Due to size constraints, this filing is being made in two related submissions.  This is the first of the two related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 650 8th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2013
Date of reporting period:	April 30, 2013

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Retirement, Institutional, & J Share Classes

Semiannual Report

April 30, 2013

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY		HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle		Within the Principal Financial Group
personal information.		We may share personal information about you or about former
This Notice applies to:		customers, plan participants or beneficiaries within the
x people who own or apply for our products or services		Principal Financial Group for several reasons, including:
for personal use.		x to assist us in providing service;
x employee benefit plan participants and beneficiaries.		x to help design and improve products; or
Please note that in this Notice, “you” refers to only these		x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.		With Others

WE PROTECT INFORMATION WE COLLECT ABOUT		In the course of doing business we may share data with others.
YOU		This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal		information may be shared with others for the following
information. These standards include limiting access to		reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION		x to prevent fraud,
We collect data about you as we do business with you.		x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:		other regulators, or
x Information we obtain when you apply or enroll for		x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial		We also may share personal information:
status; and, when applicable, health history.		x with others that service your accounts, or that perform
x Information we obtain from others. This may include		services on our behalf;
claim reports, medical records, when applicable, credit		x with others with whom we may have joint marketing
reports, property values and similar data.		agreements. These include financial services companies
x Information we obtain through our transactions		(such as other insurance companies, banks or mutual
and experience with you. This includes your claims		fund companies); and
history, payment and investment records, and account		x with other companies with your consent, at your request
values	and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-11

01/2013

F445PS-13

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state's privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker, registered representative, consultant or
Several companies within the Principal Financial Group	advisor may have a different privacy policy.
are listed at the top of this Notice. The companies of the
Principal Financial Group are leading providers of	1-800-986-3343
retirement savings, investment, and insurance products.

MM 2458-11

01/2013

F456PS-13

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.
MEDICAL INFORMATION
WE PROTECT INFORMATION WE COLLECT ABOUT
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-10

01/2013

F445CA-10

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker, registered representative, consultant or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give
you a revised notice when required by law.

BB 9338-10

01/2013

F456CA-10

Table of Contents

Financial Statements	1
Notes to Financial Statements	91
Schedules of Investments	130
Financial Highlights (Includes performance information)	404
Shareholder Expense Example	512
Supplemental Information	520

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Bond & Mortgage Securities Fund		Core Plus Bond Fund I	Diversified International Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$2,589,412		$3,915,998	$3,717,529
Foreign currency--at cost	$504		$3,617	$7,472
Assets
Investment in securities--at value	$2,656,816		$4,095,142	$4,430,302
Foreign currency--at value	511		3,630	7,504
Cash	31,972		438	3,280
Receivables:
Dividends and interest	15,096		21,840	23,496
Expense reimbursement from Manager	15		–	6
Expense reimbursement from Distributor	32		–	32
Foreign currency contracts	23		406	–
Fund shares sold	5,390		635	2,751
Investment securities sold	26,480		198,770	41,378
Swap premiums paid	763		121	–
Unrealized gain on OTC swap agreements	297		5,669	–
Other assets	7		2	5
Prepaid directors' expenses	–		–	6
Total Assets	2,737,402		4,326,653	4,508,760
Liabilities
Accrued management and investment advisory fees	1,013		1,553	2,967
Accrued administrative service fees	8		3	9
Accrued distribution fees	123		7	157
Accrued service fees	31		16	42
Accrued transfer agent fees	143		27	286
Accrued directors' expenses	–		7	–
Accrued other expenses	25		1	122
Payables:
Dividends payable	4,674		–	–
Foreign currency contracts	63		7,717	–
Fund shares redeemed	3,936		3,437	3,783
Investment securities purchased	284,360		743,154	22,284
Options and swaptions contracts written (premiums received $0, $2,749 and $0)	–		1,248	–
Secured borrowing	–		50,834	–
Swap premiums received	–		5,892	–
Unrealized loss on OTC swap agreements	517		122	–
Variation margin on futures contracts	–		238	–
Total Liabilities	294,893		814,256	29,650
Net Assets Applicable to Outstanding Shares	$2,442,509		$3,512,397	$4,479,110
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,502,855		$3,282,260	$4,476,556
Accumulated undistributed (overdistributed) net investment income (loss)	2,054		3,423	17,627
Accumulated undistributed (overdistributed) net realized gain (loss)	(129,552)		52,710	(727,879)
Net unrealized appreciation (depreciation) of investments	67,184		181,265	712,773
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(32)		(7,261)	33
Total Net Assets	$2,442,509		$3,512,397	$4,479,110
Capital Stock (par value: $.01 a share):
Shares authorized	1,060,000		800,000	1,525,000
Net Asset Value Per Share:
Class A: Net Assets	$122,480		N/A	$255,938
Shares Issued and Outstanding	10,985			23,010
Net Asset Value per share	$11.15			$11.12
Maximum Offering Price	$11.58			$11.77
Class B: Net Assets	$2,505		N/A	$5,980
Shares Issued and Outstanding	224			535
Net Asset Value per share	$11.18	(a)		$11.18	(a)
Class C: Net Assets	$8,720		N/A	$11,014
Shares Issued and Outstanding	782			989
Net Asset Value per share	$11.15	(a)		$11.14	(a)
Class J: Net Assets	$193,000		N/A	$198,670
Shares Issued and Outstanding	17,208			18,060
Net Asset Value per share	$11.22	(a)		$11.00	(a)
Class P: Net Assets	N/A		N/A	$1,288
Shares Issued and Outstanding				117
Net Asset Value per share				$11.06
Institutional: Net Assets	$1,966,192		$3,434,960	$3,797,314
Shares Issued and Outstanding	176,435		298,868	342,863
Net Asset Value per share	$11.14		$11.49	$11.08
R-1: Net Assets	$7,954		$3,756	$7,851
Shares Issued and Outstanding	714		330	710
Net Asset Value per share	$11.14		$11.39	$11.06
R-2: Net Assets	$17,441		$5,651	$12,888
Shares Issued and Outstanding	1,579		495	1,170
Net Asset Value per share	$11.05		$11.42	$11.02
R-3: Net Assets	$35,049		$16,824	$58,000
Shares Issued and Outstanding	3,161		1,469	5,244
Net Asset Value per share	$11.09		$11.45	$11.06
R-4: Net Assets	$36,543		$10,562	$49,748
Shares Issued and Outstanding	3,240		919	4,435
Net Asset Value per share	$11.28		$11.49	$11.22
R-5: Net Assets	$52,625		$40,644	$80,419
Shares Issued and Outstanding	4,743		3,544	7,186
Net Asset Value per share	$11.10		$11.47	$11.19

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Equity Income Fund		Global Diversified Income Fund	Global Real Estate Securities Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$3,625,331		$7,189,196	$1,105,761
Foreign currency--at cost	$–		$1,942	$577
Assets
Investment in securities--at value	$4,968,936		$7,724,490	$1,346,654
Foreign currency--at value	–		2,242	584
Cash	22,206		327,037	22,618
Deposits with counterparty	–		2,144	–
Receivables:
Dividends and interest	6,026		87,897	4,752
Foreign currency contracts	–		738	–
Fund shares sold	3,535		92,097	3,828
Investment securities sold	–		21,936	162
Unrealized gain on unfunded loan commitments	–		4	–
Other assets	2		–	–
Prepaid directors' expenses	–		7	3
Prepaid expenses	–		608	70
Total Assets	5,000,705		8,259,200	1,378,671
Liabilities
Accrued management and investment advisory fees	2,036		4,560	972
Accrued administrative service fees	8		–	–
Accrued distribution fees	343		2,368	21
Accrued service fees	50		–	–
Accrued transfer agent fees	332		291	28
Accrued directors' expenses	2		–	–
Accrued other expenses	56		–	–
Payables:
Dividends payable	–		26,392	–
Foreign currency contracts	–		1,498	–
Fund shares redeemed	2,832		12,799	1,875
Investment securities purchased	6,192		214,838	3,166
Options and swaptions contracts written (premiums received $0, $22,866 and $0)	–		37,221	–
Total Liabilities	11,851		299,967	6,062
Net Assets Applicable to Outstanding Shares	$4,988,854		$7,959,233	$1,372,609
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$4,222,767		$7,406,815	$1,119,313
Accumulated undistributed (overdistributed) net investment income (loss)	16,625		(1,955)	(36,327)
Accumulated undistributed (overdistributed) net realized gain (loss)	(594,143)		33,957	48,717
Net unrealized appreciation (depreciation) of investments	1,343,605		521,151	240,893
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(735)	13
Total Net Assets	$4,988,854		$7,959,233	$1,372,609
Capital Stock (par value: $.01 a share):
Shares authorized	1,700,000		1,850,000	700,000
Net Asset Value Per Share:
Class A: Net Assets	$837,583		$2,994,786	$58,110
Shares Issued and Outstanding	38,091		205,146	6,648
Net Asset Value per share	$21.99		$14.60	$8.74
Maximum Offering Price	$23.27		$15.17	$9.25
Class B: Net Assets	$62,108		N/A	N/A
Shares Issued and Outstanding	2,849
Net Asset Value per share	$21.80	(a)
Class C: Net Assets	$129,982		$2,241,957	$13,995
Shares Issued and Outstanding	6,037		154,278	1,637
Net Asset Value per share	$21.53	(a)	$14.53 (a)	$8.55	(a)
Class P: Net Assets	$66,934		$1,837,324	$24,789
Shares Issued and Outstanding	3,043		126,378	2,682
Net Asset Value per share	$22.00		$14.54	$9.24
Institutional: Net Assets	$3,639,009		$885,166	$1,275,715
Shares Issued and Outstanding	165,312		60,833	137,950
Net Asset Value per share	$22.01		$14.55	$9.25
R-1: Net Assets	$3,061		N/A	N/A
Shares Issued and Outstanding	140
Net Asset Value per share	$21.91
R-2: Net Assets	$8,923		N/A	N/A
Shares Issued and Outstanding	406
Net Asset Value per share	$21.98
R-3: Net Assets	$62,275		N/A	N/A
Shares Issued and Outstanding	2,840
Net Asset Value per share	$21.93
R-4: Net Assets	$46,963		N/A	N/A
Shares Issued and Outstanding	2,139
Net Asset Value per share	$21.96
R-5: Net Assets	$132,016		N/A	N/A
Shares Issued and Outstanding	6,003
Net Asset Value per share	$21.99

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Government & High Quality Bond Fund		High Yield Fund		High Yield Fund I

Amounts in thousands, except per share amounts
Investment in securities--at cost	$1,906,438		$3,745,944		$1,356,359
Foreign currency--at cost	$–		$13,047		$–
Assets
Investment in securities--at value	$1,969,471		$3,924,594		$1,435,003
Foreign currency--at value	–		13,206		–
Cash	5,826		40,445		17,328
Deposits with counterparty	–		1,230		–
Receivables:
Dividends and interest	7,573		65,758		23,434
Expense reimbursement from Manager	9		–		5
Expense reimbursement from Distributor	69		–		–
Fund shares sold	5,975		29,992		8,732
Investment securities sold	3,849		44,547		10,234
Other assets	19		–		–
Total Assets	1,992,791		4,119,772		1,494,736
Liabilities
Accrued management and investment advisory fees	808		1,660		743
Accrued administrative service fees	3		–		–
Accrued distribution fees	277		905		–
Accrued service fees	13		–		–
Accrued transfer agent fees	189		964		8
Accrued directors' expenses	2		13		–
Accrued other expenses	6		44		34
Payables:
Dividends payable	4,743		21,015		6,708
Fund shares redeemed	2,062		10,636		1,974
Investment securities purchased	15,900		65,745		15,031
Swap premiums received	–		958		–
Unrealized loss on OTC swap agreements	–		578		–
Total Liabilities	24,003		102,518		24,498
Net Assets Applicable to Outstanding Shares	$1,968,788		$4,017,254		$1,470,238
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,975,486		$3,794,065		$1,379,695
Accumulated undistributed (overdistributed) net investment income (loss)	(9,620)		(9,715)		(117)
Accumulated undistributed (overdistributed) net realized gain (loss)	(60,111)		54,633		12,016
Net unrealized appreciation (depreciation) of investments	63,033		178,072		78,644
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		199		–
Total Net Assets	$1,968,788		$4,017,254		$1,470,238
Capital Stock (par value: $.01 a share):
Shares authorized	1,175,000		1,600,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$503,935		$1,866,138		$113
Shares Issued and Outstanding	44,504		231,353		10
Net Asset Value per share	$11.32		$8.07		$10.94
Maximum Offering Price	$11.58		$8.38		$11.37
Class B: Net Assets	$8,658		$38,647		N/A
Shares Issued and Outstanding	765		4,764
Net Asset Value per share	$11.31	(a)	$8.11	(a)
Class C: Net Assets	$117,665		$603,499		N/A
Shares Issued and Outstanding	10,402		74,210
Net Asset Value per share	$11.31	(a)	$8.13	(a)
Class J: Net Assets	$166,212		N/A		N/A
Shares Issued and Outstanding	14,661
Net Asset Value per share	$11.34	(a)
Class P: Net Assets	$18,615		$619,020		N/A
Shares Issued and Outstanding	1,640		76,700
Net Asset Value per share	$11.35		$8.07
Institutional: Net Assets	$1,092,909		$889,950		$1,470,125
Shares Issued and Outstanding	96,486		110,857		134,490
Net Asset Value per share	$11.33		$8.03		$10.93
R-1: Net Assets	$3,531		N/A		N/A
Shares Issued and Outstanding	312
Net Asset Value per share	$11.33
R-2: Net Assets	$5,726		N/A		N/A
Shares Issued and Outstanding	505
Net Asset Value per share	$11.33
R-3: Net Assets	$20,229		N/A		N/A
Shares Issued and Outstanding	1,785
Net Asset Value per share	$11.33
R-4: Net Assets	$11,903		N/A		N/A
Shares Issued and Outstanding	1,050
Net Asset Value per share	$11.34
R-5: Net Assets	$19,405		N/A		N/A
Shares Issued and Outstanding	1,711
Net Asset Value per share	$11.34

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Income Fund		Inflation Protection Fund		International Emerging Markets Fund

Amounts in thousands, except per share amounts
Investment in securities--at cost	$2,344,099		$849,725		$1,496,438
Foreign currency--at cost	$–		$442		$5,091
Assets
Investment in securities--at value	$2,528,617		$874,564		$1,639,434
Foreign currency--at value	–		446		5,114
Cash	21,762		1,839		3,255
Receivables:
Dividends and interest	23,919		1,893		4,875
Expense reimbursement from Manager	–		–		4
Expense reimbursement from Distributor	17		2		27
Foreign tax refund	–		–		6
Fund shares sold	9,572		667		1,056
Investment securities sold	–		–		19,127
Unrealized gain on OTC swap agreements	–		676		–
Variation margin on futures contracts	–		89		–
Prepaid directors' expenses	1		–		–
Prepaid expenses	40		–		–
Total Assets	2,583,928		880,176		1,672,898
Liabilities
Accrued management and investment advisory fees	1,014		280		1,560
Accrued administrative service fees	2		1		5
Accrued distribution fees	201		20		109
Accrued service fees	11		3		22
Accrued transfer agent fees	128		45		196
Accrued directors' expenses	–		1		1
Accrued other expenses	–		7		96
Payables:
Dividends payable	7,863		–		–
Foreign currency contracts	–		109		–
Fund shares redeemed	2,344		1,744		2,555
Investment securities purchased	11,515		2,360		22,567
Options and swaptions contracts written (premiums received $0, $1,447 and $0)	–		1,317		–
Unrealized loss on OTC swap agreements	–		11		–
Variation margin on futures contracts	–		37		–
Total Liabilities	23,078		5,935		27,111
Net Assets Applicable to Outstanding Shares	$2,560,850		$874,241		$1,645,787
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,428,485		$835,109		$1,556,854
Accumulated undistributed (overdistributed) net investment income (loss)	(12,764)		1,210		195
Accumulated undistributed (overdistributed) net realized gain (loss)	(39,389)		13,126		(54,239)
Net unrealized appreciation (depreciation) of investments	184,518		24,912		142,996
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(116)		(19)
Total Net Assets	$2,560,850		$874,241		$1,645,787
Capital Stock (par value: $.01 a share):
Shares authorized	1,100,000		800,000		900,000
Net Asset Value Per Share:
Class A: Net Assets	$356,698		$26,005		$109,076
Shares Issued and Outstanding	35,573		2,795		4,216
Net Asset Value per share	$10.03		$9.30		$25.87
Maximum Offering Price	$10.26		$9.66		$27.38
Class B: Net Assets	$12,267		N/A		$5,742
Shares Issued and Outstanding	1,218				233
Net Asset Value per share	$10.07	(a)			$24.60	(a)
Class C: Net Assets	$90,877		$8,551		$11,347
Shares Issued and Outstanding	9,017		937		452
Net Asset Value per share	$10.08	(a)	$9.13	(a)	$25.10	(a)
Class J: Net Assets	$102,457		$13,259		$165,015
Shares Issued and Outstanding	10,197		1,452		6,611
Net Asset Value per share	$10.05	(a)	$9.13	(a)	$24.96	(a)
Class P: Net Assets	$19,171		N/A		$2,431
Shares Issued and Outstanding	1,908				95
Net Asset Value per share	$10.05				$25.66
Institutional: Net Assets	$1,922,867		$812,079		$1,244,054
Shares Issued and Outstanding	191,294		87,569		48,443
Net Asset Value per share	$10.05		$9.27		$25.68
R-1: Net Assets	$2,616		$1,211		$5,296
Shares Issued and Outstanding	260		134		207
Net Asset Value per share	$10.06		$9.07		$25.56
R-2: Net Assets	$1,629		$951		$7,216
Shares Issued and Outstanding	162		105		284
Net Asset Value per share	$10.06		$9.09		$25.38
R-3: Net Assets	$20,769		$6,704		$34,857
Shares Issued and Outstanding	2,063		734		1,368
Net Asset Value per share	$10.07		$9.14		$25.48
R-4: Net Assets	$11,412		$2,714		$23,712
Shares Issued and Outstanding	1,134		296		924
Net Asset Value per share	$10.06		$9.18		$25.65
R-5: Net Assets	$20,087		$2,767		$37,041
Shares Issued and Outstanding	1,999		300		1,440
Net Asset Value per share	$10.05		$9.22		$25.72

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	International Fund I	LargeCap Blend Fund II		LargeCap Growth Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$616,704	$872,229		$1,866,232
Foreign currency--at cost	$1,182	$–		$–
Assets
Investment in securities--at value	$710,083	$1,126,513		$2,477,944
Foreign currency--at value	1,190	–		–
Cash	11,275	3,763		11,266
Deposits with counterparty	1,451	1,100		–
Receivables:
Dividends and interest	5,321	952		1,499
Expense reimbursement from Manager	31	16		2
Expense reimbursement from Distributor	–	17		8
Fund shares sold	85	177		1,104
Investment securities sold	1,174	1,079		–
Variation margin on futures contracts	42	62		–
Other assets	–	–		12
Total Assets	730,652	1,133,679		2,491,835
Liabilities
Accrued management and investment advisory fees	644	674		1,282
Accrued administrative service fees	2	3		6
Accrued distribution fees	4	45		108
Accrued service fees	6	14		38
Accrued transfer agent fees	29	56		269
Accrued directors' expenses	3	2		–
Accrued other expenses	91	17		80
Payables:
Fund shares redeemed	331	1,831		1,934
Investment securities purchased	2,181	969		–
Total Liabilities	3,291	3,611		3,717
Net Assets Applicable to Outstanding Shares	$727,361	$1,130,068		$2,488,118
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,070,772	$909,513		$1,809,121
Accumulated undistributed (overdistributed) net investment income (loss)	3,126	1,377		1,952
Accumulated undistributed (overdistributed) net realized gain (loss)	(440,365)	(35,847)		65,333
Net unrealized appreciation (depreciation) of investments	93,855	255,025		611,712
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(27)	–		–
Total Net Assets	$727,361	$1,130,068		$2,488,118
Capital Stock (par value: $.01 a share):
Shares authorized	500,000	535,000		1,335,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A		$314,646
Shares Issued and Outstanding				32,302
Net Asset Value per share				$9.74
Maximum Offering Price				$10.31
Class B: Net Assets	N/A	N/A		$7,487
Shares Issued and Outstanding				827
Net Asset Value per share				$9.05	(a)
Class C: Net Assets	N/A	N/A		$11,616
Shares Issued and Outstanding				1,252
Net Asset Value per share				$9.28	(a)
Class J: Net Assets	N/A	$101,953		$49,805
Shares Issued and Outstanding		8,724		5,344
Net Asset Value per share		$11.69	(a)	$9.32	(a)
Class P: Net Assets	N/A	N/A		$9,136
Shares Issued and Outstanding				918
Net Asset Value per share				$9.95
Institutional: Net Assets	$697,348	$961,203		$1,907,188
Shares Issued and Outstanding	58,003	80,076		190,931
Net Asset Value per share	$12.02	$12.00		$9.99
R-1: Net Assets	$4,525	$3,022		$7,140
Shares Issued and Outstanding	378	252		750
Net Asset Value per share	$11.97	$11.97		$9.52
R-2: Net Assets	$4,001	$5,318		$8,718
Shares Issued and Outstanding	334	445		906
Net Asset Value per share	$11.99	$11.94		$9.62
R-3: Net Assets	$6,922	$21,278		$23,433
Shares Issued and Outstanding	578	1,783		2,288
Net Asset Value per share	$11.98	$11.93		$10.24
R-4: Net Assets	$7,561	$12,706		$16,469
Shares Issued and Outstanding	630	1,059		1,621
Net Asset Value per share	$12.00	$12.00		$10.16
R-5: Net Assets	$7,004	$24,588		$132,480
Shares Issued and Outstanding	583	2,054		13,170
Net Asset Value per share	$12.01	$11.97		$10.06

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	LargeCap Growth Fund I		LargeCap Growth Fund II		LargeCap S&P 500 Index Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$4,642,859		$1,028,065		$2,380,178
Assets
Investment in securities--at value	$5,741,937		$1,262,236		$3,279,420
Cash	25,884		5,454		9,366
Deposits with counterparty	7,504		1,800		–
Receivables:
Dividends and interest	2,306		803		2,894
Expense reimbursement from Manager	81		14		1
Expense reimbursement from Distributor	13		5		63
Fund shares sold	1,976		21		1,339
Investment securities sold	5,723		10,707		–
Variation margin on futures contracts	409		87		135
Other assets	1		–		3
Prepaid directors' expenses	9		–		–
Prepaid expenses	100		9		–
Total Assets	5,785,943		1,281,136		3,293,221
Liabilities
Accrued management and investment advisory fees	2,840		900		399
Accrued administrative service fees	14		2		28
Accrued distribution fees	65		15		241
Accrued service fees	84		8		144
Accrued transfer agent fees	150		18		196
Accrued directors' expenses	–		3		2
Accrued other expenses	–		–		28
Payables:
Fund shares redeemed	6,247		683		4,455
Investment securities purchased	2,112		8,485		–
Total Liabilities	11,512		10,114		5,493
Net Assets Applicable to Outstanding Shares	$5,774,431		$1,271,022		$3,287,728
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$4,526,351		$1,099,420		$2,600,387
Accumulated undistributed (overdistributed) net investment income (loss)	1,078		1,799		13,778
Accumulated undistributed (overdistributed) net realized gain (loss)	143,418		(65,427)		(226,758)
Net unrealized appreciation (depreciation) of investments	1,103,584		235,230		900,321
Total Net Assets	$5,774,431		$1,271,022		$3,287,728
Capital Stock (par value: $.01 a share):
Shares authorized	945,000		540,000		950,000
Net Asset Value Per Share:
Class A: Net Assets	$166		N/A		$183,042
Shares Issued and Outstanding	15				16,276
Net Asset Value per share	$10.81				$11.25
Maximum Offering Price	$11.44				$11.42
Class C: Net Assets	N/A		N/A		$11,203
Shares Issued and Outstanding					1,007
Net Asset Value per share					$11.13	(a)
Class J: Net Assets	$77,844		$30,473		$393,320
Shares Issued and Outstanding	8,073		3,607		35,301
Net Asset Value per share	$9.64	(a)	$8.45	(a)	$11.14	(a)
Institutional: Net Assets	$5,278,730		$1,200,191		$1,982,656
Shares Issued and Outstanding	488,081		127,633		176,546
Net Asset Value per share	$10.82		$9.40		$11.23
R-1: Net Assets	$6,139		$1,539		$18,119
Shares Issued and Outstanding	607		171		1,617
Net Asset Value per share	$10.11		$8.98		$11.21
R-2: Net Assets	$14,018		$3,202		$39,188
Shares Issued and Outstanding	1,416		368		3,476
Net Asset Value per share	$9.90		$8.69		$11.27
R-3: Net Assets	$125,216		$11,142		$199,615
Shares Issued and Outstanding	12,096		1,255		17,748
Net Asset Value per share	$10.35		$8.88		$11.25
R-4: Net Assets	$76,549		$6,057		$150,273
Shares Issued and Outstanding	7,367		665		13,320
Net Asset Value per share	$10.39		$9.10		$11.28
R-5: Net Assets	$195,769		$18,418		$310,312
Shares Issued and Outstanding	18,471		2,006		27,314
Net Asset Value per share	$10.60		$9.18		$11.36

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	LargeCap Value Fund		LargeCap Value Fund I	LargeCap Value Fund III
Amounts in thousands, except per share amounts
Investment in securities--at cost	$1,815,002		$1,927,734	$660,221
Assets
Investment in securities--at value	$2,155,519		$2,291,215	$811,543
Cash	3,224		18,349	2,825
Deposits with counterparty	–		5,203	900
Receivables:
Dividends and interest	3,992		1,769	770
Expense reimbursement from Manager	3		27	8
Expense reimbursement from Distributor	10		–	11
Fund shares sold	530		248	36
Investment securities sold	–		13,532	744
Variation margin on futures contracts	36		266	43
Other assets	28		–	–
Prepaid directors' expenses	3		4	–
Prepaid expenses	–		11	9
Total Assets	2,163,345		2,330,624	816,889
Liabilities
Accrued management and investment advisory fees	741		1,479	523
Accrued administrative service fees	1		2	2
Accrued distribution fees	67		3	29
Accrued service fees	5		4	8
Accrued transfer agent fees	138		–	30
Accrued directors' expenses	–		–	5
Accrued other expenses	27		–	–
Payables:
Fund shares redeemed	2,524		4,109	255
Investment securities purchased	–		10,598	1,489
Total Liabilities	3,503		16,195	2,341
Net Assets Applicable to Outstanding Shares	$2,159,842		$2,314,429	$814,548
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,716,453		$1,927,629	$1,031,818
Accumulated undistributed (overdistributed) net investment income (loss)	11,088		8,182	2,485
Accumulated undistributed (overdistributed) net realized gain (loss)	91,601		13,788	(371,515)
Net unrealized appreciation (depreciation) of investments	340,700		364,830	151,760
Total Net Assets	$2,159,842		$2,314,429	$814,548
Capital Stock (par value: $.01 a share):
Shares authorized	900,000		600,000	520,000
Net Asset Value Per Share:
Class A: Net Assets	$188,264		N/A	N/A
Shares Issued and Outstanding	15,245
Net Asset Value per share	$12.35
Maximum Offering Price	$13.07
Class B: Net Assets	$2,137		N/A	N/A
Shares Issued and Outstanding	173
Net Asset Value per share	$12.35	(a)
Class C: Net Assets	$3,842		N/A	N/A
Shares Issued and Outstanding	315
Net Asset Value per share	$12.20	(a)
Class J: Net Assets	$62,168		N/A	$68,390
Shares Issued and Outstanding	5,106			5,534
Net Asset Value per share	$12.18	(a)		$12.36	(a)
Institutional: Net Assets	$1,879,183		$2,292,558	$705,181
Shares Issued and Outstanding	152,513		173,857	56,434
Net Asset Value per share	$12.32		$13.19	$12.50
R-1: Net Assets	$1,350		$4,470	$2,258
Shares Issued and Outstanding	110		339	180
Net Asset Value per share	$12.27		$13.18	$12.52
R-2: Net Assets	$2,339		$2,466	$5,741
Shares Issued and Outstanding	190		187	460
Net Asset Value per share	$12.31		$13.17	$12.47
R-3: Net Assets	$3,352		$2,739	$9,442
Shares Issued and Outstanding	273		208	730
Net Asset Value per share	$12.28		$13.17	$12.93
R-4: Net Assets	$2,481		$3,041	$6,035
Shares Issued and Outstanding	203		231	483
Net Asset Value per share	$12.24		$13.14	$12.49
R-5: Net Assets	$14,726		$9,155	$17,501
Shares Issued and Outstanding	1,194		692	1,395
Net Asset Value per share	$12.33		$13.22	$12.55

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	MidCap Fund(a)		MidCap Growth Fund	MidCap Growth Fund III
Amounts in thousands, except per share amounts
Investment in securities--at cost	$4,261,364		$96,494		$1,300,305
Assets
Investment in securities--at value	$5,423,701		$110,193		$1,560,327
Cash	7,754		422		8,757
Deposits with counterparty	–		–		1,900
Receivables:
Dividends and interest	3,087		25		178
Expense reimbursement from Manager	2		–		28
Expense reimbursement from Distributor	43		4		5
Fund shares sold	51,447		150		126
Investment securities sold	9,091		3,000		20,698
Variation margin on futures contracts	–		–		503
Other assets	6		–		–
Prepaid directors' expenses	4		–		–
Prepaid expenses	143		–		2
Total Assets	5,495,278		113,794		1,592,524
Liabilities
Accrued management and investment advisory fees	2,553		57		1,221
Accrued administrative service fees	19		1		4
Accrued distribution fees	668		11		21
Accrued service fees	84		5		17
Accrued transfer agent fees	285		16		14
Accrued directors' expenses	–		2		4
Accrued other expenses	–		4		–
Payables:
Fund shares redeemed	4,550		45		2,017
Investment securities purchased	23,800		2,860		24,541
Total Liabilities	31,959		3,001		27,839
Net Assets Applicable to Outstanding Shares	$5,463,319		$110,793		$1,564,685
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$4,244,789		$87,108		$1,230,781
Accumulated undistributed (overdistributed) net investment income (loss)	(19,143)		(328)		(2,719)
Accumulated undistributed (overdistributed) net realized gain (loss)	75,336		10,314		75,228
Net unrealized appreciation (depreciation) of investments	1,162,337		13,699		261,395
Total Net Assets	$5,463,319		$110,793		$1,564,685
Capital Stock (par value: $.01 a share):
Shares authorized	1,675,000		325,000		625,000
Net Asset Value Per Share:
Class A: Net Assets	$1,627,353		N/A		N/A
Shares Issued and Outstanding	92,029
Net Asset Value per share	$17.68
Maximum Offering Price	$18.71
Class B: Net Assets	$17,207		N/A		N/A
Shares Issued and Outstanding	1,006
Net Asset Value per share	$17.10	(b)
Class C: Net Assets	$258,583		N/A		N/A
Shares Issued and Outstanding	15,314
Net Asset Value per share	$16.89	(b)
Class J: Net Assets	$265,578		$25,353		$32,229
Shares Issued and Outstanding	15,539		3,721		2,920
Net Asset Value per share	$17.09	(b)	$6.81	(b)	$11.04	(b)
Class P: Net Assets	$796,440		N/A		N/A
Shares Issued and Outstanding	44,579
Net Asset Value per share	$17.87
Institutional: Net Assets	$2,069,229		$59,634		$1,448,050
Shares Issued and Outstanding	115,555		7,722		119,419
Net Asset Value per share	$17.91		$7.72		$12.13
R-1: Net Assets	$13,702		$1,472		$3,238
Shares Issued and Outstanding	804		209		288
Net Asset Value per share	$17.03		$7.06		$11.26
R-2: Net Assets	$34,767		$2,482		$6,540
Shares Issued and Outstanding	2,027		338		570
Net Asset Value per share	$17.15		$7.34		$11.47
R-3: Net Assets	$114,109		$4,360		$21,689
Shares Issued and Outstanding	6,523		577		1,818
Net Asset Value per share	$17.49		$7.56		$11.93
R-4: Net Assets	$129,051		$2,937		$24,952
Shares Issued and Outstanding	7,207		378		2,071
Net Asset Value per share	$17.91		$7.76		$12.05
R-5: Net Assets	$137,300		$14,555		$27,987
Shares Issued and Outstanding	7,728		1,839		2,278
Net Asset Value per share	$17.77		$7.91		$12.29

(a)	Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	MidCap S&P 400 Index Fund		MidCap Value Fund I		MidCap Value Fund III
Amounts in thousands, except per share amounts
Investment in securities--at cost	$598,477		$1,190,922		$624,410
Assets
Investment in securities--at value	$762,863		$1,396,846		$659,476
Cash	2,985		12,930		4,648
Deposits with counterparty	560		2,700		1,100
Receivables:
Dividends and interest	716		489		396
Expense reimbursement from Manager	–		25		6
Expense reimbursement from Distributor	9		10		15
Fund shares sold	782		326		87
Investment securities sold	309		3,345		1,216
Variation margin on futures contracts	162		649		244
Prepaid expenses	15		–		–
Total Assets	768,401		1,417,320		667,188
Liabilities
Accrued management and investment advisory fees	92		1,223		286
Accrued administrative service fees	15		8		1
Accrued distribution fees	57		38		35
Accrued service fees	73		33		4
Accrued transfer agent fees	33		55		29
Accrued directors' expenses	2		4		–
Accrued other expenses	–		–		1
Payables:
Fund shares redeemed	760		2,020		1,141
Investment securities purchased	–		2,150		738
Total Liabilities	1,032		5,531		2,235
Net Assets Applicable to Outstanding Shares	$767,369		$1,411,789		$664,953
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$597,761		$1,027,200		$628,980
Accumulated undistributed (overdistributed) net investment income (loss)	1,650		2,007		1,007
Accumulated undistributed (overdistributed) net realized gain (loss)	3,114		175,473		(812)
Net unrealized appreciation (depreciation) of investments	164,844		207,109		35,778
Total Net Assets	$767,369		$1,411,789		$664,953
Capital Stock (par value: $.01 a share):
Shares authorized	425,000		525,000		325,000
Net Asset Value Per Share:
Class J: Net Assets	$58,708		$60,114		$92,197
Shares Issued and Outstanding	3,568		3,640		5,880
Net Asset Value per share	$16.45	(a)	$16.51	(a)	$15.68	(a)
Institutional: Net Assets	$342,558		$1,188,129		$549,745
Shares Issued and Outstanding	20,432		71,608		33,370
Net Asset Value per share	$16.77		$16.59		$16.47
R-1: Net Assets	$11,442		$7,007		$391
Shares Issued and Outstanding	686		430		25
Net Asset Value per share	$16.69		$16.31		$15.83
R-2: Net Assets	$20,595		$14,948		$1,046
Shares Issued and Outstanding	1,209		915		66
Net Asset Value per share	$17.03		$16.34		$15.92
R-3: Net Assets	$108,905		$38,518		$2,965
Shares Issued and Outstanding	6,411		2,340		188
Net Asset Value per share	$16.99		$16.46		$15.81
R-4: Net Assets	$78,076		$32,357		$2,378
Shares Issued and Outstanding	4,586		1,962		152
Net Asset Value per share	$17.02		$16.49		$15.66
R-5: Net Assets	$147,085		$70,716		$16,231
Shares Issued and Outstanding	8,588		4,276		1,030
Net Asset Value per share	$17.13		$16.54		$15.75

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Money Market Fund		Overseas Fund	Principal Capital Appreciation Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$1,065,316		$1,741,934	$1,180,268
Foreign currency--at cost	$–		$2,262	$–
Assets
Investment in securities--at value	$1,065,316		$1,977,758	$1,929,623
Foreign currency--at value	–		2,267	–
Cash	7		59,489	6,450
Deposits with counterparty	–		5,502	–
Receivables:
Dividends and interest	69		11,731	1,791
Expense reimbursement from Manager	333		48	–
Expense reimbursement from Distributor	14		–	–
Fund shares sold	4,131		250	592
Investment securities sold	–		2,112	356
Variation margin on futures contracts	–		176	–
Other assets	26		–	5
Prepaid directors' expenses	–		3	–
Total Assets	1,069,896		2,059,336	1,938,817
Liabilities
Accrued management and investment advisory fees	349		1,729	741
Accrued administrative service fees	–		–	2
Accrued distribution fees	75		–	191
Accrued service fees	–		–	11
Accrued transfer agent fees	309		32	380
Accrued directors' expenses	9		–	3
Accrued other expenses	58		43	74
Payables:
Fund shares redeemed	1,282		3,149	1,459
Investment securities purchased	–		1,178	1,327
Variation margin on futures contracts	–		1	–
Total Liabilities	2,082		6,132	4,188
Net Assets Applicable to Outstanding Shares	$1,067,814		$2,053,204	$1,934,629
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,109,273		$1,775,618	$1,189,802
Accumulated undistributed (overdistributed) net investment income (loss)	–		18,211	5,286
Accumulated undistributed (overdistributed) net realized gain (loss)	(41,459)		19,711	(9,814)
Net unrealized appreciation (depreciation) of investments	–		239,661	749,355
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		3	–
Total Net Assets	$1,067,814		$2,053,204	$1,934,629
Capital Stock (par value: $.01 a share):
Shares authorized	8,400,000		600,000	1,000,000
Net Asset Value Per Share:
Class A: Net Assets	$438,605		N/A	$661,485
Shares Issued and Outstanding	438,605			14,098
Net Asset Value per share	$1.00			$46.92
Maximum Offering Price	$1.00			$49.65
Class B: Net Assets	$8,572		N/A	$34,131
Shares Issued and Outstanding	8,572			863
Net Asset Value per share	$1.00	(a)		$39.54	(a)
Class C: Net Assets	$14,532		N/A	$28,331
Shares Issued and Outstanding	14,532			717
Net Asset Value per share	$1.00	(a)		$39.51	(a)
Class J: Net Assets	$268,852		N/A	N/A
Shares Issued and Outstanding	268,852
Net Asset Value per share	$1.00	(a)
Class P: Net Assets	N/A		N/A	$17,055
Shares Issued and Outstanding				360
Net Asset Value per share				$47.41
Institutional: Net Assets	$337,253		$2,052,568	$1,138,127
Shares Issued and Outstanding	337,253		188,042	23,956
Net Asset Value per share	$1.00		$10.92	$47.51
R-1: Net Assets	N/A		$11	$1,779
Shares Issued and Outstanding			1	38
Net Asset Value per share			$10.88	$46.90
R-2: Net Assets	N/A		$11	$2,492
Shares Issued and Outstanding			1	53
Net Asset Value per share			$10.88	$47.02
R-3: Net Assets	N/A		$90	$17,772
Shares Issued and Outstanding			8	378
Net Asset Value per share			$10.89	$46.99
R-4: Net Assets	N/A		$11	$12,068
Shares Issued and Outstanding			1	255
Net Asset Value per share			$10.90	$47.24
R-5: Net Assets	N/A		$513	$21,389
Shares Issued and Outstanding			47	452
Net Asset Value per share			$10.88	$47.35

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Principal LifeTime 2010 Fund		Principal LifeTime 2015 Fund	Principal LifeTime 2020 Fund
Amounts in thousands, except per share amounts
Investment in affiliated Funds--at cost	$1,571,087		$791,614	$5,423,020
Assets
Investment in affiliated Funds--at value	$1,734,194		$934,270	$6,133,540
Receivables:
Dividends and interest	1,104		460	2,027
Expense reimbursement from Manager	2		–	5
Expense reimbursement from Distributor	38		–	120
Fund shares sold	145		1,813	1,043
Prepaid expenses	–		15	4
Total Assets	1,735,483		936,558	6,136,739
Liabilities
Accrued management and investment advisory fees	43		23	148
Accrued administrative service fees	15		13	52
Accrued distribution fees	126		28	412
Accrued service fees	62		49	218
Accrued transfer agent fees	35		–	91
Accrued directors' expenses	9		3	21
Accrued other expenses	5		–	–
Payables:
Fund shares redeemed	6,449		457	14,102
Total Liabilities	6,744		573	15,044
Net Assets Applicable to Outstanding Shares	$1,728,739		$935,985	$6,121,695
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,681,244		$770,212	$5,466,090
Accumulated undistributed (overdistributed) net investment income (loss)	3,769		1,351	5,669
Accumulated undistributed (overdistributed) net realized gain (loss)	(119,381)		21,766	(60,584)
Net unrealized appreciation (depreciation) of investments	163,107		142,656	710,520
Total Net Assets	$1,728,739		$935,985	$6,121,695
Capital Stock (par value: $.01 a share):
Shares authorized	650,000		400,000	1,125,000
Net Asset Value Per Share:
Class A: Net Assets	$41,475		N/A	$112,995
Shares Issued and Outstanding	3,248			8,302
Net Asset Value per share	$12.77			$13.61
Maximum Offering Price	$13.27			$14.40
Class B: Net Assets	N/A		N/A	$4,989
Shares Issued and Outstanding				364
Net Asset Value per share				$13.71	(a)
Class J: Net Assets	$234,011		N/A	$745,311
Shares Issued and Outstanding	18,491			55,270
Net Asset Value per share	$12.66	(a)		$13.48	(a)
Institutional: Net Assets	$1,148,340		$693,808	$4,179,519
Shares Issued and Outstanding	90,439		65,141	308,735
Net Asset Value per share	$12.70		$10.65	$13.54
R-1: Net Assets	$19,965		$17,223	$62,385
Shares Issued and Outstanding	1,581		1,650	4,637
Net Asset Value per share	$12.63		$10.44	$13.45
R-2: Net Assets	$22,364		$14,204	$78,932
Shares Issued and Outstanding	1,773		1,356	5,878
Net Asset Value per share	$12.61		$10.47	$13.43
R-3: Net Assets	$76,825		$76,276	$284,057
Shares Issued and Outstanding	6,099		7,276	21,143
Net Asset Value per share	$12.60		$10.48	$13.44
R-4: Net Assets	$67,786		$57,481	$242,369
Shares Issued and Outstanding	5,373		5,457	18,015
Net Asset Value per share	$12.62		$10.53	$13.45
R-5: Net Assets	$117,973		$76,993	$411,138
Shares Issued and Outstanding	9,330		7,296	30,488
Net Asset Value per share	$12.64		$10.55	$13.49

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2013 (unaudited)

	Principal LifeTime 2025 Fund	Principal LifeTime 2030 Fund		Principal LifeTime 2035 Fund
Amounts in thousands, except per share amounts
Investment in affiliated Funds--at cost	$1,074,207	$5,066,085		$712,951
Assets
Investment in affiliated Funds--at value	$1,282,929	$5,838,645		$866,681
Receivables:
Dividends and interest	430	1,715		210
Expense reimbursement from Manager	–	6		–
Expense reimbursement from Distributor	–	128		–
Fund shares sold	758	1,216		598
Prepaid expenses	19	–		17
Total Assets	1,284,136	5,841,710		867,506
Liabilities
Accrued management and investment advisory fees	31	141		21
Accrued administrative service fees	15	47		11
Accrued distribution fees	37	413		27
Accrued service fees	65	198		46
Accrued transfer agent fees	–	97		–
Accrued directors' expenses	3	19		2
Accrued other expenses	–	2		–
Payables:
Fund shares redeemed	264	15,149		266
Total Liabilities	415	16,066		373
Net Assets Applicable to Outstanding Shares	$1,283,721	$5,825,644		$867,133
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,049,633	$5,082,391		$698,825
Accumulated undistributed (overdistributed) net investment income (loss)	1,030	3,964		423
Accumulated undistributed (overdistributed) net realized gain (loss)	24,336	(33,271)		14,155
Net unrealized appreciation (depreciation) of investments	208,722	772,560		153,730
Total Net Assets	$1,283,721	$5,825,644		$867,133
Capital Stock (par value: $.01 a share):
Shares authorized	400,000	1,225,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$97,176		N/A
Shares Issued and Outstanding		7,171
Net Asset Value per share		$13.55
Maximum Offering Price		$14.34
Class B: Net Assets	N/A	$4,818		N/A
Shares Issued and Outstanding		352
Net Asset Value per share		$13.69	(a)
Class J: Net Assets	N/A	$792,850		N/A
Shares Issued and Outstanding		58,795
Net Asset Value per share		$13.48	(a)
Institutional: Net Assets	$957,470	$3,948,853		$638,223
Shares Issued and Outstanding	88,452	292,300		58,568
Net Asset Value per share	$10.82	$13.51		$10.90
R-1: Net Assets	$17,791	$51,798		$16,050
Shares Issued and Outstanding	1,669	3,858		1,493
Net Asset Value per share	$10.66	$13.43		$10.75
R-2: Net Assets	$18,515	$74,688		$11,498
Shares Issued and Outstanding	1,735	5,557		1,070
Net Asset Value per share	$10.67	$13.44		$10.75
R-3: Net Assets	$111,216	$253,029		$76,278
Shares Issued and Outstanding	10,405	18,786		7,071
Net Asset Value per share	$10.69	$13.47		$10.79
R-4: Net Assets	$64,921	$223,180		$51,001
Shares Issued and Outstanding	6,039	16,159		4,707
Net Asset Value per share	$10.75	$13.81		$10.84
R-5: Net Assets	$113,808	$379,252		$74,083
Shares Issued and Outstanding	10,560	28,092		6,820
Net Asset Value per share	$10.78	$13.50		$10.86

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Principal LifeTime 2040 Fund		Principal LifeTime 2045 Fund	Principal LifeTime 2050 Fund
Amounts in thousands, except per share amounts
Investment in affiliated Funds--at cost	$3,082,363		$385,042	$1,412,984
Assets
Investment in affiliated Funds--at value	$3,625,901		$463,590	$1,654,230
Receivables:
Dividends and interest	793		103	361
Expense reimbursement from Manager	7		–	6
Expense reimbursement from Distributor	69		–	17
Fund shares sold	1,128		708	408
Prepaid expenses	7		14	15
Total Assets	3,627,905		464,415	1,655,037
Liabilities
Accrued management and investment advisory fees	87		11	40
Accrued administrative service fees	31		7	14
Accrued distribution fees	236		16	78
Accrued service fees	121		27	56
Accrued transfer agent fees	76		–	34
Accrued directors' expenses	11		2	5
Payables:
Fund shares redeemed	8,451		3	5,245
Total Liabilities	9,013		66	5,472
Net Assets Applicable to Outstanding Shares	$3,618,892		$464,349	$1,649,565
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,065,533		$378,499	$1,388,069
Accumulated undistributed (overdistributed) net investment income (loss)	1,443		190	738
Accumulated undistributed (overdistributed) net realized gain (loss)	8,378		7,112	19,512
Net unrealized appreciation (depreciation) of investments	543,538		78,548	241,246
Total Net Assets	$3,618,892		$464,349	$1,649,565
Capital Stock (par value: $.01 a share):
Shares authorized	1,050,000		400,000	825,000
Net Asset Value Per Share:
Class A: Net Assets	$63,097		N/A	$43,131
Shares Issued and Outstanding	4,610			3,211
Net Asset Value per share	$13.69			$13.43
Maximum Offering Price	$14.49			$14.21
Class B: Net Assets	$3,588		N/A	$1,293
Shares Issued and Outstanding	262			97
Net Asset Value per share	$13.67	(a)		$13.39	(a)
Class J: Net Assets	$431,919		N/A	$107,273
Shares Issued and Outstanding	31,352			8,188
Net Asset Value per share	$13.78	(a)		$13.10	(a)
Institutional: Net Assets	$2,518,030		$330,179	$1,220,056
Shares Issued and Outstanding	181,719		30,152	91,290
Net Asset Value per share	$13.86		$10.95	$13.36
R-1: Net Assets	$37,473		$9,961	$17,332
Shares Issued and Outstanding	2,726		929	1,307
Net Asset Value per share	$13.75		$10.72	$13.26
R-2: Net Assets	$51,888		$7,994	$26,196
Shares Issued and Outstanding	3,775		746	1,976
Net Asset Value per share	$13.75		$10.72	$13.26
R-3: Net Assets	$147,506		$39,295	$62,473
Shares Issued and Outstanding	10,739		3,645	4,708
Net Asset Value per share	$13.74		$10.78	$13.27
R-4: Net Assets	$141,137		$38,146	$69,960
Shares Issued and Outstanding	10,269		3,525	5,259
Net Asset Value per share	$13.74		$10.82	$13.30
R-5: Net Assets	$224,254		$38,774	$101,851
Shares Issued and Outstanding	16,237		3,574	7,640
Net Asset Value per share	$13.81		$10.85	$13.33

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Principal LifeTime 2055 Fund	Principal LifeTime 2060 Fund		Principal LifeTime Strategic Income Fund

Amounts in thousands, except per share amounts
Investment in affiliated Funds--at cost	$74,313	$95		$756,596
Assets
Investment in affiliated Funds--at value	$87,194	$98		$824,653
Receivables:
Dividends and interest	17	–		710
Expense reimbursement from Manager	–	10		4
Expense reimbursement from Distributor	–	–		12
Fund shares sold	84	–		179
Prepaid expenses	10	–		9
Total Assets	87,305	108		825,567
Liabilities
Accrued management and investment advisory fees	2	–		21
Accrued administrative service fees	1	–		7
Accrued distribution fees	2	–		50
Accrued service fees	4	–		27
Accrued transfer agent fees	–	1		24
Accrued directors' expenses	1	–		4
Accrued other expenses	–	16		–
Payables:
Fund shares redeemed	72	–		2,194
Total Liabilities	82	17		2,327
Net Assets Applicable to Outstanding Shares	$87,223	$91		$823,240
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$73,199	$88		$798,013
Accumulated undistributed (overdistributed) net investment income (loss)	33	–		2,608
Accumulated undistributed (overdistributed) net realized gain (loss)	1,110	–		(45,438)
Net unrealized appreciation (depreciation) of investments	12,881	3		68,057
Total Net Assets	$87,223	$91		$823,240
Capital Stock (par value: $.01 a share):
Shares authorized	400,000	500,000		750,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A		$31,127
Shares Issued and Outstanding				2,626
Net Asset Value per share				$11.85
Maximum Offering Price				$12.31
Class B: Net Assets	N/A	N/A		$458
Shares Issued and Outstanding				39
Net Asset Value per share				$11.80	(a)
Class J: Net Assets	N/A	$27		$74,942
Shares Issued and Outstanding		3		6,390
Net Asset Value per share		$10.48	(a)	$11.73	(a)
Institutional: Net Assets	$66,601	$12		$585,839
Shares Issued and Outstanding	6,063	1		49,717
Net Asset Value per share	$10.98	$10.48		$11.78
R-1: Net Assets	$1,343	$10		$10,332
Shares Issued and Outstanding	125	1		879
Net Asset Value per share	$10.74	$10.47		$11.75
R-2: Net Assets	$854	$10		$10,021
Shares Issued and Outstanding	79	1		853
Net Asset Value per share	$10.77	$10.47		$11.75
R-3: Net Assets	$5,601	$10		$41,576
Shares Issued and Outstanding	518	1		3,560
Net Asset Value per share	$10.82	$10.47		$11.68
R-4: Net Assets	$5,598	$11		$24,468
Shares Issued and Outstanding	515	1		2,091
Net Asset Value per share	$10.87	$10.48		$11.70
R-5: Net Assets	$7,226	$11		$44,477
Shares Issued and Outstanding	663	1		3,779
Net Asset Value per share	$10.89	$10.48		$11.77

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Real Estate Securities Fund		SAM Balanced Portfolio		SAM Conservative Balanced Portfolio
Amounts in thousands, except per share amounts
Investment in securities--at cost	$1,241,867		$–		$–
Investment in affiliated Funds--at cost	$–		$3,363,045		$1,170,708
Assets
Investment in securities--at value	$1,831,848		$–		$–
Investment in affiliated Funds--at value	–		4,204,305		1,365,626
Cash	5,777		–		–
Receivables:
Dividends and interest	7,404		4,060		2,116
Expense reimbursement from Manager	6		–		5
Expense reimbursement from Distributor	26		127		66
Fund shares sold	5,123		3,579		1,104
Prepaid expenses	–		–		26
Total Assets	1,850,184		4,212,071		1,368,943
Liabilities
Accrued management and investment advisory fees	1,202		1,039		338
Accrued administrative service fees	10		7		3
Accrued distribution fees	141		1,271		419
Accrued service fees	50		38		13
Accrued transfer agent fees	155		573		103
Accrued directors' expenses	5		9		3
Accrued other expenses	51		1		–
Payables:
Fund shares redeemed	2,567		1,859		1,994
Total Liabilities	4,181		4,797		2,873
Net Assets Applicable to Outstanding Shares	$1,846,003		$4,207,274		$1,366,070
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,223,034		$3,509,810		$1,180,375
Accumulated undistributed (overdistributed) net investment income (loss)	11,216		1,554		1,311
Accumulated undistributed (overdistributed) net realized gain (loss)	21,772		(145,350)		(10,534)
Net unrealized appreciation (depreciation) of investments	589,981		841,260		194,918
Total Net Assets	$1,846,003		$4,207,274		$1,366,070
Capital Stock (par value: $.01 a share):
Shares authorized	950,000		1,825,000		1,625,000
Net Asset Value Per Share:
Class A: Net Assets	$173,740		$1,798,604		$411,279
Shares Issued and Outstanding	7,580		121,337		34,952
Net Asset Value per share	$22.92		$14.82		$11.77
Maximum Offering Price	$24.25		$15.68		$12.46
Class B: Net Assets	$5,201		$140,485		$25,845
Shares Issued and Outstanding	230		9,486		2,195
Net Asset Value per share	$22.66	(a)	$14.81	(a)	$11.77	(a)
Class C: Net Assets	$28,241		$598,126		$195,035
Shares Issued and Outstanding	1,246		40,789		16,714
Net Asset Value per share	$22.67	(a)	$14.66	(a)	$11.67	(a)
Class J: Net Assets	$163,061		$790,571		$407,429
Shares Issued and Outstanding	7,264		54,704		34,985
Net Asset Value per share	$22.45	(a)	$14.45	(a)	$11.65	(a)
Class P: Net Assets	$34,826		N/A		N/A
Shares Issued and Outstanding	1,520
Net Asset Value per share	$22.92
Institutional: Net Assets	$1,188,882		$690,660		$262,359
Shares Issued and Outstanding	51,847		47,159		22,469
Net Asset Value per share	$22.93		$14.65		$11.68
R-1: Net Assets	$8,279		$4,466		$4,528
Shares Issued and Outstanding	365		305		389
Net Asset Value per share	$22.71		$14.62		$11.64
R-2: Net Assets	$16,008		$12,436		$3,320
Shares Issued and Outstanding	723		853		284
Net Asset Value per share	$22.14		$14.58		$11.69
R-3: Net Assets	$55,971		$49,509		$17,414
Shares Issued and Outstanding	2,485		3,389		1,494
Net Asset Value per share	$22.52		$14.61		$11.66
R-4: Net Assets	$50,819		$40,561		$15,081
Shares Issued and Outstanding	2,274		2,773		1,292
Net Asset Value per share	$22.35		$14.63		$11.67
R-5: Net Assets	$120,975		$81,856		$23,780
Shares Issued and Outstanding	5,405		5,594		2,037
Net Asset Value per share	$22.38		$14.63		$11.67

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	SAM Conservative Growth Portfolio		SAM Flexible Income Portfolio		SAM Strategic Growth Portfolio
Amounts in thousands, except per share amounts
Investment in affiliated Funds--at cost	$2,169,861		$1,531,146		$1,312,606
Assets
Investment in affiliated Funds--at value	$2,797,107		$1,726,321		$1,742,121
Receivables:
Dividends and interest	1,126		3,679		61
Expense reimbursement from Distributor	59		86		35
Fund shares sold	1,397		5,282		1,011
Prepaid expenses	–		51		–
Total Assets	2,799,689		1,735,419		1,743,228
Liabilities
Accrued management and investment advisory fees	689		428		429
Accrued administrative service fees	4		2		3
Accrued distribution fees	878		566		565
Accrued service fees	21		8		12
Accrued transfer agent fees	485		192		377
Accrued directors' expenses	9		2		5
Accrued other expenses	13		–		34
Payables:
Dividends payable	–		3,304		–
Fund shares redeemed	2,797		1,840		1,589
Total Liabilities	4,896		6,342		3,014
Net Assets Applicable to Outstanding Shares	$2,794,793		$1,729,077		$1,740,214
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,289,922		$1,546,780		$1,425,292
Accumulated undistributed (overdistributed) net investment income (loss)	3,515		(99)		8,935
Accumulated undistributed (overdistributed) net realized gain (loss)	(125,890)		(12,779)		(123,528)
Net unrealized appreciation (depreciation) of investments	627,246		195,175		429,515
Total Net Assets	$2,794,793		$1,729,077		$1,740,214
Capital Stock (par value: $.01 a share):
Shares authorized	1,825,000		1,725,000		2,025,000
Net Asset Value Per Share:
Class A: Net Assets	$1,278,044		$693,590		$854,213
Shares Issued and Outstanding	78,709		56,211		47,060
Net Asset Value per share	$16.24		$12.34		$18.15
Maximum Offering Price	$17.19		$12.82		$19.21
Class B: Net Assets	$107,492		$31,431		$80,933
Shares Issued and Outstanding	6,831		2,545		4,739
Net Asset Value per share	$15.74	(a)	$12.35	(a)	$17.08	(a)
Class C: Net Assets	$478,246		$250,363		$295,888
Shares Issued and Outstanding	31,012		20,454		17,378
Net Asset Value per share	$15.42	(a)	$12.24	(a)	$17.03	(a)
Class J: Net Assets	$370,848		$531,696		$220,969
Shares Issued and Outstanding	23,445		43,385		12,474
Net Asset Value per share	$15.82	(a)	$12.26	(a)	$17.71	(a)
Institutional: Net Assets	$456,084		$181,064		$229,600
Shares Issued and Outstanding	28,567		14,712		12,869
Net Asset Value per share	$15.97		$12.31		$17.84
R-1: Net Assets	$3,974		$1,090		$3,723
Shares Issued and Outstanding	252		89		211
Net Asset Value per share	$15.78		$12.27		$17.64
R-2: Net Assets	$7,336		$1,997		$3,773
Shares Issued and Outstanding	465		163		213
Net Asset Value per share	$15.79		$12.29		$17.68
R-3: Net Assets	$18,717		$9,700		$14,915
Shares Issued and Outstanding	1,184		790		843
Net Asset Value per share	$15.81		$12.28		$17.69
R-4: Net Assets	$17,043		$12,416		$14,207
Shares Issued and Outstanding	1,070		1,010		799
Net Asset Value per share	$15.93		$12.29		$17.77
R-5: Net Assets	$57,009		$15,730		$21,993
Shares Issued and Outstanding	3,589		1,280		1,240
Net Asset Value per share	$15.88		$12.29		$17.73

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	Short-Term Income Fund		SmallCap Blend Fund		SmallCap Growth Fund I
Amounts in thousands, except per share amounts
Investment in securities--at cost	$1,674,886		$337,962		$1,316,015
Assets
Investment in securities--at value	$1,711,394		$405,342		$1,575,482
Cash	311		2,592		14,774
Deposits with counterparty	–		806		4,703
Receivables:
Dividends and interest	11,709		1,054		121
Expense reimbursement from Manager	–		5		28
Expense reimbursement from Distributor	21		27		4
Fund shares sold	4,401		195		266
Investment securities sold	2		504		10,419
Variation margin on futures contracts	3		96		555
Other assets	1		1		–
Prepaid expenses	5		–		–
Total Assets	1,727,847		410,622		1,606,352
Liabilities
Accrued management and investment advisory fees	589		250		1,393
Accrued administrative service fees	1		2		2
Accrued distribution fees	183		105		14
Accrued service fees	5		5		12
Accrued transfer agent fees	166		173		28
Accrued directors' expenses	2		2		1
Accrued other expenses	–		30		14
Payables:
Dividends payable	1,808		–		–
Fund shares redeemed	4,564		238		1,737
Investment securities purchased	5,250		152		11,023
Total Liabilities	12,568		957		14,224
Net Assets Applicable to Outstanding Shares	$1,715,279		$409,665		$1,592,128
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,708,391		$354,967		$1,299,819
Accumulated undistributed (overdistributed) net investment income (loss)	1,365		683		(6,310)
Accumulated undistributed (overdistributed) net realized gain (loss)	(30,727)		(13,530)		37,920
Net unrealized appreciation (depreciation) of investments	36,250		67,545		260,699
Total Net Assets	$1,715,279		$409,665		$1,592,128
Capital Stock (par value: $.01 a share):
Shares authorized	820,000		625,000		620,000
Net Asset Value Per Share:
Class A: Net Assets	$391,223		$149,244		N/A
Shares Issued and Outstanding	31,751		8,236
Net Asset Value per share	$12.32		$18.12
Maximum Offering Price	$12.60		$19.17
Class B: Net Assets	N/A		$3,697		N/A
Shares Issued and Outstanding			220
Net Asset Value per share			$16.82	(a)
Class C: Net Assets	$102,687		$9,334		N/A
Shares Issued and Outstanding	8,327		537
Net Asset Value per share	$12.33	(a)	$17.39	(a)
Class J: Net Assets	$129,651		$168,586		$24,108
Shares Issued and Outstanding	10,525		9,635		2,332
Net Asset Value per share	$12.32	(a)	$17.50	(a)	$10.34	(a)
Class P: Net Assets	$52,106		N/A		N/A
Shares Issued and Outstanding	4,229
Net Asset Value per share	$12.32
Institutional: Net Assets	$1,017,011		$54,420		$1,510,989
Shares Issued and Outstanding	82,572		2,890		125,058
Net Asset Value per share	$12.32		$18.83		$12.08
R-1: Net Assets	$1,784		$2,297		$2,683
Shares Issued and Outstanding	145		129		242
Net Asset Value per share	$12.32		$17.74		$11.09
R-2: Net Assets	$1,979		$2,714		$3,328
Shares Issued and Outstanding	161		152		307
Net Asset Value per share	$12.32		$17.82		$10.86
R-3: Net Assets	$8,856		$5,199		$13,699
Shares Issued and Outstanding	719		286		1,226
Net Asset Value per share	$12.32		$18.16		$11.17
R-4: Net Assets	$3,466		$3,831		$14,068
Shares Issued and Outstanding	281		206		1,225
Net Asset Value per share	$12.32		$18.55		$11.48
R-5: Net Assets	$6,516		$10,343		$23,253
Shares Issued and Outstanding	529		551		1,981
Net Asset Value per share	$12.32		$18.78		$11.74

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

	SmallCap Growth Fund II		SmallCap S&P 600 Index Fund		SmallCap Value Fund II
Amounts in thousands, except per share amounts
Investment in securities--at cost	$126,196		$557,904		$1,057,428
Assets
Investment in securities--at value	$159,310		$696,704		$1,222,655
Cash	1,349		2,649		10,327
Deposits with counterparty	600		754		3,400
Receivables:
Dividends and interest	30		304		1,671
Expense reimbursement from Manager	3		–		24
Expense reimbursement from Distributor	3		19		3
Fund shares sold	18		1,050		196
Investment securities sold	–		4		2,920
Variation margin on futures contracts	43		89		401
Total Assets	161,356		701,573		1,241,597
Liabilities
Accrued management and investment advisory fees	132		84		981
Accrued administrative service fees	1		12		2
Accrued distribution fees	9		70		10
Accrued service fees	3		61		11
Accrued transfer agent fees	12		56		12
Accrued directors' expenses	2		2		1
Accrued other expenses	1		13		4
Payables:
Fund shares redeemed	182		1,640		1,905
Investment securities purchased	100		52		2,260
Total Liabilities	442		1,990		5,186
Net Assets Applicable to Outstanding Shares	$160,914		$699,583		$1,236,411
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$122,245		$578,132		$1,068,403
Accumulated undistributed (overdistributed) net investment income (loss)	(1,575)		1,131		1,707
Accumulated undistributed (overdistributed) net realized gain (loss)	7,041		(18,725)		145
Net unrealized appreciation (depreciation) of investments	33,203		139,045		166,156
Total Net Assets	$160,914		$699,583		$1,236,411
Capital Stock (par value: $.01 a share):
Shares authorized	320,000		325,000		525,000
Net Asset Value Per Share:
Class J: Net Assets	$19,287		$115,032		$14,909
Shares Issued and Outstanding	2,055		5,929		1,285
Net Asset Value per share	$9.39	(a)	$19.40	(a)	$11.60	(a)
Institutional: Net Assets	$127,621		$279,117		$1,169,008
Shares Issued and Outstanding	11,693		13,862		99,420
Net Asset Value per share	$10.91		$20.14		$11.76
R-1: Net Assets	$1,010		$11,283		$2,106
Shares Issued and Outstanding	100		566		188
Net Asset Value per share	$10.10		$19.95		$11.22
R-2: Net Assets	$2,360		$17,130		$5,718
Shares Issued and Outstanding	241		843		507
Net Asset Value per share	$9.79		$20.33		$11.28
R-3: Net Assets	$2,990		$79,058		$9,512
Shares Issued and Outstanding	295		3,865		827
Net Asset Value per share	$10.14		$20.45		$11.51
R-4: Net Assets	$3,041		$62,250		$10,409
Shares Issued and Outstanding	294		3,025		900
Net Asset Value per share	$10.36		$20.58		$11.57
R-5: Net Assets	$4,605		$135,713		$24,749
Shares Issued and Outstanding	436		6,572		2,126
Net Asset Value per share	$10.56		$20.65		$11.64

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	Bond & Mortgage Securities Fund	Core Plus Bond Fund I	Diversified International Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$22	$698	$62,746
Withholding tax	–	–	(6,764)
Interest	35,952	42,545	41
Total Income	35,974	43,243	56,023
Expenses:
Management and investment advisory fees	5,987	9,342	16,280
Distribution fees - Class A	154	N/A	301
Distribution fees - Class B	16	N/A	33
Distribution fees - Class C	44	N/A	51
Distribution fees - Class J	438	N/A	423
Distribution fees - R-1	17	7	14
Distribution fees - R-2	27	8	19
Distribution fees - R-3	46	22	70
Distribution fees - R-4	18	6	23
Administrative service fees - R-1	14	5	11
Administrative service fees - R-2	18	6	13
Administrative service fees - R-3	13	6	19
Administrative service fees - R-4	5	2	7
Administrative service fees - R-5	3	2	4
Registration fees - Class A	8	N/A	7
Registration fees - Class B	7	N/A	7
Registration fees - Class C	8	N/A	8
Registration fees - Class J	9	N/A	10
Registration fees - Class P	N/A	N/A	7
Registration fees - Institutional	19	32	102
Service fees - R-1	12	5	10
Service fees - R-2	22	7	16
Service fees - R-3	46	22	70
Service fees - R-4	46	15	57
Service fees - R-5	72	48	96
Shareholder reports - Class A	10	N/A	27
Shareholder reports - Class B	1	N/A	3
Shareholder reports - Class C	1	N/A	1
Shareholder reports - Class J	42	N/A	43
Shareholder reports - Institutional	–	6	6
Transfer agent fees - Class A	127	N/A	314
Transfer agent fees - Class B	13	N/A	32
Transfer agent fees - Class C	9	N/A	17
Transfer agent fees - Class J	132	N/A	147
Transfer agent fees - Class P	N/A	N/A	2
Transfer agent fees - Institutional	1	49	48
Custodian fees	15	39	232
Directors' expenses	18	32	24
Professional fees	10	14	27
Other expenses	12	43	19
Total Gross Expenses	7,440	9,718	18,600
Less: Reimbursement from Manager - Class A	41	N/A	–
Less: Reimbursement from Manager - Class B	19	N/A	21
Less: Reimbursement from Manager - Class C	8	N/A	15
Less: Reimbursement from Manager - Class P	N/A	N/A	8
Less: Reimbursement from Manager - Institutional	20	–	–
Less: Reimbursement from Distributor - Class J	194	N/A	188
Total Net Expenses	7,158	9,718	18,368
Net Investment Income (Loss)	28,816	33,525	37,655

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	31,814	38,504	96,092
Foreign currency transactions	244	6,691	(1,158)
Futures contracts	–	368	–
Options and swaptions	–	3,136	–
Short sales	–	(2)	–
Swap agreements	(3,042)	8,855	–
Change in unrealized appreciation/depreciation of:
Investments	(18,754)	(6,377)	396,872
Futures contracts	–	5,516	–
Options and swaptions	–	(1,018)	–
Short sales	–	7	–
Swap agreements	1,835	(7,694)	–
Translation of assets and liabilities in foreign currencies	(56)	(6,293)	211
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	12,041	41,693	492,017
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,857	$75,218	$529,672

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	Equity Income Fund	Global Diversified Income Fund	Global Real Estate Securities Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$86,341	$44,790	$20,096
Withholding tax	(1,844)	(991)	(1,245)
Interest	69	149,828	1
Total Income	84,566	193,627	18,852
Expenses:
Management and investment advisory fees	11,469	23,505	5,327
Distribution fees - Class A	935	3,010	47
Distribution fees - Class B	328	N/A	N/A
Distribution fees - Class C	583	9,114	41
Distribution fees - R-1	5	N/A	N/A
Distribution fees - R-2	12	N/A	N/A
Distribution fees - R-3	65	N/A	N/A
Distribution fees - R-4	20	N/A	N/A
Administrative service fees - R-1	4	N/A	N/A
Administrative service fees - R-2	8	N/A	N/A
Administrative service fees - R-3	18	N/A	N/A
Administrative service fees - R-4	6	N/A	N/A
Administrative service fees - R-5	6	N/A	N/A
Registration fees - Class A	12	126	8
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	8	84	8
Registration fees - Class P	10	75	7
Registration fees - Institutional	55	47	47
Service fees - R-1	4	N/A	N/A
Service fees - R-2	10	N/A	N/A
Service fees - R-3	64	N/A	N/A
Service fees - R-4	50	N/A	N/A
Service fees - R-5	143	N/A	N/A
Shareholder meeting expense - Class A	N/A	118	N/A
Shareholder meeting expense - Class C	N/A	90	N/A
Shareholder meeting expense - Class P	N/A	61	N/A
Shareholder meeting expense - Institutional	N/A	14	N/A
Shareholder reports - Class A	44	68	2
Shareholder reports - Class B	8	N/A	N/A
Shareholder reports - Class C	7	61	–
Shareholder reports - Class P	2	60	3
Shareholder reports - Institutional	2	23	6
Transfer agent fees - Class A	571	767	23
Transfer agent fees - Class B	103	N/A	N/A
Transfer agent fees - Class C	73	681	6
Transfer agent fees - Class P	20	472	3
Transfer agent fees - Institutional	54	108	57
Custodian fees	17	57	35
Directors' expenses	37	44	7
Dividends and interest on securities sold short	–	3,328	–
Professional fees	9	16	10
Other expenses	24	31	2
Total Gross Expenses	14,793	41,960	5,639
Less: Reimbursement from Manager - Class C	–	–	2
Less: Reimbursement from Manager - Class P	–	–	1
Total Net Expenses	14,793	41,960	5,636
Net Investment Income (Loss)	69,773	151,667	13,216

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	19,198	94,771	54,300
Foreign currency transactions	–	3,719	(187)
Options and swaptions	–	(59,769)	–
Change in unrealized appreciation/depreciation of:
Investments	546,812	293,870	154,063
Options and swaptions	–	(19,315)	–
Translation of assets and liabilities in foreign currencies	–	(989)	26
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	566,010	312,287	208,202
Net Increase (Decrease) in Net Assets Resulting from Operations	$635,783	$463,954	$221,418

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	Government & High Quality Bond Fund	High Yield Fund	High Yield Fund I
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$1,090	$734
Withholding tax	–	(38)	(7)
Interest	28,769	143,838	45,333
Total Income	28,769	144,890	46,060
Expenses:
Management and investment advisory fees	4,828	9,860	4,211
Distribution fees - Class A	636	2,298	–
Distribution fees - Class B	49	200	N/A
Distribution fees - Class C	579	2,983	N/A
Distribution fees - Class J	366	N/A	N/A
Distribution fees - R-1	6	N/A	N/A
Distribution fees - R-2	10	N/A	N/A
Distribution fees - R-3	27	N/A	N/A
Distribution fees - R-4	6	N/A	N/A
Administrative service fees - R-1	5	N/A	N/A
Administrative service fees - R-2	6	N/A	N/A
Administrative service fees - R-3	8	N/A	N/A
Administrative service fees - R-4	2	N/A	N/A
Administrative service fees - R-5	1	N/A	N/A
Registration fees - Class A	23	37	6
Registration fees - Class B	7	8	N/A
Registration fees - Class C	10	20	N/A
Registration fees - Class J	16	N/A	N/A
Registration fees - Class P	9	50	N/A
Registration fees - Institutional	11	13	40
Service fees - R-1	5	N/A	N/A
Service fees - R-2	8	N/A	N/A
Service fees - R-3	27	N/A	N/A
Service fees - R-4	14	N/A	N/A
Service fees - R-5	25	N/A	N/A
Shareholder reports - Class A	22	90	–
Shareholder reports - Class B	2	3	N/A
Shareholder reports - Class C	3	27	N/A
Shareholder reports - Class J	24	N/A	N/A
Shareholder reports - Class P	1	51	N/A
Shareholder reports - Institutional	–	28	3
Transfer agent fees - Class A	279	1,169	3
Transfer agent fees - Class B	22	34	N/A
Transfer agent fees - Class C	43	287	N/A
Transfer agent fees - Class J	134	N/A	N/A
Transfer agent fees - Class P	7	294	N/A
Transfer agent fees - Institutional	2	212	25
Custodian fees	4	7	14
Directors' expenses	16	42	11
Professional fees	11	11	10
Other expenses	11	31	9
Total Gross Expenses	7,265	17,755	4,332
Less: Reimbursement from Manager - Class A	–	–	10
Less: Reimbursement from Manager - Class B	23	–	N/A
Less: Reimbursement from Manager - Institutional	–	48	–
Less: Reimbursement from Manager - R-1	2	N/A	N/A
Less: Reimbursement from Manager - R-2	3	N/A	N/A
Less: Reimbursement from Manager - R-3	10	N/A	N/A
Less: Reimbursement from Manager - R-4	5	N/A	N/A
Less: Reimbursement from Manager - R-5	10	N/A	N/A
Less: Reimbursement from Distributor - Class A	254	–	–
Less: Reimbursement from Distributor - Class J	163	N/A	N/A
Total Net Expenses	6,795	17,707	4,322
Net Investment Income (Loss)	21,974	127,183	41,738

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	6,944	56,278	16,264
Foreign currency transactions	–	(79)	–
Swap agreements	–	(671)	–
Change in unrealized appreciation/depreciation of:
Investments	(7,974)	100,154	38,233
Swap agreements	–	(578)	–
Translation of assets and liabilities in foreign currencies	–	188	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(1,030)	155,292	54,497
Net Increase (Decrease) in Net Assets Resulting from Operations	$20,944	$282,475	$96,235

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	Income Fund	Inflation Protection Fund	International Emerging Markets Fund

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$6	$ –	$17,200
Withholding tax	–	–	(1,685)
Interest	52,594	5,167	12
Total Income	52,600	5,167	15,527
Expenses:
Management and investment advisory fees	5,938	1,618	9,503
Distribution fees - Class A	435	35	139
Distribution fees - Class B	68	N/A	33
Distribution fees - Class C	439	45	59
Distribution fees - Class J	218	32	379
Distribution fees - R-1	3	3	10
Distribution fees - R-2	2	2	12
Distribution fees - R-3	24	8	46
Distribution fees - R-4	5	1	12
Administrative service fees - R-1	2	2	8
Administrative service fees - R-2	1	1	8
Administrative service fees - R-3	7	2	13
Administrative service fees - R-4	2	1	3
Administrative service fees - R-5	1	–	2
Registration fees - Class A	17	10	8
Registration fees - Class B	7	N/A	7
Registration fees - Class C	10	8	9
Registration fees - Class J	14	9	8
Registration fees - Class P	8	N/A	7
Registration fees - Institutional	41	16	20
Service fees - R-1	2	2	7
Service fees - R-2	2	1	10
Service fees - R-3	25	8	47
Service fees - R-4	13	3	29
Service fees - R-5	23	4	46
Shareholder reports - Class A	17	2	15
Shareholder reports - Class B	2	N/A	2
Shareholder reports - Class C	4	1	2
Shareholder reports - Class J	7	2	31
Shareholder reports - Class P	1	N/A	–
Shareholder reports - Institutional	5	–	17
Transfer agent fees - Class A	184	21	149
Transfer agent fees - Class B	17	N/A	26
Transfer agent fees - Class C	47	8	21
Transfer agent fees - Class J	94	23	133
Transfer agent fees - Class P	6	N/A	2
Transfer agent fees - Institutional	47	1	84
Custodian fees	3	2	349
Directors' expenses	17	7	13
Professional fees	9	9	15
Other expenses	10	5	12
Total Gross Expenses	7,777	1,892	11,296
Less: Reimbursement from Manager - Class B	–	N/A	16
Less: Reimbursement from Manager - Class C	–	5	–
Less: Reimbursement from Manager - Class P	–	N/A	8
Less: Reimbursement from Distributor - Class J	97	14	168
Total Net Expenses	7,680	1,873	11,104
Net Investment Income (Loss)	44,920	3,294	4,423

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	15,693	12,653	61,261
Foreign currency transactions	–	(14)	(1,087)
Futures contracts	–	1,269	–
Options and swaptions	–	(134)	–
Swap agreements	–	(130)	–
Change in unrealized appreciation/depreciation of:
Investments	2,176	(14,328)	38,955
Futures contracts	–	(765)	–
Options and swaptions	–	130	–
Swap agreements	–	740	–
Translation of assets and liabilities in foreign currencies	–	(149)	(43)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	17,869	(728)	99,086
Net Increase (Decrease) in Net Assets Resulting from Operations	$62,789	$2,566	$103,509

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	International Fund I	LargeCap Blend Fund II	LargeCap Growth Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$12,471	$12,138	$21,000
Withholding tax	(1,157)	(85)	(337)
Interest	14	18	44
Total Income	11,328	12,071	20,707
Expenses:
Management and investment advisory fees	4,983	3,931	7,698
Distribution fees - Class A	N/A	N/A	374
Distribution fees - Class B	N/A	N/A	40
Distribution fees - Class C	N/A	N/A	55
Distribution fees - Class J	N/A	215	106
Distribution fees - R-1	8	5	14
Distribution fees - R-2	6	9	12
Distribution fees - R-3	8	25	29
Distribution fees - R-4	4	6	7
Administrative service fees - R-1	6	4	11
Administrative service fees - R-2	4	6	8
Administrative service fees - R-3	3	7	8
Administrative service fees - R-4	1	2	2
Administrative service fees - R-5	–	1	6
Registration fees - Class A	N/A	N/A	7
Registration fees - Class B	N/A	N/A	7
Registration fees - Class C	N/A	N/A	8
Registration fees - Class J	N/A	7	8
Registration fees - Class P	N/A	N/A	7
Registration fees - Institutional	8	23	8
Service fees - R-1	6	4	10
Service fees - R-2	5	7	10
Service fees - R-3	8	25	29
Service fees - R-4	9	15	18
Service fees - R-5	8	28	158
Shareholder reports - Class A	N/A	N/A	41
Shareholder reports - Class B	N/A	N/A	3
Shareholder reports - Class C	N/A	N/A	1
Shareholder reports - Class J	N/A	14	10
Shareholder reports - Institutional	6	6	19
Transfer agent fees - Class A	N/A	N/A	437
Transfer agent fees - Class B	N/A	N/A	29
Transfer agent fees - Class C	N/A	N/A	15
Transfer agent fees - Class J	N/A	52	43
Transfer agent fees - Class P	N/A	N/A	1
Transfer agent fees - Institutional	52	52	45
Custodian fees	145	11	2
Directors' expenses	11	10	19
Professional fees	20	8	8
Other expenses	9	8	15
Total Gross Expenses	5,310	4,481	9,328
Less: Reimbursement from Manager	239	96	–
Less: Reimbursement from Manager - Class B	N/A	N/A	13
Less: Reimbursement from Manager - Class P	N/A	N/A	2
Less: Reimbursement from Distributor - Class J	N/A	96	47
Total Net Expenses	5,071	4,289	9,266
Net Investment Income (Loss)	6,257	7,782	11,441

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	85,882	38,249	166,998
Foreign currency transactions	(651)	–	–
Futures contracts	2,810	1,781	–
Change in unrealized appreciation/depreciation of:
Investments	37,325	89,803	114,634
Futures contracts	1,041	1,416	–
Translation of assets and liabilities in foreign currencies	89	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	126,496	131,249	281,632
Net Increase (Decrease) in Net Assets Resulting from Operations	$132,753	$139,031	$293,073

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	LargeCap Growth Fund I	LargeCap Growth Fund II	LargeCap S&P 500 Index Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$34,323	$11,713	$34,505
Withholding tax	(53)	(22)	(40)
Interest	126	26	58
Total Income	34,396	11,717	34,523
Expenses:
Management and investment advisory fees	16,244	5,251	2,232
Distribution fees - Class A	–	N/A	127
Distribution fees - Class C	N/A	N/A	48
Distribution fees - Class J	163	66	815
Distribution fees - R-1	11	3	30
Distribution fees - R-2	20	4	55
Distribution fees - R-3	134	13	231
Distribution fees - R-4	34	3	66
Administrative service fees - R-1	9	2	24
Administrative service fees - R-2	14	3	37
Administrative service fees - R-3	37	4	65
Administrative service fees - R-4	10	1	20
Administrative service fees - R-5	9	1	13
Registration fees - Class A	6	N/A	7
Registration fees - Class C	N/A	N/A	8
Registration fees - Class J	9	7	9
Registration fees - Institutional	61	2	17
Service fees - R-1	8	2	22
Service fees - R-2	17	4	46
Service fees - R-3	134	13	231
Service fees - R-4	85	7	164
Service fees - R-5	230	21	340
Shareholder reports - Class A	–	N/A	16
Shareholder reports - Class C	N/A	N/A	1
Shareholder reports - Class J	11	4	52
Shareholder reports - Institutional	7	1	6
Transfer agent fees - Class A	5	N/A	193
Transfer agent fees - Class C	N/A	N/A	8
Transfer agent fees - Class J	59	21	192
Transfer agent fees - Institutional	314	8	52
Custodian fees	12	11	6
Directors' expenses	36	12	24
Professional fees	9	8	9
Other expenses	23	9	29
Total Gross Expenses	17,711	5,481	5,195
Less: Reimbursement from Manager	428	84	–
Less: Reimbursement from Manager - Class A	12	N/A	–
Less: Reimbursement from Manager - Class C	N/A	N/A	9
Less: Reimbursement from Distributor - Class J	72	29	362
Total Net Expenses	17,199	5,368	4,824
Net Investment Income (Loss)	17,197	6,349	29,699

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	148,388	62,538	6,064
Futures contracts	14,330	3,258	6,996
Change in unrealized appreciation/depreciation of:
Investments	461,290	73,374	356,486
Futures contracts	10,001	2,035	3,345
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	634,009	141,205	372,891
Net Increase (Decrease) in Net Assets Resulting from Operations	$651,206	$147,554	$402,590

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	LargeCap Value Fund	LargeCap Value Fund I	LargeCap Value Fund III
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$29,792	$32,859	$9,886
Withholding tax	(248)	(56)	(23)
Interest	26	67	14
Total Income	29,570	32,870	9,877
Expenses:
Management and investment advisory fees	4,169	8,760	3,035
Distribution fees - Class A	217	N/A	N/A
Distribution fees - Class B	11	N/A	N/A
Distribution fees - Class C	14	N/A	N/A
Distribution fees - Class J	125	N/A	144
Distribution fees - R-1	2	7	4
Distribution fees - R-2	3	3	9
Distribution fees - R-3	4	3	11
Distribution fees - R-4	1	2	3
Administrative service fees - R-1	2	6	3
Administrative service fees - R-2	2	2	6
Administrative service fees - R-3	1	1	3
Administrative service fees - R-4	–	1	1
Administrative service fees - R-5	1	–	1
Registration fees - Class A	6	N/A	N/A
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	8	N/A	N/A
Registration fees - Class J	7	N/A	7
Registration fees - Institutional	28	(1)	–
Service fees - R-1	1	5	3
Service fees - R-2	2	3	7
Service fees - R-3	4	3	12
Service fees - R-4	3	4	7
Service fees - R-5	16	10	19
Shareholder reports - Class A	18	N/A	N/A
Shareholder reports - Class B	1	N/A	N/A
Shareholder reports - Class J	11	N/A	13
Shareholder reports - Institutional	6	–	–
Transfer agent fees - Class A	192	N/A	N/A
Transfer agent fees - Class B	12	N/A	N/A
Transfer agent fees - Class C	5	N/A	N/A
Transfer agent fees - Class J	49	N/A	49
Transfer agent fees - Institutional	52	–	1
Custodian fees	3	8	10
Directors' expenses	12	13	10
Professional fees	8	8	8
Other expenses	8	11	13
Total Gross Expenses	5,011	8,849	3,379
Less: Reimbursement from Manager	–	160	46
Less: Reimbursement from Manager - Class B	13	N/A	N/A
Less: Reimbursement from Manager - Class C	9	N/A	N/A
Less: Reimbursement from Distributor - Class J	55	N/A	64
Total Net Expenses	4,934	8,689	3,269
Net Investment Income (Loss)	24,636	24,181	6,608

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	146,328	78,463	26,310
Futures contracts	2,377	10,848	1,873
Change in unrealized appreciation/depreciation of:
Investments	113,322	201,994	76,100
Futures contracts	1,056	3,677	925
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	263,083	294,982	105,208
Net Increase (Decrease) in Net Assets Resulting from Operations	$287,719	$319,163	$111,816

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	MidCap Fund(a)	MidCap Growth Fund	MidCap Growth Fund III
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$31,231	$364	$8,665
Withholding tax	(369)	(4)	(1)
Interest	24	1	33
Total Income	30,886	361	8,697
Expenses:
Management and investment advisory fees	13,145	322	7,103
Distribution fees - Class A	1,636	N/A	N/A
Distribution fees - Class B	92	N/A	N/A
Distribution fees - Class C	902	N/A	N/A
Distribution fees - Class J	537	55	68
Distribution fees - R-1	18	3	6
Distribution fees - R-2	39	4	9
Distribution fees - R-3	115	6	28
Distribution fees - R-4	53	1	12
Administrative service fees - R-1	14	2	5
Administrative service fees - R-2	26	3	6
Administrative service fees - R-3	32	2	8
Administrative service fees - R-4	16	–	4
Administrative service fees - R-5	5	1	1
Registration fees - Class A	44	N/A	N/A
Registration fees - Class B	7	N/A	N/A
Registration fees - Class C	15	N/A	N/A
Registration fees - Class J	11	7	8
Registration fees - Class P	37	N/A	N/A
Registration fees - Institutional	53	9	9
Service fees - R-1	13	2	4
Service fees - R-2	32	3	8
Service fees - R-3	115	6	28
Service fees - R-4	133	4	30
Service fees - R-5	129	18	35
Shareholder reports - Class A	61	N/A	N/A
Shareholder reports - Class B	4	N/A	N/A
Shareholder reports - Class C	6	N/A	N/A
Shareholder reports - Class J	34	5	6
Shareholder reports - Class P	51	N/A	N/A
Shareholder reports - Institutional	11	2	–
Transfer agent fees - Class A	924	N/A	N/A
Transfer agent fees - Class B	50	N/A	N/A
Transfer agent fees - Class C	87	N/A	N/A
Transfer agent fees - Class J	151	22	25
Transfer agent fees - Class P	263	N/A	N/A
Transfer agent fees - Institutional	236	13	1
Custodian fees	11	3	9
Directors' expenses	31	2	15
Professional fees	8	7	8
Other expenses	16	2	12
Total Gross Expenses	19,163	504	7,448
Less: Reimbursement from Manager	–	–	162
Less: Reimbursement from Manager - Class B	16	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	14	–
Less: Reimbursement from Distributor - Class J	239	24	30
Total Net Expenses	18,908	466	7,256
Net Investment Income (Loss)	11,978	(105)	1,441

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	80,355	10,534	75,093
Foreign currency transactions	2	–	–
Futures contracts	–	–	6,960
Change in unrealized appreciation/depreciation of:
Investments	615,099	450	111,873
Futures contracts	–	–	1,592
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	695,456	10,984	195,518
Net Increase (Decrease) in Net Assets Resulting from Operations	$707,434	$10,879	$196,959

(a)	Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	MidCap S&P 400 Index Fund	MidCap Value Fund I	MidCap Value Fund III
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$5,744	$17,802	$2,425
Withholding tax	–	(18)	4
Interest	12	41	16
Total Income	5,756	17,825	2,445
Expenses:
Management and investment advisory fees	495	8,017	787
Distribution fees - Class J	118	124	194
Distribution fees - R-1	18	11	1
Distribution fees - R-2	28	22	1
Distribution fees - R-3	119	43	3
Distribution fees - R-4	32	14	1
Administrative service fees - R-1	15	9	–
Administrative service fees - R-2	19	15	1
Administrative service fees - R-3	33	12	1
Administrative service fees - R-4	10	4	–
Administrative service fees - R-5	6	3	1
Registration fees - Class J	8	8	7
Registration fees - Institutional	23	8	7
Service fees - R-1	13	8	1
Service fees - R-2	24	18	1
Service fees - R-3	119	43	3
Service fees - R-4	80	37	2
Service fees - R-5	159	79	17
Shareholder reports - Class J	5	12	15
Shareholder reports - Institutional	5	7	–
Transfer agent fees - Class J	36	43	51
Transfer agent fees - Institutional	52	64	1
Custodian fees	7	16	8
Directors' expenses	7	16	2
Professional fees	7	8	7
Other expenses	7	12	1
Total Gross Expenses	1,445	8,653	1,113
Less: Reimbursement from Manager	–	164	17
Less: Reimbursement from Manager - Institutional	13	–	2
Less: Reimbursement from Distributor - Class J	52	55	86
Total Net Expenses	1,380	8,434	1,008
Net Investment Income (Loss)	4,376	9,391	1,437

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	5,587	198,654	6,964
Futures contracts	1,844	7,868	1,356
Change in unrealized appreciation/depreciation of:
Investments	102,217	71,052	21,655
Futures contracts	696	2,483	764
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	110,344	280,057	30,739
Net Increase (Decrease) in Net Assets Resulting from Operations	$114,720	$289,448	$32,176

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	Money Market Fund	Overseas Fund	Principal Capital Appreciation Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$34,977	$22,076
Withholding tax	–	(3,584)	(106)
Interest	1,285	33	27
Total Income	1,285	31,426	21,997
Expenses:
Management and investment advisory fees	2,208	9,793	4,347
Distribution fees - Class A	N/A	N/A	770
Distribution fees - Class B	54	N/A	186
Distribution fees - Class C	82	N/A	131
Distribution fees - Class J	347	N/A	N/A
Distribution fees - R-1	–	–	3
Distribution fees - R-2	–	–	3
Distribution fees - R-3	–	–	17
Distribution fees - R-4	–	–	6
Administrative service fees - R-1	–	–	2
Administrative service fees - R-2	–	–	2
Administrative service fees - R-3	–	–	5
Administrative service fees - R-4	–	–	2
Administrative service fees - R-5	–	–	1
Registration fees - Class A	22	N/A	17
Registration fees - Class B	7	N/A	7
Registration fees - Class C	9	N/A	8
Registration fees - Class J	15	N/A	N/A
Registration fees - Class P	N/A	N/A	8
Registration fees - Institutional	38	44	27
Service fees - R-1	–	–	2
Service fees - R-2	–	–	3
Service fees - R-3	–	–	17
Service fees - R-4	–	–	13
Service fees - R-5	–	1	24
Shareholder reports - Class A	21	N/A	45
Shareholder reports - Class B	1	N/A	8
Shareholder reports - Class C	1	N/A	2
Shareholder reports - Class J	63	N/A	N/A
Shareholder reports - Class P	N/A	N/A	1
Shareholder reports - Institutional	4	5	1
Transfer agent fees - Class A	334	N/A	547
Transfer agent fees - Class B	18	N/A	80
Transfer agent fees - Class C	16	N/A	28
Transfer agent fees - Class J	188	N/A	N/A
Transfer agent fees - Class P	N/A	N/A	8
Transfer agent fees - Institutional	6	39	7
Custodian fees	4	122	4
Directors' expenses	16	12	17
Professional fees	10	15	8
Other expenses	12	9	10
Total Gross Expenses	3,476	10,040	6,367
Less: Reimbursement from Manager	–	273	–
Less: Reimbursement from Manager - Class A	771	N/A	–
Less: Reimbursement from Manager - Class B	76	N/A	–
Less: Reimbursement from Manager - Class C	40	N/A	–
Less: Reimbursement from Manager - Class J	853	N/A	N/A
Less: Reimbursement from Manager - Class P	N/A	N/A	3
Less: Reimbursement from Manager - Institutional	356	–	–
Less: Reimbursement from Distributor - Class B	13	N/A	–
Less: Reimbursement from Distributor - Class C	82	N/A	–
Total Net Expenses	1,285	9,767	6,364
Net Investment Income (Loss)	–	21,659	15,633

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	11	33,093	38,134
Foreign currency transactions	–	(1,976)	–
Futures contracts	–	6,119	–
Net increase from payments by affiliates	140	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	141,405	208,789
Futures contracts	–	5,793	–
Translation of assets and liabilities in foreign currencies	–	1,014	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	151	185,448	246,923
Net Increase (Decrease) in Net Assets Resulting from Operations	$151	$207,107	$262,556

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	Principal LifeTime 2010 Fund	Principal LifeTime 2015 Fund	Principal LifeTime 2020 Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$33,563	$16,406	$117,278
Total Income	33,563	16,406	117,278
Expenses:
Management and investment advisory fees	254	128	864
Distribution fees - Class A	48	N/A	131
Distribution fees - Class B	N/A	N/A	27
Distribution fees - Class J	498	N/A	1,552
Distribution fees - R-1	34	28	109
Distribution fees - R-2	35	21	116
Distribution fees - R-3	96	88	334
Distribution fees - R-4	33	27	110
Administrative service fees - R-1	28	23	87
Administrative service fees - R-2	23	14	77
Administrative service fees - R-3	27	25	94
Administrative service fees - R-4	10	8	33
Administrative service fees - R-5	6	3	20
Registration fees - Class A	7	N/A	11
Registration fees - Class B	N/A	N/A	7
Registration fees - Class J	10	N/A	20
Registration fees - Institutional	9	15	28
Service fees - R-1	25	20	78
Service fees - R-2	29	18	96
Service fees - R-3	96	88	334
Service fees - R-4	84	67	276
Service fees - R-5	143	87	488
Shareholder reports - Class A	1	N/A	4
Shareholder reports - Class B	N/A	N/A	1
Shareholder reports - Class J	8	N/A	25
Transfer agent fees - Class A	29	N/A	71
Transfer agent fees - Class B	N/A	N/A	7
Transfer agent fees - Class J	49	N/A	174
Transfer agent fees - Institutional	4	–	12
Directors' expenses	21	10	65
Professional fees	7	6	9
Other expenses	12	5	37
Total Gross Expenses	1,626	681	5,297
Less: Reimbursement from Manager - Class A	14	N/A	21
Less: Reimbursement from Manager - Class B	N/A	N/A	11
Less: Reimbursement from Distributor - Class J	221	N/A	690
Total Net Expenses	1,391	681	4,575
Net Investment Income (Loss)	32,172	15,725	112,703

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(5,025)	16,314	51,669
Capital gain distribution received from affiliated Funds	12,156	5,846	41,055
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	78,656	30,680	338,242
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	85,787	52,840	430,966
Net Increase (Decrease) in Net Assets Resulting from Operations	$117,959	$68,565	$543,669

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	Principal LifeTime 2025 Fund	Principal LifeTime 2030 Fund	Principal LifeTime 2035 Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$22,317	$111,836	$14,857
Total Income	22,317	111,836	14,857
Expenses:
Management and investment advisory fees	168	815	113
Distribution fees - Class A	N/A	112	N/A
Distribution fees - Class B	N/A	25	N/A
Distribution fees - Class J	N/A	1,629	N/A
Distribution fees - R-1	30	91	27
Distribution fees - R-2	27	112	16
Distribution fees - R-3	123	296	85
Distribution fees - R-4	28	103	22
Administrative service fees - R-1	24	73	21
Administrative service fees - R-2	18	74	11
Administrative service fees - R-3	35	83	24
Administrative service fees - R-4	8	31	7
Administrative service fees - R-5	5	18	3
Registration fees - Class A	N/A	9	N/A
Registration fees - Class B	N/A	7	N/A
Registration fees - Class J	N/A	21	N/A
Registration fees - Institutional	20	34	16
Service fees - R-1	22	66	19
Service fees - R-2	22	93	13
Service fees - R-3	123	296	85
Service fees - R-4	70	257	56
Service fees - R-5	126	444	80
Shareholder reports - Class A	N/A	6	N/A
Shareholder reports - Class B	N/A	1	N/A
Shareholder reports - Class J	N/A	34	N/A
Transfer agent fees - Class A	N/A	70	N/A
Transfer agent fees - Class B	N/A	8	N/A
Transfer agent fees - Class J	N/A	242	N/A
Transfer agent fees - Institutional	–	5	–
Directors' expenses	12	60	8
Professional fees	6	8	6
Other expenses	6	34	4
Total Gross Expenses	873	5,157	616
Less: Reimbursement from Manager - Class A	N/A	28	N/A
Less: Reimbursement from Manager - Class B	N/A	12	N/A
Less: Reimbursement from Distributor - Class J	N/A	724	N/A
Total Net Expenses	873	4,393	616
Net Investment Income (Loss)	21,444	107,443	14,241

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	16,594	45,243	8,578
Capital gain distribution received from affiliated Funds	8,063	42,689	5,740
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	66,597	379,025	56,951
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	91,254	466,957	71,269
Net Increase (Decrease) in Net Assets Resulting from Operations	$112,698	$574,400	$85,510

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	Principal LifeTime 2040 Fund	Principal LifeTime 2045 Fund	Principal LifeTime 2050 Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$67,670	$7,808	$29,906
Total Income	67,670	7,808	29,906
Expenses:
Management and investment advisory fees	503	59	224
Distribution fees - Class A	72	N/A	47
Distribution fees - Class B	19	N/A	6
Distribution fees - Class J	882	N/A	217
Distribution fees - R-1	65	17	31
Distribution fees - R-2	75	11	36
Distribution fees - R-3	172	42	70
Distribution fees - R-4	65	17	31
Administrative service fees - R-1	52	14	25
Administrative service fees - R-2	50	7	24
Administrative service fees - R-3	48	12	19
Administrative service fees - R-4	19	5	9
Administrative service fees - R-5	11	2	5
Registration fees - Class A	8	N/A	8
Registration fees - Class B	7	N/A	7
Registration fees - Class J	18	N/A	10
Registration fees - Institutional	27	11	19
Service fees - R-1	47	12	22
Service fees - R-2	62	9	30
Service fees - R-3	172	43	70
Service fees - R-4	162	42	78
Service fees - R-5	263	41	117
Shareholder reports - Class A	5	N/A	4
Shareholder reports - Class B	1	N/A	–
Shareholder reports - Class J	23	N/A	9
Transfer agent fees - Class A	55	N/A	42
Transfer agent fees - Class B	7	N/A	4
Transfer agent fees - Class J	194	N/A	90
Transfer agent fees - Institutional	2	–	1
Directors' expenses	37	5	16
Professional fees	7	6	6
Other expenses	21	2	9
Total Gross Expenses	3,151	357	1,286
Less: Reimbursement from Manager - Class A	32	N/A	30
Less: Reimbursement from Manager - Class B	12	N/A	11
Less: Reimbursement from Distributor - Class J	392	N/A	97
Total Net Expenses	2,715	357	1,148
Net Investment Income (Loss)	64,955	7,451	28,758

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	15,882	4,119	17,438
Capital gain distribution received from affiliated Funds	26,909	3,049	11,886
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	286,761	33,267	127,215
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	329,552	40,435	156,539
Net Increase (Decrease) in Net Assets Resulting from Operations	$394,507	$47,886	$185,297

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	Principal LifeTime 2055 Fund	Principal LifeTime 2060 Fund(a)	Principal LifeTime Strategic Income Fund

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$1,406	$–	$16,013
Total Income	1,406	–	16,013
Expenses:
Management and investment advisory fees	11	–	119
Distribution fees - Class A	N/A	N/A	38
Distribution fees - Class B	N/A	N/A	2
Distribution fees - Class J	N/A	–	161
Distribution fees - R-1	3	–	18
Distribution fees - R-2	1	–	16
Distribution fees - R-3	6	–	50
Distribution fees - R-4	2	–	12
Administrative service fees - R-1	2	–	14
Administrative service fees - R-2	1	–	11
Administrative service fees - R-3	1	–	14
Administrative service fees - R-4	1	–	4
Administrative service fees - R-5	–	–	2
Registration fees - Class A	N/A	N/A	8
Registration fees - Class B	N/A	N/A	7
Registration fees - Class J	N/A	23	9
Registration fees - Institutional	7	23	12
Service fees - R-1	2	–	13
Service fees - R-2	1	–	13
Service fees - R-3	6	–	50
Service fees - R-4	5	–	30
Service fees - R-5	7	–	55
Shareholder reports - Class A	N/A	N/A	1
Shareholder reports - Class J	N/A	1	3
Transfer agent fees - Class A	N/A	N/A	24
Transfer agent fees - Class B	N/A	N/A	3
Transfer agent fees - Class J	N/A	1	22
Transfer agent fees - Institutional	–	–	1
Directors' expenses	2	–	10
Professional fees	6	3	6
Other expenses	–	–	5
Total Gross Expenses	64	51	733
Less: Reimbursement from Manager - Class A	N/A	N/A	13
Less: Reimbursement from Manager - Class B	N/A	N/A	10
Less: Reimbursement from Manager - Class J	N/A	27	–
Less: Reimbursement from Manager - Institutional	–	24	–
Less: Reimbursement from Distributor - Class J	N/A	–	71
Total Net Expenses	64	–	639
Net Investment Income (Loss)	1,342	–	15,374

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	615	–	156
Capital gain distribution received from affiliated Funds	555	–	4,546
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	6,576	3	16,656
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	7,746	3	21,358
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,088	$3	$36,732

(a)	Period from March 1, 2013, date operations commenced, through April 30, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	Real Estate Securities Fund	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$67,502	$22,423
Dividends	24,952	–	–
Interest	11	–	–
Total Income	24,963	67,502	22,423
Expenses:
Management and investment advisory fees	6,555	6,318	2,043
Distribution fees - Class A	195	2,124	487
Distribution fees - Class B	27	790	148
Distribution fees - Class C	117	2,827	919
Distribution fees - Class J	331	1,618	833
Distribution fees - R-1	14	8	7
Distribution fees - R-2	23	15	4
Distribution fees - R-3	63	58	24
Distribution fees - R-4	21	18	7
Administrative service fees - R-1	11	6	6
Administrative service fees - R-2	15	10	2
Administrative service fees - R-3	18	16	7
Administrative service fees - R-4	7	5	2
Administrative service fees - R-5	5	4	1
Registration fees - Class A	15	12	15
Registration fees - Class B	7	4	7
Registration fees - Class C	12	8	7
Registration fees - Class J	10	26	22
Registration fees - Class P	19	N/A	N/A
Registration fees - Institutional	22	25	13
Service fees - R-1	9	5	5
Service fees - R-2	19	12	3
Service fees - R-3	63	59	25
Service fees - R-4	54	45	17
Service fees - R-5	135	92	26
Shareholder reports - Class A	14	82	18
Shareholder reports - Class B	2	22	4
Shareholder reports - Class C	2	30	9
Shareholder reports - Class J	34	23	9
Shareholder reports - Class P	1	N/A	N/A
Shareholder reports - Institutional	19	1	–
Transfer agent fees - Class A	158	752	150
Transfer agent fees - Class B	19	156	25
Transfer agent fees - Class C	21	211	63
Transfer agent fees - Class J	120	200	99
Transfer agent fees - Class P	12	N/A	N/A
Transfer agent fees - Institutional	134	1	–
Custodian fees	3	–	–
Directors' expenses	17	40	13
Professional fees	8	29	6
Other expenses	13	25	8
Total Gross Expenses	8,344	15,677	5,034
Less: Reimbursement from Manager - Class A	–	–	73
Less: Reimbursement from Manager - Class B	18	–	26
Less: Reimbursement from Manager - Class C	–	–	27
Less: Reimbursement from Manager - Class J	–	–	25
Less: Reimbursement from Manager - Class P	6	N/A	N/A
Less: Reimbursement from Distributor - Class J	147	719	370
Total Net Expenses	8,173	14,958	4,513
Net Investment Income (Loss)	16,790	52,544	17,910

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	76,899	–	–
Investment transactions in affiliated Funds	–	4,153	95
Capital gain distribution received from affiliated Funds	–	15,266	3,523
Change in unrealized appreciation/depreciation of:
Investments	179,005	–	–
Investments in affiliated Funds	–	297,859	66,494
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	255,904	317,278	70,112
Net Increase (Decrease) in Net Assets Resulting from Operations	$272,694	$369,822	$88,022

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$42,434	$30,805	$25,468
Total Income	42,434	30,805	25,468
Expenses:
Management and investment advisory fees	4,195	2,530	2,592
Distribution fees - Class A	1,499	803	991
Distribution fees - Class B	609	178	452
Distribution fees - Class C	2,262	1,155	1,401
Distribution fees - Class J	755	1,050	447
Distribution fees - R-1	7	2	6
Distribution fees - R-2	9	3	4
Distribution fees - R-3	23	12	17
Distribution fees - R-4	8	5	5
Administrative service fees - R-1	5	1	5
Administrative service fees - R-2	6	2	3
Administrative service fees - R-3	6	3	5
Administrative service fees - R-4	3	2	1
Administrative service fees - R-5	3	1	1
Registration fees - Class A	9	22	9
Registration fees - Class B	4	7	5
Registration fees - Class C	7	8	7
Registration fees - Class J	18	29	14
Registration fees - Institutional	18	13	13
Service fees - R-1	5	1	4
Service fees - R-2	8	2	4
Service fees - R-3	22	12	17
Service fees - R-4	20	12	13
Service fees - R-5	64	18	25
Shareholder reports - Class A	69	25	57
Shareholder reports - Class B	18	5	15
Shareholder reports - Class C	31	11	23
Shareholder reports - Class J	11	9	9
Shareholder reports - Institutional	–	1	–
Transfer agent fees - Class A	595	216	484
Transfer agent fees - Class B	122	34	102
Transfer agent fees - Class C	211	78	160
Transfer agent fees - Class J	107	126	72
Transfer agent fees - Institutional	1	2	1
Directors' expenses	29	17	17
Professional fees	7	6	28
Other expenses	17	9	11
Total Gross Expenses	10,783	6,410	7,020
Less: Reimbursement from Distributor - Class J	335	467	198
Total Net Expenses	10,448	5,943	6,822
Net Investment Income (Loss)	31,986	24,862	18,646

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	4,719	279	5,671
Capital gain distribution received from affiliated Funds	13,800	2,571	10,305
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	248,610	60,131	177,591
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	267,129	62,981	193,567
Net Increase (Decrease) in Net Assets Resulting from Operations	$299,115	$87,843	$212,213

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	Short-Term Income Fund	SmallCap Blend Fund	SmallCap Growth Fund I
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$3,992	$4,267
Interest	17,317	9	60
Total Income	17,317	4,001	4,327
Expenses:
Management and investment advisory fees	3,398	1,415	8,070
Distribution fees - Class A	282	172	N/A
Distribution fees - Class B	N/A	20	N/A
Distribution fees - Class C	503	41	N/A
Distribution fees - Class J	272	351	52
Distribution fees - R-1	4	4	5
Distribution fees - R-2	2	4	5
Distribution fees - R-3	10	6	15
Distribution fees - R-4	2	2	7
Administrative service fees - R-1	3	3	4
Administrative service fees - R-2	1	2	3
Administrative service fees - R-3	3	2	4
Administrative service fees - R-4	1	1	2
Administrative service fees - R-5	–	–	1
Registration fees - Class A	21	9	N/A
Registration fees - Class B	N/A	8	N/A
Registration fees - Class C	9	9	N/A
Registration fees - Class J	14	10	9
Registration fees - Class P	11	N/A	N/A
Registration fees - Institutional	30	8	28
Service fees - R-1	3	3	3
Service fees - R-2	2	3	4
Service fees - R-3	10	6	15
Service fees - R-4	4	4	17
Service fees - R-5	7	12	28
Shareholder reports - Class A	21	16	N/A
Shareholder reports - Class B	N/A	1	N/A
Shareholder reports - Class C	4	1	N/A
Shareholder reports - Class J	12	31	3
Shareholder reports - Class P	1	N/A	N/A
Shareholder reports - Institutional	8	–	5
Transfer agent fees - Class A	272	198	N/A
Transfer agent fees - Class B	N/A	19	N/A
Transfer agent fees - Class C	51	12	N/A
Transfer agent fees - Class J	94	114	19
Transfer agent fees - Class P	15	N/A	N/A
Transfer agent fees - Institutional	66	1	40
Custodian fees	3	7	22
Directors' expenses	14	5	12
Professional fees	9	10	8
Other expenses	9	3	9
Total Gross Expenses	5,171	2,513	8,390
Less: Reimbursement from Manager	–	–	164
Less: Reimbursement from Manager - Class B	N/A	17	N/A
Less: Reimbursement from Manager - Class C	–	9	N/A
Less: Reimbursement from Distributor - Class J	121	156	23
Total Net Expenses	5,050	2,331	8,203
Net Investment Income (Loss)	12,267	1,670	(3,876)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	4,968	26,856	37,851
Futures contracts	(225)	1,581	9,300
Change in unrealized appreciation/depreciation of:
Investments	623	32,390	125,610
Futures contracts	(86)	281	3,619
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	5,280	61,108	176,380
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,547	$62,778	$172,504

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April, 30, 2013 (unaudited)

	SmallCap Growth Fund II	SmallCap S&P 600 Index Fund	SmallCap Value Fund II
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$439	$5,710	$15,523
Withholding tax	–	–	(10)
Interest	4	10	36
Total Income	443	5,720	15,549
Expenses:
Management and investment advisory fees	759	451	5,718
Distribution fees - Class J	41	237	29
Distribution fees - R-1	2	18	4
Distribution fees - R-2	3	22	8
Distribution fees - R-3	4	86	11
Distribution fees - R-4	1	27	5
Administrative service fees - R-1	1	15	3
Administrative service fees - R-2	2	15	6
Administrative service fees - R-3	1	24	3
Administrative service fees - R-4	1	8	1
Administrative service fees - R-5	–	6	1
Registration fees - Class J	7	8	7
Registration fees - Institutional	6	15	18
Service fees - R-1	1	13	3
Service fees - R-2	3	19	7
Service fees - R-3	4	86	11
Service fees - R-4	4	67	12
Service fees - R-5	5	146	27
Shareholder reports - Class J	6	17	2
Shareholder reports - Institutional	–	6	3
Transfer agent fees - Class J	25	83	14
Transfer agent fees - Institutional	–	53	32
Custodian fees	11	9	28
Directors' expenses	3	7	10
Professional fees	7	7	9
Other expenses	2	7	7
Total Gross Expenses	899	1,452	5,979
Less: Reimbursement from Manager	15	–	139
Less: Reimbursement from Manager - Class J	9	–	–
Less: Reimbursement from Manager - Institutional	–	20	–
Less: Reimbursement from Distributor - Class J	18	105	13
Total Net Expenses	857	1,327	5,827
Net Investment Income (Loss)	(414)	4,393	9,722

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	7,938	9,073	61,062
Futures contracts	496	2,086	6,081
Change in unrealized appreciation/depreciation of:
Investments	13,118	73,460	102,551
Futures contracts	268	357	2,724
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	21,820	84,976	172,418
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,406	$89,369	$182,140

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Bond & Mortgage Securities Fund

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)								$	28,816		$62,414
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									29,016		32,950
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(16,975)			65,432
		Net Increase (Decrease) in Net Assets Resulting from Operations							40,857		160,796

Dividends and Distributions to Shareholders
From net investment income								(28,505)			(69,911)
					Total Dividends and Distributions			(28,505)			(69,911)

Capital Share Transactions
Net increase (decrease) in capital share transactions									82,098		262,149
				Total increase (decrease) in net assets					94,450		353,034

Net Assets
Beginning of period								2,348,059			1,995,025
End of period (including undistributed net investment income as set forth below)								$2,442,509			$2,348,059
Undistributed (overdistributed) net investment income (loss)								$	2,054		$1,743

	Class A	Class B	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$6,742	$115	$1,753	$10,518	$183,151	$632	$2,612	$3,952	$4,403	$6,852
Reinvested	1,268	23	54	2,025	23,384	83	163	368	395	667
Redeemed	(13,737)	(1,383)	(1,991)	(21,719)	(78,964)	(4,432)	(4,809)	(8,314)	(5,624)	(26,089)
Net Increase (Decrease)	$(5,727)	$(1,245)	$(184)	$(9,176)	$127,571	$(3,717)	$(2,034)	$(3,994)	$(826)	$(18,570)
Shares:
Sold	610	11	158	945	16,542	57	238	359	393	622
Reinvested	114	2	5	182	2,113	7	15	34	36	61
Redeemed	(1,242)	(125)	(180)	(1,953)	(7,139)	(400)	(438)	(758)	(504)	(2,364)
Net Increase (Decrease)	(518)	(112)	(17)	(826)	11,516	(336)	(185)	(365)	(75)	(1,681)
Year Ended October 31, 2012
Dollars:
Sold	$18,037	$289	$3,819	$20,746	$350,832	$2,710	$4,280	$12,203	$9,198	$19,215
Reinvested	3,712	118	152	5,829	54,760	285	538	1,170	1,051	2,020
Redeemed	(30,269)	(3,516)	(2,558)	(37,101)	(124,410)	(2,988)	(6,845)	(17,284)	(7,097)	(16,747)
Net Increase (Decrease)	$(8,520)	$(3,109)	$1,413	$(10,526)	$281,182	$7	$(2,027)	$(3,911)	$3,152	$4,488
Shares:
Sold	1,668	26	352	1,905	32,174	250	398	1,133	840	1,769
Reinvested	342	11	14	534	5,042	26	50	108	96	187
Redeemed	(2,787)	(324)	(236)	(3,411)	(11,491)	(277)	(638)	(1,600)	(646)	(1,558)
Net Increase (Decrease)	(777)	(287)	130	(972)	25,725	(1)	(190)	(359)	290	398

Distributions:
Period Ended April 30, 2013
From net investment income $	(1,316)	$(24)	$(59)	$(2,045)	$(23,385)	$(83)	$(163)	$(368)	$(395)	$(667)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,316)	$(24)	$(59)	$(2,045)	$(23,385)	$(83)	$(163)	$(368)	$(395)	$(667)
Year Ended October 31, 2012
From net investment income $	(3,915)	$(122)	$(170)	$(5,876)	$(54,764)	$(285)	$(538)	$(1,170)	$(1,051)	$(2,020)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,915)	$(122)	$(170)	$(5,876)	$(54,764)	$(285)	$(538)	$(1,170)	$(1,051)	$(2,020)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Core Plus Bond Fund I

							Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)							$33,525	$83,905
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							57,552	95,433
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(15,859)	101,125
		Net Increase (Decrease) in Net Assets Resulting from Operations					75,218	280,463

Dividends and Distributions to Shareholders
From net investment income							(104,290)	(86,907)
From net realized gain on investments							(47,228)	–
					Total Dividends and Distributions		(151,518)	(86,907)

Capital Share Transactions
Net increase (decrease) in capital share transactions							112,708	227,549
				Total increase (decrease) in net assets			36,408	421,105

Net Assets
Beginning of period							3,475,989	3,054,884
End of period (including undistributed net investment income as set forth below)							$3,512,397	$3,475,989
Undistributed (overdistributed) net investment income (loss)							$3,423	$74,188

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$235,476	$589	$652	$1,532	$1,497	$7,967
Reinvested	148,368	135	197	680	542	1,596
Redeemed	(271,092)	(440)	(998)	(5,319)	(5,024)	(3,650)
Net Increase (Decrease)	$112,752	$284	$(149)	$(3,107)	$(2,985)	$5,913
Shares:
Sold	20,580	52	58	134	131	694
Reinvested	13,026	12	17	60	47	140
Redeemed	(23,730)	(39)	(87)	(464)	(441)	(320)
Net Increase (Decrease)	9,876	25	(12)	(270)	(263)	514
Year Ended October 31, 2012
Dollars:
Sold	$498,665	$1,101	$2,464	$7,954	$7,247	$13,930
Reinvested	84,985	73	191	540	309	809
Redeemed	(358,811)	(981)	(5,430)	(11,963)	(5,451)	(8,083)
Net Increase (Decrease)	$224,839	$193	$(2,775)	$(3,469)	$2,105	$6,656
Shares:
Sold	44,372	98	220	707	643	1,230
Reinvested	7,869	7	18	50	29	75
Redeemed	(31,935)	(88)	(489)	(1,045)	(482)	(718)
Net Increase (Decrease)	20,306	17	(251)	(288)	190	587

Distributions:
Period Ended April 30, 2013
From net investment
income	$(102,226)	$(84)	$(121)	$(425)	$(358)	$(1,076)
From net realized gain on
investments	(46,142)	(51)	(76)	(255)	(184)	(520)
Total Dividends and Distributions	$(148,368)	$(135)	$(197)	$(680)	$(542)	$(1,596)
Year Ended October 31, 2012
From net investment
income	$(84,985)	$(73)	$(191)	$(540)	$(309)	$(809)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions	$ (84,985)	$(73)	$(191)	$(540)	$(309)	$(809)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Diversified International Fund

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)								$	37,655	$	64,838
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									94,934		(58,477)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								397,083			202,727
		Net Increase (Decrease) in Net Assets Resulting from Operations						529,672			209,088

Dividends and Distributions to Shareholders
From net investment income								(73,597)			(40,930)
					Total Dividends and Distributions			(73,597)			(40,930)

Capital Share Transactions
Net increase (decrease) in capital share transactions								555,557			523,110
				Total increase (decrease) in net assets				1,011,632			691,268

Net Assets
Beginning of period								3,467,478			2,776,210
End of period (including undistributed net investment income as set forth below)								$4,479,110			$3,467,478
Undistributed (overdistributed) net investment income (loss)								$	17,627	$	53,569

	Class A	Class B	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$10,222	$17	$979	$7,198	$500	$645,854	$757	$860	$5,332	$4,116	$7,796
Reinvested	3,308	9	88	3,020	13	63,363	94	172	903	758	1,501
Redeemed	(22,197)	(1,696)	(1,095)	(17,860)	(210)	(124,322)	(1,892)	(3,266)	(8,101)	(2,413)	(18,251)
Net Increase (Decrease)	$(8,667)	$(1,670)	$(28)	$(7,642)	$303	$584,895	$(1,041)	$(2,234)	$(1,866)	$2,461	$(8,954)
Shares:
Sold	971	1	93	693	48	61,433	74	83	518	390	740
Reinvested	323	1	9	298	1	6,218	9	17	89	74	146
Redeemed	(2,138)	(161)	(106)	(1,738)	(20)	(11,951)	(184)	(319)	(775)	(230)	(1,770)
Net Increase (Decrease)	(844)	(159)	(4)	(747)	29	55,700	(101)	(219)	(168)	234	(884)
Year Ended October 31, 2012
Dollars:
Sold	$15,515	$95	$1,137	$14,863	$531	$669,504	$1,416	$1,715	$5,539	$9,085	$15,124
Reinvested	2,261	–	30	2,207	7	33,918	58	114	610	504	997
Redeemed	(41,438)	(5,067)	(2,413)	(36,307)	(433)	(108,901)	(2,445)	(4,198)	(17,155)	(13,531)	(20,232)
Net Increase (Decrease)	$(23,662)	$(4,972)	$(1,246)	$(19,237)	$105	$594,521	$(971)	$(2,369) $	(11,006)	$(3,942)	$(4,111)
Shares:
Sold	1,659	10	120	1,610	58	71,312	152	184	597	957	1,574
Reinvested	255	–	3	251	1	3,846	7	13	69	56	112
Redeemed	(4,407)	(538)	(254)	(3,903)	(47)	(11,703)	(259)	(451)	(1,813)	(1,436)	(2,123)
Net Increase (Decrease)	(2,493)	(528)	(131)	(2,042)	12	63,455	(100)	(254)	(1,147)	(423)	(437)

Distributions:
Period Ended April 30, 2013
From net investment income $	(3,622)	$(9)	$(93)	$(3,023)	$(19)	$(63,403)	$(94)	$(172)	$(903)	$(758)	$(1,501)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,622)	$(9)	$(93)	$(3,023)	$(19)	$(63,403)	$(94)	$(172)	$(903)	$(758)	$(1,501)
Year Ended October 31, 2012
From net investment income $	(2,464)	$–	$(32)	$(2,209)	$(10)	$(33,932)	$(58)	$(114)	$(610)	$(504)	$(997)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,464)	$–	$(32)	$(2,209)	$(10)	$(33,932)	$(58)	$(114)	$(610)	$(504)	$(997)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Equity Income Fund

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)								$	69,773		$115,168
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									19,198		46,086
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								546,812			333,703
		Net Increase (Decrease) in Net Assets Resulting from Operations						635,783			494,957

Dividends and Distributions to Shareholders
From net investment income								(69,841)			(110,312)
					Total Dividends and Distributions			(69,841)			(110,312)

Capital Share Transactions
Net increase (decrease) in capital share transactions								184,209			430,203
					Total increase (decrease) in net assets			750,151			814,848

Net Assets
Beginning of period								4,238,703			3,423,855
End of period (including undistributed net investment income as set forth below)								$4,988,854			$4,238,703
Undistributed (overdistributed) net investment income (loss)								$	16,625		$16,693

	Class A	Class B	Class C	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$106,949	$374	$13,373	$16,914	$229,786	$854	$1,720	$14,089	$13,035	$19,143
Reinvested	10,158	597	1,035	713	52,950	37	90	703	570	1,735
Redeemed	(82,593)	(15,586)	(11,035)	(7,987)	(164,437)	(986)	(1,217)	(3,421)	(3,543)	(9,811)
Net Increase (Decrease)	$34,514	$(14,615)	$3,373	$9,640	$118,299	$(95)	$593	$11,371	$10,062	$11,067
Shares:
Sold	5,208	19	663	829	11,397	42	85	690	657	935
Reinvested	501	30	52	35	2,607	2	4	35	28	86
Redeemed	(4,064)	(762)	(556)	(391)	(8,061)	(48)	(59)	(168)	(176)	(499)
Net Increase (Decrease)	1,645	(713)	159	473	5,943	(4)	30	557	509	522
Year Ended October 31, 2012
Dollars:
Sold	$178,756	$747	$18,610	$23,176	$712,100	$1,033	$4,522	$24,923	$23,100	$80,091
Reinvested	16,059	1,214	1,597	815	84,593	59	115	830	578	1,551
Redeemed	(159,848)	(29,982)	(19,209)	(10,260)	(502,280)	(1,078)	(1,087)	(7,422)	(5,207)	(7,893)
Net Increase (Decrease)	$34,967	$(28,021)	$998	$13,731	$294,413	$14	$3,550	$18,331	$18,471	$73,749
Shares:
Sold	9,532	41	1,011	1,231	37,792	57	239	1,337	1,247	4,237
Reinvested	854	66	87	43	4,491	3	6	44	31	82
Redeemed	(8,520)	(1,620)	(1,049)	(549)	(26,657)	(58)	(58)	(394)	(275)	(415)
Net Increase (Decrease)	1,866	(1,513)	49	725	15,626	2	187	987	1,003	3,904

Distributions:
Period Ended April 30, 2013
From net investment
income	$(10,564)	$(613)	$(1,261)	$(900)	$(53,358)	$(37)	$(100)	$(703)	$(570)	$(1,735)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(10,564)	$(613)	$(1,261)	$(900)	$(53,358)	$(37)	$(100)	$(703)	$(570)	$(1,735)
Year Ended October 31, 2012
From net investment
income	$(16,935)	$(1,262)	$(1,997)	$(1,116)	$(85,867)	$(59)	$(117)	$(830)	$(578)	$(1,551)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(16,935)	$(1,262)	$(1,997)	$(1,116)	$(85,867)	$(59)	$(117)	$(830)	$(578)	$(1,551)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Diversified Income Fund

							Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)							$151,667	$211,051
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							38,721	53,125
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							273,566	282,038
		Net Increase (Decrease) in Net Assets Resulting from Operations					463,954	546,214

Dividends and Distributions to Shareholders
From net investment income							(178,785)	(200,495)
From net realized gain on investments							(51,304)	(8,978)
						Total Dividends and Distributions	(230,089)	(209,473)

Capital Share Transactions
Net increase (decrease) in capital share transactions							2,293,427	2,396,931
						Total increase (decrease) in net assets	2,527,292	2,733,672

Net Assets
Beginning of period							5,431,941	2,698,269
End of period (including undistributed net investment income as set forth below)							$7,959,233	$5,431,941
Undistributed (overdistributed) net investment income (loss)							$(1,955)	$25,163

	Class A	Class C		Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$1,078,216	$703,859		$794,035		$149,678
Reinvested	77,175	42,734		30,724		28,934
Redeemed	(267,547)	(106,032)		(165,828)		(72,521)
Net Increase (Decrease)	$887,844	$640,561		$658,931		$106,091
Shares:
Sold	75,757	49,697		56,030		10,584
Reinvested	5,451	3,034		2,178		2,052
Redeemed	(18,819)	(7,495)		(11,700)		(5,125)
Net Increase (Decrease)	62,389	45,236		46,508		7,511
Year Ended October 31, 2012
Dollars:
Sold	$1,164,173	$810,397		$806,777		$218,850
Reinvested	67,743	34,729		22,603		35,702
Redeemed	(334,017)	(129,606)		(188,882)		(111,538)
Net Increase (Decrease)	$897,899	$715,520		$640,498		$143,014
Shares:
Sold	85,762	59,888		59,768		16,215
Reinvested	5,024	2,587		1,678		2,665
Redeemed	(24,830)	(9,668)		(14,091)		(8,378)
Net Increase (Decrease)	65,956	52,807		47,355		10,502

Distributions:
Period Ended April 30, 2013
From net investment
income	$(67,863)	$(44,829)		$(42,357)		$(23,736)
From net realized gain
on investments	(18,897)	(14,535)		(11,126)		(6,746)
Total Dividends and
Distributions	$(86,760)	$(59,364)		$(53,483)		$(30,482)
Year Ended October 31, 2012
From net investment
income	$(75,263)	$(48,417)		$(40,590)		$(36,225)
From net realized gain
on investments	(3,275)	(2,416)		(1,535)		(1,752)
Total Dividends and
Distributions	$(78,538)	$(50,833	) $	(42,125	) $	(37,977)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Global Real Estate Securities Fund

					Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)					$13,216	$13,483
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					54,113	24,675
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					154,089	93,781
		Net Increase (Decrease) in Net Assets Resulting from Operations			221,418	131,939

Dividends and Distributions to Shareholders
From net investment income					(53,411)	(13,934)
From net realized gain on investments					(20,475)	–
				Total Dividends and Distributions	(73,886)	(13,934)

Capital Share Transactions
Net increase (decrease) in capital share transactions					114,369	726,781
				Total increase (decrease) in net assets	261,901	844,786

Net Assets
Beginning of period					1,110,708	265,922
End of period (including undistributed net investment income as set forth below)					$1,372,609	$1,110,708
Undistributed (overdistributed) net investment income (loss)					$(36,327)	$3,868

Class A		Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$35,209	$8,256	$16,586	$90,934
Reinvested	2,116	297	326	70,458
Redeemed	(5,320)	(793)	(1,239)	(102,461)
Net Increase (Decrease)	$32,005	$7,760	$15,673	$58,931
Shares:
Sold	4,372	1,045	1,943	10,699
Reinvested	271	39	39	8,530
Redeemed	(665)	(102)	(146)	(11,994)
Net Increase (Decrease)	3,978	982	1,836	7,235
Year Ended October 31, 2012
Dollars:
Sold	$11,092	$2,402	$4,099	$731,824
Reinvested	249	31	42	13,488
Redeemed	(6,077)	(812)	(1,236)	(28,321)
Net Increase (Decrease)	$5,264	$1,621	$2,905	$716,991
Shares:
Sold	1,503	330	529	97,742
Reinvested	36	5	6	1,781
Redeemed	(875)	(118)	(167)	(3,623)
Net Increase (Decrease)	664	217	368	95,900

Distributions:
Period Ended April 30, 2013
From net investment
income	$(1,571)	$(275)	$(423)	$(51,142)
From net realized gain on
investments	(599)	(112)	(142)	(19,622)
Total Dividends and Distributions $	(2,170)	$(387)	$(565)	$(70,764)
Year Ended October 31, 2012
From net investment
income	$(295)	$(49)	$(100)	$(13,490)
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions $	(295)	$(49)	$(100)	$(13,490)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

								Government & High Quality Bond Fund
Amounts in thousands

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)									$21,974	$	51,070
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									6,944		15,823
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(7,974)		14,960
		Net Increase (Decrease) in Net Assets Resulting from Operations							20,944		81,853

Dividends and Distributions to Shareholders
From net investment income								(28,981)			(64,963)
					Total Dividends and Distributions			(28,981)			(64,963)

Capital Share Transactions
Net increase (decrease) in capital share transactions									55,096		168,304
					Total increase (decrease) in net assets				47,059		185,194

Net Assets
Beginning of period								1,921,729		1,736,535
End of period (including undistributed net investment income as set forth below)								$1,968,788		$1,921,729
Undistributed (overdistributed) net investment income (loss)									$(9,620)	$	(2,613)

	Class A	Class B	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$73,789	$296	$21,439	$28,875	$8,751	$69,723	$567	$630	$3,570	$2,650	$3,394
Reinvested	7,029	97	1,155	2,201	238	16,817	44	82	287	164	308
Redeemed	(87,899)	(2,416)	(18,249)	(20,718)	(8,094)	(33,798)	(788)	(1,422)	(5,463)	(1,958)	(6,205)
Net Increase (Decrease)	$(7,081)	$(2,023)	$4,345	$10,358	$895	$52,742	$(177)	$(710)	$(1,606)	$856	$(2,503)
Shares:
Sold	6,513	26	1,895	2,545	770	6,154	50	56	315	233	298
Reinvested	621	9	102	194	21	1,484	4	7	25	14	27
Redeemed	(7,765)	(214)	(1,614)	(1,827)	(714)	(2,980)	(69)	(126)	(482)	(172)	(546)
Net Increase (Decrease)	(631)	(179)	383	912	77	4,658	(15)	(63)	(142)	75	(221)
Year Ended October 31, 2012
Dollars:
Sold	$178,032	$1,264	$53,391	$54,872	$16,971	$70,668	$1,421	$2,942	$9,261	$4,775	$8,162
Reinvested	14,858	347	2,319	4,528	472	38,788	115	212	716	375	682
Redeemed	(105,274)	(8,435)	(24,196)	(27,910)	(12,824)	(95,387)	(1,368)	(4,026)	(9,063)	(3,447)	(4,937)
Net Increase (Decrease)	$87,616	$(6,824)	$31,514	$31,490	$4,619	$14,069	$168	$(872)	$914	$1,703	$3,907
Shares:
Sold	15,720	111	4,720	4,840	1,497	6,228	126	260	819	422	720
Reinvested	1,312	31	205	399	42	3,424	10	19	63	33	60
Redeemed	(9,304)	(747)	(2,141)	(2,463)	(1,130)	(8,427)	(121)	(356)	(800)	(305)	(436)
Net Increase (Decrease)	7,728	(605)	2,784	2,776	409	1,225	15	(77)	82	150	344

Distributions:
Period Ended April 30, 2013
From net investment
income	$(7,438)	$(102)	$(1,220)	$(2,226)	$(283)	$(16,823)	$(44)	$(82)	$(291)	$(164)	$(308)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(7,438)	$(102)	$(1,220)	$(2,226)	$(283)	$(16,823)	$(44)	$(82)	$(291)	$(164)	$(308)
Year Ended October 31, 2012
From net investment
income	$(15,994)	$(372)	$(2,524)	$(4,570)	$(593)	$(38,799)	$(115)	$(212)	$(727)	$(375)	$(682)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(15,994)	$(372)	$(2,524)	$(4,570)	$(593)	$(38,799)	$(115)	$(212)	$(727)	$(375)	$(682)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								High Yield Fund

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)								$127,183	$245,862
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								55,528	39,120
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								99,764	146,852
			Net Increase (Decrease) in Net Assets Resulting from Operations					282,475	431,834

Dividends and Distributions to Shareholders
From net investment income								(137,080)	(253,332)
From net realized gain on investments								(32,621)	(114,420)
							Total Dividends and Distributions	(169,701)	(367,752)

Capital Share Transactions
Net increase (decrease) in capital share transactions								130,834	280,531
							Total increase (decrease) in net assets	243,608	344,613

Net Assets
Beginning of period								3,773,646	3,429,033
End of period (including undistributed net investment income as set forth below)								$4,017,254	$3,773,646
Undistributed (overdistributed) net investment income (loss)								$(9,715)	$182

	Class A		Class B		Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$335,718		$654		$51,046	$127,106	$270,045
Reinvested	72,501		1,346		19,163	20,487	34,227
Redeemed	(424,208)		(6,701)		(80,756)	(129,709)	(160,085)
Net Increase (Decrease)	$(15,989)		$(4,701	) $	(10,547)	$17,884	$144,187
Shares:
Sold	42,401		82		6,385	16,009	34,284
Reinvested	9,142		169		2,398	2,581	4,363
Redeemed	(53,534)		(841)		(10,096)	(16,347)	(20,312)
Net Increase (Decrease)	(1,991)		(590)		(1,313)	2,243	18,335
Year Ended October 31, 2012
Dollars:
Sold	$832,997		$1,182		$140,525	$254,208	$340,318
Reinvested	160,240		3,635		40,543	39,306	67,187
Redeemed	(858,267)		(15,967)		(113,711)	(170,543)	(441,122)
Net Increase (Decrease)	$134,970	$(11,150)			$67,357	$122,971	$(33,617)
Shares:
Sold	109,398		155		18,284	33,299	45,040
Reinvested	21,254		481		5,345	5,205	9,001
Redeemed	(112,931)		(2,088)		(14,790)	(22,324)	(58,421)
Net Increase (Decrease)	17,721		(1,452)		8,839	16,180	(4,380)

Distributions:
Period Ended April 30, 2013
From net investment
income	$(65,234	) $	(1,252	) $	(18,842)	$(21,680)	$(30,072)
From net realized gain on
investments	(15,596)		(344)		(4,985)	(4,930)	(6,766)
Total Dividends and
Distributions	$(80,830	) $	(1,596	) $	(23,827)	$(26,610)	$(36,838)
Year Ended October 31, 2012
From net investment
income	$(125,066	) $	(2,890	) $	(35,054)	$(37,474)	$(52,848)
From net realized gain on
investments	(57,241)		(1,706)		(17,710)	(15,505)	(22,258)
Total Dividends and
Distributions	$(182,307	) $	(4,596	) $	(52,764) $	(52,979)	$(75,106)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			High Yield Fund I

				Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)				$41,738	$91,089
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				16,264	31,338
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				38,233	42,888
			Net Increase (Decrease) in Net Assets Resulting from Operations	96,235	165,315

Dividends and Distributions to Shareholders
From net investment income				(109,155)	(109,881)
From net realized gain on investments				(34,647)	(32,592)
			Total Dividends and Distributions	(143,802)	(142,473)

Capital Share Transactions
Net increase (decrease) in capital share transactions				328,292	(466,461)
			Total increase (decrease) in net assets	280,725	(443,619)

Net Assets
Beginning of period				1,189,513	1,633,132
End of period (including undistributed net investment income as set forth below)				$1,470,238	$1,189,513
Undistributed (overdistributed) net investment income (loss)				$(117)	$67,300

Class A(a)			Institutional
Capital Share Transactions:
Periods Ended April 30, 2013
Dollars:
Sold		$111	$314,360
Reinvested		–	141,505
Redeemed		–	(127,684)
Net Increase (Decrease)		$111	$328,181
Shares:
Sold		10	28,550
Reinvested		–	13,103
Redeemed		–	(11,772)
Net Increase (Decrease)		10	29,881
Year Ended October 31, 2012
Dollars:
Sold		N/A $	375,435
Reinvested		N/A	141,967
Redeemed		N/A	(983,863)
Net Increase (Decrease)	N/A	$ (466,461)
Shares:
Sold		N/A	34,718
Reinvested		N/A	13,946
Redeemed		N/A	(91,866)
Net Increase (Decrease)		N/A	(43,202)

Distributions:
Periods Ended April 30, 2013
From net investment
income		$–	$(109,155)
From net realized gain on
investments		–	(34,647)
Total Dividends and Distributions $		–	$(143,802)
Year Ended October 31, 2012
From net investment
income	N/A	$ (109,881)
From net realized gain on
investments		N/A	(32,592)
From tax return of capital		N/A	–
Total Dividends and Distributions	N/A	$ (142,473)

(a)	Period from March 1, 2013, date operations commenced, through April 30, 2013.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Income Fund

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)									$44,920	$	86,561
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									15,693		(7,051)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									2,176		102,322
		Net Increase (Decrease) in Net Assets Resulting from Operations							62,789		181,832

Dividends and Distributions to Shareholders
From net investment income									(48,847)		(90,963)
					Total Dividends and Distributions				(48,847)		(90,963)

Capital Share Transactions
Net increase (decrease) in capital share transactions									196,971		660,209
					Total increase (decrease) in net assets				210,913		751,078

Net Assets
Beginning of period									2,349,937	1,598,859
End of period (including undistributed net investment income as set forth below)									$2,560,850	$2,349,937
Undistributed (overdistributed) net investment income (loss)									$(12,764)	$	(8,837)

Class A	Class B	Class C		Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$61,663	$290	$15,821	$25,562	$7,153	$172,289	$1,967	$621	$6,562	$4,703	$8,586
Reinvested	6,314	173	1,224	1,749	278	37,638	27	22	352	197	365
Redeemed	(52,129)	(3,186)	(13,062)	(15,670)	(3,568)	(61,080)	(478)	(182)	(2,778)	(1,699)	(2,753)
Net Increase (Decrease)	$15,848	$(2,723)	$3,983	$11,641	$3,863	$148,847	$1,516	$461	$4,136	$3,201	$6,198
Shares:
Sold	6,209	29	1,585	2,568	719	17,302	197	62	657	470	861
Reinvested	635	18	123	176	28	3,777	3	2	35	20	36
Redeemed	(5,251)	(321)	(1,310)	(1,577)	(359)	(6,136)	(48)	(18)	(278)	(171)	(277)
Net Increase (Decrease)	1,593	(274)	398	1,167	388	14,943	152	46	414	319	620
Year Ended October 31, 2012
Dollars:
Sold	$108,557	$1,364	$33,173	$41,500	$10,103	$518,651	$883	$865	$9,144	$8,185	$10,090
Reinvested	12,400	528	2,311	3,023	408	69,547	19	30	525	193	604
Redeemed	(64,059)	(7,075)	(15,982)	(15,870)	(5,383)	(50,098)	(255)	(71)	(1,946)	(3,267)	(7,888)
Net Increase (Decrease)	$56,898	$(5,183)	$19,502	$28,653	$5,128	$538,100	$647	$824	$7,723	$5,111	$2,806
Shares:
Sold	11,189	141	3,400	4,271	1,042	53,427	89	90	940	836	1,032
Reinvested	1,276	54	237	310	42	7,127	2	3	54	20	62
Redeemed	(6,614)	(730)	(1,641)	(1,639)	(554)	(5,126)	(26)	(7)	(199)	(337)	(794)
Net Increase (Decrease)	5,851	(535)	1,996	2,942	530	55,428	65	86	795	519	300

Distributions:
Period Ended April 30, 2013
From net investment income	$ (6,612)	$(190)	$(1,321)	$(1,776)	$(342)	$(37,643)	$(27)	$(22)	$(352)	$(197)	$(365)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(6,612)	$(190)	$(1,321)	$(1,776)	$(342)	$(37,643)	$(27)	$(22)	$(352)	$(197)	$(365)
Year Ended October 31, 2012
From net investment income $ (13,178)		$(590)	$(2,634)	$(3,060)	$(563)	$(69,565)	$(19)	$(30)	$(525)	$(193)	$(606)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (13,178)		$(590)	$(2,634)	$(3,060)	$(563)	$(69,565)	$(19)	$(30)	$(525)	$(193)	$(606)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Inflation Protection Fund

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)								$	3,294	$7,671
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									13,644	48,198
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(14,372)	1,382
		Net Increase (Decrease) in Net Assets Resulting from Operations							2,566	57,251

Dividends and Distributions to Shareholders
From net investment income									(3,836)	(2,585)
					Total Dividends and Distributions				(3,836)	(2,585)

Capital Share Transactions
Net increase (decrease) in capital share transactions									66,544	(25,756)
				Total increase (decrease) in net assets					65,274	28,910

Net Assets
Beginning of period									808,967	780,057
End of period (including undistributed net investment income as set forth below)									$874,241	$808,967
Undistributed (overdistributed) net investment income (loss)								$	1,210	$1,752

	Class A	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$4,816	$1,141	$2,211	$127,885	$337	$234	$2,261	$1,404	$1,194
Reinvested	73	–	17	3,699	2	1	16	8	16
Redeemed	(8,235)	(1,859)	(4,053)	(58,460)	(941)	(546)	(1,007)	(692)	(2,978)
Net Increase (Decrease)	$(3,346)	$(718)	$(1,825)	$73,124	$(602)	$(311)	$1,270	$720	$(1,768)
Shares:
Sold	518	125	242	13,868	37	26	247	154	130
Reinvested	8	–	2	398	–	–	2	1	2
Redeemed	(889)	(204)	(446)	(6,339)	(103)	(60)	(110)	(76)	(323)
Net Increase (Decrease)	(363)	(79)	(202)	7,927	(66)	(34)	139	79	(191)
Year Ended October 31, 2012
Dollars:
Sold	$14,703	$4,259	$8,484	$340,052	$981	$756	$2,551	$1,747	$3,182
Reinvested	30	2	13	2,523	1	1	4	2	7
Redeemed	(17,334)	(1,267)	(7,862)	(373,495)	(576)	(637)	(1,975)	(695)	(1,213)
Net Increase (Decrease)	$(2,601)	$2,994	$635	$(30,920)	$406	$120	$580	$1,054	$1,976
Shares:
Sold	1,634	481	969	38,134	110	87	292	196	358
Reinvested	4	–	2	284	–	–	–	–	1
Redeemed	(1,947)	(143)	(894)	(42,062)	(65)	(73)	(222)	(77)	(136)
Net Increase (Decrease)	(309)	338	77	(3,644)	45	14	70	119	223

Distributions:
Period Ended April 30, 2013
From net investment income $	(77)	$–	$(17)	$(3,699)	$(2)	$(1)	$(16)	$(8)	$(16)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(77)	$–	$(17)	$(3,699)	$(2)	$(1)	$(16)	$(8)	$(16)
Year Ended October 31, 2012
From net investment income $	(32)	$(2)	$(13)	$(2,523)	$(1)	$(1)	$(4)	$(2)	$(7)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(32)	$(2)	$(13)	$(2,523)	$(1)	$(1)	$(4)	$(2)	$(7)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									International Emerging Markets Fund

									Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)									$	4,423	$	19,855
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										60,174	(34,013)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										38,912		78,177
		Net Increase (Decrease) in Net Assets Resulting from Operations							103,509			64,019

Dividends and Distributions to Shareholders
From net investment income									(21,495)		(17,557)
					Total Dividends and Distributions				(21,495)		(17,557)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(61,956)		121,230
				Total increase (decrease) in net assets						20,058	167,692

Net Assets
Beginning of period									1,625,729		1,458,037
End of period (including undistributed net investment income as set forth below)									$1,645,787		$1,625,729
Undistributed (overdistributed) net investment income (loss)									$	195	$	17,267

	Class A	Class B	Class C	Class J	Class P	Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$14,285	$57	$1,483	$12,307	$828		$138,136	$759	$724	$3,442	$3,185	$5,225
Reinvested	1,012	–	–	1,862	21		17,352	36	59	363	268	478
Redeemed	(21,514)	(1,838)	(2,973)	(22,169)	(845)		(190,974)	(1,146)	(3,063)	(8,925)	(2,340)	(8,051)
Net Increase (Decrease)	$(6,217)	$(1,781)	$(1,490)	$(8,000)	$4		$(35,486)	$(351)	$(2,280)	$(5,120)	$1,113	$(2,348)
Shares:
Sold	550	2	59	491	32		5,364	29	28	135	125	203
Reinvested	39	–	–	75	1		680	2	2	14	10	19
Redeemed	(831)	(75)	(120)	(891)	(33)		(7,545)	(46)	(121)	(351)	(92)	(314)
Net Increase (Decrease)	(242)	(73)	(61)	(325)	–		(1,501)	(15)	(91)	(202)	43	(92)
Year Ended October 31, 2012
Dollars:
Sold	$18,174	$250	$3,107	$25,135	$3,184		$267,506	$1,516	$2,081	$13,643	$7,400	$10,446
Reinvested	858	–	–	1,505	20		14,203	12	59	225	231	356
Redeemed	(26,423)	(3,747)	(3,387)	(37,901)	(2,839)		(138,846)	(2,367)	(3,975)	(10,388)	(11,066)	(7,742)
Net Increase (Decrease)	$(7,391)	$(3,497)	$(280)	$(11,261)	$365		$142,863	$(839)	$(1,835)	$3,480	$(3,435)	$3,060
Shares:
Sold	759	11	132	1,086	136		11,175	65	88	598	314	439
Reinvested	39	–	–	70	1		648	–	3	11	10	16
Redeemed	(1,108)	(166)	(147)	(1,655)	(123)		(5,933)	(101)	(173)	(445)	(470)	(325)
Net Increase (Decrease)	(310)	(155)	(15)	(499)	14		5,890	(36)	(82)	164	(146)	130

Distributions:
Period Ended April 30, 2013
From net investment income $	(1,027)	$–	$–	$(1,864)	$(32)		$(17,368)	$(36)	$(59)	$(363)	$(268)	$(478)
From net realized gain on
investments	–	–	–	–	–		–	–	–	–	–	–
Total Dividends and Distributions $	(1,027)	$–	$–	$(1,864)	$(32	) $	(17,368)	$(36)	$(59)	$(363)	$(268)	$(478)
Year Ended October 31, 2012
From net investment income $	(874)	$–	$–	$(1,507)	$(30)		$(14,263)	$(12)	$(59)	$(225)	$(231)	$(356)
From net realized gain on
investments	–	–	–	–	–		–	–	–	–	–	–
Total Dividends and Distributions $	(874)	$–	$–	$(1,507)	$(30)		$(14,263)	$(12)	$(59)	$(225)	$(231)	$(356)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							International Fund I

							Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)							$6,257	$21,774
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							88,041	(10,893)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							38,455	55,368
		Net Increase (Decrease) in Net Assets Resulting from Operations					132,753	66,249

Dividends and Distributions to Shareholders
From net investment income							(21,369)	(19,522)
					Total Dividends and Distributions		(21,369)	(19,522)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(481,520)	(160,072)
				Total increase (decrease) in net assets			(370,136)	(113,345)

Net Assets
Beginning of period							1,097,497	1,210,842
End of period (including undistributed net investment income as set forth below)							$727,361	$1,097,497
Undistributed (overdistributed) net investment income (loss)							$3,126	$18,238

	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$32,621	$308	$393	$1,195	$1,449	$681
Reinvested	20,990	44	48	75	104	108
Redeemed	(533,697)	(605)	(1,090)	(2,324)	(1,056)	(764)
Net Increase (Decrease)	$(480,086)	$(253)	$(649)	$(1,054)	$497	$25
Shares:
Sold	2,894	27	34	104	131	59
Reinvested	1,871	4	4	7	9	10
Redeemed	(45,834)	(54)	(94)	(207)	(93)	(68)
Net Increase (Decrease)	(41,069)	(23)	(56)	(96)	47	1
Year Ended October 31, 2012
Dollars:
Sold	$140,855	$848	$818	$1,279	$2,990	$4,276
Reinvested	19,112	31	35	106	133	105
Redeemed	(306,370)	(1,756)	(1,885)	(5,333)	(8,380)	(6,936)
Net Increase (Decrease)	$(146,403)	$(877)	$(1,032)	$(3,948)	$(5,257)	$(2,555)
Shares:
Sold	13,576	83	78	125	301	405
Reinvested	1,991	3	4	11	14	11
Redeemed	(29,984)	(172)	(187)	(532)	(810)	(684)
Net Increase (Decrease)	(14,417)	(86)	(105)	(396)	(495)	(268)

Distributions:
Period Ended April 30, 2013
From net investment
income	$(20,990)	$(44)	$(48)	$(75)	$(104)	$(108)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(20,990)	$(44)	$(48)	$(75)	$(104)	$(108)
Year Ended October 31, 2012
From net investment
income	$(19,112)	$(31)	$(35)	$(106)	$(133)	$(105)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(19,112)	$(31)	$(35)	$(106)	$(133)	$(105)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Blend Fund II

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)								$7,782	$13,035
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								40,030	35,739
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								91,219	89,564
		Net Increase (Decrease) in Net Assets Resulting from Operations						139,031	138,338

Dividends and Distributions to Shareholders
From net investment income								(16,554)	(11,558)
					Total Dividends and Distributions			(16,554)	(11,558)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(46,845)	(55,463)
				Total increase (decrease) in net assets				75,632	71,317

Net Assets
Beginning of period								1,054,436	983,119
End of period (including undistributed net investment income as set forth below)								$1,130,068	$1,054,436
Undistributed (overdistributed) net investment income (loss)								$1,377	$10,149

Class J	Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$3,970	$18,794	$204	$377	$1,653	$836	$2,340
Reinvested	1,169	14,657	21	43	212	153	296
Redeemed	(9,272)	(73,750)	(647)	(2,162)	(2,060)	(2,078)	(1,601)
Net Increase (Decrease)	$(4,133)	$(40,299)	$(422)	$(1,742)	$(195)	$(1,089)	$1,035
Shares:
Sold	366	1,658	18	34	149	76	207
Reinvested	112	1,371	2	4	20	14	28
Redeemed	(863)	(6,629)	(59)	(195)	(189)	(186)	(144)
Net Increase (Decrease)	(385)	(3,600)	(39)	(157)	(20)	(96)	91
Year Ended October 31, 2012
Dollars:
Sold	$5,675	$63,995	$340	$1,083	$2,984	$4,524	$7,220
Reinvested	789	10,254	11	19	133	131	220
Redeemed	(19,278)	(100,834)	(607)	(4,066)	(8,550)	(8,420)	(11,086)
Net Increase (Decrease)	$(12,814)	$(26,585)	$(256)	$(2,964)	$(5,433)	$(3,765)	$(3,646)
Shares:
Sold	580	6,313	34	110	294	446	702
Reinvested	87	1,104	1	2	14	14	24
Redeemed	(1,968)	(10,010)	(61)	(406)	(842)	(830)	(1,070)
Net Increase (Decrease)	(1,301)	(2,593)	(26)	(294)	(534)	(370)	(344)

Distributions:
Period Ended April 30, 2013
From net investment income $	(1,172)	$(14,657)	$(21)	$(43)	$(212)	$(153)	$(296)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,172)	$(14,657)	$(21)	$(43)	$(212)	$(153)	$(296)
Year Ended October 31, 2012
From net investment income $	(790)	$(10,254)	$(11)	$(19)	$(133)	$(131)	$(220)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(790)	$(10,254)	$(11)	$(19)	$(133)	$(131)	$(220)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)								$	11,441	$	8,901
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								166,998			207,390
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								114,634			38,897
		Net Increase (Decrease) in Net Assets Resulting from Operations						293,073			255,188

Dividends and Distributions to Shareholders
From net investment income								(14,845)			(5,364)
					Total Dividends and Distributions			(14,845)			(5,364)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(189,994)			(121,489)
					Total increase (decrease) in net assets				88,234		128,335

Net Assets
Beginning of period								2,399,884			2,271,549
End of period (including undistributed net investment income as set forth below)								$2,488,118			$2,399,884
Undistributed (overdistributed) net investment income (loss)								$	1,952	$	5,356

Class A	Class B		Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$9,925	$72	$1,054	$3,652	$9,379	$104,263	$569	$1,278	$777	$3,028	$7,835
Reinvested	344	–	–	113	57	13,604	–	–	12	38	587
Redeemed	(25,007)	(1,970)	(1,339)	(5,238)	(2,666)	(277,647)	(2,776)	(2,109)	(5,705)	(1,894)	(20,230)
Net Increase (Decrease)	$(14,738)	$(1,898)	$(285)	$(1,473)	$6,770	$(159,780)	$(2,207)	$(831)	$(4,916)	$1,172	$(11,808)
Shares:
Sold	1,084	8	122	420	1,036	11,086	64	137	80	313	823
Reinvested	39	–	–	13	6	1,505	–	–	1	4	64
Redeemed	(2,740)	(230)	(154)	(602)	(290)	(29,062)	(315)	(236)	(601)	(199)	(2,172)
Net Increase (Decrease)	(1,617)	(222)	(32)	(169)	752	(16,471)	(251)	(99)	(520)	118	(1,285)
Year Ended October 31, 2012
Dollars:
Sold	$16,995	$255	$2,063	$7,660	$1,153	$502,592	$1,833	$1,469	$3,021	$4,159	$21,619
Reinvested	–	–	–	–	2	5,224	–	–	–	–	41
Redeemed	(46,669)	(4,980)	(3,193)	(9,179)	(924)	(548,202)	(9,373)	(2,984)	(19,152)	(15,519)	(29,400)
Net Increase (Decrease)	$(29,674)	$(4,725)	$(1,130)	$(1,519)	$231	$(40,386)	$(7,540)	$(1,515)	$(16,131)	$(11,360)	$(7,740)
Shares:
Sold	2,013	32	257	952	132	58,515	223	175	339	478	2,462
Reinvested	–	–	–	–	–	672	–	–	–	–	5
Redeemed	(5,560)	(631)	(393)	(1,143)	(108)	(62,298)	(1,167)	(373)	(2,190)	(1,743)	(3,387)
Net Increase (Decrease)	(3,547)	(599)	(136)	(191)	24	(3,111)	(944)	(198)	(1,851)	(1,265)	(920)

Distributions:
Period Ended April 30, 2013
From net investment income $	(350)	$–	$–	$(113)	$(67)	$(13,678)	$–	$–	$(12)	$(38)	$(587)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(350)	$–	$–	$(113)	$(67)	$(13,678)	$–	$–	$(12)	$(38)	$(587)
Year Ended October 31, 2012
From net investment income $	–	$–	$–	$–	$(3)	$(5,320)	$–	$–	$–	$–	$(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$–	$(3)	$(5,320)	$–	$–	$–	$–	$(41)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund I

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)									$17,197	$10,194
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									162,718	220,166
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									471,291	156,316
		Net Increase (Decrease) in Net Assets Resulting from Operations							651,206	386,676

Dividends and Distributions to Shareholders
From net investment income									(25,087)	(4,620)
From net realized gain on investments									(214,461)	(121,184)
					Total Dividends and Distributions				(239,548)	(125,804)

Capital Share Transactions
Net increase (decrease) in capital share transactions									419,057	1,375,155
				Total increase (decrease) in net assets					830,715	1,636,027

Net Assets
Beginning of period									4,943,716	3,307,689
End of period (including undistributed net investment income as set forth below)									$5,774,431	$4,943,716
Undistributed (overdistributed) net investment income (loss)									$1,078	$8,968

Class A(a)		Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Periods Ended April 30, 2013
Dollars:
Sold	$164	$8,373	$378,107	$831	$2,115	$31,801	$17,082	$24,453
Reinvested	–	3,303	219,287	280	616	4,562	3,019	8,478
Redeemed	–	(8,327)	(219,954)	(1,153)	(3,159)	(10,289)	(7,190)	(33,342)
Net Increase (Decrease)	$164	$3,349	$377,440	$(42)	$(428)	$26,074	$12,911	$(411)
Shares:
Sold	15	903	36,736	88	222	3,195	1,720	2,406
Reinvested	–	372	21,973	30	68	478	315	867
Redeemed	–	(908)	(21,249)	(118)	(329)	(1,050)	(731)	(3,382)
Net Increase (Decrease)	15	367	37,460	–	(39)	2,623	1,304	(109)
Year Ended October 31, 2012
Dollars:
Sold	N/A $	15,869	$1,515,219	$2,886	$7,264	$43,875	$32,272	$100,392
Reinvested	N/A	2,408	114,171	140	366	2,419	1,263	5,034
Redeemed	N/A	(14,739)	(371,160)	(1,184)	(4,189)	(19,199)	(7,526)	(50,426)
Net Increase (Decrease)	N/A $	3,538	$1,258,230	$1,842	$3,441	$27,095	$26,009	$55,000
Shares:
Sold	N/A	1,787	154,930	309	789	4,646	3,467	10,449
Reinvested	N/A	313	13,293	17	46	293	153	598
Redeemed	N/A	(1,682)	(36,767)	(128)	(462)	(1,983)	(799)	(5,071)
Net Increase (Decrease)	N/A	418	131,456	198	373	2,956	2,821	5,976

Distributions:
Periods Ended April 30, 2013
From net investment
income	$–	$(56)	$(24,207)	$–	$–	$(83)	$(171)	$(570)
From net realized gain on
investments	–	(3,250)	(195,080)	(280)	(616)	(4,479)	(2,848)	(7,908)
Total Dividends and Distributions $	–	$(3,306)	$(219,287)	$(280)	$(616)	$(4,562)	$(3,019)	$(8,478)
Year Ended October 31, 2012
From net investment
income	N/A $	–	$(4,620)	$–	$–	$–	$–	$–
From net realized gain on
investments	N/A	(2,410)	(109,552)	(140)	(366)	(2,419)	(1,263)	(5,034)
Total Dividends and Distributions	N/A $	(2,410)	$(114,172)	$(140)	$(366)	$(2,419)	$(1,263)	$(5,034)

(a)	Period from March 1, 2013, date operations commenced, through April 30, 2013.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														LargeCap Growth Fund II

														Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)														$6,349	$7,952
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														65,796	88,407
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														75,409	31,457
			Net Increase (Decrease) in Net Assets Resulting from Operations											147,554	127,816

Dividends and Distributions to Shareholders
From net investment income														(10,856)	(5,898)
From net realized gain on investments														(16,846)	(90,110)
									Total Dividends and Distributions					(27,702)	(96,008)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(29,380)	62,701
							Total increase (decrease) in net assets							90,472	94,509

Net Assets
Beginning of period														1,180,550	1,086,041
End of period (including undistributed net investment income as set forth below)														$1,271,022	$1,180,550
Undistributed (overdistributed) net investment income (loss)														$1,799	$6,306

Class J			Institutional	R-1			R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$1,342		$11,452		$138		$204		$740		$727		$1,436
Reinvested	610		26,367		21		50		190		105		355
Redeemed	(3,163)		(58,242)		(566)		(399)		(2,411)		(649)		(7,687)
Net Increase (Decrease)	$(1,211)		$(20,423)		$(407)		$(145)		$(1,481)		$183		$(5,896)
Shares:
Sold	170		1,293		16		24		87		83		164
Reinvested	79		3,078		3		7		24		13		43
Redeemed	(399)		(6,632)		(71)		(50)		(293)		(74)		(925)
Net Increase (Decrease)	(150)		(2,261)		(52)		(19)		(182)		22		(718)
Year Ended October 31, 2012
Dollars:
Sold	$2,982		$62,517		$567		$873		$3,341		$2,315		$8,603
Reinvested	2,426		90,119		115		337		944		688		1,377
Redeemed	(4,167)		(95,107)		(253)		(3,392)		(2,762)		(5,389)		(3,433)
Net Increase (Decrease)	$1,241		$57,529		$429		$(2,182)		$1,523		$(2,386)		$6,547
Shares:
Sold	394		7,513		75		114		426		288		1,048
Reinvested	366		12,212		16		50		136		97		192
Redeemed	(554)		(11,337)		(32)		(445)		(351)		(659)		(424)
Net Increase (Decrease)	206		8,388		59		(281)		211		(274)		816

Distributions:
Period Ended April 30, 2013
From net investment income $	(154)		$(10,522)		$–		$(5)		$(37)		$(25)		$(113)
From net realized gain on
investments	(457)		(15,848)		(21)		(45)		(153)		(80)		(242)
Total Dividends and Distributions $	(611	) $	(26,370	) $	(21	) $	(50	) $	(190	) $	(105	) $	(355)
Year Ended October 31, 2012
From net investment income $	(26)		$(5,804)		$– $		– $		(12)		$(15)		$(41)
From net realized gain on
investments	(2,402)		(84,315)		(115)		(337)		(932)		(673)		(1,336)
Total Dividends and Distributions $	(2,428)		$(90,119)		$(115)		$(337)		$(944)		$(688)		$(1,377)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap S&P 500 Index Fund

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)								$	29,699	$46,586
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									13,060	26,397
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									359,831	277,005
		Net Increase (Decrease) in Net Assets Resulting from Operations							402,590	349,988

Dividends and Distributions to Shareholders
From net investment income									(52,369)	(41,058)
					Total Dividends and Distributions				(52,369)	(41,058)

Capital Share Transactions
Net increase (decrease) in capital share transactions									120,975	205,548
				Total increase (decrease) in net assets					471,196	514,478

Net Assets
Beginning of period									2,816,532	2,302,054
End of period (including undistributed net investment income as set forth below)									$3,287,728	$2,816,532
Undistributed (overdistributed) net investment income (loss)								$	13,778	$36,448

Class A		Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$12,418	$1,996	$25,990	$151,503	$1,588	$3,516	$28,959	$21,600	$51,957
Reinvested	2,443	86	5,619	34,383	188	443	2,673	2,019	4,470
Redeemed	(16,081)	(1,153)	(31,006)	(100,468)	(2,690)	(6,993)	(24,177)	(9,890)	(38,418)
Net Increase (Decrease)	$(1,220)	$929	$603	$85,418	$(914)	$(3,034)	$7,455	$13,729	$18,009
Shares:
Sold	1,173	190	2,484	14,428	152	334	2,783	2,050	4,870
Reinvested	244	8	566	3,442	19	44	267	201	442
Redeemed	(1,541)	(112)	(2,993)	(9,611)	(255)	(676)	(2,294)	(962)	(3,718)
Net Increase (Decrease)	(124)	86	57	8,259	(84)	(298)	756	1,289	1,594
Year Ended October 31, 2012
Dollars:
Sold	$15,051	$2,668	$31,707	$285,806	$3,150	$9,716	$59,766	$26,807	$63,962
Reinvested	2,185	65	4,940	25,845	164	395	1,939	1,911	3,571
Redeemed	(26,468)	(1,672)	(51,388)	(97,081)	(4,583)	(12,886)	(38,179)	(43,481)	(58,362)
Net Increase (Decrease)	$(9,232)	$1,061	$(14,741)	$214,570	$(1,269)	$(2,775)	$23,526	$(14,763)	$9,171
Shares:
Sold	1,581	284	3,349	30,194	335	1,018	6,361	2,811	6,600
Reinvested	251	8	572	2,978	19	45	222	219	406
Redeemed	(2,789)	(178)	(5,465)	(10,169)	(485)	(1,364)	(3,962)	(4,538)	(6,241)
Net Increase (Decrease)	(957)	114	(1,544)	23,003	(131)	(301)	2,621	(1,508)	765

Distributions:
Period Ended April 30, 2013
From net investment
income	$(2,480)	$(88)	$(5,624)	$(34,384)	$(188)	$(443)	$(2,673)	$(2,019)	$(4,470)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,480)	$(88)	$(5,624)	$(34,384)	$(188)	$(443)	$(2,673)	$(2,019)	$(4,470)
Year Ended October 31, 2012
From net investment
income	$(2,222)	$(67)	$(4,944)	$(25,845)	$(164)	$(395)	$(1,939)	$(1,911)	$(3,571)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,222)	$(67)	$(4,944)	$(25,845)	$(164)	$(395)	$(1,939)	$(1,911)	$(3,571)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Value Fund

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)									$24,636	$30,700
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								148,705		81,716
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								114,378		172,465
		Net Increase (Decrease) in Net Assets Resulting from Operations						287,719		284,881

Dividends and Distributions to Shareholders
From net investment income								(38,399)		(20,946)
					Total Dividends and Distributions			(38,399)		(20,946)

Capital Share Transactions
Net increase (decrease) in capital share transactions									60,787	92,480
					Total increase (decrease) in net assets			310,107		356,415

Net Assets
Beginning of period								1,849,735		1,493,320
End of period (including undistributed net investment income as set forth below)								$2,159,842		$1,849,735
Undistributed (overdistributed) net investment income (loss)									$11,088	$24,851

	Class A	Class B	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$7,367	$43	$1,530	$9,452	$84,513	$186	$261	$500	$1,020	$8,899
Reinvested	2,556	4	21	847	34,556	14	25	46	34	234
Redeemed	(11,393)	(617)	(185)	(6,536)	(69,361)	(118)	(244)	(321)	(967)	(1,579)
Net Increase (Decrease)	$(1,470)	$(570)	$1,366	$3,763	$49,708	$82	$42	$225	$87	$7,554
Shares:
Sold	632	4	131	828	7,302	16	23	43	90	809
Reinvested	234	–	2	79	3,185	1	2	4	3	21
Redeemed	(996)	(54)	(16)	(577)	(5,977)	(10)	(22)	(28)	(86)	(140)
Net Increase (Decrease)	(130)	(50)	117	330	4,510	7	3	19	7	690
Year Ended October 31, 2012
Dollars:
Sold	$7,228	$93	$438	$7,613	$232,596	$338	$247	$630	$1,149	$2,070
Reinvested	1,367	–	4	412	19,014	6	11	23	24	50
Redeemed	(22,373)	(2,100)	(480)	(9,204)	(140,911)	(606)	(692)	(1,035)	(1,694)	(1,738)
Net Increase (Decrease)	$(13,778)	$(2,007)	$(38)	$(1,179)	$110,699	$(262)	$(434)	$(382)	$(521)s	$382
Shares:
Sold	719	10	43	760	23,002	34	24	61	111	200
Reinvested	148	–	1	45	2,069	1	1	3	3	5
Redeemed	(2,214)	(211)	(48)	(934)	(13,809)	(61)	(68)	(102)	(164)	(169)
Net Increase (Decrease)	(1,347)	(201)	(4)	(129)	11,262	(26)	(43)	(38)	(50)	36

Distributions:
Period Ended April 30, 2013
From net investment income $	(2,617)	$(4)	$(22)	$(847)	$(34,556)	$(14)	$(25)	$(46)	$(34)	$(234)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,617)	$(4)	$(22)	$(847)	$(34,556)	$(14)	$(25)	$(46)	$(34)	$(234)
Year Ended October 31, 2012
From net investment income $	(1,401)	$–	$(4)	$(413)	$(19,014)	$(6)	$(11)	$(23)	$(24)	$(50)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,401)	$–	$(4)	$(413)	$(19,014)	$(6)	$(11)	$(23)	$(24)	$(50)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							LargeCap Value Fund I

							Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)							$24,181	$39,474
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							89,311	121,285
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							205,671	119,737
		Net Increase (Decrease) in Net Assets Resulting from Operations					319,163	280,496

Dividends and Distributions to Shareholders
From net investment income							(45,391)	(33,260)
					Total Dividends and Distributions		(45,391)	(33,260)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(154,534)	(42,462)
				Total increase (decrease) in net assets			119,238	204,774

Net Assets
Beginning of period							2,195,191	1,990,417
End of period (including undistributed net investment income as set forth below)							$2,314,429	$2,195,191
Undistributed (overdistributed) net investment income (loss)							$8,182	$29,392

Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$120,496	$390	$258	$286	$176	$7,297
Reinvested	45,070	44	27	41	55	154
Redeemed	(325,199)	(477)	(432)	(785)	(777)	(1,158)
Net Increase (Decrease)	$(159,633)	$(43)	$(147)	$(458)	$(546)	$6,293
Shares:
Sold	9,736	31	21	23	14	622
Reinvested	3,859	4	2	4	5	13
Redeemed	(25,655)	(40)	(36)	(63)	(66)	(96)
Net Increase (Decrease)	(12,060)	(5)	(13)	(36)	(47)	539
Year Ended October 31, 2012
Dollars:
Sold	$209,028	$518	$609	$587	$441	$221
Reinvested	33,128	25	17	29	44	16
Redeemed	(282,024)	(1,043)	(700)	(1,281)	(1,043)	(1,034)
Net Increase (Decrease)	$(39,868)	$(500)	$(74)	$(665)	$(558)	$(797)
Shares:
Sold	18,779	47	54	54	41	20
Reinvested	3,267	3	2	3	4	2
Redeemed	(25,099)	(94)	(64)	(118)	(94)	(99)
Net Increase (Decrease)	(3,053)	(44)	(8)	(61)	(49)	(77)

Distributions:
Period Ended April 30, 2013
From net investment income $	(45,070)	$(44)	$(27)	$(41)	$(55)	$(154)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(45,070)	$(44)	$(27)	$(41)	$(55)	$(154)
Year Ended October 31, 2012
From net investment income $	(33,129)	$(25)	$(17)	$(29)	$(44)	$(16)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(33,129)	$(25)	$(17)	$(29)	$(44)	$(16)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Value Fund III

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)								$6,608	$18,647
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								28,183	51,698
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								77,025	56,376
		Net Increase (Decrease) in Net Assets Resulting from Operations						111,816	126,721

Dividends and Distributions to Shareholders
From net investment income								(17,208)	(19,865)
					Total Dividends and Distributions			(17,208)	(19,865)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(52,764)	(501,286)
				Total increase (decrease) in net assets				41,844	(394,430)

Net Assets
Beginning of period								772,704	1,167,134
End of period (including undistributed net investment income as set forth below)								$814,548	$772,704
Undistributed (overdistributed) net investment income (loss)								$2,485	$13,085

Class J	Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$2,422	$10,101	$116	$236	$685	$824	$8,721
Reinvested	1,161	15,350	29	85	148	97	335
Redeemed	(6,169)	(79,159)	(541)	(1,590)	(2,361)	(773)	(2,481)
Net Increase (Decrease)	$(2,586)	$(53,708)	$(396)	$(1,269)	$(1,528)	$148	$6,575
Shares:
Sold	210	857	10	20	58	70	779
Reinvested	106	1,389	3	8	13	9	30
Redeemed	(542)	(7,013)	(48)	(140)	(201)	(65)	(215)
Net Increase (Decrease)	(226)	(4,767)	(35)	(112)	(130)	14	594
Year Ended October 31, 2012
Dollars:
Sold	$2,953	$21,553	$376	$631	$1,947	$1,057	$2,479
Reinvested	812	18,573	17	67	137	134	124
Redeemed	(12,499)	(513,983)	(1,154)	(4,736)	(7,272)	(7,217)	(5,285)
Net Increase (Decrease)	$(8,734)	$(473,857)	$(761)	$(4,038)	$(5,188)	$(6,026)	$(2,682)
Shares:
Sold	291	2,093	36	61	186	101	237
Reinvested	85	1,937	2	7	14	14	13
Redeemed	(1,221)	(49,912)	(111)	(460)	(668)	(718)	(510)
Net Increase (Decrease)	(845)	(45,882)	(73)	(392)	(468)	(603)	(260)

Distributions:
Period Ended April 30, 2013
From net investment income $	(1,164)	$(15,350)	$(29)	$(85)	$(148)	$(97)	$(335)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,164)	$(15,350)	$(29)	$(85)	$(148)	$(97)	$(335)
Year Ended October 31, 2012
From net investment income $	(812)	$(18,574)	$(17)	$(67)	$(137)	$(134)	$(124)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(812)	$(18,574)	$(17)	$(67)	$(137)	$(134)	$(124)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									MidCap Fund(a)

									Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)									$	11,978	$	14,000
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										80,357		62,360
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									615,099		340,473
			Net Increase (Decrease) in Net Assets Resulting from Operations						707,434		416,833

Dividends and Distributions to Shareholders
From net investment income									(40,041)			(7,270)
From net realized gain on investments									(57,420)		(110,330)
						Total Dividends and Distributions			(97,461)		(117,600)

Capital Share Transactions
Net increase (decrease) in capital share transactions									1,182,738		1,684,986
						Total increase (decrease) in net assets			1,792,711		1,984,219

Net Assets
Beginning of period									3,670,608		1,686,389
End of period (including undistributed net investment income as set forth below)									$5,463,319		$3,670,608
Undistributed (overdistributed) net investment income (loss)									$(19,143)		$	8,920

	Class A	Class B		Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$441,470		$329	$ 112,829	$27,001	$252,827	$630,160	$5,829	$14,206	$35,803	$34,419	$57,111
Reinvested	25,868		286	2,350	5,348	12,709	33,991	202	395	1,976	2,310	2,162
Redeemed	(145,088)		(5,457)	(9,198)	(22,467)	(69,802)	(217,961)	(1,520)	(4,574)	(13,888)	(12,794)	(14,094)
Net Increase (Decrease)	$322,250		$(4,842) $105,981		$9,882	$195,734	$446,190	$4,511	$10,027	$23,891	$23,935	$45,179
Shares:
Sold	26,682		21	7,141	1,696	15,034	37,891	367	874	2,199	2,073	3,445
Reinvested	1,655		19	157	354	805	2,148	13	26	128	146	138
Redeemed	(8,873)		(344)	(586)	(1,427)	(4,237)	(13,109)	(97)	(285)	(859)	(775)	(861)
Net Increase (Decrease)	19,464		(304)	6,712	623	11,602	26,930	283	615	1,468	1,444	2,722
Year Ended October 31, 2012
Dollars:
Sold	$501,563		$812	$91,328	$34,136	$481,539	$934,873	$6,256	$14,580	$60,678	$55,569	$48,945
Reinvested	39,698		1,582	1,898	11,863	13,638	34,874	122	497	1,258	2,946	3,256
Redeemed	(182,937)		(13,059)	(12,443)	(39,429)	(72,207)	(268,696)	(1,056)	(4,470)	(10,511)	(20,203)	(31,914)
Net Increase (Decrease)	$358,324	$(10,665)		$80,783	$6,570	$422,970	$701,051	$5,322	$10,607	$51,425	$38,312	$20,287
Shares:
Sold	34,556		58	6,527	2,454	33,300	63,600	442	1,049	4,197	3,756	3,342
Reinvested	3,081		127	154	954	1,045	2,665	10	40	99	225	251
Redeemed	(12,635)		(937)	(886)	(2,823)	(4,916)	(18,427)	(77)	(314)	(728)	(1,370)	(2,159)
Net Increase (Decrease)	25,002		(752)	5,795	585	29,429	47,838	375	775	3,568	2,611	1,434

Distributions:
Period Ended April 30, 2013
From net investment
income	$(10,317)	$	– $	(869)	$(1,896)	$(5,990)	$(18,191)	$(69)	$(161)	$(749)	$(907)	$(892)
From net realized gain on
investments	(17,330)		(292)	(2,230)	(3,460)	(7,863)	(21,867)	(133)	(343)	(1,227)	(1,403)	(1,272)
Total Dividends and
Distributions	$(27,647)		$(292)	$(3,099)	$(5,356) $ (13,853) $		(40,058)	$(202)	$(504)	$(1,976)	$(2,310)	$(2,164)
Year Ended October 31, 2012
From net investment
income	$(1,389)	$	– $	–	$(308) $ (1,334) $		(3,843)	$–	$–	$(5)	$(189)	$(202)
From net realized gain on
investments	(40,212)		(1,617)	(2,579)	(11,573)	(12,982)	(33,675)	(122)	(503)	(1,253)	(2,757)	(3,057)
Total Dividends and
Distributions	$(41,601)		$(1,617)	$(2,579)	$(11,881)	$(14,316)	$(37,518)	$(122)	$(503)	$(1,258)	$(2,946)	$(3,259)

(a)	Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									MidCap Growth Fund

									Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)									$(105)	$(322)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									10,534	5,661
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									450	1,237
		Net Increase (Decrease) in Net Assets Resulting from Operations							10,879	6,576

Dividends and Distributions to Shareholders
From net realized gain on investments									(5,431)	(14,605)
					Total Dividends and Distributions				(5,431)	(14,605)

Capital Share Transactions
Net increase (decrease) in capital share transactions									211	(18,517)
				Total increase (decrease) in net assets					5,659	(26,546)

Net Assets
Beginning of period									105,134	131,680
End of period (including undistributed net investment income as set forth below)									$110,793	$105,134
Undistributed (overdistributed) net investment income (loss)									$(328)	$(223)

Class J		Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$1,646	$17,571	$135	$268	$314		$337	$2,090
Reinvested	1,509	1,451	94	137	308		151	762
Redeemed	(2,797)	(11,620)	(340)	(665)	(1,826)		(315)	(8,999)
Net Increase (Decrease)	$358	$7,402	$(111)	$(260)	$(1,204)		$173	$(6,147)
Shares:
Sold	251	2,350	21	38	44		44	280
Reinvested	241	205	14	20	44		21	105
Redeemed	(429)	(1,592)	(49)	(94)	(250)		(42)	(1,207)
Net Increase (Decrease)	63	963	(14)	(36)	(162)		23	(822)
Year Ended October 31, 2012
Dollars:
Sold	$3,294	$28,582	$320	$618	$1,034		$770	$5,269
Reinvested	3,048	3,540	181	374	709		871	3,835
Redeemed	(5,042)	(32,592)	(329)	(1,500)	(2,773)		(7,757)	(20,969)
Net Increase (Decrease)	$1,300	$(470)	$172	$(508)	$(1,030	) $	(6,116) $	(11,865)
Shares:
Sold	515	3,996	48	89	145		105	711
Reinvested	537	557	31	61	113		136	588
Redeemed	(778)	(4,560)	(51)	(214)	(380)		(1,045)	(2,812)
Net Increase (Decrease)	274	(7)	28	(64)	(122)		(804)	(1,513)

Distributions:
Period Ended April 30, 2013
From net investment income	$ –	$–	$– $	– $	– $		– $	–
From net realized gain on
investments	(1,510)	(2,466)	(94)	(140)	(308)		(151)	(762)
Total Dividends and Distributions	$ (1,510)	$(2,466)	$(94)	$(140)	$(308)		$(151)	$(762)
Year Ended October 31, 2012
From net investment income	$ –	$–	$– $	– $	– $		– $	–
From net realized gain on
investments	(3,055)	(5,580)	(181)	(374)	(709)		(871)	(3,835)
Total Dividends and Distributions	$ (3,055)	$(5,580)	$(181)	$(374)	$(709)		$(871)	$(3,835)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Growth Fund III

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)								$1,441	$334
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								82,053	71,194
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								113,465	(36,774)
		Net Increase (Decrease) in Net Assets Resulting from Operations						196,959	34,754

Dividends and Distributions to Shareholders
From net investment income								(4,487)	–
From net realized gain on investments								(30,823)	–
					Total Dividends and Distributions			(35,310)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions								(32,058)	(86,638)
				Total increase (decrease) in net assets				129,591	(51,884)

Net Assets
Beginning of period								1,435,094	1,486,978
End of period (including undistributed net investment income as set forth below)								$1,564,685	$1,435,094
Undistributed (overdistributed) net investment income (loss)								$(2,719)	$327

Class J		Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$1,989	$90,351	$262	$879	$1,128	$1,362	$1,463
Reinvested	697	32,756	82	137	507	501	629
Redeemed	(3,317)	(134,703)	(1,180)	(1,386)	(5,669)	(4,147)	(14,399)
Net Increase (Decrease)	$(631)	$(11,596)	$(836)	$(370)	$(4,034)	$(2,284)	$(12,307)
Shares:
Sold	190	7,783	25	81	101	119	125
Reinvested	70	3,000	8	13	47	46	57
Redeemed	(321)	(11,881)	(114)	(129)	(511)	(371)	(1,306)
Net Increase (Decrease)	(61)	(1,098)	(81)	(35)	(363)	(206)	(1,124)
Year Ended October 31, 2012
Dollars:
Sold	$3,895	$183,948	$1,044	$822	$3,311	$4,584	$10,993
Redeemed	(7,421)	(245,862)	(2,069)	(2,539)	(13,400)	(13,889)	(10,055)
Net Increase (Decrease)	$(3,526)	$(61,914)	$(1,025)	$(1,717)	$(10,089)	$(9,305)	$938
Shares:
Sold	385	16,658	103	80	306	422	989
Redeemed	(746)	(22,684)	(201)	(245)	(1,240)	(1,308)	(913)
Net Increase (Decrease)	(361)	(6,026)	(98)	(165)	(934)	(886)	76

Distributions:
Period Ended April 30, 2013
From net investment
income	$–	$(4,481)	$– $	– $	– $	–	$(6)
From net realized gain on
investments	(698)	(28,275)	(82)	(137)	(507)	(501)	(623)
Total Dividends and Distributions	$ (698)	$(32,756)	$(82)	$(137)	$(507)	$(501)	$(629)
Year Ended October 31, 2012
From net investment
income	$–	$–	$– $	– $	– $	–	$–
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions	$–	$–	$– $	– $	– $	–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									MidCap S&P 400 Index Fund

									Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)									$4,376	$4,861
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									7,431	18,605
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									102,913	33,969
		Net Increase (Decrease) in Net Assets Resulting from Operations							114,720	57,435

Dividends and Distributions to Shareholders
From net investment income									(6,534)	(3,464)
From net realized gain on investments									(19,392)	(18,223)
						Total Dividends and Distributions			(25,926)	(21,687)

Capital Share Transactions
Net increase (decrease) in capital share transactions									102,149	92,253
				Total increase (decrease) in net assets					190,943	128,001

Net Assets
Beginning of period									576,426	448,425
End of period (including undistributed net investment income as set forth below)									$767,369	$576,426
Undistributed (overdistributed) net investment income (loss)									$1,650	$3,808

Class J		Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$8,478	$66,528	$2,600	$3,419		$22,946	$19,601	$28,166
Reinvested	2,031	11,401	372	620		3,518	2,425	4,913
Redeemed	(6,628)	(25,458)	(2,874)	(3,950)		(13,673)	(5,961)	(16,325)
Net Increase (Decrease)	$3,881	$52,471	$98	$89		$12,791	$16,065	$16,754
Shares:
Sold	546	4,289	166	217		1,444	1,235	1,768
Reinvested	139	767	25	41		234	161	323
Redeemed	(432)	(1,643)	(185)	(252)		(869)	(386)	(1,048)
Net Increase (Decrease)	253	3,413	6	6		809	1,010	1,043
Year Ended October 31, 2012
Dollars:
Sold	$6,295	$91,925	$2,534	$2,664		$36,048	$22,212	$42,632
Reinvested	1,983	9,194	364	732		3,368	1,991	4,053
Redeemed	(7,995)	(43,152)	(2,620)	(5,935)		(23,547)	(17,631)	(32,862)
Net Increase (Decrease)	$283	$57,967	$278	$(2,539	) $	15,869	$6,572	$13,823
Shares:
Sold	449	6,467	179	185		2,586	1,553	2,966
Reinvested	160	724	29	57		263	155	314
Redeemed	(571)	(3,009)	(186)	(412)		(1,619)	(1,216)	(2,325)
Net Increase (Decrease)	38	4,182	22	(170)		1,230	492	955

Distributions:
Period Ended April 30, 2013
From net investment
income	$(431)	$(3,464)	$(47)	$(83)		$(692)	$(574)	$(1,243)
From net realized gain on
investments	(1,600)	(8,583)	(325)	(537)		(2,826)	(1,851)	(3,670)
Total Dividends and Distributions $	(2,031)	$(12,047)	$(372)	$(620)		$(3,518)	$(2,425)	$(4,913)
Year Ended October 31, 2012
From net investment
income	$(230)	$(1,872)	$(6)	$(23)		$(420)	$(283)	$(630)
From net realized gain on
investments	(1,755)	(7,322)	(358)	(709)		(2,948)	(1,708)	(3,423)
Total Dividends and Distributions $	(1,985)	$(9,194)	$(364)	$(732)		$(3,368)	$(1,991)	$(4,053)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Value Fund I

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)								$9,391	$16,007
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								206,522	122,316
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								73,535	50,807
		Net Increase (Decrease) in Net Assets Resulting from Operations						289,448	189,130

Dividends and Distributions to Shareholders
From net investment income								(20,031)	(8,906)
					Total Dividends and Distributions			(20,031)	(8,906)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(479,158)	2,060
				Total increase (decrease) in net assets				(209,741)	182,284

Net Assets
Beginning of period								1,621,530	1,439,246
End of period (including undistributed net investment income as set forth below)								$1,411,789	$1,621,530
Undistributed (overdistributed) net investment income (loss)								$2,007	$12,647

Class J	Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$3,037	$105,045	$1,064	$2,049	$5,003	$5,061	$17,667
Reinvested	389	18,425	22	70	215	257	638
Redeemed	(4,720)	(603,712)	(1,337)	(4,221)	(4,453)	(4,968)	(14,689)
Net Increase (Decrease)	$(1,294)	$(480,242)	$(251)	$(2,102)	$765	$350	$3,616
Shares:
Sold	196	6,861	69	135	327	337	1,187
Reinvested	27	1,270	2	5	15	18	44
Redeemed	(315)	(37,772)	(91)	(283)	(299)	(334)	(1,006)
Net Increase (Decrease)	(92)	(29,641)	(20)	(143)	43	21	225
Year Ended October 31, 2012
Dollars:
Sold	$3,040	$179,149	$1,153	$2,056	$4,850	$6,455	$19,716
Reinvested	67	8,517	–	–	37	80	193
Redeemed	(9,102)	(170,598)	(1,644)	(4,461)	(16,183)	(11,816)	(9,449)
Net Increase (Decrease)	$(5,995)	$17,068	$(491)	$(2,405)	$(11,296)	$(5,281)	$10,460
Shares:
Sold	230	13,321	89	156	371	495	1,477
Reinvested	5	692	–	–	3	7	16
Redeemed	(685)	(12,754)	(125)	(344)	(1,220)	(881)	(709)
Net Increase (Decrease)	(450)	1,259	(36)	(188)	(846)	(379)	784

Distributions:
Period Ended April 30, 2013
From net investment
income	$(390)	$(18,439)	$(22)	$(70)	$(215)	$(257)	$(638)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions	$(390)	$(18,439)	$(22)	$(70)	$(215)	$(257)	$(638)
Year Ended October 31, 2012
From net investment
income	$(67)	$(8,529)	$–	$–	$(37)	$(80)	$(193)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions	$(67)	$(8,529)	$–	$–	$(37)	$(80)	$(193)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								MidCap Value Fund III

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)								$1,437	$1,116
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								8,320	5,526
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								22,419	5,974
		Net Increase (Decrease) in Net Assets Resulting from Operations						32,176	12,616

Dividends and Distributions to Shareholders
From net investment income								(1,226)	(805)
					Total Dividends and Distributions			(1,226)	(805)

Capital Share Transactions
Net increase (decrease) in capital share transactions								538,735	(6,486)
				Total increase (decrease) in net assets				569,685	5,325

Net Assets
Beginning of period								95,268	89,943
End of period (including undistributed net investment income as set forth below)								$664,953	$95,268
Undistributed (overdistributed) net investment income (loss)								$1,007	$796

Class J		Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$3,016	$536,997	$47	$285	$1,141	$1,071	$9,074
Reinvested	944	30	2	7	29	21	186
Redeemed	(6,433)	(4,916)	(26)	(253)	(749)	(95)	(1,643)
Net Increase (Decrease)	$(2,473)	$532,111	$23	$39	$421	$997	$7,617
Shares:
Sold	207	33,540	3	19	80	74	646
Reinvested	69	2	–	1	2	2	14
Redeemed	(444)	(304)	(1)	(17)	(53)	(7)	(113)
Net Increase (Decrease)	(168)	33,238	2	3	29	69	547
Year Ended October 31, 2012
Dollars:
Sold	$3,030	$2,069	$92	$184	$1,173	$584	$1,462
Reinvested	702	11	1	5	12	10	64
Redeemed	(11,122)	(1,161)	(153)	(422)	(1,033)	(670)	(1,324)
Net Increase (Decrease)	$(7,390)	$919	$(60)	$(233)	$152	$(76)	$202
Shares:
Sold	238	152	7	15	88	47	115
Reinvested	59	1	–	–	1	1	5
Redeemed	(875)	(86)	(12)	(33)	(82)	(53)	(101)
Net Increase (Decrease)	(578)	67	(5)	(18)	7	(5)	19

Distributions:
Period Ended April 30, 2013
From net investment income	$(944)	$(37)	$(2)	$(7)	$(29)	$(21)	$(186)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(944)	$(37)	$(2)	$(7)	$(29)	$(21)	$(186)
Year Ended October 31, 2012
From net investment income	$ (702)	$(11)	$(1)	$(5)	$(12)	$(10)	$(64)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions	$ (702)	$(11)	$(1)	$(5)	$(12)	$(10)	$(64)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Money Market Fund

										Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)										$	–			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											151			4
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											–			–
		Net Increase (Decrease) in Net Assets Resulting from Operations									151			4

Capital Share Transactions
Net increase (decrease) in capital share transactions											(56,118)			(214,857)
						Total increase (decrease) in net assets					(55,967)			(214,853)

Net Assets
Beginning of period											1,123,781			1,338,634
End of period (including undistributed net investment income as set forth below)											$1,067,814			$1,123,781
Undistributed (overdistributed) net investment income (loss)										$	–			$–

	Class A	Class B		Class C	Class J	Institutional		R-1 (a)	R-2 (a)	R-3 (a)	R-4 (a)	R-5	(a)
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$246,038	$1,170		$6,707	$80,934	$154,959		N/A	N/A	N/A	N/A	N/A
Redeemed	(265,531)	(4,864)		(9,498)	(94,696)	(171,337)		N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	$(19,493)	$(3,694)		$(2,791)	$(13,762)	$(16,378)		N/A	N/A	N/A	N/A	N/A
Shares:
Sold	246,038	1,170		6,707	80,934	154,959		N/A	N/A	N/A	N/A	N/A
Redeemed	(265,531)	(4,864)		(9,498)	(94,696)	(171,337)		N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	(19,493)	(3,694)		(2,791)	(13,762)	(16,378)		N/A	N/A	N/A	N/A	N/A
Year Ended October 31, 2012
Dollars:
Sold	$442,667	$3,747		$11,727	$128,717	$320,222		$1,197	$1,003	$6,140	$3,954	$11,723
Redeemed	(500,860)	(14,548)		(21,963)	(163,054)	(229,692)		(9,895)	(22,201)	(53,122)	(28,124)	(102,495)
Net Increase (Decrease)	$(58,193)	$(10,801)		$(10,236)	$(34,337)	$90,530		$(8,698)	$(21,198)	$(46,982)	$(24,170)	$(90,772)
Shares:
Sold	442,667	3,747		11,727	128,717	320,222		1,197	1,003	6,140	3,954	11,723
Redeemed	(500,860)	(14,548)		(21,963)	(163,054)	(229,692)		(9,895)	(22,201)	(53,122)	(28,124)	(102,495)
Net Increase (Decrease)	(58,193)	(10,801)		(10,236)	(34,337)	90,530		(8,698)	(21,198)	(46,982)	(24,170)	(90,772)

Distributions:
Period Ended April 30, 2013
From net investment
income	$–	$–	$	– $	–	$–		N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	–	–		–	–	–		N/A	N/A	N/A	N/A	N/A
Total Dividends and
Distributions	$–	$–	$	– $	–	$–		N/A	N/A	N/A	N/A	N/A
Year Ended October 31, 2012
From net investment
income	$–	$–	$	– $	–	$–	$	– $	–	$–	$–	$–
From net realized gain on
investments	–	–		–	–	–		–	–	–	–	–
Total Dividends and
Distributions	$–	$–	$	– $	–	$–	$	– $	–	$–	$–	$–

(a)	Class R-1, R-2, R-3, R-4 and R-5 shares discontinued operations on March 6, 2012.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Overseas Fund

							Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)							$21,659	$37,792
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							37,236	(3,537)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							148,212	94,417
		Net Increase (Decrease) in Net Assets Resulting from Operations					207,107	128,672

Dividends and Distributions to Shareholders
From net investment income							(37,311)	(33,000)
From net realized gain on investments							–	(55,944)
					Total Dividends and Distributions		(37,311)	(88,944)

Capital Share Transactions
Net increase (decrease) in capital share transactions							175,431	317,058
				Total increase (decrease) in net assets			345,227	356,786

Net Assets
Beginning of period							1,707,977	1,351,191
End of period (including undistributed net investment income as set forth below)							$2,053,204	$1,707,977
Undistributed (overdistributed) net investment income (loss)							$18,211	$33,863

Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$244,238	$–	$–	$79	$–	$573
Reinvested	37,299	–	–	–	–	12
Redeemed	(106,622)	–	–	(3)	–	(145)
Net Increase (Decrease)	$174,915	$–	$–	$76	$–	$440
Shares:
Sold	23,220	–	–	7	–	59
Reinvested	3,621	–	–	–	–	1
Redeemed	(10,230)	–	–	–	–	(14)
Net Increase (Decrease)	16,611	–	–	7	–	46
Year Ended October 31, 2012
Dollars:
Sold	$328,908	$10	$10	$10	$10	$10
Reinvested	88,944	–	–	–	–	–
Redeemed	(100,844)	–	–	–	–	–
Net Increase (Decrease)	$317,008	$10	$10	$10	$10	$10
Shares:
Sold	35,277	1	1	1	1	1
Reinvested	10,261	–	–	–	–	–
Redeemed	(10,660)	–	–	–	–	–
Net Increase (Decrease)	34,878	1	1	1	1	1

Distributions:
Period Ended April 30, 2013
From net investment income	$(37,299)	$–	$–	$–	$–	$(12)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions	$(37,299)	$–	$–	$–	$–	$(12)
Year Ended October 31, 2012
From net investment income	$(33,000)	$–	$–	$–	$–	$–
From net realized gain on
investments	(55,944)	–	–	–	–	–
Total Dividends and Distributions	$(88,944)	$–	$–	$–	$–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Principal Capital Appreciation Fund

										Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)											$15,633	$19,769
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											38,134	30,709
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										208,789		143,648
		Net Increase (Decrease) in Net Assets Resulting from Operations								262,556		194,126

Dividends and Distributions to Shareholders
From net investment income										(26,749)		(14,952)
From net realized gain on investments										(20,351)		(20,341)
						Total Dividends and Distributions				(47,100)		(35,293)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(43,962)		(5,481)
					Total increase (decrease) in net assets					171,494		153,352

Net Assets
Beginning of period										1,763,135		1,609,783
End of period (including undistributed net investment income as set forth below)										$1,934,629		$1,763,135
Undistributed (overdistributed) net investment income (loss)											$5,286	$16,402

Class A		Class B	Class C		Class P	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$29,256	$122	$3,195		$2,859	$29,163	$274	$550		$7,735	$1,259	$4,516
Reinvested	13,903	610	499		344	30,059	37	43		347	256	481
Redeemed	(46,631)	(9,739)	(3,409)		(2,424)	(101,799)	(541)	(157)		(1,734)	(565)	(2,471)
Net Increase (Decrease)	$(3,472)	$(9,007)	$285		$779	$(42,577)	$(230)	$436		$6,348	$950	$2,526
Shares:
Sold	664	3	86		64	661	6	12		176	28	104
Reinvested	329	17	14		8	704	1	1		8	6	11
Redeemed	(1,066)	(260)	(92)		(55)	(2,302)	(12)	(3)		(40)	(13)	(56)
Net Increase (Decrease)	(73)	(240)	8		17	(937)	(5)	10		144	21	59
Year Ended October 31, 2012
Dollars:
Sold	$47,070	$296	$4,193		$6,666	$126,157	$369	$267		$5,470	$6,152	$9,908
Reinvested	11,368	781	350		180	21,321	32	37		174	159	432
Redeemed	(99,930)	(22,507)	(4,688)		(2,480)	(94,082)	(348)	(502)		(4,108)	(5,048)	(13,170)
Net Increase (Decrease)	$(41,492)	$(21,430)	$(145	) $	4,366	$53,396	$53	$(198	) $	1,536	$1,263	$(2,830)
Shares:
Sold	1,170	9	122		160	3,131	9	7		136	156	249
Reinvested	309	25	11		5	572	1	1		5	5	12
Redeemed	(2,486)	(663)	(137)		(61)	(2,292)	(9)	(13)		(104)	(126)	(316)
Net Increase (Decrease)	(1,007)	(629)	(4)		104	1,411	1	(5)		37	35	(55)

Distributions:
Period Ended April 30, 2013
From net investment income $	(7,478)	$(107)	$(193)		$(221)	$(18,112)	$(16)	$(20)		$(188)	$(142)	$(272)
From net realized gain on
investments	(6,837)	(520)	(339)		(163)	(11,966)	(21)	(23)		(159)	(114)	(209)
Total Dividends and Distributions $	(14,315)	$(627)	$(532)		$(384)	$(30,078)	$(37)	$(43)		$(347)	$(256)	$(481)
Year Ended October 31, 2012
From net investment income $	(4,517) $	– $	(28)		$(89)	$(9,974)	$(12)	$(13)		$(72)	$(64)	$(183)
From net realized gain on
investments	(7,223)	(807)	(344)		(113)	(11,364)	(20)	(24)		(102)	(95)	(249)
Total Dividends and Distributions $	(11,740)	$(807)	$(372)		$(202)	$(21,338)	$(32)	$(37)		$(174)	$(159)	$(432)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2010 Fund

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)									$32,172	$33,861
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									7,131	51,649
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									78,656	65,148
		Net Increase (Decrease) in Net Assets Resulting from Operations							117,959	150,658

Dividends and Distributions to Shareholders
From net investment income									(39,103)	(38,883)
					Total Dividends and Distributions				(39,103)	(38,883)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(60,783)	(38,251)
				Total increase (decrease) in net assets					18,073	73,524

Net Assets
Beginning of period									1,710,666	1,637,142
End of period (including undistributed net investment income as set forth below)									$1,728,739	$1,710,666
Undistributed (overdistributed) net investment income (loss)									$3,769	$10,700

Class A		Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$5,478	$24,397	$36,945	$828	$1,447	$5,773	$7,187	$14,327
Reinvested	765	4,571	27,792	300	392	1,442	1,310	2,520
Redeemed	(4,767)	(19,666)	(117,293)	(2,652)	(6,620)	(14,088)	(12,383)	(18,788)
Net Increase (Decrease)	$1,476	$9,302	$(52,556)	$(1,524)	$(4,781)	$(6,873)	$(3,886)	$(1,941)
Shares:
Sold	439	1,989	3,002	67	119	472	590	1,168
Reinvested	63	381	2,308	25	32	120	109	210
Redeemed	(385)	(1,603)	(9,540)	(218)	(543)	(1,156)	(1,014)	(1,535)
Net Increase (Decrease)	117	767	(4,230)	(126)	(392)	(564)	(315)	(157)
Year Ended October 31, 2012
Dollars:
Sold	$5,818	$28,413	$106,689	$2,599	$4,653	$17,245	$15,439	$25,390
Reinvested	734	4,414	27,335	339	481	1,483	1,641	2,445
Redeemed	(5,838)	(34,977)	(134,540)	(4,952)	(11,245)	(25,155)	(30,542)	(36,120)
Net Increase (Decrease)	$714	$(2,150)	$(516)	$(2,014)	$(6,111)	$(6,427)	$(13,462)	$(8,285)
Shares:
Sold	497	2,444	9,169	226	401	1,492	1,347	2,181
Reinvested	67	402	2,482	31	44	136	150	223
Redeemed	(500)	(3,022)	(11,536)	(428)	(980)	(2,189)	(2,650)	(3,128)
Net Increase (Decrease)	64	(176)	115	(171)	(535)	(561)	(1,153)	(724)

Distributions:
Period Ended April 30, 2013
From net investment
income	$(770)	$(4,576)	$(27,793)	$(300)	$(392)	$(1,442)	$(1,310)	$(2,520)
From net realized gain on
investments	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(770)	$(4,576)	$(27,793)	$(300)	$(392)	$(1,442)	$(1,310)	$(2,520)
Year Ended October 31, 2012
From net investment
income	$(740)	$(4,419)	$(27,335)	$(339)	$(481)	$(1,483)	$(1,641)	$(2,445)
From net realized gain on
investments	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(740)	$(4,419)	$(27,335)	$(339)	$(481)	$(1,483)	$(1,641)	$(2,445)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2015 Fund

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)								$15,725	$13,351
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								22,160	17,354
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								30,680	35,853
		Net Increase (Decrease) in Net Assets Resulting from Operations						68,565	66,558

Dividends and Distributions to Shareholders
From net investment income								(17,744)	(14,089)
From net realized gain on investments								(17,433)	(8,967)
						Total Dividends and Distributions		(35,177)	(23,056)

Capital Share Transactions
Net increase (decrease) in capital share transactions								108,553	128,658
					Total increase (decrease) in net assets			141,941	172,160

Net Assets
Beginning of period								794,044	621,884
End of period (including undistributed net investment income as set forth below)								$935,985	$794,044
Undistributed (overdistributed) net investment income (loss)								$1,351	$3,370

Institutional		R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$87,721	$1,253	$1,330		$13,008	$7,433	$12,317
Reinvested	26,450	577	532		2,645	2,151	2,822
Redeemed	(25,627)	(963)	(2,134)		(8,836)	(4,953)	(7,173)
Net Increase (Decrease)	$88,544	$867	$(272	) $	6,817	$4,631	$7,966
Shares:
Sold	8,481	123	131		1,277	728	1,202
Reinvested	2,611	58	53		265	215	281
Redeemed	(2,489)	(95)	(209)		(869)	(485)	(702)
Net Increase (Decrease)	8,603	86	(25)		673	458	781
Year Ended October 31, 2012
Dollars:
Sold	$130,910	$3,117	$3,451		$24,446	$8,917	$33,081
Reinvested	17,234	453	346		1,732	1,961	1,330
Redeemed	(50,522)	(3,733)	(3,304)		(12,624)	(20,269)	(7,868)
Net Increase (Decrease)	$97,622	$(163)	$493		$13,554	$(9,391)	$26,543
Shares:
Sold	13,242	323	352		2,514	915	3,402
Reinvested	1,861	50	38		190	214	145
Redeemed	(5,103)	(383)	(345)		(1,298)	(2,083)	(803)
Net Increase (Decrease)	10,000	(10)	45		1,406	(954)	2,744

Distributions:
Period Ended April 30, 2013
From net investment
income	$(13,701)	$(230)	$(228)		$(1,177)	$(1,018)	$(1,390)
From net realized gain on
investments	(12,749)	(347)	(304)		(1,468)	(1,133)	(1,432)
Total Dividends and Distributions $	(26,450)	$(577)	$(532)		$(2,645)	$(2,151)	$(2,822)
Year Ended October 31, 2012
From net investment
income	$(10,759)	$(235)	$(178)		$(975)	$(1,147)	$(795)
From net realized gain on
investments	(6,475)	(218)	(168)		(757)	(814)	(535)
Total Dividends and Distributions $	(17,234)	$(453)	$(346)		$(1,732)	$(1,961)	$(1,330)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2020 Fund

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)									$112,703	$101,617
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									92,724	85,100
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									338,242	345,434
		Net Increase (Decrease) in Net Assets Resulting from Operations							543,669	532,151

Dividends and Distributions to Shareholders
From net investment income									(124,847)	(108,020)
					Total Dividends and Distributions				(124,847)	(108,020)

Capital Share Transactions
Net increase (decrease) in capital share transactions									84,092	277,025
				Total increase (decrease) in net assets					502,914	701,156

Net Assets
Beginning of period									5,618,781	4,917,625
End of period (including undistributed net investment income as set forth below)									$6,121,695	$5,618,781
Undistributed (overdistributed) net investment income (loss)								$	5,669	$17,813

Class A		Class B	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$10,822	$109	$73,814	$180,209	$2,954	$5,822	$23,676	$26,974	$29,786
Reinvested	1,987	49	13,476	90,374	910	1,211	4,674	4,112	8,043
Redeemed	(7,358)	(1,599)	(48,835)	(231,638)	(8,684)	(11,547)	(27,540)	(17,897)	(39,812)
Net Increase (Decrease)	$5,451	$(1,441)	$38,455	$38,945	$(4,820)	$(4,514)	$810	$13,189	$(1,983)
Shares:
Sold	825	8	5,706	13,816	229	453	1,832	2,087	2,300
Reinvested	157	4	1,071	7,161	72	97	373	328	639
Redeemed	(564)	(122)	(3,780)	(17,963)	(674)	(897)	(2,155)	(1,399)	(3,092)
Net Increase (Decrease)	418	(110)	2,997	3,014	(373)	(347)	50	1,016	(153)
Year Ended October 31, 2012
Dollars:
Sold	$18,816	$88	$104,247	$364,447	$8,703	$11,249	$49,474	$33,317	$84,728
Reinvested	1,657	81	11,422	77,434	841	1,135	4,065	4,417	6,957
Redeemed	(13,550)	(2,398)	(87,636)	(186,289)	(10,158)	(21,375)	(38,028)	(70,593)	(76,026)
Net Increase (Decrease)	$6,923	$(2,229)	$28,033	$255,592	$(614)	$(8,991)	$15,511 $	(32,859)	$15,659
Shares:
Sold	1,557	8	8,660	30,187	725	937	4,152	2,797	7,029
Reinvested	146	7	1,017	6,877	75	102	363	394	620
Redeemed	(1,117)	(197)	(7,308)	(15,411)	(844)	(1,812)	(3,177)	(5,914)	(6,424)
Net Increase (Decrease)	586	(182)	2,369	21,653	(44)	(773)	1,338	(2,723)	1,225

Distributions:
Period Ended April 30, 2013
From net investment
income	$(1,989)	$(50)	$(13,484)	$(90,374)	$(910)	$(1,211)	$(4,674)	$(4,112)	$(8,043)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,989)	$(50)	$(13,484)	$(90,374)	$(910)	$(1,211)	$(4,674)	$(4,112)	$(8,043)
Year Ended October 31, 2012
From net investment
income	$(1,661)	$(82)	$(11,427)	$(77,435)	$(841)	$(1,135)	$(4,065)	$(4,417)	$(6,957)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,661)	$(82)	$(11,427)	$(77,435)	$(841)	$(1,135)	$(4,065)	$(4,417)	$(6,957)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2025 Fund

							Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)							$21,444	$16,093
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							24,657	21,848
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							66,597	49,950
		Net Increase (Decrease) in Net Assets Resulting from Operations					112,698	87,891

Dividends and Distributions to Shareholders
From net investment income							(22,398)	(16,444)
From net realized gain on investments							(21,726)	(2,875)
					Total Dividends and Distributions		(44,124)	(19,319)

Capital Share Transactions
Net increase (decrease) in capital share transactions							196,939	218,190
				Total increase (decrease) in net assets			265,513	286,762

Net Assets
Beginning of period							1,018,208	731,446
End of period (including undistributed net investment income as set forth below)							$1,283,721	$1,018,208
Undistributed (overdistributed) net investment income (loss)							$1,030	$1,984

Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$144,296	$1,261	$1,829	$17,983	$12,348	$16,498
Reinvested	33,348	585	650	3,508	2,115	3,918
Redeemed	(21,965)	(1,497)	(2,225)	(6,729)	(4,157)	(4,827)
Net Increase (Decrease)	$155,679	$349	$254	$14,762	$10,306	$15,589
Shares:
Sold	13,817	123	179	1,745	1,189	1,593
Reinvested	3,284	59	65	350	210	387
Redeemed	(2,110)	(145)	(217)	(654)	(403)	(468)
Net Increase (Decrease)	14,991	37	27	1,441	996	1,512
Year Ended October 31, 2012
Dollars:
Sold	$187,095	$2,803	$5,196	$32,345	$14,217	$34,997
Reinvested	14,574	287	285	1,457	1,284	1,431
Redeemed	(29,302)	(3,260)	(4,793)	(11,780)	(21,704)	(6,942)
Net Increase (Decrease)	$172,367	$(170)	$688	$22,022	$(6,203)	$29,486
Shares:
Sold	19,052	292	536	3,334	1,470	3,602
Reinvested	1,603	32	32	162	142	158
Redeemed	(2,987)	(341)	(510)	(1,211)	(2,236)	(715)
Net Increase (Decrease)	17,668	(17)	58	2,285	(624)	3,045

Distributions:
Period Ended April 30, 2013
From net investment
income	$(17,343)	$(235)	$(280)	$(1,597)	$(1,005)	$(1,938)
From net realized gain on
investments	(16,005)	(350)	(370)	(1,911)	(1,110)	(1,980)
Total Dividends and Distributions $	(33,348)	$(585)	$(650)	$(3,508)	$(2,115)	$(3,918)
Year Ended October 31, 2012
From net investment
income	$(12,502)	$(228)	$(229)	$(1,203)	$(1,074)	$(1,208)
From net realized gain on
investments	(2,072)	(60)	(56)	(254)	(210)	(223)
Total Dividends and Distributions $	(14,574)	$(288)	$(285)	$(1,457)	$(1,284)	$(1,431)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2030 Fund

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)									$107,443	$92,725
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									87,932	56,759
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									379,025	347,718
		Net Increase (Decrease) in Net Assets Resulting from Operations							574,400	497,202

Dividends and Distributions to Shareholders
From net investment income									(112,077)	(97,326)
					Total Dividends and Distributions				(112,077)	(97,326)

Capital Share Transactions
Net increase (decrease) in capital share transactions									118,039	358,784
				Total increase (decrease) in net assets					580,362	758,660

Net Assets
Beginning of period									5,245,282	4,486,622
End of period (including undistributed net investment income as set forth below)									$5,825,644	$5,245,282
Undistributed (overdistributed) net investment income (loss)								$	3,964	$8,598

Class A		Class B	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$9,144	$17	$85,137	$204,724	$2,647	$6,469	$24,261	$20,000	$30,295
Reinvested	1,619	43	13,246	81,046	706	1,108	3,878	3,520	6,890
Redeemed	(5,483)	(1,027)	(45,453)	(222,124)	(9,158)	(15,989)	(26,368)	(16,091)	(35,018)
Net Increase (Decrease)	$5,280	$(967)	$52,930	$63,646	$(5,805)	$(8,412)	$1,771	$7,429	$2,167
Shares:
Sold	707	1	6,611	15,824	207	505	1,883	1,529	2,350
Reinvested	129	4	1,060	6,484	57	89	311	275	551
Redeemed	(425)	(79)	(3,533)	(17,323)	(719)	(1,251)	(2,071)	(1,239)	(2,739)
Net Increase (Decrease)	411	(74)	4,138	4,985	(455)	(657)	123	565	162
Year Ended October 31, 2012
Dollars:
Sold	$17,275	$54	$126,415	$377,230	$7,103	$11,703	$42,698	$40,322	$77,050
Reinvested	1,335	69	10,987	69,638	705	1,134	3,566	3,761	6,123
Redeemed	(9,968)	(2,268)	(76,836)	(145,703)	(9,463)	(22,326)	(42,198)	(61,939)	(67,683)
Net Increase (Decrease)	$8,642	$(2,145)	$60,566	$301,165	$(1,655)	$(9,489)	$4,066 $	(17,856)	$15,490
Shares:
Sold	1,451	4	10,626	31,780	604	990	3,607	3,346	6,465
Reinvested	120	6	994	6,302	64	103	323	333	554
Redeemed	(842)	(189)	(6,480)	(12,316)	(805)	(1,902)	(3,538)	(5,123)	(5,738)
Net Increase (Decrease)	729	(179)	5,140	25,766	(137)	(809)	392	(1,444)	1,281

Distributions:
Period Ended April 30, 2013
From net investment
income	$(1,624)	$(43)	$(13,261)	$(81,047)	$(706)	$(1,108)	$(3,878)	$(3,520)	$(6,890)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,624)	$(43)	$(13,261)	$(81,047)	$(706)	$(1,108)	$(3,878)	$(3,520)	$(6,890)
Year Ended October 31, 2012
From net investment
income	$(1,339)	$(69)	$(10,991)	$(69,638)	$(705)	$(1,134)	$(3,566)	$(3,761)	$(6,123)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,339)	$(69)	$(10,991)	$(69,638)	$(705)	$(1,134)	$(3,566)	$(3,761)	$(6,123)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Principal LifeTime 2035 Fund

							Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)							$14,241	$9,564
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							14,318	12,299
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							56,951	37,057
		Net Increase (Decrease) in Net Assets Resulting from Operations					85,510	58,920

Dividends and Distributions to Shareholders
From net investment income							(14,556)	(9,895)
From net realized gain on investments							(12,300)	(1,594)
					Total Dividends and Distributions		(26,856)	(11,489)

Capital Share Transactions
Net increase (decrease) in capital share transactions							133,745	154,774
				Total increase (decrease) in net assets			192,399	202,205

Net Assets
Beginning of period							674,734	472,529
End of period (including undistributed net investment income as set forth below)							$867,133	$674,734
Undistributed (overdistributed) net investment income (loss)							$423	$738

Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$91,724	$1,475	$2,009	$11,719	$8,816	$11,783
Reinvested	20,134	457	335	2,177	1,530	2,223
Redeemed	(7,285)	(1,700)	(1,228)	(5,326)	(3,188)	(1,910)
Net Increase (Decrease)	$104,573	$232	$1,116	$8,570	$7,158	$12,096
Shares:
Sold	8,793	144	197	1,136	852	1,131
Reinvested	1,988	46	33	217	152	220
Redeemed	(706)	(164)	(119)	(518)	(306)	(184)
Net Increase (Decrease)	10,075	26	111	835	698	1,167
Year Ended October 31, 2012
Dollars:
Sold	$134,656	$3,634	$3,685	$21,586	$15,831	$21,482
Reinvested	8,634	210	122	932	777	814
Redeemed	(22,111)	(3,183)	(2,706)	(9,167)	(15,796)	(4,626)
Net Increase (Decrease)	$121,179	$661	$1,101	$13,351	$812	$17,670
Shares:
Sold	13,865	383	386	2,249	1,663	2,233
Reinvested	965	24	14	105	87	91
Redeemed	(2,293)	(340)	(287)	(976)	(1,631)	(473)
Net Increase (Decrease)	12,537	67	113	1,378	119	1,851

Distributions:
Period Ended April 30, 2013
From net investment
income	$(11,175)	$(194)	$(158)	$(1,065)	$(785)	$(1,179)
From net realized gain on
investments	(8,959)	(263)	(177)	(1,112)	(745)	(1,044)
Total Dividends and Distributions $	(20,134)	$(457)	$(335)	$(2,177)	$(1,530)	$(2,223)
Year Ended October 31, 2012
From net investment
income	$(7,498)	$(168)	$(99)	$(777)	$(657)	$(696)
From net realized gain on
investments	(1,136)	(42)	(23)	(155)	(120)	(118)
Total Dividends and Distributions $	(8,634)	$(210)	$(122)	$(932)	$(777)	$(814)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2040 Fund

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)								$	64,955	$50,437
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									42,791	39,063
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									286,761	217,440
		Net Increase (Decrease) in Net Assets Resulting from Operations							394,507	306,940

Dividends and Distributions to Shareholders
From net investment income									(66,204)	(53,315)
					Total Dividends and Distributions				(66,204)	(53,315)

Capital Share Transactions
Net increase (decrease) in capital share transactions									87,705	270,861
				Total increase (decrease) in net assets					416,008	524,486

Net Assets
Beginning of period									3,202,884	2,678,398
End of period (including undistributed net investment income as set forth below)									$3,618,892	$3,202,884
Undistributed (overdistributed) net investment income (loss)								$	1,443	$2,692

Class A		Class B	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$6,328	$9	$48,809	$151,236	$2,851	$6,756	$16,446	$12,530	$20,799
Reinvested	1,018	35	6,751	48,977	451	730	2,121	2,214	3,900
Redeemed	(4,409)	(824)	(23,813)	(145,464)	(7,586)	(8,538)	(17,433)	(10,121)	(26,068)
Net Increase (Decrease)	$2,937	$(780)	$31,747	$54,749	$(4,284)	$(1,052)	$1,134	$4,623	$(1,369)
Shares:
Sold	485	–	3,738	11,466	220	524	1,251	967	1,591
Reinvested	81	3	533	3,853	36	58	168	175	308
Redeemed	(338)	(63)	(1,818)	(11,138)	(585)	(657)	(1,343)	(793)	(2,001)
Net Increase (Decrease)	228	(60)	2,453	4,181	(329)	(75)	76	349	(102)
Year Ended October 31, 2012
Dollars:
Sold	$11,877	$23	$80,148	$262,703	$6,504	$8,871	$27,232	$32,993	$47,962
Reinvested	782	44	4,968	39,361	416	579	1,904	1,982	3,275
Redeemed	(6,585)	(1,682)	(37,915)	(94,521)	(5,954)	(11,117)	(30,195)	(33,076)	(39,718)
Net Increase (Decrease)	$6,074	$(1,615)	$47,201	$207,543	$966	$(1,667)	$(1,059)	$1,899	$11,519
Shares:
Sold	1,000	2	6,695	21,853	548	744	2,299	2,820	4,001
Reinvested	71	4	448	3,536	37	52	172	179	295
Redeemed	(553)	(143)	(3,177)	(7,895)	(499)	(944)	(2,560)	(2,778)	(3,344)
Net Increase (Decrease)	518	(137)	3,966	17,494	86	(148)	(89)	221	952

Distributions:
Period Ended April 30, 2013
From net investment income	$(1,019)	$(35)	$(6,757)	$(48,977)	$(451)	$(730)	$(2,121)	$(2,214)	$(3,900)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	$(1,019)	$(35)	$(6,757)	$(48,977)	$(451)	$(730)	$(2,121)	$(2,214)	$(3,900)
Year Ended October 31, 2012
From net investment income $	(784)	$(44)	$(4,970)	$(39,361)	$(416)	$(579)	$(1,904)	$(1,982)	$(3,275)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(784)	$(44)	$(4,970)	$(39,361)	$(416)	$(579)	$(1,904)	$(1,982)	$(3,275)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2045 Fund

												Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)												$7,451	$4,343
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												7,168	5,392
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												33,267	20,235
			Net Increase (Decrease) in Net Assets Resulting from Operations									47,886	29,970

Dividends and Distributions to Shareholders
From net investment income												(7,459)	(4,482)
From net realized gain on investments												(5,387)	(842)
									Total Dividends and Distributions			(12,846)	(5,324)

Capital Share Transactions
Net increase (decrease) in capital share transactions												80,545	95,543
							Total increase (decrease) in net assets					115,585	120,189

Net Assets
Beginning of period												348,764	228,575
End of period (including undistributed net investment income as set forth below)												$464,349	$348,764
Undistributed (overdistributed) net investment income (loss)												$190	$198

Institutional			R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$56,186		$1,253		$1,133		$7,577		$5,976		$6,541
Reinvested	9,275		269		215		986		1,055		1,046
Redeemed	(4,385)		(1,465)		(672)		(2,883)		(925)		(637)
Net Increase (Decrease)	$61,076		$57		$676		$5,680		$6,106		$6,950
Shares:
Sold	5,370		124		112		735		583		631
Reinvested	917		27		22		99		105		105
Redeemed	(426)		(141)		(66)		(283)		(89)		(62)
Net Increase (Decrease)	5,861		10		68		551		599		674
Year Ended October 31, 2012
Dollars:
Sold	$77,704		$2,464		$2,692		$12,840		$16,731		$11,227
Reinvested	3,827		115		72		569		336		403
Redeemed	(8,566)		(1,430)		(658)		(12,900)		(7,400)		(2,483)
Net Increase (Decrease)	$72,965		$1,149		$2,106		$509		$9,667		$9,147
Shares:
Sold	8,059		263		285		1,366		1,830		1,185
Reinvested	433		13		8		65		38		46
Redeemed	(891)		(153)		(71)		(1,432)		(781)		(264)
Net Increase (Decrease)	7,601		123		222		(1)		1,087		967

Distributions:
Period Ended April 30, 2013
From net investment
income	$(5,518)		$(129)		$(111)		$(512)		$(592)		$(597)
From net realized gain on
investments	(3,757)		(140)		(104)		(474)		(463)		(449)
Total Dividends and Distributions	$(9,275)		$(269	) $	(215	) $	(986	) $	(1,055	) $	(1,046)
Year Ended October 31, 2012
From net investment
income	$(3,259	) $	(89	) $	(57	) $	(463	) $	(277	) $	(337)
From net realized gain on
investments	(570)		(26)		(15)		(106)		(59)		(66)
Total Dividends and Distributions $	(3,829	) $	(115	) $	(72	) $	(569	) $	(336	) $	(403)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2050 Fund

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)								$	28,758	$20,118
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									29,324	17,557
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									127,215	94,926
		Net Increase (Decrease) in Net Assets Resulting from Operations							185,297	132,601

Dividends and Distributions to Shareholders
From net investment income									(28,890)	(21,014)
					Total Dividends and Distributions				(28,890)	(21,014)

Capital Share Transactions
Net increase (decrease) in capital share transactions									100,474	157,123
				Total increase (decrease) in net assets					256,881	268,710

Net Assets
Beginning of period									1,392,684	1,123,974
End of period (including undistributed net investment income as set forth below)									$1,649,565	$1,392,684
Undistributed (overdistributed) net investment income (loss)								$	738	$870

Class A		Class B	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$9,726	$8	$14,826	$110,870	$2,333	$5,016	$8,779	$9,071	$12,013
Reinvested	570	12	1,581	22,575	200	358	842	1,049	1,701
Redeemed	(2,502)	(126)	(7,865)	(59,754)	(4,968)	(3,655)	(5,540)	(4,717)	(11,929)
Net Increase (Decrease)	$7,794	$(106)	$8,542	$73,691	$(2,435)	$1,719	$4,081	$5,403	$1,785
Shares:
Sold	772	1	1,200	8,747	187	404	695	721	951
Reinvested	46	1	132	1,849	16	29	69	86	139
Redeemed	(197)	(10)	(637)	(4,752)	(396)	(293)	(445)	(382)	(951)
Net Increase (Decrease)	621	(8)	695	5,844	(193)	140	319	425	139
Year Ended October 31, 2012
Dollars:
Sold	$6,758	$25	$23,829	$143,282	$4,475	$5,218	$13,754	$19,051	$23,469
Reinvested	415	10	1,024	16,489	167	232	700	742	1,233
Redeemed	(4,644)	(395)	(10,788)	(40,715)	(2,842)	(5,457)	(13,044)	(12,319)	(13,546)
Net Increase (Decrease)	$2,529	$(360)	$14,065	$119,056	$1,800	$(7)	$1,410	$7,474	$11,156
Shares:
Sold	584	2	2,107	12,413	394	455	1,218	1,704	2,043
Reinvested	39	1	98	1,553	15	22	66	70	116
Redeemed	(404)	(34)	(955)	(3,578)	(248)	(483)	(1,173)	(1,076)	(1,207)
Net Increase (Decrease)	219	(31)	1,250	10,388	161	(6)	111	698	952

Distributions:
Period Ended April 30, 2013
From net investment income	$ (572)	$(12)	$(1,581)	$(22,575)	$(200)	$(358)	$(842)	$(1,049)	$(1,701)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(572)	$(12)	$(1,581)	$(22,575)	$(200)	$(358)	$(842)	$(1,049)	$(1,701)
Year Ended October 31, 2012
From net investment income $	(415)	$(10)	$(1,026)	$(16,489)	$(167)	$(232)	$(700)	$(742)	$(1,233)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(415)	$(10)	$(1,026)	$(16,489)	$(167)	$(232)	$(700)	$(742)	$(1,233)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Principal LifeTime 2055 Fund

												Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)												$1,342	$645
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												1,170	698
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												6,576	3,419
			Net Increase (Decrease) in Net Assets Resulting from Operations									9,088	4,762

Dividends and Distributions to Shareholders
From net investment income												(1,334)	(669)
From net realized gain on investments												(699)	(147)
									Total Dividends and Distributions			(2,033)	(816)

Capital Share Transactions
Net increase (decrease) in capital share transactions												18,982	22,795
							Total increase (decrease) in net assets					26,037	26,741

Net Assets
Beginning of period												61,186	34,445
End of period (including undistributed net investment income as set forth below)												$87,223	$61,186
Undistributed (overdistributed) net investment income (loss)												$33	$25

Institutional		R-1			R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$17,010		$333		$311		$1,714		$1,922		$2,109
Reinvested	1,604		32		21		111		117		148
Redeemed	(4,977)		(301)		(272)		(428)		(385)		(87)
Net Increase (Decrease)	$13,637		$64		$60		$1,397		$1,654		$2,170
Shares:
Sold	1,634		33		30		166		186		202
Reinvested	159		3		2		11		12		15
Redeemed	(474)		(28)		(26)		(41)		(37)		(9)
Net Increase (Decrease)	1,319		8		6		136		161		208
Year Ended October 31, 2012
Dollars:
Sold	$23,705		$462		$446		$2,385		$1,891		$3,043
Reinvested	661		15		5		41		46		48
Redeemed	(6,641)		(279)		(127)		(943)		(1,069)		(894)
Net Increase (Decrease)	$17,725		$198		$324		$1,483		$868		$2,197
Shares:
Sold	2,468		49		48		251		200		322
Reinvested	75		2		1		5		5		6
Redeemed	(699)		(30)		(14)		(102)		(114)		(94)
Net Increase (Decrease)	1,844		21		35		154		91		234

Distributions:
Period Ended April 30, 2013
From net investment income	$(1,066	) $	(18	) $	(13	) $	(68	) $	(74	) $	(95)
From net realized gain on
investments	(538)		(14)		(8)		(43)		(43)		(53)
Total Dividends and Distributions	$(1,604	) $	(32	) $	(21	) $	(111	) $	(117	) $	(148)
Year Ended October 31, 2012
From net investment income	$(546	) $	(11	) $	(4	) $	(32	) $	(37	) $	(39)
From net realized gain on
investments	(115)		(4)		(1)		(9)		(9)		(9)
Total Dividends and Distributions	$(661	) $	(15	) $	(5	) $	(41	) $	(46	) $	(48)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS PRINCIPAL FUNDS, INC. (unaudited)

								Principal LifeTime 2060 Fund

Amounts in thousands
								Period Ended April 30, 2013(a)

Operations
Net investment income (loss)								$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								3
		Net Increase (Decrease) in Net Assets Resulting from Operations						3

Capital Share Transactions
Net increase (decrease) in capital share transactions								88
					Total increase (decrease) in net assets			91

Net Assets
Beginning of period								–
End of period (including undistributed net investment income as set forth below)								$91
Undistributed (overdistributed) net investment income (loss)								$–

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013(a)
Dollars:
Sold	$27	$11	$10	$10	$10	$10	$10
Net Increase (Decrease)	$27	$11	$10	$10	$10	$10	$10
Shares:
Sold	3	1	1	1	1	1	1
Net Increase (Decrease)	3	1	1	1	1	1	1

Distributions:
Period Ended April 30, 2013(a)
From net investment income $	–	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$–	$–	$–	$–

(a)	Period from March 1, 2013, date operations commenced, through April 30, 2013.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

									Principal LifeTime Strategic Income Fund
Amounts in thousands

									Period Ended April 30, 2013			Year Ended October 31, 2012

Operations
Net investment income (loss)									$		15,374	$15,641
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											4,702	8,030
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											16,656	35,282
		Net Increase (Decrease) in Net Assets Resulting from Operations									36,732	58,953

Dividends and Distributions to Shareholders
From net investment income										(19,423)		(19,067)
					Total Dividends and Distributions					(19,423)		(19,067)

Capital Share Transactions
Net increase (decrease) in capital share transactions											24,728	59,707
				Total increase (decrease) in net assets							42,037	99,593

Net Assets
Beginning of period										781,203		681,610
End of period (including undistributed net investment income as set forth below)										$823,240		$781,203
Undistributed (overdistributed) net investment income (loss)									$		2,608	$6,657

	Class A	Class B	Class J	Institutional	R-1	R-2	R-3			R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$2,628	$74	$7,361	$53,142	$466	$919	$7,858	$		3,337	$9,311
Reinvested	676	6	1,586	14,483	169	196	789			510	1,004
Redeemed	(2,326)	(97)	(6,212)	(45,264)	(1,308)	(2,496)	(7,235)			(4,162)	(10,687)
Net Increase (Decrease)	$978	$(17)	$2,735	$22,361	$(673)	$(1,381)	$1,412	$		(315)	$(372)
Shares:
Sold	226	6	639	4,594	40	80	688			292	808
Reinvested	59	1	140	1,275	15	17	70			45	88
Redeemed	(200)	(8)	(540)	(3,917)	(113)	(216)	(631)			(363)	(926)
Net Increase (Decrease)	85	(1)	239	1,952	(58)	(119)	127			(26)	(30)
Year Ended October 31, 2012
Dollars:
Sold	$5,345	$36	$11,472	$105,772	$2,547	$3,003	$17,837	$		8,743	$31,145
Reinvested	643	10	1,627	13,742	224	247	770			795	1,005
Redeemed	(3,804)	(412)	(10,977)	(64,141)	(3,978)	(4,088)	(14,022)			(14,934)	(28,900)
Net Increase (Decrease)	$2,184	$(366)	$2,122	$55,373	$(1,207)	$(838)	$4,585	$		(5,396)	$3,250
Shares:
Sold	476	3	1,032	9,522	231	274	1,622			798	2,819
Reinvested	60	1	154	1,290	21	24	73			75	94
Redeemed	(341)	(37)	(996)	(5,756)	(363)	(370)	(1,275)			(1,356)	(2,614)
Net Increase (Decrease)	195	(33)	190	5,056	(111)	(72)	420			(483)	299

Distributions:
Period Ended April 30, 2013
From net investment income	$ (678)	$(6)	$(1,588)	$(14,483)	$(169)	$(196)	$(789)			$(510)	$(1,004)
From net realized gain on
investments	–	–	–	–	–	–	–			–	–
Total Dividends and Distributions	$ (678)	$(6)	$(1,588)	$(14,483)	$(169)	$(196)	$(789)			$(510)	$(1,004)
Year Ended October 31, 2012
From net investment income	$ (645)	$(10)	$(1,629)	$(13,742)	$(224)	$(247)	$(770)			$(795)	$(1,005)
From net realized gain on
investments	–	–	–	–	–	–	–			–	–
Total Dividends and Distributions	$ (645)	$(10)	$(1,629)	$(13,742)	$(224)	$(247)	$(770)			$(795)	$(1,005)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Real Estate Securities Fund

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)								$	16,790	$	21,692
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									76,899		255,235
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									179,005		(60,814)
		Net Increase (Decrease) in Net Assets Resulting from Operations							272,694		216,113

Dividends and Distributions to Shareholders
From net investment income									(10,307)		(15,917)
					Total Dividends and Distributions				(10,307)		(15,917)

Capital Share Transactions
Net increase (decrease) in capital share transactions									115,033		(470,648)
				Total increase (decrease) in net assets					377,420		(270,452)

Net Assets
Beginning of period									1,468,583		1,739,035
End of period (including undistributed net investment income as set forth below)									$1,846,003		$1,468,583
Undistributed (overdistributed) net investment income (loss)								$	11,216	$	4,733

Class A		Class B	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$22,738	$117	$5,089	$11,897	$11,568	$237,599	$1,151	$2,127	$6,779	$9,283	$11,763
Reinvested	754	2	28	769	108	6,783	25	58	241	250	692
Redeemed	(32,681)	(1,646)	(2,419)	(16,797)	(4,495)	(120,000)	(1,851)	(4,005)	(8,162)	(6,342)	(16,390)
Net Increase (Decrease)	$(9,189)	$(1,527)	$2,698	$(4,131)	$7,181	$124,382	$(675)	$(1,820)	$(1,142)	$3,191	$(3,935)
Shares:
Sold	1,089	6	245	581	556	11,479	56	105	330	454	574
Reinvested	36	–	1	38	5	326	1	3	12	13	34
Redeemed	(1,605)	(80)	(119)	(833)	(217)	(5,894)	(89)	(198)	(405)	(319)	(825)
Net Increase (Decrease)	(480)	(74)	127	(214)	344	5,911	(32)	(90)	(63)	148	(217)
Year Ended October 31, 2012
Dollars:
Sold	$58,341	$273	$7,270	$22,287	$10,328	$361,015	$2,999	$4,944	$17,954	$17,382	$28,913
Reinvested	1,030	–	–	1,015	75	11,207	28	75	308	331	1,051
Redeemed	(40,818)	(4,261)	(5,302)	(28,338)	(7,807)	(865,437)	(3,162)	(4,260)	(13,559)	(13,877)	(30,653)
Net Increase (Decrease)	$18,553	$(3,988)	$1,968	$(5,036)	$2,596	$(493,215)	$(135)	$759	$4,703	$3,836	$(689)
Shares:
Sold	3,190	14	388	1,206	542	19,157	160	269	962	949	1,563
Reinvested	53	–	–	54	4	589	1	4	16	18	56
Redeemed	(2,190)	(229)	(287)	(1,552)	(409)	(45,765)	(167)	(235)	(733)	(745)	(1,622)
Net Increase (Decrease)	1,053	(215)	101	(292)	137	(26,019)	(6)	38	245	222	(3)

Distributions:
Period Ended April 30, 2013
From net investment income $	(769)	$(2)	$(31)	$(770)	$(182)	$(7,284)	$(25)	$(60)	$(242)	$(250)	$(692)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(769)	$(2)	$(31)	$(770)	$(182)	$(7,284)	$(25)	$(60)	$(242)	$(250)	$(692)
Year Ended October 31, 2012
From net investment income $	(1,054)	$–	$–	$(1,016)	$(214)	$(11,836)	$(28)	$(76)	$(311)	$(331)	$(1,051)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,054)	$–	$–	$(1,016)	$(214)	$(11,836)	$(28)	$(76)	$(311)	$(331)	$(1,051)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SAM Balanced Portfolio

										Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)											$52,544		$62,392
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											19,419		39,839
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											297,859		235,002
		Net Increase (Decrease) in Net Assets Resulting from Operations									369,822		337,233

Dividends and Distributions to Shareholders
From net investment income											(53,334)		(62,722)
						Total Dividends and Distributions					(53,334)		(62,722)

Capital Share Transactions
Net increase (decrease) in capital share transactions											41,634		334,096
					Total increase (decrease) in net assets						358,122		608,607

Net Assets
Beginning of period										3,849,152			3,240,545
End of period (including undistributed net investment income as set forth below)										$4,207,274			$3,849,152
Undistributed (overdistributed) net investment income (loss)											$1,554		$2,344

	Class A	Class B		Class C	Class J	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$122,446	$1,319		$41,712	$102,868	$38,072	$446		$2,973	$7,594	$11,096	$10,967
Reinvested	23,033	1,467		5,636	10,255	9,956	50		116	593	484	1,057
Redeemed	(158,225)	(48,007)		(48,992)	(55,745)	(20,936)	(545)		(595)	(5,998)	(5,635)	(5,828)
Net Increase (Decrease)	$(12,746)	$(45,221	) $	(1,644)	$57,378	$27,092	$(49	) $	2,494	$2,189	$5,945	$6,196
Shares:
Sold	8,610	94		2,967	7,434	2,711	32		209	547	798	783
Reinvested	1,656	107		412	755	723	4		9	43	35	77
Redeemed	(11,211)	(3,385)		(3,507)	(4,034)	(1,512)	(39)		(43)	(428)	(410)	(419)
Net Increase (Decrease)	(945)	(3,184)		(128)	4,155	1,922	(3)		175	162	423	441
Year Ended October 31, 2012
Dollars:
Sold	$239,587	$4,094		$57,458	$195,201	$373,381	$1,329		$3,774	$22,028	$15,507	$32,246
Reinvested	30,230	2,454		6,366	11,889	7,610	72		133	573	497	1,091
Redeemed	(301,215)	(130,473)		(93,104)	(92,135)	(27,988)	(2,818)		(2,189)	(8,210)	(5,622)	(7,670)
Net Increase (Decrease)	$(31,398)	$(123,925)		$(29,280)	$114,955	$353,003	$(1,417)		$1,718	$14,391	$10,382	$25,667
Shares:
Sold	18,146	311		4,405	15,152	28,637	100		284	1,684	1,199	2,481
Reinvested	2,324	193		500	935	584	6		10	44	38	85
Redeemed	(22,892)	(9,942)		(7,156)	(7,139)	(2,115)	(215)		(164)	(626)	(428)	(597)
Net Increase (Decrease)	(2,422)	(9,438)		(2,251)	8,948	27,106	(109)		130	1,102	809	1,969

Distributions:
Period Ended April 30, 2013
From net investment
income	$(23,477)	$(1,500)		$(5,824)	$(10,276)	$(9,957)	$(50)		$(116)	$(593)	$(484)	$(1,057)
From net realized gain on
investments	–	–		–	–	–	–		–	–	–	–
Total Dividends and
Distributions	$(23,477)	$(1,500)		$(5,824)	$(10,276)	$(9,957)	$(50)		$(116)	$(593)	$(484)	$(1,057)
Year Ended October 31, 2012
From net investment
income	$(31,467)	$(2,567)		$(6,801)	$(11,909)	$(7,612)	$(72)		$(133)	$(573)	$(497)	$(1,091)
From net realized gain on
investments	–	–		–	–	–	–		–	–	–	–
Total Dividends and
Distributions	$(31,467)	$(2,567)		$(6,801)	$(11,909)	$(7,612)	$(72)		$(133)	$(573)	$(497)	$(1,091)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Conservative Balanced Portfolio

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)								$	17,910		$24,370
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									3,618		7,340
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									66,494		62,217
		Net Increase (Decrease) in Net Assets Resulting from Operations							88,022		93,927

Dividends and Distributions to Shareholders
From net investment income									(18,546)		(23,747)
From net realized gain on investments									(6,918)		(4,616)
					Total Dividends and Distributions				(25,464)		(28,363)

Capital Share Transactions
Net increase (decrease) in capital share transactions									72,367		243,653
				Total increase (decrease) in net assets				134,925			309,217

Net Assets
Beginning of period								1,231,145			921,928
End of period (including undistributed net investment income as set forth below)								$1,366,070			$1,231,145
Undistributed (overdistributed) net investment income (loss)								$	1,311		$1,947

Class A		Class B	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$44,514	$565	$18,745	$71,879	$18,903	$714	$1,105	$1,790	$4,998	$5,633
Reinvested	7,673	477	2,933	7,507	5,319	74	42	412	243	419
Redeemed	(42,434)	(9,168)	(15,520)	(31,065)	(10,581)	(219)	(479)	(7,893)	(2,419)	(1,800)
Net Increase (Decrease)	$9,753	$(8,126)	$6,158	$48,321	$13,641	$569	$668	$(5,691)	$2,822	$4,252
Shares:
Sold	3,896	50	1,653	6,367	1,667	64	96	159	444	498
Reinvested	680	42	262	672	474	7	4	37	22	37
Redeemed	(3,719)	(802)	(1,372)	(2,750)	(939)	(20)	(43)	(700)	(215)	(158)
Net Increase (Decrease)	857	(710)	543	4,289	1,202	51	57	(504)	251	377
Year Ended October 31, 2012
Dollars:
Sold	$82,586	$1,639	$25,972	$117,925	$146,056	$893	$1,155	$9,157	$8,211	$10,392
Reinvested	9,692	810	3,439	8,171	4,064	85	72	465	224	428
Redeemed	(67,014)	(22,570)	(28,667)	(40,075)	(16,203)	(689)	(1,950)	(3,951)	(2,086)	(4,578)
Net Increase (Decrease)	$25,264	$(20,121)	$744	$86,021	$133,917	$289	$(723)	$5,671	$6,349	$6,242
Shares:
Sold	7,602	152	2,406	10,974	13,529	83	106	846	766	965
Reinvested	906	77	326	770	379	8	7	44	21	40
Redeemed	(6,165)	(2,085)	(2,673)	(3,722)	(1,494)	(64)	(180)	(370)	(192)	(418)
Net Increase (Decrease)	2,343	(1,856)	59	8,022	12,414	27	(67)	520	595	587

Distributions:
Period Ended April 30, 2013
From net investment income $	(5,768)	$(321)	$(2,061)	$(5,534)	$(3,999)	$(51)	$(30)	$(291)	$(179)	$(312)
From net realized gain on
investments	(2,115)	(173)	(1,002)	(1,981)	(1,320)	(23)	(12)	(121)	(64)	(107)
Total Dividends and Distributions $	(7,883)	$(494)	$(3,063)	$(7,515)	$(5,319)	$(74)	$(42)	$(412)	$(243)	$(419)
Year Ended October 31, 2012
From net investment income $	(8,596)	$(634)	$(2,891)	$(6,951)	$(3,590)	$(69)	$(57)	$(389)	$(199)	$(371)
From net realized gain on
investments	(1,662)	(237)	(823)	(1,229)	(476)	(16)	(15)	(76)	(25)	(57)
Total Dividends and Distributions $	$(10,258)	(871)	$(3,714)	$(8,180)	$(4,066)	$(85)	$(72)	$(465)	$(224)	$(428)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SAM Conservative Growth Portfolio

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)								$	31,986		$26,668
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									18,519		31,469
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								248,610			185,154
		Net Increase (Decrease) in Net Assets Resulting from Operations						299,115			243,291

Dividends and Distributions to Shareholders
From net investment income									(37,712)		(28,359)
					Total Dividends and Distributions				(37,712)		(28,359)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(22,842)		113,709
					Total increase (decrease) in net assets			238,561			328,641

Net Assets
Beginning of period								2,556,232			2,227,591
End of period (including undistributed net investment income as set forth below)								$2,794,793			$2,556,232
Undistributed (overdistributed) net investment income (loss)								$	3,515		$9,241

	Class A	Class B	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$77,277	$1,060	$21,588	$46,284	$20,508	$386	$1,373	$2,085	$3,042	$6,306
Reinvested	17,968	542	3,838	5,397	7,934	44	70	263	246	872
Redeemed	(111,104)	(39,268)	(37,133)	(27,235)	(14,615)	(494)	(664)	(3,288)	(3,240)	(2,884)
Net Increase (Decrease)	$(15,859)	$(37,666)	$(11,707)	$24,446	$13,827	$(64)	$779	$(940)	$48	$4,294
Shares:
Sold	5,006	72	1,474	3,091	1,349	26	91	139	203	421
Reinvested	1,212	38	272	374	545	3	5	18	17	60
Redeemed	(7,261)	(2,630)	(2,552)	(1,824)	(984)	(33)	(45)	(218)	(218)	(193)
Net Increase (Decrease)	(1,043)	(2,520)	(806)	1,641	910	(4)	51	(61)	2	288
Year Ended October 31, 2012
Dollars:
Sold	$143,365	$1,144	$29,703	$85,344	$247,453	$869	$2,516	$8,171	$9,482	$21,292
Reinvested	15,948	814	3,163	3,788	2,885	34	65	192	173	517
Redeemed	(212,548)	(96,033)	(76,750)	(34,958)	(20,275)	(1,090)	(2,662)	(3,940)	(6,113)	(8,840)
Net Increase (Decrease)	$(53,235)	$(94,075)	$(43,884)	$54,174	$230,063	$(187)	$(81)	$4,423	$3,542	$12,969
Shares:
Sold	10,182	85	2,218	6,203	17,857	63	183	587	691	1,529
Reinvested	1,203	63	250	293	222	3	5	15	13	40
Redeemed	(15,086)	(7,080)	(5,737)	(2,540)	(1,436)	(81)	(188)	(285)	(441)	(649)
Net Increase (Decrease)	(3,701)	(6,932)	(3,269)	3,956	16,643	(15)	–	317	263	920

Distributions:
Period Ended April 30, 2013
From net investment
income	$(18,292)	$(553)	$(4,028)	$(5,407)	$(7,937)	$(44)	$(70)	$(263)	$(246)	$(872)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(18,292)	$(553)	$(4,028)	$(5,407)	$(7,937)	$(44)	$(70)	$(263)	$(246)	$(872)
Year Ended October 31, 2012
From net investment
income	$(16,449)	$(844)	$(3,404)	$(3,792)	$(2,889)	$(34)	$(65)	$(192)	$(173)	$(517)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(16,449)	$(844)	$(3,404)	$(3,792)	$(2,889)	$(34)	$(65)	$(192)	$(173)	$(517)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Flexible Income Portfolio

									Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)									$	24,862		$37,841
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										2,850		15,515
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										60,131		60,190
		Net Increase (Decrease) in Net Assets Resulting from Operations								87,843		113,546

Dividends and Distributions to Shareholders
From net investment income									(26,236)			(36,793)
From net realized gain on investments									(14,282)			(1,585)
						Total Dividends and Distributions			(40,518)			(38,378)

Capital Share Transactions
Net increase (decrease) in capital share transactions									182,208			301,406
					Total increase (decrease) in net assets				229,533			376,574

Net Assets
Beginning of period									1,499,544			1,122,970
End of period (including undistributed net investment income as set forth below)									$1,729,077			$1,499,544
Undistributed (overdistributed) net investment income (loss)									$	(99)		$1,275

	Class A	Class B		Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$109,163	$1,080		$38,701	$117,845	$16,901	$355	$403	$1,579	$5,761	$3,138
Reinvested	16,399	768		5,083	12,095	4,740	23	43	233	229	376
Redeemed	(63,930)	(10,448)		(24,870)	(35,917)	(13,874)	(138)	(269)	(1,212)	(871)	(1,178)
Net Increase (Decrease)	$61,632	$(8,600	) $	18,914	$94,023	$7,767	$240	$177	$600	$5,119	$2,336
Shares:
Sold	9,041	89		3,229	9,825	1,400	30	33	132	481	261
Reinvested	1,366	64		427	1,014	396	2	4	19	19	31
Redeemed	(5,294)	(863)		(2,079)	(2,995)	(1,155)	(12)	(22)	(100)	(73)	(98)
Net Increase (Decrease)	5,113	(710)		1,577	7,844	641	20	15	51	427	194
Year Ended October 31, 2012
Dollars:
Sold	$153,369	$3,070		$57,373	$174,989	$114,359	$264	$963	$4,695	$4,043	$10,394
Reinvested	16,724	1,100		4,550	10,723	3,278	21	40	222	181	296
Redeemed	(111,722)	(31,455)		(37,658)	(55,310)	(14,321)	(311)	(630)	(2,737)	(1,976)	(3,128)
Net Increase (Decrease)	$58,371	$(27,285)		$24,265	$130,402	$103,316	$(26)	$373	$2,180	$2,248	$7,562
Shares:
Sold	13,161	263		4,966	15,135	9,809	23	83	408	350	899
Reinvested	1,445	96		397	930	281	2	3	19	16	25
Redeemed	(9,606)	(2,711)		(3,275)	(4,786)	(1,227)	(27)	(54)	(236)	(170)	(269)
Net Increase (Decrease)	5,000	(2,352)		2,088	11,279	8,863	(2)	32	191	196	655

Distributions:
Period Ended April 30, 2013
From net investment income	$ (10,920)	$(436)		$(3,106)	$(8,006)	$(3,172)	$(14)	$(27)	$(149)	$(158)	$(248)
From net realized gain on
investments	(5,809)	(349)		(2,134)	(4,113)	(1,569)	(9)	(16)	(84)	(71)	(128)
Total Dividends and Distributions	$ (16,729)	$(785)		$(5,240)	$(12,119)	$(4,741)	$(23)	$(43)	$(233)	$(229)	$(376)
Year Ended October 31, 2012
From net investment income	$ (16,828)	$(1,071)		$(4,613)	$(10,350)	$(3,197)	$(20)	$(38)	$(213)	$(175)	$(288)
From net realized gain on
investments	(723)	(83)		(265)	(401)	(87)	(1)	(2)	(9)	(6)	(8)
Total Dividends and Distributions	$ (17,551)	$(1,154)		$(4,878)	$(10,751)	$(3,284)	$(21)	$(40)	$(222)	$(181)	$(296)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Strategic Growth Portfolio

Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)	$18,646	$8,766
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	15,976	21,089
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	177,591	126,504
Net Increase (Decrease) in Net Assets Resulting from Operations	212,213	156,359

Dividends and Distributions to Shareholders
From net investment income	(17,084)	(8,586)
Total Dividends and Distributions	(17,084)	(8,586)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(22,614)	11,040
Total increase (decrease) in net assets	172,515	158,813

Net Assets
Beginning of period	1,567,699	1,408,886
End of period (including undistributed net investment income as set forth below)	$1,740,214	$1,567,699
Undistributed (overdistributed) net investment income (loss)	$	8,935	$7,373

Class A	Class B	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$53,704	$355	$11,337	$25,689	$13,456	$545	$1,040	$2,517	$7,836	$2,918
Reinvested	9,063	106	1,426	2,452	3,223	26	23	153	90	281
Redeemed	(71,348)	(27,871)	(24,897)	(15,989)	(11,211)	(154)	(247)	(3,179)	(1,627)	(2,331)
Net Increase (Decrease)	$(8,581)	$(27,410)	$(12,134)	$12,152	$5,468	$417	$816	$(509	) $	6,299	$868
Shares:
Sold	3,133	22	705	1,541	794	33	61	150	473	175
Reinvested	554	7	93	153	201	2	1	10	5	17
Redeemed	(4,209)	(1,734)	(1,560)	(968)	(685)	(9)	(15)	(193)	(99)	(141)
Net Increase (Decrease)	(522)	(1,705)	(762)	726	310	26	47	(33)	379	51
Year Ended October 31, 2012
Dollars:
Sold	$97,646	$769	$18,300	$42,593	$126,523	$660	$1,471	$4,936	$3,524	$7,371
Reinvested	5,639	–	195	1,360	934	11	12	72	50	127
Redeemed	(136,735)	(66,596)	(46,940)	(27,866)	(13,221)	(1,256)	(1,262)	(2,238)	(2,206)	(2,833)
Net Increase (Decrease)	$ (33,450)	$(65,827)	$(28,445)	$16,087	$114,236	$(585	) $	221	$2,770	$1,368	$4,665
Shares:
Sold	6,330	52	1,265	2,817	8,359	43	98	323	236	484
Reinvested	391	–	14	97	66	1	1	5	3	9
Redeemed	(8,865)	(4,611)	(3,256)	(1,846)	(867)	(84)	(81)	(151)	(144)	(189)
Net Increase (Decrease)	(2,144)	(4,559)	(1,977)	1,068	7,558	(40)	18	177	95	304

Distributions:
Period Ended April 30, 2013
From net investment
income	$(9,213)	$(108)	$(1,508)	$(2,452)	$(3,230	)$	(26	)$	(23	)$	(153	)$	(90	)$	(281)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(9,213	)$	(108	)$	(1,508)	$(2,452)	$(3,230	)$	(26	)$	(23	)$	(153	)$	(90	)$	(281)
Year Ended October 31, 2012
From net investment
income	$(5,800	)$	–	$(211)	$(1,362)	$(941	)$	(11	)$	(12	)$	(72	)$	(50	)$	(127)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,800	)$	–	$(211)	$(1,362)	$(941	)$	(11	)$	(12	)$	(72	)$	(50	)$	(127)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Short-Term Income Fund

								Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)								$	12,267		$25,074
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									4,743		6,762
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									537		27,088
		Net Increase (Decrease) in Net Assets Resulting from Operations							17,547		58,924

Dividends and Distributions to Shareholders
From net investment income								(12,131)			(23,851)
					Total Dividends and Distributions			(12,131)			(23,851)

Capital Share Transactions
Net increase (decrease) in capital share transactions								184,033			342,648
					Total increase (decrease) in net assets			189,449			377,721

Net Assets
Beginning of period								1,525,830			1,148,109
End of period (including undistributed net investment income as set forth below)								$1,715,279			$1,525,830
Undistributed (overdistributed) net investment income (loss)								$	1,365		$1,229

Class A		Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$110,532	$20,405	$40,839	$37,771	$177,915	$530	$1,044	$7,595	$1,646	$4,725
Reinvested	2,486	256	751	200	7,974	10	7	48	22	40
Redeemed	(82,604)	(17,830)	(19,796)	(27,817)	(69,323)	(1,008)	(272)	(9,152)	(1,319)	(1,642)
Net Increase (Decrease)	$30,414	$2,831	$21,794	$10,154	$116,566	$(468)	$779	$(1,509)	$349	$3,123
Shares:
Sold	8,992	1,658	3,324	3,071	14,478	43	85	618	134	385
Reinvested	202	21	61	16	648	1	1	4	2	3
Redeemed	(6,719)	(1,449)	(1,611)	(2,262)	(5,640)	(82)	(22)	(745)	(108)	(134)
Net Increase (Decrease)	2,475	230	1,774	825	9,486	(38)	64	(123)	28	254
Year Ended October 31, 2012
Dollars:
Sold	$192,010	$35,046	$49,676	$42,318	$339,422	$1,966	$1,295	$8,843	$2,632	$2,317
Reinvested	5,166	713	1,318	345	15,282	16	10	61	37	51
Redeemed	(166,454)	(29,586)	(19,642)	(30,258)	(104,890)	(851)	(376)	(1,678)	(690)	(1,451)
Net Increase (Decrease)	$30,722	$6,173	$31,352	$12,405	$249,814	$1,131	$929	$7,226	$1,979	$917
Shares:
Sold	15,907	2,897	4,105	3,504	28,102	162	107	725	218	192
Reinvested	428	59	109	29	1,264	1	1	5	3	4
Redeemed	(13,849)	(2,450)	(1,628)	(2,505)	(8,683)	(70)	(31)	(139)	(57)	(120)
Net Increase (Decrease)	2,486	506	2,586	1,028	20,683	93	77	591	164	76

Distributions:
Period Ended April 30, 2013
From net investment income $	(2,619)	$(292)	$(760)	$(347)	$(7,986)	$(10)	$(7)	$(48)	$(22)	$(40)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,619)	$(292)	$(760)	$(347)	$(7,986)	$(10)	$(7)	$(48)	$(22)	$(40)
Year Ended October 31, 2012
From net investment income $	(5,497)	$(851)	$(1,330)	$(642)	$(15,356)	$(16)	$(10)	$(61)	$(37)	$(51)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,497)	$(851)	$(1,330)	$(642)	$(15,356)	$(16)	$(10)	$(61)	$(37)	$(51)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Blend Fund

									Period Ended April 30, 2013		Year Ended October 31, 2012

Operations
Net investment income (loss)									$	1,670		$559
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										28,437		31,027
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										32,671		(6,711)
		Net Increase (Decrease) in Net Assets Resulting from Operations								62,778		24,875

Dividends and Distributions to Shareholders
From net investment income										(1,547)		–
From net realized gain on investments										(2,003)		–
					Total Dividends and Distributions					(3,550)		–

Capital Share Transactions
Net increase (decrease) in capital share transactions										(8,052)		123,474
					Total increase (decrease) in net assets					51,176		148,349

Net Assets
Beginning of period									358,489			210,140
End of period (including undistributed net investment income as set forth below)									$409,665			$358,489
Undistributed (overdistributed) net investment income (loss)									$	683		$560

Class A		Class B	Class C	Class J	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$8,385	$92	$1,351	$7,611	$694	$319		$392	$603	$974	$2,052
Reinvested	1,124	26	45	1,489	639	14		14	47	32	107
Redeemed	(12,174)	(1,435)	(1,148)	(13,771)	(251)	(376)		(934)	(1,158)	(632)	(2,183)
Net Increase (Decrease)	$(2,665)	$(1,317)	$248	$(4,671)	$1,082	$(43	)$	(528)	$(508)	$374	$(24)
Shares:
Sold	489	6	82	459	39	18		23	35	54	115
Reinvested	71	2	3	97	39	1		1	3	2	7
Redeemed	(731)	(92)	(71)	(856)	(15)	(22)		(59)	(68)	(35)	(127)
Net Increase (Decrease)	(171)	(84)	14	(300)	63	(3)		(35)	(30)	21	(5)
Year Ended October 31, 2012
Dollars:
Sold	$9,356	$69	$1,236	$6,155	$1,403	$201		$248	$681	$629	$1,496
Issued in acquisitions	57,056	3,357	5,812	70,064	8,169	2,375		2,481	5,877	2,360	8,892
Redeemed	(19,578)	(3,096)	(1,831)	(21,430)	(6,741)	(720)		(1,160)	(2,324)	(2,301)	(5,262)
Net Increase (Decrease)	$46,834	$330	$5,217	$54,789	$2,831	$1,856		$1,569	$4,234	$688	$5,126
Shares:
Sold	623	5	86	427	88	14		17	45	41	96
Issued in acquisitions	3,660	230	386	4,653	505	155		162	376	148	551
Redeemed	(1,299)	(221)	(125)	(1,475)	(435)	(48)		(78)	(151)	(147)	(331)
Net Increase (Decrease)	2,984	14	347	3,605	158	121		101	270	42	316

Distributions:
Period Ended April 30, 2013
From net investment income $	(414)	$(1)	$(2)	$(642)	$(392)	$(2)		$(1)	$(20)	$(15)	$(58)
From net realized gain on
investments	(719)	(26)	(45)	(848)	(247)	(12)		(13)	(27)	(17)	(49)
Total Dividends and Distributions $	(1,133)	$(27)	$(47)	$(1,490)	$(639)	$(14)		$(14)	$(47)	$(32)	$(107)
Year Ended October 31, 2012
From net investment income $	–	$–	$–	$–	$–	$–		$–	$–	$–	$–
From net realized gain on
investments	–	–	–	–	–	–		–	–	–	–
Total Dividends and Distributions $	–	$–	$–	$–	$–	$–		$–	$–	$–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Growth Fund I

									Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)									$(3,876)	$(9,120)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									47,151	104,059
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									129,229	52,855
		Net Increase (Decrease) in Net Assets Resulting from Operations							172,504	147,794

Dividends and Distributions to Shareholders
From net realized gain on investments									(87,990)	(67,456)
					Total Dividends and Distributions				(87,990)	(67,456)

Capital Share Transactions
Net increase (decrease) in capital share transactions									102,419	70,071
				Total increase (decrease) in net assets					186,933	150,409

Net Assets
Beginning of period									1,405,195	1,254,786
End of period (including undistributed net investment income as set forth below)									$1,592,128	$1,405,195
Undistributed (overdistributed) net investment income (loss)									$(6,310)	$(2,434)

Class J		Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$2,576	$94,356	$312	$695	$3,802		$1,852	$5,888
Reinvested	1,618	82,875	175	203	783		792	1,540
Redeemed	(4,025)	(76,896)	(465)	(813)	(3,044)		(1,613)	(8,192)
Net Increase (Decrease)	$169	$100,335	$22	$85	$1,541		$1,031	$(764)
Shares:
Sold	257	8,289	30	66	348		171	517
Reinvested	171	7,507	17	20	77		75	143
Redeemed	(407)	(6,603)	(43)	(77)	(286)		(148)	(755)
Net Increase (Decrease)	21	9,193	4	9	139		98	(95)
Year Ended October 31, 2012
Dollars:
Sold	$6,570	$172,568	$550	$1,087	$3,940		$5,724	$8,714
Reinvested	1,307	63,499	132	163	664		487	1,194
Redeemed	(7,733)	(168,901)	(578)	(1,139)	(6,229)		(2,670)	(9,278)
Net Increase (Decrease)	$144	$67,166	$104	$111	$(1,625	)$	3,541	$630
Shares:
Sold	669	15,418	52	107	378		530	782
Reinvested	153	6,466	15	18	72		52	125
Redeemed	(800)	(14,869)	(55)	(113)	(590)		(245)	(862)
Net Increase (Decrease)	22	7,015	12	12	(140)		337	45

Distributions:
Period Ended April 30, 2013
From net investment income $	–	$–	$–	$–	$–		$–	$–
From net realized gain on
investments	(1,618)	(82,875)	(175)	(207)	(783)		(792)	(1,540)
Total Dividends and Distributions	$ (1,618)	$(82,875)	$(175)	$(207)	$(783)		$(792)	$(1,540)
Year Ended October 31, 2012
From net investment income $	–	$–	$–	$–	$–		$–	$–
From net realized gain on
investments	(1,315)	(63,501)	(132)	(163)	(664)		(487)	(1,194)
Total Dividends and Distributions $	(1,315)	$(63,501)	$(132)	$(163)	$(664)		$(487)	$(1,194)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Growth Fund II

									Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)									$(414)	$(1,376)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									8,434	25,997
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									13,386	(5,203)
			Net Increase (Decrease) in Net Assets Resulting from Operations						21,406	19,418

Capital Share Transactions
Net increase (decrease) in capital share transactions									(12,462)	(38,578)
					Total increase (decrease) in net assets				8,944	(19,160)

Net Assets
Beginning of period									151,970	171,130
End of period (including undistributed net investment income as set forth below)									$160,914	$151,970
Undistributed (overdistributed) net investment income (loss)									$(1,575)	$(1,161)

	Class J	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$1,432		$7,186	$105	$300	$637	$670	$707
Redeemed	(2,737)		(16,841)	(407)	(708)	(1,333)	(840)	(633)
Net Increase (Decrease)	$(1,305)		$(9,655)	$(302)	$(408)	$(696)	$(170)	$74
Shares:
Sold	161		681	11	34	67	69	70
Redeemed	(319)		(1,697)	(47)	(80)	(144)	(90)	(65)
Net Increase (Decrease)	(158)		(1,016)	(36)	(46)	(77)	(21)	5
Year Ended October 31, 2012
Dollars:
Sold	$4,469		$17,762	$470	$723	$1,224	$1,769	$2,692
Redeemed	(5,054)		(45,377)	(402)	(1,660)	(4,276)	(3,357)	(7,561)
Net Increase (Decrease)	$(585)		$(27,615)	$68	$(937)	$(3,052)	$(1,588)	$(4,869)
Shares:
Sold	549		1,860	54	84	142	197	288
Redeemed	(636)		(4,957)	(46)	(199)	(492)	(386)	(844)
Net Increase (Decrease)	(87)		(3,097)	8	(115)	(350)	(189)	(556)

Distributions:
Period Ended April 30, 2013
From net investment income	$	–$	–	$–	$–	$–	$–	$–
From net realized gain on
investments	–		–	–	–	–	–	–
Total Dividends and Distributions	$	–$	–	$–	$–	$–	$–	$–
Year Ended October 31, 2012
From net investment income	$	–$	–	$–	$–	$–	$–	$–
From net realized gain on
investments	–		–	–	–	–	–	–
Total Dividends and Distributions	$	–$	–	$–	$–	$–	$–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap S&P 600 Index Fund

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)								$4,393	$4,370
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								11,159	19,032
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								73,817	37,363
		Net Increase (Decrease) in Net Assets Resulting from Operations						89,369	60,765

Dividends and Distributions to Shareholders
From net investment income								(6,771)	(2,351)
					Total Dividends and Distributions			(6,771)	(2,351)

Capital Share Transactions
Net increase (decrease) in capital share transactions								77,019	32,192
				Total increase (decrease) in net assets				159,617	90,606

Net Assets
Beginning of period								539,966	449,360
End of period (including undistributed net investment income as set forth below)								$699,583	$539,966
Undistributed (overdistributed) net investment income (loss)								$1,131	$3,509

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$11,348	$60,224	$2,830	$3,594	$16,855	$12,102	$22,938
Reinvested	1,040	3,063	58	95	619	557	1,329
Redeemed	(9,969)	(19,052)	(2,214)	(3,555)	(6,521)	(5,663)	(12,659)
Net Increase (Decrease)	$2,419	$44,235	$674	$134	$10,953	$6,996	$11,608
Shares:
Sold	615	3,156	152	186	883	626	1,166
Reinvested	60	170	3	5	34	30	72
Redeemed	(549)	(1,017)	(118)	(191)	(344)	(304)	(675)
Net Increase (Decrease)	126	2,309	37	–	573	352	563
Year Ended October 31, 2012
Dollars:
Sold	$14,095	$75,271	$2,381	$2,765	$20,746	$14,209	$38,849
Reinvested	294	1,230	–	–	89	203	531
Redeemed	(17,098)	(37,702)	(2,248)	(4,731)	(14,806)	(17,284)	(44,602)
Net Increase (Decrease)	$(2,709)	$38,799	$133	$(1,966)	$6,029	$(2,872)	$(5,222)
Shares:
Sold	863	4,479	143	163	1,205	837	2,246
Reinvested	19	78	–	–	5	12	33
Redeemed	(1,047)	(2,212)	(135)	(278)	(854)	(1,002)	(2,594)
Net Increase (Decrease)	(165)	2,345	8	(115)	356	(153)	(315)

Distributions:
Period Ended April 30, 2013
From net investment
income	$(1,041)	$(3,072)	$(58)	$(95)	$(619)	$(557)	$(1,329)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,041)	$(3,072)	$(58)	$(95)	$(619)	$(557)	$(1,329)
Year Ended October 31, 2012
From net investment
income	$(294)	$(1,234)	$–	$–	$(89)	$(203)	$(531)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(294)	$(1,234)	$–	$–	$(89)	$(203)	$(531)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								SmallCap Value Fund II

								Period Ended April 30, 2013	Year Ended October 31, 2012

Operations
Net investment income (loss)								$9,722	$8,399
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								67,143	54,826
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								105,275	66,392
		Net Increase (Decrease) in Net Assets Resulting from Operations						182,140	129,617

Dividends and Distributions to Shareholders
From net investment income								(14,153)	(4,457)
					Total Dividends and Distributions			(14,153)	(4,457)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(34,652)	(34,376)
				Total increase (decrease) in net assets				133,335	90,784

Net Assets
Beginning of period								1,103,076	1,012,292
End of period (including undistributed net investment income as set forth below)								$1,236,411	$1,103,076
Undistributed (overdistributed) net investment income (loss)								$1,707	$6,138

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2013
Dollars:
Sold	$2,816	$46,534	$195	$884	$1,248	$1,069	$5,387
Reinvested	77	13,687	9	32	51	85	212
Redeemed	(1,529)	(96,375)	(297)	(1,703)	(1,679)	(1,443)	(3,912)
Net Increase (Decrease)	$1,364	$(36,154)	$(93)	$(787)	$(380)	$(289)$	1,687
Shares:
Sold	257	4,184	19	82	117	101	499
Reinvested	7	1,302	1	3	5	8	20
Redeemed	(142)	(8,731)	(28)	(161)	(161)	(135)	(373)
Net Increase (Decrease)	122	(3,245)	(8)	(76)	(39)	(26)	146
Year Ended October 31, 2012
Dollars:
Sold	$2,384	$111,979	$382	$1,281	$2,712	$2,195	$15,108
Reinvested	–	4,414	–	–	–	21	22
Redeemed	(2,425)	(146,294)	(760)	(1,826)	(6,925)	(6,146)	(10,498)
Net Increase (Decrease)	$(41)	$(29,901)	$(378)	$(545)	$(4,213)	$(3,930)$	4,632
Shares:
Sold	248	11,548	41	138	291	232	1,603
Reinvested	–	488	–	–	–	2	2
Redeemed	(257)	(15,081)	(83)	(200)	(721)	(649)	(1,075)
Net Increase (Decrease)	(9)	(3,045)	(42)	(62)	(430)	(415)	530

Distributions:
Period Ended April 30, 2013
From net investment income	$(77)	$(13,687)	$(9)	$(32)	$(51)	$(85)	$(212)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(77)	$(13,687)	$(9)	$(32)	$(51)	$(85)	$(212)
Year Ended October 31, 2012
From net investment income $	–	$(4,414)	$–	$–	$–	$(21)	$(22)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$(4,414)	$–	$–	$–	$(21)	$(22)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond & Mortgage Securities Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund and SmallCap Value Fund II (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, and R-5. Class B shares of the Funds are no longer available for purchase. Information in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares. Certain detailed financial information for Class A, Class B, Class C, and Class P shares is provided separately.

Effective February 17, 2012, SmallCap Blend Fund acquired all the assets and assumed all the liabilities of SmallCap Growth Fund and SmallCap Value Fund pursuant to a plan of acquisition approved by shareholders on February 6, 2012. The purpose of the acquisition was to combine three funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 9,305,000 and 5,577,000 shares from SmallCap Growth Fund and SmallCap Value Fund, respectively, for 5,048,000 and 5,779,000 shares valued at $77,655,000 and $88,788,000 of SmallCap Blend Fund at an approximate exchange rate of .55, .56, .55, .53, .57, .54, .55, .55, .56 and .56 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares and 1.04, 1.07, 1.05, 1.04, 1.01, 1.04, 1.04, 1.04, 1.02 and 1.02 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of SmallCap Growth Fund, with a fair value of approximately $76,026,000 and a cost of $66,907,000, and the investment securities of SmallCap Value Fund with a fair value of approximately $86,640,000 and a cost of $79,096,000 at February 17, 2012 were the primary assets acquired by SmallCap Blend Fund. For financial reporting purposes, assets received and shares issued by SmallCap Blend Fund were recorded at fair value; however, the cost basis of the investments received from SmallCap Growth Fund and SmallCap Value Fund was carried forward to align ongoing reporting of SmallCap Blend Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of SmallCap Growth Fund, SmallCap Value Fund and SmallCap Blend Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $77,655,000 ($21,950,000 of accumulated realized losses and $9,119,000 of unrealized appreciation), $88,788,000 ($22,070,000 of accumulated realized losses and $7,544,000 of unrealized appreciation), and $233,320,000, respectively. The aggregate net assets of SmallCap Blend Fund immediately following the acquisition were $399,763,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2011, the beginning of the fiscal year for SmallCap Blend Fund, SmallCap Blend Fund’s pro forma results of operations for the period ended April 30, 2012, would have been $423,000 of net investment gain, $43,477,000 of net realized and unrealized gain on investments, and $43,900,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Blend Fund that have been included in the SmallCap Blend Fund’s statement of operations since February 17, 2012.

Effective February 29, 2012, International Value Fund I changed its name to Overseas Fund.

Effective February 29, 2012, the initial purchases of $10,000 of Class R-1, R-2, R-3, R-4 and R-5 classes of shares of Overseas Fund were made by the Manager.

Effective March 6, 2012, Money Market Fund discontinued the operations of Classes R-1, R-2, R-3, R-4 & R-5 and remitted the redemption proceeds to the respective shareholders.

Effective March 1, 2013, the initial purchase of $10,000 of Class A shares of High Yield Fund I (4545) was made by the Manager.

Effective March 1, 2013, the initial purchases of $10,000 of Class A classes of shares of LargeCap Growth Fund I (2038) was made by the Manager.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

1. Organization (Continued)

Effective March 1, 2013, the initial purchase of $10,000 of Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 shares of Principal Lifetime 2060 Fund was made by the Manager.

Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.

On April 25, 2013, the Manager made a payment to Money Market Fund to cover certain realized losses related to prior year’s security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method. The amount of the payment is included in Money Market Fund’s statement of operations.

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other publically traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publically traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

				International
Diversified		Global Real Estate		Emerging
International Fund		Securities Fund		Markets Fund		International Fund I
Japanese Yen	18.1%	Japanese Yen	12.7%	Hong Kong Dollar	18.0%	Euro	25.8%
British Pound	17.1	Hong Kong Dollar	10.2	Taiwan Dollar	13.0	Japanese Yen	19.8
Euro	16.3	Australian Dollar	7.1	South Korean Won	12.3	British Pound	18.9
Canadian Dollar	8.1	British Pound	5.8	Brazilian Real	10.1	Swiss Franc	10.1
Swiss Franc	5.3			Indian Rupee	6.4
				South African Rand	5.6

		Core Plus
Overseas Fund		Bond Fund I
Euro	30.0%	Euro	5.5%
British Pound	20.7
Japanese Yen	13.8
Swiss Franc	9.0

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

In addition to the expenses that each of the Principal LifeTime Funds and SAM Portfolios bear directly, each of the Principal LifeTime Funds and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Funds and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Funds and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, Short-Term Income Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2013, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of certain foreign securities held by the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At April 30, 2012, Diversified International Fund had no foreign tax refund receivable and no deferred tax liability and International Emerging Markets Fund had a foreign tax refund receivable of $6,000 and no deferred tax liability relating to foreign securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

Recent Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11 Disclosures about Offsetting Assets and Liabilities to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2013, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap Value Fund III, MidCap Growth Fund, and Real Estate Securities Fund each borrowed from the Facility. Bond & Mortgage Securities Fund, Diversified International Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Fund, Midcap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, Principal Capital Appreciation Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, and SmallCap Value Fund II each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended April 30, 2013, Global Diversified Income Fund, Global Real Estate Securities Fund, High Yield Fund I, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund I, MidCap Growth Fund III, MidCap Value Fund III and Overseas Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statement of operations.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of April 30, 2013 are included in the schedules of investments.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period Core Plus Bond Fund I, Global Diversified Income Fund, and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies it owns or in which it may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2013, were as follows:

Core Plus Bond Fund I	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	928,600,000	$3,829
Options written	23,200,170	1,158,000,000	2,935
Options expired	(85)	(900,900,000)	(2,519)
Options closed	—	(548,500,000)	(1,458)
Options exercised	(85)	(13,400,000)	(38)
Balance at end of period	23,200,000	623,800,000	2,749

Global Diversified Income Fund	Number of Contracts	Premium (thousands)
Beginning of period	108,294	$8,101
Options written	1,021,122	97,323
Options expired	(113,679)	(7,524)
Options closed	(736,233)	(66,076)
Options exercised	(101,064)	(8,958)
Balance at end of period	178,440	22,866

Inflation Protection Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	—	$—
Options written	304	142,500,000	1,658
Options expired	—	—	—
Options closed	(175)	—	(116)
Options exercised	(129)	—	(95)
Balance at end of period	—	142,500,000	1,447

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Sell-buyback arrangements. During the period Core Plus Bond Fund I entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a component of other expenses in the statements of operations.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments are marked to market daily. As of April 30, 2013, the unfunded loan commitments were as follows (amounts in thousands):

Unfunded Loan Commitment
Bond & Mortgage Securities Fund	$7,010
Global Diversified Income Fund	58,641
High Yield Fund	151,838

Short Sales. Core Plus Bond Fund I and Global Diversified Income Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Bond & Mortgage Securities Fund, Core Plus Bond Fund I, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2013 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of April 30, 2013, counterparties had pledged collateral for swap agreements of $230,000 for Bond & Mortgage Securities Fund, $1,390,253 for Core Plus Bond Fund I, and $1,099,013 for the Inflation Protection Fund. This collateral is maintained in a segregated account by the counterparties for the benefit of each fund.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as hedging instruments	Asset Derivatives April 30, 2013 Statement of Assets and Liabilities Location		Fair Value		Liability Derivatives April 30, 2013 Statement of Assets and Liabilities Location	Fair Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—		Payables, Net Assets Consist of Net unrealized	$517
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$23		Payables	$63
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$297		Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
		Total $	320			$580
Core Plus Bond Fund I
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$3,637		Payables, Net Assets Consist of Net unrealized	$122
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$406		Payables	$7,948
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 10,684			* Payables, Net Assets Consist of Net unrealized	$14,596
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
		Total $ 14,727*				$22,666
Global Diversified Income Fund
Equity contracts	Receivables		$—		Payables	$37,221
Foreign exchange contracts	Receivables		$738		Payables	$1,498
		Total $	738			$38,719
High Yield Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—		Payables, Net Assets Consist of Net unrealized	$578
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
Inflation Protection Fund
Foreign exchange contracts	Receivables		$—		Payables	$109
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$2,289	*	Payables, Net Assets Consist of Net unrealized	$2,542	*
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
		Total $	2,289	*		$2,651	*
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$476		* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
LargeCap Blend Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$741		* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$4,506		* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
LargeCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,059		* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,079		* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
LargeCap Value Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$183		* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
LargeCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,349		* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$438		* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,373		* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments				appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Derivatives not accounted for as hedging instruments	Asset Derivatives April 30, 2013 Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives April 30, 2013 Statement of Assets and Liabilities Location	Fair Value
MidCap S&P 400 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 458* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 1,185* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 712* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Overseas Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 3,837* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Short-Term Income Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$ — Payables, Net Assets Consist of Net unrealized	$258	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 165* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 1,232* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 89* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap S&P 600 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 245* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 929* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap	$(2,903)	$1,581
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$259	$(66)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Swap	$(139)	$254
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
	Total	$(2,783)	$1,769

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Core Plus Bond Fund I
Credit contracts	Net realized gain (loss) from Swap	$2,305	$(1,944)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$6,857	$(6,174)
	currency transactions and Options and
	swaptions/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions and Translation of assets and
	liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$9,979	$(1,220)
	contracts, Options and swaptions, and Swap
	agreements/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts, Options and swaptions, and Swap
	agreements
	Total	$19,141	$(9,338)

Global Diversified Income Fund
Equity contracts	Net realized gain (loss) from Options and	$(59,769)	$(19,315)
	swaptions/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	$4,195	$(995)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$(55,574)	$(20,310)

High Yield Fund
Credit contracts	Net realized gain (loss) from Swap	$(671)	$(578)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(25)	$(109)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$1,005	$(518)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$980	$(627)

International Fund I
Equity contracts	Net realized gain (loss) from Futures	$2,810	$1,041
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Blend Fund II
Equity contracts	Net realized gain (loss) from Futures	$1,781	$1.416
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$14,330	$10,001
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
LargeCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$3,258	$2,035
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$6,996	$3,345
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$2,377	$1,056
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$10,848	$3,677
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$1,873	$925
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures	$6,960	$1,592
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$1,844	$696
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$7,868	$2,483
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$1,356	$764
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Overseas Fund
Equity contracts	Net realized gain (loss) from Futures	$6,119	$5,793
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(1,256)	$944
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$4,863	$6,737

Short-Term Income Fund
Interest rate contracts	Net realized gain (loss) from Futures	$(225)	$(86)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$1,581	$281
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$9,300	$3,619
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

3. Operating Policies (Continued)

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
SmallCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$496	$268
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$2,086	$357
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$6,081	$2,724
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund I, Inflation Protection Fund, and Short-Term Income Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2013.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a fixed income security based on current market data. The base price may be a broker-dealer quote, transaction price, or an internal value based on relevant market data. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

Fund	Asset Type	Fair Value at 04/30/13	Valuation Technique	Unobservable input	Input Values (s)
Short-Term Income Fund	Bonds	$—	Benchmark Pricing	Base Price	$0.00
	Bonds	17,528	Indicative Market Quotations	Broker Quote	100.16
	Bonds	5,927	Third Party Vendor	Broker Quote	100.87
		23,455

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchase/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3 and the table below shows the amounts that were transferred from Level 2 to Level 1 at April 30, 2013 because of movement from bid prices received to exchange close prices received for preferred securities.

Global Diversified Income Fund	$27,152,592

The following is a summary of the inputs used as of April 30, 2013, in valuing the Funds’ securities carried at value (amounts shown in thousands):

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds		$—	$1,449,910	$10,669	$1,460,579
Common Stocks*		—	—	—	—
Preferred Stocks
Financial		10,072	1,234	—	11,306
Repurchase Agreements		—	135,820	—	135,820
Senior Floating Rate Interests		—	76,412	—	76,412
U.S. Government & Government Agency Obligations		—	972,699	—	972,699
	Total investments in securities $	10,072	$2,636,075	$10,669	$2,656,816
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$22	$—	$22
Interest Rate Contracts**
Interest Rate Swaps		$—	$297	$—	$297
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(517)	$—	$(517)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(62)	$—	$(62)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Core Plus Bond Fund I
Bonds	$—	$1,236,071	$9,588	$1,245,659
Convertible Preferred Stocks	7,655	—	—	7,655
Municipal Bonds	—	230,438	—	230,438
Preferred Stocks
Financial	—	10,531	—	10,531
Repurchase Agreements	—	120,300	—	120,300
Senior Floating Rate Interests	—	1,543	—	1,543
U.S. Government & Government Agency Obligations	—	2,479,016	—	2,479,016
Total investments in securities $	7,655	$4,077,899	$9,588	$4,095,142
Assets
Credit Contracts**
Credit Default Swaps	$—	$3,637	$—	$3,637
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$405	$—	$405
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$1,574	$—	$1,574
Futures	$7,078	$—	$—	$7,078
Interest Rate Swaps	$—	$2,032	$—	$2,032
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(122)	$—	$(122)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(7,716)	$—	$(7,716)
Options	$—	$(231)	$—	$(231)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(13,579)	$—	$(13,579)
Interest Rate Floor	$—	$(18)	$—	$(18)
Interest Rate Swaptions	$—	$(999)	$—	$(999)

Diversified International Fund
Common Stocks
Basic Materials	$61,502	$224,375	$—	$285,877
Communications	43,852	273,795	—	317,647
Consumer, Cyclical	67,199	500,202	—	567,401
Consumer, Non-cyclical	61,288	752,179	—	813,467
Diversified	6,279	19,736	—	26,015
Energy	107,443	233,264	—	340,707
Financial	150,719	1,106,269	—	1,256,988
Industrial	70,740	405,592	—	476,332
Technology	—	198,599	—	198,599
Utilities	6,673	90,110	—	96,783
Preferred Stocks
Basic Materials	—	7,145	—	7,145
Communications	—	6,760	—	6,760
Consumer, Non-cyclical	1,889	—	—	1,889
Financial	—	15,318	—	15,318
Repurchase Agreements	—	19,374	—	19,374
Total investments in securities $	577,584	$3,852,718	$—	$4,430,302

Equity Income Fund
Common Stocks*	$4,856,129	$—	$—	$4,856,129
Repurchase Agreements	—	112,807	—	112,807
Total investments in securities $	4,856,129	$112,807	$—	$4,968,936

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Global Diversified Income Fund
Bonds	$—	$4,427,138	$41,508	$4,468,646
Common Stocks
Basic Materials	8,704	4,641	—	13,345
Communications	193,122	24,137	5,152	222,411
Consumer, Cyclical	15,573	8,921	—	24,494
Consumer, Non-cyclical	65,769	27,666	—	93,435
Diversified	—	4,568	—	4,568
Energy	582,391	35,815	—	618,206
Exchange Traded Funds	198	—	—	198
Financial	210,316	200,241	—	410,557
Industrial	35,294	37,930	—	73,224
Technology	35,704	17,090	—	52,794
Utilities	458,160	42,565	—	500,725
Convertible Bonds	—	68	—	68
Convertible Preferred Stocks*	4,044	—	—	4,044
Credit Linked Structured Notes	—	38,938	4,711	43,649
Preferred Stocks
Communications	37,433	12,650	—	50,083
Financial	300,838	52,485	—	353,323
Government	—	10,713	—	10,713
Industrial	1,063	—	—	1,063
Utilities	30,317	—	—	30,317
Repurchase Agreements	—	101,426	—	101,426
Senior Floating Rate Interests	—	647,155	46	647,201
Total investments in securities $	1,978,926	$5,694,147	$51,417	$7,724,490
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$738	$—	$738
Liabilities
Equity Contracts**
Options	$(37,221)	$—	$—	$(37,221)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,498)	$—	$(1,498)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$—	$17,135	$—	$17,135
Diversified	—	23,079	—	23,079
Financial	698,427	608,013	—	1,306,440
Total investments in securities $	698,427	$648,227	$—	$1,346,654

Government & High Quality Bond Fund
Bonds	$—	$611,085	$14,392	$625,477
Repurchase Agreements	—	29,942	—	29,942
U.S. Government & Government Agency Obligations	—	1,314,052	—	1,314,052
Total investments in securities $	—	$1,955,079	$14,392	$1,969,471

High Yield Fund
Bonds	$—	$3,348,900	$32,169	$3,381,069
Common Stocks*	1,162	—	—	1,162
Convertible Bonds	—	—	3,659	3,659
Preferred Stocks
Financial	—	23,684	—	23,684
Repurchase Agreements	—	158,489	—	158,489
Senior Floating Rate Interests	—	356,531	—	356,531
Total investments in securities $	1,162	$3,887,604	$35,828	$3,924,594
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(578)	$—	$(578)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

High Yield Fund I
Bonds	$—	$1,297,202	$3,060	$1,300,262
Common Stocks
Basic Materials	10	—	1,291	1,301
Consumer, Cyclical	1,695	—	82	1,777
Consumer, Non-cyclical	—	—	—	—
Financial	496	—	298	794
Industrial	340	—	276	616
Utilities	2,100	—	—	2,100
Convertible Bonds	—	303	—	303
Convertible Preferred Stocks*	1,806	—	—	1,806
Preferred Stocks
Consumer, Non-cyclical	—	—	—	—
Financial	3,790	6,409	—	10,199
Industrial	—	—	—	—
Repurchase Agreements	—	28,617	—	28,617
Senior Floating Rate Interests	—	87,228	—	87,228
Total investments in securities $	10,237	$1,419,759	$5,007	$1,435,003

Income Fund
Bonds	$—	$1,708,085	$22,160	$1,730,245
Common Stocks
Financial	—	—	6	6
Industrial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	29,810	—	29,810
Repurchase Agreements	—	107,779	—	107,779
Senior Floating Rate Interests	—	15,443	—	15,443
U.S. Government & Government Agency Obligations	—	645,334	—	645,334
Total investments in securities $	—	$2,506,451	$22,166	$2,528,617

Inflation Protection Fund
Bonds	$—	$23,729	$—	$23,729
U.S. Government & Government Agency Obligations	—	849,714	—	849,714
Purchased Interest Rate Swaptions	—	1,121	—	1,121
Total investments in securities $	—	$874,564	$—	$874,564
Assets
Interest Rate Contracts**
Futures	$492	$—	$—	$492
Interest Rate Swaps	$—	$676	$—	$676
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(109)	$—	$(109)
Interest Rate Contracts**
Futures	$(1,214)	$—	$—	$(1,214)
Interest Rate Swaps	$—	$(11)	$—	$(11)
Interest Rate Swaptions	$—	$(1,317)	$—	$(1,317)

International Emerging Markets Fund
Common Stocks
Basic Materials	$49,392	$54,985	$—	$104,377
Communications	32,021	91,579	—	123,600
Consumer, Cyclical	11,490	83,548	—	95,038
Consumer, Non-cyclical	123,149	43,219	—	166,368
Diversified	8,741	34,585	—	43,326
Energy	64,890	116,424	—	181,314
Financial	117,775	329,180	—	446,955
Industrial	4,034	102,586	—	106,620
Technology	—	213,912	—	213,912
Utilities	7,506	70,322	—	77,828
Preferred Stocks
Basic Materials	—	14,641	—	14,641
Communications	—	11,875	—	11,875
Financial	—	30,684	—	30,684
Repurchase Agreements	—	22,896	—	22,896
Total investments in securities $	418,998	$1,220,436	$—	$1,639,434

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

International Fund I
Common Stocks
Basic Materials		$—	$54,327	$—	$54,327
Communications		8,487	31,639	—	40,126
Consumer, Cyclical		—	84,182	—	84,182
Consumer, Non-cyclical		1,156	160,757	—	161,913
Diversified		9,299	9,490	—	18,789
Energy		6,118	36,589	—	42,707
Financial		19,503	144,939	—	164,442
Industrial		5,869	84,945	—	90,814
Technology		6,728	13,474	—	20,202
Utilities		—	15,420	—	15,420
Preferred Stocks
Communications		—	527	—	527
Consumer, Cyclical		—	1,587	—	1,587
Consumer, Non-cyclical		—	203	—	203
Utilities		—	21	—	21
Repurchase Agreements		—	14,823	—	14,823
	Total investments in securities $	57,160	$652,923	$—	$710,083
Assets
Equity Contracts**
Futures		$476	$—	$—	$476

LargeCap Blend Fund II
Common Stocks*		$1,107,594	$—	$—	$1,107,594
Repurchase Agreements		—	18,919	—	18,919
	Total investments in securities $	1,107,594	$18,919	$—	$1,126,513
Assets
Equity Contracts**
Futures		$741	$—	$—	$741

LargeCap Growth Fund
Common Stocks*		$2,420,740	$—	$—	$2,420,740
Repurchase Agreements		—	57,204	—	57,204
	Total investments in securities $	2,420,740	$57,204	$—	$2,477,944

LargeCap Growth Fund I
Common Stocks*		$5,610,594	$—	$—	$5,610,594
Repurchase Agreements		—	131,343	—	131,343
	Total investments in securities $	5,610,594	$131,343	$—	$5,741,937
Assets
Equity Contracts**
Futures		$4,506	$—	$—	$4,506

LargeCap Growth Fund II
Common Stocks*		$1,234,723	$—	$—	$1,234,723
Repurchase Agreements		—	27,513	—	27,513
	Total investments in securities $	1,234,723	$27,513	$—	$1,262,236
Assets
Equity Contracts**
Futures		$1,059	$—	$—	$1,059

LargeCap S&P 500 Index Fund
Common Stocks*		$3,233,838	$—	$—	$3,233,838
Repurchase Agreements		—	45,582	—	45,582
	Total investments in securities $	3,233,838	$45,582	$—	$3,279,420
Assets
Equity Contracts**
Futures		$1,079	$—	$—	$1,079

LargeCap Value Fund
Common Stocks*		$2,139,622	$—	$—	$2,139,622
Repurchase Agreements		—	15,897	—	15,897
	Total investments in securities $	2,139,622	$15,897	$—	$2,155,519
Assets
Equity Contracts**
Futures		$183	$—	$—	$183

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Value Fund I
Common Stocks*		$2,206,046	$—	$—	$2,206,046
Repurchase Agreements		—	85,169	—	85,169
	Total investments in securities $	2,206,046	$85,169	$—	$2,291,215
Assets
Equity Contracts**
Futures		$1,349	$—	$—	$1,349

LargeCap Value Fund III
Common Stocks*		$798,532	$—	$—	$798,532
Repurchase Agreements		—	13,011	—	13,011
	Total investments in securities $	798,532	$13,011	$—	$811,543
Assets
Equity Contracts**
Futures		$438	$—	$—	$438

MidCap Fund
Common Stocks
Basic Materials		$205,130	$—	$—	$205,130
Communications		1,008,080	—	—	1,008,080
Consumer, Cyclical		796,660	—	—	796,660
Consumer, Non-cyclical		831,372	7,131	—	838,503
Diversified		101,900	—	—	101,900
Energy		410,569	—	—	410,569
Financial		1,438,480	—	—	1,438,480
Industrial		244,759	—	—	244,759
Technology		247,072	—	—	247,072
Utilities		93,294	—	—	93,294
Repurchase Agreements		—	39,254	—	39,254
	Total investments in securities $	5,377,316	$46,385	$—	$5,423,701

MidCap Growth Fund
Common Stocks*		$108,101	$—	$—	$108,101
Repurchase Agreements		—	2,092	—	2,092
	Total investments in securities $	108,101	$2,092	$—	$110,193

MidCap Growth Fund III
Common Stocks*		$1,516,024	$—	$—	$1,516,024
Repurchase Agreements		—	44,303	—	44,303
	Total investments in securities $	1,516,024	$44,303	$—	$1,560,327
Assets
Equity Contracts**
Futures		$1,373	$—	$—	$1,373

MidCap S&P 400 Index Fund
Common Stocks*		$748,347	$—	$—	$748,347
Repurchase Agreements		—	14,516	—	14,516
	Total investments in securities $	748,347	$14,516	$—	$762,863
Assets
Equity Contracts**
Futures		$458	$—	$—	$458

MidCap Value Fund I
Common Stocks*		$1,346,598	$—	$—	$1,346,598
Repurchase Agreements		—	50,248	—	50,248
	Total investments in securities $	1,346,598	$50,248	$—	$1,396,846
Assets
Equity Contracts**
Futures		$1,185	$—	$—	$1,185

MidCap Value Fund III
Common Stocks*		$638,719	$—	$—	$638,719
Repurchase Agreements		—	20,757	—	20,757
	Total investments in securities $	638,719	$20,757	$—	$659,476
Assets
Equity Contracts**
Futures		$712	$—	$—	$712

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Money Market Fund
Bonds		$—	$148,798	$—	$148,798
Certificate of Deposit		—	21,200	—	21,200
Commercial Paper		—	670,183	—	670,183
Investment Companies		42,750	—	—	42,750
Municipal Bonds		—	81,535	—	81,535
Repurchase Agreements		—	100,850	—	100,850
	Total investments in securities $	42,750	$1,022,566	$—	$1,065,316

Overseas Fund
Common Stocks
Basic Materials		$—	$153,061	$—	$153,061
Communications		—	125,211	—	125,211
Consumer, Cyclical		16,857	199,353	—	216,210
Consumer, Non-cyclical		17,787	294,541	—	312,328
Diversified		—	6,505	—	6,505
Energy		33,646	184,019	—	217,665
Financial		—	477,203	—	477,203
Industrial		22,381	263,126	—	285,507
Technology		—	54,322	—	54,322
Utilities		—	72,032	—	72,032
Preferred Stocks
Communications		—	84	—	84
Consumer, Cyclical		—	707	—	707
Utilities		—	80	—	80
Repurchase Agreements		—	56,843	—	56,843
	Total investments in securities $	90,671	$1,887,087	$—	$1,977,758
Assets
Equity Contracts**
Futures		$3,837	$—	$—	$3,837

Principal Capital Appreciation Fund
Common Stocks*		$1,896,891	$—	$—	$1,896,891
Repurchase Agreements		—	32,732	—	32,732
	Total investments in securities $	1,896,891	$32,732	$—	$1,929,623

Principal LifeTime 2010 Fund
Investment Companies		$1,734,194	$—	$—	$1,734,194
	Total investments in securities $	1,734,194	$—	$—	$1,734,194

Principal LifeTime 2015 Fund
Investment Companies		$934,270	$—	$—	$934,270
	Total investments in securities $	934,270	$—	$—	$934,270

Principal LifeTime 2020 Fund
Investment Companies		$6,133,540	$—	$—	$6,133,540
	Total investments in securities $	6,133,540	$—	$—	$6,133,540

Principal LifeTime 2025 Fund
Investment Companies		$1,282,929	$—	$—	$1,282,929
	Total investments in securities $	1,282,929	$—	$—	$1,282,929

Principal LifeTime 2030 Fund
Investment Companies		$5,838,645	$—	$—	$5,838,645
	Total investments in securities $	5,838,645	$—	$—	$5,838,645

Principal LifeTime 2035 Fund
Investment Companies		$866,681	$—	$—	$866,681
	Total investments in securities $	866,681	$—	$—	$866,681

Principal LifeTime 2040 Fund
Investment Companies		$3,625,901	$—	$—	$3,625,901
	Total investments in securities $	3,625,901	$—	$—	$3,625,901

Principal LifeTime 2045 Fund
Investment Companies		$463,590	$—	$—	$463,590
	Total investments in securities $	463,590	$—	$—	$463,590

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2050 Fund
Investment Companies		$1,654,230	$—	$—	$1,654,230
	Total investments in securities $	1,654,230	$—	$—	$1,654,230

Principal LifeTime 2055 Fund
Investment Companies		$87,194	$—	$—	$87,194
	Total investments in securities $	87,194	$—	$—	$87,194

Principal LifeTime 2060 Fund
Investment Companies		$98	$—	$—	$98
	Total investments in securities $	98	$—	$—	$98

Principal LifeTime Strategic Income Fund
Investment Companies		$824,653	$—	$—	$824,653
	Total investments in securities $	824,653	$—	$—	$824,653

Real Estate Securities Fund
Common Stocks*		$1,802,538	$—	$—	$1,802,538
Repurchase Agreements		—	29,310	—	29,310
	Total investments in securities $	1,802,538	$29,310	$—	$1,831,848

SAM Balanced Portfolio
Investment Companies		$4,204,305	$—	$—	$4,204,305
	Total investments in securities $	4,204,305	$—	$—	$4,204,305

SAM Conservative Balanced Portfolio
Investment Companies		$1,365,626	$—	$—	$1,365,626
	Total investments in securities $	1,365,626	$—	$—	$1,365,626

SAM Conservative Growth Portfolio
Investment Companies		$2,797,107	$—	$—	$2,797,107
	Total investments in securities $	2,797,107	$—	$—	$2,797,107

SAM Flexible Income Portfolio
Investment Companies		$1,726,321	$—	$—	$1,726,321
	Total investments in securities $	1,726,321	$—	$—	$1,726,321

SAM Strategic Growth Portfolio
Investment Companies		$1,742,121	$—	$—	$1,742,121
	Total investments in securities $	1,742,121	$—	$—	$1,742,121

Short-Term Income Fund
Bonds		$—	$1,682,507	$23,455	$1,705,962
Repurchase Agreements		—	1,539	—	1,539
U.S. Government & Government Agency Obligations		—	3,893	—	3,893
	Total investments in securities $	—	$1,687,939	$23,455	$1,711,394
Liabilities
Interest Rate Contracts**
Futures		$(258)	$—	$—	$(258)

SmallCap Blend Fund
Common Stocks
Basic Materials		$9,554	$—	$—	$9,554
Communications		17,089	—	—	17,089
Consumer, Cyclical		63,043	—	—	63,043
Consumer, Non-cyclical		72,176	44	—	72,220
Energy		27,654	—	—	27,654
Financial		80,099	—	—	80,099
Industrial		62,927	—	—	62,927
Technology		43,664	—	—	43,664
Utilities		15,970	—	—	15,970
Repurchase Agreements		—	13,122	—	13,122
	Total investments in securities $	392,176	$13,166	$—	$405,342
Assets
Equity Contracts**
Futures		$165	$—	$—	$165

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

4. Fair Valuation (Continued)
Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Fund I
Common Stocks*		$1,501,663	$—	$—	$1,501,663
Repurchase Agreements		—	73,819	—	73,819
	Total investments in securities $	1,501,663	$73,819	$—	$1,575,482
Assets
Equity Contracts**
Futures		$1,232	$—	$—	$1,232

SmallCap Growth Fund II
Common Stocks*		$154,230	$—	$—	$154,230
Repurchase Agreements		—	5,080	—	5,080
	Total investments in securities $	154,230	$5,080	$—	$159,310
Assets
Equity Contracts**
Futures		$89	$—	$—	$89

SmallCap S&P 600 Index Fund
Common Stocks*		$683,510	$—	$—	$683,510
Repurchase Agreements		—	13,194	—	13,194
	Total investments in securities $	683,510	$13,194	$—	$696,704
Assets
Equity Contracts**
Futures		$245	$—	$—	$245

SmallCap Value Fund II
Common Stocks
Basic Materials		$45,277	$—	$—	$45,277
Communications		40,066	—	—	40,066
Consumer, Cyclical		162,485	—	—	162,485
Consumer, Non-cyclical		173,840	—	43	173,883
Diversified		1,152	—	—	1,152
Energy		75,252	—	—	75,252
Financial		359,693	2	3	359,698
Industrial		179,777	—	11	179,788
Technology		105,223	—	—	105,223
Utilities		27,604	—	—	27,604
Repurchase Agreements		—	52,227	—	52,227
	Total investments in securities $	1,170,369	$52,229	$57	$1,222,655
Assets
Equity Contracts**
Futures		$929	$—	$—	$929

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Futures, foreign currency contracts, and swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Fund's have used Level 3 inputs to determine fair value are as follows (amounts shown in thousands):

Fund	Value October 31, 2012		Realized Gain/ (Loss)	Accrued Discounts/ Premiums and Change in Unrealized Gain/(Loss)	Purchases	Proceeds from Sales		Transfers into Level 3 *	Transfers Out of Level 3**	Value April 30, 2013		Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2013
Short-Term Income Fund
Bonds		$13,644	$(1)	$41	$17,961	$(690	) $	—	$(7,500	) $	23,455	$41
	Total $	13,644	$(1)	$41	$17,961	$(690	) $	—	$(7,500	) $	23,455	$41

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted

2. Securities that have certain restrictions on trading

3. Instances in which a security is not priced by a pricing services.

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes

2. Securities where trading restrictions have expired

3. Instances in which a price becomes available from a pricing service.

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by each of the Principal LifeTime Funds is .03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion. The annual rates used in this calculation for each of the other Funds are as follows:

		Net Assets of Funds					Net Assets of Funds
		(in millions)					(in millions)
	First $500	Next $500	Next $500	Over $1.5 billion		First $500	Next $500	Next $500	Over $1.5 billion

Global Real Estate Securities Fund	.90%	.88%	.86%	.85%	Overseas Fund	1.10%	1.08%	1.06%	1.05%
Inflation Protection Fund	.40	.38	.36	.35	SmallCap Blend Fund	.75	.73	.71	.70
LargeCap Blend Fund II	.75	.73	.71	.70	SmallCap Growth Fund I	1.10	1.08	1.06	1.05
MidCap Growth Fund	.65	.63	.61	.60	SmallCap Growth Fund II	1.00	.98	.96	.95
MidCap Growth Fund III	1.00	.96	.94	.92	SmallCap Value Fund II	1.00	.98	.96	.95
MidCap Value Fund III	.65	.63	.61	.60

		Net Assets of Funds (in millions)
	First $500	Next $500	Next $500	Next $500	Next $1 billion	Over $3 billion

Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
High Yield Fund I	.65	.63	.61	.60	.59	.58
International Emerging Markets Fund	1.20	1.18	1.16	1.15	1.14	1.13
International Fund I	.97	.95	.93	.92	.91	.90
LargeCap Growth Fund I	.66	.64	.62	.61	.60	.59
LargeCap Growth Fund II	.89	.87	.85	.84	.83	.82
LargeCap Value Fund	.45	.43	.41	.40	.39	.38
LargeCap Value Fund I	.80	.78	.76	.75	.74	.73
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
MidCap Fund	.65	.63	.61	.60	.59	.58
MidCap Value Fund I	1.00	.98	.96	.95	.94	.93
Money Market Fund	.40	.39	.38	.37	.36	.35
Real Estate Securities Fund	.85	.83	.81	.80	.79	.78

	Net Assets of Fund (in millions)				Net Assets of Fund (in billions)
	First $250	Over $250			First $2 billion	Next $1 billion	Over $3 billion

High Yield Fund	.625%	.50%		Income Fund	.50%	.44%	.43%

	Net Assets of Fund (in millions)				Net Assets of Fund (in millions)
	First $200	Next $300	Over $500		First $500	Next $500	Over $1 billion

Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund	.625%	.50%	.375%

Net Assets of Funds	Net Assets of Fund (in millions)
First $2 billion	Over $2 billion	First $250	Next $250	Over $500

Government & High Quality Bond Fund	.50%	.45%	Equity Income Fund	.60%	.55%	.50%

Net Assets of Fund (in millions)
First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion

LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2013 (unaudited)
5. Management Agreement and Transactions with Affiliates (Continued)

		All Net Assets
LargeCap S&P 500 Index Fund			.15%
MidCap S&P 400 Index Fund			.15
SmallCap S&P 600 Index Fund			.15

			Net Assets of Fund (in millions)
	First $500	Next $500	Next $500	Next $500	Next $500	Over $2.5 billion

Core Plus Bond Fund I	.60%	.58%	.56%	.55%	.53%	.50%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from November 1, 2012 through April 30,2013
	Class A		Class B	Class C	Class J	Institutional		Expiration
Bond & Mortgage Securities Fund	.94%		1.60%	1.75%	N/A	N/A		February 28, 2014
Diversified International Fund	N/A		2.47	2.08	N/A	N/A		February 28, 2014
Equity Income Fund	N/A		1.97	N/A	N/A	N/A		February 28, 2014
Global Diversified Income Fund	1.25		N/A	2.00	N/A	.90	%*	February 28, 2014
Global Real Estate Securities Fund	1.45		N/A	2.20	N/A	1.00	**	February 28, 2014
Government & High Quality Bond Fund	.88		1.65	1.63	1.00%	N/A		February 28, 2014
High Yield Fund	N/A		1.92	N/A	N/A	.61	^	February 28, 2014
High Yield Fund I	1.05	^	N/A	N/A	N/A	N/A		February 28, 2014
Income Fund	N/A		1.90	N/A	1.10	N/A		February 28, 2014
Inflation Protection Fund	.90		N/A	1.65	1.15	N/A		February 28, 2014
International Emerging Markets Fund	N/A		2.78	2.80	N/A	N/A		February 28, 2014
LargeCap Growth Fund	N/A		2.25	N/A	N/A	N/A		February 28, 2014
LargeCap Growth Fund I	1.25	^	N/A	N/A	N/A	N/A		February 28, 2014
LargeCap S&P 500 Index Fund	.70		N/A	1.30	N/A	N/A		February 28, 2014
LargeCap Value Fund	N/A		2.00	1.70	N/A	N/A		February 28, 2014
MidCap Fund	N/A		2.09	1.95	N/A	N/A		February 28, 2014
MidCap Growth Fund	N/A		N/A	N/A	N/A	.75	^	February 28, 2014
MidCap S&P 400 Index Fund	N/A		N/A	N/A	N/A	.25	^	February 28, 2014
MidCap Value Fund III	N/A		N/A	N/A	N/A	.736	***	February 28, 2014
Money Market Fund	N/A		1.55	1.79	N/A	N/A		February 28, 2014
Overseas Fund	N/A		N/A	N/A	N/A	1.10	*	February 28, 2014
Principal Capital Appreciation Fund	N/A		1.99	1.82	N/A	N/A		February 28, 2014
Principal LifeTime 2010 Fund	.41		N/A	N/A	N/A	N/A		February 28, 2014
Principal LifeTime 2015 Fund	N/A		N/A	N/A	N/A	.08	*	February 28, 2014
Principal LifeTime 2020 Fund	.41		1.16	N/A	N/A	N/A		February 28, 2014
Principal LifeTime 2025 Fund	N/A		N/A	N/A	N/A	.08	*	February 28, 2014
Principal LifeTime 2030 Fund	.41		1.16	N/A	N/A	N/A		February 28, 2014
Principal LifeTime 2035 Fund	N/A		N/A	N/A	N/A	.08	*	February 28, 2014
Principal LifeTime 2040 Fund	.41		1.16	N/A	N/A	N/A		February 28, 2014
Principal LifeTime 2045 Fund	N/A		N/A	N/A	N/A	.08	*	February 28, 2014
Principal LifeTime 2050 Fund	.41		1.16	N/A	N/A	N/A		February 28, 2014
Principal LifeTime 2055 Fund	N/A		N/A	N/A	N/A	.13	^^	February 28, 2014
Principal LifeTime 2060 Fund	N/A		N/A	N/A	.41^	.13	^	February 28, 2014
Principal LifeTime Strategic Income Fund	.41		1.16	N/A	N/A	N/A		February 28, 2014
Real Estate Securities Fund	1.45		2.20	2.20	N/A	N/A		February 28, 2014
SAM Balanced Portfolio	N/A		1.70	N/A	N/A	N/A		February 28, 2014

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Period from November 1, 2012 through April 30,2013
	Class A	Class B	Class C	Class J		Institutional		Expiration
SAM Conservative Balanced Portfolio	.63%	1.38%	1.38%	.63%		N/A		February 28, 2014
SAM Conservative Growth Portfolio	N/A	1.71	N/A	N/A		N/A		February 28, 2014
SAM Flexible Income Portfolio	N/A	1.69	N/A	N/A		N/A		February 28, 2014
SAM Strategic Growth Portfolio	N/A	1.75	N/A	N/A		N/A		February 28, 2014
Short-Term Income Fund	N/A	N/A	1.67	1.07	*	N/A		February 28, 2014
SmallCap Blend Fund	1.35	2.29	2.08	N/A		.80%		February 28, 2014
SmallCap Growth Fund II	N/A	N/A	N/A	1.58		N/A		February 28, 2014
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	N/A		.25	^	February 28, 2014
SmallCap Value Fund II	N/A	N/A	N/A	1.926		N/A		February 28, 2014

*	Expired February 28, 2013.
**	Prior to March 1, 2013, the expense limit was .95%.
***	Prior to March 1, 2013, the expense limit was .69%.
^	Period from March 1, 2013 through April 30, 2013.
^^	Prior to March 1, 2013, the expense limit was .08%.

			Period from November 1, 2012 through April 30,2013
	R-1		R-2		R-3		R-4		R-5		Expiration
Government & High Quality Bond Fund	1.29%		1.16%		.98%		.79%		.67%		February 28, 2014
Principal LifeTime 2055 Fund	.96		.83		.65		.46		.34		February 28, 2014
Principal LifeTime 2060 Fund	.96	^	.83	^	.65	^	.46	^	.34	^	February 28, 2014
Short-Term Income Fund	1.30		1.18		.99		.79		.68		February 28, 2014

^ Period from March 1, 2013 through April 30, 2013.

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ended February 28, 2014. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

International Fund I	.046%	MidCap Value Fund I	.020%
LargeCap Blend Fund II	.018	MidCap Value Fund III	.014
LargeCap Growth Fund I	.016	Overseas Fund	.030
LargeCap Growth Fund II	.014	SmallCap Growth Fund I	.022
LargeCap Value Fund I	.014	SmallCap Growth Fund II	.020
LargeCap Value Fund III	.012	SmallCap Value Fund II	.024
MidCap Growth Fund III	.022

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund, MidCap Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund and Short Term Income Fund, respectively.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

For the period November 1, 2012 through February 28, 2013, the Manager voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class of shares of certain of the Funds. The reductions and reimbursements were in amounts that maintained total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The operating expense limits were as follows:

	Expense Limit		Expense Limit
Diversified International Fund	.93%	SAM Conservative Balanced Portfolio	.40%
High Yield Fund	.56	SAM Conservative Growth Portfolio	.40
International Emerging Markets Fund	1.34	SAM Flexible Income Portfolio	.40
International Fund I	.984	SAM Strategic Growth Portfolio	.40
LargeCap S&P 500 Index Fund	.20	Short-Term Income Fund	.54
MidCap Fund	.70	SmallCap Growth Fund I	1.128
MidCap Growth Fund	.70	SmallCap S&P 600 Index Fund	.20
MidCap S&P 400 Index Fund	.20	SmallCap Value Fund II	1.026
SAM Balanced Portfolio	.40

The Manager has voluntarily agreed to limit certain of the Fund’s expenses attributable to Class J shares of Bond & Mortgage Securities Fund and Short-Term Income Fund by paying, if necessary, expenses normally payable by the Fund, excluding interest expense. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .99% and 1.00%, respectively. The expense limit may be terminated at any time.

The Manager has contractually agreed to pay a portion of the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 28, 2014.

For the period November 1, 2012 through February 28, 2013, the Manager voluntarily agreed to limit expenses attributable to Institutional Class shares of Money Market Fund. The expense limit maintained a total level of operating expenses (expressed as a percent of net assets on an annualized basis) not to exceed .43%.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Income Fund	Class A	.15

The Distributor has contractually agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund) through February 28, 2014. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares.

The Distributor has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75% for Class B and 0% for Class C shares, respectively. The expense limit may be terminated at any time.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retain sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2013, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$46	$1	$—	$6
Diversified International Fund	87	2	—	4
Equity Income Fund	208	2	4	N/A
Global Diversified Income Fund	1,437	N/A	159	N/A
Global Real Estate Securities Fund	41	N/A	3	N/A
Government & High Quality Bond Fund	305	4	24	22
High Yield Fund	193	6	31	N/A
High Yield Fund I	1	N/A	N/A	N/A
Income Fund	255	5	8	21
Inflation Protection Fund	18	N/A	—	2
International Emerging Markets Fund	102	2	1	8
LargeCap Blend Fund II	N/A	N/A	N/A	1
LargeCap Growth Fund	127	1	—	2
LargeCap Growth Fund I	—	N/A	N/A	7
LargeCap Growth Fund II	N/A	N/A	N/A	1
LargeCap S&P 500 Index Fund	50	N/A	1	13
LargeCap Value Fund	66	—	—	3
LargeCap Value Fund III	N/A	N/A	N/A	—
MidCap Fund	515	4	21	7
MidCap Growth Fund	N/A	N/A	N/A	1
MidCap Growth Fund III	N/A	N/A	N/A	1
MidCap S&P 400 Index Fund	N/A	N/A	N/A	2
MidCap Value Fund I	N/A	N/A	N/A	—
MidCap Value Fund III	N/A	N/A	N/A	1
Money Market Fund	3	3	3	44
Principal Capital Appreciation Fund	143	3	1	N/A
Principal LifeTime 2010 Fund	14	N/A	N/A	21
Principal LifeTime 2020 Fund	104	—	N/A	59
Principal LifeTime 2030 Fund	134	1	N/A	87
Principal LifeTime 2040 Fund	108	2	N/A	59
Principal LifeTime 2050 Fund	67	—	N/A	18
Principal LifeTime Strategic Income Fund	17	—	N/A	11
Real Estate Securities Fund	102	1	1	4
SAM Balanced Portfolio	748	13	19	93
SAM Conservative Balanced Portfolio	370	5	5	62
SAM Conservative Growth Portfolio	504	17	11	42
SAM Flexible Income Portfolio	430	6	19	80
SAM Strategic Growth Portfolio	363	14	15	34
Short-Term Income Fund	307	N/A	12	24
SmallCap Blend Fund	70	1	3	3
SmallCap Growth Fund I	N/A	N/A	N/A	1
SmallCap Growth Fund II	N/A	N/A	N/A	—
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	7
SmallCap Value Fund II	N/A	N/A	N/A	1

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

Affiliated Ownership. At April 30, 2013, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Bond & Mortgage Securities Fund	—	—	16,127	—	—	—	—	—
Core Plus Bond Fund I	N/A	N/A	151,216	—	—	—	—	—
Diversified International Fund	—	—	81,530	—	—	—	—	—
Equity Income Fund	—	N/A	59,707	—	—	—	—	—
Global Real Estate Securities Fund	—	N/A	111	N/A	N/A	N/A	N/A	N/A
Government & High Quality Bond Fund	—	—	9	—	—	—	—	—
High Yield Fund	—	N/A	86	N/A	N/A	N/A	N/A	N/A
High Yield Fund I	1	N/A	69,559	N/A	N/A	N/A	N/A	N/A
Income Fund	—	—	19,380	—	—	—	—	—
Inflation Protection Fund	—	—	27,230	—	—	—	—	—
International Emerging Markets Fund	—	—	7,100	—	—	—	—	—
International Fund I	N/A	N/A	47,000	—	—	—	—	—
LargeCap Blend Fund II	N/A	—	36,062	—	—	—	—	—
LargeCap Growth Fund	—	—	9,277	—	—	—	—	—
LargeCap Growth Fund I	1	—	183,528	—	—	—	—	—
LargeCap Growth Fund II	N/A	—	80,111	—	—	—	—	—
LargeCap Value Fund	—	—	7,890	—	—	—	—	—
LargeCap Value Fund I	N/A	N/A	15,481	—	—	—	—	—
LargeCap Value Fund III	N/A	—	21,597	—	—	—	—	—
MidCap Fund	—	—	16	—	—	—	—	—
MidCap Growth Fund III	N/A	—	61,749	—	—	—	—	—
MidCap Value Fund I	N/A	—	63,334	—	—	—	—	—
Money Market Fund	641	—	5,533	N/A	N/A	N/A	N/A	N/A
Overseas Fund	N/A	N/A	40,148	1	1	1	1	1
Principal Capital Appreciation Fund	—	N/A	4,623	—	—	—	—	—
Principal LifeTime 2010 Fund	—	—	75,693	—	—	—	—	—
Principal LifeTime 2015 Fund	N/A	N/A	38,375	—	—	—	—	—
Principal LifeTime 2020 Fund	—	—	250,129	—	—	—	—	—
Principal LifeTime 2025 Fund	N/A	N/A	53,317	—	—	—	—	—
Principal LifeTime 2030 Fund	—	—	247,258	—	—	—	—	—
Principal LifeTime 2035 Fund	N/A	N/A	37,002	—	—	—	—	—
Principal LifeTime 2040 Fund	—	—	153,952	—	—	—	—	—
Principal LifeTime 2045 Fund	N/A	N/A	20,262	—	—	—	—	—
Principal LifeTime 2050 Fund	—	—	80,829	—	—	—	—	—
Principal LifeTime 2055 Fund	N/A	N/A	5,010	—	—	—	—	—
Principal LifeTime 2060 Fund	N/A	1	1	1	1	1	1	1
Principal LifeTime Strategic Income Fund	—	N/A	44,193	—	—	—	—	—
Real Estate Securities Fund	—	—	29,337	—	—	—	—	—
SAM Balanced Portfolio	—	—	45,067	—	—	—	—	—
SAM Conservative Balanced Portfolio	—	—	21,987	—	—	—	—	—
SAM Conservative Growth Portfolio	—	—	27,846	—	—	—	—	—
SAM Flexible Income Portfolio	—	—	13,432	—	—	—	—	—
SAM Strategic Growth Portfolio	—	—	12,402	—	—	—	—	—
Short-Term Income Fund	—	—	15,590	—	—	—	—	—
SmallCap Blend Fund	—	—	2,709	—	—	—	—	—
SmallCap Growth Fund I	N/A	—	46,384	—	—	—	—	—
SmallCap Growth Fund II	N/A	—	11,381	—	—	—	—	—
SmallCap Value Fund II	N/A	—	41,976	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $96,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2013. Brokerage commissions were paid to affiliates of sub-advisors as follows (amounts in thousands):

Period Ended April 30, 2013

MidCap Value Fund I	$24

6. Investment Transactions

For the period ended April, 30, 2013, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$2,090,026	$1,902,289	Overseas Fund	$439,940	$300,783
Core Plus Bond Fund I	3,257,233	3,647,002	Principal Capital Appreciation Fund	71,017	144,666
Diversified International Fund	2,051,382	1,539,413	Principal LifeTime 2010 Fund	155,604	208,349
Equity Income Fund	470,478	333,218	Principal LifeTime 2015 Fund	204,064	110,047
Global Diversified Income Fund	4,131,071	2,024,898	Principal LifeTime 2020 Fund	1,057,570	937,328
Global Real Estate Securities Fund	482,657	436,512	Principal LifeTime 2025 Fund	281,611	98,348
Government & High Quality Bond Fund	376,207	320,393	Principal LifeTime 2030 Fund	852,994	688,267
High Yield Fund	1,500,358	1,402,318	Principal LifeTime 2035 Fund	184,006	56,235
High Yield Fund I	629,665	421,623	Principal LifeTime 2040 Fund	587,944	470,303
Income Fund	463,065	269,999	Principal LifeTime 2045 Fund	112,450	34,235
Inflation Protection Fund	—	3,671	Principal LifeTime 2050 Fund	287,399	170,380
International Emerging Markets Fund	802,643	893,321	Principal LifeTime 2055 Fund	27,190	7,997
International Fund I	267,185	742,465	Principal LifeTime 2060 Fund	132	37
LargeCap Blend Fund II	216,576	264,186	Principal LifeTime Strategic Income Fund	95,316	69,269
LargeCap Growth Fund	666,338	896,024	Real Estate Securities Fund	420,984	333,014
LargeCap Growth Fund I	1,213,403	950,374	SAM Balanced Portfolio	141,866	87,899
LargeCap Growth Fund II	349,085	393,867	SAM Conservative Balanced Portfolio	88,018	18,624
LargeCap S&P 500 Index Fund	158,882	28,095	SAM Conservative Growth Portfolio	71,705	87,541
LargeCap Value Fund	1,140,781	1,075,451	SAM Flexible Income Portfolio	180,366	10,194
LargeCap Value Fund I	698,718	862,812	SAM Strategic Growth Portfolio	50,542	61,990
LargeCap Value Fund III	188,072	238,790	Short-Term Income Fund	630,882	403,479
MidCap Fund	1,387,512	342,931	SmallCap Blend Fund	190,013	204,042
MidCap Growth Fund	101,140	107,814	SmallCap Growth Fund I	522,075	507,952
MidCap Growth Fund III	737,181	786,361	SmallCap Growth Fund II	47,815	60,757
MidCap S&P 400 Index Fund	103,781	20,795	SmallCap S&P 600 Index Fund	103,067	29,083
MidCap Value Fund I	693,403	1,178,396	SmallCap Value Fund II	349,618	393,321
MidCap Value Fund III	586,580	65,879

In addition Core Plus Bond Fund I and Global Diversified Income Fund had $239,256,000 and $923,601,000 of securities sold short and $254,729,000 and $952,337,000 of covers on securities sold short, respectively.

For the period ended April 30, 2013, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales
Bond & Mortgage Securities Fund	$583,089	$735,794
Core Plus Bond Fund I	2,765,338	2,731,830
Global Diversified Income Fund	7,886	–
Government & High Quality Bond Fund	54,426	46,458
High Yield Fund	25,000	24,922
Income Fund	40,193	24,744
Inflation Protection Fund	412,525	368,701
Short-Term Income Fund	1,723	1,664

In addition Core Plus Bond Fund I had $3,340,000 of securities sold short and $3,336,000 of covers on securities sold short.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2013 and October 31, 2012 were as follows (amounts in thousands):

	Ordinary Income		Long-Term Capital Gain

	2013	2012		2013	2012	*
Bond & Mortgage Securities Fund	$28,505	$69,911	$	— $	—
Core Plus Bond Fund I	111,500	86,907		40,018	—
Diversified International Fund	73,597	40,930		—	—
Equity Income Fund	69,841	110,312		—	—
Global Diversified Income Fund	196,205	200,495		33,884	8,978
Global Real Estate Securities Fund	73,886	13,934		—	—
Government & High Quality Bond Fund	28,981	64,963		—	—
High Yield Fund	163,325	270,385		6,376	97,367
High Yield Fund I	122,220	125,867		21,582	16,606
Income Fund	48,847	90,963		—	—
Inflation Protection Fund	3,836	2,585		—	—
International Emerging Markets Fund	21,495	17,557		—	—
International Fund I	21,369	19,522		—	—
LargeCap Blend Fund II	16,554	11,558		—	—
LargeCap Growth Fund	14,845	5,364		—	—
LargeCap Growth Fund I	26,487	4,484		213,061	121,320
LargeCap Growth Fund II	10,856	5,897		16,846	90,111
LargeCap S&P 500 Index Fund	52,369	41,058		—	—
LargeCap Value Fund	38,399	20,946		—	—
LargeCap Value Fund I	45,391	33,260		—	—
LargeCap Value Fund III	17,208	19,865		—	—
MidCap Fund	43,421	23,275		54,040	94,325
MidCap Growth Fund	—	3,177		5,431	11,428
MidCap Growth Fund III	4,487	—		30,823	—
MidCap S&P 400 Index Fund	8,654	4,955		17,272	16,732
MidCap Value Fund I	20,031	8,906		—	—
MidCap Value Fund III	1,226	805		—	—
Overseas Fund	37,311	59,406		—	29,538
Principal Capital Appreciation Fund	26,749	20,224		20,351	15,069
Principal LifeTime 2010 Fund	39,103	38,883		—	—
Principal LifeTime 2015 Fund	20,115	14,089		15,062	8,967
Principal LifeTime 2020 Fund	124,847	108,020		—	—
Principal LifeTime 2025 Fund	23,023	16,611		21,101	2,708
Principal LifeTime 2030 Fund	112,077	97,326		—	—
Principal LifeTime 2035 Fund	14,556	9,895		12,300	1,594
Principal LifeTime 2040 Fund	66,204	53,315		—	—
Principal LifeTime 2045 Fund	7,567	4,505		5,279	819
Principal LifeTime 2050 Fund	28,890	21,014		—	—
Principal LifeTime 2055 Fund	1,342	695		691	121
Principal LifeTime Strategic Income Fund	19,423	19,067		—	—
Real Estate Securities Fund	10,307	15,917		—	—
SAM Balanced Portfolio	53,334	62,722		—	—
SAM Conservative Balanced Portfolio	18,968	23,747		6,496	4,616
SAM Conservative Growth Portfolio	37,712	28,359		—	—
SAM Flexible Income Portfolio	26,249	36,793		14,269	1,585
SAM Strategic Growth Portfolio	17,084	8,586		—	—
Short-Term Income Fund	12,131	23,851		—	—
SmallCap Blend Fund	1,547	—		2,003	—
SmallCap Growth Fund I	—	—		87,990	67,456
SmallCap S&P 600 Index Fund	6,771	2,351		—	—
SmallCap Value Fund II	14,153	4,457		—	—

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2012, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Core Plus Bond Fund I	$90,561	$40,004
Diversified International Fund	65,764	—
Equity Income Fund	6,031	—
Global Diversified Income Fund	32,682	33,868
Global Real Estate Securities Fund	62,468	—
High Yield Fund	33,044	6,370
High Yield Fund I	80,970	21,571
Income Fund	527	—
Inflation Protection Fund	1,777	—
International Emerging Markets Fund	19,818	—
International Fund I	20,089	—
LargeCap Blend Fund II	10,149	—
LargeCap Growth Fund	5,356	—
LargeCap Growth Fund I	10,349	213,043
LargeCap Growth Fund II	6,306	16,843
LargeCap S&P 500 Index Fund	36,447	—
LargeCap Value Fund	24,851	—
LargeCap Value Fund I	29,392	—
LargeCap Value Fund III	13,085	—
MidCap Fund	34,066	54,019
MidCap Growth Fund	—	5,431
MidCap Growth Fund III	327	30,818
MidCap S&P 400 Index Fund	5,926	17,270
MidCap Value Fund I	12,572	—
MidCap Value Fund III	795	—
Overseas Fund	33,589	—
Principal Capital Appreciation Fund	16,402	20,351
Principal LifeTime 2010 Fund	10,700	—
Principal LifeTime 2015 Fund	5,734	15,061
Principal LifeTime 2020 Fund	17,814	—
Principal LifeTime 2025 Fund	2,608	21,094
Principal LifeTime 2030 Fund	8,598	—
Principal LifeTime 2035 Fund	738	12,294
Principal LifeTime 2040 Fund	2,692	—
Principal LifeTime 2045 Fund	302	5,278
Principal LifeTime 2050 Fund	871	—
Principal LifeTime 2055 Fund	33	690
Principal LifeTime Strategic Income Fund	6,657	—
Real Estate Securities Fund	4,730	—
SAM Balanced Portfolio	2,343	—
SAM Conservative Balanced Portfolio	2,367	6,490
SAM Conservative Growth Portfolio	9,241	—
SAM Flexible Income Portfolio	1,280	14,264
SAM Strategic Growth Portfolio	7,373	—
Short-Term Income Fund	1,229	—
SmallCap Blend Fund	560	—
SmallCap Growth Fund I	—	87,980
SmallCap S&P 600 Index Fund	3,509	—
SmallCap Value Fund II	6,464	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of October 31, 2012, Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, Money Market Fund, and SmallCap Growth Fund II had no distributable earnings on a federal income tax basis.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2012, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:					No Expiration
	2014	2015		2016	2017	2018	2019	Short - Term	Long - Term		Total	Annual Limitations*

Bond & Mortgage Securities Fund	$—	$	— $	2,545	$135,017	$—	$20,018	$—	$	— $ 157,580		$—
Diversified International Fund	—		174,980	104,394	469,054	—	—	55,287		—	803,715	38,411
Equity Income Fund	—		—	186,074	407,289	—	6,706	—		—	600,069	—
Global Real Estate Securities Fund	—		—	—	1,000	117	—	—		—	1,117	200
Government & High Quality Bond Fund	6,007		3,147	55,498	2,385	—	—	—		—	67,037	—
Income Fund	1,046		2,036	—	18,489	8,587	13,420	556		10,799	54,933	—
Inflation Protection Fund	—		—	—	312	—	—	—		—	312	—
International Emerging Markets Fund	—		—	—	68,739	—	—	30,057		—	98,796	—
International Fund I	—		—	217,373	272,451	—	—	17,039		—	506,863	—
LargeCap Blend Fund II	—		—	—	57,334	—	—	—		—	57,334	—
LargeCap Growth Fund	—		—	—	99,631	—	—	—		—	99,631	—
LargeCap Growth Fund II	—		—	—	119,765	—	—	—		—	119,765	62,861
LargeCap S&P 500 Index Fund	—		26,771	152,578	18,331	—	—	—		—	197,680	38,431
LargeCap Value Fund	—		—	—	45,618	—	—	—		—	45,618	—
LargeCap Value Fund I	—		—	—	42,763	—	—	—		—	42,763	—
LargeCap Value Fund III	—		—	—	383,191	—	—	—		—	383,191	—
MidCap Value Fund I	—		—	—	12,166	—	—	—		—	12,166	—
MidCap Value Fund III	—		—	—	8,645	—	—	—		—	8,645	—
Money Market Fund	24		3,000	35,617	2,969	—	—	—		—	41,610	5,612
Overseas Fund	—		—	—	—	—	—	5,904		—	5,904	—
Principal Capital Appreciation Fund	—		27,313	9,104	—	—	—	—		—	36,417	9,104
Principal LifeTime 2010 Fund	—		—	—	16,729	105,649	—	—		—	122,378	—
Principal LifeTime 2020 Fund	—		—	—	—	144,100	—	—		—	144,100	—
Principal LifeTime 2030 Fund	—		—	—	—	114,800	—	—		—	114,800	—
Principal LifeTime 2040 Fund	—		—	—	—	31,799	—	—		—	31,799	—
Principal LifeTime 2050 Fund	—		—	—	—	8,387	—	—		—	8,387	—
Principal LifeTime
Strategic Income Fund	—		—	—	17,227	32,135	—	—		—	49,362	—
Real Estate Securities Fund	—		—	—	23,364	—	—	—		—	23,364	—
SAM Balanced Portfolio	—		—	—	69,703	20,658	—	—		—	90,361	—
SAM Conservative Growth Portfolio	—		—	—	60,616	39,080	—	—		—	99,696	—
SAM Strategic Growth Portfolio	—		—	—	67,328	31,419	6,329	—		—	105,076	—
Short-Term Income Fund	—		278	18,801	15,548	—	—	—		—	34,627	5,314
SmallCap Blend Fund	—		—	23,636	16,251	—	—	—		—	39,887	4,161
SmallCap Growth Fund II	—		—	—	809	—	—	—		—	809	—
SmallCap S&P 600 Index Fund	—		—	—	—	14,161	—	—		—	14,161	—
SmallCap Value Fund II	—		—	34,835	22,696	—	—	—		—	57,531	—

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

As of October 31, 2012, the following funds had expired capital loss carryforwards or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Bond & Mortgage Securities Fund	$—	$31,705
Core Plus Bond Fund I	—	35,208
Equity Income Fund	—	63,185
Global Real Estate Securities Fund	—	1,016
Government & High Quality Bond Fund	—	5,964
Income Fund	892	—
Inflation Protection Fund	—	52,212
LargeCap Blend Fund II	—	35,467
LargeCap Growth Fund	—	207,884
LargeCap Growth Fund II	—	62,861
LargeCap S&P 500 Index Fund	—	23,338
LargeCap Value Fund	—	70,076
LargeCap Value Fund I	—	115,244
LargeCap Value Fund III	—	32,510
MidCap Growth Fund III	—	36,852
MidCap Value Fund I	—	118,356
MidCap Value Fund III	—	4,958
Money Market Fund	—	4
Principal Capital Appreciation Fund	—	9,104
Principal LifeTime 2010 Fund	—	50,705
Principal LifeTime 2015 Fund	—	7
Principal LifeTime 2020 Fund	—	85,051
Principal LifeTime 2030 Fund	—	56,948
Principal LifeTime 2035 Fund	—	7
Principal LifeTime 2040 Fund	—	39,117
Principal LifeTime 2050 Fund	—	17,507
Principal LifeTime Strategic Income Fund	—	7,810
Real Estate Securities Fund	—	224,962
SAM Balanced Portfolio	—	38,897
SAM Conservative Growth Portfolio	—	30,069
SAM Strategic Growth Portfolio	—	17,806
Short-Term Income Fund	—	7,038
SmallCap Blend Fund	18,067	30,660
SmallCap Growth Fund II	—	24,833
SmallCap S&P 600 Index Fund	—	20,112
SmallCap Value Fund II	—	52,090

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At October 31, 2012, the Funds had late-year losses as follows (amounts in thousands):

Late-Year Loss
MidCap Growth Fund	$223
SmallCap Growth Fund I	2,433
SmallCap Growth Fund II	1,161

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2012, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments	Paid in Capital

Bond & Mortgage Securities Fund	$8,899	$(1,196)	$(7,703)
Core Plus Bond Fund I	4,421	(4,421)	—
Diversified International Fund	880	304	(1,184)
Equity Income Fund	(8,089)	8,989	(900)
Global Diversified Income Fund	(1,108)	(1,469)	2,577
Global Real Estate Securities Fund	3,804	(3,604)	(200)
Government & High Quality Bond Fund	12,422	(9,860)	(2,562)
High Yield Fund	6,629	(6,629)	—
High Yield Fund I	(1,028)	1,028	—
Income Fund	4,303	(3,411)	(892)
Inflation Protection Fund	(3,925)	3,925	—
International Emerging Markets Fund	(1,974)	1,974	—
International Fund I	383	(383)	—
LargeCap Growth Fund	(832)	832	—
LargeCap Growth Fund I	(32)	32	—
LargeCap Growth Fund II	312	(312)	—
LargeCap S&P 500 Index Fund	(28)	28	—
LargeCap Value Fund I	(1)	1	—
LargeCap Value Fund III	(11)	11	—
MidCap Fund	8,582	(8,582)	—
MidCap Growth Fund	99	—	(99)
MidCap Growth Fund III	(7)	(8)	15
MidCap S&P 400 Index Fund	24	(24)	—
MidCap Value Fund I	(4)	4	—
Overseas Fund	1,247	(1,247)	—
Principal Capital Appreciation Fund	592	(592)	—
Real Estate Securities Fund	(918)	(124)	1,042
SAM Conservative Growth Portfolio	3	—	(3)
SAM Flexible Income Portfolio	—	(413)	413
Short-Term Income Fund	9	(9)	—
SmallCap Blend Fund	1	(27,910)	27,909
SmallCap Growth Fund I	6,958	(6,974)	16
SmallCap Growth Fund II	215	—	(215)
SmallCap Value Fund II	28	(37)	9

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At April 30, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost for federal income tax purposes

Bond & Mortgage Securities Fund	$77,561	$(11,532)	$66,029	$2,590,787
Core Plus Bond Fund I	168,043	(1,505)	166,538	3,928,604
Diversified International Fund	737,008	(55,526)	681,482	3,748,820
Equity Income Fund	1,413,695	(71,019)	1,342,676	3,626,260
Global Diversified Income Fund	581,346	(40,138)	541,208	7,183,282
Global Real Estate Securities Fund	205,529	(7,169)	198,360	1,148,294
Government & High Quality Bond Fund	71,561	(12,047)	59,514	1,909,957
High Yield Fund	245,459	(73,408)	172,051	3,752,543
High Yield Fund I	83,133	(8,730)	74,403	1,360,600
Income Fund	186,991	(11,121)	175,870	2,352,747
Inflation Protection Fund	34,147	(9,468)	24,679	849,885
International Emerging Markets Fund	193,269	(68,441)	124,828	1,514,606
International Fund I	94,450	(25,030)	69,420	640,663
LargeCap Blend Fund II	246,186	(11,112)	235,074	891,439
LargeCap Growth Fund	630,082	(20,266)	609,816	1,868,128
LargeCap Growth Fund I	1,186,971	(112,648)	1,074,323	4,667,614
LargeCap Growth Fund II	234,804	(13,072)	221,732	1,040,504
LargeCap S&P 500 Index Fund	964,279	(109,506)	854,773	2,424,647
LargeCap Value Fund	343,223	(15,076)	328,147	1,827,372
LargeCap Value Fund I	364,997	(36,607)	328,390	1,962,825
LargeCap Value Fund III	140,888	(6,567)	134,321	677,222
MidCap Fund	1,171,811	(36,241)	1,135,570	4,288,131
MidCap Growth Fund	14,401	(922)	13,479	96,714
MidCap Growth Fund III	280,627	(27,573)	253,054	1,307,273
MidCap S&P 400 Index Fund	195,974	(36,326)	159,648	603,215
MidCap Value Fund I	200,569	(13,992)	186,577	1,210,269
MidCap Value Fund III	42,298	(7,749)	34,549	624,927
Money Market Fund	—	—	—	1,065,316
Overseas Fund	316,063	(94,486)	221,577	1,756,181
Principal Capital Appreciation Fund	770,827	(32,619)	738,208	1,191,415
Principal LifeTime 2010 Fund	190,078	(31,105)	158,973	1,575,221
Principal LifeTime 2015 Fund	143,032	(762)	142,270	792,000
Principal LifeTime 2020 Fund	809,908	(108,594)	701,314	5,432,226
Principal LifeTime 2025 Fund	211,028	(2,619)	208,409	1,074,520
Principal LifeTime 2030 Fund	877,520	(111,363)	766,157	5,072,488
Principal LifeTime 2035 Fund	155,201	(1,628)	153,573	713,108
Principal LifeTime 2040 Fund	607,301	(66,377)	540,924	3,084,977
Principal LifeTime 2045 Fund	79,204	(707)	78,497	385,093
Principal LifeTime 2050 Fund	276,689	(36,868)	239,821	1,414,409
Principal LifeTime 2055 Fund	12,961	(139)	12,822	74,372
Principal LifeTime 2060 Fund	3	—	3	95
Principal LifeTime Strategic Income Fund	71,226	(3,947)	67,279	757,374
Real Estate Securities Fund	562,842	(2,597)	560,245	1,271,603
SAM Balanced Portfolio	768,171	(1,319)	766,852	3,437,453
SAM Conservative Balanced Portfolio	181,097	(322)	180,775	1,184,851
SAM Conservative Growth Portfolio	584,012	(1,480)	582,532	2,214,575
SAM Flexible Income Portfolio	180,972	(1,181)	179,791	1,546,530
SAM Strategic Growth Portfolio	397,443	(2,355)	395,088	1,347,033
Short-Term Income Fund	38,684	(2,176)	36,508	1,674,886
SmallCap Blend Fund	75,300	(8,054)	67,246	338,096
SmallCap Growth Fund I	290,628	(42,523)	248,105	1,327,377
SmallCap Growth Fund II	37,146	(4,795)	32,351	126,959
SmallCap S&P 600 Index Fund	166,265	(43,078)	123,187	573,517
SmallCap Value Fund II	223,581	(69,715)	153,866	1,068,789

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Semiconductors - 0.00%				BONDS (continued)	Amount (000's)	Value	(000	's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803	$—		Automobile Asset Backed Securities (continued)
				AmeriCredit Automobile Receivables Trust
TOTAL COMMON STOCKS		$—		2012-3
PREFERRED STOCKS - 0.46%	Shares Held	Value(000	's)	0.71%, 12/08/2015(f)	$2,872		$2,875
				AmeriCredit Automobile Receivables Trust
Banks- 0.46%				2013-1
Ally Financial Inc (d)	1,250	1,234
BB&T Corp (e)	110,000	2,745		0.49%, 06/08/2016	3,150		3,151
				ARI Fleet Lease Trust 2012-B
Goldman Sachs Group Inc/The(a)	285,000	7,327		0.50%, 01/15/2021(d),(f)	5,643		5,630
		$11,306		Capital Auto Receivables Asset Trust 2013-1
TOTAL PREFERRED STOCKS		$11,306		0.62%, 07/20/2016	2,000		2,003
	Principal			0.79%, 06/20/2017	4,500		4,516
BONDS- 59.80%	Amount (000's)	Value(000	's)	CarMax Auto Owner Trust 2012-2
				0.64%, 05/15/2015(f)	6,418		6,426
Advertising - 0.18%
Interpublic Group of Cos Inc/The				CarMax Auto Owner Trust 2013-1
4.00%, 03/15/2022	$1,055	$1,091		0.42%, 03/15/2016	6,000		6,002
6.25%, 11/15/2014	585	626		Mercedes-Benz Auto Lease Trust 2012-A
				0.66%, 04/15/2014(f)	1,398		1,398
10.00%, 07/15/2017	2,360	2,513
MDC Partners Inc				Nissan Auto Lease Trust
				(f)
6.75%, 04/01/2020(d)	270	281		0.36%, 07/15/2014	1,607		1,607
		$4,511		Nissan Auto Receivables 2013-A Owner
				Trust
Aerospace & Defense - 0.07%				0.37%, 09/15/2015	4,375		4,376
Air 2 US				Santander Drive Auto Receivables Trust 2010-
8.03%, 10/01/2020(c),(d)	427	457		1
8.63%, 10/01/2020(c),(d)	458	463		1.48%, 05/15/2017(d)	3,311		3,324
United Technologies Corp				Santander Drive Auto Receivables Trust 2012-
1.20%, 06/01/2015	770	782		1
		$1,702		1.25%, 04/15/2015	2,423		2,429
				Santander Drive Auto Receivables Trust 2012-
Agriculture - 0.63%				2
Altria Group Inc				0.91%, 05/15/2015(f)	2,563		2,567
2.85%, 08/09/2022	2,930	2,924		Santander Drive Auto Receivables Trust 2012-
4.25%, 08/09/2042	55	53		4
4.50%, 05/02/2043(e)	2,670	2,643
				0.79%, 08/17/2015	3,812		3,819
Imperial Tobacco Finance PLC				Santander Drive Auto Receivables Trust 2013-
2.05%, 02/11/2018(d),(f)	2,325	2,357
				1
Philip Morris International Inc				0.48%, 02/16/2016	6,100		6,101
2.50%, 05/16/2016	1,025	1,077		World Omni Automobile Lease Securitization
2.63%, 03/06/2023	2,100	2,109		Trust 2012-A
4.13%, 03/04/2043	3,745	3,798		0.93%, 11/16/2015(f)	3,500		3,517
6.38%, 05/16/2038	30	40					$77,426
Southern States Cooperative Inc
11.25%, 05/15/2015(d)	485	510		Automobile Floor Plan Asset Backed Securities - 2.81%
		$15,511		Ally Master Owner Trust
				0.83%, 05/15/2016(f)	9,900		9,941
Airlines - 0.11%				1.00%, 09/15/2016(f)	3,500		3,523
Air Canada 2013-1 Class A Pass Through				1.07%, 01/15/2016(f)	5,770		5,796
Trust				BMW Floorplan Master Owner Trust
4.13%, 05/15/2025(c),(d),(e)	795	803
				0.60%, 09/15/2017(d),(f)	20,262		20,315
US Airways 2001-1G Pass Through Trust				Ford Credit Floorplan Master Owner Trust A
7.08%, 09/20/2022(c)	344	373
				0.74%, 09/15/2016(f)	8,000		8,021
US Airways 2013-1 Class A Pass Through				0.80%, 09/15/2015(f)	4,500		4,507
Trust				0.90%, 09/15/2015(f)	3,520		3,526
3.95%, 11/15/2025(c)	1,445	1,452
				GE Dealer Floorplan Master Note Trust
		$2,628		0.80%, 07/20/2016(f)	10,000		10,065
Automobile Asset Backed Securities - 3.17%				Nissan Master Owner Trust Receivables
Ally Auto Receivables Trust 2010-5				0.67%, 05/15/2017(f)	3,000		3,012
1.11%, 01/15/2015(f)	1,571	1,573					$68,706
Ally Auto Receivables Trust 2011-5				Automobile Manufacturers - 0.86%
0.99%, 11/16/2015(f)	5,600	5,619
				Chrysler Group LLC / CG Co-Issuer Inc
AmeriCredit Automobile Receivables Trust				8.00%, 06/15/2019	695		778
0.51%, 01/08/2016	3,000	3,001		Daimler Finance North America LLC
AmeriCredit Automobile Receivables Trust				1.25%, 01/11/2016(d)	6,545		6,575
2012-1				1.30%, 07/31/2015(d)	3,205		3,228
0.91%, 10/08/2015(f)	4,468	4,477
				Ford Motor Co
AmeriCredit Automobile Receivables Trust				4.75%, 01/15/2043	2,355		2,354
2012-2				7.40%, 11/01/2046	1,130		1,500
0.76%, 10/08/2015	3,012	3,015		Jaguar Land Rover Automotive PLC
				5.63%, 02/01/2023(d)	200		209

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Automobile Manufacturers (continued)				Banks (continued)
Jaguar Land Rover Automotive PLC				Goldman Sachs Group Inc/The
(continued)				1.47%, 04/30/2018(f)	$4,750	$4,745
7.75%, 05/15/2018(d)	$150	$166		1.60%, 11/23/2015	1,770	1,794
8.13%, 05/15/2021(d)	240	275		2.38%, 01/22/2018	1,215	1,238
Navistar International Corp				3.63%, 02/07/2016	3,220	3,429
8.25%, 11/01/2021	1,025	1,067		3.63%, 01/22/2023	1,685	1,748
Volkswagen International Finance NV				5.75%, 01/24/2022	2,175	2,597
1.15%, 11/20/2015(d)	2,925	2,946		6.45%, 05/01/2036	1,195	1,320
1.60%, 11/20/2017(d)	1,930	1,950		6.75%, 10/01/2037	2,870	3,293
		$21,048		HBOS Capital Funding No2 LP
				6.07%, 06/29/2049(d),(f)	220	202
Automobile Parts & Equipment - 0.09%				ING Bank NV
Continental Rubber of America Corp				2.00%, 09/25/2015(d)	4,680	4,759
4.50%, 09/15/2019(d)	160	166
				3.75%, 03/07/2017(d)	3,595	3,866
Gajah Tunggal Tbk PT				Intesa Sanpaolo SpA
7.75%, 02/06/2018(d)	1,650	1,778
				3.13%, 01/15/2016	10,735	10,731
Schaeffler Finance BV				JP Morgan Chase & Co
4.75%, 05/15/2021(d)	200	202
				1.18%, 01/25/2018(f)	2,250	2,266
		$2,146		3.38%, 05/01/2023(e)	7,850	7,830
Banks- 8.35%				5.15%, 05/29/2049(f)	17,585	17,871
Akbank TAS				LBG Capital No.1 PLC
3.88%, 10/24/2017(d)	750	778		8.00%, 12/29/2049(d),(f)	940	1,004
5.00%, 10/24/2022(d)	450	479		Morgan Stanley
Ally Financial Inc				1.56%, 04/25/2018(f)	7,875	7,871
4.50%, 02/11/2014	200	205		1.75%, 02/25/2016	2,600	2,619
5.50%, 02/15/2017	650	708		2.13%, 04/25/2018	5,000	5,011
Associated Banc-Corp				4.88%, 11/01/2022	12,480	13,453
5.13%, 03/28/2016	5,055	5,543		6.38%, 07/24/2042	1,420	1,801
Banco de Credito e Inversiones				6.63%, 04/01/2018	2,585	3,099
4.00%, 02/11/2023(d)	2,100	2,113		PNC Financial Services Group Inc/The
Banco do Brasil SA/Cayman				6.75%, 07/29/2049(f)	5,180	5,949
3.88%, 10/10/2022	1,840	1,828		RBS Capital Trust I
Banco Santander Mexico SA Institucion de				4.71%, 12/29/2049	280	228
Banca Multiple Grupo Financiero Santander				RBS Capital Trust III
4.13%, 11/09/2022(d)	1,100	1,108		5.51%, 09/29/2049	2,231	1,852
Bancolombia SA				Regions Bank/Birmingham AL
5.95%, 06/03/2021	835	941		6.45%, 06/26/2037	1,055	1,158
Bank of America Corp				Regions Financial Corp
1.35%, 03/22/2018(f)	6,040	6,026		5.75%, 06/15/2015	1,070	1,165
2.00%, 01/11/2018	5,735	5,753		Royal Bank of Scotland Group PLC
6.00%, 09/01/2017	2,145	2,494		6.13%, 12/15/2022	9,850	10,598
Bank of America NA				Santander US Debt SAU
6.00%, 10/15/2036	2,000	2,481		2.99%, 10/07/2013(d)	3,200	3,219
Bank of New York Mellon Corp/The				Sberbank of Russia Via SB Capital SA
0.72%, 03/06/2018(f)	750	751		6.13%, 02/07/2022(d)	450	514
Bank of Nova Scotia				UBS AG/Stamford CT
1.38%, 12/18/2017	3,305	3,324		7.63%, 08/17/2022	6,895	7,995
BBVA Banco Continental SA				VTB Bank OJSC Via VTB Capital SA
5.00%, 08/26/2022(d)	1,100	1,163		6.95%, 10/17/2022(d)	1,000	1,060
BBVA Bancomer SA/Texas				Wells Fargo & Co
6.75%, 09/30/2022(d)	3,430	3,945		1.50%, 01/16/2018	355	356
BBVA US Senior SAU				7.98%, 03/29/2049(f)	7,410	8,586
4.66%, 10/09/2015	4,465	4,640		Zions Bancorporation
BPCE SA				6.00%, 09/15/2015	17	18
2.38%, 10/04/2013(b),(d)	5,520	5,559				$204,064
Capital One Financial Corp				Beverages - 1.51%
1.00%, 11/06/2015	1,420	1,416		Ajecorp BV
CIT Group Inc				6.50%, 05/14/2022(d)	725	793
4.75%, 02/15/2015(d)	300	316
				6.50%, 05/14/2022	2,500	2,734
5.00%, 08/15/2022	1,145	1,281		Anadolu Efes Biracilik Ve Malt Sanayii AS
6.63%, 04/01/2018(d)	295	344
				3.38%, 11/01/2022(d)	2,235	2,196
Citigroup Inc				Anheuser-Busch InBev Worldwide Inc
5.13%, 05/05/2014	10	10		1.38%, 07/15/2017	1,345	1,363
City National Corp/CA				2.50%, 07/15/2022	5,775	5,810
5.25%, 09/15/2020	3,100	3,519		5.38%, 01/15/2020	106	129
Cooperatieve Centrale Raiffeisen-				Corp Lindley SA
Boerenleenbank BA/Netherlands				4.63%, 04/12/2023(d)	325	330
11.00%, 12/29/2049(d),(f)	1,560	2,094
				6.75%, 11/23/2021(d)	700	817
				6.75%, 11/23/2021	1,440	1,681

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Beverages (continued)				Chemicals (continued)
Diageo Capital PLC				Taminco Global Chemical Corp
1.13%, 04/29/2018	$4,230	$4,213		9.75%, 03/31/2020(d)	$2,030		$2,304
2.63%, 04/29/2023	2,750	2,759					$18,549
Pernod-Ricard SA
2.95%, 01/15/2017(d)	1,230	1,295		Coal- 0.02%
4.25%, 07/15/2022(d)	1,375	1,515		Consol Energy Inc
4.45%, 01/15/2022(d)	4,015	4,479		8.00%, 04/01/2017	50		54
5.50%, 01/15/2042(d)	905	1,050		DTEK Finance BV
SABMiller Holdings Inc				9.50%, 04/28/2015	100		105
2.45%, 01/15/2017(d)	5,543	5,806		SunCoke Energy Partners LP / SunCoke
		$36,970		Energy Partners Finance Corp
				7.38%, 02/01/2020(d)	215		229
Biotechnology - 0.48%							$388
Amgen Inc
5.15%, 11/15/2041	760	871		Commercial Services - 0.17%
5.38%, 05/15/2043	955	1,140		BakerCorp International Inc
Celgene Corp				8.25%, 06/01/2019	450		468
1.90%, 08/15/2017	1,195	1,218		Emergency Medical Services Corp
3.25%, 08/15/2022	1,370	1,409		8.13%, 06/01/2019	477		528
Genzyme Corp				ERAC USA Finance LLC
				2.75%, 03/15/2017(d)	1,015		1,060
5.00%, 06/15/2020	810	967		3.30%, 10/15/2022(d)	345		352
Gilead Sciences Inc
3.05%, 12/01/2016	840	902		Igloo Holdings Corp
				8.25%, PIK 9.00%, 12/15/2017(d),(g)	385		393
4.40%, 12/01/2021	4,555	5,226
		$11,733		United Rentals North America Inc
				5.75%, 07/15/2018	100		109
Building Materials - 0.21%				8.25%, 02/01/2021	1,150		1,311
Ainsworth Lumber Co Ltd							$4,221
7.50%, 12/15/2017(d)	155	169
Cementos Pacasmayo SAA				Computers - 0.39%
4.50%, 02/08/2023(d)	300	296		Affiliated Computer Services Inc
Cemex Espana Luxembourg				5.20%, 06/01/2015	1,850		1,981
9.25%, 05/12/2020(f)	650	715		Hewlett-Packard Co
Cimento Tupi SA				3.00%, 09/15/2016	425		439
9.75%, 05/11/2018(d)	351	369		3.30%, 12/09/2016	975		1,018
CRH America Inc				NCR Corp
				4.63%, 02/15/2021(d)	755		755
4.13%, 01/15/2016	1,630	1,734
8.13%, 07/15/2018	1,065	1,324		Seagate HDD Cayman
Owens Corning				6.88%, 05/01/2020	3,700		4,019
4.20%, 12/15/2022	620	654		Spansion LLC
		$5,261		7.88%, 11/15/2017	1,235		1,300
							$9,512
Chemicals - 0.76%
Axiall Corp				Consumer Products - 0.16%
4.88%, 05/15/2023(d)	140	146		Reynolds Group Issuer Inc / Reynolds Group
CF Industries Inc				Issuer LLC / Reynolds Group Issuer
7.13%, 05/01/2020	1,190	1,488		(Luxembourg) S.A.
Cornerstone Chemical Co				5.75%, 10/15/2020	345		361
9.38%, 03/15/2018(d)	115	122		7.13%, 04/15/2019	1,550		1,670
9.38%, 03/15/2018	195	207		7.88%, 08/15/2019	260		291
Dow Chemical Co/The				9.00%, 04/15/2019	400		432
3.00%, 11/15/2022	4,610	4,612		9.88%, 08/15/2019	518		582
4.38%, 11/15/2042	135	134		Sun Products Corp/The
				7.75%, 03/15/2021(d)	595		614
7.38%, 11/01/2029	895	1,217
Eagle Spinco Inc							$3,950
4.63%, 02/15/2021(d)	670	703		Cosmetics & Personal Care - 0.01%
Ecolab Inc				Albea Beauty Holdings SA
3.00%, 12/08/2016	880	936		8.38%, 11/01/2019(d)	200		215
LyondellBasell Industries NV
5.75%, 04/15/2024	1,400	1,687
Mexichem SAB de CV				Credit Card Asset Backed Securities - 1.15%
4.88%, 09/19/2022(d)	1,000	1,087		Chase Issuance Trust
				0.30%, 05/16/2016(f)	3,200		3,201
4.88%, 09/19/2022	1,000	1,088
NOVA Chemicals Corp				Citibank Omni Master Trust
				2.95%, 08/15/2018(d),(f)	20,190		20,837
8.63%, 11/01/2019	537	607
Phosagro OAO via Phosagro Bond Funding				Discover Card Master Trust
				0.40%, 01/16/2018(f)	2,700		2,703
Ltd
4.20%, 02/13/2018(d)	1,190	1,217		Dryrock Issuance Trust
				0.35%, 08/15/2017(c),(f)	1,350		1,350
Taminco Corp
9.13%, PIK 9.88%, 12/15/2017(d),(g)	970	994					$28,091

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Distribution & Wholesale - 0.06%				Electric (continued)
HD Supply Inc				FirstEnergy Corp
7.50%, 07/15/2020(d)	$195	$211		7.38%, 11/15/2031	$735		$879
10.50%, 01/15/2021	1,210	1,269		Florida Power & Light Co
		$1,480		4.05%, 06/01/2042	1,600		1,699
				4.13%, 02/01/2042	755		804
Diversified Financial Services - 1.83%				Indiantown Cogeneration LP
Aircastle Ltd				9.77%, 12/15/2020	378		420
7.63%, 04/15/2020	240	283		Mirant Mid Atlantic Pass Through Trust C
9.75%, 08/01/2018	980	1,118		10.06%, 12/30/2028	2,762		3,121
American Honda Finance Corp				Northern States Power Co/MN
1.00%, 08/11/2015(d)	1,530	1,539
1.60%, 02/16/2018(d)	2,010	2,033		3.40%, 08/15/2042	265		253
				NRG Energy Inc
Countrywide Financial Corp				8.25%, 09/01/2020	820		933
6.25%, 05/15/2016	1,595	1,780		Oncor Electric Delivery Co LLC
Credit Acceptance Corp				5.25%, 09/30/2040	950		1,111
9.13%, 02/01/2017	1,635	1,782		Pacific Gas & Electric Co
DTEK Finance PLC				4.45%, 04/15/2042	645		697
7.88%, 04/04/2018(d)	1,750	1,730
				PacifiCorp
Ford Motor Credit Co LLC				3.85%, 06/15/2021	1,137		1,285
2.75%, 05/15/2015	1,145	1,173		4.10%, 02/01/2042	735		774
3.00%, 06/12/2017	2,895	3,001		Perusahaan Listrik Negara PT
5.88%, 08/02/2021	5,770	6,733		5.50%, 11/22/2021(d)	650		721
General Electric Capital Corp				PPL Electric Utilities Corp
1.00%, 12/11/2015	1,125	1,133		3.00%, 09/15/2021	465		496
3.10%, 01/09/2023	1,500	1,522		PPL WEM Holdings PLC
6.25%, 12/15/2049(f)	11,000	12,161
				3.90%, 05/01/2016(d)	2,370		2,532
Icahn Enterprises LP / Icahn Enterprises				Public Service Co of Colorado
Finance Corp				4.75%, 08/15/2041	1,400		1,639
8.00%, 01/15/2018	1,465	1,575		Public Service Electric & Gas Co
International Lease Finance Corp				3.65%, 09/01/2042	365		364
5.65%, 06/01/2014	200	209		San Diego Gas & Electric Co
6.25%, 05/15/2019	955	1,071		4.30%, 04/01/2042	230		257
8.62%, 09/15/2015(f)	970	1,106
				Southern California Edison Co
John Deere Capital Corp				3.90%, 12/01/2041	390		402
0.88%, 04/17/2015	640	645		4.05%, 03/15/2042	1,610		1,697
National Rural Utilities Cooperative Finance				Virginia Electric and Power Co
Corp				4.00%, 01/15/2043	445		466
4.75%, 04/30/2043(f)	855	872
SquareTwo Financial Corp							$41,859
11.63%, 04/01/2017	1,035	1,074		Electronics - 0.07%
Vesey Street Investment Trust I				Rexel SA
4.40%, 09/01/2016(f)	2,000	2,175		5.25%, 06/15/2020(d)	200		211
		$44,715		6.13%, 12/15/2019(d)	400		430
				Viasystems Inc
Electric - 1.71%				7.88%, 05/01/2019(d)	1,125		1,201
Abu Dhabi National Energy Co							$1,842
3.63%, 01/12/2023(d)	200	203
Alabama Power Co				Engineering & Construction - 0.06%
3.85%, 12/01/2042	850	850		Odebrecht Finance Ltd
Baltimore Gas & Electric Co				5.13%, 06/26/2022(d)	900		963
2.80%, 08/15/2022	1,815	1,858		Weekley Homes LLC / Weekley Finance
Carolina Power & Light Co				Corp
2.80%, 05/15/2022	6,225	6,490		6.00%, 02/01/2023(d)	385		399
CMS Energy Corp							$1,362
4.70%, 03/31/2043	910	947
5.05%, 03/15/2022	1,755	2,052		Entertainment - 0.38%
Commonwealth Edison Co				CCM Merger Inc
				9.13%, 05/01/2019(d)	2,330		2,452
3.80%, 10/01/2042	790	790
DTE Energy Co				Choctaw Resort Development Enterprise
				7.25%, 11/15/2019(d)	815		799
6.38%, 04/15/2033	1,605	2,081
Duke Energy Carolinas LLC				Lions Gate Entertainment Inc
				10.25%, 11/01/2016(d)	1,115		1,214
4.00%, 09/30/2042	2,250	2,296
Edison International				Peninsula Gaming LLC / Peninsula Gaming
3.75%, 09/15/2017	1,420	1,551		Corp
				8.38%, 02/15/2018(d)	730		788
Elwood Energy LLC
8.16%, 07/05/2026	730	760		Regal Cinemas Corp
Energy Future Intermediate Holding Co LLC /				8.63%, 07/15/2019	350		389
EFIH Finance Inc				Regal Entertainment Group
11.75%, 03/01/2022(d)	1,250	1,431		5.75%, 02/01/2025	370		373
				9.13%, 08/15/2018	1,000		1,120

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Entertainment (continued)				Healthcare - Services (continued)
WMG Acquisition Corp				CDRT Holding Corp
6.00%, 01/15/2021(d)	$345	$369		9.25%, PIK 10.00%, 10/01/2017(d),(g)	$395		$412
11.50%, 10/01/2018	750	892		Centene Corp
WMG Holdings Corp				5.75%, 06/01/2017	805		866
13.75%, 10/01/2019	685	829		Cigna Corp
		$9,225		5.38%, 02/15/2042	625		736
				Fresenius Medical Care US Finance II Inc
Environmental Control - 0.17%				5.88%, 01/31/2022(d)	485		555
ADS Waste Holdings Inc				Fresenius Medical Care US Finance Inc
8.25%, 10/01/2020(d)	705	770
				6.50%, 09/15/2018(d)	330		382
Republic Services Inc				HCA Holdings Inc
3.80%, 05/15/2018	1,215	1,338		6.25%, 02/15/2021	115		126
Waste Management Inc				HCA Inc
7.75%, 05/15/2032	1,445	2,074		4.75%, 05/01/2023	765		798
		$4,182		6.75%, 07/15/2013	200		202
Food- 0.50%				7.25%, 09/15/2020	1,645		1,824
Alicorp SAA				8.50%, 04/15/2019	1,660		1,830
3.88%, 03/20/2023(d)	1,350	1,353		HealthSouth Corp
ConAgra Foods Inc				7.25%, 10/01/2018	100		108
1.30%, 01/25/2016	375	378		MultiPlan Inc
4.65%, 01/25/2043	580	609		9.88%, 09/01/2018(d)	1,250		1,408
Cosan Luxembourg SA				Radnet Management Inc
5.00%, 03/14/2023(d)	900	917		10.38%, 04/01/2018	795		851
Dole Food Co Inc				WellPoint Inc
13.88%, 03/15/2014	325	348		1.88%, 01/15/2018	1,785		1,814
Kraft Foods Group Inc							$13,205
1.63%, 06/04/2015	590	600		Holding Companies - Diversified - 0.24%
5.00%, 06/04/2042	815	924		Alphabet Holding Co Inc
6.50%, 02/09/2040	1,450	1,920		7.75%, 11/01/2017(d)	350		366
Minerva Luxembourg SA				EADS Finance BV
7.75%, 01/31/2023(d)	225	240
				2.70%, 04/17/2023(d)	4,150		4,177
Mondelez International Inc				Tenedora Nemak SA de CV
6.13%, 02/01/2018	1,925	2,310		5.50%, 02/28/2023(d)	1,300		1,350
6.50%, 11/01/2031	2,135	2,729					$5,893
		$12,328
				Home Builders - 0.17%
Forest Products & Paper - 0.12%				Ashton Woods USA LLC / Ashton Woods
Boise Cascade LLC/Boise Cascade Finance				Finance Co
Corp				6.88%, 02/15/2021(d)	370		383
6.38%, 11/01/2020(d)	270	289
				Beazer Homes USA Inc
Resolute Forest Products Inc				7.25%, 02/01/2023(d)	380		397
5.88%, 05/15/2023(d),(e)	580	573
				Lennar Corp
Sappi Papier Holding GmbH				4.13%, 12/01/2018(d)	840		855
7.50%, 06/15/2032(d)	905	783
				4.75%, 11/15/2022(d)	1,380		1,390
8.38%, 06/15/2019(d)	665	745
				MDC Holdings Inc
Verso Paper Holdings LLC / Verso Paper Inc				6.00%, 01/15/2043	676		661
11.75%, 01/15/2019	555	592		Taylor Morrison Communities Inc / Monarch
		$2,982		Communities Inc
Gas- 0.19%				5.25%, 04/15/2021(d)	385		394
Nakilat Inc							$4,080
6.07%, 12/31/2033	200	243		Home Equity Asset Backed Securities - 0.08%
Sempra Energy				Countrywide Asset-Backed Certificates
2.88%, 10/01/2022	4,285	4,345		5.51%, 08/25/2036	168		168
		$4,588		First NLC Trust 2005-1
Healthcare - Products - 0.21%				0.70%, 05/25/2035(f)	384		221
Angiotech Pharmaceuticals Inc				JP Morgan Mortgage Acquisition Trust 2006-
5.00%, 12/01/2013(f)	69	69		CW2
9.00%, 12/01/2016	1,753	1,756		0.35%, 08/25/2036(f)	1,221		1,018
Covidien International Finance SA				New Century Home Equity Loan Trust Series
2.80%, 06/15/2015	1,315	1,372		2005-1
Kinetic Concepts Inc / KCI USA Inc				0.49%, 03/25/2035(b),(f)	85		83
10.50%, 11/01/2018	390	438		Saxon Asset Securities Trust 2004-1
Universal Hospital Services Inc				1.90%, 03/25/2035(f)	282		160
7.63%, 08/15/2020	1,345	1,456		Specialty Underwriting & Residential Finance
				Trust Series 2004-BC1
		$5,091		0.97%, 02/25/2035 (f)	303		291
Healthcare - Services - 0.54%							$1,941
Aetna Inc
4.13%, 11/15/2042	1,290	1,293

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Home Furnishings - 0.07%				Lodging (continued)
Arcelik AS				Wyndham Worldwide Corp
5.00%, 04/03/2023(d)	$1,700	$1,747		2.50%, 03/01/2018	$2,920		$2,944
							$5,337
Insurance - 1.61%				Machinery - Construction & Mining - 0.05%
American International Group Inc				Ferreycorp SAA
4.88%, 09/15/2016	5,450	6,067		4.88%, 04/26/2020(c),(d)	1,150		1,159
4.88%, 06/01/2022	6,575	7,574
CNO Financial Group Inc
6.38%, 10/01/2020(d)	265	285		Machinery - Diversified - 0.01%
Fidelity & Guaranty Life Holdings Inc				CNH America LLC
6.38%, 04/01/2021(d)	380	394		7.25%, 01/15/2016	150		168
Genworth Holdings Inc
7.63%, 09/24/2021	322	404		Media- 2.67%
ING US Inc				Cablevision Systems Corp
2.90%, 02/15/2018(d)	3,800	3,889		8.00%, 04/15/2020	990		1,138
5.50%, 07/15/2022(d)	3,280	3,730		CBS Corp
Liberty Mutual Group Inc				4.85%, 07/01/2042	1,420		1,471
5.00%, 06/01/2021(d)	2,500	2,776		5.75%, 04/15/2020	1,640		1,962
7.00%, 03/15/2037(d),(f)	1,260	1,301		7.88%, 07/30/2030	60		83
Markel Corp				Comcast Corp
3.63%, 03/30/2023	920	943		4.25%, 01/15/2033	2,725		2,881
MetLife Capital Trust IV				6.40%, 05/15/2038	305		408
7.88%, 12/15/2067(d)	3,200	4,016		COX Communications Inc
Pacific LifeCorp				2.95%, 06/30/2023(d),(e)	3,795		3,787
5.13%, 01/30/2043(d)	1,290	1,314		CSC Holdings LLC
Prudential Financial Inc				6.75%, 11/15/2021	280		320
5.20%, 03/15/2044(f)	2,025	2,060		Cumulus Media Holdings Inc
5.63%, 06/15/2043(f)	3,835	4,027		7.75%, 05/01/2019	1,265		1,290
XL Group PLC				DIRECTV Holdings LLC / DIRECTV
6.50%, 12/31/2049(f)	470	462		Financing Co Inc
		$39,242		2.40%, 03/15/2017	2,040		2,111
				3.80%, 03/15/2022	3,535		3,713
Internet - 0.11%				5.15%, 03/15/2042	1,685		1,720
Equinix Inc				Discovery Communications LLC
4.88%, 04/01/2020	230	240
5.38%, 04/01/2023	730	765		4.88%, 04/01/2043	1,540		1,671
				DISH DBS Corp
Zayo Group LLC / Zayo Capital Inc				4.25%, 04/01/2018(d)	685		673
8.13%, 01/01/2020	400	451		5.00%, 03/15/2023(b),(d)	265		257
10.13%, 07/01/2020	995	1,177		5.88%, 07/15/2022	950		969
		$2,633		6.75%, 06/01/2021	1,605		1,733
Investment Companies - 0.01%				7.88%, 09/01/2019	1,517		1,729
IPIC GMTN Ltd				Globo Comunicacao e Participacoes SA
5.00%, 11/15/2020(d)	250	286		4.88%, 04/11/2022(d)	800		864
				NBCUniversal Enterprise Inc
				0.97%, 04/15/2018(d),(f)	5,115		5,149
Iron & Steel - 0.43%				1.66%, 04/15/2018(d)	8,795		8,901
AK Steel Corp				NBCUniversal Media LLC
8.38%, 04/01/2022	1,140	986		2.88%, 01/15/2023	2,455		2,524
ArcelorMittal				4.45%, 01/15/2043	1,946		2,062
7.50%, 10/15/2039	1,615	1,699		5.15%, 04/30/2020	2,070		2,508
Bluescope Steel Ltd / Bluescope Steel				6.40%, 04/30/2040	800		1,074
Finance				News America Inc
7.13%, 05/01/2018(d)	275	283
				3.00%, 09/15/2022	2,645		2,683
Cliffs Natural Resources Inc				Nielsen Finance LLC / Nielsen Finance Co
4.88%, 04/01/2021	1,135	1,146		11.63%, 02/01/2014	165		178
Evraz Group SA				Time Warner Cable Inc
6.50%, 04/22/2020(d)	2,300	2,257
				5.88%, 11/15/2040	1,300		1,448
Metalloinvest Finance Ltd				Time Warner Inc
5.63%, 04/17/2020(d)	2,200	2,197
				6.25%, 03/29/2041	440		548
Samarco Mineracao SA				7.63%, 04/15/2031	1,050		1,483
4.13%, 11/01/2022(d)	2,000	1,963
				Unitymedia Hessen GmbH & Co KG /
		$10,531		Unitymedia NRW GmbH
Lodging - 0.22%				5.50%, 01/15/2023(d)	500		518
MGM Resorts International				Univision Communications Inc
6.63%, 12/15/2021	365	397		6.88%, 05/15/2019(d)	265		290
8.63%, 02/01/2019	375	444		7.88%, 11/01/2020(d)	70		79
10.00%, 11/01/2016	1,280	1,552		8.50%, 05/15/2021(d)	1,355		1,511
				Viacom Inc
				4.38%, 03/15/2043(d)	4,246		4,044

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Media (continued)				Mortgage Backed Securities (continued)
WideOpenWest Finance LLC /				Banc of America Commercial Mortgage Trust
WideOpenWest Capital Corp				2007-3
13.38%, 10/15/2019(d)	$1,195	$1,386		0.48%, 06/10/2049(d),(f)	$1,000	$947
		$65,166		BB-UBS Trust
				2.89%, 06/05/2030(d),(f)	2,100	2,145
Mining - 1.34%				BCRR Trust 2009-1
Anglo American Capital PLC				5.86%, 07/17/2040(d)	1,945	2,233
2.63%, 09/27/2017(d)	2,150	2,201
				CD 2005-CD1 Commercial Mortgage Trust
Barrick Gold Corp				5.39%, 07/15/2044(f)	2,122	2,320
2.50%, 05/01/2018(d),(e)	2,780	2,793
				CD 2006-CD3 Mortgage Trust
3.85%, 04/01/2022	655	658		5.62%, 10/15/2048	2,440	2,750
4.10%, 05/01/2023(d),(e)	2,000	2,004
				CHL Mortgage Pass-Through Trust 2005-6
BHP Billiton Finance USA Ltd				5.00%, 04/25/2035	463	465
1.13%, 11/21/2014	1,095	1,108		Citigroup Commercial Mortgage Trust 2006-
FMG Resources August 2006 Pty Ltd				C5
6.88%, 02/01/2018(d)	495	527
				0.74%, 10/15/2049(f)	43,784	140
7.00%, 11/01/2015(d)	100	105
8.25%, 11/01/2019(d)	730	803		COMM 2006-C7 Mortgage Trust
				5.94%, 06/10/2046(f)	1,941	2,190
Freeport-McMoRan Copper & Gold Inc				COMM 2010-RR1 Mortgage Trust
3.10%, 03/15/2020(d)	5,340	5,373
				5.54%, 12/11/2049(d),(f)	900	1,011
3.55%, 03/01/2022	1,200	1,200		COMM 2013-CCRE6 Mortgage Trust
3.88%, 03/15/2023(d)	680	685
				3.10%, 03/10/2046(f)	1,425	1,484
5.45%, 03/15/2043(d)	1,345	1,364
				Commercial Mortgage Pass-Through
Goldcorp Inc				Certificates Series 2006-C3
2.13%, 03/15/2018	1,600	1,601		5.99%, 06/15/2038(f)	100	112
Inmet Mining Corp				Commercial Mortgage Pass-Through
7.50%, 06/01/2021(d)	505	528
				Certificates Series 2006-C4
Midwest Vanadium Pty Ltd				0.76%, 09/15/2039(d),(f)	52,920	125
11.50%, 02/15/2018(d)	635	413
				5.47%, 09/15/2039	7,552	8,481
Rio Tinto Finance USA PLC				Commercial Mortgage Pass-Through
2.00%, 03/22/2017	1,865	1,914		Certificates Series 2006-C5
4.75%, 03/22/2042	1,010	1,093		0.29%, 12/15/2039(f)	17,128	301
Southern Copper Corp				Commercial Mortgage Pass-Through
6.75%, 04/16/2040	1,100	1,275		Certificates Series 2007-C3
St Barbara Ltd				5.87%, 06/15/2039(f)	2,150	2,474
8.88%, 04/15/2018(d)	455	449
				Commercial Mortgage Pass-Through
Taseko Mines Ltd				Certificates Series 2007-C4
7.75%, 04/15/2019	75	76		5.95%, 09/15/2039(f)	1,571	1,583
Teck Resources Ltd				Countrywide Asset-Backed Certificates
5.20%, 03/01/2042	625	600		0.48%, 11/25/2035(f)	46	46
Volcan Cia Minera SAA				Credit Suisse First Boston Mortgage Securities
5.38%, 02/02/2022(d)	350	378
				Corp
5.38%, 02/02/2022	700	753		0.96%, 11/15/2037(d),(f)	16,106	151
Xstrata Finance Canada Ltd				1.13%, 01/15/2037(d),(f)	17,895	102
1.80%, 10/23/2015(d)	1,910	1,934
2.45%, 10/25/2017(d)	1,340	1,363		4.77%, 07/15/2037	2,025	2,100
4.00%, 10/25/2022(d)	1,440	1,460		CSMC Series 2009-RR1
				5.38%, 02/15/2040(d)	3,165	3,519
		$32,658		CSMC Series 2009-RR3
Miscellaneous Manufacturing - 0.48%				5.34%, 12/15/2043(d),(f)	1,545	1,738
Eaton Corp				Fannie Mae REMIC Trust 2005-W2
0.95%, 11/02/2015(d)	640	644		0.40%, 05/25/2035(f)	997	990
2.75%, 11/02/2022(d)	2,330	2,362		Fannie Mae REMICS
GE Capital Trust I				0.45%, 03/25/2035(f)	72	72
6.38%, 11/15/2067	930	989		0.50%, 02/25/2032(f)	14	14
General Electric Co				2.25%, 07/25/2040	877	894
4.13%, 10/09/2042	510	540		3.50%, 09/25/2027(f)	7,343	991
Textron Inc				3.50%, 11/25/2027(f)	3,892	537
6.20%, 03/15/2015	1,835	1,994		5.80%, 10/25/2041(f)	15,563	3,352
Tyco Electronics Group SA				5.90%, 04/25/2037(f)	2,960	443
1.60%, 02/03/2015	1,265	1,281		6.30%, 12/25/2021(f)	2,926	399
3.50%, 02/03/2022	3,695	3,820		6.30%, 03/25/2022(f)	1,510	208
7.13%, 10/01/2037	105	138		6.32%, 01/25/2041(f)	16,169	3,349
				6.45%, 07/25/2039(f)	16,240	3,012
		$11,768
				6.50%, 02/25/2047	533	589
Mortgage Backed Securities - 7.04%				6.55%, 11/25/2036(f)	3,979	609
Adjustable Rate Mortgage Trust 2004-2				6.90%, 09/25/2031(f)	885	23
1.34%, 02/25/2035(f)	140	138		7.00%, 04/25/2039(f)	1,004	1,090
Banc of America Commercial Mortgage Trust				8.81%, 03/25/2039(f)	799	941
2006-3				38.00%, 08/25/2035(f)	167	45
5.89%, 07/10/2044	605	684

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
FHLMC Multifamily Structured Pass Through				JP Morgan Chase Commercial Mortgage
Certificates				Securities Trust 2007-CIBC20
1.88%, 05/25/2019	$6,375	$6,567		5.79%, 02/12/2051(f)	$300	$353
2.22%, 12/25/2018(f)	1,650	1,733		JP Morgan Chase Commercial Mortgage
Freddie Mac REMICS				Securities Trust 2007-LDP10
0.50%, 06/15/2018(f)	60	60		5.31%, 01/15/2049	103	103
0.65%, 06/15/2023(f)	161	162		JP Morgan Chase Commercial Mortgage
0.80%, 08/15/2018(f)	1,119	1,131		Securities Trust 2009-IWST
2.75%, 03/15/2041	4,682	4,833		5.63%, 12/05/2027(d)	2,100	2,534
3.00%, 10/15/2027(f)	2,270	289		JP Morgan Chase Commercial Mortgage
3.50%, 03/15/2027(f)	10,310	1,297		Securities Trust 2011-C5
3.50%, 10/15/2027(f)	4,487	631		3.15%, 08/15/2046	2,205	2,357
4.00%, 09/15/2021	782	808		JP Morgan Chase Commercial Mortgage
4.50%, 10/15/2035(f)	8,070	724		Series 2004-LN2
5.80%, 03/15/2037(f)	2,533	360		5.12%, 07/15/2041	195	204
5.80%, 11/15/2040(f)	2,232	431		LB-UBS Commercial Mortgage Trust 2005-
5.85%, 04/15/2039(f)	11,069	2,434		C3
5.85%, 04/15/2039(f)	7,691	1,597		0.90%, 07/15/2040(d),(f)	49,681	768
5.87%, 04/15/2037(f)	6,684	989		4.74%, 07/15/2030	2,782	2,968
6.22%, 08/15/2037(f)	1,669	257		LB-UBS Commercial Mortgage Trust 2005-
6.30%, 07/15/2041(f)	1,517	318		C7
6.40%, 12/15/2040(f)	5,700	1,223		5.32%, 11/15/2040	2,200	2,378
6.43%, 03/15/2036(f)	4,890	919		LB-UBS Commercial Mortgage Trust 2007-
6.45%, 05/15/2026(f)	4,600	693		C1
6.45%, 03/15/2042(f)	5,621	1,172		0.65%, 02/15/2040(f)	12,774	198
6.50%, 09/15/2026(f)	7,779	1,334		LB-UBS Commercial Mortgage Trust 2007-
6.50%, 09/15/2026(f)	6,113	1,070		C2
6.50%, 02/15/2036(f)	2,573	370		5.43%, 02/15/2040	2,350	2,672
6.50%, 03/15/2036(f)	9,192	1,526		MASTR Asset Securitization Trust 2005-2
6.55%, 09/15/2034(f)	2,514	330		5.25%, 11/25/2035	2,000	2,069
6.95%, 02/15/2018(f)	955	34		Merrill Lynch Mortgage Investors Trust Series
GE Capital Commercial Mortgage Corp Series				2005-A8
2007-C1 Trust				0.55%, 08/25/2036(f)	224	185
0.34%, 12/10/2049(f)	9,806	18		Merrill Lynch Mortgage Trust 2005-CIP1
Ginnie Mae				5.05%, 07/12/2038	855	929
1.75%, 10/16/2037	2,052	2,087		ML-CFC Commercial Mortgage Trust 2006-4
5.00%, 10/16/2022(f)	5,226	340		0.81%, 12/12/2049(f)	75,155	778
5.20%, 05/20/2041(f)	7,732	1,494		ML-CFC Commercial Mortgage Trust 2007-5
5.90%, 05/16/2042(f)	8,521	1,891		0.70%, 08/12/2048(f)	37,324	627
6.32%, 01/16/2038(f)	897	138		Morgan Stanley Bank of America Merrill
6.50%, 03/20/2041(f)	4,804	1,025		Lynch Trust 2012-CKSI
7.45%, 12/16/2025(f)	2,839	602		1.31%, 10/15/2022(d),(f)	23,872	2,096
GS Mortgage Securities Trust 2012-GCJ7				3.28%, 10/15/2022(d)	3,075	3,126
2.80%, 05/10/2045(f)	19,787	2,975		Morgan Stanley Capital I Trust 2007-HQ12
Impac CMB Trust Series 2007-A				5.76%, 04/12/2049(f)	1,360	1,515
0.45%, 05/25/2037(b),(f)	2,546	2,501		5.76%, 04/12/2049(f)	10,719	11,032
IndyMac INDX Mortgage Loan Trust 2005-				Morgan Stanley Capital I Trust 2007-IQ13
AR8				5.36%, 03/15/2044(f)	700	800
0.43%, 04/25/2035(f)	434	347		Morgan Stanley Reremic Trust
JP Morgan Chase Commercial Mortgage				4.97%, 04/16/2040(d)	3,235	3,322
Securities Corp				Morgan Stanley Re-REMIC Trust 2011-IO
2.10%, 12/15/2047(f)	22,450	2,729		2.50%, 03/23/2051(c),(d)	4,570	4,612
3.35%, 12/15/2047(d),(f)	1,750	1,809		Nomura Asset Acceptance Corp Alternative
JP Morgan Chase Commercial Mortgage				Loan Trust Series 2005-AR1
Securities Corp Series 2005-CIBC12				0.55%, 02/25/2035(f)	11	11
5.26%, 09/12/2037(f)	300	85		RBSCF Trust 2009-RR1
JP Morgan Chase Commercial Mortgage				5.95%, 09/17/2039(d),(f)	400	421
Securities Corp Series 2005-LDP3				Residential Asset Securitization Trust 2004-
5.17%, 08/15/2042(f)	2,967	3,188		A10
JP Morgan Chase Commercial Mortgage				5.50%, 02/25/2035	825	842
Securities Trust 2006-CIBC17				UBS Commercial Mortgage Trust 2012-C1
5.43%, 12/12/2043	2,200	2,472		3.40%, 05/10/2045(f)	550	586
JP Morgan Chase Commercial Mortgage				UBS-Barclays Commercial Mortgage Trust
Securities Trust 2006-LDP9				2.05%, 12/10/2045(d),(f)	20,734	2,675
5.34%, 05/15/2047	225	255		UBS-Barclays Commercial Mortgage Trust
JP Morgan Chase Commercial Mortgage				2012-C3
Securities Trust 2007-C1				3.09%, 08/10/2049(f)	2,125	2,224
0.60%, 02/15/2051(f)	36,610	253

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
UBS-Barclays Commercial Mortgage Trust				EP Energy LLC / Everest Acquisition Finance
2013-C5				Inc
3.18%, 03/10/2046(f)	$2,025	$2,120		6.88%, 05/01/2019	$395	$433
4.23%, 03/10/2046(d),(f)	1,090	1,019		7.75%, 09/01/2022	190	218
Wachovia Bank Commercial Mortgage Trust				EPE Holdings LLC / EP Energy Bond Co Inc
Series 2007-C30				8.13%, PIK 8.88%, 12/15/2017(d),(g)	220	234
0.00%, 12/15/2043(a)	1,960	294		Gazprom Neft OAO Via GPN Capital SA
0.40%, 12/15/2043(d),(f)	1,350	1,255		4.38%, 09/19/2022(d)	500	501
5.25%, 12/15/2043	1,533	1,563		GeoPark Latin America Ltd Agencia en Chile
Wachovia Bank Commercial Mortgage Trust				7.50%, 02/11/2020(d)	2,600	2,684
Series 2007-C34				Halcon Resources Corp
5.68%, 05/15/2046(f)	250	290		8.88%, 05/15/2021(d)	780	837
WaMu Mortgage Pass Through Certificates				KazMunaiGaz Finance Sub BV
2.52%, 12/25/2035(f)	130	128		7.00%, 05/05/2020	770	928
Wells Fargo Mortgage Backed Securities				KazMunayGas National Co JSC
2005-AR16 Trust				4.40%, 04/30/2023(d)	2,250	2,272
2.72%, 03/25/2035(f)	683	671		Kerr-McGee Corp
		$172,023		6.95%, 07/01/2024	1,000	1,279
				Kodiak Oil & Gas Corp
Office & Business Equipment - 0.05%				5.50%, 01/15/2021(d)	760	802
Xerox Corp				8.13%, 12/01/2019	570	648
2.95%, 03/15/2017	555	575		National JSC Naftogaz of Ukraine
6.75%, 02/01/2017	550	639		9.50%, 09/30/2014	365	379
		$1,214		Newfield Exploration Co
Oil & Gas - 3.83%				6.88%, 02/01/2020	300	327
Afren PLC				Nexen Inc
10.25%, 04/08/2019	750	894		6.40%, 05/15/2037	415	543
10.25%, 04/08/2019(d)	200	239		Novatek OAO via Novatek Finance Ltd
Anadarko Petroleum Corp				6.60%, 02/03/2021(d)	200	233
5.95%, 09/15/2016	4,480	5,151		Oasis Petroleum Inc
6.20%, 03/15/2040	325	410		6.50%, 11/01/2021	455	500
6.45%, 09/15/2036	870	1,112		6.88%, 01/15/2023	470	522
Antero Resources Finance Corp				Offshore Group Investment Ltd
6.00%, 12/01/2020	975	1,031		7.13%, 04/01/2023(d)	390	406
BP Capital Markets PLC				7.50%, 11/01/2019(d)	750	808
3.13%, 10/01/2015	1,415	1,497		Pacific Rubiales Energy Corp
3.63%, 05/08/2014	195	201		5.13%, 03/28/2023(d)	1,700	1,751
Carrizo Oil & Gas Inc				7.25%, 12/12/2021(d)	965	1,100
7.50%, 09/15/2020	815	884		PDC Energy Inc
8.63%, 10/15/2018	765	847		7.75%, 10/15/2022(d)	1,150	1,256
Chaparral Energy Inc				Petrobras International Finance Co - Pifco
7.63%, 11/15/2022(d)	250	274		5.38%, 01/27/2021	1,225	1,353
9.88%, 10/01/2020	550	641		Petro-Canada
Chesapeake Energy Corp				5.95%, 05/15/2035	1,830	2,227
3.25%, 03/15/2016	180	182		Petroleos de Venezuela SA
5.75%, 03/15/2023	810	879		5.25%, 04/12/2017	900	781
6.13%, 02/15/2021	1,305	1,435		5.38%, 04/12/2027	1,010	707
Chevron Corp				Petroleos Mexicanos
1.10%, 12/05/2017	2,105	2,115		4.88%, 01/24/2022	3,145	3,577
Concho Resources Inc				5.50%, 01/21/2021	695	815
7.00%, 01/15/2021	730	821		Phillips 66
8.63%, 10/01/2017	100	107		1.95%, 03/05/2015	850	868
ConocoPhillips				Plains Exploration & Production Co
5.75%, 02/01/2019	500	613		6.50%, 11/15/2020	685	764
ConocoPhillips Holding Co				6.88%, 02/15/2023	845	962
6.95%, 04/15/2029	535	743		QGOG Constellation SA
Continental Resources Inc/OK				6.25%, 11/09/2019(d)	1,100	1,157
4.50%, 04/15/2023(d)	4,870	5,193		Reliance Holdings USA Inc
5.00%, 09/15/2022	2,795	3,040		6.25%, 10/19/2040	250	283
Dolphin Energy Ltd				Rosneft Oil Co via Rosneft International
5.50%, 12/15/2021(d)	200	237		Finance Ltd
5.50%, 12/15/2021	350	415		4.20%, 03/06/2022(d)	1,550	1,558
Ecopetrol SA				Rowan Cos Inc
7.63%, 07/23/2019	500	637		4.88%, 06/01/2022	2,210	2,436
Encana Corp				5.00%, 09/01/2017	2,470	2,751
5.15%, 11/15/2041	1,035	1,091		5.40%, 12/01/2042	1,530	1,575
EP Energy LLC / EP Energy Finance Inc				Seadrill Ltd
9.38%, 05/01/2020	710	827		5.63%, 09/15/2017(d)	1,740	1,779

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Other Asset Backed Securities (continued)
Shell International Finance BV				MSDWCC Heloc Trust 2005-1
2.38%, 08/21/2022	$1,615	$1,626		0.39%, 07/25/2017(f)	$270		$260
Sibur Securities Ltd				Popular ABS Mortgage Pass-Through Trust
3.91%, 01/31/2018(d)	2,000	1,965		2005-1
Statoil ASA				0.47%, 05/25/2035(f)	1,365		1,059
1.20%, 01/17/2018	1,700	1,715		Volvo Financial Equipment LLC Series 2013-
1.80%, 11/23/2016	2,535	2,630		1
Talisman Energy Inc				0.53%, 11/16/2015(d),(f)	6,300		6,304
5.50%, 05/15/2042	420	455					$33,684
Thai Oil PCL
3.63%, 01/23/2023(d)	350	356		Packaging & Containers - 0.30%
Total Capital International SA				Ardagh Packaging Finance PLC / Ardagh MP
1.50%, 02/17/2017	1,495	1,521		Holdings USA Inc
				7.00%, 11/15/2020(d)	260		275
1.55%, 06/28/2017	1,240	1,265
Transocean Inc				Crown Cork & Seal Co Inc
2.50%, 10/15/2017	4,105	4,182		7.38%, 12/15/2026	780		889
6.00%, 03/15/2018	110	127		Exopack Holding Corp
6.38%, 12/15/2021	570	683		10.00%, 06/01/2018	795		803
7.35%, 12/15/2041	445	567		Rock Tenn Co
Valero Energy Corp				3.50%, 03/01/2020	4,330		4,502
6.63%, 06/15/2037	2,060	2,593		4.00%, 03/01/2023	805		837
		$93,455					$7,306
Oil & Gas Services - 0.67%				Pharmaceuticals - 1.35%
Cameron International Corp				AbbVie Inc
				1.20%, 11/06/2015(d)	2,295		2,313
1.60%, 04/30/2015	2,165	2,186		1.75%, 11/06/2017(d)	1,190		1,208
4.50%, 06/01/2021	1,230	1,389		4.40%, 11/06/2042(d)	815		861
7.00%, 07/15/2038	1,055	1,440
Cie Generale de Geophysique - Veritas				Actavis Inc
9.50%, 05/15/2016	185	195		1.88%, 10/01/2017	950		948
Hornbeck Offshore Services Inc				3.25%, 10/01/2022	1,395		1,390
5.00%, 03/01/2021(d)	440	442		4.63%, 10/01/2042	435		430
Weatherford International Inc				5.00%, 08/15/2014	1,980		2,078
6.35%, 06/15/2017	850	978		CFR International SpA
				5.13%, 12/06/2022(d)	800		828
Weatherford International Ltd/Bermuda
4.50%, 04/15/2022	6,960	7,411		Express Scripts Holding Co
5.95%, 04/15/2042	2,100	2,298		2.75%, 11/21/2014	2,305		2,372
		$16,339		3.13%, 05/15/2016	3,250		3,440
				3.90%, 02/15/2022	755		824
Other Asset Backed Securities - 1.38%				4.75%, 11/15/2021	830		959
Carrington Mortgage Loan Trust Series 2005-				6.13%, 11/15/2041	1,875		2,434
FRE1				GlaxoSmithKline Capital Inc
0.48%, 12/25/2035(f)	3,635	3,597		5.38%, 04/15/2034	255		308
Chase Funding Trust Series 2003-5				GlaxoSmithKline Capital PLC
0.80%, 07/25/2033(f)	1,256	1,172		1.50%, 05/08/2017	1,385		1,412
Chase Funding Trust Series 2004-1				McKesson Corp
0.66%, 12/25/2033(f)	23	23		0.95%, 12/04/2015	1,530		1,537
Countrywide Asset-Backed Certificates				Sanofi
0.36%, 10/25/2047(f)	6,114	5,995		1.25%, 04/10/2018	3,175		3,189
0.72%, 06/25/2035(f)	807	789		Sky Growth Acquisition Corp
1.81%, 01/25/2034(f)	24	19		7.38%, 10/15/2020(d)	350		374
GE Dealer Floorplan Master Note Trust				Wyeth LLC
0.64%, 10/20/2017(f)	3,500	3,507		5.95%, 04/01/2037	755		991
GE Equipment Midticket LLC				6.00%, 02/15/2036	565		743
0.47%, 01/22/2015	4,300	4,301		Zoetis Inc
GreatAmerica Leasing Receivables Funding				1.15%, 02/01/2016(d)	490		493
LLC				1.88%, 02/01/2018(d)	755		763
1.66%, 04/17/2017(d)	2,000	2,031		4.70%, 02/01/2043(d)	2,910		3,071
JP Morgan Mortgage Acquisition Trust 2007-							$32,966
CH1
5.45%, 11/25/2036	146	146		Pipelines - 1.59%
JP Morgan Mortgage Acquisition Trust 2007-				El Paso Pipeline Partners Operating Co LLC
CH3				4.70%, 11/01/2042	1,540		1,540
0.28%, 03/25/2037(f)	60	59		5.00%, 10/01/2021	4,275		4,932
0.35%, 03/25/2037(f)	3,820	3,512		Energy Transfer Partners LP
Long Beach Mortgage Loan Trust 2005-1				3.60%, 02/01/2023	2,400		2,449
0.95%, 02/25/2035(f)	533	528		5.15%, 02/01/2043	325		339
Marriott Vacation Club Owner Trust 2007-1				5.20%, 02/01/2022	2,270		2,595
5.52%, 05/20/2029(d),(f)	372	382		6.05%, 06/01/2041	2,260		2,578
				6.50%, 02/01/2042	510		614

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Pipelines (continued)				Retail (continued)
Enterprise Products Operating LLC				Claire's Stores Inc (continued)
3.35%, 03/15/2023	$4,775	$4,985		9.00%, 03/15/2019(d)		$570		$653
4.45%, 02/15/2043	1,240	1,256		CVS Caremark Corp
4.85%, 08/15/2042	370	395		3.25%, 05/18/2015		1,105		1,161
6.45%, 09/01/2040	5	6		4.13%, 05/15/2021		895		1,010
8.38%, 08/01/2066	1,560	1,792		5.75%, 05/15/2041		3,320		4,080
Inergy Midstream LP / NRGM Finance Corp				CVS Pass-Through Trust
6.00%, 12/15/2020(d)	440	464		5.77%, 01/10/2033(d)		1,537		1,829
Kinder Morgan Energy Partners LP				5.93%, 01/10/2034(d)		1,161		1,412
3.50%, 09/01/2023	2,200	2,282		7.51%, 01/10/2032(d)		318		421
5.00%, 03/01/2043	1,050	1,128		Landry's Holdings II Inc
5.30%, 09/15/2020	1,070	1,272		10.25%, 01/01/2018(d)		835		890
5.63%, 09/01/2041	1,130	1,294		Landry's Inc
MarkWest Energy Partners LP / MarkWest				9.38%, 05/01/2020(d)		55		61
Energy Finance Corp				Macy's Retail Holdings Inc
6.25%, 06/15/2022	656	730		5.75%, 07/15/2014		875		926
6.50%, 08/15/2021	142	157		5.90%, 12/01/2016		3,694		4,285
ONEOK Partners LP				6.38%, 03/15/2037		1,245		1,505
3.25%, 02/01/2016	2,380	2,519		6.90%, 04/01/2029		145		179
Regency Energy Partners LP / Regency Energy				New Academy Finance Co LLC / New
Finance Corp				Academy Finance Corp
9.38%, 06/01/2016	383	403		8.00%, PIK 8.75%, 06/15/2018(d),(g)		805		838
Sabine Pass Liquefaction LLC				Petco Holdings Inc
5.63%, 02/01/2021(d)	490	507		8.50%, PIK 9.25%, 10/15/2017(d),(g)		915		955
Transportadora de Gas Internacional SA ESP				SACI Falabella
5.70%, 03/20/2022(d)	300	331		3.75%, 04/30/2023(d)		500		501
5.70%, 03/20/2022	1,500	1,654		Suburban Propane Partners LP/Suburban
Western Gas Partners LP				Energy Finance Corp
4.00%, 07/01/2022	2,465	2,602		7.38%, 03/15/2020		715		778
		$38,824		7.50%, 10/01/2018		330		360
				Wal-Mart Stores Inc
Publicly Traded Investment Fund - 0.06%				5.00%, 10/25/2040		390		460
Healthcare Trust of America Holdings LP								$22,705
3.70%, 04/15/2023(d)	1,405	1,431
				Savings & Loans - 0.35%
				Santander Holdings USA Inc/PA
Real Estate - 0.04%				3.00%, 09/24/2015		5,430		5,619
Crescent Resources LLC / Crescent Ventures				4.63%, 04/19/2016		2,745		2,947
Inc
10.25%, 08/15/2017(d)	430	484						$8,566
Mattamy Group Corp				Semiconductors - 0.18%
6.50%, 11/15/2020(d)	390	385		Intel Corp
		$869		4.00%, 12/15/2032		1,925		1,953
				4.25%, 12/15/2042		825		818
REITS- 1.07%				Jazz Technologies Inc
American Tower Trust I
1.55%, 03/15/2043(d)	1,205	1,218		8.00%, 06/30/2015		1,666		1,533
3.07%, 03/15/2048(d)	1,885	1,926						$4,304
Boston Properties LP				Software - 0.01%
3.13%, 09/01/2023	1,850	1,877		Serena Software Inc
DDR Corp				10.38%, 03/15/2016		318		321
4.63%, 07/15/2022	2,250	2,489
ERP Operating LP
3.00%, 04/15/2023	2,465	2,491		Sovereign - 0.56%
Essex Portfolio LP				Australia Government Bond
3.25%, 05/01/2023	2,435	2,450		5.75%, 05/15/2021	AUD	20		25
HCP Inc				Belgium Government Bond
2.63%, 02/01/2020	2,500	2,539		3.00%, 09/28/2019	EUR	40		59
iStar Financial Inc				4.25%, 09/28/2021		35		56
7.13%, 02/15/2018	580	615		Bundesrepublik Deutschland
9.00%, 06/01/2017	490	559		3.50%, 07/04/2019		20		31
Simon Property Group LP				4.00%, 01/04/2018		5		8
4.75%, 03/15/2042	1,660	1,822		4.75%, 07/04/2028		15		28
Ventas Realty LP / Ventas Capital Corp				Canadian Government Bond
2.70%, 04/01/2020	5,850	5,945		2.00%, 12/01/2014	CAD	50		50
4.75%, 06/01/2021	1,895	2,135		5.75%, 06/01/2033		25		39
		$26,066		Costa Rica Government International Bond
				4.38%, 04/30/2025(d)		$500		503
Retail - 0.93%				Croatia Government International Bond
Claire's Stores Inc				5.50%, 04/04/2023(d)		1,600		1,699
6.13%, 03/15/2020(d)	380	401

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Sovereign (continued)					Student Loan Asset Backed Securities (continued)
Denmark Government Bond					SLM Private Education Loan Trust 2012-B
3.00%, 11/15/2021	DKK	80	$16		1.30%, 12/15/2021(d),(f)	$6,801	$6,854
4.00%, 11/15/2017		80	17		SLM Private Education Loan Trust 2012-C
Finland Government Bond					1.30%, 08/15/2023(d),(f)	8,747	8,830
1.63%, 09/15/2022	EUR	60	81		SLM Private Education Loan Trust 2012-E
France Government Bond OAT					0.95%, 10/16/2023(d),(f)	2,850	2,863
3.50%, 04/25/2026		30	45		SLM Private Education Loan Trust 2013-1
3.75%, 04/25/2021		85	132		0.80%, 08/15/2022(d),(f)	3,000	3,000
4.50%, 04/25/2041		25	44		SLM Student Loan Trust
French Treasury Note BTAN					0.00%, 07/15/2022(a),(c),(d),(e),(f)	6,000	6,000
1.75%, 02/25/2017		40	55		SLM Student Loan Trust 2008-5
Indonesia Government International Bond					1.38%, 10/25/2016(f)	620	621
3.38%, 04/15/2023(d)		$1,000	1,021		SLM Student Loan Trust 2008-6
Ireland Government Bond					0.83%, 10/25/2017(f)	1,732	1,734
5.90%, 10/18/2019	EUR	150	231		SLM Student Loan Trust 2008-8
Italy Buoni Poliennali Del Tesoro					1.18%, 10/25/2017(f)	581	585
2.75%, 12/01/2015		150	202		SLM Student Loan Trust 2012-6
4.25%, 09/01/2019		75	105		0.36%, 02/27/2017(f)	2,305	2,305
4.75%, 06/01/2017		75	107		SLM Student Loan Trust 2012-7
5.00%, 09/01/2040		15	21		0.36%, 02/27/2017(f)	6,553	6,555
5.50%, 11/01/2022		75	112				$41,244
6.00%, 05/01/2031		20	31
Japan Government Ten Year Bond					Telecommunications - 3.32%
0.80%, 09/20/2020	JPY	7,000	74		Altice Financing SA
					7.88%, 12/15/2019(d)	1,000	1,105
1.40%, 06/20/2019		16,000	175
1.50%, 12/20/2017		20,000	217		Altice Finco SA
					9.88%, 12/15/2020(d)	200	228
Japan Government Thirty Year Bond
2.00%, 09/20/2040		6,500	73		America Movil SAB de CV
2.30%, 12/20/2035		9,000	106		3.13%, 07/16/2022	350	356
Japan Government Twenty Year Bond					AT&T Inc
1.60%, 06/20/2030		12,500	135		1.40%, 12/01/2017	5,520	5,545
1.90%, 03/20/2024		21,200	245		1.70%, 06/01/2017	955	971
Mexican Bonos					3.00%, 02/15/2022	680	706
					4.35%, 06/15/2045(d)	4,500	4,392
6.00%, 06/18/2015(f)	MXN	6	51
6.50%, 06/10/2021(f)		550	52		5.35%, 09/01/2040	1,155	1,304
7.75%, 12/14/2017(f)		600	57		Bharti Airtel International Netherlands BV
					5.13%, 03/11/2023(d)	500	514
8.00%, 06/11/2020(f)		540	54
Netherlands Government Bond					CC Holdings GS V LLC / Crown Castle GS III
2.25%, 07/15/2022(d)	EUR	65	92		Corp
					3.85%, 04/15/2023(d)	2,315	2,387
4.00%, 07/15/2018(d)		15	23
Poland Government Bond					Cisco Systems Inc
5.25%, 10/25/2020	PLN	90	33		5.90%, 02/15/2039	750	966
Russian Foreign Bond - Eurobond					Clearwire Communications LLC/Clearwire
7.50%, 03/31/2030(f)		$2,123	2,671		Finance Inc
					12.00%, 12/01/2015(d)	805	861
Spain Government Bond
3.15%, 01/31/2016	EUR	75	101		Deutsche Telekom International Finance BV
					4.88%, 03/06/2042(d)	825	881
3.40%, 04/30/2014		30	40
4.25%, 10/31/2016		60	83		Digicel Group Ltd
					8.25%, 09/30/2020(d)	1,045	1,118
4.65%, 07/30/2025		10	14
5.50%, 04/30/2021		10	15		Digicel Ltd
					6.00%, 04/15/2021(d)	2,650	2,657
Sweden Government Bond					8.25%, 09/01/2017(d)	300	316
4.25%, 03/12/2019	SEK	120	22
6.75%, 05/05/2014		70	11		8.25%, 09/01/2017	1,700	1,789
Switzerland Government Bond					Eileme 1 AB
					14.25%, PIK 14.25%, 08/15/2020(d),(g)	629	712
3.75%, 06/10/2015	CHF	12	14
Turkey Government International Bond					Eileme 2 AB
					11.63%, 01/31/2020(d)	1,080	1,283
3.25%, 03/23/2023		$600	592
United Kingdom Gilt					Embarq Corp
1.75%, 09/07/2022	GBP	105	164		8.00%, 06/01/2036	695	765
4.25%, 12/07/2040		35	67		Goodman Networks Inc
					13.12%, 07/01/2018(d),(f)	325	361
4.75%, 12/07/2030		15	31
Venezuela Government International Bond					Inmarsat Finance PLC
					7.38%, 12/01/2017(d)	350	371
9.25%, 09/15/2027		$2,640	2,594
12.75%, 08/23/2022		950	1,082		Intelsat Jackson Holdings SA
			$13,606		7.25%, 10/15/2020	710	788
					Intelsat Luxembourg SA
Student Loan Asset Backed Securities - 1.69%					6.75%, 06/01/2018(d)	125	132
SLM Private Education Loan Trust 2012-A					7.75%, 06/01/2021(d)	3,300	3,482
1.60%, 08/15/2025(d),(f)		1,869	1,897		8.13%, 06/01/2023(d)	2,415	2,572
					11.25%, 02/04/2017	53	56

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)				Transportation (continued)
Level 3 Communications Inc				Kansas City Southern Railway
11.88%, 02/01/2019	$384	$452		4.30%, 05/15/2043(d)	$1,165		$1,163
Level 3 Financing Inc				Navios Maritime Acquisition Corp / Navios
8.13%, 07/01/2019	770	849		Acquisition Finance US Inc
10.00%, 02/01/2018	810	892		8.63%, 11/01/2017	1,268		1,266
MetroPCS Wireless Inc				Navios South American Logistics Inc / Navios
6.25%, 04/01/2021(d)	960	1,031		Logistics Finance US Inc
6.63%, 04/01/2023(d)	690	742		9.25%, 04/15/2019(d)	235		257
NII Capital Corp				PHI Inc
7.63%, 04/01/2021	920	814		8.63%, 10/15/2018	540		591
NII International Telecom Sarl				Swift Services Holdings Inc
11.38%, 08/15/2019(d)	195	225		10.00%, 11/15/2018	1,420		1,626
Qtel International Finance Ltd				Transnet SOC Ltd
3.25%, 02/21/2023(d)	500	494		4.00%, 07/26/2022(d)	1,200		1,192
3.25%, 02/21/2023	1,100	1,086					$20,876
Qwest Corp				TOTAL BONDS			$1,460,579
6.75%, 12/01/2021	2,921	3,438		SENIOR FLOATING RATE INTERESTS -	Principal
SBA Tower Trust				3.12%	Amount (000's)	Value	(000	's)
4.25%, 04/15/2040(d),(f)	2,490	2,592
Softbank Corp				Aerospace & Defense - 0.08%
4.50%, 04/15/2020(d)	4,290	4,444		Sequa Corp, Term Loan B
				5.25%, 05/29/2017(f)	$608		$618
Sprint Capital Corp
6.88%, 11/15/2028	565	578		Silver II Borrower SCA, Term Loan
				4.00%, 12/13/2019(f)	1,401		1,411
Sprint Nextel Corp
6.00%, 12/01/2016	100	109					$2,029
6.00%, 11/15/2022	770	803		Apparel - 0.02%
7.00%, 08/15/2020	1,565	1,714		Calceus Acquisition Inc, Term Loan B
9.00%, 11/15/2018(d)	175	215		5.75%, 01/30/2020(f)	445		451
9.13%, 03/01/2017	236	278
Telefonica Emisiones SAU
3.19%, 04/27/2018	7,825	7,920		Automobile Manufacturers - 0.09%
4.57%, 04/27/2023	2,000	2,052		Chrysler Group LLC, Term Loan B
5.46%, 02/16/2021	1,330	1,466		6.00%, 05/24/2017(f)	2,190		2,218
6.42%, 06/20/2016	595	670
UPCB Finance VI Ltd				Automobile Parts & Equipment - 0.08%
6.88%, 01/15/2022(d)	690	757
				HHI Holdings LLC, Term Loan
Verizon Communications Inc				5.00%, 10/03/2018(f)	876		889
0.70%, 11/02/2015	1,440	1,436		Schaeffler AG, Term Loan C
3.50%, 11/01/2021	2,635	2,801		4.25%, 01/20/2017(f)	1,025		1,036
6.25%, 04/01/2037	425	524					$1,925
VimpelCom Holdings BV
5.20%, 02/13/2019(d)	1,795	1,831		Chemicals - 0.25%
7.50%, 03/01/2022	550	621		AI Chem & Cy SCA, Term Loan
Vodafone Group PLC				8.25%, 03/12/2020(f)	225		230
1.50%, 02/19/2018	1,820	1,826		AI Chem & Cy SCA, Term Loan B1
Wind Acquisition Finance SA				4.50%, 09/12/2019(f)	1,646		1,666
11.75%, 07/15/2017(d)	180	193		AI Chem & Cy SCA, Term Loan B2
Wind Acquisition Holdings Finance SA				4.50%, 09/20/2019(f)	854		864
12.25%, PIK 12.25%, 07/15/2017(d),(g)	1,444	1,549		AZ Chem US Inc, Term Loan B
		$81,020		5.25%, 02/21/2017(f)	553		561
				Eagle Spinco Inc, Term Loan B
Textiles - 0.07%				3.50%, 01/28/2017(f)	787		800
Mohawk Industries Inc				Ineos US Finance LLC, Term Loan
3.85%, 02/01/2023	1,590	1,660		6.50%, 04/27/2018(f)	1,102		1,114
				Taminco Global Chemical Corp, Term Loan
Transportation - 0.85%				B
Burlington Northern Santa Fe LLC				4.25%, 02/15/2019(f)	787		796
4.45%, 03/15/2043	2,795	2,935					$6,031
CSX Corp				Coal- 0.01%
4.10%, 03/15/2044	1,335	1,312		Patriot Coal Corp, DIP Term Loan
5.50%, 04/15/2041	1,805	2,141		9.25%, 12/09/2013(f)	115		112
6.25%, 03/15/2018	740	901
7.38%, 02/01/2019	964	1,234
Georgian Railway JSC				Commercial Services - 0.19%
7.75%, 07/11/2022(d)	590	686		Bright Horizons Family Solutions Inc, Term
Kansas City Southern de Mexico SA de CV				Loan
3.00%, 05/15/2023(d),(e)	3,175	3,184		4.00%, 01/24/2020(f)	110		111
6.13%, 06/15/2021	1,704	2,006
8.00%, 02/01/2018	350	382

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Commercial Services (continued)			Forest Products & Paper - 0.08%
Emergency Medical Services Corp, Term Loan			Caraustar Industries Inc, Term Loan
B			0.00%, 04/26/2019(f),(h)	$1,090	$1,095
4.00%, 05/25/2018(f)	$214	$217	Exopack LLC, Term Loan B
Interactive Data Corp, Term Loan B			6.50%, 05/06/2017(f)	815	825
3.75%, 02/11/2018(f)	1,861	1,880			$1,920
ISS A/S, Term Loan B
0.00%, 04/18/2018(f),(h)	2,335	2,344	Healthcare - Products - 0.03%
		$4,552	BSN Medical GmbH & Co KG, Term Loan
			B1
Computers - 0.08%			5.00%, 07/15/2019(f)	225	226
CompuCom Systems Inc, Term Loan			Kinetic Concepts Inc, Term Loan C1
6.50%, 10/02/2018(f)	509	509	5.50%, 05/04/2018(f)	570	579
10.25%, 10/02/2019(f)	745	760			$805
Spansion LLC, Term Loan B
5.25%, 12/11/2018(f)	663	669	Healthcare - Services - 0.06%
		$1,938	HCA Inc, Term Loan B4
			2.95%, 05/01/2018(f)	770	771
Consumer Products - 0.08%			MultiPlan Inc, Term Loan B
Sun Products Corp/The, Term Loan B			4.00%, 08/26/2017(f)	711	718
6.41%, 03/21/2020(f)	1,910	1,924			$1,489
			Insurance - 0.16%
Distribution & Wholesale - 0.07%			Asurion LLC, Term Loan B1
American Builders & Contractors Supply Co			4.50%, 05/24/2019(f)	2,204	2,229
Inc, Term Loan B			CNO Financial Group Inc, Term Loan B2
3.50%, 04/05/2020(f)	1,800	1,814	5.00%, 09/20/2016(f)	939	948
			Lone Star Intermediate Super Holdings LLC,
Diversified Financial Services - 0.02%			Term Loan
			11.00%, 08/07/2019(f)	630	676
Springleaf Financial Funding Co, Term Loan
NEW					$3,853
5.50%, 05/28/2017(f)	433	434	Internet - 0.09%
			Zayo Group LLC, Term Loan B
			4.50%, 07/02/2019(f)	2,284	2,308
Electric - 0.17%
Dynegy Inc, Term Loan B1
0.00%, 04/16/2020(f),(h)	501	501	Lodging - 0.09%
Dynegy Inc, Term Loan B2			Caesars Entertainment Operating Co Inc, Term
0.00%, 04/16/2020(f),(h)	820	819	Loan B6
NRG Energy Inc, Term Loan			5.45%, 01/28/2018(f)	2,346	2,127
3.25%, 05/05/2018(f)	442	447
Texas Competitive Electric Holdings Co LLC,
Term Loan NONEXT			Machinery - Diversified - 0.05%
3.73%, 10/10/2014(f)	3,133	2,353	Edwards Cayman Islands II Ltd, Term Loan
		$4,120	B
			4.75%, 03/26/2020(f)	1,291	1,297
Entertainment - 0.16%
CCM Merger Inc, Term Loan B
6.00%, 02/01/2017(f)	2,423	2,447	Media- 0.39%
Peninsula Gaming LLC, Term Loan B			Charter Communications Operating LLC,
5.75%, 08/03/2017(f)	993	1,005	Term Loan E
			0.00%, 04/10/2020(f),(h)	741	739
WMG Acquisition Corp, Term Loan B
5.25%, 10/25/2018(f)	479	485	Cumulus Media Holdings Inc, Term Loan
			7.50%, 01/14/2019(f)	223	231
		$3,937	Cumulus Media Holdings Inc, Term Loan B
Environmental Control - 0.01%			4.50%, 09/17/2018(f)	291	295
ADS Waste Holdings Inc, Term Loan B			Kabel Deutschland Vertrieb und Service
4.25%, 10/05/2019(f)	244	247	GmbH, Term Loan F
			3.25%, 02/01/2019(f)	380	382
			NEP Broadcasting LLC, Term Loan
Food- 0.11%			9.50%, 08/18/2020(f)	11	12
HJ Heinz Co, Term Loan B2
0.00%, 03/27/2020(f),(h)	1,700	1,715	NEP Broadcasting LLC, Term Loan B
			4.75%, 01/03/2020(f)	2,309	2,350
Pinnacle Foods Finance LLC / Pinnacle Foods			Univision Communications Inc, Term Loan
Finance Corp, Term Loan B-EXT			4.75%, 02/28/2020(f)	87	87
3.70%, 04/02/2014(f)	197	198
			Univision Communications Inc, Term Loan
Pinnacle Foods Finance LLC / Pinnacle Foods			C1
Finance Corp, Term Loan F			4.75%, 02/28/2020(f)	858	865
4.75%, 10/17/2018(f)	501	503
Pinnacle Foods Finance LLC, Term Loan E			Univision Communications Inc, Term Loan
4.75%, 09/29/2018(f)	375	377	C2
			4.75%, 02/22/2020(f)	2,290	2,312
		$2,793

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS - 39.82%	Amount (000's)	Value(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC) - 4.80%
Media (continued)
Virgin Media Investment Holdings Ltd, Term				2.59%, 12/01/2035(f)	$66	$71
Loan B				2.62%, 01/01/2034(f)	131	140
0.00%, 02/15/2020(f),(h)	$1,430	$1,431
				2.73%, 05/01/2037(f)	385	413
WideOpenWest Finance LLC, Term Loan B
4.75%, 03/27/2019(f)	854	864		3.50%, 04/01/2042	18,734	20,180
				3.50%, 08/01/2042	9,547	10,242
		$9,568		3.50%, 12/01/2042	11,904	12,805
Mining - 0.02%				4.00%, 10/01/2041	2,400	2,563
FMG Resources August 2006 Pty Ltd, Term				4.50%, 04/01/2031	4,376	4,783
Loan B				4.50%, 06/01/2040	2,488	2,754
5.25%, 10/12/2017(f)	577	587		4.50%, 08/01/2040	298	324
				4.50%, 01/01/2041	5,622	6,222
				4.50%, 04/01/2041	15,663	17,188
Oil & Gas - 0.10%				5.00%, 03/01/2018	842	899
Chesapeake Energy Corp, Term Loan B				5.00%, 05/01/2018	572	608
5.75%, 12/02/2017(f)	1,430	1,481
				5.00%, 10/01/2018	432	458
EP Energy LLC, Term Loan B1				5.00%, 01/01/2019	633	671
5.00%, 04/24/2018(f)	725	728
				5.00%, 06/01/2031	2,570	2,850
Plains Exploration & Production Co, Term				5.00%, 12/01/2038	614	659
Loan B				5.00%, 02/01/2039	3,613	3,879
4.00%, 10/15/2019(f)	105	105
				5.00%, 08/01/2040	5,240	5,746
		$2,314		5.06%, 07/01/2034(f)	40	44
Pharmaceuticals - 0.11%				5.50%, 03/01/2018	215	232
Grifols Inc, Term Loan B				5.50%, 08/01/2023	1,759	1,887
4.25%, 06/01/2017(f)	507	512		5.50%, 06/01/2024	216	236
NBTY Inc, Term Loan B2				5.50%, 04/01/2033	84	91
3.50%, 10/01/2017(f)	227	229		5.50%, 05/01/2033	239	260
Par Pharmaceutical Cos Inc, Term Loan B				5.50%, 10/01/2033	186	204
4.25%, 09/28/2019(f)	1,990	2,008		5.50%, 12/01/2033	1,730	1,928
		$2,749		5.50%, 11/01/2036	1,894	2,082
				5.50%, 04/01/2038	792	863
Pipelines - 0.04%				5.50%, 08/01/2038	1,310	1,458
NGPL PipeCo LLC, Term Loan B				5.50%, 03/01/2040	2,194	2,412
6.75%, 05/04/2017(f)	882	894		6.00%, 07/01/2017	36	39
				6.00%, 03/01/2022	82	89
REITS- 0.02%				6.00%, 07/01/2023	690	751
iStar Financial Inc, Term Loan				6.00%, 06/01/2028	8	10
5.25%, 06/28/2013(f)	20	20		6.00%, 01/01/2029	3	4
iStar Financial Inc, Term Loan A2				6.00%, 03/01/2031	18	20
7.00%, 06/30/2014(f)	525	559		6.00%, 04/01/2031	3	3
		$579		6.00%, 12/01/2031	116	130
				6.00%, 12/01/2032	114	127
Retail - 0.32%				6.00%, 02/01/2033	208	231
DineEquity Inc, Term Loan B2				6.00%, 12/01/2033	132	147
3.75%, 10/19/2017(f)	348	353		6.00%, 10/01/2036(f)	1,187	1,306
Dunkin' Brands Inc, Term Loan B3				6.00%, 12/01/2037(f)	1,408	1,550
3.75%, 02/14/2020(f)	2,187	2,208		6.00%, 01/01/2038	1,154	1,283
Michaels Stores Inc, Term Loan B				6.00%, 01/01/2038(f)	197	217
3.75%, 01/24/2020(f)	1,735	1,751		6.00%, 07/01/2038	4,440	4,926
Neiman Marcus Group Inc/The, Term Loan B				6.50%, 06/01/2017	100	106
4.00%, 05/16/2018(f)	3,095	3,118		6.50%, 03/01/2029	1	1
Serta Simmons Holdings LLC, Term Loan B				6.50%, 03/01/2029	17	20
5.00%, 09/19/2019(f)	404	409		6.50%, 05/01/2029	27	31
		$7,839		6.50%, 04/01/2031	14	16
				6.50%, 06/01/2031	1	2
Semiconductors - 0.04%				6.50%, 09/01/2031	12	14
Freescale Semiconductor Inc, Term Loan B4
5.00%, 02/13/2020(f)	1,013	1,027		6.50%, 02/01/2032	2	2
				6.50%, 02/01/2032	8	10
				6.50%, 05/01/2032	34	39
Telecommunications - 0.10%				6.50%, 04/01/2035	366	417
Integra Telecom Holdings Inc, Term Loan				6.50%, 10/01/2035	181	206
6.00%, 02/19/2019(f)	1,140	1,163		7.00%, 12/01/2029	15	18
9.75%, 02/19/2020(f)	120	123		7.00%, 06/01/2030	25	30
Intelsat Jackson Holdings SA, Term Loan				7.00%, 12/01/2030	12	15
3.20%, 02/01/2014(f)	734	734		7.00%, 09/01/2031	4	5
Level 3 Financing Inc, Term Loan B				7.50%, 09/01/2030	5	5
5.18%, 08/01/2019(f)	505	511		7.50%, 09/01/2030	4	4
		$2,531		7.50%, 01/01/2031	25	31
TOTAL SENIOR FLOATING RATE INTERESTS		$76,412		7.50%, 03/01/2031	6	8
				7.50%, 02/01/2032	15	18

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)				Federal National Mortgage Association (FNMA) (continued)
				5.50%, 04/01/2038	$11,268	$12,477
8.00%, 09/01/2030	$117	$133		5.50%, 12/01/2038	4,146	4,583
		$117,116		5.50%, 01/01/2040	2,845	3,134
Federal National Mortgage Association (FNMA) - 16.77%				5.50%, 04/01/2040	1,024	1,134
1.90%, 10/01/2034(f)	273	287		5.50%, 05/01/2040	1,951	2,149
2.33%, 01/01/2033(f)	133	141		5.50%, 05/01/2040	2,014	2,215
2.40%, 09/01/2038(f)	2,896	3,081		6.00%, 10/01/2021	778	853
2.48%, 02/01/2036(f)	40	41		6.00%, 02/01/2023	55	60
2.49%, 03/01/2035(f)	403	428		6.00%, 02/01/2038(f)	2,808	3,073
2.50%, 05/01/2028(i)	19,600	20,494		6.00%, 05/01/2038	1,100	1,240
2.52%, 04/01/2036(f)	394	421		6.00%, 05/01/2038	451	499
2.53%, 12/01/2032(f)	210	223		6.00%, 08/01/2038	2,211	2,475
2.57%, 07/01/2033(f)	1,753	1,867		6.00%, 08/01/2038	843	937
2.66%, 07/01/2034(f)	518	552		6.00%, 12/01/2038	6,191	6,904
2.76%, 03/01/2035(f)	5,502	5,887		6.14%, 12/01/2036(f)	1,346	1,456
2.86%, 08/01/2035(f)	345	369		6.50%, 07/01/2016	5	5
2.93%, 04/01/2033(f)	251	266		6.50%, 02/01/2017	13	14
3.00%, 05/15/2027(i)	33,000	34,851		6.50%, 03/01/2017	8	9
3.00%, 12/01/2040	250	261		6.50%, 04/01/2017	2	2
3.00%, 11/01/2042	907	952		6.50%, 08/01/2017	94	102
3.00%, 05/01/2043(i)	24,900	26,044		6.50%, 05/01/2022	19	21
3.33%, 04/01/2041(f)	2,432	2,577		6.50%, 12/01/2031	8	10
3.50%, 12/01/2025	3,609	3,890		6.50%, 02/01/2032	6	6
3.50%, 04/01/2027	1,767	1,898		6.50%, 02/01/2032	7	9
3.50%, 05/01/2027(i)	1,950	2,071		6.50%, 04/01/2032	11	13
3.50%, 01/01/2041	510	544		6.50%, 06/01/2032	4	5
3.50%, 03/01/2042	5,260	5,669		6.50%, 08/01/2032	32	36
3.50%, 05/01/2042(i)	15,000	15,982		6.50%, 07/01/2037	994	1,121
3.50%, 10/01/2042	17,147	18,367		6.50%, 07/01/2037	1,160	1,299
3.50%, 02/01/2043	18,410	19,721		6.50%, 12/01/2037	1,796	2,016
3.50%, 04/01/2043	4,742	5,080		6.50%, 02/01/2038	1,058	1,186
4.00%, 08/01/2020	3,759	4,019		6.50%, 03/01/2038	570	639
4.00%, 05/01/2027(i)	3,350	3,580		6.50%, 09/01/2038	2,759	3,091
4.00%, 02/01/2031	1,075	1,159		7.00%, 02/01/2032	19	23
4.00%, 02/01/2031	956	1,030		7.00%, 03/01/2032	77	92
4.00%, 05/01/2031	2,058	2,219		7.50%, 08/01/2032	27	34
4.00%, 06/01/2031	3,303	3,561				$409,685
4.00%, 12/01/2040	8,399	9,221		Government National Mortgage Association (GNMA) - 8.21%
4.00%, 12/01/2040	11,503	12,636
4.00%, 12/01/2040	5,558	6,152		3.00%, 05/01/2043(i)	6,600	7,023
4.00%, 01/01/2041	16,280	17,874		3.50%, 03/15/2042	2,826	3,112
4.00%, 05/01/2042(i)	12,000	12,844		3.50%, 04/15/2042	2,757	3,013
4.00%, 03/01/2043	4,456	4,770		3.50%, 05/15/2042	10,717	11,692
4.50%, 05/01/2031	9,836	10,731		3.50%, 10/15/2042	2,972	3,243
4.50%, 12/01/2039	133	143		3.50%, 05/01/2043(i)	54,200	59,036
4.50%, 05/01/2040	2,700	3,020		4.00%, 10/15/2041	7,097	7,922
4.50%, 05/01/2040	2,975	3,289		4.00%, 02/15/2042	2,718	3,034
4.50%, 07/01/2040	1,949	2,155		4.00%, 04/20/2042	7,870	8,566
4.50%, 01/01/2041	2,489	2,752		4.00%, 05/01/2042(i)	25,000	27,367
4.50%, 02/01/2041	30,985	34,260		4.50%, 06/20/2025	11,584	12,566
4.50%, 09/01/2041	1,801	1,946		4.50%, 01/20/2040	4,694	5,204
5.00%, 03/01/2018	281	302		4.50%, 08/20/2040	9,703	10,743
5.00%, 12/01/2039	242	270		4.50%, 10/20/2040	3,591	3,976
5.00%, 02/01/2040	689	759		4.50%, 08/20/2042	1,594	1,747
5.00%, 04/01/2040	1,323	1,458		5.00%, 11/15/2033	5,429	5,981
5.00%, 05/01/2041	6,398	7,035		5.00%, 06/15/2034	122	135
5.00%, 05/01/2042(i)	25,000	27,066		5.00%, 10/20/2039	683	762
5.32%, 10/01/2036(f)	353	380		5.00%, 07/20/2040	1,277	1,398
5.50%, 09/01/2017	43	46		5.00%, 09/20/2041	2,036	2,252
5.50%, 10/01/2017	57	61		5.00%, 11/20/2041	3,007	3,291
5.50%, 06/01/2020	1,052	1,147		5.00%, 02/20/2042	308	343
5.50%, 09/01/2020	1,471	1,603		5.00%, 06/20/2042	7,796	8,588
5.50%, 02/01/2023	144	157		5.50%, 10/15/2033	1,861	2,106
5.50%, 06/01/2023	541	589		5.50%, 05/20/2035	252	279
5.50%, 07/01/2023	10	11		5.50%, 02/15/2038	2,836	3,101
5.50%, 07/01/2033	490	538		6.00%, 07/20/2028	91	103
5.50%, 09/01/2033	506	555		6.00%, 11/20/2028	81	92
5.50%, 08/01/2036	4,728	5,172		6.00%, 01/20/2029	89	104
5.50%, 02/01/2037	263	289		6.00%, 07/20/2029	19	22

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)(continued)				Banks (continued)
				Investment in Joint Trading Account; JP	$33,556	$33,555
6.00%, 08/15/2031	$44	$50
6.00%, 01/15/2032	10	12		Morgan Repurchase Agreement; 0.14%
				dated 04/30/2013 maturing 05/01/2013
6.00%, 02/15/2032	139	159		(collateralized by US Government
6.00%, 02/15/2033	84	96
6.00%, 12/15/2033	89	101		Securities; $34,226,583; 0.00% - 8.88%;
				dated 06/15/15 - 04/15/30)
6.00%, 03/15/2039	2,381	2,705		Investment in Joint Trading Account; Merrill	28,762	28,762
6.50%, 03/20/2028	16	19
6.50%, 05/20/2029	14	16		Lynch Repurchase Agreement; 0.14%
				dated 04/30/2013 maturing 05/01/2013
6.50%, 02/20/2032	7	9		(collateralized by US Government Security;
6.50%, 10/15/2032	44	51
6.50%, 12/15/2032	299	339		$29,337,072; 0.63%; dated 08/31/17)
7.00%, 06/15/2031	29	35				$135,820
7.00%, 07/15/2031	4	5		TOTAL REPURCHASE AGREEMENTS		$135,820
7.00%, 06/15/2032	168	200		Total Investments		$2,656,816
8.00%, 01/20/2031	10	12		Liabilities in Excess of Other Assets, Net - (8.76)%		$(214,307)
		$200,610		TOTAL NET ASSETS - 100.00%		$2,442,509
U.S. Treasury - 10.04%
0.13%, 08/31/2013	3,625	3,625		(a) Non-Income Producing Security
0.13%, 07/31/2014	20,000	19,991		(b) Security is Illiquid
0.25%, 06/30/2014	13,000	13,014		(c)		Fair value of these investments is determined in good faith by the
0.25%, 05/15/2015	700	700		Manager under procedures established and periodically reviewed by the
0.38%, 07/31/2013	150	150		Board of Directors. At the end of the period, the fair value of these
0.63%, 05/31/2017	22,480	22,591		securities totaled $16,669 or 0.68% of net assets.
0.75%, 06/30/2017	22,000	22,206		(d)		Security exempt from registration under Rule 144A of the Securities Act of
0.75%, 10/31/2017	200	201		1933. These securities may be resold in transactions exempt from
1.00%, 08/31/2016	22,770	23,241		registration, normally to qualified institutional buyers. Unless otherwise
1.00%, 03/31/2017	2,450	2,500		indicated, these securities are not considered illiquid. At the end of the
1.25%, 10/31/2015	35,100	35,956		period, the value of these securities totaled $424,953 or 17.40% of net
1.38%, 12/31/2018	10,000	10,316		assets.
1.50%, 07/31/2016	20,465	21,220		(e) Security purchased on a when-issued basis.
1.75%, 05/15/2022	75	76		(f) Variable Rate. Rate shown is in effect at April 30, 2013.
1.88%, 08/31/2017	22,925	24,241		(g)		Payment in kind; the issuer has the option of paying additional securities
2.00%, 02/15/2023	35	36		in lieu of cash.
2.38%, 05/31/2018	275	298		(h)		This Senior Floating Rate Note will settle after April 30, 2013, at which
2.63%, 04/30/2016	300	321		time the interest rate will be determined.
2.63%, 01/31/2018	10,000	10,944		(i)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.13%, 05/15/2019	500	567		Notes to Financial Statements for additional information.
3.13%, 02/15/2042	2,535	2,663
3.25%, 12/31/2016	100	110
4.38%, 05/15/2040	14,500	18,913		Portfolio Summary (unaudited)
4.50%, 02/15/2036	5,000	6,581		Sector		Percent
4.75%, 02/15/2041	80	111
5.38%, 02/15/2031	25	36		Mortgage Securities		36.82%
6.13%, 08/15/2029	25	38		Financial		19.48%
6.75%, 08/15/2026	3,000	4,642		Government		10.60%
				Asset Backed Securities		10.28%
		$245,288		Communications		6 .86%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Energy		6 .26%
OBLIGATIONS		$972,699		Consumer, Non-cyclical		6 .14%
Maturity				Consumer, Cyclical		3 .79%
REPURCHASE AGREEMENTS - 5.56%	Amount (000's)	Value(000	's)	Basic Materials		3 .00%
Banks- 5.56%				Industrial		2 .41%
Investment in Joint Trading Account; Credit	$15,979	$15,979		Utilities		2 .07%
Suisse Repurchase Agreement; 0.14%				Technology		0 .75%
dated 04/30/2013 maturing 05/01/2013				Diversified		0 .24%
(collateralized by US Government				Exchange Traded Funds		0 .06%
Securities; $16,298,374; 4.50% - 4.63%;				Liabilities in Excess of Other Assets, Net		(8.76)%
dated 02/15/36 - 02/15/40)				TOTAL NET ASSETS		100.00%
Investment in Joint Trading Account; Deutsche	57,524	57,524
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $58,674,152; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2013 (unaudited)

Credit Default Swaps

Buy Protection
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CMBX.NA.AAA4	(0.35)%	02/17/2051	$6,250	$119	$489	$(370)
Deutsche Bank AG	CMBX.NA.AAA3	(0.08)%	12/13/2049	6,250	127	274	(147)
Total	$246	$763	$(517)

Amounts in thousands

Foreign Currency Contracts

Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Euro	JP Morgan Chase	06/12/2013	43,000	$57	$57	$—
Japanese Yen	JP Morgan Chase	06/12/2013	51,073,449	534	524	(10)
Total	$(10)

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Australian Dollar	JP Morgan Chase	06/12/2013	58,478	$59	$60	$(1)
British Pound Sterling	JP Morgan Chase	06/12/2013	195,163	291	303	(12)
Canadian Dollar	JP Morgan Chase	06/12/2013	119,574	117	119	(2)
Danish Krone	JP Morgan Chase	06/12/2013	205,109	35	36	(1)
Euro	JP Morgan Chase	06/12/2013	1,608,364	2,092	2,119	(27)
Japanese Yen	JP Morgan Chase	06/12/2013	146,849,629	1,529	1,507	22
Mexican Peso	JP Morgan Chase	06/12/2013	2,727,732	215	224	(9)
Polish Zloty	JP Morgan Chase	06/12/2013	100,651	32	32	—
Swedish Krona	JP Morgan Chase	06/12/2013	255,875	40	40	—
Swiss Franc	JP Morgan Chase	06/12/2013	14,349	15	15	—
Total	$(30)

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Deutsche Bank AG 3 Month LIBOR	Receive	1.74%	09/04/2022	$8,000	$5	$—	$5
Morgan Stanley & 3 Month LIBOR	Receive	2.38%	09/04/2032	8,000	292	—	292
Co
Total	$297	$—	$297

Amounts in thousands

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

CONVERTIBLE PREFERRED STOCKS -							Principal
0.22%	Shares Held		Value	(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Banks- 0.22%						Banks (continued)
Wells Fargo & Co		5,800		$7,655		Dexia Credit Local SA (continued)
						2.75%, 04/29/2014(a)		$5,700	$5,793
TOTAL CONVERTIBLE PREFERRED STOCKS				$7,655		DNB Bank ASA
PREFERRED STOCKS - 0.30%	Shares Held		Value	(000	's)	3.20%, 04/03/2017(a)		1,100	1,174
						Eksportfinans ASA
REITS- 0.30%						5.50%, 05/25/2016		1,700	1,773
Sovereign Real Estate Investment Trust (a)		8,000		10,531
						5.50%, 06/26/2017		1,400	1,462
						Export-Import Bank of Korea
TOTAL PREFERRED STOCKS				$10,531		5.13%, 06/29/2020		1,400	1,622
	Principal					5.88%, 01/14/2015		8,000	8,604
BONDS- 35.46%	Amount (000's)		Value	(000	's)	Fifth Third Bancorp
						0.70%, 12/20/2016(b)		1,000	981
Airlines - 0.02%
UAL 2009-1 Pass Through Trust						Goldman Sachs Group Inc/The
						0.57%, 05/23/2016(b)	EUR	1,200	1,552
10.40%, 05/01/2018		$572		$663
						6.25%, 09/01/2017		$1,000	1,176
						HSBC Bank PLC
Banks- 7.54%						2.00%, 01/19/2014(a),(c)		1,800	1,818
Ally Financial Inc						HSBC USA Inc
3.49%, 02/11/2014(b)		12,900		13,010		2.38%, 02/13/2015		4,600	4,739
4.50%, 02/11/2014		900		920		Intesa Sanpaolo SpA
4.63%, 06/26/2015		1,100		1,159		2.69%, 02/24/2014(a),(b),(c)		4,100	4,121
6.75%, 12/01/2014		4,280		4,596		JP Morgan Chase Bank NA
6.75%, 12/01/2014		300		322		0.61%, 06/13/2016(b)		3,500	3,439
7.50%, 09/15/2020		1,200		1,482		KeyCorp
8.30%, 02/12/2015		6,000		6,667		6.50%, 05/14/2013		800	802
American Express Bank FSB						Korea Development Bank/The
6.00%, 09/13/2017		4,700		5,621		4.38%, 08/10/2015		7,400	7,914
Australia & New Zealand Banking Group Ltd						8.00%, 01/23/2014		2,000	2,098
2.13%, 01/10/2014(a),(c)		5,100		5,162		Lloyds TSB Bank PLC
Banco Santander Brasil SA/Brazil						12.00%, 12/29/2049(a)		12,200	16,470
4.25%, 01/14/2016(a)		2,900		3,041		Morgan Stanley
4.50%, 04/06/2015(a)		500		522		0.58%, 01/09/2014(b)		1,200	1,198
Banco Santander Chile						5.95%, 12/28/2017		400	467
1.88%, 01/19/2016(a),(b)		2,100		2,064		National Bank of Canada
Bank of America Corp						2.20%, 10/19/2016(a)		700	736
4.50%, 04/01/2015		10,000		10,608		Nordea Bank AB
6.50%, 08/01/2016		10,100		11,649		2.13%, 01/14/2014(a),(c)		800	810
Bank of America NA						Royal Bank of Scotland PLC/The
6.00%, 10/15/2036		2,200		2,729		2.00%, 03/30/2015(b)	CAD	2,000	1,877
Bank of Montreal						Santander Issuances SAU
2.85%, 06/09/2015(a)		1,800		1,889		7.30%, 07/27/2019(b)	GBP	9,050	14,592
Bank of Nova Scotia						Sumitomo Mitsui Banking Corp
1.65%, 10/29/2015(a)		1,900		1,952		1.95%, 01/14/2014(a),(c)		$2,200	2,218
1.95%, 01/30/2017(a)		200		209		Turkiye Garanti Bankasi AS
Barclays Bank PLC						2.78%, 04/20/2016(a),(b)		1,100	1,111
2.38%, 01/13/2014		500		506		Wells Fargo & Co
5.20%, 07/10/2014		400		421		7.98%, 03/29/2049(b)		13,100	15,180
BBVA Bancomer SA/Texas						Westpac Banking Corp
4.50%, 03/10/2016(a)		1,100		1,171		3.59%, 08/14/2014(a)		1,400	1,459
6.50%, 03/10/2021(a)		2,300		2,622					$264,770
BPCE SA
2.38%, 10/04/2013(a),(c)		700		705		Beverages - 0.07%
12.50%, 08/29/2049(a)		8,000		10,037		Coca-Cola Enterprises Inc
CIT Group Inc						1.13%, 11/12/2013		2,300	2,309
5.25%, 04/01/2014(a)		2,500		2,591
Citigroup Inc						Chemicals - 0.03%
1.73%, 01/13/2014(b)		10,600		10,681
						Braskem Finance Ltd
2.29%, 08/13/2013(b)		2,200		2,211		5.75%, 04/15/2021(a)		900	962
4.88%, 05/07/2015		2,200		2,344
5.50%, 10/15/2014		10,400		11,078
8.13%, 07/15/2039		1,600		2,436		Commercial Services - 0.31%
Credit Agricole SA						President and Fellows of Harvard College
7.59%, 01/29/2049(b)	GBP	1,400		2,174		6.50%, 01/15/2039(a)		7,400	10,894
8.38%, 10/13/2049(a),(b)		$16,500		18,377
Credit Suisse/New York NY						Diversified Financial Services - 2.87%
2.20%, 01/14/2014		1,700		1,720		Banque PSA Finance SA
Dexia Credit Local SA						2.18%, 04/04/2014(a),(b),(c)		4,300	4,266
0.76%, 04/29/2014(a),(b)		8,700		8,614
2.75%, 01/10/2014(a)		1,790		1,815		Bear Stearns Cos LLC/The
						7.25%, 02/01/2018		2,100	2,615
2.75%, 01/10/2014		6,410		6,479

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)					Finance - Mortgage Loan/Banker (continued)
Ford Motor Credit Co LLC					Freddie Mac (continued)
7.00%, 10/01/2013		$6,100	$6,255		3.75%, 03/27/2019	$6,700		$7,738
General Electric Capital Corp					5.50%, 08/23/2017	2,000		2,413
0.47%, 10/06/2015(b)		7,500	7,456					$179,264
7.50%, 08/21/2035		6,800	9,860
International Lease Finance Corp					Gas- 0.01%
4.88%, 04/01/2015		500	526		ENN Energy Holdings Ltd
					6.00%, 05/13/2021(a)	200		234
5.65%, 06/01/2014		4,400	4,598
5.75%, 05/15/2016		700	761
6.50%, 09/01/2014(a)		400	428		Healthcare - Services - 0.64%
6.75%, 09/01/2016(a)		1,700	1,934		HCA Inc
8.62%, 09/15/2015(b)		500	570		8.50%, 04/15/2019	5,200		5,733
Macquarie Group Ltd					Hospital for Special Surgery
7.30%, 08/01/2014(a),(c)		7,400	7,902		3.50%, 01/01/2023(a)	15,425		16,831
Merrill Lynch & Co Inc								$22,564
6.50%, 07/15/2018		200	239
6.88%, 04/25/2018		1,700	2,067		Holding Companies - Diversified - 0.04%
Northern Rock Asset Management PLC					Noble Group Ltd
5.63%, 06/22/2017(a),(c)		12,200	14,243		6.75%, 01/29/2020	1,200		1,335
SLM Corp
3.88%, 09/10/2015		600	623		Home Equity Asset Backed Securities - 0.76%
5.00%, 10/01/2013		400	406		Argent Securities Inc Asset-Backed Pass-
5.00%, 04/15/2015		5,800	6,134		Through Certificates Series 2005-W2
5.05%, 11/14/2014		4,000	4,186		0.56%, 10/25/2035(b)	2,400		2,141
6.25%, 01/25/2016		2,500	2,719		Bear Stearns Asset Backed Securities I Trust
8.78%, 09/15/2016(b),(d)	MXN	118,400	9,114		2006-HE10
Springleaf Finance Corp					0.40%, 12/25/2036(b)	4,000		3,624
4.13%, 11/29/2013	EUR	7,500	9,877		Bear Stearns Asset Backed Securities I Trust
6.90%, 12/15/2017		$1,200	1,249		2007-HE3
SteelRiver Transmission Co LLC					0.45%, 04/25/2037(b)	5,000		2,753
4.71%, 06/30/2017(a),(c)		2,745	2,851		IXIS Real Estate Capital Trust 2005-HE1
			$100,879		0.98%, 06/25/2035(b)	2,100		2,044
Electric - 0.38%					JP Morgan Mortgage Acquisition Trust 2006-
Centrais Eletricas Brasileiras SA					CW1
					0.44%, 05/25/2036(b)	6,100		4,458
6.88%, 07/30/2019(a)		1,600	1,832
Duke Energy Carolinas LLC					Nomura Home Equity Loan Inc Home Equity
5.75%, 11/15/2013		2,300	2,364		Loan Trust Series 2005-HE1
					0.79%, 09/25/2035(b)	3,500		2,582
Entergy Corp
3.63%, 09/15/2015		4,500	4,694		RASC Series 2005-KS11 Trust
					0.60%, 12/25/2035(b)	10,300		9,232
Korea Hydro & Nuclear Power Co Ltd
6.25%, 06/17/2014		900	948					$26,834
Majapahit Holding BV					Insurance - 0.93%
7.75%, 01/20/2020		1,300	1,622		American International Group Inc
Nisource Finance Corp					5.45%, 05/18/2017	2,000		2,289
6.13%, 03/01/2022		1,500	1,825		8.18%, 05/15/2068	11,300		15,283
			$13,285		8.25%, 08/15/2018	4,000		5,187
Finance - Mortgage Loan/Banker - 5.10%					Dai-ichi Life Insurance Co Ltd/The
					7.25%, 12/31/2049(a)	2,200		2,570
Fannie Mae
0.50%, 03/30/2016		7,400	7,419		Prudential Financial Inc
					3.59%, 06/10/2013(b)	1,000		1,000
0.88%, 08/28/2017		6,300	6,349
0.88%, 02/08/2018		5,700	5,727		Stone Street Trust
					5.90%, 12/15/2015(a)	6,000		6,513
1.13%, 04/27/2017		16,100	16,427
1.25%, 01/30/2017		7,100	7,287					$32,842
5.00%, 02/13/2017		2,200	2,570		Investment Companies - 0.06%
5.00%, 05/11/2017		8,000	9,406		Temasek Financial I Ltd
5.38%, 06/12/2017		700	836		4.30%, 10/25/2019(a)	1,700		1,950
Federal Home Loan Mortgage Corp
0.88%, 03/07/2018		1,100	1,104
Freddie Mac					Iron & Steel - 0.32%
1.00%, 03/08/2017		15,700	15,957		CSN Islands XI Corp
					6.88%, 09/21/2019(c)	1,800		1,971
1.00%, 06/29/2017		23,700	24,031
1.00%, 07/28/2017		13,200	13,388		CSN Resources SA
					6.50%, 07/21/2020(a)	700		749
1.00%, 09/29/2017		16,800	17,004
1.25%, 05/12/2017		6,500	6,671		Gerdau Holdings Inc
					7.00%, 01/20/2020(a)	1,000		1,147
1.25%, 08/01/2019		12,700	12,772
1.25%, 10/02/2019		17,600	17,676		Gerdau Trade Inc
					5.75%, 01/30/2021(a)	800		862
1.75%, 05/30/2019		2,200	2,281
2.38%, 01/13/2022		2,100	2,208

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Iron & Steel (continued)					Mortgage Backed Securities (continued)
Vale Overseas Ltd					Commercial Mortgage Pass-Through
5.63%, 09/15/2019		$5,800	$6,677		Certificates Series 2008-C1
			$11,406		6.25%, 02/15/2041(b)		$1,300	$1,534
					Fannie Mae Grantor Trust 2000-T6
Machinery - Construction & Mining - 0.21%					7.50%, 06/25/2030		21	24
Caterpillar Inc					Fannie Mae Grantor Trust 2002-T16
0.46%, 05/21/2013(b)		7,300	7,301
					7.50%, 07/25/2042		31	35
					Fannie Mae REMICS
Media- 0.08%					0.51%, 04/25/2037(b)		1,250	1,253
DISH DBS Corp					0.65%, 09/25/2035(b)		2,699	2,717
6.63%, 10/01/2014		500	531		GSMPS Mortgage Loan Trust 2001-2
7.00%, 10/01/2013		1,000	1,021		7.50%, 06/19/2032(a)		153	160
7.75%, 05/31/2015		1,000	1,104		Holmes Master Issuer PLC
			$2,656		1.56%, 10/15/2054(a),(b)	EUR	1,805	2,399
					HomeBanc Mortgage Trust 2005-4
Mining - 0.02%					0.47%, 10/25/2035(b)		$5,704	4,990
Corp Nacional del Cobre de Chile					JP Morgan Chase Comm Mort Pass Thr Certs
7.50%, 01/15/2019(a)		600	762
					Ser 2003-CIBC7
					4.88%, 01/12/2038(b)		4,535	4,606
Mortgage Backed Securities - 4.46%					JP Morgan Mortgage Trust 2005-S3
Arran Residential Mortgages Funding 2010-1					5.75%, 01/25/2036		420	399
PLC					JP Morgan Mortgage Trust 2006-A6
1.63%, 05/16/2047(a),(b)	EUR	4,029	5,388		5.70%, 10/25/2036(b)		1,871	1,731
Banc of America Funding 2004-D Trust					JP Morgan Mortgage Trust 2007-A1
2.88%, 06/25/2034(b)		$151	152		2.98%, 07/25/2035(b)		1,473	1,455
Banc of America Large Loan Trust 2010-					MASTR Reperforming Loan Trust 2005-1
HLTN					7.00%, 08/25/2034(a)		197	204
2.50%, 11/15/2015(a),(b)		6,034	6,081		Merrill Lynch Mortgage Investors Trust
Banc of America Mortgage 2004-H Trust					MLMI Series 2005-A5
3.12%, 09/25/2034(b)		3,390	3,379		2.58%, 06/25/2035(b)		1,160	1,141
Banc of America Mortgage Trust 2005-11					Merrill Lynch Mortgage Investors Trust Series
5.50%, 12/25/2020		910	943		MLCC 2005-3
Banc of America Re-REMIC Trust 2009-					2.32%, 11/25/2035(b)		1,196	1,127
UBER2					ML-CFC Commercial Mortgage Trust 2007-
5.81%, 02/24/2051(a),(b)		14,500	16,915		8
BCAP LLC 2011-RR4-I Trust					6.13%, 08/12/2049(b)		500	588
5.25%, 02/26/2036(a)		2,500	2,366		Morgan Stanley Capital I Trust 2004-IQ8
BCAP LLC 2011-RR5-I Trust					5.11%, 06/15/2040(b)		1,203	1,244
4.81%, 03/26/2037(a),(b),(d)		496	474		Morgan Stanley Mortgage Loan Trust 2005-4
5.25%, 08/26/2037(a),(b)		6,221	6,593		5.50%, 08/25/2035		1,698	1,761
Bear Stearns ALT-A Trust 2005-4					Opteum Mortgage Acceptance Corp Asset
2.72%, 05/25/2035(b)		367	347		Backed Pass-Through Certificates 2005-5
Bear Stearns ALT-A Trust 2005-7					5.64%, 12/25/2035(b)		215	215
2.93%, 09/25/2035(b)		33	29		RBSCF Trust 2010-RR3
Bear Stearns ARM Trust 2004-1					5.47%, 09/16/2039(a)		19,651	22,119
2.89%, 04/25/2034(b)		402	396		RBSSP Resecuritization Trust 2011-3
Bear Stearns ARM Trust 2005-11					0.45%, 02/26/2037(a),(b)		3,290	2,828
3.41%, 12/25/2035(b)		270	273		Silenus European Loan Conduit NO 25 Ltd
Bear Stearns Commercial Mortgage Securities					0.38%, 05/15/2019(b)	EUR	173	219
Trust 2007-PWR17					STARM Mortgage Loan Trust 2007-4
5.70%, 06/11/2050		176	184		5.68%, 10/25/2037(b)		$10,370	9,735
Chase Mortgage Finance Trust Series 2005-					Structured Adjustable Rate Mortgage Loan
A1					Trust
5.11%, 12/25/2035(b)		3,732	3,641		2.54%, 04/25/2035(b)		3,631	3,475
Chase Mortgage Finance Trust Series 2006-					Structured Asset Securities Corp Mortgage
A1					Pass-Through Ctfs Ser 2004-20
5.74%, 09/25/2036(b)		2,146	2,015		6.00%, 11/25/2034		7,596	7,614
CHL Mortgage Pass-Through Trust 2005-24					Wachovia Bank Commercial Mortgage Trust
5.50%, 11/25/2035		2,239	2,176		Series 2006-C23
Citicorp Mortgage Securities Trust Series					5.42%, 01/15/2045		200	223
2006-4					WaMu Mortgage Pass Through Certificates
5.50%, 08/25/2036		1,575	1,613		5.08%, 02/25/2037(b)		6,009	5,732
Citicorp Mortgage Securities Trust Series					Wells Fargo Mortgage Backed Securities
2007-8					2004-DD Trust
6.00%, 09/25/2037		6,370	6,706		2.62%, 01/25/2035(b)		3,283	3,278
Citigroup Mortgage Loan Trust Inc					Wells Fargo Mortgage Backed Securities
5.50%, 09/25/2035		9,315	9,546		2006-AR2 Trust
					2.64%, 03/25/2036(b)		4,855	4,675
								$156,698

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Oil & Gas - 1.02%					Sovereign (continued)
Odebrecht Drilling Norbe VIII/IX Ltd					Italy Buoni Poliennali Del Tesoro
6.35%, 06/30/2021(a)		$855	$949		(continued)
Petrobras International Finance Co - Pifco					2.10%, 09/15/2021	EUR	1,281	$1,662
3.88%, 01/27/2016		7,600	7,982		2.50%, 03/01/2015		5,100	6,856
5.88%, 03/01/2018		4,700	5,346		3.00%, 04/15/2015		500	678
7.88%, 03/15/2019		9,600	11,937		3.75%, 08/01/2015		900	1,239
Petroleos Mexicanos					3.75%, 04/15/2016		3,600	4,997
6.00%, 03/05/2020		3,700	4,455		3.75%, 08/01/2016		4,200	5,827
8.00%, 05/03/2019		2,100	2,730		4.00%, 02/01/2017		1,700	2,372
TNK-BP Finance SA					4.25%, 07/01/2014		1,200	1,639
7.88%, 03/13/2018		2,100	2,531		4.25%, 08/01/2014		1,300	1,780
			$35,930		4.50%, 07/15/2015		4,300	6,006
					4.75%, 09/15/2016		11,100	15,853
Other Asset Backed Securities - 0.81%					4.75%, 05/01/2017		6,000	8,566
ACA CLO 2006-1 Ltd					4.75%, 06/01/2017		2,200	3,143
0.53%, 07/25/2018(a),(b)		948	938
					6.00%, 11/15/2014		3,100	4,384
Countrywide Asset-Backed Certificates					Italy Certificati di Credito del Tesoro Zero
0.55%, 04/25/2036(b)		3,400	3,225
					Coupon
First Frankin Mortgage Loan Trust 2005-FF2					0.00%, 09/30/2014(e)		46,900	60,837
0.79%, 03/25/2035(b)		559	477
					Korea Housing Finance Corp
Halcyon Structured Asset Management Long					4.13%, 12/15/2015(a)		$900	965
Secured/Short Unsecured 2007-1 Ltd					Mexican Bonos
0.52%, 08/07/2021(a),(b)		10,294	10,196
					6.00%, 06/18/2015(b)	MXN	215	1,843
Hillmark Funding					6.25%, 06/16/2016(b)		25,300	2,217
0.54%, 05/21/2021(a),(b)		8,600	8,414
					10.00%, 12/05/2024(b)		201,300	24,701
Small Business Administration Participation					Societe Financement de l'Economie Francaise
Certificates					3.38%, 05/05/2014(a)		$9,800	10,102
4.43%, 05/01/2029(b)		4,671	5,169
					Spain Government Bond
			$28,419		3.15%, 01/31/2016	EUR	3,000	4,057
Regional Authority - 2.90%					3.75%, 10/31/2015		27,300	37,419
Province of British Columbia					4.25%, 10/31/2016		1,700	2,364
4.30%, 06/18/2042	CAD	600	697		4.40%, 01/31/2015		2,000	2,763
Province of Ontario Canada								$214,588
1.60%, 09/21/2016		$100	103		Student Loan Asset Backed Securities - 0.08%
1.65%, 09/27/2019		500	504		SLC Private Student Loan Trust 2009-A
2.85%, 06/02/2023	CAD	800	808		4.75%, 06/15/2033(a),(b)		$1,326	1,253
3.00%, 07/16/2018		$1,200	1,307		SLM Private Education Loan Trust 2009-CT
3.15%, 06/02/2022	CAD	28,000	29,275		2.35%, 04/15/2039(a),(b)		630	634
4.00%, 06/02/2021		13,000	14,488		SLM Private Education Loan Trust 2010-C
4.20%, 03/08/2018		500	553		2.85%, 12/16/2019(a),(b)		1,000	1,026
4.20%, 06/02/2020		4,000	4,504		SLM Student Loan Trust 2008-7
4.30%, 03/08/2017		2,000	2,190		0.78%, 10/25/2017(b)		56	56
4.40%, 06/02/2019		3,000	3,392					$2,969
4.60%, 06/02/2039		1,500	1,782
5.50%, 06/02/2018		800	936		Telecommunications - 0.25%
5.85%, 03/08/2033		3,800	5,145		Vivendi SA
6.50%, 03/08/2029		4,700	6,606		2.40%, 04/10/2015(a),(c)		8,800	8,966
Province of Quebec Canada
2.75%, 08/25/2021		$2,000	2,106		TOTAL BONDS			$1,245,659
3.00%, 09/01/2023	CAD	600	608			Principal
3.50%, 07/29/2020		$800	894		MUNICIPAL BONDS - 6.56%	Amount (000's)		Value(000	's)
3.50%, 12/01/2022	CAD	12,300	13,095
4.25%, 12/01/2021		7,300	8,231		Alabama - 0.13%
4.50%, 12/01/2016		100	110		Alabama Public School & College Authority
4.50%, 12/01/2017		1,200	1,338		5.00%, 12/01/2025		$3,800	$4,468
4.50%, 12/01/2018		1,600	1,806
4.50%, 12/01/2020		1,200	1,373		California - 2.60%
			$101,851		Bay Area Toll Authority
Savings & Loans - 0.44%					7.04%, 04/01/2050		6,000	8,896
Nationwide Building Society					California Infrastructure & Economic
6.25%, 02/25/2020(a),(c)		$12,700	15,328		Development Bank
					6.49%, 05/15/2049		1,000	1,217
					California State University
Sovereign - 6.11%					6.43%, 11/01/2030		1,500	1,795
Banco Nacional de Desenvolvimento					City of Los Angeles CA Wastewater System
Economico e Social					Revenue
4.13%, 09/15/2017(a)	EUR	800	1,139		5.71%, 06/01/2039		1,000	1,213
Italy Buoni Poliennali Del Tesoro					County of Santa Clara CA
1.70%, 09/15/2018		897	1,179		5.00%, 08/01/2030		2,500	2,932

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
California (continued)				New York (continued)
Los Angeles County Metropolitan				New York State Dormitory Authority
Transportation Authority				5.00%, 12/15/2025	$2,000	$2,468
5.74%, 06/01/2039	$12,000	$15,075		5.00%, 03/15/2029	3,500	4,144
Los Angeles Unified School District/CA						$37,873
6.76%, 07/01/2034	22,000	30,608
State of California				Ohio- 0.09%
7.60%, 11/01/2040	2,100	3,179		American Municipal Power Inc
7.63%, 03/01/2040	4,700	7,063		8.08%, 02/15/2050	2,100	3,218
7.95%, 03/01/2036	600	765
University of California				Pennsylvania - 0.23%
5.00%, 05/15/2028	5,500	6,552		Pennsylvania Economic Development
6.27%, 05/15/2031	5,400	6,298		Financing Authority
6.55%, 05/15/2048	4,500	6,156		5.00%, 01/01/2022	700	814
		$91,749		5.00%, 01/01/2023	5,700	6,337
				University of Pittsburgh (credit support from
District of Columbia - 0.06%				GO OF UNIV)
District of Columbia (credit support from
AGM)				5.00%, 09/15/2028	800	945
5.00%, 06/01/2027	1,680	1,939				$8,096
				Texas- 0.88%
Florida - 0.17%				City of San Antonio TX Water System
County of Broward FL Airport System				Revenue (credit support from NATL-RE)
Revenue				5.00%, 05/15/2040	28,600	30,898
5.00%, 10/01/2018	100	119
County of Seminole FL Water & Sewer				Washington - 0.18%
Revenue				State of Washington
6.44%, 10/01/2040	5,000	5,802		5.00%, 01/01/2028	5,600	6,467
		$5,921
Georgia - 0.12%				Wisconsin - 0.03%
Municipal Electric Authority of Georgia				State of Wisconsin (credit support from
6.66%, 04/01/2057	3,500	4,185		AGM)
				5.05%, 05/01/2018	1,000	1,150
Illinois - 0.73%
Chicago Transit Authority				TOTAL MUNICIPAL BONDS		$230,438
5.25%, 12/01/2036	5,400	6,195		SENIOR FLOATING RATE INTERESTS -	Principal
6.20%, 12/01/2040	11,000	12,883		0.04%	Amount (000's) Value (000's)
City of Chicago IL Waterworks Revenue				Diversified Financial Services - 0.04%
6.64%, 11/01/2029	5,000	6,425		Springleaf Financial Funding Co, Term Loan
		$25,503		NEW
				5.50%, 05/28/2017(b)	$1,538	$1,543
Louisiana - 0.11%
State of Louisiana Gasoline & Fuels Tax
Revenue				TOTAL SENIOR FLOATING RATE INTERESTS		$1,543
3.00%, 05/01/2043	3,900	3,913		U.S. GOVERNMENT & GOVERNMENT	Principal
				AGENCY OBLIGATIONS - 70.58%	Amount (000's)	Value (000's)
				Federal Home Loan Mortgage Corporation (FHLMC) - 0.19%
Nebraska - 0.01%
Public Power Generation Agency				2.73%, 06/01/2035(b)	$296	$317
7.24%, 01/01/2041	200	244		4.50%, 02/01/2040	164	176
				4.50%, 12/01/2040	268	295
Nevada - 0.07%				4.50%, 12/01/2040	493	538
County of Clark NV Airport System Revenue				4.50%, 12/01/2040	74	82
6.82%, 07/01/2045	1,700	2,466		4.50%, 06/01/2041	3,490	3,747
				4.50%, 07/01/2041	540	580
				5.50%, 07/01/2038	773	835
New Jersey - 0.07%						$6,570
New Jersey State Turnpike Authority
7.10%, 01/01/2041	1,600	2,348		Federal National Mortgage Association (FNMA) - 28.90%
				2.31%, 08/01/2022	300	307
				2.50%, 10/01/2027	9,592	10,039
New York - 1.08%				2.50%, 05/01/2028(f)	4,000	4,183
Metropolitan Transportation Authority				2.64%, 06/01/2022	2,900	3,033
5.00%, 11/15/2026	5,100	6,231		2.72%, 08/01/2035(b)	246	264
6.69%, 11/15/2040	10,540	14,168		2.86%, 09/01/2035(b)	295	315
New York City Water & Sewer System				2.87%, 09/01/2027(b)	2,300	2,280
5.00%, 06/15/2037	3,500	3,774		3.00%, 05/15/2027(f)	33,000	34,851
5.00%, 06/15/2037	1,100	1,207		3.00%, 06/01/2027(f)	21,000	22,148
5.00%, 06/15/2038	4,000	4,480		3.00%, 06/01/2043(f)	31,000	32,337
6.01%, 06/15/2042	1,000	1,401		3.16%, 05/01/2022(b)	9,444	10,244

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.33%, 11/01/2021	$195	$214		4.00%, 11/01/2040	$475	$523
3.50%, 07/01/2020	170	181		4.00%, 11/01/2040	561	600
3.50%, 10/01/2020	59	63		4.00%, 12/01/2040	189	203
3.50%, 01/01/2025	47	50		4.00%, 12/01/2040	511	548
3.50%, 07/01/2025	427	454		4.00%, 01/01/2041	777	832
3.50%, 08/01/2025	269	285		4.00%, 04/01/2041	599	641
3.50%, 08/01/2025	14	15		4.00%, 08/01/2041	111	119
3.50%, 08/01/2025	161	172		4.00%, 08/01/2041	8,052	8,625
3.50%, 08/01/2025	113	121		4.00%, 10/01/2041	576	617
3.50%, 09/01/2025	78	83		4.00%, 10/01/2041	500	535
3.50%, 09/01/2025	355	378		4.00%, 10/01/2041	1,325	1,419
3.50%, 09/01/2025	217	231		4.00%, 10/01/2041	80	86
3.50%, 09/01/2025	242	258		4.00%, 11/01/2041	91	97
3.50%, 10/01/2025	491	522		4.00%, 11/01/2041	500	536
3.50%, 10/01/2025	442	470		4.00%, 01/01/2042	335	359
3.50%, 10/01/2025	422	449		4.00%, 05/01/2042(f)	25,000	26,758
3.50%, 10/01/2025	569	604		4.00%, 06/01/2042	187	201
3.50%, 11/01/2025	420	446		4.00%, 06/01/2042(f)	45,000	48,122
3.50%, 11/01/2025	405	431		4.50%, 02/01/2025	284	310
3.50%, 11/01/2025	13	14		4.50%, 04/01/2028	166	181
3.50%, 11/01/2025	758	806		4.50%, 03/01/2029	70	76
3.50%, 12/01/2025	153	163		4.50%, 04/01/2029	24	26
3.50%, 12/01/2025	182	193		4.50%, 05/01/2029	176	192
3.50%, 12/01/2025	1,644	1,748		4.50%, 05/01/2029	216	233
3.50%, 01/01/2026	126	134		4.50%, 06/01/2029	785	848
3.50%, 01/01/2026	149	159		4.50%, 06/01/2029	1,141	1,232
3.50%, 01/01/2026	403	428		4.50%, 08/01/2029	345	381
3.50%, 01/01/2026	132	142		4.50%, 09/01/2029	14	16
3.50%, 02/01/2026	196	208		4.50%, 10/01/2029	289	313
3.50%, 02/01/2026	66	71		4.50%, 11/01/2029	654	707
3.50%, 03/01/2026	171	182		4.50%, 02/01/2030	113	122
3.50%, 03/01/2026	384	409		4.50%, 06/01/2033	252	272
3.50%, 06/01/2026	265	282		4.50%, 07/01/2033	2,876	3,110
3.50%, 08/01/2026	82	88		4.50%, 08/01/2033	696	753
3.50%, 08/01/2026	250	266		4.50%, 08/01/2033	8	8
3.50%, 08/01/2026	692	736		4.50%, 08/01/2033	230	249
3.50%, 08/01/2026	400	425		4.50%, 09/01/2033	460	497
3.50%, 09/01/2026	274	291		4.50%, 09/01/2033	17	19
3.50%, 09/01/2026	2,209	2,348		4.50%, 10/01/2033	20	21
3.50%, 10/01/2026	67	71		4.50%, 01/01/2034	1,821	1,970
3.50%, 10/01/2026	16	17		4.50%, 03/01/2034	14	15
3.50%, 11/01/2026	623	662		4.50%, 01/01/2035	245	265
3.50%, 11/01/2026	48	51		4.50%, 02/01/2035	445	481
3.50%, 12/01/2026	1,407	1,495		4.50%, 04/01/2035	22	24
3.50%, 02/01/2027	897	967		4.50%, 06/01/2035	396	427
3.50%, 03/01/2027	86	92		4.50%, 11/01/2035	20,634	22,305
3.50%, 05/01/2027(f)	12,000	12,747		4.50%, 12/01/2035	2,054	2,217
3.50%, 06/01/2027	187	199		4.50%, 12/01/2035	253	273
3.50%, 07/01/2027	97	103		4.50%, 03/01/2036	266	287
3.50%, 05/01/2042(f)	28,000	29,833		4.50%, 03/01/2036	810	876
3.89%, 07/01/2021(b)	2,500	2,835		4.50%, 09/01/2036	1,166	1,258
4.00%, 07/01/2024	45	48		4.50%, 04/01/2037	45	48
4.00%, 10/01/2024	39	41		4.50%, 07/01/2037	653	704
4.00%, 02/01/2025	81	87		4.50%, 08/01/2037	480	518
4.00%, 10/01/2025	35	37		4.50%, 03/01/2038	6	7
4.00%, 01/01/2026	16	17		4.50%, 03/01/2038	13	14
4.00%, 02/01/2026	69	74		4.50%, 06/01/2038	173	187
4.00%, 02/01/2026	1	1		4.50%, 06/01/2038	395	426
4.00%, 04/01/2026	244	261		4.50%, 06/01/2038	163	176
4.00%, 06/01/2026	18	19		4.50%, 08/01/2038	199	215
4.00%, 06/01/2026	319	342		4.50%, 03/01/2039	278	303
4.00%, 12/01/2039	1,338	1,432		4.50%, 03/01/2039	21	23
4.00%, 08/01/2040	2,073	2,220		4.50%, 03/01/2039	193	209
4.00%, 09/01/2040	22	24		4.50%, 04/01/2039	218	235
4.00%, 09/01/2040	314	336		4.50%, 04/01/2039	375	404
4.00%, 10/01/2040	21	22		4.50%, 04/01/2039	173	187
4.00%, 10/01/2040	660	707		4.50%, 05/01/2039	440	482
4.00%, 10/01/2040	75	81		4.50%, 05/01/2039	397	434
4.00%, 11/01/2040	1,197	1,282		4.50%, 06/01/2039	1,451	1,565

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 06/01/2039	$941	$1,015		4.50%, 09/01/2040	$4,964	$5,360
4.50%, 07/01/2039	792	854		4.50%, 10/01/2040	106	118
4.50%, 07/01/2039	20	22		4.50%, 10/01/2040	2,074	2,239
4.50%, 07/01/2039	3,927	4,342		4.50%, 10/01/2040	458	494
4.50%, 07/01/2039	214	231		4.50%, 10/01/2040	322	348
4.50%, 07/01/2039	874	943		4.50%, 10/01/2040	394	427
4.50%, 08/01/2039	667	719		4.50%, 10/01/2040	1,468	1,583
4.50%, 08/01/2039	267	287		4.50%, 10/01/2040	15	16
4.50%, 08/01/2039	1,120	1,208		4.50%, 10/01/2040	47	51
4.50%, 09/01/2039	520	561		4.50%, 11/01/2040	787	850
4.50%, 09/01/2039	1,251	1,349		4.50%, 11/01/2040	1,715	1,851
4.50%, 09/01/2039	535	577		4.50%, 12/01/2040	424	458
4.50%, 09/01/2039	692	746		4.50%, 12/01/2040	1,676	1,809
4.50%, 09/01/2039	629	678		4.50%, 12/01/2040	261	282
4.50%, 10/01/2039	58	63		4.50%, 01/01/2041	225	242
4.50%, 10/01/2039	273	295		4.50%, 02/01/2041	1,119	1,207
4.50%, 11/01/2039	938	1,012		4.50%, 02/01/2041	864	933
4.50%, 11/01/2039	449	485		4.50%, 02/01/2041	580	627
4.50%, 11/01/2039	561	605		4.50%, 02/01/2041	141	152
4.50%, 11/01/2039	7,038	7,591		4.50%, 03/01/2041	200	216
4.50%, 11/01/2039	273	294		4.50%, 03/01/2041	311	336
4.50%, 11/01/2039	398	429		4.50%, 03/01/2041	46	49
4.50%, 12/01/2039	4,356	4,698		4.50%, 03/01/2041	283	305
4.50%, 01/01/2040	14	15		4.50%, 03/01/2041	21	22
4.50%, 01/01/2040	487	525		4.50%, 03/01/2041	494	533
4.50%, 01/01/2040	236	254		4.50%, 03/01/2041	578	625
4.50%, 02/01/2040	26	28		4.50%, 04/01/2041	318	344
4.50%, 02/01/2040	2,339	2,522		4.50%, 04/01/2041	802	866
4.50%, 02/01/2040	7,281	7,862		4.50%, 04/01/2041	993	1,072
4.50%, 02/01/2040	92	99		4.50%, 04/01/2041	552	596
4.50%, 02/01/2040	376	406		4.50%, 04/01/2041	82	88
4.50%, 02/01/2040	164	177		4.50%, 04/01/2041	13	14
4.50%, 03/01/2040	537	586		4.50%, 04/01/2041	432	467
4.50%, 03/01/2040	192	208		4.50%, 04/01/2041	182	197
4.50%, 03/01/2040	1,482	1,601		4.50%, 04/01/2041	282	304
4.50%, 03/01/2040	395	427		4.50%, 04/01/2041	481	520
4.50%, 03/01/2040	265	286		4.50%, 04/01/2041	71	77
4.50%, 03/01/2040	83	90		4.50%, 04/01/2041	245	265
4.50%, 03/01/2040	14	16		4.50%, 04/01/2041	221	238
4.50%, 03/01/2040	57	61		4.50%, 04/01/2041	51	55
4.50%, 03/01/2040	287	310		4.50%, 05/01/2041	175	189
4.50%, 04/01/2040	643	695		4.50%, 05/01/2041	190	205
4.50%, 04/01/2040	595	642		4.50%, 05/01/2041	256	277
4.50%, 05/01/2040	157	170		4.50%, 05/01/2041	525	568
4.50%, 05/01/2040	442	477		4.50%, 05/01/2041	17	18
4.50%, 06/01/2040	383	414		4.50%, 05/01/2041	67	73
4.50%, 06/01/2040	45	49		4.50%, 05/01/2041	175	189
4.50%, 06/01/2040	512	553		4.50%, 05/01/2041	619	668
4.50%, 07/01/2040	261	282		4.50%, 05/01/2041	541	585
4.50%, 07/01/2040	257	278		4.50%, 05/01/2041	2,158	2,332
4.50%, 07/01/2040	867	936		4.50%, 05/01/2041	46	49
4.50%, 07/01/2040	798	862		4.50%, 05/01/2041	2,725	2,945
4.50%, 07/01/2040	3,239	3,498		4.50%, 05/01/2041	4,514	4,877
4.50%, 07/01/2040	961	1,037		4.50%, 05/01/2041	39	42
4.50%, 07/01/2040	58	62		4.50%, 05/01/2041	142	154
4.50%, 08/01/2040	9,639	10,408		4.50%, 05/01/2041	20,355	21,991
4.50%, 08/01/2040	22	24		4.50%, 05/01/2041	564	610
4.50%, 08/01/2040	222	240		4.50%, 05/01/2041	194	210
4.50%, 08/01/2040	80	86		4.50%, 05/01/2041	46	51
4.50%, 08/01/2040	81	88		4.50%, 05/01/2041	2,198	2,374
4.50%, 08/01/2040	1,107	1,195		4.50%, 05/01/2041	73	78
4.50%, 08/01/2040	146,066	157,474		4.50%, 06/01/2041	490	529
4.50%, 08/01/2040	1,042	1,126		4.50%, 06/01/2041	544	588
4.50%, 09/01/2040	618	667		4.50%, 06/01/2041	12,883	13,918
4.50%, 09/01/2040	5,040	5,442		4.50%, 06/01/2041	805	870
4.50%, 09/01/2040	1,290	1,393		4.50%, 06/01/2041	67	73
4.50%, 09/01/2040	241	260		4.50%, 06/01/2041	291	314
4.50%, 09/01/2040	114	123		4.50%, 06/01/2041	75	82
4.50%, 09/01/2040	2,981	3,219		4.50%, 06/01/2041	20,166	21,787

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 07/01/2041	$170	$183		5.50%, 08/01/2037	$59	$65
4.50%, 07/01/2041	8,596	9,287		5.50%, 04/01/2038	10	11
4.50%, 07/01/2041	1,481	1,600		5.50%, 05/01/2038	456	496
4.50%, 07/01/2041	297	321		5.50%, 05/01/2038	233	253
4.50%, 07/01/2041	15,503	16,749		5.50%, 06/01/2038	26	29
4.50%, 07/01/2041	447	483		5.50%, 06/01/2038	42	46
4.50%, 07/01/2041	597	645		5.50%, 07/01/2038	699	760
4.50%, 07/01/2041	632	683		5.50%, 10/01/2038	164	178
4.50%, 07/01/2041	77	83		5.50%, 12/01/2038	387	423
4.50%, 07/01/2041	794	858		5.50%, 08/01/2039	10,098	10,996
4.50%, 08/01/2041	76	82		5.50%, 02/01/2041	702	773
4.50%, 08/01/2041	29	31		5.50%, 04/01/2041	156	172
4.50%, 08/01/2041	233	252		5.50%, 05/01/2042(f)	71,000	77,201
4.50%, 08/01/2041	122	131		5.50%, 06/01/2042(f)	1,000	1,087
4.50%, 08/01/2041	576	622		6.00%, 12/01/2031	14	16
4.50%, 08/01/2041	956	1,033		6.00%, 04/01/2033	15	17
4.50%, 09/01/2041	813	878		6.00%, 07/01/2033	6	7
4.50%, 09/01/2041	89	97		6.00%, 06/01/2034	12	13
4.50%, 09/01/2041	2,410	2,603		6.00%, 07/01/2034	7	8
4.50%, 09/01/2041	2,312	2,497		6.00%, 08/01/2034	26	30
4.50%, 09/01/2041	7,458	8,057		6.00%, 11/01/2034	26	29
4.50%, 10/01/2041	1,040	1,123		6.00%, 04/01/2035	4	5
4.50%, 11/01/2041	1,592	1,720		6.00%, 05/01/2035	21	23
4.50%, 12/01/2041	57	61		6.00%, 06/01/2035	50	55
4.50%, 01/01/2042	120	130		6.00%, 06/01/2035	423	466
4.50%, 05/01/2042(f)	3,000	3,234		6.00%, 07/01/2035	412	454
5.00%, 10/01/2029	214	236		6.00%, 09/01/2035	18	20
5.00%, 01/01/2030	811	878		6.00%, 09/01/2035	67	75
5.00%, 07/01/2030	626	677		6.00%, 10/01/2035	390	430
5.00%, 08/01/2030	337	374		6.00%, 10/01/2035	10	11
5.00%, 07/01/2033	36	39		6.00%, 02/01/2036	83	92
5.00%, 08/01/2033	32	35		6.00%, 02/01/2036	148	162
5.00%, 07/01/2040	50	55		6.00%, 04/01/2036	420	460
5.00%, 05/01/2042(f)	114,000	123,423		6.00%, 04/01/2036	127	139
5.50%, 11/01/2023	199	216		6.00%, 05/01/2036	155	171
5.50%, 02/01/2027	5	6		6.00%, 05/01/2036	116	127
5.50%, 08/01/2027	52	57		6.00%, 06/01/2036	10	12
5.50%, 09/01/2027	128	140		6.00%, 07/01/2036	193	212
5.50%, 03/01/2028	123	134		6.00%, 07/01/2036	120	131
5.50%, 04/01/2028	5,120	5,578		6.00%, 07/01/2036	346	379
5.50%, 05/01/2028	38	42		6.00%, 07/01/2036	17	18
5.50%, 06/01/2028	30	32		6.00%, 08/01/2036	11	12
5.50%, 01/01/2030	154	167		6.00%, 08/01/2036	53	58
5.50%, 12/01/2032	37	41		6.00%, 08/01/2036	283	310
5.50%, 04/01/2033	378	415		6.00%, 08/01/2036	5	5
5.50%, 05/01/2033	170	186		6.00%, 08/01/2036	30	33
5.50%, 06/01/2033	110	120		6.00%, 09/01/2036	603	660
5.50%, 08/01/2033	214	235		6.00%, 09/01/2036	18	20
5.50%, 09/01/2033	48	53		6.00%, 09/01/2036	93	102
5.50%, 12/01/2033	15	17		6.00%, 09/01/2036	6	6
5.50%, 12/01/2033	16	18		6.00%, 09/01/2036	202	221
5.50%, 12/01/2033	157	173		6.00%, 09/01/2036	240	263
5.50%, 01/01/2034	178	198		6.00%, 09/01/2036	256	280
5.50%, 04/01/2034	42	46		6.00%, 09/01/2036	210	230
5.50%, 08/01/2034	7	8		6.00%, 09/01/2036	18	19
5.50%, 09/01/2034	13	15		6.00%, 10/01/2036	4	4
5.50%, 01/01/2035	47	52		6.00%, 10/01/2036	3	3
5.50%, 07/01/2035	73	80		6.00%, 10/01/2036	6	6
5.50%, 08/01/2035	177	193		6.00%, 10/01/2036	13	14
5.50%, 08/01/2035	15	16		6.00%, 10/01/2036	11	12
5.50%, 10/01/2035	183	200		6.00%, 10/01/2036	208	228
5.50%, 11/01/2035	15	17		6.00%, 10/01/2036	1,031	1,130
5.50%, 12/01/2035	17	19		6.00%, 10/01/2036	69	76
5.50%, 01/01/2036	113	125		6.00%, 10/01/2036	2,568	2,813
5.50%, 02/01/2036	616	674		6.00%, 11/01/2036	122	134
5.50%, 12/01/2036	267	291		6.00%, 11/01/2036	4	4
5.50%, 02/01/2037	14	15		6.00%, 11/01/2036	2	3
5.50%, 07/01/2037	7	8		6.00%, 11/01/2036	3	4
5.50%, 08/01/2037	42	46		6.00%, 11/01/2036	125	137

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
6.00%, 12/01/2036	$89	$99		6.00%, 11/01/2037	$445	$488
6.00%, 12/01/2036	38	42		6.00%, 11/01/2037	160	175
6.00%, 12/01/2036	270	296		6.00%, 11/01/2037	100	109
6.00%, 12/01/2036	158	173		6.00%, 11/01/2037	28	31
6.00%, 12/01/2036	14	16		6.00%, 11/01/2037	11	12
6.00%, 12/01/2036	238	261		6.00%, 11/01/2037	282	309
6.00%, 12/01/2036	11	12		6.00%, 11/01/2037	675	739
6.00%, 12/01/2036	358	392		6.00%, 11/01/2037	6	6
6.00%, 12/01/2036	254	279		6.00%, 11/01/2037	104	114
6.00%, 01/01/2037	324	357		6.00%, 11/01/2037	66	72
6.00%, 01/01/2037	241	264		6.00%, 11/01/2037	531	581
6.00%, 01/01/2037	4	5		6.00%, 12/01/2037	392	429
6.00%, 01/01/2037	119	130		6.00%, 12/01/2037	350	383
6.00%, 01/01/2037	306	336		6.00%, 12/01/2037	703	769
6.00%, 02/01/2037	915	1,002		6.00%, 12/01/2037	348	380
6.00%, 03/01/2037	347	380		6.00%, 12/01/2037	45	49
6.00%, 03/01/2037	13	15		6.00%, 12/01/2037	306	335
6.00%, 04/01/2037	71	78		6.00%, 12/01/2037	140	153
6.00%, 04/01/2037	108	119		6.00%, 01/01/2038	4	4
6.00%, 04/01/2037	196	215		6.00%, 01/01/2038	228	250
6.00%, 05/01/2037	208	228		6.00%, 01/01/2038	88	96
6.00%, 06/01/2037	16	18		6.00%, 01/01/2038	320	350
6.00%, 06/01/2037	647	708		6.00%, 01/01/2038	702	769
6.00%, 06/01/2037	161	176		6.00%, 01/01/2038	581	636
6.00%, 06/01/2037	167	183		6.00%, 02/01/2038	11	12
6.00%, 06/01/2037	174	191		6.00%, 02/01/2038	589	645
6.00%, 07/01/2037	3	3		6.00%, 02/01/2038	161	176
6.00%, 07/01/2037	30	33		6.00%, 02/01/2038	10	11
6.00%, 07/01/2037	229	250		6.00%, 03/01/2038	147	161
6.00%, 07/01/2037	24	26		6.00%, 03/01/2038	133	145
6.00%, 07/01/2037	71	77		6.00%, 03/01/2038	150	164
6.00%, 07/01/2037	549	601		6.00%, 03/01/2038	41	46
6.00%, 07/01/2037	75	82		6.00%, 05/01/2038	5	5
6.00%, 07/01/2037	34	38		6.00%, 05/01/2038	44	48
6.00%, 07/01/2037	46	51		6.00%, 07/01/2038	529	579
6.00%, 08/01/2037	77	84		6.00%, 08/01/2038	293	321
6.00%, 08/01/2037	55	60		6.00%, 09/01/2038	2,212	2,420
6.00%, 08/01/2037	94	103		6.00%, 09/01/2038	243	266
6.00%, 08/01/2037	3,993	4,370		6.00%, 09/01/2038	3,656	4,001
6.00%, 08/01/2037	5	5		6.00%, 10/01/2038	212	233
6.00%, 08/01/2037	74	81		6.00%, 10/01/2038	98	108
6.00%, 09/01/2037	86	95		6.00%, 10/01/2038	1,194	1,307
6.00%, 09/01/2037	3	4		6.00%, 10/01/2038	724	792
6.00%, 09/01/2037	189	207		6.00%, 11/01/2038	35	38
6.00%, 09/01/2037	505	552		6.00%, 12/01/2038	401	439
6.00%, 09/01/2037	112	122		6.00%, 12/01/2038	404	443
6.00%, 09/01/2037	710	777		6.00%, 12/01/2038	183	200
6.00%, 09/01/2037	382	418		6.00%, 06/01/2040	8,576	9,385
6.00%, 09/01/2037	8	8		6.00%, 05/01/2042(f)	8,000	8,744
6.00%, 09/01/2037	54	60				$1,015,296
6.00%, 09/01/2037	268	293		Government National Mortgage Association (GNMA) - 3.62%
6.00%, 09/01/2037	325	356
6.00%, 09/01/2037	216	236		3.00%, 05/01/2043(f)	63,000	67,036
6.00%, 09/01/2037	5	5		3.50%, 06/01/2042(f)	9,000	9,776
6.00%, 09/01/2037	276	302		3.50%, 05/01/2043(f)	11,000	11,982
6.00%, 10/01/2037	113	123		3.50%, 05/01/2043	4,000	4,336
6.00%, 10/01/2037	134	146		5.00%, 04/01/2042(f)	31,000	33,882
6.00%, 10/01/2037	301	329				$127,012
6.00%, 10/01/2037	4	4
6.00%, 10/01/2037	4	5		U.S. Treasury - 28.61%
6.00%, 10/01/2037	223	244		0.63%, 04/30/2018	85,100	84,881
6.00%, 10/01/2037	1,012	1,109		0.75%, 12/31/2017	47,400	47,696
6.00%, 10/01/2037	280	307		0.75%, 02/28/2018	83,900	84,339
6.00%, 10/01/2037	88	96		0.75%, 03/31/2018	83,200	83,564
6.00%, 10/01/2037	866	948		0.88%, 07/31/2019	74,400	74,080
6.00%, 11/01/2037	144	157		1.00%, 06/30/2019	31,900	32,050
6.00%, 11/01/2037	276	303		1.00%, 08/31/2019	83,000	83,188
				1.00%, 09/30/2019(g),(h)	89,500	89,619
6.00%, 11/01/2037	32	35
6.00%, 11/01/2037	47	51		1.00%, 11/30/2019	2,900	2,898
				1.00%, 04/30/2020	16,300	16,315

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

				(d)	Fair value of these investments is determined in good faith by the
				Manager under procedures established and periodically reviewed by the
U.S. GOVERNMENT & GOVERNMENT	Principal			Board of Directors. At the end of the period, the fair value of these
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	securities totaled $9,588 or 0.27% of net assets.
U.S. Treasury (continued)				(e) Non-Income Producing Security
1.13%, 05/31/2019	$14,100	$14,288		(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.13%, 03/31/2020	55,100	55,229		Notes to Financial Statements for additional information.
1.25%, 10/31/2019	1,400	1,423		(g)	Security or a portion of the security was pledged to cover margin
1.25%, 02/29/2020	17,400	17,605		requirements for futures contracts. At the end of the period, the value of
1.38%, 01/31/2020	800	817		these securities totaled $4,019 or 0.11% of net assets.
1.50%, 08/31/2018(g),(h)	65,000	67,585		(h)	Security or a portion of the security was pledged to cover margin
1.63%, 08/15/2022	53,400	53,554		requirements for swap and/or swaption contracts. At the end of the period,
1.63%, 11/15/2022	82,000	81,885		the value of these securities totaled $29,617 or 0.84% of net assets.
1.75%, 05/15/2022	7,600	7,736
2.00%, 02/15/2022	2,100	2,189
2.00%, 02/15/2023	63,700	65,561		Portfolio Summary (unaudited)
2.63%, 04/30/2018	6,600	7,237		Sector	Percent
2.88%, 03/31/2018	8,400	9,306		Government	51.98%
3.50%, 02/15/2018	1,100	1,250		Mortgage Securities	37.17%
3.63%, 02/15/2020	17,500	20,492		Financial	15.83%
		$1,004,787		Revenue Bonds	4 .12%
U.S. Treasury Inflation-Indexed Obligations - 9.26%				Asset Backed Securities	1 .65%
0.13%, 04/15/2017	1,022	1,088		General Obligation Unlimited	1 .44%
0.13%, 01/15/2022	16,412	17,858		Consumer, Non-cyclical	1 .02%
0.13%, 07/15/2022	8,178	8,919		Energy	1 .02%
0.63%, 07/15/2021	9,580	10,940		Insured	1 .00%
0.63%, 02/15/2043	1,414	1,478		Utilities	0 .39%
0.75%, 02/15/2042	12,432	13,489		Basic Materials	0 .37%
1.13%, 01/15/2021	5,943	6,982		Communications	0 .33%
1.25%, 07/15/2020	7,346	8,723		Industrial	0 .21%
1.38%, 01/15/2020	11,273	13,332		Diversified	0 .04%
1.75%, 01/15/2028	14,518	18,753		Consumer, Cyclical	0 .02%
1.88%, 07/15/2019	761	924		Liabilities in Excess of Other Assets, Net	(16.59)%
2.00%, 01/15/2026	15,908	20,885		TOTAL NET ASSETS	100.00%
2.13%, 02/15/2040	6,552	9,531
2.38%, 01/15/2025	32,886	44,239
2.38%, 01/15/2027(h)	72,989	100,674
2.50%, 01/15/2029(g)	30,386	43,143
3.63%, 04/15/2028	861	1,364
3.88%, 04/15/2029	1,836	3,029
		$325,351
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$2,479,016
	Maturity
REPURCHASE AGREEMENTS - 3.43%	Amount (000's)	Value(000	's)
Banks - 3.43%
Barclays Capital Repurchase Agreement;	$100,201	$100,200
0.18% dated 04/30/2013 maturing
05/01/2013 (collateralized by US
Government Security; $2,364,301; 0.13%;
dated 04/30/15)
JP Morgan Chase Repurchase Agreement;	20,100	20,100
0.18% dated 04/30/2013 maturing
05/01/2013 (collateralized by US
Government Security; $20,232,697; 2.26%;
dated 12/05/22)
		$120,300
TOTAL REPURCHASE AGREEMENTS		$120,300
Total Investments		$4,095,142
Liabilities in Excess of Other Assets, Net - (16.59)%		$(582,745)
TOTAL NET ASSETS - 100.00%		$3,512,397

(a)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $309,379 or 8.81% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2013.
(c) Security is Illiquid

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

Credit Default Swaps

Sell Protection
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of April 30, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA	Berkshire Hathaway	0.33%	1.00%	03/20/2015		$2,200	$28	$(14	) $	42
	Finance Corp; 4.63%;
	10/15/2013
Bank of America NA	General Electric Capital	0.49%	1.00%	12/20/2015		1,100	13	(12)		25
	Corp;5.63%; 09/15/2017
Bank of America NA	Italy (Republic of);	2.46%	1.00%	03/20/2018		3,100	(203)	(221)		18
	6.88%; 09/27/2023
Bank of America NA	Japanese Government	0.40%	1.00%	03/20/2016		100	2	1		1
	Bond(20Y); 2.00%;
	03/21/2022
Bank of America NA	Japanese Government	0.40%	1.00%	03/20/2016		100	2	1		1
	Bond(20Y); 2.00%;
	03/21/2022
Bank of America NA	MetLife Inc; 5.00%;	0.59%	1.00%	12/20/2015		3,900	45	(111)		156
	06/15/2015
Bank of America NA	MetLife Inc; 5.00%;	0.53%	1.00%	09/20/2015		9,500	114	(292)		406
	06/15/2015
Bank of America NA	Mexico Government	0.36%	1.00%	09/20/2015		300	4	(2)		6
	Global Bond; 7.50%;
	04/08/2033
Bank of America NA	Mexico Government	1.10%	1.00%	06/20/2021		10,500	(103)	(246)		143
	Global Bond; 7.50%;
	04/08/2033
Bank of America NA	Mexico Government	1.08%	1.00%	03/20/2021		100	—	(3)		3
	Global Bond; 7.50%;
	04/08/2033
Bank of America NA	Republic of Indonesia	1.76%	1.00%	06/20/2021		7,100	(401)	(381)		(20)
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	Berkshire Hathaway	0.11%	1.00%	12/20/2013		800	4	4		—
	Finance Corp; 1.90%;
	01/31/2017
Barclays Bank PLC	Berkshire Hathaway	0.66%	1.00%	06/20/2017		500	7	(11)		18
	Finance Corp; 2.45%;
	12/15/2015
Barclays Bank PLC	Italy (Republic of);	2.46%	1.00%	03/20/2018		1,000	(66)	(61)		(5)
	6.88%; 09/27/2023
Barclays Bank PLC	Mexico Government	0.29%	1.00%	03/20/2015		1,500	20	(12)		32
	Global Bond; 7.50%;
	04/08/2033
Barclays Bank PLC	Republic of Brazil Global	0.57%	1.00%	06/20/2015		500	4	(3)		7
	Bond;12.25%;
	03/06/2030
Barclays Bank PLC	Republic of Brazil Global	0.67%	1.00%	12/20/2015		11,600	93	(35)		128
	Bond;12.25%;
	03/06/2030
Barclays Bank PLC	Republic of Indonesia	1.76%	1.00%	06/20/2021		4,400	(248)	(225)		(23)
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	Republic of Indonesia	0.73%	1.00%	06/20/2016		1,500	13	(15)		28
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	Republic of Indonesia	0.73%	1.00%	06/20/2016		1,500	13	(15)		28
	144A Note; 7.25%;
	04/20/2015
BNP Paribas	General Electric Capital	0.21%	1.00%	03/20/2014		1,100	7	(15)		22
	Corp;5.63%; 09/15/2017
BNP Paribas	US Treasury Note;	0.25%	0.25%	03/20/2016	EUR	6,200	16	(52)		68
	4.88%; 08/15/2016
Citibank NA	Berkshire Hathaway	0.49%	1.00%	03/20/2016		$300	4	(2)		6
	Finance Corp; 4.63%;
	10/15/2013
Citibank NA	Mexico Government	0.46%	1.00%	06/20/2016		2,900	47	(4)		51
	Global Bond; 7.50%;
	04/08/2033

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of April 30, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)	Fair Value (b)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citibank NA	Mexico Government	0.29%	1.00%	03/20/2015	$1,500	$19	$(13	) $	32
	Global Bond; 7.50%;
	04/08/2033
Citibank NA	Mexico Government	0.36%	1.00%	09/20/2015	700	10	(5)		15
	Global Bond; 7.50%;
	04/08/2033
Citibank NA	Republic of Brazil Global	0.62%	1.00%	09/20/2015	1,000	9	(7)		16
	Bond;12.25%;
	03/06/2030
Citibank NA	Republic of Brazil Global	0.57%	1.00%	06/20/2015	1,000	8	(12)		20
	Bond;12.25%;
	03/06/2030
Citibank NA	Republic of Brazil Global	0.73%	1.00%	06/20/2016	5,400	41	(11)		52
	Bond;12.25%;
	03/06/2030
Citibank NA	Republic of Brazil Global	1.40%	1.00%	03/20/2021	9,900	(284)	(346)		62
	Bond;12.25%;
	03/06/2030
Citibank NA	Republic of Indonesia	1.76%	1.00%	06/20/2021	14,200	(802)	(735)		(67)
	144A Note; 7.25%;
	04/20/2015
Citibank NA	California State; 5.25%;	0.00%	1.00%	06/20/2023	1,200	(9)	(20)		11
	02/01/2018
Citibank NA	Italy (Republic of);	2.46%	1.00%	03/20/2018	1,000	(66)	(62)		(4)
	6.88%; 09/27/2023
Deutsche Bank AG	General Electric Capital	0.15%	4.23%	12/20/2013	800	21	—		21
	Corp;5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	0.15%	4.30%	12/20/2013	300	8	—		8
	Corp;5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	0.15%	4.75%	12/20/2013	100	3	—		3
	Corp;5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	0.15%	4.90%	12/20/2013	300	9	—		9
	Corp;5.63%; 09/15/2017
Deutsche Bank AG	Italy (Republic of);	2.51%	1.00%	06/20/2018	1,900	(135)	(152)		17
	6.88%; 09/27/2023
Deutsche Bank AG	Italy (Republic of);	2.46%	1.00%	03/20/2018	2,900	(190)	(206)		16
	6.88%; 09/27/2023
Deutsche Bank AG	Metlife Inc; 5.00%;	1.08%	1.00%	03/20/2018	2,700	(9)	(107)		98
	06/15/2015
Deutsche Bank AG	Mexico Government	0.43%	1.00%	03/20/2016	5,600	88	(23)		111
	Global Bond; 7.50%;
	04/08/2033
Deutsche Bank AG	Mexico Government	0.29%	1.00%	03/20/2015	800	10	(7)		17
	Global Bond; 7.50%;
	04/08/2033
Deutsche Bank AG	Petrobas International;	0.67%	1.00%	09/20/2013	7,100	9	(4)		13
	8.38%; 12/10/2018
Deutsche Bank AG	Republic of Brazil Global	0.57%	1.00%	06/20/2015	600	5	(2)		7
	Bond;12.25%;
	03/06/2030
Deutsche Bank AG	Republic of Indonesia;	0.58%	1.00%	09/20/2015	500	4	(6)		10
	6.75%; 03/10/2014
Goldman Sachs & Co	Berkshire Hathaway	0.33%	1.00%	03/20/2015	1,100	14	(7)		21
	Finance Corp; 4.63%;
	10/15/2013
Goldman Sachs & Co	Japanese Government	0.52%	1.00%	06/20/2016	2,100	38	13		25
	Bond(20Y); 2.00%;
	03/21/2022
Goldman Sachs & Co	MCDX.20.10Y	N/A	1.00%	06/20/2023	1,000	(27)	(43)		16
Goldman Sachs & Co	Mexico Government	0.43%	1.00%	03/20/2016	1,900	30	(38)		68
	Global Bond; 5.95%;
	03/19/2019
Goldman Sachs & Co	Republic of Brazil Global	0.57%	1.00%	06/20/2015	500	4	(3)		7
	Bond;12.25%;
	03/06/2030
Goldman Sachs & Co	UK Gilt; 4.25%;	0.28%	1.00%	06/20/2015	1,000	16	4		12
	06/07/2032

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of April 30, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
HSBC Securities Inc	Mexico Government	1.08%	1.00%	03/20/2021		$7,500	$(63	) $	(272)	$209
	Global Bond; 7.50%;
	04/08/2033
HSBC Securities Inc	Republic of Brazil Global	0.57%	1.00%	06/20/2015		4,400	37		(20)	57
	Bond;12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.67%	1.00%	12/20/2015		5,200	42		(87)	129
	Bond;12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.57%	1.00%	06/20/2015		2,100	18		(9)	27
	Bond;12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.73%	1.00%	06/20/2016		6,000	46		(136)	182
	Bond;12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.62%	1.00%	09/20/2015		1,500	12		(7)	19
	Bond;12.25%;
	03/06/2030
JP Morgan Chase	General Electric Capital	0.21%	1.00%	03/20/2014		3,400	24		(36)	60
	Corp;5.63%; 09/15/2017
JP Morgan Chase	Mexico Government	0.68%	1.00%	09/20/2017		9,600	128		(112)	240
	Global Bond; 5.95%;
	03/19/2019
JP Morgan Chase	Republic of Brazil Global	0.78%	1.00%	09/20/2016		1,200	8		(5)	13
	Bond;12.25%;
	03/06/2030
Morgan Stanley & Co	Italy (Republic of);	2.51%	1.00%	06/20/2018		3,700	(263)		(297)	34
	6.88%; 09/27/2023
Morgan Stanley & Co	Italy (Republic of);	2.46%	1.00%	03/20/2018		1,000	(65)		(62)	(3)
	6.88%; 09/27/2023
Morgan Stanley & Co	Mexico Government	1.22%	1.00%	06/20/2023		900	(19)		(21)	2
	Global Bond; 5.95%;
	03/19/2019
Morgan Stanley & Co	Republic of Brazil Global	0.57%	1.00%	06/20/2015		600	5		(2)	7
	Bond;12.25%;
	03/06/2030
Morgan Stanley & Co	Republic of Indonesia	0.64%	1.00%	12/20/2015		1,100	10		(41)	51
	144A Note; 7.25%;
	04/20/2015
Morgan Stanley & Co	Republic of Indonesia	1.76%	1.00%	06/20/2021		7,700	(435)		(1,005)	570
	144A Note; 7.25%;
	04/20/2015
Royal Bank of Scotland PLC	Mexico Government	0.36%	1.00%	09/20/2015		2,100	31		(11)	42
	Global Bond; 7.50%;
	04/08/2033
UBS AG	Berkshire Hathaway	0.33%	1.00%	03/20/2015		1,100	14		(7)	21
	Finance Corp; 4.63%;
	10/15/2013
UBS AG	Republic of Brazil Global	0.62%	1.00%	09/20/2015		500	4		(2)	6
	Bond;12.25%;
	03/06/2030
UBS AG	US Treasury Note;	0.23%	0.25%	09/20/2015	EUR	10,100	25		(67)	92
	4.88%; 08/15/2016
Total							$(2,202	) $	(5,717)	$3,515

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

Credit Default Swaps (continued)

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Brazilian Real	UBS AG	06/04/2013	39,127,570	$19,496	$19,490	$(6)
Euro	Citigroup Inc	06/17/2013	9,707,000	12,634	12,786	152
Euro	Deutsche Bank AG	06/17/2013	1,791,000	2,351	2,359	8
Euro	Morgan Stanley & Co	06/17/2013	1,859,000	2,431	2,449	18
Euro	UBS AG	06/17/2013	11,801,000	15,446	15,544	98
Euro	Westpac Banking Corp	06/17/2013	6,991,000	9,091	9,209	118
Indonesian Rupiah	JP Morgan Chase	08/12/2013	6,944,000,000	700	705	5
Malaysian Ringgit	Barclays Bank PLC	07/15/2013	4,566,600	1,500	1,493	(7)
Mexican Peso	Deutsche Bank AG	06/27/2013	513,000	42	42	—
Mexican Peso	Morgan Stanley & Co	06/27/2013	4,966,200	400	406	6
Mexican Peso	UBS AG	06/27/2013	5,129,000	423	421	(2)
Total						$390

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
British Pound Sterling	Royal Bank of Scotland PLC	06/12/2013	14,819,000	$22,387	$23,009	$(622)
Canadian Dollar	Royal Bank of Scotland PLC	06/20/2013	97,910,000	95,095	97,097	(2,002)
Euro	Bank of America NA	12/16/2013	48,000,000	60,586	63,292	(2,706)
Euro	Barclays Bank PLC	06/17/2013	1,601,000	2,092	2,109	(17)
Euro	BNP Paribas	04/01/2014	400,000	505	527	(22)
Euro	BNP Paribas	06/02/2014	600,000	759	791	(32)
Euro	BNP Paribas	07/01/2014	400,000	505	527	(22)
Euro	BNP Paribas	08/01/2014	400,000	506	527	(21)
Euro	Citigroup Inc	06/17/2013	7,244,000	9,386	9,542	(156)
Euro	Citigroup Inc	04/01/2014	1,000,000	1,268	1,319	(51)
Euro	Deutsche Bank AG	06/17/2013	94,854,000	123,323	124,942	(1,619)
Euro	Royal Bank of Scotland PLC	06/17/2013	900,000	1,173	1,186	(13)
Euro	UBS AG	09/04/2013	2,100,000	2,651	2,768	(117)
Euro	UBS AG	09/20/2013	40,421,581	53,092	53,282	(190)
Indonesian Rupiah	Deutsche Bank AG	08/12/2013	6,944,000,000	701	705	(4)
Japanese Yen	Barclays Bank PLC	05/02/2013	198,699,000	2,000	2,038	(38)
Japanese Yen	Barclays Bank PLC	07/18/2013	198,700,000	2,029	2,040	(11)
Japanese Yen	JP Morgan Chase	07/18/2013	69,600,000	711	714	(3)
Japanese Yen	Morgan Stanley & Co	05/15/2013	1,424,607,000	14,561	14,616	(55)
Total						$(7,701)

Amounts in thousands except contracts

See accompanying notes

				Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

Futures Contracts

Type			Long/Short	Contracts		Notional Value			Fair Value	Unrealized Appreciation/(Depreciation)
3 month Euribor; December 2014			Long		48		$15,701			$15,750	$49
3 month Euribor; June 2015			Long		41		13,417			13,442	25
3 month Euribor; March 2015			Long		44		14,410			14,432	22
90 day Eurodollar; December 2015			Long	1,127			279,236			279,623	387
90 day Eurodollar; June 2015			Long	1,919			475,655			477,039	1,384
90 day Eurodollar; June 2016			Long		23		5,684			5,692	8
90 day Eurodollar; March 2015			Long		72		17,900			17,911	11
90 day Eurodollar; March 2016			Long		326		80,672			80,787	115
90 day Eurodollar; September 2015			Long		287		71,070			71,283	213
90 day Eurodollar; September 2016			Long		15		3,702			3,707	5
US 10 Year Note; June 2013			Long	2,181			285,998			290,857	4,859
Total											$7,078

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Bank of America	Brazil Cetip	Pay	8.86%	01/02/2017	BRL	3,800		$28		$3	$25
NA	Interbank Deposit
Bank of America	MXN TIIE Banxico	Pay	5.50%	09/02/2022	MXN	7,500		19		(10)	29
NA
Barclays Bank PLC MXN TIIE Banxico		Pay	5.50%	09/13/2017		68,400		239		(13)	252
Barclays Bank PLC MXN TIIE Banxico		Pay	5.00%	09/13/2017		1,700		3		(1)	4
Barclays Bank PLC MXN TIIE Banxico		Pay	5.60%	09/06/2016		196,300		649		58	591
Deutsche Bank AG	Brazil Cetip	Pay	9.13%	01/02/2017	BRL	3,000		23		11	12
	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	9.10%	01/02/2017		2,800		19		—	19
Co	Interbank Deposit
HSBC Securities Inc Brazil Cetip		Pay	8.95%	01/02/2017		3,700		20		—	20
	Interbank Deposit
HSBC Securities Inc MXN TIIE Banxico		Pay	5.60%	09/06/2016	MXN	66,000		218		11	207
HSBC Securities Inc MXN TIIE Banxico		Pay	5.50%	09/02/2022		11,400		29		(20)	49
HSBC Securities Inc MXN TIIE Banxico		Pay	5.00%	09/13/2017		5,100		9		(3)	12
HSBC Securities Inc MXN TIIE Banxico		Pay	5.50%	09/13/2017		87,600		306		(14)	320
Morgan Stanley &	Brazil Cetip	Pay	9.14%	01/02/2017	BRL	2,000		14		6	8
Co	Interbank Deposit
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/02/2022	MXN	45,200		115		(85)	200
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/13/2017		31,000		108		(6)	114
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.60%	09/06/2016		24,800		82		7	75
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	6.35%	06/02/2021		9,300		75		2	73
Co
UBS AG	Brazil Cetip	Pay	8.90%	01/02/2017	BRL	4,300		22		—	22
	Interbank Deposit
Total								$1,978		$(54)	$2,032

Amounts in thousands

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value			Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Pay	2.75%	06/19/2043		$275,800		$4,855	$		(13,579)
	3 Month LIBOR	Pay	1.50%	03/18/2016		441,100		3,845			918
	Federal Fund	Pay	1.00%	10/15/2017		140,600		491			656
	Effective Rate
Total								$9,191	$		(12,005)

Amounts in thousands

See accompanying notes

			Schedule of Investments
Core Plus Bond Fund I
April 30, 2013 (unaudited)

Interest Rate Swaptions

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 1 Year Interest Bank of America NA		3 Month	Receive	0.40%	03/12/2014	EUR	18,000	$(34	) $	(43	) $	(9)
Rate Swap		EURIBOR
Call - 1 Year Interest Barclays Bank PLC		3 Month	Receive	0.40%	03/12/2014		4,400	(8)		(10)		(2)
Rate Swap		EURIBOR
Call - 1 Year Interest Goldman Sachs & Co		3 Month	Receive	0.40%	03/12/2014		4,400	(9)		(10)		(1)
Rate Swap		EURIBOR
Call - 10 Year	Bank of America NA	3 Month	Receive	1.80%	07/29/2013		$6,500	(26)		(37)		(11)
Interest Rate Swap		LIBOR
Call - 10 Year	Barclays Bank PLC	3 Month	Receive	1.80%	07/29/2013		3,400	(16)		(19)		(3)
Interest Rate Swap		LIBOR
Call - 10 Year	Deutsche Bank AG	3 Month	Receive	1.80%	07/29/2013		10,400	(21)		(59)		(38)
Interest Rate Swap		LIBOR
Call - 10 Year	Goldman Sachs & Co	3 Month	Receive	1.80%	07/29/2013		38,500	(188)		(220)		(32)
Interest Rate Swap		LIBOR
Call - 10 Year	JP Morgan Chase	3 Month	Receive	1.80%	07/29/2013		30,800	(115)		(176)		(61)
Interest Rate Swap		LIBOR
Call - 10 Year	Morgan Stanley & Co	3 Month	Receive	1.80%	07/29/2013		9,400	(54)		(53)		1
Interest Rate Swap		LIBOR
Call - 10 Year	Royal Bank of	3 Month	Receive	1.50%	05/30/2013		9,500	(72)		(1)		71
Interest Rate Swap	Scotland PLC	LIBOR
Call - 10 Year	Royal Bank of	3 Month	Receive	1.80%	07/29/2013		18,100	(60)		(103)		(43)
Interest Rate Swap	Scotland PLC	LIBOR
Call - 5 Year Interest Deutsche Bank AG		3 Month	Receive	0.75%	09/03/2013		13,400	(9)		(3)		6
Rate Swap		LIBOR
Call - 5 Year Interest Morgan Stanley & Co		3 Month	Receive	0.75%	09/03/2013		45,000	(25)		(11)		14
Rate Swap		LIBOR
Put - 1 Year Interest	Bank of America NA	3 Month	Receive	2.25%	05/28/2013		46,200	(229)		—		229
Rate Swap		LIBOR
Put - 1 Year Interest	Bank of America NA	3 Month	Receive	0.40%	03/12/2014	EUR	18,000	(40)		(18)		22
Rate Swap		EURIBOR
Put - 1 Year Interest	Barclays Bank PLC	3 Month	Receive	0.40%	03/12/2014		4,400	(10)		(5)		5
Rate Swap		EURIBOR
Put - 1 Year Interest	Goldman Sachs & Co	3 Month	Receive	0.40%	03/12/2014		4,400	(9)		(4)		5
Rate Swap		EURIBOR
Put - 10 Year Interest Bank of America NA		3 Month	Receive	2.65%	07/29/2013		$6,500	(44)		(4)		40
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	2.65%	07/29/2013		3,400	(24)		(2)		22
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	2.65%	07/29/2013		10,400	(65)		(4)		61
Rate Swap		LIBOR
Put - 10 Year Interest Goldman Sachs & Co		3 Month	Receive	2.65%	07/29/2013		38,500	(152)		(19)		133
Rate Swap		LIBOR
Put - 10 Year Interest JP Morgan Chase		3 Month	Receive	2.65%	07/29/2013		30,800	(126)		(15)		111
Rate Swap		LIBOR
Put - 10 Year Interest Morgan Stanley & Co		3 Month	Receive	2.65%	07/29/2013		9,400	(60)		(4)		56
Rate Swap		LIBOR
Put - 10 Year Interest Royal Bank of		3 Month	Receive	2.65%	07/29/2013		18,100	(65)		(9)		56
Rate Swap	Scotland PLC	LIBOR
Put - 2 Year Interest	Bank of America NA	6 Month	Receive	1.15%	07/24/2013	EUR	12,400	(27)		—		27
Rate Swap		EURIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	1.20%	07/11/2013		$31,300	(221)		—		221
Rate Swap		LIBOR
Put - 2 Year Interest	HSBC Securities Inc	6 Month	Receive	1.15%	07/24/2013	EUR	8,000	(14)		—		14
Rate Swap		EURIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.40%	09/03/2013		$20,600	(53)		(17)		36
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	6 Month	Receive	1.70%	07/24/2013	EUR	5,800	(31)		—		31
Rate Swap		EURIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.40%	09/03/2013		$22,000	(73)		(18)		55
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.25%	09/03/2013		13,400	(36)		(31)		5
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	6 Month	Receive	1.70%	07/24/2013	EUR	2,400	(13)		—		13
Rate Swap		EURIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.25%	09/03/2013		$45,000	(114)		(104)		10
Rate Swap		LIBOR
Put - 5 Year Interest	Royal Bank of	3 Month	Receive	1.75%	05/30/2013		36,000	(267)		—		267
Rate Swap	Scotland PLC	LIBOR

See accompanying notes

Schedule of Investments Core Plus Bond Fund I April 30, 2013 (unaudited)

			Interest Rate Swaptions (continued)
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Total								$(2,310)	$(999	) $	1,311

Amounts in thousands

			Options
Written Options Outstanding		Exercise Price	Expiration Date		Contracts	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Put - USD vs JPY		$95.00	07/08/2013		13,100,000		$(103)		$(130)		$(27)
Put - USD vs JPY		$95.00	07/08/2013		10,100,000		(96)		(101)		(5)
Total							$(199)		$(231)		$(32)

Amounts in thousands except contracts

Inflation Floor

Description	Counterparty (Issuer)	Strike Index	Exercise Index		Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Floor - US CPI Urban	Citibank NA	$216.69	Max of $0 or (0-		04/07/2020 $	12,500		$(111)		$(8)		$103
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citibank NA	$215.95	Max of $0 or (0-		03/12/2020	5,200		(44)		(3)		41
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citibank NA	$217.97	Max of $0 or (0-		09/29/2020	5,500		(71)		(5)		66
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Deutsche Bank AG	$215.95	Max of $0 or (0-		03/10/2020	1,800		(14)		(2)		12
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Total								$(240)		$(18)		$222

Amounts in thousands

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 97.78%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Banks (continued)
Teleperformance	27,264	$1,199		Nedbank Group Ltd	387,776		$8,245
				Nordea Bank AB	1,950,818		23,474
				Royal Bank of Canada	532,200		32,108
Aerospace & Defense - 0.84%				Sberbank of Russia	2,226,012		7,090
BAE Systems PLC	2,607,497	15,230		Skandinaviska Enskilda Banken AB	2,815,925		28,968
MTU Aero Engines Holding AG	14,710	1,393
Safran SA	431,083	21,190		Standard Chartered PLC	1,529,960		38,505
				Sumitomo Mitsui Financial Group Inc	1,033,900		48,870
		$37,813		Sumitomo Mitsui Trust Holdings Inc	4,546,000		22,846
Agriculture - 2.51%				Svenska Handelsbanken AB	609,123		27,769
British American Tobacco PLC	890,155	49,346		Swedbank AB	1,681,459		41,404
ITC Ltd	1,507,504	9,211		Turkiye Halk Bankasi AS	397,338		4,339
Japan Tobacco Inc	1,265,800	47,849		Yes Bank Ltd (b)	1,092,987		10,446
Souza Cruz SA	388,804	5,976					$662,764
		$112,382		Beverages - 1.26%
Airlines - 0.60%				Anheuser-Busch InBev NV	394,543		37,904
easyJet PLC	1,541,343	26,803		Cia de Bebidas das Americas ADR	195,634		8,221
				Fomento Economico Mexicano SAB de CV	80,793		9,161
				ADR
Apparel - 0.26%				Thai Beverage PCL	1,875,000		921
Grendene SA	139,100	1,585					$56,207
Prada SpA	1,116,100	10,078
		$11,663		Biotechnology - 0.74%
				CSL Ltd	486,367		31,786
Automobile Manufacturers - 4.10%				Genmab A/S (a)	22,203		580
Bayerische Motoren Werke AG	163,816	15,148		Morphosys AG (a)	17,347		789
Fuji Heavy Industries Ltd	1,614,000	30,465					$33,155
Great Wall Motor Co Ltd	2,825,000	12,275
Hino Motors Ltd	863,000	13,182		Building Materials - 1.36%
Hyundai Motor Co	18,598	3,377		Buzzi Unicem SpA	53,436		818
Mazda Motor Corp (a)	4,011,000	13,743		China National Building Material Co Ltd	3,090,000		3,658
Renault SA	175,091	12,084		HeidelbergCement AG	158,227		11,422
Suzuki Motor Corp	472,482	12,141		Holcim Ltd (a)	333,143		25,987
Toyota Motor Corp	1,230,500	71,416		Lafarge SA	236,255		15,295
		$183,831		Sanwa Holdings Corp	292,000		1,772
				Sumitomo Osaka Cement Co Ltd	576,000		1,727
Automobile Parts & Equipment - 0.66%							$60,679
Cheng Shin Rubber Industry Co Ltd	1,125,000	3,816
Continental AG	103,783	12,345		Chemicals - 3.10%
Hyundai Mobis	27,206	6,186		Agrium Inc	338,900		31,066
Minth Group Ltd	550,000	986		BASF SE	392,738		36,765
Plastic Omnium SA	28,026	1,369		Elementis PLC	199,516		819
Showa Corp	116,155	1,686		Filtrona PLC	655,280		7,207
Sungwoo Hitech Co Ltd	62,049	864		Nippon Soda Co Ltd	340,000		1,584
Xinyi Glass Holdings Ltd	1,410,000	967		PTT Global Chemical PCL (b)	2,577,000		6,434
Yokohama Rubber Co Ltd/The	104,000	1,366		Sasol Ltd	193,374		8,376
		$29,585		Sociedad Quimica y Minera de Chile SA ADR	69,261		3,428
				Solvay SA	117,611		17,231
Banks - 14.80%				Yara International ASA	556,621		26,147
77 Bank Ltd/The	246,000	1,460					$139,057
Aozora Bank Ltd	5,257,301	16,472
Australia & New Zealand Banking Group Ltd	1,101,614	36,405		Coal - 0.09%
Banca Generali SpA	73,372	1,514		China Coal Energy Co Ltd	4,929,000		3,805
Banca Popolare dell'Emilia Romagna Scrl	107,921	915
Banco do Brasil SA	587,100	7,395
Bangkok Bank PCL	1,078,100	8,356		Commercial Services - 0.54%
Bank of China Ltd	40,353,300	18,907		Ashtead Group PLC	673,239		6,157
Bank of Ireland (a)	5,907,828	1,316		CCR SA	929,000		9,087
				Kroton Educacional SA	421,300		5,884
Bank Rakyat Indonesia Persero Tbk PT	1,787,500	1,731		Loomis AB	58,006		1,134
Barclays PLC	3,714,671	16,577
China Construction Bank Corp	22,925,129	19,241		Sohgo Security Services Co Ltd	57,600		921
				Stantec Inc	15,700		671
Credicorp Ltd	32,229	4,853		Valid Solucoes e Servicos de Seguranca em	26,736		496
DBS Group Holdings Ltd	2,153,003	29,370
DNB ASA	1,692,277	27,712		Meios de Pagamento e Identificacao S.A
FirstRand Ltd	2,273,866	7,911					$24,350
Grupo Financiero Banorte SAB de CV	1,679,500	12,656		Computers - 0.61%
HSBC Holdings PLC	6,159,310	67,457		Asustek Computer Inc	372,000		4,333
ICICI Bank Ltd ADR	356,538	16,693		Gemalto NV	13,331		1,090
Industrial & Commercial Bank of China Ltd	18,662,034	13,155		Ingenico	150,049		10,080
Krung Thai Bank PCL (b)	9,428,900	7,982		Innolux Corp (a)	6,768,000		4,238
Malayan Banking Bhd	3,253,300	10,292		Ju Teng International Holdings Ltd	1,674,765		1,092
Mitsubishi UFJ Financial Group Inc	5,944,125	40,330		NEC Networks & System Integration Corp	52,600		1,153

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Entertainment (continued)
Tata Consultancy Services Ltd	210,709	$5,393		William Hill PLC	266,534		$1,766
		$27,379					$3,483
Consumer Products - 0.02%				Food - 4.56%
Goodbaby International Holdings Ltd	1,474,000	716		Associated British Foods PLC	314,368		9,457
				Cia Brasileira de Distribuicao Grupo Pao de	172,514		9,585
				Acucar ADR
Distribution & Wholesale - 0.95%				Cia Brasileira de Distribuicao Grupo Pao de	39		—
Inchcape PLC	189,562	1,478
Toyota Tsusho Corp	711,300	19,811		Acucar - Rights (a)
				Cosan SA Industria e Comercio	232,600		5,487
Wolseley PLC	425,170	21,058		Delhaize Group SA	67,989		4,254
		$42,347		JBS SA	1,858,830		5,862
Diversified Financial Services - 3.49%				Nestle SA	645,196		46,011
Aberdeen Asset Management PLC	4,953,474	34,577		Nutreco NV	198,687		18,892
Azimut Holding SpA	679,738	12,651		Sao Martinho SA	52,611		740
Century Tokyo Leasing Corp	46,100	1,361		Suedzucker AG	418,957		16,902
Daishin Securities Co Ltd	119,458	1,015		Tate & Lyle PLC	1,107,246		14,531
Daiwa Securities Group Inc	2,231,000	19,795		Toyo Suisan Kaisha Ltd	578,000		19,644
Fubon Financial Holding Co Ltd	4,723,000	6,757		Unilever PLC	1,079,981		46,792
Hana Financial Group Inc	100,827	3,229		Uni-President Enterprises Corp	2,184,000		4,304
IDFC Ltd	1,363,891	3,880		Vigor Alimentos SA (a),(c)	32,030		118
Indiabulls Financial Services Ltd (b)	236,675	1,194		Viscofan SA	32,756		1,702
Intermediate Capital Group PLC	1,870,379	12,296					$204,281
International Personal Finance PLC	109,821	871
Jaccs Co Ltd	316,000	2,181		Forest Products & Paper - 1.20%
				DS Smith PLC	705,972		2,565
KB Financial Group Inc	216,413	7,077		Mondi PLC	1,484,238		19,725
Mega Financial Holding Co Ltd	14,311,760	11,048
ORIX Corp	2,358,810	36,194		Smurfit Kappa Group PLC	1,934,562		28,763
				Sumitomo Forestry Co Ltd	79,900		952
Paragon Group of Cos PLC	158,249	769		West Fraser Timber Co Ltd	19,000		1,659
Provident Financial PLC	54,052	1,370
		$156,265					$53,664
				Gas - 1.01%
Electric - 0.67%				Gas Natural SDG SA	727,603		15,236
Atco Ltd/Canada	10,700	1,025
China Power International Development Ltd	3,563,000	1,288		Korea Gas Corp	92,057		5,911
China Resources Power Holdings Co Ltd	1,096,000	3,589		Perusahaan Gas Negara Persero Tbk PT	13,580,500		8,735
Huaneng Power International Inc	7,668,000	8,884		Tokyo Gas Co Ltd	2,656,000		15,161
Tenaga Nasional BHD	5,908,200	15,244					$45,043
		$30,030		Hand & Machine Tools - 0.06%
				KUKA AG (a)	39,956		1,809
Electrical Components & Equipment - 0.76%				Techtronic Industries Co	445,500		1,068
Delta Electronics Inc	1,252,000	6,007
Hitachi Ltd	3,282,639	20,979					$2,877
LG Electronics Inc	86,645	6,945		Healthcare - Products - 1.21%
		$33,931		Coloplast A/S	486,125		26,454
				Elekta AB	790,638		12,123
Electronics - 1.25%				Fresenius SE & Co KGaA	114,289		14,338
AAC Technologies Holdings Inc	322,500	1,579		Hogy Medical Co Ltd	23,500		1,446
Anritsu Corp	692,100	10,350
Hon Hai Precision Industry Co Ltd	2,496,265	6,452					$54,361
NEC Corp	10,136,000	26,331		Healthcare - Services - 0.33%
Phison Electronics Corp	558,000	4,407		Eurofins Scientific (a)	3,883		844
Tokyo Seimitsu Co Ltd	42,300	931		Ramsay Health Care Ltd	425,107		14,116
TPK Holding Co Ltd (a)	222,000	4,516					$14,960
Truly International Holdings	2,516,000	1,345
		$55,911		Holding Companies - Diversified - 0.58%
				Alfa SAB de CV	2,704,544		6,279
Engineering & Construction - 1.41%				Bidvest Group Ltd	162,661		4,234
Aecon Group Inc	49,200	606		Emperor International Holdings	2,626,000		736
Bilfinger SE	243,714	24,461		Imperial Holdings Ltd	283,337		6,281
Cheung Kong Infrastructure Holdings Ltd	1,331,296	9,668		KOC Holding AS	1,399,241		8,485
China Railway Construction Corp Ltd	5,216,345	5,274					$26,015
CTCI Corp	714,000	1,428		Home Builders - 2.10%
Daelim Industrial Co Ltd	41,940	2,937		Barratt Developments PLC (a)	6,889,013		33,348
Downer EDI Ltd	150,477	767
Obrascon Huarte Lain SA	48,073	1,778		Persimmon PLC	1,252,359		21,038
Vinci SA	332,331	16,021		Sekisui House Ltd	1,238,000		18,557
		$62,940		Taylor Wimpey PLC	14,528,133		21,021
							$93,964
Entertainment - 0.08%
Avex Group Holdings Inc	33,400	953		Home Furnishings - 0.14%
Lottomatica Group SpA	29,939	764		De'Longhi SpA	96,167		1,459

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Home Furnishings (continued)				Mining (continued)
Skyworth Digital Holdings Ltd	6,072,000	$5,016		PanAust Ltd	343,257		$829
		$6,475		Rio Tinto Ltd	106,649		6,207
				Southern Copper Corp	175,275		5,842
Insurance - 4.88%				Sterlite Industries India Ltd ADR	538,491		3,893
Allianz SE	177,513	26,258					$73,512
BB Seguridade Participacoes SA (a)	371,606	3,154
Beazley PLC	410,557	1,434		Miscellaneous Manufacturing - 0.28%
Catlin Group Ltd	113,282	926		IMI PLC	480,680		9,266
Hannover Rueckversicherung SE	393,787	33,317		Singamas Container Holdings Ltd	2,770,000		680
Lancashire Holdings Ltd	77,901	1,026		Sunny Optical Technology Group Co Ltd	1,138,000		1,510
Legal & General Group PLC	1,790,669	4,722		Trelleborg AB	75,392		1,123
MS&AD Insurance Group Holdings	546,400	14,660					$12,579
Muenchener Rueckversicherungs AG	165,659	33,183
Prudential PLC	2,163,908	37,208		Office & Business Equipment - 0.25%
Sampo	808,432	32,349		Ricoh Co Ltd	997,000		11,094
Sanlam Ltd	2,053,890	10,538
Standard Life PLC	3,429,566	19,983		Oil & Gas - 6.17%
		$218,758		Afren PLC (a)	661,185		1,380
				Bangchak Petroleum PCL (b)	1,873,500		2,319
Internet - 0.13%				Bonterra Energy Corp	20,100		986
Rightmove PLC	27,247	813
Tencent Holdings Ltd	147,100	5,075		BP PLC	1,262,494		9,148
				Cenovus Energy Inc	521,000		15,592
		$5,888		China Petroleum & Chemical Corp	9,664,000		10,665
Iron & Steel - 0.44%				Eni SpA	1,626,372		38,816
APERAM	41,218	509		Gazprom OAO ADR	485,837		3,855
BlueScope Steel Ltd (a)	329,169	1,695		Husky Energy Inc	288,966		8,352
Ferrexpo PLC	130,430	364		Lukoil OAO ADR	211,119		13,385
Fortescue Metals Group Ltd	2,289,271	8,363		PetroChina Co Ltd	12,209,494		15,563
Hyundai Steel Co	6,987	485		Petroleo Brasileiro SA ADR	499,205		9,560
Kumba Iron Ore Ltd	27,624	1,464		Polski Koncern Naftowy Orlen S.A. (a)	473,546		7,353
Kyoei Steel Ltd	57,000	1,091		PTT Exploration & Production PCL (b)	999,900		5,260
POSCO ADR	78,802	5,673		Reliance Industries Ltd	468,865		6,869
		$19,644		RMP Energy Inc (a)	215,500		823
				Royal Dutch Shell PLC - A Shares	247,998		8,443
Lodging - 0.49%				Royal Dutch Shell PLC - B Shares	635,550		22,293
MGM China Holdings Ltd	3,200,000	7,554		Seadrill Ltd	596,200		22,974
Whitbread PLC	364,664	14,496		SK Holdings Co Ltd	40,886		5,901
		$22,050		Statoil ASA	1,149,169		28,133
Machinery - Construction & Mining - 0.01%				Suncor Energy Inc	684,400		21,338
China National Materials Co Ltd	1,492,000	370		Tatneft OAO ADR	168,143		6,354
				Thai Oil PCL (b)	4,319,200		9,737
				Whitecap Resources Inc	133,637		1,372
Machinery - Diversified - 1.19%							$276,471
Daifuku Co Ltd	155,000	1,372
Duerr AG	14,340	1,635		Oil & Gas Services - 0.77%
IHI Corp	2,306,000	8,599		John Wood Group PLC	685,555		8,274
Kawasaki Heavy Industries Ltd	6,110,000	19,484		Petroleum Geo-Services ASA	55,166		810
Mitsubishi Heavy Industries Ltd	3,018,000	20,812		Polarcus Ltd (a)	754,832		687
OC Oerlikon Corp AG (a)	116,351	1,347		Technip SA	78,920		8,465
		$53,249		TGS Nopec Geophysical Co ASA	455,226		16,369
							$34,605
Media - 0.64%
Grupo Televisa SAB ADR	229,186	5,803		Packaging & Containers - 0.65%
ITV PLC	7,209,832	14,098		Amcor Ltd/Australia	1,349,573		13,860
Kabel Deutschland Holding AG	94,223	8,945		Rexam PLC	1,902,920		15,279
		$28,846					$29,139
Metal Fabrication & Hardware - 0.02%				Pharmaceuticals - 6.99%
Bodycote PLC	128,933	1,039		Aurobindo Pharma Ltd	217,893		773
				Bayer AG	320,738		33,532
				BTG PLC (a)	870,628		4,678
Mining - 1.64%				Chong Kun Dang Pharm Corp	35,858		1,997
Argonaut Gold Inc (a)	77,788	493
B2Gold Corp (a)	210,600	529		GlaxoSmithKline PLC	300,513		7,754
				Kaken Pharmaceutical Co Ltd	75,000		1,330
BHP Billiton Ltd	1,189,903	40,003		KYORIN Holdings Inc	40,900		1,093
Boliden AB	34,378	549		Novartis AG	684,939		50,704
Capstone Mining Corp (a)	399,898	810
				Novo Nordisk A/S	257,025		45,243
Grupo Mexico SAB de CV	922,100	3,310		Roche Holding AG	321,909		80,587
HudBay Minerals Inc	117,446	933		Sanofi	523,123		56,558
KGHM Polska Miedz SA	132,792	6,248		Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,175,812		1,380
Lundin Mining Corp (a)	150,200	590
				Shire PLC	695,701		21,686
MMC Norilsk Nickel OJSC ADR	213,832	3,276

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				Shipbuilding - 0.16%
Sun Pharmaceutical Industries Ltd	324,939	$5,740		Samsung Heavy Industries Co Ltd	224,960		$7,177
		$313,055
Pipelines - 0.58%				Software - 1.10%
TransCanada Corp	521,000	25,826		HCL Technologies Ltd	774,049		10,355
				Nihon Unisys Ltd	112,900		970
				SAP AG	417,535		33,287
Real Estate - 3.13%				Tech Mahindra Ltd	268,076		4,764
Arnest One Corp	35,100	805					$49,376
Brookfield Asset Management Inc	944,638	36,465
Brookfield Property Partners LP	54,222	1,180		Telecommunications - 6.29%
Capital Property Fund	824,531	1,084		America Movil SAB de CV ADR	195,930		4,189
Cheung Kong Holdings Ltd	1,230,669	18,573		BT Group PLC	7,975,807		34,293
Country Garden Holdings Co Ltd	7,903,000	4,478		China Mobile Ltd	1,017,376		11,190
Cyrela Brazil Realty SA Empreendimentos e	527,500	4,764		China Telecom Corp Ltd	10,138,000		5,194
Participacoes				Freenet AG	497,179		12,396
Deutsche Wohnen AG	73,568	1,297		GN Store Nord A/S	77,302		1,414
Ez Tec Empreendimentos e Participacoes SA	49,634	679		Hutchison Telecommunications Hong Kong	1,264,666		675
Great Eagle Holdings Ltd	304,000	1,291		Holdings Ltd
Greentown China Holdings Ltd	443,000	861		KDDI Corp	770,100		37,032
Helbor Empreendimentos SA	219,310	1,085		KT Corp	68,850		2,253
IMMOFINANZ AG (a)	3,068,285	12,546		Nippon Telegraph & Telephone Corp	442,676		22,014
K Wah International Holdings Ltd	2,408,000	1,317		Partron Co Ltd	53,206		1,125
KWG Property Holding Ltd	1,138,500	787		Rogers Communications Inc	539,900		26,629
Mah Sing Group Bhd	1,042,500	778		Samart Corp PCL (b)	3,428,400		3,278
Mitsui Fudosan Co Ltd	870,000	29,609		SK Telecom Co Ltd	37,657		6,629
Shenzhen Investment Ltd	3,838,000	1,613		Softbank Corp	815,200		40,429
Shimao Property Holdings Ltd	4,957,000	10,698		Taiwan Mobile Co Ltd	1,708,000		6,224
Sumitomo Realty & Development Co Ltd	187,000	8,838		Telecity Group PLC	52,536		754
Sunac China Holdings Ltd	834,000	673		Telekomunikasi Indonesia Persero Tbk PT	8,279,000		9,974
Tokyo Tatemono Co Ltd	86,000	797		TeliaSonera AB	1,669,541		11,519
		$140,218		VimpelCom Ltd ADR	660,380		7,231
				Vivendi SA	613,213		13,891
REITS - 1.76%				Vodacom Group Ltd	418,455		4,908
Canadian Apartment Properties REIT	29,600	765		Vodafone Group PLC	5,702,511		17,400
Dexus Property Group	7,110,830	8,506		Ziggo NV	29,996		1,073
Fibra Uno Administracion SA de CV	1,682,400	6,465					$281,714
Granite Real Estate Investment Trust	20,705	821
Japan Hotel REIT Investment Corp	1,691	714		Transportation - 2.65%
Mirvac Group	8,315,153	15,270		Canadian National Railway Co	417,600		40,883
RioCan Real Estate Investment Trust	496,600	14,546		Canadian Pacific Railway Ltd	234,700		29,251
Suntec Real Estate Investment Trust	986,000	1,559		East Japan Railway Co	350,200		29,563
Westfield Group	1,314,238	15,897		Nippon Konpo Unyu Soko Co Ltd	48,200		744
Westfield Retail Trust	4,222,934	14,440		Seino Holdings Co Ltd	147,000		1,286
		$78,983		Senko Co Ltd	283,000		1,535
				West Japan Railway Co	317,600		15,366
Retail - 3.29%							$118,628
Alimentation Couche Tard Inc	521,700	31,697
Aoyama Trading Co Ltd	48,800	1,460		Water - 0.48%
Cie Financiere Richemont SA	413,307	33,448		Cia de Saneamento Basico do Estado de Sao	401,100		5,648
Dollarama Inc	463,000	33,917		Paulo
Inditex SA	164,972	22,140		United Utilities Group PLC	1,394,262		16,062
Lawson Inc	155,800	12,267					$21,710
Lotte Shopping Co Ltd	15,787	5,896		TOTAL COMMON STOCKS			$4,379,816
Man Wah Holdings Ltd	718,000	699		PREFERRED STOCKS - 0.70%	Shares Held	Value	(000	's)
Pandora A/S	50,421	1,543
Tsuruha Holdings Inc	15,100	1,472		Banks - 0.34%
Valor Co Ltd	66,800	1,264		Banco Bradesco SA	236,730		3,890
Woolworths Holdings Ltd/South Africa	179,062	1,397		Itau Unibanco Holding SA	681,300		11,428
		$147,200					$15,318
Semiconductors - 2.47%				Food - 0.05%
ARM Holdings PLC	1,421,655	22,112		Cia Brasileira de Distribuicao Grupo Pao de	34,400		1,889
Chipbond Technology Corp	730,000	1,861		Acucar
Elan Microelectronics Corp	2,203,000	5,866
King Yuan Electronics Co Ltd	1,936,000	1,380		Iron & Steel - 0.16%
Novatek Microelectronics Corp	1,045,000	5,109		Vale SA	440,029		7,145
Samsung Electronics Co Ltd	33,747	46,673
Taiwan Semiconductor Manufacturing Co Ltd	7,476,544	27,749
		$110,750		Telecommunications - 0.15%
				Telefonica Brasil SA	254,600		6,760
				TOTAL PREFERRED STOCKS			$31,112

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Maturity			Country	Percent
REPURCHASE AGREEMENTS - 0.43%	Amount (000's)	Value (000's)	Japan	18.07%
			United Kingdom	15.40%
Banks - 0.43%			Canada	8 .01%
Investment in Joint Trading Account; Credit	$2,279	$2,279	Germany	7 .15%
Suisse Repurchase Agreement; 0.14%			Switzerland	5 .80%
dated 04/30/2013 maturing 05/01/2013			Australia	4 .65%
(collateralized by US Government			France	3 .49%
Securities; $2,324,836; 4.50% - 4.63%;			Sweden	3 .30%
dated 02/15/36 - 02/15/40)			China	2 .97%
Investment in Joint Trading Account; Deutsche	8,205	8,205	Korea, Republic Of	2 .72%
Bank Repurchase Agreement; 0.15% dated			Brazil	2 .58%
04/30/2013 maturing 05/01/2013			Taiwan, Province Of China	2 .35%
(collateralized by US Government			Norway	2 .22%
Securities; $8,369,411; 0.00% - 7.25%;			India	1 .78%
dated 07/12/13 - 12/27/32)			Denmark	1 .68%
Investment in Joint Trading Account; JP	4,786	4,787	Hong Kong	1 .62%
Morgan Repurchase Agreement; 0.14%			Italy	1 .49%
dated 04/30/2013 maturing 05/01/2013			Belgium	1 .33%
(collateralized by US Government			Netherlands	1 .31%
Securities; $4,882,157; 0.00% - 8.88%;			South Africa	1 .20%
dated 06/15/15 - 04/15/30)			Ireland	1 .18%
Investment in Joint Trading Account; Merrill	4,103	4,103	Mexico	1 .07%
Lynch Repurchase Agreement; 0.14%			Thailand	0 .99%
dated 04/30/2013 maturing 05/01/2013			Spain	0 .91%
(collateralized by US Government Security;			Russian Federation	0 .75%
$4,184,705; 0.63%; dated 08/31/17)			Finland	0 .72%
		$19,374	Singapore	0 .69%
TOTAL REPURCHASE AGREEMENTS		$19,374	United States	0 .60%
Total Investments		$4,430,302	Malaysia	0 .59%
Other Assets in Excess of Liabilities, Net - 1.09%		$48,808	Bermuda	0 .53%
TOTAL NET ASSETS - 100.00%		$4,479,110	Indonesia	0 .46%
			Turkey	0 .32%
			Poland	0 .30%
(a) Non-Income Producing Security			Austria	0 .28%
(b)		Fair value of these investments is determined in good faith by the	Macao	0 .17%
Manager under procedures established and periodically reviewed by the			Peru	0 .11%
Board of Directors. At the end of the period, the fair value of these			Chile	0 .08%
securities totaled $46,650 or 1.04% of net assets.			Luxembourg	0 .03%
(c) Security is Illiquid			United Arab Emirates	0 .01%
			Other Assets in Excess of Liabilities, Net	1 .09%
			TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Equity Income Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 97.34%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.75%				Healthcare - Products - 1.60%
Lockheed Martin Corp	766,929	$75,995		Becton Dickinson and Co	358,365		$33,794
Raytheon Co	995,796	61,122		Medtronic Inc	983,936		45,930
		$137,117					$79,724
Apparel - 1.38%				Insurance - 7.79%
VF Corp	385,718	68,743		ACE Ltd	1,132,022		100,908
				Allianz SE ADR	1,504,468		22,191
				Allstate Corp/The	1,078,532		53,129
Automobile Manufacturers - 0.83%				Chubb Corp/The	456,520		40,206
PACCAR Inc	827,653	41,201		Fidelity National Financial Inc	2,293,623		61,584
				MetLife Inc	2,413,597		94,106
Automobile Parts & Equipment - 1.52%				Swiss Re AG ADR	206,273		16,413
Autoliv Inc	679,224	51,906					$388,537
Johnson Controls Inc	683,667	23,935
		$75,841		Leisure Products & Services - 0.54%
				Carnival Corp	779,146		26,888
Banks - 8.70%
Australia & New Zealand Banking Group Ltd	445,582	14,753
ADR				Machinery - Diversified - 1.46%
Banco Santander SA ADR	3,670,751	26,613		Deere & Co	815,446		72,819
Bank of Nova Scotia	817,067	47,096
Grupo Financiero Santander Mexico SAB de	395,860	6,393		Media - 0.50%
CV ADR(a)				Walt Disney Co/The	393,568		24,732
JP Morgan Chase & Co	1,959,863	96,053
M&T Bank Corp	421,057	42,190
PNC Financial Services Group Inc/The	1,092,150	74,135		Mining - 0.61%
US Bancorp	1,861,670	61,956		BHP Billiton Ltd ADR	453,017		30,452
Wells Fargo & Co	1,710,227	64,955
		$434,144		Miscellaneous Manufacturing - 1.71%
				3M Co	287,792		30,134
Beverages - 1.25%				Parker Hannifin Corp	622,623		55,146
Coca-Cola Co/The	512,590	21,698					$85,280
Dr Pepper Snapple Group Inc	829,605	40,509
		$62,207		Oil & Gas - 11.66%
				Chevron Corp	629,955		76,861
Chemicals - 0.96%				Encana Corp	2,044,371		37,719
Air Products & Chemicals Inc	221,195	19,235		Exxon Mobil Corp	844,179		75,123
EI du Pont de Nemours & Co	528,287	28,797		Marathon Oil Corp	1,471,712		48,081
		$48,032		Marathon Petroleum Corp	931,587		72,999
Computers - 1.19%				Occidental Petroleum Corp	823,948		73,545
Apple Inc	134,091	59,369		Penn West Petroleum Ltd	4,716,997		43,538
				Royal Dutch Shell PLC - B shares ADR	1,326,156		92,552
				Total SA ADR	1,224,714		61,530
Distribution & Wholesale - 1.41%							$581,948
Genuine Parts Co	923,149	70,464
				Pharmaceuticals - 12.00%
				Abbott Laboratories	1,281,977		47,331
Diversified Financial Services - 2.02%				AbbVie Inc	1,299,604		59,847
BlackRock Inc	378,994	101,002		GlaxoSmithKline PLC ADR	1,275,302		65,857
				Johnson & Johnson	563,526		48,029
Electric - 3.88%				Merck & Co Inc	2,096,467		98,534
NextEra Energy Inc	723,743	59,369		Novartis AG ADR	791,764		58,400
Northeast Utilities	1,007,485	45,669		Pfizer Inc	3,330,723		96,824
Wisconsin Energy Corp	843,076	37,888		Roche Holding AG ADR	1,047,133		65,362
Xcel Energy Inc	1,592,930	50,639		Teva Pharmaceutical Industries Ltd ADR	1,523,288		58,327
		$193,565					$598,511
Electrical Components & Equipment - 0.81%				Pipelines - 3.89%
Emerson Electric Co	728,927	40,463		Enterprise Products Partners LP	1,162,774		70,522
				Kinder Morgan Energy Partners LP	614,136		54,320
				Kinder Morgan Inc/DE	1,773,515		69,345
Electronics - 0.63%							$194,187
Honeywell International Inc	425,078	31,260
				REITS - 4.80%
				American Capital Agency Corp	2,301,571		76,666
Food - 3.36%				Annaly Capital Management Inc	3,706,847		59,087
Kraft Foods Group Inc	950,586	48,945		Digital Realty Trust Inc	1,471,202		103,749
Kroger Co/The	2,254,272	77,502
Mondelez International Inc	1,307,371	41,117					$239,502
		$167,564		Retail - 2.36%
				Costco Wholesale Corp	204,301		22,152
Gas - 0.96%				McDonald's Corp	495,194		50,579
Sempra Energy	579,589	48,019

See accompanying notes

Schedule of Investments
Equity Income Fund
April 30, 2013 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	25.57%
Retail (continued)				Consumer, Non-cyclical	18.21%
Tiffany & Co	611,245	$45,037		Energy	15.55%
		$117,768		Consumer, Cyclical	11.98%
				Industrial	10.05%
Semiconductors - 5.30%				Technology	8 .25%
Applied Materials Inc	3,639,259	52,806		Utilities	4 .84%
Intel Corp	3,674,809	88,012		Communications	3 .58%
Maxim Integrated Products Inc	1,607,027	49,705		Basic Materials	1 .57%
Microchip Technology Inc	1,441,628	52,504		Other Assets in Excess of Liabilities, Net	0 .40%
Taiwan Semiconductor Manufacturing Co Ltd	1,127,941	21,521		TOTAL NET ASSETS	100.00%
ADR
		$264,548
Software - 1.76%
Microsoft Corp	2,659,645	88,034

Telecommunications - 3.08%
BCE Inc	949,430	44,490
CenturyLink Inc	824,045	30,960
Verizon Communications Inc	420,236	22,655
Vodafone Group PLC ADR	1,818,149	55,617
		$153,722

Toys, Games & Hobbies - 3.94%
Hasbro Inc	1,744,892	82,655
Mattel Inc	2,490,183	113,702
		$196,357

Transportation - 2.69%
Norfolk Southern Corp	521,501	40,374
Union Pacific Corp	258,785	38,290
United Parcel Service Inc	646,143	55,465
		$134,129
TOTAL COMMON STOCKS		$4,856,129
	Maturity
REPURCHASE AGREEMENTS - 2.26%	Amount (000's)	Value(000	's)

Banks- 2.26%
Investment in Joint Trading Account; Credit	$13,271	$13,271
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $13,536,825; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	47,777	47,777
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $48,732,571; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	27,870	27,870
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $28,427,333; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	23,889	23,889
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$24,366,285; 0.63%; dated 08/31/17)
		$112,807
TOTAL REPURCHASE AGREEMENTS		$112,807
Total Investments		$4,968,936
Other Assets in Excess of Liabilities, Net - 0.40%		$19,918
TOTAL NET ASSETS - 100.00%		$4,988,854

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 25.30%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 0.10%				Electric (continued)
BAE Systems PLC	816,368	$4,768		NextEra Energy Inc (c)	465,000		$38,144
General Dynamics Corp	43,101	3,188		Northeast Utilities (c)	100,000		4,533
		$7,956		NV Energy Inc	53,000		1,146
				PG&E Corp (c)	540,000		26,158
Agriculture - 0.27%				Pinnacle West Capital Corp (c)	302,363		18,414
Altria Group Inc	162,010	5,915		Portland General Electric Co	25,164		811
British American Tobacco PLC	51,336	2,846		PPL Corp (c)	715,000		23,867
Philip Morris International Inc	39,958	3,820		RWE AG	50,000		1,802
Reynolds American Inc	100,990	4,789		SCANA Corp (c)	488,500		26,477
Universal Corp/VA	75,648	4,353		Southern Co/The (c)	577,000		27,829
		$21,723		SSE PLC	300,000		7,263
Airlines - 0.00%				TECO Energy Inc	615,000		11,765
Global Aviation Holdings Inc (a),(b)	254,946	—		Westar Energy Inc	395,000		13,809
				Wisconsin Energy Corp (c)	600,000		26,964
							$410,434
Automobile Parts & Equipment - 0.01%
Tokai Rika Co Ltd	60,000	1,216		Electrical Components & Equipment - 0.09%
				Emerson Electric Co	129,433		7,185
Banks - 1.08%
77 Bank Ltd/The	381,000	2,262		Engineering & Construction - 0.29%
Aozora Bank Ltd	1,204,754	3,775		Alion Science and Technology Corp -	7,750		—
Australia & New Zealand Banking Group Ltd	274,941	9,086		Warrants (a),(b),(d)
Bank of Montreal	66,977	4,201		Bouygues SA	168,459		4,707
Bank of Nova Scotia	113,860	6,565		Ferrovial SA	215,786		3,570
Commonwealth Bank of Australia	29	2		Monadelphous Group Ltd	140,617		3,055
JP Morgan Chase & Co	232,634	11,401		Obrascon Huarte Lain SA	178,829		6,614
Mitsubishi UFJ Financial Group Inc	1,293,400	8,776		Vinci SA	110,058		5,306
Royal Bank of Canada	35,753	2,157					$23,252
Sumitomo Mitsui Financial Group Inc	134,300	6,348
Sumitomo Mitsui Trust Holdings Inc	1,386,000	6,965		Entertainment - 0.12%
				Lottomatica Group SpA	122,737		3,131
Svenska Handelsbanken AB	116,246	5,300		Regal Entertainment Group	225,632		4,048
Wells Fargo & Co	283,125	10,753		Tatts Group Ltd	753,041		2,554
Westpac Banking Corp	232,180	8,145
		$85,736					$9,733
				Food - 0.20%
Biotechnology - 0.06%				Kraft Foods Group Inc	199,111		10,252
Amgen Inc	45,081	4,698		Unilever PLC	122,959		5,328
							$15,580
Chemicals - 0.12%
BASF SE	23,777	2,226		Forest Products & Paper - 0.05%
EI du Pont de Nemours & Co	114,314	6,231		International Paper Co	52,636		2,473
Yara International ASA	24,821	1,166		Mondi PLC	94,032		1,249
		$9,623					$3,722
Computers - 0.10%				Gas - 0.92%
Accenture PLC - Class A	21,378	1,741		Enagas SA	127,914		3,406
Seagate Technology PLC	164,634	6,042		Gas Natural SDG SA	284,894		5,966
		$7,783		National Grid PLC	600,000		7,648
				National Grid PLC ADR(c)	240,000		15,307
Diversified Financial Services - 0.16%				New Jersey Resources Corp	176,000		8,307
Daiwa Securities Group Inc	489,000	4,339		NiSource Inc (c)	500,000		15,365
Intermediate Capital Group PLC	535,033	3,517		Sempra Energy	95,000		7,871
Macquarie Group Ltd	103,591	4,214		South Jersey Industries Inc (c)	65,000		4,011
Religare Health Trust (a)	1,200,000	926		Western Gas Equity Partners LP (c),(d)	142,200		5,055
		$12,996					$72,936
Electric - 5.16%				Healthcare - Services - 0.11%
Ameren Corp	126,753	4,595		Ramsay Health Care Ltd	81,216		2,697
American Electric Power Co Inc	52,609	2,706		WellPoint Inc	82,652		6,027
Avista Corp	78,218	2,194					$8,724
Cia Energetica de Minas Gerais ADR	1,020,000	13,087
Datang International Power Generation Co	11,200,000	4,938		Holding Companies - Diversified - 0.06%
Ltd				Wharf Holdings Ltd	511,437		4,568
Dominion Resources Inc/VA	435,000	26,831
DTE Energy Co (c)	349,608	25,480		Insurance - 0.22%
Edison International	64,508	3,470		Catlin Group Ltd	228,648		1,869
Entergy Corp (c)	495,000	35,259		Hannover Rueckversicherung SE	39,238		3,320
Huaneng Power International Inc	5,220,000	6,048		Muenchener Rueckversicherungs AG	19,472		3,900
IDACORP Inc	10,000	492		Protective Life Corp	57,005		2,170
Integrys Energy Group Inc (c)	463,000	28,502		SCOR SE	40,488		1,229
ITC Holdings Corp (c)	302,000	27,850

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Pipelines (continued)
Standard Life PLC	798,968	$4,655		Kinder Morgan Energy Partners LP (c)	229,272		$20,279
		$17,143		Kinder Morgan Inc/DE (c)	310,000		12,121
				Magellan Midstream Partners LP (c),(d)	745,851		39,552
Investment Companies - 0.08%				MarkWest Energy Partners LP (c)	284,900		18,006
Apollo Investment Corp	208,458	1,836		MPLX LP (c),(d)	249,720		9,557
Prospect Capital Corp	385,728	4,255		Oiltanking Partners LP (c),(d)	114,122		5,735
		$6,091		ONEOK Inc	467,000		23,985
Leisure Time - 0.00%				ONEOK Partners LP (c)	155,957		8,437
Travelport LLC (a),(b)	165,331	—		Plains All American Pipeline LP (c)	697,400		40,045
				Regency Energy Partners LP (c),(d)	651,300		16,999
				Sunoco Logistics Partners LP (c),(d)	476,600		29,602
Media - 0.39%				Targa Resources Partners LP (c)	220,477		10,010
Comcast Corp - Class A (c)	400,000	16,520		Tesoro Logistics LP (c)	197,433		11,767
Gannett Co Inc	137,173	2,766		TransCanada Corp (c)	190,000		9,407
HMH Holdings Inc (a),(b)	199,682	5,042
				TransCanada Corp	125,589		6,225
Time Warner Cable Inc	70,000	6,572		Western Gas Partners LP (c),(d)	306,600		18,537
		$30,900		Williams Cos Inc/The (c)	1,309,385		49,927
				Williams Partners LP (c)	259,200		14,165
Miscellaneous Manufacturing - 0.04%
Siemens AG	34,188	3,572					$500,966
				Publicly Traded Investment Fund - 0.00%
Oil & Gas - 1.42%				John Hancock Preferred Income Fund III	9,897		198
ARC Resources Ltd	116,554	3,258
BP PLC	457,553	3,315		Real Estate - 0.75%
Canadian Oil Sands Ltd	112,200	2,204		Agile Property Holdings Ltd	2,076,000		2,691
Cenovus Energy Inc	100,000	2,994		Atrium European Real Estate Ltd (d)	337,000		2,015
Chevron Corp (c)	105,998	12,933
				Citycon OYJ	1,126,965		3,657
ConocoPhillips	193,371	11,689		Country Garden Holdings Co Ltd	3,600,000		2,040
Eni SpA	436,614	10,420		Fabege AB	280,900		3,042
Exxon Mobil Corp (c)	73,694	6,558
				Henderson Land Development Co Ltd	392,000		2,845
Husky Energy Inc	115,700	3,344		Hongkong Land Holdings Ltd	582,000		4,238
Occidental Petroleum Corp	162,255	14,483		Hyprop Investments Ltd	236,497		2,089
Penn West Petroleum Ltd (c)	500,000	4,615		IMMOFINANZ AG (a)	448,454		1,834
PetroBakken Energy Ltd	296,400	2,530		Midland Holdings Ltd	2,030,000		938
Seadrill Ltd	250,000	9,623		Mitsubishi Estate Co Ltd	346,200		11,276
Statoil ASA	239,470	5,863		Mitsui Fudosan Co Ltd	262,400		8,930
Total SA	126,326	6,359		Nomura Real Estate Holdings Inc	81,500		2,191
Valero Energy Corp	200,000	8,064		Shimao Property Holdings Ltd	1,200,000		2,590
Whitecap Resources Inc	494,500	5,075		Sino Land Co Ltd	1,760,000		2,900
		$113,327		Sun Hung Kai Properties Ltd	281,400		4,069
Oil & Gas Services - 0.05%				Swire Properties Ltd	500,000		1,788
National Oilwell Varco Inc	60,000	3,913		Vista Land & Lifescapes Inc	3,888,000		621
							$59,754
Packaging & Containers - 0.08%				REITS - 2.87%
Amcor Ltd/Australia	617,188	6,338		AIMS AMP Capital Industrial REIT	1,048,000		1,549
				American Tower Corp	50,000		4,199
				Apartment Investment & Management Co	125,000		3,889
Pharmaceuticals - 0.54%				Ashford Hospitality Trust Inc (c)	168,800		2,174
AbbVie Inc	136,201	6,272		Astro Japan Property Group (d)	985,051		3,988
Cardinal Health Inc	119,140	5,268		Boston Properties Inc (c)	49,277		5,392
Eli Lilly & Co	128,882	7,137		Cambridge Industrial Trust	3,444,372		2,395
Merck & Co Inc	89,931	4,227		Camden Property Trust (c)	38,539		2,788
Novartis AG	73,237	5,422		Campus Crest Communities Inc (c)	344,071		4,700
Pfizer Inc (c)	103,596	3,011
				Canadian Apartment Properties REIT	60,000		1,551
Roche Holding AG	23,471	5,876		CBL & Associates Properties Inc	266,847		6,442
Sanofi	50,840	5,497		Challenger Diversified Property Group (d)	482,500		1,358
		$42,710		Champion REIT	2,771,500		1,460
				Colonial Properties Trust (c)	65,600		1,523
Pipelines - 6.29%
Access Midstream Partners LP (c)	465,300	19,203		Corrections Corp of America	164,000		5,937
Buckeye Partners LP (c)	249,024	15,385		CubeSmart (c)	176,200		3,096
China Gas Holdings Ltd	5,986,000	5,907		CYS Investments Inc (c)	195,383		2,429
China Oil & Gas Group Ltd (a)	21,540,000	3,951		DCT Industrial Trust Inc (c)	208,000		1,629
DCP Midstream Partners LP (c)	224,595	11,032		DDR Corp	135,000		2,476
Enbridge Inc	100,000	4,758		Duke Realty Corp	244,000		4,304
Energy Transfer Equity LP (c)	505,485	29,662		Dundee Real Estate Investment Trust	132,800		4,879
Energy Transfer Partners LP (c)	207,639	10,338		EPR Properties (c)	136,979		7,745
Enterprise Products Partners LP (c)	815,400	49,454		Equity One Inc (c)	46,952		1,197
				Essex Property Trust Inc (c)	12,635		1,984
Genesis Energy LP	62,534	3,006
Holly Energy Partners LP (c)	99,600	3,914		Eurocommercial Properties NV	30,000		1,224
				Federation Centres Ltd	2,050,000		5,526

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Telecommunications (continued)
Frasers Commercial Trust	1,037,000	$1,314		Deutsche Telekom AG	650,000		$7,699
Great Portland Estates PLC	286,548	2,370		Rogers Communications Inc	85,122		4,198
Hammerson PLC	432,700	3,496		Singapore Telecommunications Ltd	1,704,000		5,443
Health Care REIT Inc	51,080	3,829		Telecom Corp of New Zealand Ltd ADR(c)	500,000		5,555
Hospitality Properties Trust (c)	80,380	2,364		Telefonica Brasil SA ADR(c)	300,000		7,974
Japan Hotel REIT Investment Corp	5,991	2,531		Telenor ASA	149,759		3,375
Kenedix Realty Investment Corp	222	1,041		TeliaSonera AB	416,340		2,873
Kite Realty Group Trust	785,000	5,181		Telstra Corp Ltd	408,856		2,112
Land Securities Group PLC	266,593	3,622		TELUS Corp	600,000		21,589
Liberty Property Trust (c)	76,200	3,276		Verizon Communications Inc (c)	851,673		45,913
Link REIT/The	306,500	1,737		Vodafone Group PLC ADR(c)	720,000		22,025
Medical Properties Trust Inc	355,000	5,712		Windstream Corp (c)	165,000		1,406
Mirvac Group	3,482,037	6,394					$191,511
Northern Property Real Estate Investment	67,900	2,176
Trust				Transportation - 0.31%
Orix JREIT Inc	1,690	2,288		Kansas City Southern	25,000		2,727
				Union Pacific Corp (c)	150,000		22,194
Pennsylvania Real Estate Investment Trust (c)	158,000	3,275
Primary Health Properties PLC	82,000	424					$24,921
Prologis Inc	170,500	7,152		Water - 0.22%
Public Storage (c)	14,627	2,413		American Water Works Co Inc (c)	130,000		5,444
Ramco-Gershenson Properties Trust (c)	66,866	1,168		Aqua America Inc (c)	40,000		1,269
Realty Income Corp	115,600	5,892		Cia de Saneamento Basico do Estado de Sao	360,000		5,148
Retail Properties of America Inc	63,487	972		Paulo ADR
RioCan Real Estate Investment Trust	234,100	6,858		Guangdong Investment Ltd	5,674,000		5,494
Sabra Health Care REIT Inc	58,000	1,730					$17,355
Saul Centers Inc	42,500	1,904		TOTAL COMMON STOCKS			$2,013,957
Senior Housing Properties Trust	239,500	6,809		CONVERTIBLE PREFERRED STOCKS
Simon Property Group Inc (c)	88,347	15,732
				- 0.05%	Shares Held	Value	(000	's)
SL Green Realty Corp	11,000	998
Societe de la Tour Eiffel	12,700	841		Banks - 0.05%
STAG Industrial Inc	73,000	1,609		Bank of America Corp	800		996
Starhill Global REIT	2,588,000	2,026		Wells Fargo & Co	2,310		3,048
Starwood Property Trust Inc	132,577	3,645					$4,044
Strategic Hotels & Resorts Inc (a)	120,000	968		TOTAL CONVERTIBLE PREFERRED STOCKS			$4,044
Summit Hotel Properties Inc	520,500	5,200		PREFERRED STOCKS - 5.60%	Shares Held	Value	(000	's)
Suntec Real Estate Investment Trust	2,787,000	4,407
Tishman Speyer Office Fund (a),(b),(d)	1,625,724	—		Banks - 1.95%
Top REIT Inc (d)	505	2,708		Bank of America Corp 6.63%; Series I	180,750		5,043
Unibail-Rodamco SE	9,320	2,436		Bank of New York Mellon Corp/The	80,600		2,065
Vastned Retail NV	75,000	3,350		Barclays Bank PLC 7.75%	6,766		174
Vornado Realty Trust	63,300	5,543		Barclays Bank PLC 8.13%	223,766		5,757
Wereldhave NV	42,500	3,091		Capital One Financial Corp	205,309		5,363
				Citigroup Inc (a)	12,001		304
Westfield Group	231,579	2,801
Workspace Group PLC	295,000	1,720		City National Corp/CA	191,056		4,776
				COBANK ACB 11.00%; Series C (e)	24,261		1,341
		$228,837
				COBANK ACB 11.00%; Series D	8,400		467
Retail - 0.14%				Countrywide Financial Corp	140		4
Macy's Inc	37,800	1,686		Deutsche Bank Contingent Capital Trust II	609,879		16,613
Wal-Mart Stores Inc	126,592	9,839		Deutsche Bank Contingent Capital Trust III	117,535		3,326
		$11,525		Deutsche Bank Contingent Capital Trust V	38,900		1,139
				HSBC Holdings PLC 8.00%	1,072,576		30,922
Semiconductors - 0.33%				HSBC USA Inc	266,895		13,497
Chipbond Technology Corp	1,640,000	4,181		HSBC USA Inc 6.50%	40,000		1,029
Elan Microelectronics Corp	1,441,000	3,837		HSBC USA Inc - Series D	220,937		5,576
Novatek Microelectronics Corp	736,000	3,598		JP Morgan Chase & Co	117,700		2,991
Qualcomm Inc	151,000	9,305		Lloyds Banking Group PLC	64,850		1,808
Taiwan Semiconductor Manufacturing Co Ltd	1,475,000	5,474		PNC Financial Services Group Inc/The	546,822		15,694
		$26,395		Royal Bank of Scotland Group PLC 5.75%;	383,508		8,848
Software - 0.23%				Series L
Microsoft Corp	562,408	18,616		State Street Corp	294,000		7,491
				TCF Financial Corp	45,182		1,243
				US Bancorp/MN - Series G	702,900		19,723
Storage & Warehousing - 0.03%							$155,194
Safestore Holdings PLC	948,258	2,020
				Diversified Financial Services - 0.13%
				Affiliated Managers Group Inc 5.25%	87,485		2,234
Telecommunications - 2.41%				Ameriprise Financial Inc	21,801		605
AT&T Inc (c)	632,000	23,675
BCE Inc (c)	565,000	26,476		Citigroup Capital XIII	109,500		3,092
BT Group PLC	612,768	2,635		General Electric Capital Corp	31,317		803
CenturyLink Inc (c)	225,000	8,453		Goodman PLUS Trust	32,600		3,278
Cleveland Unlimited Inc - Warrants (a),(b),(d)	2,756	110

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				REITS (continued)
Morgan Stanley Capital Trust IV	2,590	$66		PS Business Parks Inc - Series T	66,770		$1,746
		$10,078		PS Business Parks Inc - Series U	29,867		759
				Public Storage (a)	150,843		3,812
Electric - 0.38%				Public Storage Inc 5.20%; Series W	108,500		2,748
DTE Energy Co 5.25%	127,965	3,302		Realty Income Corp - Series F	42,999		1,172
DTE Energy Co 6.50%	12,629	351		Regency Centers Corp 6.00%	120,000		3,078
Duke Energy Corp	84,841	2,164		Senior Housing Properties Trust	35,067		894
Entergy Arkansas Inc 4.90%	17,312	443		Ventas Realty LP / Ventas Capital Corp	188,100		4,808
Entergy Arkansas Inc 5.75%	3,202	85		Vornado Realty LP	163,022		4,454
Entergy Louisiana LLC 5.28%	50,000	1,305		Vornado Realty Trust - Series J	216,829		6,034
Entergy Louisiana LLC 5.88%	11,790	318		Vornado Realty Trust - Series K	50,000		1,293
Entergy New Orleans Inc	56,900	1,457					$67,685
Entergy Texas Inc	5,557	151
Interstate Power & Light Co	107,800	2,752		Savings & Loans - 0.07%
NextEra Energy Capital Holdings Inc - Series	589,817	14,922		Astoria Financial Corp (a)	22,000		558
I				First Niagara Financial Group Inc	172,800		5,139
PPL Capital Funding Inc (a)	100,000	2,624					$5,697
SCANA Corp	16,264	443
		$30,317		Sovereign - 0.14%
				Farm Credit Bank of Texas	8,500		10,713
Hand & Machine Tools - 0.01%
Stanley Black & Decker Inc	40,000	1,063		Telecommunications - 0.61%
				Centaur Funding Corp 9.08% (e)	10,000		12,650
Insurance - 1.38%				Qwest Corp 7.00%	170,900		4,638
Aegon NV 6.38%	330,561	8,816		Qwest Corp 7.00%	77,111		2,096
Aflac Inc	317,367	8,474		Qwest Corp 7.38%	191,571		5,215
Allianz SE	502,177	12,696		Qwest Corp 7.50%	228,800		6,264
American Financial Group Inc/OH 5.75%	52,207	1,381		Telephone & Data Systems Inc 5.88%	103,810		2,663
American Financial Group Inc/OH 6.38%	79,688	2,149		Telephone & Data Systems Inc 6.88%	59,903		1,596
American Financial Group Inc/OH 7.00%	40,276	1,106		Telephone & Data Systems Inc 7.00%	482,968		13,016
Aspen Insurance Holdings Ltd (a),(b),(f)	46,600	1,165					$48,138
Aspen Insurance Holdings Ltd (a),(b),(f)	392,000	9,800		TOTAL PREFERRED STOCKS			$445,499
Aspen Insurance Holdings Ltd 7.25%	183,472	5,005			Principal
Axis Capital Holdings Ltd	228,385	6,335		BONDS- 56.15%	Amount (000's)	Value	(000	's)
Delphi Financial Group Inc 7.38%	286,774	6,981
Hartford Financial Services Group Inc	222,551	6,892		Advertising - 0.36%
ING Groep NV 6.13%	146,000	3,684		Catalina Marketing Corp
				10.50%, PIK 11.25%, 10/01/2015(e),(g)	$5,000		$5,144
ING Groep NV 7.05%	122,664	3,141
PartnerRe Ltd 5.88%	9,762	251		MDC Partners Inc
				6.75%, 04/01/2020(e)	18,000		18,720
PartnerRe Ltd 7.25%	149,783	4,276
Protective Life Corp 6.25%	224,300	5,895		Sitel LLC / Sitel Finance Corp
				11.00%, 08/01/2017(e)	4,520		4,847
Reinsurance Group of America Inc	40,000	1,106
Torchmark Corp	136,402	3,656					$28,711
WR Berkley Corp (a),(f)	414,200	10,355
				Aerospace & Defense - 0.19%
XLIT Ltd	8,000	6,485		AAR Corp
		$109,649		7.25%, 01/15/2022	4,225		4,637
Investment Companies - 0.06%				GenCorp Inc
				7.13%, 03/15/2021(e)	5,000		5,387
Australand Assets Trust	50,200	5,020
				Penerbangan Malaysia Bhd
				5.63%, 03/15/2016	4,340		4,847
Media - 0.02%							$14,871
Comcast Corp	75,628	1,945
				Agriculture - 0.19%
				IOI Investment L Bhd
REITS - 0.85%				4.38%, 06/27/2022	700		732
Boston Properties Inc	11,300	288		Mriya Agro Holding PLC
CommonWealth REIT - Series E	161,508	4,101		9.45%, 04/19/2021(e)	1,386		1,362
DDR Corp	23,422	604		North Atlantic Trading Co
Digital Realty Trust Inc - Series E	80,350	2,181		11.50%, 07/15/2016(e)	5,480		5,761
Digital Realty Trust Inc - Series F	27,108	714		Vector Group Ltd
Digital Realty Trust Inc - Series G	7,500	187		7.75%, 02/15/2021(e)	6,620		7,067
Equity Residential	20,702	1,382					$14,922
Health Care REIT Inc	57,650	1,580
Hospitality Properties Trust 7.00%; Series C	50,951	1,286		Airlines - 0.12%
Kimco Realty Corp 5.50%	125,611	3,223		American Airlines 2011-2 Class A Pass
Kimco Realty Corp 5.63%	55,000	1,418		Through Trust
Kimco Realty Corp 6.00%	64,000	1,714		8.63%, 04/15/2023(b)	4,095		4,330
Kimco Realty Corp 6.90%	204,140	5,528		Delta Air Lines 2011-1 Class B Pass Through
National Retail Properties Inc	81,700	2,219		Trust
Prologis Inc - Series Q	92,034	5,982		7.13%, 04/15/2016	5,000		5,075
PS Business Parks Inc - Series R	167,841	4,480					$9,405

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Apparel - 0.07%				Banks (continued)
Levi Strauss & Co				Credit Agricole SA
6.88%, 05/01/2022	$4,572	$5,104		9.75%, 06/29/2049	$2,198	$2,356
Texhong Textile Group Ltd				Credit Suisse Group Guernsey I Ltd
7.63%, 01/19/2016	300	317		7.88%, 02/24/2041(h)	4,000	4,390
		$5,421		Danske Bank A/S
				5.91%, 12/29/2049(h)	1,670	1,690
Automobile Parts & Equipment - 0.15%				7.13%, 09/21/2037(h)	900	939
Metalsa SA de CV				DBS Bank Ltd
4.90%, 04/24/2023(e)	994	997
				3.63%, 09/21/2022(h)	290	304
Stanadyne Corp				Deutsche Bank Capital Funding Trust I
10.00%, 08/15/2014	6,110	6,072		3.25%, 12/29/2049(e),(h)	4,000	3,300
Stanadyne Holdings Inc				Deutsche Bank Capital Trust V
12.00%, 02/15/2015(h)	6,645	4,643
				4.90%, 12/29/2049(b),(e),(h)	2,000	1,700
		$11,712		Development Bank of Kazakhstan JSC
Banks- 3.88%				5.50%, 12/20/2015	200	214
Abbey National Capital Trust I				Dresdner Funding Trust I
8.96%, 12/31/2049	2,300	2,737		8.15%, 06/30/2031(e)	5,150	5,407
Agfirst Farm Credit Bank				Fifth Third Capital Trust IV
7.30%, 10/29/2049(d),(e)	2,700	2,700		6.50%, 04/15/2067(h)	3,910	3,922
Akbank TAS				First Hawaiian Capital I
3.88%, 10/24/2017(e)	400	415		8.34%, 07/01/2027	2,000	2,043
6.50%, 03/09/2018(e)	615	709		HBOS Capital Funding LP
Alfa Bank OJSC Via Alfa Bond Issuance				6.85%, 03/29/2049	5,000	4,980
PLC				HBOS Capital Funding No2 LP
7.50%, 09/26/2019(e)	665	717		6.07%, 06/29/2049(e),(h)	5,175	4,742
Ally Financial Inc				HSBC USA Capital Trust I
8.00%, 11/01/2031	4,600	6,003		7.81%, 12/15/2026(e)	300	309
BAC Capital Trust XIII				HSBC USA Capital Trust II
4.00%, 12/29/2049(h)	6,500	5,736		8.38%, 05/15/2027(e)	1,980	2,015
Banco Bradesco SA/Cayman Islands				ICICI Bank Ltd/Bahrain
4.10%, 03/23/2015	200	208		5.50%, 03/25/2015	500	531
4.50%, 01/12/2017(e)	200	216		ICICI Bank Ltd/Dubai
Banco de Credito del Peru				4.70%, 02/21/2018	208	221
4.25%, 04/01/2023(e)	887	890		Itau Unibanco Holding SA/Cayman Island
Banco de Credito del Peru/Panama				6.20%, 12/21/2021(e)	500	556
5.38%, 09/16/2020(e)	469	516		JP Morgan Chase & Co
5.38%, 09/16/2020	212	233		7.90%, 04/29/2049(h)	11,600	13,510
Banco do Brasil SA/Cayman				JP Morgan Chase Capital XXI
3.88%, 10/10/2022	699	694		1.25%, 02/02/2037(h)	5,300	4,313
5.38%, 01/15/2021(e)	200	213		JP Morgan Chase Capital XXIII
5.38%, 01/15/2021	200	213		1.29%, 05/15/2077(h)	5,100	4,009
6.25%, 12/29/2049(e),(h)	4,280	4,273		KeyCorp Capital III
Bancolombia SA				7.75%, 07/15/2029	795	933
5.13%, 09/11/2022	1,054	1,077		Lloyds Banking Group PLC
5.95%, 06/03/2021	200	226		5.92%, 09/29/2049(e),(h)	2,675	2,140
Bangkok Bank PCL/Hong Kong				6.27%, 11/29/2049(e),(h)	8,000	6,440
3.88%, 09/27/2022(e)	903	935		6.41%, 09/29/2049(e)	3,400	3,230
Barclays Bank PLC				6.66%, 01/29/2049(e)	9,600	9,144
5.93%, 12/31/2049(e),(h)	4,500	4,574		M&T Bank Corp
6.28%, 12/29/2049	300	299		6.88%, 12/29/2049(e)	20,700	21,515
6.86%, 09/29/2049(e),(h)	8,530	9,010		Malayan Banking Bhd
7.43%, 09/29/2049(e),(h)	4,850	5,287		3.25%, 09/20/2022(h)	900	911
BBVA Banco Continental SA				National Australia Bank Ltd/New York
5.00%, 08/26/2022(e)	325	344		8.00%, 09/29/2049	1,300	1,463
BNP Paribas SA				Natixis
7.20%, 06/29/2049(e)	1,500	1,599		10.00%, 04/29/2049(e),(h)	2,648	2,939
BPCE SA				Oversea-Chinese Banking Corp Ltd
2.22%, 07/29/2049(h)	6,989	4,354		3.15%, 03/11/2023(e),(h)	853	875
12.50%, 08/29/2049(e)	10,423	13,077		PNC Financial Services Group Inc/The
Caixa Economica Federal				6.75%, 07/29/2049(h)	1,500	1,723
3.50%, 11/07/2022(e)	479	468		PNC Preferred Funding Trust I
Citigroup Inc				1.93%, 03/29/2049(e),(h)	1,000	870
5.35%, 05/29/2049(h)	15,500	15,543		Rabobank Capital Funding Trust III
Claudius Ltd for Credit Suisse				5.25%, 12/31/2049(e),(h)	9,800	9,922
7.88%, 06/29/2049	16,960	18,389		Royal Bank of Scotland Group PLC
8.25%, 06/29/2049	1,000	1,042		7.65%, 08/29/2049(h)	3,700	3,885
Cooperatieve Centrale Raiffeisen-				Russian Agricultural Bank OJSC Via RSHB
Boerenleenbank BA/Netherlands				Capital SA
11.00%, 12/29/2049(e),(h)	9,300	12,485		5.30%, 12/27/2017	2,521	2,696

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Banks (continued)				Chemicals (continued)
Russian Agricultural Bank OJSC Via RSHB				Sinochem Group
Capital SA (continued)				5.00%, 11/02/2049(b),(e),(f),(h)		$5,000		$5,012
6.00%, 06/03/2021(e)	$1,300	$1,347		TPC Group Inc
6.00%, 06/03/2021(h)	5,750	5,956		8.75%, 12/15/2020(e)		13,885		14,649
6.30%, 05/15/2017	2,105	2,318		US Coatings Acquisition Inc / Flash Dutch 2
Sberbank of Russia Via SB Capital SA				BV
6.13%, 02/07/2022(e)	500	571		5.75%, 02/01/2021(e)	EUR	6,000		8,415
Societe Generale SA								$42,535
1.03%, 12/29/2049(e),(h)	1,000	770
5.92%, 04/29/2049(e),(h)	6,713	6,545		Coal- 0.74%
8.75%, 10/29/2049	14,770	15,804		Adaro Indonesia PT
Standard Chartered PLC				7.63%, 10/22/2019		$800		873
6.41%, 01/29/2049(e),(h)	5,000	5,140		Berau Capital Resources Pte Ltd
7.01%, 07/29/2049(e)	4,100	4,487		12.50%, 07/08/2015		500		533
Turkiye Garanti Bankasi AS				Berau Coal Energy Tbk PT
5.25%, 09/13/2022(e)	1,150	1,251		7.25%, 03/13/2017		1,000		992
Ukreximbank Via Biz Finance PLC				Foresight Energy LLC / Foresight Energy
8.38%, 04/27/2015	7,236	7,209		Corp
				9.63%, 08/15/2017(e)		29,058		31,528
VTB Bank OJSC Via VTB Capital SA
6.32%, 02/22/2018	3,035	3,342		Indo Energy Finance II BV
				6.38%, 01/24/2023(e)		726		738
Wachovia Capital Trust III
5.57%, 03/29/2049(h)	8,800	8,844		Mongolian Mining Corp
				8.88%, 03/29/2017(e)		578		592
		$308,903		Peabody Energy Corp
Beverages - 0.14%				6.00%, 11/15/2018		2,830		3,056
Ajecorp BV				6.25%, 11/15/2021		2,645		2,820
6.50%, 05/14/2022(e)	900	984		Penn Virginia Resource Partners LP / Penn
Beverages & More Inc				Virginia Resource Finance Corp
9.63%, 10/01/2014(e)	9,930	10,191		8.25%, 04/15/2018		4,722		5,041
		$11,175		Penn Virginia Resource Partners LP / Penn
				Virginia Resource Finance Corp II
Building Materials - 0.18%				8.38%, 06/01/2020		12,030		13,007
Ainsworth Lumber Co Ltd								$59,180
7.50%, 12/15/2017(e)	8,490	9,254
Builders FirstSource Inc				Commercial Services - 1.94%
13.00%, 02/15/2016(e),(h)	1,834	1,843		Alliance Data Systems Corp
Cementos Pacasmayo SAA				5.25%, 12/01/2017(e)		4,000		4,170
4.50%, 02/08/2023(e)	800	790		6.38%, 04/01/2020(e)		3,000		3,240
Cemex Finance LLC				Altegrity Inc
9.38%, 10/12/2022(e)	1,289	1,479		12.00%, 11/01/2015(b),(e)		2,000		1,820
Cemex SAB de CV				10.50%, 11/01/2015(e)		1,425		1,297
9.50%, 06/15/2018(e)	1,000	1,140		Catalent Pharma Solutions Inc
Norbord Inc				7.88%, 10/15/2018(e)		6,400		6,520
6.25%, 06/15/2015(e)	60	63		Cerba European Lab
		$14,569		7.00%, 02/01/2020(e)	EUR	3,000		4,040
				Ceridian Corp
Chemicals - 0.53%				8.88%, 07/15/2019(e)		$6,675		7,835
Braskem America Finance Co				DynCorp International Inc
7.13%, 07/22/2041(e)	200	213
				10.38%, 07/01/2017		2,888		2,852
Braskem Finance Ltd				Emergency Medical Services Corp
7.38%, 10/29/2049(e)	100	106
				8.13%, 06/01/2019		13,079		14,485
EuroChem Mineral & Chemical Co OJSC via				FTI Consulting Inc
EuroChem GI Ltd				6.00%, 11/15/2022(e)		2,000		2,135
5.13%, 12/12/2017(e)	1,550	1,587
				Harland Clarke Holdings Corp
Mexichem SAB de CV				9.75%, 08/01/2018(e)		1,400		1,542
4.88%, 09/19/2022(e)	319	347
				Igloo Holdings Corp
Momentive Performance Materials Inc				8.25%, PIK 9.00%, 12/15/2017(e),(g)		3,500		3,570
8.88%, 10/15/2020	2,000	2,180		Iron Mountain Inc
Nexeo Solutions LLC / Nexeo Solutions				5.75%, 08/15/2024		6,125		6,309
Finance Corp				Jaguar Holding Co I
8.38%, 03/01/2018	2,290	2,261		9.38%, PIK 10.13%, 10/15/2017(e),(g)		3,625		3,897
Orion Engineered Carbons Bondco GmbH				Jaguar Holding Co II / Jaguar Merger Sub
9.63%, 06/15/2018(e)	1,500	1,695
				Inc
Orion Engineered Carbons Finance & Co				9.50%, 12/01/2019(e)		6,345		7,344
SCA				Knowledge Universe Education LLC
9.25%, PIK 10.00%, 08/01/2019(e),(g)	3,500	3,570
				7.75%, 02/01/2015(e)		8,175		8,011
PTT Global Chemical PCL				Laureate Education Inc
4.25%, 09/19/2022(e)	493	525
				9.25%, 09/01/2019(e)		8,670		9,819
Reichhold Industries Inc				Lender Processing Services Inc
9.00%, PIK 11.00%, 05/08/2017(e),(g)	2,500	1,975
				5.75%, 04/15/2023		6,750		7,206

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Commercial Services (continued)				Diversified Financial Services (continued)
Live Nation Entertainment Inc				Bank of New York Mellon SA Institucion de
7.00%, 09/01/2020(e)	$2,000	$2,177		Banca Multiple
Neff Rental LLC / Neff Finance Corp				9.63%, 05/02/2021(e)	$443	$275
9.63%, 05/15/2016(e)	4,000	4,280		BM&FBovespa SA
Prospect Medical Holdings Inc				5.50%, 07/16/2020	400	447
8.38%, 05/01/2019(e)	7,800	8,385		Charles Schwab Corp/The
Rural Metro Corp				7.00%, 02/28/2049(h)	1,700	1,958
10.13%, 07/15/2019(e)	4,035	4,166		CNG Holdings Inc/OH
10.13%, 07/15/2019(e)	5,750	5,865		9.38%, 05/15/2020(e)	1,625	1,609
ServiceMaster Co/TN				Credit Acceptance Corp
7.00%, 08/15/2020(e)	8,485	8,793		9.13%, 02/01/2017	4,100	4,469
7.10%, 03/01/2018	5,000	4,919		General Electric Capital Corp
7.45%, 08/15/2027	2,400	2,109		6.25%, 12/15/2049(h)	2,600	2,874
8.00%, 02/15/2020	3,650	3,928		7.13%, 12/15/2049(h)	24,900	29,149
Speedy Cash Intermediate Holdings Corp				Goldman Sachs Capital I
10.75%, 05/15/2018(e)	2,000	2,150		6.35%, 02/15/2034	22,735	23,929
TransUnion Holding Co Inc				HSBC Finance Capital Trust IX
8.13%, PIK 8.88%, 06/15/2018(e),(g)	2,375	2,553		5.91%, 11/30/2035	1,500	1,522
9.63%, 06/15/2018	8,250	9,054		Icahn Enterprises LP / Icahn Enterprises
		$154,471		Finance Corp
				7.75%, 01/15/2016	5,000	5,206
Computers - 0.30%				8.00%, 01/15/2018	9,275	9,971
Stratus Technologies Bermuda Ltd / Stratus				International Lease Finance Corp
Technologies Inc				5.88%, 04/01/2019	3,400	3,731
12.00%, 03/29/2015	9,231	9,485		Jefferies Finance LLC / JFIN Co-Issuer Corp
Stream Global Services Inc				7.38%, 04/01/2020(e)	8,690	9,038
11.25%, 10/01/2014(e)	3,035	3,141
				Macquarie PMI LLC
11.25%, 10/01/2014	10,553	10,922		8.38%, 12/29/2049	3,350	3,551
		$23,548		MAF Global Securities Ltd
Consumer Products - 0.95%				5.25%, 07/05/2019	838	930
American Achievement Corp				Nationstar Mortgage LLC / Nationstar Capital
10.88%, 04/15/2016(e)	6,995	7,065		Corp
Armored Autogroup Inc				6.50%, 07/01/2021(e)	6,300	6,607
9.25%, 11/01/2018(h)	13,985	13,443		7.88%, 10/01/2020(e)	11,740	13,149
Central Garden and Pet Co				Nuveen Investments Inc
8.25%, 03/01/2018	18,650	19,513		9.13%, 10/15/2017(e)	14,510	15,489
Reynolds Group Issuer Inc / Reynolds Group				Oxford Finance LLC / Oxford Finance Co-
Issuer LLC / Reynolds Group Issuer				Issuer Inc
(Luxembourg) S.A.				7.25%, 01/15/2018(e)	1,475	1,563
5.75%, 10/15/2020	1,300	1,362		Power Sector Assets & Liabilities
6.88%, 02/15/2021(h)	16,000	17,440		Management Corp
9.88%, 08/15/2019	2,850	3,199		7.39%, 12/02/2024(e)	327	446
Spectrum Brands Escrow Corp				Rivers Pittsburgh Borrower LP/Rivers
6.38%, 11/15/2020(e)	8,145	8,898		Pittsburgh Finance Corp
6.63%, 11/15/2022(e)	3,945	4,349		9.50%, 06/15/2019(e)	4,830	5,337
		$75,269		Schahin II Finance Co SPV Ltd
				5.88%, 09/25/2023(e)	294	309
Cosmetics & Personal Care - 0.09%				SquareTwo Financial Corp
Revlon Consumer Products Corp				11.63%, 04/01/2017	4,000	4,150
5.75%, 02/15/2021(e)	6,975	7,184		ZFS Finance USA Trust V
				6.50%, 05/09/2067(e)	8,432	9,022
Distribution & Wholesale - 0.34%						$171,403
American Tire Distributors Inc				Electric - 1.07%
9.75%, 06/01/2017	4,000	4,295		AES Corp/VA
HD Supply Inc				7.38%, 07/01/2021	9,864	11,738
7.50%, 07/15/2020(e)	1,100	1,191
				Centrais Eletricas Brasileiras SA
INTCOMEX Inc				5.75%, 10/27/2021	934	1,019
13.25%, 12/15/2014	8,485	8,570		Dominion Resources Inc/VA
VWR Funding Inc				2.58%, 09/30/2066(h)	6,000	5,637
7.25%, 09/15/2017(e)	12,130	12,918
				7.50%, 06/30/2066	700	778
		$26,974		Electricite de France SA
				5.25%, 12/29/2049(e),(h)	15,190	15,279
Diversified Financial Services - 2.15%
Ageas Hybrid Financing SA				Empresa de Energia de Bogota SA
				6.13%, 11/10/2021(e)	500	556
8.25%, 12/29/2049	7,264	7,358
Air Lease Corp				Energy Future Intermediate Holding Co LLC
5.63%, 04/01/2017	4,000	4,380		/ EFIH Finance Inc
				11.75%, 03/01/2022(e)	20,240	23,175
Aircastle Ltd
6.25%, 12/01/2019	4,425	4,934		11.00%, 10/01/2021	1,410	1,569

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Electric (continued)				Food- 0.69%
Integrys Energy Group Inc				Alicorp SAA
6.11%, 12/01/2066(h)	$6,400	$6,784		3.88%, 03/20/2023(e)		$1,000		$1,003
Korea East-West Power Co Ltd				ARAMARK Corp
2.50%, 07/16/2017(e)	400	409		5.75%, 03/15/2020(e)		3,500		3,666
Korea Hydro & Nuclear Power Co Ltd				BI-LO LLC / BI-LO Finance Corp
3.00%, 09/19/2022(e)	432	431		9.25%, 02/15/2019(e)		4,700		5,147
4.75%, 07/13/2021	486	548		Bumble Bee Holdco SCA
Korea Western Power Co Ltd				9.63%, PIK 10.38%, 03/15/2018(e),(g)		14,220		15,073
3.13%, 05/10/2017(e)	1,191	1,246		Bumble Bee Holdings Inc
Listrindo Capital BV				9.00%, 12/15/2017(e)		3,750		4,153
6.95%, 02/21/2019(e)	400	439		Cencosud SA
Majapahit Holding BV				4.88%, 01/20/2023(e)		1,131		1,171
7.75%, 01/20/2020(e)	1,730	2,158		5.50%, 01/20/2021(e)		1,000		1,085
7.88%, 06/29/2037	1,375	1,833		Corp Azucarera del Peru SA
Mexico Generadora de Energia S de rl				6.38%, 08/02/2022(e)		300		321
5.50%, 12/06/2032(e)	1,200	1,293		Cosan Luxembourg SA
NextEra Energy Capital Holdings Inc				5.00%, 03/14/2023(e)		562		577
7.30%, 09/01/2067(h)	200	226		ESAL GmbH
NTPC Ltd				6.25%, 02/05/2023(e)		1,413		1,405
5.63%, 07/14/2021	1,000	1,129		Grupo Bimbo SAB de CV
Perusahaan Listrik Negara PT				4.50%, 01/25/2022(e)		600		664
5.50%, 11/22/2021(e)	1,400	1,554		Hawk Acquisition Sub Inc
PPL Capital Funding Inc				4.25%, 10/15/2020(e)		1,905		1,929
6.70%, 03/30/2067(h)	3,050	3,241		Minerva Luxembourg SA
SSE PLC				7.75%, 01/31/2023(e)		1,022		1,091
5.63%, 09/29/2049(h)	3,600	3,771		Pinnacle Foods Finance LLC / Pinnacle Foods
		$84,813		Finance Corp
				8.25%, 09/01/2017		1,745		1,893
Electronics - 0.03%				Tonon Bioenergia SA
Kemet Corp				9.25%, 01/24/2020(e)		607		630
10.50%, 05/01/2018	2,200	2,299		US Foods Inc
				8.50%, 06/30/2019(e)		14,185		15,426
Engineering & Construction - 0.17%								$55,234
Alion Science & Technology Corp
12.00%, PIK 2.00%, 11/01/2014(g)	9,273	9,528		Food Service - 0.10%
				Elior Finance & Co SCA
10.25%, 02/01/2015	5,310	2,974		6.50%, 05/01/2020(b),(e)	EUR	6,000		8,208
Odebrecht Finance Ltd
5.13%, 06/26/2022(e)	516	552
Yuksel Insaat AS				Gas- 0.01%
9.50%, 11/10/2015	500	370		Mega Advance Investments Ltd
		$13,424		5.00%, 05/12/2021(e)		$974		1,103
Entertainment - 0.86%
Chukchansi Economic Development				Hand & Machine Tools - 0.32%
Authority				Thermadyne Holdings Corp
9.75%, 05/30/2020(e)	3,796	1,974		9.00%, 12/15/2017		23,300		25,514
Diamond Resorts Corp
12.00%, 08/15/2018	11,930	13,377		Healthcare - Products - 0.28%
Graton Economic Development Authority				Alere Inc
9.63%, 09/01/2019(e)	4,000	4,540
				7.25%, 07/01/2018(e)		4,100		4,418
Greektown Superholdings Inc				8.63%, 10/01/2018		4,750		5,094
13.00%, 07/01/2015	1,575	1,691		Kinetic Concepts Inc / KCI USA Inc
Lions Gate Entertainment Inc				10.50%, 11/01/2018		5,825		6,539
10.25%, 11/01/2016(e)	11,495	12,515
				Physio-Control International Inc
Snoqualmie Entertainment Authority				9.88%, 01/15/2019(e)		5,770		6,592
4.22%, 02/01/2014(e),(h)	7,805	7,668
9.13%, 02/01/2015(e)	4,315	4,272						$22,643
WMG Acquisition Corp				Healthcare - Services - 1.13%
6.00%, 01/15/2021(e)	3,970	4,248		Apria Healthcare Group Inc
11.50%, 10/01/2018	15,565	18,522		12.38%, 11/01/2014		24,112		24,866
		$68,807		11.25%, 11/01/2014		6,040		6,213
				HCA Inc
Environmental Control - 0.10%				4.75%, 05/01/2023		2,000		2,085
Clean Harbors Inc				7.50%, 02/15/2022		13,350		15,953
5.13%, 06/01/2021(e)	2,875	3,011
				MedImpact Holdings Inc
EnergySolutions Inc / EnergySolutions LLC				10.50%, 02/01/2018(e)		2,300		2,564
10.75%, 08/15/2018	4,250	4,601		Medi-Partenaires SAS
		$7,612		7.00%, 05/15/2020(b)	EUR	3,625		4,774
				OnCure Holdings Inc
				11.75%, 05/15/2017		$9,200		4,508

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Healthcare - Services (continued)					Insurance (continued)
Physiotherapy Associates Holdings Inc					Great-West Life & Annuity Insurance Capital
11.88%, 05/01/2019(e)		$3,050	$2,654		LP
Radiation Therapy Services Inc					6.63%, 11/15/2034(e)	$2,400	$2,610
8.88%, 01/15/2017		9,920	9,461		Hub International Ltd
ResCare Inc					8.13%, 10/15/2018(e)	2,000	2,152
10.75%, 01/15/2019		3,030	3,424		ING Capital Funding Trust III
Symbion Inc/DE					3.88%, 12/31/2049(h)	6,520	6,324
8.00%, 06/15/2016		3,610	3,827		ING Groep NV
11.00%, 08/23/2015		3,420	3,437		5.78%, 12/29/2049	8,500	8,245
United Surgical Partners International Inc					Ironshore Holdings US Inc
9.00%, 04/01/2020		5,440	6,147		8.50%, 05/15/2020(e)	7,170	8,281
			$89,913		Lancashire Holdings Ltd
					5.70%, 10/01/2022(b),(e)	6,400	6,400
Holding Companies - Diversified - 0.82%					Liberty Mutual Group Inc
Alphabet Holding Co Inc					7.00%, 03/15/2037(e),(h)	4,600	4,750
7.75%, 11/01/2017(e)		4,000	4,180
					7.80%, 03/07/2087(e)	13,691	16,087
Andrade Gutierrez International SA					Lincoln National Corp
4.00%, 04/30/2018(e)		869	871
					6.05%, 04/20/2067(h)	5,684	5,755
Dubai Holding Commercial Operations MTN					7.00%, 05/17/2066(h)	4,700	4,829
Ltd					MetLife Capital Trust IV
6.00%, 02/01/2017	GBP	1,550	2,459		7.88%, 12/15/2067(e)	1,820	2,284
Harbinger Group Inc					MetLife Capital Trust X
7.88%, 07/15/2019(e)		$39,605	42,378
					9.25%, 04/08/2068(e)	7,200	10,080
Hutchison Whampoa International 09 Ltd					MetLife Inc
7.63%, 04/09/2019(e)		127	163
					6.40%, 12/15/2066(h)	1,500	1,675
Hutchison Whampoa International 10 Ltd					Mitsui Sumitomo Insurance Co Ltd
6.00%, 12/29/2049(h)		1,200	1,305
					7.00%, 03/15/2072(e)	5,625	6,582
Hutchison Whampoa International 12 Ltd					Nationwide Financial Services Inc
6.00%, 05/29/2049(e),(h)		2,500	2,688
					6.75%, 05/15/2067	15,980	17,039
KOC Holding AS					Oil Insurance Ltd
3.50%, 04/24/2020(e)		600	596
					3.27%, 12/29/2049(e),(h)	8,200	7,439
Sinochem Overseas Capital Co Ltd					Onex USI Acquisition Corp
4.50%, 11/12/2020		2,116	2,335		7.75%, 01/15/2021(e)	5,900	6,077
4.50%, 11/12/2020(e)		6,494	7,134
					Provident Financing Trust I
6.30%, 11/12/2040		950	1,141		7.41%, 03/15/2038	2,500	2,741
Votorantim Cimentos SA					Prudential Financial Inc
7.25%, 04/05/2041(e)		300	341
					5.63%, 06/15/2043(h)	29,500	30,975
			$65,591		5.88%, 09/15/2042(h)	2,050	2,215
Housewares - 0.11%					8.88%, 06/15/2068(h)	1,805	2,246
American Standard Americas					Prudential PLC
10.75%, 01/15/2016(e)		8,535	8,972		6.50%, 06/29/2049	7,500	7,541
					7.75%, 12/29/2049	12,800	13,952
					11.75%, 12/29/2049(h)	6,000	6,858
Insurance - 4.37%					QBE Capital Funding II LP
ACE Capital Trust II					6.80%, 06/29/2049(e),(h)	19,155	19,005
9.70%, 04/01/2030		2,500	3,671		QBE Capital Funding III Ltd
Aegon NV					7.25%, 05/24/2041(e),(h)	7,100	7,535
2.05%, 07/29/2049(h)		4,600	2,967
					QBE Insurance Group Ltd
Allstate Corp/The					5.65%, 07/01/2023(e),(h)	1,300	1,299
6.13%, 05/15/2037(h)		1,970	2,113
					Reinsurance Group of America Inc
American General Institutional Capital A					6.75%, 12/15/2065(h)	9,600	9,768
7.57%, 12/01/2045(e)		2,600	3,269
					Sirius International Group Ltd
A-S Co-Issuer Subsidiary Inc / A-S Merger					7.51%, 05/29/2049(e),(h)	2,900	3,070
Sub LLC					Sompo Japan Insurance Inc
7.88%, 12/15/2020(e)		4,000	4,225		5.33%, 03/28/2073(e),(h)	14,000	14,543
AXA SA					StanCorp Financial Group Inc
6.38%, 12/29/2049(e),(h)		8,900	8,922
					5.00%, 08/15/2022	1,625	1,721
8.60%, 12/15/2030		4,600	5,930		Swiss Re Capital I LP
Catlin Insurance Co Ltd					6.85%, 05/29/2049(e),(h)	12,500	13,375
7.25%, 07/29/2049(e)		20,235	20,867
					Wilton Re Finance LLC
Chubb Corp/The					5.88%, 03/30/2033(b),(e),(h)	8,450	8,450
6.38%, 03/29/2067(h)		1,600	1,780
					XL Group PLC
Dai-ichi Life Insurance Co Ltd/The					6.50%, 12/31/2049(h)	2,095	2,058
7.25%, 12/31/2049(e)		4,600	5,373
					ZFS Finance USA Trust II
Everest Reinsurance Holdings Inc					6.45%, 12/15/2065(e),(h)	8,900	9,612
6.60%, 05/15/2037(h)		6,395	6,579
							$347,699
Fidelity & Guaranty Life Holdings Inc
6.38%, 04/01/2021(e)		8,125	8,430		Internet - 1.20%
					Ancestry.com Inc
					11.00%, 12/15/2020(e)	15,500	17,476

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Internet (continued)					Leisure Products & Services (continued)
Cerved Technologies SpA					Good Sam Enterprises LLC
6.38%, 01/15/2020(e)	EUR	3,000	$4,010		11.50%, 12/01/2016	$5,000		$5,344
Equinix Inc					Sabre Holdings Corp
4.88%, 04/01/2020		$5,150	5,382		8.35%, 03/15/2016(h)	12,050		13,360
5.38%, 04/01/2023		3,180	3,331		Sabre Inc
7.00%, 07/15/2021		2,000	2,265		8.50%, 05/15/2019(e)	14,270		15,875
Expedia Inc					Travelport LLC
5.95%, 08/15/2020		8,300	9,299		6.31%, 12/01/2016(b),(e),(h)	931		861
GXS Worldwide Inc					11.88%, 09/01/2016	665		582
9.75%, 06/15/2015		23,458	24,220		Travelport LLC / Travelport Holdings Inc
IAC/InterActiveCorp					13.88%, PIK 2.50%, 03/01/2016(e),(g)	2,556		2,569
4.75%, 12/15/2022(e)		9,390	9,437					$41,524
Mood Media Corp
9.25%, 10/15/2020(e)		2,000	1,990		Lodging - 0.48%
Tencent Holdings Ltd					Caesars Entertainment Operating Co Inc
3.38%, 03/05/2018(e)		1,420	1,480		8.50%, 02/15/2020	6,500		6,272
					9.00%, 02/15/2020(e)	4,150		4,088
4.63%, 12/12/2016(e)		400	437
Zayo Group LLC / Zayo Capital Inc					12.75%, 04/15/2018	1,000		710
10.13%, 07/01/2020		13,370	15,811		11.25%, 06/01/2017	15,000		15,862
			$95,138		MCE Finance Ltd
					5.00%, 02/15/2021(e)	847		859
Investment Companies - 0.03%					MTR Gaming Group Inc
Grupo Aval Ltd					11.50%, PIK 1.00%, 08/01/2019(g)	4,800		5,064
4.75%, 09/26/2022(e)		731	737		Wynn Las Vegas LLC / Wynn Las Vegas
5.25%, 02/01/2017(e)		400	430		Capital Corp
Gruposura Finance					7.75%, 08/15/2020	4,600		5,267
5.70%, 05/18/2021 (e)		1,096	1,217					$38,122
			$2,384		Machinery - Diversified - 0.12%
Iron & Steel - 0.66%					Cleaver-Brooks Inc
APERAM					8.75%, 12/15/2019(e)	1,720		1,896
7.38%, 04/01/2016(e)		6,845	6,913		SPL Logistics Escrow LLC / SPL Logistics
7.75%, 04/01/2018(e)		9,310	9,147		Finance Corp
ArcelorMittal					8.88%, 08/01/2020(e)	3,369		3,554
10.35%, 06/01/2019(h)		7,125	9,050		Tempel Steel Co
Evraz Group SA					12.00%, 08/15/2016(e)	4,075		3,902
6.75%, 04/27/2018(e)		900	915					$9,352
Ferrexpo Finance PLC
7.88%, 04/07/2016(e)		1,200	1,191		Media- 1.01%
Gerdau Holdings Inc					Baker & Taylor Acquisitions Corp
					15.00%, 04/01/2017(e)	5,085		3,890
7.00%, 01/20/2020		500	574
Metalloinvest Finance Ltd					CCO Holdings LLC / CCO Holdings Capital
5.63%, 04/17/2020(e)		900	899		Corp
					5.75%, 09/01/2023(e)	2,400		2,490
6.50%, 07/21/2016(e)		550	581
Metinvest BV					Clear Channel Worldwide Holdings Inc
					6.50%, 11/15/2022(e)	2,000		2,145
8.75%, 02/14/2018(e)		1,200	1,224
OJSC Novolipetsk Steel via Steel Funding					7.63%, 03/15/2020	3,090		3,329
Ltd					7.63%, 03/15/2020	4,350		4,644
4.45%, 02/19/2018(e)		1,300	1,310		Crown Media Holdings Inc
Optima Specialty Steel					10.50%, 07/15/2019	3,000		3,397
16.00%, 12/30/2016(b),(d)		5,200	5,200		DCP LLC/DCP Corp
					10.75%, 08/15/2015(e)	7,960		8,458
Ryerson Inc / Joseph T Ryerson & Son Inc
9.00%, 10/15/2017(e)		5,820	6,344		DISH DBS Corp
					4.25%, 04/01/2018(e)	11,825		11,618
Samarco Mineracao SA					5.13%, 05/01/2020(e)	4,925		4,876
4.13%, 11/01/2022(e)		1,608	1,578
Severstal OAO Via Steel Capital SA					5.88%, 07/15/2022	2,482		2,532
5.90%, 10/17/2022(e)		500	496		Globo Comunicacao e Participacoes SA
					6.25%, 07/29/2049(h)	200		213
6.70%, 10/25/2017		323	348
Standard Steel LLC/Standard Steel Finance					Grupo Televisa SAB
Corp					6.00%, 05/15/2018	700		823
12.00%, 05/01/2015(e)		5,495	5,880		6.63%, 03/18/2025	575		749
Vale Overseas Ltd					NET Servicos de Comunicacao SA
4.63%, 09/15/2020		500	543		7.50%, 01/27/2020	500		562
5.63%, 09/15/2019		200	230		Sirius XM Radio Inc
					5.25%, 08/15/2022(e)	2,000		2,065
6.25%, 01/11/2016		250	282
			$52,705		Truven Health Analytics Inc
					10.63%, 06/01/2020(e)	5,460		6,280
Leisure Products & Services - 0.52%					Unitymedia Hessen GmbH & Co KG /
Carlson Wagonlit BV					Unitymedia NRW GmbH
6.88%, 06/15/2019(e)		600	636		5.50%, 01/15/2023(e)	8,935		9,248
7.50%, 06/15/2019(e)	EUR	1,600	2,297

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Media (continued)					Mortgage Backed Securities - 9.47%
Unitymedia KabelBW GmbH					Banc of America Commercial Mortgage Trust
9.63%, 12/01/2019(e)	EUR	2,000	$2,969		2007-2
Univision Communications Inc					5.81%, 04/10/2049(h)	$6,395	$7,400
6.88%, 05/15/2019(e)		$9,000	9,833		Banc of America Commercial Mortgage Trust
			$80,121		2007-3
					5.80%, 06/10/2049(h)	12,500	12,451
Metal Fabrication & Hardware - 0.17%					Banc of America Merrill Lynch Commercial
AM Castle & Co					Mortgage Inc
12.75%, 12/15/2016		1,965	2,324		4.99%, 07/10/2042	1,030	1,056
Shale-Inland Holdings LLC / Shale-Inland					5.36%, 11/10/2042(h)	3,044	3,034
Finance Corp					BB-UBS Trust
8.75%, 11/15/2019(e)		10,920	11,548
					2.89%, 06/05/2030(e),(h)	6,207	6,338
			$13,872		BCAP LLC Trust
Mining - 1.27%					6.07%, 02/13/2051(b),(e)	22,145	24,747
Aleris International Inc					CD 2006-CD2 Mortgage Trust
7.88%, 11/01/2020		6,000	6,495		5.53%, 01/15/2046(h)	5,194	5,691
ALROSA Finance SA					5.57%, 01/15/2046(h)	5,025	4,790
7.75%, 11/03/2020(e)		500	581		CD 2006-CD3 Mortgage Trust
Century Aluminum Co					5.69%, 10/15/2048(h)	6,500	6,204
8.00%, 05/15/2014		16,120	16,160		CD 2007-CD4 Commercial Mortgage Trust
Cia Minera Milpo SAA					5.40%, 12/11/2049	9,000	6,061
4.63%, 03/28/2023(e)		400	406		CD 2007-CD5 Mortgage Trust
Corp Nacional del Cobre de Chile					0.31%, 11/15/2044(e),(h)	53,144	168
3.00%, 07/17/2022(e)		3,553	3,572		CFCRE Commercial Mortgage Trust 2011-
3.88%, 11/03/2021		3,232	3,484		C1
4.25%, 07/17/2042(e)		3,805	3,698		5.41%, 04/15/2044(e),(h)	5,550	6,423
5.63%, 09/21/2035(e)		2,185	2,553		CFCRE Commercial Mortgage Trust 2011-
6.15%, 10/24/2036		5,862	7,306		C2
Eldorado Gold Corp					5.74%, 12/15/2047(e),(h)	4,000	4,200
6.13%, 12/15/2020(e)		6,250	6,375		Citigroup Commercial Mortgage Trust 2007-
FMG Resources August 2006 Pty Ltd					6
8.25%, 11/01/2019(e)		3,500	3,850		5.88%, 12/10/2049(h)	18,000	16,213
Gold Fields Orogen Holding BVI Ltd					Citigroup Commercial Mortgage Trust 2012-
4.88%, 10/07/2020(e)		1,640	1,578		GC8
4.88%, 10/07/2020		1,400	1,343		5.00%, 09/10/2045(e),(h)	1,875	1,587
Hecla Mining Co					COMM 2004-LNB3 Mortgage Trust
6.88%, 05/01/2021(e)		3,790	3,762		5.52%, 07/10/2037(h)	1,500	1,517
Horsehead Holding Corp					COMM 2012-CCRE1 Mortgage Trust
10.50%, 06/01/2017(e)		3,850	4,168		2.46%, 05/15/2045(e)	1,243	862
IAMGOLD Corp					5.55%, 05/15/2045(e),(h)	3,139	3,300
6.75%, 10/01/2020(e)		3,195	3,019		5.55%, 05/15/2045(h)	4,000	4,614
Kazatomprom Natsionalnaya Atomnaya					COMM 2012-LC4 Mortgage Trust
Kompaniya AO					2.69%, 12/10/2044(e),(h)	21,683	3,397
6.25%, 05/20/2015		550	587		COMM 2013-CCRE6 Mortgage Trust
KGHM International Ltd					1.71%, 03/10/2046(h)	90,269	8,109
7.75%, 06/15/2019(e)		6,950	7,280		3.10%, 03/10/2046(h)	11,000	11,455
Midwest Vanadium Pty Ltd					4.32%, 03/10/2046(e),(h)	6,400	6,044
11.50%, 02/15/2018(e)		9,180	5,967		COMM 2013-LC6 Mortgage Trust
Mirabela Nickel Ltd					4.43%, 01/10/2046(e),(h)	13,600	13,009
8.75%, 04/15/2018(e)		10,890	9,256		Commercial Mortgage Pass Through
Nord Gold NV					Certificates
6.38%, 05/07/2018(b),(e),(f)		800	800		3.57%, 12/10/2045(b),(e),(h)	13,146	13,368
Novelis Inc/GA					4.36%, 03/10/2046(e),(h)	2,500	2,354
8.75%, 12/15/2020		1,432	1,625		4.48%, 12/10/2045(e),(h)	3,000	3,053
Southern Copper Corp					Commercial Mortgage Pass-Through
6.75%, 04/16/2040		1,100	1,275		Certificates Series 2006-C1
Thompson Creek Metals Co Inc					5.58%, 02/15/2039(h)	4,755	5,189
12.50%, 05/01/2019		4,700	4,465		5.58%, 02/15/2039(h)	10,045	10,519
Vedanta Resources PLC					5.58%, 02/15/2039(h)	3,790	3,844
6.75%, 06/07/2016		500	523		5.58%, 02/15/2039(h)	5,200	4,622
Volcan Cia Minera SAA					Commercial Mortgage Pass-Through
5.38%, 02/02/2022(e)		1,000	1,080		Certificates Series 2006-C4
					5.54%, 09/15/2039(h)	14,489	12,472
			$101,208
					Commercial Mortgage Pass-Through
Miscellaneous Manufacturing - 0.04%					Certificates Series 2007-C1
GE Capital Trust I					5.42%, 02/15/2040	15,000	14,298
6.38%, 11/15/2067		3,299	3,509		5.46%, 02/15/2040	13,500	5,011

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Commercial Mortgage Pass-Through				JP Morgan Chase Commercial Mortgage
Certificates Series 2007-C5				Securities Trust 2006-LDP6
0.13%, 09/15/2040(e),(h)	$62,128	$420		5.69%, 04/15/2043(h)	$5,599	$5,029
Commercial Mortgage Trust 2007-GG11				JP Morgan Chase Commercial Mortgage
5.87%, 12/10/2049(h)	2,000	2,295		Securities Trust 2006-LDP7
Commercial Mortgage Trust 2007-GG9				6.06%, 04/15/2045(h)	10,000	10,355
5.48%, 03/10/2039	6,240	7,025		6.06%, 04/15/2045(h)	6,000	4,890
5.53%, 03/10/2039	4,000	1,222		JP Morgan Chase Commercial Mortgage
Credit Suisse First Boston Mortgage				Securities Trust 2006-LDP8
Securities Corp				5.48%, 05/15/2045	7,000	7,577
1.13%, 01/15/2037(e),(h)	41,754	238		5.52%, 05/15/2045(h)	8,628	8,435
4.82%, 10/15/2039	1,500	1,553		JP Morgan Chase Commercial Mortgage
4.96%, 01/15/2037(e)	2,500	2,558		Securities Trust 2006-LDP9
5.10%, 08/15/2038	7,324	7,933		5.34%, 05/15/2047	1,000	1,030
5.10%, 08/15/2038	1,500	1,579		JP Morgan Chase Commercial Mortgage
5.23%, 12/15/2040	5,443	5,867		Securities Trust 2007-C1
5.23%, 12/15/2040	6,250	6,022		6.14%, 02/15/2051(h)	9,655	10,882
CSMC Series 2009-RR1				JP Morgan Chase Commercial Mortgage
5.38%, 02/15/2040(e)	400	440		Securities Trust 2007-CIBC20
DBUBS 2011-LC1 Mortgage Trust				6.38%, 02/12/2051(e),(h)	5,755	5,571
0.32%, 11/10/2046(e),(h)	136,884	2,733		JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC2 Mortgage Trust				Securities Trust 2009-IWST
1.61%, 07/10/2044(e),(h)	18,666	1,250		5.63%, 12/05/2027(e)	4,750	5,731
Del Coronado Trust				JP Morgan Chase Commercial Mortgage
5.20%, 03/15/2018(b),(e),(h)	3,000	3,011		Securities Trust 2010-CNTR
FHLMC Multifamily Structured Pass				2.25%, 08/05/2032(e),(h)	12,549	1,346
Through Certificates				JP Morgan Chase Commercial Mortgage
1.39%, 11/25/2019(h)	60,000	4,488		Securities Trust 2011-C3
1.67%, 08/25/2020(h)	32,022	2,579		4.41%, 02/15/2046(e)	6,015	5,564
1.67%, 08/25/2040(h)	41,070	3,557		JP Morgan Chase Commercial Mortgage
1.76%, 04/25/2045(h)	35,322	3,017		Securities Trust 2012-C6
1.86%, 04/25/2017(h)	103,228	5,757		2.97%, 05/15/2045(e)	2,500	1,785
1.88%, 08/25/2016(h)	32,191	1,369		JPMorgan Chase Commercial Mortgage
1.97%, 11/25/2039(h)	28,598	2,579		Securities Corp Series 2005-LDP4
2.07%, 09/25/2039(h)	32,000	2,984		5.13%, 10/15/2042	7,500	6,675
2.17%, 10/25/2025(h)	47,224	4,557		LB-UBS Commercial Mortgage Trust 2003-
2.29%, 12/25/2039(h)	15,514	2,358		C8
2.37%, 01/25/2041(h)	15,805	2,280		0.69%, 09/15/2037(e),(h)	28,411	45
2.57%, 09/25/2022(h)	5,000	5,153		LB-UBS Commercial Mortgage Trust 2004-
2.61%, 07/25/2039(h)	89,000	9,997		C1
2.66%, 11/25/2041(h)	25,000	4,395		5.00%, 01/15/2036	1,000	949
2.66%, 12/25/2043(h)	18,309	2,953		LB-UBS Commercial Mortgage Trust 2005-
2.88%, 01/25/2043(h)	8,000	1,417		C3
2.89%, 08/25/2039(h)	8,877	1,651		4.84%, 07/15/2040	5,500	5,846
3.33%, 02/25/2042(h)	21,495	4,512		4.95%, 07/15/2040(h)	5,000	4,987
3.61%, 06/25/2046(h)	4,400	1,008		LB-UBS Commercial Mortgage Trust 2006-
4.60%, 11/25/2044	1,800	516		C6
GE Capital Commercial Mortgage Corp				5.47%, 09/15/2039(h)	8,500	8,502
4.87%, 06/10/2048(h)	3,742	3,775		LB-UBS Commercial Mortgage Trust 2006-
GE Capital Commercial Mortgage Corp				C7
Series 2007-C1 Trust				5.41%, 11/15/2038	4,000	3,223
5.61%, 12/10/2049(h)	12,000	12,367		LB-UBS Commercial Mortgage Trust 2007-
GS Mortgage Securities Trust 2006-GG6				C1
5.83%, 04/10/2038(h)	22,862	23,269		5.48%, 02/15/2040	24,520	24,685
GS Mortgage Securities Trust 2011-GC5				LB-UBS Commercial Mortgage Trust 2007-
1.91%, 08/10/2044(e),(h)	31,740	2,668		C6
GS Mortgage Securities Trust 2012-GC6				6.11%, 07/15/2040	6,227	7,227
2.38%, 01/10/2045(e),(h)	36,895	5,044		LB-UBS Commercial Mortgage Trust 2007-
JP Morgan Chase Commercial Mortgage				C7
Securities Corp Series 2005-CIBC12				6.48%, 09/15/2045(h)	10,500	10,136
4.99%, 09/12/2037	200	214		Merrill Lynch Mortgage Trust 2005-CKI1
JP Morgan Chase Commercial Mortgage				5.45%, 11/12/2037(h)	3,000	2,963
Securities Corp Series 2005-LDP5				Merrill Lynch Mortgage Trust 2005-LC1
5.49%, 12/15/2044(h)	3,565	3,887		5.55%, 01/12/2044(h)	2,300	2,533
JP Morgan Chase Commercial Mortgage				Merrill Lynch Mortgage Trust 2006-C2
Securities Trust 2006-CIBC17				5.78%, 08/12/2043	2,500	2,811
5.46%, 12/12/2043	4,000	4,231		5.80%, 08/12/2043(h)	15,000	14,775
5.49%, 12/12/2043	15,935	9,234

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
ML-CFC Commercial Mortgage Trust 2006-				Wachovia Commercial Mortgage Securities
3				Inc Commercial Mortgage Pass Through
5.48%, 07/12/2046(h)	$2,000	$1,901		Certificates Series 2003 C5
ML-CFC Commercial Mortgage Trust 2006-				1.62%, 06/15/2035(e),(h)		$8,129	$43
4				Wells Fargo Commercial Mortgage Trust
5.24%, 12/12/2049(h)	15,100	14,637		0.67%, 11/15/2043(e),(h)		13,678	543
ML-CFC Commercial Mortgage Trust 2007-							$753,875
5
5.42%, 08/12/2048	345	380		Municipals - 0.02%
ML-CFC Commercial Mortgage Trust 2007-				Bogota Distrito Capital
6				9.75%, 07/26/2028	COP	1,900,000	1,579
5.53%, 03/12/2051	13,850	14,827
ML-CFC Commercial Mortgage Trust 2007-				Office & Business Equipment - 0.08%
9				CDW LLC / CDW Finance Corp
0.63%, 09/12/2049(h)	19,103	177		8.00%, 12/15/2018(h)		$6,000	6,728
Morgan Stanley Bank of America Merrill
Lynch Trust
0.00%, 04/15/2023(a),(b),(e),(f),(h)	6,500	6,055		Oil & Gas - 3.37%
Morgan Stanley Bank of America Merrill				Afren PLC
				10.25%, 04/08/2019(e)		500	596
Lynch Trust 2012-C6
2.34%, 11/15/2045(e),(h)	38,161	4,812		Atlas Energy Holdings Operating Co LLC /
4.50%, 11/15/2045(e)	1,961	1,599		Atlas Resource Finance Corp
				7.75%, 01/15/2021(e)		1,725	1,690
Morgan Stanley Bank of America Merrill
Lynch Trust 2012-CKSI				Bill Barrett Corp
3.28%, 10/15/2022(e)	5,000	5,084		7.00%, 10/15/2022		14,700	15,802
Morgan Stanley Bank of America Merrill				7.63%, 10/01/2019		5,975	6,513
Lynch Trust 2013-C8				BreitBurn Energy Partners LP / BreitBurn
1.67%, 12/15/2048(h)	67,866	5,759		Finance Corp
4.31%, 12/15/2048(e),(h)	5,000	4,688		7.88%, 04/15/2022		19,771	21,748
Morgan Stanley Capital I Trust 2003-IQ6				Carrizo Oil & Gas Inc
5.28%, 12/15/2041(e),(h)	1,750	1,807		7.50%, 09/15/2020		1,975	2,143
Morgan Stanley Capital I Trust 2006-HQ10				Chesapeake Energy Corp
5.39%, 11/12/2041(h)	16,450	15,724		5.75%, 03/15/2023		3,900	4,232
Morgan Stanley Capital I Trust 2007-HQ12				CNPC General Capital Ltd
				1.95%, 04/16/2018(e)		359	360
5.76%, 04/12/2049(h)	556	567
Morgan Stanley Capital I Trust 2011-C3				CrownRock LP / CrownRock Finance Inc
				7.13%, 04/15/2021(e)		2,100	2,131
1.52%, 07/15/2049(e),(h)	44,316	2,462
RBSCF Trust 2009-RR1				EP Energy LLC / EP Energy Finance Inc
5.95%, 09/17/2039(e),(h)	150	158		9.38%, 05/01/2020		2,225	2,592
UBS Commercial Mortgage Trust 2012-C1				Gazprom Neft OAO Via GPN Capital SA
				4.38%, 09/19/2022(e)		500	501
2.54%, 05/10/2045(e),(h)	21,747	3,274
UBS-Barclays Commercial Mortgage Trust				Gazprom OAO Via Gaz Capital SA
				3.85%, 02/06/2020(e)		1,000	1,012
2.05%, 12/10/2045(e),(h)	65,070	8,394
				4.95%, 07/19/2022(e)		676	711
3.24%, 04/10/2046(b),(h)	5,000	5,150
				4.95%, 02/06/2028(e)		3,217	3,214
3.32%, 12/10/2045(e),(h)	5,600	5,781
4.36%, 04/10/2046(b),(e),(h)	5,500	4,980		9.25%, 04/23/2019		4,110	5,353
4.65%, 12/10/2045(e),(h)	2,500	1,963		GeoPark Latin America Ltd Agencia en
4.65%, 12/10/2045(e),(h)	2,900	2,794		Chile
				7.50%, 02/11/2020(e)		500	516
UBS-Barclays Commercial Mortgage Trust
2012-C2				KazMunaiGaz Finance Sub BV
1.97%, 05/10/2063(e),(h)	34,452	3,587		6.38%, 04/09/2021		3,454	4,050
UBS-Barclays Commercial Mortgage Trust				7.00%, 05/05/2020		7,077	8,528
2012-C3				9.13%, 07/02/2018		2,503	3,198
2.36%, 08/10/2049(e),(h)	34,799	4,903		11.75%, 01/23/2015		3,540	4,098
5.00%, 08/10/2049(e),(h)	6,109	4,953		KazMunayGas National Co JSC
				4.40%, 04/30/2023(e)		777	785
UBS-Barclays Commercial Mortgage Trust				5.75%, 04/30/2043(e)		1,780	1,809
2013-C5				6.38%, 04/09/2021(e)		3,053	3,580
4.23%, 03/10/2046(e),(h)	4,000	3,739
				7.00%, 05/05/2020(e)		2,110	2,543
Wachovia Bank Commercial Mortgage Trust				9.13%, 07/02/2018(e)		1,685	2,153
Series 2006-C26
6.20%, 06/15/2045(h)	5,000	5,215		Legacy Reserves LP / Legacy Reserves
Wachovia Bank Commercial Mortgage Trust				Finance Corp
				8.00%, 12/01/2020(e)		6,750	6,986
Series 2006-C29
5.34%, 11/15/2048	3,348	3,804		Magnum Hunter Resources Corp
				9.75%, 05/15/2020(e)		2,735	2,817
5.37%, 11/15/2048	20,896	19,653		9.75%, 05/15/2020(e)		3,250	3,347
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30				Memorial Production Partners LP / Memorial
5.38%, 12/15/2043(h)	8,200	9,122		Production Finance Corp
				7.63%, 05/01/2021(e)		7,000	7,140
5.41%, 12/15/2043(h)	12,500	12,426

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Oil & Gas (continued)
Midstates Petroleum Co Inc / Midstates				State Oil Co of the Azerbaijan Republic
Petroleum Co LLC				5.45%, 02/09/2017	$1,818		$1,950
10.75%, 10/01/2020(e)	$4,500	$4,950		Stone Energy Corp
MIE Holdings Corp				8.63%, 02/01/2017	1,500		1,616
9.75%, 05/12/2016(e)	500	542		W&T Offshore Inc
Milagro Oil & Gas Inc				8.50%, 06/15/2019	6,110		6,660
10.50%, 05/15/2016	5,765	4,497		Zhaikmunai LP
National JSC Naftogaz of Ukraine				7.13%, 11/13/2019(e)	2,150		2,327
9.50%, 09/30/2014	800	830					$267,801
Novatek OAO via Novatek Finance Ltd
6.60%, 02/03/2021(e)	940	1,094		Oil & Gas Services - 0.61%
Odebrecht Drilling Norbe VIII/IX Ltd				American Petroleum Tankers Parent LLC /
6.35%, 06/30/2021	475	527		AP Tankers Co
OGX Austria GmbH				10.25%, 05/01/2015	2,000		2,051
8.50%, 06/01/2018(e)	650	408		Cie Generale de Geophysique - Veritas
Pacific Rubiales Energy Corp				6.50%, 06/01/2021	2,225		2,359
5.13%, 03/28/2023(e)	1,100	1,133		EDC Finance Ltd
				4.88%, 04/17/2021(e)	1,049		1,058
Pertamina Persero PT
5.25%, 05/23/2021	1,000	1,091		Exterran Holdings Inc
6.50%, 05/27/2041	320	362		7.25%, 12/01/2018	20,075		21,656
Petrobras International Finance Co - Pifco				Exterran Partners LP / EXLP Finance Corp
				6.00%, 04/01/2021(e)	1,975		2,015
5.38%, 01/27/2021	200	221
5.75%, 01/20/2020	200	226		FTS International Services LLC / FTS
6.88%, 01/20/2040	200	239		International Bonds Inc
				8.12%, 11/15/2018(e),(h)	1,249		1,336
7.88%, 03/15/2019	200	249
Petroleos de Venezuela SA				Petroleum Geo-Services ASA
				7.38%, 12/15/2018(e)	2,225		2,475
4.90%, 10/28/2014	33,095	31,903
5.00%, 10/28/2015	5,976	5,512		SESI LLC
5.25%, 04/12/2017	15,141	13,135		7.13%, 12/15/2021	12,340		14,037
8.50%, 11/02/2017	5,903	5,696		Stallion Oilfield Holdings Ltd
Petroleos Mexicanos				10.50%, 02/15/2015	1,110		1,171
5.50%, 01/21/2021	4,950	5,804					$48,158
6.50%, 06/02/2041	700	870		Packaging & Containers - 0.05%
Petroliam Nasional Bhd				Pretium Packaging LLC / Pretium Finance
7.63%, 10/15/2026	2,512	3,646		Inc
Petronas Capital Ltd				11.50%, 04/01/2016	3,350		3,635
7.88%, 05/22/2022	4,493	6,335
Plains Exploration & Production Co
7.63%, 06/01/2018	1,204	1,258		Pharmaceuticals - 0.30%
Precision Drilling Corp				BioScrip Inc
6.50%, 12/15/2021	2,400	2,598		10.25%, 10/01/2015	2,750		2,905
PTTEP Canada International Finance Ltd				CFR International SpA
				5.13%, 12/06/2022(e)	600		621
5.69%, 04/05/2021	421	493
QGOG Atlantic / Alaskan Rigs Ltd				Elan Finance PLC / Elan Finance Corp
5.25%, 07/30/2018(e)	412	429		6.25%, 10/15/2019(e)	3,850		4,546
QR Energy LP / QRE Finance Corp				Endo Health Solutions Inc
9.25%, 08/01/2020	2,000	2,155		7.00%, 07/15/2019	1,500		1,643
Reliance Holdings USA Inc				7.00%, 12/15/2020	1,850		2,030
4.50%, 10/19/2020	200	215		Grifols Inc
5.40%, 02/14/2022(e)	660	744		8.25%, 02/01/2018	3,000		3,293
Resolute Energy Corp				Hypermarcas SA
				6.50%, 04/20/2021(e)	750		807
8.50%, 05/01/2020	2,000	2,150
Rosetta Resources Inc				Valeant Pharmaceuticals International
				6.38%, 10/15/2020(e)	7,000		7,752
9.50%, 04/15/2018	5,000	5,537
Rosneft Oil Co via Rosneft International							$23,597
Finance Ltd				Pipelines - 0.86%
3.15%, 03/06/2017	1,259	1,272		Access Midstream Partners LP / ACMP
SandRidge Energy Inc				Finance Corp
7.50%, 03/15/2021	7,700	7,989		4.88%, 05/15/2023	10,400		10,739
8.13%, 10/15/2022	10,000	10,650		Atlas Pipeline Partners LP / Atlas Pipeline
Sibur Securities Ltd				Finance Corp
3.91%, 01/31/2018(e)	750	737		5.88%, 08/01/2023(e)	10,550		10,814
Sidewinder Drilling Inc				6.63%, 10/01/2020(e)	4,225		4,447
9.75%, 11/15/2019(e)	5,630	5,841		6.63%, 10/01/2020(e)	2,750		2,894
Sinopec Capital 2013 Ltd				Crestwood Midstream Partners LP /
3.13%, 04/24/2023(b),(e)	2,639	2,604
				Crestwood Midstream Finance Corp
Sinopec Group Overseas Development 2012				7.75%, 04/01/2019	15,185		15,868
Ltd				7.75%, 04/01/2019(e)	670		700
4.88%, 05/17/2042(e)	1,053	1,158

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Pipelines (continued)				Retail (continued)
Eagle Rock Energy Partners LP / Eagle Rock				Serta Simmons Holdings LLC
Energy Finance Corp				8.13%, 10/01/2020(e)		$2,250		$2,405
8.38%, 06/01/2019	$20,341	$21,917						$150,866
Transportadora de Gas Internacional SA
ESP				Semiconductors - 0.01%
5.70%, 03/20/2022(e)	1,055	1,163		STATS ChipPAC Ltd
				4.50%, 03/20/2018(e)		1,069		1,086
		$68,542
Real Estate - 0.33%
BR Malls International Finance Ltd				Software - 0.98%
8.50%, 01/29/2049(b),(e)	750	817		Aspect Software Inc
8.50%, 01/29/2049	300	326		10.63%, 05/15/2017		12,396		13,016
				Audatex North America Inc
BR Properties SA				6.75%, 06/15/2018(e)		2,000		2,152
9.00%, 10/29/2049(e)	500	540
				Emdeon Inc
China Overseas Finance Cayman II Ltd				11.00%, 12/31/2019		2,000		2,335
5.50%, 11/10/2020	300	343
China Overseas Finance Cayman V Ltd				Epicor Software Corp
				8.63%, 05/01/2019		7,075		7,712
3.95%, 11/15/2022	900	903		First Data Corp
Country Garden Holdings Co Ltd				6.75%, 11/01/2020(e)		17,825		19,118
7.50%, 01/10/2023(e)	275	287
				8.75%, PIK 10.00%, 01/15/2022(e),(g)		15,000		16,125
11.13%, 02/23/2018	500	574		Infor US Inc
Emaar Sukuk Ltd
6.40%, 07/18/2019	1,850	2,077		10.00%, 04/01/2019	EUR	5,375		7,928
				Nuance Communications Inc
General Shopping Finance Ltd				5.38%, 08/15/2020(e)		$3,907		4,063
10.00%, 11/29/2049(e)	374	376
				Southern Graphics Inc
Kaisa Group Holdings Ltd				8.38%, 10/15/2020(e)		5,275		5,644
8.88%, 03/19/2018(e)	1,000	1,065
Kennedy-Wilson Inc								$78,093
8.75%, 04/01/2019	12,525	13,762		Sovereign - 8.39%
8.75%, 04/01/2019(e)	4,065	4,466		Banco Nacional de Desenvolvimento
Longfor Properties Co Ltd				Economico e Social
6.75%, 01/29/2023	300	304		5.50%, 07/12/2020		1,080		1,242
		$25,840		6.50%, 06/10/2019		435		519
				Brazilian Government International Bond
REITS- 0.06%				4.88%, 01/22/2021		5,354		6,366
EPR Properties				7.13%, 01/20/2037		14,782		21,600
5.75%, 08/15/2022	4,100	4,565		8.25%, 01/20/2034		5,815		9,297
				8.75%, 02/04/2025		1,000		1,583
Retail - 1.90%				10.13%, 05/15/2027		2,671		4,765
AmeriGas Finance LLC/AmeriGas Finance				Chile Government International Bond
Corp				3.25%, 09/14/2021		1,262		1,359
7.00%, 05/20/2022	23,835	26,636		Colombia Government International Bond
AmeriGas Partners LP/AmeriGas Finance				6.13%, 01/18/2041		1,710		2,300
Corp				7.38%, 03/18/2019		3,058		3,972
6.25%, 08/20/2019	1,000	1,082		7.38%, 09/18/2037		7,084		10,750
Burlington Coat Factory Warehouse Corp				8.13%, 05/21/2024		2,392		3,528
10.00%, 02/15/2019	18,336	20,513		11.75%, 02/25/2020		5,683		9,079
Checkers Drive-In Restaurants Inc				10.38%, 01/28/2033		2,625		4,679
11.00%, 12/01/2017(e)	2,700	2,896		Costa Rica Government International Bond
CKE Inc				4.38%, 04/30/2025(e)		458		461
10.50%, PIK 11.25%, 03/14/2016(e),(g)	12,185	12,825		5.63%, 04/30/2043(e)		397		408
Claire's Stores Inc				Croatia Government International Bond
8.88%, 03/15/2019	250	268		5.50%, 04/04/2023(e)		4,970		5,279
9.00%, 03/15/2019(e)	17,230	19,750		6.25%, 04/27/2017(e)		678		746
CST Brands Inc				6.38%, 03/24/2021		2,957		3,341
5.00%, 05/01/2023(e),(f)	2,000	2,052		6.38%, 03/24/2021(e)		2,862		3,232
Dave & Buster's Entertainment Inc				6.63%, 07/14/2020		530		604
0.00%, 02/15/2016(a),(e)	3,000	2,314		6.75%, 11/05/2019		2,200		2,515
GRD Holdings III Corp				Dominican Republic International Bond
10.75%, 06/01/2019(e)	14,400	15,462		7.50%, 05/06/2021		4,555		5,173
Hillman Group Inc/The				9.04%, 01/23/2018		1,188		1,322
10.88%, 06/01/2018(e)	4,400	4,873		El Salvador Government International Bond
10.88%, 06/01/2018	8,670	9,602		7.38%, 12/01/2019		500		596
Landry's Inc				7.63%, 02/01/2041(e)		1,325		1,540
9.38%, 05/01/2020(e)	5,000	5,506		7.65%, 06/15/2035		3,812		4,399
Mastro's Restaurants LLC/RRG Finance				7.75%, 01/24/2023		1,000		1,215
Corp				8.25%, 04/10/2032		1,231		1,539
15.00%, 06/01/2017(e)	9,425	10,450		Export Credit Bank of Turkey
Rite Aid Corp				5.38%, 11/04/2016(e)		250		271
9.50%, 06/15/2017	13,685	14,232

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Sovereign (continued)					Sovereign (continued)
Financing of Infrastrucural Projects State					Philippine Government International Bond
Enterprise					(continued)
9.00%, 12/07/2017(e)		$1,431	$1,460		9.50%, 02/02/2030		$1,805	$3,089
Guatemala Government Bond					9.88%, 01/15/2019		1,319	1,865
4.88%, 02/13/2028(e)		1,823	1,850		10.63%, 03/16/2025		1,874	3,213
5.75%, 06/06/2022		1,802	2,029		Poland Government International Bond
Hungary Government International Bond					3.00%, 03/17/2023		5,206	5,197
4.13%, 02/19/2018		2,672	2,699		5.00%, 03/23/2022		3,288	3,839
4.38%, 07/04/2017	EUR	340	452		5.13%, 04/21/2021		5,020	5,899
5.38%, 02/21/2023		$730	753		5.25%, 01/20/2025	EUR	10,728	17,603
5.75%, 06/11/2018	EUR	460	646		6.38%, 07/15/2019		$5,723	7,094
6.00%, 01/11/2019		3,738	5,293		Qatar Government International Bond
6.25%, 01/29/2020		$4,089	4,544		5.25%, 01/20/2020(e)		4,961	5,879
6.38%, 03/29/2021		6,818	7,628		5.75%, 01/20/2042		3,594	4,564
Indonesia Government International Bond					6.40%, 01/20/2040		584	794
3.38%, 04/15/2023(e)		1,871	1,911		Republic of Iraq
4.88%, 05/05/2021		2,463	2,792		5.80%, 01/15/2028		6,698	6,112
5.25%, 01/17/2042(e)		2,000	2,260		Republic of Korea
5.25%, 01/17/2042		2,766	3,126		7.13%, 04/16/2019		2,300	2,977
5.88%, 03/13/2020(e)		2,000	2,375		Republic of Latvia
6.63%, 02/17/2037		655	860		5.25%, 02/22/2017(e)		2,000	2,240
6.63%, 02/17/2037(e)		505	663		Romanian Government International Bond
6.88%, 01/17/2018		2,420	2,919		4.38%, 08/22/2023(e)		1,750	1,811
7.75%, 01/17/2038		10,161	15,089		6.75%, 02/07/2022		4,284	5,251
8.50%, 10/12/2035		7,873	12,233		6.75%, 02/07/2022(e)		792	971
11.63%, 03/04/2019		1,325	1,964		Russian Federal Bond - OFZ
11.63%, 03/04/2019(e)		850	1,260		6.90%, 08/03/2016(h)	RUB	35,660	1,180
Lithuania Government International Bond					7.00%, 06/03/2015(h)		71,100	2,339
6.13%, 03/09/2021(e)		1,250	1,536		7.60%, 04/14/2021(h)		53,000	1,842
6.13%, 03/09/2021		12,450	15,298		Russian Foreign Bond - Eurobond
6.63%, 02/01/2022(e)		3,100	3,957		7.50%, 03/31/2030(h)		$31,000	38,998
6.63%, 02/01/2022		3,887	4,962		12.75%, 06/24/2028		3,428	6,719
7.38%, 02/11/2020		956	1,237		Slovakia Government International Bond
Malaysia Government Bond					4.38%, 05/21/2022(e)		3,952	4,333
3.17%, 07/15/2016	MYR	15,810	5,227		South Africa Government Bond
Mexican Bonos					8.00%, 12/21/2018	ZAR	41,710	5,138
6.25%, 06/16/2016(h)	MXN	51,850	4,544		South Africa Government International
6.50%, 06/10/2021(h)		12,067	1,133		Bond
6.50%, 06/09/2022(h)		15,900	1,505		4.67%, 01/17/2024		$7,680	8,582
8.00%, 12/17/2015(h)		31,357	2,837		5.50%, 03/09/2020		1,451	1,709
Mexican Udibonos					6.88%, 05/27/2019		5,379	6,710
2.00%, 06/09/2022		39,993	3,562		Svensk Exportkredit AB
2.50%, 12/10/2020		90,675	8,291		6.38%, 10/29/2049(b),(e)		5,000	4,975
5.00%, 06/16/2016		53,515	4,966		Turkey Government International Bond
Mexico Government International Bond					3.25%, 03/23/2023		9,592	9,460
3.63%, 03/15/2022		$700	763		4.88%, 04/16/2043		758	779
4.75%, 03/08/2044		2,290	2,530		5.13%, 03/25/2022		4,448	5,082
5.75%, 10/12/2110		22,576	26,403		5.63%, 03/30/2021		8,425	9,878
5.95%, 03/19/2019		1	1		6.00%, 01/14/2041		2,697	3,243
6.05%, 01/11/2040		12,430	16,314		6.25%, 09/26/2022		7,339	9,045
6.75%, 09/27/2034		4,182	5,844		6.75%, 04/03/2018		2,448	2,919
Morocco Government International Bond					6.88%, 03/17/2036		3,570	4,677
4.25%, 12/11/2022(e)		3,554	3,683		7.00%, 09/26/2016		1,392	1,613
Panama Government International Bond					7.00%, 03/11/2019		4,004	4,930
5.20%, 01/30/2020		1,734	2,060		7.25%, 03/05/2038		1,754	2,407
6.70%, 01/26/2036		2,504	3,487		7.38%, 02/05/2025		793	1,059
8.13%, 04/28/2034		9,109	12,867		7.50%, 07/14/2017		1,324	1,597
8.88%, 09/30/2027		1,225	1,962		7.50%, 11/07/2019		2,473	3,153
9.38%, 04/01/2029		7,095	12,006		8.00%, 02/14/2034		8,692	12,647
Peruvian Government International Bond					Ukraine Government International Bond
5.63%, 11/18/2050		5,220	6,594		6.25%, 06/17/2016		1,740	1,701
7.35%, 07/21/2025		1,063	1,544		6.88%, 09/23/2015(e)		6,632	6,625
8.75%, 11/21/2033		4,565	7,798		7.80%, 11/28/2022(e)		8,487	8,454
Philippine Government International Bond					Uruguay Government International Bond
4.00%, 01/15/2021		4,425	4,985		7.63%, 03/21/2036		1,162	1,758
5.50%, 03/30/2026		1,800	2,266		7.88%, 01/15/2033		1,894	2,865
6.38%, 01/15/2032		289	391		8.00%, 11/18/2022		2,994	4,321
6.38%, 10/23/2034		1,822	2,539		Venezuela Government International Bond
7.75%, 01/14/2031		5,540	8,401		6.00%, 12/09/2020		4,556	3,804

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Sovereign (continued)					Telecommunications (continued)
Venezuela Government International Bond					VimpelCom Holdings BV
(continued)					5.20%, 02/13/2019(e)		$1,040	$1,061
7.00%, 12/01/2018		$1,482	$1,374		Wind Acquisition Finance SA
9.25%, 09/15/2027		2,803	2,748		11.75%, 07/15/2017(e)	EUR	5,000	7,046
13.63%, 08/15/2018		1,906	2,187		11.75%, 07/15/2017(e)		$337	361
12.75%, 08/23/2022		12,814	14,588					$83,726
11.95%, 08/05/2031		6,913	7,641
Vnesheconombank Via VEB Finance PLC					Textiles - 0.10%
5.38%, 02/13/2017(e)		1,000	1,088		Empire Today LLC / Empire Today Finance
6.80%, 11/22/2025		1,375	1,653		Corp
					11.38%, 02/01/2017(e)		7,650	7,870
6.90%, 07/09/2020(e)		1,158	1,373
Wakala Global Sukuk Bhd
4.65%, 07/06/2021		1,828	2,074		Transportation - 0.69%
			$667,645		BNSF Funding Trust I
					6.61%, 12/15/2055(h)		4,610	5,265
Telecommunications - 1.05%					CEVA Group PLC
America Movil SAB de CV					8.38%, 12/01/2017(e)		9,600	9,576
2.38%, 09/08/2016		168	175		11.63%, 10/01/2016(e)		6,710	6,936
3.13%, 07/16/2022		300	305		11.50%, 04/01/2018(e)		550	358
6.13%, 03/30/2040		200	250		COSCO Finance 2011 Ltd
6.38%, 03/01/2035		745	941		4.00%, 12/03/2022		1,000	1,005
Avaya Inc
7.00%, 04/01/2019(e)		1,860	1,790		Geo Debt Finance S.C.A
					7.50%, 08/01/2018(e)	EUR	3,000	4,168
9.75%, 11/01/2015		5,100	5,100		Marquette Transportation Co / Marquette
10.13%, 11/01/2015		7,585	7,585
Bharti Airtel International Netherlands BV					Transportation Finance Corp
5.13%, 03/11/2023(e)		1,135	1,166		10.88%, 01/15/2017		$10,170	10,984
Brasil Telecom SA					Quality Distribution LLC/QD Capital Corp
5.75%, 02/10/2022 (e)		500	527		9.88%, 11/01/2018		11,500	12,765
					Russian Railways via RZD Capital PLC
CenturyLink Inc					5.74%, 04/03/2017		845	934
5.80%, 03/15/2022		5,000	5,293		Transnet SOC Ltd
Clearwire Communications LLC/Clearwire					4.00%, 07/26/2022 (e)		3,049	3,029
Finance Inc
12.00%, 12/01/2015(e)		3,125	3,344					$55,020
Colombia Telecomunicaciones SA ESP					TOTAL BONDS			$4,468,646
5.38%, 09/27/2022(e)		1,000	1,003			Principal
CommScope Inc					CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value(000	's)
8.25%, 01/15/2019(e)		10,475	11,444		Agriculture - 0.00%
Digicel Group Ltd					Vector Group Ltd
8.25%, 09/30/2020(e)		700	749		3.88%, 06/15/2026(h)		63	68
10.50%, 04/15/2018		900	997
Digicel Ltd					TOTAL CONVERTIBLE BONDS			$68
8.25%, 09/01/2017(e)		1,360	1,431
					CREDIT LINKED STRUCTURED	Principal
Frontier Communications Corp					NOTES- 0.55%	Amount (000's)		Value(000	's)
7.13%, 01/15/2023		1,000	1,035
Indosat Palapa Co BV					Media- 0.00%
7.38%, 07/29/2020		200	225		Cablevision SA - Deutsche Bank
Level 3 Financing Inc					AG/London
7.00%, 06/01/2020(e)		1,775	1,877		9.38%, 02/13/2018(b),(e)		300	217
8.63%, 07/15/2020		3,000	3,390
10.00%, 02/01/2018		2,000	2,202		Sovereign - 0.55%
Lynx I Corp					Nota Do Tesouro Nacional - Barclays Bank
5.38%, 04/15/2021(e)		3,315	3,539
6.00%, 04/15/2021(e)	GBP	2,900	4,752		PLC
					10.00%, 06/06/2013	BRL	5,150	2,657
PCCW-HKT Capital No 4 Ltd					10.00%, 06/10/2013		880	454
4.25%, 02/24/2016		$1,000	1,066		10.00%, 05/28/2013		16,600	8,565
TBG Global Pte Ltd					10.00%, 05/29/2013		17,410	8,894
4.63%, 04/03/2018(e)		604	611
					Nota Do Tesouro Nacional - JP Morgan
Telefonica Chile SA					Chase
3.88%, 10/12/2022(e)		828	816
					10.00%, 05/23/2013		9,880	5,047
Telemar Norte Leste SA					Republic of Iraq - Merrill Lynch
(e)
5.50%, 10/23/2020		400	420		2.52%, 01/07/2028(b),(d),(h)	JPY	680,390	4,711
UPCB Finance V Ltd					Titulos De Tesoreria B - Citigroup Inc
(e)
7.25%, 11/15/2021		3,500	3,903		11.00%, 07/27/2020(e)	COP 12,000,000		8,986
ViaSat Inc					11.00%, 07/27/2020(e)		2,500,000	1,872
6.88%, 06/15/2020		6,375	6,949		11.00%, 07/27/2020		3,000,000	2,246
Vimpel Communications Via VIP Finance								$43,432
Ireland Ltd OJSC					TOTAL CREDIT LINKED STRUCTURED NOTES			$43,649
7.75%, 02/02/2021		500	572
9.13%, 04/30/2018(e)		1,500	1,801

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
- 8.13%	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value	(000	's)
Advertising - 0.13%				Commercial Services (continued)
Advantage Sales & Marketing LLC, Term				Washington Inventory Service, Term Loan
Loan				10.25%, 06/18/2019(h)	$6,800		$6,970
8.25%, 06/12/2018(h)	$1,329	$1,332		Wyle Services Corp, Term Loan B
Van Wagner Communications Inc, Term				5.00%, 03/26/2017(h)	2,199		2,209
Loan B							$66,069
8.25%, 08/01/2018(h)	8,540	8,675
		$10,007		Computers - 0.29%
				Expert Global Solutions Inc, Term Loan B
Airlines - 0.06%				8.50%, 04/02/2018(h)	12,569		12,705
Global Aviation Holdings Inc, Term Loan				8.50%, 04/02/2018(h)	6,729		6,802
3.00%, 02/13/2018(h)	1,551	419		Oberthur Technologies Holding SAS, Term
10.00%, 07/13/2017(h)	4,879	4,732		Loan B
		$5,151		0.00%, 11/30/2018(h),(i)	3,500		3,513
				SRA International Inc, Term Loan B
Automobile Parts & Equipment - 0.04%				6.50%, 07/20/2018(h)	410		410
Affinia Group Intermediate Holdings Inc,							$23,430
Term Loan B2
0.00%, 04/11/2020(h),(i)	2,800	2,831		Distribution & Wholesale - 0.01%
				American Builders & Contractors Supply Co
				Inc, Term Loan B
Building Materials - 0.09%				0.00%, 04/05/2020(h),(i)	1,100		1,109
Air Distribution Technologies Inc, Term
Loan
9.25%, 05/01/2020(h)	2,549	2,612		Diversified Financial Services - 0.15%
Panolam Industries International Inc, Term				Connolly LLC, Term Loan
Loan				10.50%, 07/25/2019(h)	2,290		2,347
7.25%, 08/22/2017(d),(h)	4,410	4,388		Nuveen Investments Inc, Term Loan
		$7,000		8.25%, 02/23/2019(h)	6,500		6,557
				Nuveen Investments Inc, Term Loan B
Chemicals - 0.15%				5.20%, 05/13/2017(h)	1,000		1,011
Univar Inc, Term Loan B				Ocwen Loan Servicing LLC, Term Loan
5.00%, 06/30/2017(h)	12,294	12,353
				5.00%, 02/15/2018(h)	1,700		1,727
							$11,642
Closed End Funds - 0.11%
Associated Partners Inc, Delay-Draw Term				Electric - 0.17%
				Astoria Generating Co Acquisitions LLC,
Loan 8.70%, 12/24/2015(b),(h)	8,500	8,500		Term Loan
				8.50%, 10/26/2017(h)	6,000		6,225
				Dynegy Inc, Term Loan B1
Commercial Services - 0.83%				0.00%, 04/16/2020(h),(i)	1,077		1,076
Catalent Pharma Solutions Inc, Term Loan				Dynegy Inc, Term Loan B2
0.00%, 12/31/2017(h),(i)	1,700	1,717		0.00%, 04/16/2020(h),(i)	1,723		1,722
0.00%, 12/31/2017(h),(i)	2,000	2,020		Equipower Resources Holdings LLC, Term
Ceridian Corp, Term Loan B-EXT				Loan B
5.95%, 05/09/2017(h)	5,288	5,378		5.50%, 12/29/2018(h)	4,161		4,210
CHG Buyer Corp, Term Loan							$13,233
0.00%, 11/13/2020(h),(i)	4,200	4,298
Emergency Medical Services Corp, Term				Entertainment - 0.23%
Loan B				Intrawest ULC, Term Loan
				7.00%, 12/03/2017(h)	14,763		14,997
0.00%, 05/25/2018(h),(i)	7,280	7,367
Laureate Education Inc, Term Loan B				WMG Acquisition Corp, Term Loan B
				0.00%, 10/25/2018(h),(i)	3,080		3,119
5.25%, 06/15/2018(h)	4,421	4,447
Live Nation Entertainment Inc, Term Loan							$18,116
B				Environmental Control - 0.03%
0.00%, 11/07/2016(h),(i)	700	710		EnergySolutions LLC, Term Loan B
Merrill Communications LLC, Term Loan				0.00%, 08/15/2016(h),(i)	2,421		2,442
7.25%, 03/08/2018(h)	2,350	2,374
NANA Development Corp, Term Loan B
8.00%, 03/13/2018(h)	1,500	1,496		Food- 0.63%
Peak 10 Inc, Term Loan B				AdvancePierre Foods Inc, Term Loan
7.25%, 10/22/2018(h)	17,706	17,927		9.50%, 10/02/2017(h)	22,500		23,034
Pharmaceutical Research Associates Inc,				Hostess Brands Inc, Term Loan
Term Loan				6.75%, 03/12/2020(h)	600		614
6.50%, 12/10/2017(h)	798	810		6.75%, 03/12/2020(h)	3,850		3,937
10.50%, 06/10/2019(h)	3,250	3,299		Milk Specialties Co, Term Loan B
				7.00%, 11/07/2018(h)	14,963		15,187
Sutherland Global Services Inc, Term Loan
7.25%, 03/06/2019(h)	1,378	1,374		Sprouts Farmers Market LLC, Term Loan
7.25%, 03/06/2019(h)	622	621		0.00%, 04/12/2020(h),(i)	4,550		4,561
Total Safety US Inc, Term Loan				US Foods Inc, Term Loan
9.25%, 09/11/2020(h)	2,993	3,052		5.75%, 03/31/2017(h)	2,450		2,479
							$49,812

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Forest Products & Paper - 0.02%			Internet (continued)
Ranpak Corp, Term Loan			Go Daddy Operating Co LLC, Term Loan B
0.00%, 04/20/2017(h),(i)	$1,225	$1,253	4.25%, 12/16/2018(h)	$3,970	$3,991
			Petroleum Place Inc/The, Term Loan
			10.00%, 11/15/2019(h)	4,000	4,000
Healthcare - Products - 0.49%			SumTotal Systems Inc, Term Loan
Biomet Inc, Term Loan B-EXT			6.25%, 11/13/2019(h)	3,990	4,030
0.00%, 07/25/2017(h),(i)	14,638	14,820
Merge Healthcare Inc, Term Loan					$29,289
6.00%, 04/19/2019(h)	2,400	2,406	Leisure Products & Services - 0.37%
WP Prism Inc, PIK Term Loan			Equinox Holdings Inc, Term Loan
0.00%, PIK 6.00%, 05/31/2018(g),(h),(i)	4,000	4,025	8.70%, 05/16/2020(h)	12,500	12,813
6.25%, PIK 6.00%, 05/31/2018(g),(h)	18,000	18,113	Sabre Inc, Term Loan B
		$39,364	5.25%, 02/15/2019(h)	5,351	5,429
			Travelport LLC, Delay-Draw Term Loan DD-
Healthcare - Services - 1.15%			EXT
American Renal Holdings Co Inc, Delay-			5.53%, 08/21/2015(h)	6,618	6,602
Draw Term Loan DD
8.50%, 02/14/2020(h)	2,500	2,521	Travelport LLC, PIK Term Loan B-EXT
			13.80%, PIK 13.81%, 12/01/2016(g),(h)	1,433	430
Apria Healthcare Group Inc, Term Loan
0.00%, 04/01/2020(h),(i)	5,350	5,348	Travelport LLC, Term Loan 1
			9.50%, 01/31/2016(h)	3,232	3,313
6.75%, 04/01/2020(h)	6,700	6,698
			Travelport LLC, Term Loan A-EXT
HCA Inc, Term Loan B3			6.30%, 08/23/2015(b),(h)	433	152
0.00%, 05/01/2018(h),(i)	12,010	12,008
			Travelport LLC, Term Loan B-EXT
Healogics Inc, Term Loan			5.53%, 08/21/2015(h)	836	834
9.25%, 02/10/2020(h)	2,200	2,268
			Travelport LLC, Term Loan S
Heartland Dental Care Inc, Term Loan			5.53%, 08/21/2015(h)	264	263
0.00%, 12/20/2018(h),(i)	2,310	2,342
6.25%, 12/20/2018(h)	2,993	3,034			$29,836
9.75%, 06/20/2019(h)	6,800	7,021	Leisure Time - 0.00%
INC Research LLC, Term Loan			Playpower Inc, Term Loan
6.00%, 07/12/2018(h)	1,486	1,499	7.50%, 06/30/2015(h)	249	224
LHP Hospital Group Inc, Term Loan
9.00%, 06/29/2018(h)	2,233	2,281
National Mentor Holdings Inc, Term Loan			Lodging - 0.33%
B1			Caesars Entertainment Operating Co Inc,
6.50%, 02/09/2017(h)	15,670	15,885	Term Loan B4
			9.50%, 10/31/2016(h)	484	490
One Call Medical Inc, Term Loan B
5.50%, 08/22/2019(h)	11,691	11,772	Centaur Acquisition LLC, Term Loan
			0.00%, 02/19/2019(h),(i)	1,000	1,015
RegionalCare Hospital Partners Inc, Term
Loan B			MGM Resorts International, Term Loan B
			0.00%, 12/13/2019(h),(i)	16,390	16,619
7.00%, 11/04/2018(h)	4,090	4,151
Sheridan Holdings Inc, Term Loan			ROC Finance LLC, Delay-Draw Term Loan
9.00%, 06/29/2019(h)	1,700	1,728	DD
			8.50%, 08/18/2017(h)	5,435	5,585
Steward Health Care System LLC, Term
Loan			ROC Finance LLC, Term Loan
			0.00%, 03/27/2019(h),(i)	2,410	2,431
6.75%, 04/10/2020(h)	4,075	4,100
			8.50%, 08/19/2017(h)	212	218
Surgery Center Holdings Inc, Term Loan
0.00%, 04/10/2019(h),(i)	2,700	2,713			$26,358
0.00%, 04/10/2020(h),(i)	5,825	5,825	Machinery - Construction & Mining - 0.02%
		$91,194	Varel International Energy Funding Corp,
Holding Companies - Diversified - 0.01%			Term Loan
			9.25%, 07/14/2017(h)	1,265	1,294
Twin River Management Group Inc, Term
Loan
0.00%, 09/22/2018(h),(i)	1,000	1,011	Machinery - Diversified - 0.05%
			CPM Holdings Inc, Term Loan
			10.25%, 02/16/2018(h)	2,500	2,513
Insurance - 0.08%
AmWINS Group Inc, Term Loan			Intelligrated Inc, Term Loan
			10.50%, 01/19/2019(h)	1,400	1,435
5.00%, 02/20/2020(h)	3,491	3,527
Lone Star Intermediate Super Holdings LLC,					$3,948
Term Loan			Media- 0.04%
11.00%, 08/16/2019(h)	3,000	3,219	Cengage Learning Acquisitions Inc, Term
		$6,746	Loan
			7.50%, 07/03/2014(h)	1,795	1,402
Internet - 0.37%
Blue Coat Systems, Term Loan			CKX Inc, Term Loan B
			9.00%, 06/21/2017(h)	1,711	1,500
5.75%, 02/15/2018(h)	3,970	4,002
Endurance International Group Inc/The, Term					$2,902
Loan
6.25%, 05/08/2020(h)	5,237	5,276
10.25%, 05/08/2020(h)	7,950	7,990

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Metal Fabrication & Hardware - 0.11%			Software - 0.55%
Doncasters Group Ltd, Term Loan			Attachmate Corp, Term Loan
9.50%, 10/28/2020(h)	$800	$801	7.25%, 11/24/2017(h)	$4,163	$4,210
Transtar Industries Inc, Term Loan			11.00%, 10/31/2018(h)	7,860	7,962
9.75%, 10/02/2019(h)	4,500	4,635	Deltek Inc, Term Loan
Wastequip Inc, Term Loan			5.00%, 10/04/2018(h)	1,995	2,016
8.25%, 01/05/2018(h)	3,264	3,284	10.00%, 10/04/2019(h)	1,000	1,019
		$8,720	EZE Castle Software Inc, Term Loan
			8.75%, 03/14/2021(h)	2,000	2,036
Mining - 0.06%			EZE Castle Software Inc, Term Loan B
Constellium Holdco BV, Term Loan B			5.00%, 03/14/2020(h)	2,000	2,029
6.25%, 03/06/2020(h)	4,500	4,613
			First Data Corp, Term Loan C1
			4.20%, 03/23/2018(h)	3,660	3,646
Miscellaneous Manufacturing - 0.11%			Hyland Software Inc, Term Loan B
Arctic Glacier USA Inc, Term Loan			5.50%, 10/24/2019(h)	1,397	1,405
8.50%, 12/31/2018(h)	1,654	1,668	Misys Ltd, Term Loan
Utex Industries Inc, Term Loan			12.00%, 12/06/2019(h)	10,000	11,300
0.00%, 04/10/2020(h),(i)	1,720	1,741	MModal Inc, Term Loan B
0.00%, 04/10/2021(h),(i)	2,025	2,058	6.75%, 08/15/2019(h)	4,150	4,054
0.00%, 04/10/2021(h),(i)	3,400	3,455	Sophos Public Ltd, Term Loan B
		$8,922	6.50%, 05/04/2019(h)	2,821	2,850
			STG-Fairway Acquisitions Inc, Term Loan
Oil & Gas - 0.00%			B
Rice Drilling B LLC, Term Loan			6.25%, 02/13/2019(h)	1,250	1,253
8.50%, 10/11/2018(h)	500	504
					$43,780
			Telecommunications - 0.47%
Oil & Gas Services - 0.03%			Alcatel-Lucent USA Inc, Term Loan B
Panda Temple Power II LLC, Term Loan B			6.25%, 07/31/2016(h)	2,000	2,029
7.25%, 04/03/2019(h)	850	867
			Alcatel-Lucent USA Inc, Term Loan C
Pinnacle Holdco Sarl, Term Loan			7.25%, 01/29/2019(h)	3,491	3,577
10.25%, 07/24/2020(h)	1,500	1,523
			Avaya Inc, Term Loan B3
		$2,390	4.79%, 10/26/2017(h)	4,907	4,568
Packaging & Containers - 0.16%			Avaya Inc, Term Loan B5
Berlin Packaging LLC, Term Loan			8.00%, 03/31/2018(h)	2,842	2,841
4.75%, 03/28/2020(h)	1,920	1,940	Cleveland Unlimited Inc, Term Loan
8.75%, 03/28/2020(h)	1,420	1,445	14.79%, 06/25/2016(b),(d),(h)	30	31
FPC Holdings Inc, Term Loan			Cleveland Unlimited Inc, Term Loan A
9.25%, 05/15/2020(h)	9,400	9,283	10.00%, 01/25/2016(b),(h)	11	11
		$12,668	Cleveland Unlimited Inc, Term Loan B
			14.79%, 07/25/2016(b),(h)	10	10
Pipelines - 0.04%			Cleveland Unlimited Inc, Term Loan C
Crestwood Holdings LLC, Term Loan B			14.77%, 06/25/2016(b),(h)	5	5
9.75%, 03/20/2018(h)	3,007	3,090	GOGO LLC, Term Loan
			11.25%, 06/21/2017(d),(h)	4,582	4,502
REITS- 0.04%			IPC Systems Inc, Term Loan C
			7.75%, 07/31/2017(h)	1,489	1,485
iStar Financial Inc, Term Loan
4.50%, 10/11/2017(h)	2,907	2,938	LTS Buyer LLC, Term Loan
			0.00%, 04/01/2020(h),(i)	3,000	3,030
			0.00%, 04/01/2020(h),(i)	1,930	1,949
Retail - 0.41%			0.00%, 03/28/2021(h),(i)	2,275	2,318
Blue Buffalo Co Ltd, Term Loan B			0.00%, 03/28/2021(h),(i)	660	672
4.75%, 08/07/2019(h)	998	1,011	Telx Group Inc/The, Term Loan B
Grocery Outlet Inc, Term Loan			6.25%, 09/22/2017(h)	2,464	2,484
10.50%, 05/26/2019(h)	8,550	8,807	West Corp, Term Loan B8
Grocery Outlet Inc, Term Loan B			0.00%, 06/30/2018(h),(i)	7,800	7,921
7.00%, 11/26/2018(h)	4,638	4,685			$37,433
Guitar Center Inc, Term Loan B-NONEXT
5.54%, 04/09/2017(h)	12,380	12,310	Transportation - 0.27%
HMK Intermediate Holdings LLC, Term			Air Medical Group Holdings Inc, Term Loan
Loan B			B1
7.25%, 03/22/2018(h)	4,208	4,250	6.50%, 06/30/2018(h)	1,496	1,529
Restaurant Holding Co LLC, Term Loan			American Petroleum Tankers Parent LLC,
9.00%, 02/15/2017(h)	467	471	Term Loan B
Targus Group International Inc, Term Loan			5.25%, 09/28/2019(h)	2,500	2,519
B			Commercial Barge Line Co, Term Loan
11.00%, 05/24/2016(h)	1,417	1,424	10.75%, 03/20/2020(h)	4,000	3,945
		$32,958	Commercial Barge Line Co, Term Loan B
			7.50%, 09/20/2019(h)	5,000	5,031
			Sirva Worldwide Inc, Term Loan
			7.50%, 03/22/2019(h)	7,100	7,011

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
SENIOR FLOATING RATE INTERESTS	Principal			Country	Percent
(continued)	Amount (000's)	Value(000	's)	United States	67.37%
				United Kingdom	3 .37%
Transportation (continued)				Canada	2 .50%
US Shipping Corp, Term Loan B				France	1 .55%
0.00%, 04/11/2018(h),(i)	$1,500	$1,508		Brazil	1 .43%
		$21,543		Luxembourg	1 .34%
				Bermuda	1 .16%
Trucking & Leasing - 0.03%				Japan	1 .14%
AWAS Finance Luxembourg SA, Term				Mexico	1 .13%
Loan				Venezuela	1 .12%
4.00%, 06/10/2016(h)	2,508	2,528
				Australia	1 .11%
				Netherlands	1 .03%
TOTAL SENIOR FLOATING RATE INTERESTS		$647,201		Turkey	0 .95%
	Maturity			Jersey, Channel Islands	0 .88%
REPURCHASE AGREEMENTS - 1.27%	Amount (000's)	Value(000	's)	Indonesia	0 .66%
Banks - 1.27%				Colombia	0 .66%
Investment in Joint Trading Account; Credit	$11,932	$11,932		Russian Federation	0 .63%
Suisse Repurchase Agreement; 0.14%				Germany	0 .62%
dated 04/30/2013 maturing 05/01/2013				Hong Kong	0 .53%
(collateralized by US Government				Poland	0 .50%
Securities; $12,171,065; 4.50% - 4.63%;				Ireland	0 .46%
dated 02/15/36 - 02/15/40)				Cayman Islands	0 .42%
Investment in Joint Trading Account;	42,957	42,957		Panama	0 .40%
Deutsche Bank Repurchase Agreement;				Philippines	0 .35%
0.15% dated 04/30/2013 maturing				South Africa	0 .34%
05/01/2013 (collateralized by US				Lithuania	0 .34%
Government Securities; $43,815,829;				Chile	0 .32%
0.00% - 7.25%; dated 07/12/13 - 12/27/32)				Malaysia	0 .31%
Investment in Joint Trading Account; JP	25,058	25,058		Hungary	0 .29%
Morgan Repurchase Agreement; 0.14%				Singapore	0 .28%
dated 04/30/2013 maturing 05/01/2013				China	0 .26%
(collateralized by US Government				Peru	0 .25%
Securities; $25,559,234; 0.00% - 8.88%;				Virgin Islands, British	0 .25%
dated 06/15/15 - 04/15/30)				Ukraine	0 .24%
Investment in Joint Trading Account; Merrill	21,478	21,479		Spain	0 .24%
Lynch Repurchase Agreement; 0.14%				Italy	0 .22%
dated 04/30/2013 maturing 05/01/2013				Taiwan, Province Of China	0 .21%
(collateralized by US Government				Sweden	0 .20%
Security; $21,907,915; 0.63%; dated				Croatia	0 .20%
08/31/17)				Kazakhstan	0 .15%
		$101,426		Norway	0 .15%
TOTAL REPURCHASE AGREEMENTS		$101,426		Qatar	0 .14%
Total Investments		$7,724,490		Iraq	0 .14%
Other Assets in Excess of Liabilities, Net - 2.95%		$234,743		Switzerland	0 .14%
				El Salvador	0 .13%
TOTAL NET ASSETS - 100.00%		$7,959,233		Uruguay	0 .11%
				Romania	0 .10%
(a) Non-Income Producing Security				Korea, Republic Of	0 .08%
(b)		Fair value of these investments is determined in good faith by the		Dominican Republic	0 .08%
Manager under procedures established and periodically reviewed by the				New Zealand	0 .07%
Board of Directors. At the end of the period, the fair value of these				Guernsey	0 .06%
securities totaled $143,016 or 1.80% of net assets.				Austria	0 .05%
(c)		Security or a portion of the security was pledged to cover margin		Finland	0 .05%
requirements for options contracts. At the end of the period, the value of				Slovakia	0 .05%
these securities totaled $225,352 or 2.83% of net assets.				Guatemala	0 .05%
(d) Security is Illiquid				Morocco	0 .05%
(e)		Security exempt from registration under Rule 144A of the Securities Act of		Denmark	0 .03%
1933. These securities may be resold in transactions exempt from				Isle of Man	0 .03%
registration, normally to qualified institutional buyers. Unless otherwise				Latvia	0 .03%
indicated, these securities are not considered illiquid. At the end of the				Cyprus	0 .02%
period, the value of these securities totaled $1,799,573 or 22.61% of net				India	0 .02%
assets.				Thailand	0 .02%
(f) Security purchased on a when-issued basis.				Azerbaijan	0 .02%
(g)		Payment in kind; the issuer has the option of paying additional securities		Costa Rica	0 .02%
in lieu of cash.				Argentina	0 .00%
(h) Variable Rate. Rate shown is in effect at April 30, 2013.				Other Assets in Excess of Liabilities, Net	2 .95%
(i)		This Senior Floating Rate Note will settle after April 30, 2013, at which		TOTAL NET ASSETS	100.00%
time the interest rate will be determined.

See accompanying notes

			Schedule of Investments
Global Diversified Income Fund
April 30, 2013 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase Contracts	Counterparty		Delivery Date	Contracts to Accept		In Exchange For		Fair Value	Net Unrealized Appreciation/(Depreciation)
Colombian Peso	JP Morgan Chase		05/20/2013	7,427,330,000			$4,033	$4,068	$35
Euro	Bank of New York Mellon		05/28/2013		2,250,000		2,940	2,963	23
Euro	JP Morgan Chase		05/15/2013		6,878,711		8,939	9,059	120
Mexican Peso	JP Morgan Chase		05/06/2013		57,783,170		4,503	4,758	255
Nigerian Naira	JP Morgan Chase		07/17/2013	793,827,490			4,937	4,947	10
Total									$443

Foreign Currency Sale Contracts	Counterparty		Delivery Date	Contracts to Deliver		In Exchange For		Fair Value	Net Unrealized Appreciation/(Depreciation)
British Pound Sterling	Bank of New York Mellon		05/03/2013		2,300,000		$3,636	$3,573	$63
British Pound Sterling	JP Morgan Chase		05/15/2013		1,590,228		2,430	2,470	(40)
Colombian Peso	JP Morgan Chase		05/06/2013	18,190,418,000			9,981	9,966	15
Euro	Bank of New York Mellon		05/24/2013		1,750,000		2,278	2,305	(27)
Euro	Bank of New York Mellon		05/28/2013		2,250,000		2,876	2,963	(87)
Euro	Bank of New York Mellon		06/14/2013		29,425,000	38,516		38,758	(242)
Euro	Bank of New York Mellon		07/01/2013		6,000,000		7,854	7,904	(50)
Euro	JP Morgan Chase		05/15/2013		25,988,500	33,443		34,227	(784)
Japanese Yen	JP Morgan Chase		05/15/2013	466,967,000			5,008	4,791	217
Mexican Peso	JP Morgan Chase		05/06/2013		57,783,170		4,489	4,757	(268)
Total									$(1,203)

Amounts in thousands except contracts

Options

Written Options Outstanding		Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Call - DIA		$147.00	05/20/2013	8,200		$(1,459)		$(1,699)	$(240)
Call - DIA		$145.00	05/20/2013	20,692		(5,702)		(7,324)	(1,622)
Call - IYR		$72.00	05/20/2013	4,000		(292)		(694)	(402)
Call - IYR		$71.00	05/20/2013	9,200		(1,157)		(2,416)	(1,259)
Call - MDY		$210.00	05/20/2013	2,500		(564)		(842)	(278)
Call - MDY		$205.00	05/20/2013	4,100		(1,037)		(2,901)	(1,864)
Call - SPY		$155.00	05/20/2013	7,600		(1,799)		(3,923)	(2,124)
Call - SPY		$156.00	05/20/2013	14,954		(3,757)		(6,408)	(2,651)
Call - SPY		$158.00	05/20/2013	9,400		(2,236)		(2,519)	(283)
Call - XLE		$78.00	05/20/2013	2,919		(324)		(373)	(49)
Call - XLF		$18.00	05/20/2013	10,000		(515)		(758)	(243)
Call - XLF		$18.00	05/20/2013	14,138		(443)		(1,070)	(627)
Call - XLI		$41.00	05/20/2013	17,000		(662)		(1,380)	(718)
Call - XLK		$30.00	05/20/2013	26,192		(1,493)		(2,214)	(721)
Call - XLU		$41.00	05/20/2013	21,045		(787)		(1,499)	(712)
Call - XLY		$53.00	05/20/2013	6,500		(639)		(1,201)	(562)
Total						$(22,866)		$(37,221)	$(14,355)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 98.11%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Holding Companies - Diversified - 1.68%				REITS (continued)
Wharf Holdings Ltd	2,583,880	$23,079		Northern Property Real Estate Investment	270,325	$8,664
				Trust
				Orix JREIT Inc	7,733	10,468
Lodging - 1.25%				Pebblebrook Hotel Trust	352,600	9,577
City Developments Ltd	1,869,000	17,135		Pennsylvania Real Estate Investment Trust	335,900	6,963
				Prologis Inc	963,885	40,435
Real Estate - 25.88%				Public Storage	159,688	26,348
Atrium European Real Estate Ltd (a)	1,444,149	8,637		Ramco-Gershenson Properties Trust	154,999	2,708
CapitaLand Ltd	5,792,000	17,664		Retail Properties of America Inc	338,915	5,189
Citycon OYJ	2,378,794	7,720		Saul Centers Inc	180,383	8,081
Country Garden Holdings Co Ltd	19,777,000	11,205		Senior Housing Properties Trust	629,723	17,903
Fabege AB	1,318,047	14,274		Simon Property Group Inc	476,618	84,871
Greentown China Holdings Ltd	4,483,000	8,718		SL Green Realty Corp	256,746	23,287
Hang Lung Group Ltd	1,670,000	9,859		Starhill Global REIT	8,718,000	6,826
Henderson Land Development Co Ltd	2,325,623	16,876		Strategic Hotels & Resorts Inc (b)	847,778	6,842
Hongkong Land Holdings Ltd	3,257,753	23,720		Sunstone Hotel Investors Inc (b)	614,000	7,620
Hufvudstaden AB	687,873	9,004		Suntec Real Estate Investment Trust	7,178,300	11,350
Hyprop Investments Ltd	1,005,298	8,880		Taubman Centers Inc	131,900	11,279
Jones Lang LaSalle Inc	70,400	6,971		Unibail-Rodamco SE	89,853	23,489
LEG Immobilien AG (b)	133,598	7,354		Vastned Retail NV	189,516	8,466
Mitsubishi Estate Co Ltd	1,771,077	57,686		Ventas Inc	145,246	11,566
Mitsui Fudosan Co Ltd	1,290,793	43,930		Vornado Realty Trust	313,758	27,473
Nomura Real Estate Holdings Inc	414,600	11,146		Wereldhave NV	167,859	12,208
Shimao Property Holdings Ltd	6,635,000	14,319		Westfield Group	3,598,143	43,524
Sino Land Co Ltd	7,374,000	12,152		Workspace Group PLC	1,911,033	11,139
Sumitomo Realty & Development Co Ltd	409,000	19,330				$951,225
Sun Hung Kai Properties Ltd	1,624,687	23,493		TOTAL COMMON STOCKS		$1,346,654
Swire Properties Ltd	3,174,200	11,349		Total Investments		$1,346,654
Unite Group PLC	2,019,431	10,928		Other Assets in Excess of Liabilities, Net - 1.89%		$25,955
		$355,215		TOTAL NET ASSETS - 100.00%		$1,372,609
REITS - 69.30%
AIMS AMP Capital Industrial REIT	2,401,000	3,550		(a) Security is Illiquid
Apartment Investment & Management Co	485,390	15,100		(b) Non-Income Producing Security
Astro Japan Property Group (a)	2,547,553	10,314
Australand Property Group	2,755,613	10,711
AvalonBay Communities Inc	63,812	8,490
Boardwalk Real Estate Investment Trust	201,240	13,158		Portfolio Summary (unaudited)
Boston Properties Inc	293,244	32,090		Country		Percent
Camden Property Trust	216,439	15,657		United States		45.78%
Campus Crest Communities Inc	416,119	5,684		Japan		12.71%
Canadian Real Estate Investment Trust	333,825	15,796		Hong Kong		10.45%
Colonial Properties Trust	384,294	8,919		Australia		7 .14%
Corrections Corp of America	322,500	11,674		United Kingdom		5 .78%
CubeSmart	882,200	15,500		Singapore		4 .13%
DDR Corp	825,400	15,138		Canada		3 .38%
Duke Realty Corp	730,000	12,877		France		1 .71%
Dundee Real Estate Investment Trust	240,400	8,831		Sweden		1 .70%
DuPont Fabros Technology Inc	169,341	4,257		Netherlands		1 .51%
EPR Properties	331,919	18,767		China		1 .45%
Equity One Inc	308,585	7,866		South Africa		0 .65%
Equity Residential	262,186	15,222		Jersey, Channel Islands		0 .63%
Essex Property Trust Inc	63,200	9,926		Finland		0 .56%
Extra Space Storage Inc	382,800	16,682		Germany		0 .53%
Federal Realty Investment Trust	163,100	19,084		Other Assets in Excess of Liabilities, Net		1 .89%
Federation Centres Ltd	7,024,710	18,936		TOTAL NET ASSETS		100.00%
First Industrial Realty Trust Inc	949,371	17,032
General Growth Properties Inc	1,308,734	29,734
Great Portland Estates PLC	2,693,985	22,286
Hammerson PLC	2,040,586	16,489
HCP Inc	74,432	3,967
Health Care REIT Inc	212,362	15,921
Host Hotels & Resorts Inc	1,406,452	25,696
Japan Hotel REIT Investment Corp	17,052	7,204
Kenedix Realty Investment Corp	910	4,269
Land Securities Group PLC	1,360,338	18,480
Link REIT/The	1,534,500	8,699
Medical Properties Trust Inc	364,300	5,862
Mirvac Group	7,891,992	14,492
Nippon Building Fund Inc	1,429	20,589

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS- 31.77%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Home Equity Asset Backed Securities - 0.28%				Mortgage Backed Securities (continued)
Option One Mortgage Loan Trust 2006-1				Freddie Mac REMICS (continued)
Asset-Backed Certificates Series 2006-1				4.50%, 05/15/2037(a)	$8,395	$9,154
0.39%, 01/25/2036(a)	$5,542	$5,445		4.50%, 05/15/2040	5,000	5,753
				4.50%, 05/15/2040	11,000	12,341
				6.50%, 08/15/2027	180	207
Mortgage Backed Securities - 29.89%				GE Capital Commercial Mortgage Corp
Banc of America Commercial Mortgage Trust				5.47%, 11/10/2045(a)	5,000	5,481
2007-4
6.00%, 02/10/2051(a)	4,375	5,051		Ginnie Mae
				0.74%, 05/16/2053(a)	69,689	5,473
BCAP LLC Trust				0.85%, 02/16/2053(a)	87,334	6,761
3.87%, 11/26/2037(a),(b)	8,085	7,997
				0.87%, 02/16/2053(a)	54,109	4,386
Bear Stearns ALT-A Trust 2004-12				0.92%, 02/16/2053(a)	101,225	8,973
0.90%, 01/25/2035(a)	4,436	4,352
				0.93%, 04/16/2053(a)	41,046	2,196
Bear Stearns Asset Backed Securities I Trust				0.95%, 11/16/2052(a)	69,563	6,043
2005-AC6				0.98%, 09/16/2053(a)	65,770	5,406
5.25%, 09/25/2020(a)	13,865	14,014
				0.99%, 06/15/2054(a)	34,930	2,606
BNPP Mortgage Securities LLC 2009-1 Trust				1.01%, 02/16/2053(a)	69,389	5,981
6.00%, 08/27/2037(b),(c)	6,757	7,016
				1.06%, 06/16/2052(a)	57,261	4,425
CD 2006-CD2 Mortgage Trust				1.06%, 04/16/2053(a)	39,471	3,536
5.53%, 01/15/2046(a)	7,700	8,436
				1.23%, 10/16/2053(a)	23,819	1,958
CHL Mortgage Pass-Through Trust 2004-9				1.29%, 12/16/2053(a)	20,793	1,723
5.25%, 06/25/2034	2,164	2,242		1.39%, 09/16/2053(a)	47,938	3,636
Citigroup Mortgage Loan Trust 2009-4				1.50%, 08/16/2053(a)	38,202	2,948
0.56%, 05/25/2037(a),(b)	4,646	4,007
				1.58%, 09/16/2054(a)	10,000	10,164
Citigroup Mortgage Loan Trust 2009-5				1.60%, 04/16/2053(a)	38,560	3,157
6.95%, 10/25/2036(b)	1,910	2,023
Citigroup Mortgage Loan Trust 2010-7				3.00%, 05/16/2037	14,000	14,736
6.13%, 07/25/2036 (b)	7,500	7,434		3.00%, 09/16/2039	4,829	5,037
Citigroup Mortgage Loan Trust 2010-8				3.50%, 03/20/2036	9,494	10,216
4.00%, 11/25/2036 (b)	8,118	8,415		3.50%, 07/16/2045	6,850	7,413
				4.00%, 09/16/2026(a)	23,173	2,554
4.50%, 12/25/2036(b)	7,873	8,314
5.75%, 02/25/2036(b)	2,055	1,908		4.00%, 02/20/2034	7,235	7,941
				4.00%, 04/20/2038(a)	19,148	2,453
Citigroup Mortgage Loan Trust 2010-9
4.25%, 01/25/2036(b)	5,951	6,160		4.00%, 11/16/2038	2,823	3,020
				4.00%, 03/20/2039(a)	24,636	2,479
Credit Suisse First Boston Mortgage Securities				4.50%, 04/20/2036(a)	18,200	2,212
Corp				4.50%, 01/20/2038(a)	9,821	945
6.00%, 12/25/2033	4,038	4,263		5.00%, 11/20/2039	7,500	8,665
CSMC Trust 2013-IVR1
3.00%, 03/25/2043(a),(b)	7,300	7,322		Jefferies Resecuritization Trust 2009-R2
				2.88%, 12/26/2037(a),(b)	11,300	11,343
Fannie Mae Interest Strip
7.00%, 04/01/2024(a)	121	20		JP Morgan Chase Commercial Mortgage
				Securities Corp Series 2005-LDP3
Fannie Mae REMICS				5.17%, 08/15/2042(a)	5,951	6,394
0.82%, 04/25/2027(a)	28	29
2.00%, 12/25/2042	5,614	4,858		JP Morgan Chase Commercial Mortgage
				Securities Trust 2006-LDP9
3.50%, 01/25/2029	6,891	7,376		5.37%, 05/15/2047	9,400	10,350
3.50%, 07/25/2029	8,498	9,056
3.50%, 02/25/2041(a)	18,102	3,706		JP Morgan Chase Commercial Mortgage
				Securities Trust 2011-C5
4.00%, 06/25/2039	10,000	10,910		4.17%, 08/15/2046	8,600	9,730
4.50%, 05/25/2040	11,442	12,602
5.00%, 08/25/2037(a)	2,416	2,670		JP Morgan Chase Commercial Mortgage
				Securities Trust 2013-C10
5.00%, 12/25/2039	4,536	5,155		3.37%, 12/15/2047(a)	5,300	5,483
6.50%, 02/25/2047	671	742
7.00%, 04/25/2032	2,833	3,330		LB-UBS Commercial Mortgage Trust 2005-
				C7
9.00%, 05/25/2020	30	35		5.32%, 11/15/2040	4,300	4,647
First Horizon Alternative Mortgage Securities
Trust 2004-AA3				LB-UBS Commercial Mortgage Trust 2006-
2.31%, 09/25/2034(a)	6,900	6,731		C6
Freddie Mac REMICS				5.45%, 09/15/2039	10,000	10,951
1.15%, 02/15/2021(a)	16	17		LF Rothschild Mortgage Trust III
2.50%, 11/15/2032	9,486	9,839		9.95%, 09/01/2017	9	10
2.50%, 10/15/2036(a)	7,474	7,785		MASTR Adjustable Rate Mortgages Trust
				2004-13
2.50%, 02/15/2039	9,527	9,860		2.63%, 11/21/2034(a)	15,723	16,285
3.00%, 02/15/2040	2,653	2,752		Merrill Lynch Mortgage Investors Trust Series
3.50%, 05/15/2032	6,873	7,292		2005-A8
3.50%, 06/15/2040	4,825	5,033		5.25%, 08/25/2036(a)	5,262	5,455
4.00%, 06/15/2028(a)	12,071	587
4.00%, 02/15/2035(a)	22,331	1,705		Morgan Stanley Capital I Trust 2004-TOP13
				4.79%, 09/13/2045(a)	2,500	2,563
4.00%, 01/15/2039(a)	13,667	1,680
				Morgan Stanley Capital I Trust 2005-HQ6
4.00%, 05/15/2039	4,825	5,238		5.07%, 08/13/2042(a)	13,660	14,322
4.50%, 03/15/2032(a)	18,863	3,448

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC)(continued)
Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust 2006-HQ9				4.00%, 08/01/2026	$7,115	$7,556
5.79%, 07/12/2044	$2,000	$2,244		4.00%, 08/01/2039	6,625	7,077
Morgan Stanley Capital I Trust 2007-HQ11
5.48%, 02/12/2044(a)	5,655	6,480		4.00%, 10/01/2039	5,884	6,285
Morgan Stanley Capital I Trust 2007-IQ15				4.00%, 12/01/2040	10,832	11,884
6.09%, 06/11/2049 (a)	10,000	11,654		4.00%, 10/01/2041	8,324	9,066
Morgan Stanley Mortgage Loan Trust 2006-				4.00%, 12/01/2041	9,082	10,092
				4.50%, 08/01/2033	1,282	1,377
8AR 2.41%, 06/25/2036(a)	4,555	4,494		4.50%, 11/01/2039	5,691	6,095
Morgan Stanley Re-REMIC Trust 2010-R1				4.50%, 12/01/2039	8,601	9,211
2.97%, 07/26/2035(a),(b)	9,700	8,809		4.50%, 02/01/2041	8,968	9,628
3.00%, 07/26/2035(a),(b)	8,700	8,549		4.50%, 03/01/2041	7,315	7,983
Morgan Stanley Re-REMIC Trust 2010-R4				5.00%, 10/01/2025	236	256
5.50%, 08/26/2047(b)	7,932	8,239		5.00%, 12/01/2032	193	208
Sequoia Mortgage Trust 2013-1				5.00%, 02/01/2033	1,967	2,126
1.86%, 02/25/2043 (a)	5,338	5,278		5.00%, 08/01/2033	2,561	2,824
Sequoia Mortgage Trust 2013-2				5.00%, 08/01/2033	2,396	2,610
1.87%, 02/25/2043(a)	4,824	4,770		5.00%, 01/01/2034	1,772	1,915
Springleaf Mortgage Loan Trust				5.00%, 05/01/2034	333	360
2.31%, 06/25/2058(a),(b)	5,600	5,611		5.00%, 05/01/2035	381	410
Springleaf Mortgage Loan Trust 2012-1				5.00%, 07/01/2035	189	208
2.67%, 09/25/2057 (b)	2,917	2,948		5.00%, 07/01/2035	12	13
Springleaf Mortgage Loan Trust 2012-2				5.00%, 10/01/2035	34	38
2.22%, 10/25/2057(b),(c)	7,312	7,376		5.00%, 11/01/2035	1,566	1,727
Springleaf Mortgage Loan Trust 2012-3				5.00%, 10/01/2038	5,136	5,466
2.66%, 12/25/2059 (a),(b)	7,000	7,104		5.00%, 06/01/2039	7,621	8,292
				5.00%, 09/01/2039	10,264	11,288
Structured Asset Securities Corp Mortgage				5.00%, 01/01/2040	10,082	11,092
Pass-Through Ctfs Ser 2004-20
5.50%, 11/25/2034	5,793	5,955		5.00%, 06/01/2041	7,550	8,237
				5.50%, 04/01/2018	141	151
		$588,433		5.50%, 11/01/2018	2,024	2,190
Other Asset Backed Securities - 1.60%				5.50%, 01/01/2029	10	11
Ameriquest Mortgage Securities Inc Asset-				5.50%, 03/01/2029	4	5
Backed Pass-Through Ctfs Ser 2005-R7				5.50%, 05/01/2033	43	47
0.68%, 09/25/2035(a)	9,500	8,727		5.50%, 10/01/2033	48	52
Asset-Backed Pass-Through Certificates Series				5.50%, 12/01/2033	1,188	1,293
2005-R4				5.50%, 12/01/2033	3,477	3,785
0.63%, 07/25/2035(a)	14,844	13,301		5.50%, 09/01/2035	4,932	5,356
Merrill Lynch Mortgage Investors Trust Series				5.50%, 10/01/2035	7,799	8,574
2004-WMC5				5.50%, 07/01/2037	127	137
1.22%, 07/25/2035(a)	6,000	5,625		5.50%, 12/01/2037	6,684	7,336
TAL Advantage V LLC				5.50%, 04/01/2038	92	101
2.83%, 02/22/2038(a),(b)	3,933	3,946		5.50%, 05/01/2038	2,073	2,238
		$31,599		5.50%, 05/01/2038	247	267
TOTAL BONDS		$625,477		5.50%, 08/01/2038	5,319	5,745
U.S. GOVERNMENT & GOVERNMENT	Principal			6.00%, 04/01/2017	252	272
AGENCY OBLIGATIONS - 66.74%	Amount (000's)	Value(000	's)	6.00%, 04/01/2017	296	315
Federal Home Loan Mortgage Corporation (FHLMC) - 21.17%				6.00%, 05/01/2017	318	338
				6.00%, 07/01/2017	18	20
2.00%, 01/01/2028	$11,315	$11,588		6.00%, 01/01/2021	130	142
2.29%, 03/01/2036(a)	253	256		6.00%, 06/01/2028	22	25
2.50%, 08/01/2027	3,550	3,713		6.00%, 05/01/2031	226	252
2.50%, 09/01/2027	10,249	10,721		6.00%, 10/01/2031	10	11
2.98%, 10/01/2032(a)	2	2		6.00%, 02/01/2032	27	30
3.00%, 01/01/2027	9,538	10,172		6.00%, 09/01/2032	509	567
3.00%, 02/01/2027	4,607	4,901		6.00%, 11/01/2033	1,589	1,769
3.00%, 02/01/2027	10,614	11,290		6.00%, 11/01/2033	1,270	1,398
3.00%, 04/01/2042	8,438	8,800		6.00%, 05/01/2034	4,561	5,032
3.00%, 10/01/2042	5,098	5,317		6.00%, 05/01/2034	3,037	3,280
3.00%, 10/01/2042	12,624	13,184		6.00%, 09/01/2034	253	279
3.00%, 10/01/2042	10,733	11,233		6.00%, 01/01/2035	5,039	5,461
3.50%, 11/01/2026	7,248	7,735		6.00%, 02/01/2035	210	232
3.50%, 02/01/2032	10,637	11,436		6.00%, 02/01/2035	3,326	3,670
				6.00%, 10/01/2036(a)	237	261
3.50%, 04/01/2032	8,809	9,470
3.50%, 12/01/2041	5,108	5,503		6.00%, 03/01/2037	515	569
3.50%, 02/01/2042	3,744	3,984		6.00%, 04/01/2037	1,654	1,838
3.50%, 04/01/2042	14,487	15,416		6.00%, 05/01/2037	466	524
				6.00%, 01/01/2038(a)	169	186
3.50%, 04/01/2042	1,565	1,665
3.50%, 07/01/2042	16,279	17,424		6.00%, 01/01/2038	1,075	1,195
3.50%, 09/01/2042	11,309	12,034		6.00%, 03/01/2038	87	94

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)				Federal National Mortgage Association (FNMA) (continued)
				3.00%, 12/01/2021	$7,146	$7,571
6.00%, 04/01/2038	$443	$485
6.00%, 07/01/2038	1,285	1,405		3.00%, 04/01/2027	9,009	9,594
				3.00%, 06/01/2042	9,822	10,284
6.00%, 10/01/2038	738	807		3.00%, 08/01/2042	12,702	13,299
6.00%, 09/01/2039	11,180	12,570
6.50%, 11/01/2016	176	187		3.00%, 10/01/2042	10,017	10,509
				3.00%, 12/01/2042	10,159	10,652
6.50%, 06/01/2017	50	53		3.00%, 02/01/2043	9,555	10,014
6.50%, 12/01/2021	630	701
6.50%, 04/01/2022	603	671		3.50%, 12/01/2026	6,836	7,266
				3.50%, 01/01/2041	6,911	7,371
6.50%, 05/01/2022	251	277		3.50%, 02/01/2042	11,469	12,390
6.50%, 08/01/2022	115	129
6.50%, 05/01/2023	113	121		3.50%, 03/01/2042	6,165	6,574
				3.50%, 06/01/2042	6,328	6,776
6.50%, 07/01/2023	3	3		3.50%, 07/01/2042	9,626	10,356
6.50%, 01/01/2024	19	22
6.50%, 07/01/2025	3	3		3.50%, 07/01/2042	5,183	5,545
6.50%, 07/01/2025	3	3		3.50%, 09/01/2042	15,880	17,084
				3.50%, 09/01/2042	7,816	8,336
6.50%, 09/01/2025	1	2		3.50%, 11/01/2042	9,859	10,607
6.50%, 09/01/2025	2	3
6.50%, 10/01/2025	6	7		4.00%, 05/01/2025	5,888	6,295
				4.00%, 08/01/2039	9,410	10,076
6.50%, 10/01/2025	10	12		4.00%, 09/01/2040	6,747	7,408
6.50%, 04/01/2027	2	2
6.50%, 03/01/2029	7	8		4.00%, 10/01/2040	6,536	6,998
				4.00%, 01/01/2041	9,606	10,285
6.50%, 03/01/2029	119	140		4.00%, 01/01/2041	11,409	12,375
6.50%, 04/01/2029	1,643	1,922
6.50%, 04/01/2031	410	467		4.00%, 04/01/2041	7,827	8,490
				4.00%, 04/01/2041	6,982	7,476
6.50%, 06/01/2031	1	2		4.00%, 11/01/2041	10,363	11,101
6.50%, 10/01/2031	177	205
6.50%, 01/01/2032	1,613	1,828		4.00%, 12/01/2041	8,814	9,441
				4.00%, 04/01/2042	11,700	12,578
6.50%, 02/01/2032	30	35		4.50%, 12/01/2019	147	158
6.50%, 04/01/2032	25	29
6.50%, 08/01/2032	95	107		4.50%, 01/01/2020	528	567
				4.50%, 09/01/2025	6,849	7,462
6.50%, 08/01/2032	35	40		4.50%, 07/01/2039	8,534	9,436
6.50%, 04/01/2035	27	31
6.50%, 02/01/2037	113	131		4.50%, 07/01/2039	4,136	4,573
				4.50%, 09/01/2039	4,863	5,377
6.50%, 09/01/2038	5,504	6,183		4.50%, 09/01/2040	8,299	8,961
7.00%, 07/01/2024	7	8
7.00%, 01/01/2028	859	994		4.50%, 12/01/2040	8,012	8,791
				4.50%, 03/01/2041	8,519	9,360
7.00%, 06/01/2029	308	366		4.50%, 05/01/2041	11,287	12,385
7.00%, 01/01/2031	4	4
7.00%, 03/01/2031	70	82		5.00%, 01/01/2018	95	102
				5.00%, 11/01/2018	581	627
7.00%, 04/01/2031	174	207		5.00%, 04/01/2019	131	141
7.00%, 06/01/2031	26	30		5.00%, 01/01/2026	322	352
7.00%, 10/01/2031	183	216
7.00%, 04/01/2032	474	556		5.00%, 08/01/2033	6,000	6,538
				5.00%, 04/01/2035	460	517
7.00%, 01/01/2037	1,015	1,171		5.00%, 05/01/2035	342	371
7.50%, 12/01/2030	4	4
7.50%, 02/01/2031	4	5		5.00%, 07/01/2035	126	137
				5.00%, 07/01/2035	1,042	1,132
7.50%, 02/01/2031	54	63		5.00%, 08/01/2035	172	187
8.00%, 08/01/2030	1	2
8.00%, 12/01/2030	40	45		5.00%, 05/01/2038	529	575
				5.00%, 12/01/2039	3,951	4,347
8.50%, 04/01/2019	4	4		5.00%, 01/01/2040	6,147	6,763
8.50%, 07/01/2029	195	233
9.00%, 09/01/2016	1	2		5.00%, 04/01/2040	8,629	9,534
				5.00%, 04/01/2040	2,232	2,482
9.00%, 05/01/2021	1	2		5.00%, 05/01/2040	9,192	10,131
9.00%, 09/01/2021	1	1		5.00%, 06/01/2040	3,622	4,002
9.00%, 01/01/2022	1	2		5.04%, 12/01/2033(a)	245	263
		$416,804		5.50%, 09/01/2017	12	12
Federal National Mortgage Association (FNMA) - 29.17%				5.50%, 09/01/2017	101	108
2.00%, 10/01/2027	6,893	7,084		5.50%, 12/01/2017	719	769
2.00%, 10/01/2027	5,204	5,345		5.50%, 03/01/2018	105	113
2.00%, 10/01/2027	11,358	11,666		5.50%, 06/01/2019	21	23
2.00%, 02/01/2028	8,829	9,059		5.50%, 06/01/2019	29	31
2.00%, 03/01/2028	11,870	12,199		5.50%, 07/01/2019	59	64
2.47%, 03/01/2028(a)	17	17		5.50%, 07/01/2019	23	25
2.50%, 05/01/2027	10,305	10,786		5.50%, 07/01/2019	35	39
2.50%, 06/01/2027	16,427	17,208		5.50%, 07/01/2019	110	119
2.50%, 06/01/2027	12,076	12,655		5.50%, 07/01/2019	6	7
2.50%, 10/01/2027	5,251	5,511		5.50%, 08/01/2019	123	134
2.76%, 11/01/2033(a)	12	12		5.50%, 08/01/2019	23	25

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 09/01/2019	$131	$143		6.50%, 07/01/2037	$74	$83
5.50%, 06/01/2026	275	300		6.50%, 07/01/2037	85	95
5.50%, 05/01/2033	240	263		6.50%, 08/01/2037	195	220
5.50%, 07/01/2033	1,966	2,207		6.50%, 08/01/2037	2,021	2,265
5.50%, 09/01/2033	1,164	1,307		6.50%, 10/01/2037	8,073	9,104
5.50%, 02/01/2034	6,628	7,153		6.50%, 01/01/2038	32	37
5.50%, 09/01/2034	1,150	1,265		6.50%, 02/01/2038	77	86
5.50%, 02/01/2035	4,972	5,506		6.50%, 05/01/2038	28	33
5.50%, 09/01/2035	783	877		6.50%, 02/01/2039	3,168	3,539
5.50%, 02/01/2037	28	31		7.00%, 05/01/2022	37	42
5.50%, 06/01/2037	714	790		7.00%, 08/01/2028	151	179
5.50%, 12/01/2037	3,469	3,882		7.00%, 12/01/2028	130	147
5.50%, 03/01/2038	1,319	1,460		7.00%, 04/01/2029	73	87
5.50%, 03/01/2038	836	938		7.00%, 07/01/2029	137	160
5.50%, 07/01/2038	3,635	4,018		7.00%, 11/01/2031	744	867
5.50%, 06/01/2040	5,817	6,398		7.00%, 07/01/2032	207	236
6.00%, 12/01/2016	317	335		7.50%, 12/01/2024	174	198
6.00%, 01/01/2017	11	12		7.50%, 07/01/2029	40	40
6.00%, 04/01/2017	43	46		7.50%, 02/01/2030	102	117
6.00%, 08/01/2017	734	787		7.50%, 01/01/2031	4	5
6.00%, 08/01/2018	374	400		7.50%, 05/01/2031	7	7
6.00%, 12/01/2022	48	52		7.50%, 08/01/2032	36	45
6.00%, 03/01/2029	135	151		8.00%, 05/01/2022	3	3
6.00%, 08/01/2031	803	898		8.00%, 01/01/2025	1	2
6.00%, 12/01/2031	5	6		8.00%, 01/01/2025	1	2
6.00%, 12/01/2031	23	26		8.50%, 02/01/2023	3	3
6.00%, 01/01/2032	760	848		8.50%, 09/01/2025	3	3
6.00%, 11/01/2032	26	29		9.00%, 09/01/2030	46	55
6.00%, 04/01/2033	399	446				$574,402
6.00%, 02/01/2034	520	584		Government National Mortgage Association (GNMA) -
6.00%, 03/01/2034	1,337	1,501		11.43%
6.00%, 09/01/2034	2,599	2,817		3.00%, 04/15/2027	10,647	11,343
6.00%, 11/01/2037	685	765		3.00%, 11/15/2042	11,886	12,699
6.00%, 02/01/2038	475	531		3.00%, 11/15/2042	8,925	9,513
6.00%, 03/01/2038	216	242		3.00%, 12/15/2042	9,931	10,585
6.00%, 05/01/2038	7,325	8,186		3.50%, 05/20/2027	6,980	7,475
6.00%, 08/01/2038	2,909	3,251		3.50%, 11/15/2041	6,686	7,295
6.50%, 06/01/2016	6	7		3.50%, 12/20/2041	9,416	10,222
6.50%, 09/01/2024	566	632		3.50%, 07/15/2042	12,140	13,245
6.50%, 08/01/2028	102	119		3.50%, 08/20/2042	9,741	10,618
6.50%, 11/01/2028	115	129		4.00%, 11/15/2040	9,721	10,712
6.50%, 12/01/2028	49	58		4.00%, 10/15/2041	11,986	13,141
6.50%, 02/01/2029	40	44		4.00%, 02/20/2043	5,921	6,445
6.50%, 03/01/2029	82	93		4.50%, 09/20/2039	9,681	10,610
6.50%, 04/01/2029	89	105		4.50%, 10/15/2039	7,604	8,425
6.50%, 06/01/2031	78	93		4.50%, 03/20/2040	10,901	12,069
6.50%, 06/01/2031	149	176		4.50%, 06/15/2041	4,127	4,568
6.50%, 06/01/2031	284	309		4.50%, 09/20/2041	10,010	11,083
6.50%, 09/01/2031	6	7		4.50%, 12/20/2041	8,557	9,437
6.50%, 12/01/2031	6	7		5.00%, 02/15/2034	403	445
6.50%, 01/01/2032	128	146		5.00%, 07/15/2039	3,065	3,363
6.50%, 03/01/2032	634	751		5.00%, 10/15/2039	7,191	8,050
6.50%, 04/01/2032	34	38		5.00%, 06/20/2041	6,894	7,620
6.50%, 04/01/2032	527	625		5.50%, 12/15/2013	1	2
6.50%, 08/01/2032	267	316		5.50%, 01/15/2014	8	9
6.50%, 11/01/2032	162	176		5.50%, 03/15/2014	6	6
6.50%, 11/01/2032	604	687		5.50%, 07/20/2033	3,300	3,647
6.50%, 11/01/2032	250	282		5.50%, 02/20/2034	3,503	3,877
6.50%, 12/01/2032	673	777		5.50%, 03/20/2034	3,282	3,633
6.50%, 02/01/2033	513	588		5.50%, 05/20/2035	404	447
6.50%, 07/01/2034	1,389	1,568		5.50%, 01/15/2039	430	479
6.50%, 07/01/2034	825	948		5.50%, 01/15/2039	1,116	1,223
6.50%, 02/01/2036	5,072	5,640		6.00%, 10/15/2023	192	218
6.50%, 04/01/2036	34	38		6.00%, 11/15/2023	47	54
6.50%, 08/01/2036	448	504		6.00%, 11/15/2023	66	75
6.50%, 08/01/2036	206	232		6.00%, 12/15/2023	3	3
6.50%, 09/01/2036	6,663	7,807		6.00%, 12/15/2023	47	53
6.50%, 10/01/2036	160	180		6.00%, 12/15/2023	34	38
6.50%, 11/01/2036	156	176		6.00%, 01/15/2024	18	20

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
6.00%, 01/20/2024	$14	$16		7.00%, 05/15/2026	$8	$9
6.00%, 02/15/2024	51	57		7.00%, 01/15/2027	27	33
6.00%, 02/15/2024	36	41		7.00%, 03/15/2027	34	41
6.00%, 02/15/2024	44	50		7.00%, 10/15/2027	14	17
6.00%, 03/15/2024	20	22		7.00%, 10/15/2027	3	3
6.00%, 04/20/2024	51	58		7.00%, 10/15/2027	3	3
6.00%, 05/20/2024	37	42		7.00%, 11/15/2027	53	63
6.00%, 05/20/2024	25	28		7.00%, 12/15/2027	28	33
6.00%, 10/20/2024	26	29		7.00%, 12/15/2027	2	3
6.00%, 09/20/2025	27	31		7.00%, 02/15/2028	1	1
6.00%, 04/20/2026	132	150		7.00%, 04/15/2028	21	22
6.00%, 10/20/2028	18	21		7.00%, 04/15/2028	3	3
6.00%, 02/20/2029	194	225		7.00%, 06/15/2028	167	200
6.00%, 05/20/2032(a)	618	706		7.00%, 12/15/2028	109	131
6.00%, 08/15/2032	99	113		7.00%, 01/15/2029	63	76
6.00%, 09/15/2032	264	304		7.00%, 03/15/2029	50	60
6.00%, 02/15/2033	47	54		7.00%, 04/15/2029	207	247
6.00%, 07/20/2033	2,339	2,680		7.00%, 04/15/2029	27	32
6.00%, 08/15/2038	869	990		7.00%, 05/15/2031	16	20
6.50%, 09/15/2023	21	23		7.00%, 06/20/2031	104	126
6.50%, 09/15/2023	16	18		7.00%, 07/15/2031	3	4
6.50%, 09/15/2023	26	29		7.00%, 09/15/2031	3	3
6.50%, 09/15/2023	30	35		7.25%, 09/15/2025	35	42
6.50%, 10/15/2023	38	42		7.50%, 04/15/2017	11	12
6.50%, 11/15/2023	7	8		7.50%, 04/15/2017	12	13
6.50%, 12/15/2023	22	24		7.50%, 04/15/2017	3	3
6.50%, 12/15/2023	14	16		7.50%, 07/15/2018	8	8
6.50%, 12/15/2023	66	73		7.50%, 12/15/2021	29	29
6.50%, 12/15/2023	44	49		7.50%, 02/15/2022	16	16
6.50%, 01/15/2024	11	12		7.50%, 03/15/2022	4	4
6.50%, 01/15/2024	24	27		7.50%, 03/15/2022	12	12
6.50%, 01/15/2024	6	7		7.50%, 04/15/2022	10	10
6.50%, 01/15/2024	52	58		7.50%, 04/15/2022	10	11
6.50%, 01/15/2024	37	41		7.50%, 04/15/2022	30	31
6.50%, 01/15/2024	11	12		7.50%, 04/15/2022	8	8
6.50%, 01/15/2024	32	36		7.50%, 05/15/2022	13	13
6.50%, 03/15/2024	89	98		7.50%, 07/15/2022	39	40
6.50%, 04/15/2024	30	34		7.50%, 08/15/2022	44	45
6.50%, 04/20/2024	18	20		7.50%, 08/15/2022	2	3
6.50%, 07/15/2024	84	95		7.50%, 08/15/2022	9	10
6.50%, 01/15/2026	19	22		7.50%, 08/15/2022	12	13
6.50%, 03/15/2026	30	34		7.50%, 08/15/2022	19	19
6.50%, 07/20/2026	5	5		7.50%, 02/15/2023	4	5
6.50%, 02/15/2028	11	12		7.50%, 02/15/2023	12	13
6.50%, 10/20/2028	19	23		7.50%, 05/15/2023	5	5
6.50%, 03/20/2031	149	180		7.50%, 05/15/2023	16	17
6.50%, 04/20/2031	122	149		7.50%, 05/15/2023	27	27
6.50%, 07/15/2031	3	4		7.50%, 06/15/2023	18	20
6.50%, 10/15/2031	33	40		7.50%, 10/15/2023	4	5
6.50%, 07/15/2032	18	20		7.50%, 11/15/2023	14	15
6.50%, 04/20/2034	849	998		7.50%, 03/15/2024	39	44
6.50%, 05/20/2034	854	1,049		7.50%, 08/15/2024	1	2
6.80%, 04/20/2025	56	65		7.50%, 04/15/2027	4	4
7.00%, 11/15/2022	8	9		7.50%, 05/15/2027	19	19
7.00%, 11/15/2022	48	56		7.50%, 05/15/2027	8	8
7.00%, 12/15/2022	66	76		7.50%, 06/15/2027	12	12
7.00%, 12/15/2022	10	12		7.50%, 08/15/2029	124	144
7.00%, 01/15/2023	25	29		7.50%, 09/15/2029	56	59
7.00%, 01/15/2023	12	14		7.50%, 09/15/2029	87	95
7.00%, 01/15/2023	9	11		7.50%, 10/15/2029	92	106
7.00%, 02/15/2023	104	121		7.50%, 11/15/2029	54	55
7.00%, 07/15/2023	12	15		7.50%, 11/15/2029	88	95
7.00%, 07/15/2023	24	28		8.00%, 08/15/2016	18	18
7.00%, 07/15/2023	32	37		8.00%, 12/15/2016	5	5
7.00%, 08/15/2023	22	25		8.00%, 04/15/2017	11	11
7.00%, 10/15/2023	22	25		8.00%, 05/15/2017	3	3
7.00%, 12/15/2023	34	40		8.00%, 06/15/2017	7	7
7.00%, 12/15/2023	22	26		8.00%, 06/15/2017	3	3
7.00%, 01/15/2026	15	18		8.00%, 02/15/2022	32	36

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2013 (unaudited)

				(b) Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
U.S. GOVERNMENT & GOVERNMENT	Principal			registration, normally to qualified institutional buyers. Unless otherwise
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	indicated, these securities are not considered illiquid. At the end of the
Government National Mortgage Association (GNMA)				period, the value of these securities totaled $124,521 or 6.32% of net
(continued)				assets.
8.00%, 04/15/2022	$28	$32		(c) Fair value of these investments is determined in good faith by the
8.00%, 12/15/2030	11	13		Manager under procedures established and periodically reviewed by the
9.00%, 11/15/2021	98	107		Board of Directors. At the end of the period, the fair value of these
9.50%, 04/15/2016	2	3		securities totaled $14,392 or 0.73% of net assets.
9.50%, 09/15/2016	1	1		(d) Non-Income Producing Security
9.50%, 11/15/2016	5	5		(e) Security is a Principal Only Strip.
9.50%, 07/15/2017	19	19
9.50%, 10/15/2017	7	8
9.50%, 11/15/2017	15	15
9.50%, 09/20/2018	48	50		Portfolio Summary (unaudited)
9.50%, 09/15/2020	10	10		Sector	Percent
9.50%, 12/20/2020	21	21		Mortgage Securities	91.66%
9.50%, 01/20/2021	3	3		Government	4 .97%
9.50%, 02/20/2021	2	2		Asset Backed Securities	1 .88%
9.50%, 03/20/2021	2	2		Financial	1 .52%
9.50%, 08/15/2021	102	114		Liabilities in Excess of Other Assets, Net	(0.03)%
		$224,974		TOTAL NET ASSETS	100.00%
U.S. Treasury - 4.45%
1.75%, 10/31/2018	21,500	22,636
3.13%, 05/15/2021	7,000	7,970
4.13%, 05/15/2015	12,750	13,758
4.25%, 11/15/2013	7,000	7,156
4.25%, 11/15/2040	11,400	14,594
4.88%, 08/15/2016	6,000	6,884
6.25%, 08/15/2023	10,200	14,627
		$87,625
U.S. Treasury Strip - 0.52%
0.00%, 11/15/2015(d),(e)	4,000	3,971
0.00%, 05/15/2020(d),(e)	6,800	6,276
		$10,247
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,314,052
	Maturity
REPURCHASE AGREEMENTS - 1.52%	Amount (000's)	Value(000	's)
Banks- 1.52%
Investment in Joint Trading Account; Credit	$3,523	$3,523
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $3,593,086; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	12,682	12,681
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $12,935,108; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	7,398	7,397
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $7,545,480; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	6,341	6,341
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$6,467,554; 0.63%; dated 08/31/17)
		$29,942
TOTAL REPURCHASE AGREEMENTS		$29,942
Total Investments		$1,969,471
Liabilities in Excess of Other Assets, Net - (0.03)%		$(683)
TOTAL NET ASSETS - 100.00%		$1,968,788

(a) Variable Rate. Rate shown is in effect at April 30, 2013.

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 0.03%	Shares Held	Value(000	's)		Principal
Automobile Manufacturers - 0.03%				BONDS (continued)	Amount (000's)		Value	(000	's)
New Flyer Industries Inc	121,100	$1,160		Automobile Parts & Equipment - 0.20%
				Continental Rubber of America Corp
				4.50%, 09/15/2019(d)		$4,175		$4,333
Biotechnology - 0.00%
Neuro-Hitech Inc (a),(b)	250,000	2		Schaeffler Finance BV
				4.75%, 05/15/2021(d)		3,585		3,630
								$7,963
Computers - 0.00%
SONICblue Inc (a),(c)	10,000,000	—		Banks- 4.62%
				Ally Financial Inc
				5.50%, 02/15/2017		17,230		18,779
Energy - Alternate Sources - 0.00%				8.00%, 03/15/2020		11,965		15,046
Ogden Corp (a),(b),(c)	5,000,000	—		CIT Group Inc
Ogden Corp (a),(b),(c)	5,000,000	—		5.00%, 08/15/2022		18,980		21,226
		$—		6.63%, 04/01/2018(d)		3,105		3,625
				HBOS Capital Funding No2 LP
Food Service - 0.00%				6.07%, 06/29/2049(d),(e)		7,240		6,634
FU JI Food and Catering Services Holdings	962,000	—
Ltd (a),(b),(c)				LBG Capital No.1 PLC
				8.00%, 12/29/2049(d),(e)		18,405		19,660
				Morgan Stanley
Media- 0.00%				4.88%, 11/01/2022		23,250		25,063
Network Communications Inc (a),(c)	393,257	—		RBS Capital Trust I
				4.71%, 12/29/2049		20,802		16,902
Semiconductors - 0.00%				RBS Capital Trust III
Tower SemiconductorLtd - Warrants (a),(b),(c)	225,800	—		5.51%, 09/29/2049		23,700		19,671
Tower Semiconductor Ltd - Warrants (a),(b),(c)	3,821,912	—		Royal Bank of Scotland Group PLC
				6.13%, 12/15/2022		7,085		7,623
		$—		UBS AG/Stamford CT
TOTAL COMMON STOCKS		$1,162		7.63%, 08/17/2022		27,100		31,424
PREFERRED STOCKS - 0.59%	Shares Held	Value(000	's)					$185,653
Banks- 0.59%				Building Materials - 0.11%
Ally Financial Inc (d)	24,000	23,684
				Ainsworth Lumber Co Ltd
				7.50%, 12/15/2017(d)		3,270		3,564
TOTAL PREFERRED STOCKS		$23,684		Spie BondCo 3 SCA
	Principal			11.00%, 08/15/2019(d)	EUR	700		1,044
BONDS- 84.16%	Amount (000's)	Value(000	's)					$4,608
Advertising - 0.15%				Chemicals - 3.27%
MDC Partners Inc				Axiall Corp
6.75%, 04/01/2020(d)	$5,725	$5,954		4.88%, 05/15/2023(d)		$3,007		3,142
				Cornerstone Chemical Co
Aerospace & Defense - 0.27%				9.38%, 03/15/2018(d)		2,445		2,592
Air 2 US				9.38%, 03/15/2018		4,085		4,330
8.63%, 10/01/2020(c),(d)	10,672	10,806		Eagle Spinco Inc
				4.63%, 02/15/2021(d)		14,335		15,052
				LyondellBasell Industries NV
Agriculture - 0.26%				5.75%, 04/15/2024		23,020		27,736
Southern States Cooperative Inc				6.00%, 11/15/2021		4,315		5,235
11.25%, 05/15/2015(d)	9,770	10,271
				NOVA Chemicals Corp
				8.63%, 11/01/2019		7,837		8,866
Airlines - 0.39%				Taminco Corp
Northwest Airlines 1999-2 Class B Pass				9.13%, PIK 9.88%, 12/15/2017(d),(f)		21,200		21,730
Through Trust				Taminco Global Chemical Corp
7.95%, 03/01/2015(c)	3,442	3,442		9.75%, 03/31/2020(d)		37,515		42,579
United Airlines 2007-1 Class C Pass Through								$131,262
Trust
2.76%, 07/02/2014(c),(e)	7,874	7,795		Coal- 0.30%
US Airways 2001-1G Pass Through Trust				Consol Energy Inc
7.08%, 09/20/2022 (c)	4,049	4,393		6.38%, 03/01/2021		6,900		7,210
				SunCoke Energy Partners LP / SunCoke
		$15,630		Energy Partners Finance Corp
Automobile Manufacturers - 1.60%				7.38%, 02/01/2020(d)		4,560		4,868
Chrysler Group LLC / CG Co-Issuer Inc								$12,078
8.00%, 06/15/2019	22,565	25,273		Commercial Services - 1.16%
Jaguar Land Rover Automotive PLC				BakerCorp International Inc
5.63%, 02/01/2023(d)	4,560	4,765
7.75%, 05/15/2018(d)	7,845	8,669		8.25%, 06/01/2019		7,210		7,498
8.13%, 05/15/2021(d)	2,535	2,902		Emergency Medical Services Corp
				8.13%, 06/01/2019		7,697		8,525
Navistar International Corp				Igloo Holdings Corp
8.25%, 11/01/2021	21,650	22,543		8.25%, PIK 9.00%, 12/15/2017(d),(f)		8,395		8,563
		$64,152

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Commercial Services (continued)				Electrical Components & Equipment - 0.49%
United Rentals North America Inc				NorCell 1B AB
8.25%, 02/01/2021	$19,295	$21,996		12.40%, 12/01/2019(d)	EUR	10,000		$13,894
		$46,582		Norcell Sweden Holding 2 AB
				10.75%, 09/29/2019(d)		4,000		5,873
Computers - 3.02%								$19,767
NCR Corp
4.63%, 02/15/2021(d)	16,370	16,370		Electronics - 0.85%
Seagate HDD Cayman				Rexel SA
6.88%, 05/01/2020	67,180	72,974		5.25%, 06/15/2020(d)		$3,800		4,009
7.75%, 12/15/2018	9,698	10,692		6.13%, 12/15/2019(d)		7,095		7,627
Spansion LLC				Viasystems Inc
7.88%, 11/15/2017	20,110	21,166		7.88%, 05/01/2019(d)		21,220		22,653
		$121,202						$34,289
Consumer Products - 2.25%				Engineering & Construction - 0.21%
Reynolds Group Issuer Inc / Reynolds Group				Weekley Homes LLC / Weekley Finance
Issuer LLC / Reynolds Group Issuer				Corp
(Luxembourg) S.A.				6.00%, 02/01/2023(d)		8,240		8,549
5.75%, 10/15/2020	7,325	7,673
7.13%, 04/15/2019	12,995	14,002
7.88%, 08/15/2019	2,950	3,304		Entertainment - 3.04%
				CCM Merger Inc
9.00%, 04/15/2019	15,815	17,080		9.13%, 05/01/2019(d)		17,660		18,587
9.88%, 08/15/2019	31,533	35,396		Lions Gate Entertainment Inc
Sun Products Corp/The				10.25%, 11/01/2016(d)		10,125		11,024
7.75%, 03/15/2021(d)	12,645	13,056
				Peninsula Gaming LLC / Peninsula Gaming
		$90,511		Corp
Cosmetics & Personal Care - 0.09%				8.38%, 02/15/2018(d)		16,680		18,014
Albea Beauty Holdings SA				Regal Entertainment Group
8.38%, 11/01/2019(d)	3,200	3,440		5.75%, 02/01/2025		6,210		6,257
				9.13%, 08/15/2018		13,440		15,053
				WMG Acquisition Corp
Distribution & Wholesale - 0.65%				6.00%, 01/15/2021(d)		7,355		7,870
HD Supply Inc				11.50%, 10/01/2018		27,245		32,421
7.50%, 07/15/2020(d)	4,165	4,508
				WMG Holdings Corp
10.50%, 01/15/2021	20,630	21,636		13.75%, 10/01/2019		10,710		12,959
		$26,144						$122,185
Diversified Financial Services - 3.12%				Environmental Control - 0.41%
Aircastle Ltd				ADS Waste Holdings Inc
7.63%, 04/15/2020	8,050	9,499		8.25%, 10/01/2020(d)		15,050		16,442
9.75%, 08/01/2018	18,155	20,719
Credit Acceptance Corp
9.13%, 02/01/2017	24,940	27,185		Forest Products & Paper - 1.60%
DVI Inc				Boise Cascade LLC/Boise Cascade Finance
0.00%, 02/01/2004(a),(b),(c)	8,575	600		Corp
0.00%, 02/01/2004(a),(b),(c)	6,850	479		6.38%, 11/01/2020(d)		5,715		6,115
Icahn Enterprises LP / Icahn Enterprises				Resolute Forest Products Inc
Finance Corp				5.88%, 05/15/2023(d),(g)		12,175		12,023
8.00%, 01/15/2018	20,355	21,882		Sappi Papier Holding GmbH
International Lease Finance Corp				7.50%, 06/15/2032(d)		17,625		15,246
6.25%, 05/15/2019	14,540	16,303		7.75%, 07/15/2017(d)		5,000		5,562
8.62%, 09/15/2015(e)	9,690	11,047		8.38%, 06/15/2019(d)		13,775		15,428
SquareTwo Financial Corp				Verso Paper Holdings LLC / Verso Paper Inc
11.63%, 04/01/2017	16,825	17,456		11.75%, 01/15/2019		9,340		9,970
		$125,170						$64,344
Electric - 2.29%				Healthcare - Products - 1.95%
Elwood Energy LLC				Angiotech Pharmaceuticals Inc
8.16%, 07/05/2026	8,012	8,342		5.00%, 12/01/2013(e)		1,712		1,712
Energy Future Intermediate Holding Co LLC /				9.00%, 12/01/2016		31,963		32,021
EFIH Finance Inc				Kinetic Concepts Inc / KCI USA Inc
11.75%, 03/01/2022(d)	19,867	22,748		10.50%, 11/01/2018		12,025		13,498
Indiantown Cogeneration LP				Universal Hospital Services Inc
9.77%, 12/15/2020	5,687	6,312		7.63%, 08/15/2020		28,865		31,246
Mirant Mid Atlantic Pass Through Trust C								$78,477
10.06%, 12/30/2028	31,010	35,041
NRG Energy Inc				Healthcare - Services - 4.62%
				CDRT Holding Corp
8.25%, 09/01/2020	17,375	19,764		9.25%, PIK 10.00%, 10/01/2017(d),(f)		12,430		12,974
		$92,207		Centene Corp
				5.75%, 06/01/2017		14,533		15,641

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Healthcare - Services (continued)					Iron & Steel (continued)
Fresenius Medical Care US Finance II Inc					Bluescope Steel Ltd / Bluescope Steel
5.88%, 01/31/2022(d)		$7,825	$8,960		Finance
Fresenius Medical Care US Finance Inc					7.13%, 05/01/2018(d)		$5,760		$5,933
6.50%, 09/15/2018(d)		4,895	5,666						$59,389
HCA Holdings Inc
6.25%, 02/15/2021		2,480	2,715		Lodging - 1.19%
HCA Inc					Caesars Entertainment Operating Co Inc
4.75%, 05/01/2023		16,330	17,024		11.25%, 06/01/2017		7,980		8,439
7.25%, 09/15/2020		29,885	33,135		MGM Resorts International
7.50%, 11/06/2033		6,000	6,270		6.63%, 12/15/2021		8,290		9,005
8.50%, 04/15/2019		27,440	30,253		8.63%, 02/01/2019		7,115		8,431
Medi-Partenaires SAS					10.00%, 11/01/2016		18,060		21,898
7.00%, 05/15/2020(c),(d),(g)	EUR	500	658						$47,773
MultiPlan Inc					Media- 6.45%
9.88%, 09/01/2018(d)		$26,565	29,919		Cablevision Systems Corp
Radnet Management Inc					8.00%, 04/15/2020		14,880		17,112
10.38%, 04/01/2018		20,859	22,319		CSC Holdings LLC
			$185,534		6.75%, 11/15/2021		4,685		5,353
Holding Companies - Diversified - 0.19%					Cumulus Media Holdings Inc
Alphabet Holding Co Inc					7.75%, 05/01/2019		27,247		27,792
7.75%, 11/01/2017(d)		7,445	7,780		DISH DBS Corp
					4.25%, 04/01/2018(d)		7,165		7,040
					5.00%, 03/15/2023(b),(d)		5,710		5,539
Home Builders - 2.07%					5.88%, 07/15/2022		36,080		36,801
Ashton Woods USA LLC / Ashton Woods					6.75%, 06/01/2021		40,955		44,231
Finance Co					7.88%, 09/01/2019		28,160		32,102
6.88%, 02/15/2021(d)		7,955	8,233		Network Communications Inc
Beazer Homes USA Inc					8.60%, PIK 8.60%, 01/14/2020(c),(d),(f)		2,807		—
7.25%, 02/01/2023(d)		8,345	8,721		Polish Television Holding BV
Lennar Corp					11.25%, 05/15/2017(d),(e)	EUR	3,745		5,376
4.13%, 12/01/2018(d)		14,125	14,372		TVN Finance Corp II AB
4.75%, 11/15/2022(d)		29,605	29,827		10.75%, 11/15/2017(d)		3,485		5,003
MDC Holdings Inc					Unitymedia Hessen GmbH & Co KG /
6.00%, 01/15/2043		13,801	13,496		Unitymedia NRW GmbH
Taylor Morrison Communities Inc / Monarch					5.50%, 01/15/2023(d)		$10,100		10,453
Communities Inc					Univision Communications Inc
5.25%, 04/15/2021(d)		8,330	8,518		6.75%, 09/15/2022(d)		7,000		7,770
			$83,167		6.88%, 05/15/2019(d)		6,735		7,358
					7.88%, 11/01/2020(d)		1,485		1,671
Insurance - 1.41%					8.50%, 05/15/2021(d)		14,896		16,609
CNO Financial Group Inc
6.38%, 10/01/2020(d)		5,770	6,217		WideOpenWest Finance LLC /
					WideOpenWest Capital Corp
Fidelity & Guaranty Life Holdings Inc					13.38%, 10/15/2019(d)		24,985		28,983
6.38%, 04/01/2021(d)		8,155	8,461
Genworth Holdings Inc									$259,193
7.63%, 09/24/2021		7,364	9,236		Mining - 1.47%
Liberty Mutual Group Inc					FMG Resources August 2006 Pty Ltd
7.00%, 03/15/2037(d),(e)		19,172	19,795		6.88%, 02/01/2018(d)		11,350		12,088
XL Group PLC					8.25%, 11/01/2019(d)		14,720		16,192
6.50%, 12/31/2049(e)		13,292	13,059		Inmet Mining Corp
			$56,768		7.50%, 06/01/2021(d)		10,630		11,108
					Midwest Vanadium Pty Ltd
Internet - 1.33%					11.50%, 02/15/2018(d)		12,060		7,839
Cerved Technologies SpA
6.38%, 01/15/2020(d)	EUR	850	1,136		St Barbara Ltd
					8.88%, 04/15/2018(d)		10,320		10,191
8.00%, 01/15/2021(d)		850	1,133
Equinix Inc					Taseko Mines Ltd
4.88%, 04/01/2020		$4,860	5,079		7.75%, 04/15/2019		1,630		1,655
5.38%, 04/01/2023		15,430	16,163						$59,073
Zayo Group LLC / Zayo Capital Inc					Oil & Gas - 10.84%
10.13%, 07/01/2020		25,370	30,000		Antero Resources Finance Corp
			$53,511		6.00%, 12/01/2020		20,580		21,763
					Carrizo Oil & Gas Inc
Iron & Steel - 1.48%					7.50%, 09/15/2020		11,280		12,239
AK Steel Corp					8.63%, 10/15/2018		17,745		19,653
8.38%, 04/01/2022		18,725	16,197
ArcelorMittal					Chaparral Energy Inc
					7.63%, 11/15/2022		9,460		10,453
7.50%, 10/15/2039		35,415	37,259		7.63%, 11/15/2022(d)		5,895		6,455
					9.88%, 10/01/2020		6,750		7,864

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Real Estate - 0.42%
Chesapeake Energy Corp				Crescent Resources LLC / Crescent Ventures
5.75%, 03/15/2023	$18,785	$20,382		Inc
6.13%, 02/15/2021	11,220	12,342		10.25%, 08/15/2017(d)	$7,875		$8,860
Concho Resources Inc				Mattamy Group Corp
5.50%, 10/01/2022	6,200	6,618		6.50%, 11/15/2020(d)	8,215		8,112
7.00%, 01/15/2021	10,270	11,554					$16,972
Continental Resources Inc/OK
4.50%, 04/15/2023(d)	38,110	40,635		REITS- 0.56%
5.00%, 09/15/2022	36,155	39,319		iStar Financial Inc
EP Energy LLC / EP Energy Finance Inc				7.13%, 02/15/2018	12,385		13,128
9.38%, 05/01/2020	18,325	21,349		9.00%, 06/01/2017	8,295		9,456
EP Energy LLC / Everest Acquisition Finance							$22,584
Inc				Retail - 2.30%
6.88%, 05/01/2019	6,615	7,243		Claire's Stores Inc
7.75%, 09/01/2022	4,110	4,716		6.13%, 03/15/2020(d)	8,170		8,630
EPE Holdings LLC / EP Energy Bond Co Inc				9.00%, 03/15/2019(d)	12,410		14,225
8.13%, PIK 8.88%, 12/15/2017(d),(f)	4,775	5,085		Landry's Holdings II Inc
Halcon Resources Corp				10.25%, 01/01/2018(d)	18,155		19,358
8.88%, 05/15/2021(d)	16,625	17,830		Landry's Inc
Kodiak Oil & Gas Corp				9.38%, 05/01/2020(d)	1,190		1,311
5.50%, 01/15/2021(d)	16,200	17,091		New Academy Finance Co LLC / New
8.13%, 12/01/2019	12,060	13,718		Academy Finance Corp
Oasis Petroleum Inc				8.00%, PIK 8.75%, 06/15/2018(d),(f)	18,070		18,815
6.50%, 11/01/2021	3,655	4,021		Petco Holdings Inc
6.88%, 01/15/2023	11,425	12,682		8.50%, PIK 9.25%, 10/15/2017(d),(f)	16,740		17,472
Offshore Group Investment Ltd				Suburban Propane Partners LP/Suburban
7.13%, 04/01/2023(d)	8,245	8,575		Energy Finance Corp
7.50%, 11/01/2019(d)	16,190	17,445		7.38%, 03/15/2020	11,525		12,533
PDC Energy Inc							$92,344
7.75%, 10/15/2022(d)	24,945	27,252
Plains Exploration & Production Co				Savings & Loans - 0.00%
6.50%, 11/15/2020	12,665	14,121		Washington Mutual Bank / Henderson NV
6.88%, 02/15/2023	21,065	23,988		0.00%, 06/15/2011(a),(c)	3,500		—
Seadrill Ltd				0.00%, 01/15/2013(a),(c)	3,000		—
5.63%, 09/15/2017(d)	30,370	31,053		0.00%, 01/15/2015(a),(c),(e)	2,000		—
		$435,446					$—
Oil & Gas Services - 0.25%				Semiconductors - 0.49%
Hornbeck Offshore Services Inc				Jazz Technologies Inc
5.00%, 03/01/2021(d)	9,820	9,869		8.00%, 06/30/2015(d)	1		1
				8.00%, 06/30/2015	21,517		19,795
							$19,796
Packaging & Containers - 1.16%
ARD Finance SA				Telecommunications - 11.25%
11.13%, PIK 11.13%, 06/01/2018(d),(f)	2,716	3,059		Altice Financing SA
Ardagh Packaging Finance PLC / Ardagh MP				7.88%, 12/15/2019(d)	2,300		2,542
Holdings USA Inc				Altice Finco SA
7.00%, 11/15/2020(d)	5,885	6,223		9.88%, 12/15/2020(d)	9,055		10,314
Crown Cork & Seal Co Inc				Clearwire Communications LLC/Clearwire
7.38%, 12/15/2026	16,654	18,986		Finance Inc
Exopack Holding Corp				12.00%, 12/01/2015(d)	11,650		12,466
10.00%, 06/01/2018	18,030	18,210		Digicel Group Ltd
		$46,478		8.25%, 09/30/2020(d)	5,485		5,869
				10.50%, 04/15/2018(d)	12,250		13,567
Pharmaceuticals - 0.20%				Digicel Ltd
Sky Growth Acquisition Corp				6.00%, 04/15/2021(d)	14,950		14,987
7.38%, 10/15/2020(d)	7,460	7,964		8.25%, 09/01/2017(d)	4,200		4,421
				Eileme 1 AB
Pipelines - 1.71%				14.25%, PIK 14.25%, 08/15/2020(d),(f)	2,892		3,276
Enterprise Products Operating LLC				Eileme 2 AB
8.38%, 08/01/2066	17,645	20,270		11.63%, 01/31/2020(d)	13,650		16,209
Inergy Midstream LP / NRGM Finance Corp				Goodman Networks Inc
6.00%, 12/15/2020(d)	9,945	10,492		13.12%, 07/01/2018(d),(e)	5,175		5,744
MarkWest Energy Partners LP / MarkWest				Intelsat Jackson Holdings SA
Energy Finance Corp				7.25%, 10/15/2020	24,500		27,195
6.25%, 06/15/2022	10,036	11,165		Intelsat Luxembourg SA
6.50%, 08/15/2021	14,434	15,914		6.75%, 06/01/2018(d)	5,000		5,263
Sabine Pass Liquefaction LLC				7.75%, 06/01/2021(d)	14,565		15,366
5.63%, 02/01/2021(d)	10,410	10,774		8.13%, 06/01/2023(d)	12,950		13,792
		$68,615		11.25%, 02/04/2017	25,820		27,498

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2013 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value(000	's)	(continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)					Automobile Manufacturers - 0.10%
Level 3 Communications Inc					Chrysler Group LLC, Term Loan B
11.88%, 02/01/2019		$11,823	$13,906		6.00%, 05/24/2017(e)	$4,153		$4,206
Level 3 Financing Inc
8.13%, 07/01/2019		12,535	13,820
10.00%, 02/01/2018		12,280	13,523		Automobile Parts & Equipment - 0.40%
					HHI Holdings LLC, Term Loan
Matterhorn Financing & CY SCA					5.00%, 10/03/2018(e)	7,792		7,905
9.00%, 10/15/2019(c),(d)	EUR	4,000	5,307
					Schaeffler AG, Term Loan C
MetroPCS Wireless Inc					4.25%, 01/20/2017(e)	8,045		8,129
6.25%, 04/01/2021(d)		$20,330	21,829
6.63%, 04/01/2023(d)		14,645	15,743					$16,034
Mobile Challenger Intermediate Group SA					Chemicals - 0.45%
8.75%, PIK 9.50%, 03/15/2019(d),(f)	EUR	4,300	5,748		AI Chem & Cy SCA, Term Loan
NII Capital Corp					8.25%, 03/12/2020(e)	4,345		4,446
7.63%, 04/01/2021		$21,115	18,687		Ineos US Finance LLC, Term Loan
NII International Telecom Sarl					6.50%, 04/27/2018(e)	10,303		10,415
11.38%, 08/15/2019(d)		4,500	5,197		Taminco Global Chemical Corp, Term Loan
Nokia Siemens Networks Finance BV					B
7.13%, 04/15/2020(c),(d)	EUR	2,000	2,789		4.25%, 02/15/2019(e)	3,037		3,068
Softbank Corp								$17,929
4.50%, 04/15/2020(d)		$31,500	32,632
Sprint Capital Corp					Coal- 0.23%
6.88%, 11/15/2028		7,235	7,398		Patriot Coal Corp, DIP Term Loan
					9.25%, 12/09/2013(e)	9,440		9,198
Sprint Nextel Corp
6.00%, 11/15/2022		16,545	17,248
7.00%, 08/15/2020		32,870	35,993		Commercial Services - 0.16%
9.00%, 11/15/2018(d)		18,335	22,552		Bright Horizons Family Solutions Inc, Term
9.13%, 03/01/2017		2,346	2,762		Loan
UPC Holding BV					4.00%, 01/24/2020(e)	1,496		1,509
6.38%, 09/15/2022(d)	EUR	1,850	2,467		ISS A/S, Term Loan B
Wind Acquisition Finance SA					0.00%, 04/18/2018(e),(h)	5,000		5,020
6.50%, 04/30/2020(d)		$300	314
7.25%, 02/15/2018(d)		9,450	9,923					$6,529
11.75%, 07/15/2017(d)		1,902	2,040		Computers - 0.45%
Wind Acquisition Holdings Finance SA					CompuCom Systems Inc, Term Loan
12.25%, PIK 12.25%, 07/15/2017(d),(f)		21,861	23,445		6.50%, 10/02/2018(e)	9,656		9,656
			$451,832		10.25%, 10/02/2019(e)	8,380		8,548
								$18,204
Transportation - 2.47%
Kansas City Southern de Mexico SA de CV					Electric - 0.75%
6.13%, 06/15/2021		18,164	21,379		Dynegy Inc, Term Loan B1
Navios Maritime Acquisition Corp / Navios					0.00%, 04/16/2020(e),(h)	1,097		1,097
Acquisition Finance US Inc					Dynegy Inc, Term Loan B2
8.63%, 11/01/2017		27,571	27,537		0.00%, 04/16/2020(e),(h)	1,756		1,755
Navios South American Logistics Inc / Navios					Texas Competitive Electric Holdings Co LLC,
Logistics Finance US Inc					Term Loan NONEXT
9.25%, 04/15/2019(d)		4,985	5,446		3.73%, 10/10/2014(e)	36,433		27,355
PHI Inc								$30,207
8.63%, 10/15/2018		7,420	8,116		Entertainment - 1.03%
Swift Services Holdings Inc					CCM Merger Inc, Term Loan B
10.00%, 11/15/2018		32,155	36,817		6.00%, 02/01/2017(e)	19,243		19,436
			$99,295		Peninsula Gaming LLC, Term Loan B
TOTAL BONDS			$3,381,069		5.75%, 08/03/2017(e)	12,274		12,428
	Principal				WMG Acquisition Corp, Term Loan B
CONVERTIBLE BONDS - 0.09%	Amount (000's)		Value(000	's)	5.25%, 10/25/2018(e)	9,302		9,421
Food Service - 0.09%								$41,285
FU JI Food and Catering Services Holdings					Environmental Control - 0.12%
Ltd					ADS Waste Holdings Inc, Term Loan B
0.00%, 11/09/2009(a),(c)	HKD	46,500	480		4.25%, 10/05/2019(e)	4,589		4,644
0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	3,179
			$3,659
TOTAL CONVERTIBLE BONDS			$3,659		Food- 0.19%
SENIOR FLOATING RATE INTERESTS -					HJ Heinz Co, Term Loan B2
	Principal				0.00%, 03/27/2020(e),(h)	5,000		5,044
8.87%	Amount (000's)		Value(000	's)
					Pinnacle Foods Finance LLC, Term Loan E
Aerospace & Defense - 0.13%					4.75%, 09/29/2018(e)	2,824		2,838
Sequa Corp, Term Loan B								$7,882
5.25%, 05/29/2017(e)		$4,988	$5,061
					Forest Products & Paper - 0.33%
					Caraustar Industries Inc, Term Loan
					0.00%, 04/26/2019(e),(h)	8,120		8,160

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Forest Products & Paper (continued)			Pipelines - 0.31%
Exopack LLC, Term Loan B			NGPL PipeCo LLC, Term Loan B
6.50%, 05/06/2017(e)	$4,927	$4,983	6.75%, 05/04/2017(e)	$12,182	$12,341
		$13,143
Healthcare - Products - 0.30%			REITS - 0.08%
BSN Medical GmbH & Co KG, Term Loan			iStar Financial Inc, Term Loan
B1			5.25%, 06/28/2013(e)	108	109
5.00%, 07/15/2019(e)	4,150	4,176	iStar Financial Inc, Term Loan A2
Kinetic Concepts Inc, Term Loan C1			7.00%, 06/30/2014(e)	2,890	3,074
5.50%, 05/04/2018(e)	7,924	8,054			$3,183
		$12,230	Retail - 0.17%
Insurance - 0.98%			Serta Simmons Holdings LLC, Term Loan B
Asurion LLC, Term Loan B1			5.00%, 09/19/2019(e)	6,698	6,785
4.50%, 05/24/2019(e)	13,277	13,424
CNO Financial Group Inc, Term Loan B2			Telecommunications - 0.28%
5.00%, 09/20/2016(e)	6,332	6,391
			Integra Telecom Holdings Inc, Term Loan
Lone Star Intermediate Super Holdings LLC,			9.75%, 02/19/2020(e)	2,510	2,573
Term Loan			Intelsat Jackson Holdings SA, Term Loan
11.00%, 08/07/2019(e)	18,290	19,628
			3.20%, 02/01/2014(e)	8,710	8,704
		$39,443			$11,277
Internet - 0.04%			TOTAL SENIOR FLOATING RATE INTERESTS		$356,531
Zayo Group LLC, Term Loan B				Maturity
4.50%, 07/02/2019(e)	1,751	1,769	REPURCHASE AGREEMENTS - 3.95%	Amount (000's)	Value(000	's)
			Banks - 3.95%
Lodging - 0.64%			Investment in Joint Trading Account; Credit	$18,646	$18,646
Caesars Entertainment Operating Co Inc, Term			Suisse Repurchase Agreement; 0.14%
Loan B6			dated 04/30/2013 maturing 05/01/2013
5.45%, 01/28/2018(e)	28,603	25,935	(collateralized by US Government
			Securities; $19,018,712; 4.50% - 4.63%;
			dated 02/15/36 - 02/15/40)
Media- 0.83%			Investment in Joint Trading Account; Deutsche	67,125	67,125
Cumulus Media Holdings Inc, Term Loan
7.50%, 01/14/2019(e)	3,099	3,213	Bank Repurchase Agreement; 0.15% dated
NEP Broadcasting LLC, Term Loan			04/30/2013 maturing 05/01/2013
9.50%, 08/18/2020 (e)	246	255	(collateralized by US Government
NEP Broadcasting LLC, Term Loan B			Securities; $68,467,363; 0.00% - 7.25%;
4.75%, 01/03/2020(e)	3,297	3,354	dated 07/12/13 - 12/27/32)
Univision Communications Inc, Term Loan			Investment in Joint Trading Account; JP	39,156	39,156
C1			Morgan Repurchase Agreement; 0.14%
4.75%, 02/28/2020(e)	8,129	8,200	dated 04/30/2013 maturing 05/01/2013
			(collateralized by US Government
Virgin Media Investment Holdings Ltd, Term			Securities; $39,939,295; 0.00% - 8.88%;
Loan B
0.00%, 02/15/2020(e),(h)	8,195	8,199	dated 06/15/15 - 04/15/30)
WideOpenWest Finance LLC, Term Loan B			Investment in Joint Trading Account; Merrill	33,563	33,562
4.75%, 03/27/2019 (e)	9,972	10,100	Lynch Repurchase Agreement; 0.14%
			dated 04/30/2013 maturing 05/01/2013
		$33,321	(collateralized by US Government Security;
Mining - 0.12%			$34,233,682; 0.63%; dated 08/31/17)
FMG Resources August 2006 Pty Ltd, Term					$158,489
Loan B			TOTAL REPURCHASE AGREEMENTS		$158,489
5.25%, 10/12/2017(e)	4,716	4,799	Total Investments		$3,924,594
			Other Assets in Excess of Liabilities, Net - 2.31%		$92,660
Oil & Gas - 0.52%			TOTAL NET ASSETS - 100.00%		$4,017,254
Chesapeake Energy Corp, Term Loan B
5.75%, 12/02/2017(e)	17,000	17,607
			(a) Non-Income Producing Security
EP Energy LLC, Term Loan B1			(b) Security is Illiquid
5.00%, 04/24/2018(e)	1,095	1,100
			(c)		Fair value of these investments is determined in good faith by the
Plains Exploration & Production Co, Term			Manager under procedures established and periodically reviewed by the
Loan B			Board of Directors. At the end of the period, the fair value of these
4.00%, 10/15/2019(e)	2,055	2,056
			securities totaled $39,928 or 0.99% of net assets.
		$20,763	(d)		Security exempt from registration under Rule 144A of the Securities Act of
Pharmaceuticals - 0.26%			1933. These securities may be resold in transactions exempt from
Par Pharmaceutical Cos Inc, Term Loan B			registration, normally to qualified institutional buyers. Unless otherwise
4.25%, 09/28/2019(e)	10,268	10,363	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $1,384,462 or 34.46% of net
			assets.
			(e)	Variable Rate. Rate shown is in effect at April 30, 2013.

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2013 (unaudited)

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after April 30, 2013, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector		Percent
Communications		20.33%
Financial		15.73%
Energy		14.16%
Consumer, Cyclical		13.90%
Consumer, Non-cyclical		11.44%
Basic Materials		8 .72%
Industrial		6 .22%
Technology		3 .96%
Utilities		3 .04%
Diversified		0 .19%
Other Assets in Excess of Liabilities, Net		2 .31%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.HY20	(5.00)%	06/20/2018	$25,000	$(1,536	) $	(958)	$(578)
Total					$(1,536	) $	(958)	$(578)

Amounts in thousands

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

COMMON STOCKS - 0.45%	Shares Held	Value(000	's)		Principal
Agriculture - 0.00%				BONDS- 88.44%	Amount (000's)	Value	(000	's)
Eurofresh Inc (a),(b)	43,973	$—		Advertising - 0.28%
				inVentiv Health Inc
				9.00%, 01/15/2018(d)	$750		$793
Automobile Manufacturers - 0.12%				11.00%, 08/15/2018(d),(e)	835		722
General Motors Co (a)	54,951	1,695
				10.75%, 08/15/2018(d),(e)	1,226		1,060
				Sitel LLC / Sitel Finance Corp
Building Materials - 0.02%				11.50%, 04/01/2018	1,495		998
US Concrete Inc (a)	21,880	340		11.00%, 08/01/2017(d)	545		585
							$4,158
Chemicals - 0.00%				Aerospace & Defense - 0.31%
LyondellBasell Industries NV	171	10		B/E Aerospace Inc
				5.25%, 04/01/2022	1,072		1,142
Diversified Financial Services - 0.05%				Esterline Technologies Corp
Capmark Financial Group Inc (b)	10,610,000	140		7.00%, 08/01/2020	750		829
Capmark Financial Group Inc	57,538	496		GenCorp Inc
				7.13%, 03/15/2021(d)	316		340
Somerset Cayuga Holding Co Inc (a),(b),(c)	6,862	158
		$794		TransDigm Inc
				7.75%, 12/15/2018	1,000		1,107
Electric - 0.14%				Triumph Group Inc
AES Eastern Energy LP (a),(b)	2,000,000	—		8.00%, 11/15/2017	532		569
Dynegy Inc (a)	84,998	2,100		8.63%, 07/15/2018	460		511
		$2,100					$4,498
Forest Products & Paper - 0.09%				Agriculture - 0.02%
NewPage Group Inc (a),(b),(c)	14,800	1,291		Alliance One International Inc
				10.00%, 07/15/2016	212		225
				Eurofresh Inc
Metal Fabrication & Hardware - 0.02%				15.00%, PIK 15.00%, 11/18/2016(b),(c),(f)	235		—
Wolverine Tube Inc (a),(b),(c)	8,336	247
							$225
Packaging & Containers - 0.00%				Airlines - 0.97%
Constar International (a),(b),(c)	9,689	—		Continental Airlines 2003-ERJ1 Pass Through
				Trust
				7.88%, 01/02/2020	1,929		2,049
Retail - 0.01%				Continental Airlines 2004-ERJ1 Pass Through
Neebo Inc (a),(c)	20,064	82		Trust
Neebo Inc - Warrants (a),(b),(c)	7,519	—		9.56%, 09/01/2019	404		444
Neebo Inc - Warrants (a),(b),(c)	3,508	—		Continental Airlines 2005-ERJ1 Pass Through
Real Mex Restaurants Inc (a),(b),(c)	400,000	—		Trust
		$82		9.80%, 04/01/2021	2,834		3,256
Transportation - 0.00%				Continental Airlines 2006-ERJ1 Pass Through
General Maritime Corp (a),(b),(c)	974	29		Trust
				9.32%, 11/01/2019(b),(d)	241		264
General Maritime Corp - Warrants (a),(b),(c)	1,507	—
				Delta Air Lines 2007-1 Class B Pass Through
		$29		Trust
TOTAL COMMON STOCKS		$6,588		8.02%, 08/10/2022	522		579
CONVERTIBLE PREFERRED STOCKS -				Delta Air Lines 2007-1 Class C Pass Through
0.12%	Shares Held	Value(000	's)	Trust
Automobile Manufacturers - 0.12%				8.95%, 08/10/2014	143		151
General Motors Co	38,850	1,806		Delta Air Lines 2012-1 Class B Pass Through
				Trust
TOTAL CONVERTIBLE PREFERRED STOCKS		$1,806		6.88%, 05/07/2019(b),(d)	525		554
PREFERRED STOCKS - 0.69%	Shares Held	Value(000	's)	Northwest Airlines 2007-1 Class A Pass
				Through Trust
Agriculture - 0.00%				7.03%, 11/01/2019	1,963		2,225
Eurofresh Inc (a),(b)	75	—		UAL 2007-1 Pass Through Trust
				6.64%, 01/02/2024	922		997
Banks- 0.43%				UAL 2009-2A Pass Through Trust
Ally Financial Inc (d)	3,116	3,075		9.75%, 01/15/2017	846		984
COBANK ACB 11.00%; Series D	60,000	3,334		UAL 2009-2B Pass Through Trust
				12.00%, 07/15/2017(d)	493		538
		$6,409		United Airlines Inc
Insurance - 0.26%				6.75%, 09/15/2015(d)	1,060		1,109
Hartford Financial Services Group Inc	19,400	601		US Airways 2013-1 Class A Pass Through
XLIT Ltd	3,935	3,189		Trust
		$3,790		3.95%, 11/15/2025(b)	280		281
				US Airways 2013-1 Class B Pass Through
Packaging & Containers - 0.00%				Trust
Constar International (a),(b),(c)	977	—
				5.38%, 11/15/2021(b)	855		871
							$14,302
TOTAL PREFERRED STOCKS		$10,199

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Automobile Manufacturers - 0.73%				Beverages - 0.04%
Chrysler Group LLC / CG Co-Issuer Inc				Constellation Brands Inc
8.25%, 06/15/2021	$3,597	$4,128		6.00%, 05/01/2022	$295		$340
Ford Motor Co				7.25%, 05/15/2017	275		321
8.90%, 01/15/2032	325	446					$661
9.22%, 09/15/2021	500	672
9.98%, 02/15/2047	1,560	2,374		Building Materials - 1.83%
General Motors Co				Associated Materials LLC / AMH New
0.00%, 11/15/2015(a),(b),(c)	100	—		Finance Inc
0.00%, 11/15/2015(a),(b),(c)	75	—		9.13%, 11/01/2017	385		415
				9.13%, 11/01/2017(d),(g)	535		577
0.00%, 12/01/2020(a),(b),(c)	25	—
0.00%, 12/01/2020(a),(b),(c)	50	—		Building Materials Corp of America
				6.75%, 05/01/2021(d)	2,000		2,215
0.00%, 07/15/2023(a),(b),(c)	1,000	—
0.00%, 09/01/2025(a),(b),(c)	700	—		Cemex Espana Luxembourg
				9.25%, 05/12/2020(d)	1,900		2,090
0.00%, 05/01/2028(a),(b),(c)	150	—
				9.88%, 04/30/2019(d)	2,650		3,034
0.00%, 07/15/2033(a),(b),(c)	5,050	—
0.00%, 03/15/2036(a),(b),(c)	725	—		Cemex Finance LLC
				9.38%, 10/12/2022(d)	900		1,033
Jaguar Land Rover Automotive PLC				9.50%, 12/14/2016(d)	575		618
5.63%, 02/01/2023(d)	300	313
Navistar International Corp				Cemex SAB de CV
				5.28%, 09/30/2015(d),(e)	1,000		1,039
8.25%, 11/01/2021	2,640	2,749		9.00%, 01/11/2018(d)	650		709
		$10,682		Griffon Corp
Automobile Parts & Equipment - 0.63%				7.13%, 04/01/2018	1,000		1,087
Goodyear Tire & Rubber Co/The				Grupo Cementos de Chihuahua SAB de CV
6.50%, 03/01/2021	3,670	3,840		8.13%, 02/08/2020(d)	206		219
7.00%, 05/15/2022	3,495	3,779		Lafarge SA
Schaeffler Finance BV				7.13%, 07/15/2036	550		589
4.75%, 05/15/2021(d)	475	481		Louisiana-Pacific Corp
Titan International Inc				7.50%, 06/01/2020	300		341
7.88%, 10/01/2017(d)	1,027	1,104		Masco Corp
		$9,204		5.95%, 03/15/2022	370		419
				6.13%, 10/03/2016	925		1,040
Banks- 4.81%				7.13%, 03/15/2020	48		56
Ally Financial Inc				Masonite International Corp
4.63%, 06/26/2015	691	728		8.25%, 04/15/2021(d)	743		832
5.50%, 02/15/2017	4,403	4,799		Nortek Inc
6.25%, 12/01/2017	2,427	2,755		8.50%, 04/15/2021	639		714
7.50%, 09/15/2020	1,905	2,353		Roofing Supply Group LLC / Roofing Supply
8.00%, 03/15/2020	7,265	9,136		Finance Inc
8.00%, 11/01/2031	5,575	7,337		10.00%, 06/01/2020(d)	555		642
AmSouth Bancorp				US Concrete Inc
6.75%, 11/01/2025	560	600		9.50%, 10/01/2015	126		126
Bank of America Corp				USG Corp
8.00%, 12/29/2049(e)	3,158	3,588
				8.38%, 10/15/2018(d)	1,625		1,796
8.13%, 12/29/2049(e)	3,800	4,332
				9.75%, 01/15/2018(e)	3,700		4,394
Barclays Bank PLC				Vulcan Materials Co
6.05%, 12/04/2017(d)	265	300
				7.50%, 06/15/2021	2,540		2,997
7.63%, 11/21/2022	1,330	1,357					$26,982
10.18%, 06/12/2021(d)	265	362
CIT Group Inc				Chemicals - 2.96%
5.00%, 05/15/2017	2,142	2,335		Ashland Inc
5.00%, 08/15/2022	1,598	1,787		3.00%, 03/15/2016(d)	688		703
5.38%, 05/15/2020	1,967	2,218		3.88%, 04/15/2018(d)	846		871
5.50%, 02/15/2019(d)	3,500	3,946		4.75%, 08/15/2022(d)	937		979
6.63%, 04/01/2018(d)	8,360	9,760		Basell Finance Co BV
Citigroup Inc				8.10%, 03/15/2027(d)	825		1,136
5.95%, 12/29/2049	1,729	1,811		Celanese US Holdings LLC
Regions Bank/Birmingham AL				4.63%, 11/15/2022	905		932
7.50%, 05/15/2018	700	868		Chemtura Corp
Royal Bank of Scotland Group PLC				7.88%, 09/01/2018	1,089		1,198
6.13%, 12/15/2022	2,291	2,465		Cornerstone Chemical Co
Royal Bank of Scotland NV				9.38%, 03/15/2018	245		260
0.98%, 03/09/2015(e)	1,001	977		Huntsman International LLC
Royal Bank of Scotland PLC/The				4.88%, 11/15/2020(d)	440		461
9.50%, 03/16/2022(e)	1,465	1,736		8.63%, 03/15/2020	740		838
Wachovia Capital Trust III				8.63%, 03/15/2021	2,150		2,473
5.57%, 03/29/2049(e)	3,409	3,426		LyondellBasell Industries NV
Wells Fargo & Co				5.00%, 04/15/2019	800		912
7.98%, 03/29/2049(e)	1,500	1,738		5.75%, 04/15/2024	400		482
		$70,714		6.00%, 11/15/2021	2,550		3,094

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
Momentive Performance Materials Inc				Emergency Medical Services Corp
8.88%, 10/15/2020	$5,710	$6,224		8.13%, 06/01/2019	$2,275		$2,520
9.00%, 01/15/2021	9,741	8,450		FTI Consulting Inc
10.00%, 10/15/2020	830	878		6.75%, 10/01/2020	750		817
Olin Corp				Garda World Security Corp
5.50%, 08/15/2022	900	938		9.75%, 03/15/2017(d)	1,315		1,414
OMNOVA Solutions Inc				H&E Equipment Services Inc
7.88%, 11/01/2018	700	753		7.00%, 09/01/2022(d)	1,219		1,350
PetroLogistics LP / PetroLogistics Finance				Harland Clarke Holdings Corp
Corp				6.00%, 05/15/2015(e)	2,315		2,292
6.25%, 04/01/2020(d)	485	492		HDTFS Inc
PolyOne Corp				6.25%, 10/15/2022	906		1,014
5.25%, 03/15/2023(d)	1,514	1,597		Hertz Corp/The
7.38%, 09/15/2020	1,257	1,411		4.25%, 04/01/2018(d)	430		447
PQ Corp				5.88%, 10/15/2020	1,294		1,413
8.75%, 05/01/2018(d)	3,315	3,580		6.75%, 04/15/2019	428		474
Rain CII Carbon LLC / CII Carbon Corp				7.38%, 01/15/2021	180		204
8.00%, 12/01/2018(d)	830	886		7.50%, 10/15/2018	194		215
8.25%, 01/15/2021(d)	910	990		Iron Mountain Inc
Rentech Nitrogen Partners LP / Rentech				5.75%, 08/15/2024	300		309
Nitrogen Finance Corp				7.75%, 10/01/2019	2,189		2,474
6.50%, 04/15/2021(d)	270	277		8.38%, 08/15/2021	2,615		2,922
Tronox Finance LLC				Jaguar Holding Co I
6.38%, 08/15/2020(d)	1,375	1,372		9.38%, PIK 10.13%, 10/15/2017(d),(f)	810		871
US Coatings Acquisition Inc / Flash Dutch 2				Jaguar Holding Co II / Jaguar Merger Sub Inc
BV				9.50%, 12/01/2019(d)	700		810
7.38%, 05/01/2021(d)	1,279	1,366		Knowledge Universe Education LLC
		$43,553		7.75%, 02/01/2015(d)	1,865		1,828
				Lender Processing Services Inc
Coal- 1.21%				5.75%, 04/15/2023	675		720
Alpha Natural Resources Inc				Rent-A-Center Inc/TX
6.00%, 06/01/2019	1,488	1,391		4.75%, 05/01/2021(d),(g)	112		113
6.25%, 06/01/2021	2,201	2,025		RR Donnelley & Sons Co
9.75%, 04/15/2018	1,360	1,476		7.25%, 05/15/2018	7,278		7,915
Arch Coal Inc				7.63%, 06/15/2020	3,150		3,402
7.00%, 06/15/2019	345	320		7.88%, 03/15/2021	2,885		3,145
7.25%, 10/01/2020	1,030	948		8.25%, 03/15/2019	2,950		3,289
7.25%, 06/15/2021	1,410	1,290		Service Corp International/US
9.88%, 06/15/2019(d)	1,375	1,430
				7.00%, 05/15/2019	850		930
Consol Energy Inc				8.00%, 11/15/2021	100		122
6.38%, 03/01/2021	750	784		ServiceMaster Co/TN
8.25%, 04/01/2020	1,005	1,126		7.00%, 08/15/2020(d)	460		477
Peabody Energy Corp				8.00%, 02/15/2020	1,905		2,050
6.00%, 11/15/2018	1,790	1,933		Speedy Cash Intermediate Holdings Corp
6.25%, 11/15/2021	2,220	2,367		10.75%, 05/15/2018(d)	655		704
Walter Energy Inc				TransUnion Holding Co Inc
8.50%, 04/15/2021(d)	2,583	2,686
				8.13%, PIK 8.88%, 06/15/2018(d),(f)	427		459
		$17,776		United Rentals North America Inc
Commercial Services - 4.37%				6.13%, 06/15/2023	3,150		3,394
ACE Cash Express Inc				8.25%, 02/01/2021	1,225		1,396
11.00%, 02/01/2019(d)	1,745	1,754		8.38%, 09/15/2020	875		989
Ashtead Capital Inc							$64,306
6.50%, 07/15/2022(d)	235	259
				Computers - 0.67%
Avis Budget Car Rental LLC / Avis Budget				Seagate HDD Cayman
Finance Inc				6.88%, 05/01/2020	815		885
4.88%, 11/15/2017(d)	962	1,011
5.50%, 04/01/2023(d)	457	471		7.00%, 11/01/2021	2,615		2,883
				7.75%, 12/15/2018	330		364
8.25%, 01/15/2019	25	28		SunGard Data Systems Inc
9.75%, 03/15/2020	440	523		6.63%, 11/01/2019(d)	3,095		3,293
Catalent Pharma Solutions Inc				7.38%, 11/15/2018	905		977
7.88%, 10/15/2018(d)	734	748
				7.63%, 11/15/2020	1,323		1,462
Cenveo Corp							$9,864
8.88%, 02/01/2018	1,500	1,519
Ceridian Corp				Consumer Products - 2.02%
8.88%, 07/15/2019(d)	1,935	2,271		American Achievement Corp
12.25%, 11/15/2015	1,059	1,098		10.88%, 04/15/2016(d)	258		261
11.25%, 11/15/2015(e)	2,495	2,585		Armored Autogroup Inc
Deluxe Corp				9.25%, 11/01/2018(e)	1,025		985
7.00%, 03/15/2019	1,425	1,560

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Consumer Products (continued)				Diversified Financial Services (continued)
Reynolds Group Issuer Inc / Reynolds Group				Nationstar Mortgage LLC / Nationstar Capital
Issuer LLC / Reynolds Group Issuer				Corp
(Luxembourg) S.A.				6.50%, 07/01/2021(d)	$232	$243
5.75%, 10/15/2020	$4,655	$4,877		7.88%, 10/01/2020(d)	327	366
6.88%, 02/15/2021(e)	2,295	2,501		9.63%, 05/01/2019(d)	125	144
7.13%, 04/15/2019	700	754		9.63%, 05/01/2019(d)	261	302
7.88%, 08/15/2019	5,125	5,740		Neuberger Berman Group LLC/Neuberger
8.25%, 02/15/2021	925	982		Berman Finance Corp
8.50%, 05/15/2018	1,450	1,544		5.63%, 03/15/2020(d)	500	531
9.00%, 04/15/2019	1,665	1,798		5.88%, 03/15/2022(d)	500	536
9.88%, 08/15/2019	7,045	7,907		ROC Finance LLC/ROC Finance 1 Corp
Spectrum Brands Escrow Corp				12.13%, 09/01/2018(d)	960	1,128
6.38%, 11/15/2020(d)	300	328				$49,374
6.63%, 11/15/2022(d)	825	910
Spectrum Brands Inc				Electric - 2.90%
6.75%, 03/15/2020	1,025	1,117		AES Corp/VA
		$29,704		4.88%, 05/15/2023	335	342
				Calpine Corp
Cosmetics & Personal Care - 0.06%				0.00%, 07/15/2013(a),(b),(c)	1,500	—
Revlon Consumer Products Corp				7.50%, 02/15/2021(d)	3,644	4,118
5.75%, 02/15/2021(d)	825	850		7.88%, 07/31/2020(d)	2,380	2,695
				7.88%, 01/15/2023(d)	1,750	2,004
				CMS Energy Corp
Distribution & Wholesale - 0.27%				6.55%, 07/17/2017	600	717
American Builders & Contractors Supply Co				Dynegy Holdings Inc
Inc				0.00%, 06/01/2015 (a),(b)	100	—
5.63%, 04/15/2021(d)	193	200
				0.00%, 06/01/2019(a),(b)	3,158	8
HD Supply Inc				0.00%, 10/15/2026(a),(b)	92	—
7.50%, 07/15/2020(d)	1,280	1,386
8.13%, 04/15/2019	867	981		Dynegy Roseton LLC / Dynegy Danskammer
				LLC Pass Through Trust Series B
10.50%, 01/15/2021	694	728		0.00%, 11/08/2016(a),(b)	2,773	49
VWR Funding Inc
7.25%, 09/15/2017(d)	655	697		Edison Mission Energy
				0.00%, 05/15/2017(a)	3,600	2,061
		$3,992		0.00%, 05/15/2019(a)	750	429
Diversified Financial Services - 3.36%				Energy Future Intermediate Holding Co LLC /
Aircastle Ltd				EFIH Finance Inc
6.25%, 12/01/2019	652	727		11.75%, 03/01/2022(d)	556	637
9.75%, 08/01/2018	800	913		10.00%, 12/01/2020	4,500	5,152
CNG Holdings Inc/OH				GenOn Energy Inc
9.38%, 05/15/2020(d)	1,747	1,730		7.88%, 06/15/2017	1,500	1,695
CNH Capital LLC				9.88%, 10/15/2020	1,160	1,340
3.63%, 04/15/2018(d)	510	519		IPALCO Enterprises Inc
3.88%, 11/01/2015	667	690		5.00%, 05/01/2018	1,170	1,264
E*TRADE Financial Corp				7.25%, 04/01/2016(d)	1,945	2,183
6.00%, 11/15/2017	225	238		NRG Energy Inc
6.38%, 11/15/2019	510	548		6.63%, 03/15/2023(d)	1,143	1,246
Ford Holdings LLC				7.63%, 01/15/2018	1,390	1,611
9.38%, 03/01/2020	1,060	1,396		7.63%, 05/15/2019	1,515	1,643
General Motors Financial Co Inc				7.88%, 05/15/2021	6,579	7,450
4.75%, 08/15/2017(d)	3,075	3,244		8.25%, 09/01/2020	5,235	5,955
Icahn Enterprises LP / Icahn Enterprises						$42,599
Finance Corp
8.00%, 01/15/2018	6,715	7,219		Electrical Components & Equipment - 0.03%
				International Wire Group Holdings Inc
ILFC E-Capital Trust I				8.50%, 10/15/2017(d)	403	415
4.68%, 12/21/2065(d),(e)	4,533	4,057
ILFC E-Capital Trust II
6.25%, 12/21/2065(d),(e)	1,167	1,109		Electronics - 0.44%
International Lease Finance Corp				Flextronics International Ltd
4.63%, 04/15/2021	87	89		4.63%, 02/15/2020(d)	2,970	3,037
5.88%, 08/15/2022	1,475	1,626		5.00%, 02/15/2023(d)	2,150	2,193
6.25%, 05/15/2019	1,430	1,603		Rexel SA
8.25%, 12/15/2020	3,332	4,165		5.25%, 06/15/2020(d)	708	747
8.62%, 09/15/2015(e)	1,635	1,864		Viasystems Inc
8.63%, 01/15/2022	3,480	4,524		7.88%, 05/01/2019(d)	440	469
8.75%, 03/15/2017(e)	4,405	5,297				$6,446
8.88%, 09/01/2017	3,410	4,139
Jefferies Finance LLC / JFIN Co-Issuer Corp				Engineering & Construction - 0.22%
7.38%, 04/01/2020(d)	411	427		Dycom Investments Inc
				7.13%, 01/15/2021	515	556

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Engineering & Construction (continued)				Food (continued)
MasTec Inc				JBS USA LLC / JBS USA Finance Inc
4.88%, 03/15/2023	$362	$362		7.25%, 06/01/2021(d)	$910		$965
New Enterprise Stone & Lime Co Inc				8.25%, 02/01/2020(d)	668		738
13.00%, PIK 9.00%, 03/15/2018(d),(f)	277	297		Pilgrim's Pride Corp
Tutor Perini Corp				7.88%, 12/15/2018	1,350		1,465
7.63%, 11/01/2018	1,974	2,092		Simmons Foods Inc
		$3,307		10.50%, 11/01/2017(d)	300		303
				Smithfield Foods Inc
Entertainment - 1.94%				7.75%, 07/01/2017	810		952
American Casino & Entertainment Properties				SUPERVALU Inc
LLC / ACEP Finance Corp				8.00%, 05/01/2016	2,145		2,349
11.00%, 06/15/2014	695	700		US Foods Inc
CCM Merger Inc				8.50%, 06/30/2019(d)	586		637
9.13%, 05/01/2019(d)	700	737
				Wells Enterprises Inc
Cedar Fair LP / Canada's Wonderland Co /				6.75%, 02/01/2020(d)	1,407		1,527
Magnum Management Corp							$15,368
5.25%, 03/15/2021(d)	2,260	2,310
9.13%, 08/01/2018	1,795	2,012		Forest Products & Paper - 0.43%
Chukchansi Economic Development				Abitibi Unsecured Notes Claims
Authority				0.00%, 06/20/2013(a),(c)	780		1
9.75%, 05/30/2020(d)	1,835	954		0.00%, 04/20/2014(a),(c)	533		1
Graton Economic Development Authority				0.00%, 04/01/2015(a),(c)	2,313		3
9.63%, 09/01/2019(d)	2,785	3,161		0.00%, 04/01/2028(a),(c)	320		—
Isle of Capri Casinos Inc				0.00%, 08/01/2030(a),(c)	85		—
5.88%, 03/15/2021(d)	1,042	1,060		Appleton Papers Inc
7.75%, 03/15/2019	605	665		10.50%, 06/15/2015(d)	690		730
Mohegan Tribal Gaming Authority				Boise Paper Holdings LLC / Boise Co-Issuer
11.00%, 09/15/2018(d)	4,715	4,515		Co
10.50%, 12/15/2016(d)	595	592		8.00%, 04/01/2020	500		561
Peninsula Gaming LLC / Peninsula Gaming				Cascades Inc
Corp				7.75%, 12/15/2017	395		422
8.38%, 02/15/2018(d)	2,395	2,587		7.88%, 01/15/2020	400		432
Pinnacle Entertainment Inc				Clearwater Paper Corp
7.75%, 04/01/2022	2,325	2,546		4.50%, 02/01/2023(d)	370		368
Regal Entertainment Group				Resolute Forest Products Inc
5.75%, 02/01/2025	765	771		5.88%, 05/15/2023(d),(g)	565		558
Seminole Indian Tribe of Florida				10.25%, 10/15/2018	2,313		2,701
7.75%, 10/01/2017(d)	1,355	1,463		Unifrax I LLC / Unifrax Holding Co
Seneca Gaming Corp				7.50%, 02/15/2019(d)	498		518
8.25%, 12/01/2018(d)	1,380	1,490					$6,295
Shingle Springs Tribal Gaming Authority
9.38%, 06/15/2015(d)	709	709		Hand & Machine Tools - 0.20%
Six Flags Entertainment Corp				BC Mountain LLC / BC Mountain Finance
5.25%, 01/15/2021(d)	790	818		Inc
				7.00%, 02/01/2021(d)	1,038		1,116
Speedway Motorsports Inc
6.75%, 02/01/2019(d)	875	940		Milacron LLC / Mcron Finance Corp
				7.75%, 02/15/2021(d)	733		762
WMG Acquisition Corp
6.00%, 01/15/2021(d)	403	431		Thermadyne Holdings Corp
		$28,461		9.00%, 12/15/2017	910		997
							$2,875
Environmental Control - 0.06%
Casella Waste Systems Inc				Healthcare - Products - 0.50%
7.75%, 02/15/2019	600	581		Biomet Inc
				6.50%, 08/01/2020(d)	2,680		2,921
Clean Harbors Inc				6.50%, 10/01/2020(d)	700		731
5.13%, 06/01/2021(d)	300	314
		$895		ConvaTec Healthcare E SA
				10.50%, 12/15/2018(d)	400		450
Food- 1.04%				DJO Finance LLC / DJO Finance Corp
ARAMARK Corp				7.75%, 04/15/2018	395		413
5.75%, 03/15/2020(d)	1,085	1,136		9.88%, 04/15/2018	370		408
Dean Foods Co				Hologic Inc
7.00%, 06/01/2016	230	261		6.25%, 08/01/2020	1,595		1,723
9.75%, 12/15/2018	255	297		Mallinckrodt International Finance SA
Dole Food Co Inc				3.50%, 04/15/2018(d)	136		138
8.00%, 10/01/2016(d)	275	286		4.75%, 04/15/2023(d)	510		525
ESAL GmbH							$7,309
6.25%, 02/05/2023(d)	335	333
Hawk Acquisition Sub Inc				Healthcare - Services - 5.17%
4.25%, 10/15/2020(d)	3,717	3,763		Acadia Healthcare Co Inc
				6.13%, 03/15/2021(d)	456		477
Ingles Markets Inc
8.88%, 05/15/2017	340	356

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Healthcare - Services (continued)				Home Builders (continued)
Amsurg Corp				Lennar Corp (continued)
5.63%, 11/30/2020(d)	$1,075	$1,134		6.95%, 06/01/2018	$515		$590
CDRT Holding Corp				12.25%, 06/01/2017	310		415
9.25%, PIK 10.00%, 10/01/2017(d),(f)	1,025	1,070		M/I Homes Inc
CHS/Community Health Systems Inc				8.63%, 11/15/2018	1,232		1,367
5.13%, 08/15/2018	4,135	4,424		MDC Holdings Inc
7.13%, 07/15/2020	825	922		6.00%, 01/15/2043	237		232
8.00%, 11/15/2019	1,980	2,245		Meritage Homes Corp
DaVita HealthCare Partners Inc				7.00%, 04/01/2022	397		448
5.75%, 08/15/2022	2,285	2,434		7.15%, 04/15/2020	216		243
6.38%, 11/01/2018	650	695		Ryland Group Inc/The
6.63%, 11/01/2020	1,165	1,277		5.38%, 10/01/2022	1,575		1,634
Fresenius Medical Care US Finance II Inc				Standard Pacific Corp
5.63%, 07/31/2019(d)	894	999		8.38%, 05/15/2018	290		345
5.88%, 01/31/2022(d)	2,330	2,668		8.38%, 01/15/2021	985		1,179
Fresenius Medical Care US Finance Inc				10.75%, 09/15/2016	666		831
5.75%, 02/15/2021(d)	705	802		Taylor Morrison Communities Inc / Monarch
6.50%, 09/15/2018(d)	3,020	3,495		Communities Inc
HCA Holdings Inc				5.25%, 04/15/2021(d)	693		709
6.25%, 02/15/2021	1,850	2,026		7.75%, 04/15/2020(d)	143		160
HCA Inc				7.75%, 04/15/2020(d)	32		36
4.75%, 05/01/2023	2,115	2,205		Toll Brothers Finance Corp
5.88%, 03/15/2022	1,875	2,081		4.38%, 04/15/2023	405		412
5.88%, 05/01/2023	630	685		5.88%, 02/15/2022	752		841
6.38%, 01/15/2015	1,058	1,140					$19,086
6.50%, 02/15/2020	2,975	3,436
7.05%, 12/01/2027	465	471		Housewares - 0.04%
7.50%, 02/15/2022	3,605	4,308		RSI Home Products Inc
				6.88%, 03/01/2018(d)	537		561
7.50%, 12/15/2023	1,285	1,394
7.69%, 06/15/2025	1,430	1,548
8.00%, 10/01/2018	1,200	1,426		Insurance - 1.08%
8.50%, 04/15/2019	428	472		American International Group Inc
Health Management Associates Inc				8.18%, 05/15/2068	3,698		5,001
6.13%, 04/15/2016	500	551		Fidelity & Guaranty Life Holdings Inc
7.38%, 01/15/2020	2,920	3,241		6.38%, 04/01/2021(d)	512		531
IASIS Healthcare LLC / IASIS Capital Corp				Hartford Financial Services Group Inc
8.38%, 05/15/2019	2,845	3,009		8.13%, 06/15/2068(e)	610		725
MultiPlan Inc				Hub International Ltd
9.88%, 09/01/2018(d)	1,700	1,915		8.13%, 10/15/2018(d)	602		648
National Mentor Holdings Inc				Liberty Mutual Group Inc
12.50%, 02/15/2018(d)	670	727		7.80%, 03/07/2087(d)	2,426		2,851
Tenet Healthcare Corp				10.75%, 06/15/2088(d),(e)	2,703		4,190
4.50%, 04/01/2021(d)	1,940	1,979		Onex USI Acquisition Corp
4.75%, 06/01/2020(d)	1,925	2,002		7.75%, 01/15/2021(d)	1,091		1,124
6.25%, 11/01/2018	4,558	5,139		Prudential Financial Inc
6.75%, 02/01/2020	1,480	1,606		5.63%, 06/15/2043(e)	788		827
8.00%, 08/01/2020	1,229	1,383					$15,897
8.88%, 07/01/2019	1,530	1,729
United Surgical Partners International Inc				Internet - 0.34%
9.00%, 04/01/2020	3,960	4,474		CyrusOne LP / CyrusOne Finance Corp
				6.38%, 11/15/2022(d)	405		431
Vanguard Health Holding Co II
LLC/Vanguard Holding Co II Inc				eAccess Ltd
				8.25%, 04/01/2018(d)	1,124		1,259
7.75%, 02/01/2019	4,140	4,497
		$76,086		Equinix Inc
				4.88%, 04/01/2020	293		306
Home Builders - 1.30%				7.00%, 07/15/2021	465		527
Brookfield Residential Properties Inc				Netflix Inc
6.50%, 12/15/2020(d)	605	651		5.38%, 02/01/2021(d)	629		648
DR Horton Inc				Zayo Group LLC / Zayo Capital Inc
4.38%, 09/15/2022	1,309	1,332		8.13%, 01/01/2020	350		395
K Hovnanian Enterprises Inc				10.13%, 07/01/2020	1,245		1,472
7.25%, 10/15/2020(d)	405	452					$5,038
9.13%, 11/15/2020(d)	125	142
11.88%, 10/15/2015	475	545		Iron & Steel - 1.77%
KB Home				AK Steel Corp
				8.75%, 12/01/2018(d)	830		921
7.50%, 09/15/2022	540	616
9.10%, 09/15/2017	280	335		APERAM
				7.75%, 04/01/2018(d)	1,050		1,032
Lennar Corp
4.75%, 12/15/2017	2,550	2,700		ArcelorMittal
4.75%, 11/15/2022(d)	2,850	2,871		5.00%, 02/25/2017(e)	1,500		1,591

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Iron & Steel (continued)				Machinery - Diversified - 0.47%
ArcelorMittal (continued)				Case New Holland Inc
5.75%, 08/05/2020(e)	$6,014	$6,362		7.88%, 12/01/2017	$3,580		$4,260
6.00%, 03/01/2021(e)	190	201		Cleaver-Brooks Inc
6.13%, 06/01/2018	1,390	1,523		8.75%, 12/15/2019(d)	190		210
6.75%, 02/25/2022	3,515	3,856		Columbus McKinnon Corp/NY
7.50%, 10/15/2039	2,525	2,657		7.88%, 02/01/2019	750		808
10.35%, 06/01/2019(e)	2,275	2,890		Liberty Tire Recycling
Bluescope Steel Ltd / Bluescope Steel				11.00%, 10/01/2016(d)	298		306
Finance				Manitowoc Co Inc/The
7.13%, 05/01/2018(d)	189	195		8.50%, 11/01/2020	1,160		1,322
Commercial Metals Co							$6,906
6.50%, 07/15/2017	455	498
7.35%, 08/15/2018	500	552		Media- 7.38%
Ryerson Inc / Joseph T Ryerson & Son Inc				AMC Networks Inc
9.00%, 10/15/2017(d)	620	676		7.75%, 07/15/2021	1,000		1,150
Steel Dynamics Inc				Cablevision Systems Corp
5.25%, 04/15/2023(d)	550	569		5.88%, 09/15/2022	839		849
6.13%, 08/15/2019(d)	390	427		8.00%, 04/15/2020	1,230		1,414
6.38%, 08/15/2022(d)	520	569		CCO Holdings LLC / CCO Holdings Capital
7.63%, 03/15/2020	500	560		Corp
United States Steel Corp				5.13%, 02/15/2023	1,386		1,400
				5.25%, 03/15/2021(d)	3,236		3,317
6.88%, 04/01/2021	382	394
7.38%, 04/01/2020	525	554		5.25%, 09/30/2022	810		825
				5.75%, 09/01/2023(d)	1,415		1,468
		$26,027		5.75%, 01/15/2024(g)	3,145		3,275
Leisure Products & Services - 0.03%				6.50%, 04/30/2021	1,924		2,088
Sabre Inc				7.25%, 10/30/2017	505		547
8.50%, 05/15/2019(d)	450	501		8.13%, 04/30/2020	3,380		3,819
				Cequel Communications Holdings I LLC /
				Cequel Capital Corp
Lodging - 2.68%				6.38%, 09/15/2020(d)	4,737		5,045
Ameristar Casinos Inc				8.63%, 11/15/2017(d)	2,011		2,154
7.50%, 04/15/2021	1,810	2,018
Boyd Gaming Corp				Clear Channel Communications Inc
				5.50%, 09/15/2014	1,610		1,586
7.13%, 02/01/2016	665	673		9.00%, 12/15/2019(d)	80		80
Caesars Entertainment Operating Co Inc				11.25%, 03/01/2021(d)	3,744		3,968
8.50%, 02/15/2020	1,325	1,279
9.00%, 02/15/2020(d)	1,935	1,906		10.75%, 08/01/2016	1,440		1,238
				Clear Channel Worldwide Holdings Inc
Caesars Operating Escrow LLC / Caesars				6.50%, 11/15/2022(d)	1,263		1,342
Escrow Corp				6.50%, 11/15/2022(d)	4,362		4,678
9.00%, 02/15/2020(d)	760	749
9.00%, 02/15/2020(d)	180	177		7.63%, 03/15/2020	4,585		4,941
CityCenter Holdings LLC / CityCenter				7.63%, 03/15/2020	150		160
				Cogeco Cable Inc
Finance Corp				4.88%, 05/01/2020(d)	417		425
7.63%, 01/15/2016	2,750	2,953
10.75%, PIK 11.50%, 01/15/2017(f)	1,150	1,272		CSC Holdings LLC
Downstream Development Authority of the				6.75%, 11/15/2021	3,660		4,181
Quapaw Tribe of Oklahoma				7.63%, 07/15/2018	1,050		1,234
10.50%, 07/01/2019 (d)	890	1,003		Cumulus Media Holdings Inc
MGM Resorts International				7.75%, 05/01/2019	5,205		5,309
				DISH DBS Corp
6.63%, 12/15/2021	2,530	2,748		4.25%, 04/01/2018(d)	2,255		2,216
6.75%, 10/01/2020(d)	4,455	4,889
				4.63%, 07/15/2017	800		812
7.63%, 01/15/2017	2,025	2,299		5.00%, 03/15/2023(c),(d)	3,030		2,939
7.75%, 03/15/2022	4,110	4,696		5.13%, 05/01/2020(d)	8,177		8,095
8.63%, 02/01/2019	340	403
10.00%, 11/01/2016	2,730	3,310		5.88%, 07/15/2022	2,519		2,570
Station Casinos LLC				6.75%, 06/01/2021	6,520		7,042
7.50%, 03/01/2021 (d)	3,730	3,935		7.88%, 09/01/2019	295		336
Studio City Finance Ltd				Gannett Co Inc
8.50%, 12/01/2020(d)	1,175	1,313		7.13%, 09/01/2018	4,780		5,210
				9.38%, 11/15/2017	855		928
Wynn Las Vegas LLC / Wynn Las Vegas				Harron Communications LP/Harron Finance
Capital Corp				Corp
7.75%, 08/15/2020	3,281	3,757		9.13%, 04/01/2020(d)	465		527
		$39,380		Liberty Interactive LLC
Machinery - Construction & Mining - 0.15%				8.25%, 02/01/2030	750		840
Terex Corp				McGraw-Hill Global Education Holdings LLC
6.00%, 05/15/2021	1,105	1,188		/ McGraw-Hill Global Education Finance
6.50%, 04/01/2020	950	1,035		9.75%, 04/01/2021(d)	386		398
		$2,223		Media General Inc
				11.75%, 02/15/2017	1,250		1,412

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Media (continued)				Office & Business Equipment - 0.07%
Mediacom Broadband LLC / Mediacom				CDW LLC / CDW Finance Corp
Broadband Corp				8.50%, 04/01/2019	$900	$1,009
6.38%, 04/01/2023	$195	$205
Mediacom LLC / Mediacom Capital Corp
7.25%, 02/15/2022	100	110		Oil & Gas - 9.25%
				Alta Mesa Holdings LP / Alta Mesa Finance
9.13%, 08/15/2019	805	900		Services Corp
Nexstar Broadcasting Inc
6.88%, 11/15/2020(d)	325	346		9.63%, 10/15/2018	842	905
Quebecor Media Inc				Antero Resources Finance Corp
5.75%, 01/15/2023 (d)	690	719		6.00%, 12/01/2020	1,587	1,678
Quebecor World PLC				Bill Barrett Corp
0.00%, 11/15/2013 (a),(b),(c)	1,075	9		7.00%, 10/15/2022	1,175	1,263
0.00%, 01/15/2015(a),(b),(c)	480	4		7.63%, 10/01/2019	725	790
0.00%, 08/01/2027(a),(b),(c)	830	7		9.88%, 07/15/2016	250	267
				Bluewater Holding BV
Sinclair Television Group Inc				3.28%, 07/17/2014(d),(e)	1,600	1,556
5.38%, 04/01/2021(d)	376	381
6.13%, 10/01/2022(d)	1,010	1,071		Calumet Specialty Products Partners
Sirius XM Radio Inc				LP/Calumet Finance Corp
5.25%, 08/15/2022 (d)	800	826		9.38%, 05/01/2019	166	186
				9.63%, 08/01/2020(d)	712	810
8.75%, 04/01/2015(d)	1,030	1,154
				Chesapeake Energy Corp
Unitymedia Hessen GmbH & Co KG /				3.25%, 03/15/2016	254	257
Unitymedia NRW GmbH
5.50%, 01/15/2023(d)	1,045	1,082		5.38%, 06/15/2021	640	667
Univision Communications Inc				5.75%, 03/15/2023	1,775	1,925
6.75%, 09/15/2022(d)	2,150	2,387		6.13%, 02/15/2021	1,962	2,158
6.88%, 05/15/2019(d)	2,450	2,677		6.50%, 08/15/2017	2,200	2,464
7.88%, 11/01/2020(d)	2,000	2,250		6.63%, 08/15/2020	2,160	2,443
8.50%, 05/15/2021(d)	1,324	1,476		Chesapeake Oilfield Operating LLC /
				Chesapeake Oilfield Finance Inc
XM Satellite Radio Inc				6.63%, 11/15/2019(d)	575	592
7.63%, 11/01/2018(d)	2,750	3,052
				Cimarex Energy Co
		$108,474		5.88%, 05/01/2022	2,452	2,673
Metal Fabrication & Hardware - 0.01%				Citgo Petroleum Corp
Wolverine Tube Inc				11.50%, 07/01/2017(d)	825	949
6.00%, PIK 6.00%, 06/28/2014(b),(c),(f)	193	196		Comstock Resources Inc
				7.75%, 04/01/2019	550	589
				8.38%, 10/15/2017	350	373
Mining - 1.31%				9.50%, 06/15/2020	1,201	1,351
FMG Resources August 2006 Pty Ltd				Concho Resources Inc
6.00%, 04/01/2017(d)	1,013	1,054
6.38%, 02/01/2016(d)	960	996		5.50%, 10/01/2022	265	283
6.88%, 02/01/2018(d)	1,033	1,100		5.50%, 04/01/2023	1,310	1,395
6.88%, 04/01/2022(d)	2,663	2,857		6.50%, 01/15/2022	1,515	1,682
7.00%, 11/01/2015(d)	5,095	5,337		7.00%, 01/15/2021	975	1,097
8.25%, 11/01/2019(d)	3,115	3,426		Continental Resources Inc/OK
				4.50%, 04/15/2023(d)	810	864
Hecla Mining Co				5.00%, 09/15/2022	450	489
6.88%, 05/01/2021(d)	752	746
				7.13%, 04/01/2021	500	576
Inmet Mining Corp				7.38%, 10/01/2020	875	1,011
7.50%, 06/01/2021(d)	380	397
8.75%, 06/01/2020(d)	975	1,053		CVR Refining LLC / Coffeyville Finance Inc
				6.50%, 11/01/2022(d)	816	840
Noranda Aluminum Acquisition Corp				Denbury Resources Inc
11.00%, 06/01/2019(d)	225	223
				8.25%, 02/15/2020	890	1,010
Novelis Inc/GA				EP Energy LLC / EP Energy Finance Inc
8.75%, 12/15/2020	1,500	1,702		9.38%, 05/01/2020	9,284	10,816
Prince Mineral Holding Corp				EP Energy LLC / Everest Acquisition Finance
11.50%, 12/15/2019(d)	325	362
				Inc
		$19,253		6.88%, 05/01/2019	330	361
Miscellaneous Manufacturing - 0.39%				7.75%, 09/01/2022	1,962	2,251
Bombardier Inc				EPE Holdings LLC / EP Energy Bond Co Inc
6.13%, 01/15/2023(d)	2,023	2,187		8.13%, PIK 8.88%, 12/15/2017(d),(f)	2,913	3,102
JB Poindexter & Co Inc				EXCO Resources Inc
9.00%, 04/01/2022(d)	1,299	1,366		7.50%, 09/15/2018	5,005	4,955
JM Huber Corp				Forest Oil Corp
9.88%, 11/01/2019(d)	435	494		7.25%, 06/15/2019	1,850	1,873
Trinseo Materials Operating SCA / Trinseo				7.50%, 09/15/2020(d)	3,805	4,052
Materials Finance Inc				Hilcorp Energy I LP / Hilcorp Finance Co
8.75%, 02/01/2019(d)	1,653	1,653		7.63%, 04/15/2021(d)	781	865
				8.00%, 02/15/2020(d)	1,150	1,277
		$5,700

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Oil & Gas (continued)
Linn Energy LLC / Linn Energy Finance				Western Refining Inc
Corp				6.25%, 04/01/2021(d)	$328		$339
6.25%, 11/01/2019(d)	$2,500	$2,613		WPX Energy Inc
7.75%, 02/01/2021	2,155	2,360		5.25%, 01/15/2017	2,486		2,661
8.63%, 04/15/2020	3,065	3,425		6.00%, 01/15/2022	5,673		6,141
MEG Energy Corp							$135,986
6.38%, 01/30/2023(d)	172	181
6.50%, 03/15/2021(d)	700	751		Oil & Gas Services - 0.80%
Midstates Petroleum Co Inc / Midstates				Basic Energy Services Inc
Petroleum Co LLC				7.75%, 02/15/2019	150		157
10.75%, 10/01/2020(d)	442	486		7.75%, 10/15/2022	1,004		1,057
Newfield Exploration Co				Hiland Partners LP / Hiland Partners Finance
5.63%, 07/01/2024	2,574	2,767		Corp
				7.25%, 10/01/2020(d)	1,790		1,991
5.75%, 01/30/2022	6,600	7,301
6.88%, 02/01/2020	500	545		Key Energy Services Inc
7.13%, 05/15/2018	300	312		6.75%, 03/01/2021	2,884		3,014
Ocean Rig UDW Inc				Oil States International Inc
				5.13%, 01/15/2023(d)	295		303
9.50%, 04/27/2016(d)	600	633
PBF Holding Co LLC / PBF Finance Corp				6.50%, 06/01/2019	1,550		1,666
8.25%, 02/15/2020	646	730		Petroleum Geo-Services ASA
				7.38%, 12/15/2018(d)	1,023		1,138
Plains Exploration & Production Co
6.50%, 11/15/2020	825	920		Sea Trucks Group
				9.00%, 03/26/2018(d)	700		709
6.75%, 02/01/2022	1,250	1,413
6.88%, 02/15/2023	825	939		Trinidad Drilling Ltd
				7.88%, 01/15/2019(d)	1,525		1,658
Precision Drilling Corp
6.50%, 12/15/2021	435	471					$11,693
6.63%, 11/15/2020	740	797		Packaging & Containers - 1.63%
QEP Resources Inc				Ardagh Packaging Finance PLC
5.25%, 05/01/2023	409	435		7.38%, 10/15/2017(d)	1,550		1,709
5.38%, 10/01/2022	1,875	1,997		9.13%, 10/15/2020(d)	1,200		1,356
6.88%, 03/01/2021	1,375	1,585		Ardagh Packaging Finance PLC / Ardagh MP
Range Resources Corp				Holdings USA Inc
5.00%, 08/15/2022	75	80		4.88%, 11/15/2022(d)	200		204
5.00%, 03/15/2023(d)	554	590		7.00%, 11/15/2020(d)	375		397
5.75%, 06/01/2021	2,740	2,994		9.13%, 10/15/2020(d)	197		222
8.00%, 05/15/2019	185	203		Ball Corp
Rosetta Resources Inc				5.00%, 03/15/2022	335		356
5.63%, 05/01/2021(g)	2,140	2,231		5.75%, 05/15/2021	390		425
Sabine Oil & Gas LLC / Sabine Oil & Gas				6.75%, 09/15/2020	250		276
Finance Corp				Berry Plastics Corp
9.75%, 02/15/2017	1,000	1,028		9.50%, 05/15/2018	726		808
Samson Investment Co				9.75%, 01/15/2021	9,985		11,832
9.75%, 02/15/2020(d)	2,835	3,012		Constar International
SandRidge Energy Inc				11.00%, PIK 10.50%, 12/31/2017(b),(f)	803		120
7.50%, 03/15/2021	3,350	3,476		Crown Americas LLC / Crown Americas
7.50%, 02/15/2023	1,285	1,324		Capital Corp IV
8.13%, 10/15/2022	3,760	4,004		4.50%, 01/15/2023(d)	937		957
Seadrill Ltd				Graphic Packaging International Inc
5.63%, 09/15/2017(d)	357	365		4.75%, 04/15/2021	714		742
6.50%, 10/05/2015	500	525		Owens-Brockway Glass Container Inc
Shelf Drilling Holdings Ltd				7.38%, 05/15/2016	1,685		1,929
8.63%, 11/01/2018(d)	485	519		Sealed Air Corp
SM Energy Co				5.25%, 04/01/2023(d)	367		380
6.50%, 11/15/2021	1,670	1,837		6.50%, 12/01/2020(d)	500		559
6.50%, 01/01/2023	250	276		8.13%, 09/15/2019(d)	750		859
6.63%, 02/15/2019	1,433	1,542		8.38%, 09/15/2021(d)	675		790
Stone Energy Corp				Smurfit-Stone Container Enterprises Inc
7.50%, 11/15/2022	918	1,005		0.00%, 03/15/2017(a),(c)	2,475		5
Swift Energy Co							$23,926
7.13%, 06/01/2017	750	769
7.88%, 03/01/2022	1,265	1,319		Pharmaceuticals - 1.49%
8.88%, 01/15/2020	392	426		Elan Finance PLC / Elan Finance Corp
Talos Production LLC / Talos Production				6.25%, 10/15/2019(d)	1,047		1,236
Finance Inc				Endo Health Solutions Inc
9.75%, 02/15/2018(d)	656	646		7.00%, 07/15/2019	1,560		1,708
Unit Corp				7.00%, 12/15/2020	900		988
6.63%, 05/15/2021	2,750	2,943		7.25%, 01/15/2022	150		164
W&T Offshore Inc				Omnicare Inc
8.50%, 06/15/2019	2,179	2,375		7.75%, 06/01/2020	1,500		1,693

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Pharmaceuticals (continued)				Real Estate (continued)
Sky Growth Acquisition Corp				Kennedy-Wilson Inc
7.38%, 10/15/2020(d)	$735	$785		8.75%, 04/01/2019	$705		$775
Valeant Pharmaceuticals International				Mattamy Group Corp
6.38%, 10/15/2020(d)	9,515	10,538		6.50%, 11/15/2020(d)	711		702
6.75%, 10/01/2017(d)	1,940	2,105		Realogy Group LLC
6.75%, 08/15/2021(d)	600	663		7.63%, 01/15/2020(d)	1,305		1,498
6.88%, 12/01/2018(d)	750	817					$4,108
7.00%, 10/01/2020(d)	250	276
7.25%, 07/15/2022(d)	875	991		REITS- 0.66%
		$21,964		CNL Lifestyle Properties Inc
				7.25%, 04/15/2019	550		557
Pipelines - 2.65%				Corrections Corp of America
Access Midstream Partners LP / ACMP				4.13%, 04/01/2020(d)	244		252
Finance Corp				4.63%, 05/01/2023(d)	246		256
4.88%, 05/15/2023	3,742	3,863		Felcor Lodging LP
6.13%, 07/15/2022	2,698	2,968		6.75%, 06/01/2019	525		574
Atlas Pipeline Partners LP / Atlas Pipeline				Omega Healthcare Investors Inc
Finance Corp				6.75%, 10/15/2022	2,840		3,160
5.88%, 08/01/2023(d)	729	747		7.50%, 02/15/2020	2,635		2,938
Crestwood Midstream Partners LP / Crestwood				RHP Hotel Properties LP / RHP Finance
Midstream Finance Corp				Corp
7.75%, 04/01/2019(d)	400	418		5.00%, 04/15/2021(d)	767		784
El Paso LLC				Weyerhaeuser Co
7.00%, 06/15/2017	285	328		8.50%, 01/15/2025	799		1,144
7.25%, 06/01/2018	1,140	1,333					$9,665
7.75%, 01/15/2032	775	883
7.80%, 08/01/2031	3,670	4,153		Retail - 4.50%
Energy Transfer Equity LP				AmeriGas Finance LLC/AmeriGas Finance
7.50%, 10/15/2020	2,875	3,364		Corp
Genesis Energy LP / Genesis Energy Finance				6.75%, 05/20/2020	3,590		3,976
Corp				7.00%, 05/20/2022	4,238		4,736
5.75%, 02/15/2021(d)	725	763		AmeriGas Partners LP/AmeriGas Finance
7.88%, 12/15/2018	625	688		Corp
Holly Energy Partners LP / Holly Energy				6.25%, 08/20/2019	1,125		1,218
Finance Corp				Burlington Holdings LLC / Burlington
6.50%, 03/01/2020	325	351		Holding Finance Inc
				9.00%, PIK 9.75%, 02/15/2018(d),(f)	382		396
8.25%, 03/15/2018(c)	500	542
Inergy Midstream LP / NRGM Finance Corp				CKE Inc
				10.50%, PIK 11.25%, 03/14/2016(d),(f)	260		274
6.00%, 12/15/2020(d)	270	285
MarkWest Energy Partners LP / MarkWest				CKE Restaurants Inc
Energy Finance Corp				11.38%, 07/15/2018	88		92
4.50%, 07/15/2023	4,937	5,147		Claire's Stores Inc
5.50%, 02/15/2023	1,500	1,646		8.88%, 03/15/2019	2,822		3,027
				9.00%, 03/15/2019(d)	2,586		2,964
6.25%, 06/15/2022	344	383
6.75%, 11/01/2020	865	956		Coinstar Inc
				6.00%, 03/15/2019(d)	480		498
Regency Energy Partners LP / Regency Energy
Finance Corp				CST Brands Inc
				5.00%, 05/01/2023(d),(g)	385		395
4.50%, 11/01/2023(d)	1,105	1,144
5.50%, 04/15/2023	610	668		Ferrellgas LP / Ferrellgas Finance Corp
6.50%, 07/15/2021	1,250	1,400		6.50%, 05/01/2021	1,763		1,856
6.88%, 12/01/2018	2,565	2,802		9.13%, 10/01/2017	2,600		2,782
Rockies Express Pipeline LLC				Gymboree Corp
6.00%, 01/15/2019(d)	500	492		9.13%, 12/01/2018	500		497
Sabine Pass Liquefaction LLC				JC Penney Corp Inc
5.63%, 02/01/2021(d)	411	425		7.13%, 11/15/2023	695		1,001
5.63%, 04/15/2023(d)	984	1,011		Jo-Ann Stores Holdings Inc
				9.75%, PIK 10.50%, 10/15/2019(d),(f)	600		647
Targa Resources Partners LP / Targa
Resources Partners Finance Corp				Neebo Inc
				15.00%, 06/30/2016(b),(c),(d)	299		296
6.38%, 08/01/2022	400	447
6.88%, 02/01/2021	625	695		New Albertsons Inc
7.88%, 10/15/2018	486	535		7.45%, 08/01/2029	930		727
Tesoro Logistics LP / Tesoro Logistics Finance				8.00%, 05/01/2031	973		777
Corp				8.70%, 05/01/2030	72		60
5.88%, 10/01/2020(d)	473	508		Party City Holdings Inc
				8.88%, 08/01/2020(d)	2,372		2,680
		$38,945		Radio Systems Corp
Real Estate - 0.28%				8.38%, 11/01/2019(d)	1,212		1,318
CBRE Services Inc				Real Mex Restaurants Inc
6.63%, 10/15/2020	1,035	1,133		19.00%, 03/21/2016(b),(c)	315		175
				18.00%, 03/21/2016(b),(c)	35		35

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Retail (continued)				Telecommunications (continued)
Real Mex Restaurants Inc (continued)				Avaya Inc
11.00%, PIK 0.55%, 03/21/2016(b),(c),(f)	$186	$186		7.00%, 04/01/2019(d)	$480	$462
Rite Aid Corp				9.00%, 04/01/2019(d)	900	918
7.50%, 03/01/2017	2,750	2,832		10.50%, 03/01/2021(d)	863	796
8.00%, 08/15/2020	2,243	2,563		Brightstar Corp
9.25%, 03/15/2020	645	747		9.50%, 12/01/2016(d)	795	862
9.50%, 06/15/2017	3,000	3,120		CenturyLink Inc
10.25%, 10/15/2019	740	853		5.63%, 04/01/2020	580	619
Sears Holdings Corp				6.45%, 06/15/2021	4,970	5,503
6.63%, 10/15/2018	9,118	9,049		Cincinnati Bell Inc
Serta Simmons Holdings LLC				8.25%, 10/15/2017	150	160
8.13%, 10/01/2020(d)	149	159		8.38%, 10/15/2020	171	183
Suburban Propane Partners LP/Suburban				8.75%, 03/15/2018	420	428
Energy Finance Corp				Citizens Communications Co
7.38%, 08/01/2021	1,073	1,194		7.13%, 03/15/2019	690	754
7.50%, 10/01/2018	2,652	2,891		Clearwire Communications LLC/Clearwire
Tops Holding Corp / Tops Markets LLC				Finance Inc
8.88%, 12/15/2017(d)	750	837		14.75%, 12/01/2016(d)	1,240	1,717
Toys R US - Delaware Inc				12.00%, 12/01/2015(d)	1,767	1,891
7.38%, 09/01/2016(d)	1,500	1,562		Cricket Communications Inc
Toys R Us Property Co I LLC				7.75%, 10/15/2020	2,586	2,631
10.75%, 07/15/2017	4,670	4,991		Crown Castle International Corp
Toys R Us Property Co II LLC				5.25%, 01/15/2023	1,056	1,106
8.50%, 12/01/2017	3,925	4,214		Embarq Corp
Wok Acquisition Corp				8.00%, 06/01/2036	1,210	1,332
10.25%, 06/30/2020(d)	475	522		Frontier Communications Corp
		$66,147		7.13%, 01/15/2023	348	360
				7.63%, 04/15/2024	1,618	1,687
Semiconductors - 0.79%				8.25%, 05/01/2014	2	2
Advanced Micro Devices Inc				8.50%, 04/15/2020	210	241
7.75%, 08/01/2020	705	691		8.75%, 04/15/2022	320	360
Amkor Technology Inc				9.00%, 08/15/2031	5,560	5,796
6.38%, 10/01/2022	3,700	3,811		9.25%, 07/01/2021	500	584
6.63%, 06/01/2021	626	647		Goodman Networks Inc
Freescale Semiconductor Inc				13.12%, 07/01/2018(d),(e)	960	1,066
8.05%, 02/01/2020	1,923	2,072		Hughes Satellite Systems Corp
9.25%, 04/15/2018(d)	3,035	3,338
				6.50%, 06/15/2019	1,735	1,930
NXP BV / NXP Funding LLC				Intelsat Jackson Holdings SA
5.75%, 02/15/2021(d)	297	315
				6.63%, 12/15/2022(d)	380	411
5.75%, 03/15/2023(d)	232	245
				7.25%, 04/01/2019	220	242
Sensata Technologies BV				7.25%, 10/15/2020	2,870	3,186
4.88%, 10/15/2023(d)	552	564
				7.50%, 04/01/2021	650	733
		$11,683		Intelsat Luxembourg SA
Software - 1.96%				7.75%, 06/01/2021(d)	3,611	3,809
First Data Corp				8.13%, 06/01/2023(d)	2,444	2,603
6.75%, 11/01/2020(d)	4,540	4,869		11.25%, 02/04/2017	754	803
7.38%, 06/15/2019(d)	1,300	1,414		iPCS Inc
8.25%, 01/15/2021(d)	2,248	2,388		2.42%, 05/01/2013(e)	550	550
8.75%, PIK 10.00%, 01/15/2022(d),(f)	1,145	1,231		Level 3 Communications Inc
11.25%, 01/15/2021(d)	2,897	3,027		8.88%, 06/01/2019(d)	1,385	1,530
12.63%, 01/15/2021	4,717	5,118		11.88%, 02/01/2019	500	588
10.63%, 06/15/2021(d)	2,755	2,834		Level 3 Financing Inc
11.25%, 03/31/2016	2,220	2,259		7.00%, 06/01/2020(d)	925	978
IMS Health Inc				8.13%, 07/01/2019	5,355	5,904
6.00%, 11/01/2020(d)	823	881		8.63%, 07/15/2020	2,710	3,063
Infor US Inc				9.38%, 04/01/2019	2,500	2,819
9.38%, 04/01/2019	914	1,042		10.00%, 02/01/2018	3,463	3,813
Nuance Communications Inc				Lynx I Corp
5.38%, 08/15/2020(d)	869	904		5.38%, 04/15/2021(d)	2,156	2,302
Sophia LP / Sophia Finance Inc				Lynx II Corp
9.75%, 01/15/2019(d)	2,555	2,862		6.38%, 04/15/2023(d)	879	951
		$28,829		MetroPCS Wireless Inc
				6.25%, 04/01/2021(d)	3,338	3,584
Telecommunications - 9.67%				6.63%, 11/15/2020	1,696	1,836
Alcatel-Lucent USA Inc				6.63%, 04/01/2023(d)	2,035	2,188
6.45%, 03/15/2029	475	370		NII Capital Corp
Altice Financing SA				7.63%, 04/01/2021	2,489	2,203
7.88%, 12/15/2019(d)	262	290		8.88%, 12/15/2019	1,445	1,358
Altice Finco SA
9.88%, 12/15/2020(d)	200	228

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)				Transportation (continued)
NII International Telecom Sarl				Navigator Holdings Ltd
11.38%, 08/15/2019(d)	$810	$936		9.00%, 12/18/2017(d)	$200	$205
Nokia OYJ				Navios South American Logistics Inc / Navios
5.38%, 05/15/2019	331	326		Logistics Finance US Inc
6.63%, 05/15/2039	618	562		9.25%, 04/15/2019	850	929
PAETEC Holding Corp				9.25%, 04/15/2019(d)	429	469
9.88%, 12/01/2018	930	1,070		Ultrapetrol Bahamas Ltd
Qwest Capital Funding Inc				9.00%, 11/24/2014	715	715
7.75%, 02/15/2031	1,220	1,268		Watco Cos LLC / Watco Finance Corp
Qwest Communications International Inc				6.38%, 04/01/2023(d)	469	489
7.13%, 04/01/2018	1,174	1,221				$3,680
Qwest Corp
6.75%, 12/01/2021	1,060	1,248		Trucking & Leasing - 0.02%
6.88%, 09/15/2033	3,766	3,794		TRAC Intermodal LLC / TRAC Intermodal
SBA Telecommunications Inc				Corp
				11.00%, 08/15/2019(d)	215	237
5.75%, 07/15/2020(d)	795	847
Softbank Corp
4.50%, 04/15/2020(d)	1,114	1,154		TOTAL BONDS		$1,300,262
Sprint Capital Corp					Principal
6.88%, 11/15/2028	2,250	2,301		CONVERTIBLE BONDS - 0.02%	Amount (000's)	Value(000	's)
8.75%, 03/15/2032	4,253	5,029		Diversified Financial Services - 0.02%
Sprint Nextel Corp				Somerset Cayuga Holding Co Inc
6.00%, 12/01/2016	4,075	4,421		20.00%, PIK 3.57%, 06/15/2017(b),(c),(d),(f)	303	303
6.00%, 11/15/2022	2,000	2,085
7.00%, 03/01/2020(d)	634	721
7.00%, 08/15/2020	2,295	2,513		Retail - 0.00%
9.00%, 11/15/2018(d)	3,261	4,011		Real Mex Restaurants Inc
11.50%, 11/15/2021	374	518		1.12%, 03/21/2018(b)	155	—
Syniverse Holdings Inc
9.13%, 01/15/2019	720	797		TOTAL CONVERTIBLE BONDS		$303
UPC Holding BV				SENIOR FLOATING RATE INTERESTS -	Principal
9.88%, 04/15/2018(d)	545	608		5.93%	Amount (000's) Value (000's)
UPCB Finance III Ltd				Advertising - 0.23%
6.63%, 07/01/2020(d)	2,135	2,322
				inVentiv Health Inc, Term Loan B
UPCB Finance V Ltd				7.50%, 08/04/2016(e)	$283	$280
7.25%, 11/15/2021(d)	450	502
				RH Donnelley Inc, Term Loan D3-EXIT
UPCB Finance VI Ltd				9.00%, 10/24/2014(e)	537	385
6.88%, 01/15/2022(d)	1,140	1,251
				9.00%, 10/24/2014(e)	521	374
Vimpel Communications Via VIP Finance				Vertis Inc, Term Loan EXIT
Ireland Ltd OJSC				0.00%, 12/31/2015(a),(c),(e)	1,359	75
7.75%, 02/02/2021(d)	900	1,029
				Visant Corp, Term Loan
VimpelCom Holdings BV				5.25%, 12/22/2016(e)	2,378	2,311
4.28%, 06/29/2014(d),(e)	500	509
5.20%, 02/13/2019(d)	200	204				$3,425
7.50%, 03/01/2022(d)	750	848		Aerospace & Defense - 0.05%
Virgin Media Finance PLC				Ducommun Inc, Term Loan B1
0.00%, 10/15/2019(a),(b)	444	—		4.75%, 06/30/2017(e)	694	709
8.38%, 10/15/2019	444	501
Wind Acquisition Finance SA
6.50%, 04/30/2020(d)	499	523		Automobile Manufacturers - 0.24%
7.25%, 02/15/2018(d)	1,600	1,688		Chrysler Group LLC, Term Loan B
				6.00%, 05/30/2017(e)	1,118	1,133
11.75%, 07/15/2017(d)	1,750	1,877
				Navistar Inc, Term Loan B
Wind Acquisition Holdings Finance SA				7.00%, 08/16/2017(e)	1,852	1,885
12.25%, PIK 12.25%, 07/15/2017(d),(f)	545	585
				Wabash National Corp, Term Loan B
Windstream Corp				7.00%, 05/04/2019(e)	508	509
6.38%, 08/01/2023	1,621	1,678
7.50%, 06/01/2022	1,495	1,648				$3,527
7.75%, 10/15/2020	980	1,075		Automobile Parts & Equipment - 0.10%
7.75%, 10/01/2021	1,450	1,602		Remy International Inc, Term Loan B
7.88%, 11/01/2017	8,260	9,644		4.25%, 02/28/2020(e)	1,431	1,445
8.13%, 08/01/2013	1,170	1,188
8.13%, 09/01/2018	375	413
		$142,247		Building Materials - 0.01%
				Roofing Supply Group LLC, Term Loan B
Transportation - 0.25%				5.00%, 05/31/2019(e)	57	57
Kansas City Southern de Mexico SA de CV				5.00%, 05/31/2019(e)	67	68
6.63%, 12/15/2020	269	317				$125
Martin Midstream Partners LP / Martin
Midstream Finance Corp
7.25%, 02/15/2021(d)	543	556

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)
Chemicals - 0.17%			Food (continued)
AZ Chem US Inc, Term Loan B			SUPERVALU Inc, Term Loan B
5.25%, 12/19/2017(e)	$352	$358	6.25%, 03/18/2019(e)	$1,600	$1,624
Tronox Pigments BV, Term Loan B					$1,938
4.50%, 03/13/2020(e)	274	278
US Coatings Acquisition Inc, Term Loan B2			Healthcare - Products - 0.07%
4.75%, 01/18/2020(e)	1,095	1,108	Hologic Inc, Term Loan B
			4.50%, 07/19/2019(e)	1,083	1,097
4.75%, 02/01/2020(e)	783	793
		$2,537
			Healthcare - Services - 0.33%
Coal- 0.06%			DaVita HealthCare Partners Inc, Term Loan
Arch Coal Inc, Term Loan
5.75%, 05/14/2018(e)	880	892	B2
			4.00%, 08/21/2019(e)	2,160	2,182
			United Surgical Partners International Inc,
Commercial Services - 0.19%			Term Loan B
Ceridian Corp, Term Loan B-EXT			6.74%, 03/19/2019(e)	2,160	2,171
5.95%, 05/09/2017(e)	1,577	1,603	Vanguard Health Holding Co II LLC, Term
5.95%, 05/31/2017(e)	217	221	Loan B
Harland Clarke Holdings Corp, Term Loan B-			3.75%, 01/29/2016(e)	491	497
NONEXT					$4,850
5.45%, 04/01/2014(e)	82	82
5.45%, 04/01/2014(e)	195	195	Lodging - 0.55%
5.45%, 05/01/2014(e)	303	302	Caesars Entertainment Operating Co Inc, Term
5.45%, 06/27/2014(e)	108	108	Loan B5
			4.45%, 01/28/2018(e)	734	656
St George's University, Term Loan
8.50%, 12/14/2017(e)	293	292	Caesars Entertainment Operating Co Inc, Term
		$2,803	Loan B6
			5.45%, 01/28/2018(e)	3,249	2,945
Computers - 0.04%			MGM Resorts International, Term Loan B
CDW LLC, Term Loan			4.25%, 12/13/2019(e)	645	654
0.00%, 04/30/2020(e),(h)	300	301	ROC Finance LLC, Term Loan
CDW LLC, Term Loan B-EXT			0.00%, 03/27/2019(e),(h)	520	525
4.00%, 07/15/2017(e)	296	296	2.25%, 09/19/2017(e)	30	31
		$597	8.50%, 08/19/2017(e)	330	339
			8.50%, 08/19/2017(e)	45	46
Diversified Financial Services - 0.06%			Station Casinos LLC, Term Loan B
Walter Investment Management Corp, Term			5.00%, 02/25/2018(e)	1,100	1,113
Loan B			5.00%, 02/25/2020(e)	1,680	1,699
5.75%, 11/15/2017(e)	841	855
					$8,008
			Media- 0.83%
Electric - 0.39%			Barrington Broadcasting Group LLC, Term
Texas Competitive Electric Holdings Co LLC,			Loan B
Term Loan EXT			7.50%, 06/14/2017(e)	70	71
4.70%, 10/10/2017(e)	2,804	2,062
			7.50%, 12/19/2017(e)	466	468
4.79%, 10/10/2017(e)	1,435	1,055
			Cengage Learning Acquisitions Inc, Term
Texas Competitive Electric Holdings Co LLC,			Loan
Term Loan NONEXT			2.70%, 07/03/2014(e)	331	258
3.70%, 10/10/2014(e)	2,242	1,683
3.79%, 10/10/2014(e)	1,147	861	Cengage Learning Acquisitions Inc, Term
			Loan EXT
		$5,661	5.70%, 07/05/2017(e)	263	196
Entertainment - 0.38%			Charter Communications Operating LLC,
Graton Economic Development Authority,			Term Loan D
Term Loan B			4.00%, 04/04/2019(e)	2,250	2,256
9.00%, 08/14/2018(e)	2,999	3,142	Clear Channel Communications Inc, Term
9.00%, 08/14/2018(e)	325	340	Loan B-NEW
Intrawest ULC, Term Loan			3.85%, 01/29/2016(e)	4,431	4,061
7.00%, 12/03/2017(e)	344	349	Hubbard Broadcasting Inc, Term Loan B
7.00%, 12/03/2017(e)	180	183	4.50%, 04/11/2017(e)	423	430
Mohegan Tribal Gaming Authority, Term			McGraw-Hill Global Education Holdings
Loan			LLC, Term Loan
9.00%, 03/31/2016(e)	925	954	9.00%, 03/18/2019(e)	448	448
WMG Acquisition Corp, Term Loan B			Radio One Inc, Term Loan B
5.25%, 10/25/2018(e)	401	407	7.50%, 03/25/2016(e)	1,566	1,602
5.25%, 11/01/2018(e)	165	167	Univision Communications Inc, Term Loan
		$5,542	EXT
			4.45%, 03/31/2017(e)	533	537
Food- 0.13%			4.75%, 03/01/2020(e)	1,924	1,938
High Liner Foods Inc, Term Loan					$12,265
4.75%, 12/19/2017(e)	7	7
4.75%, 12/31/2017(e)	305	307

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Mining - 0.13%			Telecommunications (continued)
FMG Resources August 2006 Pty Ltd, Term			Cricket Communications Inc, DELAY-DRAW
Loan B			Term Loan C-DD
5.25%, 10/12/2017(e)	$1,204	$1,225	4.75%, 03/01/2020(e)	$1,037	$1,041
Noranda Aluminum Acquisition Corp, Term			Integra Telecom Holdings Inc, Term Loan
Loan B			6.00%, 02/19/2019(e)	1,235	1,260
5.75%, 02/24/2019(e)	712	720	Intelsat Jackson Holdings SA, Term Loan B1
		$1,945	4.50%, 04/02/2018(e)	1,626	1,646
			Virgin Media Finance PLC, Term Loan
Oil & Gas - 0.67%			0.00%, 02/15/2020(e),(h)	215	215
Alon USA Partners LP, Term Loan B					$4,900
9.25%, 11/13/2018(e)	144	150
Chesapeake Energy Corp, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$87,228
5.75%, 12/02/2017(e)	7,870	8,151		Maturity
MEG Energy Corp, Term Loan B			REPURCHASE AGREEMENTS - 1.95%	Amount (000's)	Value (000's)
3.75%, 03/31/2020(e)	590	596	Banks - 1.95%
NFR Energy LLC, Term Loan			Investment in Joint Trading Account; Credit	$3,367	$3,367
8.75%, 01/18/2018(e)	667	684	Suisse Repurchase Agreement; 0.14%
Rice Drilling B LLC, Term Loan			dated 04/30/2013 maturing 05/01/2013
0.00%, 10/11/2018(e),(h)	263	264	(collateralized by US Government
		$9,845	Securities; $3,434,032; 4.50% - 4.63%;
			dated 02/15/36 - 02/15/40)
Real Estate - 0.27%			Investment in Joint Trading Account; Deutsche	12,120	12,120
Realogy Group LLC, SYNTH LOC EXT
4.45%, 10/10/2016(e)	60	61	Bank Repurchase Agreement; 0.15% dated
Realogy Group LLC, SYNTH LOC			04/30/2013 maturing 05/01/2013
NONEXT			(collateralized by US Government
3.20%, 10/10/2013(e)	4	3	Securities; $12,362,513; 0.00% - 7.25%;
Realogy Group LLC, Term Loan B			dated 07/12/13 - 12/27/32)
4.50%, 10/10/2016(e)	3,825	3,869	Investment in Joint Trading Account; JP	7,070	7,070
			Morgan Repurchase Agreement; 0.14%
		$3,933	dated 04/30/2013 maturing 05/01/2013
Retail - 0.30%			(collateralized by US Government
FOCUS Brands Inc, Term Loan B			Securities; $7,211,466; 0.00% - 8.88%;
6.25%, 02/21/2018(e)	122	123	dated 06/15/15 - 04/15/30)
6.25%, 02/21/2018(e)	43	44	Investment in Joint Trading Account; Merrill	6,060	6,060
6.25%, 02/21/2018(e)	1	1	Lynch Repurchase Agreement; 0.14%
7.25%, 02/21/2018(e)	2	2	dated 04/30/2013 maturing 05/01/2013
Gymboree Corp, Term Loan			(collateralized by US Government Security;
5.00%, 02/11/2018(e)	3,108	3,038	$6,181,256; 0.63%; dated 08/31/17)
Rite Aid Corp, Term Loan 1					$28,617
5.75%, 08/21/2020(e)	320	332	TOTAL REPURCHASE AGREEMENTS		$28,617
Serta Simmons Holdings LLC, Term Loan B			Total Investments		$1,435,003
5.00%, 09/19/2019(e)	353	358	Other Assets in Excess of Liabilities, Net - 2.40%		$35,235
5.00%, 10/01/2019(e)	180	182	TOTAL NET ASSETS - 100.00%		$1,470,238
5.00%, 10/01/2019(e)	256	259
5.00%, 10/01/2019(e)	34	35
5.00%, 10/01/2019(e)	34	35	(a) Non-Income Producing Security
5.00%, 10/01/2019(e)	32	32	(b)	Fair value of these investments is determined in good faith by the
5.00%, 10/01/2019(e)	2	2		Manager under procedures established and periodically reviewed by the
		$4,443		Board of Directors. At the end of the period, the fair value of these
				securities totaled $5,223 or 0.36% of net assets.
Semiconductors - 0.10%			(c) Security is Illiquid
Freescale Semiconductor Inc, Term Loan B4			(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 01/30/2020(e)	575	583
				1933. These securities may be resold in transactions exempt from
NXP BV, Term Loan C				registration, normally to qualified institutional buyers. Unless otherwise
4.75%, 01/11/2020(e)	808	826
				indicated, these securities are not considered illiquid. At the end of the
		$1,409		period, the value of these securities totaled $438,895 or 29.85% of net
Software - 0.30%			assets.
Ellucian, Term Loan B			(e)	Variable Rate. Rate shown is in effect at April 30, 2013.
4.50%, 07/19/2018(e)	1,760	1,780	(f)	Payment in kind; the issuer has the option of paying additional securities
First Data Corp, Term Loan			in lieu of cash.
4.20%, 03/24/2017(e)	926	924	(g)	Security purchased on a when-issued basis.
First Data Corp, Term Loan B			(h)	This Senior Floating Rate Note will settle after April 30, 2013, at which
4.20%, 09/30/2018(e)	574	572	time the interest rate will be determined.
RP Crown Parent LLC, Term Loan
6.75%, 12/14/2018(e)	1,176	1,201
		$4,477

Telecommunications - 0.33%
Alcatel-Lucent USA Inc, Term Loan C
7.25%, 01/29/2019(e)	720	738

See accompanying notes

Schedule of Investments High Yield Fund I April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Communications	19.06%
Consumer, Non-cyclical	15.43%
Consumer, Cyclical	14.91%
Energy	14.64%
Financial	13.23%
Basic Materials	6 .86%
Industrial	6 .11%
Technology	3 .93%
Utilities	3 .43%
Other Assets in Excess of Liabilities, Net	2 .40%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's)	Value	(000	's)
SONICblue Inc (a),(b)	9,825,000	$—		Banks (continued)
				Wells Fargo & Co
				4.63%, 04/15/2014	$11,000		$11,417
Diversified Financial Services - 0.00%				7.98%, 03/29/2049(e)	15,000		17,381
Adelphia Recovery Trust (a),(b),(c)	658,740	6
							$218,157
Transportation - 0.00%				Beverages - 1.49%
Trailer Bridge Inc (a),(b)	7,120	—		Anheuser-Busch InBev Worldwide Inc
				2.50%, 07/15/2022	9,000		9,055
TOTAL COMMON STOCKS		$6		7.75%, 01/15/2019	10,000		13,192
				Innovation Ventures LLC / Innovation
	Principal			Ventures Finance Corp
BONDS- 67.57%	Amount (000's)	Value(000	's)	9.50%, 08/15/2019(d)	18,000		15,930
Aerospace & Defense - 0.53%							$38,177
Lockheed Martin Corp
3.35%, 09/15/2021	$2,000	$2,124		Biotechnology - 1.38%
4.07%, 12/15/2042(d)	12,000	11,439		Amgen Inc
				3.63%, 05/15/2022	4,500		4,888
		$13,563		3.88%, 11/15/2021	13,000		14,397
Airlines - 0.00%				Gilead Sciences Inc
UAL 1991 Equipment Trust AB				4.40%, 12/01/2021	14,000		16,062
0.00%, 07/05/2014(a),(b)	3,032	—					$35,347
				Chemicals - 0.96%
Automobile Floor Plan Asset Backed Securities - 1.60%				Airgas Inc
Ally Master Owner Trust				1.65%, 02/15/2018	6,000		6,025
0.65%, 04/15/2018(e)	13,000	13,000		2.38%, 02/15/2020	7,000		7,043
Ford Credit Floorplan Master Owner Trust A				4.50%, 09/15/2014	5,000		5,251
0.58%, 01/15/2018(e)	14,000	13,992		7.13%, 10/01/2018	6,000		6,367
Nissan Master Owner Trust Receivables							$24,686
0.50%, 02/15/2018(e)	14,000	13,996
		$40,988		Commercial Services - 1.70%
				Ceridian Corp
Banks- 8.52%				11.25%, 11/15/2015(e)	20,000		20,725
Bank of America Corp				ERAC USA Finance LLC
5.42%, 03/15/2017	5,000	5,543		3.30%, 10/15/2022(d)	2,000		2,041
8.00%, 12/29/2049(e)	4,000	4,544		4.50%, 08/16/2021(d)	6,000		6,691
8.13%, 12/29/2049(e)	10,000	11,400		6.38%, 10/15/2017(d)	4,000		4,812
Citigroup Inc				7.00%, 10/15/2037(d)	7,000		9,224
3.95%, 06/15/2016	3,000	3,248					$43,493
4.50%, 01/14/2022	4,000	4,517
5.85%, 08/02/2016	12,000	13,711		Diversified Financial Services - 4.89%
Goldman Sachs Group Inc/The				American Honda Finance Corp
				1.50%, 09/11/2017(d)	5,000		5,062
3.63%, 02/07/2016	5,000	5,324		1.60%, 02/16/2018(d)	10,000		10,116
3.63%, 01/22/2023	4,000	4,149		3.80%, 09/20/2021(d)	10,000		11,125
5.25%, 07/27/2021	13,000	15,073
5.35%, 01/15/2016	2,000	2,217		DVI Inc
ING Bank NV				0.00%, 02/01/2004(a),(b),(c)	8,125		569
3.75%, 03/07/2017(d)	5,000	5,377		0.00%, 02/01/2004(a),(b),(c)	400		28
4.00%, 03/15/2016(d)	7,000	7,485		Ford Motor Credit Co LLC
JP Morgan Chase & Co				3.98%, 06/15/2016	20,000		21,269
3.25%, 09/23/2022	5,000	5,120		General Electric Capital Corp
				1.28%, 03/15/2023(e)	13,000		13,000
5.13%, 09/15/2014	12,000	12,714
7.90%, 04/29/2049(e)	7,000	8,153		4.65%, 10/17/2021	9,000		10,286
Morgan Stanley				5.30%, 02/11/2021	2,000		2,323
3.80%, 04/29/2016	4,000	4,256		International Lease Finance Corp
4.75%, 04/01/2014	5,000	5,158		8.63%, 01/15/2022	3,000		3,900
				8.75%, 03/15/2017(e)	13,000		15,633
4.88%, 11/01/2022	2,000	2,156
5.50%, 07/28/2021	5,000	5,868		Jefferies Finance LLC / JFIN Co-Issuer Corp
				7.38%, 04/01/2020(d)	1,750		1,820
PNC Bank NA
2.95%, 01/30/2023	5,000	5,040		Jefferies Group LLC
PNC Financial Services Group Inc/The				5.13%, 04/13/2018	5,000		5,539
6.75%, 07/29/2049(e)	18,000	20,673		5.13%, 01/20/2023	1,500		1,628
SunTrust Bank/Atlanta GA				6.25%, 01/15/2036	9,000		9,585
2.75%, 05/01/2023(f)	11,500	11,497		8.50%, 07/15/2019	4,000		5,078
US Bancorp				Merrill Lynch & Co Inc
1.65%, 05/15/2017	9,000	9,216		5.00%, 01/15/2015	3,000		3,190
2.95%, 07/15/2022	5,000	5,054		6.50%, 07/15/2018	2,000		2,396
3.00%, 03/15/2022	2,000	2,092		6.75%, 06/01/2028	2,000		2,543
4.13%, 05/24/2021	3,000	3,399					$125,090
US Bank NA/Cincinnati OH
4.95%, 10/30/2014	6,000	6,375

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electric - 7.48%				Healthcare - Services - 1.85%
Exelon Generation Co LLC				Alliance HealthCare Services Inc
6.20%, 10/01/2017	$14,000	$16,452		8.00%, 12/01/2016	$22,000		$22,440
6.25%, 10/01/2039	3,000	3,621		HCA Inc
GenOn Americas Generation LLC				5.88%, 05/01/2023	4,500		4,894
8.50%, 10/01/2021	12,500	14,812		7.50%, 02/15/2022	3,000		3,585
GenOn Energy Inc				7.50%, 11/06/2033	1,700		1,776
9.88%, 10/15/2020	6,500	7,507		HealthSouth Corp
LG&E and KU Energy LLC				7.25%, 10/01/2018	1,800		1,944
3.75%, 11/15/2020	5,000	5,407		7.75%, 09/15/2022	5,436		6,020
4.38%, 10/01/2021	5,000	5,537		MultiPlan Inc
Metropolitan Edison Co				9.88%, 09/01/2018(d)	6,000		6,758
3.50%, 03/15/2023(d)	9,000	9,300					$47,417
Nisource Finance Corp
3.85%, 02/15/2023	2,000	2,107		Insurance - 3.52%
5.25%, 09/15/2017	2,000	2,300		Aspen Insurance Holdings Ltd
5.40%, 07/15/2014	5,000	5,268		6.00%, 08/15/2014	2,500		2,648
6.13%, 03/01/2022	5,000	6,085		6.00%, 12/15/2020	4,500		5,254
Ohio Edison Co				Berkshire Hathaway Inc
5.45%, 05/01/2015	5,000	5,453		3.00%, 02/11/2023	5,000		5,178
Oncor Electric Delivery Co LLC				3.75%, 08/15/2021	5,000		5,522
7.00%, 09/01/2022	17,000	22,734		Farmers Insurance Exchange
				6.00%, 08/01/2014(d)	6,000		6,323
PacifiCorp
4.95%, 08/15/2014	5,000	5,254		Fidelity National Financial Inc
5.25%, 06/15/2035	5,000	6,034		5.50%, 09/01/2022	5,000		5,779
6.25%, 10/15/2037	2,000	2,728		6.60%, 05/15/2017	12,000		13,665
PPL Energy Supply LLC				First American Financial Corp
4.60%, 12/15/2021	6,000	6,476		4.30%, 02/01/2023	20,000		21,099
6.50%, 05/01/2018	3,000	3,567		Prudential Financial Inc
Southwestern Electric Power Co				4.50%, 11/16/2021	2,000		2,261
3.55%, 02/15/2022	12,000	12,720		5.38%, 06/21/2020	2,000		2,371
5.38%, 04/15/2015	6,500	7,004		7.38%, 06/15/2019	4,000		5,155
				8.88%, 06/15/2068(e)	12,000		14,933
TransAlta Corp
4.50%, 11/15/2022	18,000	18,599					$90,188
6.65%, 05/15/2018	4,000	4,712		Iron & Steel - 1.37%
Tucson Electric Power Co				Allegheny Technologies Inc
3.85%, 03/15/2023	14,000	14,494		5.95%, 01/15/2021	16,000		18,066
5.15%, 11/15/2021	3,000	3,459		ArcelorMittal
		$191,630		6.00%, 03/01/2021(e)	16,000		16,952
Entertainment - 0.19%							$35,018
Peninsula Gaming LLC / Peninsula Gaming				Leisure Products & Services - 1.06%
Corp				Royal Caribbean Cruises Ltd
8.38%, 02/15/2018(d)	4,500	4,860		6.88%, 12/01/2013	6,000		6,173
				7.25%, 03/15/2018	5,000		5,769
Environmental Control - 1.77%				Seven Seas Cruises S de RL LLC
ADS Waste Holdings Inc				9.13%, 05/15/2019	14,000		15,312
8.25%, 10/01/2020(d)	21,000	22,943					$27,254
Republic Services Inc				Lodging - 0.74%
3.55%, 06/01/2022	6,000	6,346		Boyd Gaming Corp
3.80%, 05/15/2018	2,000	2,202		9.13%, 12/01/2018	17,000		18,870
5.00%, 03/01/2020	12,000	13,933
		$45,424
				Media- 2.27%
Food- 0.26%				Comcast Corp
Ingredion Inc				2.85%, 01/15/2023	10,000		10,286
4.63%, 11/01/2020	6,000	6,755		3.13%, 07/15/2022	2,000		2,115
				5.15%, 03/01/2020	2,000		2,419
Forest Products & Paper - 0.71%				Historic TW Inc
Plum Creek Timberlands LP				9.15%, 02/01/2023	5,260		7,781
3.25%, 03/15/2023	5,000	4,998		NBCUniversal Enterprise Inc
				0.97%, 04/15/2018(d),(e)	3,000		3,020
4.70%, 03/15/2021	12,000	13,220
		$18,218		News America Inc
				4.50%, 02/15/2021	5,000		5,751
Gas- 0.37%				6.40%, 12/15/2035	8,000		10,167
Sempra Energy				Time Warner Cable Inc
2.30%, 04/01/2017	9,000	9,385		4.00%, 09/01/2021	2,000		2,165
				4.13%, 02/15/2021	2,000		2,188
				5.00%, 02/01/2020	2,000		2,309
				6.55%, 05/01/2037	6,000		7,242

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Media (continued)				Pipelines (continued)
Time Warner Cable Inc (continued)				Southern Natural Gas Co LLC
7.30%, 07/01/2038	$2,000	$2,585		8.00%, 03/01/2032	$4,000		$5,862
		$58,028		Tennessee Gas Pipeline Co LLC
				8.38%, 06/15/2032	2,000		2,920
Mining - 0.77%				TransCanada PipeLines Ltd
Xstrata Canada Corp				6.10%, 06/01/2040	5,000		6,526
6.00%, 10/15/2015	12,000	13,291		7.25%, 08/15/2038	7,000		9,953
Xstrata Finance Canada Ltd							$52,030
4.00%, 10/25/2022(d)	2,000	2,028
4.95%, 11/15/2021(d)	4,000	4,355		Real Estate - 0.93%
		$19,674		WEA Finance LLC
				4.63%, 05/10/2021(d)	6,000		6,793
Oil & Gas - 4.99%				WEA Finance LLC / WT Finance Aust Pty
BG Energy Capital PLC				Ltd
2.88%, 10/15/2016(d)	2,000	2,124
				3.38%, 10/03/2022(d)	2,000		2,065
4.00%, 10/15/2021(d)	11,500	12,885
				6.75%, 09/02/2019(d)	12,000		14,907
BP Capital Markets PLC							$23,765
2.50%, 11/06/2022	3,000	2,989
3.25%, 05/06/2022	4,000	4,221		REITS- 8.87%
4.75%, 03/10/2019	14,000	16,320		Alexandria Real Estate Equities Inc
Nabors Industries Inc				4.60%, 04/01/2022	20,500		22,615
5.00%, 09/15/2020	14,000	15,168		Arden Realty LP
Petrobras International Finance Co - Pifco				5.25%, 03/01/2015	8,000		8,587
5.38%, 01/27/2021	3,000	3,313		BioMed Realty LP
Petro-Canada				3.85%, 04/15/2016	6,000		6,377
4.00%, 07/15/2013	3,000	3,021		4.25%, 07/15/2022	8,000		8,569
9.25%, 10/15/2021	8,500	12,222		6.13%, 04/15/2020	8,000		9,516
Phillips 66				CubeSmart LP
4.30%, 04/01/2022	9,000	10,047		4.80%, 07/15/2022	9,000		10,057
Rowan Cos Inc				Duke Realty LP
4.88%, 06/01/2022	8,000	8,820		3.88%, 10/15/2022	3,000		3,125
5.00%, 09/01/2017	14,000	15,592		4.38%, 06/15/2022	4,000		4,314
Tesoro Corp				8.25%, 08/15/2019	13,000		17,005
5.38%, 10/01/2022	750	799		HCP Inc
W&T Offshore Inc				2.63%, 02/01/2020	5,000		5,078
8.50%, 06/15/2019	18,500	20,165		3.75%, 02/01/2019	5,000		5,421
		$127,686		5.38%, 02/01/2021	3,000		3,559
				6.00%, 03/01/2015	1,750		1,901
Oil & Gas Services - 1.70%				7.07%, 06/08/2015	2,250		2,490
Exterran Partners LP / EXLP Finance Corp				Health Care REIT Inc
6.00%, 04/01/2021(d)	14,000	14,280
				3.75%, 03/15/2023	3,000		3,124
Schlumberger Investment SA				4.95%, 01/15/2021	3,000		3,405
3.30%, 09/14/2021(d)	6,000	6,509
				6.00%, 11/15/2013	8,000		8,221
Weatherford International Ltd/Bermuda				6.13%, 04/15/2020	2,000		2,422
4.50%, 04/15/2022	6,750	7,187		6.20%, 06/01/2016	3,000		3,441
5.13%, 09/15/2020	14,000	15,586		Healthcare Realty Trust Inc
		$43,562		5.75%, 01/15/2021	4,000		4,669
Other Asset Backed Securities - 0.55%				6.50%, 01/17/2017	12,500		14,422
PFS Financing Corp				Hospitality Properties Trust
0.75%, 02/15/2018(d),(e)	14,000	13,999		5.00%, 08/15/2022	14,000		15,206
				Kimco Realty Corp
				6.88%, 10/01/2019	12,000		15,273
Packaging & Containers - 0.52%				Nationwide Health Properties Inc
Sealed Air Corp				6.00%, 05/20/2015	12,000		13,236
6.88%, 07/15/2033(d)	6,000	6,060
				Simon Property Group LP
7.88%, 06/15/2017	7,000	7,350		2.75%, 02/01/2023	7,000		7,049
		$13,410		4.38%, 03/01/2021	3,000		3,415
Pharmaceuticals - 0.55%				10.35%, 04/01/2019	9,000		13,089
AbbVie Inc				Ventas Realty LP / Ventas Capital Corp
2.90%, 11/06/2022(d)	13,750	14,031		3.25%, 08/15/2022	8,000		8,154
				4.00%, 04/30/2019	3,000		3,302
							$227,042
Pipelines - 2.03%
DCP Midstream Operating LP				Retail - 0.60%
4.95%, 04/01/2022	6,750	7,480		Sonic Automotive Inc
El Paso Natural Gas Co LLC				7.00%, 07/15/2022	200		223
7.50%, 11/15/2026	9,500	13,161		9.00%, 03/15/2018	13,750		15,074
Express Pipeline LP							$15,297
7.39%, 12/31/2019(d)	5,540	6,128

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC)(continued)
Savings & Loans - 0.60%
First Niagara Financial Group Inc				5.50%, 11/01/2017	$873		$934
6.75%, 03/19/2020	$3,500	$4,282		5.50%, 01/01/2018	269		287
7.25%, 12/15/2021	9,000	11,080		5.50%, 05/01/2031	399		433
		$15,362		5.50%, 06/01/2035	3,024		3,284
Telecommunications - 1.48%				5.50%, 01/01/2036	3,770		4,182
Corning Inc				5.50%, 04/01/2036	2,923		3,165
4.25%, 08/15/2020	10,000	11,283		6.00%, 03/01/2031	87		97
4.75%, 03/15/2042	4,000	4,274		6.00%, 05/01/2032	454		505
Qwest Corp				6.00%, 06/01/2038	1,597		1,757
6.75%, 12/01/2021	19,000	22,361		6.50%, 01/01/2029	128		150
		$37,918		6.50%, 05/01/2029	237		278
				6.50%, 06/01/2029	308		361
Transportation - 0.39%				6.50%, 06/01/2029	110		125
Trailer Bridge Inc				6.50%, 08/01/2029	80		90
0.00%, 11/15/2015(a),(b)	12,000	—
13.28%, 03/31/2017(b),(c),(e)	10,378	10,066		7.00%, 01/01/2032	172		203
							$187,382
		$10,066
				Federal National Mortgage Association (FNMA) - 14.12%
Trucking & Leasing - 0.93%				2.50%, 11/01/2042	16,779		17,001
Penske Truck Leasing Co Lp / PTL Finance				3.00%, 03/01/2042	12,909		13,515
Corp				3.00%, 03/01/2042	13,168		13,787
3.75%, 05/11/2017(d)	22,000	23,855
				3.00%, 05/01/2042	14,777		15,472
				3.00%, 06/01/2042	14,200		14,868
TOTAL BONDS		$1,730,245		3.00%, 06/01/2042	14,287		14,958
	Principal			3.00%, 08/01/2042	14,516		15,198
CONVERTIBLE BONDS - 1.16%	Amount (000's)	Value(000	's)	3.50%, 12/01/2040	11,122		11,861
Automobile Parts & Equipment - 0.86%				3.50%, 01/01/2041	9,678		10,321
Meritor Inc				3.50%, 01/01/2041	9,215		9,828
7.88%, 03/01/2026(d)	19,500	21,974		3.50%, 12/01/2041	8,719		9,298
				3.50%, 01/01/2042	11,499		12,350
				3.50%, 03/01/2042	12,881		13,738
Pharmaceuticals - 0.30%				3.50%, 04/01/2042	16,048		17,115
Omnicare Inc				4.00%, 03/01/2039	7,136		7,640
3.25%, 12/15/2035	7,682	7,836		4.00%, 08/01/2040	7,533		8,066
				4.00%, 09/01/2040	12,769		14,019
TOTAL CONVERTIBLE BONDS		$29,810		4.00%, 11/01/2040	9,451		10,119
SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 11/01/2040	5,153		5,517
0.60%	Amount (000's)	Value (000's)		4.00%, 10/01/2041	11,187		11,983
				4.00%, 10/01/2041	9,289		9,950
Entertainment - 0.18%				4.00%, 11/01/2041	24,231		25,956
CCM Merger Inc, Term Loan B
6.00%, 02/01/2017(e)	$4,746	$4,793		4.00%, 04/01/2042	15,387		16,482
				4.50%, 06/01/2039	5,331		5,749
				4.50%, 08/01/2039	5,045		5,595
Transportation - 0.42%				4.50%, 05/01/2040	7,703		8,465
Trailer Bridge Inc, Term Loan				5.00%, 01/01/2018	692		745
10.00%, 04/02/2016(b),(c),(e)	10,650	10,650		5.00%, 10/01/2032	820		894
				5.00%, 08/01/2035	7,446		8,093
TOTAL SENIOR FLOATING RATE INTERESTS		$15,443		5.00%, 04/01/2039	3,013		3,308
U.S. GOVERNMENT & GOVERNMENT	Principal			5.00%, 12/01/2039	4,088		4,535
AGENCY OBLIGATIONS - 25.20%	Amount (000's)	Value(000	's)	5.00%, 04/01/2040	7,994		8,891
Federal Home Loan Mortgage Corporation (FHLMC) - 7.32%				5.00%, 06/01/2040	6,570		7,307
				5.50%, 03/01/2033	553		607
3.00%, 10/01/2042	$16,508	$17,241		5.50%, 02/01/2035	6,215		6,882
3.00%, 10/01/2042	15,686	16,359		6.00%, 04/01/2032	169		189
3.00%, 11/01/2042	16,680	17,395		6.50%, 09/01/2028	56		66
3.00%, 12/01/2042	18,760	19,564		6.50%, 11/01/2028	63		71
3.50%, 10/01/2041	11,041	11,749		6.50%, 05/01/2031	40		46
3.50%, 04/01/2042	13,405	14,264		6.50%, 04/01/2032	419		496
3.50%, 04/01/2042	13,170	14,014		6.50%, 05/01/2032	440		504
4.00%, 04/01/2039	8,877	9,865		7.00%, 01/01/2030	5		6
4.50%, 08/01/2033	3,106	3,336					$361,491
4.50%, 08/01/2033	1,711	1,838		Government National Mortgage Association (GNMA) - 0.04%
4.50%, 08/01/2033	3,796	4,078
4.50%, 05/01/2039	7,425	7,952		6.00%, 05/20/2032(e)	824		942
4.50%, 06/01/2039	5,325	5,865		7.00%, 06/20/2031	139		168
4.50%, 07/01/2039	13,199	14,514					$1,110
5.00%, 08/01/2035	2,668	2,900
5.00%, 11/01/2035	3,574	3,851		U.S. Treasury - 3.72%
5.00%, 10/01/2038	6,340	6,746		0.25%, 01/31/2015	15,000		15,014
				0.25%, 07/15/2015	15,000		15,005

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2013 (unaudited)

				Portfolio Summary (unaudited)
U.S. GOVERNMENT & GOVERNMENT	Principal			Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Financial	31.54%
				Mortgage Securities	21.48%
U.S. Treasury (continued)				Energy	8 .72%
0.88%, 02/28/2017	$15,000	$15,237		Utilities	7 .85%
1.38%, 11/30/2018	15,000	15,483		Consumer, Non-cyclical	7 .53%
1.75%, 05/31/2016	10,000	10,433		Industrial	4 .56%
2.63%, 11/15/2020	6,000	6,615		Basic Materials	3 .81%
3.63%, 02/15/2020	15,000	17,564		Communications	3 .75%
		$95,351		Government	3 .72%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Consumer, Cyclical	3 .63%
OBLIGATIONS		$645,334		Asset Backed Securities	2 .15%
	Maturity			Technology	0 .00%
REPURCHASE AGREEMENTS - 4.21%	Amount (000's)	Value(000	's)	Other Assets in Excess of Liabilities, Net	1 .26%
				TOTAL NET ASSETS	100.00%
Banks- 4.21%
Investment in Joint Trading Account; Credit	$12,680	$12,680
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $12,933,433; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	45,648	45,647
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $46,560,358; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	26,628	26,628
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $27,160,209; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	22,824	22,824
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$23,280,179; 0.63%; dated 08/31/17)
		$107,779
TOTAL REPURCHASE AGREEMENTS		$107,779
Total Investments		$2,528,617
Other Assets in Excess of Liabilities, Net - 1.26%		$32,233
TOTAL NET ASSETS - 100.00%		$2,560,850

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $21,319 or 0.83% of net assets.
(c)	Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $296,319 or 11.57% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2013.
(f)	Security purchased on a when-issued basis.

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS- 2.71%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Banks- 0.01%				Mortgage Backed Securities (continued)
HSBC USA Capital Trust I				WaMu Mortgage Pass Through Certificates
7.81%, 12/15/2026(a)	$100	$103		0.42%, 08/25/2046(b)		$172		$28
				0.57%, 01/25/2045(b)		106		99
Home Equity Asset Backed Securities - 0.01%								$8,982
New Century Home Equity Loan Trust Series				Other Asset Backed Securities - 0.06%
2005-1				Argent Securities Trust 2006-W3
0.49%, 03/25/2035(b),(c)	55	54		0.32%, 04/25/2036(b)		35		13
Option One Mortgage Loan Trust 2005-1				Asset-Backed Pass-Through Certificates Series
1.20%, 02/25/2035(b),(c)	23	4		2004-R2
Option One Mortgage Loan Trust 2007-CP1				0.82%, 04/25/2034(b),(c)		247		234
0.65%, 03/25/2037(b),(c)	2,000	57		Countrywide Asset-Backed Certificates
		$115		1.33%, 12/25/2032(b)		57		48
				Fannie Mae Grantor Trust 2004-T9
Mortgage Backed Securities - 1.03%				0.36%, 04/25/2035(b)		54		53
Alternative Loan Trust 2006-OA6
0.46%, 07/25/2046(b)	448	364		Fannie Mae REMIC Trust 2003-W16
				0.50%, 11/25/2033(b)		3		3
Alternative Loan Trust 2007-OA7
0.41%, 05/25/2047(b)	2,573	810		Long Beach Mortgage Loan Trust 2004-2
				0.73%, 06/25/2034(b),(c)		158		149
Bear Stearns ALT-A Trust 2007-2
0.37%, 04/25/2037(b)	741	413						$500
CD 2006-CD3 Mortgage Trust				Sovereign - 1.60%
0.69%, 10/15/2048(b)	23,057	58		Italy Buoni Poliennali Del Tesoro
CD 2007-CD4 Commercial Mortgage Trust				2.10%, 09/15/2016	EUR	8,984		12,241
0.56%, 12/11/2049(a),(b)	6,540	79		2.15%, 09/15/2014		1,317		1,788
Chase Mortgage Finance Trust Series 2007-								$14,029
A2				TOTAL BONDS				$23,729
2.99%, 07/25/2037(b)	199	199
				U.S. GOVERNMENT & GOVERNMENT	Principal
Commercial Mortgage Trust 2007-GG9				AGENCY OBLIGATIONS - 97.20%	Amount (000's)		Value	(000	's)
0.49%, 03/10/2039(a),(b)	47,592	425
Fannie Mae REMIC Trust 2004-W5				U.S. Treasury - 1.83%
0.65%, 02/25/2047(b)	51	51		0.88%, 04/30/2017		$5,695		$5,782
Fannie Mae REMIC Trust 2005-W2				2.00%, 02/15/2023		6,590		6,782
0.40%, 05/25/2035(b)	46	45		3.13%, 02/15/2042		330		347
Fannie Mae REMICS				3.13%, 02/15/2043		2,925		3,064
0.45%, 03/25/2035(b)	19	19						$15,975
0.50%, 03/25/2018(b)	7	7
0.50%, 02/25/2032(b)	1	1		U.S. Treasury Inflation-Indexed Obligations - 95.37%
Freddie Mac REMICS				0.13%, 04/15/2016		118,663		124,309
0.50%, 02/15/2018 (b)	45	45		0.13%, 04/15/2017		21,851		23,264
0.50%, 06/15/2018(b)	27	27		0.13%, 04/15/2018		32,541		35,078
0.60%, 09/15/2033(b)	94	94		0.13%, 01/15/2022		28,447		30,954
0.65%, 06/15/2023(b)	13	13		0.13%, 07/15/2022		14,836		16,180
G-FORCE 2005-RR2 LLC				0.13%, 01/15/2023		62,814		67,766
0.50%, 12/25/2039 (a),(b)	998	593		0.50%, 04/15/2015		51,474		53,316
Ginnie Mae				0.63%, 07/15/2021		202		231
0.55%, 10/20/2031(b)	37	37		0.63%, 02/15/2043		15,198		15,885
0.77%, 03/16/2047(b)	2,824	106		0.75%, 02/15/2042		25,894		28,095
HomeBanc Mortgage Trust 2005-5				1.13%, 01/15/2021		11,192		13,148
0.54%, 01/25/2036 (b)	629	488		1.25%, 04/15/2014		24,074		24,555
Impac CMB Trust Series 2004-5				1.25%, 07/15/2020		7,558		8,976
2.53%, 10/25/2034 (b),(c)	52	38		1.38%, 01/15/2020		5,549		6,563
Impac CMB Trust Series 2004-6				1.63%, 01/15/2015		6,535		6,866
1.18%, 10/25/2034 (b),(c)	28	25		1.75%, 01/15/2028		23,743		30,670
Impac CMB Trust Series 2005-1				1.88%, 07/15/2013		12,584		12,650
0.82%, 04/25/2035 (b)	186	146		1.88%, 07/15/2015		16,494		17,825
				1.88%, 07/15/2019		1,149		1,394
Impac CMB Trust Series 2005-5				2.00%, 01/15/2014(d)		34,403		35,083
0.97%, 08/25/2035(b)	38	9
Impac CMB Trust Series 2007-A				2.00%, 07/15/2014		15,712		16,385
0.45%, 05/25/2037 (b),(c)	893	878		2.00%, 01/15/2016		6,463		7,092
				2.00%, 01/15/2026(d)		9,177		12,047
Impac Secured Assets Trust 2006-4				2.13%, 01/15/2019		3,636		4,393
0.37%, 01/25/2037(b)	924	727
JP Morgan Alternative Loan Trust				2.13%, 02/15/2040		12,024		17,491
0.35%, 03/25/2037(b)	1,198	1,017		2.13%, 02/15/2041		15,869		23,218
				2.38%, 01/15/2025		40,124		53,976
Merrill Lynch Alternative Note Asset Trust				2.38%, 01/15/2027		15,461		21,326
Series 2007-A3				2.50%, 07/15/2016		20,977		23,892
0.41%, 04/25/2037(b)	3,397	1,964
ML-CFC Commercial Mortgage Trust 2006-3				2.50%, 01/15/2029		18,351		26,055
0.31%, 07/12/2046 (a),(b)	15,370	177		3.38%, 04/15/2032		2,283		3,740
				3.63%, 04/15/2028		18,661		29,551

See accompanying notes

Schedule of Investments Inflation Protection Fund April 30, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029	$25,315	$41,765
		$833,739
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$849,714
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.13%		$1,121
Total Investments		$874,564
Liabilities in Excess of Other Assets, Net - (0.04)%		$(323)
TOTAL NET ASSETS - 100.00%		$874,241

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,377 or 0.16% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2013.
(c)	Security is Illiquid
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $950 or 0.11% of net assets.

Portfolio Summary (unaudited)
Sector				Percent
Government				98.80%
Mortgage Securities				1 .04%
Purchased Interest Rate Swaptions				0 .13%
Asset Backed Securities				0 .06%
Financial				0 .01%
Liabilities in Excess of Other Assets, Net				(0.04)%
TOTAL NET ASSETS				100.00%

Foreign Currency Contracts

Foreign Currency Sale Contracts	Counterparty		Delivery Date		Contracts to Deliver		In Exchange For		Fair Value	Net Unrealized Appreciation/(Depreciation)
Euro	Barclays Bank PLC			07/23/2013	6,555,000			$8,557	$8,637	$(80)
Euro	Goldman Sachs & Co			07/23/2013	1,790,000			2,329	2,358	(29)
Total										$(109)

Amounts in thousands except contracts

Futures Contracts

Type			Long/Short	Contracts	Notional Value			Fair Value		Unrealized Appreciation/(Depreciation)
UK 10 Year Gilt; June 2013			Short	64		$11,900	$		11,931	$(31)
US 10 Year Note; June 2013			Long	380		50,342			50,677	335
US 2 Year Note; June 2013			Short	118		26,012			26,034	(22)
US 5 Year Note; June 2013			Long	186		23,026			23,183	157
US Long Bond; June 2013			Short	101		14,582			14,986	(404)
US Ultra Bond; June 2013			Short	143		22,744			23,501	(757)
Total										$(722)

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Barclays Bank PLC 3 Month LIBOR		Receive	2.58%	11/29/2042	$4,100		$201		$—	$201
Barclays Bank PLC 3 Month LIBOR		Pay	1.98%	03/07/2023	5,600		83		—	83
Barclays Bank PLC 3 Month LIBOR		Pay	2.50%	03/17/2024	7,200		243		—	243
Barclays Bank PLC 3 Month LIBOR		Receive	2.48%	07/09/2042	2,000		139		—	139

See accompanying notes

Schedule of Investments Inflation Protection Fund April 30, 2013 (unaudited)

Interest Rate Swaps (continued)

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Fair Value		Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Barclays Bank PLC 3 Month LIBOR		Receive	2.85%	01/11/2043	$1,200		$(11	) $	—	$(11)
Deutsche Bank AG 3 Month LIBOR		Pay	1.97%	03/07/2023	700		10		—	10
Total							$665		$—	$665

Amounts in thousands

Interest Rate Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)
Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	3.25%	02/08/2016	$29,400	$1,343		$980	$(363)
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	3.00%	03/13/2014	27,000	401		141	(260)
Rate Swap		LIBOR
Total							$1,744		$1,121	$(623)

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)
Call - 5 Year Interest Barclays Bank PLC		3 Month	Receive	1.00%	10/17/2014	$24,900	$(114)		$(127)	$(13)
Rate Swap		LIBOR
Call - 5 Year Interest Barclays Bank PLC		3 Month	Receive	1.40%	02/13/2015	40,000	(318)		(504)	(186)
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	2.50%	04/10/2014	12,700	(248)		(189)	59
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	2.00%	10/17/2014	24,900	(197)		(189)	8
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Pay	2.40%	02/13/2015	40,000	(570)		(308)	262
Rate Swap		LIBOR
Total							$(1,447)		$(1,317)	$130

Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 94.75%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 1.39%			Computers (continued)
ITC Ltd	2,136,730	$13,057	Innolux Corp (b)	8,803,000		$5,512
SLC Agricola SA	135,095	1,190	Tata Consultancy Services Ltd	183,169		4,688
Souza Cruz SA	561,300	8,627				$25,468
		$22,874	Distribution & Wholesale - 0.02%
Apparel - 0.22%			Aygaz AS	51,249		279
Pou Chen Corp	3,056,000	3,607
			Diversified Financial Services - 4.98%
Automobile Manufacturers - 1.69%			Fubon Financial Holding Co Ltd	7,894,000		11,294
Great Wall Motor Co Ltd	3,454,000	15,008	Hana Financial Group Inc	257,440		8,245
Hyundai Motor Co	36,988	6,716	IDFC Ltd	2,958,783		8,418
UMW Holdings Bhd	1,303,900	6,131	Indiabulls Financial Services Ltd (a)	1,981,066		9,994
		$27,855	KB Financial Group Inc	383,130		12,529
			Mega Financial Holding Co Ltd	11,754,000		9,074
Automobile Parts & Equipment - 1.06%			Rural Electrification Corp Ltd	1,506,893		6,285
Cheng Shin Rubber Industry Co Ltd	1,672,000	5,671	SinoPac Financial Holdings Co Ltd	32,262,543		16,168
Hyundai Mobis	51,781	11,773				$82,007
		$17,444
			Electric - 2.87%
Banks - 17.55%			China Resources Power Holdings Co Ltd	2,240,000		7,334
AMMB Holdings Bhd	4,106,300	9,045	Huaneng Power International Inc	12,558,000		14,551
Banco do Brasil SA	1,061,600	13,371	NTPC Ltd	1,397,921		4,086
Bangkok Bank PCL	2,191,000	16,981	Tenaga Nasional BHD	8,273,000		21,346
Bank of China Ltd	60,519,400	28,355				$47,317
Bank Rakyat Indonesia Persero Tbk PT	3,422,500	3,315
China Construction Bank Corp	43,000,722	36,091	Electrical Components & Equipment - 1.48%
Chongqing Rural Commercial Bank	10,842,000	5,914	Delta Electronics Inc	2,597,000		12,460
Credicorp Ltd	54,351	8,185	LG Electronics Inc	148,981		11,941
FirstRand Ltd	4,343,581	15,112				$24,401
Grupo Financiero Banorte SAB de CV	2,555,800	19,260
ICICI Bank Ltd ADR	599,932	28,089	Electronics - 2.59%
Industrial & Commercial Bank of China Ltd	35,240,335	24,841	AAC Technologies Holdings Inc	1,691,000		8,277
Krung Thai Bank PCL (a)	20,855,300	17,654	Hon Hai Precision Industry Co Ltd	4,886,374		12,630
			Kinsus Interconnect Technology Corp (b)	1,504,000		5,253
Malayan Banking Bhd	4,816,800	15,238
Nedbank Group Ltd	517,432	11,002	Phison Electronics Corp	944,000		7,456
			TPK Holding Co Ltd (b)	442,000		8,993
Sberbank of Russia	6,177,697	19,675
Turkiye Halk Bankasi AS	699,721	7,641				$42,609
Yes Bank Ltd (a)	949,638	9,076	Engineering & Construction - 1.19%
		$288,845	China Railway Construction Corp Ltd	9,271,658		9,373
Beverages - 2.64%			Daelim Industrial Co Ltd	87,849		6,153
Arca Continental SAB de CV	964,000	7,889	Grupo Aeroportuario del Sureste SAB de CV	32,503		4,034
Cia de Bebidas das Americas ADR	390,683	16,416	ADR
Fomento Economico Mexicano SAB de CV	104,538	11,854				$19,560
ADR			Food - 3.05%
Fomento Economico Mexicano SAB de CV	47,500	539	Cia Brasileira de Distribuicao Grupo Pao de	321,326		17,853
Thai Beverage PCL	13,818,000	6,788	Acucar ADR
		$43,486	Cosan SA Industria e Comercio	477,700		11,270
Building Materials - 0.39%			Indofood Sukses Makmur Tbk PT	6,765,000		5,120
China National Building Material Co Ltd	5,392,000	6,384	JBS SA	2,169,130		6,841
			Sao Martinho SA	36,500		513
			Uni-President Enterprises Corp	4,272,000		8,418
Chemicals - 2.05%			Vigor Alimentos SA (b),(c)	50,032		185
PTT Global Chemical PCL (a)	4,356,000	10,876				$50,200
Sasol Ltd	379,100	16,421
Sociedad Quimica y Minera de Chile SA	129,114	6,390	Forest Products & Paper - 0.69%
ADR			Mondi PLC	857,524		11,396
		$33,687
Coal - 0.47%			Gas - 1.40%
China Coal Energy Co Ltd	9,975,000	7,700	Korea Gas Corp	148,023		9,505
			Perusahaan Gas Negara Persero Tbk PT	20,988,500		13,500
						$23,005
Commercial Services - 2.43%
Arteris SA	1,066,205	11,809	Holding Companies - Diversified - 2.63%
CCR SA	812,147	7,944	Alfa SAB de CV	3,765,114		8,741
Kroton Educacional SA	863,300	12,056	Bidvest Group Ltd	316,297		8,232
OHL Mexico SAB de CV (b)	2,637,675	8,163	Imperial Holdings Ltd	426,125		9,447
		$39,972	KOC Holding AS	2,788,079		16,906
						$43,326
Computers - 1.55%
Asustek Computer Inc	498,000	5,801
Chicony Electronics Co Ltd	3,218,000	9,467

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Home Builders - 0.70%			Real Estate (continued)
Even Construtora e Incorporadora SA	2,450,797	$11,490	Shimao Property Holdings Ltd	8,606,500		$18,575
						$31,862
Home Furnishings - 0.81%			REITS - 0.81%
Haier Electronics Group Co Ltd (b)	2,958,236	5,289	Fibra Uno Administracion SA de CV	3,456,172		13,281
Skyworth Digital Holdings Ltd	9,680,000	7,996
		$13,285	Retail - 0.77%
Insurance - 1.88%			GS Home Shopping Inc	1,748		361
BB Seguridade Participacoes SA (b)	762,440	6,470	Lotte Shopping Co Ltd	33,037		12,338
MMI Holdings Ltd/South Africa	1,288,277	3,290				$12,699
Porto Seguro SA	301,300	3,738
Sanlam Ltd	3,403,295	17,462	Semiconductors - 10.06%
		$30,960	Chipbond Technology Corp	5,816,000		14,826
			Elan Microelectronics Corp	3,050,000		8,122
Internet - 0.41%			King Yuan Electronics Co Ltd	1,326,000		945
Tencent Holdings Ltd	195,600	6,748	Novatek Microelectronics Corp	1,969,000		9,627
			Samsung Electronics Co Ltd	59,621		82,457
Iron & Steel - 0.97%			Taiwan Semiconductor Manufacturing Co Ltd	13,385,685		49,680
Hyundai Steel Co	13,376	929				$165,657
Kumba Iron Ore Ltd	55,768	2,956	Shipbuilding - 0.79%
POSCO ADR	149,219	10,742	Samsung Heavy Industries Co Ltd	407,620		13,005
POSCO	2,150	618
Vale SA ADR	38,179	653
		$15,898	Software - 1.38%
			HCL Technologies Ltd	1,022,994		13,686
Leisure Products & Services - 0.51%			Tech Mahindra Ltd	512,170		9,101
Merida Industry Co Ltd	1,372,100	8,379				$22,787
			Telecommunications - 6.59%
Media - 0.51%			Advanced Info Service PCL (a)	1,276,500		11,765
Grupo Televisa SAB ADR	333,520	8,445	America Movil SAB de CV ADR	538,472		11,513
			China Mobile Ltd	1,949,593		21,443
Mining - 2.64%			China Telecom Corp Ltd	23,116,000		11,844
Grupo Mexico SAB de CV	1,764,300	6,334	KT Corp	129,560		4,239
Industrias Penoles SAB de CV	37,129	1,559	Partron Co Ltd	109,027		2,306
KGHM Polska Miedz SA	250,560	11,789	SK Telecom Co Ltd	69,701		12,269
MMC Norilsk Nickel OJSC ADR	439,990	6,741	Telekomunikasi Indonesia Persero Tbk PT	10,513,500		12,666
Southern Copper Corp	316,206	10,539	VimpelCom Ltd ADR	1,101,636		12,063
Sterlite Industries India Ltd ADR	889,879	6,434	Vodacom Group Ltd	707,631		8,299
		$43,396				$108,407
Miscellaneous Manufacturing - 0.04%			Water - 0.46%
Sunny Optical Technology Group Co Ltd	498,000	661	Cia de Saneamento Basico do Estado de Sao	533,100		7,506
			Paulo
Oil & Gas - 10.33%			TOTAL COMMON STOCKS			$1,559,338
Cairn India Ltd	1,523,553	8,840	PREFERRED STOCKS - 3.47%	Shares Held	Value	(000	's)
China Petroleum & Chemical Corp	19,037,214	21,009
Gazprom OAO ADR	1,483,004	11,768	Banks - 1.86%
Lukoil OAO ADR	392,313	24,873	Banco Bradesco SA	466,340		7,664
PetroChina Co Ltd	21,526,293	27,438	Itau Unibanco Holding SA	1,372,400		23,020
Petroleo Brasileiro SA ADR	1,143,793	21,904				$30,684
Polski Koncern Naftowy Orlen S.A. (b)	761,428	11,823
PTT Exploration & Production PCL (a)	1,732,700	9,115	Iron & Steel - 0.89%
			Vale SA	901,607		14,641
Reliance Industries Ltd	605,289	8,867
SK Holdings Co Ltd	49,057	7,080
Tatneft OAO ADR	167,905	6,345	Telecommunications - 0.72%
Thai Oil PCL (a)	4,842,100	10,915	Telefonica Brasil SA	447,249		11,875
		$169,977
			TOTAL PREFERRED STOCKS			$57,200
Pharmaceuticals - 0.60%				Maturity
Sun Pharmaceutical Industries Ltd	518,080	9,151	REPURCHASE AGREEMENTS - 1.39%	Amount (000's)	Value	(000	's)
Wockhardt Ltd (b)	19,293	685
		$9,836	Banks - 1.39%
			Investment in Joint Trading Account; Credit	$2,694		$2,694
Pipelines - 0.22%			Suisse Repurchase Agreement; 0.14%
China Gas Holdings Ltd	3,686,000	3,637	dated 04/30/2013 maturing 05/01/2013
			(collateralized by US Government
Real Estate - 1.93%			Securities; $2,747,557; 4.50% - 4.63%;
Country Garden Holdings Co Ltd	13,381,000	7,581	dated 02/15/36 - 02/15/40)
Cyrela Brazil Realty SA Empreendimentos e	631,800	5,706
Participacoes

See accompanying notes

Schedule of Investments International Emerging Markets Fund April 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Deutsche $	9,697	$9,697
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $9,891,205; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	5,657	5,657
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $5,769,870; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	4,849	4,848
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$4,945,603; 0.63%; dated 08/31/17)
		$22,896
TOTAL REPURCHASE AGREEMENTS		$22,896
Total Investments		$1,639,434
Other Assets in Excess of Liabilities, Net - 0.39%		$6,353
TOTAL NET ASSETS - 100.00%		$1,645,787

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $79,395 or 4.82% of net assets.
(b)	Non-Income Producing Security
(c)	Security is Illiquid

Portfolio Summary (unaudited)

Country	Percent
China	14.08%
Brazil	13.53%
Taiwan, Province Of China	12.97%
Korea, Republic Of	12.96%
India	8 .53%
Mexico	6 .18%
South Africa	5 .60%
Thailand	5 .10%
Russian Federation	4 .22%
Hong Kong	3 .90%
Malaysia	3 .15%
Indonesia	2 .10%
United States	2 .03%
Turkey	1 .51%
Poland	1 .44%
Netherlands	0 .73%
United Kingdom	0 .69%
Peru	0 .50%
Chile	0 .39%
Other Assets in Excess of Liabilities, Net	0 .39%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2013 (unaudited)

COMMON STOCKS - 95.26%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 1.00%				Automobile Parts & Equipment (continued)
Hakuhodo DY Holdings Inc	370	$31		Koito Manufacturing Co Ltd	2,000		$39
Publicis Groupe SA	2,034	141		NGK Spark Plug Co Ltd	3,000		51
WPP PLC	430,312	7,114		Stanley Electric Co Ltd	2,300		44
		$7,286		Sumitomo Electric Industries Ltd	28,100		374
				Sumitomo Rubber Industries Ltd	8,200		152
Aerospace & Defense - 1.51%				Toyoda Gosei Co Ltd	1,100		28
BAE Systems PLC	35,583	208		Toyota Boshoku Corp	1,100		16
Cobham PLC	17,450	68		Toyota Industries Corp	2,500		102
European Aeronautic Defence and Space Co	4,985	263					$12,021
NV
Finmeccanica SpA (a)	11,743	62		Banks - 14.13%
Meggitt PLC	37,857	276		Australia & New Zealand Banking Group Ltd	95,867		3,168
Rolls-Royce Holdings PLC (a)	50,503	887		Banco Bilbao Vizcaya Argentaria SA	157,074		1,529
Safran SA	184,982	9,093		Banco Santander SA	117,318		847
Thales SA	1,473	64		Bank Hapoalim BM (a)	17,076		79
Zodiac Aerospace	552	69		Bank Leumi Le-Israel BM (a)	20,265		72
		$10,990		Bank of East Asia Ltd	19,600		81
				Bank of Kyoto Ltd/The	5,000		53
Agriculture - 0.77%				Barclays PLC	1,813,054		8,091
British American Tobacco PLC	52,558	2,914		BNP Paribas SA	168,514		9,397
Golden Agri-Resources Ltd	114,640	49		BOC Hong Kong Holdings Ltd	124,500		429
Imperial Tobacco Group PLC	32,717	1,170		Chiba Bank Ltd/The	12,000		93
Japan Tobacco Inc	39,600	1,497		Commonwealth Bank of Australia	18,343		1,398
		$5,630		Credit Agricole SA (a)	11,124		102
Airlines - 0.07%				Credit Suisse Group AG (a)	346,425		9,620
ANA Holdings Inc	19,000	41		Danske Bank A/S (a)	27,609		522
Cathay Pacific Airways Ltd	44,000	77		DBS Group Holdings Ltd	18,251		249
Deutsche Lufthansa AG	3,704	74		Deutsche Bank AG	9,054		417
International Consolidated Airlines Group SA	14,854	63		DNB ASA	575,142		9,418
(a)				Erste Group Bank AG	3,474		109
Japan Airlines Co Ltd	3,100	158		Fukuoka Financial Group Inc	13,000		67
Qantas Airways Ltd (a)	18,219	36		Hang Seng Bank Ltd	8,600		144
Singapore Airlines Ltd	9,000	81		HSBC Holdings PLC	1,017,611		11,145
		$530		Intesa Sanpaolo SpA	200,025		363
				Joyo Bank Ltd/The	10,000		61
Apparel - 2.04%				KBC Groep NV	16,907		662
Adidas AG	71,223	7,448		Lloyds Banking Group PLC (a)	1,329,330		1,130
Asics Corp	2,400	43		Mediobanca SpA	47,473		302
Burberry Group PLC	5,070	105		Mitsubishi UFJ Financial Group Inc	275,200		1,867
Christian Dior SA	2,726	476		Mizrahi Tefahot Bank Ltd (a)	2,006		21
LVMH Moet Hennessy Louis Vuitton SA	38,764	6,717		Mizuho Financial Group Inc	250,879		552
Yue Yuen Industrial Holdings Ltd	11,500	40		National Australia Bank Ltd	22,613		798
		$14,829		Natixis	14,825		65
Automobile Manufacturers - 3.89%				Nishi-Nippon City Bank Ltd/The	11,000		37
Bayerische Motoren Werke AG	3,746	346		Nordea Bank AB	88,384		1,063
Daihatsu Motor Co Ltd	3,000	60		Oversea-Chinese Banking Corp Ltd	30,001		265
Daimler AG	108,598	6,021		Pohjola Bank PLC	2,274		39
Fiat Industrial SpA	8,348	94		Raiffeisen Bank International AG	791		28
Fuji Heavy Industries Ltd	25,000	472		Resona Holdings Inc	20,700		110
				Royal Bank of Scotland Group PLC (a)	20,618		98
Hino Motors Ltd	5,000	76
Honda Motor Co Ltd	38,200	1,524		Sberbank of Russia ADR	480,852		6,184
Hyundai Motor Co	36,763	6,676		Shinsei Bank Ltd	230,000		645
Isuzu Motors Ltd	20,000	133		Shizuoka Bank Ltd/The	8,000		98
Mazda Motor Corp (a)	29,000	99		Skandinaviska Enskilda Banken AB	15,958		164
Mitsubishi Motors Corp (a)	63,000	74		Societe Generale SA	7,945		289
Nissan Motor Co Ltd	70,700	738		Standard Chartered PLC	48,394		1,217
Renault SA	9,033	623		Sumitomo Mitsui Financial Group Inc	319,000		15,079
Suzuki Motor Corp	289,000	7,427		Sumitomo Mitsui Trust Holdings Inc	113,250		569
Toyota Motor Corp	60,072	3,487		Svenska Handelsbanken AB	5,528		252
Volkswagen AG	477	93		Swedbank AB	16,365		403
Volvo AB - B Shares	25,644	356		Toronto-Dominion Bank/The	74,094		6,074
				UBS AG	136,808		2,441
		$28,299		UniCredit SpA (a)	39,272		205
Automobile Parts & Equipment - 1.65%				United Overseas Bank Ltd	60,805		1,057
Aisin Seiki Co Ltd	3,100	112		Westpac Banking Corp	97,261		3,412
Bridgestone Corp	264,100	9,967		Wing Hang Bank Ltd	18,751		197
Cie Generale des Etablissements Michelin	2,090	177		Yamaguchi Financial Group Inc	3,000		33
Continental AG	1,263	150					$102,810
Denso Corp	12,300	552
GKN PLC	26,060	111		Beverages - 2.88%
JTEKT Corp	14,300	146		Anheuser-Busch InBev NV	19,119		1,836

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Beverages (continued)				Chemicals (continued)
Asahi Group Holdings Ltd	4,400	$109		Yara International ASA	3,032		$142
Carlsberg A/S	1,042	97					$31,144
Coca-Cola Amatil Ltd	5,830	92
Coca-Cola West Co Ltd	900	17		Commercial Services - 1.47%
Diageo PLC	294,740	9,001		Abertis Infraestructuras SA	5,932		111
				Adecco SA (a)	2,143		115
Fraser and Neave Ltd	15,000	103
Heineken Holding NV	1,631	98		Aggreko PLC	4,800		133
Heineken NV	102,246	7,237		Babcock International Group PLC	5,913		98
Kirin Holdings Co Ltd	9,000	157		Brambles Ltd	17,904		162
Pernod-Ricard SA	3,868	479		Bunzl PLC	12,963		258
SABMiller PLC	31,575	1,704		Bureau Veritas SA	894		109
		$20,930		Capita PLC	521,067		7,307
				Dai Nippon Printing Co Ltd	10,000		98
Biotechnology - 0.26%				Experian PLC	29,737		523
Amarin Corp PLC ADR(a)	27,000	200		Intertek Group PLC	2,639		136
CSL Ltd	24,815	1,622		Park24 Co Ltd	1,500		30
Novozymes A/S	2,843	98		Randstad Holding NV	10,608		442
		$1,920		Secom Co Ltd	2,300		128
				Securitas AB	5,066		50
Building Materials - 1.32%				Serco Group PLC	26,423		255
Asahi Glass Co Ltd	48,000	377		SGS SA	150		363
Boral Ltd	48,961	254		Toppan Printing Co Ltd	9,000		68
Cie de St-Gobain	15,779	632		Transurban Group	46,065		326
CRH PLC	8,657	186					$10,712
Daikin Industries Ltd	2,600	104
Fletcher Building Ltd	11,269	86		Computers - 0.07%
Geberit AG	403	99		AtoS	3,065		214
HeidelbergCement AG	91,892	6,634		Cap Gemini SA	2,394		110
Holcim Ltd (a)	2,581	201		Computershare Ltd	7,289		75
Imerys SA	545	36		NTT Data Corp	20		63
James Hardie Industries PLC	24,407	257		Otsuka Corp	300		31
Lafarge SA	2,226	144					$493
LIXIL Group Corp	20,100	452
Sika AG	34	82		Consumer Products - 0.21%
TOTO Ltd	4,000	41		Henkel AG & Co KGaA	4,998		392
		$9,585		Reckitt Benckiser Group PLC	14,651		1,070
				Societe BIC SA	463		49
Chemicals - 4.28%							$1,511
Air Liquide SA	3,636	461
Air Water Inc	2,000	32		Cosmetics & Personal Care - 1.26%
Akzo Nobel NV	2,321	140		Beiersdorf AG	5,835		528
Arkema SA	81,854	7,674		Kao Corp	5,200		180
Asahi Kasei Corp	47,000	316		L'Oreal SA	46,922		8,375
BASF SE	14,933	1,398		Unicharm Corp	1,700		110
Brenntag AG	2,465	420					$9,193
Daicel Corp	5,000	40		Distribution & Wholesale - 0.29%
Denki Kagaku Kogyo KK	7,000	26		Hitachi High-Technologies Corp	5,300		132
EMS-Chemie Holding AG	130	38		ITOCHU Corp	38,900		482
Givaudan SA (a)	99	127		Jardine Cycle & Carriage Ltd	2,000		79
Hitachi Chemical Co Ltd	1,700	27		Marubeni Corp	18,000		129
Incitec Pivot Ltd	86,246	259		Mitsubishi Corp	15,200		274
Israel Chemicals Ltd	14,405	172		Mitsui & Co Ltd	18,833		260
Johnson Matthey PLC	14,773	557		Sojitz Corp	20,300		32
JSR Corp	9,900	228		Sumitomo Corp	12,300		154
K+S AG	2,787	123		Toyota Tsusho Corp	3,500		98
Kaneka Corp	4,000	24		Wolseley PLC	9,451		468
Kansai Paint Co Ltd	3,000	39					$2,108
Koninklijke DSM NV	6,354	409
Lanxess AG	9,281	678		Diversified Financial Services - 1.43%
Linde AG	5,638	1,067		Aberdeen Asset Management PLC	13,947		97
Mitsubishi Chemical Holdings Corp	22,000	107		Acom Co Ltd (a)	660		27
Mitsubishi Gas Chemical Co Inc	27,000	207		AEON Financial Service Co Ltd	5,700		171
Mitsui Chemicals Inc	14,000	32		Credit Saison Co Ltd	9,500		278
Nitto Denko Corp	9,600	631		Daiwa Securities Group Inc	19,000		169
Shin-Etsu Chemical Co Ltd	9,700	654		Deutsche Boerse AG	2,148		134
Showa Denko KK	23,000	37		Hargreaves Lansdown PLC	3,790		58
Solvay SA	949	139		Hong Kong Exchanges and Clearing Ltd	12,228		206
Symrise AG	175,994	7,523		Investec PLC	8,704		62
Syngenta AG	17,209	7,358		Japan Exchange Group Inc	800		98
Taiyo Nippon Sanso Corp	4,000	27		Julius Baer Group Ltd (a)	171,965		6,855
Ube Industries Ltd/Japan	16,000	32		Macquarie Group Ltd	3,138		128
				Mitsubishi UFJ Lease & Finance Co Ltd	26,100		147

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Engineering & Construction (continued)
Nomura Holdings Inc	39,900	$326		Aeroports de Paris	487		$44
Old Mutual PLC	56,529	180		Aker Solutions ASA	18,760		262
ORIX Corp	65,200	1,001		Auckland International Airport Ltd	14,979		40
Partners Group Holding AG	1,119	287		Bouygues SA	3,057		85
Schroders PLC	1,806	66		Chiyoda Corp	2,000		21
Singapore Exchange Ltd	13,000	79		Ferrovial SA	6,527		108
		$10,369		JGC Corp	3,000		89
				Kajima Corp	13,000		41
Electric - 0.83%				Kinden Corp	2,000		15
AGL Energy Ltd	6,020	99		Koninklijke Boskalis Westminster NV	1,230		51
Chubu Electric Power Co Inc	7,100	92		Leighton Holdings Ltd	2,454		51
Chugoku Electric Power Co Inc/The	4,800	69		Obayashi Corp	10,000		62
CLP Holdings Ltd	20,663	182		SembCorp Industries Ltd	16,000		65
Contact Energy Ltd	5,957	27		Shimizu Corp	9,000		36
E.ON SE	24,939	453		Singapore Technologies Engineering Ltd	25,000		89
EDP - Energias de Portugal SA	30,880	106		Skanska AB	6,147		105
Electric Power Development Co Ltd	1,900	54		Sydney Airport	5,244		19
Electricite de France SA	3,889	87		Taisei Corp	17,000		57
Enel SpA	262,541	1,016		Vinci SA	12,940		624
Fortum OYJ	7,291	135		WorleyParsons Ltd	3,330		79
GDF Suez	14,288	306					$2,489
Hokkaido Electric Power Co Inc	2,900	37
Hokuriku Electric Power Co	2,700	40		Entertainment - 0.10%
Iberdrola SA	51,371	276		Oriental Land Co Ltd/Japan	800		129
Kansai Electric Power Co Inc/The	59,400	726		Sankyo Co Ltd	800		36
Origin Energy Ltd	20,439	262		Tabcorp Holdings Ltd	12,236		44
Power Assets Holdings Ltd	15,000	147		Tatts Group Ltd	75,039		255
Red Electrica Corp SA	1,750	93		Toho Co Ltd/Tokyo	1,700		38
RWE AG	5,378	194		William Hill PLC	33,822		224
Shikoku Electric Power Co Inc	2,600	47					$726
SP AusNet	177,478	231
Spark Infrastructure Group	117,265	218		Environmental Control - 0.01%
SSE PLC	39,003	944		Kurita Water Industries Ltd	1,700		35
Terna Rete Elettrica Nazionale SpA	21,446	100
Tokyo Electric Power Co Inc (a)	23,100	102		Food - 5.85%
Verbund AG	1,102	24		Ajinomoto Co Inc	25,000		343
		$6,067		Associated British Foods PLC	4,053		122
				Calbee Inc	200		20
Electrical Components & Equipment - 1.90%				Carrefour SA	18,964		563
Brother Industries Ltd	3,700	42		Casino Guichard Perrachon SA	902		98
Furukawa Electric Co Ltd	9,000	23
GS Yuasa Corp	6,000	26		Colruyt SA	1,211		61
				Danone SA	5,639		430
Hitachi Ltd	135,000	863		Delhaize Group SA	1,649		103
Legrand SA	10,596	494		Distribuidora Internacional de Alimentacion	9,892		77
Mabuchi Motor Co Ltd	300	16
Mitsubishi Electric Corp	59,000	562		SA
				J Sainsbury PLC	19,855		118
Prysmian SpA	3,256	66		Kerry Group PLC	1,453		86
Schneider Electric SA	153,356	11,692
Ushio Inc	1,700	17		Kikkoman Corp	3,000		57
				Koninklijke Ahold NV	22,676		359
		$13,801		MEIJI Holdings Co Ltd	1,000		45
Electronics - 0.40%				Metcash Ltd	14,249		60
Hirose Electric Co Ltd	500	72		Nestle SA	242,196		17,272
Hoya Corp	4,300	86		Nippon Meat Packers Inc	3,000		46
Ibiden Co Ltd	1,900	33		Nisshin Seifun Group Inc	3,000		39
Keyence Corp	470	149		Olam International Ltd	26,000		36
Koninklijke Philips Electronics NV	27,989	774		Seven & I Holdings Co Ltd	255,800		9,839
Kyocera Corp	2,900	295		Suedzucker AG	1,320		53
Murata Manufacturing Co Ltd	6,800	554		Tate & Lyle PLC	7,541		99
NEC Corp	41,000	106		Tesco PLC	97,209		553
Nippon Electric Glass Co Ltd	6,000	31		Toyo Suisan Kaisha Ltd	1,000		34
Omron Corp	3,200	101		Unilever NV - CVA	30,365		1,294
Rexel SA	2,394	53		Unilever PLC	203,939		8,836
Toshiba Corp	116,000	640		Wilmar International Ltd	31,000		84
Yokogawa Electric Corp	3,300	34		WM Morrison Supermarkets PLC	26,153		119
		$2,928		Woolworths Ltd	43,204		1,631
				Yakult Honsha Co Ltd	1,500		65
Energy - Alternate Sources - 0.01%							$42,542
Enel Green Power SpA	28,314	60
				Food Service - 0.04%
				Compass Group PLC	21,368		281
Engineering & Construction - 0.34%
ABB Ltd (a)	24,081	546
See accompanying notes				236

Schedule of Investments
International Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Forest Products & Paper - 0.10%				Insurance (continued)
Nippon Paper Industries Co Ltd	1,600	$24		AIA Group Ltd	2,469,600		$10,986
Oji Holdings Corp	12,000	43		Allianz SE	13,473		1,993
Stora Enso OYJ	8,917	62		AMP Ltd	28,540		160
Svenska Cellulosa AB	23,786	620		Assicurazioni Generali SpA	11,374		209
		$749		Aviva PLC	29,722		141
				AXA SA	20,003		375
Gas - 1.28%				Baloise Holding AG	760		78
Centrica PLC	1,364,811	7,872		CNP Assurances	2,571		36
Enagas SA	7,853	209		Dai-ichi Life Insurance Co Ltd/The	83		114
Gas Natural SDG SA	5,667	119		Gjensidige Forsikring ASA	3,236		52
Hong Kong & China Gas Co Ltd	56,219	169		Hannover Rueckversicherung SE	976		83
National Grid PLC	40,701	519		ING Groep NV (a)	37,302		307
Osaka Gas Co Ltd	31,000	134		Insurance Australia Group Ltd	23,768		144
Snam SpA	16,467	81		Legal & General Group PLC	227,475		600
Toho Gas Co Ltd	7,000	42		MS&AD Insurance Group Holdings	23,060		618
Tokyo Gas Co Ltd	25,000	143		Muenchener Rueckversicherungs AG	2,029		406
		$9,288		Prudential PLC	398,963		6,860
Hand & Machine Tools - 2.71%				QBE Insurance Group Ltd	11,819		164
Fuji Electric Co Ltd	10,000	34		Resolution Ltd	39,500		162
Makita Corp	5,700	348		Sampo	14,741		590
Sandvik AB	447,896	6,389		SCOR SE	2,612		79
Schindler Holding AG - PC	2,641	396		Sony Financial Holdings Inc	2,800		40
Schindler Holding AG - REG	348	51		Standard Life PLC	26,677		155
SMC Corp/Japan	62,100	12,449		Suncorp Group Ltd	12,530		169
THK Co Ltd	1,900	40		Swiss Re AG	6,345		505
		$19,707		T&D Holdings Inc	9,500		111
				Tokio Marine Holdings Inc	13,666		435
Healthcare - Products - 1.10%				Tryg A/S	396		34
Coloplast A/S	1,842	100		Vienna Insurance Group AG Wiener	614		33
Essilor International SA	60,032	6,764		Versicherung Gruppe
Fresenius SE & Co KGaA	4,114	516		Zurich Insurance Group AG (a)	28,442		7,948
Luxottica Group SpA	1,864	97					$34,440
QIAGEN NV (a)	3,777	75
Smith & Nephew PLC	8,729	100		Internet - 0.26%
Sonova Holding AG (a)	795	87		Dena Co Ltd	12,100		345
Sysmex Corp	2,500	161		Iliad SA	1,978		452
Terumo Corp	2,400	119		Rakuten Inc	48,300		516
		$8,019		SBI Holdings Inc/Japan	3,500		68
				United Internet AG	1,565		43
Healthcare - Services - 0.05%				Yahoo Japan Corp	996		500
Fresenius Medical Care AG & Co KGaA	2,060	142					$1,924
Miraca Holdings Inc	900	45
Ramsay Health Care Ltd	2,125	71		Investment Companies - 0.02%
Sonic Healthcare Ltd	6,005	82		Delek Group Ltd	72		19
		$340		Investor AB	4,639		137
				Israel Corp Ltd/The (a)	37		24
Holding Companies - Diversified - 2.58%							$180
GEA Group AG	250,239	8,479
Hutchison Whampoa Ltd	24,000	261		Iron & Steel - 0.41%
Industrivarden AB	1,905	36		ArcelorMittal	9,734		120
Jardine Strategic Holdings Ltd	238,137	9,299		Atlas Iron Ltd	1,671,863		1,454
Keppel Corp Ltd	15,100	132		Daido Steel Co Ltd	5,000		27
Noble Group Ltd	287,000	263		Evraz PLC	5,420		13
NWS Holdings Ltd	24,000	43		Fortescue Metals Group Ltd	97,336		356
Swire Pacific Ltd	7,000	89		Hitachi Metals Ltd	3,000		31
Wharf Holdings Ltd	17,000	152		JFE Holdings Inc	14,800		322
		$18,754		Kobe Steel Ltd	40,000		52
				Nippon Steel & Sumitomo Metal Corp	142,000		378
Home Builders - 1.17%				ThyssenKrupp AG (a)	10,300		187
Daiwa House Industry Co Ltd	6,000	136		Voestalpine AG	1,778		56
Sekisui Chemical Co Ltd	652,000	8,210					$2,996
Sekisui House Ltd	9,000	135
		$8,481		Leisure Products & Services - 0.06%
				Flight Centre Ltd	891		35
Home Furnishings - 0.06%				Sega Sammy Holdings Inc	14,200		374
Electrolux AB	3,892	111		Tui Travel PLC	7,235		35
Matsushita Electric Industrial Co Ltd	21,400	154		Yamaha Corp	2,500		27
Sony Corp	11,000	181					$471
		$446
				Lodging - 0.31%
Insurance - 4.74%				Accor SA	2,360		78
Aegon NV	107,184	716		Crown Ltd	6,481		87
Ageas	3,736	137

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Lodging (continued)				Mining (continued)
Echo Entertainment Group Ltd	12,023	$45		Randgold Resources Ltd	2,400		$194
Galaxy Entertainment Group Ltd (a)	114,000	512		Rio Tinto Ltd	9,443		550
InterContinental Hotels Group PLC	4,403	130		Rio Tinto PLC	13,056		599
MGM China Holdings Ltd	15,600	37		Sumitomo Metal Mining Co Ltd	9,000		126
Sands China Ltd	150,600	792		Umicore SA	11,922		552
Shangri-La Asia Ltd	24,000	46		Vedanta Resources PLC	1,701		32
SJM Holdings Ltd	31,000	78		Xstrata PLC	20,502		308
Sky City Entertainment Group Ltd	9,335	36					$19,438
Whitbread PLC	8,621	343
Wynn Macau Ltd (a)	24,800	75		Miscellaneous Manufacturing - 0.37%
		$2,259		Alfa Laval AB	5,429		120
				ALS Ltd/Queensland	5,442		55
Machinery - Construction & Mining - 0.11%				FUJIFILM Holdings Corp	5,000		103
Atlas Copco AB - A Shares	14,153	374		IMI PLC	22,601		435
Atlas Copco AB - B Shares	4,273	102		Konica Minolta Inc	8,000		57
Hitachi Construction Machinery Co Ltd	1,700	40		Melrose Industries PLC	19,752		75
Komatsu Ltd	10,100	277		Olympus Corp (a)	13,800		346
		$793		Orkla ASA	21,000		189
				Siemens AG	9,173		959
Machinery - Diversified - 1.35%				Smiths Group PLC	6,359		124
Alstom SA	8,741	359		Sulzer AG	388		66
Amada Co Ltd	5,000	40		Wartsila OYJ Abp	2,713		133
Andritz AG	1,178	77					$2,662
FANUC Corp	52,700	7,955
Hexagon AB	3,831	110		Office & Business Equipment - 0.13%
Kawasaki Heavy Industries Ltd	22,000	70		Canon Inc	23,000		827
Kone OYJ	1,705	151		Ricoh Co Ltd	10,000		111
Kubota Corp	23,000	330					$938
Metso OYJ	2,068	85
Mitsubishi Heavy Industries Ltd	65,000	449		Oil & Gas - 5.75%
Sumitomo Heavy Industries Ltd	8,000	36		BG Group PLC	541,104		9,135
Weir Group PLC/The	3,396	116		BP PLC	288,498		2,090
Zardoya Otis SA	2,493	35		Caltex Australia Ltd	2,183		49
		$9,813		Cosmo Oil Co Ltd	8,000		19
				Eni SpA	34,649		827
Media - 0.26%				Idemitsu Kosan Co Ltd	300		25
British Sky Broadcasting Group PLC	12,412	163		Inpex Corp	80		387
ITV PLC	205,215	402		Japan Petroleum Exploration Co	400		16
Kabel Deutschland Holding AG	983	93		JX Holdings Inc	64,320		349
Lagardere SCA	2,237	83		OMV AG	2,382		112
Pearson PLC	7,921	144		Premier Oil PLC (a)	1,023,396		5,940
Reed Elsevier NV	31,197	506		Repsol SA	29,307		687
Reed Elsevier PLC	14,002	164		Royal Dutch Shell PLC - A Shares	120,548		4,104
Singapore Press Holdings Ltd	26,000	94		Royal Dutch Shell PLC - B Shares	30,771		1,079
UBM PLC	9,600	109		Santos Ltd	10,466		134
Wolters Kluwer NV	4,884	108		Seadrill Ltd	7,835		302
		$1,866		Showa Shell Sekiyu KK	3,000		24
				Statoil ASA	281,750		6,898
Metal Fabrication & Hardware - 0.16%				Suncor Energy Inc	196,243		6,118
Assa Abloy AB	14,561	582		TonenGeneral Sekiyu KK	5,000		51
Maruichi Steel Tube Ltd	700	18		Total SA	35,173		1,771
NSK Ltd	29,000	235		Transocean Ltd	12,604		647
SKF AB	10,193	238		Tullow Oil PLC	8,778		137
Tenaris SA	5,548	124		Woodside Petroleum Ltd	23,437		914
		$1,197					$41,815
Mining - 2.67%				Oil & Gas Services - 0.10%
African Minerals Ltd (a)	62,700	214
Alumina Ltd (a)	40,363	40		Saipem SpA	4,644		132
				Subsea 7 SA	4,506		97
Anglo American PLC	13,452	329		Technip SA	4,790		514
Antofagasta PLC	6,379	89					$743
BHP Billiton Ltd	51,025	1,715
BHP Billiton PLC	330,683	9,303		Packaging & Containers - 0.04%
Boliden AB	4,425	71		Amcor Ltd/Australia	13,477		139
Eurasian Natural Resources Corp PLC	4,167	18		Rexam PLC	12,966		104
Fresnillo PLC	2,943	53		Toyo Seikan Group Holdings Ltd	2,500		34
Glencore International PLC	103,480	512					$277
Iluka Resources Ltd	18,788	175
Medusa Mining Ltd	23,745	81		Pharmaceuticals - 8.40%
				Actelion Ltd (a)	1,741		107
Mitsubishi Materials Corp	18,000	52
Newcrest Mining Ltd	247,106	4,330		Alfresa Holdings Corp	700		42
Orica Ltd	3,999	95		Astellas Pharma Inc	160,700		9,366
				AstraZeneca PLC	12,043		625

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Bayer AG	24,492	$2,560		CFS Retail Property Trust Group	32,035		$73
Daiichi Sankyo Co Ltd	14,200	278		Corio NV	1,105		51
Dainippon Sumitomo Pharma Co Ltd	2,600	48		Federation Centres Ltd	21,713		58
Eisai Co Ltd	2,500	114		Fonciere Des Regions	427		34
GlaxoSmithKline PLC	100,212	2,586		Gecina SA	354		43
Grifols SA ADR(a)	30,619	956		Goodman Group	42,902		232
Hikma Pharmaceuticals PLC	13,741	209		Japan Real Estate Investment Corp	9		121
Kyowa Hakko Kirin Co Ltd	4,000	49		Keppel REIT	3,020		4
Medipal Holdings Corp	2,400	38		Klepierre	1,614		68
Merck KGaA	630	96		Land Securities Group PLC	7,947		108
Mitsubishi Tanabe Pharma Corp	3,600	55		Link REIT/The	26,500		150
Novartis AG	27,670	2,048		Mirvac Group	110,947		204
Novo Nordisk A/S	13,830	2,434		Nippon Building Fund Inc	7		101
Orion OYJ	1,566	45		Stockland	21,302		86
Otsuka Holdings Co Ltd	4,000	144		Unibail-Rodamco SE	2,240		586
Roche Holding AG	54,999	13,769		Westfield Group	82,628		1,000
Rohto Pharmaceutical Co Ltd	12,000	168		Westfield Retail Trust	30,348		104
Sanofi	141,683	15,319					$3,718
Santen Pharmaceutical Co Ltd	1,200	60
Shionogi & Co Ltd	12,200	300		Retail - 1.83%
Shire PLC	244,763	7,630		ABC-Mart Inc	400		15
Suzuken Co Ltd/Aichi Japan	1,100	43		Aeon Co Ltd	5,800		82
Taisho Pharmaceutical Holdings Co Ltd	600	45		Cie Financiere Richemont SA	7,982		646
Takeda Pharmaceutical Co Ltd	18,600	1,021		Citizen Holdings Co Ltd	4,300		25
Teva Pharmaceutical Industries Ltd	9,699	372		Don Quijote Co Ltd	800		44
ThromboGenics NV (a)	4,500	220		Fast Retailing Co Ltd	600		220
Tsumura & Co	1,000	33		Harvey Norman Holdings Ltd	8,594		27
UCB SA	5,700	336		Hennes & Mauritz AB	32,991		1,171
		$61,116		Inditex SA	2,505		336
				Isetan Mitsukoshi Holdings Ltd	5,700		91
Pipelines - 0.01%				J Front Retailing Co Ltd	8,000		67
APA Group	13,153	89		Kingfisher PLC	83,682		408
				Lawson Inc	1,000		79
				Lifestyle International Holdings Ltd	96,000		212
Private Equity - 0.01%				Marks & Spencer Group PLC	15,659		100
3i Group PLC	15,523	79		Marui Group Co Ltd	3,600		42
				McDonald's Holdings Co Japan Ltd	1,100		32
Real Estate - 1.77%				Next PLC	6,892		467
Aeon Mall Co Ltd	8,600	276		Nitori Holdings Co Ltd	550		42
CapitaLand Ltd	41,000	125		PPR	35,618		7,846
Cheung Kong Holdings Ltd	16,400	247		Swatch Group AG/The - BR	1,254		719
Daito Trust Construction Co Ltd	4,000	387		Swatch Group AG/The - REG	693		70
Global Logistic Properties Ltd	125,000	281		Takashimaya Co Ltd	4,000		47
Hang Lung Properties Ltd	26,000	101		Wesfarmers Ltd	10,842		488
Henderson Land Development Co Ltd	16,000	116					$13,276
Hongkong Land Holdings Ltd	995,000	7,245
Hopewell Holdings Ltd	9,500	37		Semiconductors - 1.21%
Hulic Co Ltd	4,300	48		ARM Holdings PLC	16,250		253
Hysan Development Co Ltd	52,000	259		ASML Holding NV	18,079		1,346
IMMOFINANZ AG (a)	15,054	62		Infineon Technologies AG	874,226		6,915
Kerry Properties Ltd	11,500	52		Rohm Co Ltd	1,500		53
Mitsubishi Estate Co Ltd	14,000	456		Shinko Electric Industries Co Ltd	11,700		119
Mitsui Fudosan Co Ltd	16,000	544		Tokyo Electron Ltd	2,800		143
New World Development Co Ltd	58,155	102					$8,829
Nomura Real Estate Holdings Inc	2,000	54		Shipbuilding - 0.00%
NTT Urban Development Corp	94	140		Yangzijiang Shipbuilding Holdings Ltd	31,000		24
Sino Land Co Ltd	48,441	80
Sumitomo Realty & Development Co Ltd	4,244	201
Sun Hung Kai Properties Ltd	68,968	997		Software - 1.37%
Swire Properties Ltd	88,200	315		Amadeus IT Holding SA	16,345		482
				Check Point Software Technologies Ltd (a)	144,312		6,728
Tokyo Tatemono Co Ltd	30,000	278
Tokyu Land Corp	7,000	86		Dassault Systemes SA	1,022		125
UOL Group Ltd	47,000	273		Nomura Research Institute Ltd	9,500		286
Wheelock & Co Ltd	15,000	84		Oracle Corp Japan	600		26
		$12,846		Sage Group PLC/The	57,321		301
				SAP AG	25,020		1,994
REITS - 0.51%							$9,942
Ascendas Real Estate Investment Trust	89,000	199
British Land Co PLC	41,153	380		Storage & Warehousing - 0.01%
CapitaCommercial Trust	32,000	44		Mitsubishi Logistics Corp	2,000		36
CapitaMall Trust	38,000	72

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS - 0.32%	Shares Held	Value	(000	's)
Telecommunications - 3.99%				Automobile Manufacturers - 0.22%
Bezeq The Israeli Telecommunication Corp	30,482	$44		Bayerische Motoren Werke AG	857		$60
Ltd				Porsche Automobil Holding SE	1,758		138
BT Group PLC	300,045	1,290		Volkswagen AG	6,839		1,389
Deutsche Telekom AG	31,259	370					$1,587
Eutelsat Communications SA	2,137	77
France Telecom SA	18,062	193		Consumer Products - 0.03%
HKT Trust / HKT Ltd	37,000	39		Henkel AG & Co KGaA	2,153		203
Idea Cellular Ltd - Warrants (a)	3,439,466	8,487
Inmarsat PLC	7,252	82		Electric - 0.00%
KDDI Corp	5,800	279		RWE AG	630		21
NICE Systems Ltd	967	34
Nippon Telegraph & Telephone Corp	144,900	7,206
Nokia OYJ	36,471	123		Media- 0.07%
NTT DOCOMO Inc	324	537		ProSiebenSat.1 Media AG	13,805		527
PCCW Ltd	64,000	33
SES	3,488	109		TOTAL PREFERRED STOCKS			$2,338
Singapore Telecommunications Ltd	325,000	1,038			Maturity
Softbank Corp	33,005	1,637		REPURCHASE AGREEMENTS - 2.04%	Amount (000's)	Value	(000	's)
StarHub Ltd	10,000	38		Banks- 2.04%
Swisscom AG	1,444	680	Investment in Joint Trading Account; Credit		$1,744		$1,744
TDC A/S	69,533	564		Suisse Repurchase Agreement; 0.14%
Telecom Corp of New Zealand Ltd	30,042	67		dated 04/30/2013 maturing 05/01/2013
Telefonaktiebolaget LM Ericsson	33,869	421		(collateralized by US Government
Telefonica SA	81,570	1,194		Securities; $1,778,726; 4.50% - 4.63%;
Telekom Austria AG	3,583	25		dated 02/15/36 - 02/15/40)
Telenor ASA	30,372	684	Investment in Joint Trading Account; Deutsche		6,278		6,278
TeliaSonera AB	25,513	176		Bank Repurchase Agreement; 0.15% dated
Telstra Corp Ltd	47,138	244		04/30/2013 maturing 05/01/2013
Vivendi SA	38,327	868		(collateralized by US Government
Vodafone Group PLC	800,423	2,442		Securities; $6,403,413; 0.00% - 7.25%;
Ziggo NV	1,921	69		dated 07/12/13 - 12/27/32)
		$29,050	Investment in Joint Trading Account; JP		3,662		3,662
Textiles - 0.05%				Morgan Repurchase Agreement; 0.14%
Toray Industries Inc	49,000	344		dated 04/30/2013 maturing 05/01/2013
				(collateralized by US Government
				Securities; $3,735,325; 0.00% - 8.88%;
Toys, Games & Hobbies - 0.02%				dated 06/15/15 - 04/15/30)
Nintendo Co Ltd	1,000	110	Investment in Joint Trading Account; Merrill		3,139		3,139
				Lynch Repurchase Agreement; 0.14%
Transportation - 2.27%				dated 04/30/2013 maturing 05/01/2013
AP Moeller - Maersk A/S - A shares	9	62		(collateralized by US Government Security;
AP Moeller - Maersk A/S - B shares	61	434		$3,201,707; 0.63%; dated 08/31/17)
Asciano Ltd	15,781	88					$14,823
Aurizon Holdings Ltd	29,393	126		TOTAL REPURCHASE AGREEMENTS			$14,823
Canadian Pacific Railway Ltd	46,535	5,800		Total Investments			$710,083
Central Japan Railway Co	1,500	181		Other Assets in Excess of Liabilities, Net - 2.38%			$17,278
ComfortDelGro Corp Ltd	31,000	50		TOTAL NET ASSETS - 100.00%			$727,361
Deutsche Post AG	9,930	236
DSV A/S	3,041	77
East Japan Railway Co	97,100	8,197		(a) Non-Income Producing Security
Hutchison Port Holdings Trust	83,000	69
Kamigumi Co Ltd	3,000	28
Keio Corp	9,000	77
Keisei Electric Railway Co Ltd	4,000	42
Mitsui OSK Lines Ltd	17,000	71
MTR Corp Ltd	23,500	97
Nippon Express Co Ltd	13,000	68
Nippon Yusen KK	26,000	68
Orient Overseas International Ltd	33,000	196
Tokyu Corp	13,000	103
Toll Holdings Ltd	11,023	65
West Japan Railway Co	7,800	378
		$16,513

Water - 0.01%
Suez Environnement Co	4,540	65

TOTAL COMMON STOCKS		$692,922

See accompanying notes

Schedule of Investments
International Fund I
April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		19.87%
United Kingdom		16.90%
France		13.19%
Switzerland		10.26%
Germany		8 .43%
Hong Kong		4 .65%
Australia		3 .91%
Netherlands		2 .64%
Canada		2 .48%
Norway		2 .43%
United States		2 .04%
Sweden		1 .78%
Luxembourg		1 .22%
Ireland		1 .22%
Israel		1 .04%
Spain		0 .98%
Korea, Republic Of		0 .92%
Russian Federation		0 .85%
Singapore		0 .63%
Denmark		0 .61%
Belgium		0 .55%
Italy		0 .48%
Finland		0 .21%
Macao		0 .12%
Austria		0 .07%
Bermuda		0 .04%
Jersey, Channel Islands		0 .03%
New Zealand		0 .03%
Guernsey		0 .02%
Mexico		0 .01%
Portugal		0 .01%
China		0 .00%
Other Assets in Excess of Liabilities, Net		2 .38%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2013	Long	240	$20,515	$20,890	$375
S&P 500 Emini; June 2013	Long	112	8,815	8,916	101
Total					$476

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2013 (unaudited)

COMMON STOCKS - 98.02%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.10%				Beverages (continued)
Interpublic Group of Cos Inc/The	41,486	$574		Constellation Brands Inc (a)	4,727		$233
Omnicom Group Inc	8,577	513		Green Mountain Coffee Roasters Inc (a)	6,400		367
		$1,087		Molson Coors Brewing Co	4,921		254
				Monster Beverage Corp (a)	15,378		867
Aerospace & Defense - 1.51%				PepsiCo Inc	154,081		12,708
Boeing Co/The	42,906	3,922					$25,961
General Dynamics Corp	6,866	508
L-3 Communications Holdings Inc	3,117	253		Biotechnology - 1.63%
Lockheed Martin Corp	5,574	552		Alexion Pharmaceuticals Inc (a)	10,844		1,062
Northrop Grumman Corp	7,983	605		Amgen Inc	84,103		8,765
Orbital Sciences Corp (a)	381,698	6,878		Biogen Idec Inc (a)	11,726		2,567
Raytheon Co	6,874	422		Celgene Corp (a)	15,305		1,807
Rockwell Collins Inc	4,590	289		Gilead Sciences Inc (a)	70,838		3,587
United Technologies Corp	39,899	3,642		Life Technologies Corp (a)	8,760		646
		$17,071					$18,434
Agriculture - 2.38%				Building Materials - 0.43%
Altria Group Inc	62,673	2,288		Eagle Materials Inc	60,000		4,065
Archer-Daniels-Midland Co	30,793	1,045		Martin Marietta Materials Inc	5,600		566
Lorillard Inc	12,651	543		Vulcan Materials Co	5,300		264
Philip Morris International Inc	235,068	22,470					$4,895
Reynolds American Inc	10,545	500
		$26,846		Chemicals - 2.86%
				Air Products & Chemicals Inc	12,014		1,045
Airlines - 0.08%				Airgas Inc	1,400		135
Southwest Airlines Co	23,996	329		Axiall Corp	92,880		4,872
United Continental Holdings Inc (a)	19,500	630		Celanese Corp	12,000		593
		$959		CF Industries Holdings Inc	2,024		377
				Dow Chemical Co/The	36,578		1,241
Apparel - 0.33%				Eastman Chemical Co	4,938		329
Coach Inc	9,227	543		Ecolab Inc	108,056		9,144
Nike Inc	30,845	1,962		EI du Pont de Nemours & Co	19,238		1,049
Ralph Lauren Corp	4,172	757		FMC Corp	4,433		269
VF Corp	2,838	506		International Flavors & Fragrances Inc	2,497		193
		$3,768		LyondellBasell Industries NV	88,303		5,360
Automobile Manufacturers - 0.85%				Monsanto Co	23,390		2,498
Ford Motor Co	279,603	3,833		Mosaic Co/The	5,305		327
General Motors Co (a)	28,500	879		Potash Corp of Saskatchewan Inc	12,600		530
Honda Motor Co Ltd ADR	121,600	4,862		PPG Industries Inc	7,176		1,056
		$9,574		Praxair Inc	15,098		1,725
				Sherwin-Williams Co/The	6,750		1,236
Automobile Parts & Equipment - 0.25%				Sigma-Aldrich Corp	3,828		301
BorgWarner Inc (a)	3,634	284					$32,280
Delphi Automotive PLC	24,267	1,122
Goodyear Tire & Rubber Co/The (a)	7,852	98		Coal - 0.02%
Johnson Controls Inc	26,497	928		Peabody Energy Corp	8,590		172
TRW Automotive Holdings Corp (a)	6,100	366
		$2,798		Commercial Services - 1.03%
Banks - 7.41%				ADT Corp/The	11,951		521
				Apollo Group Inc (a)	3,133		58
Bank of America Corp	252,283	3,106
Bank of New York Mellon Corp/The	21,621	610		Automatic Data Processing Inc	92,848		6,252
BB&T Corp	14,065	433		Equifax Inc	3,799		232
Capital One Financial Corp	34,331	1,984		H&R Block Inc	8,611		239
Citigroup Inc	393,412	18,356		Iron Mountain Inc	14,800		560
Fifth Third Bancorp	29,686	506		Mastercard Inc	5,125		2,834
Goldman Sachs Group Inc/The	16,851	2,461		McGraw-Hill Cos Inc/The	2,600		141
JP Morgan Chase & Co	408,045	19,998		Moody's Corp	6,245		380
M&T Bank Corp	3,886	389		Robert Half International Inc	10,005		329
Morgan Stanley	76,211	1,688		Total System Services Inc	5,089		120
Northern Trust Corp	18,400	992					$11,666
PNC Financial Services Group Inc/The	30,646	2,080		Computers - 5.86%
Regions Financial Corp	102,798	873		Accenture PLC - Class A	28,508		2,322
State Street Corp	33,191	1,941		Apple Inc	75,079		33,241
SunTrust Banks Inc	64,110	1,876		Cognizant Technology Solutions Corp (a)	10,134		657
US Bancorp	96,845	3,223		Computer Sciences Corp	4,889		229
Wells Fargo & Co	602,762	22,893		Dell Inc	115,291		1,545
Zions Bancorporation	12,200	300		EMC Corp/MA (a)	144,453		3,240
		$83,709		Hewlett-Packard Co	40,658		837
Beverages - 2.30%				International Business Machines Corp	84,800		17,175
Coca-Cola Co/The	243,590	10,311		NetApp Inc	23,149		808
				SanDisk Corp (a)	96,350		5,053
Coca-Cola Enterprises Inc	33,339	1,221

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electrical Components & Equipment (continued)
Seagate Technology PLC	10,929	$401		Energizer Holdings Inc	6,300		$609
Teradata Corp (a)	5,501	281		Molex Inc	4,353		120
Western Digital Corp	7,182	397					$1,582
		$66,186		Electronics - 2.46%
Consumer Products - 0.12%				Agilent Technologies Inc	20,659		856
Avery Dennison Corp	3,373	140		FLIR Systems Inc	4,761		116
Clorox Co/The	4,182	361		Garmin Ltd	3,499		123
Kimberly-Clark Corp	8,238	850		Honeywell International Inc	162,919		11,981
		$1,351		Jabil Circuit Inc	5,846		104
				PerkinElmer Inc	3,623		111
Cosmetics & Personal Care - 1.60%				TE Connectivity Ltd	13,388		583
Avon Products Inc	51,000	1,181		Thermo Fisher Scientific Inc	110,491		8,915
Colgate-Palmolive Co	14,482	1,729		Tyco International Ltd	156,990		5,042
Estee Lauder Cos Inc/The	7,808	542					$27,831
Procter & Gamble Co/The	191,303	14,686
		$18,138		Engineering & Construction - 0.05%
				Fluor Corp	5,392		307
Distribution & Wholesale - 0.14%				Jacobs Engineering Group Inc (a)	4,473		226
Fastenal Co	7,200	353		McDermott International Inc (a)	7,900		84
Fossil Inc (a)	5,101	501
Genuine Parts Co	5,008	382					$617
WW Grainger Inc	1,600	394		Entertainment - 0.01%
		$1,630		International Game Technology	8,655		147
Diversified Financial Services - 2.05%
American Express Co	126,841	8,677		Environmental Control - 0.08%
Ameriprise Financial Inc	17,694	1,319		Stericycle Inc (a)	8,400		910
BlackRock Inc	2,751	733
Charles Schwab Corp/The	214,305	3,635		Food - 2.43%
CME Group Inc/IL	10,500	639		Dean Foods Co (a)	5,968		114
Discover Financial Services	16,267	711		General Mills Inc	41,213		2,079
E*Trade Financial Corp (a)	10,100	104
				Hershey Co/The	4,789		427
Franklin Resources Inc	7,525	1,164		HJ Heinz Co	6,951		503
IntercontinentalExchange Inc (a)	3,000	489
				Hormel Foods Corp	4,283		177
Invesco Ltd	37,200	1,181		JM Smucker Co/The	3,527		364
NASDAQ OMX Group Inc/The	3,957	117		Kellogg Co	67,815		4,410
NYSE Euronext	7,741	300		Kraft Foods Group Inc	12,845		661
SLM Corp	14,833	306		Kroger Co/The	30,000		1,032
T Rowe Price Group Inc	5,672	411		McCormick & Co Inc/MD	201,646		14,506
TD Ameritrade Holding Corp	14,100	281		Mondelez International Inc	48,785		1,535
Visa Inc	18,266	3,077		Safeway Inc	7,605		171
		$23,144		Sysco Corp	10,473		365
Electric - 1.97%				Tyson Foods Inc	9,144		225
AES Corp/VA	124,185	1,721		Whole Foods Market Inc	9,500		839
American Electric Power Co Inc	29,122	1,498					$27,408
Calpine Corp (a)	19,000	413
				Forest Products & Paper - 0.83%
CMS Energy Corp	19,857	594		International Paper Co	200,608		9,424
Consolidated Edison Inc	5,448	347
Dominion Resources Inc/VA	17,985	1,109
DTE Energy Co	5,597	408		Gas - 0.97%
Duke Energy Corp	12,926	972		AGL Resources Inc	3,775		166
Edison International	10,444	562		CenterPoint Energy Inc	26,600		656
Entergy Corp	21,925	1,562		NiSource Inc	9,831		302
Exelon Corp	30,770	1,154		Sempra Energy	119,334		9,887
FirstEnergy Corp	10,174	474					$11,011
NextEra Energy Inc	9,874	810
Northeast Utilities	10,014	454		Hand & Machine Tools - 0.08%
				Snap-on Inc	1,850		160
NRG Energy Inc	42,031	1,172		Stanley Black & Decker Inc	9,305		696
PG&E Corp	29,056	1,407
Pinnacle West Capital Corp	3,463	211					$856
PPL Corp	13,572	453		Healthcare - Products - 1.42%
Public Service Enterprise Group Inc	16,338	598		Baxter International Inc	25,905		1,810
SCANA Corp	4,286	232		Becton Dickinson and Co	4,165		393
Southern Co/The	16,137	778		CareFusion Corp (a)	7,218		241
TECO Energy Inc	12,000	230		Covidien PLC	113,934		7,273
Wisconsin Energy Corp	102,021	4,585		CR Bard Inc	2,100		209
Xcel Energy Inc	15,745	501		DENTSPLY International Inc	22,451		951
		$22,245		Edwards Lifesciences Corp (a)	6,653		424
				Intuitive Surgical Inc (a)	1,372		675
Electrical Components & Equipment - 0.14%				Medtronic Inc	22,796		1,064
Emerson Electric Co	15,371	853

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Iron & Steel (continued)
Patterson Cos Inc	2,737	$104		Nucor Corp	21,982		$959
St Jude Medical Inc	9,798	404		United States Steel Corp	4,579		81
Stryker Corp	19,251	1,263					$1,207
Varian Medical Systems Inc (a)	3,558	232
Zimmer Holdings Inc	12,507	956		Leisure Products & Services - 0.79%
		$15,999		Carnival Corp	27,200		939
				Harley-Davidson Inc	146,580		8,010
Healthcare - Services - 0.59%							$8,949
Aetna Inc	21,694	1,246
Cigna Corp	6,046	400		Lodging - 0.73%
Coventry Health Care Inc	4,374	217		Las Vegas Sands Corp	17,100		962
HCA Holdings Inc	8,100	323		Marriott International Inc/DE	8,130		350
Humana Inc	5,146	381		Starwood Hotels & Resorts Worldwide Inc	102,974		6,644
Quest Diagnostics Inc	9,967	562		Wyndham Worldwide Corp	4,591		276
UnitedHealth Group Inc	48,157	2,886					$8,232
WellPoint Inc	8,355	609		Machinery - Construction & Mining - 0.62%
		$6,624		Caterpillar Inc	80,093		6,781
Home Builders - 1.07%				Joy Global Inc	3,443		195
Lennar Corp	82,840	3,415					$6,976
Pulte Group Inc (a)	10,909	229		Machinery - Diversified - 0.96%
Toll Brothers Inc (a)	246,334	8,451		Cummins Inc	14,767		1,571
		$12,095		Deere & Co	49,113		4,386
Home Furnishings - 0.04%				Flowserve Corp	25,240		3,991
Harman International Industries Inc	4,100	183		Rockwell Automation Inc	4,398		373
Whirlpool Corp	2,448	280		Roper Industries Inc	3,150		377
		$463		Xylem Inc/NY	5,955		165
							$10,863
Housewares - 0.02%
Newell Rubbermaid Inc	9,051	238		Media - 3.41%
				CBS Corp	12,422		569
				Comcast Corp - Class A	86,264		3,562
Insurance - 3.54%				DIRECTV (a)	20,401		1,153
ACE Ltd	7,577	675		Discovery Communications Inc - A Shares (a)	5,021		396
Aflac Inc	10,463	570		Discovery Communications Inc - C Shares (a)	5,950		422
Allstate Corp/The	43,335	2,135		Gannett Co Inc	7,511		151
American International Group Inc (a)	32,922	1,364		News Corp - Class A	77,588		2,403
Aon PLC	6,986	422		News Corp - Class B	351,436		10,937
Assurant Inc	2,772	132		Scripps Networks Interactive Inc	2,621		174
Berkshire Hathaway Inc - Class A (a)	48	7,632		Time Warner Cable Inc	17,045		1,601
Berkshire Hathaway Inc - Class B (a)	53,278	5,664		Time Warner Inc	34,571		2,067
Chubb Corp/The	16,343	1,440		Viacom Inc	20,313		1,300
Cincinnati Financial Corp	4,723	231		Walt Disney Co/The	219,309		13,781
Lincoln National Corp	8,648	294					$38,516
Loews Corp	10,200	456
Marsh & McLennan Cos Inc	46,159	1,754		Metal Fabrication & Hardware - 0.15%
MetLife Inc	330,893	12,901		Precision Castparts Corp	8,689		1,662
Progressive Corp/The	37,500	948
Prudential Financial Inc	8,566	518		Mining - 0.17%
Torchmark Corp	2,892	179		Freeport-McMoRan Copper & Gold Inc	41,890		1,274
Travelers Cos Inc/The	8,363	714		Newmont Mining Corp	19,465		631
Unum Group	8,948	250					$1,905
XL Group PLC	56,878	1,771
		$40,050		Miscellaneous Manufacturing - 2.82%
				3M Co	33,112		3,467
Internet - 4.73%				Danaher Corp	44,051		2,685
Amazon.com Inc (a)	30,258	7,679		Dover Corp	5,902		407
eBay Inc (a)	126,916	6,649		Eaton Corp PLC	9,898		608
Expedia Inc	3,008	168		General Electric Co	800,625		17,846
F5 Networks Inc (a)	2,571	197		Illinois Tool Works Inc	8,930		577
Facebook Inc (a)	162,270	4,505		Ingersoll-Rand PLC	20,258		1,090
Google Inc (a)	36,293	29,926		Leggett & Platt Inc	4,439		143
Netflix Inc (a)	3,000	648		Pall Corp	4,926		328
priceline.com Inc (a)	2,555	1,778		Parker Hannifin Corp	12,225		1,082
Symantec Corp	22,707	552		Pentair Ltd	55,531		3,018
TripAdvisor Inc (a)	3,538	186		Textron Inc	22,651		584
VeriSign Inc (a)	15,229	702
Yahoo! Inc (a)	18,028	446					$31,835
		$53,436		Office & Business Equipment - 0.04%
				Pitney Bowes Inc	6,333		87
Iron & Steel - 0.11%				Xerox Corp	42,216		362
Cliffs Natural Resources Inc	7,834	167					$449

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas - 7.34%				Real Estate - 0.02%
Anadarko Petroleum Corp	21,347	$1,810		CBRE Group Inc (a)	9,691		$235
Apache Corp	22,291	1,647
Cabot Oil & Gas Corp	3,200	218
Chevron Corp	132,200	16,129		REITS - 1.84%
Cimarex Energy Co	2,700	198		American Tower Corp	119,102		10,003
ConocoPhillips	36,167	2,186		Apartment Investment & Management Co	4,645		144
Denbury Resources Inc (a)	12,632	226		AvalonBay Communities Inc	4,300		572
Devon Energy Corp	11,195	616		Boston Properties Inc	8,671		949
				Equity Residential	6,596		383
Diamond Offshore Drilling Inc	17,859	1,234		General Growth Properties Inc	7,500		170
Ensco PLC	7,493	432
EOG Resources Inc	5,595	678		HCP Inc	9,307		496
				Health Care REIT Inc	4,852		364
EQT Corp	5,400	406		Host Hotels & Resorts Inc	23,574		431
Exxon Mobil Corp	397,751	35,396
Helmerich & Payne Inc	3,404	199		Kimco Realty Corp	12,904		307
				Plum Creek Timber Co Inc	5,255		271
Hess Corp	77,475	5,592		Public Storage	4,389		724
Marathon Oil Corp	14,733	481		Simon Property Group Inc	16,352		2,912
Marathon Petroleum Corp	6,976	547
Murphy Oil Corp	5,959	370		SL Green Realty Corp	2,800		254
				Ventas Inc	6,089		485
Noble Corp	17,600	660		Vornado Realty Trust	15,376		1,347
Noble Energy Inc	3,634	412
Occidental Petroleum Corp	72,127	6,438		Weyerhaeuser Co	33,633		1,026
Phillips 66	55,340	3,373					$20,838
Pioneer Natural Resources Co	4,800	587		Retail - 5.79%
Range Resources Corp	5,400	397		Abercrombie & Fitch Co	2,525		125
Southwestern Energy Co (a)	13,200	494		AutoNation Inc (a)	1,246		57
Talisman Energy Inc	22,600	269		AutoZone Inc (a)	3,108		1,271
Tesoro Corp	4,406	235		Bed Bath & Beyond Inc (a)	7,498		516
Valero Energy Corp	33,200	1,339		Best Buy Co Inc	8,065		210
WPX Energy Inc (a)	22,866	357		CarMax Inc (a)	35,600		1,639
		$82,926		Chipotle Mexican Grill Inc (a)	1,800		654
				Costco Wholesale Corp	8,104		879
Oil & Gas Services - 1.98%				CVS Caremark Corp	167,493		9,745
Baker Hughes Inc	14,972	679		Dollar General Corp (a)	9,634		502
Cameron International Corp (a)	80,240	4,939
				Dollar Tree Inc (a)	23,244		1,106
FMC Technologies Inc (a)	11,500	625
Halliburton Co	154,624	6,614		Gap Inc/The	9,629		366
				Home Depot Inc/The	56,733		4,162
National Oilwell Varco Inc	8,836	576		Kohl's Corp	19,000		894
Schlumberger Ltd	120,000	8,931		L Brands Inc	10,200		514
		$22,364		Lowe's Cos Inc	37,944		1,457
Packaging & Containers - 0.07%				Lululemon Athletica Inc (a)	3,800		289
Ball Corp	11,749	518		Macy's Inc	26,412		1,178
Bemis Co Inc	3,268	129		McDonald's Corp	28,431		2,904
Owens-Illinois Inc (a)	5,212	137		Nordstrom Inc	4,932		279
		$784		O'Reilly Automotive Inc (a)	3,722		399
				Panera Bread Co (a)	1,500		266
Pharmaceuticals - 9.18%				PetSmart Inc	3,493		238
Abbott Laboratories	68,503	2,529		PVH Corp	4,879		563
AbbVie Inc	81,128	3,736		Ross Stores Inc	14,530		960
Allergan Inc/United States	11,821	1,343		Starbucks Corp	36,532		2,223
AmerisourceBergen Corp	8,300	449		Target Corp	110,883		7,824
Bristol-Myers Squibb Co	135,592	5,385		Tim Hortons Inc	5,800		314
Cardinal Health Inc	61,165	2,705		TJX Cos Inc	132,482		6,461
Eli Lilly & Co	40,096	2,220		Urban Outfitters Inc (a)	3,507		145
Express Scripts Holding Co (a)	37,121	2,204
				Walgreen Co	18,645		923
GlaxoSmithKline PLC ADR	131,599	6,796		Wal-Mart Stores Inc	140,938		10,954
Johnson & Johnson	267,543	22,803		Yum! Brands Inc	79,544		5,418
McKesson Corp	14,037	1,485					$65,435
Mead Johnson Nutrition Co	6,603	535
Merck & Co Inc	360,744	16,955		Semiconductors - 2.74%
Mylan Inc/PA (a)	13,064	380		Altera Corp	24,600		787
Pfizer Inc	1,007,620	29,292		Applied Materials Inc	72,826		1,056
Roche Holding AG ADR	78,370	4,892		ASML Holding NV - NY Reg Shares	109,406		8,137
		$103,709		Atmel Corp (a)	40,200		260
				Broadcom Corp	118,377		4,262
Pipelines - 0.28%				First Solar Inc (a)	1,915		89
Kinder Morgan Inc/DE	13,140	514		Intel Corp	145,358		3,481
Spectra Energy Corp	35,290	1,112		KLA-Tencor Corp	5,286		287
Williams Cos Inc/The	40,938	1,561		LSI Corp (a)	16,908		111
		$3,187		Micron Technology Inc (a)	23,400		220
				NVIDIA Corp	31,663		436
				Qualcomm Inc	172,340		10,620

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Semiconductors (continued)				(continued)	Amount (000's)	Value(000	's)
Teradyne Inc (a)	5,827	$96		Banks (continued)
Texas Instruments Inc	23,032	834		Investment in Joint Trading Account; Deutsche $	8,013	$8,013
Xilinx Inc	8,333	316		Bank Repurchase Agreement; 0.15% dated
		$30,992		04/30/2013 maturing 05/01/2013
				(collateralized by US Government
Software - 2.60%				Securities; $8,173,060; 0.00% - 7.25%;
Adobe Systems Inc (a)	9,160	413
Akamai Technologies Inc (a)	17,809	782		dated 07/12/13 - 12/27/32)
Autodesk Inc (a)	30,100	1,185		Investment in Joint Trading Account; JP	4,674	4,675
Cerner Corp (a)	4,663	451		Morgan Repurchase Agreement; 0.14%
Check Point Software Technologies Ltd (a)	14,300	667		dated 04/30/2013 maturing 05/01/2013
Citrix Systems Inc (a)	5,938	369		(collateralized by US Government
				Securities; $4,767,618; 0.00% - 8.88%;
Dun & Bradstreet Corp/The	1,512	134		dated 06/15/15 - 04/15/30)
Fidelity National Information Services Inc	14,400	606		Investment in Joint Trading Account; Merrill	4,006	4,006
Fiserv Inc (a)	4,278	390
				Lynch Repurchase Agreement; 0.14%
Intuit Inc	8,876	529		dated 04/30/2013 maturing 05/01/2013
Microsoft Corp	505,705	16,739		(collateralized by US Government Security;
Oracle Corp	148,769	4,876		$4,086,530; 0.63%; dated 08/31/17)
Red Hat Inc (a)	39,133	1,876
Salesforce.com Inc (a)	9,360	385				$18,919
				TOTAL REPURCHASE AGREEMENTS		$18,919
		$29,402		Total Investments		$1,126,513
Telecommunications - 3.57%				Other Assets in Excess of Liabilities, Net - 0.31%		$3,555
AT&T Inc	210,253	7,876		TOTAL NET ASSETS - 100.00%		$1,130,068
CenturyLink Inc	35,680	1,341
Cisco Systems Inc	431,230	9,021
Corning Inc	30,779	446		(a) Non-Income Producing Security
Crown Castle International Corp (a)	15,262	1,175
Frontier Communications Corp	32,477	135
Harris Corp	3,552	164		Portfolio Summary (unaudited)
Juniper Networks Inc (a)	19,000	315
MetroPCS Communications Inc (a)	10,210	121		Sector		Percent
				Consumer, Non-cyclical		22.68%
Motorola Solutions Inc	17,124	980		Financial		16.53%
Sprint Nextel Corp (a)	78,459	553
				Communications		11.81%
Verizon Communications Inc	334,151	18,014		Technology		11.24%
Windstream Corp	18,688	159		Industrial		10.67%
		$40,300		Consumer, Cyclical		10.23%
Textiles - 0.03%				Energy		9 .62%
Cintas Corp	6,795	305		Basic Materials		3 .97%
				Utilities		2 .94%
				Other Assets in Excess of Liabilities, Net		0 .31%
Toys, Games & Hobbies - 0.10%				TOTAL NET ASSETS		100.00%
Hasbro Inc	14,323	678
Mattel Inc	11,008	503
		$1,181
Transportation - 1.30%
CH Robinson Worldwide Inc	4,000	238
CSX Corp	53,732	1,321
Expeditors International of Washington Inc	11,097	399
FedEx Corp	16,046	1,508
Norfolk Southern Corp	6,708	519
Ryder System Inc	1,639	95
Union Pacific Corp	17,583	2,602
United Parcel Service Inc	93,831	8,055
		$14,737
TOTAL COMMON STOCKS		$1,107,594
	Maturity
REPURCHASE AGREEMENTS - 1.67%	Amount (000's)	Value(000	's)

Banks - 1.67%
Investment in Joint Trading Account; Credit	$2,226	$2,225
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $2,270,294; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2013	Long	310	$23,938	$24,679	$741
Total					$741
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 97.29%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Airlines - 1.09%				Machinery - Diversified (continued)
Delta Air Lines Inc (a)	1,575,800	$27,009		Deere & Co	294,784		$26,324
							$57,726
Apparel - 3.87%				Media- 3.00%
Michael Kors Holdings Ltd (a)	803,383	45,745		Comcast Corp - Class A	1,175,900		48,565
Nike Inc	795,000	50,562		Sirius XM Radio Inc	8,026,600		26,086
		$96,307					$74,651
Banks - 2.79%				Miscellaneous Manufacturing - 1.83%
Citigroup Inc	643,400	30,021		General Electric Co	2,040,025		45,472
Goldman Sachs Group Inc/The	270,015	39,441
		$69,462		Oil & Gas - 5.24%
Biotechnology - 6.14%				Cabot Oil & Gas Corp	520,396		35,413
Biogen Idec Inc (a)	328,511	71,921		Noble Energy Inc	533,461		60,436
Gilead Sciences Inc (a)	1,326,731	67,186		Pioneer Natural Resources Co	282,111		34,482
Regeneron Pharmaceuticals Inc (a)	63,856	13,738					$130,331
		$152,845		Pharmaceuticals - 8.41%
Building Materials - 1.20%				Actavis Inc (a)	281,800		29,794
Masco Corp	1,538,100	29,901		Express Scripts Holding Co (a)	639,182		37,948
				Pfizer Inc	2,838,700		82,521
				Valeant Pharmaceuticals International Inc (a)	642,479		48,880
Chemicals - 6.53%				Zoetis Inc	303,293		10,015
LyondellBasell Industries NV	538,600	32,693
Monsanto Co	703,264	75,123					$209,158
PPG Industries Inc	178,460	26,259		Retail - 5.33%
Sherwin-Williams Co/The	154,800	28,345		Home Depot Inc/The	739,300		54,227
		$162,420		Starbucks Corp	903,200		54,951
				Urban Outfitters Inc (a)	565,800		23,447
Commercial Services - 5.28%
Hertz Global Holdings Inc (a)	2,331,628	56,145					$132,625
Mastercard Inc	135,890	75,138		Semiconductors - 4.28%
		$131,283		Avago Technologies Ltd	691,839		22,111
				Cree Inc (a)	301,600		17,061
Computers - 7.55%				Qualcomm Inc	1,094,200		67,425
Accenture PLC - Class A	670,300	54,589
Apple Inc	229,880	101,779					$106,597
SanDisk Corp (a)	601,500	31,543		Software - 1.56%
		$187,911		Salesforce.com Inc (a)	945,900		38,886
Cosmetics & Personal Care - 4.04%
Avon Products Inc	702,300	16,265		Transportation - 4.91%
Estee Lauder Cos Inc/The	487,414	33,802		Canadian Pacific Railway Ltd	300,026		37,389
Procter & Gamble Co/The	658,300	50,538		FedEx Corp	329,500		30,977
		$100,605		Union Pacific Corp	364,200		53,887
							$122,253
Diversified Financial Services - 7.19%				TOTAL COMMON STOCKS			$2,420,740
Discover Financial Services	1,785,555	78,100
SLM Corp	1,245,000	25,709			Maturity
Visa Inc	445,469	75,044		REPURCHASE AGREEMENTS - 2.30%	Amount (000's)	Value	(000	's)
		$178,853		Banks- 2.30%
			Investment in Joint Trading Account; Credit		$6,730		$6,730
Home Furnishings - 1.24%				Suisse Repurchase Agreement; 0.14%
Whirlpool Corp	270,982	30,968		dated 04/30/2013 maturing 05/01/2013
				(collateralized by US Government
Internet - 10.73%				Securities; $6,864,518; 4.50% - 4.63%;
Amazon.com Inc (a)	126,214	32,034		dated 02/15/36 - 02/15/40)
AOL Inc	322,400	12,458		Investment in Joint Trading Account; Deutsche	24,228		24,227
eBay Inc (a)	1,073,000	56,214		Bank Repurchase Agreement; 0.15% dated
Facebook Inc (a)	1,331,938	36,975		04/30/2013 maturing 05/01/2013
Google Inc (a)	101,763	83,911		(collateralized by US Government
LinkedIn Corp (a)	236,155	45,363		Securities; $24,712,265; 0.00% - 7.25%;
		$266,955		dated 07/12/13 - 12/27/32)
			Investment in Joint Trading Account; JP		14,133		14,133
Lodging - 1.68%				Morgan Repurchase Agreement; 0.14%
Las Vegas Sands Corp	742,200	41,749		dated 04/30/2013 maturing 05/01/2013
				(collateralized by US Government
Machinery - Construction & Mining - 1.08%				Securities; $14,415,488; 0.00% - 8.88%;
Caterpillar Inc	316,200	26,773		dated 06/15/15 - 04/15/30)

Machinery - Diversified - 2.32%
Cummins Inc	295,157	31,402

See accompanying notes

Schedule of Investments LargeCap Growth Fund April 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$12,114	$12,114
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$12,356,133; 0.63%; dated 08/31/17)
		$57,204
TOTAL REPURCHASE AGREEMENTS		$57,204
Total Investments		$2,477,944
Other Assets in Excess of Liabilities, Net - 0.41%		$10,174
TOTAL NET ASSETS - 100.00%		$2,488,118

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.87%
Communications		13.73%
Technology		13.39%
Consumer, Cyclical		13.21%
Financial		12.28%
Industrial		11.34%
Basic Materials		6 .53%
Energy		5 .24%
Other Assets in Excess of Liabilities, Net		0 .41%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS - 97.17%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.04%				Building Materials (continued)
Interpublic Group of Cos Inc/The	4,293	$59		Masco Corp	62,359		$1,212
Lamar Advertising Co (a)	11,639	545					$1,752
Omnicom Group Inc	31,269	1,869
		$2,473		Chemicals - 3.29%
				Albemarle Corp	8,915		546
Aerospace & Defense - 1.67%				Celanese Corp	28,274		1,397
B/E Aerospace Inc (a)	16,724	1,049		CF Industries Holdings Inc	2,376		443
Boeing Co/The	735,151	67,200		Eastman Chemical Co	21,859		1,457
Lockheed Martin Corp	26,516	2,628		Ecolab Inc	1,065,896		90,196
Rockwell Collins Inc	24,356	1,533		EI du Pont de Nemours & Co	107,436		5,856
Triumph Group Inc	3,009	240		FMC Corp	23,950		1,454
United Technologies Corp	258,444	23,593		International Flavors & Fragrances Inc	13,841		1,069
		$96,243		LyondellBasell Industries NV	3,938		239
				Monsanto Co	61,158		6,533
Agriculture - 0.43%				PPG Industries Inc	16,243		2,390
Altria Group Inc	187,861	6,859		Praxair Inc	337,065		38,526
Lorillard Inc	46,594	1,998		RPM International Inc	8,464		274
Philip Morris International Inc	156,099	14,921		Sherwin-Williams Co/The	197,474		36,159
Reynolds American Inc	19,964	947		Sigma-Aldrich Corp	20,803		1,637
		$24,725		Valspar Corp/The	15,636		998
Airlines - 0.65%				Westlake Chemical Corp	758		63
Copa Holdings SA	4,715	592		WR Grace & Co (a)	11,913		919
Delta Air Lines Inc (a)	94,861	1,626					$190,156
Southwest Airlines Co	24,661	338		Commercial Services - 3.91%
United Continental Holdings Inc (a)	1,090,500	35,223
				Aaron's Inc	9,438		271
		$37,779		Alliance Data Systems Corp (a)	8,799		1,511
Apparel - 0.55%				Apollo Group Inc (a)	15,643		287
Carter's Inc	8,574	561		Automatic Data Processing Inc	48,329		3,255
Coach Inc	32,884	1,935		Equifax Inc	18,208		1,114
Hanesbrands Inc	16,376	821		FleetCor Technologies Inc (a)	8,627		663
Michael Kors Holdings Ltd (a)	14,842	845		Gartner Inc (a)	15,664		906
Nike Inc	83,031	5,281		Genpact Ltd	2,874,489		53,466
Ralph Lauren Corp	112,139	20,362		H&R Block Inc	30,118		835
VF Corp	10,031	1,788		ITT Educational Services Inc (a)	4,838		89
		$31,593		Mastercard Inc	281,846		155,841
				McGraw-Hill Cos Inc/The	27,785		1,503
Automobile Parts & Equipment - 0.08%				Moody's Corp	34,252		2,084
BorgWarner Inc (a)	20,016	1,565		Morningstar Inc	4,134		273
Delphi Automotive PLC	37,165	1,717		Robert Half International Inc	24,973		820
Goodyear Tire & Rubber Co/The (a)	41,801	522		SEI Investments Co	23,848		684
WABCO Holdings Inc (a)	10,293	744		Total System Services Inc	22,652		535
		$4,548		Western Union Co/The	104,771		1,552
Banks - 0.93%							$225,689
Morgan Stanley	1,114,300	24,682		Computers - 8.35%
State Street Corp	499,400	29,200		Accenture PLC - Class A	1,022,430		83,266
		$53,882		Apple Inc	419,349		185,666
				Cadence Design Systems Inc (a)	46,893		647
Beverages - 1.11%				Cognizant Technology Solutions Corp (a)	1,210,796		78,460
Coca-Cola Co/The	386,647	16,367		DST Systems	945		65
Coca-Cola Enterprises Inc	3,757	137		EMC Corp/MA Inc (a)	237,882		5,336
Green Mountain Coffee Roasters Inc (a)	263,100	15,102
				Fortinet Inc (a)	22,808		410
Monster Beverage Corp (a)	303,652	17,126
				IHS Inc (a)	8,809		858
PepsiCo Inc	186,080	15,346
		$64,078		International Business Machines Corp	125,051		25,328
				Jack Henry & Associates Inc	15,259		708
Biotechnology - 3.93%				NetApp Inc	1,871,927		65,312
Alexion Pharmaceuticals Inc (a)	252,317	24,728		Riverbed Technology Inc (a)	29,452		438
Amgen Inc	92,201	9,608		SanDisk Corp (a)	639,000		33,509
Biogen Idec Inc (a)	206,603	45,231		Synopsys Inc (a)	1,976		70
Celgene Corp (a)	279,104	32,954		Teradata Corp (a)	29,526		1,508
Charles River Laboratories International Inc (a)	5,433	236		Western Digital Corp	15,548		860
Gilead Sciences Inc (a)	1,945,051	98,497					$482,441
Life Technologies Corp (a)	3,023	223
Myriad Genetics Inc (a)	14,932	416		Consumer Products - 0.11%
Regeneron Pharmaceuticals Inc (a)	65,984	14,196		Church & Dwight Co Inc	15,007		959
United Therapeutics Corp (a)	8,371	559		Clorox Co/The	1,383		119
				Jarden Corp (a)	4,846		218
		$226,648		Kimberly-Clark Corp	41,712		4,304
Building Materials - 0.03%				Tupperware Brands Corp	9,357		752
Lennox International Inc	8,706	540					$6,352

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Cosmetics & Personal Care - 2.02%				Food (continued)
Colgate-Palmolive Co	49,162	$5,870		Kroger Co/The	52,402		$1,802
Estee Lauder Cos Inc/The	1,258,929	87,307		McCormick & Co Inc/MD	23,149		1,665
Procter & Gamble Co/The	304,526	23,379		Safeway Inc	5,768		130
		$116,556		Whole Foods Market Inc	268,739		23,735
Distribution & Wholesale - 2.02%							$36,699
Fastenal Co	638,522	31,319		Gas - 0.00%
Fossil Inc (a)	840,403	82,460		Questar Corp	7,277		185
Genuine Parts Co	17,812	1,360
WW Grainger Inc	5,804	1,431		Hand & Machine Tools - 0.02%
		$116,570		Lincoln Electric Holdings Inc	14,612		771
Diversified Financial Services - 3.36%				Snap-on Inc	2,046		176
Affiliated Managers Group Inc (a)	6,434	1,002					$947
American Express Co	71,621	4,900
BlackRock Inc	7,633	2,034		Healthcare - Products - 3.07%
CBOE Holdings Inc	13,010	488		Baxter International Inc	56,759		3,966
				Becton Dickinson and Co	22,394		2,112
Charles Schwab Corp/The	5,171,272	87,705		Bruker BioSciences Corp (a)	16,883		300
Eaton Vance Corp	19,375	773		CR Bard Inc	15,171		1,507
Federated Investors Inc	12,852	295		DENTSPLY International Inc	11,444		485
Franklin Resources Inc	268,639	41,548		Edwards Lifesciences Corp (a)	266,785		17,018
IntercontinentalExchange Inc (a)	7,227	1,177
				Henry Schein Inc (a)	8,909		805
T Rowe Price Group Inc	28,586	2,072		IDEXX Laboratories Inc (a)	598,612		52,654
TD Ameritrade Holding Corp	1,220,600	24,302		Intuitive Surgical Inc (a)	183,399		90,285
Visa Inc	159,199	26,819		Medtronic Inc	11,213		523
Waddell & Reed Financial Inc	15,235	653		Patterson Cos Inc	14,089		535
		$193,768		ResMed Inc	24,384		1,171
Electric - 0.01%				Sirona Dental Systems Inc (a)	1,823		134
ITC Holdings Corp	8,974	828		St Jude Medical Inc	38,077		1,570
				Stryker Corp	27,025		1,772
				Techne Corp	6,343		407
Electrical Components & Equipment - 0.11%				Thoratec Corp (a)	9,510		344
AMETEK Inc	42,200	1,718		Varian Medical Systems Inc (a)	19,480		1,269
Emerson Electric Co	69,806	3,875		Zimmer Holdings Inc	3,084		236
Hubbell Inc	8,570	822					$177,093
		$6,415
				Healthcare - Services - 2.77%
Electronics - 2.22%				Covance Inc (a)	773,979		57,708
Agilent Technologies Inc	41,211	1,708		DaVita HealthCare Partners Inc (a)	544,231		64,573
Amphenol Corp	985,717	74,441		HCA Holdings Inc	18,403		734
FLIR Systems Inc	20,476	498		Quest Diagnostics Inc	3,100		175
Garmin Ltd	1,383	49		UnitedHealth Group Inc	608,200		36,449
Honeywell International Inc	88,958	6,542		Universal Health Services Inc	910		61
Jabil Circuit Inc	6,006	107					$159,700
Mettler-Toledo International Inc (a)	5,676	1,186
National Instruments Corp	1,545,110	42,228		Home Builders - 0.31%
Waters Corp (a)	15,523	1,434		DR Horton Inc	658,000		17,161
		$128,193		NVR Inc (a)	817		841
Engineering & Construction - 1.57%							$18,002
Chicago Bridge & Iron Co NV ADR	10,541	567		Housewares - 0.01%
Fluor Corp	1,583,118	90,206		Toro Co	10,654		480
		$90,773
Entertainment - 0.02%				Insurance - 0.09%
Bally Technologies Inc (a)	7,090	378		Allied World Assurance Co Holdings AG	3,285		298
Dolby Laboratories Inc	4,873	160		Aon PLC	5,015		303
International Game Technology	26,794	454		Arch Capital Group Ltd (a)	2,687		143
		$992		Arthur J Gallagher & Co	20,763		881
				Brown & Brown Inc	1,675		52
Environmental Control - 1.36%				Marsh & McLennan Cos Inc	48,474		1,843
Stericycle Inc (a)	723,042	78,320
				Travelers Cos Inc/The	18,911		1,615
				Validus Holdings Ltd	2,570		99
Food - 0.64%							$5,234
Dean Foods Co (a)	27,076	518
				Internet - 10.12%
General Mills Inc	60,305	3,041		Amazon.com Inc (a)	410,194		104,111
Hershey Co/The	17,858	1,592		AOL Inc	3,606		139
HJ Heinz Co	23,712	1,717		Baidu Inc ADR(a)	199,634		17,139
Hormel Foods Corp	13,457	555		eBay Inc (a)	874,307		45,805
Ingredion Inc	2,662	192		Expedia Inc	9,201		514
Kellogg Co	22,681	1,475		F5 Networks Inc (a)	13,906		1,063
Kraft Foods Group Inc	5,376	277		Facebook Inc (a)	858,038		23,819

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Internet (continued)				Mining - 0.01%
Google Inc (a)	330,713	$272,695		Southern Copper Corp	20,737	$691
Liberty Interactive Corp (a)	14,158	301
LinkedIn Corp (a)	100,702	19,344
Netflix Inc (a)	111,300	24,049		Miscellaneous Manufacturing - 2.94%
priceline.com Inc (a)	90,581	63,044		3M Co	71,215	7,457
Rackspace Hosting Inc (a)	19,732	951		Carlisle Cos Inc	888	58
Symantec Corp	7,646	186		Danaher Corp	2,520,483	153,599
TIBCO Software Inc (a)	484,500	9,404		Donaldson Co Inc	26,869	978
TripAdvisor Inc (a)	15,145	796		Eaton Corp PLC	14,839	911
VeriSign Inc (a)	25,366	1,169		Illinois Tool Works Inc	43,401	2,802
				Ingersoll-Rand PLC	27,959	1,504
		$584,529		ITT Corp	3,807	105
Iron & Steel - 0.00%				Pall Corp	20,280	1,353
Steel Dynamics Inc	8,265	124		Parker Hannifin Corp	11,420	1,011
				Textron Inc	3,047	78
Leisure Products & Services - 0.72%						$169,856
Carnival Corp	1,139,433	39,322		Office & Business Equipment - 0.00%
Harley-Davidson Inc	26,557	1,451		Pitney Bowes Inc	18,587	254
Polaris Industries Inc	10,866	937
		$41,710		Oil & Gas - 2.29%
Lodging - 1.48%				Atwood Oceanics Inc (a)	3,162	155
Las Vegas Sands Corp	855,214	48,106		Cabot Oil & Gas Corp	20,896	1,422
Marriott International Inc/DE	38,626	1,663		Cimarex Energy Co	507,995	37,175
Starwood Hotels & Resorts Worldwide Inc	534,191	34,466		Concho Resources Inc (a)	17,203	1,482
Wyndham Worldwide Corp	24,505	1,472		Continental Resources Inc/OK (a)	7,391	591
		$85,707		EOG Resources Inc	30,848	3,737
				Helmerich & Payne Inc	3,926	230
Machinery - Construction & Mining - 0.13%				Noble Energy Inc	6,893	781
Caterpillar Inc	74,496	6,307		Pioneer Natural Resources Co	206,195	25,203
Joy Global Inc	19,138	1,082		Range Resources Corp	515,891	37,929
		$7,389		SM Energy Co	9,350	570
Machinery - Diversified - 1.58%				Valero Energy Corp	560,600	22,603
				Whiting Petroleum Corp (a)	2,959	132
Babcock & Wilcox Co/The	19,910	542
Cummins Inc	21,740	2,313				$132,010
Deere & Co	45,409	4,055		Oil & Gas Services - 4.46%
Flowserve Corp	7,694	1,217		Cameron International Corp (a)	21,647	1,332
Graco Inc	10,911	660		Core Laboratories NV	520,870	75,412
IDEX Corp	2,888	150		Dresser-Rand Group Inc (a)	13,238	736
Manitowoc Co Inc/The	17,593	330		FMC Technologies Inc (a)	1,491,283	80,977
Nordson Corp	10,417	724		Halliburton Co	32,650	1,397
Rockwell Automation Inc	16,177	1,371		MRC Global Inc (a)	2,414	72
Roper Industries Inc	601,756	72,000		National Oilwell Varco Inc	16,972	1,107
Wabtec Corp/DE	73,516	7,715		Oil States International Inc (a)	7,869	703
Zebra Technologies Corp (a)	1,433	67
				RPC Inc	9,356	124
		$91,144		Schlumberger Ltd	1,282,294	95,441
Media - 1.14%				SEACOR Holdings Inc	1,678	121
AMC Networks Inc (a)	9,834	620				$257,422
CBS Corp	18,503	847		Packaging & Containers - 0.06%
Comcast Corp - Class A	146,616	6,055		Ball Corp	27,365	1,207
DIRECTV (a)	65,909	3,728		Crown Holdings Inc (a)	6,110	261
Discovery Communications Inc - A Shares (a)	27,349	2,156		Owens-Illinois Inc (a)	21,630	568
Discovery Communications Inc - C Shares (a)	146,900	10,414
				Packaging Corp of America	15,087	718
DISH Network Corp	26,796	1,050		Rock Tenn Co	1,426	143
FactSet Research Systems Inc	8,102	762		Silgan Holdings Inc	8,357	400
John Wiley & Sons Inc	3,603	137				$3,297
Liberty Global Inc - A Shares (a)	48,023	3,476
News Corp - Class A	738,618	22,875		Pharmaceuticals - 5.98%
Scripps Networks Interactive Inc	14,269	950		Abbott Laboratories	176,828	6,529
Sirius XM Radio Inc	426,312	1,385		AbbVie Inc	176,847	8,144
Time Warner Cable Inc	33,818	3,175		Actavis Inc (a)	12,688	1,342
Viacom Inc	56,670	3,626		Allergan Inc/United States	35,981	4,086
Walt Disney Co/The	75,280	4,731		AmerisourceBergen Corp	23,454	1,269
		$65,987		Bristol-Myers Squibb Co	152,322	6,050
				Cardinal Health Inc	31,935	1,412
Metal Fabrication & Hardware - 0.89%				Catamaran Corp (a)	503,386	29,060
Precision Castparts Corp	266,425	50,964		Eli Lilly & Co	44,220	2,449
Timken Co	1,254	66		Express Scripts Holding Co (a)	1,822,291	108,189
Valmont Industries Inc	3,862	563		Herbalife Ltd	19,955	792
		$51,593		Johnson & Johnson	61,501	5,242

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)
Pharmaceuticals (continued)				Retail (continued)
McKesson Corp	493,749	$52,249		PVH Corp	12,493	$1,442
Mead Johnson Nutrition Co	1,064,798	86,344		Ross Stores Inc	25,923	1,713
Mylan Inc/PA (a)	65,172	1,897		Sally Beauty Holdings Inc (a)	25,326	761
Perrigo Co	9,301	1,111		Starbucks Corp	2,349,442	142,941
Valeant Pharmaceuticals International Inc (a)	378,200	28,773		Target Corp	6,534	461
Warner Chilcott PLC	29,339	422		TJX Cos Inc	84,804	4,136
		$345,360		Tractor Supply Co	233,760	25,052
				Urban Outfitters Inc (a)	19,202	796
Pipelines - 0.42%				Wal-Mart Stores Inc	158,660	12,331
Kinder Morgan Inc/DE	55,906	2,186		Williams-Sonoma Inc	8,852	475
ONEOK Inc	35,794	1,838		World Fuel Services Corp	4,074	165
Williams Cos Inc/The	522,799	19,935		Yum! Brands Inc	52,705	3,590
		$23,959				$394,627
Real Estate - 0.02%				Semiconductors - 3.63%
CBRE Group Inc (a)	57,312	1,388
				Atmel Corp (a)	2,041,000	13,205
				Avago Technologies Ltd	40,100	1,282
REITS - 0.36%				Broadcom Corp	942,311	33,924
American Campus Communities Inc	1,211	54		Intel Corp	423,966	10,154
American Tower Corp	43,892	3,687		LSI Corp (a)	102,909	673
Apartment Investment & Management Co	17,926	558		Maxim Integrated Products Inc	25,512	789
Boston Properties Inc	4,130	452		Qualcomm Inc	2,343,913	144,432
BRE Properties Inc	3,944	199		Teradyne Inc (a)	3,697	61
Camden Property Trust	10,925	790		Texas Instruments Inc	86,261	3,123
Equity Residential	4,093	238		Xilinx Inc	46,093	1,747
Extra Space Storage Inc	11,579	505				$209,390
Federal Realty Investment Trust	8,427	986		Software - 5.24%
HCP Inc	5,203	277		Adobe Systems Inc (a)	28,299	1,276
Home Properties Inc	4,239	273		Akamai Technologies Inc (a)	560,497	24,612
Kilroy Realty Corp	863	49		ANSYS Inc (a)	660,021	53,369
Mid-America Apartment Communities Inc	6,756	464		CA Inc	3,583	97
Plum Creek Timber Co Inc	28,196	1,453		Cerner Corp (a)	17,177	1,662
Public Storage	15,983	2,637		Citrix Systems Inc (a)	681,793	42,387
Rayonier Inc	17,533	1,042		Dun & Bradstreet Corp/The	4,928	436
Regency Centers Corp	9,593	540		Fiserv Inc (a)	20,364	1,855
Simon Property Group Inc	28,365	5,051
Tanger Factory Outlet Centers	15,097	560		Intuit Inc	33,187	1,979
				Microsoft Corp	865,159	28,637
Taubman Centers Inc	3,239	277		NetSuite Inc (a)	83,500	7,345
Weyerhaeuser Co	29,367	896		Nuance Communications Inc (a)	268,080	5,104
		$20,988		Oracle Corp	438,665	14,379
Retail - 6.83%				Red Hat Inc (a)	632,271	30,305
Advance Auto Parts Inc	12,343	1,035		Salesforce.com Inc (a)	1,984,456	81,581
American Eagle Outfitters Inc	24,807	482		SolarWinds Inc (a)	10,038	510
AutoNation Inc (a)	3,203	146		Solera Holdings Inc	12,135	699
AutoZone Inc (a)	4,188	1,713		Workday Inc (a)	101,600	6,365
Bed Bath & Beyond Inc (a)	26,609	1,831				$302,598
Big Lots Inc (a)	10,180	371
				Telecommunications - 2.54%
Brinker International Inc	12,288	478		Crown Castle International Corp (a)	998,090	76,853
Chico's FAS Inc	20,146	368		EchoStar Corp (a)	1,822	72
Chipotle Mexican Grill Inc (a)	75,190	27,308
Costco Wholesale Corp	625,083	67,778		Harris Corp	5,950	275
				IPG Photonics Corp	5,544	353
CVS Caremark Corp	30,794	1,792		Juniper Networks Inc (a)	2,882,195	47,700
Dollar General Corp (a)	32,263	1,681
Dollar Tree Inc (a)	381,683	18,153		Motorola Solutions Inc	31,264	1,788
				NeuStar Inc (a)	11,689	513
DSW Inc	5,413	358		Verizon Communications Inc	313,502	16,901
Foot Locker Inc	5,543	193		Virgin Media Inc	31,891	1,556
Gap Inc/The	34,836	1,323
GNC Holdings Inc	11,242	510		Windstream Corp	56,987	485
Home Depot Inc/The	175,574	12,878				$146,496
L Brands Inc	23,543	1,187		Textiles - 0.01%
Lowe's Cos Inc	967,570	37,174		Cintas Corp	8,746	392
Lululemon Athletica Inc (a)	94,600	7,202
Macy's Inc	9,885	441
McDonald's Corp	101,208	10,337		Toys, Games & Hobbies - 0.04%
MSC Industrial Direct Co Inc	7,957	627		Hasbro Inc	17,479	828
Nordstrom Inc	25,646	1,451		Mattel Inc	30,121	1,375
Nu Skin Enterprises Inc	8,750	444				$2,203
O'Reilly Automotive Inc (a)	12,744	1,368		Transportation - 1.60%
Panera Bread Co (a)	4,762	844		CH Robinson Worldwide Inc	28,392	1,686
PetSmart Inc	18,927	1,291		CSX Corp	70,051	1,723

See accompanying notes

Schedule of Investments LargeCap Growth Fund I April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Transportation (continued)
Era Group Inc (a)	1,678	$39
Expeditors International of Washington Inc	33,546	1,205
FedEx Corp	235,394	22,129
Landstar System Inc	7,704	421
Union Pacific Corp	398,077	58,900
United Parcel Service Inc	71,949	6,176
		$92,279
Water- 0.00%
Aqua America Inc	2,745	87

TOTAL COMMON STOCKS		$5,610,594
	Maturity
REPURCHASE AGREEMENTS - 2.27%	Amount (000's)	Value(000	's)

Banks- 2.27%
Investment in Joint Trading Account; Credit	$15,452	$15,452
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $15,761,196; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	55,628	55,628
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $56,740,309; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	32,450	32,449
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $33,098,513; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	27,814	27,814
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$28,370,155; 0.63%; dated 08/31/17)
		$131,343
TOTAL REPURCHASE AGREEMENTS		$131,343
Total Investments		$5,741,937
Other Assets in Excess of Liabilities, Net - 0.56%		$32,494
TOTAL NET ASSETS - 100.00%		$5,774,431

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.97%
Technology		17.22%
Industrial		14.18%
Communications		13.84%
Consumer, Cyclical		12.72%
Energy		7 .17%
Financial		7 .03%
Basic Materials		3 .30%
Utilities		0 .01%
Other Assets in Excess of Liabilities, Net		0 .56%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2013	Long	2,044	$158,217	$162,723	$4,506
Total					$4,506
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2013 (unaudited)

COMMON STOCKS - 97.15%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.07%				Building Materials - 0.05%
Interpublic Group of Cos Inc/The	1,515	$21		Lennox International Inc	3,069		$190
Lamar Advertising Co (a)	4,107	192		Masco Corp	22,007		428
Omnicom Group Inc	11,012	658					$618
		$871		Chemicals - 3.27%
Aerospace & Defense - 1.40%				Agrium Inc	30,802		2,824
B/E Aerospace Inc (a)	5,899	370		Albemarle Corp	3,148		193
Boeing Co/The	27,252	2,491		Celanese Corp	9,978		493
Lockheed Martin Corp	9,358	927		CF Industries Holdings Inc	838		156
Rockwell Collins Inc	8,590	541		Eastman Chemical Co	7,714		514
Triumph Group Inc	1,062	85		Ecolab Inc	9,005		762
United Technologies Corp	146,083	13,336		EI du Pont de Nemours & Co	37,915		2,067
		$17,750		FMC Corp	8,452		513
				Huntsman Corp	89,670		1,691
Agriculture - 2.91%				International Flavors & Fragrances Inc	4,882		377
Altria Group Inc	66,298	2,420		LyondellBasell Industries NV	1,449		88
Lorillard Inc	16,443	705		Monsanto Co	241,296		25,776
Philip Morris International Inc	351,340	33,585		PPG Industries Inc	5,733		843
Reynolds American Inc	7,045	334		Praxair Inc	10,413		1,190
		$37,044		RPM International Inc	2,984		97
Airlines - 0.24%				Sherwin-Williams Co/The	3,520		644
Alaska Air Group Inc (a)	33,733	2,079		Sigma-Aldrich Corp	7,340		578
Copa Holdings SA	1,661	209		Valspar Corp/The	5,515		352
Delta Air Lines Inc (a)	33,477	574		Westlake Chemical Corp	317		26
Southwest Airlines Co	8,697	119		WR Grace & Co (a)	30,824		2,377
		$2,981					$41,561
Apparel - 1.04%				Commercial Services - 1.56%
Carter's Inc	3,026	198		Aaron's Inc	3,338		96
Coach Inc	11,605	683		Alliance Data Systems Corp (a)	3,105		533
Hanesbrands Inc	5,776	290		Apollo Group Inc (a)	5,518		101
Michael Kors Holdings Ltd (a)	5,238	298		Automatic Data Processing Inc	17,054		1,149
Nike Inc	164,722	10,476		Equifax Inc	6,421		393
Ralph Lauren Corp	3,809	692		FleetCor Technologies Inc (a)	3,046		234
VF Corp	3,540	631		Gartner Inc (a)	5,523		320
		$13,268		H&R Block Inc	10,629		295
				ITT Educational Services Inc (a)	1,641		30
Automobile Parts & Equipment - 0.63%				Mastercard Inc	25,427		14,059
BorgWarner Inc (a)	7,064	552		McGraw-Hill Cos Inc/The	9,806		531
Delphi Automotive PLC	13,109	606		Moody's Corp	12,088		736
Goodyear Tire & Rubber Co/The (a)	14,745	184		Morningstar Inc	1,458		96
Johnson Controls Inc	183,900	6,439		Robert Half International Inc	8,813		289
WABCO Holdings Inc (a)	3,631	262		SEI Investments Co	8,421		241
		$8,043		Total System Services Inc	7,990		189
Banks - 1.27%				Western Union Co/The	36,958		547
SunTrust Banks Inc	160,521	4,695					$19,839
Wells Fargo & Co	301,100	11,436		Computers - 8.73%
		$16,131		Accenture PLC - Class A	121,135		9,865
Beverages - 5.40%				Apple Inc	114,750		50,806
				Cadence Design Systems Inc (a)	243,141		3,355
Beam Inc	38,752	2,508		Cognizant Technology Solutions Corp (a)	10,700		693
Brown-Forman Corp	24,337	1,716		DST Systems Inc	333		23
Coca-Cola Co/The	830,656	35,162		EMC Corp/MA(a)	638,413		14,320
Coca-Cola Enterprises Inc	1,325	48		Fortinet Inc (a)	8,049		145
Monster Beverage Corp (a)	45,725	2,579
				IHS Inc (a)	3,109		303
PepsiCo Inc	323,273	26,660
		$68,673		International Business Machines Corp	89,396		18,106
				Jack Henry & Associates Inc	5,385		250
Biotechnology - 3.79%				NetApp Inc	211,553		7,381
Alexion Pharmaceuticals Inc (a)	48,118	4,715		Research In Motion Ltd (a)	112,276		1,829
Amgen Inc	107,844	11,239		Riverbed Technology Inc (a)	206,549		3,069
Biogen Idec Inc (a)	63,221	13,841		Synopsys Inc (a)	697		25
Celgene Corp (a)	18,435	2,176		Teradata Corp (a)	10,420		532
Charles River Laboratories International Inc (a)	1,917	83		Western Digital Corp	5,483		303
Gilead Sciences Inc (a)	222,922	11,289					$111,005
Life Technologies Corp (a)	1,067	79
Myriad Genetics Inc (a)	5,279	147		Consumer Products - 0.18%
Regeneron Pharmaceuticals Inc (a)	20,451	4,400		Church & Dwight Co Inc	5,296		338
United Therapeutics Corp (a)	2,954	197		Clorox Co/The	487		42
				Jarden Corp (a)	1,785		80
		$48,166		Kimberly-Clark Corp	14,720		1,519

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products (continued)				Food (continued)
Tupperware Brands Corp	3,307	$266		Kellogg Co	8,005		$521
		$2,245		Kraft Foods Group Inc	1,897		98
				Kroger Co/The	18,494		636
Cosmetics & Personal Care - 2.50%				McCormick & Co Inc/MD	8,169		588
Colgate-Palmolive Co	121,607	14,522		Mondelez International Inc	378,400		11,901
Estee Lauder Cos Inc/The	103,359	7,167		Pinnacle Foods Inc	62,448		1,490
Procter & Gamble Co/The	130,622	10,028		Safeway Inc	2,035		46
		$31,717		Unilever NV - NY shares	160,200		6,805
Distribution & Wholesale - 0.14%				Whole Foods Market Inc	58,048		5,126
Fastenal Co	10,177	499					$32,502
Fossil Inc (a)	3,481	342
				Gas - 0.01%
Genuine Parts Co	6,286	480		Questar Corp	2,568		65
WW Grainger Inc	2,049	505
		$1,826
				Hand & Machine Tools - 0.26%
Diversified Financial Services - 2.29%				Lincoln Electric Holdings Inc	36,543		1,928
Affiliated Managers Group Inc (a)	2,268	353
				Regal-Beloit Corp	16,722		1,315
American Express Co	121,364	8,302		Snap-on Inc	755		65
BlackRock Inc	2,693	718					$3,308
CBOE Holdings Inc	4,590	172
Eaton Vance Corp	6,833	273		Healthcare - Products - 2.29%
Federated Investors Inc	4,532	104		Baxter International Inc	20,028		1,399
Franklin Resources Inc	35,104	5,429		Becton Dickinson and Co	7,903		745
IntercontinentalExchange Inc (a)	2,551	416		Bruker BioSciences Corp (a)	5,958		106
T Rowe Price Group Inc	10,088	731		CareFusion Corp (a)	51,774		1,731
Visa Inc	73,116	12,318		Cooper Cos Inc/The	15,083		1,665
Waddell & Reed Financial Inc	5,369	230		Covidien PLC	35,027		2,236
		$29,046		CR Bard Inc	5,354		532
				DENTSPLY International Inc	37,389		1,583
Electric - 0.22%				Edwards Lifesciences Corp (a)	7,066		451
DTE Energy Co	34,950	2,547		Henry Schein Inc (a)	3,144		284
ITC Holdings Corp	3,167	292		IDEXX Laboratories Inc (a)	28,842		2,537
		$2,839		Intuitive Surgical Inc (a)	7,666		3,774
Electrical Components & Equipment - 0.18%				Medtronic Inc	3,636		170
AMETEK Inc	14,893	606		Patterson Cos Inc	4,970		189
Emerson Electric Co	24,625	1,367		ResMed Inc	43,320		2,080
				Sirona Dental Systems Inc (a)	672		49
Hubbell Inc	2,906	279
		$2,252		St Jude Medical Inc	13,438		554
				Stryker Corp	125,937		8,259
Electronics - 2.07%				Techne Corp	2,238		144
Agilent Technologies Inc	14,544	603		Thoratec Corp (a)	3,357		122
Amphenol Corp	5,693	430		Varian Medical Systems Inc (a)	6,875		448
Avnet Inc (a)	51,916	1,700		Zimmer Holdings Inc	1,088		83
FLIR Systems Inc	7,226	176					$29,141
Garmin Ltd	488	17
Honeywell International Inc	179,152	13,175		Healthcare - Services - 0.06%
Jabil Circuit Inc	2,319	41		Covance Inc (a)	215		16
Mettler-Toledo International Inc (a)	2,003	418		DaVita HealthCare Partners Inc (a)	3,296		391
Trimble Navigation Ltd (a)	103,960	2,988		HCA Holdings Inc	6,494		259
Tyco International Ltd	94,327	3,030		Quest Diagnostics Inc	1,141		64
Waters Corp (a)	39,808	3,678		Universal Health Services Inc	321		22
		$26,256					$752
Engineering & Construction - 0.05%				Home Builders - 0.02%
				NVR Inc (a)	288		297
Chicago Bridge & Iron Co NV ADR	3,715	200
Fluor Corp	7,784	443
		$643		Housewares - 0.01%
Entertainment - 0.03%				Toro Co	3,762		169
Bally Technologies Inc (a)	2,503	133
Dolby Laboratories Inc	1,719	57		Insurance - 0.55%
International Game Technology	9,456	160		Allied World Assurance Co Holdings AG	1,159		105
		$350		Aon PLC	1,770		107
				Arch Capital Group Ltd (a)	990		53
Food - 2.56%				Arthur J Gallagher & Co	7,327		311
Annie's Inc (a)	26,380	997
Dean Foods Co (a)	9,550	183		Brown & Brown Inc	701		22
				Marsh & McLennan Cos Inc	17,106		650
General Mills Inc	21,282	1,073		Travelers Cos Inc/The	66,673		5,694
Hershey Co/The	24,290	2,166		Validus Holdings Ltd	907		35
HJ Heinz Co	8,368	606
Hormel Foods Corp	4,749	196					$6,977
Ingredion Inc	979	70

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet - 6.14%				Metal Fabrication & Hardware - 0.65%
Amazon.com Inc (a)	35,955	$9,126		Precision Castparts Corp	41,946		$8,024
AOL Inc	1,390	54		Timken Co	527		28
eBay Inc (a)	355,879	18,644		Valmont Industries Inc	1,361		198
Expedia Inc	76,868	4,293					$8,250
F5 Networks Inc (a)	4,907	375
Google Inc (a)	44,630	36,800		Mining - 0.09%
				Coeur d'Alene Mines Corp (a)	58,686		894
Liberty Interactive Corp (a)	4,998	106
LinkedIn Corp (a)	2,294	441		Southern Copper Corp	7,314		244
priceline.com Inc (a)	2,010	1,399					$1,138
Rackspace Hosting Inc (a)	6,963	336		Miscellaneous Manufacturing - 2.13%
Splunk Inc (a)	42,741	1,744		3M Co	25,132		2,632
Symantec Corp	166,754	4,052		Carlisle Cos Inc	372		24
TripAdvisor Inc (a)	5,344	281		Danaher Corp	85,640		5,219
VeriSign Inc (a)	8,951	412		Donaldson Co Inc	9,482		345
		$78,063		Eaton Corp PLC	5,236		321
Iron & Steel - 0.26%				General Electric Co	372,300		8,298
Nucor Corp	73,445	3,204		Illinois Tool Works Inc	15,316		989
Steel Dynamics Inc	2,917	44		Ingersoll-Rand PLC	9,867		531
		$3,248		ITT Corp	1,343		37
				Pall Corp	7,157		477
Leisure Products & Services - 0.45%				Parker Hannifin Corp	61,513		5,449
Harley-Davidson Inc	97,489	5,328		Textron Inc	106,176		2,734
Polaris Industries Inc	3,831	330					$27,056
		$5,658		Office & Business Equipment - 0.01%
Lodging - 0.65%				Pitney Bowes Inc	6,562		90
Las Vegas Sands Corp	13,965	786
Marriott International Inc/DE	150,861	6,496		Oil & Gas - 2.25%
Starwood Hotels & Resorts Worldwide Inc	7,983	515		Atwood Oceanics Inc (a)	1,163		57
Wyndham Worldwide Corp	8,642	519		Cabot Oil & Gas Corp	7,375		502
		$8,316		Concho Resources Inc (a)	6,067		523
Machinery - Construction & Mining - 0.41%				Continental Resources Inc/OK (a)	2,608		208
Caterpillar Inc	57,663	4,882		EOG Resources Inc	54,562		6,611
Joy Global Inc	6,754	382		Helmerich & Payne Inc	1,386		81
		$5,264		Noble Energy Inc	45,683		5,175
				Occidental Petroleum Corp	158,799		14,174
Machinery - Diversified - 0.92%				Pioneer Natural Resources Co	4,480		548
Babcock & Wilcox Co/The	7,029	191		Range Resources Corp	5,701		419
Cummins Inc	7,670	816		SM Energy Co	3,299		201
Deere & Co	16,025	1,431		Whiting Petroleum Corp (a)	1,091		49
Flowserve Corp	16,079	2,542					$28,548
Graco Inc	3,850	233
IDEX Corp	1,065	55		Oil & Gas Services - 2.55%
Manitowoc Co Inc/The	6,208	117		Cameron International Corp (a)	214,897		13,227
Nordson Corp	3,676	255		Core Laboratories NV	13,015		1,884
Rockwell Automation Inc	61,350	5,201		Dresser-Rand Group Inc (a)	4,672		260
Roper Industries Inc	3,850	461		FMC Technologies Inc (a)	8,223		446
Wabtec Corp/DE	2,970	312		Halliburton Co	11,886		508
Zebra Technologies Corp (a)	505	24		MRC Global Inc (a)	852		25
		$11,638		National Oilwell Varco Inc	5,989		391
				Oceaneering International Inc	73,102		5,130
Media - 3.08%				Oil States International Inc (a)	2,773		248
AMC Networks Inc (a)	3,470	219
				RPC Inc	3,301		44
CBS Corp	94,027	4,305		Schlumberger Ltd	137,635		10,244
Comcast Corp - Class A	264,619	10,929		SEACOR Holdings Inc	618		45
DIRECTV (a)	23,261	1,315
Discovery Communications Inc - A Shares (a)	9,652	761					$32,452
Discovery Communications Inc - C Shares (a)	43,823	3,106		Packaging & Containers - 0.09%
DISH Network Corp	9,451	370		Ball Corp	9,657		426
FactSet Research Systems Inc	2,859	269		Crown Holdings Inc (a)	2,154		92
John Wiley & Sons Inc	1,328	51		Owens-Illinois Inc (a)	7,637		201
Liberty Global Inc - A Shares (a)	9,119	660		Packaging Corp of America	5,321		253
News Corp - Class A	29,051	900		Rock Tenn Co	503		50
Scripps Networks Interactive Inc	59,086	3,934		Silgan Holdings Inc	2,950		141
Sirius XM Radio Inc	150,384	489					$1,163
Time Warner Cable Inc	11,935	1,120
Viacom Inc	140,632	8,999		Pharmaceuticals - 8.24%
Walt Disney Co/The	26,567	1,669		Abbott Laboratories	381,405		14,081
				AbbVie Inc	253,957		11,695
		$39,096		Actavis Inc (a)	4,478		473
				Allergan Inc/United States	142,553		16,187

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				Retail (continued)
AmerisourceBergen Corp	185,927	$10,063		MSC Industrial Direct Co Inc	2,808		$221
Bristol-Myers Squibb Co	269,263	10,695		Nordstrom Inc	9,046		512
Cardinal Health Inc	11,264	498		Nu Skin Enterprises Inc	3,086		157
Eli Lilly & Co	97,350	5,391		O'Reilly Automotive Inc (a)	4,498		483
Express Scripts Holding Co (a)	122,054	7,247		Panera Bread Co (a)	1,678		297
Herbalife Ltd	7,039	279		PetSmart Inc	6,679		456
Johnson & Johnson	88,522	7,545		PVH Corp	34,796		4,016
McKesson Corp	9,850	1,042		Ross Stores Inc	9,148		604
Mead Johnson Nutrition Co	61,804	5,012		Sally Beauty Holdings Inc (a)	8,938		269
Mylan Inc/PA (a)	23,000	670		Starbucks Corp	249,798		15,198
Perrigo Co	3,283	392		Target Corp	2,303		163
Sanofi ADR	222,200	11,854		TJX Cos Inc	183,022		8,926
Warner Chilcott PLC	10,354	149		Tractor Supply Co	4,443		476
Zoetis Inc	45,828	1,513		Urban Outfitters Inc (a)	89,114		3,693
		$104,786		Wal-Mart Stores Inc	143,199		11,130
				Williams-Sonoma Inc	3,131		168
Pipelines - 0.18%				World Fuel Services Corp	1,502		61
Kinder Morgan Inc/DE	19,729	771		Yum! Brands Inc	18,600		1,267
ONEOK Inc	12,631	649					$123,216
Williams Cos Inc/The	23,680	903
		$2,323		Semiconductors - 3.06%
				Avago Technologies Ltd	14,151		452
Real Estate - 0.27%				Broadcom Corp	12,006		432
CBRE Group Inc (a)	143,480	3,475
				Freescale Semiconductor Ltd (a)	136,834		2,118
				Intel Corp	149,621		3,584
REITS - 1.38%				Linear Technology Corp	142,230		5,191
American Campus Communities Inc	56,695	2,530		LSI Corp (a)	36,317		238
American Tower Corp	15,482	1,300		Maxim Integrated Products Inc	8,648		268
Apartment Investment & Management Co	6,326	197		Qualcomm Inc	311,539		19,196
Boston Properties Inc	1,456	159		Teradyne Inc (a)	204,117		3,356
BRE Properties Inc	1,391	70		Texas Instruments Inc	30,428		1,102
Camden Property Trust	3,855	279		Xilinx Inc	77,236		2,928
Equity Residential	1,443	84					$38,865
Extra Space Storage Inc	4,086	178		Software - 4.89%
Federal Realty Investment Trust	2,972	348		Adobe Systems Inc (a)	9,987		450
HCP Inc	1,837	98		Akamai Technologies Inc (a)	9,790		430
Home Properties Inc	1,494	96		ANSYS Inc (a)	5,744		464
Kilroy Realty Corp	361	20		CA Inc	1,383		37
Mid-America Apartment Communities Inc	2,384	164		Cerner Corp (a)	6,062		587
Plum Creek Timber Co Inc	9,950	513		Citrix Systems Inc (a)	7,535		468
Public Storage	5,640	931		CommVault Systems Inc (a)	20,148		1,482
Rayonier Inc	6,187	368		Dun & Bradstreet Corp/The	1,737		154
Regency Centers Corp	3,387	190		Electronic Arts Inc (a)	173,591		3,057
Simon Property Group Inc	52,896	9,420		Fiserv Inc (a)	7,186		655
Tanger Factory Outlet Centers	5,325	198		Intuit Inc	11,697		698
Taubman Centers Inc	1,142	98		Microsoft Corp	714,021		23,634
Weyerhaeuser Co	10,359	316		NetSuite Inc (a)	22,722		1,999
		$17,557		Oracle Corp	700,815		22,973
Retail - 9.69%				Red Hat Inc (a)	11,918		571
Advance Auto Parts Inc	4,353	365		Salesforce.com Inc (a)	97,551		4,010
American Eagle Outfitters Inc	8,750	170		SolarWinds Inc (a)	3,540		180
AutoNation Inc (a)	1,129	51		Solera Holdings Inc	4,282		246
AutoZone Inc (a)	1,478	605					$62,095
Bed Bath & Beyond Inc (a)	120,734	8,306
Big Lots Inc (a)	3,590	131		Telecommunications - 2.57%
				Cisco Systems Inc	211,137		4,417
Brinker International Inc	4,334	169		Crown Castle International Corp (a)	10,298		793
Chico's FAS Inc	104,803	1,915		EchoStar Corp (a)	643		25
Costco Wholesale Corp	155,625	16,874		Harris Corp	2,096		97
CVS Caremark Corp	10,867	632
Dollar General Corp (a)	11,385	593		IPG Photonics Corp	1,956		125
				Juniper Networks Inc (a)	346,600		5,736
Dollar Tree Inc (a)	9,417	448
				Motorola Solutions Inc	11,033		631
DSW Inc	1,910	126		NeuStar Inc (a)	4,135		182
Foot Locker Inc	53,278	1,858		Palo Alto Networks Inc (a)	28,628		1,549
Gap Inc/The	12,294	467		SBA Communications Corp (a)	45,706		3,610
GNC Holdings Inc	110,418	5,006		Verizon Communications Inc	272,935		14,714
Home Depot Inc/The	139,071	10,200
L Brands Inc	8,299	418		Virgin Media Inc	11,255		549
Lowe's Cos Inc	183,354	7,044		Windstream Corp	20,101		171
Macy's Inc	3,483	155					$32,599
McDonald's Corp	191,751	19,586

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
April 30, 2013 (unaudited)

					Portfolio Summary (unaudited)
	COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector		Percent
					Consumer, Non-cyclical		29.50%
	Textiles - 0.32%				Technology		16.69%
	Cintas Corp	3,088	$138		Consumer, Cyclical		13.27%
	Mohawk Industries Inc (a)	35,946	3,986		Communications		11.86%
			$4,124		Industrial		11.24%
					Financial		7 .92%
	Toys, Games & Hobbies - 0.06%				Energy		4 .98%
	Hasbro Inc	6,164	292		Basic Materials		3 .62%
	Mattel Inc	10,630	485		Utilities		0 .23%
			$777		Other Assets in Excess of Liabilities, Net		0 .69%
	Transportation - 3.03%				TOTAL NET ASSETS		100.00%
	CH Robinson Worldwide Inc	10,020	595
	CSX Corp	24,722	608
	Era Group Inc (a)	618	14
	Expeditors International of Washington Inc	11,839	425
	FedEx Corp	1,196	112
	Landstar System Inc	2,720	149
	Union Pacific Corp	92,716	13,719
	United Parcel Service Inc	267,217	22,938
			$38,560
	Water- 0.00%
	Aqua America Inc	968	31

	TOTAL COMMON STOCKS		$1,234,723
	Maturity
	REPURCHASE AGREEMENTS - 2.16%	Amount (000's)	Value(000	's)

Banks	- 2.16%
	Investment in Joint Trading Account; Credit	$3,237	$3,236
	Suisse Repurchase Agreement; 0.14%
	dated 04/30/2013 maturing 05/01/2013
	(collateralized by US Government
	Securities; $3,301,610; 4.50% - 4.63%;
	dated 02/15/36 - 02/15/40)
	Investment in Joint Trading Account; Deutsche	11,653	11,652
	Bank Repurchase Agreement; 0.15% dated
	04/30/2013 maturing 05/01/2013
	(collateralized by US Government
	Securities; $11,885,795; 0.00% - 7.25%;
	dated 07/12/13 - 12/27/32)
	Investment in Joint Trading Account; JP	6,797	6,798
	Morgan Repurchase Agreement; 0.14%
	dated 04/30/2013 maturing 05/01/2013
	(collateralized by US Government
	Securities; $6,933,381; 0.00% - 8.88%;
	dated 06/15/15 - 04/15/30)
	Investment in Joint Trading Account; Merrill	5,826	5,827
	Lynch Repurchase Agreement; 0.14%
	dated 04/30/2013 maturing 05/01/2013
	(collateralized by US Government Security;
	$5,942,897; 0.63%; dated 08/31/17)
			$27,513
	TOTAL REPURCHASE AGREEMENTS		$27,513
	Total Investments		$1,262,236
	Other Assets in Excess of Liabilities, Net - 0.69%		$8,786
	TOTAL NET ASSETS - 100.00%		$1,271,022

	(a) Non-Income Producing Security

Futures Contracts

Type		Long/Short		Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
	S&P 500 Emini; June 2013	Long	435		$33,571	$34,630	$1,059
	Total						$1,059

	Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 98.36%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.15%				Beverages (continued)
Interpublic Group of Cos Inc/The	93,786	$1,298		Coca-Cola Co/The	868,453		$36,762
Omnicom Group Inc	59,231	3,540		Coca-Cola Enterprises Inc	59,460		2,178
		$4,838		Constellation Brands Inc (a)	34,538		1,704
				Dr Pepper Snapple Group Inc	46,140		2,253
Aerospace & Defense - 1.68%				Molson Coors Brewing Co	35,363		1,825
Boeing Co/The	154,203	14,096		Monster Beverage Corp (a)	32,634		1,841
General Dynamics Corp	75,280	5,568		PepsiCo Inc	349,573		28,829
L-3 Communications Holdings Inc	20,369	1,655					$80,164
Lockheed Martin Corp	60,667	6,011
Northrop Grumman Corp	53,730	4,069		Biotechnology - 1.99%
Raytheon Co	73,721	4,525		Alexion Pharmaceuticals Inc (a)	44,232		4,335
Rockwell Collins Inc	30,945	1,947		Amgen Inc	169,584		17,672
United Technologies Corp	191,082	17,444		Biogen Idec Inc (a)	53,545		11,723
		$55,315		Celgene Corp (a)	94,881		11,203
				Gilead Sciences Inc (a)	344,953		17,468
Agriculture - 1.96%				Life Technologies Corp (a)	38,986		2,873
Altria Group Inc	455,405	16,627					$65,274
Archer-Daniels-Midland Co	149,228	5,065
Lorillard Inc	85,958	3,687		Building Materials - 0.09%
Philip Morris International Inc	373,366	35,690		Masco Corp	80,793		1,570
Reynolds American Inc	72,904	3,457		Vulcan Materials Co	29,427		1,468
		$64,526					$3,038
Airlines - 0.07%				Chemicals - 2.43%
Southwest Airlines Co	164,976	2,260		Air Products & Chemicals Inc	47,045		4,091
				Airgas Inc	15,482		1,496
				CF Industries Holdings Inc	14,276		2,663
Apparel - 0.62%				Dow Chemical Co/The	272,892		9,254
Coach Inc	63,622	3,745		Eastman Chemical Co	34,884		2,325
Nike Inc	164,394	10,455		Ecolab Inc	60,149		5,090
Ralph Lauren Corp	13,772	2,501
VF Corp	19,982	3,561		EI du Pont de Nemours & Co	211,696		11,540
				FMC Corp	31,194		1,893
		$20,262		International Flavors & Fragrances Inc	18,482		1,427
Automobile Manufacturers - 0.49%				LyondellBasell Industries NV	86,035		5,222
Ford Motor Co	888,726	12,184		Monsanto Co	121,408		12,969
PACCAR Inc	80,091	3,987		Mosaic Co/The	62,696		3,861
		$16,171		PPG Industries Inc	32,367		4,762
				Praxair Inc	67,112		7,671
Automobile Parts & Equipment - 0.34%				Sherwin-Williams Co/The	19,446		3,561
BorgWarner Inc (a)	26,202	2,048
				Sigma-Aldrich Corp	27,291		2,148
Delphi Automotive PLC	66,441	3,070					$79,973
Goodyear Tire & Rubber Co/The (a)	55,604	695
Johnson Controls Inc	155,057	5,429		Coal - 0.09%
		$11,242		Consol Energy Inc	51,692		1,739
				Peabody Energy Corp	61,095		1,226
Banks - 7.25%							$2,965
Bank of America Corp	2,451,721	30,181
Bank of New York Mellon Corp/The	263,630	7,440		Commercial Services - 1.31%
BB&T Corp	158,571	4,879		ADT Corp/The	49,927		2,179
Capital One Financial Corp	131,929	7,623		Apollo Group Inc (a)	22,695		417
Citigroup Inc	688,540	32,127		Automatic Data Processing Inc	109,898		7,400
Comerica Inc	42,523	1,541		Equifax Inc	27,293		1,670
Fifth Third Bancorp	198,327	3,377		H&R Block Inc	61,471		1,705
First Horizon National Corp	55,152	574		Iron Mountain Inc	37,913		1,435
Goldman Sachs Group Inc/The	99,148	14,483		Mastercard Inc	23,924		13,228
Huntington Bancshares Inc/OH	190,787	1,368		McGraw-Hill Cos Inc/The	63,625		3,443
JP Morgan Chase & Co	867,250	42,504		Moody's Corp	43,907		2,672
KeyCorp	209,333	2,087		Paychex Inc	73,347		2,671
M&T Bank Corp	27,709	2,776		Quanta Services Inc (a)	48,318		1,328
Morgan Stanley	311,075	6,890		Robert Half International Inc	31,620		1,038
Northern Trust Corp	49,313	2,659		SAIC Inc	64,294		960
PNC Financial Services Group Inc/The	119,736	8,128		Total System Services Inc	36,408		860
Regions Financial Corp	320,255	2,719		Western Union Co/The	128,875		1,909
State Street Corp	103,523	6,053					$42,915
SunTrust Banks Inc	122,116	3,572
US Bancorp	422,217	14,051		Computers - 6.01%
				Accenture PLC - Class A	145,997		11,890
Wells Fargo & Co	1,110,706	42,185		Apple Inc	212,777		94,207
Zions Bancorporation	41,734	1,028		Cognizant Technology Solutions Corp (a)	68,380		4,431
		$238,245		Computer Sciences Corp	34,777		1,629
Beverages - 2.44%				Dell Inc	330,912		4,434
Beam Inc	36,328	2,351		EMC Corp/MA (a)	476,834		10,695
Brown-Forman Corp	34,342	2,421		Hewlett-Packard Co	442,459		9,115

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
International Business Machines Corp	237,380	$48,079		Wisconsin Energy Corp	51,889		$2,332
NetApp Inc	81,663	2,849		Xcel Energy Inc	110,638		3,517
SanDisk Corp (a)	54,799	2,874					$105,441
Seagate Technology PLC	72,368	2,656
Teradata Corp (a)	37,568	1,919		Electrical Components & Equipment - 0.30%
Western Digital Corp	49,078	2,713		Emerson Electric Co	163,612		9,082
		$197,491		Molex Inc	31,369		865
							$9,947
Consumer Products - 0.38%
Avery Dennison Corp	22,683	940		Electronics - 1.16%
Clorox Co/The	29,674	2,560		Agilent Technologies Inc	78,618		3,258
Kimberly-Clark Corp	87,830	9,063		Amphenol Corp	36,185		2,733
		$12,563		FLIR Systems Inc	32,848		798
				Garmin Ltd	24,818		871
Cosmetics & Personal Care - 1.99%				Honeywell International Inc	177,595		13,060
Avon Products Inc	97,949	2,269		Jabil Circuit Inc	41,680		742
Colgate-Palmolive Co	99,615	11,895		PerkinElmer Inc	25,771		790
Estee Lauder Cos Inc/The	54,317	3,767		TE Connectivity Ltd	95,225		4,147
Procter & Gamble Co/The	618,954	47,517		Thermo Fisher Scientific Inc	81,033		6,538
		$65,448		Tyco International Ltd	105,593		3,392
				Waters Corp (a)	19,461		1,798
Distribution & Wholesale - 0.31%							$38,127
Fastenal Co	61,164	3,000
Fossil Inc (a)	12,102	1,187		Engineering & Construction - 0.11%
Genuine Parts Co	35,091	2,679		Fluor Corp	36,822		2,098
WW Grainger Inc	13,548	3,339		Jacobs Engineering Group Inc (a)	29,536		1,491
		$10,205					$3,589
Diversified Financial Services - 2.45%				Entertainment - 0.03%
American Express Co	217,760	14,897		International Game Technology	59,909		1,016
Ameriprise Financial Inc	46,104	3,436
BlackRock Inc	28,498	7,595
Charles Schwab Corp/The	249,033	4,224		Environmental Control - 0.26%
				Republic Services Inc	67,371		2,296
CME Group Inc/IL	69,538	4,232		Stericycle Inc (a)	19,507		2,113
Discover Financial Services	112,250	4,910
E*Trade Financial Corp (a)	64,660	665		Waste Management Inc	99,083		4,060
Franklin Resources Inc	31,301	4,841					$8,469
IntercontinentalExchange Inc (a)	16,462	2,682		Food - 2.00%
Invesco Ltd	99,909	3,171		Campbell Soup Co	40,608		1,885
Legg Mason Inc	26,005	828		ConAgra Foods Inc	93,774		3,317
NASDAQ OMX Group Inc/The	26,654	786		Dean Foods Co (a)	42,127		806
NYSE Euronext	55,060	2,137		General Mills Inc	146,510		7,387
SLM Corp	102,721	2,121		Hershey Co/The	34,019		3,033
T Rowe Price Group Inc	58,688	4,255		HJ Heinz Co	72,655		5,262
Visa Inc	116,852	19,685		Hormel Foods Corp	30,463		1,257
		$80,465		JM Smucker Co/The	24,303		2,509
				Kellogg Co	56,580		3,680
Electric - 3.21%				Kraft Foods Group Inc	134,262		6,913
AES Corp/VA	140,253	1,944
Ameren Corp	54,978	1,993		Kroger Co/The	117,470		4,039
American Electric Power Co Inc	110,046	5,660		McCormick & Co Inc/MD	30,064		2,163
CMS Energy Corp	60,010	1,797		Mondelez International Inc	402,935		12,672
				Safeway Inc	54,290		1,223
Consolidated Edison Inc	66,362	4,224		Sysco Corp	132,777		4,628
Dominion Resources Inc/VA	130,584	8,054
DTE Energy Co	39,096	2,849		Tyson Foods Inc	64,266		1,583
Duke Energy Corp	159,665	12,007		Whole Foods Market Inc	39,054		3,449
Edison International	73,824	3,972					$65,806
Entergy Corp	40,353	2,874		Forest Products & Paper - 0.18%
Exelon Corp	193,735	7,267		International Paper Co	99,972		4,697
FirstEnergy Corp	94,762	4,416		MeadWestvaco Corp	39,804		1,372
Integrys Energy Group Inc	17,764	1,094					$6,069
NextEra Energy Inc	96,042	7,878
Northeast Utilities	71,225	3,229		Gas - 0.30%
NRG Energy Inc	73,225	2,041		AGL Resources Inc	26,709		1,171
Pepco Holdings Inc	56,199	1,270		CenterPoint Energy Inc	96,904		2,392
PG&E Corp	99,389	4,814		NiSource Inc	70,511		2,167
Pinnacle West Capital Corp	24,869	1,515		Sempra Energy	51,267		4,247
PPL Corp	132,065	4,408					$9,977
Public Service Enterprise Group Inc	114,643	4,197		Hand & Machine Tools - 0.12%
SCANA Corp	31,518	1,708		Snap-on Inc	13,203		1,138
Southern Co/The	196,896	9,496		Stanley Black & Decker Inc	36,311		2,717
TECO Energy Inc	46,274	885					$3,855

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products - 1.73%				Internet - 3.34%
Baxter International Inc	123,700	$8,643		Amazon.com Inc (a)	82,396		$20,913
Becton Dickinson and Co	43,949	4,144		eBay Inc (a)	264,394		13,852
Boston Scientific Corp (a)	307,574	2,304		Expedia Inc	21,167		1,182
CareFusion Corp (a)	50,436	1,687		F5 Networks Inc (a)	17,808		1,361
Covidien PLC	106,958	6,828		Google Inc (a)	60,505		49,891
CR Bard Inc	17,236	1,713		Netflix Inc (a)	12,687		2,741
DENTSPLY International Inc	32,368	1,371		priceline.com Inc (a)	11,300		7,865
Edwards Lifesciences Corp (a)	25,854	1,649		Symantec Corp	156,160		3,795
Hospira Inc (a)	37,478	1,241		TripAdvisor Inc (a)	24,933		1,311
Intuitive Surgical Inc (a)	9,092	4,476		VeriSign Inc (a)	34,568		1,592
Medtronic Inc	229,159	10,697		Yahoo! Inc (a)	219,593		5,430
Patterson Cos Inc	18,953	719					$109,933
St Jude Medical Inc	64,095	2,642
Stryker Corp	65,526	4,297		Iron & Steel - 0.16%
Varian Medical Systems Inc (a)	24,723	1,610		Allegheny Technologies Inc	24,352		657
Zimmer Holdings Inc	38,373	2,934		Cliffs Natural Resources Inc	34,329		732
		$56,955		Nucor Corp	71,982		3,140
				United States Steel Corp	32,692		582
Healthcare - Services - 1.19%							$5,111
Aetna Inc	74,320	4,269
Cigna Corp	64,793	4,287		Leisure Products & Services - 0.19%
Coventry Health Care Inc	30,500	1,511		Carnival Corp	100,657		3,473
DaVita HealthCare Partners Inc (a)	19,124	2,269		Harley-Davidson Inc	51,231		2,800
Humana Inc	35,881	2,659					$6,273
Laboratory Corp of America Holdings (a)	21,095	1,969		Lodging - 0.29%
Quest Diagnostics Inc	35,850	2,020		Marriott International Inc/DE	55,203		2,377
Tenet Healthcare Corp (a)	23,630	1,072		Starwood Hotels & Resorts Worldwide Inc	43,894		2,832
UnitedHealth Group Inc	232,234	13,918		Wyndham Worldwide Corp	30,960		1,860
WellPoint Inc	68,890	5,024		Wynn Resorts Ltd	18,076		2,482
		$38,998					$9,551
Holding Companies - Diversified - 0.06%				Machinery - Construction & Mining - 0.42%
Leucadia National Corp	66,463	2,053		Caterpillar Inc	148,425		12,567
				Joy Global Inc	24,065		1,360
Home Builders - 0.15%							$13,927
DR Horton Inc	63,343	1,652		Machinery - Diversified - 0.62%
Lennar Corp	37,410	1,542		Cummins Inc	40,005		4,256
Pulte Group Inc (a)	77,086	1,618
				Deere & Co	88,268		7,882
		$4,812		Flowserve Corp	10,904		1,724
Home Furnishings - 0.08%				Rockwell Automation Inc	31,678		2,686
Harman International Industries Inc	15,393	688		Roper Industries Inc	22,407		2,681
Whirlpool Corp	17,797	2,034		Xylem Inc/NY	42,181		1,171
		$2,722					$20,400
Housewares - 0.05%				Media - 3.39%
Newell Rubbermaid Inc	64,894	1,709		Cablevision Systems Corp	48,599		722
				CBS Corp	132,580		6,069
				Comcast Corp - Class A	598,072		24,700
Insurance - 4.05%				DIRECTV (a)	129,861		7,345
ACE Ltd	76,885	6,853		Discovery Communications Inc - A Shares (a)	55,571		4,380
Aflac Inc	105,983	5,770		Gannett Co Inc	52,066		1,050
Allstate Corp/The	108,183	5,329		News Corp - Class A	453,109		14,033
American International Group Inc (a)	334,514	13,856		Scripps Networks Interactive Inc	19,500		1,298
Aon PLC	70,598	4,261		Time Warner Cable Inc	66,959		6,287
Assurant Inc	17,857	849		Time Warner Inc	211,810		12,662
Berkshire Hathaway Inc - Class B (a)	413,278	43,940		Viacom Inc	103,181		6,603
Chubb Corp/The	59,133	5,208		Walt Disney Co/The	409,086		25,707
Cincinnati Financial Corp	33,286	1,628		Washington Post Co/The	1,026		455
Genworth Financial Inc (a)	111,642	1,120
							$111,311
Hartford Financial Services Group Inc	98,927	2,779
Lincoln National Corp	61,510	2,092		Metal Fabrication & Hardware - 0.19%
Loews Corp	70,149	3,133		Precision Castparts Corp	33,184		6,348
Marsh & McLennan Cos Inc	124,254	4,723
MetLife Inc	247,792	9,661		Mining - 0.37%
Progressive Corp/The	125,893	3,184		Alcoa Inc	242,294		2,059
Prudential Financial Inc	105,362	6,366		Freeport-McMoRan Copper & Gold Inc	215,150		6,547
Torchmark Corp	21,221	1,317		Newmont Mining Corp	112,553		3,647
Travelers Cos Inc/The	85,639	7,314					$12,253
Unum Group	61,132	1,705
XL Group PLC	66,833	2,081		Miscellaneous Manufacturing - 3.17%
		$133,169		3M Co	143,835		15,061

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Danaher Corp	131,376	$8,006		Actavis Inc (a)	28,965		$3,063
Dover Corp	39,580	2,730		Allergan Inc/United States	69,686		7,913
Eaton Corp PLC	106,745	6,555		AmerisourceBergen Corp	52,154		2,823
General Electric Co	2,356,101	52,518		Bristol-Myers Squibb Co	371,002		14,736
Illinois Tool Works Inc	94,106	6,076		Cardinal Health Inc	77,234		3,415
Ingersoll-Rand PLC	62,448	3,360		Eli Lilly & Co	226,197		12,527
Leggett & Platt Inc	32,350	1,043		Express Scripts Holding Co (a)	185,460		11,011
Pall Corp	25,172	1,679		Forest Laboratories Inc (a)	53,096		1,986
Parker Hannifin Corp	33,797	2,993		Johnson & Johnson	633,380		53,983
Pentair Ltd	46,708	2,539		McKesson Corp	52,769		5,584
Textron Inc	61,528	1,584		Mead Johnson Nutrition Co	45,888		3,721
		$104,144		Merck & Co Inc	684,826		32,187
				Mylan Inc/PA (a)	89,626		2,609
Office & Business Equipment - 0.09%				Perrigo Co	20,018		2,390
Pitney Bowes Inc	45,622	624		Pfizer Inc (b)	1,628,940		47,353
Xerox Corp	277,304	2,379					$234,934
		$3,003
				Pipelines - 0.57%
Oil & Gas - 8.36%				Kinder Morgan Inc/DE	143,147		5,597
Anadarko Petroleum Corp	113,421	9,614		ONEOK Inc	46,435		2,385
Apache Corp	88,767	6,558		Spectra Energy Corp	151,389		4,774
Cabot Oil & Gas Corp	47,680	3,245		Williams Cos Inc/The	154,426		5,888
Chesapeake Energy Corp	117,984	2,305					$18,644
Chevron Corp	440,188	53,707
ConocoPhillips	276,660	16,724		Publicly Traded Investment Fund - 0.32%
Denbury Resources Inc (a)	84,621	1,514		iShares Core S&P 500 ETF	66,151		10,608
Devon Energy Corp	85,554	4,711
Diamond Offshore Drilling Inc	15,751	1,088		Real Estate - 0.05%
Ensco PLC	52,670	3,038		CBRE Group Inc (a)	68,928		1,669
EOG Resources Inc	61,574	7,460
EQT Corp	34,113	2,563
Exxon Mobil Corp	1,015,207	90,343		REITS - 2.19%
Helmerich & Payne Inc	24,079	1,411		American Tower Corp	89,525		7,519
Hess Corp	67,325	4,859		Apartment Investment & Management Co	33,041		1,028
Marathon Oil Corp	160,357	5,239		AvalonBay Communities Inc	25,781		3,430
Marathon Petroleum Corp	75,098	5,885		Boston Properties Inc	34,359		3,760
Murphy Oil Corp	41,042	2,548		Equity Residential	72,584		4,214
Nabors Industries Ltd	65,945	975		HCP Inc	102,729		5,475
Newfield Exploration Co (a)	30,639	668		Health Care REIT Inc	59,102		4,431
Noble Corp	57,263	2,147		Host Hotels & Resorts Inc	164,660		3,008
Noble Energy Inc	40,689	4,610		Kimco Realty Corp	92,421		2,198
Occidental Petroleum Corp	182,518	16,292		Plum Creek Timber Co Inc	36,781		1,896
Phillips 66	140,825	8,583		Prologis Inc	111,801		4,690
Pioneer Natural Resources Co	29,991	3,666		Public Storage	32,685		5,393
QEP Resources Inc	40,457	1,161		Simon Property Group Inc	71,074		12,656
Range Resources Corp	36,898	2,713		Ventas Inc	66,150		5,267
Rowan Cos PLC (a)	28,154	916		Vornado Realty Trust	38,381		3,361
Southwestern Energy Co (a)	79,540	2,976		Weyerhaeuser Co	123,556		3,770
Tesoro Corp	31,138	1,663					$72,096
Valero Energy Corp	125,287	5,052
WPX Energy Inc (a)	45,347	709		Retail - 6.47%
		$274,943		Abercrombie & Fitch Co	18,028		893
				AutoNation Inc (a)	8,772		399
Oil & Gas Services - 1.48%				AutoZone Inc (a)	8,232		3,368
Baker Hughes Inc	100,107	4,544		Bed Bath & Beyond Inc (a)	51,239		3,525
Cameron International Corp (a)	56,160	3,456		Best Buy Co Inc	60,264		1,566
FMC Technologies Inc (a)	53,866	2,925		CarMax Inc (a)	51,700		2,380
Halliburton Co	211,136	9,030		Chipotle Mexican Grill Inc (a)	7,031		2,554
National Oilwell Varco Inc	96,671	6,305		Costco Wholesale Corp	98,709		10,703
Schlumberger Ltd	300,964	22,401		CVS Caremark Corp	278,971		16,231
		$48,661		Darden Restaurants Inc	29,310		1,513
				Dollar General Corp (a)	68,523		3,569
Packaging & Containers - 0.13%				Dollar Tree Inc (a)	51,482		2,448
Ball Corp	33,861	1,494		Family Dollar Stores Inc	21,779		1,337
Bemis Co Inc	23,338	919		GameStop Corp	27,458		958
Owens-Illinois Inc (a)	37,177	977
				Gap Inc/The	67,350		2,559
Sealed Air Corp	44,093	975		Home Depot Inc/The	338,786		24,850
		$4,365		JC Penney Co Inc (a)	32,291		530
Pharmaceuticals - 7.15%				Kohl's Corp	47,948		2,256
Abbott Laboratories	355,893	13,140		L Brands Inc	54,233		2,734
AbbVie Inc	358,157	16,493		Lowe's Cos Inc	251,510		9,663
				Macy's Inc	89,564		3,995

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Telecommunications (continued)
McDonald's Corp	227,219	$23,208		MetroPCS Communications Inc (a)	72,521		$859
Nordstrom Inc	33,924	1,920		Motorola Solutions Inc	62,534		3,577
O'Reilly Automotive Inc (a)	25,220	2,707		Sprint Nextel Corp (a)	682,198		4,809
PetSmart Inc	24,352	1,662		Verizon Communications Inc	647,645		34,915
PVH Corp	17,699	2,043		Windstream Corp	133,796		1,140
Ross Stores Inc	50,388	3,329					$137,241
Staples Inc	152,692	2,022
Starbucks Corp	169,781	10,329		Textiles - 0.03%
Target Corp	147,461	10,405		Cintas Corp	23,745		1,065
Tiffany & Co	27,002	1,989
TJX Cos Inc	165,238	8,059		Toys, Games & Hobbies - 0.15%
Urban Outfitters Inc (a)	24,796	1,028		Hasbro Inc	25,963		1,230
Walgreen Co	194,874	9,648		Mattel Inc	78,062		3,564
Wal-Mart Stores Inc	378,992	29,455					$4,794
Yum! Brands Inc	102,129	6,957
		$212,792		Transportation - 1.57%
				CH Robinson Worldwide Inc	36,493		2,167
Savings & Loans - 0.06%				CSX Corp	231,298		5,688
Hudson City Bancorp Inc	107,713	895		Expeditors International of Washington Inc	46,789		1,681
People's United Financial Inc	76,738	1,010		FedEx Corp	66,265		6,230
		$1,905		Norfolk Southern Corp	71,265		5,517
Semiconductors - 2.73%				Ryder System Inc	11,664		677
Advanced Micro Devices Inc (a)	137,530	388		Union Pacific Corp	106,337		15,734
Altera Corp	72,451	2,319		United Parcel Service Inc	162,029		13,909
Analog Devices Inc	69,332	3,050					$51,603
Applied Materials Inc	271,913	3,946		TOTAL COMMON STOCKS			$3,233,838
Broadcom Corp	118,613	4,270			Maturity
First Solar Inc (a)	13,626	634		REPURCHASE AGREEMENTS - 1.39%	Amount (000's)		Value(000	's)
Intel Corp	1,120,694	26,841		Banks- 1.39%
KLA-Tencor Corp	37,646	2,042		Investment in Joint Trading Account; Credit	$5,363		$5,363
Lam Research Corp (a)	36,786	1,700		Suisse Repurchase Agreement; 0.14%
Linear Technology Corp	52,696	1,923		dated 04/30/2013 maturing 05/01/2013
LSI Corp (a)	124,564	815		(collateralized by US Government
Microchip Technology Inc	44,266	1,612		Securities; $5,469,891; 4.50% - 4.63%;
Micron Technology Inc (a)	231,521	2,181		dated 02/15/36 - 02/15/40)
NVIDIA Corp	141,582	1,950		Investment in Joint Trading Account; Deutsche	19,306		19,305
Qualcomm Inc	389,304	23,989		Bank Repurchase Agreement; 0.15% dated
Teradyne Inc (a)	43,123	709		04/30/2013 maturing 05/01/2013
Texas Instruments Inc	250,329	9,064		(collateralized by US Government
Xilinx Inc	59,266	2,247		Securities; $19,691,606; 0.00% - 7.25%;
		$89,680		dated 07/12/13 - 12/27/32)
Software - 3.67%				Investment in Joint Trading Account; JP	11,262		11,261
Adobe Systems Inc (a)	113,019	5,095		Morgan Repurchase Agreement; 0.14%
Akamai Technologies Inc (a)	40,306	1,770		dated 04/30/2013 maturing 05/01/2013
Autodesk Inc (a)	50,914	2,005		(collateralized by US Government
BMC Software Inc (a)	29,786	1,355		Securities; $11,486,771; 0.00% - 8.88%;
CA Inc	75,413	2,034		dated 06/15/15 - 04/15/30)
Cerner Corp (a)	33,167	3,209		Investment in Joint Trading Account; Merrill	9,653		9,653
Citrix Systems Inc (a)	42,237	2,626		Lynch Repurchase Agreement; 0.14%
Dun & Bradstreet Corp/The	9,261	819		dated 04/30/2013 maturing 05/01/2013
Electronic Arts Inc (a)	67,993	1,197		(collateralized by US Government Security;
Fidelity National Information Services Inc	66,435	2,793		$9,845,803; 0.63%; dated 08/31/17)
Fiserv Inc (a)	30,250	2,756					$45,582
Intuit Inc	63,128	3,765		TOTAL REPURCHASE AGREEMENTS			$45,582
Microsoft Corp	1,708,145	56,540		Total Investments			$3,279,420
Oracle Corp	836,725	27,428		Other Assets in Excess of Liabilities, Net - 0.25%			$8,308
Red Hat Inc (a)	43,775	2,098		TOTAL NET ASSETS - 100.00%			$3,287,728
Salesforce.com Inc (a)	122,112	5,020
		$120,510		(a) Non-Income Producing Security
Telecommunications - 4.17%				(b) Security or a portion of the security was pledged to cover margin
AT&T Inc	1,244,321	46,612		requirements for futures contracts. At the end of the period, the value of
CenturyLink Inc	141,803	5,328		these securities totaled $7,951 or 0.24% of net assets.
Cisco Systems Inc	1,208,150	25,274
Corning Inc	333,625	4,838
Crown Castle International Corp (a)	66,427	5,115
Frontier Communications Corp	226,195	941
Harris Corp	25,570	1,181
JDS Uniphase Corp (a)	53,281	719
Juniper Networks Inc (a)	116,822	1,933

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22.14%
Financial		17.44%
Technology		12.50%
Communications		11.05%
Energy		10.50%
Industrial		9 .82%
Consumer, Cyclical		9 .27%
Utilities		3 .51%
Basic Materials		3 .14%
Exchange Traded Funds		0 .32%
Diversified		0 .06%
Other Assets in Excess of Liabilities, Net		0 .25%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type		Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
	Long/Short
S&P 500 Emini; June 2013	Long	637	$49,633	$50,712	$1,079
Total					$1,079

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 99.06%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.53%				Food - 1.12%
Alliant Techsystems Inc	94,132	$7,000		Kroger Co/The	703,654		$24,192
General Dynamics Corp	350,906	25,953
		$32,953		Forest Products & Paper - 1.15%
Agriculture - 1.17%				International Paper Co	530,934		24,943
Altria Group Inc	694,277	25,348
				Gas - 1.69%
Automobile Manufacturers - 0.86%				Atmos Energy Corp	448,076		19,881
Oshkosh Corp (a)	471,731	18,520		Vectren Corp	439,660		16,514
							$36,395
Automobile Parts & Equipment - 1.13%				Hand & Machine Tools - 0.46%
Visteon Corp (a)	160,467	9,434		Stanley Black & Decker Inc	132,504		9,913
WABCO Holdings Inc (a)	207,182	14,965
		$24,399		Healthcare - Services - 2.14%
Banks - 13.38%				Cigna Corp	269,745		17,849
Fifth Third Bancorp	2,303,741	39,233		HCA Holdings Inc	709,570		28,305
Goldman Sachs Group Inc/The	276,304	40,360					$46,154
JP Morgan Chase & Co	2,042,028	100,080		Home Builders - 1.23%
US Bancorp	930,669	30,972		Pulte Group Inc (a)	1,264,215		26,536
Wells Fargo & Co	2,065,375	78,443
		$289,088
				Home Furnishings - 0.89%
Biotechnology - 2.61%				Whirlpool Corp	168,361		19,240
Amgen Inc	385,725	40,197
Gilead Sciences Inc (a)	319,280	16,168
		$56,365		Insurance - 6.97%
				Allstate Corp/The	1,064,032		52,414
Chemicals - 3.52%				American Financial Group Inc/OH	518,696		25,037
CF Industries Holdings Inc	145,821	27,197		American International Group Inc (a)	210,883		8,735
LyondellBasell Industries NV	668,304	40,566		Lincoln National Corp	352,150		11,977
Westlake Chemical Corp	99,710	8,290		Protective Life Corp	702,184		26,725
		$76,053		Validus Holdings Ltd	662,550		25,581
Coal - 0.49%							$150,469
Peabody Energy Corp	532,485	10,682		Internet - 0.79%
				Symantec Corp	698,560		16,975
Commercial Services - 1.86%
ADT Corp/The	670,851	29,276		Media - 2.74%
CoreLogic Inc/United States (a)	400,517	10,926
				Comcast Corp - Class A	1,431,805		59,133
		$40,202
Computers - 2.71%				Miscellaneous Manufacturing - 2.28%
Accenture PLC - Class A	191,186	15,570		Danaher Corp	207,898		12,669
Hewlett-Packard Co	857,359	17,661		General Electric Co	797,487		17,776
Western Digital Corp	457,699	25,302		Ingersoll-Rand PLC	351,013		18,885
		$58,533					$49,330
Consumer Products - 1.85%				Oil & Gas - 13.64%
Avery Dennison Corp	452,171	18,743		Chevron Corp	784,585		95,727
Kimberly-Clark Corp	205,769	21,233		Cimarex Energy Co	200,397		14,665
		$39,976		ConocoPhillips	135,059		8,164
Cosmetics & Personal Care - 0.46%				Exxon Mobil Corp	716,447		63,757
Procter & Gamble Co/The	130,121	9,989		Helmerich & Payne Inc	240,632		14,106
				Marathon Oil Corp	946,305		30,916
				Marathon Petroleum Corp	366,686		28,733
Diversified Financial Services - 1.39%				Patterson-UTI Energy Inc	378,743		7,988
Discover Financial Services	685,432	29,981		Phillips 66	247,031		15,056
				Whiting Petroleum Corp (a)	345,858		15,391
Electric - 4.69%							$294,503
Ameren Corp	586,512	21,261		Pharmaceuticals - 7.62%
DTE Energy Co	403,934	29,439		AbbVie Inc	1,132,191		52,137
NRG Energy Inc	671,354	18,710		Eli Lilly & Co	1,005,900		55,707
Pinnacle West Capital Corp	524,346	31,933		Mylan Inc/PA (a)	298,002		8,675
		$101,343		Pfizer Inc (b)	1,651,936		48,022
Electronics - 1.39%							$164,541
Tyco International Ltd	936,835	30,091		Private Equity - 1.05%
				American Capital Ltd (a)	1,504,297		22,760

See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2013 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
REITS - 5.05%				Financial	28.58%
American Tower Corp	252,562	$21,212		Consumer, Non-cyclical	18.83%
Corrections Corp of America	283,889	10,277		Energy	14.13%
Extra Space Storage Inc	667,899	29,107		Consumer, Cyclical	10.45%
Simon Property Group Inc	143,448	25,544		Utilities	7 .62%
Taubman Centers Inc	267,631	22,885		Communications	6 .32%
		$109,025		Industrial	5 .66%
				Basic Materials	4 .67%
Retail - 5.81%				Technology	3 .54%
AutoNation Inc (a)	227,028	10,332
				Other Assets in Excess of Liabilities, Net	0 .20%
Dillard's Inc	290,014	23,900		TOTAL NET ASSETS	100.00%
Foot Locker Inc	306,143	10,675
Lowe's Cos Inc	434,754	16,703
Macy's Inc	379,513	16,926
Wal-Mart Stores Inc	604,243	46,962
		$125,498

Software - 0.83%
CA Inc	665,253	17,942

Telecommunications - 2.79%
AT&T Inc	1,038,270	38,893
Cisco Systems Inc	1,023,929	21,421
		$60,314

Textiles - 0.53%
Mohawk Industries Inc (a)	103,669	11,495

Water - 1.24%
American Water Works Co Inc	638,509	26,741

TOTAL COMMON STOCKS		$2,139,622
	Maturity
REPURCHASE AGREEMENTS - 0.74%	Amount (000's)	Value(000	's)

Banks - 0.74%
Investment in Joint Trading Account; Credit	$1,870	$1,870
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $1,907,692; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	6,733	6,733
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $6,867,692; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	3,928	3,928
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $4,006,153; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	3,367	3,366
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$3,433,846; 0.63%; dated 08/31/17)
		$15,897
TOTAL REPURCHASE AGREEMENTS		$15,897
Total Investments		$2,155,519
Other Assets in Excess of Liabilities, Net - 0.20%		$4,323
TOTAL NET ASSETS - 100.00%		$2,159,842

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $2,982 or 0.14% of net assets.

See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2013	Long	190	$14,943	$15,126	$183
Total					$183
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS - 95.32%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Banks (continued)
Interpublic Group of Cos Inc/The	51,136	$708		Regions Financial Corp	122,790		$1,042
Lamar Advertising Co (a)	1,389	65		Signature Bank/New York NY (a)	5,287		379
		$773		State Street Corp	45,742		2,675
				SunTrust Banks Inc	46,770		1,368
Aerospace & Defense - 1.07%				US Bancorp	164,624		5,479
Alliant Techsystems Inc	4,357	324		Valley National Bancorp	25,937		233
Boeing Co/The	9,554	873		Wells Fargo & Co	658,199		24,999
Exelis Inc	24,517	274		Zions Bancorporation	24,236		597
General Dynamics Corp	24,851	1,838					$142,806
L-3 Communications Holdings Inc	11,855	963
Lockheed Martin Corp	168,479	16,695		Beverages - 0.12%
Northrop Grumman Corp	20,961	1,587		Beam Inc	12,331		798
Raytheon Co	29,471	1,809		Coca-Cola Enterprises Inc	27,546		1,009
Triumph Group Inc	4,318	345		Constellation Brands Inc (a)	19,401		957
		$24,708					$2,764
Agriculture - 3.40%				Biotechnology - 0.54%
Altria Group Inc	577,390	21,081		Bio-Rad Laboratories Inc (a)	2,667		319
Archer-Daniels-Midland Co	51,513	1,748		Life Technologies Corp (a)	15,116		1,114
Bunge Ltd	11,413	824		United Therapeutics Corp (a)	164,303		10,972
Philip Morris International Inc	363,724	34,769					$12,405
Reynolds American Inc	425,468	20,175
		$78,597		Building Materials - 0.05%
				Martin Marietta Materials Inc	2,943		297
Airlines - 1.33%				Vulcan Materials Co	17,014		849
Copa Holdings SA	163,645	20,551					$1,146
Delta Air Lines Inc (a)	40,297	691
Southwest Airlines Co	693,988	9,507		Chemicals - 2.76%
		$30,749		Air Products & Chemicals Inc	18,379		1,598
				Airgas Inc	112,400		10,864
Apparel - 0.74%				Albemarle Corp	5,114		313
Coach Inc	292,663	17,226		Ashland Inc	10,310		879
				Cabot Corp	8,337		313
				CF Industries Holdings Inc	77,202		14,399
Automobile Manufacturers - 0.34%				Cytec Industries Inc	6,049		441
Ford Motor Co	332,326	4,556
General Motors Co (a)	59,890	1,847		Dow Chemical Co/The	103,884		3,523
Oshkosh Corp (a)	12,050	473		Eastman Chemical Co	3,620		241
				EI du Pont de Nemours & Co	223,500		12,183
PACCAR Inc	21,595	1,075		Huntsman Corp	25,158		475
		$7,951		Intrepid Potash Inc	3,705		68
Automobile Parts & Equipment - 0.17%				Kronos Worldwide Inc	2,716		48
Johnson Controls Inc	53,210	1,863		LyondellBasell Industries NV	25,872		1,570
Lear Corp	13,093	757		Mosaic Co/The	25,766		1,587
TRW Automotive Holdings Corp (a)	13,250	796		NewMarket Corp	53,265		14,312
Visteon Corp (a)	6,488	381		Rockwood Holdings Inc	6,305		409
WABCO Holdings Inc (a)	609	44		RPM International Inc	10,570		343
		$3,841		Westlake Chemical Corp	2,014		167
				WR Grace & Co (a)	847		65
Banks - 6.17%							$63,798
Associated Banc-Corp	22,841	326
Bank of America Corp	842,943	10,377		Commercial Services - 1.06%
Bank of Hawaii Corp	5,978	285		Aaron's Inc	2,386		69
Bank of New York Mellon Corp/The	93,290	2,633		ADT Corp/The	20,463		893
BankUnited Inc	4,854	123		Booz Allen Hamilton Holding Corp	3,227		49
BB&T Corp	60,722	1,868		CoreLogic Inc/United States (a)	12,811		349
BOK Financial Corp	3,391	212		DeVry Inc	8,599		241
Capital One Financial Corp	45,396	2,623		Equifax Inc	1,577		97
CapitalSource Inc	27,804	249		Genpact Ltd	3,263		61
Citigroup Inc	412,484	19,246		H&R Block Inc	13,465		374
Comerica Inc	130,363	4,726		KAR Auction Services Inc	3,822		85
East West Bancorp Inc	19,000	462		Manpowergroup Inc	10,539		560
Fifth Third Bancorp	79,945	1,361		McGraw-Hill Cos Inc/The	248,054		13,422
First Republic Bank/CA	13,418	510		Paychex Inc	2,883		105
Goldman Sachs Group Inc/The	171,699	25,080		Service Corp International/US	28,518		481
Huntington Bancshares Inc/OH	113,735	815		Total System Services Inc	3,015		71
JP Morgan Chase & Co	533,094	26,127		Towers Watson & Co	7,982		582
KeyCorp	82,834	826		Verisk Analytics Inc (a)	2,645		162
M&T Bank Corp	11,001	1,102		Western Union Co/The	473,800		7,017
Morgan Stanley	120,506	2,669					$24,618
Northern Trust Corp	16,866	909
PNC Financial Services Group Inc/The	45,958	3,120		Computers - 3.46%
Popular Inc (a)	13,513	385		Accenture PLC - Class A	106,844		8,701
				Apple Inc	27,756		12,289

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
Brocade Communications Systems Inc (a)	60,256	$351		NextEra Energy Inc	40,541		$3,326
Computer Sciences Corp	20,396	956		Northeast Utilities	24,523		1,112
Dell Inc	131,526	1,763		NRG Energy Inc	42,287		1,179
DST Systems Inc	3,674	254		NV Energy Inc	31,050		672
Hewlett-Packard Co	176,405	3,634		PG&E Corp	33,030		1,600
International Business Machines Corp	134,775	27,297		Pinnacle West Capital Corp	14,388		876
Lexmark International Inc	8,500	258		PPL Corp	56,369		1,882
NetApp Inc	15,687	547		Public Service Enterprise Group Inc	49,175		1,800
SanDisk Corp (a)	19,063	1,000		Southern Co/The	67,944		3,277
Synopsys Inc (a)	18,734	666		Westar Energy Inc	16,606		581
Western Digital Corp	405,001	22,388		Wisconsin Energy Corp	22,396		1,006
		$80,104		Xcel Energy Inc	47,327		1,504
Consumer Products - 0.51%							$44,285
Avery Dennison Corp	13,631	565		Electrical Components & Equipment - 0.11%
Church & Dwight Co Inc	6,994	447		Emerson Electric Co	15,336		851
Clorox Co/The	12,987	1,120		Energizer Holdings Inc	8,132		786
Jarden Corp (a)	12,119	545		General Cable Corp	6,154		212
Kimberly-Clark Corp	5,468	564		Hubbell Inc	1,336		128
Tupperware Brands Corp	105,600	8,480		Molex Inc	18,165		501
		$11,721					$2,478
Cosmetics & Personal Care - 1.17%				Electronics - 0.29%
Colgate-Palmolive Co	98,422	11,753		Avnet Inc (a)	18,057		591
Procter & Gamble Co/The	198,685	15,253		AVX Corp	6,335		72
		$27,006		FLIR Systems Inc	3,595		87
				Garmin Ltd	13,301		467
Distribution & Wholesale - 0.04%				Itron Inc (a)	5,256		208
Arrow Electronics Inc (a)	13,939	547
WESCO International Inc (a)	5,723	410		Jabil Circuit Inc	19,912		354
				PerkinElmer Inc	14,982		459
		$957		Tech Data Corp (a)	4,956		232
Diversified Financial Services - 5.04%				Thermo Fisher Scientific Inc	34,316		2,769
Affiliated Managers Group Inc (a)	1,712	267		Tyco International Ltd	40,921		1,314
American Express Co	387,787	26,528		Vishay Intertechnology Inc (a)	17,341		244
Ameriprise Financial Inc	16,223	1,209					$6,797
BlackRock Inc	5,928	1,580		Engineering & Construction - 0.13%
CBOE Holdings Inc	493,268	18,513		AECOM Technology Corp (a)	13,737		399
Charles Schwab Corp/The	84,034	1,425		Chicago Bridge & Iron Co NV ADR	6,027		324
CME Group Inc/IL	25,996	1,582		Engility Holdings Inc (a)	2,124		51
Discover Financial Services	461,093	20,168		Fluor Corp	5,634		321
Eaton Vance Corp	445,071	17,750		Jacobs Engineering Group Inc (a)	16,971		857
Federated Investors Inc	2,007	46		KBR Inc	19,516		587
Franklin Resources Inc	10,702	1,655		URS Corp	9,958		438
Invesco Ltd	35,047	1,112					$2,977
NASDAQ OMX Group Inc/The	15,309	451
NYSE Euronext	19,871	771		Entertainment - 0.71%
Ocwen Financial Corp (a)	134,100	4,905		Dolby Laboratories Inc	2,635		86
Raymond James Financial Inc	14,954	620		International Game Technology	936,446		15,873
SLM Corp	36,144	746		Madison Square Garden Co/The (a)	7,499		452
TD Ameritrade Holding Corp	30,518	608					$16,411
Waddell & Reed Financial Inc	389,854	16,713
		$116,649		Environmental Control - 0.10%
				Republic Services Inc	23,711		808
Electric - 1.91%				Waste Management Inc	36,214		1,484
AES Corp/VA	84,336	1,169					$2,292
Alliant Energy Corp	14,591	781
Ameren Corp	31,904	1,156		Food - 1.74%
American Electric Power Co Inc	47,073	2,421		Campbell Soup Co	367,724		17,066
CMS Energy Corp	34,399	1,030		ConAgra Foods Inc	32,496		1,149
				Dean Foods Co (a)	3,428		66
Consolidated Edison Inc	28,475	1,812
Dominion Resources Inc/VA	44,703	2,757		General Mills Inc	18,467		931
DTE Energy Co	16,534	1,205		Hershey Co/The	101,775		9,074
Duke Energy Corp	55,049	4,140		HJ Heinz Co	15,852		1,148
Edison International	31,672	1,704		Hormel Foods Corp	7,582		313
Entergy Corp	13,861	987		Ingredion Inc	7,901		569
Exelon Corp	66,664	2,501		JM Smucker Co/The	11,928		1,231
FirstEnergy Corp	32,712	1,524		Kraft Foods Group Inc	43,821		2,256
Great Plains Energy Inc	17,914	432		Mondelez International Inc	131,458		4,134
Integrys Energy Group Inc	10,299	634		Safeway Inc	27,262		614
MDU Resources Group Inc	24,829	619		Sysco Corp	21,676		756
National Fuel Gas Co	9,531	598		Tyson Foods Inc	38,222		942

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Food (continued)				Insurance - 6.20%
WhiteWave Foods Co (a)	1,290	$22		ACE Ltd	33,909		$3,023
		$40,271		Aflac Inc	452,325		24,625
				Allied World Assurance Co Holdings AG	2,342		213
Forest Products & Paper - 0.09%				Allstate Corp/The	246,802		12,158
Domtar Corp	4,498	313		American Financial Group Inc/OH	10,459		505
International Paper Co	38,008	1,785		American International Group Inc (a)	422,226		17,489
		$2,098		American National Insurance Co	943		89
Gas - 0.28%				Aon PLC	29,903		1,805
AGL Resources Inc	15,431	677		Arch Capital Group Ltd (a)	167,816		8,904
Atmos Energy Corp	11,840	525		Aspen Insurance Holdings Ltd	9,391		359
CenterPoint Energy Inc	41,545	1,025		Assurant Inc	271,971		12,929
NiSource Inc	24,238	745		Axis Capital Holdings Ltd	13,599		607
Questar Corp	18,163	461		Berkshire Hathaway Inc - Class B (a)	139,294		14,810
Sempra Energy	23,426	1,941		Brown & Brown Inc	14,002		434
UGI Corp	14,763	605		Chubb Corp/The	116,424		10,253
Vectren Corp	10,779	405		Cincinnati Financial Corp	19,187		938
		$6,384		Everest Re Group Ltd	6,937		936
				Fidelity National Financial Inc	29,278		786
Hand & Machine Tools - 0.11%				Hartford Financial Services Group Inc	34,492		969
Kennametal Inc	10,532	421		HCC Insurance Holdings Inc	13,317		567
Regal-Beloit Corp	5,508	433		Lincoln National Corp	37,532		1,276
Snap-on Inc	6,125	528		Loews Corp	24,391		1,089
Stanley Black & Decker Inc	14,172	1,060		MetLife Inc	66,540		2,594
		$2,442		PartnerRe Ltd	8,053		760
Healthcare - Products - 1.14%				Progressive Corp/The	47,791		1,209
Baxter International Inc	108,604	7,588		Protective Life Corp	10,641		405
Becton Dickinson and Co	1,813	171		Prudential Financial Inc	36,540		2,208
Boston Scientific Corp (a)	106,200	796		Reinsurance Group of America Inc	9,700		607
CareFusion Corp (a)	29,168	975		RenaissanceRe Holdings Ltd	5,813		546
Covidien PLC	35,793	2,285		Torchmark Corp	12,281		762
DENTSPLY International Inc	10,331	438		Travelers Cos Inc/The	22,044		1,883
Medtronic Inc	91,005	4,248		Unum Group	35,470		989
Patterson Cos Inc	879	33		WR Berkley Corp	363,190		15,769
QIAGEN NV (a)	30,984	616		XL Group PLC	29,500		918
Sirona Dental Systems Inc (a)	5,956	438					$143,414
St Jude Medical Inc	168,935	6,964		Internet - 0.25%
Stryker Corp	10,752	705		AOL Inc	7,758		300
Zimmer Holdings Inc	14,809	1,132		Expedia Inc	4,319		241
		$26,389		IAC/InterActiveCorp	8,738		411
				Liberty Interactive Corp (a)	42,401		903
Healthcare - Services - 1.37%				Symantec Corp	59,056		1,435
Aetna Inc	30,653	1,761		VeriSign Inc (a)	1,670		77
Cigna Corp	26,945	1,783		Yahoo! Inc (a)	95,724		2,367
Community Health Systems Inc	11,948	544
Covance Inc (a)	6,835	510					$5,734
Coventry Health Care Inc	17,603	872		Iron & Steel - 0.38%
Health Management Associates Inc (a)	841,098	9,664		Cliffs Natural Resources Inc	280,291		5,981
Humana Inc	93,444	6,925		Commercial Metals Co	15,240		223
LifePoint Hospitals Inc (a)	6,419	308		Nucor Corp	27,550		1,202
Mednax Inc (a)	6,468	574		Reliance Steel & Aluminum Co	9,874		642
Quest Diagnostics Inc	18,407	1,037		Steel Dynamics Inc	22,581		340
UnitedHealth Group Inc	96,941	5,810		United States Steel Corp	18,906		337
WellPoint Inc	26,618	1,941					$8,725
		$31,729
				Leisure Products & Services - 0.05%
Home Builders - 0.12%				Carnival Corp	32,514		1,122
Lennar Corp	21,257	876
NVR Inc (a)	71	73
Pulte Group Inc (a)	45,015	945		Lodging - 0.00%
Thor Industries Inc	5,246	194		Marriott International Inc/DE	2,448		105
Toll Brothers Inc (a)	18,905	649
		$2,737		Machinery - Construction & Mining - 1.06%
Home Furnishings - 0.05%				Caterpillar Inc	127,306		10,779
Whirlpool Corp	10,159	1,161		Joy Global Inc	238,182		13,462
				Terex Corp (a)	14,500		415
							$24,656
Housewares - 0.04%
Newell Rubbermaid Inc	38,123	1,004		Machinery - Diversified - 0.12%
				AGCO Corp	12,782		681
				CNH Global NV	3,649		150
				Flowserve Corp	487		77

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Machinery - Diversified (continued)				Oil & Gas (continued)
Gardner Denver Inc	6,590	$495		Murphy Oil Corp	17,251		$1,071
IDEX Corp	8,905	463		Newfield Exploration Co (a)	475,560		10,362
Manitowoc Co Inc/The	4,119	77		Noble Energy Inc	10,821		1,226
Nordson Corp	610	42		Occidental Petroleum Corp	279,250		24,926
Xylem Inc/NY	21,715	603		Patterson-UTI Energy Inc	850,648		17,941
Zebra Technologies Corp (a)	5,751	268		Phillips 66	55,544		3,385
		$2,856		Royal Dutch Shell PLC - B shares ADR	92,900		6,484
				Tesoro Corp	18,449		985
Media - 2.53%				Ultra Petroleum Corp (a)	1,159,140		24,806
CBS Corp	47,650	2,181		Valero Energy Corp	49,119		1,981
Comcast Corp - Class A	124,658	5,148					$339,906
DISH Network Corp	5,874	230
Gannett Co Inc	30,887	623		Oil & Gas Services - 2.48%
John Wiley & Sons Inc	3,503	134		Baker Hughes Inc	38,952		1,768
Liberty Media Corp (a)	133,039	15,283		Halliburton Co	508,844		21,763
News Corp - Class A	121,723	3,770		MRC Global Inc (a)	1,153		35
Nielsen Holdings NV	12,002	416		National Oilwell Varco Inc	29,228		1,906
Starz - Liberty Capital (a)	144,018	3,367		RPC Inc	1,208,121		15,995
Thomson Reuters Corp	32,877	1,101		Superior Energy Services Inc (a)	576,069		15,894
Time Warner Cable Inc	80,500	7,558					$57,361
Time Warner Inc	85,038	5,084
Viacom Inc	116,200	7,436		Packaging & Containers - 0.15%
Walt Disney Co/The	100,070	6,288		Bemis Co Inc	13,556		534
				Crown Holdings Inc (a)	14,881		635
		$58,619		Greif Inc	4,132		199
Metal Fabrication & Hardware - 0.02%				Owens-Illinois Inc (a)	5,641		148
Timken Co	10,472	551		Packaging Corp of America	1,051		50
				Rock Tenn Co	8,218		823
				Sealed Air Corp	25,538		565
Mining - 1.43%				Sonoco Products Co	13,210		463
Freeport-McMoRan Copper & Gold Inc	591,992	18,014
Newmont Mining Corp	42,628	1,381					$3,417
Southern Copper Corp	413,652	13,788		Pharmaceuticals - 7.53%
		$33,183		Abbott Laboratories	10,756		397
				AbbVie Inc	10,763		496
Miscellaneous Manufacturing - 2.49%				AmerisourceBergen Corp	402,200		21,767
Carlisle Cos Inc	7,443	483
Crane Co	6,432	346		Cardinal Health Inc	20,923		925
				Eli Lilly & Co	221,789		12,283
Danaher Corp	33,820	2,061		Endo Health Solutions Inc (a)	492,237		18,035
Dover Corp	15,188	1,048		Express Scripts Holding Co (a)	214,600		12,741
Eaton Corp PLC	33,257	2,042		Forest Laboratories Inc (a)	20,789		778
General Electric Co	2,107,866	46,985		Johnson & Johnson	246,981		21,050
Illinois Tool Works Inc	2,969	192		Merck & Co Inc	622,309		29,249
Ingersoll-Rand PLC	7,070	380		Mylan Inc/PA (a)	269,320		7,839
ITT Corp	9,272	256		Omnicare Inc	13,756		602
Leggett & Platt Inc	18,434	594		Pfizer Inc	1,155,627		33,594
Parker Hannifin Corp	10,917	967		Salix Pharmaceuticals Ltd (a)	41,748		2,183
Pentair Ltd	16,438	893		Teva Pharmaceutical Industries Ltd ADR	321,800		12,322
Textron Inc	34,583	890
Trinity Industries Inc	10,557	446					$174,261
		$57,583		Pipelines - 0.07%
Office & Business Equipment - 0.05%				Spectra Energy Corp	51,047		1,610
Pitney Bowes Inc	8,596	118
Xerox Corp	113,549	974		Private Equity - 0.03%
		$1,092		American Capital Ltd (a)	41,551		629
Oil & Gas - 14.69%
Anadarko Petroleum Corp	39,077	3,312		Real Estate - 0.04%
Apache Corp	240,776	17,789		Forest City Enterprises Inc (a)	19,669		367
Atwood Oceanics Inc (a)	5,138	252		Jones Lang LaSalle Inc	5,757		570
Chesapeake Energy Corp	51,811	1,012					$937
Chevron Corp	559,606	68,277
ConocoPhillips	342,304	20,692		REITS - 4.08%
Denbury Resources Inc (a)	51,382	919		Alexandria Real Estate Equities Inc	8,169		594
Devon Energy Corp	174,630	9,616		American Campus Communities Inc	12,235		546
				American Capital Agency Corp	555,531		18,505
Diamond Offshore Drilling Inc	9,054	626		Annaly Capital Management Inc	1,470,843		23,445
Exxon Mobil Corp	826,693	73,567
Helmerich & Payne Inc	9,696	568		Apartment Investment & Management Co	623,914		19,410
				AvalonBay Communities Inc	10,307		1,371
Hess Corp	27,040	1,952		BioMed Realty Trust Inc	22,228		500
HollyFrontier Corp	419,081	20,723		Boston Properties Inc	11,219		1,228
Marathon Oil Corp	55,164	1,802
Marathon Petroleum Corp	327,109	25,632		Brandywine Realty Trust	18,867		282

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Retail (continued)
BRE Properties Inc	7,215	$364		Yum! Brands Inc	229,201		$15,613
Camden Property Trust	2,747	199					$142,692
CBL & Associates Properties Inc	19,532	471
Chimera Investment Corp	135,143	446		Savings & Loans - 0.04%
CommonWealth REIT	15,573	348		New York Community Bancorp Inc	57,756		782
Corporate Office Properties Trust	11,281	327		Washington Federal Inc	14,022		241
Corrections Corp of America	13,157	476					$1,023
DDR Corp	31,258	573		Semiconductors - 1.46%
Duke Realty Corp	42,232	745		Analog Devices Inc	21,353		939
Equity Residential	26,937	1,564		Applied Materials Inc	106,824		1,550
Extra Space Storage Inc	5,388	235		Avago Technologies Ltd	1,891		61
Federal Realty Investment Trust	1,810	212		Broadcom Corp	27,536		991
General Growth Properties Inc	41,292	938		Intel Corp	115,362		2,763
HCP Inc	37,886	2,019		KLA-Tencor Corp	22,000		1,194
Health Care REIT Inc	23,338	1,750		Lam Research Corp (a)	87,500		4,044
Home Properties Inc	3,137	202		Marvell Technology Group Ltd	57,670		621
Hospitality Properties Trust	18,381	541		Maxim Integrated Products Inc	19,212		594
Host Hotels & Resorts Inc	64,790	1,184		Micron Technology Inc (a)	77,422		729
Kilroy Realty Corp	9,071	513		NVIDIA Corp	81,355		1,120
Kimco Realty Corp	36,675	872		Qualcomm Inc	178,800		11,018
Liberty Property Trust	13,622	586		Teradyne Inc (a)	423,752		6,966
Macerich Co/The	17,425	1,221		Texas Instruments Inc	33,482		1,213
Mack-Cali Realty Corp	11,554	321					$33,803
MFA Financial Inc	46,906	435
Mid-America Apartment Communities Inc	303	21		Shipbuilding - 0.01%
National Retail Properties Inc	15,232	604		Huntington Ingalls Industries Inc	6,501		344
Piedmont Office Realty Trust Inc	22,717	466
Prologis Inc	36,014	1,511		Software - 3.15%
Rayonier Inc	3,355	199		Activision Blizzard Inc	55,704		833
Realty Income Corp	25,782	1,314		Adobe Systems Inc (a)	18,625		840
Regency Centers Corp	4,703	265		Akamai Technologies Inc (a)	1,804		79
Retail Properties of America Inc	11,182	171		CA Inc	43,976		1,186
Senior Housing Properties Trust	24,730	703		Compuware Corp	27,092		325
Simon Property Group Inc	6,338	1,129		Dun & Bradstreet Corp/The	1,751		155
Taubman Centers Inc	5,321	455		Fidelity National Information Services Inc	21,809		917
Ventas Inc	26,039	2,073		Fiserv Inc (a)	3,098		282
Vornado Realty Trust	16,727	1,465		Microsoft Corp	1,559,643		51,624
Weingarten Realty Investors	15,940	543		Oracle Corp	509,500		16,702
Weyerhaeuser Co	32,929	1,005					$72,943
		$94,347
				Telecommunications - 2.32%
Retail - 6.17%				Amdocs Ltd	22,189		792
Abercrombie & Fitch Co	10,467	519		AT&T Inc	576,076		21,580
Advance Auto Parts Inc	188,400	15,803		CenturyLink Inc	48,584		1,825
American Eagle Outfitters Inc	5,765	112		Cisco Systems Inc	647,682		13,549
AutoNation Inc (a)	2,143	98
				Corning Inc	118,707		1,721
Best Buy Co Inc	35,410	920		EchoStar Corp (a)	3,760		148
Chico's FAS Inc	6,572	120		Frontier Communications Corp	131,290		546
CVS Caremark Corp	108,876	6,334		Harris Corp	10,522		486
Darden Restaurants Inc	58,700	3,031		Juniper Networks Inc (a)	41,437		686
Dillard's Inc	3,874	319		Sprint Nextel Corp (a)	234,602		1,654
DSW Inc	264	17		Vodafone Group PLC ADR	181,900		5,565
Foot Locker Inc	15,858	553		Windstream Corp	612,428		5,218
GameStop Corp	16,357	571					$53,770
GNC Holdings Inc	143,000	6,482
Guess? Inc	8,053	223		Textiles - 0.05%
Kohl's Corp	16,743	788		Cintas Corp	7,573		340
Lowe's Cos Inc	86,575	3,326		Mohawk Industries Inc (a)	7,492		831
Macy's Inc	29,716	1,325					$1,171
Nordstrom Inc	143,082	8,097
PVH Corp	832	96		Toys, Games & Hobbies - 0.02%
Ross Stores Inc	317,237	20,960		Hasbro Inc	1,472		70
Sally Beauty Holdings Inc (a)	1,264	38		Mattel Inc	10,123		462
Sears Hometown and Outlet Stores Inc (a)	1,031	46					$532
Signet Jewelers Ltd	11,183	769		Transportation - 1.71%
Target Corp	55,292	3,901		Expeditors International of Washington Inc	2,688		97
TJX Cos Inc	456,961	22,286		FedEx Corp	26,127		2,456
Walgreen Co	547,754	27,120		Matson Inc	5,164		122
Wal-Mart Stores Inc	37,970	2,951		Norfolk Southern Corp	279,097		21,607
Williams-Sonoma Inc	5,100	274		United Parcel Service Inc	179,252		15,387
							$39,669

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Water- 0.55%
American Water Works Co Inc	291,365	$12,202
Aqua America Inc	16,208	515
		$12,717
TOTAL COMMON STOCKS		$2,206,046
	Maturity
REPURCHASE AGREEMENTS - 3.68%	Amount (000's)	Value (000's)

Banks- 3.68%
Investment in Joint Trading Account; Credit	$10,020	$10,020
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $10,220,270; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	36,072	36,072
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $36,792,975; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	21,042	21,041
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $21,462,568; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	18,036	18,036
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$18,396,488; 0.63%; dated 08/31/17)
		$85,169
TOTAL REPURCHASE AGREEMENTS		$85,169
Total Investments		$2,291,215
Other Assets in Excess of Liabilities, Net - 1.00%		$23,214
TOTAL NET ASSETS - 100.00%		$2,314,429

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.28%
Consumer, Non-cyclical		18.58%
Energy		17.24%
Consumer, Cyclical		9 .83%
Technology		8 .12%
Industrial		7 .42%
Communications		5 .13%
Basic Materials		4 .66%
Utilities		2 .74%
Other Assets in Excess of Liabilities, Net		1 .00%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2013	Long	1,329	$104,453	$105,802	$1,349
Total					$1,349

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2013 (unaudited)

COMMON STOCKS - 98.03%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Banks (continued)
Interpublic Group of Cos Inc/The	18,030	$250		SunTrust Banks Inc	16,610		$486
Lamar Advertising Co (a)	492	23		US Bancorp	58,447		1,945
		$273		Valley National Bancorp	9,144		82
				Wells Fargo & Co	581,269		22,076
Aerospace & Defense - 2.64%				Zions Bancorporation	8,540		210
Alliant Techsystems Inc	1,535	114					$110,454
Boeing Co/The	73,871	6,752
Exelis Inc	8,669	97		Beverages - 0.80%
General Dynamics Corp	87,621	6,480		Beam Inc	4,376		283
L-3 Communications Holdings Inc	4,182	340		Coca-Cola Enterprises Inc	8,409		308
Lockheed Martin Corp	1,318	131		PepsiCo Inc	71,800		5,922
Northrop Grumman Corp	7,441	564					$6,513
Raytheon Co	112,562	6,909
Triumph Group Inc	1,524	122		Biotechnology - 0.05%
				Bio-Rad Laboratories Inc (a)	939		112
		$21,509		Life Technologies Corp (a)	4,492		331
Agriculture - 2.29%							$443
Altria Group Inc	143,048	5,222
Archer-Daniels-Midland Co	18,290	621		Building Materials - 0.05%
Bunge Ltd	4,051	293		Martin Marietta Materials Inc	1,039		105
Imperial Tobacco Group PLC ADR	39,014	2,809		Vulcan Materials Co	6,001		299
Philip Morris International Inc	98,165	9,384					$404
Reynolds American Inc	6,069	288		Chemicals - 1.38%
		$18,617		Air Products & Chemicals Inc	6,525		567
Airlines - 0.08%				Albemarle Corp	1,805		111
Delta Air Lines Inc (a)	14,230	244		Ashland Inc	3,640		310
Southwest Airlines Co	27,204	373		Cabot Corp	2,943		110
		$617		CF Industries Holdings Inc	1,576		294
				Cytec Industries Inc	2,135		155
Automobile Manufacturers - 0.72%				Dow Chemical Co/The	127,083		4,310
Ford Motor Co	118,751	1,628		Eastman Chemical Co	1,272		85
General Motors Co (a)	119,363	3,681		EI du Pont de Nemours & Co	70,018		3,817
Oshkosh Corp (a)	4,250	167		Huntsman Corp	8,867		167
PACCAR Inc	7,669	382		Intrepid Potash Inc	1,305		24
		$5,858		LyondellBasell Industries NV	9,188		558
				Mosaic Co/The	9,151		564
Automobile Parts & Equipment - 0.17%				RPM International Inc	3,732		121
Johnson Controls Inc	18,893	662		Westlake Chemical Corp	713		59
Lear Corp	4,623	267		WR Grace & Co (a)	295		23
TRW Automotive Holdings Corp (a)	4,667	280
Visteon Corp (a)	2,288	135					$11,275
WABCO Holdings Inc (a)	212	15		Commercial Services - 0.91%
		$1,359		Aaron's Inc	842		24
				ADT Corp/The	7,262		317
Banks - 13.56%				Booz Allen Hamilton Holding Corp	1,141		17
Bank of America Corp	1,155,654	14,226		CoreLogic Inc/United States (a)	4,516		123
Bank of New York Mellon Corp/The	33,120	935		DeVry Inc	3,030		85
BankUnited Inc	1,713	43		Equifax Inc	98,455		6,026
BB&T Corp	21,561	663		Genpact Ltd	1,160		22
BOK Financial Corp	1,194	75		H&R Block Inc	4,749		132
Capital One Financial Corp	237,200	13,706		KAR Auction Services Inc	1,342		30
CapitalSource Inc	9,808	88		Manpowergroup Inc	3,718		198
CIT Group Inc (a)	129,900	5,522
				Paychex Inc	1,022		37
Citigroup Inc	211,612	9,874		Service Corp International/US	10,076		170
Comerica Inc	9,124	331		Total System Services Inc	1,069		25
Commerce Bancshares Inc/MO	3,652	147		Towers Watson & Co	2,817		205
East West Bancorp Inc	6,712	163					$7,411
Fifth Third Bancorp	28,392	484
First Citizens BancShares Inc/NC	221	41		Computers - 1.85%
First Horizon National Corp	11,720	122		Accenture PLC - Class A	71,600		5,831
First Republic Bank/CA	4,726	180		Brocade Communications Systems Inc (a)	21,241		124
Goldman Sachs Group Inc/The	16,805	2,455		Computer Sciences Corp	7,199		337
Huntington Bancshares Inc/OH	40,088	287		Dell Inc	46,703		626
JP Morgan Chase & Co	402,828	19,742		DST Systems Inc	1,296		90
KeyCorp	29,409	293		EMC Corp/MA (a)	122,600		2,750
M&T Bank Corp	3,903	391		Hewlett-Packard Co	62,625		1,290
Morgan Stanley	42,786	948		International Business Machines Corp	13,752		2,785
Northern Trust Corp	5,985	323		Lexmark International Inc	2,993		91
PNC Financial Services Group Inc/The	117,772	7,994		NetApp Inc	5,537		193
Popular Inc (a)	4,770	136		SanDisk Corp (a)	6,768		355
Regions Financial Corp	43,595	370		Synopsys Inc (a)	6,608		235
State Street Corp	104,606	6,116

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electrical Components & Equipment - 0.71%
Western Digital Corp	6,105	$337		Emerson Electric Co	98,822		$5,485
		$15,044		General Cable Corp	2,164		75
				Hubbell Inc	473		45
Consumer Products - 0.13%				Molex Inc	6,404		177
Avery Dennison Corp	4,802	199					$5,782
Church & Dwight Co Inc	2,466	158
Clorox Co/The	3,964	342		Electronics - 1.76%
Jarden Corp (a)	4,276	192		Avnet Inc (a)	6,360		208
Kimberly-Clark Corp	1,926	199		AVX Corp	2,224		25
		$1,090		FLIR Systems Inc	1,281		31
				Garmin Ltd	4,689		164
Cosmetics & Personal Care - 1.53%				Honeywell International Inc	162,217		11,930
Colgate-Palmolive Co	51,036	6,094		Itron Inc (a)	1,855		74
Procter & Gamble Co/The	82,532	6,336		Jabil Circuit Inc	7,026		125
		$12,430		PerkinElmer Inc	5,283		162
Distribution & Wholesale - 0.41%				Tech Data Corp (a)	1,748		82
Arrow Electronics Inc (a)	4,912	193		Thermo Fisher Scientific Inc	12,313		993
Genuine Parts Co	39,800	3,038		Tyco International Ltd	14,524		467
WESCO International Inc (a)	2,022	145		Vishay Intertechnology Inc (a)	6,137		86
		$3,376					$14,347
Diversified Financial Services - 2.82%				Engineering & Construction - 0.11%
Affiliated Managers Group Inc (a)	603	94		AECOM Technology Corp (a)	4,852		141
American Express Co	130,431	8,923		Engility Holdings Inc (a)	755		18
Ameriprise Financial Inc	44,759	3,336		Fluor Corp	1,984		113
BlackRock Inc	2,138	570		Jacobs Engineering Group Inc (a)	5,984		302
CBOE Holdings Inc	543	20		KBR Inc	6,880		207
Charles Schwab Corp/The	29,845	506		URS Corp	3,510		154
CME Group Inc/IL	9,230	562					$935
Discover Financial Services	17,962	786		Entertainment - 0.03%
Federated Investors Inc	705	16		Dolby Laboratories Inc	929		30
Franklin Resources Inc	3,859	597		International Game Technology	5,534		94
Invesco Ltd	12,444	395		Madison Square Garden Co/The (a)	2,651		160
NYSE Euronext	7,052	274					$284
Raymond James Financial Inc	5,275	218
SLM Corp	311,173	6,425		Environmental Control - 0.10%
TD Ameritrade Holding Corp	10,756	214		Republic Services Inc	8,419		287
		$22,936		Waste Management Inc	12,858		527
Electric - 3.75%							$814
AES Corp/VA	29,753	412		Food - 2.21%
Alliant Energy Corp	5,147	275		ConAgra Foods Inc	11,533		408
American Electric Power Co Inc	132,590	6,819		General Mills Inc	122,317		6,168
CMS Energy Corp	12,130	363		HJ Heinz Co	5,592		405
Consolidated Edison Inc	9,670	615		Ingredion Inc	2,785		200
Dominion Resources Inc/VA	18,867	1,164		JM Smucker Co/The	3,639		376
DTE Energy Co	5,618	409		Kraft Foods Group Inc	15,559		801
Duke Energy Corp	19,544	1,470		McCormick & Co Inc/MD	76,600		5,511
Edison International	10,757	579		Mondelez International Inc	46,678		1,468
Entergy Corp	49,854	3,552		Safeway Inc	9,609		216
Exelon Corp	23,671	888		Sysco Corp	69,466		2,421
FirstEnergy Corp	11,616	541					$17,974
Great Plains Energy Inc	6,327	153
Integrys Energy Group Inc	3,631	223		Forest Products & Paper - 0.09%
National Fuel Gas Co	3,358	211		Domtar Corp	1,589		110
NextEra Energy Inc	84,972	6,971		International Paper Co	13,493		634
Northeast Utilities	8,708	395					$744
NRG Energy Inc	14,914	416		Gas - 0.28%
NV Energy Inc	10,952	237		AGL Resources Inc	5,438		239
OGE Energy Corp	4,575	331		Atmos Energy Corp	4,178		185
PG&E Corp	11,730	568		CenterPoint Energy Inc	14,109		348
Pinnacle West Capital Corp	5,076	309		NiSource Inc	10,227		314
PPL Corp	19,147	639		Questar Corp	6,412		163
Public Service Enterprise Group Inc	16,705	612		Sempra Energy	7,958		659
Southern Co/The	24,124	1,163		UGI Corp	5,213		214
TECO Energy Inc	10,007	191		Vectren Corp	3,803		143
Westar Energy Inc	5,854	205					$2,265
Wisconsin Energy Corp	7,607	342
Xcel Energy Inc	16,075	511		Hand & Machine Tools - 0.71%
		$30,564		Kennametal Inc	3,716		149
				Regal-Beloit Corp	1,941		153
				Snap-on Inc	2,158		186

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Hand & Machine Tools (continued)				Insurance (continued)
Stanley Black & Decker Inc	71,203	$5,326		HCC Insurance Holdings Inc	4,693		$200
		$5,814		Lincoln National Corp	10,304		350
				Loews Corp	8,662		387
Healthcare - Products - 3.44%				Marsh & McLennan Cos Inc	5,271		200
Baxter International Inc	138,375	9,669		MetLife Inc	99,725		3,888
Becton Dickinson and Co	638	60		PartnerRe Ltd	2,840		268
Boston Scientific Corp (a)	37,689	282
CareFusion Corp (a)	10,287	344		ProAssurance Corp	2,842		139
				Progressive Corp/The	16,976		429
Covidien PLC	103,625	6,615		Protective Life Corp	3,753		143
DENTSPLY International Inc	3,639	154		Prudential Financial Inc	12,972		784
Henry Schein Inc (a)	1,800	163
				Reinsurance Group of America Inc	3,417		214
Medtronic Inc	204,702	9,555		Torchmark Corp	4,328		269
Patterson Cos Inc	315	12		Travelers Cos Inc/The	7,949		679
QIAGEN NV (a)	10,929	217
Sirona Dental Systems Inc (a)	2,104	155		Unum Group	12,515		349
				Validus Holdings Ltd	4,110		159
St Jude Medical Inc	3,000	124		WR Berkley Corp	5,142		223
Stryker Corp	3,793	249		XL Group PLC	91,907		2,862
Zimmer Holdings Inc	5,315	406					$44,768
		$28,005
				Internet - 0.25%
Healthcare - Services - 2.67%				AOL Inc	2,742		106
Aetna Inc	9,107	523		Expedia Inc	1,518		85
Cigna Corp	9,666	640		IAC/InterActiveCorp	3,088		145
Community Health Systems Inc	4,215	192		Liberty Interactive Corp (a)	13,294		283
Covance Inc (a)	2,407	179
				Symantec Corp	20,971		510
Coventry Health Care Inc	6,207	308		VeriSign Inc (a)	585		27
DaVita HealthCare Partners Inc (a)	46,700	5,541
				Yahoo! Inc (a)	33,987		840
HCA Holdings Inc	2,697	108					$1,996
Health Management Associates Inc (a)	11,894	137
Humana Inc	5,470	405		Iron & Steel - 0.14%
LifePoint Hospitals Inc (a)	2,262	109		Cliffs Natural Resources Inc	7,398		158
Quest Diagnostics Inc	6,486	365		Commercial Metals Co	5,365		78
UnitedHealth Group Inc	122,077	7,316		Nucor Corp	9,783		427
WellPoint Inc	81,352	5,932		Reliance Steel & Aluminum Co	3,486		227
		$21,755		Steel Dynamics Inc	7,966		120
				United States Steel Corp	6,667		118
Home Builders - 0.12%							$1,128
Lennar Corp	7,500	309
NVR Inc (a)	25	26		Leisure Products & Services - 0.79%
Pulte Group Inc (a)	15,864	333		Carnival Corp	186,039		6,420
Thor Industries Inc	1,845	68
Toll Brothers Inc (a)	6,670	229
				Lodging - 0.00%
		$965		Marriott International Inc/DE	867		37
Home Furnishings - 0.05%
Whirlpool Corp	3,583	409		Machinery - Construction & Mining - 0.02%
				Terex Corp (a)	5,116		146
Housewares - 0.04%
Newell Rubbermaid Inc	13,450	354		Machinery - Diversified - 0.12%
				AGCO Corp	4,506		240
Insurance - 5.50%				CNH Global NV	1,293		53
ACE Ltd	74,886	6,676		Flowserve Corp	171		27
Aflac Inc	16,878	919		Gardner Denver Inc	2,322		174
Allied World Assurance Co Holdings AG	825	75		IDEX Corp	3,140		164
Allstate Corp/The	17,710	872		Nordson Corp	219		15
American Financial Group Inc/OH	3,688	178		Xylem Inc/NY	7,668		213
American International Group Inc (a)	228,006	9,444		Zebra Technologies Corp (a)	2,023		94
American National Insurance Co	335	32					$980
Aon PLC	8,293	500
Arch Capital Group Ltd (a)	5,575	296		Media - 3.24%
				CBS Corp	17,028		780
Aspen Insurance Holdings Ltd	3,313	127		Comcast Corp - Class A	179,340		7,407
Assurant Inc	3,757	179
Axis Capital Holdings Ltd	4,796	214		Gannett Co Inc	10,903		220
Berkshire Hathaway Inc - Class B (a)	49,456	5,258		John Wiley & Sons Inc	1,238		47
				Liberty Media Corp (a)	2,817		324
Brown & Brown Inc	4,939	153
Chubb Corp/The	9,745	858		News Corp - Class A	43,491		1,347
				Thomson Reuters Corp	10,309		345
Cincinnati Financial Corp	6,773	331		Time Warner Inc	83,085		4,966
CNA Financial Corp	1,223	41
Everest Re Group Ltd	2,446	330		Viacom Inc	89,000		5,695
Fidelity National Financial Inc	10,326	277		Walt Disney Co/The	83,358		5,238
Hartford Financial Services Group Inc	230,147	6,465					$26,369

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Metal Fabrication & Hardware - 0.02%				Packaging & Containers - 0.51%
Timken Co	3,697	$194		Bemis Co Inc	4,776		$188
				Crown Holdings Inc (a)	5,247		224
				Greif Inc	1,455		70
Mining - 0.18%				Owens-Illinois Inc (a)	1,988		52
Freeport-McMoRan Copper & Gold Inc	29,284	891		Packaging Corp of America	371		18
Newmont Mining Corp	15,140	491
Southern Copper Corp	1,898	63		Rock Tenn Co	32,702		3,275
				Sealed Air Corp	8,997		199
		$1,445		Sonoco Products Co	4,663		163
Miscellaneous Manufacturing - 2.95%							$4,189
3M Co	3,249	340
Aptargroup Inc	2,048	115		Pharmaceuticals - 9.54%
Carlisle Cos Inc	2,624	170		Abbott Laboratories	167,997		6,202
				AbbVie Inc	3,793		175
Crane Co	2,265	122		Cardinal Health Inc	137,180		6,066
Danaher Corp	12,006	732		Eli Lilly & Co	21,849		1,210
Dover Corp	5,394	372		Forest Laboratories Inc (a)	7,376		276
Eaton Corp PLC	11,803	725		Johnson & Johnson	214,040		18,243
General Electric Co	559,845	12,478		Merck & Co Inc	207,980		9,775
Illinois Tool Works Inc	115,034	7,427		Mylan Inc/PA (a)	1,526		44
Ingersoll-Rand PLC	2,492	134
ITT Corp	3,268	90		Novartis AG ADR	76,400		5,635
Leggett & Platt Inc	6,503	210		Omnicare Inc	4,854		213
Parker Hannifin Corp	3,851	341		Pfizer Inc	664,994		19,331
				Sanofi ADR	80,404		4,290
Pentair Ltd	5,833	317		Teva Pharmaceutical Industries Ltd ADR	162,293		6,214
Textron Inc	12,198	314
Trinity Industries Inc	3,718	157					$77,674
		$24,044		Pipelines - 0.07%
Office & Business Equipment - 0.05%				Spectra Energy Corp	18,125		572
Pitney Bowes Inc	3,026	41
Xerox Corp	40,294	346		Private Equity - 0.03%
		$387		American Capital Ltd (a)	14,633		221
Oil & Gas - 12.07%
Anadarko Petroleum Corp	79,374	6,728		Real Estate - 0.02%
Apache Corp	12,399	916		Jones Lang LaSalle Inc	2,029		201
Atwood Oceanics Inc (a)	1,813	89
BP PLC ADR	164,403	7,168		REITS - 2.23%
Chesapeake Energy Corp	18,390	359		Alexandria Real Estate Equities Inc	2,878		209
Chevron Corp	123,641	15,085		American Campus Communities Inc	4,323		193
ConocoPhillips	145,133	8,773		American Capital Agency Corp	11,007		367
Denbury Resources Inc (a)	18,108	324
				Annaly Capital Management Inc	27,068		431
Devon Energy Corp	11,231	618		Apartment Investment & Management Co	1,906		59
Diamond Offshore Drilling Inc	3,191	221		AvalonBay Communities Inc	3,663		487
Energen Corp	3,347	159		BioMed Realty Trust Inc	7,842		177
EQT Corp	41,400	3,110		Boston Properties Inc	3,986		436
Exxon Mobil Corp	210,940	18,772		Brandywine Realty Trust	6,650		99
Helmerich & Payne Inc	3,423	201		BRE Properties Inc	2,546		129
Hess Corp	9,654	697		Camden Property Trust	966		70
HollyFrontier Corp	6,559	324		CBL & Associates Properties Inc	6,893		166
Marathon Oil Corp	286,808	9,371		Chimera Investment Corp	47,625		157
Marathon Petroleum Corp	10,807	847		Corporate Office Properties Trust	3,983		116
Murphy Oil Corp	6,160	382		Corrections Corp of America	4,640		168
Noble Energy Inc	3,841	435		DDR Corp	11,015		202
Occidental Petroleum Corp	191,719	17,113		Duke Realty Corp	14,879		263
Patterson-UTI Energy Inc	6,764	143		Equity Residential	9,572		556
Phillips 66	81,385	4,960		Extra Space Storage Inc	1,898		83
Plains Exploration & Production Co (a)	5,980	270
Rowan Cos PLC (a)	5,757	187		Federal Realty Investment Trust	636		74
				General Growth Properties Inc	14,663		333
Tesoro Corp	6,506	347		HCP Inc	13,459		717
Valero Energy Corp	17,540	707		Health Care REIT Inc	8,291		622
		$98,306		Home Properties Inc	1,104		71
Oil & Gas Services - 0.29%				Hospitality Properties Trust	6,484		191
Baker Hughes Inc	13,910	631		Host Hotels & Resorts Inc	23,033		421
Halliburton Co	19,937	853		Kilroy Realty Corp	3,197		181
MRC Global Inc (a)	412	12		Kimco Realty Corp	13,028		310
National Oilwell Varco Inc	10,438	681		Liberty Property Trust	4,805		207
RPC Inc	356	5		Macerich Co/The	6,145		430
Superior Energy Services Inc (a)	7,307	202		Mack-Cali Realty Corp	4,070		113
		$2,384		Mid-America Apartment Communities Inc	105		7
				National Retail Properties Inc	5,365		213
				Piedmont Office Realty Trust Inc	8,005		164

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Software (continued)
Post Properties Inc	1,480	$73		Akamai Technologies Inc (a)	628		$28
Prologis Inc	12,786	536		CA Inc	15,519		418
Rayonier Inc	1,182	70		Compuware Corp	9,556		115
Realty Income Corp	9,094	464		Dun & Bradstreet Corp/The	619		55
Regency Centers Corp	1,662	94		Fidelity National Information Services Inc	7,743		326
Retail Properties of America Inc	3,938	60		Fiserv Inc (a)	1,095		100
Senior Housing Properties Trust	8,724	248		Microsoft Corp	489,610		16,206
Simon Property Group Inc	2,234	398		Oracle Corp	168,800		5,533
Taubman Centers Inc	1,879	161					$23,379
UDR Inc	11,475	282
Ventas Inc	78,755	6,271		Telecommunications - 3.52%
Vornado Realty Trust	5,945	521		Amdocs Ltd	7,821		279
Weingarten Realty Investors	5,617	191		AT&T Inc	362,783		13,590
Weyerhaeuser Co	11,698	357		CenturyLink Inc	17,254		648
		$18,148		Cisco Systems Inc	302,158		6,321
				Corning Inc	42,140		611
Retail - 4.82%				EchoStar Corp (a)	1,321		52
Abercrombie & Fitch Co	3,688	183		Frontier Communications Corp	46,291		193
Advance Auto Parts Inc	69,180	5,803		Harris Corp	3,712		172
American Eagle Outfitters Inc	2,039	40		Juniper Networks Inc (a)	14,701		243
AutoNation Inc (a)	760	35		MetroPCS Communications Inc (a)	14,078		167
Best Buy Co Inc	12,490	325		Sprint Nextel Corp (a)	83,287		587
Chico's FAS Inc	2,314	42		Verizon Communications Inc	105,502		5,688
CVS Caremark Corp	137,951	8,026		Windstream Corp	11,070		94
Dillard's Inc	1,368	113					$28,645
DSW Inc	97	6
Foot Locker Inc	5,588	195		Textiles - 0.05%
GameStop Corp	5,769	201		Cintas Corp	2,666		120
				Mohawk Industries Inc (a)	2,643		293
Guess? Inc	2,845	79
Kohl's Corp	5,944	280					$413
Lowe's Cos Inc	30,934	1,188		Toys, Games & Hobbies - 0.02%
Macy's Inc	10,618	473		Hasbro Inc	520		25
PVH Corp	293	34		Mattel Inc	3,572		163
Sally Beauty Holdings Inc (a)	445	13					$188
Sears Hometown and Outlet Stores Inc (a)	363	16
Signet Jewelers Ltd	3,946	271		Transportation - 0.99%
Staples Inc	21,817	289		CSX Corp	15,570		383
Target Corp	176,272	12,437		Expeditors International of Washington Inc	944		34
Walgreen Co	165,143	8,176		FedEx Corp	9,275		872
Wal-Mart Stores Inc	11,588	901		Norfolk Southern Corp	10,224		791
Williams-Sonoma Inc	1,799	97		Union Pacific Corp	40,302		5,963
		$39,223					$8,043
Savings & Loans - 0.05%				Water- 0.06%
New York Community Bancorp Inc	20,353	276		American Water Works Co Inc	8,172		342
TFS Financial Corp (a)	3,736	40		Aqua America Inc	5,727		182
Washington Federal Inc	4,949	85					$524
		$401		TOTAL COMMON STOCKS			$798,532
					Maturity
Semiconductors - 2.13%				REPURCHASE AGREEMENTS - 1.60%	Amount (000's)	Value	(000	's)
Analog Devices Inc	7,582	334
Applied Materials Inc	37,935	550		Banks- 1.60%
Avago Technologies Ltd	663	21		Investment in Joint Trading Account; Credit	$1,531		$1,531
Broadcom Corp	9,709	350		Suisse Repurchase Agreement; 0.14%
Fairchild Semiconductor International Inc (a)	5,913	76		dated 04/30/2013 maturing 05/01/2013
Intel Corp	148,309	3,552		(collateralized by US Government
KLA-Tencor Corp	7,761	421		Securities; $1,561,274; 4.50% - 4.63%;
Marvell Technology Group Ltd	20,333	219		dated 02/15/36 - 02/15/40)
Maxim Integrated Products Inc	6,774	209		Investment in Joint Trading Account; Deutsche	5,510		5,510
Micron Technology Inc (a)	27,489	259		Bank Repurchase Agreement; 0.15% dated
NVIDIA Corp	28,692	395		04/30/2013 maturing 05/01/2013
Qualcomm Inc	90,488	5,576		(collateralized by US Government
Teradyne Inc (a)	7,614	125		Securities; $5,620,587; 0.00% - 7.25%;
Texas Instruments Inc	145,770	5,279		dated 07/12/13 - 12/27/32)
		$17,366		Investment in Joint Trading Account; JP	3,214		3,215
				Morgan Repurchase Agreement; 0.14%
Shipbuilding - 0.01%				dated 04/30/2013 maturing 05/01/2013
Huntington Ingalls Industries Inc	2,293	121		(collateralized by US Government
				Securities; $3,278,675; 0.00% - 8.88%;
Software - 2.87%				dated 06/15/15 - 04/15/30)
Activision Blizzard Inc	19,632	293
Adobe Systems Inc (a)	6,769	305
See accompanying notes				280

Schedule of Investments LargeCap Value Fund III April 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$2,755	$2,755
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$2,810,293; 0.63%; dated 08/31/17)
		$13,011
TOTAL REPURCHASE AGREEMENTS		$13,011
Total Investments		$811,543
Other Assets in Excess of Liabilities, Net - 0.37%		$3,005
TOTAL NET ASSETS - 100.00%		$814,548

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.81%
Consumer, Non-cyclical		23.57%
Energy		12.43%
Industrial		10.70%
Consumer, Cyclical		7 .30%
Communications		7 .04%
Technology		6 .90%
Utilities		4 .09%
Basic Materials		1 .79%
Other Assets in Excess of Liabilities, Net		0 .37%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2013	Long	218	$16,917	$17,355	$438
Total					$438

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 98.55%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 1.43%				Holding Companies - Diversified - 1.87%
Lamar Advertising Co (a)	1,665,675	$77,987		Leucadia National Corp	3,298,818		$101,900
Banks - 2.48%				Insurance - 12.85%
BankUnited Inc	408,845	10,364		Alleghany Corp (a)	81,625		32,139
CIT Group Inc (a)	1,516,521	64,467		Aon PLC	1,393,347		84,089
M&T Bank Corp	605,193	60,641		Arch Capital Group Ltd (a)	956,264		50,739
		$135,472		Brown & Brown Inc	2,621,550		81,242
				Fairfax Financial Holdings Ltd	67,155		26,940
Beverages - 2.18%				Loews Corp	2,966,068		132,494
Beam Inc	843,275	54,568		Markel Corp (a)	252,963		135,651
Crimson Wine Group Ltd (a)	64,162	578
DE Master Blenders 1753 NV (a)	448,900	7,131		Marsh & McLennan Cos Inc	1,222,039		46,450
				Progressive Corp/The	2,203,398		55,724
Molson Coors Brewing Co	1,103,788	56,956		White Mountains Insurance Group Ltd	97,370		56,310
		$119,233					$701,778
Building Materials - 0.73%				Internet - 4.04%
Martin Marietta Materials Inc	395,877	39,980		Liberty Interactive Corp (a)	4,364,626		92,923
				Liberty Ventures (a)	349,743		25,696
Chemicals - 2.70%				VeriSign Inc (a)	2,215,478		102,067
Airgas Inc	673,299	65,074					$220,686
Ashland Inc	610,804	52,047
Ecolab Inc	360,887	30,538		Lodging - 0.73%
		$147,659		Wynn Resorts Ltd	289,460		39,743
Commercial Services - 6.09%				Media - 8.49%
ADT Corp/The	1,434,781	62,614		Discovery Communications Inc - C Shares (a)	1,575,988		111,722
Ascent Capital Group Inc (a)	488,235	32,463
				FactSet Research Systems Inc	257,974		24,268
Iron Mountain Inc	897,050	33,962		Liberty Global Inc - A Shares (a)	836,220		60,517
KAR Auction Services Inc	1,412,058	31,588		Liberty Global Inc - B Shares (a)	814,831		55,123
Live Nation Entertainment Inc (a)	1,668,495	21,073
				Liberty Media Corp (a)	1,538,894		176,788
Macquarie Infrastructure Co LLC	664,033	38,700		Starz - Liberty Capital (a)	1,245,761		29,126
McGraw-Hill Cos Inc/The	676,777	36,620		Tribune Co (a)	111,524		6,329
Moody's Corp	1,247,192	75,892					$463,873
		$332,912
				Mining - 1.05%
Computers - 0.57%				Franco-Nevada Corp	1,320,098		57,471
MICROS Systems Inc (a)	734,401	31,146
				Miscellaneous Manufacturing - 0.37%
Distribution & Wholesale - 1.48%				Donaldson Co Inc	555,945		20,225
Fastenal Co	669,445	32,836
WW Grainger Inc	194,629	47,970
		$80,806		Oil & Gas - 3.19%
				Cimarex Energy Co	542,263		39,683
Diversified Financial Services - 2.86%				EOG Resources Inc	418,348		50,687
Charles Schwab Corp/The	4,169,014	70,707		Hess Corp	787,056		56,810
LPL Financial Holdings Inc	1,503,655	51,966		Nabors Industries Ltd	1,816,455		26,865
SLM Corp	1,630,620	33,672					$174,045
		$156,345
				Pharmaceuticals - 1.76%
Electric - 1.71%				Mead Johnson Nutrition Co	242,324		19,650
Brookfield Infrastructure Partners LP	854,740	33,036		Valeant Pharmaceuticals International Inc (a)	1,002,149		76,244
Calpine Corp (a)	1,723,200	37,445
							$95,894
National Fuel Gas Co	363,729	22,813
		$93,294		Pipelines - 4.33%
				Kinder Morgan Inc/DE	2,444,057		95,562
Electronics - 2.88%				Kinder Morgan Inc/DE - Warrants (a)	827,427		4,609
Gentex Corp/MI	2,767,483	62,268		Williams Cos Inc/The	3,575,997		136,353
Sensata Technologies Holding NV (a)	1,182,239	39,546
							$236,524
Tyco International Ltd	1,730,689	55,590
		$157,404		Private Equity - 0.82%
				Onex Corp	908,884		44,913
Healthcare - Products - 3.27%
Becton Dickinson and Co	723,220	68,200
CR Bard Inc	601,711	59,786		Real Estate - 5.71%
DENTSPLY International Inc	1,199,112	50,782		Brookfield Asset Management Inc	4,491,782		173,338
		$178,768		Brookfield Property Partners LP	253,852		5,605
				CBRE Group Inc (a)	1,984,417		48,062
Healthcare - Services - 2.04%				Forest City Enterprises Inc (a)	3,084,462		57,587
Laboratory Corp of America Holdings (a)	1,196,405	111,696		Howard Hughes Corp/The (a)	287,751		27,158
							$311,750
				REITS - 1.61%
				General Growth Properties Inc	2,719,481		61,787

See accompanying notes

Schedule of Investments
MidCap Fund
April 30, 2013 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
REITS (continued)				Financial	27.05%
Vornado Realty Trust	301,906	$26,435		Communications	18.45%
		$88,222		Consumer, Non-cyclical	15.34%
				Consumer, Cyclical	14.58%
Retail - 11.32%				Energy	7 .52%
AutoZone Inc (a)	177,731	72,708
				Technology	4 .52%
Burger King Worldwide Inc	3,282,859	59,223		Industrial	4 .48%
CarMax Inc (a)	1,157,259	53,280
Copart Inc (a)	1,997,494	70,412		Basic Materials	3 .75%
Dollar General Corp (a)	1,249,291	65,075		Diversified	1 .87%
O'Reilly Automotive Inc (a)	1,568,311	168,311		Utilities	1 .71%
				Other Assets in Excess of Liabilities, Net	0 .73%
TJX Cos Inc	2,656,759	129,570		TOTAL NET ASSETS	100.00%
		$618,579

Semiconductors - 1.38%
Microchip Technology Inc	2,071,803	75,455

Software - 2.57%
Fidelity National Information Services Inc	1,749,121	73,551
Intuit Inc	1,122,066	66,920
		$140,471

Telecommunications - 4.49%
Crown Castle International Corp (a)	982,531	75,655
EchoStar Corp (a)	1,115,810	43,818
Motorola Solutions Inc	1,583,811	90,594
SBA Communications Corp (a)	449,008	35,467
		$245,534

Textiles - 1.05%
Mohawk Industries Inc (a)	518,868	57,532

Transportation - 0.50%
Expeditors International of Washington Inc	755,641	27,150

TOTAL COMMON STOCKS		$5,384,447
	Maturity
REPURCHASE AGREEMENTS - 0.72%	Amount (000's)	Value(000	's)

Banks- 0.72%
Investment in Joint Trading Account; Credit	$4,618	$4,618
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $4,710,479; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	16,625	16,625
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $16,957,724; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	9,698	9,698
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $9,892,006; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	8,313	8,313
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$8,478,862; 0.63%; dated 08/31/17)
		$39,254
TOTAL REPURCHASE AGREEMENTS		$39,254
Total Investments		$5,423,701
Other Assets in Excess of Liabilities, Net - 0.73%		$39,618
TOTAL NET ASSETS - 100.00%		$5,463,319

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
MidCap Growth Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 97.57%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Airlines - 1.30%				Home Furnishings - 1.28%
Southwest Airlines Co	105,375	$1,444		Whirlpool Corp	12,415		$1,419
Apparel - 2.58%				Housewares - 2.13%
Coach Inc	9,600	565		Newell Rubbermaid Inc	89,580		2,360
Michael Kors Holdings Ltd (a)	40,309	2,295
		$2,860		Insurance - 1.50%
Biotechnology - 3.37%				Arthur J Gallagher & Co	39,100		1,660
Alexion Pharmaceuticals Inc (a)	11,945	1,171
Illumina Inc (a)	21,300	1,378
Vertex Pharmaceuticals Inc (a)	15,400	1,183		Internet - 6.98%
				Expedia Inc	18,845		1,053
		$3,732		IAC/InterActiveCorp	24,077		1,133
Building Materials - 3.68%				LinkedIn Corp (a)	11,105		2,133
USG Corp (a)	63,010	1,638		Netflix Inc (a)	5,145		1,112
Vulcan Materials Co	48,869	2,437		Symantec Corp	94,945		2,307
		$4,075					$7,738
Chemicals - 2.65%				Leisure Products & Services - 1.61%
Axiall Corp	34,091	1,788		Harley-Davidson Inc	32,545		1,779
Westlake Chemical Corp	13,730	1,142
		$2,930		Lodging - 1.36%
				Melco Crown Entertainment Ltd ADR(a)	61,395		1,511
Commercial Services - 7.61%
Alliance Data Systems Corp (a)	6,587	1,132
Hertz Global Holdings Inc (a)	91,113	2,194		Machinery - Diversified - 0.66%
Quanta Services Inc (a)	87,460	2,403		Cummins Inc	6,880		732
Towers Watson & Co	37,095	2,705
		$8,434
				Miscellaneous Manufacturing - 1.61%
Computers - 2.92%				Pentair Ltd	32,875		1,787
Computer Sciences Corp	33,830	1,585
SanDisk Corp (a)	31,500	1,652
				Oil & Gas - 2.73%
		$3,237		Cobalt International Energy Inc (a)	55,240		1,543
Consumer Products - 1.90%				Pioneer Natural Resources Co	12,100		1,479
Avery Dennison Corp	50,765	2,104					$3,022
				Packaging & Containers - 2.01%
Distribution & Wholesale - 0.49%				Sealed Air Corp	100,770		2,229
WW Grainger Inc	2,200	542
				Pharmaceuticals - 3.07%
Diversified Financial Services - 3.82%				Actavis Inc (a)	19,800		2,093
Discover Financial Services	53,380	2,335		Medivation Inc (a)	24,770		1,306
TD Ameritrade Holding Corp	95,260	1,896					$3,399
		$4,231
				Real Estate - 2.92%
Electrical Components & Equipment - 1.74%				Realogy Holdings Corp (a)	67,345		3,233
Belden Inc	38,915	1,923
				Retail - 3.46%
Electronics - 1.82%				GNC Holdings Inc	35,338		1,602
FEI Co	8,774	560		Urban Outfitters Inc (a)	53,800		2,229
Trimble Navigation Ltd (a)	50,820	1,461					$3,831
		$2,021
				Semiconductors - 6.58%
Entertainment - 1.18%				ARM Holdings PLC ADR	21,315		997
SeaWorld Entertainment Inc (a)	38,900	1,307		Cree Inc (a)	41,245		2,333
				Micron Technology Inc (a)	212,540		2,002
				NXP Semiconductor NV (a)	71,160		1,960
Food - 1.10%
Hershey Co/The	13,695	1,221					$7,292
				Software - 5.64%
				Autodesk Inc (a)	47,500		1,871
Healthcare - Products - 1.72%				CommVault Systems Inc (a)	25,865		1,902
Cooper Cos Inc/The	17,260	1,905		ServiceNow Inc (a)	60,520		2,479
							$6,252
Home Builders - 7.19%
DR Horton Inc	95,687	2,495		Telecommunications - 3.98%
Lennar Corp	60,840	2,508		Aruba Networks Inc (a)	75,745		1,704
Pulte Group Inc (a)	26,300	552		SBA Communications Corp (a)	34,296		2,709
Toll Brothers Inc (a)	70,155	2,407					$4,413
		$7,962

See accompanying notes

Schedule of Investments MidCap Growth Fund April 30, 2013 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value(000	's)

	Textiles - 2.34%
	Mohawk Industries Inc (a)	23,345	$2,588

	Transportation - 2.64%
	Canadian Pacific Railway Ltd	10,345	1,289
	Kansas City Southern	15,030	1,639
			$2,928
	TOTAL COMMON STOCKS		$108,101
		Maturity
	REPURCHASE AGREEMENTS - 1.89%	Amount (000's)	Value(000	's)

Banks	- 1.89%
	Investment in Joint Trading Account; Credit	$246	$246
	Suisse Repurchase Agreement; 0.14%
	dated 04/30/2013 maturing 05/01/2013
	(collateralized by US Government
	Securities; $251,071; 4.50% - 4.63%; dated
	02/15/36 - 02/15/40)
	Investment in Joint Trading Account; Deutsche	886	886
	Bank Repurchase Agreement; 0.15% dated
	04/30/2013 maturing 05/01/2013
	(collateralized by US Government
	Securities; $903,857; 0.00% - 7.25%; dated
	07/12/13 - 12/27/32)
	Investment in Joint Trading Account; JP	517	517
	Morgan Repurchase Agreement; 0.14%
	dated 04/30/2013 maturing 05/01/2013
	(collateralized by US Government
	Securities; $527,249; 0.00% - 8.88%; dated
	06/15/15 - 04/15/30)
	Investment in Joint Trading Account; Merrill	443	443
	Lynch Repurchase Agreement; 0.14%
	dated 04/30/2013 maturing 05/01/2013
	(collateralized by US Government Security;
	$451,928; 0.63%; dated 08/31/17)
			$2,092
	TOTAL REPURCHASE AGREEMENTS		$2,092
	Total Investments		$110,193
	Other Assets in Excess of Liabilities, Net - 0.54%		$600
	TOTAL NET ASSETS - 100.00%		$110,793

	(a) Non-Income Producing Security

	Portfolio Summary (unaudited)
	Sector		Percent
	Consumer, Cyclical		24.92%
	Consumer, Non-cyclical		18.77%
	Technology		15.14%
	Industrial		14.16%
	Communications		10.96%
	Financial		10.13%
	Energy		2 .73%
	Basic Materials		2 .65%
	Other Assets in Excess of Liabilities, Net		0 .54%
	TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2013 (unaudited)

COMMON STOCKS - 96.89%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.34%				Chemicals (continued)
Interpublic Group of Cos Inc/The	6,030	$83		Albemarle Corp	37,151		$2,276
Lamar Advertising Co (a)	51,892	2,430		Axiall Corp	30,113		1,579
Omnicom Group Inc	45,814	2,738		Celanese Corp	25,682		1,269
		$5,251		CF Industries Holdings Inc	71,444		13,325
				Eastman Chemical Co	267,505		17,830
Aerospace & Defense - 1.26%				FMC Corp	22,231		1,349
B/E Aerospace Inc (a)	222,714	13,974
				International Flavors & Fragrances Inc	13,239		1,022
Rockwell Collins Inc	23,129	1,455		NewMarket Corp	10,270		2,760
Spirit Aerosystems Holdings Inc (a)	140,979	2,818
				PPG Industries Inc	162,964		23,978
TransDigm Group Inc	7,400	1,086		RPM International Inc	83,007		2,690
Triumph Group Inc	4,310	344		Sherwin-Williams Co/The	38,111		6,978
		$19,677		Sigma-Aldrich Corp	19,600		1,542
Agriculture - 0.67%				Valspar Corp/The	90,914		5,802
Lorillard Inc	243,066	10,425		Westlake Chemical Corp	1,177		98
				WR Grace & Co (a)	11,054		852
							$84,312
Airlines - 1.28%
Copa Holdings SA	6,782	852		Commercial Services - 3.44%
Delta Air Lines Inc (a)	1,005,391	17,232		Aaron's Inc	55,488		1,593
Southwest Airlines Co	34,385	471		Alliance Data Systems Corp (a)	8,164		1,402
United Continental Holdings Inc (a)	48,202	1,557		Apollo Group Inc (a)	24,334		447
		$20,112		Cardtronics Inc (a)	375,170		10,509
				Equifax Inc	18,435		1,128
Apparel - 4.22%				FleetCor Technologies Inc (a)	11,857		912
Carter's Inc	12,264	802		Gartner Inc (a)	107,545		6,221
Hanesbrands Inc	88,305	4,430		Genpact Ltd	24,772		461
Michael Kors Holdings Ltd (a)	279,234	15,900
				Global Payments Inc	83,366		3,869
Ralph Lauren Corp	137,089	24,892		H&R Block Inc	28,762		798
Under Armour Inc (a)	61,274	3,497
				Iron Mountain Inc	22,464		850
VF Corp	92,879	16,553		ITT Educational Services Inc (a)	124,811		2,285
		$66,074		Lender Processing Services Inc	21,412		594
Automobile Parts & Equipment - 0.45%				McGraw-Hill Cos Inc/The	40,517		2,192
Allison Transmission Holdings Inc	6,448	147		Moody's Corp	33,494		2,038
BorgWarner Inc (a)	19,156	1,497		Morningstar Inc	5,545		366
Delphi Automotive PLC	55,156	2,549		Paychex Inc	48,967		1,783
Goodyear Tire & Rubber Co/The (a)	166,700	2,083		Robert Half International Inc	290,056		9,519
WABCO Holdings Inc (a)	10,175	735		SEI Investments Co	33,425		958
		$7,011		Total System Services Inc	35,251		833
				United Rentals Inc (a)	13,605		716
Banks - 0.61%				Vantiv Inc (a)	74,990		1,689
Signature Bank/New York NY (a)	133,069	9,529		Verisk Analytics Inc (a)	21,585		1,323
				Western Union Co/The	92,544		1,371
Beverages - 1.36%							$53,857
Beam Inc	218,880	14,164		Computers - 3.36%
Brown-Forman Corp	18,978	1,338		Cadence Design Systems Inc (a)	378,890		5,229
Coca-Cola Enterprises Inc	49,152	1,800		Diebold Inc	1,246		36
Dr Pepper Snapple Group Inc	36,549	1,785		DST Systems Inc	1,358		94
Green Mountain Coffee Roasters Inc (a)	20,087	1,153		Electronics for Imaging Inc (a)	77,210		2,063
Monster Beverage Corp (a)	19,659	1,109		Fortinet Inc (a)	31,804		571
		$21,349		Fusion-io Inc (a)	555,200		10,427
				IHS Inc (a)	8,536		832
Biotechnology - 3.37%
Alexion Pharmaceuticals Inc (a)	184,087	18,041		Jack Henry & Associates Inc	108,785		5,048
Charles River Laboratories International Inc (a)	7,661	333		Mentor Graphics Corp	117,100		2,138
				NCR Corp (a)	23,049		629
Cubist Pharmaceuticals Inc (a)	136,830	6,284
Illumina Inc (a)	21,586	1,396		NetApp Inc	191,232		6,672
				Riverbed Technology Inc (a)	230,681		3,428
Life Technologies Corp (a)	4,151	306
				Synaptics Inc (a)	35,500		1,464
Medicines Co/The (a)	21,300	719
				Synopsys Inc (a)	104,179		3,705
Myriad Genetics Inc (a)	19,624	546
				Teradata Corp (a)	87,550		4,471
Regeneron Pharmaceuticals Inc (a)	79,284	17,057
United Therapeutics Corp (a)	85,397	5,703		Western Digital Corp	105,387		5,825
Vertex Pharmaceuticals Inc (a)	30,568	2,348					$52,632
		$52,733		Consumer Products - 0.86%
Building Materials - 0.13%				Church & Dwight Co Inc	87,720		5,604
Fortune Brands Home & Security Inc	6,497	236		Clorox Co/The	2,041		176
				Jarden Corp (a)	23,084		1,039
Lennox International Inc	12,915	801
Masco Corp	51,794	1,007		Spectrum Brands Holdings Inc	15,100		846
		$2,044		Tupperware Brands Corp	71,500		5,742
							$13,407
Chemicals - 5.39%
Airgas Inc	9,948	962

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Cosmetics & Personal Care - 0.07%				Food (continued)
Avon Products Inc	48,279	$1,118		Whole Foods Market Inc	106,090		$9,369
							$52,851
Distribution & Wholesale - 1.28%				Gas - 0.02%
Fastenal Co	42,946	2,106		Questar Corp	9,760		248
Fossil Inc (a)	99,770	9,790
Genuine Parts Co	26,201	2,000
LKQ Corp (a)	42,740	1,029		Hand & Machine Tools - 0.12%
WW Grainger Inc	20,704	5,103		Franklin Electric Co Inc	26,300		851
		$20,028		Lincoln Electric Holdings Inc	14,244		751
				Snap-on Inc	2,930		253
Diversified Financial Services - 3.02%							$1,855
Affiliated Managers Group Inc (a)	96,710	15,056
CBOE Holdings Inc	19,167	719		Healthcare - Products - 2.48%
				Bruker BioSciences Corp (a)	146,266		2,599
Eaton Vance Corp	18,614	742
Federated Investors Inc	19,393	445		Cooper Cos Inc/The	96,369		10,639
IntercontinentalExchange Inc (a)	97,363	15,863		CR Bard Inc	51,592		5,126
				Cyberonics Inc (a)	36,100		1,568
LPL Financial Holdings Inc	73,022	2,524
Raymond James Financial Inc	192,000	7,953		DENTSPLY International Inc	15,632		662
				Edwards Lifesciences Corp (a)	19,805		1,263
T Rowe Price Group Inc	42,515	3,082		Henry Schein Inc (a)	9,208		833
Waddell & Reed Financial Inc	21,032	902		IDEXX Laboratories Inc (a)	9,685		852
		$47,286		Patterson Cos Inc	99,415		3,773
Electric - 0.06%				ResMed Inc	24,672		1,185
ITC Holdings Corp	10,046	926		Sirona Dental Systems Inc (a)	2,609		192
				St Jude Medical Inc	178,544		7,359
				Techne Corp	9,335		599
Electrical Components & Equipment - 0.59%				Thoratec Corp (a)	14,872		538
AMETEK Inc	41,026	1,670		Varian Medical Systems Inc (a)	19,270		1,255
General Cable Corp	49,100	1,693
Hubbell Inc	54,354	5,216		Zimmer Holdings Inc	4,482		343
SunPower Corp (a)	47,300	643					$38,786
		$9,222		Healthcare - Services - 1.07%
				DaVita HealthCare Partners Inc (a)	99,159		11,765
Electronics - 1.16%				HCA Holdings Inc	18,472		737
Agilent Technologies Inc	159,332	6,603		Laboratory Corp of America Holdings (a)	17,037		1,591
Amphenol Corp	26,563	2,006		Magellan Health Services Inc (a)	46,500		2,379
FLIR Systems Inc	167,147	4,063		Quest Diagnostics Inc	4,744		267
Jabil Circuit Inc	99,587	1,773
Mettler-Toledo International Inc (a)	5,535	1,157					$16,739
Trimble Navigation Ltd (a)	40,546	1,165		Holding Companies - Diversified - 0.02%
Waters Corp (a)	15,359	1,419		Leucadia National Corp	11,311		349
		$18,186
Engineering & Construction - 0.13%				Home Builders - 1.53%
Chicago Bridge & Iron Co NV ADR	15,142	815		NVR Inc (a)	5,179		5,334
Fluor Corp	21,499	1,225		Thor Industries Inc	805		30
		$2,040		Toll Brothers Inc (a)	542,610		18,617
Entertainment - 0.51%							$23,981
Bally Technologies Inc (a)	10,365	552		Housewares - 0.04%
Cinemark Holdings Inc	47,300	1,461		Toro Co	15,175		683
Dolby Laboratories Inc	7,448	245
International Game Technology	154,895	2,625
Madison Square Garden Co/The (a)	51,000	3,074		Insurance - 2.31%
				Allied World Assurance Co Holdings AG	43,479		3,949
		$7,957		Aon PLC	6,842		413
Environmental Control - 0.09%				Arch Capital Group Ltd (a)	29,645		1,573
Stericycle Inc (a)	12,352	1,338		Arthur J Gallagher & Co	17,209		730
				Brown & Brown Inc	325,060		10,074
				Endurance Specialty Holdings Ltd	82,223		4,026
Food - 3.38%				Hanover Insurance Group Inc/The	42,655		2,151
Campbell Soup Co	23,690	1,100		Markel Corp (a)	24,330		13,047
Dean Foods Co (a)	221,500	4,240
Fresh Market Inc/The (a)	43,000	1,760		Validus Holdings Ltd	3,636		140
Hershey Co/The	101,284	9,030					$36,103
HJ Heinz Co	34,382	2,490		Internet - 5.60%
Hormel Foods Corp	18,934	781		AOL Inc	55,374		2,139
Ingredion Inc	4,146	299		Equinix Inc (a)	6,979		1,494
J&J Snack Foods Corp	14,430	1,083		Expedia Inc	61,154		3,415
Kroger Co/The	538,841	18,525		F5 Networks Inc (a)	56,976		4,355
McCormick & Co Inc/MD	19,250	1,385		HomeAway Inc (a)	399,315		12,199
Safeway Inc	85,577	1,927		LinkedIn Corp (a)	148,637		28,552
United Natural Foods Inc (a)	17,250	862		MercadoLibre Inc	117,210		11,790

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing (continued)
Netflix Inc (a)	8,046	$1,738		Parker Hannifin Corp	11,568		$1,025
Rackspace Hosting Inc (a)	17,682	852		SPX Corp	47,000		3,502
Splunk Inc (a)	386,130	15,754		Textron Inc	158,981		4,093
Symantec Corp	107,500	2,613					$21,336
TIBCO Software Inc (a)	41,817	812
TripAdvisor Inc (a)	14,602	768		Office & Business Equipment - 0.02%
VeriSign Inc (a)	23,568	1,086		Pitney Bowes Inc	26,568		363
		$87,567
				Oil & Gas - 4.60%
Iron & Steel - 0.08%				Alon USA Energy Inc	21,100		350
Steel Dynamics Inc	85,655	1,288		Atwood Oceanics Inc (a)	34,113		1,673
				Cabot Oil & Gas Corp	321,056		21,848
Leisure Products & Services - 1.12%				Cobalt International Energy Inc (a)	25,139		702
Harley-Davidson Inc	305,058	16,671		Concho Resources Inc (a)	245,583		21,153
Polaris Industries Inc	10,870	937		Continental Resources Inc/OK (a)	47,374		3,786
		$17,608		Helmerich & Payne Inc	5,613		329
				Kosmos Energy Ltd (a)	17,402		191
Lodging - 2.62%				Noble Energy Inc	9,554		1,082
Marriott International Inc/DE	36,965	1,592		Pioneer Natural Resources Co	16,209		1,981
Starwood Hotels & Resorts Worldwide Inc	265,706	17,143		Range Resources Corp	23,523		1,730
Wyndham Worldwide Corp	70,941	4,262		Rosetta Resources Inc (a)	206,950		8,880
Wynn Resorts Ltd	130,881	17,970		SM Energy Co	84,975		5,184
		$40,967		Southwestern Energy Co (a)	22,515		843
Machinery - Construction & Mining - 0.84%				Whiting Petroleum Corp (a)	48,833		2,173
Joy Global Inc	232,948	13,166					$71,905
				Oil & Gas Services - 1.48%
Machinery - Diversified - 1.11%				Cameron International Corp (a)	34,044		2,096
Babcock & Wilcox Co/The	122,673	3,337		CARBO Ceramics Inc	4,884		345
Flowserve Corp	7,529	1,190		Dresser-Rand Group Inc (a)	44,780		2,490
Graco Inc	14,953	905		FMC Technologies Inc (a)	34,680		1,883
IDEX Corp	4,130	215		MRC Global Inc (a)	128,201		3,840
Manitowoc Co Inc/The	24,832	466		Oceaneering International Inc	98,100		6,883
Nordson Corp	41,828	2,907		Oil States International Inc (a)	58,405		5,219
Rockwell Automation Inc	24,455	2,073		RPC Inc	13,629		181
Roper Industries Inc	16,581	1,984		SEACOR Holdings Inc	2,401		173
Wabtec Corp/DE	37,997	3,987					$23,110
Xylem Inc/NY	4,991	138
Zebra Technologies Corp (a)	2,073	97		Packaging & Containers - 0.47%
				Ball Corp	25,401		1,121
		$17,299		Crown Holdings Inc (a)	9,058		387
Media - 1.91%				Owens-Illinois Inc (a)	30,936		813
AMC Networks Inc (a)	97,724	6,158		Packaging Corp of America	14,617		695
Charter Communications Inc (a)	7,080	713		Rock Tenn Co	31,982		3,202
Discovery Communications Inc - A Shares (a)	141,423	11,147		Silgan Holdings Inc	24,833		1,189
DISH Network Corp	26,866	1,053					$7,407
FactSet Research Systems Inc	7,283	685		Pharmaceuticals - 4.07%
John Wiley & Sons Inc	63,217	2,413		Actavis Inc (a)	82,928		8,768
Liberty Global Inc - A Shares (a)	38,049	2,754
				AmerisourceBergen Corp	40,692		2,202
Nielsen Holdings NV	55,727	1,929		BioMarin Pharmaceutical Inc (a)	17,720		1,162
Scripps Networks Interactive Inc	14,274	950		Catamaran Corp (a)	383,728		22,153
Sirius XM Radio Inc	638,699	2,076		Endo Health Solutions Inc (a)	74,975		2,747
		$29,878		Herbalife Ltd	18,210		723
Metal Fabrication & Hardware - 0.30%				Mead Johnson Nutrition Co	29,595		2,400
Timken Co	1,898	100		Mylan Inc/PA (a)	65,643		1,911
Valmont Industries Inc	31,325	4,565		Onyx Pharmaceuticals Inc (a)	155,586		14,750
		$4,665		Perrigo Co	13,531		1,616
				Salix Pharmaceuticals Ltd (a)	39,900		2,086
Mining - 0.03%				Warner Chilcott PLC	223,923		3,220
Royal Gold Inc	9,290	516					$63,738
				Pipelines - 0.10%
Miscellaneous Manufacturing - 1.36%				ONEOK Inc	30,172		1,550
Aptargroup Inc	5,514	309
AZZ Inc	24,300	1,028
Carlisle Cos Inc	1,399	91		Real Estate - 0.78%
Donaldson Co Inc	21,614	786		CBRE Group Inc (a)	501,386		12,144
Eaton Corp PLC	14,375	883
Ingersoll-Rand PLC	106,485	5,729		REITS - 1.44%
ITT Corp	93,502	2,580		American Campus Communities Inc	2,307		103
Pall Corp	19,631	1,310		Apartment Investment & Management Co	24,925		775

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Semiconductors (continued)
Boston Properties Inc	6,415	$702		Broadcom Corp	44,300		$1,595
BRE Properties Inc	5,368	271		Cavium Inc (a)	341,532		10,741
Camden Property Trust	14,571	1,054		Lam Research Corp (a)	13,349		617
Digital Realty Trust Inc	17,679	1,247		Linear Technology Corp	33,417		1,220
Essex Property Trust Inc	23,036	3,618		LSI Corp (a)	728,939		4,767
Extra Space Storage Inc	128,257	5,590		Maxim Integrated Products Inc	340,079		10,519
Federal Realty Investment Trust	7,285	852		MEMC Electronic Materials Inc (a)	159,500		861
HCP Inc	8,023	428		Microchip Technology Inc	28,081		1,023
Home Properties Inc	6,583	424		NXP Semiconductor NV (a)	520,670		14,344
Mid-America Apartment Communities Inc	37,211	2,558		PMC - Sierra Inc (a)	396,641		2,285
Plum Creek Timber Co Inc	26,809	1,382		QLogic Corp (a)	296,982		3,225
Rayonier Inc	16,547	983		Rovi Corp (a)	146,050		3,416
Regency Centers Corp	13,725	772		Silicon Laboratories Inc (a)	69,800		2,772
Tanger Factory Outlet Centers	23,475	871		Skyworks Solutions Inc (a)	41,791		922
Weyerhaeuser Co	29,339	895		Teradyne Inc (a)	6,006		99
		$22,525		Ultratech Inc (a)	280,380		8,263
				Xilinx Inc	43,264		1,640
Retail - 9.48%							$83,779
Advance Auto Parts Inc	74,055	6,211
American Eagle Outfitters Inc	134,200	2,610		Software - 4.68%
Ascena Retail Group Inc (a)	92,091	1,703		Akamai Technologies Inc (a)	26,840		1,179
AutoNation Inc (a)	72,118	3,282		ANSYS Inc (a)	15,101		1,221
AutoZone Inc (a)	6,079	2,487		Autodesk Inc (a)	398,376		15,688
Bed Bath & Beyond Inc (a)	39,056	2,687		BMC Software Inc (a)	23,119		1,051
Big Lots Inc (a)	15,092	550		Broadridge Financial Solutions Inc	31,666		797
Brinker International Inc	88,733	3,451		CA Inc	5,133		138
Chico's FAS Inc	29,832	545		Cerner Corp (a)	112,227		10,860
Chipotle Mexican Grill Inc (a)	17,369	6,308		Citrix Systems Inc (a)	216,417		13,455
Cracker Barrel Old Country Store Inc	34,700	2,871		Dun & Bradstreet Corp/The	6,782		600
Darden Restaurants Inc	18,660	963		Fiserv Inc (a)	18,299		1,667
Dick's Sporting Goods Inc	86,180	4,145		Informatica Corp (a)	126,800		4,176
Dollar General Corp (a)	31,034	1,617		Intuit Inc	47,601		2,839
Dollar Tree Inc (a)	169,554	8,064		MSCI Inc (a)	17,602		600
Domino's Pizza Inc	9,400	519		NetSuite Inc (a)	35,333		3,108
DSW Inc	39,823	2,633		Nuance Communications Inc (a)	35,046		667
Dunkin' Brands Group Inc	433,290	16,816		Red Hat Inc (a)	31,267		1,499
Family Dollar Stores Inc	14,021	861		ServiceNow Inc (a)	237,400		9,724
Foot Locker Inc	45,528	1,587		SolarWinds Inc (a)	15,619		794
Francesca's Holdings Corp (a)	21,500	614		Solera Holdings Inc	17,132		987
Gap Inc/The	217,108	8,248		Workday Inc (a)	34,200		2,143
GNC Holdings Inc	177,780	8,059					$73,193
Jack in the Box Inc (a)	50,100	1,796
L Brands Inc	35,013	1,765		Telecommunications - 2.90%
				ARRIS Group Inc (a)	38,938		643
Macy's Inc	14,184	633		Ciena Corp (a)	855,920		12,805
MSC Industrial Direct Co Inc	11,234	885		Crown Castle International Corp (a)	80,465		6,195
Nordstrom Inc	24,892	1,409		EchoStar Corp (a)	44,542		1,749
Nu Skin Enterprises Inc	16,722	849
O'Reilly Automotive Inc (a)	18,758	2,013		Harris Corp	52,768		2,438
Panera Bread Co (a)	32,060	5,682		IPG Photonics Corp	7,878		502
Papa John's International Inc (a)	1,600	101		Motorola Solutions Inc	65,300		3,735
				NeuStar Inc (a)	16,956		744
PetSmart Inc	76,762	5,238		Palo Alto Networks Inc (a)	23,500		1,271
PVH Corp	12,022	1,388		RF Micro Devices Inc (a)	1,771,130		9,936
Rite Aid Corp (a)	130,700	346
				SBA Communications Corp (a)	17,580		1,389
Ross Stores Inc	141,568	9,353		tw telecom inc (a)	37,114		1,005
Sally Beauty Holdings Inc (a)	21,016	632
Tiffany & Co	15,440	1,138		Virgin Media Inc	46,657		2,276
Tractor Supply Co	199,179	21,346		Windstream Corp	88,603		755
Ulta Salon Cosmetics & Fragrance Inc (a)	9,128	800					$45,443
Urban Outfitters Inc (a)	101,240	4,196		Toys, Games & Hobbies - 0.18%
Williams-Sonoma Inc	12,575	675		Hasbro Inc	17,557		832
World Fuel Services Corp	31,633	1,283		Mattel Inc	44,293		2,022
		$148,359					$2,854
Savings & Loans - 0.02%				Transportation - 1.72%
People's United Financial Inc	18,461	243		CH Robinson Worldwide Inc	27,538		1,636
				Con-way Inc	100,200		3,387
Semiconductors - 5.35%				Expeditors International of Washington Inc	32,518		1,168
Advanced Micro Devices Inc (a)	443,300	1,250		Genesee & Wyoming Inc (a)	139,130		11,854
Altera Corp	52,896	1,693		JB Hunt Transport Services Inc	63,513		4,514
Analog Devices Inc	6,433	283		Kansas City Southern	12,444		1,357
Avago Technologies Ltd	383,103	12,244

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Transportation (continued)
Landstar System Inc	54,440	$2,975
		$26,891

Water- 0.01%
Aqua America Inc	3,826	121

TOTAL COMMON STOCKS		$1,516,024
	Maturity
REPURCHASE AGREEMENTS - 2.83%	Amount (000's)	Value (000's)

Banks- 2.83%
Investment in Joint Trading Account; Credit	$5,212	$5,212
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $5,316,333; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	18,764	18,764
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $19,138,796; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	10,945	10,946
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $11,164,298; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	9,382	9,381
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$9,569,397; 0.63%; dated 08/31/17)
		$44,303
TOTAL REPURCHASE AGREEMENTS		$44,303
Total Investments		$1,560,327
Other Assets in Excess of Liabilities, Net - 0.28%		$4,358
TOTAL NET ASSETS - 100.00%		$1,564,685

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		22.71%
Consumer, Non-cyclical		20.77%
Technology		13.41%
Financial		11.01%
Communications		10.75%
Industrial		9 .28%
Energy		6 .18%
Basic Materials		5 .50%
Utilities		0 .09%
Diversified		0 .02%
Other Assets in Excess of Liabilities, Net		0 .28%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2013	Long	470	$53,039	$54,412	$1,373
Total					$1,373

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 97.52%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.18%				Chemicals - 2.57%
Lamar Advertising Co (a)	30,345	$1,421		Albemarle Corp	48,672		$2,981
				Ashland Inc	40,243		3,429
				Cabot Corp	32,845		1,234
Aerospace & Defense - 1.25%				Cytec Industries Inc	24,559		1,789
Alliant Techsystems Inc	17,955	1,335
B/E Aerospace Inc (a)	57,386	3,601		Intrepid Potash Inc	29,390		541
Esterline Technologies Corp (a)	16,978	1,274		Minerals Technologies Inc	19,215		781
				NewMarket Corp	5,881		1,580
Exelis Inc	103,168	1,152		Olin Corp	43,929		1,062
Triumph Group Inc	27,459	2,194		RPM International Inc	72,514		2,349
		$9,556		Sensient Technologies Corp	27,389		1,078
Agriculture - 0.10%				Valspar Corp/The	45,830		2,925
Universal Corp/VA	12,777	735					$19,749
				Coal - 0.19%
Airlines - 0.42%				Alpha Natural Resources Inc (a)	120,928		897
Alaska Air Group Inc (a)	38,539	2,375		Arch Coal Inc	116,286		564
JetBlue Airways Corp (a)	123,054	848					$1,461
		$3,223		Commercial Services - 5.10%
Apparel - 1.04%				Aaron's Inc	38,606		1,108
Carter's Inc	27,963	1,828		Alliance Data Systems Corp (a)	27,325		4,694
Deckers Outdoor Corp (a)	18,848	1,039		Brink's Co/The	26,172		694
Hanesbrands Inc	53,868	2,702		Convergys Corp	58,216		991
Under Armour Inc (a)	42,477	2,425		CoreLogic Inc/United States (a)	53,613		1,463
		$7,994		Corporate Executive Board Co	18,286		1,031
				Deluxe Corp	27,820		1,061
Automobile Manufacturers - 0.24%				DeVry Inc	31,150		872
Oshkosh Corp (a)	47,866	1,879
				FTI Consulting Inc (a)	22,374		741
				Gartner Inc (a)	51,154		2,959
Banks - 3.44%				Global Payments Inc	43,132		2,001
Associated Banc-Corp	92,042	1,313		HMS Holdings Corp (a)	47,691		1,202
BancorpSouth Inc	45,594	730		Lender Processing Services Inc	46,522		1,291
Bank of Hawaii Corp	24,582	1,172		Manpowergroup Inc	42,112		2,239
Cathay General Bancorp	40,143	791		Matthews International Corp	15,162		558
City National Corp/CA	25,971	1,486		Monster Worldwide Inc (a)	64,013		280
Commerce Bancshares Inc/MO	42,234	1,694		Rent-A-Center Inc/TX	31,893		1,114
Cullen/Frost Bankers Inc	33,703	2,036		Rollins Inc	36,072		877
East West Bancorp Inc	76,772	1,868		RR Donnelley & Sons Co	98,783		1,216
FirstMerit Corp	90,418	1,549		SEI Investments Co	73,778		2,114
Fulton Financial Corp	108,720	1,203		Service Corp International/US	115,667		1,952
Hancock Holding Co	46,504	1,268		Sotheby's	37,209		1,320
International Bancshares Corp	29,817	579		Strayer Education Inc	6,222		295
Prosperity Bancshares Inc	24,358	1,119		Towers Watson & Co	30,923		2,255
Signature Bank/New York NY (a)	25,297	1,812		United Rentals Inc (a)	50,960		2,681
SVB Financial Group (a)	24,523	1,744		Valassis Communications Inc	21,447		550
Synovus Financial Corp	431,377	1,160		WEX Inc (a)	21,204		1,607
TCF Financial Corp	89,305	1,299					$39,166
Trustmark Corp	36,744	902		Computers - 2.23%
Valley National Bancorp	109,055	980		Cadence Design Systems Inc (a)	154,343		2,130
Webster Financial Corp	43,839	1,025
Westamerica Bancorporation	14,884	646		Diebold Inc	34,653		1,015
				DST Systems Inc	16,493		1,140
		$26,376		Jack Henry & Associates Inc	47,209		2,191
Beverages - 0.51%				Lexmark International Inc	34,609		1,049
Green Mountain Coffee Roasters Inc (a)	67,670	3,884		Mentor Graphics Corp	51,762		945
				MICROS Systems Inc (a)	43,469		1,844
				NCR Corp (a)	89,688		2,446
Biotechnology - 2.91%				Riverbed Technology Inc (a)	89,505		1,330
Bio-Rad Laboratories Inc (a)	11,024	1,320
				Synopsys Inc (a)	84,263		2,997
Charles River Laboratories International Inc (a)	26,398	1,148
Regeneron Pharmaceuticals Inc (a)	41,853	9,004					$17,087
United Therapeutics Corp (a)	25,570	1,708		Consumer Products - 1.39%
Vertex Pharmaceuticals Inc (a)	119,542	9,183		Church & Dwight Co Inc	75,605		4,830
		$22,363		Jarden Corp (a)	55,388		2,493
				Scotts Miracle-Gro Co/The	21,269		965
Building Materials - 1.14%				Tupperware Brands Corp	29,594		2,376
Fortune Brands Home & Security Inc	89,973	3,274					$10,664
Lennox International Inc	25,057	1,553
Louisiana-Pacific Corp (a)	76,316	1,383		Distribution & Wholesale - 1.33%
Martin Marietta Materials Inc	25,138	2,539		Arrow Electronics Inc (a)	58,083		2,279
		$8,749		Ingram Micro Inc (a)	82,450		1,469
				LKQ Corp (a)	163,472		3,936

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Food (continued)
Owens & Minor Inc	34,674	$1,129		Hillshire Brands Co	67,355		$2,419
Watsco Inc	16,286	1,374		Ingredion Inc	42,333		3,048
		$10,187		Lancaster Colony Corp	10,625		839
				Post Holdings Inc (a)	17,899		784
Diversified Financial Services - 2.12%				Smithfield Foods Inc (a)	68,391		1,751
Affiliated Managers Group Inc (a)	28,806	4,485
				SUPERVALU Inc	109,398		639
CBOE Holdings Inc	47,815	1,795		Tootsie Roll Industries Inc	11,510		359
Eaton Vance Corp	65,937	2,630		United Natural Foods Inc (a)	27,000		1,348
Federated Investors Inc	51,493	1,182					$14,391
Greenhill & Co Inc	14,076	650
Janus Capital Group Inc	104,299	930		Forest Products & Paper - 0.17%
Raymond James Financial Inc	61,888	2,563		Domtar Corp	19,053		1,324
Waddell & Reed Financial Inc	46,896	2,010
		$16,245		Gas - 1.33%
Electric - 3.46%				Atmos Energy Corp	49,562		2,199
Alliant Energy Corp	60,810	3,254		Questar Corp	95,932		2,436
Black Hills Corp	24,229	1,136		UGI Corp	62,008		2,541
Cleco Corp	33,353	1,652		Vectren Corp	45,038		1,692
Great Plains Energy Inc	84,129	2,030		WGL Holdings Inc	28,308		1,308
Hawaiian Electric Industries Inc	53,748	1,521					$10,176
IDACORP Inc	27,472	1,352
MDU Resources Group Inc	103,457	2,581		Hand & Machine Tools - 0.79%
National Fuel Gas Co	45,743	2,869		Kennametal Inc	43,403		1,736
				Lincoln Electric Holdings Inc	45,444		2,398
NV Energy Inc	128,795	2,786		Regal-Beloit Corp	24,642		1,937
OGE Energy Corp	54,126	3,920
PNM Resources Inc	43,641	1,048					$6,071
Westar Energy Inc	69,460	2,428		Healthcare - Products - 3.10%
		$26,577		Cooper Cos Inc/The	26,465		2,922
				Henry Schein Inc (a)	47,980		4,337
Electrical Components & Equipment - 1.84%				Hill-Rom Holdings Inc	33,056		1,126
Acuity Brands Inc	23,449	1,711		Hologic Inc (a)	146,666		2,988
AMETEK Inc	133,291	5,426		IDEXX Laboratories Inc (a)	29,903		2,630
Energizer Holdings Inc	33,909	3,275		Masimo Corp	28,606		574
General Cable Corp	27,233	939
Hubbell Inc	29,237	2,806		ResMed Inc	78,618		3,775
				STERIS Corp	32,032		1,332
		$14,157		Techne Corp	18,974		1,217
Electronics - 2.24%				Teleflex Inc	22,449		1,754
Avnet Inc (a)	75,052	2,458		Thoratec Corp (a)	31,561		1,143
Gentex Corp/MI	78,428	1,765					$23,798
Itron Inc (a)	21,532	854
Mettler-Toledo International Inc (a)	16,604	3,469		Healthcare - Services - 2.05%
				Community Health Systems Inc	50,494		2,301
National Instruments Corp	52,069	1,423		Covance Inc (a)	30,197		2,251
Tech Data Corp (a)	20,689	967
				Health Management Associates Inc (a)	140,937		1,619
Trimble Navigation Ltd (a)	139,884	4,020
				Health Net Inc/CA (a)	43,420		1,276
Vishay Intertechnology Inc (a)	72,278	1,015
				LifePoint Hospitals Inc (a)	25,722		1,235
Woodward Inc	33,115	1,192		Mednax Inc (a)	27,404		2,432
		$17,163		Universal Health Services Inc	48,725		3,245
Engineering & Construction - 0.85%				WellCare Health Plans Inc (a)	23,677		1,381
AECOM Technology Corp (a)	57,389	1,668					$15,740
Granite Construction Inc	19,523	540
KBR Inc	80,876	2,433		Home Builders - 1.07%
URS Corp	42,077	1,848		KB Home	44,883		1,012
				MDC Holdings Inc	21,345		803
		$6,489		NVR Inc (a)	2,573		2,650
Entertainment - 0.57%				Thor Industries Inc	24,087		893
Bally Technologies Inc (a)	22,573	1,203		Toll Brothers Inc (a)	82,440		2,828
Cinemark Holdings Inc	56,051	1,731					$8,186
DreamWorks Animation SKG Inc (a)	39,286	757
				Home Furnishings - 0.21%
International Speedway Corp	13,989	460		Tempur-Pedic International Inc (a)	32,756		1,589
Scientific Games Corp (a)	28,900	257
		$4,408
				Insurance - 4.75%
Environmental Control - 0.66%				Alleghany Corp (a)	9,240		3,638
Clean Harbors Inc (a)	28,957	1,650
				American Financial Group Inc/OH	41,026		1,980
Mine Safety Appliances Co	17,033	818		Arthur J Gallagher & Co	68,962		2,927
Waste Connections Inc	67,569	2,564		Aspen Insurance Holdings Ltd	38,325		1,464
		$5,032		Brown & Brown Inc	64,669		2,004
Food - 1.88%				Everest Re Group Ltd	27,996		3,779
Flowers Foods Inc	62,889	2,071		Fidelity National Financial Inc	117,728		3,161
Harris Teeter Supermarkets Inc	27,103	1,133		First American Financial Corp	58,922		1,577

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Miscellaneous Manufacturing (continued)
Hanover Insurance Group Inc/The	24,461	$1,234		Crane Co	26,392		$1,421
HCC Insurance Holdings Inc	55,117	2,348		Donaldson Co Inc	73,921		2,689
Kemper Corp	29,838	951		Harsco Corp	44,186		964
Mercury General Corp	19,860	908		ITT Corp	50,569		1,396
Old Republic International Corp	132,218	1,785		SPX Corp	25,743		1,918
Primerica Inc	25,060	851		Trinity Industries Inc	43,347		1,830
Protective Life Corp	42,814	1,629					$15,914
Reinsurance Group of America Inc	40,505	2,534
StanCorp Financial Group Inc	24,336	1,051		Office Furnishings - 0.21%
WR Berkley Corp	60,365	2,621		Herman Miller Inc	31,983		802
		$36,442		HNI Corp	24,628		848
							$1,650
Internet - 1.71%
AOL Inc	42,249	1,633		Oil & Gas - 3.03%
				Atwood Oceanics Inc (a)	31,289		1,535
Equinix Inc (a)	26,739	5,725
				Bill Barrett Corp (a)	26,366		524
Rackspace Hosting Inc (a)	60,478	2,915
TIBCO Software Inc (a)	85,203	1,654		Cimarex Energy Co	47,340		3,464
ValueClick Inc (a)	38,997	1,203		Energen Corp	39,570		1,876
				Forest Oil Corp (a)	65,391		274
		$13,130		HollyFrontier Corp	111,521		5,515
Investment Companies - 0.13%				Northern Oil and Gas Inc (a)	32,422		418
Apollo Investment Corp	111,160	979		Patterson-UTI Energy Inc	79,950		1,686
				Plains Exploration & Production Co (a)	70,677		3,194
				Quicksilver Resources Inc (a)	65,381		165
Iron & Steel - 0.85%				Rosetta Resources Inc (a)	32,665		1,402
Carpenter Technology Corp	24,251	1,090		SM Energy Co	36,273		2,213
Commercial Metals Co	63,834	933		Unit Corp (a)	23,970		1,007
Reliance Steel & Aluminum Co	41,782	2,719
Steel Dynamics Inc	120,597	1,814					$23,273
		$6,556		Oil & Gas Services - 1.99%
				CARBO Ceramics Inc	10,775		761
Leisure Products & Services - 0.62%				Dresser-Rand Group Inc (a)	41,579		2,312
Life Time Fitness Inc (a)	21,762	1,005
				Dril-Quip Inc (a)	19,979		1,672
Polaris Industries Inc	34,872	3,006		Helix Energy Solutions Group Inc (a)	53,950		1,243
WMS Industries Inc (a)	30,001	761
				Oceaneering International Inc	59,254		4,158
		$4,772		Oil States International Inc (a)	30,064		2,687
Machinery - Construction & Mining - 0.23%				Superior Energy Services Inc (a)	87,369		2,411
Terex Corp (a)	60,650	1,735					$15,244
				Packaging & Containers - 1.36%
Machinery - Diversified - 2.01%				Greif Inc	16,644		802
AGCO Corp	53,164	2,831		Packaging Corp of America	53,789		2,558
Gardner Denver Inc	26,926	2,022		Rock Tenn Co	39,336		3,939
Graco Inc	33,335	2,018		Silgan Holdings Inc	24,771		1,186
IDEX Corp	45,213	2,352		Sonoco Products Co	55,338		1,939
Nordson Corp	31,097	2,161					$10,424
Wabtec Corp/DE	26,147	2,744
Zebra Technologies Corp (a)	27,915	1,302		Pharmaceuticals - 0.78%
				Endo Health Solutions Inc (a)	62,511		2,291
		$15,430		Omnicare Inc	57,329		2,509
Media - 0.89%				VCA Antech Inc (a)	48,423		1,167
AMC Networks Inc (a)	31,733	2,000					$5,967
FactSet Research Systems Inc	22,274	2,095
John Wiley & Sons Inc	25,706	981		Publicly Traded Investment Fund - 1.02%
Meredith Corp	19,689	764		iShares Core S&P Mid-Cap ETF	67,765		7,844
New York Times Co/The (a)	66,835	592
Scholastic Corp	14,550	400		Real Estate - 0.42%
		$6,832		Alexander & Baldwin Inc (a)	23,568		803
Metal Fabrication & Hardware - 0.66%				Jones Lang LaSalle Inc	24,136		2,390
Timken Co	43,627	2,293					$3,193
Valmont Industries Inc	12,866	1,875		REITS - 10.60%
Worthington Industries Inc	28,977	933		Alexandria Real Estate Equities Inc	34,923		2,541
		$5,101		American Campus Communities Inc	57,344		2,560
				BioMed Realty Trust Inc	100,899		2,271
Mining - 0.46%				BRE Properties Inc	42,154		2,128
Compass Minerals International Inc	18,231	1,578
Royal Gold Inc	35,635	1,980		Camden Property Trust	46,287		3,348
				Corporate Office Properties Trust	46,894		1,359
		$3,558		Corrections Corp of America	54,925		1,988
Miscellaneous Manufacturing - 2.07%				Duke Realty Corp	176,235		3,109
Aptargroup Inc	36,277	2,035		Equity One Inc	33,874		863
Carlisle Cos Inc	34,773	2,256		Essex Property Trust Inc	20,769		3,262
CLARCOR Inc	27,183	1,405		Extra Space Storage Inc	56,426		2,459

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Semiconductors (continued)
Federal Realty Investment Trust	35,571	$4,162		Skyworks Solutions Inc (a)	105,184		$2,322
Highwoods Properties Inc	44,135	1,811					$15,604
Home Properties Inc	28,235	1,820
Hospitality Properties Trust	75,409	2,218		Shipbuilding - 0.19%
Kilroy Realty Corp	41,051	2,323		Huntington Ingalls Industries Inc	27,178		1,438
Liberty Property Trust	65,512	2,816
Macerich Co/The	75,258	5,272		Software - 3.46%
Mack-Cali Realty Corp	45,757	1,271		ACI Worldwide Inc (a)	21,616		1,016
National Retail Properties Inc	63,453	2,518		Acxiom Corp (a)	40,448		804
Omega Healthcare Investors Inc	61,895	2,035		Advent Software Inc (a)	17,429		506
Potlatch Corp	22,133	1,048		Allscripts Healthcare Solutions Inc (a)	94,380		1,306
Rayonier Inc	68,305	4,059		ANSYS Inc (a)	50,920		4,117
Realty Income Corp	106,288	5,418		Broadridge Financial Solutions Inc	66,762		1,681
Regency Centers Corp	49,526	2,786		CommVault Systems Inc (a)	23,519		1,730
Senior Housing Properties Trust	103,031	2,929		Compuware Corp	116,269		1,395
SL Green Realty Corp	50,005	4,535		Concur Technologies Inc (a)	24,986		1,827
Taubman Centers Inc	34,706	2,968		Fair Isaac Corp	19,447		906
UDR Inc	137,069	3,369		Informatica Corp (a)	59,084		1,946
Weingarten Realty Investors	61,247	2,087		ManTech International Corp/VA	12,989		347
		$81,333		MSCI Inc (a)	65,872		2,246
				PTC Inc (a)	65,501		1,573
Retail - 5.77%				SolarWinds Inc (a)	33,680		1,713
Advance Auto Parts Inc	40,354	3,385
Aeropostale Inc (a)	42,881	629		Solera Holdings Inc	37,742		2,173
				VeriFone Systems Inc (a)	59,153		1,271
American Eagle Outfitters Inc	98,731	1,920
ANN Inc (a)	26,502	783					$26,557
Ascena Retail Group Inc (a)	69,542	1,286		Telecommunications - 1.42%
Barnes & Noble Inc (a)	20,676	375		ADTRAN Inc	34,005		714
Big Lots Inc (a)	31,719	1,155		Ciena Corp (a)	55,619		832
Bob Evans Farms Inc	15,274	662		InterDigital Inc/PA	22,542		1,001
Brinker International Inc	38,780	1,509		NeuStar Inc (a)	36,236		1,590
Cabela's Inc (a)	25,333	1,626		Plantronics Inc	23,339		1,023
Cheesecake Factory Inc/The	26,834	1,069		Polycom Inc (a)	96,982		1,018
Chico's FAS Inc	90,804	1,659		RF Micro Devices Inc (a)	153,179		860
Copart Inc (a)	58,107	2,048		Telephone & Data Systems Inc	55,048		1,235
Dick's Sporting Goods Inc	53,759	2,586		Tellabs Inc	183,439		380
Foot Locker Inc	82,579	2,880		tw telecom inc (a)	83,319		2,256
Guess? Inc	33,602	930					$10,909
HSN Inc	20,220	1,063
MSC Industrial Direct Co Inc	25,603	2,017		Textiles - 0.46%
Office Depot Inc (a)	156,582	604		Mohawk Industries Inc (a)	31,905		3,538
Panera Bread Co (a)	15,390	2,728
Regis Corp	31,011	581		Transportation - 2.68%
Saks Inc (a)	55,551	642		Con-way Inc	30,681		1,037
Signet Jewelers Ltd	44,372	3,050		Genesee & Wyoming Inc (a)	27,077		2,307
Tractor Supply Co	37,918	4,064		JB Hunt Transport Services Inc	49,591		3,525
Wendy's Co/The	154,273	878		Kansas City Southern	60,352		6,583
Williams-Sonoma Inc	47,271	2,537		Kirby Corp (a)	31,075		2,327
World Fuel Services Corp	39,559	1,604		Landstar System Inc	25,473		1,392
		$44,270		Matson Inc	23,379		550
Savings & Loans - 0.85%				Tidewater Inc	27,064		1,420
Astoria Financial Corp	44,990	431		UTI Worldwide Inc	56,853		835
First Niagara Financial Group Inc	193,180	1,837		Werner Enterprises Inc	24,486		562
New York Community Bancorp Inc	241,262	3,269					$20,538
Washington Federal Inc	57,639	990		Trucking & Leasing - 0.17%
		$6,527		GATX Corp	25,696		1,309
Semiconductors - 2.03%
Atmel Corp (a)	240,707	1,557		Water - 0.32%
Cree Inc (a)	63,910	3,615		Aqua America Inc	76,894		2,440
Cypress Semiconductor Corp	73,583	743
Fairchild Semiconductor International Inc (a)	69,597	898		TOTAL COMMON STOCKS			$748,347
Integrated Device Technology Inc (a)	79,778	567
International Rectifier Corp (a)	37,902	804
Intersil Corp	69,207	537
MEMC Electronic Materials Inc (a)	126,739	684
QLogic Corp (a)	49,803	541
Rovi Corp (a)	56,960	1,332
Semtech Corp (a)	36,277	1,164
Silicon Laboratories Inc (a)	21,156	840

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2013 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 1.89%	Amount (000's)	Value (000's)

Banks- 1.89%
Investment in Joint Trading Account; Credit	$1,708	$1,708
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $1,741,898; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	6,148	6,148
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $6,270,831; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	3,586	3,586
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $3,657,985; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	3,074	3,074
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$3,135,416; 0.63%; dated 08/31/17)
		$14,516
TOTAL REPURCHASE AGREEMENTS		$14,516
Total Investments		$762,863
Other Assets in Excess of Liabilities, Net - 0.59%		$4,506
TOTAL NET ASSETS - 100.00%		$767,369

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		24.20%
Industrial		18.14%
Consumer, Non-cyclical		17.82%
Consumer, Cyclical		11.94%
Technology		7 .72%
Energy		5 .21%
Utilities		5 .11%
Communications		4 .20%
Basic Materials		4 .05%
Exchange Traded Funds		1 .02%
Other Assets in Excess of Liabilities, Net		0 .59%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2013	Long	213	$24,201	$24,659	$458
Total					$458

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS - 95.38%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.13%				Banks (continued)
Interpublic Group of Cos Inc/The	94,573	$1,309		SunTrust Banks Inc	145,357		$4,252
Lamar Advertising Co (a)	5,064	237		SVB Financial Group (a)	8,560		609
Omnicom Group Inc	4,690	280		Synovus Financial Corp	72,003		194
		$1,826		TCF Financial Corp	73,850		1,075
				US Bancorp	540		18
Aerospace & Defense - 1.56%				Valley National Bancorp	55,473		498
Alliant Techsystems Inc	27,014	2,009		Zions Bancorporation	269,156		6,627
B/E Aerospace Inc (a)	87,026	5,460
Exelis Inc	71,851	802					$79,743
General Dynamics Corp	3,032	224		Beverages - 2.13%
L-3 Communications Holdings Inc	39,496	3,209		Beam Inc	15,538		1,005
Lockheed Martin Corp	6,363	631		Coca-Cola Enterprises Inc	212,066		7,768
Northrop Grumman Corp	10,731	813		Constellation Brands Inc (a)	200,074		9,874
Raytheon Co	22,372	1,373		Dr Pepper Snapple Group Inc	10,641		520
Rockwell Collins Inc	7,083	446		Molson Coors Brewing Co	27,838		1,436
Spirit Aerosystems Holdings Inc (a)	60,441	1,208		Monster Beverage Corp (a)	168,047		9,478
Triumph Group Inc	72,314	5,778					$30,081
		$21,953		Biotechnology - 0.82%
Agriculture - 0.26%				Bio-Rad Laboratories Inc (a)	2,405		288
Bunge Ltd	50,974	3,681		Charles River Laboratories International Inc (a)	1,613		70
				Life Technologies Corp (a)	64,833		4,777
				United Therapeutics Corp (a)	5,546		371
Airlines - 0.34%				Vertex Pharmaceuticals Inc (a)	78,626		6,040
Copa Holdings SA	577	72
Delta Air Lines Inc (a)	132,675	2,274					$11,546
Southwest Airlines Co	98,413	1,349		Building Materials - 1.68%
United Continental Holdings Inc (a)	35,730	1,154		Fortune Brands Home & Security Inc	155,449		5,657
		$4,849		Lennox International Inc	95,679		5,932
				Owens Corning Inc (a)	241,344		10,151
Automobile Manufacturers - 0.30%				Vulcan Materials Co	39,667		1,978
Ford Motor Co	16,510	226
General Motors Co (a)	14,000	432					$23,718
Navistar International Corp (a)	17,940	594		Chemicals - 1.58%
Oshkosh Corp (a)	42,987	1,688		Albemarle Corp	3,551		217
PACCAR Inc	25,864	1,287		Ashland Inc	33,355		2,843
		$4,227		Axiall Corp	76,883		4,033
				Cabot Corp	36,153		1,357
Automobile Parts & Equipment - 1.04%				Celanese Corp	201,501		9,956
Delphi Automotive PLC	140,763	6,505
Goodyear Tire & Rubber Co/The (a)	55,940	699		CF Industries Holdings Inc	6,170		1,151
Lear Corp	6,083	351		Cytec Industries Inc	12,187		888
TRW Automotive Holdings Corp (a)	101,299	6,085		Dow Chemical Co/The	4,130		140
Visteon Corp (a)	18,115	1,065		Eastman Chemical Co	2,510		167
WABCO Holdings Inc (a)	402	29		Huntsman Corp	47,105		888
				Intrepid Potash Inc	2,624		48
		$14,734		RPM International Inc	12,055		391
Banks - 5.65%				Westlake Chemical Corp	1,402		117
Associated Banc-Corp	42,924	613		WR Grace & Co (a)	669		52
Bank of Hawaii Corp	6,418	306					$22,248
Bank of New York Mellon Corp/The	45,120	1,273		Coal - 0.30%
BankUnited Inc	5,108	129		Alpha Natural Resources Inc (a)	76,607		568
BOK Financial Corp	11,741	734
Capital One Financial Corp	9,130	528		Consol Energy Inc	57,592		1,937
CapitalSource Inc	82,122	735		Peabody Energy Corp	68,809		1,380
CIT Group Inc (a)	278,755	11,850		Walter Energy Inc	19,650		353
City National Corp/CA	12,060	690					$4,238
Comerica Inc	11,781	427		Commercial Services - 0.46%
Commerce Bancshares Inc/MO	16,120	647		Aaron's Inc	1,663		48
Cullen/Frost Bankers Inc	9,365	566		Alliance Data Systems Corp (a)	870		149
East West Bancorp Inc	75,111	1,827		Booz Allen Hamilton Holding Corp	23,589		358
Fifth Third Bancorp	270,145	4,600		Career Education Corp (a)	48,959		107
First Citizens BancShares Inc/NC	2,535	473		CoreLogic Inc/United States (a)	31,909		871
First Horizon National Corp	103,934	1,081		DeVry Inc	22,261		623
First Republic Bank/CA	164,349	6,242		Equifax Inc	4,687		287
Fulton Financial Corp	96,628	1,069		Genpact Ltd	2,221		41
Huntington Bancshares Inc/OH	51,796	371		H&R Block Inc	9,544		265
KeyCorp	219,226	2,185		Iron Mountain Inc	14,006		530
M&T Bank Corp	201,846	20,225		ITT Educational Services Inc (a)	1,070		20
Northern Trust Corp	125,876	6,787		KAR Auction Services Inc	7,776		174
Popular Inc (a)	49,385	1,407		Manpowergroup Inc	4,818		256
Regions Financial Corp	169,202	1,436		Monster Worldwide Inc (a)	13,227		58
Signature Bank/New York NY (a)	3,754	269		Paychex Inc	1,918		70

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Electric (continued)
Quanta Services Inc (a)	12,702	$349		PPL Corp	561,028		$18,727
RR Donnelley & Sons Co	55,778	687		SCANA Corp	169,435		9,184
Service Corp International/US	69,026	1,165		TECO Energy Inc	42,528		814
Total System Services Inc	2,002	47		Westar Energy Inc	25,788		901
Towers Watson & Co	3,711	271		Wisconsin Energy Corp	40,803		1,834
Verisk Analytics Inc (a)	1,878	115		Xcel Energy Inc	446,754		14,202
		$6,491					$98,036
Computers - 1.12%				Electrical Components & Equipment - 0.62%
Brocade Communications Systems Inc (a)	269,115	1,566		Energizer Holdings Inc	6,601		637
Computer Sciences Corp	36,496	1,710		General Cable Corp	50,674		1,747
DST Systems Inc	2,556	177		GrafTech International Ltd (a)	24,210		174
Lexmark International Inc	38,506	1,167		Hubbell Inc	61,396		5,892
NCR Corp (a)	48,360	1,319		Molex Inc	8,771		242
NetApp Inc	240,112	8,378					$8,692
SanDisk Corp (a)	13,165	690
Synopsys Inc (a)	8,625	307		Electronics - 1.73%
Western Digital Corp	8,363	462		Agilent Technologies Inc	199,034		8,248
		$15,776		Amphenol Corp	63,266		4,778
				Avnet Inc (a)	8,559		280
Consumer Products - 0.62%				AVX Corp	42,057		476
Avery Dennison Corp	7,890	328		FLIR Systems Inc	2,549		62
Church & Dwight Co Inc	71,577	4,573		Garmin Ltd	9,254		325
Clorox Co/The	21,567	1,860		Itron Inc (a)	6,291		250
Jarden Corp (a)	44,294	1,993		Jabil Circuit Inc	21,367		380
		$8,754		PerkinElmer Inc	35,637		1,092
				Sensata Technologies Holding NV (a)	179,485		6,004
Distribution & Wholesale - 0.24%				Tech Data Corp (a)	32,188		1,504
Arrow Electronics Inc (a)	6,805	267
				Vishay Intertechnology Inc (a)	68,732		964
Ingram Micro Inc (a)	89,872	1,601
WESCO International Inc (a)	20,893	1,497					$24,363
		$3,365		Engineering & Construction - 0.75%
				AECOM Technology Corp (a)	74,256		2,158
Diversified Financial Services - 3.95%				Chicago Bridge & Iron Co NV ADR	4,269		230
Affiliated Managers Group Inc (a)	1,191	185
				Engility Holdings Inc (a)	4,746		114
Air Lease Corp	42,345	1,165		Fluor Corp	3,907		223
Ameriprise Financial Inc	55,289	4,121		Jacobs Engineering Group Inc (a)	108,914		5,498
CBOE Holdings Inc	1,103	41		KBR Inc	17,777		535
Discover Financial Services	2,897	127		McDermott International Inc (a)	21,967		235
E*Trade Financial Corp (a)	58,190	599
				URS Corp	37,018		1,625
Federated Investors Inc	1,566	36					$10,618
Invesco Ltd	570,098	18,095
Janus Capital Group Inc	17,261	154		Entertainment - 0.09%
Lazard Ltd	161,296	5,468		Dolby Laboratories Inc	1,830		60
Legg Mason Inc	10,497	335		DreamWorks Animation SKG Inc (a)	18,490		357
NASDAQ OMX Group Inc/The	206,818	6,097		International Game Technology	10,883		184
NYSE Euronext	13,568	527		Madison Square Garden Co/The (a)	5,325		321
Raymond James Financial Inc	7,063	292		Penn National Gaming Inc (a)	3,358		197
SLM Corp	883,594	18,246		Regal Entertainment Group	4,730		85
TD Ameritrade Holding Corp	14,484	288					$1,204
		$55,776		Environmental Control - 0.52%
Electric - 6.94%				Clean Harbors Inc (a)	2,170		124
AES Corp/VA	45,178	626		Republic Services Inc	65,878		2,245
Alliant Energy Corp	23,082	1,235		Waste Connections Inc	130,119		4,938
Ameren Corp	21,835	791					$7,307
Calpine Corp (a)	578,943	12,581
CMS Energy Corp	331,306	9,919		Food - 1.75%
DTE Energy Co	29,038	2,117		Campbell Soup Co	7,470		347
Edison International	59,780	3,216		ConAgra Foods Inc	100,515		3,555
				Dean Foods Co (a)	54,110		1,036
Entergy Corp	33,117	2,359		Hain Celestial Group Inc (a)	81,772		5,336
Great Plains Energy Inc	12,447	300
Hawaiian Electric Industries Inc	4,269	121		HJ Heinz Co	7,844		568
Integrys Energy Group Inc	7,568	466		Hormel Foods Corp	5,187		214
MDU Resources Group Inc	10,003	250		Ingredion Inc	118,466		8,530
National Fuel Gas Co	3,857	242		JM Smucker Co/The	19,394		2,002
Northeast Utilities	196,746	8,919		Safeway Inc	13,528		305
				Smithfield Foods Inc (a)	93,157		2,385
NRG Energy Inc	31,757	885
NV Energy Inc	63,862	1,381		Tyson Foods Inc	19,028		469
				WhiteWave Foods Co (a)	915		15
OGE Energy Corp	73,183	5,301
Pepco Holdings Inc	16,808	379					$24,762
Pinnacle West Capital Corp	21,123	1,286

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Forest Products & Paper - 0.98%				Home Furnishings - 0.66%
Domtar Corp	21,098	$1,467		Harman International Industries Inc	18,089		$809
International Paper Co	242,954	11,414		Whirlpool Corp	74,680		8,534
MeadWestvaco Corp	28,328	976					$9,343
		$13,857		Housewares - 0.11%
Gas - 2.22%				Newell Rubbermaid Inc	58,076		1,530
AGL Resources Inc	14,951	656
Atmos Energy Corp	18,069	801
CenterPoint Energy Inc	91,981	2,270		Insurance - 8.33%
				Aflac Inc	23,280		1,267
NiSource Inc	243,428	7,481		Alleghany Corp (a)	1,916		755
Questar Corp	221,337	5,620		Allied World Assurance Co Holdings AG	1,660		151
Sempra Energy	161,161	13,352		American Financial Group Inc/OH	29,065		1,403
UGI Corp	19,811	812		American International Group Inc (a)	13,980		579
Vectren Corp	7,511	282		American National Insurance Co	10,016		942
		$31,274		Aon PLC	91,763		5,538
Hand & Machine Tools - 0.68%				Arch Capital Group Ltd (a)	19,415		1,030
Kennametal Inc	12,319	492		Aspen Insurance Holdings Ltd	6,532		249
Regal-Beloit Corp	3,904	307		Assurant Inc	34,528		1,642
Snap-on Inc	2,752	237		Assured Guaranty Ltd	49,683		1,025
Stanley Black & Decker Inc	115,102	8,612		Axis Capital Holdings Ltd	7,342		328
		$9,648		Brown & Brown Inc	9,744		302
				Cincinnati Financial Corp	13,551		663
Healthcare - Products - 2.11%				CNA Financial Corp	2,431		82
Alere Inc (a)	28,857	741
Boston Scientific Corp (a)	1,317,680	9,869		Endurance Specialty Holdings Ltd	12,919		633
CareFusion Corp (a)	38,805	1,298		Everest Re Group Ltd	84,672		11,429
				Fidelity National Financial Inc	83,431		2,240
Cooper Cos Inc/The	1,796	198		Genworth Financial Inc (a)	26,264		263
DENTSPLY International Inc	9,880	418		Hanover Insurance Group Inc/The	17,438		879
Henry Schein Inc (a)	2,404	217
				Hartford Financial Services Group Inc	777,830		21,849
Hill-Rom Holdings Inc	8,731	297		HCC Insurance Holdings Inc	36,973		1,575
Hologic Inc (a)	560,102	11,409
Hospira Inc (a)	61,933	2,052		Kemper Corp	3,800		121
				Lincoln National Corp	232,503		7,908
Patterson Cos Inc	583	22		Loews Corp	9,680		432
QIAGEN NV (a)	12,725	253		Markel Corp (a)	12,639		6,778
Sirona Dental Systems Inc (a)	4,137	304
				Marsh & McLennan Cos Inc	1,270		48
St Jude Medical Inc	5,931	245		MBIA Inc (a)	98,133		928
Teleflex Inc	10,969	857		Old Republic International Corp	49,230		665
Zimmer Holdings Inc	20,543	1,571		PartnerRe Ltd	74,107		6,991
		$29,751		ProAssurance Corp	5,611		275
Healthcare - Services - 2.42%				Progressive Corp/The	94,299		2,385
Aetna Inc	303,586	17,438		Protective Life Corp	76,356		2,906
Brookdale Senior Living Inc (a)	24,491	632		Reinsurance Group of America Inc	4,602		288
Cigna Corp	51,393	3,401		RenaissanceRe Holdings Ltd	2,692		253
Community Health Systems Inc	34,043	1,551		StanCorp Financial Group Inc	29,114		1,258
Covance Inc (a)	3,892	290		Torchmark Corp	28,787		1,787
Coventry Health Care Inc	8,223	407		Unum Group	16,422		458
DaVita HealthCare Partners Inc (a)	1,440	171		White Mountains Insurance Group Ltd	1,188		687
HCA Holdings Inc	30,707	1,225		Willis Group Holdings PLC	112,607		4,468
Health Management Associates Inc (a)	132,890	1,527		WR Berkley Corp	276,571		12,008
Health Net Inc/CA (a)	34,516	1,015		XL Group PLC	389,920		12,142
Humana Inc	10,106	749					$117,610
LifePoint Hospitals Inc (a)	27,817	1,335
Mednax Inc (a)	3,021	268		Internet - 1.25%
				AOL Inc	24,318		940
Quest Diagnostics Inc	32,527	1,832		Expedia Inc	14,963		835
Tenet Healthcare Corp (a)	45,024	2,043		Liberty Interactive Corp (a)	665,883		14,177
Universal Health Services Inc	5,219	347		Liberty Ventures (a)	5,634		414
		$34,231		Symantec Corp	52,339		1,271
				VeriSign Inc (a)	1,099		51
Holding Companies - Diversified - 0.04%
Leucadia National Corp	16,159	499					$17,688
				Investment Companies - 0.02%
Home Builders - 1.08%				Ares Capital Corp	15,373		279
DR Horton Inc	36,218	945
Lennar Corp	55,089	2,270		Iron & Steel - 1.38%
NVR Inc (a)	49	50
Pulte Group Inc (a)	101,788	2,136		Allegheny Technologies Inc	19,370		523
				Carpenter Technology Corp	160,948		7,236
Thor Industries Inc	3,715	138		Cliffs Natural Resources Inc	14,766		315
Toll Brothers Inc (a)	281,237	9,650
				Commercial Metals Co	19,631		287
		$15,189		Nucor Corp	37,145		1,620
				Reliance Steel & Aluminum Co	124,483		8,100

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Iron & Steel (continued)				Miscellaneous Manufacturing (continued)
Steel Dynamics Inc	16,035	$241		Polypore International Inc (a)	6,520		$273
United States Steel Corp	62,846	1,119		Textron Inc	26,049		671
		$19,441		Trinity Industries Inc	54,820		2,314
Leisure Products & Services - 0.25%							$24,826
Carnival Corp	42,305	1,460		Office & Business Equipment - 0.12%
Royal Caribbean Cruises Ltd	56,449	2,062		Pitney Bowes Inc	48,006		656
		$3,522		Xerox Corp	127,013		1,090
Lodging - 1.14%							$1,746
Marriott International Inc/DE	18,835	811		Oil & Gas - 6.30%
MGM Resorts International (a)	656,350	9,268		Atwood Oceanics Inc (a)	3,639		179
Starwood Hotels & Resorts Worldwide Inc	93,865	6,056		Chesapeake Energy Corp	61,401		1,200
		$16,135		Cimarex Energy Co	5,240		383
				Concho Resources Inc (a)	80,735		6,954
Machinery - Construction & Mining - 0.08%				Denbury Resources Inc (a)	24,262		434
Terex Corp (a)	41,661	1,192
				Diamond Offshore Drilling Inc	11,282		779
				Energen Corp	7,776		368
Machinery - Diversified - 1.19%				EOG Resources Inc	280		34
AGCO Corp	5,868	312		EQT Corp	172,938		12,991
Babcock & Wilcox Co/The	13,340	363		EXCO Resources Inc	58,470		425
CNH Global NV	2,590	106		Forest Oil Corp (a)	11,317		47
Deere & Co	90	8		Helmerich & Payne Inc	4,490		263
Flowserve Corp	26,429	4,179		HollyFrontier Corp	138,483		6,848
Gardner Denver Inc	3,510	264		Marathon Petroleum Corp	108,229		8,481
IDEX Corp	4,086	213		Murphy Oil Corp	19,803		1,230
Manitowoc Co Inc/The	27,389	514		Nabors Industries Ltd	20,483		303
Nordson Corp	408	28		Newfield Exploration Co (a)	28,340		618
Rockwell Automation Inc	65,358	5,541		Noble Energy Inc	18,774		2,127
Xylem Inc/NY	183,898	5,103		Patterson-UTI Energy Inc	13,365		282
Zebra Technologies Corp (a)	4,073	190		Pioneer Natural Resources Co	69,559		8,502
		$16,821		Plains Exploration & Production Co (a)	34,745		1,571
				QEP Resources Inc	31,732		911
Media - 1.78%				Quicksilver Resources Inc (a)	12,357		31
Cablevision Systems Corp	116,957	1,738		Range Resources Corp	96,889		7,123
Charter Communications Inc (a)	10,170	1,025		Rowan Cos PLC (a)	22,891		745
DIRECTV (a)	30,060	1,700		SandRidge Energy Inc (a)	88,288		454
Discovery Communications Inc - C Shares (a)	4,410	313		Southwestern Energy Co (a)	298,294		11,162
DISH Network Corp	62,065	2,432		Tesoro Corp	156,367		8,350
Gannett Co Inc	53,504	1,078		Unit Corp (a)	12,888		541
John Wiley & Sons Inc	2,315	88		Valero Energy Corp	89,981		3,628
Liberty Global Inc - A Shares (a)	19,680	1,424		Whiting Petroleum Corp (a)	6,217		277
Liberty Media Corp (a)	64,519	7,413		WPX Energy Inc (a)	105,634		1,651
Nielsen Holdings NV	10,143	351					$88,892
Scripps Networks Interactive Inc	63,840	4,250
Sirius XM Radio Inc	99,840	325		Oil & Gas Services - 1.00%
Starz - Liberty Capital (a)	15,940	373		Cameron International Corp (a)	140,406		8,642
Thomson Reuters Corp	21,430	718		MRC Global Inc (a)	2,526		76
Time Warner Cable Inc	18,153	1,704		Oil States International Inc (a)	57,069		5,099
Washington Post Co/The	391	173		RPC Inc	714		10
		$25,105		SEACOR Holdings Inc	1,042		75
				Superior Energy Services Inc (a)	9,738		269
Metal Fabrication & Hardware - 0.54%							$14,171
Timken Co	145,987	7,675
				Packaging & Containers - 1.31%
				Ball Corp	35,696		1,575
Mining - 0.14%				Bemis Co Inc	13,244		521
Alcoa Inc	218,248	1,855		Crown Holdings Inc (a)	79,205		3,380
Tahoe Resources Inc (a)	5,750	100
				Greif Inc	2,925		141
		$1,955		Owens-Illinois Inc (a)	3,732		98
Miscellaneous Manufacturing - 1.76%				Packaging Corp of America	134,003		6,373
Carlisle Cos Inc	96,675	6,272		Rock Tenn Co	3,822		383
Colfax Corp (a)	19,034	888		Sealed Air Corp	240,178		5,313
Crane Co	12,296	662		Sonoco Products Co	21,752		762
Dover Corp	75,033	5,176					$18,546
Eaton Corp PLC	22,991	1,412		Pharmaceuticals - 1.43%
Harsco Corp	36,443	795		AmerisourceBergen Corp	95,188		5,151
Ingersoll-Rand PLC	17,444	938		Endo Health Solutions Inc (a)	14,690		538
ITT Corp	67,362	1,859		Forest Laboratories Inc (a)	65,051		2,434
Leggett & Platt Inc	38,548	1,243		McKesson Corp	1,900		201
Parker Hannifin Corp	5,014	444		Mylan Inc/PA (a)	347,589		10,119
Pentair Ltd	34,572	1,879

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Omnicare Inc	22,566	$988		Weingarten Realty Investors	7,958		$271
VCA Antech Inc (a)	13,926	335		Weyerhaeuser Co	118,457		3,614
Warner Chilcott PLC	31,060	447					$150,618
		$20,213		Retail - 2.38%
Pipelines - 0.04%				Abercrombie & Fitch Co	4,856		241
Kinder Morgan Inc/DE	14,990	586		American Eagle Outfitters Inc	3,821		74
				AutoNation Inc (a)	1,511		69
				AutoZone Inc (a)	10,949		4,479
Private Equity - 0.02%
American Capital Ltd (a)	19,717	298		Best Buy Co Inc	16,443		427
				CarMax Inc (a)	9,935		457
				Chico's FAS Inc	4,349		79
Real Estate - 0.17%				Darden Restaurants Inc	1,910		99
Forest City Enterprises Inc (a)	94,595	1,766		Dillard's Inc	2,689		222
Howard Hughes Corp/The (a)	3,800	359		DSW Inc	185		12
Jones Lang LaSalle Inc	2,871	284		Dunkin' Brands Group Inc	10,020		389
		$2,409		Foot Locker Inc	7,361		257
				GameStop Corp	15,400		538
REITS - 10.67%				Kohl's Corp	11,517		542
Alexandria Real Estate Equities Inc	156,979	11,424		Macy's Inc	264,639		11,803
American Campus Communities Inc	12,744	569		PetSmart Inc	49,700		3,392
American Capital Agency Corp	36,082	1,202		PVH Corp	77,350		8,927
American Tower Corp	6,140	516		RadioShack Corp	29,377		93
Annaly Capital Management Inc	165,456	2,637		Sally Beauty Holdings Inc (a)	911		27
Apartment Investment & Management Co	18,198	566		Sears Canada Inc	3,172		30
AvalonBay Communities Inc	123,759	16,465		Sears Hometown and Outlet Stores Inc (a)	717		32
BioMed Realty Trust Inc	11,109	250		Signet Jewelers Ltd	5,259		361
Boston Properties Inc	25,290	2,767		Staples Inc	42,608		564
Brandywine Realty Trust	13,159	196		Wendy's Co/The	60,638		345
BRE Properties Inc	17,303	873		Williams-Sonoma Inc	3,545		190
Camden Property Trust	82,639	5,978					$33,649
CBL & Associates Properties Inc	55,951	1,351
Chimera Investment Corp	94,090	310		Savings & Loans - 0.33%
CommonWealth REIT	40,640	907		First Niagara Financial Group Inc	10,690		102
Corporate Office Properties Trust	7,857	228		Hudson City Bancorp Inc	28,532		237
Corrections Corp of America	6,562	238		New York Community Bancorp Inc	153,276		2,076
DDR Corp	62,606	1,148		People's United Financial Inc	88,295		1,162
Digital Realty Trust Inc	125,279	8,835		TFS Financial Corp (a)	7,490		81
Douglas Emmett Inc	7,641	200		Washington Federal Inc	62,335		1,071
Duke Realty Corp	17,205	303					$4,729
Extra Space Storage Inc	3,678	160
Federal Realty Investment Trust	1,281	150		Semiconductors - 3.41%
				Advanced Micro Devices Inc (a)	35,410		100
General Growth Properties Inc	168,704	3,833
HCP Inc	67,382	3,591		Altera Corp	412,547		13,206
Health Care REIT Inc	33,030	2,476		Analog Devices Inc	17,025		749
Hospitality Properties Trust	22,714	668		Applied Materials Inc	188,379		2,734
				Atmel Corp (a)	27,610		179
Host Hotels & Resorts Inc	81,281	1,485
Kilroy Realty Corp	3,725	211		Avago Technologies Ltd	274,596		8,776
				Cree Inc (a)	7,245		410
Kimco Realty Corp	457,969	10,890		Fairchild Semiconductor International Inc (a)	45,281		584
Liberty Property Trust	259,796	11,169
Macerich Co/The	10,603	743		KLA-Tencor Corp	10,434		566
				Lam Research Corp (a)	331,665		15,329
Mack-Cali Realty Corp	8,041	223		LSI Corp (a)	49,490		324
MFA Financial Inc	699,070	6,480
Mid-America Apartment Communities Inc	199	14		Marvell Technology Group Ltd	27,868		300
National Retail Properties Inc	7,605	302		Maxim Integrated Products Inc	9,073		281
				Micron Technology Inc (a)	57,270		539
Piedmont Office Realty Trust Inc	11,340	233
Plum Creek Timber Co Inc	5,486	283		NVIDIA Corp	38,592		531
				ON Semiconductor Corp (a)	217,533		1,709
Prologis Inc	99,178	4,161		PMC - Sierra Inc (a)	119,510		688
Rayonier Inc	7,974	474		Rovi Corp (a)	28,250		661
Realty Income Corp	19,821	1,011		Silicon Laboratories Inc (a)	1,560		62
Regency Centers Corp	18,959	1,067		Skyworks Solutions Inc (a)	1,894		42
Retail Properties of America Inc	7,934	121		Teradyne Inc (a)	21,678		356
Senior Housing Properties Trust	17,597	500
Silver Bay Realty Trust Corp	54	1					$48,126
SL Green Realty Corp	9,823	891		Shipbuilding - 0.09%
Tanger Factory Outlet Centers	204,904	7,606		Huntington Ingalls Industries Inc	25,070		1,326
Taubman Centers Inc	12,829	1,097
Two Harbors Investment Corp	614,910	7,367
UDR Inc	58,415	1,436		Software - 2.04%
Ventas Inc	227,451	18,112		Activision Blizzard Inc	25,553		382
				Adobe Systems Inc (a)	144,248		6,503
Vornado Realty Trust	34,435	3,015		Akamai Technologies Inc (a)	1,242		55

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Maturity
Software (continued)	REPURCHASE AGREEMENTS - 3.56%	Amount (000's)	Value(000	's)
Allscripts Healthcare Solutions Inc (a)	12,390	$171	Banks- 3.56%
BMC Software Inc (a)	10,170	463	Investment in Joint Trading Account; Credit	$5,912	$5,911
CA Inc	34,969	943	Suisse Repurchase Agreement; 0.14%
Compuware Corp	18,894	227	dated 04/30/2013 maturing 05/01/2013
Dun & Bradstreet Corp/The	11,353	1,004	(collateralized by US Government
Electronic Arts Inc (a)	16,137	284	Securities; $6,029,751; 4.50% - 4.63%;
Fidelity National Information Services Inc	242,583	10,201	dated 02/15/36 - 02/15/40)
Fiserv Inc (a)	2,156	196	Investment in Joint Trading Account; Deutsche	21,282	21,282
Nuance Communications Inc (a)	15,540	296	Bank Repurchase Agreement; 0.15% dated
PTC Inc (a)	333,867	8,016	04/30/2013 maturing 05/01/2013
$28,741	(collateralized by US Government
Securities; $21,707,107; 0.00% - 7.25%;
Telecommunications - 2.81%	dated 07/12/13 - 12/27/32)
Amdocs Ltd	38,980	1,391	Investment in Joint Trading Account; JP	12,414	12,414
CenturyLink Inc	20,260	761	Morgan Repurchase Agreement; 0.14%
Crown Castle International Corp (a)	5,250	404
EchoStar Corp (a)	8,505	334	dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Frontier Communications Corp	169,295	704	Securities; $12,662,479; 0.00% - 8.88%;
Harris Corp	28,074	1,297	dated 06/15/15 - 04/15/30)
JDS Uniphase Corp (a)	42,100	568
Juniper Networks Inc (a)	721,420	11,940	Investment in Joint Trading Account; Merrill	10,641	10,641
Level 3 Communications Inc (a)	17,896	360	Lynch Repurchase Agreement; 0.14%
MetroPCS Communications Inc (a)	18,223	216	dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
Motorola Solutions Inc	3,780	216	$10,853,553; 0.63%; dated 08/31/17)
NII Holdings Inc (a)	36,941	321
Polycom Inc (a)	654,162	6,870	$50,248
SBA Communications Corp (a)	6,000	474	TOTAL REPURCHASE AGREEMENTS	$50,248
Sprint Nextel Corp (a)	1,765,914	12,450	Total Investments	$1,396,846
Telephone & Data Systems Inc	18,228	409	Other Assets in Excess of Liabilities, Net - 1.06%	$14,943
tw telecom inc (a)	21,767	590	TOTAL NET ASSETS - 100.00%	$1,411,789
US Cellular Corp (a)	1,327	51
Virgin Media Inc	2,940	143	(a) Non-Income Producing Security
Windstream Corp	21,828	186
$39,685
Textiles - 0.04%	Portfolio Summary (unaudited)
Cintas Corp	5,366	241	Sector	Percent
Mohawk Industries Inc (a)	3,521	390
Financial	32.71%
$631	Industrial	12.79%
Toys, Games & Hobbies - 0.02%	Consumer, Non-cyclical	12.00%
Hasbro Inc	973	46	Utilities	9 .33%
Mattel Inc	4,791	219	Consumer, Cyclical	7 .69%
$265	Energy	7 .64%
Technology	6 .69%
Transportation - 0.16%	Communications	5 .97%
CH Robinson Worldwide Inc	7,400	439	Basic Materials	4 .08%
Con-way Inc	2,310	78	Diversified	0 .04%
Expeditors International of Washington Inc	1,834	66	Other Assets in Excess of Liabilities, Net	1 .06%
Matson Inc	3,591	85	TOTAL NET ASSETS	100.00%
Ryder System Inc	21,474	1,247
Teekay Corp	1,440	51
Tidewater Inc	4,683	246
$2,212

Trucking & Leasing - 0.13%
GATX Corp	36,548	1,862

Water - 0.17%
American Water Works Co Inc	42,666	1,787
Aqua America Inc	17,232	547
$2,334
TOTAL COMMON STOCKS	$1,346,598

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2013	Long	582	$66,193	$67,378	$1,185
Total	$1,185

Amounts in thousands except contracts
See accompanying notes	301

Schedule of Investments
MidCap Value Fund III
April 30, 2013 (unaudited)

COMMON STOCKS - 96.06%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Beverages (continued)
Interpublic Group of Cos Inc/The	11,104	$154		Molson Coors Brewing Co	3,192		$165
Lamar Advertising Co (a)	454	21					$923
		$175		Biotechnology - 0.07%
Aerospace & Defense - 1.84%				Bio-Rad Laboratories Inc (a)	848		102
Alliant Techsystems Inc	1,398	104		Charles River Laboratories International Inc (a)	745		32
Exelis Inc	251,280	2,807		Life Technologies Corp (a)	4,621		341
L-3 Communications Holdings Inc	74,394	6,045					$475
Triumph Group Inc	41,025	3,277
		$12,233		Building Materials - 0.91%
				Fortune Brands Home & Security Inc	3,702		135
Agriculture - 2.09%				Masco Corp	288,400		5,606
Bunge Ltd	3,587	259		Owens Corning Inc (a)	3,012		127
Lorillard Inc	151,737	6,508		Vulcan Materials Co	3,650		182
Reynolds American Inc	150,400	7,132					$6,050
		$13,899		Chemicals - 2.71%
Airlines - 0.06%				Albemarle Corp	1,640		100
Copa Holdings SA	267	34		Ashland Inc	2,214		189
Delta Air Lines Inc (a)	8,471	145		Cabot Corp	2,673		100
Southwest Airlines Co	16,460	225		CF Industries Holdings Inc	28,146		5,250
		$404		Cytec Industries Inc	1,942		142
				Eastman Chemical Co	1,160		77
Apparel - 1.34%				Huntsman Corp	8,074		152
Hanesbrands Inc	177,700	8,913		Intrepid Potash Inc	1,211		22
				Rockwood Holdings Inc	123,800		8,033
Automobile Manufacturers - 0.94%				RPM International Inc	3,393		110
Oshkosh Corp (a)	150,774	5,919		Westlake Chemical Corp	46,077		3,831
PACCAR Inc	6,823	340		WR Grace & Co (a)	307		24
		$6,259					$18,030
Automobile Parts & Equipment - 1.32%				Coal - 0.06%
Delphi Automotive PLC	154,000	7,116		Consol Energy Inc	5,598		189
Lear Corp	2,812	163		Peabody Energy Corp	6,790		136
TRW Automotive Holdings Corp (a)	2,873	173		Walter Energy Inc	2,638		47
Visteon Corp (a)	22,625	1,330					$372
WABCO Holdings Inc (a)	185	13
				Commercial Services - 1.94%
		$8,795		Aaron's Inc	769		22
Banks - 6.53%				Booz Allen Hamilton Holding Corp	1,035		16
Associated Banc-Corp	7,341	105		CoreLogic Inc/United States (a)	126,944		3,463
Bank of Hawaii Corp	1,922	92		DeVry Inc	2,763		77
BankUnited Inc	1,495	38		Equifax Inc	483		30
BOK Financial Corp	1,108	69		Genpact Ltd	1,026		19
Capital One Financial Corp	147,000	8,494		H&R Block Inc	4,405		122
CapitalSource Inc	8,789	79		KAR Auction Services Inc	1,227		28
CIT Group Inc (a)	5,583	237		Manpowergroup Inc	2,228		118
City National Corp/CA	1,967	113		Paychex Inc	886		32
Comerica Inc	5,446	197		Quanta Services Inc (a)	5,863		161
Commerce Bancshares Inc/MO	3,394	136		Rent-A-Center Inc/TX	111,200		3,884
East West Bancorp Inc	3,998	97		RR Donnelley & Sons Co	7,615		94
Fifth Third Bancorp	1,031,003	17,557		Service Corp International/US	6,109		103
First Horizon National Corp	10,675	111		Total System Services Inc	194,226		4,588
First Republic Bank/CA	2,822	107		Towers Watson & Co	1,711		125
Fulton Financial Corp	8,482	94		Verisk Analytics Inc (a)	866		53
Huntington Bancshares Inc/OH	457,760	3,283					$12,935
KeyCorp	26,391	263		Computers - 3.40%
M&T Bank Corp	44,648	4,474		Brocade Communications Systems Inc (a)	424,456		2,470
Northern Trust Corp	6,054	326
Popular Inc (a)	4,425	126		Computer Sciences Corp	58,921		2,761
Regions Financial Corp	775,183	6,581		DST Systems Inc	28,380		1,963
Signature Bank/New York NY (a)	1,733	124		Lexmark International Inc	2,684		81
				NetApp Inc	102,905		3,590
SunTrust Banks Inc	14,993	439		SanDisk Corp (a)	6,072		318
Synovus Financial Corp	33,211	89		Synopsys Inc (a)	160,088		5,695
Valley National Bancorp	8,185	74
Zions Bancorporation	5,128	126		Western Digital Corp	103,489		5,721
		$43,431					$22,599
				Consumer Products - 0.68%
Beverages - 0.14%				Avery Dennison Corp	95,895		3,975
Beam Inc	3,927	254
Coca-Cola Enterprises Inc	7,798	286		Church & Dwight Co Inc	2,253		144
Constellation Brands Inc (a)	4,425	218		Clorox Co/The	3,692		318

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products (continued)				Engineering & Construction (continued)
Jarden Corp (a)	2,571	$116		Chicago Bridge & Iron Co NV ADR	1,971		$106
		$4,553		Engility Holdings Inc (a)	686		16
				Fluor Corp	1,805		103
Distribution & Wholesale - 0.04%				Jacobs Engineering Group Inc (a)	3,648		184
Arrow Electronics Inc (a)	3,049	120
WESCO International Inc (a)	1,839	132		KBR Inc	4,076		123
				McDermott International Inc (a)	10,140		108
		$252		URS Corp	2,136		94
Diversified Financial Services - 3.97%							$865
Affiliated Managers Group Inc (a)	546	85
				Entertainment - 1.25%
Ameriprise Financial Inc	93,923	7,000		Dolby Laboratories Inc	844		28
CBOE Holdings Inc	509	19		International Game Technology	473,831		8,031
Discover Financial Services	233,500	10,213		Madison Square Garden Co/The (a)	2,458		148
Federated Investors Inc	725	17		Penn National Gaming Inc (a)	1,512		89
Invesco Ltd	12,586	400		Regal Entertainment Group	2,188		39
Janus Capital Group Inc	7,962	71					$8,335
Legg Mason Inc	3,262	104
NASDAQ OMX Group Inc/The	4,918	145		Environmental Control - 0.05%
NYSE Euronext	6,271	243		Republic Services Inc	7,557		257
Raymond James Financial Inc	3,262	135		Waste Connections Inc	2,894		110
SLM Corp	379,378	7,834					$367
TD Ameritrade Holding Corp	6,693	133
		$26,399		Food - 1.09%
				ConAgra Foods Inc	80,357		2,842
Electric - 6.55%				HJ Heinz Co	3,618		262
AES Corp/VA	15,732	218		Hormel Foods Corp	2,397		99
Alliant Energy Corp	4,327	232		Ingredion Inc	1,817		131
Ameren Corp	57,369	2,079		JM Smucker Co/The	33,391		3,447
Calpine Corp (a)	9,494	206		Safeway Inc	6,244		141
CMS Energy Corp	6,460	194		Smithfield Foods Inc (a)	4,159		106
DTE Energy Co	44,194	3,221		Tyson Foods Inc	8,793		217
Edison International	143,768	7,735		WhiteWave Foods Co (a)	422		7
Entergy Corp	4,414	314					$7,252
Great Plains Energy Inc	5,752	139
Integrys Energy Group Inc	1,950	120		Forest Products & Paper - 1.52%
MDU Resources Group Inc	4,624	115		Domtar Corp	1,447		101
National Fuel Gas Co	1,785	112		International Paper Co	209,229		9,830
Northeast Utilities	7,815	354		MeadWestvaco Corp	4,275		147
NRG Energy Inc	146,448	4,081					$10,078
NV Energy Inc	318,173	6,882		Gas - 2.00%
OGE Energy Corp	2,448	177		AGL Resources Inc	2,957		130
Pepco Holdings Inc	5,668	128		Atmos Energy Corp	4,098		182
Pinnacle West Capital Corp	158,783	9,671		CenterPoint Energy Inc	271,008		6,689
PPL Corp	14,456	483		NiSource Inc	7,649		235
SCANA Corp	2,910	158		Questar Corp	3,443		87
TECO Energy Inc	5,188	99		Sempra Energy	6,006		498
Westar Energy Inc	5,743	201		UGI Corp	2,789		114
Wisconsin Energy Corp	5,744	258		Vectren Corp	142,164		5,339
Xcel Energy Inc	201,424	6,403					$13,274
		$43,580
				Hand & Machine Tools - 1.17%
Electrical Components & Equipment - 1.40%				Kennametal Inc	3,444		138
Energizer Holdings Inc	1,874	181		Regal-Beloit Corp	1,802		142
General Cable Corp	2,012	69		Snap-on Inc	1,272		109
GrafTech International Ltd (a)	5,074	37		Stanley Black & Decker Inc	98,396		7,361
Hubbell Inc	16,293	1,563					$7,750
Molex Inc	271,254	7,479
		$9,329		Healthcare - Products - 1.49%
				Boston Scientific Corp (a)	33,829		253
Electronics - 0.11%				CareFusion Corp (a)	6,340		212
Avnet Inc (a)	3,948	129		Cooper Cos Inc/The	829		92
AVX Corp	1,988	22		DENTSPLY International Inc	3,379		143
FLIR Systems Inc	1,178	29		Henry Schein Inc (a)	1,109		100
Garmin Ltd	4,268	150		Hill-Rom Holdings Inc	2,617		89
Itron Inc (a)	1,710	68		Hologic Inc (a)	6,509		133
Jabil Circuit Inc	6,511	116		Hospira Inc (a)	4,116		136
PerkinElmer Inc	3,232	99		Patterson Cos Inc	269		10
Tech Data Corp (a)	1,604	75		QIAGEN NV (a)	5,870		117
Vishay Intertechnology Inc (a)	5,581	78		Sirona Dental Systems Inc (a)	1,911		141
		$766		St Jude Medical Inc	197,036		8,122
Engineering & Construction - 0.13%				Zimmer Holdings Inc	4,529		346
AECOM Technology Corp (a)	4,501	131					$9,894

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services - 2.96%				Internet - 0.84%
Cigna Corp	271,767	$17,983		AOL Inc	2,543		$98
Community Health Systems Inc	2,537	116		Expedia Inc	1,383		77
Covance Inc (a)	1,492	111		Liberty Interactive Corp (a)	13,739		293
Coventry Health Care Inc	3,801	188		Symantec Corp	208,529		5,067
HCA Holdings Inc	2,450	98		VeriSign Inc (a)	506		24
Health Management Associates Inc (a)	11,033	127					$5,559
Humana Inc	4,661	345
LifePoint Hospitals Inc (a)	2,100	101		Investment Companies - 0.02%
Mednax Inc (a)	1,396	124		Ares Capital Corp	7,096		129
Quest Diagnostics Inc	3,938	222
Tenet Healthcare Corp (a)	2,410	109		Iron & Steel - 0.14%
Universal Health Services Inc	2,407	160		Cliffs Natural Resources Inc	4,499		96
		$19,684		Commercial Metals Co	4,950		73
				Nucor Corp	8,944		390
Holding Companies - Diversified - 0.03%				Reliance Steel & Aluminum Co	2,120		138
Leucadia National Corp	7,453	230		Steel Dynamics Inc	7,402		111
				United States Steel Corp	6,082		108
Home Builders - 1.04%							$916
DR Horton Inc	6,363	166
Lennar Corp	4,579	189		Leisure Products & Services - 1.24%
NVR Inc (a)	1,323	1,363		Royal Caribbean Cruises Ltd	226,250		8,265
Pulte Group Inc (a)	236,405	4,962
Thor Industries Inc	1,715	64		Lodging - 0.03%
Toll Brothers Inc (a)	4,124	141		Marriott International Inc/DE	796		34
		$6,885		MGM Resorts International (a)	9,778		138
Home Furnishings - 0.43%							$172
Harman International Industries Inc	2,977	133		Machinery - Construction & Mining - 0.02%
Whirlpool Corp	24,094	2,754		Terex Corp (a)	4,663		133
		$2,887
Housewares - 0.03%				Machinery - Diversified - 0.48%
Newell Rubbermaid Inc	8,202	216		AGCO Corp	2,712		144
				CNH Global NV	1,196		49
Insurance - 6.41%				Flowserve Corp	166		26
Alleghany Corp (a)	420	165		Gardner Denver Inc	1,392		105
Allied World Assurance Co Holdings AG	70,066	6,363		IDEX Corp	1,890		98
American Financial Group Inc/OH	2,298	111		Manitowoc Co Inc/The	1,330		25
				Nordson Corp	187		13
American National Insurance Co	288	27		Xylem Inc/NY	94,614		2,626
Aon PLC	8,387	506		Zebra Technologies Corp (a)	1,880		88
Arch Capital Group Ltd (a)	3,379	179
Aspen Insurance Holdings Ltd	3,020	115					$3,174
Assurant Inc	2,341	111		Media - 0.54%
Axis Capital Holdings Ltd	2,905	130		DISH Network Corp	1,887		74
Brown & Brown Inc	4,502	140		Gannett Co Inc	142,629		2,876
Chubb Corp/The	49,000	4,315		John Wiley & Sons Inc	1,069		41
Cincinnati Financial Corp	4,100	201		Liberty Media Corp (a)	2,513		289
CNA Financial Corp	1,122	38		Nielsen Holdings NV	3,856		133
Everest Re Group Ltd	17,991	2,429		Starz - Liberty Capital (a)	4,206		98
Fidelity National Financial Inc	6,255	168		Washington Post Co/The	179		79
Genworth Financial Inc (a)	12,139	122					$3,590
Hartford Financial Services Group Inc	12,377	348
HCC Insurance Holdings Inc	2,921	124		Metal Fabrication & Hardware - 0.02%
Lincoln National Corp	86,454	2,941		Timken Co	2,190		115
Markel Corp (a)	239	128
PartnerRe Ltd	1,720	162		Mining - 0.04%
ProAssurance Corp	2,588	127		Alcoa Inc	26,242		223
Progressive Corp/The	17,160	434		Tahoe Resources Inc (a)	2,652		46
Protective Life Corp	77,788	2,960					$269
Reinsurance Group of America Inc	50,157	3,137
RenaissanceRe Holdings Ltd	1,242	117		Miscellaneous Manufacturing - 5.24%
StanCorp Financial Group Inc	1,909	82		Carlisle Cos Inc	1,623		105
Torchmark Corp	2,622	163		Crane Co	34,912		1,879
Unum Group	7,575	211		Dover Corp	4,845		334
Validus Holdings Ltd	45,100	1,741		Eaton Corp PLC	130,350		8,005
Willis Group Holdings PLC	144,200	5,722		Ingersoll-Rand PLC	77,868		4,189
WR Berkley Corp	3,115	135		ITT Corp	102,271		2,823
XL Group PLC	287,278	8,946		Leggett & Platt Inc	3,955		128
		$42,598		Parker Hannifin Corp	26,641		2,359
				Pentair Ltd	145,936		7,932
				SPX Corp	90,700		6,758

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Real Estate - 0.04%
Textron Inc	7,334	$189		Forest City Enterprises Inc (a)	6,326		$118
Trinity Industries Inc	3,390	143		Jones Lang LaSalle Inc	1,324		131
		$34,844					$249
Office & Business Equipment - 0.05%				REITS - 6.53%
Pitney Bowes Inc	2,620	36		Alexandria Real Estate Equities Inc	1,880		137
Xerox Corp	36,602	314		American Campus Communities Inc	2,820		126
		$350		American Capital Agency Corp	9,880		329
				Annaly Capital Management Inc	24,136		385
Oil & Gas - 6.73%				Apartment Investment & Management Co	1,738		54
Atwood Oceanics Inc (a)	25,110	1,232
				AvalonBay Communities Inc	2,851		379
Chesapeake Energy Corp	16,446	321		BioMed Realty Trust Inc	5,124		115
Cimarex Energy Co	31,019	2,270		Boston Properties Inc	25,569		2,798
Denbury Resources Inc (a)	11,213	201
				Brandywine Realty Trust	6,081		91
Diamond Offshore Drilling Inc	1,935	134		BRE Properties Inc	2,363		119
Energen Corp	3,047	145		Camden Property Trust	23,718		1,716
EQT Corp	3,770	283		CBL & Associates Properties Inc	4,502		109
Helmerich & Payne Inc	64,374	3,774		Chimera Investment Corp	43,398		143
HollyFrontier Corp	110,824	5,480		Corporate Office Properties Trust	3,624		105
Marathon Petroleum Corp	89,341	7,001		Corrections Corp of America	3,027		110
Murphy Oil Corp	5,562	345		DDR Corp	7,194		132
Nabors Industries Ltd	8,191	121		Douglas Emmett Inc	3,480		91
Noble Energy Inc	3,447	391		Duke Realty Corp	7,950		140
Patterson-UTI Energy Inc	106,464	2,245		Essex Property Trust Inc	17,410		2,734
Plains Exploration & Production Co (a)	3,711	168
				Extra Space Storage Inc	179,260		7,812
QEP Resources Inc	5,018	144		Federal Realty Investment Trust	30,392		3,556
Rowan Cos PLC (a)	3,505	114
SandRidge Energy Inc (a)	20,663	106		General Growth Properties Inc	13,158		299
				HCP Inc	12,732		679
Seadrill Ltd	183,900	7,078		Health Care REIT Inc	6,456		484
Southwestern Energy Co (a)	5,617	210
				Hospitality Properties Trust	4,231		124
Tesoro Corp	79,370	4,238		Host Hotels & Resorts Inc	21,778		398
Unit Corp (a)	2,050	86
				Kilroy Realty Corp	1,718		97
Valero Energy Corp	207,809	8,379		Kimco Realty Corp	12,322		293
Whiting Petroleum Corp (a)	2,872	128
WPX Energy Inc (a)	8,392	131		Liberty Property Trust	3,137		135
				Macerich Co/The	3,304		232
		$44,725		Mack-Cali Realty Corp	3,709		103
Oil & Gas Services - 0.05%				MFA Financial Inc	15,360		142
Cameron International Corp (a)	1,631	101		Mid-America Apartment Communities Inc	90		6
MRC Global Inc (a)	380	11		National Retail Properties Inc	3,507		139
Oil States International Inc (a)	344	31		Piedmont Office Realty Trust Inc	5,231		107
RPC Inc	329	4		Post Properties Inc	21,260		1,051
SEACOR Holdings Inc	481	35		Prologis Inc	11,400		478
Superior Energy Services Inc (a)	4,499	124		Rayonier Inc	1,076		64
		$306		Realty Income Corp	52,641		2,683
				Regency Centers Corp	1,497		84
Packaging & Containers - 1.09%				Retail Properties of America Inc	3,663		56
Bemis Co Inc	168,152	6,617		Senior Housing Properties Trust	5,693		162
Crown Holdings Inc (a)	3,193	136		SL Green Realty Corp	2,221		202
Greif Inc	1,350	65		Taubman Centers Inc	65,830		5,629
Owens-Illinois Inc (a)	1,726	45		UDR Inc	6,108		150
Packaging Corp of America	328	16		Ventas Inc	8,752		697
Rock Tenn Co	1,765	177		Vornado Realty Trust	4,627		405
Sealed Air Corp	4,757	105		Weingarten Realty Investors	3,671		125
Sonoco Products Co	2,835	99		Weyerhaeuser Co	235,868		7,197
		$7,260					$43,402
Pharmaceuticals - 3.47%				Retail - 3.02%
Cardinal Health Inc	188,800	8,349		Abercrombie & Fitch Co	2,245		111
Forest Laboratories Inc (a)	7,590	284		American Eagle Outfitters Inc	1,767		34
Mylan Inc/PA (a)	1,390	40		AutoNation Inc (a)	34,697		1,579
Omnicare Inc	326,821	14,305		Best Buy Co Inc	7,600		198
VCA Antech Inc (a)	3,695	89		CarMax Inc (a)	4,591		211
		$23,067		Chico's FAS Inc	2,013		37
Pipelines - 0.50%				Dillard's Inc	1,242		102
ONEOK Inc	65,200	3,349		DSW Inc	83		5
				Foot Locker Inc	172,763		6,025
				GameStop Corp	3,575		125
Private Equity - 0.56%				Gap Inc/The	41,170		1,564
American Capital Ltd (a)	248,162	3,755		Kohl's Corp	5,317		250
				L Brands Inc	131,900		6,649
				Macy's Inc	58,255		2,598

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Transportation - 0.61%
PVH Corp	260	$30		Con-way Inc	1,065		$36
Sally Beauty Holdings Inc (a)	420	13		Expeditors International of Washington Inc	847		30
Sears Hometown and Outlet Stores Inc (a)	330	15		Golar LNG Ltd	111,500		3,726
Signet Jewelers Ltd	2,443	168		Matson Inc	1,656		39
Staples Inc	19,668	260		Ryder System Inc	2,165		126
Williams-Sonoma Inc	1,637	88		Tidewater Inc	2,164		114
		$20,062					$4,071
Savings & Loans - 2.63%				Water- 0.63%
First Niagara Financial Group Inc	460,500	4,379		American Water Works Co Inc	97,042		4,064
Hudson City Bancorp Inc	13,161	109		Aqua America Inc	3,033		96
New York Community Bancorp Inc	537,158	7,279					$4,160
People's United Financial Inc	425,689	5,602		TOTAL COMMON STOCKS			$638,719
TFS Financial Corp (a)	3,458	38		Maturity
Washington Federal Inc	4,514	77		REPURCHASE AGREEMENTS - 3.12%	Amount (000's)		Value(000	's)
		$17,484
				Banks- 3.12%
Semiconductors - 1.94%				Investment in Joint Trading Account; Credit	$2,442		$2,443
Analog Devices Inc	7,852	345		Suisse Repurchase Agreement; 0.14%
Applied Materials Inc	34,478	500		dated 04/30/2013 maturing 05/01/2013
Avago Technologies Ltd	577	18		(collateralized by US Government
Cree Inc (a)	3,341	189		Securities; $2,490,831; 4.50% - 4.63%;
Fairchild Semiconductor International Inc (a)	5,481	71		dated 02/15/36 - 02/15/40)
KLA-Tencor Corp	73,493	3,987		Investment in Joint Trading Account; Deutsche	8,791		8,790
Lam Research Corp (a)	2,768	128		Bank Repurchase Agreement; 0.15% dated
Marvell Technology Group Ltd	144,079	1,551		04/30/2013 maturing 05/01/2013
Maxim Integrated Products Inc	4,191	130		(collateralized by US Government
Microchip Technology Inc	144,200	5,252		Securities; $8,966,988; 0.00% - 7.25%;
Micron Technology Inc (a)	24,433	230		dated 07/12/13 - 12/27/32)
NVIDIA Corp	17,801	245		Investment in Joint Trading Account; JP	5,128		5,128
ON Semiconductor Corp (a)	19,208	151		Morgan Repurchase Agreement; 0.14%
Skyworks Solutions Inc (a)	874	19		dated 04/30/2013 maturing 05/01/2013
Teradyne Inc (a)	6,925	114		(collateralized by US Government
		$12,930		Securities; $5,230,744; 0.00% - 8.88%;
				dated 06/15/15 - 04/15/30)
Shipbuilding - 0.02%				Investment in Joint Trading Account; Merrill	4,396		4,396
Huntington Ingalls Industries Inc	2,124	112		Lynch Repurchase Agreement; 0.14%
				dated 04/30/2013 maturing 05/01/2013
Software - 2.06%				(collateralized by US Government Security;
Activision Blizzard Inc	11,795	176		$4,483,499; 0.63%; dated 08/31/17)
Akamai Technologies Inc (a)	574	25					$20,757
CA Inc	474,970	12,810		TOTAL REPURCHASE AGREEMENTS			$20,757
Compuware Corp	8,714	105		Total Investments			$659,476
Dun & Bradstreet Corp/The	564	50		Other Assets in Excess of Liabilities, Net - 0.82%			$5,477
Electronic Arts Inc (a)	7,450	131		TOTAL NET ASSETS - 100.00%			$664,953
Fidelity National Information Services Inc	6,989	294
Fiserv Inc (a)	995	91
		$13,682		(a) Non-Income Producing Security
Telecommunications - 0.25%
Amdocs Ltd	4,700	168
EchoStar Corp (a)	1,184	46		Portfolio Summary (unaudited)
Frontier Communications Corp	26,874	112		Sector			Percent
Harris Corp	3,378	156		Financial			29.81%
Juniper Networks Inc (a)	13,026	216		Consumer, Non-cyclical			13.93%
MetroPCS Communications Inc (a)	8,406	99		Industrial			13.09%
Polycom Inc (a)	7,531	79		Consumer, Cyclical			12.28%
Sprint Nextel Corp (a)	83,038	585		Utilities			9 .18%
Telephone & Data Systems Inc	4,011	90		Technology			7 .45%
US Cellular Corp (a)	613	24		Energy			7 .34%
Windstream Corp	10,088	86		Basic Materials			4 .41%
		$1,661		Communications			1 .66%
				Diversified			0 .03%
Textiles - 0.87%				Other Assets in Excess of Liabilities, Net			0 .82%
Cintas Corp	2,477	111
Mohawk Industries Inc (a)	51,425	5,702		TOTAL NET ASSETS			100.00%
		$5,813

Toys, Games & Hobbies - 0.67%
Hasbro Inc	91,349	4,327
Mattel Inc	2,210	101
		$4,428

See accompanying notes

Schedule of Investments
MidCap Value Fund III
April 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2013	Long	228	$25,684	$26,396	$712
Total					$712
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 4.00%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.00%				BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	4,300,000	$4,300		Other Asset Backed Securities - 1.66%
Portfolio				CNH Equipment Trust 2013-A
DWS Money Market Series	12,350,000	12,350		0.23%, 03/15/2014(a)	$4,624		$4,624
STIT - Liquid Assets Portfolio	26,100,000	26,100		GE Equipment Midticket LLC
		$42,750		0.23%, 08/22/2013	581		581
TOTAL INVESTMENT COMPANIES		$42,750		GE Equipment Transportation LLC Series
	Principal			2012-2
BONDS- 13.94%	Amount (000's)	Value(000	's)	0.26%, 10/24/2013(a)	1,759		1,759
				Great America Leasing Receivables
Automobile Asset Backed Securities - 5.23%				0.24%, 02/18/2014(a),(b)	3,984		3,984
AmeriCredit Automobile Receivables Trust				Macquarie Equipment Funding Trust 2012-A
0.25%, 04/08/2014(a)	$6,000	$6,000		0.29%, 10/21/2013(a),(b)	1,061		1,062
ARI Fleet Lease Trust				Volvo Financial Equipment LLC Series 2013-1
0.26%, 04/15/2014(a),(b)	5,000	5,000

BMW Vehicle Lease Trust 2013-1				0.26%, 04/15/2014(a),(b)	5,671		5,671
0.20%, 01/21/2014(a)	3,687	3,687
							$17,681
CarMax Auto Owner Trust 2012-3				TOTAL BONDS			$148,798
0.23%, 10/15/2013(a)	136	136
Enterprise Fleet Financing LLC					Principal
0.33%, 09/20/2013 (a),(b)	1,633	1,633		MUNICIPAL BONDS - 7.64%	Amount (000's)	Value	(000	's)
Ford Credit Auto Lease Trust 2013-A				California - 2.81%
0.23%, 03/15/2014(a),(b)	5,680	5,680		California Statewide Communities
Ford Credit Auto Owner Trust				Development Authority (credit support from
0.22%, 12/15/2013(a),(b)	121	121		Fannie Mae)
Harley-Davidson Motorcycle Trust				0.18%, 05/07/2013	$100		$100
0.23%, 05/15/2014(a)	5,900	5,900		Kern Water Bank Authority (credit support
Honda Auto Receivables Owner Trust				from Wells Fargo)
0.24%, 05/16/2014(a)	5,500	5,500		0.20%, 05/07/2013	5,120		5,120
Hyundai Auto Lease Securitization Trust				San Jose Redevelopment Agency (credit
2013-A				support from JP Morgan Chase & Co)
0.23%, 03/17/2014(a),(b)	4,739	4,739		0.18%, 05/07/2013	24,810		24,810
Hyundai Auto Receivables Trust 2013-A							$30,030
0.20%, 02/18/2014(a)	2,657	2,657
Mercedes-Benz Auto Lease Trust				Colorado - 0.70%
0.27%, 05/15/2014(a)	9,900	9,900		City of Colorado Springs CO Utilities System
Mercedes-Benz Auto Receivables Trust				Revenue (credit support from Bank of
0.23%, 09/16/2013(a)	21	21		America)
Nissan Auto Lease Trust				0.20%, 05/07/2013	6,100		6,100
0.25%, 10/15/2013(a)	783	783		County of Kit Carson CO (credit support from
Santander Drive Auto Receivables Trust 2013-				Wells Fargo)
1				0.24%, 05/07/2013	1,390		1,390
0.26%, 01/15/2014	2,206	2,206					$7,490
Volkswagen Auto Loan Enhanced Trust 2012-				Georgia - 0.17%
2				Savannah College of Art & Design Inc (credit
0.23%, 10/21/2013(a)	1,839	1,839		support from Bank of America)
		$55,802		0.21%, 05/07/2013	1,800		1,800
Banks- 2.17%
JP Morgan Chase Bank NA				Illinois - 1.36%
0.34%, 07/09/2013(a)	8,000	8,000		Memorial Health System/IL (credit support
0.40%, 05/21/2014(a)	8,000	8,000		from JP Morgan Chase & Co)
Wells Fargo Bank NA				0.24%, 05/07/2013	14,495		14,495
0.35%, 05/23/2014(a)	7,200	7,200
		$23,200		Indiana - 0.29%
Diversified Financial Services - 2.41%				Ball State University Foundation Inc (credit
Corporate Finance Managers Inc				support from US Bank)
0.20%, 05/07/2013	10,700	10,700		0.20%, 05/01/2013	3,150		3,150
MetLife Inc
0.49%, 08/16/2013(a),(c)	15,000	15,000
				Maryland - 0.43%
		$25,700		City of Baltimore MD (credit support from
Healthcare - Services - 0.97%				State Street Bank & Trust)
Portland Clinic LLP/The				0.17%, 05/07/2013	4,600		4,600
0.19%, 05/07/2013	10,415	10,415
				Minnesota - 0.20%
Insurance - 1.50%				City of St Paul MN (credit support from US
New York Life Global				Bank)
0.30%, 07/26/2013(a),(c)	16,000	16,000		0.20%, 05/07/2013	2,100		2,100

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)
New Mexico - 0.34%				Banks (continued)
City of Las Cruces NM (credit support from				Manhattan Asset Funding Co LLC
Wells Fargo)				(continued)
0.20%, 05/07/2013	$3,600	$3,600		0.20%, 06/26/2013(b)	$6,000		$5,998
				0.21%, 05/21/2013(b)	7,500		7,499
				Mitsubishi UFJ Trust & Banking Corp/NY
New York - 0.50%				0.21%, 06/07/2013(b)	6,400		6,399
Housing Development Corp/NY (credit				0.22%, 05/08/2013(b)	7,400		7,400
support from Landesbank Hessen Thueringen)				0.22%, 05/28/2013(b)	7,900		7,899
0.21%, 05/07/2013	5,300	5,300		Mizuho Funding LLC (credit support from
				Mizuho Corp Bank)
Oklahoma - 0.41%				0.18%, 05/22/2013(b)	7,800		7,799
Oklahoma University Hospital (credit support				0.23%, 05/20/2013(b)	7,000		6,999
from Bank of America)				National Australia Funding Delaware
0.21%, 05/07/2013	4,400	4,400		Inc (credit support from National Australia
				Bank)
				0.27%, 05/01/2013(b)	8,700		8,700
Rhode Island - 0.35%				Oversea-Chinese Banking Corp Ltd
Rhode Island Student Loan Authority (credit				0.21%, 07/01/2013(d)	8,700		8,697
support from State Street Bank & Trust)				0.22%, 07/18/2013(d)	7,000		6,997
0.15%, 05/07/2013	3,700	3,700		0.22%, 08/05/2013(d)	8,000		7,995
				Skandinaviska Enskilda Banken AB
Washington - 0.08%				0.22%, 07/02/2013(b),(d)	6,000		5,998
Washington State Housing Finance				0.22%, 07/22/2013(b),(d)	8,000		7,996
Commission (credit support from Fannie Mae)				0.24%, 08/07/2013(b),(d)	7,000		6,995
0.18%, 05/07/2013	625	625		Societe Generale North America Inc (credit
0.19%, 05/07/2013	240	240		support from Societe Generale)
Washington State Housing Finance				0.28%, 05/31/2013	8,200		8,198
Commission (credit support from US Bank)				Standard Chartered Bank/New York
0.29%, 05/07/2013	5	5		0.22%, 07/03/2013(b)	6,000		5,998
		$870		0.26%, 05/22/2013(b)	7,000		6,999
TOTAL MUNICIPAL BONDS		$81,535		Sumitomo Mitsui Banking Corp
	Principal			0.22%, 07/29/2013(b),(d)	6,000		5,997
COMMERCIAL PAPER - 62.76%	Amount (000's)	Value(000	's)	0.23%, 06/19/2013(b),(d)	6,900		6,898
				0.23%, 07/03/2013(b),(d)	6,500		6,497
Automobile Manufacturers - 1.68%				0.23%, 07/08/2013(b),(d)	7,200		7,197
Toyota Motor Credit Corp				UBS Finance Delaware LLC (credit support
0.22%, 05/17/2013	$8,000	$7,999		from UBS AG)
0.24%, 06/12/2013	8,000	7,998		0.23%, 07/05/2013	7,000		6,997
0.24%, 07/02/2013	2,000	1,999					$252,825
		$17,996
				Beverages - 1.83%
Banks- 23.68%				Anheuser-Busch InBev Worldwide Inc (credit
Bank of Nova Scotia/New York				support from Anheuser-Busch InBev SA/NV
0.25%, 05/02/2013	8,300	8,300		Anheuser-Busch Companies, Inc., BrandBrew
Bank of Tokyo-Mitsubishi UFJ Ltd/New York				S.A., Cobrew NV/SA)
NY				0.17%, 05/30/2013(b)	8,000		7,999
0.16%, 05/10/2013	5,000	5,000		0.19%, 05/20/2013(b)	4,500		4,500
Barclays US Funding Corp (credit support				Coca-Cola Co/The
from Barclays Bank)				0.23%, 05/14/2013(b)	7,000		6,999
0.23%, 06/04/2013	3,800	3,799					$19,498
Commonwealth Bank of Australia
0.23%, 10/22/2013(b),(d)	8,100	8,091		Consumer Products - 0.64%
0.28%, 05/15/2013(b),(d)	6,500	6,499		Reckitt Benckiser Treasury Services
DBS Bank Ltd				PLC (credit support from Reckitt Benckiser
0.21%, 07/19/2013(b),(d)	6,000	5,997		Group)
Deutsche Bank Financial LLC (credit support				0.40%, 08/05/2013(b)	6,850		6,843
from Deutsche Bank)
0.16%, 05/20/2013	6,000	5,999		Diversified Financial Services - 23.98%
0.24%, 07/29/2013	7,500	7,495		Alpine Securitization Corp
DNB Bank ASA				0.16%, 05/21/2013(b)	5,500		5,500
0.22%, 05/10/2013(b),(d)	7,400	7,400
				0.16%, 05/24/2013(b)	8,000		7,999
0.22%, 05/29/2013(b),(d)	3,500	3,499
				0.18%, 05/09/2013(b)	6,500		6,500
HSBC USA Inc				BNP Paribas Finance Inc (credit support from
0.25%, 05/28/2013	7,000	6,999		BNP Paribas)
0.25%, 06/04/2013	6,000	5,999		0.22%, 06/11/2013	7,000		6,998
JP Morgan Chase & Co				0.23%, 06/12/2013	2,500		2,499
0.25%, 06/28/2013	7,000	6,997		CAFCO LLC
Manhattan Asset Funding Co LLC				0.26%, 05/23/2013(b)	8,000		7,999
0.20%, 05/13/2013(b)	6,100	6,100
0.20%, 06/10/2013(b)	6,500	6,499		Collateralized Commercial Paper Co LLC
				0.18%, 07/01/2013	6,000		5,998

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2013 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)
Diversified Financial Services (continued)				Insurance (continued)
Collateralized Commercial Paper II Co LLC				Prudential PLC
0.25%, 05/01/2013(b)	$9,000	$9,000		0.22%, 07/11/2013(b)	$7,800	$7,797
Dealer Capital Access Trust LLC						$13,797
0.28%, 05/03/2013	5,000	5,000
0.28%, 05/16/2013	8,200	8,199		Oil & Gas - 0.66%
0.28%, 05/22/2013	6,000	5,999		Motiva Enterprises LLC
0.34%, 05/07/2013	7,200	7,200		0.15%, 05/03/2013	7,100	7,100
Fairway Finance LLC
0.16%, 06/25/2013(b)	5,500	5,499		Pharmaceuticals - 0.78%
0.17%, 05/23/2013(b)	6,000	5,999		Novartis Finance Corp (credit support from
Gotham Funding Corp				Novartis AG)
0.17%, 05/08/2013(b)	2,500	2,500		0.09%, 05/06/2013(b)	8,300	8,300
0.19%, 05/16/2013(b)	6,000	6,000
0.19%, 06/13/2013(b)	7,000	6,998
0.20%, 06/24/2013(b)	6,900	6,898		Supranational Bank - 2.48%
ING US Funding LLC (credit support from				Corp Andina de Fomento
				0.22%, 06/18/2013(b)	7,500	7,498
ING Bank)				0.25%, 05/24/2013(b)	7,000	6,999
0.21%, 05/13/2013	8,000	7,999		0.28%, 09/16/2013(b)	7,000	6,992
Liberty Street Funding LLC				0.33%, 09/10/2013(b)	5,000	4,994
0.16%, 05/21/2013(b)	6,000	5,999
0.18%, 06/03/2013(b)	5,900	5,899				$26,483
0.18%, 06/05/2013(b)	6,200	6,199		Telecommunications - 0.75%
Market Street Funding LLC				Telstra Corp Ltd
0.19%, 05/06/2013(b)	5,500	5,500		0.18%, 06/11/2013(b)	8,000	7,998
Nieuw Amsterdam Receivables Corp
0.16%, 05/17/2013(b)	8,000	7,999
0.18%, 06/18/2013(b)	7,000	6,998		TOTAL COMMERCIAL PAPER		$670,183
0.18%, 06/21/2013(b)	5,600	5,599			Principal
0.20%, 07/10/2013(b)	6,500	6,497		CERTIFICATE OF DEPOSIT - 1.99%	Amount (000's)	Value (000's)
Private Export Funding Corp				Banks - 1.99%
0.26%, 06/27/2013(b)	8,000	7,997		Bank of America NA
0.27%, 06/03/2013(b)	8,000	7,998		0.23%, 05/13/2013	7,000	7,000
0.28%, 05/03/2013(b)	7,000	7,000		0.23%, 06/17/2013	8,400	8,400
River Fuel Co No 2 Inc (credit support from				Bank of Nova Scotia/Houston
Bank of Nova Scotia)				0.37%, 05/09/2014(a),(d)	5,800	5,800
0.18%, 06/28/2013	5,200	5,199				$21,200
Sheffield Receivables Corp				TOTAL CERTIFICATE OF DEPOSIT		$21,200
0.20%, 05/07/2013(b)	4,000	4,000			Maturity
0.21%, 05/06/2013(b)	5,300	5,300		REPURCHASE AGREEMENTS - 9.44%	Amount (000's)	Value (000's)
0.22%, 05/17/2013(b)	7,500	7,499
0.23%, 06/04/2013(b)	7,300	7,298		Banks - 9.44%
Straight-A Funding LLC				Deutsche Bank Repurchase Agreement; 0.15% $	49,850	$49,850
0.14%, 05/01/2013(b)	6,000	6,000		dated 04/30/2013 maturing 05/01/2013
Toyota Credit Canada Inc (credit support from				(collateralized by US Government Security;
Toyota Financial Services)				$50,847,000; 1.57%; dated 01/08/20)
0.24%, 08/02/2013	8,000	7,995		Goldman Sachs Repurchase Agreement;	51,000	51,000
UOB Funding LLC (credit support from				0.15% dated 04/30/2013 maturing
United Overseas Bank Ltd)				05/01/2013 (collateralized by US
0.21%, 08/13/2013	8,000	7,995		Government Security; $52,020,000; 0.63%;
0.22%, 08/12/2013	4,300	4,297		dated 09/26/16)
0.23%, 07/26/2013	6,000	5,997				$100,850
		$256,049		TOTAL REPURCHASE AGREEMENTS		$100,850
				Total Investments		$1,065,316
Electric - 4.99%				Other Assets in Excess of Liabilities, Net - 0.23%		$2,498
GDF Suez				TOTAL NET ASSETS - 100.00%		$1,067,814
0.19%, 05/15/2013(b)	8,000	7,999
0.20%, 05/02/2013(b)	7,000	7,000
0.20%, 05/07/2013(b)	8,000	8,000		(a)	Variable Rate. Rate shown is in effect at April 30, 2013.
Oglethorpe Power Corp				(b)	Security exempt from registration under Rule 144A of the Securities Act of
0.22%, 05/20/2013(b)	7,300	7,299			1933. These securities may be resold in transactions exempt from
0.28%, 06/18/2013(b)	8,000	7,997			registration, normally to qualified institutional buyers. Unless otherwise
Southern Co Funding Corp					indicated, these securities are not considered illiquid. At the end of the
0.20%, 05/09/2013(b)	7,000	7,000			period, the value of these securities totaled $496,130 or 46.46% of net
0.20%, 05/23/2013(b)	8,000	7,999		assets.
		$53,294		(c) Security is Illiquid
				(d)	Security issued by foreign bank and denominated in USD.
Insurance - 1.29%
Prudential Funding LLC (credit support from
Prudential Financial Inc)
0.15%, 05/01/2013	6,000	6,000

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	66.46%
Insured	7 .64%
Asset Backed Securities	6 .89%
Utilities	4 .99%
Consumer, Non-cyclical	4 .22%
Exchange Traded Funds	4 .00%
Government	2 .48%
Consumer, Cyclical	1 .68%
Communications	0 .75%
Energy	0 .66%
Other Assets in Excess of Liabilities, Net	0 .23%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 93.52%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.65%				Banks (continued)
BAE Systems PLC	143,115	$836		DNB ASA	1,326,969		$21,729
Embraer SA ADR	486,300	16,987		Erste Group Bank AG	535,550		16,786
Rolls-Royce Holdings PLC (a)	896,472	15,759		Fukuoka Financial Group Inc	47,000		240
Thales SA	5,499	239		Gunma Bank Ltd/The	23,000		146
		$33,821		Hang Seng Bank Ltd	34,600		580
				HSBC Holdings PLC	2,190,566		23,974
Agriculture - 3.67%				HSBC Holdings PLC	833,737		9,131
British American Tobacco PLC	473,851	26,268		Intesa Sanpaolo SpA	399,600		726
Golden Agri-Resources Ltd	445,000	192		Joyo Bank Ltd/The	38,000		234
Imperial Tobacco Group PLC	656,066	23,458		KBC Groep NV	7,137		279
KT&G Corp	219,095	15,786		Lloyds Banking Group PLC (a)	10,197,008		8,662
Philip Morris International Inc	100,600	9,616		Mitsubishi UFJ Financial Group Inc	573,900		3,894
		$75,320		Mizrahi Tefahot Bank Ltd (a)	6,340		65
Airlines - 1.17%				Mizuho Financial Group Inc	1,029,400		2,265
ANA Holdings Inc	70,000	152		National Australia Bank Ltd	92,091		3,250
Cathay Pacific Airways Ltd	71,000	125		Natixis	55,934		245
Japan Airlines Co Ltd	3,600	183		Nishi-Nippon City Bank Ltd/The	40,000		133
Ryanair Holdings PLC ADR	296,300	12,842		Nordea Bank AB	122,129		1,470
Singapore Airlines Ltd	1,185,000	10,701		Pohjola Bank PLC	8,678		148
		$24,003		Raiffeisen Bank International AG	2,953		104
				Resona Holdings Inc	83,100		444
Apparel - 0.99%				Royal Bank of Scotland Group PLC (a)	83,018		396
Yue Yuen Industrial Holdings Ltd	5,865,500	20,328		Shinsei Bank Ltd	91,000		255
				Shizuoka Bank Ltd/The	33,000		404
Automobile Manufacturers - 3.69%				Skandinaviska Enskilda Banken AB	1,135,461		11,681
Bayerische Motoren Werke AG	14,940	1,382		Societe Generale SA	32,579		1,184
Daimler AG	705,902	39,139		Sumitomo Mitsui Financial Group Inc	116,800		5,521
Honda Motor Co Ltd	25,100	1,002		Sumitomo Mitsui Trust Holdings Inc	137,070		689
Isuzu Motors Ltd	71,000	473		Svenska Handelsbanken AB	23,045		1,051
Mazda Motor Corp (a)	118,000	404		Swedbank AB	37,507		924
Nissan Motor Co Ltd	109,700	1,145		UBS AG	1,364,360		24,338
				UniCredit SpA (a)	161,764		845
Renault SA	9,004	621
Toyota Motor Corp	540,200	31,352		United Overseas Bank Ltd	1,085,272		18,859
Volkswagen AG	890	173		Westpac Banking Corp	142,888		5,013
		$75,691		Yamaguchi Financial Group Inc	13,000		141
							$293,114
Automobile Parts & Equipment - 0.17%
Aisin Seiki Co Ltd	7,400	267		Beverages - 0.00%
Cie Generale des Etablissements Michelin	8,526	721		Coca-Cola West Co Ltd	3,700		69
Denso Corp	21,400	960
JTEKT Corp	13,400	137		Building Materials - 0.15%
Koito Manufacturing Co Ltd	2,000	39		Asahi Glass Co Ltd	63,000		495
NGK Spark Plug Co Ltd	6,000	101		Cie de St-Gobain	15,562		624
Stanley Electric Co Ltd	8,600	165		CRH PLC	28,799		620
Sumitomo Electric Industries Ltd	33,000	439		Fletcher Building Ltd	42,145		320
Sumitomo Rubber Industries Ltd	3,600	66		HeidelbergCement AG	2,995		216
Toyoda Gosei Co Ltd	3,900	101		Imerys SA	2,037		134
Toyota Industries Corp	9,800	401		Lafarge SA	9,286		601
		$3,397					$3,010
Banks - 14.28%				Chemicals - 4.83%
Aozora Bank Ltd	64,000	201		Air Water Inc	8,000		130
Australia & New Zealand Banking Group Ltd	126,068	4,166		Akzo Nobel NV	524,592		31,638
Banco Bilbao Vizcaya Argentaria SA	246,820	2,403		Arkema SA	1,896		178
Banco Espirito Santo SA (a)	121,369	139		Asahi Kasei Corp	49,000		330
Banco Santander SA	2,883,445	20,823		Daicel Corp	17,000		137
Bank Hapoalim BM (a)	63,775	297		Denki Kagaku Kogyo KK	27,000		99
Bank Leumi Le-Israel BM (a)	75,669	269		Dongyue Group	11,899,800		6,670
Bank of East Asia Ltd	74,000	305		Givaudan SA (a)	14,502		18,676
Bank of Kyoto Ltd/The	13,000	137		Hitachi Chemical Co Ltd	6,500		102
Bank of Yokohama Ltd/The	720,000	4,380		JSR Corp	10,700		246
Barclays PLC	8,272,927	36,918		K+S AG	10,788		478
BNP Paribas SA	406,788	22,681		Kaneka Corp	16,000		96
BOC Hong Kong Holdings Ltd	167,800	578		Koninklijke DSM NV	6,273		404
Chiba Bank Ltd/The	45,000	349		Kuraray Co Ltd	21,600		328
Commonwealth Bank of Australia	48,503	3,697		Linde AG	108,091		20,466
Credit Agricole SA (a)	39,239	359		Lonza Group AG (a)	18,100		1,261
Credit Suisse Group AG (a)	440,347	12,229		Mitsubishi Chemical Holdings Corp	81,500		398
Danske Bank A/S (a)	778,195	14,737		Mitsubishi Gas Chemical Co Inc	23,000		176
DBS Group Holdings Ltd	70,989	968		Mitsui Chemicals Inc	52,000		120
Deutsche Bank AG	36,317	1,672		Shin-Etsu Chemical Co Ltd	237,500		16,011

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Electric (continued)
Showa Denko KK	85,000	$137		SSE PLC	38,032		$921
Solvay SA	3,713	544		Tokyo Electric Power Co Inc (a)	87,400		387
Sumitomo Chemical Co Ltd	31,000	104		Verbund AG	2,672		58
Ube Industries Ltd/Japan	60,000	121					$19,861
Yara International ASA	8,669	407
		$99,257		Electrical Components & Equipment - 2.29%
				Brother Industries Ltd	14,200		162
Commercial Services - 0.08%				Furukawa Electric Co Ltd	38,000		96
Abertis Infraestructuras SA	11,074	207		GS Yuasa Corp	20,000		85
Adecco SA (a)	8,004	428		Hitachi Ltd	1,612,000		10,302
Dai Nippon Printing Co Ltd	34,000	333		Legrand SA	395,013		18,435
Randstad Holding NV	7,592	316		Mabuchi Motor Co Ltd	328,100		17,815
Securitas AB	18,916	186		Prysmian SpA	6,381		129
Toppan Printing Co Ltd	34,000	259					$47,024
		$1,729		Electronics - 0.75%
Computers - 0.04%				Hoya Corp	17,000		341
Cap Gemini SA	9,284	428		Koninklijke Philips Electronics NV	42,142		1,166
Fujitsu Ltd	74,000	311		NEC Corp	157,000		408
TDK Corp	3,900	142		Nippon Electric Glass Co Ltd	23,000		117
		$881		Rexel SA	9,034		199
				Toshiba Corp	184,000		1,015
Cosmetics & Personal Care - 0.02%				Yokogawa Electric Corp	1,187,400		12,075
Shiseido Co Ltd	21,700	311					$15,321
				Energy - Alternate Sources - 0.01%
Distribution & Wholesale - 3.55%				Enel Green Power SpA	105,726		226
ITOCHU Corp	2,017,300	25,013
Jardine Cycle & Carriage Ltd	736,100	29,175
Marubeni Corp	73,000	524		Engineering & Construction - 3.41%
Mitsubishi Corp	61,500	1,107		ABB Ltd ADR(a)	227,400		5,132
Mitsui & Co Ltd	76,100	1,048		ABB Ltd (a)	479,500		10,873
Sojitz Corp	75,600	119		Balfour Beatty PLC	3,197,107		10,736
Sumitomo Corp	1,242,500	15,555		Bouygues SA	11,413		319
Toyota Tsusho Corp	12,800	357		Ferrovial SA	15,843		262
		$72,898		JGC Corp	708,000		20,979
				Kajima Corp	50,000		160
Diversified Financial Services - 1.98%				Kinden Corp	7,000		51
Acom Co Ltd (a)	1,200	49
				Obayashi Corp	39,000		240
AEON Financial Service Co Ltd	1,400	42		SembCorp Industries Ltd	1,674,000		6,803
ASX Ltd	5,289	206		Skanska AB	22,954		392
Deutsche Boerse AG	397,941	24,870		Tecnicas Reunidas SA	270,820		13,123
Hong Kong Exchanges and Clearing Ltd	23,000	388		Vinci SA	20,298		978
Investec PLC	32,905	233					$70,048
Japan Exchange Group Inc	3,000	368
Macquarie Group Ltd	9,713	395		Entertainment - 0.03%
Mitsubishi UFJ Lease & Finance Co Ltd	36,500	206		Sankyo Co Ltd	2,900		132
Old Mutual PLC	226,987	724		Tabcorp Holdings Ltd	45,710		164
ORIX Corp	40,900	628		Tatts Group Ltd	85,638		290
Shinhan Financial Group Co Ltd	360,965	12,503					$586
		$40,612		Food - 3.16%
Electric - 0.97%				Carrefour SA	26,171		777
AGL Energy Ltd	27,799	458		Casino Guichard Perrachon SA	75,719		8,190
Chubu Electric Power Co Inc	28,400	368		Dairy Crest Group PLC	1,333,298		9,554
Chugoku Electric Power Co Inc/The	17,900	257		Delhaize Group SA	6,155		385
E.ON SE	85,278	1,549		J Sainsbury PLC	74,150		439
EDP - Energias de Portugal SA	748,595	2,573		Kesko OYJ	3,843		115
Electric Power Development Co Ltd	7,000	200		Kikkoman Corp	4,000		76
Electricite de France SA	14,521	325		Koninklijke Ahold NV	21,313		337
Enel SpA	261,051	1,009		Lindt & Spruengli AG - PC	17		66
Fortum OYJ	19,815	368		Marine Harvest ASA	17,919,300		18,645
GDF Suez	331,237	7,102		Metcash Ltd	53,207		226
Hokkaido Electric Power Co Inc	11,100	141		Seven & I Holdings Co Ltd	11,400		439
Hokuriku Electric Power Co	5,000	74		Tesco PLC	4,515,634		25,685
Iberdrola SA	223,076	1,199					$64,934
Kansai Electric Power Co Inc/The	33,100	404
Origin Energy Ltd	43,580	558		Forest Products & Paper - 0.80%
Power Assets Holdings Ltd	60,000	587		DS Smith PLC	4,175,051		15,169
Red Electrica Corp SA	3,268	174		Nippon Paper Industries Co Ltd	5,900		88
RWE AG	23,173	835		Oji Holdings Corp	48,000		171
Shikoku Electric Power Co Inc	10,100	183		Stora Enso OYJ	33,298		232
SP AusNet	100,881	131		Svenska Cellulosa AB	16,385		427

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Forest Products & Paper (continued)				Investment Companies - 0.01%
UPM-Kymmene OYJ	32,931	$347		BGP Holdings PLC (a),(b),(c)	738,711		$—
		$16,434		Delek Group Ltd	274		72
				Pargesa Holding SA	1,632		114
Gas - 2.51%							$186
Centrica PLC	160,006	923
Enagas SA	11,538	307		Iron & Steel - 0.26%
Gas Natural SDG SA	21,159	443		ArcelorMittal	339,787		4,200
National Grid PLC	1,802,180	22,973		Daido Steel Co Ltd	17,000		93
Osaka Gas Co Ltd	83,000	360		Evraz PLC	17,793		43
Snam SpA	5,410,925	26,628		JFE Holdings Inc	23,500		510
		$51,634		Kobe Steel Ltd	150,000		196
				Voestalpine AG	6,770		212
Hand & Machine Tools - 0.01%							$5,254
Fuji Electric Co Ltd	34,000	116
				Leisure Products & Services - 0.01%
				Tui Travel PLC	27,016		132
Healthcare - Services - 0.02%				Yamaha Corp	9,500		102
Sonic Healthcare Ltd	22,702	312					$234
Holding Companies - Diversified - 0.31%				Lodging - 0.01%
China Merchants Holdings International Co	1,534,000	4,866		Accor SA	5,801		192
Ltd
Exor SpA	3,873	118		Machinery - Construction & Mining - 0.06%
Hutchison Whampoa Ltd	92,000	1,001		Hitachi Construction Machinery Co Ltd	6,400		152
Swire Pacific Ltd	30,500	388		Komatsu Ltd	40,900		1,121
		$6,373					$1,273
Home Builders - 0.23%				Machinery - Diversified - 1.48%
Brookfield Incorporacoes SA (a)	3,650,900	4,015		Alstom SA	6,511		267
Sekisui Chemical Co Ltd	16,000	201		Amada Co Ltd	2,386,000		19,146
Sekisui House Ltd	34,000	510		Kawasaki Heavy Industries Ltd	85,000		271
		$4,726		Metso OYJ	7,720		318
				Sumitomo Heavy Industries Ltd	32,000		143
Home Furnishings - 0.07%				Teco Electric and Machinery Co Ltd	10,920,400		10,277
Matsushita Electric Industrial Co Ltd	86,300	622
Sony Corp	44,300	728					$30,422
		$1,350		Media - 1.60%
				Lagardere SCA	7,391		275
Insurance - 6.41%				Reed Elsevier NV	1,972,982		32,023
Admiral Group PLC	4,337	86		Singapore Press Holdings Ltd	66,000		239
Aegon NV	2,434,149	16,259
Ageas	10,716	393		Wolters Kluwer NV	18,238		404
Allianz SE	20,654	3,055					$32,941
AMP Ltd	114,502	642		Metal Fabrication & Hardware - 0.01%
Aviva PLC	3,010,955	14,294		Maruichi Steel Tube Ltd	2,800		71
AXA SA	605,539	11,339		NSK Ltd	26,000		210
Baloise Holding AG	1,865	192					$281
CNP Assurances	9,718	138
Delta Lloyd NV	915,800	17,609		Mining - 1.56%
				Alumina Ltd (a)	152,582		152
Gjensidige Forsikring ASA	12,082	195
Hannover Rueckversicherung SE	3,642	308		Anglo American PLC	473,664		11,582
Helvetia Holding AG	9,900	4,153		BHP Billiton PLC	105,041		2,955
ING Groep NV (a)	2,035,992	16,772		Boliden AB	8,261		132
Legal & General Group PLC	176,028	464		Eurasian Natural Resources Corp PLC	15,560		67
MS&AD Insurance Group Holdings	19,700	529		Iluka Resources Ltd	8,853		82
Muenchener Rueckversicherungs AG	49,495	9,914		OZ Minerals Ltd	18,334		82
NKSJ Holdings Inc	14,600	371		Rio Tinto PLC	335,229		15,394
QBE Insurance Group Ltd	23,379	325		Sumitomo Metal Mining Co Ltd	31,000		434
Sampo	19,444	778		Xstrata PLC	82,128		1,236
SCOR SE	6,408	195					$32,116
Standard Life PLC	109,393	637		Miscellaneous Manufacturing - 2.03%
Suncorp Group Ltd	39,622	534		FUJIFILM Holdings Corp	18,200		374
Swiss Life Holding AG (a)	1,841	292
				Konica Minolta Inc	29,000		205
Swiss Re AG	16,339	1,300		Orkla ASA	1,488,857		13,425
T&D Holdings Inc	34,900	407		Siemens AG	264,493		27,636
Vienna Insurance Group AG Wiener	2,320	123					$41,640
Versicherung Gruppe
Zurich Insurance Group AG (a)	108,167	30,227		Office & Business Equipment - 0.91%
		$131,531		Canon Inc	508,400		18,284
				Ricoh Co Ltd	38,000		423
Internet - 0.01%							$18,707
SBI Holdings Inc/Japan	13,500	261

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas - 9.43%				Real Estate (continued)
BG Group PLC	982,161	$16,580		Sino Land Co Ltd	179,527		$296
BP PLC	4,008,723	29,048		Sun Hung Kai Properties Ltd	71,015		1,027
Caltex Australia Ltd	4,078	91		Tokyu Land Corp	13,000		160
CNOOC Ltd	8,558,000	16,030		UOL Group Ltd	27,000		157
Cosmo Oil Co Ltd	32,000	76		Wheelock & Co Ltd	54,000		301
Eni SpA	678,845	16,202					$5,110
Idemitsu Kosan Co Ltd	1,300	110
Imperial Oil Ltd	287,000	11,418		REITS - 0.31%
Inpex Corp	94	455		Ascendas Real Estate Investment Trust	123,000		275
Japan Petroleum Exploration Co	1,700	68		British Land Co PLC	43,733		404
JX Holdings Inc	97,510	529		CapitaCommercial Trust	119,000		166
OMV AG	8,896	418		CFS Retail Property Trust Group	119,618		272
Repsol SA	32,570	764		Corio NV	4,216		195
Rosneft OAO	1,720,600	11,801		Dexus Property Group	277,729		332
Royal Dutch Shell PLC - A Shares	737,280	25,101		Federation Centres Ltd	81,922		221
Royal Dutch Shell PLC - A Shares	615,922	20,949		Fonciere Des Regions	1,574		126
Royal Dutch Shell PLC - B Shares	103,910	3,645		Gecina SA	1,327		160
Seadrill Ltd	270,900	10,427		Goodman Group	66,490		360
Seadrill Ltd	23,956	923		Hammerson PLC	43,064		348
Showa Shell Sekiyu KK	11,400	91		Intu Properties PLC	40,364		215
Statoil ASA	64,064	1,568		Japan Real Estate Investment Corp	37		497
TonenGeneral Sekiyu KK	17,000	172		Klepierre	6,024		256
Total SA	523,711	26,362		Land Securities Group PLC	36,332		493
Transocean Ltd	14,255	731		Nomura Real Estate Office Fund Inc	16		102
		$193,559		Segro PLC	44,830		186
				Stockland	86,065		346
Oil & Gas Services - 1.15%				Westfield Group	83,512		1,010
Petrofac Ltd	617,539	12,980		Westfield Retail Trust	140,275		480
Technip SA	99,591	10,682					$6,444
		$23,662		Retail - 0.61%
Packaging & Containers - 0.68%				Aeon Co Ltd	26,500		375
Rexam PLC	1,743,131	13,996		Citizen Holdings Co Ltd	8,300		49
				Harvey Norman Holdings Ltd	32,089		100
				Isetan Mitsukoshi Holdings Ltd	21,400		341
Pharmaceuticals - 8.26%				J Front Retailing Co Ltd	29,000		244
Alfresa Holdings Corp	2,500	149
AstraZeneca PLC	49,383	2,564		Kingfisher PLC	92,584		451
				Marks & Spencer Group PLC	62,837		400
Bayer AG	131,824	13,782		Marui Group Co Ltd	13,500		157
Eisai Co Ltd	9,800	447
Kyowa Hakko Kirin Co Ltd	9,000	110		PPR	2,302		507
				Rallye SA	245,569		9,723
Medipal Holdings Corp	8,900	140		Takashimaya Co Ltd	16,000		189
Novartis AG	832,892	61,657
Orion OYJ	5,857	168					$12,536
Otsuka Holdings Co Ltd	16,000	577		Semiconductors - 0.68%
Roche Holding AG	73,180	18,320		Infineon Technologies AG	42,426		335
Sanofi	558,928	60,429		Rohm Co Ltd	5,800		205
Shionogi & Co Ltd	18,000	443		Tokyo Electron Ltd	264,200		13,523
Takeda Pharmaceutical Co Ltd	35,500	1,949					$14,063
Teva Pharmaceutical Industries Ltd	19,457	747
Teva Pharmaceutical Industries Ltd ADR	213,400	8,171		Shipbuilding - 0.51%
		$169,653		SembCorp Marine Ltd	2,930,000		10,294
				Yangzijiang Shipbuilding Holdings Ltd	115,000		89
Pipelines - 0.01%							$10,383
APA Group	32,319	218
				Software - 1.01%
				Sage Group PLC/The	1,790,336		9,393
Private Equity - 0.01%				SAP AG	141,469		11,278
3i Group PLC	29,342	150					$20,671
Ratos AB	5,787	56
		$206		Telecommunications - 4.48%
				Bezeq The Israeli Telecommunication Corp	115,230		167
Real Estate - 0.25%				Ltd
CapitaLand Ltd	155,000	473		Deutsche Telekom AG	129,460		1,533
Cheung Kong Holdings Ltd	62,500	943		France Telecom SA	72,450		774
Henderson Land Development Co Ltd	58,000	421		HKT Trust / HKT Ltd	141,000		148
Hopewell Holdings Ltd	34,000	131		KDDI Corp	493,700		23,741
IMMOFINANZ AG (a)	56,210	230		Nippon Telegraph & Telephone Corp	21,400		1,064
Keppel Land Ltd	46,000	152		Nokia OYJ	148,522		499
Kerry Properties Ltd	43,000	195		NTT DOCOMO Inc	597		989
New World Development Co Ltd	223,000	390		PCCW Ltd	241,000		123
Nomura Real Estate Holdings Inc	7,400	199		SES	6,425		200
NTT Urban Development Corp	24	35		Singapore Telecommunications Ltd	316,000		1,009

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity
Telecommunications (continued)	(continued)	Amount (000's)	Value(000	's)
StarHub Ltd	23,000	$88	Banks (continued)
Swisscom AG	1,074	506	Investment in Joint Trading Account; JP	$14,044	$14,043
TDC A/S	39,873	324	Morgan Repurchase Agreement; 0.14%
Telefonaktiebolaget LM Ericsson	140,175	1,743	dated 04/30/2013 maturing 05/01/2013
Telefonica SA	162,440	2,378	(collateralized by US Government
Telekom Austria AG	13,381	92	Securities; $14,324,554; 0.00% - 8.88%;
Telenor ASA	32,334	729	dated 06/15/15 - 04/15/30)
TeliaSonera AB	99,722	688	Investment in Joint Trading Account; Merrill	12,037	12,038
Telstra Corp Ltd	189,076	977	Lynch Repurchase Agreement; 0.14%
Vivendi SA	51,714	1,171	dated 04/30/2013 maturing 05/01/2013
Vodafone Group PLC	17,391,212	53,066	(collateralized by US Government Security;
$92,009	$12,278,189; 0.63%; dated 08/31/17)
$56,843
Textiles - 0.02%	TOTAL REPURCHASE AGREEMENTS	$56,843
Toray Industries Inc	57,000	401	Total Investments	$1,977,758
Other Assets in Excess of Liabilities, Net - 3.67%	$75,446
Transportation - 0.88%	TOTAL NET ASSETS - 100.00%	$2,053,204
AP Moeller - Maersk A/S - A shares	34	233
AP Moeller - Maersk A/S - B shares	58	413
Central Japan Railway Co	6,200	748	(a)	Non-Income Producing Security
ComfortDelGro Corp Ltd	114,000	184	(b)	Security is Illiquid
Deutsche Post AG	427,066	10,152	(c)	Fair value of these investments is determined in good faith by the
Hutchison Port Holdings Trust	315,000	262	Manager under procedures established and periodically reviewed by the
Kamigumi Co Ltd	14,000	131	Board of Directors. At the end of the period, the fair value of these
Mitsui OSK Lines Ltd	65,000	271	securities totaled $0 or 0.00% of net assets.
MTR Corp Ltd	56,500	233
Nippon Express Co Ltd	51,000	265
Nippon Yusen KK	97,000	253	Portfolio Summary (unaudited)
PostNL NV (a)	1,904,202	4,343
Country	Percent
Tokyu Corp	25,000	198	United Kingdom	20.36%
Toll Holdings Ltd	41,158	244
West Japan Railway Co	5,000	242	Japan	13.82%
Switzerland	9 .34%
$18,172	France	9 .14%
Water- 0.03%	Netherlands	8 .35%
Suez Environnement Co	16,954	243	Germany	8 .26%
Veolia Environnement SA	21,253	294	Singapore	3 .88%
$537	United States	3 .24%
TOTAL COMMON STOCKS	$1,920,044	Norway	2 .77%
PREFERRED STOCKS - 0.04%	Shares Held	Value	(000	's)	Italy	2 .24%
Spain	2 .06%
Automobile Manufacturers - 0.04%	Hong Kong	1 .64%
Bayerische Motoren Werke AG	3,237	225	Korea, Republic Of	1 .38%
Volkswagen AG	2,371	482	Australia	1 .24%
$707	China	1 .11%
Electric - 0.00%	Brazil	1 .03%
RWE AG	2,355	80	Sweden	0 .91%
Austria	0 .88%
Denmark	0 .77%
Media- 0.00%	Ireland	0 .65%
ProSiebenSat.1 Media AG	2,197	84	Russian Federation	0 .57%
Canada	0 .56%
TOTAL PREFERRED STOCKS	$871	Bermuda	0 .55%
Maturity	Taiwan, Province Of China	0 .50%
REPURCHASE AGREEMENTS - 2.77%	Amount (000's)	Value	(000	's)	Israel	0 .47%
Luxembourg	0 .21%
Banks- 2.77%	Finland	0 .16%
Investment in Joint Trading Account; Credit	$6,687	$6,688	Portugal	0 .14%
Suisse Repurchase Agreement; 0.14%	Belgium	0 .08%
dated 04/30/2013 maturing 05/01/2013	New Zealand	0 .02%
(collateralized by US Government	Other Assets in Excess of Liabilities, Net	3 .67%
Securities; $6,821,216; 4.50% - 4.63%;	TOTAL NET ASSETS	100.00%
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	24,075	24,074
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $24,556,378; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)

See accompanying notes

Schedule of Investments
Overseas Fund
April 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2013	Long	1,038	$87,299	$90,348	$3,049
S&P 500 Emini; June 2013	Long	487	37,982	38,770	788
Total					$3,837
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 98.05%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.27%			Computers (continued)
Boeing Co/The	312,082	$28,527	International Business Machines Corp	133,958		$27,132
Northrop Grumman Corp	96,901	7,339				$74,061
Teledyne Technologies Inc (a)	106,641	8,005
		$43,871	Consumer Products - 1.55%
			Clorox Co/The	80,163		6,914
Agriculture - 0.27%			Kimberly-Clark Corp	53,716		5,543
Archer-Daniels-Midland Co	156,180	5,301	Tupperware Brands Corp	132,141		10,611
			WD-40 Co	130,067		7,014
Airlines - 0.73%						$30,082
Alaska Air Group Inc (a)	175,524	10,819	Cosmetics & Personal Care - 1.11%
Cathay Pacific Airways Ltd ADR	376,105	3,306	Procter & Gamble Co/The	278,572		21,386
		$14,125
Apparel - 1.50%			Distribution & Wholesale - 0.53%
Nike Inc	454,866	28,930	Pool Corp	209,389		10,264
Automobile Manufacturers - 1.03%			Diversified Financial Services - 3.23%
Nissan Motor Co Ltd ADR	138,854	2,895	Ameriprise Financial Inc	86,616		6,455
PACCAR Inc	342,127	17,031	Charles Schwab Corp/The	1,062,412		18,018
		$19,926	Franklin Resources Inc	183,342		28,356
			T Rowe Price Group Inc	134,134		9,725
Automobile Parts & Equipment - 0.84%						$62,554
Autoliv Inc	57,382	4,385
Johnson Controls Inc	337,772	11,826	Electric - 1.06%
		$16,211	Duke Energy Corp	125,582		9,444
			Edison International	193,239		10,396
Banks - 5.86%			Xcel Energy Inc	23,577		750
City National Corp/CA	115,415	6,605				$20,590
East West Bancorp Inc	258,120	6,280
Goldman Sachs Group Inc/The	29,985	4,380	Electronics - 1.91%
JP Morgan Chase & Co	503,623	24,683	Electro Scientific Industries Inc	54,087		583
PNC Financial Services Group Inc/The	67,317	4,569	FEI Co	116,238		7,425
State Street Corp	171,740	10,042	FLIR Systems Inc	118,129		2,872
SVB Financial Group (a)	68,400	4,864	Thermo Fisher Scientific Inc	120,668		9,736
US Bancorp	480,890	16,004	Trimble Navigation Ltd (a)	265,354		7,626
Wells Fargo & Co	947,898	36,001	Waters Corp (a)	95,237		8,800
		$113,428				$37,042
Beverages - 2.11%			Engineering & Construction - 0.76%
Brown-Forman Corp	123,666	8,719	Granite Construction Inc	146,168		4,045
Coca-Cola Co/The	243,640	10,313	Jacobs Engineering Group Inc (a)	209,806		10,591
Coca-Cola HBC AG ADR(a)	91,909	2,367				$14,636
PepsiCo Inc	235,517	19,423
		$40,822	Environmental Control - 0.57%
			Darling International Inc (a)	73,635		1,363
Biotechnology - 1.10%			Energy Recovery Inc (a)	106,166		389
Gilead Sciences Inc (a)	420,372	21,288	Waste Connections Inc	243,961		9,258
						$11,010
Building Materials - 0.66%			Food - 2.13%
Apogee Enterprises Inc	239,446	6,101	Campbell Soup Co	44,289		2,055
Simpson Manufacturing Co Inc	229,761	6,603	Dairy Farm International Holdings Ltd ADR	194,231		11,609
		$12,704	General Mills Inc	289,185		14,581
Chemicals - 2.70%			Kroger Co/The	379,526		13,048
Axiall Corp	15,579	817				$41,293
EI du Pont de Nemours & Co	214,425	11,688	Gas - 1.70%
FMC Corp	177,842	10,795	Sempra Energy	397,373		32,922
International Flavors & Fragrances Inc	149,008	11,502
PPG Industries Inc	64,551	9,498
Sigma-Aldrich Corp	100,926	7,942	Healthcare - Products - 1.44%
		$52,242	Becton Dickinson and Co	85,001		8,015
			Edwards Lifesciences Corp (a)	6,650		424
Commercial Services - 1.66%			Medtronic Inc	154,053		7,191
Hertz Global Holdings Inc (a)	595,862	14,348	Techne Corp	77,328		4,960
Robert Half International Inc	149,829	4,917	Varian Medical Systems Inc (a)	110,403		7,192
TrueBlue Inc (a)	264,625	5,483				$27,782
Weight Watchers International Inc	176,988	7,464
		$32,212	Healthcare - Services - 0.97%
			DaVita HealthCare Partners Inc (a)	74,606		8,852
Computers - 3.83%			Health Net Inc/CA (a)	43,350		1,275
Apple Inc	76,212	33,743	Universal Health Services Inc	129,710		8,637
EMC Corp/MA (a)	587,903	13,186				$18,764

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance - 2.47%			Pharmaceuticals - 6.72%
ACE Ltd	101,396	$9,039	Abbott Laboratories	288,243		$10,642
Fidelity National Financial Inc	274,445	7,369	AbbVie Inc	300,568		13,841
HCC Insurance Holdings Inc	320,800	13,666	Actavis Inc (a)	44,370		4,691
MetLife Inc	142,815	5,568	Allergan Inc/United States	253,667		28,804
StanCorp Financial Group Inc	68,350	2,951	Bristol-Myers Squibb Co	445,221		17,684
XL Group PLC	297,547	9,266	Forest Laboratories Inc (a)	78,555		2,939
		$47,859	Johnson & Johnson	236,783		20,181
			McKesson Corp	207,757		21,985
Internet - 3.05%			Teva Pharmaceutical Industries Ltd ADR	120,593		4,617
Amazon.com Inc (a)	57,664	14,636
			VCA Antech Inc (a)	192,188		4,632
eBay Inc (a)	287,018	15,037
Google Inc (a)	35,536	29,302				$130,016
		$58,975	REITS - 3.60%
			Alexandria Real Estate Equities Inc	158,949		11,566
Iron & Steel - 1.01%			Annaly Capital Management Inc	81,432		1,298
Reliance Steel & Aluminum Co	184,134	11,982	Essex Property Trust Inc	50,384		7,913
Schnitzer Steel Industries Inc	304,916	7,479	HCP Inc	343,417		18,304
		$19,461	Plum Creek Timber Co Inc	101,921		5,253
Leisure Products & Services - 0.56%			Sabra Health Care REIT Inc	91,643		2,733
Ambassadors Group Inc	162,257	543	Ventas Inc	64,484		5,135
Carnival Corp	154,761	5,341	Weyerhaeuser Co	571,943		17,450
Harley-Davidson Inc	91,676	5,010				$69,652
		$10,894	Retail - 5.90%
Lodging - 0.16%			Copart Inc (a)	378,662		13,348
Red Lion Hotels Corp (a)	474,878	3,101	Costco Wholesale Corp	303,216		32,878
			CVS Caremark Corp	166,066		9,662
			Home Depot Inc/The	158,629		11,635
Machinery - Construction & Mining - 0.21%			Jack in the Box Inc (a)	61,648		2,210
Caterpillar Inc	48,252	4,086	Nordstrom Inc	326,060		18,452
			Starbucks Corp	425,167		25,867
Machinery - Diversified - 1.10%						$114,052
AGCO Corp	61,343	3,267	Savings & Loans - 0.62%
Deere & Co	202,475	18,081	Washington Federal Inc	697,020		11,968
		$21,348
Media - 2.54%			Semiconductors - 3.42%
Viacom Inc	250,625	16,038	Altera Corp	56,957		1,823
Walt Disney Co/The	528,044	33,182	Applied Materials Inc	562,607		8,163
		$49,220	Avago Technologies Ltd	140,010		4,475
Metal Fabrication & Hardware - 0.61%			Intel Corp	612,947		14,680
			Lam Research Corp (a)	190,121		8,787
Precision Castparts Corp	61,258	11,718	LSI Corp (a)	346,714		2,267
			Microchip Technology Inc	319,630		11,641
Mining - 0.48%			QLogic Corp (a)	208,810		2,268
Freeport-McMoRan Copper & Gold Inc	302,964	9,219	Qualcomm Inc	149,702		9,225
			Supertex Inc	138,830		2,927
Miscellaneous Manufacturing - 1.98%						$66,256
Aptargroup Inc	144,863	8,127	Software - 5.75%
Crane Co	141,465	7,615	Actuate Corp (a)	367,089		2,254
General Electric Co	1,011,376	22,543	Adobe Systems Inc (a)	420,377		18,951
		$38,285	Autodesk Inc (a)	169,145		6,661
			BMC Software Inc (a)	102,778		4,674
Oil & Gas - 8.66%			Informatica Corp (a)	132,156		4,352
Apache Corp	283,286	20,929
Chevron Corp	408,878	49,887	Microsoft Corp	1,282,193		42,441
			Omnicell Inc (a)	190,465		3,432
CNOOC Ltd ADR	22,978	4,305
Devon Energy Corp	235,257	12,953	Oracle Corp	699,822		22,940
			Tyler Technologies Inc (a)	86,820		5,490
Energen Corp	146,403	6,943
Exxon Mobil Corp	333,635	29,690				$111,195
HollyFrontier Corp	81,986	4,054	Telecommunications - 4.01%
Nabors Industries Ltd	198,386	2,934	AT&T Inc	693,006		25,960
Occidental Petroleum Corp	297,472	26,552	China Mobile Ltd ADR	222,999		12,318
Total SA ADR	183,274	9,208	Cisco Systems Inc	492,625		10,306
		$167,455	Corning Inc	561,329		8,139
			Polycom Inc (a)	317,554		3,334
Oil & Gas Services - 0.59%
Natural Gas Services Group Inc (a)	237,788	4,801	Verizon Communications Inc	326,386		17,596
Schlumberger Ltd	88,174	6,563				$77,653
		$11,364	Toys, Games & Hobbies - 0.91%
			Hasbro Inc	129,798		6,149

See accompanying notes

Schedule of Investments Principal Capital Appreciation Fund April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Toys, Games & Hobbies (continued)
Mattel Inc	251,098	$11,465
		$17,614

Transportation - 1.70%
Con-way Inc	63,944	2,161
Expeditors International of Washington Inc	447,943	16,095
Union Pacific Corp	98,312	14,546
		$32,802

Trucking & Leasing - 0.29%
Greenbrier Cos Inc (a)	250,488	5,651

Water- 0.19%
California Water Service Group	179,600	3,601

TOTAL COMMON STOCKS		$1,896,891
	Maturity
REPURCHASE AGREEMENTS - 1.69%	Amount (000's)	Value (000's)

Banks- 1.69%
Investment in Joint Trading Account; Credit	$3,851	$3,851
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $3,927,798; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	13,863	13,863
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $14,140,071; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	8,087	8,087
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $8,248,375; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	6,931	6,931
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$7,070,035; 0.63%; dated 08/31/17)
		$32,732
TOTAL REPURCHASE AGREEMENTS		$32,732
Total Investments		$1,929,623
Other Assets in Excess of Liabilities, Net - 0.26%		$5,006
TOTAL NET ASSETS - 100.00%		$1,934,629

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		19.06%
Financial		17.47%
Technology		13.00%
Consumer, Cyclical		12.16%
Industrial		12.06%
Communications		9 .60%
Energy		9 .25%
Basic Materials		4 .19%
Utilities		2 .95%
Other Assets in Excess of Liabilities, Net		0 .26%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments Principal LifeTime 2010 Fund April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.32%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.32%
Bond & Mortgage Securities Fund (a)	17,690,262	$197,070
Bond Market Index Fund (a)	13,837,731	154,014
Core Plus Bond Fund I (a)	17,318,257	198,987
Diversified International Fund (a)	6,981,495	77,355
Diversified Real Asset Fund (a)	5,238,257	64,012
Equity Income Fund (a)	4,158,268	91,523
Global Diversified Income Fund (a)	6,174,459	89,838
Global Multi-Strategy Fund (a)	4,360,320	46,481
Global Opportunities Fund (a),(b)	1,771,405	19,733
High Yield Fund I (a)	4,460,115	48,749
Inflation Protection Fund (a)	8,903,029	82,531
International Emerging Markets Fund (a)	1,078,378	27,693
LargeCap Growth Fund I (a)	9,944,336	107,598
LargeCap S&P 500 Index Fund (a)	6,762,162	75,939
LargeCap Value Fund (a)	3,296,461	40,612
LargeCap Value Fund I (a)	5,050,729	66,619
MidCap Fund (a)	4,579,510	82,019
Overseas Fund (a)	7,136,152	77,927
Short-Term Income Fund (a)	11,156,111	137,443
SmallCap Growth Fund I (a),(b)	1,936,809	23,397
SmallCap Value Fund II (a)	2,096,413	24,654
		$1,734,194
TOTAL INVESTMENT COMPANIES		$1,734,194
Total Investments		$1,734,194
Liabilities in Excess of Other Assets, Net - (0.32)%		$(5,455)
TOTAL NET ASSETS - 100.00%		$1,728,739

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		47.36%
Domestic Equity Funds		29.64%
International Equity Funds		11.73%
Specialty Funds		11.59%
Liabilities in Excess of Other Assets, Net		(0.32)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	17,438,103	$188,136	1,597,630	$17,735	1,345,471	$14,875	17,690,262	$191,075
Bond Market Index Fund	14,499,995	155,118	640,312	7,078	1,302,576	14,415	13,837,731	147,822
Core Plus Bond Fund I	16,551,657	174,338	2,071,275	23,680	1,304,675	14,875	17,318,257	183,249
Diversified International Fund	6,754,072	95,359	745,259	7,846	517,836	5,388	6,981,495	97,954
Diversified Real Asset Fund	5,363,855	55,306	315,259	3,729	440,857	5,258	5,238,257	53,978
Equity Income Fund	4,557,042	86,570	150,728	3,078	549,502	11,482	4,158,268	78,897
Global Diversified Income Fund	6,282,506	72,213	361,282	5,091	469,329	6,633	6,174,459	70,750
Global Multi-Strategy Fund	2,160,248	21,602	2,456,937	26,103	256,865	2,702	4,360,320	45,083
Global Opportunities Fund	—	—	1,806,247	19,320	34,842	375	1,771,405	18,947
High Yield Fund I	4,239,172	40,605	548,750	5,927	327,807	3,550	4,460,115	43,037
Inflation Protection Fund	9,391,214	75,856	224,525	2,071	712,710	6,572	8,903,029	71,878
International Emerging Markets Fund	1,117,565	30,926	34,996	898	74,183	1,911	1,078,378	29,901
International Equity Index Fund	1,751,034	16,318	62,675	638	1,813,709	19,308	—	—
International Fund I	2,842,695	44,364	67,961	761	2,910,656	34,015	—	—
LargeCap Growth Fund I	10,943,485	87,523	709,282	7,157	1,708,431	17,929	9,944,336	78,582
LargeCap S&P 500 Index Fund	7,002,076	72,701	266,489	2,730	506,403	5,258	6,762,162	70,181
LargeCap Value Fund	3,404,034	32,914	130,408	1,455	237,981	2,700	3,296,461	31,609
LargeCap Value Fund I	6,089,677	69,403	225,551	2,703	1,264,499	16,087	5,050,729	55,270
MidCap Fund	4,704,356	69,667	206,212	3,332	331,058	5,430	4,579,510	67,792
Overseas Fund	6,900,517	62,166	752,628	7,884	516,993	5,389	7,136,152	64,769
Short-Term Income Fund	11,724,727	140,888	318,765	3,917	887,381	10,901	11,156,111	134,008
SmallCap Growth Fund I	1,920,923	19,850	158,747	1,775	142,861	1,648	1,936,809	19,985
SmallCap Value Fund II	2,183,265	17,034	64,258	696	151,110	1,648	2,096,413	16,320

		$1,628,857		$155,604		$208,349		$1,571,087

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$2,389			$79			$—
Bond Market Index Fund		3,411			41			75
Core Plus Bond Fund I		6,224			106			2,228
Diversified International Fund		1,449			137			—
Diversified Real Asset Fund		871			201			1,538
Equity Income Fund		1,461			731			—
Global Diversified Income Fund		2,853			79			511
Global Multi-Strategy Fund		305			80			—
Global Opportunities Fund		—			2			—
High Yield Fund I		4,461			55			801
Inflation Protection Fund		420			523			—
International Emerging Markets Fund		424			(12)			—
International Equity Index Fund		529			2,352			—
International Fund I		597			(11,110)			—
LargeCap Growth Fund I		606			1,831			4,615
LargeCap S&P 500 Index Fund		1,410			8			—
LargeCap Value Fund		784			(60)			—
LargeCap Value Fund I		1,460			(749)			—
MidCap Fund		958			223			1,020
Overseas Fund		1,486			108			—
Short-Term Income Fund		1,176			104			—
SmallCap Growth Fund I		—			8			1,368
SmallCap Value Fund II		289			238			—
		$33,563			$(5,025)			$12,156
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2015 Fund April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.82%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.82%
Bond & Mortgage Securities Fund (a)	8,881,690	$98,942
Bond Market Index Fund (a)	7,740,264	86,149
Core Plus Bond Fund I (a)	8,548,731	98,225
Diversified International Fund (a)	4,335,737	48,040
Diversified Real Asset Fund (a)	3,207,674	39,198
Equity Income Fund (a)	1,855,475	40,839
Global Diversified Income Fund (a)	2,272,233	33,061
Global Multi-Strategy Fund (a)	2,091,218	22,292
Global Opportunities Fund (a),(b)	2,712,760	30,220
High Yield Fund I (a)	1,940,112	21,205
Inflation Protection Fund (a)	3,806,763	35,289
International Emerging Markets Fund (a)	795,034	20,417
LargeCap Growth Fund I (a)	6,278,466	67,933
LargeCap S&P 500 Index Fund (a)	4,545,263	51,043
LargeCap Value Fund (a)	2,431,516	29,956
LargeCap Value Fund I (a)	3,793,412	50,035
MidCap Fund (a)	1,540,741	27,595
MidCap Growth Fund III (a)	1,036,198	12,569
MidCap Value Fund III (a)	569,966	9,387
Overseas Fund (a)	4,395,924	48,004
Short-Term Income Fund (a)	2,771,572	34,146
SmallCap Growth Fund I (a),(b)	1,243,776	15,025
SmallCap Value Fund II (a)	1,249,997	14,700
		$934,270
TOTAL INVESTMENT COMPANIES		$934,270
Total Investments		$934,270
Other Assets in Excess of Liabilities, Net - 0.18%		$1,715
TOTAL NET ASSETS - 100.00%		$935,985

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	39.96%
Domestic Equity Funds	34.09%
International Equity Funds	15.67%
Specialty Funds	10.10%
Other Assets in Excess of Liabilities, Net	0 .18%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	7,223,527	$68,826	1,861,508	$20,552	203,345	$2,249	8,881,690	$87,129
Bond Market Index Fund	6,449,902	69,832	1,481,221	16,425	190,859	2,118	7,740,264	84,139
Core Plus Bond Fund I	7,056,295	75,727	1,689,028	19,266	196,592	2,248	8,548,731	92,745
Diversified International Fund	3,354,362	28,897	1,076,403	11,452	95,028	987	4,335,737	39,362
Diversified Real Asset Fund	2,111,916	22,654	1,162,982	13,928	67,224	804	3,207,674	35,778
Equity Income Fund	1,684,743	32,284	212,955	4,362	42,223	859	1,855,475	35,788
Global Diversified Income Fund	1,998,853	25,608	330,187	4,671	56,807	804	2,272,233	29,475
Global Multi-Strategy Fund	981,880	9,839	1,156,235	12,269	46,897	494	2,091,218	21,614
Global Opportunities Fund	—	—	2,728,256	29,365	15,496	167	2,712,760	29,198
Global Real Estate Securities Fund	1,023,643	7,666	108,499	898	1,132,142	9,496	—	—
High Yield Fund I	1,611,034	14,251	371,810	4,033	42,732	464	1,940,112	17,820
Inflation Protection Fund	3,477,409	27,717	420,701	3,879	91,347	844	3,806,763	30,752
International Emerging Markets Fund	725,648	12,799	86,526	2,220	17,140	437	795,034	14,582
International Equity Index Fund	1,651,802	15,497	124,773	1,274	1,776,575	18,929	—	—
International Fund I	1,472,345	16,305	96,113	1,076	1,568,458	18,387	—	—
LargeCap Growth Fund	1,114,330	5,889	49,819	454	1,164,149	11,377	—	—
LargeCap Growth Fund I	5,514,779	39,738	909,969	9,348	146,282	1,506	6,278,466	47,580
LargeCap S&P 500 Index Fund	4,105,468	29,872	545,173	5,688	105,378	1,097	4,545,263	34,464
LargeCap Value Fund	2,430,321	19,534	305,030	3,478	303,835	3,657	2,431,516	19,538
LargeCap Value Fund I	4,600,754	44,303	515,181	6,278	1,322,523	17,158	3,793,412	35,392
MidCap Fund	1,386,976	20,481	188,042	3,094	34,277	564	1,540,741	23,012
MidCap Growth Fund III	949,272	6,814	105,494	1,196	18,568	211	1,036,198	7,799
MidCap Value Fund I	752,178	7,099	35,629	518	787,807	12,646	—	—
MidCap Value Fund III	—	—	575,408	9,160	5,442	86	569,966	9,074
Overseas Fund	3,405,429	31,525	1,085,686	11,466	95,191	987	4,395,924	42,004
Short-Term Income Fund	2,509,453	30,257	332,389	4,085	70,270	864	2,771,572	33,478
SmallCap Growth Fund I	1,083,422	8,406	186,608	2,133	26,254	303	1,243,776	10,236
SmallCap Value Fund II	1,141,626	9,463	136,216	1,496	27,845	304	1,249,997	10,655

		$681,283		$204,064		$110,047		$791,614

	Income			Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$1,088			$—			$—
Bond Market Index Fund		1,578			—			34
Core Plus Bond Fund I		2,744			—			978
Diversified International Fund		747			—			—
Diversified Real Asset Fund		357			—			625
Equity Income Fund		578			1			—
Global Diversified Income Fund		974			—			167
Global Multi-Strategy Fund		143			—			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		520			932			—
High Yield Fund I		1,773			—			313
Inflation Protection Fund		161			—			—
International Emerging Markets Fund		286			—			—
International Equity Index Fund		517			2,158			—
International Fund I		320			1,006			—
LargeCap Growth Fund		76			5,034			—
LargeCap Growth Fund I		316			—			2,395
LargeCap S&P 500 Index Fund		855			1			—
LargeCap Value Fund		578			183			—
LargeCap Value Fund I		1,139			1,969			—
MidCap Fund		292			1			310
MidCap Growth Fund III		37			—			230
MidCap Value Fund I		140			5,029			—
MidCap Value Fund III		—			—			—
Overseas Fund		760			—			—
Short-Term Income Fund		271			—			—
SmallCap Growth Fund I		—			—			794
SmallCap Value Fund II		156			—			—
		$16,406			$16,314			$5,846
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2020 Fund April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.19%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.19%
Bond & Mortgage Securities Fund (a)	51,900,207	$578,168
Bond Market Index Fund (a)	38,938,316	433,384
Core Plus Bond Fund I (a)	50,475,570	579,964
Diversified International Fund (a)	32,311,398	358,010
Diversified Real Asset Fund (a)	15,215,109	185,929
Equity Income Fund (a)	8,452,348	186,036
Global Diversified Income Fund (a)	9,435,388	137,285
Global Multi-Strategy Fund (a)	11,427,369	121,816
Global Opportunities Fund (a),(b)	24,377,314	271,563
Global Real Estate Securities Fund (a)	24,934,210	230,641
High Yield Fund I (a)	7,858,505	85,894
Inflation Protection Fund (a)	19,485,379	180,630
International Emerging Markets Fund (a)	7,090,832	182,093
LargeCap Growth Fund (a)	10,478,571	104,681
LargeCap Growth Fund I (a)	48,572,834	525,558
LargeCap S&P 500 Index Fund (a)	35,418,812	397,753
LargeCap Value Fund (a)	20,984,682	258,531
LargeCap Value Fund I (a)	32,805,056	432,699
MidCap Fund (a)	4,733,757	84,782
MidCap Growth Fund III (a)	9,643,763	116,979
MidCap Value Fund III (a)	7,024,250	115,689
Overseas Fund (a)	32,319,799	352,932
SmallCap Growth Fund I (a),(b)	8,484,268	102,490
SmallCap Value Fund II (a)	9,356,583	110,033
		$6,133,540
TOTAL INVESTMENT COMPANIES		$6,133,540
Total Investments		$6,133,540
Liabilities in Excess of Other Assets, Net - (0.19)%		$(11,845)
TOTAL NET ASSETS - 100.00%		$6,121,695

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		39.78%
Fixed Income Funds		30.34%
International Equity Funds		22.80%
Specialty Funds		7 .27%
Liabilities in Excess of Other Assets, Net		(0.19)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	47,589,055	$510,852	6,306,286	$69,812	1,995,134	$22,056	51,900,207	$558,626
Bond Market Index Fund	38,423,158	411,183	2,435,433	26,907	1,920,275	21,262	38,938,316	416,835
Core Plus Bond Fund I	43,602,885	465,752	8,807,440	100,359	1,934,755	22,056	50,475,570	544,116
Diversified International Fund	26,355,554	374,317	7,098,830	74,917	1,142,986	11,830	32,311,398	437,455
Diversified Real Asset Fund	13,538,713	142,037	2,286,798	27,300	610,402	7,268	15,215,109	162,085
Equity Income Fund	8,383,593	159,372	426,292	8,781	357,537	7,180	8,452,348	161,048
Global Diversified Income Fund	8,093,558	109,069	1,700,003	24,021	358,173	5,051	9,435,388	128,046
Global Multi-Strategy Fund	6,701,700	67,481	5,136,693	54,547	411,024	4,317	11,427,369	117,745
Global Opportunities Fund	—	—	24,511,895	265,565	134,581	1,441	24,377,314	264,124
Global Real Estate Securities Fund	25,303,023	189,062	2,369,384	19,758	2,738,197	22,934	24,934,210	186,500
High Yield Fund I	8,401,983	76,621	1,218,714	13,161	1,762,192	18,830	7,858,505	71,482
Inflation Protection Fund	15,930,933	138,341	4,332,477	39,760	778,031	7,181	19,485,379	170,967
International Emerging Markets Fund	7,033,537	177,421	341,969	8,792	284,674	7,330	7,090,832	178,880
International Equity Index Fund	17,456,983	161,260	701,144	7,161	18,158,127	196,193	—	—
International Fund I	13,857,617	183,062	399,941	4,496	14,257,558	166,313	—	—
LargeCap Growth Fund	16,070,552	99,076	255,728	2,332	5,847,709	57,020	10,478,571	59,336
LargeCap Growth Fund I	46,647,303	366,298	3,847,569	39,179	1,922,038	19,587	48,572,834	386,027
LargeCap S&P 500 Index Fund	36,222,493	343,892	1,948,507	20,225	2,752,188	29,316	35,418,812	334,816
LargeCap Value Fund	22,323,472	213,963	1,205,320	13,663	2,544,110	30,128	20,984,682	197,636
LargeCap Value Fund I	40,343,703	427,403	2,041,211	24,770	9,579,858	122,018	32,805,056	324,362
MidCap Fund	4,648,389	68,165	291,881	4,784	206,513	3,351	4,733,757	69,633
MidCap Growth Fund III	9,488,458	81,563	575,218	6,504	419,913	4,699	9,643,763	83,368
MidCap Value Fund I	7,884,099	92,770	184,431	2,692	8,068,530	129,540	—	—
MidCap Value Fund III	—	—	7,063,835	113,016	39,585	637	7,024,250	112,379
Overseas Fund	26,663,634	244,067	6,794,989	71,505	1,138,824	11,828	32,319,799	303,733
SmallCap Growth Fund I	8,032,271	75,287	800,455	9,036	348,458	3,981	8,484,268	80,375
SmallCap Value Fund II	9,315,287	72,795	411,149	4,527	369,853	3,981	9,356,583	73,446

		$5,251,109		$1,057,570		$937,328		$5,423,020

	Income			Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$6,712			$18			$—
Bond Market Index Fund		9,104			7			198
Core Plus Bond Fund I		16,494			61			5,900
Diversified International Fund		5,691			51			—
Diversified Real Asset Fund		2,215			16			3,904
Equity Income Fund		2,739			75			—
Global Diversified Income Fund		3,924			7			662
Global Multi-Strategy Fund		951			34			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		13,402			614			—
High Yield Fund I		8,739			530			1,595
Inflation Protection Fund		717			47			—
International Emerging Markets Fund		2,687			(3)			—
International Equity Index Fund		5,307			27,772			—
International Fund I		2,924			(21,245)			—
LargeCap Growth Fund		1,075			14,948			—
LargeCap Growth Fund I		2,597			137			19,777
LargeCap S&P 500 Index Fund		7,335			15			—
LargeCap Value Fund		5,172			138			—
LargeCap Value Fund I		9,728			(5,793)			—
MidCap Fund		952			35			1,013
MidCap Growth Fund III		358			—			2,256
MidCap Value Fund I		1,435			34,078			—
MidCap Value Fund III		—			—			—
Overseas Fund		5,779			(11)			—
SmallCap Growth Fund I		—			33			5,750
SmallCap Value Fund II		1,241			105			—
		$117,278			$51,669			$41,055
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2025 Fund April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.94%
Bond & Mortgage Securities Fund (a)	7,961,998	$88,697
Bond Market Index Fund (a)	7,782,351	86,618
Core Plus Bond Fund I (a)	7,709,074	88,577
Diversified International Fund (a)	7,128,225	78,981
Diversified Real Asset Fund (a)	2,338,654	28,578
Global Diversified Income Fund (a)	682,182	9,926
Global Multi-Strategy Fund (a)	1,602,361	17,081
Global Opportunities Fund (a),(b)	4,019,165	44,774
Global Real Estate Securities Fund (a)	6,285,133	58,137
High Yield Fund I (a)	2,235,708	24,436
Inflation Protection Fund (a)	2,412,929	22,368
International Emerging Markets Fund (a)	1,641,020	42,141
International Fund I (a)	2,048,275	24,620
LargeCap Growth Fund (a)	2,475,220	24,727
LargeCap Growth Fund I (a)	11,538,621	124,848
LargeCap S&P 500 Index Fund (a)	8,004,242	89,888
LargeCap Value Fund (a)	5,810,747	71,588
LargeCap Value Fund I (a)	10,025,450	132,236
MidCap Fund (a)	498,063	8,920
MidCap Growth Fund III (a)	2,618,980	31,768
MidCap Value Fund III (a)	1,961,967	32,314
Overseas Fund (a)	7,209,679	78,730
Preferred Securities Fund (a)	2,409,454	25,878
SmallCap Growth Fund I (a),(b)	1,910,411	23,078
SmallCap Value Fund II (a)	2,042,544	24,020
		$1,282,929
TOTAL INVESTMENT COMPANIES		$1,282,929
Total Investments		$1,282,929
Other Assets in Excess of Liabilities, Net - 0.06%		$792
TOTAL NET ASSETS - 100.00%		$1,283,721

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		43.89%
Fixed Income Funds		26.22%
International Equity Funds		25.50%
Specialty Funds		4 .33%
Other Assets in Excess of Liabilities, Net		0 .06%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	6,668,987	$64,886	1,346,734	$14,891	53,723	$593	7,961,998	$79,184
Bond Market Index Fund	6,643,784	71,874	1,189,640	13,172	51,073	565	7,782,351	84,481
Core Plus Bond Fund I	6,413,260	69,494	1,347,771	15,396	51,957	593	7,709,074	84,297
Diversified International Fund	5,162,846	45,445	2,011,174	21,308	45,795	479	7,128,225	66,274
Diversified Real Asset Fund	1,941,972	21,058	413,241	4,934	16,559	199	2,338,654	25,793
Global Diversified Income Fund	525,468	7,110	163,822	2,323	7,108	101	682,182	9,332
Global Multi-Strategy Fund	1,259,179	12,637	361,437	3,809	18,255	193	1,602,361	16,253
Global Opportunities Fund	—	—	4,033,621	43,497	14,456	155	4,019,165	43,342
Global Real Estate Securities Fund	5,207,622	38,991	1,115,406	9,400	37,895	321	6,285,133	48,070
High Yield Fund I	1,771,372	16,028	477,936	5,180	13,600	148	2,235,708	21,060
Inflation Protection Fund	1,987,990	17,605	446,532	4,118	21,593	199	2,412,929	21,524
International Emerging Markets Fund	1,411,224	28,428	240,632	6,166	10,836	276	1,641,020	34,318
International Equity Index Fund	2,674,170	25,565	234,930	2,395	2,909,100	31,741	—	—
International Fund I	2,725,072	27,913	186,921	2,092	863,718	10,050	2,048,275	20,435
LargeCap Growth Fund	3,633,153	22,138	392,746	3,682	1,550,679	15,159	2,475,220	13,938
LargeCap Growth Fund I	9,651,952	74,219	1,960,220	20,233	73,551	764	11,538,621	93,688
LargeCap S&P 500 Index Fund	6,890,670	53,341	1,164,211	12,226	50,639	534	8,004,242	65,034
LargeCap Value Fund	5,092,198	43,907	750,189	8,618	31,640	366	5,810,747	52,159
LargeCap Value Fund I	9,034,445	90,514	1,276,911	15,683	285,906	3,654	10,025,450	102,564
MidCap Fund	417,961	6,247	83,670	1,391	3,568	60	498,063	7,578
MidCap Growth Fund III	2,220,020	19,887	416,680	4,765	17,720	205	2,618,980	24,447
MidCap Value Fund I	1,790,084	20,201	118,853	1,727	1,908,937	30,962	—	—
MidCap Value Fund III	—	—	1,967,580	31,704	5,613	90	1,961,967	31,614
Overseas Fund	5,227,527	50,077	2,028,151	21,326	45,999	479	7,209,679	70,924
Preferred Securities Fund	2,004,176	19,242	422,572	4,479	17,294	182	2,409,454	23,539
SmallCap Growth Fund I	1,574,205	12,557	348,198	4,008	11,992	140	1,910,411	16,425
SmallCap Value Fund II	1,776,082	14,986	279,126	3,088	12,664	140	2,042,544	17,934

		$874,350		$281,611		$98,348		$1,074,207

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$1,004			$—			$—
Bond Market Index Fund		1,630			—			36
Core Plus Bond Fund I		2,509			—			896
Diversified International Fund		1,155			—			—
Diversified Real Asset Fund		330			—			580
Global Diversified Income Fund		270			—			45
Global Multi-Strategy Fund		184			—			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		2,882			—			—
High Yield Fund I		1,968			—			347
Inflation Protection Fund		94			—			—
International Emerging Markets Fund		560			—			—
International Equity Index Fund		845			3,781			—
International Fund I		595			480			—
LargeCap Growth Fund		251			3,277			—
LargeCap Growth Fund I		556			—			4,227
LargeCap S&P 500 Index Fund		1,443			1			—
LargeCap Value Fund		1,215			—			—
LargeCap Value Fund I		2,246			21			—
MidCap Fund		89			—			94
MidCap Growth Fund III		87			—			547
MidCap Value Fund I		337			9,034			—
MidCap Value Fund III		—			—			—
Overseas Fund		1,174			—			—
Preferred Securities Fund		648			—			126
SmallCap Growth Fund I		—			—			1,165
SmallCap Value Fund II		245			—			—
		$22,317			$16,594			$8,063
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2030 Fund April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.22%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.22%
Bond & Mortgage Securities Fund (a)	29,489,702	$328,515
Bond Market Index Fund (a)	26,493,816	294,876
Core Plus Bond Fund I (a)	28,700,092	329,764
Diversified International Fund (a)	33,518,915	371,390
Diversified Real Asset Fund (a)	10,415,704	127,280
Global Multi-Strategy Fund (a)	6,300,561	67,164
Global Opportunities Fund (a),(b)	18,592,354	207,119
Global Real Estate Securities Fund (a)	33,158,450	306,716
High Yield Fund I (a)	11,191,535	122,323
Inflation Protection Fund (a)	9,397,184	87,112
International Emerging Markets Fund (a)	8,354,231	214,537
International Equity Index Fund (a)	6,883,905	76,893
LargeCap Growth Fund (a)	18,279,157	182,609
LargeCap Growth Fund I (a)	58,434,768	632,264
LargeCap S&P 500 Index Fund (a)	36,950,508	414,954
LargeCap Value Fund (a)	26,637,946	328,179
LargeCap Value Fund I (a)	44,150,326	582,343
MidCap Growth Fund III (a)	14,785,894	179,353
MidCap Value Fund III (a)	10,811,773	178,070
Overseas Fund (a)	41,708,976	455,462
Preferred Securities Fund (a)	11,750,009	126,195
SmallCap Growth Fund I (a),(b)	9,222,819	111,412
SmallCap Value Fund II (a)	9,703,687	114,115
		$5,838,645
TOTAL INVESTMENT COMPANIES		$5,838,645
Total Investments		$5,838,645
Liabilities in Excess of Other Assets, Net - (0.22)%		$(13,001)
TOTAL NET ASSETS - 100.00%		$5,825,644

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46.74%
International Equity Funds	28.02%
Fixed Income Funds	22.13%
Specialty Funds	3 .33%
Liabilities in Excess of Other Assets, Net	(0.22)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	27,751,024	$297,502	2,945,466	$32,653	1,206,788	$13,342	29,489,702	$316,820
Bond Market Index Fund	25,904,949	276,151	1,748,388	19,332	1,159,521	12,830	26,493,816	282,648
Core Plus Bond Fund I	26,185,860	281,930	3,685,738	42,106	1,171,506	13,343	28,700,092	310,696
Diversified International Fund	27,684,938	384,780	7,158,945	75,927	1,324,968	13,741	33,518,915	447,097
Diversified Real Asset Fund	9,450,154	100,061	1,396,886	16,661	431,336	5,132	10,415,704	111,593
Global Multi-Strategy Fund	6,089,561	61,408	596,432	6,277	385,432	4,047	6,300,561	63,655
Global Opportunities Fund	—	—	18,748,531	202,501	156,177	1,670	18,592,354	200,833
Global Real Estate Securities Fund	33,965,572	254,968	3,543,428	29,583	4,350,550	38,056	33,158,450	248,513
High Yield Fund I	10,052,995	92,024	1,560,656	16,864	422,116	4,562	11,191,535	104,332
Inflation Protection Fund	9,328,047	82,991	563,637	5,194	494,500	4,562	9,397,184	83,633
International Emerging Markets Fund	8,215,747	200,130	488,475	12,536	349,991	9,043	8,354,231	203,617
International Equity Index Fund	13,195,035	127,484	610,110	6,218	6,921,240	73,874	6,883,905	61,773
International Fund I	3,126,793	47,887	659,673	7,379	3,786,466	44,372	—	—
LargeCap Growth Fund	24,543,552	168,817	963,966	9,007	7,228,361	70,046	18,279,157	114,730
LargeCap Growth Fund I	55,686,021	437,229	5,206,617	53,073	2,457,870	25,089	58,434,768	465,273
LargeCap S&P 500 Index Fund	36,182,247	339,003	2,318,717	24,059	1,550,456	15,966	36,950,508	347,098
LargeCap Value Fund	26,063,948	253,921	1,588,613	17,993	1,014,615	11,403	26,637,946	260,507
LargeCap Value Fund I	47,227,344	501,187	2,735,816	33,192	5,812,834	73,771	44,150,326	459,875
MidCap Growth Fund III	13,845,420	130,588	1,577,316	18,268	636,842	7,145	14,785,894	141,708
MidCap Value Fund I	11,218,560	137,323	307,608	4,469	11,526,168	184,660	—	—
MidCap Value Fund III	—	—	10,876,868	173,299	65,095	1,051	10,811,773	172,248
Overseas Fund	42,468,708	395,398	1,965,206	20,492	2,724,938	28,413	41,708,976	387,417
Preferred Securities Fund	11,334,753	115,461	846,981	8,958	431,725	4,561	11,750,009	119,858
SmallCap Growth Fund I	9,210,733	85,461	980,297	11,079	968,211	11,294	9,222,819	85,655
SmallCap Value Fund II	10,625,099	84,411	535,402	5,874	1,456,814	16,294	9,703,687	76,506

		$4,856,115		$852,994		$688,267		$5,066,085

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$3,900			$7			$—
Bond Market Index Fund		6,168			(5)			135
Core Plus Bond Fund I		9,947			3			3,560
Diversified International Fund		6,007			131			—
Diversified Real Asset Fund		1,554			3			2,738
Global Multi-Strategy Fund		868			17			—
Global Opportunities Fund		—			2			—
Global Real Estate Securities Fund		18,135			2,018			—
High Yield Fund I		10,740			6			1,917
Inflation Protection Fund		422			10			—
International Emerging Markets Fund		3,155			(6)			—
International Equity Index Fund		4,030			1,945			—
International Fund I		736			(10,894)			—
LargeCap Growth Fund		1,647			6,952			—
LargeCap Growth Fund I		3,113			60			23,715
LargeCap S&P 500 Index Fund		7,358			2			—
LargeCap Value Fund		6,064			(4)			—
LargeCap Value Fund I		11,437			(733)			—
MidCap Growth Fund III		525			(3)			3,308
MidCap Value Fund I		2,050			42,868			—
MidCap Value Fund III		—			—			—
Overseas Fund		9,167			(60)			—
Preferred Securities Fund		3,391			—			689
SmallCap Growth Fund I		—			409			6,627
SmallCap Value Fund II		1,422			2,515			—
		$111,836			$45,243			$42,689
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2035 Fund April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.95%
Bond & Mortgage Securities Fund (a)	2,926,600	$32,602
Bond Market Index Fund (a)	3,054,266	33,994
Core Plus Bond Fund I (a)	2,859,879	32,860
Diversified International Fund (a)	5,882,486	65,178
Diversified Real Asset Fund (a)	1,193,569	14,585
Global Multi-Strategy Fund (a)	1,021,051	10,884
Global Opportunities Fund (a),(b)	1,706,414	19,010
Global Real Estate Securities Fund (a)	5,521,595	51,075
High Yield Fund I (a)	1,644,079	17,970
Inflation Protection Fund (a)	705,681	6,542
International Emerging Markets Fund (a)	1,335,254	34,289
International Equity Index Fund (a)	1,843,896	20,596
International Fund I (a)	1,541,287	18,526
LargeCap Growth Fund (a)	2,779,770	27,770
LargeCap Growth Fund I (a)	9,482,040	102,596
LargeCap S&P 500 Index Fund (a)	5,842,639	65,613
LargeCap Value Fund (a)	4,395,034	54,147
LargeCap Value Fund I (a)	7,440,593	98,141
MidCap Growth Fund III (a)	2,202,659	26,718
MidCap Value Fund III (a)	1,674,403	27,577
Overseas Fund (a)	5,038,985	55,026
Preferred Securities Fund (a)	1,418,401	15,234
SmallCap Growth Fund I (a),(b)	1,436,227	17,350
SmallCap Value Fund II (a)	1,564,444	18,398
		$866,681
TOTAL INVESTMENT COMPANIES		$866,681
Total Investments		$866,681
Other Assets in Excess of Liabilities, Net - 0.05%		$452
TOTAL NET ASSETS - 100.00%		$867,133

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		50.54%
International Equity Funds		30.42%
Fixed Income Funds		16.05%
Specialty Funds		2 .94%
Other Assets in Excess of Liabilities, Net		0 .05%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	2,446,092	$23,733	505,528	$5,587	25,020	$277	2,926,600	$29,043
Bond Market Index Fund	2,632,321	28,680	441,753	4,895	19,808	220	3,054,266	33,355
Core Plus Bond Fund I	2,319,299	25,182	564,843	6,451	24,263	277	2,859,879	31,356
Diversified International Fund	4,117,315	35,801	1,806,371	19,010	41,200	433	5,882,486	54,378
Diversified Real Asset Fund	970,988	10,588	232,800	2,780	10,219	123	1,193,569	13,245
Global Multi-Strategy Fund	802,712	8,060	230,362	2,426	12,023	127	1,021,051	10,359
Global Opportunities Fund	—	—	1,718,482	18,357	12,068	132	1,706,414	18,225
Global Real Estate Securities Fund	4,561,646	34,081	995,951	8,383	36,002	309	5,521,595	42,155
High Yield Fund I	1,296,848	11,745	358,305	3,883	11,074	119	1,644,079	15,509
Inflation Protection Fund	586,359	5,164	125,797	1,160	6,475	60	705,681	6,264
International Emerging Markets Fund	1,140,960	23,245	204,172	5,230	9,878	252	1,335,254	28,223
International Equity Index Fund	1,909,488	18,570	182,690	1,859	248,282	2,648	1,843,896	17,775
International Fund I	2,226,655	23,398	176,642	1,973	862,010	10,065	1,541,287	15,629
LargeCap Growth Fund	3,473,334	22,655	452,887	4,244	1,146,451	11,206	2,779,770	17,031
LargeCap Growth Fund I	7,859,064	62,234	1,691,957	17,447	68,981	715	9,482,040	78,966
LargeCap S&P 500 Index Fund	4,984,430	39,367	900,181	9,428	41,972	443	5,842,639	48,352
LargeCap Value Fund	3,804,962	32,950	618,259	7,083	28,187	326	4,395,034	39,707
LargeCap Value Fund I	6,580,152	65,925	1,064,126	13,045	203,685	2,598	7,440,593	76,389
MidCap Growth Fund III	1,772,470	16,084	446,945	5,154	16,756	193	2,202,659	21,045
MidCap Value Fund I	1,427,501	16,325	112,317	1,629	1,539,818	24,860	—	—
MidCap Value Fund III	—	—	1,679,615	27,038	5,212	84	1,674,403	26,954
Overseas Fund	4,211,774	40,370	868,557	9,034	41,346	433	5,038,985	48,971
Preferred Securities Fund	1,202,375	11,449	225,618	2,390	9,592	101	1,418,401	13,738
SmallCap Growth Fund I	1,176,550	9,437	269,803	3,104	10,126	117	1,436,227	12,424
SmallCap Value Fund II	1,355,894	11,559	219,173	2,416	10,623	117	1,564,444	13,858

		$576,602		$184,006		$56,235		$712,951

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$372			$—			$—
Bond Market Index Fund		648			—			14
Core Plus Bond Fund I		913			—			327
Diversified International Fund		925			—			—
Diversified Real Asset Fund		166			—			293
Global Multi-Strategy Fund		118			—			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		2,530			—			—
High Yield Fund I		1,446			—			255
Inflation Protection Fund		28			—			—
International Emerging Markets Fund		454			—			—
International Equity Index Fund		605			(6)			—
International Fund I		488			323			—
LargeCap Growth Fund		241			1,338			—
LargeCap Growth Fund I		454			—			3,461
LargeCap S&P 500 Index Fund		1,048			—			—
LargeCap Value Fund		912			—			—
LargeCap Value Fund I		1,646			17			—
MidCap Growth Fund III		70			—			440
MidCap Value Fund I		271			6,906			—
MidCap Value Fund III		—			—			—
Overseas Fund		948			—			—
Preferred Securities Fund		386			—			75
SmallCap Growth Fund I		—			—			875
SmallCap Value Fund II		188			—			—
		$14,857			$8,578			$5,740
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2040 Fund April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.19%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.19%
Bond & Mortgage Securities Fund (a)	8,909,172	$99,249
Bond Market Index Fund (a)	8,634,851	96,106
Core Plus Bond Fund I (a)	8,637,556	99,246
Diversified International Fund (a)	28,119,174	311,561
Diversified Real Asset Fund (a)	5,209,869	63,665
Global Multi-Strategy Fund (a)	3,967,583	42,294
Global Opportunities Fund (a),(b)	7,477,514	83,300
Global Real Estate Securities Fund (a)	21,944,881	202,990
High Yield Fund I (a)	6,748,433	73,760
International Emerging Markets Fund (a)	5,988,501	153,785
International Equity Index Fund (a)	7,166,285	80,047
LargeCap Growth Fund (a)	18,445,080	184,266
LargeCap Growth Fund I (a)	40,868,385	442,196
LargeCap S&P 500 Index Fund (a)	24,830,294	278,844
LargeCap Value Fund (a)	19,313,775	237,946
LargeCap Value Fund I (a)	32,431,949	427,777
MidCap Growth Fund III (a)	9,730,149	118,027
MidCap Value Fund III (a)	6,519,572	107,377
Overseas Fund (a)	28,402,420	310,154
Preferred Securities Fund (a)	5,830,261	62,617
SmallCap Growth Fund I (a),(b)	6,168,686	74,518
SmallCap Value Fund II (a)	6,477,586	76,176
		$3,625,901
TOTAL INVESTMENT COMPANIES		$3,625,901
Total Investments		$3,625,901
Liabilities in Excess of Other Assets, Net - (0.19)%		$(7,009)
TOTAL NET ASSETS - 100.00%		$3,618,892

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.80%
International Equity Funds		31.55%
Fixed Income Funds		11.91%
Specialty Funds		2 .93%
Liabilities in Excess of Other Assets, Net		(0.19)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	8,707,486	$93,047	638,022	$7,051	436,336	$4,825	8,909,172	$95,274
Bond Market Index Fund	8,446,329	90,877	550,066	6,090	361,544	4,007	8,634,851	92,961
Core Plus Bond Fund I	8,183,610	87,929	876,929	10,002	422,983	4,827	8,637,556	93,105
Diversified International Fund	21,734,595	279,628	7,462,871	78,630	1,078,292	11,189	28,119,174	347,078
Diversified Real Asset Fund	4,622,107	49,114	820,468	9,794	232,706	2,773	5,209,869	56,135
Global Multi-Strategy Fund	3,813,798	38,536	397,999	4,187	244,214	2,565	3,967,583	40,165
Global Opportunities Fund	—	—	7,620,394	81,784	142,880	1,530	7,477,514	80,254
Global Real Estate Securities Fund	20,989,517	156,685	2,466,701	20,625	1,511,337	12,663	21,944,881	164,706
High Yield Fund I	6,032,874	56,270	999,793	10,811	284,234	3,080	6,748,433	64,002
International Emerging Markets Fund	5,858,821	137,608	397,038	10,178	267,358	6,906	5,988,501	140,878
International Equity Index Fund	10,254,369	99,442	506,790	5,161	3,594,874	38,153	7,166,285	66,343
International Fund I	11,974,901	151,091	453,379	5,072	12,428,280	144,760	—	—
LargeCap Growth Fund	18,701,848	129,770	881,629	8,234	1,138,397	10,780	18,445,080	127,232
LargeCap Growth Fund I	38,740,296	304,375	4,065,302	41,498	1,937,213	19,846	40,868,385	326,024
LargeCap S&P 500 Index Fund	24,188,154	216,229	1,806,016	18,758	1,163,876	12,016	24,830,294	222,970
LargeCap Value Fund	18,810,953	180,534	1,309,309	14,845	806,487	9,089	19,313,775	186,287
LargeCap Value Fund I	33,305,304	351,209	2,256,857	27,409	3,130,212	38,987	32,431,949	339,515
MidCap Growth Fund III	8,277,744	77,464	1,908,796	22,178	456,391	5,135	9,730,149	94,505
MidCap Value Fund I	6,379,147	76,922	226,412	3,285	6,605,559	106,476	—	—
MidCap Value Fund III	—	—	6,574,009	105,988	54,437	881	6,519,572	105,107
Overseas Fund	21,961,454	205,793	7,516,191	79,019	1,075,225	11,189	28,402,420	273,631
Preferred Securities Fund	5,601,343	55,721	447,510	4,733	218,592	2,311	5,830,261	58,143
SmallCap Growth Fund I	6,154,842	56,628	712,194	8,066	698,350	8,157	6,168,686	56,806
SmallCap Value Fund II	6,795,760	53,968	414,371	4,546	732,545	8,158	6,477,586	51,242

		$2,948,840		$587,944		$470,303		$3,082,363

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$1,226			$1			$—
Bond Market Index Fund		2,013			1			44
Core Plus Bond Fund I		3,112			1			1,113
Diversified International Fund		4,726			9			—
Diversified Real Asset Fund		762			—			1,340
Global Multi-Strategy Fund		544			7			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		11,226			59			—
High Yield Fund I		6,453			1			1,151
International Emerging Markets Fund		2,254			(2)			—
International Equity Index Fund		3,139			(107)			—
International Fund I		2,544			(11,403)			—
LargeCap Growth Fund		1,257			8			—
LargeCap Growth Fund I		2,168			(3)			16,510
LargeCap S&P 500 Index Fund		4,925			(1)			—
LargeCap Value Fund		4,381			(3)			—
LargeCap Value Fund I		8,074			(116)			—
MidCap Growth Fund III		314			(2)			1,979
MidCap Value Fund I		1,167			26,269			—
MidCap Value Fund III		—			—			—
Overseas Fund		4,793			8			—
Preferred Securities Fund		1,681			—			341
SmallCap Growth Fund I		—			269			4,431
SmallCap Value Fund II		911			886			—
		$67,670			$15,882			$26,909
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2045 Fund April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.84%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.84%
Bond & Mortgage Securities Fund (a)	826,720	$9,210
Bond Market Index Fund (a)	704,877	7,845
Core Plus Bond Fund I (a)	913,329	10,494
Diversified International Fund (a)	3,708,564	41,091
Diversified Real Asset Fund (a)	514,346	6,285
Global Multi-Strategy Fund (a)	531,922	5,670
Global Opportunities Fund (a),(b)	1,092,134	12,166
Global Real Estate Securities Fund (a)	2,996,315	27,716
High Yield Fund I (a)	864,363	9,448
International Emerging Markets Fund (a)	767,786	19,717
International Equity Index Fund (a)	1,133,097	12,657
International Fund I (a)	790,297	9,499
LargeCap Growth Fund (a)	2,150,095	21,480
LargeCap Growth Fund I (a)	5,402,024	58,450
LargeCap S&P 500 Index Fund (a)	3,284,065	36,880
LargeCap Value Fund (a)	2,518,022	31,022
LargeCap Value Fund I (a)	3,778,332	49,836
MidCap Growth Fund III (a)	1,251,778	15,184
MidCap Value Fund III (a)	923,907	15,217
Overseas Fund (a)	3,082,885	33,665
Preferred Securities Fund (a)	951,062	10,214
SmallCap Growth Fund I (a),(b)	798,160	9,642
SmallCap Value Fund II (a)	867,509	10,202
		$463,590
TOTAL INVESTMENT COMPANIES		$463,590
Total Investments		$463,590
Liabilities in Excess of Other Assets, Net - 0.16%		$759
TOTAL NET ASSETS - 100.00%		$464,349

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.40%
International Equity Funds	33.71%
Fixed Income Funds	10.16%
Specialty Funds	2 .57%
Liabilities in Excess of Other Assets, Net	0.16%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	680,079	$6,788	151,291	$1,672	4,650	$53	826,720	$8,407
Bond Market Index Fund	609,628	6,602	98,438	1,092	3,189	37	704,877	7,657
Core Plus Bond Fund I	621,119	6,777	296,648	3,377	4,438	51	913,329	10,103
Diversified International Fund	2,454,156	22,136	1,272,479	13,399	18,071	189	3,708,564	35,346
Diversified Real Asset Fund	407,887	4,497	109,588	1,310	3,129	38	514,346	5,769
Global Multi-Strategy Fund	403,915	4,100	131,875	1,389	3,868	41	531,922	5,448
Global Opportunities Fund	—	—	1,098,189	11,858	6,055	66	1,092,134	11,792
Global Real Estate Securities Fund	2,404,812	17,864	606,269	5,111	14,766	127	2,996,315	22,848
High Yield Fund I	789,398	7,537	219,061	2,374	144,096	1,547	864,363	8,374
International Emerging Markets Fund	634,329	13,507	137,832	3,532	4,375	110	767,786	16,929
International Equity Index Fund	1,161,459	11,550	116,633	1,187	144,995	1,546	1,133,097	11,192
International Fund I	1,282,516	13,064	111,490	1,244	603,709	7,048	790,297	7,465
LargeCap Growth Fund	1,957,102	13,312	305,580	2,868	112,587	1,097	2,150,095	15,115
LargeCap Growth Fund I	4,331,006	35,445	1,101,173	11,378	30,155	310	5,402,024	46,513
LargeCap S&P 500 Index Fund	2,721,659	22,183	580,136	6,086	17,730	186	3,284,065	28,083
LargeCap Value Fund	2,121,409	18,688	408,940	4,696	12,327	140	2,518,022	23,244
LargeCap Value Fund I	3,662,644	37,170	713,105	8,759	597,417	7,771	3,778,332	38,508
MidCap Growth Fund III	946,503	8,829	312,265	3,622	6,990	79	1,251,778	12,372
MidCap Value Fund I	764,526	8,945	66,441	962	830,967	13,428	—	—
MidCap Value Fund III	—	—	926,092	14,917	2,185	36	923,907	14,881
Overseas Fund	2,485,763	24,287	615,260	6,408	18,138	189	3,082,885	30,506
Preferred Securities Fund	794,683	7,788	160,802	1,704	4,423	47	951,062	9,445
SmallCap Growth Fund I	634,445	5,316	167,994	1,939	4,279	50	798,160	7,205
SmallCap Value Fund II	730,373	6,323	141,681	1,566	4,545	49	867,509	7,840

		$302,708		$112,450		$34,235		$385,042

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$104			$—			$—
Bond Market Index Fund		151			—			3
Core Plus Bond Fund I		245			—			88
Diversified International Fund		555			—			—
Diversified Real Asset Fund		70			—			124
Global Multi-Strategy Fund		60			—			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		1,345			—			—
High Yield Fund I		867			10			155
International Emerging Markets Fund		254			—			—
International Equity Index Fund		370			1			—
International Fund I		283			205			—
LargeCap Growth Fund		136			32			—
LargeCap Growth Fund I		252			—			1,919
LargeCap S&P 500 Index Fund		576			—			—
LargeCap Value Fund		511			—			—
LargeCap Value Fund I		922			350			—
MidCap Growth Fund III		38			—			236
MidCap Value Fund I		146			3,521			—
MidCap Value Fund III		—			—			—
Overseas Fund		564			—			—
Preferred Securities Fund		257			—			50
SmallCap Growth Fund I		—			—			474
SmallCap Value Fund II		102			—			—
		$7,808			$4,119			$3,049
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2050 Fund April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.28%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.28%
Bond & Mortgage Securities Fund (a)	1,918,437	$21,371
Bond Market Index Fund (a)	511,933	5,698
Core Plus Bond Fund I (a)	1,861,450	21,388
Diversified International Fund (a)	14,140,065	156,672
Diversified Real Asset Fund (a)	1,698,121	20,751
Global Multi-Strategy Fund (a)	1,759,456	18,756
Global Opportunities Fund (a),(b)	2,291,091	25,523
Global Real Estate Securities Fund (a)	10,862,493	100,478
High Yield Fund I (a)	3,275,096	35,797
International Emerging Markets Fund (a)	2,929,150	75,221
International Equity Index Fund (a)	4,703,679	52,540
International Fund I (a)	2,256,166	27,119
LargeCap Growth Fund (a)	7,591,037	75,834
LargeCap Growth Fund I (a)	19,623,106	212,322
LargeCap S&P 500 Index Fund (a)	11,925,595	133,924
LargeCap Value Fund (a)	9,151,726	112,749
LargeCap Value Fund I (a)	15,975,551	210,718
MidCap Growth Fund III (a)	4,635,095	56,224
MidCap Value Fund III (a)	3,066,209	50,501
Overseas Fund (a)	12,032,907	131,399
Preferred Securities Fund (a)	3,509,411	37,691
SmallCap Growth Fund I (a),(b)	2,912,036	35,177
SmallCap Value Fund II (a)	3,093,306	36,377
		$1,654,230
TOTAL INVESTMENT COMPANIES		$1,654,230
Total Investments		$1,654,230
Liabilities in Excess of Other Assets, Net - (0.28)%		$(4,665)
TOTAL NET ASSETS - 100.00%		$1,649,565

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.99%
International Equity Funds	34.49%
Fixed Income Funds	7 .40%
Specialty Funds	2 .40%
Liabilities in Excess of Other Assets, Net	(0.28)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	1,790,526	$19,240	203,779	$2,251	75,868	$839	1,918,437	$20,652
Bond Market Index Fund	495,747	5,219	29,345	326	13,159	147	511,933	5,398
Core Plus Bond Fund I	1,686,519	18,154	247,467	2,821	72,536	828	1,861,450	20,147
Diversified International Fund	10,445,527	130,303	4,152,008	43,865	457,470	4,737	14,140,065	169,432
Diversified Real Asset Fund	1,543,607	16,281	227,038	2,703	72,524	865	1,698,121	18,119
Global Multi-Strategy Fund	1,604,830	16,210	238,371	2,508	83,745	879	1,759,456	17,839
Global Opportunities Fund	—	—	2,381,930	25,409	90,839	971	2,291,091	24,439
Global Real Estate Securities Fund	9,739,526	72,285	1,501,883	12,586	378,916	3,172	10,862,493	81,701
High Yield Fund I	2,818,184	28,199	564,969	6,112	108,057	1,172	3,275,096	33,140
International Emerging Markets Fund	2,743,792	65,665	296,783	7,634	111,425	2,863	2,929,150	70,436
International Equity Index Fund	5,100,215	50,505	334,064	3,412	730,600	7,738	4,703,679	46,086
International Fund I	5,109,802	62,958	279,586	3,137	3,133,222	36,463	2,256,166	33,799
LargeCap Growth Fund	8,855,684	60,832	647,406	6,062	1,912,053	18,578	7,591,037	49,395
LargeCap Growth Fund I	17,787,857	141,400	2,597,662	26,652	762,413	7,823	19,623,106	160,229
LargeCap S&P 500 Index Fund	11,130,861	99,994	1,240,473	12,926	445,739	4,614	11,925,595	108,305
LargeCap Value Fund	8,567,578	81,304	900,433	10,257	316,285	3,576	9,151,726	87,984
LargeCap Value Fund I	15,279,713	160,822	1,586,805	19,367	890,967	11,024	15,975,551	169,164
MidCap Growth Fund III	3,398,757	30,113	1,414,373	16,566	178,035	2,008	4,635,095	44,671
MidCap Value Fund I	2,856,778	33,940	158,854	2,315	3,015,632	48,205	—	—
MidCap Value Fund III	—	—	3,097,611	49,533	31,402	508	3,066,209	49,025
Overseas Fund	10,680,841	100,270	1,809,501	18,925	457,435	4,738	12,032,907	114,457
Preferred Securities Fund	3,251,893	33,339	366,581	3,881	109,063	1,154	3,509,411	36,066
SmallCap Growth Fund I	2,763,115	26,028	425,976	4,863	277,055	3,239	2,912,036	27,667
SmallCap Value Fund II	3,173,755	25,466	298,618	3,288	379,067	4,239	3,093,306	24,833

		$1,278,527		$287,399		$170,380		$1,412,984

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$257			$—			$—
Bond Market Index Fund		119			—			3
Core Plus Bond Fund I		646			—			231
Diversified International Fund		2,289			1			—
Diversified Real Asset Fund		257			—			451
Global Multi-Strategy Fund		231			—			—
Global Opportunities Fund		—			1			—
Global Real Estate Securities Fund		5,269			2			—
High Yield Fund I		3,049			1			541
International Emerging Markets Fund		1,064			—			—
International Equity Index Fund		1,573			(93)			—
International Fund I		1,094			4,167			—
LargeCap Growth Fund		599			1,079			—
LargeCap Growth Fund I		1,003			—			7,638
LargeCap S&P 500 Index Fund		2,283			(1)			—
LargeCap Value Fund		2,009			(1)			—
LargeCap Value Fund I		3,732			(1)			—
MidCap Growth Fund III		130			—			820
MidCap Value Fund I		528			11,950			—
MidCap Value Fund III		—			—			—
Overseas Fund		2,349			—			—
Preferred Securities Fund		997			—			199
SmallCap Growth Fund I		—			15			2,003
SmallCap Value Fund II		428			318			—
		$29,906			$17,438			$11,886
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2055 Fund April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.97%
Bond & Mortgage Securities Fund (a)	97,920	$1,091
Bond Market Index Fund (a)	24,536	273
Core Plus Bond Fund I (a)	94,171	1,082
Diversified International Fund (a)	575,436	6,376
Diversified Real Asset Fund (a)	109,440	1,337
Global Multi-Strategy Fund (a)	98,247	1,047
Global Opportunities Fund (a),(b)	199,735	2,225
Global Real Estate Securities Fund (a)	565,153	5,228
High Yield Fund I (a)	165,548	1,809
International Emerging Markets Fund (a)	155,013	3,981
International Equity Index Fund (a)	233,306	2,606
International Fund I (a)	287,004	3,450
LargeCap Growth Fund (a)	439,632	4,392
LargeCap Growth Fund I (a)	1,049,884	11,360
LargeCap S&P 500 Index Fund (a)	636,462	7,147
LargeCap Value Fund (a)	473,031	5,828
LargeCap Value Fund I (a)	757,988	9,998
MidCap Growth Fund III (a)	218,444	2,650
MidCap Value Fund III (a)	172,370	2,839
Overseas Fund (a)	629,221	6,871
Preferred Securities Fund (a)	171,658	1,843
SmallCap Growth Fund I (a),(b)	153,075	1,849
SmallCap Value Fund II (a)	162,573	1,912
		$87,194
TOTAL INVESTMENT COMPANIES		$87,194
Total Investments		$87,194
Other Assets in Excess of Liabilities, Net - 0.03%		$29
TOTAL NET ASSETS - 100.00%		$87,223

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.01%
International Equity Funds	35.24%
Fixed Income Funds	6 .99%
Specialty Funds	2 .73%
Other Assets in Excess of Liabilities, Net	0 .03%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	76,243	$772	26,047	$288	4,370		$48	97,920	$1,012
Bond Market Index Fund	21,214	228	3,629	40	307		2	24,536	266
Core Plus Bond Fund I	70,859	782	27,528	315	4,216		48	94,171	1,049
Diversified International Fund	423,495	3,965	184,272	1,919	32,331		340	575,436	5,544
Diversified Real Asset Fund	60,139	670	53,987	645	4,686		57	109,440	1,258
Global Multi-Strategy Fund	70,064	713	34,698	365	6,515		69	98,247	1,009
Global Opportunities Fund	—	—	216,115	2,327	16,380		175	199,735	2,152
Global Real Estate Securities Fund	422,960	3,134	166,281	1,400	24,088		208	565,153	4,327
High Yield Fund I	144,413	1,431	56,040	608	34,905		375	165,548	1,665
International Emerging Markets Fund	119,564	2,710	42,858	1,099	7,409		187	155,013	3,622
International Equity Index Fund	227,887	2,253	38,410	389	32,991		350	233,306	2,291
International Fund I	253,502	2,644	36,620	407	3,118		35	287,004	3,016
LargeCap Growth Fund	357,875	2,595	97,392	910	15,635		149	439,632	3,356
LargeCap Growth Fund I	782,474	6,740	316,156	3,262	48,746		513	1,049,884	9,489
LargeCap S&P 500 Index Fund	493,270	4,180	171,225	1,787	28,033		300	636,462	5,667
LargeCap Value Fund	372,286	3,390	120,009	1,370	19,264		228	473,031	4,532
LargeCap Value Fund I	666,702	6,939	217,856	2,664	126,570		1,635	757,988	8,016
MidCap Growth Fund III	161,035	1,559	68,707	784	11,298		133	218,444	2,210
MidCap Value Fund I	130,435	1,575	22,940	332	153,375		2,473	—	—
MidCap Value Fund III	—	—	178,221	2,865	5,851		95	172,370	2,770
Overseas Fund	476,267	4,747	185,584	1,931	32,630		340	629,221	6,338
Preferred Securities Fund	133,956	1,327	44,779	474	7,077		75	171,658	1,726
SmallCap Growth Fund I	113,294	1,025	46,634	539	6,853		81	153,075	1,483
SmallCap Value Fund II	126,933	1,126	42,792	470	7,152		81	162,573	1,515

		$54,505		$27,190			$7,997		$74,313

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$11			$—	$			—
Bond Market Index Fund		5			—				—
Core Plus Bond Fund I		29			—				10
Diversified International Fund		99			—				—
Diversified Real Asset Fund		11			—				19
Global Multi-Strategy Fund		11			—				—
Global Opportunities Fund		—			—				—
Global Real Estate Securities Fund		245			1				—
High Yield Fund I		163			1				29
International Emerging Markets Fund		49			—				—
International Equity Index Fund		75			(1)				—
International Fund I		57			—				—
LargeCap Growth Fund		25			—				—
LargeCap Growth Fund I		47			—				359
LargeCap S&P 500 Index Fund		107			—				—
LargeCap Value Fund		92			—				—
LargeCap Value Fund I		172			48				—
MidCap Growth Fund III		7			—				42
MidCap Value Fund I		26			566				—
MidCap Value Fund III		—			—				—
Overseas Fund		111			—				—
Preferred Securities Fund		46			—				9
SmallCap Growth Fund I		—			—				87
SmallCap Value Fund II		18			—				—
		$1,406			$615	$			555
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2060 Fund April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 107.69%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 107.69%
Bond & Mortgage Securities Fund (a)	107	$1
Core Plus Bond Fund I (a)	104	1
Diversified International Fund (a)	853	10
Diversified Real Asset Fund (a)	119	1
Global Multi-Strategy Fund (a)	179	2
Global Opportunities Fund (a),(b)	605	7
Global Real Estate Securities Fund (a)	614	6
High Yield Fund I (a)	177	2
International Emerging Markets Fund (a)	183	5
LargeCap Growth Fund (a)	359	4
LargeCap Growth Fund I (a)	1,219	13
LargeCap S&P 500 Index Fund (a)	705	8
LargeCap Value Fund (a)	477	6
LargeCap Value Fund I (a)	837	11
MidCap Growth Fund III (a)	281	3
MidCap Value Fund III (a)	209	3
Overseas Fund (a)	864	9
Preferred Securities Fund (a)	179	2
SmallCap Growth Fund I (a),(b)	171	2
SmallCap Value Fund II (a)	177	2
		$98
TOTAL INVESTMENT COMPANIES		$98
Total Investments		$98
Liabilities in Excess of Other Assets, Net - (7.69)%		$(7)
TOTAL NET ASSETS - 100.00%		$91

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.83%
International Equity Funds	39.57%
Fixed Income Funds	6 .86%
Specialty Funds	3 .70%
Liabilities in Excess of Other Assets, Net	(7 .96)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost		Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	—	$—		146	$2	39		$1	107	$1
Core Plus Bond Fund I	—	—		142	2	38		1	104	1
Diversified International Fund	—	—		1,160	12	307		3	853	9
Diversified Real Asset Fund	—	—		161	2	42		1	119	1
Global Multi-Strategy Fund	—	—		244	3	65		1	179	2
Global Opportunities Fund	—	—		821	9	216		3	605	6
Global Real Estate Securities Fund	—	—		832	7	218		2	614	5
High Yield Fund I	—	—		241	3	64		1	177	2
International Emerging Markets Fund	—	—		250	6	67		1	183	5
LargeCap Growth Fund	—	—		487	5	128		2	359	3
LargeCap Growth Fund I	—	—		1,655	18	436		4	1,219	14
LargeCap S&P 500 Index Fund	—	—		955	10	250		2	705	8
LargeCap Value Fund	—	—		647	8	170		2	477	6
LargeCap Value Fund I	—	—		1,135	14	298		3	837	11
MidCap Growth Fund III	—	—		382	5	101		2	281	3
MidCap Value Fund III	—	—		283	5	74		2	209	3
Overseas Fund	—	—		1,177	12	313		3	864	9
Preferred Securities Fund	—	—		243	3	64		1	179	2
SmallCap Growth Fund I	—	—		233	3	62		1	171	2
SmallCap Value Fund II	—	—		241	3	64		1	177	2

		$—			$132			$37		$95

	Income			Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund			$—			$—	$			—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			—				—
High Yield Fund I			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund I			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.17%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.17%
Bond & Mortgage Securities Fund (a)	10,455,451	$116,474
Bond Market Index Fund (a)	9,078,410	101,043
Core Plus Bond Fund I (a)	10,199,313	117,190
Diversified International Fund (a)	1,786,904	19,799
Diversified Real Asset Fund (a)	3,165,481	38,682
Equity Income Fund (a)	2,210,003	48,642
Global Diversified Income Fund (a)	3,870,317	56,313
Global Multi-Strategy Fund (a)	2,153,027	22,951
Global Opportunities Fund (a),(b)	629,949	7,018
High Yield Fund I (a)	2,695,257	29,459
Inflation Protection Fund (a)	6,522,024	60,459
International Emerging Markets Fund (a)	217,681	5,590
LargeCap Growth Fund I (a)	2,296,159	24,844
LargeCap S&P 500 Index Fund (a)	1,525,585	17,132
MidCap Fund (a)	1,181,397	21,159
Overseas Fund (a)	1,828,338	19,966
Short-Term Income Fund (a)	8,804,621	108,473
SmallCap Growth Fund I (a),(b)	379,225	4,581
SmallCap Value Fund II (a)	414,813	4,878
		$824,653
TOTAL INVESTMENT COMPANIES		$824,653
Total Investments		$824,653
Liabilities in Excess of Other Assets, Net - (0.17)%		$(1,413)
TOTAL NET ASSETS - 100.00%		$823,240

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		64.76%
Domestic Equity Funds		14.73%
Specialty Funds		14.33%
International Equity Funds		6 .35%
Liabilities in Excess of Other Assets, Net		(0.17)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	10,246,674	$110,683	813,937	$8,999	605,160	$6,692	10,455,451	$112,990
Bond Market Index Fund	8,811,876	94,467	870,995	9,648	604,461	6,693	9,078,410	97,421
Core Plus Bond Fund I	9,689,788	102,807	1,095,747	12,514	586,222	6,693	10,199,313	108,635
Diversified International Fund	1,487,814	18,451	388,526	4,134	89,436	933	1,786,904	21,654
Diversified Real Asset Fund	3,024,678	31,886	337,230	4,007	196,427	2,349	3,165,481	33,543
Equity Income Fund	2,564,909	48,711	196,294	3,992	551,200	11,805	2,210,003	41,853
Global Diversified Income Fund	3,700,581	40,321	360,435	5,083	190,699	2,703	3,870,317	42,706
Global Multi-Strategy Fund	1,187,499	11,884	1,062,334	11,278	96,806	1,020	2,153,027	22,144
Global Opportunities Fund	—	—	645,433	6,974	15,484	167	629,949	6,807
High Yield Fund I	2,407,717	23,563	439,286	4,755	151,746	1,645	2,695,257	26,673
Inflation Protection Fund	6,448,410	55,861	430,114	3,971	356,500	3,290	6,522,024	56,544
International Emerging Markets Fund	212,847	5,100	18,571	476	13,737	352	217,681	5,224
International Equity Index Fund	343,135	3,282	24,754	252	367,889	3,919	—	—
International Fund I	460,107	6,816	25,462	285	485,569	5,702	—	—
LargeCap Growth Fund I	2,397,158	19,392	271,584	2,763	372,583	3,933	2,296,159	18,389
LargeCap S&P 500 Index Fund	1,616,679	16,129	133,807	1,381	224,901	2,439	1,525,585	15,088
MidCap Fund	1,143,016	16,864	99,333	1,617	60,952	1,011	1,181,397	17,480
Overseas Fund	1,524,758	14,135	393,123	4,143	89,543	933	1,828,338	17,346
Short-Term Income Fund	8,666,996	104,033	668,106	8,209	530,481	6,520	8,804,621	105,724
SmallCap Growth Fund I	353,618	2,842	45,790	518	20,183	235	379,225	3,125
SmallCap Value Fund II	406,941	3,166	29,177	317	21,305	235	414,813	3,250

		$730,393		$95,316		$69,269		$756,596

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$1,455			$—			$—
Bond Market Index Fund		2,113			(1)			46
Core Plus Bond Fund I		3,702			7			1,323
Diversified International Fund		324			2			—
Diversified Real Asset Fund		500			(1)			880
Equity Income Fund		851			955			—
Global Diversified Income Fund		1,737			5			305
Global Multi-Strategy Fund		170			2			—
Global Opportunities Fund		—			—			—
High Yield Fund I		2,592			—			461
Inflation Protection Fund		293			2			—
International Emerging Markets Fund		82			—			—
International Equity Index Fund		105			385			—
International Fund I		98			(1,399)			—
LargeCap Growth Fund I		135			167			1,025
LargeCap S&P 500 Index Fund		331			17			—
MidCap Fund		236			10			251
Overseas Fund		333			1			—
Short-Term Income Fund		901			2			—
SmallCap Growth Fund I		—			—			255
SmallCap Value Fund II		55			2			—
		$16,013			$156			$4,546
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Real Estate Securities Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 97.64%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Real Estate - 1.01%				(continued)	Amount (000's)	Value(000	's)
Jones Lang LaSalle Inc	189,286	$18,743		Banks (continued)
				Investment in Joint Trading Account; Merrill	$6,207	$6,207
				Lynch Repurchase Agreement; 0.14%
REITS - 96.63%				dated 04/30/2013 maturing 05/01/2013
Apartment Investment & Management Co	1,643,941	51,143		(collateralized by US Government Security;
AvalonBay Communities Inc	195,296	25,982
Boston Properties Inc	850,456	93,065		$6,330,904; 0.63%; dated 08/31/17)
Camden Property Trust	635,425	45,967				$29,310
Campus Crest Communities Inc	1,133,966	15,490		TOTAL REPURCHASE AGREEMENTS		$29,310
Colonial Properties Trust	1,050,358	24,379		Total Investments		$1,831,848
Corrections Corp of America	1,020,937	36,958		Other Assets in Excess of Liabilities, Net - 0.77%		$14,155
CubeSmart	1,427,016	25,073		TOTAL NET ASSETS - 100.00%		$1,846,003
DDR Corp	2,186,813	40,106
Duke Realty Corp	1,562,400	27,561
DuPont Fabros Technology Inc	577,416	14,516		(a) Non-Income Producing Security
EPR Properties	808,278	45,700
Equity One Inc	762,224	19,429
Equity Residential	785,401	45,600		Portfolio Summary (unaudited)
Essex Property Trust Inc	192,292	30,199		Sector		Percent
Extra Space Storage Inc	790,028	34,429		Financial		99.23%
Federal Realty Investment Trust	423,711	49,578		Other Assets in Excess of Liabilities, Net		0 .77%
First Industrial Realty Trust Inc	2,886,715	51,788		TOTAL NET ASSETS		100.00%
General Growth Properties Inc	3,108,897	70,634
HCP Inc	839,384	44,739
Health Care REIT Inc	608,626	45,629
Host Hotels & Resorts Inc	4,023,920	73,517
Medical Properties Trust Inc	1,036,300	16,674
Pebblebrook Hotel Trust	1,083,500	29,428
Pennsylvania Real Estate Investment Trust	1,212,600	25,137
Prologis Inc	2,634,658	110,524
Public Storage	521,995	86,129
Ramco-Gershenson Properties Trust	446,748	7,805
Retail Properties of America Inc	788,670	12,075
Saul Centers Inc	427,292	19,143
Senior Housing Properties Trust	1,079,825	30,699
Simon Property Group Inc	1,435,232	255,572
SL Green Realty Corp	732,781	66,463
Strategic Hotels & Resorts Inc (a)	2,991,520	24,142
Sunstone Hotel Investors Inc (a)	1,187,600	14,738
Taubman Centers Inc	434,600	37,163
Ventas Inc	738,058	58,772
Vornado Realty Trust	889,098	77,849
		$1,783,795
TOTAL COMMON STOCKS		$1,802,538
	Maturity
REPURCHASE AGREEMENTS - 1.59%	Amount (000's)	Value(000	's)

Banks - 1.59%
Investment in Joint Trading Account; Credit	$3,448	$3,448
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $3,517,169; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	12,414	12,414
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $12,661,809; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	7,241	7,241
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $7,386,056; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)

See accompanying notes

Schedule of Investments SAM Balanced Portfolio April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.93%
Bond & Mortgage Securities Fund (a)	4,555,789	$50,752
Diversified International Fund (a)	35,076,910	388,652
Equity Income Fund (a)	25,757,741	566,928
Global Diversified Income Fund (a)	4,309,264	62,700
Global Multi-Strategy Fund (a)	9,641,465	102,778
Global Real Estate Securities Fund (a)	5,328,254	49,286
Government & High Quality Bond Fund (a)	35,133,186	398,059
High Yield Fund (a)	10,021,023	80,469
Income Fund (a)	57,442,367	577,296
Inflation Protection Fund (a)	2,763,256	25,615
International Emerging Markets Fund (a)	2,296,938	58,985
LargeCap Blend Fund II (a)	10,832,611	129,991
LargeCap Growth Fund (a)	30,042,774	300,127
LargeCap Growth Fund II (a)	13,597,526	127,817
LargeCap Value Fund (a)	15,701,538	193,443
LargeCap Value Fund III (a)	10,737,904	134,224
MidCap Fund (a)	7,920,553	141,857
MidCap Growth Fund III (a)	2,723,291	33,034
Preferred Securities Fund (a)	5,653,721	60,721
Principal Capital Appreciation Fund (a)	6,258,534	297,343
Short-Term Income Fund (a)	11,199,692	137,980
SmallCap Growth Fund I (a),(b)	10,859,681	131,185
SmallCap Value Fund II (a)	5,593,019	65,774
Small-MidCap Dividend Income Fund (a)	7,235,773	89,289
		$4,204,305
TOTAL INVESTMENT COMPANIES		$4,204,305
Total Investments		$4,204,305
Other Assets in Excess of Liabilities, Net - 0.07%		$2,969
TOTAL NET ASSETS - 100.00%		$4,207,274

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.56%
Fixed Income Funds		31.63%
International Equity Funds		11.81%
Specialty Funds		3 .93%
Other Assets in Excess of Liabilities, Net		0 .07%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	4,496,066	$49,408	59,723	$660	—	$—	4,555,789	$50,068
Diversified International Fund	34,724,374	331,439	787,863	8,023	435,327	4,559	35,076,910	334,256
Equity Income Fund	26,785,326	410,052	419,368	8,508	1,446,953	28,797	25,757,741	392,533
Global Diversified Income Fund	4,154,046	55,042	252,711	3,569	97,493	1,365	4,309,264	57,246
Global Multi-Strategy Fund	8,978,826	90,814	662,639	6,965	—	—	9,641,465	97,779
Global Real Estate Securities Fund	5,298,920	39,152	333,195	2,752	303,861	2,528	5,328,254	39,420
Government & High Quality Bond	35,442,546	374,663	1,024,127	11,603	1,333,487	15,129	35,133,186	371,354
Fund
High Yield Fund	10,526,564	73,897	475,911	3,741	981,452	7,702	10,021,023	70,099
Income Fund	55,576,028	508,774	2,303,689	22,930	437,350	4,361	57,442,367	527,333
Inflation Protection Fund	2,115,841	17,922	647,415	5,964	—	—	2,763,256	23,886
International Emerging Markets Fund	2,115,339	43,748	181,599	4,693	—	—	2,296,938	48,441
LargeCap Blend Fund II	10,657,803	101,340	236,335	2,546	61,527	708	10,832,611	103,210
LargeCap Growth Fund	29,729,457	182,340	446,230	4,122	132,913	1,267	30,042,774	185,201
LargeCap Growth Fund II	12,995,988	82,428	601,538	5,236	—	—	13,597,526	87,664
LargeCap Value Fund	14,613,046	147,224	1,088,492	12,326	—	—	15,701,538	159,550
LargeCap Value Fund III	11,242,697	96,533	263,946	2,917	768,739	8,687	10,737,904	91,592
MidCap Fund	7,924,782	77,691	210,273	3,326	214,502	3,464	7,920,553	77,687
MidCap Growth Fund III	2,579,429	26,714	143,862	1,614	—	—	2,723,291	28,328
Preferred Securities Fund	5,939,383	43,093	199,320	2,099	484,982	5,109	5,653,721	40,467
Principal Capital Appreciation Fund	6,146,496	198,918	183,231	7,829	71,193	3,187	6,258,534	203,735
Short-Term Income Fund	10,471,345	124,227	728,347	8,953	—	—	11,199,692	133,180
SmallCap Growth Fund I	10,115,023	104,645	779,174	8,671	34,516	415	10,859,681	112,905
SmallCap Value Fund II	5,576,197	54,865	70,989	746	54,167	621	5,593,019	55,042
Small-MidCap Dividend Income Fund	7,049,021	69,996	186,752	2,073	—	—	7,235,773	72,069

		$3,304,925		$141,866		$87,899		$3,363,045

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$634			$—			$—
Diversified International Fund		7,542			(647)			—
Equity Income Fund		8,508			2,770			—
Global Diversified Income Fund		1,916			—			336
Global Multi-Strategy Fund		1,287			—			—
Global Real Estate Securities Fund		2,752			44			—
Government & High Quality Bond Fund		6,291			217			—
High Yield Fund		3,517			163			132
Income Fund		11,553			(10)			—
Inflation Protection Fund		98			—			—
International Emerging Markets Fund		814			—			—
LargeCap Blend Fund II		1,906			32			—
LargeCap Growth Fund		1,994			6			—
LargeCap Growth Fund II		1,074			—			1,616
LargeCap Value Fund		3,424			—			—
LargeCap Value Fund III		2,917			829			—
MidCap Fund		1,610			134			1,716
MidCap Growth Fund III		98			—			619
Preferred Securities Fund		1,676			384			345
Principal Capital Appreciation Fund		4,528			175			2,990
Short-Term Income Fund		1,104			—			—
SmallCap Growth Fund I		—			4			7,296
SmallCap Value Fund II		746			52			—
Small-MidCap Dividend Income Fund		1,513			—			216
		$67,502			$4,153			$15,266
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Conservative Balanced Portfolio April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.97%
Bond & Mortgage Securities Fund (a)	4,884,258	$54,411
Diversified International Fund (a)	7,570,327	83,879
Equity Income Fund (a)	4,893,214	107,700
Global Diversified Income Fund (a)	2,177,734	31,686
Global Multi-Strategy Fund (a)	2,188,844	23,333
Global Real Estate Securities Fund (a)	1,205,275	11,149
Government & High Quality Bond Fund (a)	17,782,172	201,472
High Yield Fund (a)	4,106,344	32,974
Income Fund (a)	30,878,865	310,333
Inflation Protection Fund (a)	3,305,932	30,646
International Emerging Markets Fund (a)	530,663	13,628
LargeCap Blend Fund II (a)	2,419,762	29,037
LargeCap Growth Fund (a)	5,826,544	58,207
LargeCap Growth Fund II (a)	3,007,734	28,273
LargeCap Value Fund (a)	3,962,083	48,813
LargeCap Value Fund III (a)	2,309,430	28,868
MidCap Fund (a)	1,650,251	29,556
MidCap Growth Fund III (a)	616,502	7,478
Preferred Securities Fund (a)	2,531,224	27,185
Principal Capital Appreciation Fund (a)	1,430,064	67,942
Short-Term Income Fund (a)	6,271,757	77,268
SmallCap Growth Fund I (a),(b)	2,298,357	27,764
SmallCap Value Fund II (a)	1,215,340	14,292
Small-MidCap Dividend Income Fund (a)	1,599,032	19,732
		$1,365,626
TOTAL INVESTMENT COMPANIES		$1,365,626
Total Investments		$1,365,626
Other Assets in Excess of Liabilities, Net - 0.03%		$444
TOTAL NET ASSETS - 100.00%		$1,366,070

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		53.75%
Domestic Equity Funds		34.23%
International Equity Funds		7 .96%
Specialty Funds		4 .03%
Other Assets in Excess of Liabilities, Net		0 .03%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	4,820,229	$52,957	64,029	$708	—	$—	4,884,258	$53,665
Diversified International Fund	7,346,054	68,559	319,068	3,238	94,795	998	7,570,327	70,642
Equity Income Fund	4,791,382	73,960	133,167	2,663	31,335	668	4,893,214	75,965
Global Diversified Income Fund	2,043,294	27,261	158,816	2,244	24,376	342	2,177,734	29,160
Global Multi-Strategy Fund	1,911,011	19,354	277,833	2,917	—	—	2,188,844	22,271
Global Real Estate Securities Fund	1,208,324	8,993	75,809	626	78,858	663	1,205,275	8,975
Government & High Quality Bond	16,732,797	179,600	1,374,311	15,562	324,936	3,682	17,782,172	191,468
Fund
High Yield Fund	4,086,307	28,907	190,454	1,497	170,417	1,343	4,106,344	29,064
Income Fund	28,420,895	265,127	2,680,550	26,676	222,580	2,217	30,878,865	289,577
Inflation Protection Fund	2,330,842	19,886	975,090	8,986	—	—	3,305,932	28,872
International Emerging Markets Fund	433,498	7,566	97,165	2,486	—	—	530,663	10,052
LargeCap Blend Fund II	2,518,255	23,593	41,049	439	139,542	1,534	2,419,762	22,611
LargeCap Growth Fund	5,791,788	36,456	89,347	809	54,591	518	5,826,544	36,773
LargeCap Growth Fund II	2,976,012	20,996	149,151	1,306	117,429	1,016	3,007,734	21,276
LargeCap Value Fund	3,859,866	38,375	165,763	1,847	63,546	725	3,962,083	39,505
LargeCap Value Fund III	2,256,685	19,720	82,568	914	29,823	346	2,309,430	20,299
MidCap Fund	1,663,581	19,444	44,143	698	57,473	944	1,650,251	19,253
MidCap Growth Fund III	568,966	5,833	48,783	553	1,247	13	616,502	6,373
Preferred Securities Fund	2,507,522	20,057	87,228	919	63,526	671	2,531,224	20,307
Principal Capital Appreciation Fund	1,404,434	46,646	46,631	1,992	21,001	929	1,430,064	47,742
Short-Term Income Fund	5,645,494	66,765	695,900	8,553	69,637	856	6,271,757	74,462
SmallCap Growth Fund I	2,171,918	23,169	165,683	1,835	39,244	454	2,298,357	24,539
SmallCap Value Fund II	1,231,406	12,125	15,466	163	31,532	334	1,215,340	11,960
Small-MidCap Dividend Income Fund	1,596,595	15,870	34,659	387	32,222	371	1,599,032	15,897

		$1,101,219		$88,018		$18,624		$1,170,708

	Income		Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$680			$—			$—
Diversified International Fund		1,619			(157)			—
Equity Income Fund		1,592			10			—
Global Diversified Income Fund		961			(3)			168
Global Multi-Strategy Fund		285			—			—
Global Real Estate Securities Fund		626			19			—
Government & High Quality Bond Fund		3,081			(12)			—
High Yield Fund		1,419			3			53
Income Fund		6,050			(9)			—
Inflation Protection Fund		113			—			—
International Emerging Markets Fund		176			—			—
LargeCap Blend Fund II		439			113			—
LargeCap Growth Fund		390			26			—
LargeCap Growth Fund II		239			(10)			361
LargeCap Value Fund		898			8			—
LargeCap Value Fund III		607			11			—
MidCap Fund		338			55			361
MidCap Growth Fund III		22			—			136
Preferred Securities Fund		741			2			151
Principal Capital Appreciation Fund		1,035			33			683
Short-Term Income Fund		610			—			—
SmallCap Growth Fund I		—			(11)			1,562
SmallCap Value Fund II		163			6			—
Small-MidCap Dividend Income Fund		339			11			48
		$22,423			$95			$3,523
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Conservative Growth Portfolio April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Diversified International Fund (a)	30,325,738	$336,009
Diversified Real Asset Fund (a)	4,083,401	49,899
Equity Income Fund (a)	20,610,534	453,638
Global Multi-Strategy Fund (a)	6,969,853	74,299
Global Real Estate Securities Fund (a)	4,467,024	41,320
Government & High Quality Bond Fund (a)	9,732,967	110,274
High Yield Fund (a)	2,657,100	21,337
Income Fund (a)	18,578,548	186,714
International Emerging Markets Fund (a)	1,894,058	48,639
LargeCap Blend Fund II (a)	9,617,422	115,409
LargeCap Growth Fund (a)	27,236,088	272,089
LargeCap Growth Fund II (a)	12,086,014	113,609
LargeCap Value Fund (a)	13,837,197	170,474
LargeCap Value Fund III (a)	9,229,799	115,372
MidCap Fund (a)	6,787,607	121,566
MidCap Growth Fund III (a)	2,380,566	28,876
Preferred Securities Fund (a)	1,920,909	20,631
Principal Capital Appreciation Fund (a)	4,867,374	231,249
Short-Term Income Fund (a)	2,934,893	36,158
SmallCap Growth Fund I (a),(b)	9,459,414	114,270
SmallCap Value Fund II (a)	4,935,032	58,036
Small-MidCap Dividend Income Fund (a)	6,259,276	77,239
		$2,797,107
TOTAL INVESTMENT COMPANIES		$2,797,107
Total Investments		$2,797,107
Liabilities in Excess of Other Assets, Net - (0.08)%		$(2,314)
TOTAL NET ASSETS - 100.00%		$2,794,793

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		66.97%
International Equity Funds		15.24%
Fixed Income Funds		13.42%
Specialty Funds		4 .45%
Liabilities in Excess of Other Assets, Net		(0.08)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Diversified International Fund	30,911,847	$305,420	692,587	$7,078	1,278,696	$13,137	30,325,738	$297,042
Diversified Real Asset Fund	3,783,719	42,035	299,682	3,559	—	—	4,083,401	45,594
Equity Income Fund	21,791,722	332,765	337,206	6,840	1,518,394	30,407	20,610,534	313,187
Global Multi-Strategy Fund	6,634,050	67,134	335,803	3,526	—	—	6,969,853	70,660
Global Real Estate Securities Fund	4,375,626	32,307	277,184	2,289	185,786	1,551	4,467,024	33,079
Government & High Quality Bond	9,510,616	99,575	244,634	2,771	22,283	253	9,732,967	102,093
Fund
High Yield Fund	2,733,432	18,078	145,082	1,142	221,414	1,732	2,657,100	17,595
Income Fund	18,152,282	166,528	619,169	6,164	192,903	1,921	18,578,548	170,765
International Emerging Markets Fund	1,818,968	43,811	75,090	1,920	—	—	1,894,058	45,731
LargeCap Blend Fund II	9,482,116	90,073	194,367	2,095	59,061	655	9,617,422	91,535
LargeCap Growth Fund	27,140,015	180,911	286,049	2,614	189,976	1,751	27,236,088	181,826
LargeCap Growth Fund II	11,806,292	78,822	339,207	2,925	59,485	506	12,086,014	81,252
LargeCap Value Fund	13,336,114	134,528	501,083	5,605	—	—	13,837,197	140,133
LargeCap Value Fund III	9,397,314	83,242	222,604	2,460	390,119	4,431	9,229,799	81,660
MidCap Fund	6,962,278	66,197	182,418	2,886	357,089	5,792	6,787,607	63,608
MidCap Growth Fund III	2,321,666	24,086	58,900	643	—	—	2,380,566	24,729
Preferred Securities Fund	1,818,321	13,562	102,588	1,085	—	—	1,920,909	14,647
Principal Capital Appreciation Fund	5,211,572	165,087	143,224	6,119	487,422	21,299	4,867,374	151,832
Short-Term Income Fund	2,898,539	34,448	68,591	843	32,237	396	2,934,893	34,895
SmallCap Growth Fund I	8,915,014	91,565	609,730	6,747	65,330	784	9,459,414	97,573
SmallCap Value Fund II	4,912,084	48,081	72,850	765	49,902	582	4,935,032	48,321
Small-MidCap Dividend Income Fund	6,320,544	62,723	146,132	1,629	207,400	2,344	6,259,276	62,104

		$2,180,978		$71,705		$87,541		$2,169,861

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Diversified International Fund		$6,580			$(2,319)			$—
Diversified Real Asset Fund		627			—			1,105
Equity Income Fund		6,840			3,989			—
Global Multi-Strategy Fund		952			—			—
Global Real Estate Securities Fund		2,290			34			—
Government & High Quality Bond Fund		1,725			—			—
High Yield Fund		907			107			33
Income Fund		3,756			(6)			—
International Emerging Markets Fund		702			—			—
LargeCap Blend Fund II		1,692			22			—
LargeCap Growth Fund		1,815			52			—
LargeCap Growth Fund II		968			11			1,456
LargeCap Value Fund		3,113			—			—
LargeCap Value Fund III		2,460			389			—
MidCap Fund		1,397			317			1,489
MidCap Growth Fund III		88			—			555
Preferred Securities Fund		550			—			111
Principal Capital Appreciation Fund		3,684			1,925			2,435
Short-Term Income Fund		299			—			—
SmallCap Growth Fund I		—			45			6,425
SmallCap Value Fund II		658			57			—
Small-MidCap Dividend Income Fund		1,331			96			191
		$42,434			$4,719			$13,800
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Flexible Income Portfolio April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 99.84%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.84%
Bond & Mortgage Securities Fund (a)	5,316,069	$59,221
Diversified International Fund (a)	5,014,533	55,561
Equity Income Fund (a)	5,214,466	114,771
Global Diversified Income Fund (a)	4,935,151	71,807
Global Real Estate Securities Fund (a)	2,827,783	26,157
Government & High Quality Bond Fund (a)	27,395,298	310,389
High Yield Fund (a)	7,546,480	60,598
Income Fund (a)	52,132,671	523,933
International Emerging Markets Fund (a)	302,684	7,773
LargeCap Blend Fund II (a)	2,168,608	26,023
LargeCap Growth Fund (a)	6,733,863	67,271
LargeCap Growth Fund II (a)	2,725,302	25,618
LargeCap Value Fund (a)	2,837,739	34,961
LargeCap Value Fund III (a)	2,084,771	26,060
Preferred Securities Fund (a)	8,170,017	87,746
Principal Capital Appreciation Fund (a)	772,372	36,695
Short-Term Income Fund (a)	10,392,054	128,030
SmallCap Growth Fund I (a),(b)	1,291,642	15,603
Small-MidCap Dividend Income Fund (a)	3,898,242	48,104
		$1,726,321
TOTAL INVESTMENT COMPANIES		$1,726,321
Total Investments		$1,726,321
Other Assets in Excess of Liabilities, Net - 0.16%		$2,756
TOTAL NET ASSETS - 100.00%		$1,729,077

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		67.67%
Domestic Equity Funds		22.85%
International Equity Funds		5 .17%
Specialty Funds		4 .15%
Other Assets in Excess of Liabilities, Net		0 .16%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	4,895,763	$53,792	420,306	$4,655	—	$—	5,316,069	$58,447
Diversified International Fund	4,181,160	39,236	833,373	8,593	—	—	5,014,533	47,829
Equity Income Fund	4,931,371	75,649	297,697	5,946	14,602	310	5,214,466	81,285
Global Diversified Income Fund	4,804,081	64,016	188,800	2,653	57,730	815	4,935,151	65,854
Global Real Estate Securities Fund	2,367,693	17,560	460,090	3,854	—	—	2,827,783	21,414
Government & High Quality Bond	24,527,261	264,858	3,086,384	34,958	218,347	2,476	27,395,298	297,434
Fund
High Yield Fund	6,836,705	47,516	738,020	5,828	28,245	221	7,546,480	53,123
Income Fund	45,668,270	426,243	6,720,272	66,879	255,871	2,549	52,132,671	490,563
International Emerging Markets Fund	234,348	3,981	68,336	1,764	—	—	302,684	5,745
LargeCap Blend Fund II	2,248,440	21,103	36,817	394	116,649	1,292	2,168,608	20,314
LargeCap Growth Fund	6,092,044	46,779	641,819	5,999	—	—	6,733,863	52,778
LargeCap Growth Fund II	2,806,342	19,265	66,122	566	147,162	1,292	2,725,302	18,591
LargeCap Value Fund	2,784,531	27,577	59,558	646	6,350	69	2,837,739	28,156
LargeCap Value Fund III	2,035,477	16,177	49,294	544	—	—	2,084,771	16,721
Preferred Securities Fund	7,129,495	58,880	1,067,790	11,330	27,268	288	8,170,017	69,922
Principal Capital Appreciation Fund	673,227	22,829	99,145	4,366	—	—	772,372	27,195
Short-Term Income Fund	9,017,047	106,109	1,441,381	17,718	66,374	815	10,392,054	123,044
SmallCap Growth Fund I	1,144,767	12,281	146,875	1,638	—	—	1,291,642	13,919
Small-MidCap Dividend Income Fund	3,716,855	36,844	186,950	2,035	5,563	67	3,898,242	38,812

		$1,360,695		$180,366		$10,194		$1,531,146

	Income			Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$698			$—			$—
Diversified International Fund		965			—			—
Equity Income Fund		1,671			—			—
Global Diversified Income Fund		2,230			—			393
Global Real Estate Securities Fund		1,315			—			—
Government & High Quality Bond Fund		4,649			94			—
High Yield Fund		2,443			—			89
Income Fund		9,979			(10)			—
International Emerging Markets Fund		90			—			—
LargeCap Blend Fund II		394			109			—
LargeCap Growth Fund		419			—			—
LargeCap Growth Fund II		226			52			341
LargeCap Value Fund		646			2			—
LargeCap Value Fund III		545			—			—
Preferred Securities Fund		2,228			—			433
Principal Capital Appreciation Fund		511			—			337
Short-Term Income Fund		982			32			—
SmallCap Growth Fund I		—			—			862
Small-MidCap Dividend Income Fund		814			—			116
		$30,805			$279			$2,571
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Strategic Growth Portfolio April 30, 2013 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.11%
Diversified International Fund (a)	21,804,230	$241,591
Equity Income Fund (a)	13,216,608	290,897
Global Real Estate Securities Fund (a)	5,780,334	53,468
Government & High Quality Bond Fund (a)	2,077,289	23,536
International Emerging Markets Fund (a)	2,359,817	60,600
LargeCap Blend Fund II (a)	6,299,845	75,598
LargeCap Growth Fund (a)	24,406,512	243,821
LargeCap Growth Fund II (a)	7,393,543	69,499
LargeCap Value Fund (a)	9,449,498	116,418
LargeCap Value Fund III (a)	5,746,980	71,837
MidCap Fund (a)	5,088,615	91,137
MidCap Growth Fund III (a)	2,513,710	30,491
Principal Capital Appreciation Fund (a)	3,548,817	168,604
SmallCap Growth Fund I (a),(b)	8,246,817	99,622
SmallCap Value Fund II (a)	4,037,385	47,480
Small-MidCap Dividend Income Fund (a)	4,661,405	57,522
		$1,742,121
TOTAL INVESTMENT COMPANIES		$1,742,121
Total Investments		$1,742,121
Liabilities in Excess of Other Assets, Net - (0.11)%		$(1,907)
TOTAL NET ASSETS - 100.00%		$1,740,214

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		78.33%
International Equity Funds		20.43%
Fixed Income Funds		1 .35%
Liabilities in Excess of Other Assets, Net		(0.11)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	April 30, 2013 Shares	April 30, 2013 Cost
Affiliated Securities

Diversified International Fund	21,065,490	$208,022	738,740	$7,627	—	$—	21,804,230	$215,649
Equity Income Fund	13,467,361	206,634	213,561	4,333	464,314	9,299	13,216,608	202,491
Global Real Estate Securities Fund	5,533,805	40,093	356,036	2,941	109,507	932	5,780,334	42,121
Government & High Quality Bond	2,302,351	26,019	84,875	962	309,937	3,520	2,077,289	23,466
Fund
International Emerging Markets Fund	2,274,804	51,959	85,013	2,190	—	—	2,359,817	54,149
LargeCap Blend Fund II	6,990,816	64,038	110,206	1,178	801,177	8,779	6,299,845	57,591
LargeCap Growth Fund	23,741,945	165,591	664,567	6,236	—	—	24,406,512	171,827
LargeCap Growth Fund II	7,582,726	49,224	191,650	1,651	380,833	3,283	7,393,543	47,845
LargeCap Value Fund	8,915,423	89,816	534,075	6,052	—	—	9,449,498	95,868
LargeCap Value Fund III	5,924,180	47,562	140,300	1,550	317,500	3,635	5,746,980	45,868
MidCap Fund	5,047,032	47,760	135,958	2,151	94,375	1,608	5,088,615	48,412
MidCap Growth Fund III	3,105,608	30,874	71,063	776	662,961	7,439	2,513,710	24,943
Principal Capital Appreciation Fund	3,922,308	126,488	105,826	4,521	479,317	20,893	3,548,817	112,225
SmallCap Growth Fund I	7,888,841	81,594	516,236	5,699	158,260	1,875	8,246,817	85,480
SmallCap Value Fund II	3,981,947	37,720	82,173	882	26,735	312	4,037,385	38,303
Small-MidCap Dividend Income Fund	4,536,465	44,989	159,487	1,793	34,547	415	4,661,405	46,368

		$1,318,383		$50,542		$61,990		$1,312,606

	Income			Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Diversified International Fund		$4,574			$—			$—
Equity Income Fund		4,333			823			—
Global Real Estate Securities Fund		2,941			19			—
Government & High Quality Bond Fund		375			5			—
International Emerging Markets Fund		874			—			—
LargeCap Blend Fund II		1,178			1,154			—
LargeCap Growth Fund		1,593			—			—
LargeCap Growth Fund II		605			253			911
LargeCap Value Fund		2,074			—			—
LargeCap Value Fund III		1,550			391			—
MidCap Fund		1,038			109			1,106
MidCap Growth Fund III		106			732			670
Principal Capital Appreciation Fund		2,720			2,109			1,801
SmallCap Growth Fund I		—			62			5,679
SmallCap Value Fund II		533			13			—
Small-MidCap Dividend Income Fund		974			1			138
		$25,468			$5,671			$10,305
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS- 99.45%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Aerospace & Defense - 0.40%				Banks (continued)
United Technologies Corp				Goldman Sachs Group Inc/The
1.20%, 06/01/2015	$4,250	$4,315		0.68%, 07/22/2015(b)	$16,250		$16,172
1.80%, 06/01/2017	2,500	2,582		HSBC Bank PLC
		$6,897		3.10%, 05/24/2016(a)	3,750		3,989
				3.50%, 06/28/2015(a)	13,500		14,282
Agriculture - 0.94%				ING Bank NV
Cargill Inc				2.38%, 06/09/2014(a)	6,250		6,355
1.90%, 03/01/2017(a)	4,500	4,584
				4.00%, 03/15/2016(a)	5,500		5,881
6.00%, 11/27/2017(a)	9,500	11,469
				JP Morgan Chase & Co
		$16,053		0.91%, 02/26/2016(b)	4,500		4,509
Automobile Asset Backed Securities - 6.47%				JP Morgan Chase Bank NA
American Credit Acceptance Receivables				5.88%, 06/13/2016	20,000		22,749
Trust				6.00%, 10/01/2017	11,500		13,605
1.64%, 11/15/2016(a),(b)	10,993	11,000		KeyBank NA/Cleveland OH
AmeriCredit Automobile Receivables Trust				7.41%, 10/15/2027	15,500		17,315
2013-1				Morgan Stanley
0.49%, 06/08/2016	11,750	11,752		0.73%, 10/18/2016(b)	19,500		19,040
Capital Auto Receivables Asset Trust 2013-1				1.54%, 02/25/2016(b)	4,500		4,525
0.47%, 07/20/2014(b)	22,250	22,247		6.00%, 05/13/2014	11,500		12,100
CPS Auto Receivables Trust 2013-A				PNC Bank NA
1.31%, 06/15/2020(a),(b)	17,106	17,118		0.61%, 01/28/2016(b)	2,750		2,755
CPS Auto Trust				4.88%, 09/21/2017	10,200		11,684
1.59%, 03/16/2020(a)	5,292	5,315		6.00%, 12/07/2017	10,500		12,550
Ford Credit Auto Owner Trust				SunTrust Bank/Atlanta GA
0.40%, 09/15/2015	13,000	13,003		0.58%, 08/24/2015(b)	12,000		11,821
Santander Drive Auto Receivables Trust 2013-				7.25%, 03/15/2018	9,000		11,215
1				Wachovia Bank NA
0.48%, 02/16/2016	13,500	13,502		0.68%, 11/03/2014(b)	5,000		5,006
Santander Drive Auto Receivables Trust 2013-				4.88%, 02/01/2015	11,500		12,304
2				Wachovia Corp
0.47%, 03/15/2016(b)	17,000	17,002		0.55%, 06/15/2017(b)	6,000		5,944
		$110,939		Wells Fargo Bank NA
				5.75%, 05/16/2016	12,250		13,935
Automobile Floor Plan Asset Backed Securities - 3.89%				Westpac Banking Corp
Ally Master Owner Trust				3.00%, 08/04/2015	4,000		4,204
0.65%, 04/15/2018(b)	16,500	16,500					$342,437
Ford Credit Floorplan Master Owner Trust A
0.58%, 01/15/2018(b)	18,000	17,990		Beverages - 1.42%
Nissan Master Owner Trust Receivables				Anheuser-Busch InBev Worldwide Inc
0.50%, 02/15/2018(b)	17,000	16,995		0.80%, 07/15/2015	4,250		4,266
World Omni Master Owner Trust				Heineken NV
0.55%, 02/15/2018(a),(b)	15,250	15,250		1.40%, 10/01/2017(a)	5,500		5,514
		$66,735		PepsiCo Inc
				0.75%, 03/05/2015	9,000		9,039
Automobile Manufacturers - 0.77%				SABMiller Holdings Inc
Daimler Finance North America LLC				1.85%, 01/15/2015(a)	5,500		5,606
1.30%, 07/31/2015(a)	3,000	3,022					$24,425
1.88%, 09/15/2014(a)	10,000	10,143
		$13,165		Biotechnology - 1.32%
				Amgen Inc
Banks- 19.96%				1.88%, 11/15/2014	4,500		4,589
Australia & New Zealand Banking Group Ltd				2.13%, 05/15/2017	4,250		4,399
3.70%, 01/13/2015(a)	5,750	6,054		2.30%, 06/15/2016	9,000		9,367
Bank of America NA				Gilead Sciences Inc
0.56%, 06/15/2016(b)	8,000	7,776		2.40%, 12/01/2014	4,250		4,366
5.30%, 03/15/2017	21,000	23,617					$22,721
Barclays Bank PLC
5.20%, 07/10/2014	7,500	7,894		Chemicals - 0.74%
Branch Banking & Trust Co				Airgas Inc
0.59%, 05/23/2017(b)	13,250	13,040		3.25%, 10/01/2015	12,000		12,653
Citigroup Inc
4.75%, 05/19/2015	4,500	4,834		Commercial Services - 0.84%
6.00%, 12/13/2013	10,000	10,334		ERAC USA Finance LLC
6.13%, 11/21/2017	4,250	5,054		2.25%, 01/10/2014(a)	4,750		4,801
6.50%, 08/19/2013	14,250	14,505		2.75%, 07/01/2013(a)	5,500		5,520
Commonwealth Bank of Australia				5.60%, 05/01/2015(a)	3,750		4,094
3.75%, 10/15/2014(a)	12,500	13,088
							$14,415
Commonwealth Bank of Australia/New York
NY				Computers - 1.24%
1.25%, 09/18/2015	4,250	4,301		Hewlett-Packard Co
				1.25%, 09/13/2013	3,500		3,506

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Computers (continued)				Home Equity Asset Backed Securities (continued)
International Business Machines Corp				ACE Securities Corp Home Equity Loan Trust
0.75%, 05/11/2015	$12,500	$12,588		Series 2005-AG1
2.10%, 05/06/2013	5,250	5,251		0.56%, 08/25/2035(b)	$521	$485
		$21,345		ACE Securities Corp Home Equity Loan Trust
				Series 2005-HE2
Diversified Financial Services - 7.88%				0.88%, 04/25/2035(b)	1,832	1,827
American Express Credit Corp				0.92%, 04/25/2035(b)	2,000	1,964
5.88%, 05/02/2013	7,000	7,000		ACE Securities Corp Home Equity Loan Trust
Caterpillar Financial Services Corp				Series 2005-WF1
2.05%, 08/01/2016	4,500	4,679		0.54%, 05/25/2035(b)	5,401	5,254
Ford Motor Credit Co LLC				Aegis Asset Backed Securities Trust 2005-1
3.98%, 06/15/2016	15,550	16,537		0.68%, 03/25/2035(b)	440	438
General Electric Capital Corp				Asset Backed Securities Corp Home Equity
0.48%, 01/08/2016(b)	15,500	15,398
0.49%, 05/11/2016(b)	10,000	9,911		Loan Trust Series OOMC 2005-HE6
				0.71%, 07/25/2035(b)	4,500	4,449
2.95%, 05/09/2016	4,500	4,755		Bayview Financial Acquisition Trust
Jefferies Group LLC				0.83%, 05/28/2044(b)	3,171	3,127
3.88%, 11/09/2015	6,500	6,837		5.66%, 12/28/2036(b)	720	732
John Deere Capital Corp				Bear Stearns Asset Backed Securities I Trust
0.88%, 04/17/2015	4,500	4,533		2006-PC1
MassMutual Global Funding II				0.53%, 12/25/2035(b)	8,400	8,265
2.30%, 09/28/2015(a)	15,500	16,104
2.88%, 04/21/2014(a)	7,000	7,171		Home Equity Asset Trust 2005-2
				0.92%, 07/25/2035(b)	1,837	1,796
Murray Street Investment Trust I				Home Equity Asset Trust 2005-4
4.65%, 03/09/2017(b)	21,000	23,003
				0.67%, 10/25/2035(b)	4,725	4,206
Toyota Motor Credit Corp				JP Morgan Mortgage Acquisition Corp 2005-
0.88%, 07/17/2015	6,250	6,291		FLD1
1.75%, 05/22/2017	5,250	5,396		0.69%, 07/25/2035(b)	3,980	3,958
2.05%, 01/12/2017	4,000	4,148		JP Morgan Mortgage Acquisition Corp 2005-
3.20%, 06/17/2015	3,250	3,427		OPT1
		$135,190		0.65%, 06/25/2035(b)	1,800	1,777
Electric - 4.03%				Mastr Asset Backed Securities Trust 2005-
LG&E and KU Energy LLC				FRE1
2.13%, 11/15/2015	10,000	10,265		0.45%, 10/25/2035(b)	1,402	1,396
Nisource Finance Corp				New Century Home Equity Loan Trust Series
5.25%, 09/15/2017	8,500	9,773		2005-3
PPL Energy Supply LLC				0.68%, 07/25/2035(b)	20,000	19,666
5.70%, 10/15/2035	10,000	10,891		RAMP Series 2005-EFC2 Trust
6.20%, 05/15/2016	3,000	3,416		0.67%, 07/25/2035(b)	1,302	1,277
Public Service Co of New Mexico				RASC Series 2003-KS10 Trust
7.95%, 05/15/2018	12,000	14,999		4.47%, 03/25/2032	750	774
TransAlta Corp				RASC Series 2003-KS8 Trust
6.65%, 05/15/2018	16,750	19,733		4.59%, 08/25/2031	26	25
		$69,077		Soundview Home Loan Trust 2005-CTX1
				0.62%, 11/25/2035(b)	3,750	3,665
Finance - Mortgage Loan/Banker - 1.64%				Terwin Mortgage Trust 2005-2HE
Fannie Mae				0.96%, 01/25/2035(a),(b)	943	934
0.50%, 07/02/2015	10,000	10,042		Wells Fargo Home Equity Asset-Backed
0.88%, 02/08/2018	8,000	8,037		Securities 2004-2 Trust
Freddie Mac				0.62%, 10/25/2034(b)	267	258
0.63%, 12/29/2014	10,000	10,065		5.00%, 10/25/2034	11,500	11,420
		$28,144		5.00%, 10/25/2034	140	144
Food- 0.68%				Wells Fargo Home Equity Asset-Backed
Ingredion Inc				Securities 2005-2 Trust
				0.61%, 11/25/2035(b)	4,000	3,943
3.20%, 11/01/2015	6,750	7,077
Tesco PLC						$88,238
2.00%, 12/05/2014(a)	4,500	4,587		Insurance - 6.18%
		$11,664		Aspen Insurance Holdings Ltd
Gas- 0.37%				6.00%, 08/15/2014	4,750	5,031
Florida Gas Transmission Co LLC				Berkshire Hathaway Finance Corp
4.00%, 07/15/2015(a)	6,000	6,369		1.50%, 01/10/2014	4,500	4,535
				1.60%, 05/15/2017	20,000	20,459
				Berkshire Hathaway Inc
Home Equity Asset Backed Securities - 5.14%				2.20%, 08/15/2016	8,000	8,400
ABFC 2005-OPT1 Trust				MetLife Institutional Funding II
0.56%, 07/25/2035(b)	1,030	1,004		0.65%, 01/06/2015(a),(b)	3,000	3,003
ABFC 2005-WMC1 Trust				Metropolitan Life Global Funding I
0.86%, 06/25/2035(b)	5,545	5,454		5.13%, 06/10/2014(a)	12,250	12,871

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Insurance (continued)				Mortgage Backed Securities (continued)
New York Life Global Funding				Credit Suisse First Boston Mortgage Securities
2.45%, 07/14/2016(a)	$16,500	$17,332		Corp
3.00%, 05/04/2015(a)	4,000	4,199		1.16%, 05/25/2034(b)	$527	$520
4.65%, 05/09/2013(a)	3,250	3,252		5.00%, 09/25/2019	222	221
Prudential Covered Trust 2012-1				5.00%, 10/25/2019	1,339	1,361
3.00%, 09/30/2015(a)	24,863	25,945		Fannie Mae REMICS
Prudential Financial Inc				0.45%, 03/25/2035(b)	10	10
4.50%, 07/15/2013	1,000	1,008		0.50%, 02/25/2032(b)	2	2
		$106,035		Fannie Mae-Aces
				0.44%, 04/25/2015(b),(c)	3,500	3,500
Iron & Steel - 0.66%				Freddie Mac Reference REMIC
ArcelorMittal				0.60%, 07/15/2023(b)	10	10
4.25%, 03/01/2016	6,500	6,744		Freddie Mac REMICS
5.38%, 06/01/2013	4,500	4,512		0.65%, 06/15/2023(b)	31	32
		$11,256		Ginnie Mae
Machinery - Construction & Mining - 0.53%				0.87%, 02/16/2053(b)	129,067	10,463
Caterpillar Inc				1.03%, 02/16/2055(b)	80,000	4,938
0.95%, 06/26/2015	2,500	2,525		1.04%, 09/16/2054(b)	40,000	2,967
1.50%, 06/26/2017	6,500	6,632		4.50%, 08/20/2032	328	342
		$9,157		GMACM Mortgage Loan Trust 2004-J3
				5.25%, 07/25/2034	108	109
Manufactured Housing Asset Backed Securities - 0.01%				JP Morgan Mortgage Trust 2004-S1
Green Tree Financial Corp				5.00%, 09/25/2034	4,206	4,339
7.70%, 09/15/2026	120	133		JP Morgan Resecuritization Trust Series 2010-
				4
				2.75%, 10/26/2036(a),(b)	3,033	3,053
Media- 0.73%
NBCUniversal Enterprise Inc				MASTR Adjustable Rate Mortgages Trust
0.82%, 04/15/2016(a),(b)	4,500	4,519		2004-9
				0.70%, 11/25/2034(b)	523	521
Walt Disney Co/The
1.13%, 02/15/2017	8,000	8,059		MASTR Alternative Loan Trust 2003-9
		$12,578		6.50%, 01/25/2019	942	991
				MASTR Asset Securitization Trust
Mining - 1.10%				5.25%, 12/25/2033	3,279	3,316
Anglo American Capital PLC				MASTR Asset Securitization Trust 2004-11
2.15%, 09/27/2013(a)	6,500	6,532		5.00%, 12/25/2019	239	247
Teck Resources Ltd				Prime Mortgage Trust 2005-2
5.38%, 10/01/2015	3,750	4,117		5.25%, 07/25/2020(b)	2,593	2,622
Xstrata Finance Canada Ltd				RALI Series 2003-QS23 Trust
2.45%, 10/25/2017(a)	8,000	8,137		5.00%, 12/26/2018	3,850	3,932
		$18,786		RALI Series 2004-QS3 Trust
				5.00%, 03/25/2019	1,740	1,815
Mortgage Backed Securities - 6.62%				Sequoia Mortgage Trust 2013-4
Alternative Loan Trust 2004-J8				1.55%, 04/25/2043(b)	17,465	17,436
6.00%, 02/25/2017	768	782		Springleaf Mortgage Loan Trust
Banc of America Alternative Loan Trust 2003-				1.27%, 06/25/2058(a),(b)	18,500	18,534
10				Springleaf Mortgage Loan Trust 2012-2
5.00%, 12/25/2018	1,210	1,253		2.22%, 10/25/2057(a),(c)	5,877	5,927
Banc of America Funding 2004-3 Trust				Springleaf Mortgage Loan Trust 2012-3
4.75%, 09/25/2019	1,495	1,537		1.57%, 12/25/2059(a),(b)	15,876	15,956
Banc of America Mortgage Trust 2004-8				WaMu Mortgage Pass Through Certificates
5.25%, 10/25/2019	621	639		5.00%, 09/25/2018	424	439
Banc of America Mortgage Trust 2005-2
5.00%, 03/25/2020	779	786				$113,563
Banc of America Mortgage Trust 2005-7				Oil & Gas - 6.20%
5.00%, 08/25/2020	735	783		BG Energy Capital PLC
Cendant Mortgage Capital LLC CDMC Mort				2.88%, 10/15/2016(a)	5,600	5,948
Pas Thr Ce Se 04 3				BP Capital Markets PLC
4.87%, 06/25/2034(b)	337	340		1.85%, 05/05/2017	4,500	4,639
CHL Mortgage Pass-Through Trust 2003-28				3.13%, 10/01/2015	4,000	4,231
4.50%, 08/25/2033	638	643		3.63%, 05/08/2014	10,000	10,315
CHL Mortgage Pass-Through Trust 2004-19				5.25%, 11/07/2013	8,000	8,201
5.25%, 10/25/2034	432	436		Ensco PLC
CHL Mortgage Pass-Through Trust 2004-J1				3.25%, 03/15/2016	10,250	10,919
4.50%, 01/25/2019(b)	808	823		Petrobras International Finance Co - Pifco
CHL Mortgage Pass-Through Trust 2004-J7				3.88%, 01/27/2016	8,250	8,664
5.00%, 09/25/2019	1,284	1,322		Phillips 66
Countrywide Asset-Backed Certificates				2.95%, 05/01/2017	11,000	11,710
0.48%, 11/25/2035(b)	616	616		Shell International Finance BV
				3.10%, 06/28/2015	10,000	10,561

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Other Asset Backed Securities (continued)
Total Capital Canada Ltd				Wachovia Mortgage Loan Trust Series 2005-
0.66%, 01/15/2016(b)	$6,250	$6,287		WMC1
Total Capital International SA				0.57%, 10/25/2035(b)	$3,301		$3,246
1.55%, 06/28/2017	10,000	10,199					$116,036
Total Capital SA
3.00%, 06/24/2015	14,000	14,723		Pharmaceuticals - 2.34%
		$106,397		AbbVie Inc
				1.20%, 11/06/2015(a)	22,500		22,677
Oil & Gas Services - 1.00%				GlaxoSmithKline Capital PLC
Schlumberger Investment SA				0.75%, 05/08/2015	4,250		4,271
1.95%, 09/14/2016(a)	6,500	6,737		Merck & Co Inc
Weatherford International Ltd/Bermuda				1.10%, 01/31/2018	8,500		8,556
5.50%, 02/15/2016	9,500	10,407		Novartis Capital Corp
		$17,144		2.90%, 04/24/2015	4,500		4,714
Other Asset Backed Securities - 6.77%							$40,218
Ameriquest Mortgage Securities Inc Asset-				Pipelines - 0.57%
Backed Pass-Through Ctfs Ser 2005-R1				DCP Midstream LLC
0.65%, 03/25/2035(b)	1,230	1,211		5.38%, 10/15/2015(a)	4,585		4,975
Ameriquest Mortgage Securities Inc Asset-				Enterprise Products Operating LLC
Backed Pass-Through Ctfs Ser 2005-R6				1.25%, 08/13/2015	4,750		4,788
0.40%, 08/25/2035(b)	883	863					$9,763
Carrington Mortgage Loan Trust Series 2005-
FRE1				Real Estate - 1.01%
0.48%, 12/25/2035(b)	280	277		WCI Finance LLC / WEA Finance LLC
				5.70%, 10/01/2016(a)	4,500		5,133
Carrington Mortgage Loan Trust Series 2005-
NC4				WEA Finance LLC / WT Finance Aust Pty
0.60%, 09/25/2035(b)	2,879	2,824		Ltd
				5.75%, 09/02/2015(a)	4,250		4,707
Citigroup Mortgage Loan Trust Inc
0.63%, 07/25/2035(b)	1,000	984		WT Finance Aust Pty Ltd / Westfield Capital /
CNH Equipment Trust 2012-D				WEA Finance LLC
				5.13%, 11/15/2014(a)	7,000		7,441
0.45%, 04/15/2016	18,000	18,007
Countrywide Asset-Backed Certificates							$17,281
0.65%, 08/25/2035(b)	5,781	5,593		REITS- 3.07%
0.66%, 10/25/2035(b)	2,242	2,231		Arden Realty LP
0.69%, 12/25/2035(b)	2,023	2,012		5.25%, 03/01/2015	10,500		11,271
0.71%, 11/25/2035(b)	6,347	6,307		BioMed Realty LP
Credit-Based Asset Servicing and				3.85%, 04/15/2016	6,500		6,909
Securitization LLC				Duke Realty LP
5.33%, 07/25/2035(b)	2,329	2,306		6.25%, 05/15/2013	6,750		6,763
Fieldstone Mortgage Investment Trust Series				Health Care REIT Inc
2005-1				3.63%, 03/15/2016	5,500		5,849
1.28%, 03/25/2035(b)	7,160	6,915		5.88%, 05/15/2015	6,000		6,560
First Frankin Mortgage Loan Trust 2005-FF4				6.00%, 11/15/2013	5,000		5,138
0.63%, 05/25/2035(b)	1,630	1,578		Healthcare Realty Trust Inc
First Frankin Mortgage Loan Trust 2005-FF9				6.50%, 01/17/2017	4,500		5,192
0.48%, 10/25/2035(b)	2,514	2,510		Nationwide Health Properties Inc
JP Morgan Mortgage Acquisition Corp 2005-				6.00%, 05/20/2015	4,500		4,963
OPT2							$52,645
0.49%, 12/25/2035(b)	2,972	2,844
Mastr Specialized Loan Trust				Retail - 0.48%
1.45%, 11/25/2034(a),(b)	3,675	3,528		Wal-Mart Stores Inc
Merrill Lynch Mortgage Investors Trust Series				1.50%, 10/25/2015	4,000		4,100
2005-FM1				1.63%, 04/15/2014	4,000		4,050
0.58%, 05/25/2036(b)	5,351	5,232					$8,150
PFS Financing Corp
0.75%, 02/15/2018(a),(b)	18,000	17,999		Savings & Loans - 0.00%
				Washington Mutual Bank / Henderson NV
Saxon Asset Securities Trust 2005-3				0.00%, 01/15/2013(c),(d)	1,200		—
0.57%, 11/25/2035(b)	4,284	4,171
Securitized Asset Backed Receivables LLC
Trust 2005-OP2				Semiconductors - 0.36%
0.52%, 10/25/2035(b)	7,748	7,487		Samsung Electronics America Inc
Securitized Asset Backed Receivables LLC				1.75%, 04/10/2017(a)	6,000		6,099
Trust 2006-OP1
0.50%, 10/25/2035(b)	390	383
Springleaf Funding Trust 2013-A				Software - 0.23%
2.58%, 09/15/2021 (a),(b),(c)	17,500	17,528		Microsoft Corp
				0.88%, 11/15/2017	4,000		3,999

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Student Loan Asset Backed Securities - 0.77%				U.S. Treasury - 0.10%
SLM Private Education Loan Trust 2013-1				0.13%, 12/31/2013(f)	$1,725	$1,725
0.80%, 08/15/2022(a),(b)	$8,000	$8,000
SLM Student Loan Trust				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
0.00%, 07/15/2022(a),(b),(c),(d),(e)	5,250	5,250		OBLIGATIONS		$3,893
		$13,250			Maturity
Telecommunications - 1.89%				REPURCHASE AGREEMENTS - 0.09%	Amount (000's)	Value (000's)
AT&T Inc				Banks - 0.09%
0.68%, 02/12/2016(b)	9,000	9,026		Investment in Joint Trading Account; Credit	$181	$181
2.50%, 08/15/2015	4,000	4,155		Suisse Repurchase Agreement; 0.14%
2.95%, 05/15/2016	4,000	4,238		dated 04/30/2013 maturing 05/01/2013
Vodafone Group PLC				(collateralized by US Government
0.68%, 02/19/2016(b)	9,000	9,006		Securities; $184,712; 4.50% - 4.63%; dated
1.63%, 03/20/2017	6,000	6,074		02/15/36 - 02/15/40)
		$32,499		Investment in Joint Trading Account; Deutsche	652	652
				Bank Repurchase Agreement; 0.15% dated
Trucking & Leasing - 1.20%				04/30/2013 maturing 05/01/2013
Penske Truck Leasing Co Lp / PTL Finance				(collateralized by US Government
Corp				Securities; $664,962; 0.00% - 7.25%; dated
2.50%, 03/15/2016(a)	6,000	6,209
3.13%, 05/11/2015(a)	13,750	14,297		07/12/13 - 12/27/32)
				Investment in Joint Trading Account; JP	380	380
		$20,506		Morgan Repurchase Agreement; 0.14%
TOTAL BONDS		$1,705,962		dated 04/30/2013 maturing 05/01/2013
U.S. GOVERNMENT & GOVERNMENT	Principal			(collateralized by US Government
AGENCY OBLIGATIONS - 0.23%	Amount (000's)	Value(000	's)	Securities; $387,895; 0.00% - 8.88%; dated
Federal Home Loan Mortgage Corporation (FHLMC) - 0.03%				06/15/15 - 04/15/30)
				Investment in Joint Trading Account; Merrill	326	326
2.26%, 11/01/2021(b)	$11	$11		Lynch Repurchase Agreement; 0.14%
2.39%, 09/01/2035(b)	160	170		dated 04/30/2013 maturing 05/01/2013
6.00%, 04/01/2017	50	54		(collateralized by US Government Security;
6.00%, 05/01/2017	91	97		$332,481; 0.63%; dated 08/31/17)
6.50%, 12/01/2015	5	5				$1,539
7.00%, 12/01/2022	124	143		TOTAL REPURCHASE AGREEMENTS		$1,539
7.50%, 12/01/2029	2	2		Total Investments		$1,711,394
9.50%, 08/01/2016	4	4		Other Assets in Excess of Liabilities, Net - 0.23%		$3,885
		$486		TOTAL NET ASSETS - 100.00%		$1,715,279
Federal National Mortgage Association (FNMA) - 0.10%
2.20%, 01/01/2019(b)	2	2
2.30%, 11/01/2022(b)	3	3		(a)	Security exempt from registration under Rule 144A of the Securities Act of
2.32%, 02/01/2037(b)	213	227			1933. These securities may be resold in transactions exempt from
2.36%, 01/01/2035(b)	30	31			registration, normally to qualified institutional buyers. Unless otherwise
2.41%, 11/01/2032(b)	69	70			indicated, these securities are not considered illiquid. At the end of the
2.53%, 12/01/2032(b)	100	106			period, the value of these securities totaled $454,038 or 26.47% of net
2.55%, 02/01/2035(b)	31	33		assets.
2.57%, 10/01/2035(b)	441	470		(b)	Variable Rate. Rate shown is in effect at April 30, 2013.
2.63%, 01/01/2035(b)	175	187		(c)	Fair value of these investments is determined in good faith by the
2.66%, 07/01/2034(b)	237	253			Manager under procedures established and periodically reviewed by the
2.67%, 07/01/2034(b)	68	73			Board of Directors. At the end of the period, the fair value of these
2.69%, 08/01/2034(b)	111	119			securities totaled $32,205 or 1.88% of net assets.
4.30%, 11/01/2035(b)	14	15		(d) Non-Income Producing Security
5.61%, 04/01/2019(b)	5	5		(e)	Security purchased on a when-issued basis.
6.00%, 07/01/2028	9	10		(f)	Security or a portion of the security was pledged to cover margin
6.50%, 01/01/2014	3	3			requirements for futures contracts. At the end of the period, the value of
7.50%, 10/01/2029	11	13			these securities totaled $922 or 0.05% of net assets.
8.00%, 05/01/2027	3	4
8.50%, 11/01/2017	5	5
10.00%, 05/01/2022	5	5
		$1,634
Government National Mortgage Association (GNMA) - 0.00%

9.00%, 04/20/2025	2	3
11.00%, 11/15/2015	1	2
11.00%, 11/15/2015	2	1
10.00%, 01/15/2019	40	42
		$48

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		38.19%
Asset Backed Securities		23.05%
Energy		7 .77%
Consumer, Non-cyclical		7 .54%
Mortgage Securities		6 .75%
Utilities		4 .40%
Communications		2 .62%
Basic Materials		2 .50%
Industrial		2 .13%
Technology		1 .83%
Government		1 .74%
Consumer, Cyclical		1 .25%
Other Assets in Excess of Liabilities, Net		0 .23%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2013	Short	360	$44,613	$44,871	$(258)
Total					$(258)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 95.74%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.54%				Computers (continued)
Esterline Technologies Corp (a)	77,190	$5,792		Netscout Systems Inc (a)	186,210		$4,247
Triumph Group Inc	57,970	4,632		Sykes Enterprises Inc (a)	104,300		1,605
		$10,424		Syntel Inc	40,530		2,560
Airlines - 0.92%							$16,364
US Airways Group Inc (a)	223,480	3,777		Consumer Products - 1.10%
				Prestige Brands Holdings Inc (a)	167,880		4,524
Apparel - 0.70%
Skechers U.S.A. Inc (a)	137,750	2,862		Diversified Financial Services - 0.45%
				Medley Capital Corp	118,320		1,843
Automobile Parts & Equipment - 0.83%
Tenneco Inc (a)	88,000	3,403		Electric - 3.04%
				Avista Corp	199,520		5,597
Banks - 6.15%				UNS Energy Corp	134,169		6,837
Banner Corp	56,758	1,854					$12,434
BBCN Bancorp Inc	133,512	1,720		Electrical Components & Equipment - 1.42%
Boston Private Financial Holdings Inc	167,899	1,619		EnerSys Inc (a)	127,090		5,826
Cardinal Financial Corp	115,377	1,759
First Interstate Bancsystem Inc	45,210	919
First of Long Island Corp/The	20,610	623		Electronics - 2.16%
Hanmi Financial Corp (a)	131,760	2,033		FEI Co	73,860		4,718
				Fluidigm Corp (a)	73,150		1,232
National Penn Bancshares Inc	267,830	2,622		Taser International Inc (a)	329,020		2,899
Susquehanna Bancshares Inc	412,890	4,818
Texas Capital Bancshares Inc (a)	41,770	1,740					$8,849
Webster Financial Corp	178,190	4,164		Engineering & Construction - 2.88%
WesBanco Inc	52,100	1,304		AECOM Technology Corp (a)	156,250		4,542
		$25,175		EMCOR Group Inc	142,700		5,337
				MYR Group Inc (a)	83,440		1,903
Biotechnology - 2.71%
Ariad Pharmaceuticals Inc (a)	73,450	1,313					$11,782
Cambrex Corp (a)	42,920	536		Food - 0.78%
Cubist Pharmaceuticals Inc (a)	19,980	918		Fresh Del Monte Produce Inc	125,320		3,184
Cytokinetics Inc (a)	577,712	740
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	44
Exact Sciences Corp (a)	36,750	343		Gas - 0.86%
Incyte Corp Ltd (a)	29,670	657		Southwest Gas Corp	69,790		3,536
Medicines Co/The (a)	55,780	1,883
NewLink Genetics Corp (a)	41,030	572		Healthcare - Products - 2.29%
NPS Pharmaceuticals Inc (a)	66,140	888		Cantel Medical Corp	53,768		1,700
Puma Biotechnology Inc (a)	33,849	1,089		Cynosure Inc (a)	63,770		1,649
RTI Biologics Inc (a)	261,654	1,041		DexCom Inc (a)	47,060		772
Seattle Genetics Inc (a)	29,280	1,082		Insulet Corp (a)	43,100		1,088
		$11,106		LipoScience Inc (a)	53,230		460
				Orthofix International NV (a)	53,278		1,726
Building Materials - 1.46%				Symmetry Medical Inc (a)	165,790		1,976
Eagle Materials Inc	15,340	1,039
Louisiana-Pacific Corp (a)	124,680	2,259					$9,371
Trex Co Inc (a)	54,780	2,667		Healthcare - Services - 3.01%
		$5,965		Air Methods Corp	12,260		449
				Centene Corp (a)	54,200		2,504
Chemicals - 2.33%				HealthSouth Corp (a)	215,090		5,915
Axiall Corp	78,580	4,122		IPC The Hospitalist Co Inc (a)	5,170		236
Landec Corp (a)	45,030	604
				Magellan Health Services Inc (a)	62,950		3,220
OM Group Inc (a)	98,930	2,421
WR Grace & Co (a)	31,220	2,407					$12,324
		$9,554		Home Builders - 1.73%
Commercial Services - 4.90%				KB Home	168,080		3,789
ABM Industries Inc	200,280	4,516		MDC Holdings Inc	87,290		3,282
Acacia Research Corp	40,770	971					$7,071
Huron Consulting Group Inc (a)	49,240	2,057		Insurance - 4.23%
Korn/Ferry International (a)	201,170	3,329		Allied World Assurance Co Holdings AG	54,720		4,969
PAREXEL International Corp (a)	117,310	4,804		Horace Mann Educators Corp	107,350		2,421
RPX Corp (a)	62,994	845		Montpelier Re Holdings Ltd ADR	109,770		2,828
Team Health Holdings Inc (a)	76,540	2,854		Symetra Financial Corp	157,470		2,146
Viad Corp	27,290	711		Validus Holdings Ltd	128,565		4,964
		$20,087					$17,328
Computers - 3.99%				Internet - 0.25%
CACI International Inc (a)	43,230	2,529		IntraLinks Holdings Inc (a)	179,900		1,029
Manhattan Associates Inc (a)	77,240	5,423

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Investment Companies - 2.35%				Savings & Loans (continued)
Apollo Investment Corp	327,000	$2,881		Provident Financial Services Inc	158,760	$2,434
Prospect Capital Corp	613,290	6,764				$4,404
		$9,645		Semiconductors - 1.93%
Machinery - Construction & Mining - 0.14%				Entegris Inc (a)	464,030	4,399
Terex Corp (a)	19,610	561		IXYS Corp	112,310	1,018
				Rudolph Technologies Inc (a)	211,680	2,470
Machinery - Diversified - 1.78%						$7,887
Middleby Corp (a)	22,560	3,374		Software - 4.74%
Wabtec Corp/DE	37,400	3,925		Acxiom Corp (a)	220,440	4,385
		$7,299		Aspen Technology Inc (a)	190,170	5,796
				CommVault Systems Inc (a)	70,660	5,196
Metal Fabrication & Hardware - 1.45%				MedAssets Inc (a)	66,060	1,237
Mueller Industries Inc	48,850	2,530		SYNNEX Corp (a)	80,890	2,799
Worthington Industries Inc	106,320	3,421
		$5,951				$19,413
				Telecommunications - 3.92%
Miscellaneous Manufacturing - 1.53%				ARRIS Group Inc (a)	280,101	4,624
Crane Co	75,110	4,043
Movado Group Inc	73,630	2,227		Consolidated Communications Holdings Inc	92,250	1,700
				Plantronics Inc	110,880	4,859
		$6,270		RF Micro Devices Inc (a)	869,280	4,877
Oil & Gas - 4.83%						$16,060
Energy XXI Bermuda Ltd	140,570	3,197
EPL Oil & Gas Inc (a)	166,690	5,446		Textiles - 0.37%
Kodiak Oil & Gas Corp (a)	455,980	3,570		G&K Services Inc	32,278	1,517
Penn Virginia Corp	659,600	2,658
Western Refining Inc	158,830	4,909		TOTAL COMMON STOCKS		$392,220
		$19,780			Maturity
				REPURCHASE AGREEMENTS - 3.20%	Amount (000's)	Value (000's)
Oil & Gas Services - 1.92%
Flotek Industries Inc (a)	139,695	2,241		Banks - 3.20%
Hornbeck Offshore Services Inc (a)	70,060	3,147		Investment in Joint Trading Account; Credit	$1,544	$1,544
ION Geophysical Corp (a)	398,360	2,486		Suisse Repurchase Agreement; 0.14%
		$7,874		dated 04/30/2013 maturing 05/01/2013
				(collateralized by US Government
Pharmaceuticals - 2.84%				Securities; $1,574,613; 4.50% - 4.63%;
Achillion Pharmaceuticals Inc (a)	152,040	1,146		dated 02/15/36 - 02/15/40)
Alkermes PLC (a)	56,240	1,722		Investment in Joint Trading Account; Deutsche	5,557	5,557
Array BioPharma Inc (a)	408,820	2,432		Bank Repurchase Agreement; 0.15% dated
Endo Health Solutions Inc - Rights (a),(c)	115,600	—		04/30/2013 maturing 05/01/2013
KaloBios Pharmaceuticals Inc (a)	92,490	555		(collateralized by US Government
Keryx Biopharmaceuticals Inc (a)	116,180	947		Securities; $5,668,606; 0.00% - 7.25%;
Medivation Inc (a)	14,680	774		dated 07/12/13 - 12/27/32)
Onyx Pharmaceuticals Inc (a)	13,750	1,303		Investment in Joint Trading Account; JP	3,242	3,242
Orexigen Therapeutics Inc (a)	147,300	896		Morgan Repurchase Agreement; 0.14%
Pharmacyclics Inc (a)	22,690	1,849		dated 04/30/2013 maturing 05/01/2013
		$11,624		(collateralized by US Government
				Securities; $3,306,687; 0.00% - 8.88%;
REITS - 5.30%				dated 06/15/15 - 04/15/30)
CapLease Inc	32,381	227		Investment in Joint Trading Account; Merrill	2,779	2,779
Corrections Corp of America	129,440	4,686		Lynch Repurchase Agreement; 0.14%
Extra Space Storage Inc	118,260	5,154		dated 04/30/2013 maturing 05/01/2013
First Industrial Realty Trust Inc	355,020	6,369		(collateralized by US Government Security;
Starwood Property Trust Inc	191,620	5,268		$2,834,304; 0.63%; dated 08/31/17)
		$21,704				$13,122
Retail - 10.84%				TOTAL REPURCHASE AGREEMENTS		$13,122
ANN Inc (a)	167,860	4,959		Total Investments		$405,342
Brinker International Inc	160,880	6,258		Other Assets in Excess of Liabilities, Net - 1.06%		$4,323
Brown Shoe Co Inc	230,930	3,905		TOTAL NET ASSETS - 100.00%		$409,665
Conn's Inc (a)	117,392	5,084
First Cash Financial Services Inc (a)	37,193	1,914
Haverty Furniture Cos Inc	36,760	874		(a) Non-Income Producing Security
Hot Topic Inc	451,441	6,298		(b) Security is Illiquid
Office Depot Inc (a)	1,334,930	5,153		(c)	Fair value of these investments is determined in good faith by the
Red Robin Gourmet Burgers Inc (a)	130,960	6,335			Manager under procedures established and periodically reviewed by the
Susser Holdings Corp (a)	68,330	3,633			Board of Directors. At the end of the period, the fair value of these
		$44,413			securities totaled $44 or 0.01% of net assets.
Savings & Loans - 1.07%
Oritani Financial Corp	127,385	1,970

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		22.76%
Consumer, Non-cyclical		17.63%
Consumer, Cyclical		15.39%
Industrial		15.36%
Technology		10.66%
Energy		6 .75%
Communications		4 .17%
Utilities		3 .89%
Basic Materials		2 .33%
Other Assets in Excess of Liabilities, Net		1 .06%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; June 2013	Long	168	$15,713	$15,878	$165
Total					$165

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS - 94.31%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.00%				Beverages - 0.02%
MDC Partners Inc	4,262	$73		Boston Beer Co Inc/The (a)	1,951		$330
Aerospace & Defense - 0.63%				Biotechnology - 2.68%
Aerovironment Inc (a)	4,495	87		Acorda Therapeutics Inc (a)	11,475		454
Cubic Corp	3,785	163		Aegerion Pharmaceuticals Inc (a)	7,063		297
GenCorp Inc (a)	13,913	182		Affymax Inc (a)	10,335		9
HEICO Corp	161,531	7,109		Agenus Inc (a)	5,993		29
Kaman Corp	6,652	225		Alnylam Pharmaceuticals Inc (a)	50,571		1,211
LMI Aerospace Inc (a)	483	10		AMAG Pharmaceuticals Inc (a)	7,487		165
Moog Inc (a)	2,208	102		Arena Pharmaceuticals Inc (a)	48,380		399
SIFCO Industries Inc	449	8		Ariad Pharmaceuticals Inc (a)	101,967		1,822
Teledyne Technologies Inc (a)	3,862	290		Biotime Inc (a)	15,078		55
Triumph Group Inc	24,010	1,918		Cambrex Corp (a)	6,614		83
		$10,094		Celldex Therapeutics Inc (a)	273,824		3,574
				Charles River Laboratories International Inc (a)	124,159		5,400
Agriculture - 0.02%				Cubist Pharmaceuticals Inc (a)	184,678		8,480
Tejon Ranch Co (a)	5,925	173
				Curis Inc (a)	26,345		99
Vector Group Ltd	9,990	163		Dendreon Corp (a)	43,984		207
		$336		Emergent Biosolutions Inc (a)	2,281		35
Airlines - 0.29%				Exact Sciences Corp (a)	18,298		171
Alaska Air Group Inc (a)	20,332	1,253		Exelixis Inc (a)	45,119		234
Allegiant Travel Co	4,513	406		GTx Inc (a)	9,820		45
Hawaiian Holdings Inc (a)	12,020	66		ImmunoGen Inc (a)	15,758		252
Republic Airways Holdings Inc (a)	11,484	129		Incyte Corp Ltd (a)	246,612		5,462
SkyWest Inc	1,485	21		Intercept Pharmaceuticals Inc (a)	60,029		2,044
Spirit Airlines Inc (a)	12,560	335		KYTHERA Biopharmaceuticals Inc (a)	1,833		45
US Airways Group Inc (a)	140,422	2,373		Ligand Pharmaceuticals Inc (a)	7,747		212
				Medicines Co/The (a)	15,491		523
		$4,583		Merrimack Pharmaceuticals Inc (a)	6,744		33
Apparel - 0.53%				NPS Pharmaceuticals Inc (a)	14,451		194
Cherokee Inc	3,258	42		Omeros Corp (a)	11,469		46
Crocs Inc (a)	25,537	409		OncoGenex Pharmaceutical Inc (a)	6,387		65
G-III Apparel Group Ltd (a)	920	37		PDL BioPharma Inc	33,922		263
Maidenform Brands Inc (a)	7,550	136		Puma Biotechnology Inc (a)	91,490		2,944
Oxford Industries Inc	3,422	202		Repligen Corp (a)	11,990		107
Quiksilver Inc (a)	765,617	5,153		Sangamo Biosciences Inc (a)	15,127		154
RG Barry Corp	3,444	48		Seattle Genetics Inc (a)	194,190		7,175
Steven Madden Ltd (a)	33,767	1,642		Sequenom Inc (a)	38,362		145
True Religion Apparel Inc	7,365	199		Spectrum Pharmaceuticals Inc	26,476		196
Wolverine World Wide Inc	12,260	586		ZIOPHARM Oncology Inc (a)	29,543		50
		$8,454					$42,679
Automobile Manufacturers - 0.07%				Building Materials - 1.40%
Tesla Motors Inc (a)	16,900	913		AAON Inc	8,255		234
Wabash National Corp (a)	20,063	189		American DG Energy Inc (a)	9,497		17
		$1,102		Drew Industries Inc	3,922		142
Automobile Parts & Equipment - 0.12%				Eagle Materials Inc	90,239		6,114
				Headwaters Inc (a)	20,853		226
Commercial Vehicle Group Inc (a)	10,721	75
Cooper Tire & Rubber Co	15,315	381		Martin Marietta Materials Inc	43,400		4,383
				Nortek Inc (a)	2,235		161
Dana Holding Corp	6,570	114		Patrick Industries Inc (a)	1,710		35
Dorman Products Inc	6,948	262		PGT Inc (a)	4,247		33
Tenneco Inc (a)	17,570	680
Titan International Inc	16,236	362		Quanex Building Products Corp	324,824		5,285
				Texas Industries Inc (a)	49,095		3,126
		$1,874		Trex Co Inc (a)	3,758		183
Banks - 2.02%				USG Corp (a)	92,345		2,400
Arrow Financial Corp	241	6					$22,339
Bank of the Ozarks Inc	5,248	215
Bridge Capital Holdings (a)	1,176	17		Chemicals - 1.77%
Cass Information Systems Inc	4,538	190		Aceto Corp	2,698		28
Eagle Bancorp Inc (a)	441	10		American Vanguard Corp	8,178		236
Iberiabank Corp	159,693	7,285		Axiall Corp	47,084		2,469
PrivateBancorp Inc	59,200	1,135		Balchem Corp	8,234		357
				Chemtura Corp (a)	17,288		368
Prosperity Bancshares Inc	166,452	7,647
Signature Bank/New York NY (a)	123,140	8,818		Cytec Industries Inc	14,355		1,046
SVB Financial Group (a)	86,530	6,153		Hawkins Inc	3,954		147
Texas Capital Bancshares Inc (a)	10,110	421		HB Fuller Co	39,741		1,506
Westamerica Bancorporation	4,494	195		Innophos Holdings Inc	6,132		315
		$32,092		Innospec Inc	1,236		54
				KMG Chemicals Inc	3,449		63
				Landec Corp (a)	2,736		37

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
Olin Corp	15,724	$380		Team Health Holdings Inc (a)	316,729		$11,807
OMNOVA Solutions Inc (a)	20,528	137		Team Inc (a)	6,012		233
PolyOne Corp	532,809	12,004		TrueBlue Inc (a)	407,334		8,440
Quaker Chemical Corp	1,566	97		United Rentals Inc (a)	388,299		20,428
Rentech Inc	66,099	137		Valassis Communications Inc	7,186		184
Rockwood Holdings Inc	130,296	8,455		VistaPrint NV (a)	9,782		399
Stepan Co	4,662	265		WEX Inc (a)	11,130		843
		$28,101		Xoom Corp (a)	2,918		54
Coal - 0.01%							$179,779
SunCoke Energy Inc (a)	14,266	216		Computers - 3.01%
				3D Systems Corp (a)	22,530		862
				CACI International Inc (a)	792		46
Commercial Services - 11.29%				Cadence Design Systems Inc (a)	758,108		10,462
Acacia Research Corp	15,115	360
Accretive Health Inc (a)	15,882	167		Computer Task Group Inc	5,197		107
				Cray Inc (a)	10,892		231
Advisory Board Co/The (a)	325,631	16,005
				Datalink Corp (a)	6,587		74
American Public Education Inc (a)	5,216	175
AMN Healthcare Services Inc (a)	10,750	148		Digimarc Corp	3,155		69
				Echelon Corp (a)	8,971		20
Arbitron Inc	7,657	358		Electronics for Imaging Inc (a)	1,309		35
Ascent Capital Group Inc (a)	117,241	7,795
				FleetMatics Group PLC (a)	302,521		7,101
Avis Budget Group Inc (a)	164,780	4,752
				Fortinet Inc (a)	240,988		4,328
Barrett Business Services Inc	3,019	160		iGate Corp (a)	8,907		149
Bridgepoint Education Inc (a)	7,433	80
Bright Horizons Family Solutions Inc (a)	270,323	8,769		j2 Global Inc	10,969		446
				KEYW Holding Corp/The (a)	495,091		6,728
Brink's Co/The	13,875	368		LivePerson Inc (a)	15,233		195
Capella Education Co (a)	5,496	195
				Manhattan Associates Inc (a)	5,817		408
Cardtronics Inc (a)	12,632	354
				Mentor Graphics Corp	14,428		264
CDI Corp	736	12		Mercury Systems Inc (a)	82,426		637
Chemed Corp	5,502	449
CoreLogic Inc/United States (a)	313,486	8,552		MTS Systems Corp	4,732		288
				Netscout Systems Inc (a)	10,532		240
Corporate Executive Board Co	140,712	7,930		Qualys Inc (a)	2,774		31
Corvel Corp (a)	2,716	129
				RealD Inc (a)	16,792		251
CoStar Group Inc (a)	230,375	24,975
				Riverbed Technology Inc (a)	313,352		4,656
Deluxe Corp	59,829	2,282		Synaptics Inc (a)	96,407		3,975
Electro Rent Corp	820	14
EVERTEC Inc (a)	45,000	902		Syntel Inc	4,420		279
				Unisys Corp (a)	9,873		189
ExamWorks Group Inc (a)	2,411	44
				Virtusa Corp (a)	8,249		183
ExlService Holdings Inc (a)	6,473	211
				Vocera Communications Inc (a)	288,683		5,716
Forrester Research Inc	6,255	224
Franklin Covey Co (a)	4,198	59					$47,970
Genpact Ltd	453,698	8,439		Consumer Products - 0.18%
Global Cash Access Holdings Inc (a)	29,571	211		ACCO Brands Corp (a)	22,932		155
Global Payments Inc	149,681	6,945		AT Cross Co (a)	3,673		46
Grand Canyon Education Inc (a)	449,134	11,484		Blyth Inc	4,602		76
Green Dot Corp (a)	10,644	167		Central Garden and Pet Co - A Shares (a)	2,560		23
Hackett Group Inc/The	10,614	52		Prestige Brands Holdings Inc (a)	10,495		283
Healthcare Services Group Inc	16,918	377		Spectrum Brands Holdings Inc	6,079		340
Heartland Payment Systems Inc	11,103	365		Tupperware Brands Corp	20,300		1,630
HMS Holdings Corp (a)	24,733	624		WD-40 Co	4,871		263
Huron Consulting Group Inc (a)	54,116	2,261					$2,816
Insperity Inc	6,850	189
Intersections Inc	2,615	25		Cosmetics & Personal Care - 0.02%
K12 Inc (a)	7,619	194		Elizabeth Arden Inc (a)	5,389		220
Landauer Inc	4,205	235		Inter Parfums Inc	5,205		151
LifeLock Inc (a)	7,370	66					$371
Matthews International Corp	5,955	219		Distribution & Wholesale - 0.72%
MAXIMUS Inc	156,273	12,454		Beacon Roofing Supply Inc (a)	14,224		542
Medifast Inc (a)	6,154	161
				Core-Mark Holding Co Inc	825		43
Monro Muffler Brake Inc	136,215	5,634		Houston Wire & Cable Co	2,833		39
Multi-Color Corp	186	5		LKQ Corp (a)	350,723		8,445
National Research Corp	1,086	65		MWI Veterinary Supply Inc (a)	3,572		421
On Assignment Inc (a)	10,751	261
PAREXEL International Corp (a)	17,141	702		Owens & Minor Inc	15,543		506
(a)				Pool Corp	13,748		674
Performant Financial Corp	2,246	22		Titan Machinery Inc (a)	7,461		168
PRGX Global Inc (a)	10,460	59
Providence Service Corp/The (a)	1,040	18		United Stationers Inc	1,002		33
RPX Corp (a)	8,397	113		Watsco Inc	7,409		625
							$11,496
Sotheby's	5,766	205
Steiner Leisure Ltd (a)	4,423	214		Diversified Financial Services - 1.33%
Strayer Education Inc	3,293	156		Affiliated Managers Group Inc (a)	53,584		8,342

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Energy - Alternate Sources - 0.02%
BGC Partners Inc	24,815	$142		Clean Energy Fuels Corp (a)	16,537		$218
Cohen & Steers Inc	5,312	210		Renewable Energy Group Inc (a)	1,697		17
Credit Acceptance Corp (a)	2,272	228		Saratoga Resources Inc (a)	7,836		18
DFC Global Corp (a)	15,341	207					$253
Diamond Hill Investment Group Inc	1,191	90
Ellie Mae Inc (a)	6,971	181		Engineering & Construction - 0.93%
				AECOM Technology Corp (a)	53,200		1,546
Encore Capital Group Inc (a)	7,210	205
				Aegion Corp (a)	2,461		52
Evercore Partners Inc - Class A	16,856	637
Financial Engines Inc	13,130	478		Argan Inc	957		17
				Dycom Industries Inc (a)	505,000		9,757
GAMCO Investors Inc	2,783	146
Greenhill & Co Inc	7,235	334		Exponent Inc	4,050		213
				MasTec Inc (a)	108,937		3,029
Higher One Holdings Inc (a)	14,276	141
				Mistras Group Inc (a)	6,928		131
MarketAxess Holdings Inc	9,202	389		MYR Group Inc (a)	5,006		114
MicroFinancial Inc	1,386	11
Nationstar Mortgage Holdings Inc (a)	5,536	204					$14,859
Netspend Holdings Inc (a)	13,406	214		Entertainment - 1.15%
Ocwen Financial Corp (a)	2,856	104		Bally Technologies Inc (a)	25,000		1,332
Portfolio Recovery Associates Inc (a)	5,057	621		Carmike Cinemas Inc (a)	2,486		44
Pzena Investment Management Inc	3,612	23		Churchill Downs Inc	1,848		141
Regional Management Corp (a)	2,086	45		Lions Gate Entertainment Corp (a)	105,565		2,619
Stifel Financial Corp (a)	233,734	7,531		Marriott Vacations Worldwide Corp (a)	18,273		831
Virtus Investment Partners Inc (a)	919	176		Multimedia Games Holding Co Inc (a)	7,894		195
Westwood Holdings Group Inc	2,870	125		National CineMedia Inc	453,390		7,363
WisdomTree Investments Inc (a)	16,604	193		SHFL Entertainment Inc (a)	303,551		4,796
World Acceptance Corp (a)	2,975	264		Six Flags Entertainment Corp	10,688		779
		$21,241		Vail Resorts Inc	3,028		182
Electric - 0.01%							$18,282
Ameresco Inc (a)	6,907	51		Environmental Control - 0.95%
Atlantic Power Corp	4,526	21		Calgon Carbon Corp (a)	12,331		210
Ormat Technologies Inc	2,155	47		Ceco Environmental Corp	2,604		30
Otter Tail Corp	831	26		Darling International Inc (a)	10,964		203
		$145		Mine Safety Appliances Co	8,103		389
				Tetra Tech Inc (a)	15,609		410
Electrical Components & Equipment - 0.64%
Acuity Brands Inc	112,992	8,243		US Ecology Inc	5,075		138
Belden Inc	12,321	609		Waste Connections Inc	363,227		13,785
Coleman Cable Inc	3,353	50					$15,165
EnerSys Inc (a)	5,269	241		Food - 1.30%
Generac Holdings Inc	4,886	176		Arden Group Inc	261		26
Graham Corp	4,470	109		B&G Foods Inc	16,118		497
Littelfuse Inc	5,768	403		Boulder Brands Inc (a)	89,306		805
Powell Industries Inc (a)	1,704	84		Calavo Growers Inc	5,268		149
Universal Display Corp (a)	9,944	313		Cal-Maine Foods Inc	5,495		235
		$10,228		Chefs' Warehouse Inc/The (a)	303,261		5,577
				Fairway Group Holdings Corp (a)	39,300		691
Electronics - 0.39%
American Science & Engineering Inc	699	45		Flowers Foods Inc	78,600		2,589
				Hain Celestial Group Inc (a)	47,559		3,103
Analogic Corp	3,440	273		Inventure Foods Inc (a)	5,643		43
Badger Meter Inc	4,306	188
Coherent Inc	2,975	166		J&J Snack Foods Corp	4,683		351
Cymer Inc (a)	2,310	242		Lancaster Colony Corp	4,658		368
Daktronics Inc	3,890	39		Lifeway Foods Inc	2,045		26
				Pilgrim's Pride Corp (a)	21,638		212
ESCO Technologies Inc	3,805	137		Post Holdings Inc (a)	5,517		242
FARO Technologies Inc (a)	4,866	189
FEI Co	10,480	669		Sanderson Farms Inc	7,266		445
II-VI Inc (a)	13,015	201		Snyders-Lance Inc	9,511		239
InvenSense Inc (a)	16,082	150		SUPERVALU Inc	49,164		287
Measurement Specialties Inc (a)	5,913	253		Tootsie Roll Industries Inc	5,774		180
				TreeHouse Foods Inc (a)	7,327		467
Mesa Laboratories Inc	1,119	55		United Natural Foods Inc (a)	65,427		3,268
Multi-Fineline Electronix Inc (a)	607	9
				WhiteWave Foods Co (a)	55,168		933
NVE Corp (a)	2,168	115
OSI Systems Inc (a)	5,750	330					$20,733
PerkinElmer Inc	63,482	1,946		Forest Products & Paper - 0.07%
Plexus Corp (a)	6,786	183		Buckeye Technologies Inc	6,762		254
Rogers Corp (a)	2,971	127		Clearwater Paper Corp (a)	5,243		241
Woodward Inc	20,986	755		Deltic Timber Corp	3,066		192
Zagg Inc (a)	10,999	75		Neenah Paper Inc	4,121		119
Zygo Corp (a)	978	15		Orchids Paper Products Co	1,187		27
		$6,162		PH Glatfelter Co	3,102		74

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Forest Products & Paper (continued)				Healthcare - Services - 4.19%
Schweitzer-Mauduit International Inc	6,775	$273		Acadia Healthcare Co Inc (a)	364,599		$11,503
		$1,180		Air Methods Corp	11,018		403
				Amsurg Corp (a)	4,481		150
Gas - 0.02%				Bio-Reference Labs Inc (a)	7,036		179
Piedmont Natural Gas Co Inc	2,662	92		Brookdale Senior Living Inc (a)	99,300		2,561
South Jersey Industries Inc	2,862	176		Capital Senior Living Corp (a)	6,961		169
		$268		Centene Corp (a)	14,728		680
Hand & Machine Tools - 0.60%				Covance Inc (a)	221,507		16,516
Franklin Electric Co Inc	13,418	434		Emeritus Corp (a)	8,790		226
Lincoln Electric Holdings Inc	173,874	9,174		Ensign Group Inc/The	4,673		163
				HealthSouth Corp (a)	23,089		635
		$9,608		ICON PLC (a)	327,640		10,524
Healthcare - Products - 3.89%				IPC The Hospitalist Co Inc (a)	165,650		7,557
Abaxis Inc	6,015	257		Magellan Health Services Inc (a)	613		31
ABIOMED Inc (a)	9,608	177		Mednax Inc (a)	99,456		8,825
Accuray Inc (a)	31,329	138		Molina Healthcare Inc (a)	1,061		35
Align Technology Inc (a)	114,904	3,806		Skilled Healthcare Group Inc (a)	7,687		54
ArthroCare Corp (a)	6,444	223		US Physical Therapy Inc	5,227		125
AtriCure Inc (a)	7,947	66		Vanguard Health Systems Inc (a)	11,876		174
Atrion Corp	702	141		WellCare Health Plans Inc (a)	105,778		6,168
Cantel Medical Corp	6,063	192					$66,678
Cardiovascular Systems Inc (a)	7,442	128
Cepheid Inc (a)	95,469	3,640		Holding Companies - Diversified - 0.01%
Conceptus Inc (a)	8,808	273		Primoris Services Corp	3,561		78
Cooper Cos Inc/The	29,018	3,204
Cyberonics Inc (a)	7,730	336
				Home Builders - 0.64%
Cynosure Inc (a)	2,718	70		Cavco Industries Inc (a)	2,766		126
DexCom Inc (a)	19,243	316
				KB Home	62,200		1,402
Endologix Inc (a)	247,446	3,717		Meritage Homes Corp (a)	38,360		1,872
Exactech Inc (a)	879	16		Pulte Group Inc (a)	7,841		165
Female Health Co/The	7,831	60		Ryland Group Inc/The	124,651		5,617
Genomic Health Inc (a)	6,935	211		Taylor Morrison Home Corp (a)	39,500		1,018
Globus Medical Inc (a)	3,096	47		Winnebago Industries Inc (a)	3,689		67
Haemonetics Corp (a)	14,502	558
HeartWare International Inc (a)	94,380	9,174					$10,267
Henry Schein Inc (a)	95,554	8,638		Home Furnishings - 0.40%
ICU Medical Inc (a)	3,254	196		Ethan Allen Interiors Inc	26,038		762
IDEXX Laboratories Inc (a)	68,563	6,031		Harman International Industries Inc	105,127		4,700
ImmunoCellular Therapeutics Ltd (a)	22,713	57		iRobot Corp (a)	6,664		194
Insulet Corp (a)	13,167	332		La-Z-Boy Inc	6,590		119
Integra LifeSciences Holdings Corp (a)	4,954	174		Select Comfort Corp (a)	16,418		348
LipoScience Inc (a)	1,977	17		TiVo Inc (a)	17,960		211
Luminex Corp (a)	11,930	198					$6,334
Masimo Corp	14,036	282		Housewares - 0.01%
Meridian Bioscience Inc	11,578	235		Libbey Inc (a)	8,876		172
Merit Medical Systems Inc (a)	1,053	10
Natus Medical Inc (a)	7,796	98
NuVasive Inc (a)	4,606	97		Insurance - 0.21%
NxStage Medical Inc (a)	14,812	165		Amtrust Financial Services Inc	1,812		57
OraSure Technologies Inc (a)	24,371	109		Brown & Brown Inc	91,700		2,842
Orthofix International NV (a)	6,663	216		Employers Holdings Inc	2,717		61
PhotoMedex Inc (a),(b)	4,783	78		First American Financial Corp	4,172		112
QIAGEN NV (a)	69,500	1,382		Homeowners Choice Inc	643		17
Quidel Corp (a)	7,944	177		Montpelier Re Holdings Ltd ADR	2,746		71
Rochester Medical Corp (a)	4,016	55		Navigators Group Inc/The (a)	1,819		105
Rockwell Medical Technologies Inc (a)	8,721	37					$3,265
Sirona Dental Systems Inc (a)	135,129	9,937
Spectranetics Corp (a)	9,624	179		Internet - 5.66%
				Angie's List Inc (a)	60,361		1,463
STERIS Corp	12,194	507
SurModics Inc (a)	1,496	40		AOL Inc	87,800		3,393
				Bankrate Inc (a)	98,431		1,327
Symmetry Medical Inc (a)	5,050	60
				Blucora Inc (a)	2,736		40
Tornier NV (a)	4,950	90
				Blue Nile Inc (a)	5,455		178
Utah Medical Products Inc	1,454	64		Boingo Wireless Inc (a)	6,821		42
Vascular Solutions Inc (a)	6,844	109
				BroadSoft Inc (a)	198,621		5,077
Volcano Corp (a)	251,501	5,103
West Pharmaceutical Services Inc	6,068	387		Cogent Communications Group Inc	12,804		367
				comScore Inc (a)	10,119		164
Wright Medical Group Inc (a)	1,597	37
				Dealertrack Technologies Inc (a)	396,767		11,050
Zeltiq Aesthetics Inc (a)	3,004	13
				Dice Holdings Inc (a)	20,167		170
		$61,860		ExactTarget Inc (a)	744,927		14,586
				Global Sources Ltd (a)	1,230		8

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Metal Fabrication & Hardware (continued)
HealthStream Inc (a)	8,781	$202		Haynes International Inc	2,459		$120
HomeAway Inc (a)	632,189	19,314		Mueller Industries Inc	1,426		74
IAC/InterActiveCorp	76,316	3,592		Mueller Water Products Inc - Class A	25,169		149
Lionbridge Technologies Inc (a)	24,353	83		RBC Bearings Inc (a)	150,316		7,230
Liquidity Services Inc (a)	6,759	222		Rexnord Corp (a)	2,786		51
magicJack VocalTec Ltd (a)	4,516	75		Sun Hydraulics Corp	6,272		205
Move Inc (a)	17,424	199		Valmont Industries Inc	97,797		14,252
NIC Inc	18,487	311					$22,142
OpenTable Inc (a)	6,463	358
Orbitz Worldwide Inc (a)	10,308	62		Mining - 0.03%
Overstock.com Inc (a)	5,045	105		AMCOL International Corp	6,981		215
				Coeur d'Alene Mines Corp (a)	10,857		165
Pandora Media Inc (a)	373,820	5,207
				United States Lime & Minerals Inc (a)	726		34
Perficient Inc (a)	10,636	111
ReachLocal Inc (a)	4,485	75		US Silica Holdings Inc	5,290		108
Sapient Corp (a)	465,451	5,437					$522
Shutterfly Inc (a)	199,308	8,875		Miscellaneous Manufacturing - 2.96%
Sourcefire Inc (a)	58,265	2,782		Actuant Corp	274,362		8,587
Stamps.com Inc (a)	6,217	210		AO Smith Corp	45,234		3,412
support.com Inc (a)	15,174	61		AZZ Inc	7,623		322
Synacor Inc (a)	2,813	8		Blount International Inc (a)	14,371		200
Travelzoo Inc (a)	3,081	79		Carlisle Cos Inc	141,477		9,178
Trulia Inc (a)	32,100	933		CLARCOR Inc	12,594		651
ValueClick Inc (a)	12,946	400		Colfax Corp (a)	75,526		3,525
VASCO Data Security International Inc (a)	5,554	47		EnPro Industries Inc (a)	4,808		237
VirnetX Holding Corp (a)	10,325	211		GP Strategies Corp (a)	5,966		132
Web.com Group Inc (a)	8,504	148		Handy & Harman Ltd (a)	2,111		33
WebMD Health Corp (a)	69,000	1,666		Hexcel Corp (a)	602,955		18,390
Websense Inc (a)	10,678	190		Hillenbrand Inc	15,645		393
XO Group Inc (a)	11,311	127		John Bean Technologies Corp	8,733		181
Zillow Inc (a)	16,900	994		Koppers Holdings Inc	6,100		268
Zix Corp (a)	26,262	99		LSB Industries Inc (a)	4,673		153
		$90,048		Movado Group Inc	567		17
Investment Companies - 0.00%				Myers Industries Inc	15,069		223
				Park-Ohio Holdings Corp (a)	3,341		123
Main Street Capital Corp	1,116	34
				Raven Industries Inc	9,134		306
				Smith & Wesson Holding Corp (a)	17,787		156
Leisure Products & Services - 0.10%				Standex International Corp	1,248		66
Arctic Cat Inc	3,644	164		Sturm Ruger & Co Inc	5,543		284
Brunswick Corp/DE	25,513	808		Trimas Corp (a)	8,954		273
Interval Leisure Group Inc	10,821	206					$47,110
Life Time Fitness Inc (a)	9,937	459
		$1,637		Office & Business Equipment - 0.13%
				Pitney Bowes Inc	156,100		2,134
Lodging - 0.34%
Ameristar Casinos Inc	8,192	216
Orient-Express Hotels Ltd (a)	513,011	5,182		Office Furnishings - 0.70%
		$5,398		Herman Miller Inc	17,739		445
				HNI Corp	10,854		374
Machinery - Diversified - 2.75%				Interface Inc	608,366		10,184
Altra Holdings Inc	6,368	170		Knoll Inc	9,344		145
Applied Industrial Technologies Inc	11,737	496		Steelcase Inc	4,534		58
Chart Industries Inc (a)	148,435	12,589					$11,206
Cognex Corp	12,613	501
DXP Enterprises Inc (a)	2,584	173		Oil & Gas - 1.99%
Gorman-Rupp Co/The	6,756	191		Alon USA Energy Inc	3,416		57
				Apco Oil and Gas International Inc (a)	3,869		39
IDEX Corp	317,675	16,528		Approach Resources Inc (a)	8,187		194
Lindsay Corp	3,838	295
Manitowoc Co Inc/The	47,100	883		Berry Petroleum Co	15,719		753
				Bonanza Creek Energy Inc (a)	656		23
Middleby Corp (a)	77,912	11,654
				Carrizo Oil & Gas Inc (a)	9,697		235
Tennant Co	5,382	257		Clayton Williams Energy Inc (a)	240		9
		$43,737		Contango Oil & Gas Co	5,263		198
Media - 0.02%				CVR Energy Inc	3,202		158
Belo Corp	14,786	159		Energy XXI Bermuda Ltd	16,573		377
Demand Media Inc (a)	9,639	83		Evolution Petroleum Corp (a)	7,312		73
Nexstar Broadcasting Group Inc	1,235	30		FX Energy Inc (a)	23,516		90
Sinclair Broadcast Group Inc	1,446	39		Gulfport Energy Corp (a)	63,654		3,322
		$311		Halcon Resources Corp (a)	23,994		157
				Isramco Inc (a)	449		41
Metal Fabrication & Hardware - 1.39%				Kodiak Oil & Gas Corp (a)	77,767		609
CIRCOR International Inc	557	26		Laredo Petroleum Holdings Inc (a)	373,644		6,427
Dynamic Materials Corp	2,197	35		Magnum Hunter Resources Corp - Warrants (a)	2,431		—

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
Matador Resources Co (a)	490,990	$4,846		Omnicare Inc	22,200		$972
Midstates Petroleum Co Inc (a)	4,897	28		Onyx Pharmaceuticals Inc (a)	99,639		9,446
Northern Oil and Gas Inc (a)	18,024	232		Opko Health Inc (a)	26,296		175
Oasis Petroleum Inc (a)	365,833	12,522		Optimer Pharmaceuticals Inc (a)	236,306		3,649
Panhandle Oil and Gas Inc	2,914	83		Orexigen Therapeutics Inc (a)	36,681		223
Rosetta Resources Inc (a)	15,880	682		Osiris Therapeutics Inc (a)	7,315		82
Vaalco Energy Inc (a)	25,730	173		Pacira Pharmaceuticals Inc/DE (a)	139,926		4,039
W&T Offshore Inc	1,050	12		Pernix Therapeutics Holdings (a)	4,036		15
Warren Resources Inc (a)	4,777	13		Pharmacyclics Inc (a)	60,051		4,894
Western Refining Inc	9,618	297		Questcor Pharmaceuticals Inc	15,116		465
		$31,650		Repros Therapeutics Inc (a)	189,501		3,854
				Rigel Pharmaceuticals Inc (a)	30,946		148
Oil & Gas Services - 2.66%				Santarus Inc (a)	15,075		277
C&J Energy Services Inc (a)	5,910	117
				Sarepta Therapeutics Inc (a)	45,805		1,330
Dril-Quip Inc (a)	103,560	8,669
				Sciclone Pharmaceuticals Inc (a)	24,530		116
Flotek Industries Inc (a)	13,964	224
				Sucampo Pharmaceuticals Inc (a)	5,324		51
Forum Energy Technologies Inc (a)	131,708	3,662
				Synageva BioPharma Corp (a)	58,309		3,014
Geospace Technologies Corp (a)	3,644	307
				Synta Pharmaceuticals Corp (a)	17,867		183
Global Geophysical Services Inc (a)	8,972	33
				TESARO Inc (a)	137,452		3,781
Helix Energy Solutions Group Inc (a)	292,305	6,735
				Theravance Inc (a)	15,280		516
ION Geophysical Corp (a)	37,473	234
				Threshold Pharmaceuticals Inc (a)	19,985		96
Lufkin Industries Inc	8,471	748		USANA Health Sciences Inc (a)	2,727		154
Matrix Service Co (a)	2,219	33
				Vivus Inc (a)	24,955		332
Mitcham Industries Inc (a)	3,578	53
				XenoPort Inc (a)	16,618		103
Oceaneering International Inc	156,708	10,996		Zogenix Inc (a)	24,176		42
Oil States International Inc (a)	81,956	7,324
Pioneer Energy Services Corp (a)	5,533	39					$81,990
Targa Resources Corp	7,303	480		Pipelines - 0.01%
TGC Industries Inc	6,610	59		Crosstex Energy Inc	10,779		198
Thermon Group Holdings Inc (a)	134,906	2,644
Willbros Group Inc (a)	4,075	39
				Real Estate - 0.07%
		$42,396		HFF Inc	7,887		165
Packaging & Containers - 0.02%				Realogy Holdings Corp (a)	20,225		971
AEP Industries Inc (a)	1,800	139					$1,136
Berry Plastics Group Inc (a)	5,298	100
				REITS - 0.48%
		$239		Acadia Realty Trust	14,844		424
Pharmaceuticals - 5.15%				Alexander's Inc	614		189
Achillion Pharmaceuticals Inc (a)	52,359	395		Coresite Realty Corp	4,543		164
Akorn Inc (a)	540,956	8,141		DuPont Fabros Technology Inc	8,461		213
Alkermes PLC (a)	35,036	1,072		EastGroup Properties Inc	7,814		493
Anika Therapeutics Inc (a)	5,088	68		Glimcher Realty Trust	36,004		451
Array BioPharma Inc (a)	29,278	174		Highwoods Properties Inc	18,680		766
Auxilium Pharmaceuticals Inc (a)	13,847	207		Inland Real Estate Corp	15,215		172
BioDelivery Sciences International Inc (a)	11,828	67		LTC Properties Inc	3,011		140
BioScrip Inc (a)	77,117	1,069		Monmouth Real Estate Investment Corp	7,767		83
Biospecifics Technologies Corp (a)	1,983	32		National Health Investors Inc	7,170		475
Catamaran Corp (a)	194,711	11,241		Omega Healthcare Investors Inc	32,357		1,064
Cumberland Pharmaceuticals Inc (a)	2,837	13		Potlatch Corp	7,430		352
Cytori Therapeutics Inc (a)	21,411	60		PS Business Parks Inc	4,471		357
Depomed Inc (a)	24,618	136		Ryman Hospitality Properties	6,433		286
Durata Therapeutics Inc (a)	3,104	23		Saul Centers Inc	3,361		151
Dyax Corp (a)	43,905	121		Sovran Self Storage Inc	8,034		551
Endocyte Inc (a)	13,142	183		Strategic Hotels & Resorts Inc (a)	38,366		310
Furiex Pharmaceuticals Inc (a)	3,272	111		Sun Communities Inc	9,043		462
Hi-Tech Pharmacal Co Inc	1,779	59		Universal Health Realty Income Trust	3,189		171
Hyperion Therapeutics Inc (a)	101,717	2,182		Urstadt Biddle Properties Inc	8,177		182
Idenix Pharmaceuticals Inc (a)	35,464	131		Washington Real Estate Investment Trust	5,911		169
Impax Laboratories Inc (a)	18,826	329					$7,625
Infinity Pharmaceuticals Inc (a)	94,310	4,063
Ironwood Pharmaceuticals Inc (a)	20,906	318		Retail - 9.29%
Isis Pharmaceuticals Inc (a)	28,823	645		Abercrombie & Fitch Co	38,500		1,908
				Aeropostale Inc (a)	20,474		300
Jazz Pharmaceuticals PLC (a)	162,024	9,454
				AFC Enterprises Inc (a)	7,048		225
KaloBios Pharmaceuticals Inc (a)	3,152	19
				America's Car-Mart Inc/TX (a)	3,454		160
Keryx Biopharmaceuticals Inc (a)	23,392	191
				ANN Inc (a)	149,961		4,430
Medivation Inc (a)	33,100	1,745
				Asbury Automotive Group Inc (a)	6,761		271
Natural Grocers by Vitamin Cottage Inc (a)	37,329	936
				BJ's Restaurants Inc (a)	5,915		203
Nature's Sunshine Products Inc	2,971	43		Bloomin' Brands Inc (a)	5,936		129
Nektar Therapeutics (a)	22,300	242
				Bravo Brio Restaurant Group Inc (a)	8,631		147
Neogen Corp (a)	6,741	343
Neurocrine Biosciences Inc (a)	19,063	220		Buckle Inc/The	7,875		382

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Semiconductors (continued)
Buffalo Wild Wings Inc (a)	22,468	$2,022		First Solar Inc (a)	23,200		$1,080
Cabela's Inc (a)	253,505	16,275		GT Advanced Technologies Inc (a)	43,371		171
Casey's General Stores Inc	9,480	549		Hittite Microwave Corp (a)	9,290		521
Cash America International Inc	3,574	156		Microsemi Corp (a)	79,505		1,654
Cato Corp/The	7,781	187		Monolithic Power Systems Inc	7,512		181
CEC Entertainment Inc	5,181	173		Power Integrations Inc	6,985		289
Cheesecake Factory Inc/The	15,632	622		QLogic Corp (a)	10,311		112
Chico's FAS Inc	159,748	2,919		Semtech Corp (a)	364,671		11,695
Children's Place Retail Stores Inc/The (a)	3,967	194		Teradyne Inc (a)	399,650		6,570
Chuy's Holdings Inc (a)	29,515	965		Ultratech Inc (a)	41,098		1,211
Coinstar Inc (a)	8,043	425		Veeco Instruments Inc (a)	190,770		7,263
Conn's Inc (a)	244,622	10,595		Volterra Semiconductor Corp (a)	11,264		147
Cracker Barrel Old Country Store Inc	5,460	452					$62,194
Denny's Corp (a)	32,600	185
Destination Maternity Corp	2,598	62		Software - 8.34%
				Accelrys Inc (a)	584,506		5,757
Dick's Sporting Goods Inc	125,999	6,061		ACI Worldwide Inc (a)	10,016		471
DineEquity Inc	4,340	309		Actuate Corp (a)	20,513		126
Domino's Pizza Inc	76,000	4,195		Advent Software Inc (a)	8,914		259
DSW Inc	15,226	1,007
Express Inc (a)	25,384	462		American Software Inc/Georgia	10,416		87
				Aspen Technology Inc (a)	338,470		10,316
Ezcorp Inc (a)	9,288	157
				athenahealth Inc (a)	10,259		988
First Cash Financial Services Inc (a)	8,159	420
				AVG Technologies NV (a)	3,348		55
Five Below Inc (a)	206,609	7,436
Francesca's Holdings Corp (a)	450,182	12,857		Blackbaud Inc	11,313		332
Genesco Inc (a)	6,945	427		Broadridge Financial Solutions Inc	401,320		10,105
				CommVault Systems Inc (a)	191,128		14,056
Gordmans Stores Inc (a)	3,653	41
Hibbett Sports Inc (a)	185,221	10,159		Computer Programs & Systems Inc	3,030		159
				Concur Technologies Inc (a)	56,355		4,120
Hot Topic Inc	12,174	170		Cornerstone OnDemand Inc (a)	9,653		350
HSN Inc	10,753	565		CSG Systems International Inc (a)	8,453		183
Jack in the Box Inc (a)	10,343	371
				Demandware Inc (a)	194,700		5,315
Jamba Inc (a)	36,667	97
Jos A Bank Clothiers Inc (a)	7,451	325		Ebix Inc	9,161		170
				Envestnet Inc (a)	8,964		163
Lumber Liquidators Holdings Inc (a)	210,860	17,282
				EPAM Systems Inc (a)	2,100		45
Men's Wearhouse Inc	4,673	157
Nathan's Famous Inc (a)	1,153	51		EPIQ Systems Inc	1,104		15
Panera Bread Co (a)	51,658	9,155		Fair Isaac Corp	9,820		457
				Greenway Medical Technologies (a)	2,757		37
Pantry Inc/The (a)	714	10
				Guidewire Software Inc (a)	245,029		9,821
Papa John's International Inc (a)	5,038	317
				Imperva Inc (a)	49,300		1,922
Penske Automotive Group Inc	4,920	152		Infoblox Inc (a)	3,257		72
PetMed Express Inc	8,623	108		Informatica Corp (a)	321,497		10,587
Pier 1 Imports Inc	211,737	4,915		Innodata Inc (a)	9,821		32
Pricesmart Inc	99,706	8,897		Interactive Intelligence Group Inc (a)	359,688		14,902
Rite Aid Corp (a)	25,095	66
				Market Leader Inc (a)	8,179		82
Roundy's Inc	8,635	62		MedAssets Inc (a)	177,656		3,327
rue21 inc (a)	6,696	214
				Medidata Solutions Inc (a)	19,229		1,276
Ruth's Hospitality Group Inc	15,216	151		MicroStrategy Inc (a)	2,359		213
Sonic Corp (a)	13,192	165
Susser Holdings Corp (a)	27,300	1,452		Monotype Imaging Holdings Inc	10,129		235
				NetSuite Inc (a)	40,017		3,520
Texas Roadhouse Inc	17,718	416		Omnicell Inc (a)	1,712		31
Vera Bradley Inc (a)	8,900	203
				PDF Solutions Inc (a)	10,420		178
Vitamin Shoppe Inc (a)	115,176	5,661
Williams-Sonoma Inc	22,700	1,219		Pegasystems Inc	331,528		8,391
				Proofpoint Inc (a)	54,700		1,002
Winmark Corp	1,012	63		PROS Holdings Inc (a)	6,266		162
World Fuel Services Corp	196,680	7,975		PTC Inc (a)	372,328		8,940
Zumiez Inc (a)	6,320	183
		$147,869		QAD Inc	2,791		34
				QLIK Technologies Inc (a)	129,818		3,377
Savings & Loans - 0.01%				Quality Systems Inc	11,320		202
Oritani Financial Corp	6,831	106		RealPage Inc (a)	9,923		202
				Rosetta Stone Inc (a)	2,342		40
				SciQuest Inc (a)	7,897		181
Semiconductors - 3.91%				SolarWinds Inc (a)	37,253		1,894
Applied Micro Circuits Corp (a)	600,571	4,480
				SS&C Technologies Holdings Inc (a)	4,008		123
ATMI Inc (a)	889	19
				Synchronoss Technologies Inc (a)	7,012		199
Cabot Microelectronics Corp (a)	6,930	232
				Take-Two Interactive Software Inc (a)	19,571		299
Cavium Inc (a)	398,536	12,534
				Tyler Technologies Inc (a)	8,622		545
Ceva Inc (a)	7,799	119
				Ultimate Software Group Inc (a)	72,482		7,001
Cirrus Logic Inc (a)	19,140	370
				Verint Systems Inc (a)	14,411		476
Cree Inc (a)	88,100	4,984
Exar Corp (a)	2,143	23					$132,832
Fairchild Semiconductor International Inc (a)	661,921	8,539

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Storage & Warehousing - 0.00%				Trucking & Leasing (continued)
Wesco Aircraft Holdings Inc (a)	1,955	$32		Textainer Group Holdings Ltd	3,484		$135
							$313
Telecommunications - 2.73%				Water - 0.03%
8x8 Inc (a)	31,784	230		American States Water Co	855		47
ADTRAN Inc	18,744	394		California Water Service Group	10,431		209
Anaren Inc (a)	812	19		Connecticut Water Service Inc	3,063		87
Anixter International Inc	5,060	363		SJW Corp	1,884		48
ARRIS Group Inc (a)	118,795	1,962		York Water Co	4,258		80
Aruba Networks Inc (a)	667,267	15,007					$471
Atlantic Tele-Network Inc	3,886	197		TOTAL COMMON STOCKS			$1,501,663
Aware Inc	4,610	22
Ciena Corp (a)	549,366	8,218			Maturity
Cincinnati Bell Inc (a)	30,662	108		REPURCHASE AGREEMENTS - 4.64%	Amount (000's)	Value	(000	's)
Comverse Inc (a)	5,312	141		Banks - 4.64%
Consolidated Communications Holdings Inc	11,540	213		Investment in Joint Trading Account; Credit	$8,685		$8,685
DigitalGlobe Inc (a)	133,571	3,899		Suisse Repurchase Agreement; 0.14%
EXFO Inc (a)	527,849	2,455		dated 04/30/2013 maturing 05/01/2013
Extreme Networks (a)	40,663	135		(collateralized by US Government
Fairpoint Communications Inc (a)	7,864	64		Securities; $8,858,324; 4.50% - 4.63%;
Finisar Corp (a)	320,220	4,112		dated 02/15/36 - 02/15/40)
General Communication Inc (a)	16,736	163		Investment in Joint Trading Account; Deutsche	31,265		31,264
Globecomm Systems Inc (a)	7,862	96		Bank Repurchase Agreement; 0.15% dated
HickoryTech Corp	5,284	54		04/30/2013 maturing 05/01/2013
IDT Corp - Class B	6,275	93		(collateralized by US Government
Infinera Corp (a)	26,178	220		Securities; $31,889,961; 0.00% - 7.25%;
InterDigital Inc/PA	12,155	540		dated 07/12/13 - 12/27/32)
Iridium Communications Inc (a)	3,086	21		Investment in Joint Trading Account; JP	18,238		18,238
Ixia (a)	127,692	2,103		Morgan Repurchase Agreement; 0.14%
KVH Industries Inc (a)	5,604	74		dated 04/30/2013 maturing 05/01/2013
Loral Space & Communications Inc	2,982	183		(collateralized by US Government
Lumos Networks Corp	6,059	82		Securities; $18,602,477; 0.00% - 8.88%;
Netgear Inc (a)	5,003	149		dated 06/15/15 - 04/15/30)
NTELOS Holdings Corp	6,595	97		Investment in Joint Trading Account; Merrill	15,632		15,632
Numerex Corp (a)	5,220	54		Lynch Repurchase Agreement; 0.14%
Orbcomm Inc (a)	7,657	36		dated 04/30/2013 maturing 05/01/2013
Palo Alto Networks Inc (a)	18,900	1,022		(collateralized by US Government Security;
Plantronics Inc	4,018	176		$15,944,981; 0.63%; dated 08/31/17)
Premiere Global Services Inc (a)	4,993	56					$73,819
Primus Telecommunications Group Inc	5,251	66		TOTAL REPURCHASE AGREEMENTS			$73,819
RigNet Inc (a)	5,320	129		Total Investments			$1,575,482
Tessco Technologies Inc	1,185	24		Other Assets in Excess of Liabilities, Net - 1.05%			$16,646
Ubiquiti Networks Inc	4,523	70		TOTAL NET ASSETS - 100.00%			$1,592,128
ViaSat Inc (a)	9,230	447
		$43,494
				(a) Non-Income Producing Security
Toys, Games & Hobbies - 0.01%				(b) Security is Illiquid
LeapFrog Enterprises Inc (a)	22,677	203
Transportation - 3.97%					Portfolio Summary (unaudited)
Forward Air Corp	8,783	324		Sector			Percent
GasLog Ltd	4,142	53		Consumer, Non-cyclical			28.74%
Genesee & Wyoming Inc (a)	190,431	16,225
				Industrial			16.65%
Gulfmark Offshore Inc	2,514	105		Technology			15.39%
Heartland Express Inc	16,390	222		Consumer, Cyclical			14.37%
HUB Group Inc (a)	9,347	342
Kirby Corp (a)	146,228	10,951		Financial			8 .76%
				Communications			8 .41%
Knight Transportation Inc	660,378	10,315		Energy			4 .69%
Landstar System Inc	138,836	7,589		Basic Materials			1 .87%
Old Dominion Freight Line Inc (a)	17,839	687
PHI Inc (a)	461	13		Utilities			0 .06%
Roadrunner Transportation Systems Inc (a)	314,876	7,088		Diversified			0 .01%
Saia Inc (a)	1,311	54		Other Assets in Excess of Liabilities, Net			1 .05%
Swift Transportation Co (a)	23,848	334		TOTAL NET ASSETS			100.00%
UTI Worldwide Inc	587,632	8,632
Werner Enterprises Inc	9,534	219
		$63,153
Trucking & Leasing - 0.02%
TAL International Group Inc	4,303	178

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
April 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; June 2013	Long	945	$88,080	$89,312	$1,232
Total					$1,232
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2013 (unaudited)

COMMON STOCKS - 95.84%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.01%				Biotechnology - 5.83%
MDC Partners Inc	642	$11		Acorda Therapeutics Inc (a)	1,730		$68
				Aegerion Pharmaceuticals Inc (a)	37,666		1,584
				Affymax Inc (a)	1,558		1
Aerospace & Defense - 1.58%				Agenus Inc (a)	902		4
Aerovironment Inc (a)	678	13
				Alnylam Pharmaceuticals Inc (a)	40,025		958
Cubic Corp	570	25		AMAG Pharmaceuticals Inc (a)	1,129		25
GenCorp Inc (a)	2,099	27
				Arena Pharmaceuticals Inc (a)	7,298		60
HEICO Corp	2,002	88		Biotime Inc (a)	2,274		8
Kaman Corp	1,004	34		Cambrex Corp (a)	19,115		238
LMI Aerospace Inc (a)	73	2
				Celldex Therapeutics Inc (a)	110,255		1,439
Moog Inc (a)	331	15
				Cubist Pharmaceuticals Inc (a)	2,734		126
SIFCO Industries Inc	67	1		Curis Inc (a)	3,968		15
Teledyne Technologies Inc (a)	582	44
				Dendreon Corp (a)	6,634		31
Triumph Group Inc	28,746	2,297		Emergent Biosolutions Inc (a)	344		5
		$2,546		Exact Sciences Corp (a)	67,641		632
Agriculture - 0.03%				Exelixis Inc (a)	6,812		35
Tejon Ranch Co (a)	893	26		GTx Inc (a)	1,481		7
Vector Group Ltd	1,504	25		ImmunoGen Inc (a)	2,377		38
		$51		Incyte Corp Ltd (a)	54,260		1,202
				KYTHERA Biopharmaceuticals Inc (a)	276		7
Airlines - 1.69%				Ligand Pharmaceuticals Inc (a)	1,168		32
Alaska Air Group Inc (a)	3,066	189		Medicines Co/The (a)	2,338		79
Allegiant Travel Co	680	61		Merrimack Pharmaceuticals Inc (a)	1,017		5
Hawaiian Holdings Inc (a)	1,810	10		NPS Pharmaceuticals Inc (a)	158,424		2,127
Republic Airways Holdings Inc (a)	1,729	19		Omeros Corp (a)	1,729		7
SkyWest Inc	223	3		OncoGenex Pharmaceutical Inc (a)	963		10
Spirit Airlines Inc (a)	86,431	2,308
				PDL BioPharma Inc	5,120		40
US Airways Group Inc (a)	7,394	125		Repligen Corp (a)	1,806		16
		$2,715		Sangamo Biosciences Inc (a)	2,282		23
				Seattle Genetics Inc (a)	3,590		133
Apparel - 0.21%				Sequenom Inc (a)	5,786		22
Cherokee Inc	491	6
Crocs Inc (a)	3,854	62		Spectrum Pharmaceuticals Inc	3,993		30
G-III Apparel Group Ltd (a)	138	6		Verastem Inc (a)	36,941		363
Maidenform Brands Inc (a)	1,138	21		ZIOPHARM Oncology Inc (a)	4,456		8
Oxford Industries Inc	515	31					$9,378
RG Barry Corp	518	7		Building Materials - 5.09%
Steven Madden Ltd (a)	1,714	83
				AAON Inc	1,244		35
True Religion Apparel Inc	1,110	30		American DG Energy Inc (a)	1,430		3
Wolverine World Wide Inc	1,850	88		Apogee Enterprises Inc	55,795		1,422
		$334		Boise Cascade Co (a)	23,395		749
Automobile Manufacturers - 0.02%				Drew Industries Inc	590		21
Wabash National Corp (a)	3,026	28		Eagle Materials Inc	18,959		1,285
				Headwaters Inc (a)	3,145		34
				Nortek Inc (a)	337		24
Automobile Parts & Equipment - 0.18%				Patrick Industries Inc (a)	257		5
Commercial Vehicle Group Inc (a)	1,617	11		PGT Inc (a)	640		5
Cooper Tire & Rubber Co	2,311	58		Trex Co Inc (a)	57,883		2,818
Dana Holding Corp	990	17		USG Corp (a)	69,032		1,794
Dorman Products Inc	1,048	40					$8,195
Tenneco Inc (a)	2,650	102
Titan International Inc	2,449	55		Chemicals - 0.42%
		$283		Aceto Corp	406		4
				American Vanguard Corp	1,234		36
Banks - 5.53%				Axiall Corp	2,456		129
Arrow Financial Corp	51	1		Balchem Corp	1,242		54
Bank of the Ozarks Inc	62,441	2,555		Chemtura Corp (a)	2,608		55
Bridge Capital Holdings (a)	176	3		Hawkins Inc	595		22
Cardinal Financial Corp	29,450	449		HB Fuller Co	2,178		83
Cass Information Systems Inc	683	29		Innophos Holdings Inc	924		47
CoBiz Financial Inc	94,166	806		Innospec Inc	186		8
Eagle Bancorp Inc (a)	66	2		KMG Chemicals Inc	507		9
Susquehanna Bancshares Inc	79,023	922		Landec Corp (a)	411		6
SVB Financial Group (a)	27,363	1,946		Olin Corp	2,371		57
Texas Capital Bancshares Inc (a)	23,158	965		OMNOVA Solutions Inc (a)	3,094		21
Walker & Dunlop Inc (a)	67,271	1,198		PolyOne Corp	3,070		69
Westamerica Bancorporation	677	29		Quaker Chemical Corp	235		14
		$8,905		Rentech Inc	9,959		21
Beverages - 0.03%				Stepan Co	702		40
Boston Beer Co Inc/The (a)	294	50					$675

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Coal - 0.02%				Computers (continued)
SunCoke Energy Inc (a)	2,151	$32		Datalink Corp (a)	991		$11
				Digimarc Corp	475		10
				Echelon Corp (a)	1,353		3
Commercial Services - 3.02%				Electronics for Imaging Inc (a)	195		5
Acacia Research Corp	2,279	54		FleetMatics Group PLC (a)	441		10
Accretive Health Inc (a)	2,395	25
				Fortinet Inc (a)	23,120		415
Advisory Board Co/The (a)	1,289	63
				iGate Corp (a)	1,342		22
American Public Education Inc (a)	786	26
AMN Healthcare Services Inc (a)	1,621	22		j2 Global Inc	1,655		67
				LivePerson Inc (a)	2,295		29
Arbitron Inc	1,154	54		Manhattan Associates Inc (a)	877		62
Avis Budget Group Inc (a)	4,868	140
Barrett Business Services Inc	454	24		Mentor Graphics Corp	2,176		40
Bridgepoint Education Inc (a)	1,118	12		MTS Systems Corp	714		44
				Netscout Systems Inc (a)	1,589		36
Brink's Co/The	2,092	56		Qualys Inc (a)	418		5
Capella Education Co (a)	829	29
				RealD Inc (a)	2,531		38
Cardtronics Inc (a)	1,906	53
				Synaptics Inc (a)	1,495		62
CDI Corp	110	2		Syntel Inc	667		42
Chemed Corp	829	68		Uni-Pixel Inc (a)	18,876		671
Corporate Executive Board Co	1,526	86		Unisys Corp (a)	1,489		28
Corvel Corp (a)	409	19
				Virtusa Corp (a)	1,243		28
CoStar Group Inc (a)	1,219	132
				Vocera Communications Inc (a)	187		4
Deluxe Corp	1,558	59
Electro Rent Corp	123	2					$2,471
ExamWorks Group Inc (a)	362	7		Consumer Products - 0.11%
ExlService Holdings Inc (a)	976	32		ACCO Brands Corp (a)	3,459		23
Forrester Research Inc	942	34		AT Cross Co (a)	552		7
Franklin Covey Co (a)	632	9		Blyth Inc	694		12
Global Cash Access Holdings Inc (a)	4,460	32		Central Garden and Pet Co - A Shares (a)	385		3
Grand Canyon Education Inc (a)	1,711	44		Prestige Brands Holdings Inc (a)	1,583		43
Green Dot Corp (a)	1,604	25		Spectrum Brands Holdings Inc	916		51
H&E Equipment Services Inc	12,700	259		WD-40 Co	734		40
Hackett Group Inc/The	1,598	8					$179
Healthcare Services Group Inc	2,552	57
Heartland Payment Systems Inc	1,676	55		Cosmetics & Personal Care - 0.03%
HMS Holdings Corp (a)	23,158	584		Elizabeth Arden Inc (a)	813		33
Huron Consulting Group Inc (a)	1,043	44		Inter Parfums Inc	784		23
Insperity Inc	1,033	29					$56
Intersections Inc	394	4		Distribution & Wholesale - 3.82%
K12 Inc (a)	1,149	29		Beacon Roofing Supply Inc (a)	2,145		82
Landauer Inc	634	35		Core-Mark Holding Co Inc	123		6
LifeLock Inc (a)	1,111	10
				Houston Wire & Cable Co	427		6
Matthews International Corp	898	33		MWI Veterinary Supply Inc (a)	32,675		3,847
MAXIMUS Inc	1,467	117		Owens & Minor Inc	2,344		76
Medifast Inc (a)	927	24
				Pool Corp	2,073		102
Monro Muffler Brake Inc	1,149	48		Titan Machinery Inc (a)	1,125		25
Multi-Color Corp	48	1		United Stationers Inc	150		5
National Research Corp	163	10		Watsco Inc	1,118		94
On Assignment Inc (a)	1,622	39		WESCO International Inc (a)	26,520		1,901
PAREXEL International Corp (a)	2,585	106
Performant Financial Corp (a)	338	3					$6,144
PRGX Global Inc (a)	1,577	9		Diversified Financial Services - 1.61%
Providence Service Corp/The (a)	156	3		BGC Partners Inc	3,743		21
RPX Corp (a)	1,265	17		Blackhawk Network Holdings Inc (a)	8,447		202
Sotheby's	869	31		Cohen & Steers Inc	801		32
Steiner Leisure Ltd (a)	667	32		Credit Acceptance Corp (a)	342		34
Strayer Education Inc	495	23		DFC Global Corp (a)	2,314		31
Team Health Holdings Inc (a)	1,225	46		Diamond Hill Investment Group Inc	179		14
Team Inc (a)	906	35		Ellie Mae Inc (a)	1,051		27
TrueBlue Inc (a)	1,305	27		Encore Capital Group Inc (a)	1,087		31
United Rentals Inc (a)	34,474	1,814		Evercore Partners Inc - Class A	32,441		1,225
Valassis Communications Inc	1,083	28		Financial Engines Inc	13,457		489
VistaPrint NV (a)	1,475	60		GAMCO Investors Inc	419		22
WEX Inc (a)	1,680	127		Greenhill & Co Inc	1,092		51
Xoom Corp (a)	440	8		Higher One Holdings Inc (a)	2,154		21
		$4,864		MarketAxess Holdings Inc	1,388		59
				MicroFinancial Inc	208		2
Computers - 1.54%				Nationstar Mortgage Holdings Inc (a)	835		31
3D Systems Corp (a)	20,364	779		Netspend Holdings Inc (a)	2,019		32
CACI International Inc (a)	128	8		Ocwen Financial Corp (a)	430		16
Computer Task Group Inc	782	16		Portfolio Recovery Associates Inc (a)	760		93
Cray Inc (a)	1,716	36
				Pzena Investment Management Inc	542		3

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Entertainment (continued)
Regional Management Corp (a)	314	$7		Six Flags Entertainment Corp	1,613		$118
Stifel Financial Corp (a)	1,148	37		Vail Resorts Inc	456		27
Virtus Investment Partners Inc (a)	139	27					$3,682
Westwood Holdings Group Inc	442	19
WisdomTree Investments Inc (a)	2,504	29		Environmental Control - 0.13%
				Calgon Carbon Corp (a)	1,857		32
World Acceptance Corp (a)	448	40
		$2,595		Ceco Environmental Corp	392		4
				Darling International Inc (a)	1,653		30
Electric - 0.01%				Mine Safety Appliances Co	1,222		59
Ameresco Inc (a)	1,041	8		Tetra Tech Inc (a)	2,354		62
Atlantic Power Corp	682	3		US Ecology Inc	765		21
Ormat Technologies Inc	324	7					$208
Otter Tail Corp	124	4
		$22		Food - 0.49%
				Arden Group Inc	39		4
Electrical Components & Equipment - 1.19%				B&G Foods Inc	2,431		75
Acuity Brands Inc	22,131	1,615		Calavo Growers Inc	794		23
Belden Inc	1,858	92		Cal-Maine Foods Inc	828		35
Coleman Cable Inc	472	7		Chefs' Warehouse Inc/The (a)	739		14
EnerSys Inc (a)	794	36		Hain Celestial Group Inc (a)	1,758		115
Generac Holdings Inc	737	26		Inventure Foods Inc (a)	851		7
Graham Corp	674	16		J&J Snack Foods Corp	706		53
Littelfuse Inc	870	61		Lancaster Colony Corp	703		55
Powell Industries Inc (a)	257	13		Lifeway Foods Inc	308		4
Universal Display Corp (a)	1,499	47		Pilgrim's Pride Corp (a)	3,263		32
		$1,913		Post Holdings Inc (a)	831		36
				Sanderson Farms Inc	1,095		67
Electronics - 1.30%				Snyders-Lance Inc	1,435		36
American Science & Engineering Inc	105	7		SUPERVALU Inc	7,415		43
Analogic Corp	518	41		Tootsie Roll Industries Inc	871		27
Badger Meter Inc	649	28		TreeHouse Foods Inc (a)	1,105		70
Coherent Inc	448	25		United Natural Foods Inc (a)	1,844		92
Cymer Inc (a)	349	37
Daktronics Inc	586	6					$788
ESCO Technologies Inc	574	21		Forest Products & Paper - 0.11%
FARO Technologies Inc (a)	38,428	1,490		Buckeye Technologies Inc	1,020		38
FEI Co	1,581	101		Clearwater Paper Corp (a)	790		37
II-VI Inc (a)	1,965	30		Deltic Timber Corp	462		29
InvenSense Inc (a)	2,425	23		Neenah Paper Inc	620		18
Measurement Specialties Inc (a)	891	38		Orchids Paper Products Co	178		4
Mesa Laboratories Inc	168	8		PH Glatfelter Co	467		11
Multi-Fineline Electronix Inc (a)	91	1		Schweitzer-Mauduit International Inc	1,022		41
NVE Corp (a)	322	17					$178
OSI Systems Inc (a)	867	50
Plexus Corp (a)	1,024	28		Gas - 0.02%
Rogers Corp (a)	447	19		Piedmont Natural Gas Co Inc	400		14
Woodward Inc	3,165	114		South Jersey Industries Inc	430		26
Zagg Inc (a)	1,657	11					$40
Zygo Corp (a)	145	2		Hand & Machine Tools - 0.04%
		$2,097		Franklin Electric Co Inc	2,024		65
Energy - Alternate Sources - 0.02%
Clean Energy Fuels Corp (a)	2,494	33		Healthcare - Products - 5.03%
Renewable Energy Group Inc (a)	255	2		Abaxis Inc	39,443		1,684
Saratoga Resources Inc (a)	1,180	3		ABIOMED Inc (a)	1,450		27
		$38		Accuray Inc (a)	4,725		21
				Align Technology Inc (a)	3,101		103
Engineering & Construction - 0.36%				ArthroCare Corp (a)	972		34
Aegion Corp (a)	371	8
				AtriCure Inc (a)	1,198		10
Argan Inc	143	3
Dycom Industries Inc (a)	1,343	26		Atrion Corp	105		21
				Cantel Medical Corp	914		29
Exponent Inc	610	32		Cardiovascular Systems Inc (a)	1,123		19
MasTec Inc (a)	2,494	69
				Cepheid Inc (a)	51,853		1,977
Mistras Group Inc (a)	22,625	429
				Conceptus Inc (a)	31,124		965
MYR Group Inc (a)	755	17
				Cyberonics Inc (a)	1,166		51
		$584		Cynosure Inc (a)	410		11
Entertainment - 2.29%				DexCom Inc (a)	2,905		48
Carmike Cinemas Inc (a)	25,872	455		Endologix Inc (a)	2,398		36
Churchill Downs Inc	278	21		Exactech Inc (a)	132		2
Lions Gate Entertainment Corp (a)	3,633	90		Female Health Co/The	97,024		744
Multimedia Games Holding Co Inc (a)	92,458	2,280		Genomic Health Inc (a)	1,046		32
SHFL Entertainment Inc (a)	43,738	691		Globus Medical Inc (a)	467		7

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Home Furnishings (continued)
Greatbatch Inc (a)	38,730	$1,082		TiVo Inc (a)	2,708		$32
Haemonetics Corp (a)	2,187	84					$157
HeartWare International Inc (a)	708	69
ICU Medical Inc (a)	490	29		Housewares - 0.02%
				Libbey Inc (a)	1,339		26
ImmunoCellular Therapeutics Ltd (a)	3,425	9
Insulet Corp (a)	1,986	50
Integra LifeSciences Holdings Corp (a)	746	26		Insurance - 1.26%
LipoScience Inc (a)	298	3		Amtrust Financial Services Inc	46,678		1,478
Luminex Corp (a)	1,799	30		Employers Holdings Inc	408		9
Masimo Corp	2,112	42		First American Financial Corp	628		17
Meridian Bioscience Inc	1,747	35		Health Insurance Innovations Inc (a)	33,187		498
Merit Medical Systems Inc (a)	159	1		Homeowners Choice Inc	96		2
Natus Medical Inc (a)	1,174	15		Montpelier Re Holdings Ltd ADR	413		11
NuVasive Inc (a)	694	14		Navigators Group Inc/The (a)	274		16
NxStage Medical Inc (a)	2,234	25					$2,031
OraSure Technologies Inc (a)	3,675	16
Orthofix International NV (a)	1,005	32		Internet - 4.22%
PhotoMedex Inc (a),(b)	24,534	400		Angie's List Inc (a)	1,351		33
Quidel Corp (a)	1,198	27		Bankrate Inc (a)	1,543		21
Rochester Medical Corp (a)	604	8		Blucora Inc (a)	411		6
Rockwell Medical Technologies Inc (a)	1,315	6		Blue Nile Inc (a)	822		27
Spectranetics Corp (a)	1,453	27		Boingo Wireless Inc (a)	1,027		6
STERIS Corp	1,804	75		Brightcove Inc (a)	66,420		400
SurModics Inc (a)	225	6		BroadSoft Inc (a)	1,192		31
Symmetry Medical Inc (a)	760	9		Cogent Communications Group Inc	1,932		55
Tornier NV (a)	746	14		comScore Inc (a)	1,527		25
Utah Medical Products Inc	218	10		Dealertrack Technologies Inc (a)	1,442		40
Vascular Solutions Inc (a)	1,030	16		Dice Holdings Inc (a)	3,038		26
Volcano Corp (a)	2,309	47		ExactTarget Inc (a)	82,348		1,612
West Pharmaceutical Services Inc	915	58		Global Sources Ltd (a)	185		1
Wright Medical Group Inc (a)	240	6		HealthStream Inc (a)	1,324		30
Zeltiq Aesthetics Inc (a)	453	2		HomeAway Inc (a)	31,845		973
				Lionbridge Technologies Inc (a)	3,676		13
		$8,094		Liquidity Services Inc (a)	1,019		34
Healthcare - Services - 1.95%				magicJack VocalTec Ltd (a)	680		11
Acadia Healthcare Co Inc (a)	82,576	2,605		Move Inc (a)	2,630		30
Air Methods Corp	1,661	61		NIC Inc	2,790		47
Amsurg Corp (a)	674	23		OpenTable Inc (a)	975		54
Bio-Reference Labs Inc (a)	1,061	27		Orbitz Worldwide Inc (a)	1,554		9
Capital Senior Living Corp (a)	1,050	25		Overstock.com Inc (a)	760		16
Centene Corp (a)	2,221	103		Perficient Inc (a)	1,601		17
Emeritus Corp (a)	1,325	34		ReachLocal Inc (a)	676		11
Ensign Group Inc/The	704	24		Saba Software Inc (a)	103,955		946
HealthSouth Corp (a)	3,482	96		Sapient Corp (a)	5,319		62
IPC The Hospitalist Co Inc (a)	715	33		Sourcefire Inc (a)	42,260		2,018
Magellan Health Services Inc (a)	92	5		Stamps.com Inc (a)	937		32
Molina Healthcare Inc (a)	159	5		support.com Inc (a)	2,290		9
Skilled Healthcare Group Inc (a)	1,158	8		Synacor Inc (a)	423		1
US Physical Therapy Inc	787	19		Travelzoo Inc (a)	464		12
Vanguard Health Systems Inc (a)	1,788	26		ValueClick Inc (a)	1,954		60
WellCare Health Plans Inc (a)	881	51		VASCO Data Security International Inc (a)	837		7
		$3,145		VirnetX Holding Corp (a)	1,558		32
				Web.com Group Inc (a)	1,282		22
Holding Companies - Diversified - 0.01%				Websense Inc (a)	1,611		29
Primoris Services Corp	537	12		XO Group Inc (a)	1,703		19
				Zix Corp (a)	3,972		15
Home Builders - 2.98%							$6,792
Cavco Industries Inc (a)	417	19
Hovnanian Enterprises Inc (a)	167,739	914		Investment Companies - 0.00%
Meritage Homes Corp (a)	37,717	1,840		Main Street Capital Corp	168		5
Ryland Group Inc/The	1,093	50
Standard Pacific Corp (a)	142,386	1,289		Leisure Products & Services - 0.65%
Taylor Morrison Home Corp (a)	25,839	666		Arctic Cat Inc	550		25
Winnebago Industries Inc (a)	556	10		Black Diamond Inc (a)	81,666		800
		$4,788		Brunswick Corp/DE	3,848		122
				Interval Leisure Group Inc	1,692		32
Home Furnishings - 0.10%				Life Time Fitness Inc (a)	1,475		68
Ethan Allen Interiors Inc	864	25
iRobot Corp (a)	1,004	29					$1,047
La-Z-Boy Inc	992	18
Select Comfort Corp (a)	2,476	53

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Lodging - 0.02%				Oil & Gas - 4.46%
Ameristar Casinos Inc	1,235	$33		Alon USA Energy Inc	516		$8
				Apco Oil and Gas International Inc (a)	582		6
				Approach Resources Inc (a)	1,236		29
Machinery - Diversified - 1.90%				Berry Petroleum Co	2,371		114
Altra Holdings Inc	961	26		Bonanza Creek Energy Inc (a)	8,655		297
Applied Industrial Technologies Inc	1,770	75		Carrizo Oil & Gas Inc (a)	1,463		35
Chart Industries Inc (a)	9,576	812
				Clayton Williams Energy Inc (a)	36		1
Cognex Corp	1,903	76
DXP Enterprises Inc (a)	390	26		Contango Oil & Gas Co	793		30
Gorman-Rupp Co/The	1,019	29		CVR Energy Inc	523		26
				Delek US Holdings Inc	16,600		599
Lindsay Corp	578	44		Diamondback Energy Inc (a)	48,938		1,285
Middleby Corp (a)	12,916	1,931
				Energy XXI Bermuda Ltd	2,499		57
Tennant Co	810	39		Evolution Petroleum Corp (a)	1,102		11
		$3,058		FX Energy Inc (a)	3,547		14
Media - 0.97%				Gulfport Energy Corp (a)	44,154		2,304
Belo Corp	2,227	24		Halcon Resources Corp (a)	3,622		24
Demand Media Inc (a)	1,451	13		Isramco Inc (a)	66		6
Nexstar Broadcasting Group Inc	185	4		Kodiak Oil & Gas Corp (a)	55,839		437
Sinclair Broadcast Group Inc	56,526	1,515		Magnum Hunter Resources Corp (a)	231,474		630
		$1,556		Magnum Hunter Resources Corp - Warrants (a)	28,772		4
				Midstates Petroleum Co Inc (a)	738		4
Metal Fabrication & Hardware - 0.09%				Northern Oil and Gas Inc (a)	2,720		35
CIRCOR International Inc	84	4		Oasis Petroleum Inc (a)	3,555		122
Dynamic Materials Corp	331	5		Panhandle Oil and Gas Inc	437		12
Haynes International Inc	371	18		Rex Energy Corp (a)	56,548		909
Mueller Industries Inc	215	11		Rosetta Resources Inc (a)	2,395		103
Mueller Water Products Inc - Class A	3,799	22		Vaalco Energy Inc (a)	3,881		26
RBC Bearings Inc (a)	844	41
				W&T Offshore Inc	158		2
Rexnord Corp (a)	420	8		Warren Resources Inc (a)	673		2
Sun Hydraulics Corp	946	31		Western Refining Inc	1,451		45
		$140					$7,177
Mining - 0.05%				Oil & Gas Services - 0.33%
AMCOL International Corp	1,053	33		C&J Energy Services Inc (a)	889		18
Coeur d'Alene Mines Corp (a)	1,638	25		Dril-Quip Inc (a)	1,520		127
United States Lime & Minerals Inc (a)	109	5		Flotek Industries Inc (a)	2,107		34
US Silica Holdings Inc	797	16		Forum Energy Technologies Inc (a)	1,086		30
		$79		Geospace Technologies Corp (a)	577		49
				Global Geophysical Services Inc (a)	1,353		5
Miscellaneous Manufacturing - 0.49%				ION Geophysical Corp (a)	5,656		35
Actuant Corp	941	29
AO Smith Corp	487	37		Lufkin Industries Inc	1,278		113
AZZ Inc	1,149	49		Matrix Service Co (a)	334		5
Blount International Inc (a)	2,167	30		Mitcham Industries Inc (a)	539		8
				Pioneer Energy Services Corp (a)	833		6
CLARCOR Inc	1,900	98
EnPro Industries Inc (a)	725	36		Targa Resources Corp	1,102		72
GP Strategies Corp (a)	898	20		TGC Industries Inc	994		9
Handy & Harman Ltd (a)	318	5		Thermon Group Holdings Inc (a)	985		19
Hexcel Corp (a)	3,760	115		Willbros Group Inc (a)	614		6
Hillenbrand Inc	2,361	59					$536
John Bean Technologies Corp	1,317	27		Packaging & Containers - 0.02%
Koppers Holdings Inc	920	40		AEP Industries Inc (a)	270		21
LSB Industries Inc (a)	705	23		Berry Plastics Group Inc (a)	799		15
Movado Group Inc	84	3					$36
Myers Industries Inc	2,272	34
Park-Ohio Holdings Corp (a)	545	20		Pharmaceuticals - 7.76%
Raven Industries Inc	1,378	46		Achillion Pharmaceuticals Inc (a)	94,857		715
Smith & Wesson Holding Corp (a)	2,833	25		Akorn Inc (a)	128,969		1,941
Standex International Corp	192	10		Alkermes PLC (a)	5,284		162
Sturm Ruger & Co Inc	819	42		Anika Therapeutics Inc (a)	765		10
Trimas Corp (a)	1,350	41		Array BioPharma Inc (a)	4,416		26
		$789		Auxilium Pharmaceuticals Inc (a)	2,088		31
				BioDelivery Sciences International Inc (a)	1,784		10
Office Furnishings - 0.12%				BioScrip Inc (a)	127,436		1,766
Herman Miller Inc	2,675	67		Biospecifics Technologies Corp (a)	297		5
HNI Corp	1,638	56		Cumberland Pharmaceuticals Inc (a)	427		2
Interface Inc	2,214	37		Cytori Therapeutics Inc (a)	3,229		9
Knoll Inc	1,408	22		Depomed Inc (a)	3,713		20
Steelcase Inc	682	9		Durata Therapeutics Inc (a)	468		3
		$191		Dyax Corp (a)	6,618		18
				Endocyte Inc (a)	1,983		28
				Furiex Pharmaceuticals Inc (a)	493		17

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Hi-Tech Pharmacal Co Inc	267	$9		Urstadt Biddle Properties Inc	1,234		$27
Idenix Pharmaceuticals Inc (a)	5,349	20		Washington Real Estate Investment Trust	890		25
Impax Laboratories Inc (a)	2,841	50					$2,730
Infinity Pharmaceuticals Inc (a)	29,174	1,257
Ironwood Pharmaceuticals Inc (a)	3,155	48		Retail - 9.75%
				Aeropostale Inc (a)	3,089		45
Isis Pharmaceuticals Inc (a)	4,347	97
				AFC Enterprises Inc (a)	1,063		34
Jazz Pharmaceuticals PLC (a)	40,522	2,365
				America's Car-Mart Inc/TX (a)	520		24
KaloBios Pharmaceuticals Inc (a)	475	3
				ANN Inc (a)	2,129		63
Keryx Biopharmaceuticals Inc (a)	3,528	29
				Asbury Automotive Group Inc (a)	1,018		41
Nature's Sunshine Products Inc	447	7		BJ's Restaurants Inc (a)	21,742		746
Nektar Therapeutics (a)	3,539	38
				Bloomin' Brands Inc (a)	895		19
Neogen Corp (a)	1,016	52
				Bravo Brio Restaurant Group Inc (a)	1,301		22
Neurocrine Biosciences Inc (a)	2,875	33
Opko Health Inc (a)	3,970	26		Buckle Inc/The	1,188		58
				Buffalo Wild Wings Inc (a)	690		62
Optimer Pharmaceuticals Inc (a)	1,851	29
				Cabela's Inc (a)	1,841		118
Orexigen Therapeutics Inc (a)	5,532	34
Osiris Therapeutics Inc (a)	1,103	12		Casey's General Stores Inc	1,430		83
Pacira Pharmaceuticals Inc/DE (a)	800	23		Cash America International Inc	539		24
Pernix Therapeutics Holdings (a)	607	2		Cato Corp/The	1,174		28
Pharmacyclics Inc (a)	2,348	191		CEC Entertainment Inc	779		26
Questcor Pharmaceuticals Inc	2,281	70		Cheesecake Factory Inc/The	2,357		94
				Children's Place Retail Stores Inc/The (a)	598		29
Regulus Therapeutics Inc (a)	95,120	668
				Christopher & Banks Corp (a)	50,698		352
Repros Therapeutics Inc (a)	1,151	23
				Chuy's Holdings Inc (a)	24,089		788
Rigel Pharmaceuticals Inc (a)	4,667	22
				Coinstar Inc (a)	1,214		64
Santarus Inc (a)	2,274	42
Sarepta Therapeutics Inc (a)	43,566	1,265		Cracker Barrel Old Country Store Inc	823		68
				Denny's Corp (a)	4,911		28
Sciclone Pharmaceuticals Inc (a)	3,695	17
Sucampo Pharmaceuticals Inc (a)	801	8		Destination Maternity Corp	391		9
Synageva BioPharma Corp (a)	20,567	1,063		DineEquity Inc	654		47
				Diversified Restaurant Holdings Inc (a)	25,762		179
Synta Pharmaceuticals Corp (a)	2,694	28
Theravance Inc (a)	2,305	78		Domino's Pizza Inc	2,186		121
				Express Inc (a)	3,891		71
Threshold Pharmaceuticals Inc (a)	3,014	15
				Ezcorp Inc (a)	1,402		24
USANA Health Sciences Inc (a)	410	23
				Fifth & Pacific Cos Inc (a)	96,570		1,991
Vivus Inc (a)	3,764	50
				First Cash Financial Services Inc (a)	1,229		63
XenoPort Inc (a)	2,506	16
				Five Below Inc (a)	17,724		638
Zogenix Inc (a)	3,646	6
				Francesca's Holdings Corp (a)	23,680		677
		$12,482		Genesco Inc (a)	1,048		64
Pipelines - 0.02%				GNC Holdings Inc	23,675		1,073
Crosstex Energy Inc	1,625	30		Gordmans Stores Inc (a)	549		6
				Hibbett Sports Inc (a)	13,893		762
Private Equity - 0.14%				Hot Topic Inc	1,836		26
GSV Capital Corp (a)	29,150	224		HSN Inc	1,619		85
				Jack in the Box Inc (a)	19,608		703
				Jamba Inc (a)	5,530		15
Real Estate - 0.02%				Jos A Bank Clothiers Inc (a)	1,123		49
HFF Inc	1,190	25		Lithia Motors Inc	15,060		746
				Lumber Liquidators Holdings Inc (a)	1,202		98
				Mattress Firm Holding Corp (a)	25,496		977
REITS - 1.70%				Men's Wearhouse Inc	704		24
Acadia Realty Trust	2,238	64		Nathan's Famous Inc (a)	173		8
Alexander's Inc	92	28		Pantry Inc/The (a)	106		2
Coresite Realty Corp	685	25		Papa John's International Inc (a)	760		48
DuPont Fabros Technology Inc	1,276	32
EastGroup Properties Inc	1,178	74		Penske Automotive Group Inc	742		23
Glimcher Realty Trust	69,984	878		PetMed Express Inc	1,298		16
Highwoods Properties Inc	2,817	116		Pier 1 Imports Inc	4,241		98
				Pricesmart Inc	692		62
Inland Real Estate Corp	2,295	26		Red Robin Gourmet Burgers Inc (a)	23,879		1,155
LTC Properties Inc	454	21		Rite Aid Corp (a)	3,787		10
Monmouth Real Estate Investment Corp	1,169	12		Roundy's Inc	1,300		9
National Health Investors Inc	1,081	72		rue21 inc (a)	1,010		32
Omega Healthcare Investors Inc	4,880	160		Ruth's Hospitality Group Inc	2,291		23
Potlatch Corp	1,120	53		Sonic Corp (a)	1,990		25
PS Business Parks Inc	674	54		Texas Roadhouse Inc	2,674		63
Ryman Hospitality Properties	970	43		Tile Shop Holdings Inc (a)	47,313		1,173
Saul Centers Inc	506	23		Tilly's Inc (a)	44,495		642
Sovran Self Storage Inc	1,211	83		Vera Bradley Inc (a)	1,342		31
Strategic Hotels & Resorts Inc (a)	5,786	47
				Vitamin Shoppe Inc (a)	19,706		968
Summit Hotel Properties Inc	77,205	771		Winmark Corp	152		9
Sun Communities Inc	1,364	70		Zumiez Inc (a)	954		28
Universal Health Realty Income Trust	481	26					$15,689

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Savings & Loans - 0.68%				Software (continued)
EverBank Financial Corp	33,497	$536		Verint Systems Inc (a)	2,173		$72
Oritani Financial Corp	1,028	16					$10,501
Pacific Premier Bancorp Inc (a)	44,725	543
		$1,095		Storage & Warehousing - 0.00%
				Wesco Aircraft Holdings Inc (a)	295		5
Semiconductors - 1.75%
ATMI Inc (a)	134	3
Cabot Microelectronics Corp (a)	1,045	35		Telecommunications - 4.49%
				8x8 Inc (a)	98,857		715
Cavium Inc (a)	47,271	1,487
Ceva Inc (a)	1,176	18		ADTRAN Inc	2,829		59
				Anaren Inc (a)	122		3
Cirrus Logic Inc (a)	2,887	56
Exar Corp (a)	323	3		Anixter International Inc	763		55
				ARRIS Group Inc (a)	963		16
GT Advanced Technologies Inc (a)	6,547	26
				Aruba Networks Inc (a)	70,661		1,589
Hittite Microwave Corp (a)	1,402	79
Microsemi Corp (a)	23,752	494		Atlantic Tele-Network Inc	584		30
Mindspeed Technologies Inc (a)	55,483	127		Aware Inc	695		3
				Ciena Corp (a)	3,270		49
Monolithic Power Systems Inc	1,134	27		Cincinnati Bell Inc (a)	4,619		16
Peregrine Semiconductor Corp (a)	25,369	245
				Comverse Inc (a)	800		21
Power Integrations Inc	1,054	44
QLogic Corp (a)	1,552	17		Consolidated Communications Holdings Inc	1,739		32
				DigitalGlobe Inc (a)	915		27
Semtech Corp (a)	2,476	79
				Extreme Networks (a)	6,126		20
Ultratech Inc (a)	1,163	34
				Fairpoint Communications Inc (a)	1,186		10
Veeco Instruments Inc (a)	650	25
				Finisar Corp (a)	47,862		615
Volterra Semiconductor Corp (a)	1,700	22
				General Communication Inc (a)	2,520		24
		$2,821		Globecomm Systems Inc (a)	1,184		15
Software - 6.53%				HickoryTech Corp	798		8
ACI Worldwide Inc (a)	1,511	71		IDT Corp - Class B	946		14
Actuate Corp (a)	3,094	19		Infinera Corp (a)	3,948		33
Advent Software Inc (a)	1,340	39		InterDigital Inc/PA	1,834		81
American Software Inc/Georgia	1,570	13		IPG Photonics Corp	32,292		2,056
Aspen Technology Inc (a)	3,818	116		Iridium Communications Inc (a)	464		3
athenahealth Inc (a)	1,547	149		Ixia (a)	90,105		1,484
AVG Technologies NV (a)	504	8		KVH Industries Inc (a)	845		11
Blackbaud Inc	1,704	50		Loral Space & Communications Inc	449		28
CommVault Systems Inc (a)	1,933	142		Lumos Networks Corp	911		12
Computer Programs & Systems Inc	456	24		Netgear Inc (a)	755		23
Cornerstone OnDemand Inc (a)	1,455	53		NTELOS Holdings Corp	994		15
CSG Systems International Inc (a)	1,273	28		Numerex Corp (a)	787		8
Ebix Inc	1,382	26		Orbcomm Inc (a)	1,153		5
Envestnet Inc (a)	1,353	25		Plantronics Inc	606		27
EPAM Systems Inc (a)	70,912	1,525		Premiere Global Services Inc (a)	752		8
EPIQ Systems Inc	166	2		Primus Telecommunications Group Inc	791		10
Fair Isaac Corp	1,481	69		RigNet Inc (a)	800		19
Greenway Medical Technologies (a)	415	6		Tessco Technologies Inc	178		4
Guidewire Software Inc (a)	30,104	1,206		Ubiquiti Networks Inc	681		11
Infoblox Inc (a)	70,396	1,557		ViaSat Inc (a)	1,393		68
Innodata Inc (a)	1,479	5					$7,227
Interactive Intelligence Group Inc (a)	554	23
Jive Software Inc (a)	74,413	1,011		Toys, Games & Hobbies - 0.02%
				LeapFrog Enterprises Inc (a)	3,420		31
Market Leader Inc (a)	1,233	12
MedAssets Inc (a)	1,305	24
Medidata Solutions Inc (a)	1,014	67		Transportation - 1.51%
MicroStrategy Inc (a)	368	33		Forward Air Corp	1,324		49
Monotype Imaging Holdings Inc	1,526	35		GasLog Ltd	624		8
Omnicell Inc (a)	36,182	652		Genesee & Wyoming Inc (a)	1,674		143
PDF Solutions Inc (a)	1,570	27		Gulfmark Offshore Inc	378		16
PROS Holdings Inc (a)	945	25		Heartland Express Inc	2,472		34
PTC Inc (a)	5,180	124		HUB Group Inc (a)	1,410		52
QAD Inc	420	5		Knight Transportation Inc	2,200		34
QLIK Technologies Inc (a)	49,849	1,296		Old Dominion Freight Line Inc (a)	2,690		104
Quality Systems Inc	1,707	31		PHI Inc (a)	69		2
RealPage Inc (a)	1,495	31		Roadrunner Transportation Systems Inc (a)	84,451		1,900
Rosetta Stone Inc (a)	353	6		Saia Inc (a)	197		8
SciQuest Inc (a)	1,189	27		Swift Transportation Co (a)	3,597		50
SS&C Technologies Holdings Inc (a)	603	19		Werner Enterprises Inc	1,439		33
Synchronoss Technologies Inc (a)	1,055	30					$2,433
Take-Two Interactive Software Inc (a)	2,952	45
Tyler Technologies Inc (a)	1,300	82		Trucking & Leasing - 0.03%
Ultimate Software Group Inc (a)	17,509	1,691		TAL International Group Inc	649		27
				Textainer Group Holdings Ltd	525		20
							$47

See accompanying notes

Schedule of Investments SmallCap Growth Fund II April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Water- 0.04%
American States Water Co	128	$7
California Water Service Group	1,573	32
Connecticut Water Service Inc	462	13
SJW Corp	283	7
York Water Co	642	12
		$71
TOTAL COMMON STOCKS		$154,230
	Maturity
REPURCHASE AGREEMENTS - 3.16%	Amount (000's)	Value(000	's)

Banks- 3.16%
Investment in Joint Trading Account; Credit	$598	$597
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $609,603; 4.50% - 4.63%; dated
02/15/36 - 02/15/40)
Investment in Joint Trading Account; Deutsche	2,152	2,152
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $2,194,570; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	1,255	1,255
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $1,280,166; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	1,076	1,076
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$1,097,284; 0.63%; dated 08/31/17)
		$5,080
TOTAL REPURCHASE AGREEMENTS		$5,080
Total Investments		$159,310
Other Assets in Excess of Liabilities, Net - 1.00%		$1,604
TOTAL NET ASSETS - 100.00%		$160,914

(a)	Non-Income Producing Security
(b)	Security is Illiquid

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.28%
Consumer, Cyclical		21.87%
Financial		14.10%
Industrial		13.73%
Technology		9 .82%
Communications		9 .69%
Energy		4 .85%
Basic Materials		0 .58%
Utilities		0 .07%
Diversified		0 .01%
Other Assets in Excess of Liabilities, Net		1 .00%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; June 2013	Long	73	$6,810	$6,899	$89
Total					$89

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS - 97.70%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.06%				Banks (continued)
Harte-Hanks Inc	51,657	$410		PrivateBancorp Inc	71,078		$1,363
				S&T Bancorp Inc	35,454		669
				Simmons First National Corp	19,730		484
Aerospace & Defense - 1.93%				Sterling Bancorp/NY	36,919		416
AAR Corp	47,341	846
Aerovironment Inc (a)	22,725	440		Susquehanna Bancshares Inc	222,623		2,598
				Texas Capital Bancshares Inc (a)	48,609		2,025
Cubic Corp	19,132	822
Curtiss-Wright Corp	55,666	1,828		Tompkins Financial Corp	13,730		574
GenCorp Inc (a)	72,221	944		TrustCo Bank Corp NY	112,029		601
Kaman Corp	31,729	1,072		UMB Financial Corp	38,659		1,946
Moog Inc (a)	54,057	2,498		Umpqua Holdings Corp	133,498		1,602
				United Bankshares Inc/WV	54,565		1,381
National Presto Industries Inc	5,831	437		United Community Banks Inc/GA (a)	55,101		603
Orbital Sciences Corp (a)	71,317	1,285
Teledyne Technologies Inc (a)	44,483	3,339		ViewPoint Financial Group Inc	42,519		792
				Wilshire Bancorp Inc (a)	73,975		473
		$13,511		Wintrust Financial Corp	44,108		1,582
Agriculture - 0.21%							$44,837
Alliance One International Inc (a)	98,252	368
				Beverages - 0.24%
Andersons Inc/The	20,741	1,131		Boston Beer Co Inc/The (a)	10,063		1,704
		$1,499
Airlines - 0.36%				Biotechnology - 1.42%
Allegiant Travel Co	18,275	1,643		Acorda Therapeutics Inc (a)	48,039		1,901
SkyWest Inc	61,785	884		Arqule Inc (a)	69,890		206
		$2,527		Cambrex Corp (a)	35,706		446
Apparel - 1.97%				Cubist Pharmaceuticals Inc (a)	77,422		3,555
Crocs Inc (a)	105,112	1,684		Emergent Biosolutions Inc (a)	30,357		466
Iconix Brand Group Inc (a)	77,325	2,215		Enzo Biochem Inc (a)	39,818		89
K-Swiss Inc (a)	28,877	137		Medicines Co/The (a)	64,240		2,169
Maidenform Brands Inc (a)	28,114	506		Momenta Pharmaceuticals Inc (a)	54,308		669
Oxford Industries Inc	16,998	1,005		Spectrum Pharmaceuticals Inc	62,418		462
Perry Ellis International Inc	14,337	252					$9,963
Quiksilver Inc (a)	149,549	1,006
Skechers U.S.A. Inc (a)	45,859	953		Building Materials - 1.97%
Steven Madden Ltd (a)	48,961	2,381		AAON Inc	22,230		632
				Apogee Enterprises Inc	33,967		865
True Religion Apparel Inc	28,772	779		Comfort Systems USA Inc	44,418		570
Wolverine World Wide Inc	59,740	2,854		Drew Industries Inc	22,428		810
		$13,772		Eagle Materials Inc	55,924		3,789
Automobile Parts & Equipment - 0.58%				Gibraltar Industries Inc (a)	34,798		651
Dorman Products Inc	32,182	1,215		Griffon Corp	54,754		564
Spartan Motors Inc	37,116	197		Headwaters Inc (a)	86,896		944
Standard Motor Products Inc	23,403	717		NCI Building Systems Inc (a)	22,575		386
Superior Industries International Inc	27,624	507		Quanex Building Products Corp	44,095		717
Titan International Inc	63,807	1,424		Simpson Manufacturing Co Inc	48,053		1,381
		$4,060		Texas Industries Inc (a)	24,831		1,581
				Universal Forest Products Inc	23,602		911
Banks - 6.41%							$13,801
Bank of the Ozarks Inc	35,839	1,467
Banner Corp	20,846	681		Chemicals - 2.05%
BBCN Bancorp Inc	93,954	1,210		A Schulman Inc	35,123		912
Boston Private Financial Holdings Inc	93,912	905		American Vanguard Corp	28,878		833
City Holding Co	18,603	710		Balchem Corp	35,261		1,528
Columbia Banking System Inc	62,633	1,345		Hawkins Inc	10,961		408
Community Bank System Inc	47,282	1,354		HB Fuller Co	59,516		2,256
CVB Financial Corp	105,090	1,142		Innophos Holdings Inc	26,036		1,336
First BanCorp/Puerto Rico (a)	83,937	496		Kraton Performance Polymers Inc (a)	38,504		874
First Commonwealth Financial Corp	122,380	875		OM Group Inc (a)	38,624		945
First Financial Bancorp	69,061	1,062		PolyOne Corp	118,397		2,668
First Financial Bankshares Inc	35,693	1,764		Quaker Chemical Corp	15,602		963
First Midwest Bancorp Inc/IL	89,587	1,124		Stepan Co	20,958		1,193
FNB Corp/PA	172,209	1,961		Zep Inc	26,708		406
Glacier Bancorp Inc	85,815	1,583					$14,322
Hanmi Financial Corp (a)	37,555	580
				Coal - 0.38%
Home BancShares Inc/AR	27,493	1,092		Cloud Peak Energy Inc (a)	72,558		1,418
Independent Bank Corp/Rockland MA	27,101	841		SunCoke Energy Inc (a)	83,551		1,264
MB Financial Inc	65,331	1,618					$2,682
National Penn Bancshares Inc	140,588	1,376
NBT Bancorp Inc	52,499	1,063		Commercial Services - 4.75%
Old National Bancorp/IN	120,675	1,470		ABM Industries Inc	60,458		1,363
PacWest Bancorp	38,329	1,063		American Public Education Inc (a)	21,232		712
Pinnacle Financial Partners Inc (a)	38,967	946		AMN Healthcare Services Inc (a)	54,610		750

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Distribution & Wholesale (continued)
Arbitron Inc	31,830	$1,486		ScanSource Inc (a)	33,187		$962
Capella Education Co (a)	13,302	471		United Stationers Inc	48,086		1,561
Cardtronics Inc (a)	53,440	1,497					$6,925
Career Education Corp (a)	60,864	133
CDI Corp	16,624	261		Diversified Financial Services - 2.25%
Chemed Corp	22,853	1,865		Calamos Asset Management Inc	24,313		276
				Encore Capital Group Inc (a)	25,719		733
Consolidated Graphics Inc (a)	9,750	348
Corinthian Colleges Inc (a)	93,155	186		Financial Engines Inc	50,056		1,820
				Higher One Holdings Inc (a)	39,231		387
Corvel Corp (a)	7,100	337
Cross Country Healthcare Inc (a)	36,855	184		Interactive Brokers Group Inc - A Shares	48,708		734
				Investment Technology Group Inc (a)	45,271		493
ExlService Holdings Inc (a)	31,054	1,013
Forrester Research Inc	17,283	620		MarketAxess Holdings Inc	44,580		1,887
				National Financial Partners Corp (a)	47,556		1,205
Healthcare Services Group Inc	81,400	1,814		Piper Jaffray Cos (a)	19,403		655
Heartland Payment Systems Inc	44,041	1,449		Portfolio Recovery Associates Inc (a)	20,166		2,475
Heidrick & Struggles International Inc	19,504	258		Stifel Financial Corp (a)	69,968		2,254
Insperity Inc	26,339	728		SWS Group Inc (a)	33,788		192
ITT Educational Services Inc (a)	18,657	342
				Virtus Investment Partners Inc (a)	6,912		1,320
Kelly Services Inc	32,366	551		World Acceptance Corp (a)	14,716		1,308
Korn/Ferry International (a)	57,960	959
Landauer Inc	11,318	632					$15,739
Lincoln Educational Services Corp	25,539	142		Electric - 2.01%
Live Nation Entertainment Inc (a)	168,338	2,126		Allete Inc	42,364		2,175
MAXIMUS Inc	40,652	3,240		Avista Corp	71,380		2,002
Medifast Inc (a)	16,295	427		CH Energy Group Inc	17,867		1,161
Monro Muffler Brake Inc	34,959	1,446		El Paso Electric Co	47,963		1,797
Navigant Consulting Inc (a)	60,609	747		NorthWestern Corp	44,417		1,911
On Assignment Inc (a)	51,989	1,262		UIL Holdings Corp	60,674		2,527
PAREXEL International Corp (a)	69,335	2,839		UNS Energy Corp	49,358		2,515
Resources Connection Inc	48,904	556					$14,088
TeleTech Holdings Inc (a)	26,227	558
TrueBlue Inc (a)	48,433	1,004		Electrical Components & Equipment - 1.31%
Universal Technical Institute Inc	25,299	300		Advanced Energy Industries Inc (a)	42,009		713
Viad Corp	24,161	629		Belden Inc	53,093		2,624
		$33,235		Encore Wire Corp	22,179		726
				EnerSys Inc (a)	57,022		2,614
Computers - 2.72%				Littelfuse Inc	26,272		1,834
3D Systems Corp (a)	94,438	3,611		Powell Industries Inc (a)	10,820		533
Agilysys Inc (a)	16,897	197		Vicor Corp (a)	23,437		126
CACI International Inc (a)	27,444	1,605
CIBER Inc (a)	80,199	342					$9,170
Electronics for Imaging Inc (a)	54,931	1,468		Electronics - 3.96%
iGate Corp (a)	36,372	607		American Science & Engineering Inc	9,722		627
Insight Enterprises Inc (a)	53,221	964		Analogic Corp	14,588		1,159
j2 Global Inc	51,516	2,097		Badger Meter Inc	17,066		745
LivePerson Inc (a)	59,942	769		Bel Fuse Inc	12,551		185
Manhattan Associates Inc (a)	23,414	1,644		Benchmark Electronics Inc (a)	65,827		1,174
Mercury Systems Inc (a)	38,509	298		Brady Corp	55,010		1,864
MTS Systems Corp	18,754	1,143		Checkpoint Systems Inc (a)	48,633		563
Netscout Systems Inc (a)	42,682	974		Coherent Inc	28,888		1,616
Radisys Corp (a)	27,380	136		CTS Corp	40,085		427
Super Micro Computer Inc (a)	31,617	304		Cymer Inc (a)	37,494		3,928
Sykes Enterprises Inc (a)	46,469	715		Daktronics Inc	44,458		444
Synaptics Inc (a)	38,330	1,580		Electro Scientific Industries Inc	29,908		322
Virtusa Corp (a)	24,193	537		ESCO Technologies Inc	31,496		1,133
		$18,991		FARO Technologies Inc (a)	20,252		786
				FEI Co	45,951		2,935
Consumer Products - 0.75%				II-VI Inc (a)	64,537		998
American Greetings Corp	37,732	696		Measurement Specialties Inc (a)	18,412		787
Blyth Inc	13,427	221		Methode Electronics Inc	41,989		604
Central Garden and Pet Co - A Shares (a)	49,625	437		Newport Corp (a)	45,686		692
Helen of Troy Ltd (a)	37,902	1,322		OSI Systems Inc (a)	22,482		1,288
Prestige Brands Holdings Inc (a)	60,886	1,641		Park Electrochemical Corp	23,068		551
WD-40 Co	17,488	943		Plexus Corp (a)	41,475		1,119
		$5,260		Rofin-Sinar Technologies Inc (a)	33,561		836
				Rogers Corp (a)	20,232		863
Cosmetics & Personal Care - 0.08%				TTM Technologies Inc (a)	62,541		452
Inter Parfums Inc	19,333	560
				Watts Water Technologies Inc	33,644		1,583
							$27,681
Distribution & Wholesale - 0.99%
MWI Veterinary Supply Inc (a)	14,342	1,688		Engineering & Construction - 0.90%
				Aegion Corp (a)	46,306		975
Pool Corp	55,368	2,714

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Healthcare - Products (continued)
Dycom Industries Inc (a)	39,377	$761		Invacare Corp	34,658		$466
EMCOR Group Inc	79,886	2,988		Luminex Corp (a)	45,222		752
Engility Holdings Inc (a)	19,775	474		Meridian Bioscience Inc	49,394		1,002
Exponent Inc	15,660	825		Merit Medical Systems Inc (a)	47,680		461
Orion Marine Group Inc (a)	32,386	296		Natus Medical Inc (a)	35,722		447
		$6,319		NuVasive Inc (a)	52,515		1,101
				Palomar Medical Technologies Inc (a)	21,258		288
Entertainment - 0.69%				SurModics Inc (a)	14,516		384
Marriott Vacations Worldwide Corp (a)	34,791	1,582
				Symmetry Medical Inc (a)	43,874		523
Multimedia Games Holding Co Inc (a)	33,751	832
Pinnacle Entertainment Inc (a)	69,628	1,327		West Pharmaceutical Services Inc	40,975		2,617
SHFL Entertainment Inc (a)	67,128	1,061					$22,451
		$4,802		Healthcare - Services - 1.92%
				Air Methods Corp	41,664		1,524
Environmental Control - 0.82%				Almost Family Inc	9,904		195
Calgon Carbon Corp (a)	64,315	1,096
				Amedisys Inc (a)	36,901		370
Darling International Inc (a)	140,477	2,600
				Amsurg Corp (a)	38,311		1,286
Tetra Tech Inc (a)	76,947	2,023
				Bio-Reference Labs Inc (a)	29,081		742
		$5,719		Centene Corp (a)	62,415		2,884
Food - 2.16%				Ensign Group Inc/The	21,018		733
B&G Foods Inc	63,041	1,946		Gentiva Health Services Inc (a)	34,113		358
Calavo Growers Inc	15,209	431		Healthways Inc (a)	40,459		562
Cal-Maine Foods Inc	16,626	710		IPC The Hospitalist Co Inc (a)	19,961		911
Diamond Foods Inc (a)	26,321	397		Kindred Healthcare Inc (a)	63,538		666
Hain Celestial Group Inc (a)	55,406	3,615		LHC Group Inc (a)	17,628		383
J&J Snack Foods Corp	17,711	1,329		Magellan Health Services Inc (a)	32,209		1,648
Nash Finch Co	14,638	301		Molina Healthcare Inc (a)	34,465		1,144
Sanderson Farms Inc	23,880	1,463					$13,406
Seneca Foods Corp - Class A (a)	9,276	302
				Home Builders - 0.97%
Snyders-Lance Inc	57,560	1,449		M/I Homes Inc (a)	28,417		699
Spartan Stores Inc	25,940	435		Meritage Homes Corp (a)	37,123		1,811
TreeHouse Foods Inc (a)	43,171	2,750
				Ryland Group Inc/The	54,219		2,443
		$15,128		Standard Pacific Corp (a)	132,903		1,203
Forest Products & Paper - 1.29%				Winnebago Industries Inc (a)	33,520		614
Buckeye Technologies Inc	46,353	1,742					$6,770
Clearwater Paper Corp (a)	27,415	1,262
				Home Furnishings - 0.77%
Deltic Timber Corp	12,986	811		DTS Inc/CA (a)	22,377		375
KapStone Paper and Packaging Corp	46,431	1,374		Ethan Allen Interiors Inc	30,975		907
Neenah Paper Inc	18,915	544		iRobot Corp (a)	31,248		909
PH Glatfelter Co	51,110	1,227		La-Z-Boy Inc	62,439		1,128
Schweitzer-Mauduit International Inc	37,431	1,508		Select Comfort Corp (a)	66,543		1,412
Wausau Paper Corp	55,335	563		Universal Electronics Inc (a)	17,941		412
		$9,031		VOXX International Corp (a)	22,723		217
Gas - 1.89%							$5,360
Laclede Group Inc/The	25,037	1,169		Housewares - 0.45%
New Jersey Resources Corp	49,864	2,353		Toro Co	69,538		3,130
Northwest Natural Gas Co	32,127	1,429
Piedmont Natural Gas Co Inc	90,492	3,116
South Jersey Industries Inc	37,860	2,336		Insurance - 2.10%
Southwest Gas Corp	55,213	2,798		Amerisafe Inc	21,647		707
		$13,201		eHealth Inc (a)	24,153		506
				Employers Holdings Inc	36,703		831
Hand & Machine Tools - 0.21%				Horace Mann Educators Corp	47,246		1,065
Franklin Electric Co Inc	46,093	1,492		Infinity Property & Casualty Corp	13,840		785
				Meadowbrook Insurance Group Inc	55,802		434
Healthcare - Products - 3.21%				Navigators Group Inc/The (a)	12,588		729
Abaxis Inc	24,778	1,058		ProAssurance Corp	73,494		3,600
ABIOMED Inc (a)	41,847	773		RLI Corp	20,294		1,458
Affymetrix Inc (a)	84,741	308		Safety Insurance Group Inc	15,165		753
Align Technology Inc (a)	85,806	2,842		Selective Insurance Group Inc	66,137		1,550
Cantel Medical Corp	25,593	809		Stewart Information Services Corp	24,623		667
CONMED Corp	33,483	1,049		Tower Group International Ltd	46,664		883
CryoLife Inc	29,827	179		United Fire Group Inc	25,889		724
Cyberonics Inc (a)	28,345	1,231					$14,692
Greatbatch Inc (a)	28,331	792
Haemonetics Corp (a)	61,586	2,371		Internet - 1.92%
				Blucora Inc (a)	48,697		719
Hanger Inc (a)	40,845	1,241
				Blue Nile Inc (a)	14,865		485
ICU Medical Inc (a)	15,184	915
				comScore Inc (a)	38,774		627
Integra LifeSciences Holdings Corp (a)	24,034	842
				Dealertrack Technologies Inc (a)	51,349		1,430

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Mining (continued)
Dice Holdings Inc (a)	58,692	$495		Materion Corp	24,369		$646
HealthStream Inc (a)	23,590	542		Stillwater Mining Co (a)	140,231		1,744
Liquidity Services Inc (a)	29,353	966					$6,076
NIC Inc	70,246	1,183
Nutrisystem Inc	34,045	276		Miscellaneous Manufacturing - 2.81%
OpenTable Inc (a)	27,378	1,516		Actuant Corp	86,993		2,723
PC-Tel Inc	20,757	138		AO Smith Corp	46,304		3,493
Perficient Inc (a)	39,496	414		AZZ Inc	30,265		1,280
QuinStreet Inc (a)	30,623	200		Barnes Group Inc	56,364		1,565
				EnPro Industries Inc (a)	24,705		1,217
Sourcefire Inc (a)	36,578	1,747
				Federal Signal Corp (a)	74,293		577
Stamps.com Inc (a)	16,751	567
United Online Inc	109,788	747		Hillenbrand Inc	74,761		1,879
VASCO Data Security International Inc (a)	34,395	293		John Bean Technologies Corp	34,498		715
Websense Inc (a)	43,601	778		Koppers Holdings Inc	24,609		1,081
				LSB Industries Inc (a)	22,464		734
XO Group Inc (a)	29,316	330
				Lydall Inc (a)	20,293		291
		$13,453		Movado Group Inc	21,141		639
Investment Companies - 0.37%				Myers Industries Inc	36,691		544
Prospect Capital Corp	234,060	2,582		Standex International Corp	15,151		801
				STR Holdings Inc (a)	46,227		104
				Sturm Ruger & Co Inc	22,974		1,178
Iron & Steel - 0.08%				Tredegar Corp	28,696		849
AK Steel Holding Corp	162,525	544					$19,670
Leisure Products & Services - 0.80%				Office Furnishings - 0.16%
Arctic Cat Inc	15,720	707		Interface Inc	68,425		1,145
Brunswick Corp/DE	107,551	3,405
Callaway Golf Co	84,666	567		Oil & Gas - 1.66%
Interval Leisure Group Inc	46,139	880		Approach Resources Inc (a)	40,026		949
		$5,559		Carrizo Oil & Gas Inc (a)	43,717		1,059
Lodging - 0.18%				Comstock Resources Inc	53,576		839
Boyd Gaming Corp (a)	67,124	806		Contango Oil & Gas Co	15,224		573
				Gulfport Energy Corp (a)	81,221		4,239
Marcus Corp	22,428	288		PDC Energy Inc (a)	36,157		1,565
Monarch Casino & Resort Inc (a)	11,358	146
				Penn Virginia Corp	65,734		265
		$1,240		PetroQuest Energy Inc (a)	67,230		288
Machinery - Construction & Mining - 0.12%				Stone Energy Corp (a)	58,748		1,159
Astec Industries Inc	25,023	822		Swift Energy Co (a)	51,285		664
							$11,600
Machinery - Diversified - 1.33%				Oil & Gas Services - 2.12%
Albany International Corp	34,453	1,001		Basic Energy Services Inc (a)	32,373		444
Applied Industrial Technologies Inc	50,218	2,122		C&J Energy Services Inc (a)	53,458		1,058
Briggs & Stratton Corp	57,455	1,292		Exterran Holdings Inc (a)	77,388		2,045
Cognex Corp	47,808	1,898		Geospace Technologies Corp (a)	15,335		1,294
Intermec Inc (a)	67,034	659		Gulf Island Fabrication Inc	17,188		353
Intevac Inc (a)	28,349	128		Hornbeck Offshore Services Inc (a)	38,087		1,711
Lindsay Corp	15,317	1,177		ION Geophysical Corp (a)	143,617		896
Tennant Co	22,037	1,054		Lufkin Industries Inc	40,199		3,549
		$9,331		Matrix Service Co (a)	31,033		466
				Pioneer Energy Services Corp (a)	73,982		522
Media - 0.11%				SEACOR Holdings Inc	22,531		1,625
Digital Generation Inc (a)	30,320	203
				Tetra Technologies Inc (a)	93,263		852
Dolan Co/The (a)	34,367	60
EW Scripps Co (a)	34,082	473					$14,815
		$736		Pharmaceuticals - 1.57%
				Akorn Inc (a)	81,223		1,222
Metal Fabrication & Hardware - 0.85%				Hi-Tech Pharmacal Co Inc	13,224		437
AM Castle & Co (a)	19,834	343
				Neogen Corp (a)	26,751		1,360
CIRCOR International Inc	20,865	987		PharMerica Corp (a)	35,233		454
Haynes International Inc	14,721	716		Questcor Pharmaceuticals Inc	69,826		2,147
Kaydon Corp	38,257	912		Salix Pharmaceuticals Ltd (a)	61,990		3,242
Mueller Industries Inc	33,537	1,737		ViroPharma Inc (a)	77,770		2,119
Olympic Steel Inc	10,963	219					$10,981
RTI International Metals Inc (a)	36,306	1,054
		$5,968		Publicly Traded Investment Fund - 0.86%
				iShares Core S&P Small-Cap ETF	69,572		6,047
Mining - 0.87%
AMCOL International Corp	30,111	926
Century Aluminum Co (a)	61,251	500		Real Estate - 0.24%
Globe Specialty Metals Inc	76,336	997		Forestar Group Inc (a)	41,538		895
Kaiser Aluminum Corp	20,040	1,263

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Real Estate (continued)				Retail (continued)
HFF Inc	38,899	$815		Pep Boys-Manny Moe & Jack/The (a)	63,330		$735
		$1,710		PetMed Express Inc	23,854		298
				Red Robin Gourmet Burgers Inc (a)	15,221		736
REITS - 8.06%				Ruby Tuesday Inc (a)	69,165		667
Acadia Realty Trust	63,767	1,821		rue21 inc (a)	18,717		597
Cedar Realty Trust Inc	65,196	418		Ruth's Hospitality Group Inc	42,367		420
Colonial Properties Trust	99,159	2,301		Sonic Automotive Inc	41,095		904
Cousins Properties Inc	122,992	1,343		Sonic Corp (a)	62,365		781
DiamondRock Hospitality Co	233,063	2,326		Stage Stores Inc	38,056		1,054
EastGroup Properties Inc	35,693	2,251		Stein Mart Inc	32,848		260
EPR Properties	55,838	3,157		Texas Roadhouse Inc	68,600		1,612
Franklin Street Properties Corp	86,054	1,314		Tuesday Morning Corp (a)	50,743		411
Geo Group Inc/The	85,179	3,190		Vitamin Shoppe Inc (a)	35,990		1,769
Getty Realty Corp	31,863	682		Zale Corp (a)	31,262		139
Government Properties Income Trust	65,170	1,698		Zumiez Inc (a)	26,549		769
Healthcare Realty Trust Inc	105,961	3,181					$55,984
Inland Real Estate Corp	93,329	1,056
Kite Realty Group Trust	102,268	675		Savings & Loans - 0.65%
LaSalle Hotel Properties	113,940	2,954		Bank Mutual Corp	51,382		266
Lexington Realty Trust	214,200	2,744		Brookline Bancorp Inc	83,926		705
LTC Properties Inc	36,451	1,695		Dime Community Bancshares Inc	34,501		492
Medical Properties Trust Inc	176,601	2,842		Northwest Bancshares Inc	111,728		1,369
Mid-America Apartment Communities Inc	50,510	3,472		Oritani Financial Corp	46,547		720
Parkway Properties Inc/MD	47,790	871		Provident Financial Services Inc	64,782		993
Pennsylvania Real Estate Investment Trust	63,043	1,307					$4,545
Post Properties Inc	65,077	3,217
PS Business Parks Inc	21,444	1,711		Semiconductors - 3.49%
				ATMI Inc (a)	38,147		830
Sabra Health Care REIT Inc	44,188	1,318
Saul Centers Inc	15,189	680		Brooks Automation Inc	79,126		769
				Cabot Microelectronics Corp (a)	27,829		933
Sovran Self Storage Inc	36,327	2,492		Ceva Inc (a)	26,737		408
Tanger Factory Outlet Centers	112,181	4,164		Cirrus Logic Inc (a)	76,772		1,482
Universal Health Realty Income Trust	15,130	813
Urstadt Biddle Properties Inc	30,671	683		Cohu Inc	27,328		261
				Diodes Inc (a)	42,809		867
		$56,376		DSP Group Inc (a)	25,969		210
Retail - 8.00%				Entropic Communications Inc (a)	106,528		452
Big 5 Sporting Goods Corp	20,255	340		Exar Corp (a)	55,096		594
Biglari Holdings Inc (a)	1,437	556		GT Advanced Technologies Inc (a)	141,936		558
BJ's Restaurants Inc (a)	29,532	1,013		Hittite Microwave Corp (a)	32,255		1,810
Brown Shoe Co Inc	48,598	822		Kopin Corp (a)	73,531		243
Buckle Inc/The	32,591	1,582		Kulicke & Soffa Industries Inc (a)	89,584		1,036
Buffalo Wild Wings Inc (a)	22,226	2,000		Micrel Inc	56,056		564
Casey's General Stores Inc	45,687	2,646		Microsemi Corp (a)	108,845		2,264
Cash America International Inc	34,361	1,499		MKS Instruments Inc	62,766		1,686
Cato Corp/The	32,131	771		Monolithic Power Systems Inc	38,745		934
CEC Entertainment Inc	20,047	669		Nanometrics Inc (a)	25,233		354
Children's Place Retail Stores Inc/The (a)	28,133	1,376		Pericom Semiconductor Corp (a)	25,497		165
Christopher & Banks Corp (a)	44,108	307		Power Integrations Inc	34,333		1,422
Coinstar Inc (a)	33,290	1,758		Rubicon Technology Inc (a)	20,427		151
Coldwater Creek Inc (a)	24,023	86		Rudolph Technologies Inc (a)	38,628		451
Cracker Barrel Old Country Store Inc	28,334	2,344		Sigma Designs Inc (a)	39,904		190
DineEquity Inc	19,212	1,369		Supertex Inc	12,360		260
Ezcorp Inc (a)	56,816	960		Tessera Technologies Inc	62,404		1,271
Fifth & Pacific Cos Inc (a)	142,903	2,947		TriQuint Semiconductor Inc (a)	191,721		1,120
Finish Line Inc/The	59,283	1,149		Ultratech Inc (a)	32,495		958
First Cash Financial Services Inc (a)	32,120	1,653		Veeco Instruments Inc (a)	46,700		1,778
Fred's Inc	40,262	573		Volterra Semiconductor Corp (a)	29,879		389
Genesco Inc (a)	28,803	1,773					$24,410
Group 1 Automotive Inc	25,655	1,552
Haverty Furniture Cos Inc	23,617	562		Software - 2.86%
				Avid Technology Inc (a)	36,210		239
Hibbett Sports Inc (a)	30,785	1,689
Hot Topic Inc	50,461	704		Blackbaud Inc	54,421		1,595
				Bottomline Technologies de Inc (a)	44,849		1,175
Jack in the Box Inc (a)	51,904	1,861
Jos A Bank Clothiers Inc (a)	33,328	1,456		Computer Programs & Systems Inc	12,419		652
				CSG Systems International Inc (a)	40,205		869
Kirkland's Inc (a)	17,916	216
				Digi International Inc (a)	31,194		284
Lithia Motors Inc	25,142	1,245		Digital River Inc (a)	42,156		610
Lumber Liquidators Holdings Inc (a)	32,397	2,655
MarineMax Inc (a)	28,433	329		Ebix Inc	38,237		712
Men's Wearhouse Inc	57,053	1,911		EPIQ Systems Inc	38,130		533
				Interactive Intelligence Group Inc (a)	17,751		735
OfficeMax Inc	103,620	1,193		Medidata Solutions Inc (a)	26,576		1,764
Papa John's International Inc (a)	20,096	1,266
				MicroStrategy Inc (a)	10,635		959

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Software (continued)				(continued)	Amount (000's)	Value(000	's)
Monotype Imaging Holdings Inc	44,687	$1,036		Banks (continued)
Omnicell Inc (a)	39,570	713		Investment in Joint Trading Account; Deutsche $	5,588	$5,588
Progress Software Corp (a)	69,009	1,558		Bank Repurchase Agreement; 0.15% dated
Quality Systems Inc	47,572	850		04/30/2013 maturing 05/01/2013
Synchronoss Technologies Inc (a)	32,287	915		(collateralized by US Government
SYNNEX Corp (a)	31,600	1,093		Securities; $5,699,625; 0.00% - 7.25%;
Take-Two Interactive Software Inc (a)	109,296	1,668		dated 07/12/13 - 12/27/32)
Tyler Technologies Inc (a)	32,229	2,038		Investment in Joint Trading Account; JP	3,260	3,260
		$19,998		Morgan Repurchase Agreement; 0.14%
				dated 04/30/2013 maturing 05/01/2013
Storage & Warehousing - 0.18%				(collateralized by US Government
Mobile Mini Inc (a)	45,565	1,282
				Securities; $3,324,781; 0.00% - 8.88%;
				dated 06/15/15 - 04/15/30)
Telecommunications - 2.21%				Investment in Joint Trading Account; Merrill	2,794	2,794
Anixter International Inc	31,988	2,295		Lynch Repurchase Agreement; 0.14%
ARRIS Group Inc (a)	136,269	2,250		dated 04/30/2013 maturing 05/01/2013
Atlantic Tele-Network Inc	11,190	568		(collateralized by US Government Security;
Black Box Corp	19,440	422		$2,849,813; 0.63%; dated 08/31/17)
Cbeyond Inc (a)	35,564	312				$13,194
Cincinnati Bell Inc (a)	241,720	851		TOTAL REPURCHASE AGREEMENTS		$13,194
Comtech Telecommunications Corp	20,745	511		Total Investments		$696,704
General Communication Inc (a)	38,793	377		Other Assets in Excess of Liabilities, Net - 0.41%		$2,879
Harmonic Inc (a)	137,393	780		TOTAL NET ASSETS - 100.00%		$699,583
Ixia (a)	63,651	1,048
LogMeIn Inc (a)	26,634	601
Lumos Networks Corp	17,679	239		(a) Non-Income Producing Security
Netgear Inc (a)	45,846	1,366
NTELOS Holdings Corp	18,028	265
Oplink Communications Inc (a)	22,684	372
Procera Networks Inc (a)	24,491	272		Portfolio Summary (unaudited)
Symmetricom Inc (a)	48,527	252		Sector		Percent
USA Mobility Inc	26,166	355		Financial		21.97%
ViaSat Inc (a)	48,349	2,344		Industrial		18.02%
				Consumer, Cyclical		16.53%
		$15,480		Consumer, Non-cyclical		16.31%
Textiles - 0.39%				Technology		9 .07%
G&K Services Inc	22,928	1,077		Communications		4 .30%
UniFirst Corp/MA	17,870	1,627		Basic Materials		4 .29%
		$2,704		Energy		4 .16%
				Utilities		4 .08%
Toys, Games & Hobbies - 0.04%				Exchange Traded Funds		0 .86%
Jakks Pacific Inc	24,687	269		Other Assets in Excess of Liabilities, Net		0 .41%
				TOTAL NET ASSETS		100.00%
Transportation - 1.81%
Arkansas Best Corp	28,427	299
Atlas Air Worldwide Holdings Inc (a)	31,537	1,179
Bristow Group Inc	43,008	2,718
Era Group Inc (a)	23,626	540
Forward Air Corp	35,304	1,302
Heartland Express Inc	54,593	741
HUB Group Inc (a)	42,182	1,546
Knight Transportation Inc	70,473	1,101
Old Dominion Freight Line Inc (a)	84,265	3,244
		$12,670

Water - 0.18%
American States Water Co	22,974	1,275

TOTAL COMMON STOCKS		$683,510
	Maturity
REPURCHASE AGREEMENTS - 1.89%	Amount (000's)	Value(000	's)

Banks - 1.89%
Investment in Joint Trading Account; Credit	$1,552	$1,552
Suisse Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $1,583,229; 4.50% - 4.63%;
dated 02/15/36 - 02/15/40)

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2013 (unaudited)

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; June 2013	Long	172	$16,011	$16,256	$245
Total					$245
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS - 94.67%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.08%				Automobile Parts & Equipment (continued)
Harte-Hanks Inc	79,394	$630		American Axle & Manufacturing Holdings Inc(a)	62,624		$838
Marchex Inc	13,949	58
MDC Partners Inc	13,080	223		Cooper Tire & Rubber Co	3,368		84
Valuevision Media Inc (a)	10,662	46		Dana Holding Corp	67,540		1,165
		$957		Dorman Products Inc	12,244		462
				Exide Technologies (a)	67,872		57
Aerospace & Defense - 1.23%				Federal-Mogul Corp (a)	54,058		404
AAR Corp	98,817	1,765		Fuel Systems Solutions Inc (a)	7,250		114
Aerovironment Inc (a)	2,789	54
Allied Defense Group Inc/The (a),(b),(c)	2,055	11		Miller Industries Inc/TN	41,486		627
				Modine Manufacturing Co (a)	26,830		245
Arotech Corp (a)	9,039	10
				Motorcar Parts of America Inc (a)	11,581		69
Cubic Corp	2,948	127		Spartan Motors Inc	53,499		285
Curtiss-Wright Corp	104,419	3,429		Standard Motor Products Inc	21,975		673
Ducommun Inc (a)	17,118	419
Esterline Technologies Corp (a)	64,210	4,818		Strattec Security Corp	102		4
GenCorp Inc (a)	29,282	383		Superior Industries International Inc	52,893		971
				Supreme Industries Inc (a)	10,710		48
Kratos Defense & Security Solutions Inc (a)	24,960	127
LMI Aerospace Inc (a)	26,148	559					$6,123
M/A-COM Technology Solutions Holdings Inc(a)	1,994	28		Banks - 9.84%
				1st Constitution Bancorp (a)	840		7
Moog Inc (a)	25,716	1,188		1st Source Corp	30,641		721
National Presto Industries Inc	1,735	130		1st United Bancorp Inc/Boca Raton	14,172		94
Orbital Sciences Corp (a)	70,924	1,278		Access National Corp	2,972		37
SIFCO Industries Inc	610	10		Alliance Bancorp Inc of Pennsylvania	242		3
Teledyne Technologies Inc (a)	11,081	832		American National Bankshares Inc	3,161		69
		$15,168		American River Bankshares (a)	2,199		17
				Ameris Bancorp (a)	41,046		569
Agriculture - 0.31%				AmeriServ Financial Inc	22,099		67
Alico Inc	793	33		Ames National Corp	3,263		64
Alliance One International Inc (a)	130,505	489
				Arrow Financial Corp	3,925		95
Andersons Inc/The	11,045	602		Associated Banc-Corp	544,179		7,765
Griffin Land & Nurseries Inc	472	14		Bancfirst Corp	2,593		108
MGP Ingredients Inc	5,923	29		Banco Latinoamericano de Comercio Exterior	13,048		296
Universal Corp/VA	46,351	2,668		SA
		$3,835		Bancorp Inc/DE (a)	11,575		150
Airlines - 0.69%				BancorpSouth Inc	103,958		1,663
Alaska Air Group Inc (a)	9,025	556		Bank of Commerce Holdings	1,302		7
Hawaiian Holdings Inc (a)	124,677	684		Bank of Florida Corp (a),(b),(c)	6,269		—
JetBlue Airways Corp (a)	568,563	3,918		Bank of Kentucky Financial Corp	2,365		62
Republic Airways Holdings Inc (a)	110,426	1,236		Bank of Marin Bancorp	2,160		86
SkyWest Inc	128,111	1,834		Banner Corp	16,087		526
US Airways Group Inc (a)	16,950	286		Bar Harbor Bankshares	1,565		56
		$8,514		BBCN Bancorp Inc	20,437		263
				BCB Bancorp Inc	1,563		16
Apparel - 1.28%				Boston Private Financial Holdings Inc	89,928		867
Columbia Sportswear Co	3,274	192		Bridge Bancorp Inc	3,410		69
Delta Apparel Inc (a)	9,712	130		Bridge Capital Holdings (a)	2,675		39
G-III Apparel Group Ltd (a)	3,880	158		Bryn Mawr Bank Corp	4,612		107
Iconix Brand Group Inc (a)	155,673	4,461		C&F Financial Corp	1,291		52
Jones Group Inc/The	177,239	2,481		Camden National Corp	3,101		104
K-Swiss Inc (a)	11,868	56		Capital Bank Financial Corp (a)	870		16
Lakeland Industries Inc (a)	6,346	25		Capital City Bank Group Inc (a)	10,625		133
Maidenform Brands Inc (a)	2,720	49		CapitalSource Inc	269,832		2,415
Perry Ellis International Inc	27,712	487		Cardinal Financial Corp	26,089		398
Quiksilver Inc (a)	177,293	1,194		Carolina Bank Holdings Inc (a)	378		4
RG Barry Corp	496	7		Cathay General Bancorp	154,805		3,051
Rocky Brands Inc	7,807	115		Center Bancorp Inc	4,792		56
Skechers U.S.A. Inc (a)	70,751	1,470		Centerstate Banks Inc	33,838		281
Superior Uniform Group Inc	3,314	38		Century Bancorp Inc/MA	1,491		50
Tandy Brands Accessories Inc (a)	5,373	3		Chemical Financial Corp	38,919		966
Unifi Inc (a)	30,458	593		Citizens & Northern Corp	4,928		95
Weyco Group Inc	2,463	59		Citizens First Corp (a)	300		3
Wolverine World Wide Inc	88,897	4,247		City Holding Co	3,854		147
		$15,765		CNB Financial Corp/PA	5,014		81
Automobile Manufacturers - 0.40%				CoBiz Financial Inc	14,824		127
Oshkosh Corp (a)	46,027	1,807		Codorus Valley Bancorp Inc	1,028		17
				Colony Bankcorp Inc (a)	706		4
Wabash National Corp (a)	334,025	3,150
		$4,957		Columbia Banking System Inc	48,619		1,044
				Community Bank System Inc	22,941		657
Automobile Parts & Equipment - 0.50%				Community Trust Bancorp Inc	11,135		386
Accuride Corp (a)	14,903	77		Community West Bancshares (a)	1,308		6

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
CVB Financial Corp	72,570	$789		National Bankshares Inc	2,755	$90
Eagle Bancorp Inc (a)	4,527	105		National Penn Bancshares Inc	172,650	1,691
Eastern Virginia Bankshares Inc (a)	721	4		NBT Bancorp Inc	32,926	666
Enterprise Bancorp Inc/MA	2,396	39		New Century Bancorp Inc (a)	2,142	14
Enterprise Financial Services Corp	10,646	153		NewBridge Bancorp (a)	11,342	67
Evans Bancorp Inc	387	7		North Valley Bancorp (a)	140	2
Farmers Capital Bank Corp (a)	3,987	74		Northeast Bancorp	237	2
Farmers National Banc Corp	7,568	50		Northrim BanCorp Inc	3,336	73
Fidelity Southern Corp (a)	9,623	114		OFG Bancorp	86,939	1,397
Financial Institutions Inc	18,813	360		Old National Bancorp/IN	74,602	909
First Bancorp Inc/ME	3,551	61		Old Second Bancorp Inc (a)	11,663	54
First BanCorp/Puerto Rico (a)	47,485	281		OmniAmerican Bancorp Inc (a)	508	13
First Bancorp/Troy NC	13,903	181		Pacific Continental Corp	12,594	141
First Bancshares Inc/MS	720	9		Pacific Mercantile Bancorp (a)	4,122	25
First Busey Corp	73,731	317		PacWest Bancorp	7,945	220
First Business Financial Services Inc	1,914	53		Park National Corp	2,578	176
First California Financial Group Inc (a)	8,932	72		Park Sterling Corp (a)	37,256	213
First Citizens BancShares Inc/NC	2,560	477		Patriot National Bancorp Inc (a)	2,129	3
First Commonwealth Financial Corp	251,442	1,798		Peapack Gladstone Financial Corp	3,571	52
First Community Bancshares Inc/VA	24,698	383		Penns Woods Bancorp Inc	1,425	58
First Connecticut Bancorp Inc/Farmington CT	12,075	179		Peoples Bancorp Inc/OH	16,176	330
First Financial Bancorp	47,562	731		Peoples Bancorp of North Carolina Inc	1,797	21
First Financial Bankshares Inc	12,436	615		Pinnacle Financial Partners Inc (a)	69,150	1,678
First Financial Corp/IN	4,441	137		Popular Inc (a)	55,865	1,592
First Financial Service Corp (a)	800	2		Preferred Bank/Los Angeles CA (a)	8,770	145
First Interstate Bancsystem Inc	23,702	482		Premier Financial Bancorp Inc	3,673	45
First M&F Corp	5,683	82		PrivateBancorp Inc	135,475	2,599
First Merchants Corp	40,500	658		Prosperity Bancshares Inc	164,144	7,540
First Midwest Bancorp Inc/IL	142,202	1,785		QCR Holdings Inc	291	5
First of Long Island Corp/The	3,114	94		Renasant Corp	35,144	802
First United Corp (a)	1,489	13		Republic Bancorp Inc/KY	15,910	353
First West Virginia Bancorp	163	3		Republic First Bancorp Inc (a)	5,488	15
Firstbank Corp/Alma MI	4,015	51		Royal Bancshares of Pennsylvania Inc (a)	800	1
FirstMerit Corp	653,292	11,191		S&T Bancorp Inc	21,494	406
FNB Corp/PA	110,814	1,262		Salisbury Bancorp Inc	284	8
FNB United Corp (a)	137	1		Sandy Spring Bancorp Inc	45,227	926
Franklin Financial Corp/VA	2,016	37		SB Financial Group Inc	2,685	23
Fulton Financial Corp	296,152	3,275		SCBT Financial Corp	4,343	207
German American Bancorp Inc	5,086	108		Shore Bancshares Inc (a)	1,348	9
Glacier Bancorp Inc	51,573	951		Sierra Bancorp	11,099	143
Great Southern Bancorp Inc	4,107	108		Simmons First National Corp	5,697	139
Guaranty Bancorp	38,087	81		Southcoast Financial Corp (a)	520	3
Guaranty Federal Bancshares Inc (a)	541	5		Southern Community Financial - Rights (a),(b),(c)	13,075	3
Hancock Holding Co	177,744	4,847		Southern Connecticut Bancorp Inc (a)	896	3
Hanmi Financial Corp (a)	7,226	111		Southern First Bancshares Inc (a)	357	4
Hawthorn Bancshares Inc	1,498	17		Southern National Bancorp of Virginia Inc	332	3
Heartland Financial USA Inc	7,086	180		Southside Bancshares Inc	4,766	102
Heritage Commerce Corp (a)	15,319	100		Southwest Bancorp Inc/Stillwater OK (a)	18,619	246
Heritage Financial Corp/WA	8,948	125		State Bank Financial Corp	23,993	353
Heritage Oaks Bancorp (a)	8,080	45		StellarOne Corp	36,908	553
Home BancShares Inc/AR	11,983	476		Sterling Financial Corp/WA	6,090	133
Horizon Bancorp/IN	2,621	51		Suffolk Bancorp (a)	3,911	61
Hudson Valley Holding Corp	19,267	296		Summit State Bank	804	7
Iberiabank Corp	38,491	1,756		Sun Bancorp Inc/NJ (a)	31,720	102
Independent Bank Corp/MI (a)	1,910	13		Susquehanna Bancshares Inc	332,965	3,886
Independent Bank Corp/Rockland MA	5,815	180		Sussex Bancorp (a)	900	6
International Bancshares Corp	107,661	2,088		SY Bancorp Inc	4,900	113
Intervest Bancshares Corp (a)	10,064	59		Synovus Financial Corp	349,366	940
Lakeland Bancorp Inc	25,259	241		Taylor Capital Group Inc (a)	22,798	334
Lakeland Financial Corp	14,990	402		Texas Capital Bancshares Inc (a)	29,175	1,216
LNB Bancorp Inc	10,575	89		Tompkins Financial Corp	2,903	121
Macatawa Bank Corp (a)	7,247	41		Tower Financial Corp	2,370	33
MainSource Financial Group Inc	57,871	733		TowneBank/Portsmouth VA	31,032	444
MB Financial Inc	109,630	2,715		Trico Bancshares	6,316	110
MBT Financial Corp (a)	8,914	36		TrustCo Bank Corp NY	24,605	132
Mercantile Bank Corp	7,297	122		Trustmark Corp	16,989	417
Merchants Bancshares Inc	2,056	62		UMB Financial Corp	16,646	838
Metro Bancorp Inc (a)	24,155	429		Umpqua Holdings Corp	267,192	3,207
Mid Penn Bancorp Inc	119	1		Union First Market Bankshares Corp	28,969	548
MidWestOne Financial Group Inc	3,436	82		United Bankshares Inc/WV	21,545	545

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Chemicals (continued)
United Community Banks Inc/GA (a)	22,795	$250		HB Fuller Co	4,790		$182
United Security Bancshares/Fresno CA (a)	1,595	7		Innospec Inc	9,471		416
Unity Bancorp Inc (a)	150	1		Kraton Performance Polymers Inc (a)	20,517		466
Univest Corp of Pennsylvania	9,245	163		Landec Corp (a)	44,650		599
ViewPoint Financial Group Inc	8,833	164		Minerals Technologies Inc	9,437		383
Virginia Commerce Bancorp Inc (a)	47,208	634		Oil-Dri Corp of America	2,030		56
Walker & Dunlop Inc (a)	25,800	460		Olin Corp	30,922		747
Washington Banking Co	6,211	86		OM Group Inc (a)	76,413		1,870
Washington Trust Bancorp Inc	3,774	101		Penford Corp (a)	8,167		90
Webster Financial Corp	480,533	11,230		PolyOne Corp	29,705		669
WesBanco Inc	39,947	1,000		Quaker Chemical Corp	2,478		153
West Bancorporation Inc	6,307	68		Rentech Inc	29,856		62
Westamerica Bancorporation	2,871	125		Sensient Technologies Corp	16,162		636
Western Alliance Bancorp (a)	54,466	801		Stepan Co	368		21
Wilshire Bancorp Inc (a)	16,188	103		Tronox Ltd	3,970		82
Wintrust Financial Corp	77,589	2,782		Westlake Chemical Corp	23,874		1,985
Yadkin Valley Financial Corp (a)	7,474	30		Zep Inc	28,680		436
		$121,712		Zoltek Cos Inc (a)	63,343		837
Beverages - 0.01%							$13,302
Craft Brew Alliance Inc (a)	13,254	100		Coal - 0.37%
Farmer Bros Co (a)	800	12		Alpha Natural Resources Inc (a)	235,147		1,745
		$112		Arch Coal Inc	292,372		1,418
				Cloud Peak Energy Inc (a)	54,376		1,062
Biotechnology - 0.22%				Hallador Energy Co	2,644		19
Arena Pharmaceuticals Inc (a)	9,915	82
				James River Coal Co (a)	42,422		70
Astex Pharmaceuticals (a)	95,504	657
				SunCoke Energy Inc (a)	16,191		245
Cambrex Corp (a)	14,259	178
Curis Inc (a)	7,228	27		Walter Energy Inc	277		5
				Westmoreland Coal Co (a)	4,393		53
Emergent Biosolutions Inc (a)	34,890	535
Enzo Biochem Inc (a)	23,582	53					$4,617
Enzon Pharmaceuticals Inc	27,684	92		Commercial Services - 6.63%
Geron Corp (a)	52,187	61		Aaron's Inc	188,370		5,408
Harvard Bioscience Inc (a)	18,514	95		ABM Industries Inc	27,436		619
Maxygen Inc	136,763	328		Albany Molecular Research Inc (a)	37,182		444
Momenta Pharmaceuticals Inc (a)	6,542	80		AMN Healthcare Services Inc (a)	8,030		110
PDL BioPharma Inc	7,669	59		ARC Document Solutions Inc (a)	8,962		29
RTI Biologics Inc (a)	100,158	399		Ascent Capital Group Inc (a)	20,232		1,345
Sequenom Inc (a)	10,889	41		Avalon Holdings Corp (a)	3,917		14
Transcept Pharmaceuticals Inc (a)	4,482	18		Avis Budget Group Inc (a)	157,353		4,538
		$2,705		Barrett Business Services Inc	4,295		227
				Bridgepoint Education Inc (a)	9,433		102
Building Materials - 1.56%				Career Education Corp (a)	51,020		111
Apogee Enterprises Inc	26,650	680		Carriage Services Inc	42,087		737
Builders FirstSource Inc	18,253	113		CBIZ Inc (a)	88,814		576
Comfort Systems USA Inc	698	9		CDI Corp	35,791		561
Continental Materials Corp (a)	657	11
				Cenveo Inc (a)	21,500		44
Drew Industries Inc	2,711	98		Consolidated Graphics Inc (a)	11,253		402
Gibraltar Industries Inc (a)	60,444	1,130
				Convergys Corp	260,837		4,439
Griffon Corp	147,953	1,524		Corinthian Colleges Inc (a)	74,405		149
Headwaters Inc (a)	77,427	841
				CRA International Inc (a)	14,424		266
Lennox International Inc	107,150	6,643		Cross Country Healthcare Inc (a)	50,384		252
Louisiana-Pacific Corp (a)	272,500	4,938
				Deluxe Corp	4,355		166
LSI Industries Inc	18,887	133		DeVry Inc	33,548		940
NCI Building Systems Inc (a)	16,590	284
				Edgewater Technology Inc (a)	10,657		41
PGT Inc (a)	14,619	112
				Education Management Corp (a)	1,845		10
Quanex Building Products Corp	8,439	137		Electro Rent Corp	27,403		454
Simpson Manufacturing Co Inc	8,169	235		Ennis Inc	46,270		711
Texas Industries Inc (a)	14,079	896
				Euronet Worldwide Inc (a)	13,065		399
Universal Forest Products Inc	35,289	1,362		ExamWorks Group Inc (a)	5,994		109
USG Corp (a)	6,200	161
				Franklin Covey Co (a)	5,810		82
		$19,307		FTI Consulting Inc (a)	69,335		2,296
Chemicals - 1.08%				Great Lakes Dredge & Dock Corp	147,602		1,021
A Schulman Inc	47,000	1,221		H&E Equipment Services Inc	25,173		513
Aceto Corp	37,970	395		Hackett Group Inc/The	12,944		63
American Pacific Corp (a)	4,299	105		Heidrick & Struggles International Inc	7,576		100
Axiall Corp	18,610	976		Hill International Inc (a)	12,237		34
Cabot Corp	2,532	95		Hudson Global Inc (a)	13,788		46
Chemtura Corp (a)	7,926	168		ICF International Inc (a)	132,700		3,598
Codexis Inc (a)	2,413	5		Intersections Inc	9,412		90
Ferro Corp (a)	91,897	647		KAR Auction Services Inc	376,000		8,411

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Computers (continued)
Kelly Services Inc	70,874	$1,207		Silicon Graphics International Corp (a)	7,834		$102
Korn/Ferry International (a)	78,137	1,292		Spansion Inc (a)	83,834		1,088
Lincoln Educational Services Corp	30,180	168		Super Micro Computer Inc (a)	1,071		10
Live Nation Entertainment Inc (a)	296,558	3,745		Sykes Enterprises Inc (a)	68,360		1,052
Mac-Gray Corp	18,730	243		Unisys Corp (a)	13,634		261
Management Network Group Inc (a)	650	2		Vocera Communications Inc (a)	1,668		33
Matthews International Corp	12,403	457		Xyratex Ltd	6,175		66
McGrath RentCorp	123,415	3,833					$20,597
MoneyGram International Inc (a)	28,350	468
Monster Worldwide Inc (a)	144,566	633		Consumer Products - 0.93%
				ACCO Brands Corp (a)	56,506		381
Multi-Color Corp	13,960	361
Navigant Consulting Inc (a)	95,150	1,173		Acme United Corp	196		3
On Assignment Inc (a)	1,674	41		American Greetings Corp	57,277		1,057
				AT Cross Co (a)	1,000		13
PDI Inc (a)	16,958	78
				Central Garden and Pet Co (a)	27,553		241
Perceptron Inc	7,593	53		Central Garden and Pet Co - A Shares (a)	102,432		901
Performant Financial Corp (a)	1,588	15
PHH Corp (a)	128,777	2,715		CSS Industries Inc	14,433		413
				Helen of Troy Ltd (a)	58,573		2,043
Providence Service Corp/The (a)	3,956	69
				Kid Brands Inc (a)	17,331		20
QC Holdings Inc	400	1		Prestige Brands Holdings Inc (a)	95,614		2,577
Quad/Graphics Inc	38,558	807
RCM Technologies Inc	13,071	74		Spectrum Brands Holdings Inc	29,781		1,667
Rent-A-Center Inc/TX	150,519	5,257		WD-40 Co	40,475		2,183
Resources Connection Inc	11,029	125					$11,499
RPX Corp (a)	693	9		Cosmetics & Personal Care - 0.03%
Sotheby's	26,589	943		CCA Industries Inc	500		2
Spectrum Group International Inc (a)	8,050	17		Inter Parfums Inc	1,868		54
StarTek Inc (a)	11,737	81		Revlon Inc (a)	17,844		345
Stewart Enterprises Inc	175,926	1,567					$401
TeleTech Holdings Inc (a)	5,907	126
TMS International Corp	3,577	52		Distribution & Wholesale - 0.85%
Towers Watson & Co	107,214	7,818		ADDvantage Technologies Group Inc (a)	3,841		9
Tree.com Inc	5,970	122		BlueLinx Holdings Inc (a)	10,676		31
TrueBlue Inc (a)	4,395	91		Core-Mark Holding Co Inc	20,511		1,067
Tufco Technologies Inc (a)	1,165	6		Houston Wire & Cable Co	4,528		62
United Rentals Inc (a)	134,900	7,097		Navarre Corp (a)	15,359		37
Universal Security Instruments Inc (a)	1,000	5		Owens & Minor Inc	3,711		121
Valassis Communications Inc	17,161	439		ScanSource Inc (a)	24,178		701
Versar Inc (a)	8,300	36		Titan Machinery Inc (a)	8,992		203
Viad Corp	42,081	1,096		United Stationers Inc	23,704		769
Volt Information Sciences Inc (a)	19,580	159		WESCO International Inc (a)	105,450		7,560
		$81,938					$10,560
Computers - 1.67%				Diversified Financial Services - 2.08%
Agilysys Inc (a)	36,447	426		AeroCentury Corp (a)	423		8
Astro-Med Inc	9,156	90		Aircastle Ltd	178,675		2,494
CACI International Inc (a)	55,526	3,248		Arlington Asset Investment Corp	3,667		99
CIBER Inc (a)	191,950	818		Asset Acceptance Capital Corp (a)	6,190		40
Computer Task Group Inc	1,448	30		Asta Funding Inc	15,822		148
Dataram Corp (a)	292	1		Atlanticus Holdings Corp (a)	16,062		59
Dynamics Research Corp (a)	4,932	29		Calamos Asset Management Inc	7,763		88
Echelon Corp (a)	7,174	16		California First National Bancorp	3,892		63
Electronics for Imaging Inc (a)	71,553	1,912		Cowen Group Inc (a)	59,508		152
Hutchinson Technology Inc (a)	29,692	83		DFC Global Corp (a)	26,352		356
iGate Corp (a)	13,580	227		Doral Financial Corp (a)	159,703		120
Imation Corp (a)	53,839	198		Encore Capital Group Inc (a)	1,826		52
Insight Enterprises Inc (a)	94,474	1,712		Evercore Partners Inc - Class A	6,795		257
j2 Global Inc	3,211	131		FBR & Co (a)	3,749		78
Jack Henry & Associates Inc	93,575	4,342		Federal Agricultural Mortgage Corp	22,580		717
Key Tronic Corp (a)	20,454	231		First Marblehead Corp/The (a)	57,745		71
Lexmark International Inc	50,640	1,535		Firstcity Financial Corp (a)	8,911		88
Manhattan Associates Inc (a)	34,625	2,431		Gain Capital Holdings Inc	280		1
Mentor Graphics Corp	11,027	201		GFI Group Inc	32,087		129
Mercury Systems Inc (a)	5,862	45		Home Loan Servicing Solutions Ltd	30,502		691
NCI Inc (a)	319	1		Horizon Technology Finance Corp	3,150		46
PAR Technology Corp (a)	9,256	39		Imperial Holdings Inc (a)	3,056		12
Planar Systems Inc (a)	24,121	41		INTL. FCStone Inc (a)	5,440		93
Qualstar Corp (a)	4,617	8		Investment Technology Group Inc (a)	118,949		1,295
Qualys Inc (a)	966	11		Janus Capital Group Inc	152,381		1,359
Radisys Corp (a)	15,105	75		JMP Group Inc	9,416		61
RealD Inc (a)	2,332	35		Knight Capital Group Inc (a)	148,833		527
Rimage Corp	7,684	69		LPL Financial Holdings Inc	204,875		7,081

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Electronics (continued)
Manning & Napier Inc	11,645	$204		Brady Corp	27,286		$924
Marlin Business Services Corp	15,364	372		Checkpoint Systems Inc (a)	78,245		906
Medley Capital Corp	7,505	117		Coherent Inc	4,810		269
MicroFinancial Inc	7,502	60		CTS Corp	48,793		519
National Financial Partners Corp (a)	10,646	270		CyberOptics Corp (a)	7,092		40
Nelnet Inc	65,031	2,211		Cymer Inc (a)	4,912		515
NewStar Financial Inc (a)	69,812	834		Daktronics Inc	11,010		110
Nicholas Financial Inc	4,009	59		Electro Scientific Industries Inc	39,590		427
Ocwen Financial Corp (a)	63,739	2,332		ESCO Technologies Inc	18,376		661
Oppenheimer Holdings Inc	30,314	561		FEI Co	935		60
Piper Jaffray Cos (a)	24,206	818		Frequency Electronics Inc	11,821		118
Stifel Financial Corp (a)	16,800	542		GSI Group Inc (a)	11,125		95
SWS Group Inc (a)	3,300	19		Identive Group Inc (a)	7,796		7
Virtus Investment Partners Inc (a)	1,419	271		II-VI Inc (a)	3,136		49
WageWorks Inc (a)	1,094	28		IntriCon Corp (a)	448		2
Walter Investment Management Corp (a)	23,148	777		Kemet Corp (a)	26,623		166
WhiteHorse Finance Inc	2,151	34		LGL Group Inc/The (a)	410		2
		$25,694		Measurement Specialties Inc (a)	712		30
				MEMSIC Inc (a)	5,491		22
Electric - 1.12%				Methode Electronics Inc	22,029		317
Allete Inc	14,045	721		Multi-Fineline Electronix Inc (a)	2,801		43
Atlantic Power Corp	36,645	172		Newport Corp (a)	24,790		375
Avista Corp	23,141	649		Park Electrochemical Corp	5,430		130
Black Hills Corp	13,204	619		Plexus Corp (a)	14,420		389
CH Energy Group Inc	5,925	384		Rofin-Sinar Technologies Inc (a)	10,921		272
Cleco Corp	30,204	1,496		Rogers Corp (a)	2,450		104
Dynegy Inc (a)	276	7
				Sanmina Corp (a)	133,678		1,688
Dynegy Inc - Warrants (a)	4,290	9
				Sparton Corp (a)	14,794		205
El Paso Electric Co	20,433	765		Stoneridge Inc (a)	5,016		38
Empire District Electric Co/The	15,225	351		Sypris Solutions Inc	37,183		119
Genie Energy Ltd	12,083	130		Tech Data Corp (a)	45,755		2,138
IDACORP Inc	19,703	970		TTM Technologies Inc (a)	113,374		819
MGE Energy Inc	11,101	620		Viasystems Group Inc (a)	1,558		20
NorthWestern Corp	14,489	623		Vicon Industries Inc (a)	1,971		7
Ormat Technologies Inc	47,310	1,029		Video Display Corp (a)	300		1
Otter Tail Corp	13,494	421		Vishay Intertechnology Inc (a)	185,234		2,601
Pike Electric Corp	58,042	907		Vishay Precision Group Inc (a)	18,470		265
PNM Resources Inc	39,735	954		Watts Water Technologies Inc	46,213		2,174
Portland General Electric Co	41,436	1,337		Zygo Corp (a)	12,320		184
Synthesis Energy Systems Inc (a)	7,503	8
UIL Holdings Corp	20,815	867					$18,756
Unitil Corp	3,157	96		Energy - Alternate Sources - 0.10%
UNS Energy Corp	14,389	733		Ascent Solar Technologies Inc (a)	41,633		27
		$13,868		FutureFuel Corp	7,776		95
				Green Plains Renewable Energy Inc (a)	81,715		1,022
Electrical Components & Equipment - 1.13%				Ocean Power Technologies Inc (a)	12,856		20
Advanced Energy Industries Inc (a)	34,803	591
				Renewable Energy Group Inc (a)	3,542		34
American Superconductor Corp (a)	1,847	5
				REX American Resources Corp (a)	2,388		45
Belden Inc	11,498	568					$1,243
Encore Wire Corp	18,500	606
EnerSys Inc (a)	11,155	511		Engineering & Construction - 1.36%
Generac Holdings Inc	7,205	259		Aegion Corp (a)	52,519		1,105
General Cable Corp	93,993	3,241		Argan Inc	23,782		421
GrafTech International Ltd (a)	43,926	315		Dycom Industries Inc (a)	33,465		647
Insteel Industries Inc	13,053	216		EMCOR Group Inc	35,817		1,340
Littelfuse Inc	85,231	5,951		Engility Holdings Inc (a)	12,128		291
Magnetek Inc (a)	208	3		ENGlobal Corp (a)	18,947		7
Orion Energy Systems Inc (a)	16,210	39		Granite Construction Inc	34,894		966
Powell Industries Inc (a)	2,040	100		Integrated Electrical Services Inc (a)	827		5
Power-One Inc (a)	90,222	571		Layne Christensen Co (a)	59,987		1,225
PowerSecure International Inc (a)	11,590	159		MasTec Inc (a)	273,825		7,612
SunPower Corp (a)	54,982	747		Michael Baker Corp	6,177		151
Ultralife Corp (a)	14,398	57		MYR Group Inc (a)	18,512		422
		$13,939		National Technical Systems Inc (a)	8,763		84
				Orion Marine Group Inc (a)	34,787		319
Electronics - 1.52%				Sterling Construction Co Inc (a)	13,551		137
American Science & Engineering Inc	1,560	101		Tutor Perini Corp (a)	118,091		1,942
AVX Corp	15,731	178		VSE Corp	3,541		107
Ballantyne Strong Inc (a)	13,019	58
Bel Fuse Inc	16,087	237					$16,781
Benchmark Electronics Inc (a)	76,772	1,370		Entertainment - 0.91%
Blonder Tongue Laboratories (a)	1,523	1		Carmike Cinemas Inc (a)	4,865		86

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Entertainment (continued)				Gas - 1.04%
Churchill Downs Inc	2,966	$226		Atmos Energy Corp	158,325		$7,025
Dover Downs Gaming & Entertainment Inc	8,791	16		Chesapeake Utilities Corp	6,138		328
Dover Motorsports Inc	3,447	7		Laclede Group Inc/The	11,928		557
DreamWorks Animation SKG Inc (a)	77,971	1,503		New Jersey Resources Corp	19,304		911
International Speedway Corp	47,689	1,567		Northwest Natural Gas Co	10,357		460
Isle of Capri Casinos Inc (a)	26,581	204		Piedmont Natural Gas Co Inc	28,834		993
Lions Gate Entertainment Corp (a)	10,730	266		South Jersey Industries Inc	7,916		489
Madison Square Garden Co/The (a)	22,498	1,356		Southwest Gas Corp	21,248		1,076
Marriott Vacations Worldwide Corp (a)	50,388	2,291		WGL Holdings Inc	21,719		1,004
National CineMedia Inc	40,864	664					$12,843
Pinnacle Entertainment Inc (a)	56,109	1,070
Reading International Inc (a)	6,612	39		Hand & Machine Tools - 0.03%
Rick's Cabaret International Inc (a)	13,279	112		Franklin Electric Co Inc	982		32
Scientific Games Corp (a)	61,768	548		Hardinge Inc	16,761		226
Speedway Motorsports Inc	52,974	956		LS Starrett Co/The	5,475		59
				P&F Industries Inc (a)	1,773		13
Vail Resorts Inc	6,188	373
		$11,284					$330
Environmental Control - 0.13%				Healthcare - Products - 1.73%
				Accuray Inc (a)	28,160		124
Calgon Carbon Corp (a)	3,600	61
				Affymetrix Inc (a)	89,373		325
Ceco Environmental Corp	466	5		Alere Inc (a)	39,699		1,019
Darling International Inc (a)	30,918	572
				Allied Healthcare Products (a)	5,732		15
Energy Recovery Inc (a)	2,164	8
				Alphatec Holdings Inc (a)	54,940		104
EnergySolutions Inc (a)	107,095	442
				AngioDynamics Inc (a)	55,295		560
Heckmann Corp (a)	30,096	111
				ArthroCare Corp (a)	1,904		66
Metalico Inc (a)	25,796	39
				CardioNet Inc (a)	28,229		82
Met-Pro Corp	5,480	74		Chindex International Inc (a)	2,975		41
Tetra Tech Inc (a)	4,662	123
TRC Cos Inc (a)	13,640	82		CONMED Corp	60,970		1,911
US Ecology Inc	2,752	75		CryoLife Inc	31,189		188
				Cutera Inc (a)	19,781		220
		$1,592		Cynosure Inc (a)	6,113		158
Food - 1.37%				Daxor Corp	200		2
Amcon Distributing Co	191	14		Digirad Corp (a)	15,358		39
Arden Group Inc	149	15		Exactech Inc (a)	2,663		49
Boulder Brands Inc (a)	120,705	1,087		Globus Medical Inc (a)	1,053		16
Cal-Maine Foods Inc	807	34		Greatbatch Inc (a)	55,473		1,550
Chiquita Brands International Inc (a)	114,795	991		Hanger Inc (a)	19,419		590
Diamond Foods Inc (a)	9,870	149		ICU Medical Inc (a)	457		28
Dole Food Co Inc (a)	167,717	1,804		Integra LifeSciences Holdings Corp (a)	72,775		2,549
Fresh Del Monte Produce Inc	123,406	3,136		Invacare Corp	68,016		915
Hain Celestial Group Inc (a)	24,288	1,585		Iridex Corp (a)	470		2
Harris Teeter Supermarkets Inc	8,681	363		LeMaitre Vascular Inc	2,833		17
Ingles Markets Inc	17,604	375		Medical Action Industries Inc (a)	9,348		76
John B Sanfilippo & Son Inc	20,914	439		Merit Medical Systems Inc (a)	18,322		177
Nash Finch Co	19,411	399		Misonix Inc (a)	11,445		65
Pilgrim's Pride Corp (a)	31,396	307		Natus Medical Inc (a)	14,592		183
Post Holdings Inc (a)	79,815	3,495		NuVasive Inc (a)	23,197		487
Seaboard Corp	79	217		Orthofix International NV (a)	1,508		49
Seneca Foods Corp - Class A (a)	13,489	439		Palomar Medical Technologies Inc (a)	13,120		178
Seneca Foods Corp - Class B (a)	39	1		PhotoMedex Inc (a),(b)	820		13
Spartan Stores Inc	52,132	875		PhotoMedex Inc - Warrants (a),(b),(c)	430		—
SUPERVALU Inc	20,781	121		Sirona Dental Systems Inc (a)	38,400		2,824
Tootsie Roll Industries Inc	604	19		Solta Medical Inc (a)	27,644		54
TreeHouse Foods Inc (a)	8,265	527		STERIS Corp	3,874		161
Village Super Market Inc	3,399	120		SurModics Inc (a)	4,990		132
Weis Markets Inc	9,697	406		Symmetry Medical Inc (a)	60,773		724
		$16,918		Teleflex Inc	67,353		5,262
				Urologix Inc (a)	4,996		2
Forest Products & Paper - 0.68%				West Pharmaceutical Services Inc	3,128		200
Boise Inc	271,229	2,166		Wright Medical Group Inc (a)	10,028		235
Buckeye Technologies Inc	3,730	140		Zeltiq Aesthetics Inc (a)	4,075		18
Clearwater Paper Corp (a)	12,668	583
KapStone Paper and Packaging Corp	17,494	518					$21,410
Mercer International Inc (a)	49,723	313		Healthcare - Services - 2.40%
Neenah Paper Inc	2,532	73		Addus HomeCare Corp (a)	5,946		70
Orchids Paper Products Co	1,211	28		Almost Family Inc	6,912		137
PH Glatfelter Co	109,459	2,627		Amedisys Inc (a)	43,910		441
Resolute Forest Products Inc (a)	117,342	1,717		American Shared Hospital Services (a)	2,738		4
Schweitzer-Mauduit International Inc	3,282	132		Amsurg Corp (a)	64,344		2,160
Wausau Paper Corp	11,990	122		Assisted Living Concepts Inc	34,022		405
		$8,419		Capital Senior Living Corp (a)	39,723		964

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services (continued)				Insurance (continued)
Emeritus Corp (a)	27,330	$702		American Independence Corp (a)	100		$1
Ensign Group Inc/The	14,219	496		American National Insurance Co	1,810		170
Five Star Quality Care Inc (a)	68,179	322		American Safety Insurance Holdings Ltd (a)	28,820		694
Future Healthcare of America (a)	63	—		Amerisafe Inc	4,760		155
Gentiva Health Services Inc (a)	66,556	699		Amtrust Financial Services Inc	12,081		383
Health Management Associates Inc (a)	761,525	8,750		Argo Group International Holdings Ltd	71,511		2,964
Health Net Inc/CA (a)	3,057	90		Aspen Insurance Holdings Ltd	157,601		6,018
HealthSouth Corp (a)	3,794	104		Atlantic American Corp	7,236		26
Healthways Inc (a)	61,091	849		Baldwin & Lyons Inc	14,812		359
Kindred Healthcare Inc (a)	126,580	1,328		CNO Financial Group Inc	1,065,016		12,055
LHC Group Inc (a)	21,544	468		Crawford & Co	10,555		80
LifePoint Hospitals Inc (a)	121,498	5,832		Donegal Group Inc	19,702		288
Magellan Health Services Inc (a)	15,566	797		Eastern Insurance Holdings Inc	8,903		166
Medcath Corp (a),(b),(c)	31,637	43		EMC Insurance Group Inc	14,820		418
Molina Healthcare Inc (a)	19,063	633		Employers Holdings Inc	11,834		268
National Healthcare Corp	2,689	125		Endurance Specialty Holdings Ltd	51,340		2,514
Select Medical Holdings Corp	98,660	814		Enstar Group Ltd (a)	1,927		245
Skilled Healthcare Group Inc (a)	18,236	128		FBL Financial Group Inc	64,694		2,543
SunLink Health Systems Inc (a)	4,000	3		Federated National Holding Co	6,341		46
Triple-S Management Corp (a)	39,776	717		First Acceptance Corp (a)	19,254		24
Universal American Corp/NY	185,388	1,584		First American Financial Corp	137,187		3,672
Vanguard Health Systems Inc (a)	14,954	219		Fortegra Financial Corp (a)	2,690		22
WellCare Health Plans Inc (a)	13,979	815		Global Indemnity PLC (a)	18,376		410
		$29,699		Greenlight Capital Re Ltd (a)	39,073		962
				Hallmark Financial Services Inc (a)	24,210		219
Holding Companies - Diversified - 0.09%				Hanover Insurance Group Inc/The	42,169		2,127
Harbinger Group Inc (a)	81,678	738
				HCC Insurance Holdings Inc	212,548		9,055
Primoris Services Corp	11,731	259		Hilltop Holdings Inc (a)	120,227		1,610
Resource America Inc	16,861	155		Homeowners Choice Inc	2,703		72
		$1,152		Horace Mann Educators Corp	98,037		2,211
Home Builders - 0.89%				Independence Holding Co	14,456		152
AMREP Corp (a)	978	9		Infinity Property & Casualty Corp	11,930		677
Beazer Homes USA Inc (a)	20,496	331		Investors Title Co	1,499		103
Hovnanian Enterprises Inc (a)	71,735	391		Kansas City Life Insurance Co	1,663		60
KB Home	47,974	1,081		Kemper Corp	86,488		2,756
M/I Homes Inc (a)	24,661	607		Maiden Holdings Ltd	160,577		1,659
MDC Holdings Inc	21,452	806		MBIA Inc (a)	197,797		1,871
Meritage Homes Corp (a)	18,536	905		Meadowbrook Insurance Group Inc	56,789		441
Nobility Homes Inc (a)	110	1		MGIC Investment Corp (a)	355,016		1,917
Orleans Homebuilders Inc (a),(b),(c)	7,702	—		Montpelier Re Holdings Ltd ADR	173,924		4,481
Ryland Group Inc/The	128,166	5,775		National Interstate Corp	2,513		73
Skyline Corp (a)	2,373	11		National Security Group Inc	369		3
Standard Pacific Corp (a)	113,846	1,030		National Western Life Insurance Co	6,595		1,204
Winnebago Industries Inc (a)	5,612	103		Navigators Group Inc/The (a)	28,886		1,672
		$11,050		OneBeacon Insurance Group Ltd	4,424		60
				Phoenix Cos Inc/The (a)	6,997		204
Home Furnishings - 0.77%				Platinum Underwriters Holdings Ltd	52,632		2,988
Bassett Furniture Industries Inc	15,951	223		Primerica Inc	28,946		983
Cobra Electronics Corp (a)	6,755	21		Protective Life Corp	63,455		2,415
Emerson Radio Corp (a)	4,358	7		Radian Group Inc	278,990		3,334
Ethan Allen Interiors Inc	1,317	39		RLI Corp	10,416		749
Flexsteel Industries Inc	9,631	198		Safety Insurance Group Inc	16,803		834
Furniture Brands International Inc (a)	62,980	69		Security National Financial Corp (a)	811		6
Harman International Industries Inc	158,850	7,102		Selective Insurance Group Inc	113,556		2,661
Hooker Furniture Corp	12,863	222		StanCorp Financial Group Inc	39,182		1,692
Kimball International Inc	54,035	497		State Auto Financial Corp	39,340		684
La-Z-Boy Inc	19,690	356		Stewart Information Services Corp	32,712		885
Stanley Furniture Co Inc (a)	8,033	32		Symetra Financial Corp	158,971		2,167
TiVo Inc (a)	16,069	188		Tower Group International Ltd	271,571		5,139
Universal Electronics Inc (a)	11,343	261		Unico American Corp	5,796		80
VOXX International Corp (a)	35,598	339		United Fire Group Inc	38,354		1,072
		$9,554		Universal Insurance Holdings Inc	20,781		124
Housewares - 0.06%							$101,006
Libbey Inc (a)	24,560	476		Internet - 0.99%
Lifetime Brands Inc	16,216	219		1-800-Flowers.com Inc (a)	31,159		185
		$695		AOL Inc	68,812		2,659
				AsiaInfo-Linkage Inc (a)	21,014		241
Insurance - 8.17%				Blucora Inc (a)	74,247		1,096
Alterra Capital Holdings Ltd	45,210	1,472		BroadSoft Inc (a)	79,700		2,037
American Equity Investment Life Holding Co	433,850	6,611		BroadVision Inc (a)	2,600		23

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Leisure Products & Services (continued)
ePlus Inc	11,768	$536		Life Time Fitness Inc (a)	1,278		$59
FAB Universal Corp (a)	1,255	6		WMS Industries Inc (a)	13,049		331
Global Sources Ltd (a)	6,456	44					$1,789
Hollywood Media Corp (a)	2,661	4
ICG Group Inc (a)	9,101	108		Lodging - 0.78%
IntraLinks Holdings Inc (a)	56,155	321		Ameristar Casinos Inc	12,044		317
				Boyd Gaming Corp (a)	117,091		1,406
Ipass Inc (a)	14,971	29
Keynote Systems Inc	5,422	61		Choice Hotels International Inc	135,035		5,274
				Full House Resorts Inc (a)	9,522		26
KIT Digital Inc (a)	9,200	3
Limelight Networks Inc (a)	28,180	54		Marcus Corp	36,291		466
				Monarch Casino & Resort Inc (a)	4,595		60
magicJack VocalTec Ltd (a)	1,750	29
				MTR Gaming Group Inc (a)	18,997		66
ModusLink Global Solutions Inc (a)	45,237	127
				Orient-Express Hotels Ltd (a)	175,436		1,771
PC-Tel Inc	47	—		Red Lion Hotels Corp (a)	31,701		207
Perficient Inc (a)	2,955	31
QuinStreet Inc (a)	1,730	11					$9,593
RealNetworks Inc (a)	33,952	261		Machinery - Construction & Mining - 0.21%
Reis Inc (a)	12,610	202		Astec Industries Inc	7,532		247
Safeguard Scientifics Inc (a)	29,244	472		Hyster-Yale Materials Handling Inc	16,455		859
Shutterfly Inc (a)	7,106	316		Terex Corp (a)	52,622		1,505
Shutterstock Inc (a)	2,089	87
support.com Inc (a)	13,689	55					$2,611
TechTarget Inc (a)	25,174	112		Machinery - Diversified - 0.52%
TeleCommunication Systems Inc (a)	63,407	122		Alamo Group Inc	21,169		848
TheStreet Inc	29,207	54		Albany International Corp	18,546		539
United Online Inc	182,661	1,243		Altra Holdings Inc	4,919		131
ValueClick Inc (a)	15,712	485		Applied Industrial Technologies Inc	1,342		57
VASCO Data Security International Inc (a)	6,243	53		Briggs & Stratton Corp	100,945		2,270
Web.com Group Inc (a)	8,530	148		Columbus McKinnon Corp/NY (a)	7,670		144
WebMD Health Corp (a)	32,024	773		Flow International Corp (a)	15,206		56
Websense Inc (a)	13,959	249		Gencor Industries Inc (a)	2,453		17
XO Group Inc (a)	1,316	15		Gerber Scientific Inc (a),(c)	56,637		—
		$12,252		Hurco Cos Inc (a)	21,616		580
				Intermec Inc (a)	16,887		166
Investment Companies - 1.29%				Intevac Inc (a)	9,948		45
Apollo Investment Corp	51,902	457		Kadant Inc	28,496		788
Ares Capital Corp	578,100	10,498		Key Technology Inc (a)	1,200		15
BlackRock Kelso Capital Corp	19,285	192		NACCO Industries Inc	8,413		488
Capital Southwest Corp	5,735	675		Tecumseh Products Co (a)	19,894		177
Fifth Street Finance Corp	27,592	305		Twin Disc Inc	6,969		149
Gladstone Capital Corp	9,929	92					$6,470
KCAP Financial Inc	10,028	109
Main Street Capital Corp	7,366	221		Media - 0.78%
MCG Capital Corp	190,335	978		AH Belo Corp	26,578		154
Medallion Financial Corp	25,268	378		Beasley Broadcasting Group Inc	5,597		37
New Mountain Finance Corp	9,839	150		Belo Corp	71,744		769
NGP Capital Resources Co	8,646	58		Cambium Learning Group Inc (a)	12,732		12
PennantPark Investment Corp	14,954	175		Central European Media Enterprises Ltd (a)	36,065		133
Prospect Capital Corp	51,242	565		Courier Corp	13,463		194
Solar Capital Ltd	11,579	277		Crown Media Holdings Inc (a)	10,505		22
Solar Senior Capital Ltd	3,829	73		Cumulus Media Inc (a)	49,658		158
Steel Excel Inc (a)	16,164	440		Daily Journal Corp (a)	391		41
Stellus Capital Investment Corp	2,628	40		Demand Media Inc (a)	3,092		27
TICC Capital Corp	10,819	110		Digital Generation Inc (a)	18,896		127
Triangle Capital Corp	7,146	200		Dolan Co/The (a)	32,037		55
		$15,993		Entercom Communications Corp (a)	16,082		127
				Entravision Communications Corp	20,311		78
Iron & Steel - 0.92%				EW Scripps Co (a)	85,066		1,182
AK Steel Holding Corp	56,930	191		Fisher Communications Inc	9,387		389
Commercial Metals Co	165,244	2,416		Gray Television Inc (a)	54,676		347
Friedman Industries Inc	7,610	72		Here Media Inc (a),(b),(c)	3,700		—
Reliance Steel & Aluminum Co	111,775	7,273		Here Media Inc - Special Shares (a),(c)	3,700		—
Schnitzer Steel Industries Inc	39,611	972		Journal Communications Inc (a)	79,712		543
Shiloh Industries Inc	15,270	150		Lee Enterprises Inc (a)	35,228		51
Universal Stainless & Alloy Products Inc (a)	7,119	249		LIN TV Corp (a)	36,927		454
		$11,323		McClatchy Co/The (a)	99,308		229
				Media General Inc (a)	19,401		159
Leisure Products & Services - 0.14%
Ambassadors Group Inc	2,629	9		Meredith Corp	9,675		376
				New York Times Co/The (a)	115,362		1,022
Black Diamond Inc (a)	1,479	14
Callaway Golf Co	166,671	1,117		Nexstar Broadcasting Group Inc	9,334		227
Escalade Inc	1,608	9		Outdoor Channel Holdings Inc	15,992		140
				Radio One Inc (a)	27,800		43
Johnson Outdoors Inc (a)	10,647	250

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Media (continued)				Miscellaneous Manufacturing (continued)
Saga Communications Inc	6,359	$293		Tredegar Corp	22,752		$673
Salem Communications Corp	13,151	121		Trimas Corp (a)	1,028		31
Scholastic Corp	45,260	1,242		Trinity Industries Inc	85,168		3,595
Sinclair Broadcast Group Inc	32,026	859					$21,603
Spanish Broadcasting System Inc (a)	1,921	6
		$9,617		Office Furnishings - 0.03%
				Kewaunee Scientific Corp	3,601		47
Metal Fabrication & Hardware - 0.96%				Knoll Inc	5,757		90
AM Castle & Co (a)	41,610	720		Steelcase Inc	17,019		216
Ampco-Pittsburgh Corp	10,135	190		Virco Manufacturing Corp (a)	4,847		10
Chicago Rivet & Machine Co	1,070	26					$363
CIRCOR International Inc	4,182	198
Dynamic Materials Corp	3,382	54		Oil & Gas - 2.88%
Eastern Co/The	3,042	51		Adams Resources & Energy Inc	1,861		92
Kaydon Corp	7,352	175		Alon USA Energy Inc	53,070		881
				Barnwell Industries Inc (a)	2,755		8
Lawson Products Inc/DE	9,612	136		Bill Barrett Corp (a)	85,877		1,706
LB Foster Co	8,748	386		Black Ridge Oil and Gas Inc (a)	6,777		5
Mueller Industries Inc	12,710	658		Bonanza Creek Energy Inc (a)	3,390		116
Mueller Water Products Inc - Class A	170,059	1,007		BPZ Resources Inc (a)	81,678		175
NN Inc (a)	12,008	108
				Callon Petroleum Co (a)	26,225		94
Northwest Pipe Co (a)	15,093	412
				Carrizo Oil & Gas Inc (a)	2,205		53
Olympic Steel Inc	29,017	580		Clayton Williams Energy Inc (a)	2,155		83
Rexnord Corp (a)	23,681	432
RTI International Metals Inc (a)	66,118	1,919		Comstock Resources Inc	98,968		1,550
				Crimson Exploration Inc (a)	40,630		125
Valmont Industries Inc	26,830	3,910
Worthington Industries Inc	27,326	879		CVR Energy Inc	4,371		215
				CVR Energy Inc (a),(b),(c)	20,934		—
		$11,841		Delek US Holdings Inc	39,775		1,435
Mining - 0.99%				Double Eagle Petroleum Co (a)	684		3
AMCOL International Corp	586	18		Energy XXI Bermuda Ltd	5,672		129
Century Aluminum Co (a)	223,616	1,825		EPL Oil & Gas Inc (a)	73,585		2,404
Charles & Colvard Ltd (a)	8,589	33		Forest Oil Corp (a)	67,756		284
Coeur d'Alene Mines Corp (a)	131,168	2,000		Gastar Exploration Ltd (a)	368		1
Globe Specialty Metals Inc	101,596	1,326		Gulfport Energy Corp (a)	11,503		600
Golden Minerals Co (a)	2,598	5		Harvest Natural Resources Inc (a)	59,132		194
Golden Star Resources Ltd (a)	63,740	69		Hercules Offshore Inc (a)	340,504		2,509
Hecla Mining Co	239,268	814		HKN Inc (a)	223		19
Horsehead Holding Corp (a)	75,879	812		Magnum Hunter Resources Corp (a)	115,196		314
Kaiser Aluminum Corp	37,205	2,344		McMoRan Exploration Co (a)	41,161		681
Materion Corp	19,497	516		Midstates Petroleum Co Inc (a)	18,580		107
McEwen Mining Inc (a)	309,950	722		Miller Energy Resources Inc (a)	23,075		88
Molycorp Inc (a)	3,016	18		Oasis Petroleum Inc (a)	232,825		7,970
Noranda Aluminum Holding Corp	7,374	28		Parker Drilling Co (a)	269,519		1,110
Revett Minerals Inc (a)	10,280	15		PDC Energy Inc (a)	57,958		2,510
Stillwater Mining Co (a)	130,846	1,627		Penn Virginia Corp	159,997		645
USEC Inc (a)	191,501	61		Precision Drilling Corp	192,750		1,561
		$12,233		Resolute Energy Corp (a)	36,293		335
				Rex Energy Corp (a)	11,324		182
Miscellaneous Manufacturing - 1.75%				Stone Energy Corp (a)	27,387		540
Actuant Corp	269,136	8,424		Swift Energy Co (a)	39,570		512
American Railcar Industries Inc	26,079	931		Triangle Petroleum Corp (a)	15,448		85
AO Smith Corp	27,058	2,041		Unit Corp (a)	33,710		1,417
Barnes Group Inc	31,376	871		Vantage Drilling Co (a)	76,154		129
Blount International Inc (a)	35,400	492
				W&T Offshore Inc	14,973		175
Chase Corp	2,673	52		Warren Resources Inc (a)	66,495		175
Core Molding Technologies Inc (a)	875	8
EnPro Industries Inc (a)	2,537	125		Western Refining Inc	141,880		4,386
Fabrinet (a)	8,720	120					$35,603
Federal Signal Corp (a)	143,186	1,111		Oil & Gas Services - 2.59%
FreightCar America Inc	5,543	116		Basic Energy Services Inc (a)	31,189		428
GP Strategies Corp (a)	4,040	89		Bolt Technology Corp	3,458		55
Hillenbrand Inc	5,450	137		C&J Energy Services Inc (a)	8,165		162
LSB Industries Inc (a)	3,210	105		Cal Dive International Inc (a)	100,215		167
Lydall Inc (a)	28,011	402		Dawson Geophysical Co (a)	17,699		544
MFRI Inc (a)	6,107	45		Exterran Holdings Inc (a)	142,494		3,765
Movado Group Inc	29,198	883		Forbes Energy Services Ltd (a)	6,217		24
Myers Industries Inc	42,516	630		Forum Energy Technologies Inc (a)	178,500		4,964
NL Industries Inc	11,495	130		Gulf Island Fabrication Inc	13,629		281
Park-Ohio Holdings Corp (a)	2,139	78		Helix Energy Solutions Group Inc (a)	246,515		5,680
Servotronics Inc	788	6		Hornbeck Offshore Services Inc (a)	66,798		3,000
Standex International Corp	9,031	478		Key Energy Services Inc (a)	101,173		601
Synalloy Corp	2,162	30		Matrix Service Co (a)	8,374		126

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas Services (continued)				REITS - 5.99%
Mitcham Industries Inc (a)	12,487	$185		AG Mortgage Investment Trust Inc	22,615	$585
Natural Gas Services Group Inc (a)	22,261	449		Agree Realty Corp	3,914	118
Newpark Resources Inc (a)	123,933	1,302		American Assets Trust Inc	22,084	746
Oil States International Inc (a)	63,257	5,653		American Capital Mortgage Investment Corp	35,846	952
Pioneer Energy Services Corp (a)	98,931	697		Anworth Mortgage Asset Corp	122,093	771
SEACOR Holdings Inc	29,089	2,098		Apollo Commercial Real Estate Finance Inc	9,367	166
Tesco Corp (a)	30,920	377		Apollo Residential Mortgage Inc	21,659	483
Tetra Technologies Inc (a)	101,646	928		ARMOUR Residential REIT Inc	211,029	1,369
Willbros Group Inc (a)	58,665	557		Ashford Hospitality Trust Inc	93,714	1,207
		$32,043		Associated Estates Realty Corp	153,286	2,739
				Campus Crest Communities Inc	26,887	367
Packaging & Containers - 1.62%				CapLease Inc	15,333	108
Berry Plastics Group Inc (a)	19,111	364
Graphic Packaging Holding Co (a)	353,546	2,659		Capstead Mortgage Corp	92,158	1,224
Mod-Pac Corp (a)	2,208	18		Chatham Lodging Trust	6,887	126
				Chesapeake Lodging Trust	14,534	344
Packaging Corp of America	174,893	8,318		Colonial Properties Trust	45,072	1,046
Silgan Holdings Inc	181,250	8,676		Colony Financial Inc	18,544	414
UFP Technologies Inc (a)	2,216	45
				Coresite Realty Corp	4,085	148
		$20,080		Corrections Corp of America	203,450	7,365
Pharmaceuticals - 0.43%				Cousins Properties Inc	27,449	300
Anika Therapeutics Inc (a)	10,531	141		CreXus Investment Corp	20,044	261
BioScrip Inc (a)	8,084	112		CubeSmart	69,185	1,215
Cumberland Pharmaceuticals Inc (a)	2,140	10		CYS Investments Inc	77,661	965
Depomed Inc (a)	38,090	210		DCT Industrial Trust Inc	148,865	1,166
Derma Sciences Inc (a)	4,332	52		DiamondRock Hospitality Co	68,580	685
Hi-Tech Pharmacal Co Inc	2,652	88		DuPont Fabros Technology Inc	7,378	185
Infinity Pharmaceuticals Inc (a)	186	8		Dynex Capital Inc	116,043	1,247
Jazz Pharmaceuticals PLC (a)	2,290	134		EastGroup Properties Inc	723	46
Lannett Co Inc (a)	21,233	247		Education Realty Trust Inc	25,812	284
Natural Alternatives International Inc (a)	1,459	6		EPR Properties	18,747	1,060
Natural Grocers by Vitamin Cottage Inc (a)	1,702	43		Equity One Inc	30,649	781
Nature's Sunshine Products Inc	1,779	26		Excel Trust Inc	294,013	4,478
Nektar Therapeutics (a)	25,060	272		FelCor Lodging Trust Inc (a)	85,240	510
Nutraceutical International Corp	8,241	152		First Industrial Realty Trust Inc	65,023	1,166
Omega Protein Corp (a)	60,310	561		First Potomac Realty Trust	49,514	792
PharMerica Corp (a)	92,800	1,196		Franklin Street Properties Corp	41,744	637
Sucampo Pharmaceuticals Inc (a)	8,302	79		Geo Group Inc/The	71,080	2,661
Targacept Inc (a)	19,188	88		Getty Realty Corp	5,883	126
Theragenics Corp (a)	34,889	50		Glimcher Realty Trust	32,590	409
Vanda Pharmaceuticals Inc (a)	37,980	185		Government Properties Income Trust	12,668	330
ViroPharma Inc (a)	62,618	1,706		Gramercy Property Trust Inc (a)	22,020	105
		$5,366		Healthcare Realty Trust Inc	32,912	988
				Hersha Hospitality Trust	619,436	3,704
Pipelines - 0.14%				Highwoods Properties Inc	130,925	5,371
SemGroup Corp	33,679	1,746		Hudson Pacific Properties Inc	12,789	292
				Inland Real Estate Corp	59,297	671
Private Equity - 0.09%				Invesco Mortgage Capital Inc	93,654	2,005
American Capital Ltd (a)	46,095	697		Investors Real Estate Trust	72,859	708
				iStar Financial Inc (a)	98,285	1,148
Fidus Investment Corp	4,800	90
Harris & Harris Group Inc (a)	29,657	98		Kite Realty Group Trust	62,804	414
Hercules Technology Growth Capital Inc	13,815	184		LaSalle Hotel Properties	21,779	565
		$1,069		Lexington Realty Trust	34,741	445
				LTC Properties Inc	5,394	251
Publicly Traded Investment Fund - 0.01%				Medical Properties Trust Inc	52,936	852
THL Credit Inc	6,071	93		Monmouth Real Estate Investment Corp	8,977	96
				NorthStar Realty Finance Corp	164,802	1,643
Real Estate - 0.24%				One Liberty Properties Inc	3,750	86
Alexander & Baldwin Inc (a)	51,562	1,756		Parkway Properties Inc/Md	18,790	343
AV Homes Inc (a)	11,891	153		Pebblebrook Hotel Trust	13,820	375
California Coastal Communities Inc (a),(b),(c)	9,672	—		Pennsylvania Real Estate Investment Trust	55,698	1,154
Forestar Group Inc (a)	21,197	456		PennyMac Mortgage Investment Trust	23,521	594
HFF Inc	1,937	41		Potlatch Corp	4,406	209
Kennedy-Wilson Holdings Inc	28,260	470		RAIT Financial Trust	13,744	117
Stratus Properties Inc (a)	2,638	41		Ramco-Gershenson Properties Trust	50,410	881
Thomas Properties Group Inc	1,900	10		Redwood Trust Inc	46,102	1,052
Transcontinental Realty Investors Inc (a)	100	1		Resource Capital Corp	76,366	504
Trinity Place Holdings Inc (a)	465	3		Retail Opportunity Investments Corp	23,169	343
		$2,931		RLJ Lodging Trust	62,390	1,437
				Rouse Properties Inc	5,083	96
				Ryman Hospitality Properties	29,315	1,303

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Retail (continued)
Sabra Health Care REIT Inc	10,914	$325		Pacific Sunwear of California Inc (a)	78,043	$215
Select Income REIT	4,669	133		Pantry Inc/The (a)	61,329	896
Silver Bay Realty Trust Corp	10,803	206		PC Connection Inc	46,318	715
Sovran Self Storage Inc	1,026	70		PCM Inc (a)	20,611	149
Spirit Realty Capital Inc	14,482	312		Penske Automotive Group Inc	85,726	2,651
STAG Industrial Inc	17,123	378		Pep Boys-Manny Moe & Jack/The (a)	112,997	1,311
Starwood Property Trust Inc	46,930	1,291		Perfumania Holdings Inc (a)	3,407	21
Strategic Hotels & Resorts Inc (a)	36,803	297		RadioShack Corp	30,120	95
Summit Hotel Properties Inc	16,785	168		Red Robin Gourmet Burgers Inc (a)	3,218	156
Sunstone Hotel Investors Inc (a)	61,824	767		Regis Corp	150,073	2,813
Terreno Realty Corp	7,662	144		Rite Aid Corp (a)	391,789	1,039
Two Harbors Investment Corp	142,718	1,710		Ruby Tuesday Inc (a)	147,821	1,424
Universal Health Realty Income Trust	1,816	98		Rush Enterprises Inc - Class A (a)	75,352	1,725
Washington Real Estate Investment Trust	10,414	297		Rush Enterprises Inc - Class B (a)	11,863	235
Western Asset Mortgage Capital Corp	18,229	408		Saks Inc (a)	38,065	440
Winthrop Realty Trust	6,654	85		Shoe Carnival Inc	25,269	527
		$74,023		Sonic Automotive Inc	21,949	483
				Sonic Corp (a)	19,442	244
Retail - 5.40%				Sport Chalet Inc - Class A (a)	5,105	7
ALCO Stores Inc (a)	5,911	44
				Sport Chalet Inc - Class B (a)	717	1
Asbury Automotive Group Inc (a)	1,281	51
Barnes & Noble Inc (a)	86,963	1,576		Stage Stores Inc	8,189	227
				Stein Mart Inc	17,969	142
bebe stores inc	10,376	59		Steinway Musical Instruments Inc (a)	14,824	369
Big 5 Sporting Goods Corp	9,392	158		Susser Holdings Corp (a)	2,590	138
Biglari Holdings Inc (a)	1,036	401
Bloomin' Brands Inc (a)	16,190	352		Systemax Inc	9,579	88
				Trans World Entertainment Corp	549	2
Bob Evans Farms Inc	32,348	1,402		Tuesday Morning Corp (a)	75,138	609
Bon-Ton Stores Inc/The	17,216	264		Wendy's Co/The	478,502	2,723
Books-A-Million Inc (a)	13,331	35
				West Marine Inc (a)	39,707	470
Brown Shoe Co Inc	54,942	930		Wet Seal Inc/The (a)	58,843	192
Build-A-Bear Workshop Inc (a)	27,481	139
				Zale Corp (a)	54,558	242
Cabela's Inc (a)	4,279	274
Cache Inc (a)	23,972	92				$66,719
Cash America International Inc	4,496	196		Savings & Loans - 1.39%
CEC Entertainment Inc	8,210	274		Ameriana Bancorp	2,687	25
Children's Place Retail Stores Inc/The (a)	4,025	197		Astoria Financial Corp	164,042	1,573
Christopher & Banks Corp (a)	18,860	131		Atlantic Coast Financial Corp (a)	210	1
Citi Trends Inc (a)	7,098	84		B of I Holding Inc (a)	16,137	658
Coast Distribution System/The (a)	2,597	7		Bank Mutual Corp	34,541	179
Conn's Inc (a)	52,018	2,253		BankFinancial Corp	24,453	193
dELiA*s Inc (a)	4,590	3		BBX Capital Corp (a)	6,468	78
Denny's Corp (a)	8,350	47		BCSB Bancorp Inc (a)	327	5
Destination Maternity Corp	3,018	72		Berkshire Hills Bancorp Inc	37,855	979
Destination XL Group Inc (a)	20,882	104		Brookline Bancorp Inc	76,646	643
Dillard's Inc	34,911	2,877		Camco Financial Corp (a)	7,465	27
DSW Inc	44,075	2,914		Cape Bancorp Inc	3,780	34
Ezcorp Inc (a)	6,028	102		Capitol Federal Financial Inc	27,327	324
Fifth & Pacific Cos Inc (a)	37,604	775		CFS Bancorp Inc	11,190	103
Finish Line Inc/The	8,436	164		Chicopee Bancorp Inc	461	8
First Cash Financial Services Inc (a)	109,601	5,641		Citizens Community Bancorp Inc/WI	2,250	16
Fred's Inc	76,587	1,090		Dime Community Bancshares Inc	28,578	408
Frisch's Restaurants Inc	4,000	65		Eagle Bancorp Montana Inc	111	1
Gaiam Inc (a)	15,945	70		ESB Financial Corp	4,189	59
GNC Holdings Inc	117,675	5,334		ESSA Bancorp Inc	13,347	143
Group 1 Automotive Inc	150,806	9,120		EverBank Financial Corp	34,088	545
Hastings Entertainment Inc/United States	1,165	3		First Defiance Financial Corp	14,023	318
Haverty Furniture Cos Inc	31,222	742		First Federal Bancshares of Arkansas Inc (a)	356	3
hhgregg Inc (a)	16,532	223		First Financial Holdings Inc	12,235	245
Hot Topic Inc	25,576	357		First Financial Northwest Inc	11,828	96
Jack in the Box Inc (a)	76,801	2,754		First Pactrust Bancorp Inc	6,495	74
Jos A Bank Clothiers Inc (a)	795	35		Flagstar Bancorp Inc (a)	9,898	123
Kirkland's Inc (a)	5,478	66		Flushing Financial Corp	50,353	764
Krispy Kreme Doughnuts Inc (a)	15,890	217		Fox Chase Bancorp Inc	11,115	188
Lazare Kaplan International Inc (a)	8,585	13		Hampden Bancorp Inc	695	11
Lithia Motors Inc	27,476	1,361		Heritage Financial Group Inc	4,407	65
Luby's Inc (a)	28,408	193		HF Financial Corp	8,101	109
MarineMax Inc (a)	38,633	448		Hingham Institution for Savings	470	32
Men's Wearhouse Inc	12,322	413		HMN Financial Inc (a)	2,080	15
New York & Co Inc (a)	8,783	39		Home Bancorp Inc (a)	6,158	112
Office Depot Inc (a)	188,927	730		Home Federal Bancorp Inc/ID	10,981	134
OfficeMax Inc	128,543	1,479		HomeStreet Inc	8,580	184

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Savings & Loans (continued)				Semiconductors (continued)
HopFed Bancorp Inc	3,929	$43		GT Advanced Technologies Inc (a)	7,219		$28
Investors Bancorp Inc	20,306	402		Ikanos Communications Inc (a)	9,018		15
LSB Financial Corp/IN	514	11		Integrated Device Technology Inc (a)	32,350		230
Magyar Bancorp Inc (a)	400	2		Integrated Silicon Solution Inc (a)	78,575		720
Mayflower Bancorp Inc	100	1		International Rectifier Corp (a)	88,194		1,871
Meta Financial Group Inc	3,224	86		Intersil Corp	166,073		1,289
MutualFirst Financial Inc	2,937	47		IXYS Corp	9,906		90
NASB Financial Inc (a)	1,692	39		Kulicke & Soffa Industries Inc (a)	31,322		362
Naugatuck Valley Financial Corp	279	2		Lattice Semiconductor Corp (a)	102,793		478
New Hampshire Thrift Bancshares Inc	896	12		LTX-Credence Corp (a)	38,186		225
Northeast Community Bancorp Inc	2,697	16		MEMC Electronic Materials Inc (a)	176,321		952
Northfield Bancorp Inc/NJ	19,080	224		Microsemi Corp (a)	246,075		5,118
Northwest Bancshares Inc	118,283	1,450		MKS Instruments Inc	44,321		1,191
Ocean Shore Holding Co	1,236	18		Nanometrics Inc (a)	9,291		130
OceanFirst Financial Corp	5,794	82		OmniVision Technologies Inc (a)	94,206		1,263
Oritani Financial Corp	6,737	104		Pericom Semiconductor Corp (a)	36,010		233
Pacific Premier Bancorp Inc (a)	7,200	87		Photronics Inc (a)	164,639		1,298
Peoples Federal Bancshares Inc	2,441	46		QLogic Corp (a)	29,205		318
Provident Financial Holdings Inc	13,898	225		Rambus Inc (a)	66,628		464
Provident Financial Services Inc	140,272	2,151		Richardson Electronics Ltd/United States	45,992		540
Provident New York Bancorp	58,979	533		Rovi Corp (a)	38,304		896
Pulaski Financial Corp	3,491	37		Rubicon Technology Inc (a)	13,306		99
Riverview Bancorp Inc (a)	11,395	28		Rudolph Technologies Inc (a)	10,269		120
Rockville Financial Inc	6,506	85		Semtech Corp (a)	131,650		4,222
SI Financial Group Inc	1,687	20		Sigma Designs Inc (a)	52,200		248
Simplicity Bancorp Inc	2,832	42		Silicon Image Inc (a)	46,240		228
Teche Holding Co	1,018	42		Skyworks Solutions Inc (a)	327,525		7,228
Territorial Bancorp Inc	4,445	104		Supertex Inc	16,679		352
TF Financial Corp	1,827	46		Tessera Technologies Inc	51,914		1,058
TierOne Corp (a),(b),(c)	2,447	—		TriQuint Semiconductor Inc (a)	213,283		1,246
Timberland Bancorp Inc/WA	7,281	60		Ultra Clean Holdings (a)	18,057		113
United Community Financial Corp/OH (a)	23,899	99		Veeco Instruments Inc (a)	7,541		287
United Community Financial Corp/OH -	23,899	2					$44,057
Rights (a),(b),(c)
United Financial Bancorp Inc	9,897	147		Software - 3.28%
				Accelrys Inc (a)	14,299		141
Washington Federal Inc	105,271	1,807		ACI Worldwide Inc (a)	89,925		4,227
Waterstone Financial Inc (a)	8,611	69
				Acxiom Corp (a)	35,043		697
Wayne Savings Bancshares Inc	1,380	14		Aspen Technology Inc (a)	2,112		64
Westfield Financial Inc	31,746	239		Audience Inc (a)	1,989		29
WSB Holdings Inc (a)	4,266	28
				Avid Technology Inc (a)	56,007		369
WSFS Financial Corp	5,161	252		Bottomline Technologies de Inc (a)	5,709		150
		$17,177		Broadridge Financial Solutions Inc	289,525		7,290
Semiconductors - 3.56%				Bsquare Corp (a)	81		—
Aeroflex Holding Corp (a)	7,978	59		Concurrent Computer Corp	2,188		15
Alpha & Omega Semiconductor Ltd (a)	25,010	181		CSG Systems International Inc (a)	14,244		308
Ambarella Inc (a)	1,597	22		Digi International Inc (a)	42,277		386
Amkor Technology Inc (a)	209,755	887		Digital River Inc (a)	63,337		918
Amtech Systems Inc (a)	2,722	10		Ebix Inc	2,844		53
ANADIGICS Inc (a)	14,843	31		EPIQ Systems Inc	41,346		578
Applied Micro Circuits Corp (a)	44,897	335		Fair Isaac Corp	130,100		6,060
ATMI Inc (a)	14,101	307		Greenway Medical Technologies (a)	688		9
Axcelis Technologies Inc (a)	53,015	69		GSE Systems Inc (a)	3,462		7
AXT Inc (a)	30,256	87		ManTech International Corp/VA	24,471		653
Brooks Automation Inc	59,197	576		Market Leader Inc (a)	2,508		25
Cascade Microtech Inc (a)	17,404	119		MedAssets Inc (a)	41,084		769
Ceva Inc (a)	2,280	35		Official Payments Holdings Inc (a)	7,785		44
Cirrus Logic Inc (a)	6,350	123		Omnicell Inc (a)	7,553		136
Cohu Inc	32,984	316		Progress Software Corp (a)	15,066		340
Diodes Inc (a)	20,790	421		Rosetta Stone Inc (a)	2,181		37
DSP Group Inc (a)	41,016	331		Sapiens International Corp NV	5,456		32
Emcore Corp (a)	1,615	7		Schawk Inc	9,764		99
Emulex Corp (a)	95,589	573		Seachange International Inc (a)	30,497		331
Entegris Inc (a)	35,883	340		SoundBite Communications Inc	1,020		3
Entropic Communications Inc (a)	34,785	148		SS&C Technologies Holdings Inc (a)	253,996		7,795
Exar Corp (a)	80,971	873		SYNNEX Corp (a)	75,008		2,596
Fairchild Semiconductor International Inc (a)	128,091	1,652		Verint Systems Inc (a)	193,951		6,408
First Solar Inc (a)	66,228	3,083					$40,569
FormFactor Inc (a)	97,018	480
GigOptix Inc (a)	4,322	4		Storage & Warehousing - 0.20%
				Mobile Mini Inc (a)	83,575		2,350
GSI Technology Inc (a)	12,128	76

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
April 30, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Storage & Warehousing (continued)				Toys, Games & Hobbies - 0.04%
Wesco Aircraft Holdings Inc (a)	10,931	$181		Jakks Pacific Inc	47,995	$524
		$2,531
Telecommunications - 1.39%				Transportation - 1.71%
Anaren Inc (a)	8,763	205		Air Transport Services Group Inc (a)	70,241	406
Anixter International Inc	7,202	517		Arkansas Best Corp	36,174	380
ARRIS Group Inc (a)	85,668	1,415		Atlas Air Worldwide Holdings Inc (a)	99,591	3,726
Aviat Networks Inc (a)	81,502	261		Baltic Trading Ltd	7,329	25
Black Box Corp	43,543	946		Bristow Group Inc	76,620	4,842
Calix Inc (a)	10,167	87		CAI International Inc (a)	16,298	415
Cbeyond Inc (a)	10,242	90		Celadon Group Inc	41,850	703
Ciena Corp (a)	26,216	392		Con-way Inc	71,075	2,402
Cincinnati Bell Inc (a)	121,838	429		Covenant Transportation Group Inc (a)	11,049	61
Clearfield Inc (a)	543	4		DHT Holdings Inc	10,525	45
Communications Systems Inc	8,832	86		Eagle Bulk Shipping Inc (a)	25,870	91
Comtech Telecommunications Corp	47,313	1,164		Era Group Inc (a)	28,606	654
Consolidated Communications Holdings Inc	13,332	245		Excel Maritime Carriers Ltd (a)	102,782	42
DigitalGlobe Inc (a)	15,565	455		Frozen Food Express Industries Inc (a)	18,708	24
EarthLink Inc	176,233	1,003		GasLog Ltd	5,558	71
EchoStar Corp (a)	1,273	50		Genco Shipping & Trading Ltd (a)	43,524	74
Finisar Corp (a)	40,479	520		Genesee & Wyoming Inc (a)	1,480	126
General Communication Inc (a)	20,192	196		Gulfmark Offshore Inc	43,260	1,800
Globecomm Systems Inc (a)	19,424	238		Heartland Express Inc	4,383	60
Harmonic Inc (a)	112,609	639		International Shipholding Corp	8,150	147
Hawaiian Telcom Holdco Inc (a)	6,012	145		Marten Transport Ltd	33,433	681
ID Systems Inc (a)	1,586	9		Matson Inc	52,936	1,246
IDT Corp - Class B	3,004	44		Nordic American Tankers Ltd	42,838	381
Infinera Corp (a)	20,260	171		Overseas Shipholding Group Inc (a)	34,268	114
Iridium Communications Inc (a)	142,196	954		Pacer International Inc (a)	3,684	21
Leap Wireless International Inc (a)	53,731	307		PAM Transportation Services Inc	10,768	112
Loral Space & Communications Inc	8,690	534		Patriot Transportation Holding Inc (a)	661	19
NeoPhotonics Corp (a)	1,584	9		PHI Inc (a)	16,706	464
Netgear Inc (a)	5,477	163		Providence and Worcester Railroad Co	4,798	73
Neutral Tandem Inc	2,374	7		Roadrunner Transportation Systems Inc (a)	2,732	62
NII Holdings Inc (a)	41,551	362		Saia Inc (a)	27,833	1,139
Novatel Wireless Inc (a)	17,353	45		Scorpio Tankers Inc	24,795	215
Oclaro Inc (a)	15,101	21		Ship Finance International Ltd	12,861	212
Oplink Communications Inc (a)	28,105	462		Tidewater Inc	5,070	266
Optical Cable Corp	8,872	37		Universal Truckload Services Inc (a)	2,181	55
Orbcomm Inc (a)	64,503	305		USA Truck Inc (a)	8,609	44
Performance Technologies Inc (a)	11,588	10				$21,198
Plantronics Inc	7,380	323
Polycom Inc (a)	51,909	545		Trucking & Leasing - 0.82%
Preformed Line Products Co	1,929	155		AMERCO	17,114	2,750
Premiere Global Services Inc (a)	17,969	201		GATX Corp	85,862	4,375
				Greenbrier Cos Inc (a)	51,813	1,169
Primus Telecommunications Group Inc	1,075	14
Relm Wireless Corp (a)	1,332	3		TAL International Group Inc	34,283	1,419
				Textainer Group Holdings Ltd	6,490	251
RF Industries Ltd	300	2		Willis Lease Finance Corp (a)	10,426	148
RF Micro Devices Inc (a)	180,460	1,012
Shenandoah Telecommunications Co	11,065	181				$10,112
Sonus Networks Inc (a)	44,504	93		Water - 0.07%
Symmetricom Inc (a)	56,689	294		American States Water Co	5,056	281
Telenav Inc (a)	7,761	41		California Water Service Group	4,806	96
Tellabs Inc	506,599	1,049		Consolidated Water Co Ltd	9,507	95
Telular Corp	12,846	164		PICO Holdings Inc (a)	8,677	189
Tessco Technologies Inc	3,245	67		SJW Corp	9,174	232
UniTek Global Services Inc (a)	1,298	1				$893
USA Mobility Inc	20,861	283		TOTAL COMMON STOCKS		$1,170,428
UTStarcom Holdings Corp (a)	7,239	20
Vonage Holdings Corp (a)	40,615	124			Maturity
Westell Technologies Inc (a)	71,349	140		REPURCHASE AGREEMENTS - 4.22%	Amount (000's)	Value(000	's)
WPCS International Inc (a)	2,259	1		Banks - 4.22%
		$17,240		Investment in Joint Trading Account; Credit	$6,144	$6,144
				Suisse Repurchase Agreement; 0.14%
Textiles - 0.20%				dated 04/30/2013 maturing 05/01/2013
Culp Inc	4,875	79		(collateralized by US Government
Dixie Group Inc/The (a)	11,461	69		Securities; $6,267,215; 4.50% - 4.63%;
G&K Services Inc	28,520	1,340		dated 02/15/36 - 02/15/40)
UniFirst Corp/MA	10,723	976
		$2,464

See accompanying notes

Schedule of Investments SmallCap Value Fund II April 30, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $	22,120	$22,119
Bank Repurchase Agreement; 0.15% dated
04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $22,561,974; 0.00% - 7.25%;
dated 07/12/13 - 12/27/32)
Investment in Joint Trading Account; JP	12,903	12,903
Morgan Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government
Securities; $13,161,152; 0.00% - 8.88%;
dated 06/15/15 - 04/15/30)
Investment in Joint Trading Account; Merrill	11,060	11,061
Lynch Repurchase Agreement; 0.14%
dated 04/30/2013 maturing 05/01/2013
(collateralized by US Government Security;
$11,280,987; 0.63%; dated 08/31/17)
		$52,227
TOTAL REPURCHASE AGREEMENTS		$52,227
Total Investments		$1,222,655
Other Assets in Excess of Liabilities, Net - 1.11%		$13,756
TOTAL NET ASSETS - 100.00%		$1,236,411

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $59 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		33.32%
Industrial		14.55%
Consumer, Non-cyclical		14.06%
Consumer, Cyclical		13.14%
Technology		8 .51%
Energy		6 .08%
Basic Materials		3 .67%
Communications		3 .24%
Utilities		2 .23%
Diversified		0 .09%
Other Assets in Excess of Liabilities, Net		1 .11%
TOTAL NET ASSETS		100.00%

Futures Contracts

Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Russell 2000 Mini; June 2013	Long	704	$65,606	$66,535	$929
Total					$929

Amounts in thousands except contracts

See accompanying notes

Glossary to the Schedules of Investments
     April 30, 2013 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period

BOND & MORTGAGE SECURITIES FUND
Class J shares
2013	(c)	$11 .16	$0.12	$0.06	$0.18	($0 .12)	$–	($0 .12)	$11.22
2012		10.69	0 .28	0 .51	0.79	(0 .32)	–	(0 .32)	11.16
2011		10.63	0 .37	0 .07	0.44	(0 .37)	(0.01)	(0 .38)	10.69
2010		9.74	0 .40	0 .81	1.21	(0 .32)	–	(0 .32)	10.63
2009		8.56	0 .43	1 .11	1.54	(0 .36)	–	(0 .36)	9.74
2008		10.55	0 .48	(2 .01)	(1.53)	(0 .46)	–	(0 .46)	8.56
Institutional shares
2013	(c)	11.09	0 .14	0 .05	0.19	(0 .14)	–	(0 .14)	11.14
2012		10.62	0 .33	0 .51	0.84	(0 .37)	–	(0 .37)	11.09
2011		10.57	0 .41	0 .07	0.48	(0 .42)	(0.01)	(0 .43)	10.62
2010		9.68	0 .45	0 .82	1.27	(0 .38)	–	(0 .38)	10.57
2009		8.51	0 .48	1 .10	1.58	(0 .41)	–	(0 .41)	9.68
2008		10.50	0 .54	(2 .01)	(1.47)	(0 .52)	–	(0 .52)	8.51
R-1 shares
2013	(c)	11.09	0 .09	0 .05	0.14	(0 .09)	–	(0 .09)	11.14
2012		10.62	0 .24	0 .50	0.74	(0 .27)	–	(0 .27)	11.09
2011		10.57	0 .32	0 .07	0.39	(0 .33)	(0.01)	(0 .34)	10.62
2010		9.68	0 .37	0 .81	1.18	(0 .29)	–	(0 .29)	10.57
2009		8.51	0 .40	1 .11	1.51	(0 .34)	–	(0 .34)	9.68
2008		10.49	0 .45	(2 .00)	(1.55)	(0 .43)	–	(0 .43)	8.51
R-2 shares
2013	(c)	10.99	0 .10	0 .06	0.16	(0 .10)	–	(0 .10)	11.05
2012		10.53	0 .25	0 .50	0.75	(0 .29)	–	(0 .29)	10.99
2011		10.48	0 .33	0 .07	0.40	(0 .34)	(0.01)	(0 .35)	10.53
2010		9.61	0 .38	0 .80	1.18	(0 .31)	–	(0 .31)	10.48
2009		8.45	0 .41	1 .10	1.51	(0 .35)	–	(0 .35)	9.61
2008		10.42	0 .46	(1 .98)	(1.52)	(0 .45)	–	(0 .45)	8.45
R-3 shares
2013	(c)	11.03	0 .11	0 .06	0.17	(0 .11)	–	(0 .11)	11.09
2012		10.57	0 .27	0 .50	0.77	(0 .31)	–	(0 .31)	11.03
2011		10.52	0 .35	0 .07	0.42	(0 .36)	(0.01)	(0 .37)	10.57
2010		9.64	0 .40	0 .80	1.20	(0 .32)	–	(0 .32)	10.52
2009		8.48	0 .43	1 .09	1.52	(0 .36)	–	(0 .36)	9.64
2008		10.45	0 .48	(1 .99)	(1.51)	(0 .46)	–	(0 .46)	8.48
R-4 shares
2013	(c)	11.22	0 .12	0 .06	0.18	(0 .12)	–	(0 .12)	11.28
2012		10.74	0 .29	0 .52	0.81	(0 .33)	–	(0 .33)	11.22
2011		10.68	0 .38	0 .07	0.45	(0 .38)	(0.01)	(0 .39)	10.74
2010		9.78	0 .42	0 .82	1.24	(0 .34)	–	(0 .34)	10.68
2009		8.60	0 .45	1 .11	1.56	(0 .38)	–	(0 .38)	9.78
2008		10.60	0 .50	(2 .02)	(1.52)	(0 .48)	–	(0 .48)	8.60
R-5 shares
2013	(c)	11.04	0 .13	0 .06	0.19	(0 .13)	–	(0 .13)	11.10
2012		10.58	0 .30	0 .50	0.80	(0 .34)	–	(0 .34)	11.04
2011		10.53	0 .38	0 .07	0.45	(0 .39)	(0.01)	(0 .40)	10.58
2010		9.65	0 .43	0 .80	1.23	(0 .35)	–	(0 .35)	10.53
2009		8.48	0 .46	1 .10	1.56	(0 .39)	–	(0 .39)	9.65
2008		10.46	0 .51	(1 .99)	(1.48)	(0 .50)	–	(0 .50)	8.48

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

1.59%(d),(e)		$193,000	0.96%	(f)	1.16%(f)	2.14%	(f)	212.5%	(f)
7.49	(e)	201,223	0.99		1.20	2.60		218.6
4.27	(e)	203,129	0.98		1.12	3.46		265.5
12.71	(e)	209,290	1.08		1.15	3.98		357.4
18.65	(e)	191,259	1.12		1.17	4.93		365.1
(15 .03)	(e)	186,176	1.08		–	4.87		302.6

1.73	(d)	1,966,192	0.52 (f)	,(g)	–	2.58	(f)	212.5	(f)
8.04		1,828,579	0.53	(g)	–	3.04		218.6
4.67		1,478,603	0.53	(g)	–	3.91		265.5
13.41		1,438,541	0.53	(g)	–	4.53		357.4
19.31		1,512,248	0.53	(g)	–	5.58		365.1
(14 .55)		1,971,313	0.52		–	5.45		302.6

1.29	(d)	7,954	1.40	(f)	–	1.70	(f)	212.5	(f)
7.10		11,645	1.41		–	2.18		218.6
3.75		11,158	1.41		–	3.03		265.5
12.43		10,669	1.41		–	3.66		357.4
18.28		9,763	1.41		–	4.59		365.1
(15 .25)		6,999	1.40		–	4.57		302.6

1.46	(d)	17,441	1.27	(f)	–	1.83	(f)	212.5	(f)
7.21		19,392	1.28		–	2.32		218.6
3.93		20,576	1.28		–	3.18		265.5
12.46		28,778	1.28		–	3.78		357.4
18.45		29,688	1.28		–	4.77		365.1
(15 .14)		28,127	1.27		–	4.68		302.6

1.54	(d)	35,049	1.09	(f)	–	2.01	(f)	212.5	(f)
7.37		38,896	1.10		–	2.50		218.6
4.10		41,063	1.10		–	3.34		265.5
12.73		41,586	1.10		–	3.97		357.4
18.59		45,851	1.10		–	4.97		365.1
(14 .93)		48,733	1.09		–	4.86		302.6

1.61	(d)	36,543	0.90	(f)	–	2.20	(f)	212.5	(f)
7.64		37,187	0.91		–	2.67		218.6
4.32		32,495	0.91		–	3.53		265.5
12.95		36,175	0.91		–	4.14		357.4
18.78		25,843	0.91		–	5.13		365.1
(14 .85)		22,799	0.90		–	5.05		302.6

1.70	(d)	52,625	0.78	(f)	–	2.32	(f)	212.5	(f)
7.70		70,930	0.79		–	2.79		218.6
4.41		63,753	0.79		–	3.66		265.5
13.06		59,861	0.79		–	4.26		357.4
19.08		58,888	0.79		–	5.27		365.1
(14 .74)		67,063	0.78		–	5.16		302.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

CORE PLUS BOND FUND I
Institutional shares
2013	(b)	$11 .75	$0.11	$0.14	$0.25	($0 .35)	($0 .16)	($0 .51)	$11.49
2012		11.10	0 .29	0 .67	0 .96	(0 .31)	–	(0 .31)	11.75
2011		11.65	0 .31	(0 .28)	0 .03	(0 .17)	(0 .41)	(0 .58)	11.10
2010		11.04	0 .25	0 .78	1 .03	(0 .31)	(0 .11)	(0 .42)	11.65
2009		9.95	0 .36	1 .01	1 .37	(0 .24)	(0 .04)	(0 .28)	11.04
2008	(f)	10 .00	0 .01	(0 .06)	(0 .05)	–	–	–	9.95
R-1 shares
2013	(b)	11.61	0 .06	0 .14	0 .20	(0 .26)	(0 .16)	(0 .42)	11.39
2012		11.00	0 .19	0 .67	0 .86	(0 .25)	–	(0 .25)	11.61
2011		11.59	0 .21	(0 .27)	(0 .06)	(0 .12)	(0 .41)	(0 .53)	11.00
2010		11.00	0 .15	0 .77	0 .92	(0 .22)	(0 .11)	(0 .33)	11.59
2009		9.94	0 .28	1 .01	1 .29	(0 .19)	(0 .04)	(0 .23)	11.00
2008	(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-2 shares
2013	(b)	11.63	0 .07	0 .13	0 .20	(0 .25)	(0 .16)	(0 .41)	11.42
2012		11.01	0 .21	0 .67	0 .88	(0 .26)	–	(0 .26)	11.63
2011		11.60	0 .23	(0 .28)	(0 .05)	(0 .13)	(0 .41)	(0 .54)	11.01
2010		11.00	0 .17	0 .77	0 .94	(0 .23)	(0 .11)	(0 .34)	11.60
2009		9.94	0 .29	1 .02	1 .31	(0 .21)	(0 .04)	(0 .25)	11.00
2008	(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-3 shares
2013	(b)	11.66	0 .08	0 .13	0 .21	(0 .26)	(0 .16)	(0 .42)	11.45
2012		11.03	0 .23	0 .67	0 .90	(0 .27)	–	(0 .27)	11.66
2011		11.61	0 .25	(0 .28)	(0 .03)	(0 .14)	(0 .41)	(0 .55)	11.03
2010		11.01	0 .19	0 .77	0 .96	(0 .25)	(0 .11)	(0 .36)	11.61
2009		9.94	0 .31	1 .01	1 .32	(0 .21)	(0 .04)	(0 .25)	11.01
2008	(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-4 shares
2013	(b)	11.73	0 .09	0 .14	0 .23	(0 .31)	(0 .16)	(0 .47)	11.49
2012		11.09	0 .25	0 .68	0 .93	(0 .29)	–	(0 .29)	11.73
2011		11.66	0 .27	(0 .28)	(0 .01)	(0 .15)	(0 .41)	(0 .56)	11.09
2010		11.06	0 .21	0 .76	0 .97	(0 .26)	(0 .11)	(0 .37)	11.66
2009		9.94	0 .32	1 .05	1 .37	(0 .21)	(0 .04)	(0 .25)	11.06
2008	(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94
R-5 shares
2013	(b)	11.72	0 .10	0 .14	0 .24	(0 .33)	(0 .16)	(0 .49)	11.47
2012		11.08	0 .26	0 .67	0 .93	(0 .29)	–	(0 .29)	11.72
2011		11.64	0 .28	(0 .27)	0 .01	(0 .16)	(0 .41)	(0 .57)	11.08
2010		11.04	0 .22	0 .77	0 .99	(0 .28)	(0 .11)	(0 .39)	11.64
2009		9.94	0 .34	1 .03	1 .37	(0 .23)	(0 .04)	(0 .27)	11.04
2008	(f)	10 .00	–	(0 .06)	(0 .06)	–	–	–	9.94

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.21%	(c)	$3,434,960	0.56%	(d)	1 .97%	(d)	222.4%	(d)
8.93		3,396,895	0.56		2 .57		274.5
0.45		2,982,944	0.57		2 .81		339.9
9.57		2,869,003	0.58	(e)	2 .26		186.8
13.92		2,058,784	0.60	(e)	3 .39		356.2
(0 .50)	(c)	58,587	0 .65 (d)	,(e)	0 .63	(d)	551.3	(d)

1.78	(c)	3,756	1.43	(d)	1 .07	(d)	222.4	(d)
7.98		3,541	1.44		1 .70		274.5
(0 .37)		3,165	1.44		1 .94		339.9
8.56		3,446	1.45	(e)	1 .35		186.8
13.07		1,572	1.47	(e)	2 .63		356.2
(0 .60)	(c)	15	1 .53 (d)	,(e)	(0 .32	) (d)	551.3	(d)

1.80	(c)	5,651	1.30	(d)	1 .20	(d)	222.4	(d)
8.14		5,894	1.31		1 .90		274.5
(0 .29)		8,343	1.31		2 .07		339.9
8.74		8,899	1.32	(e)	1 .51		186.8
13.25		6,139	1.34	(e)	2 .66		356.2
(0 .60)	(c)	15	1 .40 (d)	,(e)	(0 .16	) (d)	551.3	(d)

1.90	(c)	16,824	1.12	(d)	1 .41	(d)	222.4	(d)
8.34		20,281	1.13		2 .01		274.5
(0 .11)		22,367	1.13		2 .25		339.9
8.94		24,917	1.14	(e)	1 .69		186.8
13.35		14,771	1.16	(e)	2 .89		356.2
(0 .60)	(c)	15	1 .22 (d)	,(e)	0 .00	(d)	551.3	(d)

2.01	(c)	10,562	0.93	(d)	1 .60	(d)	222.4	(d)
8.58		13,861	0.94		2 .21		274.5
0.08		11,005	0.94		2 .44		339.9
9.06		8,217	0.95	(e)	1 .87		186.8
13.93		7,675	0.97	(e)	3 .01		356.2
(0 .60)	(c)	15	1 .03 (d)	,(e)	0 .16	(d)	551.3	(d)

2.10	(c)	40,644	0.81	(d)	1 .71	(d)	222.4	(d)
8.66		35,517	0.82		2 .33		274.5
0.23		27,060	0.82		2 .56		339.9
9.21		30,083	0.83	(e)	1 .95		186.8
13.85		8,281	0.85	(e)	3 .15		356.2
(0 .60)	(c)	15	0 .91 (d)	,(e)	0 .32	(d)	551.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2013.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 30, 2008, date operations commenced, through October 31, 2008.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

DIVERSIFIED INTERNATIONAL FUND
Class J shares
2013	(c)	$9 .77	$0.08	$1 .32	$1.40	($0 .17)	$–	($0 .17)	$11.00
2012		9.31	0 .16	0 .41	0 .57	(0 .11)	–	(0 .11)	9.77
2011		9.70	0 .15	(0 .45)	(0 .30)	(0 .09)	–	(0 .09)	9.31
2010		8.59	0 .08	1 .14	1 .22	(0 .11)	–	(0 .11)	9.70
2009		7.37	0 .09	1 .28	1 .37	(0 .15)	–	(0 .15)	8.59
2008		17 .16	0 .16	(7 .90)	(7 .74)	(0 .08)	(1 .97)	(2 .05)	7.37
Institutional shares
2013	(c)	9.87	0 .11	1 .32	1 .43	(0 .22)	–	(0 .22)	11.08
2012		9.40	0 .21	0 .41	0 .62	(0 .15)	–	(0 .15)	9.87
2011		9.79	0 .20	(0 .44)	(0 .24)	(0 .15)	–	(0 .15)	9.40
2010		8.67	0 .13	1 .15	1 .28	(0 .16)	–	(0 .16)	9.79
2009		7.44	0 .14	1 .31	1 .45	(0 .22)	–	(0 .22)	8.67
2008		17 .34	0 .23	(7 .98)	(7 .75)	(0 .18)	(1 .97)	(2 .15)	7.44
R-1 shares
2013	(c)	9.80	0 .05	1 .33	1 .38	(0 .12)	–	(0 .12)	11.06
2012		9.33	0 .13	0 .40	0 .53	(0 .06)	–	(0 .06)	9.80
2011		9.72	0 .11	(0 .44)	(0 .33)	(0 .06)	–	(0 .06)	9.33
2010		8.62	0 .05	1 .15	1 .20	(0 .10)	–	(0 .10)	9.72
2009		7.38	0 .08	1 .29	1 .37	(0 .13)	–	(0 .13)	8.62
2008		17 .20	0 .12	(7 .93)	(7 .81)	(0 .04)	(1 .97)	(2 .01)	7.38
R-2 shares
2013	(c)	9.77	0 .06	1 .33	1 .39	(0 .14)	–	(0 .14)	11.02
2012		9.30	0 .14	0 .40	0 .54	(0 .07)	–	(0 .07)	9.77
2011		9.69	0 .12	(0 .44)	(0 .32)	(0 .07)	–	(0 .07)	9.30
2010		8.58	0 .06	1 .15	1 .21	(0 .10)	–	(0 .10)	9.69
2009		7.34	0 .09	1 .28	1 .37	(0 .13)	–	(0 .13)	8.58
2008		17 .12	0 .14	(7 .89)	(7 .75)	(0 .06)	(1 .97)	(2 .03)	7.34
R-3 shares
2013	(c)	9.83	0 .07	1 .32	1 .39	(0 .16)	–	(0 .16)	11.06
2012		9.35	0 .16	0 .41	0 .57	(0 .09)	–	(0 .09)	9.83
2011		9.75	0 .14	(0 .45)	(0 .31)	(0 .09)	–	(0 .09)	9.35
2010		8.64	0 .08	1 .15	1 .23	(0 .12)	–	(0 .12)	9.75
2009		7.40	0 .10	1 .29	1 .39	(0 .15)	–	(0 .15)	8.64
2008		17 .24	0 .16	(7 .94)	(7 .78)	(0 .09)	(1 .97)	(2 .06)	7.40
R-4 shares
2013	(c)	9.97	0 .08	1 .35	1 .43	(0 .18)	–	(0 .18)	11.22
2012		9.49	0 .18	0 .41	0 .59	(0 .11)	–	(0 .11)	9.97
2011		9.89	0 .17	(0 .46)	(0 .29)	(0 .11)	–	(0 .11)	9.49
2010		8.75	0 .09	1 .18	1 .27	(0 .13)	–	(0 .13)	9.89
2009		7.51	0 .12	1 .30	1 .42	(0 .18)	–	(0 .18)	8.75
2008		17 .47	0 .19	(8 .06)	(7 .87)	(0 .12)	(1 .97)	(2 .09)	7.51
R-5 shares
2013	(c)	9.96	0 .09	1 .33	1 .42	(0 .19)	–	(0 .19)	11.19
2012		9.48	0 .19	0 .41	0 .60	(0 .12)	–	(0 .12)	9.96
2011		9.88	0 .18	(0 .46)	(0 .28)	(0 .12)	–	(0 .12)	9.48
2010		8.67	0 .11	1 .24	1 .35	(0 .14)	–	(0 .14)	9.88
2009		7.44	0 .12	1 .30	1 .42	(0 .19)	–	(0 .19)	8.67
2008		17 .32	0 .20	(7 .97)	(7 .77)	(0 .14)	(1 .97)	(2 .11)	7.44

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

14.43%(d),(e)		$198,670	1.32	%(f)	1 .52	%(f)	1 .48	%(f)	80.0	%(f)
6.23	(e)	183,831	1.40		1 .59		1 .76		74.2
(3 .16	) (e)	194,184	1.38		1 .52		1 .52		75.7	(g)
14.31	(e)	179,226	1.51		1 .58		0 .86		105.9
19.01	(e)	166,334	1.55		1 .60		1 .29		115.6
(50 .57	) (e)	145,271	1.50		–		1 .29		101.5

14.65	(d)	3,797,314	0.87	(f)	0.87	(f)	2.05	(f)	80.0	(f)
6.76		2,833,609	0.89		0 .89		2 .25		74.2
(2 .61)		2,101,900	0.91		0 .91		1 .95		75.7	(g)
14.90		1,087,289	0.92		0 .92		1 .49		105.9
20.01		736,705	0.91		0 .91		1 .95		115.6
(50 .36)		621,394	0.93		–		1 .87		101.5

14.21	(d)	7,851	1.74	(f)	–		1.02	(f)	80.0	(f)
5.81		7,944	1.76		–		1 .42		74.2
(3 .48)		8,504	1.79		–		1 .11		75.7	(g)
13.95		9,424	1.79		–		0 .60		105.9
18.88		9,081	1.79		–		1 .04		115.6
(50 .78)		6,336	1.81		–		0 .99		101.5

14.30	(d)	12,888	1.61	(f)	–		1.18	(f)	80.0	(f)
5.92		13,572	1.63		–		1 .54		74.2
(3 .39)		15,277	1.66		–		1 .25		75.7	(g)
14.18		19,385	1.66		–		0 .70		105.9
18.96		20,324	1.66		–		1 .17		115.6
(50 .70)		18,080	1.68		–		1 .13		101.5

14.29	(d)	58,000	1.43	(f)	–		1.36	(f)	80.0	(f)
6.24		53,185	1.45		–		1 .70		74.2
(3 .25)		61,344	1.48		–		1 .44		75.7	(g)
14.29		67,216	1.48		–		0 .88		105.9
19.23		69,007	1.48		–		1 .36		115.6
(50 .61)		57,078	1.50		–		1 .31		101.5

14.50	(d)	49,748	1.24	(f)	–		1.61	(f)	80.0	(f)
6.35		41,896	1.26		–		1 .91		74.2
(3 .04)		43,879	1.29		–		1 .63		75.7	(g)
14.63		49,117	1.29		–		1 .05		105.9
19.43		50,972	1.29		–		1 .55		115.6
(50 .53)		36,959	1.31		–		1 .57		101.5

14.45	(d)	80,419	1.12	(f)	–		1.68	(f)	80.0	(f)
6.50		80,363	1.14		–		2 .00		74.2
(2 .90)		80,613	1.17		–		1 .75		75.7	(g)
15.71	(h)	76,608	1.17		–		1 .18		105.9
19.54		82,482	1.17		–		1 .66		115.6
(50 .43)		59,805	1.19		–		1 .57		101.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes approximately $86,522,000 of sales from portfolio realignment from the acquisition of International Growth Fund.
(h)	In March, 2010, the Class experienced a significant one time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

EQUITY INCOME FUND
Institutional shares
2013	(b)	$19 .49	$0.33	$2.52	$2.85	($0 .33)	$–	($0 .33)	$22.01
2012		17.59	0 .58	1 .87	2 .45	(0 .55)	–	(0 .55)	19.49
2011		16.93	0 .56	0 .64	1 .20	(0 .54)	–	(0 .54)	17.59
2010		14.40	0 .50	2 .49	2 .99	(0 .46)	–	(0 .46)	16.93
2009		13.82	0 .45	0 .61	1 .06	(0 .48)	–	(0 .48)	14.40
2008		23.82	0 .48	(7 .98)	(7 .50)	(0 .46)	(2 .04)	(2 .50)	13.82
R-1 shares
2013	(b)	19.40	0 .24	2 .51	2 .75	(0 .24)	–	(0 .24)	21.91
2012		17.52	0 .42	1 .86	2 .28	(0 .40)	–	(0 .40)	19.40
2011		16.89	0 .39	0 .66	1 .05	(0 .42)	–	(0 .42)	17.52
2010	(e)	15.52	0 .23	1 .40	1 .63	(0 .26)	–	(0 .26)	16.89
R-2 shares
2013	(b)	19.46	0 .25	2 .53	2 .78	(0 .26)	–	(0 .26)	21.98
2012		17.57	0 .43	1 .89	2 .32	(0 .43)	–	(0 .43)	19.46
2011		16.89	0 .41	0 .66	1 .07	(0 .39)	–	(0 .39)	17.57
2010	(e)	15.52	0 .21	1 .43	1 .64	(0 .27)	–	(0 .27)	16.89
R-3 shares
2013	(b)	19.41	0 .27	2 .52	2 .79	(0 .27)	–	(0 .27)	21.93
2012		17.53	0 .46	1 .88	2 .34	(0 .46)	–	(0 .46)	19.41
2011		16.89	0 .45	0 .64	1 .09	(0 .45)	–	(0 .45)	17.53
2010	(e)	15.52	0 .25	1 .40	1 .65	(0 .28)	–	(0 .28)	16.89
R-4 shares
2013	(b)	19.45	0 .29	2 .51	2 .80	(0 .29)	–	(0 .29)	21.96
2012		17.56	0 .49	1 .89	2 .38	(0 .49)	–	(0 .49)	19.45
2011		16.92	0 .46	0 .66	1 .12	(0 .48)	–	(0 .48)	17.56
2010	(e)	15.52	0 .20	1 .49	1 .69	(0 .29)	–	(0 .29)	16.92
R-5 shares
2013	(b)	19.47	0 .30	2 .52	2 .82	(0 .30)	–	(0 .30)	21.99
2012		17.58	0 .51	1 .89	2 .40	(0 .51)	–	(0 .51)	19.47
2011		16.93	0 .50	0 .65	1 .15	(0 .50)	–	(0 .50)	17.58
2010	(e)	15.52	0 .15	1 .55	1 .70	(0 .29)	–	(0 .29)	16.93

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

14.76	%(c)	$3,639,009	0.52	%(d)	3 .22	%(d)	15.0	%(d)
14.10		3,105,517	0.52		3 .09		23.5
7.15		2,527,743	0.52		3 .20		16.6
21.03		1,828,045	0.52		3 .16		22.1
8.07		1,097,669	0.53		3 .47		35.3
(34.79)		1,132,181	0.52		2 .56		75.8

14.30	(c)	3,061	1.39	(d)	2.37	(d)	15.0	(d)
13.09		2,790	1.39		2 .24		23.5
6.23		2,495	1.39		2 .24		16.6
10.62	(c)	374	1.42	(d)	2.13	(d)	22.1	(d)

14.38	(c)	8,923	1.26	(d)	2.50	(d)	15.0	(d)
13.29		7,317	1.26		2 .29		23.5
6.39		3,313	1.26		2 .33		16.6
10.67	(c)	371	1.29	(d)	1.92	(d)	22.1	(d)

14.53	(c)	62,275	1.08	(d)	2.63	(d)	15.0	(d)
13.45		44,323	1.08		2 .47		23.5
6.53		22,727	1.08		2 .56		16.6
10.81	(c)	3,815	1.11	(d)	2.39	(d)	22.1	(d)

14.54	(c)	46,963	0.89	(d)	2.82	(d)	15.0	(d)
13.70		31,695	0.89		2 .61		23.5
6.70		11,013	0.89		2 .65		16.6
11.03	(c)	750	0.92	(d)	1.87	(d)	22.1	(d)

14.64	(c)	132,016	0.77	(d)	2.99	(d)	15.0	(d)
13.81		106,715	0.77		2 .71		23.5
6.86		27,719	0.77		2 .87		16.6
11.11	(c)	5,904	0.80	(d)	1.37	(d)	22.1	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2013.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2013	(b)	$14.10	$0.36	$0.63	$0.99	($0 .42)	($0 .12)	($0 .54)	$14.55
2012		12.94	0 .81	1 .15	1 .96	(0 .76)	(0 .04)	(0 .80)	14.10
2011		13.31	0 .83	(0.35)	0 .48	(0 .74)	(0 .11)	(0 .85)	12.94
2010		12.72	0 .77	1 .67	2 .44	(0 .80)	(1 .05)	(1 .85)	13.31
2009	(g)	10.00	0 .67	2 .72	3 .39	(0 .67)	–	(0 .67)	12.72

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Dividends and Interest Expense on Shorts and Short Sale Fees)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.20%	(c)	$885,166	0 .88%	(d)	0.78%(d),(e),(f)	5 .11%	(d)	64.9%	(d)
15.67		751,759	0.80	(f)	N/A	6 .01		50.8
3.61		553,989	0.81	(f)	N/A	6 .27		47.6
21.42		224,071	0.87	(f)	N/A	6 .13		75.5
35.24	(c)	72,681	0.90 (d)	,(f)	N/A	7 .00	(d)	182.5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2013.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from December 15, 2008, date operations commenced, through October 31, 2009.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2013	(b)	$8 .25	$0.09	$1.44	$1.53	($0 .38)	($0 .15)	($0.53)	$9.25
2012		7.07	0 .15	1 .21	1.36	(0 .18)	–	(0.18)	8 .25
2011		7.18	0 .12	(0 .07)	0.05	(0 .12)	(0 .04)	(0.16)	7 .07
2010		5.67	0 .13	1 .66	1.79	(0 .28)	–	(0.28)	7 .18
2009		5.03	0 .14	0 .77	0.91	(0 .27)	–	(0.27)	5 .67
2008		10 .08	0 .19	(5 .06)	(4.87)	(0 .18)	–	(0.18)	5 .03

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

19.38%	(c)	$1,275,715	0.91%(d),(e)		2 .21%(d)	72.7%(d)
19.67		1,077,821	0.93	(e)	1 .92	87.9
0.74		246,174	0.95	(e)	1 .67	78.8
32.52	(f)	9	0.95	(e)	2 .23	194.8
19.46		1,134	0.95	(e)	3 .12	131.1
(48.97)		1,006	0.95	(e)	2 .45	100.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2013.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	During 2010, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return

GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2013	(c)	$11 .38	$0 .11	$–	$0.11	($0 .15)	($0 .15)	$11 .34	1.01%(d),(e)
2012		11 .28	0 .29	0 .19	0.48	(0 .38)	(0 .38)	11 .38	4 .28	(e)
2011		11 .30	0 .35	0 .02	0.37	(0 .39)	(0 .39)	11 .28	3 .40	(e)
2010		10 .90	0 .40	0 .43	0.83	(0 .43)	(0 .43)	11 .30	7 .73	(e)
2009	(g)	10 .68	0 .38	0 .23	0.61	(0 .39)	(0 .39)	10 .90	5 .87 (d)	,(e)
Institutional shares
2013	(c)	11 .37	0 .14	–	0.14	(0 .18)	(0 .18)	11 .33	1 .24	(d)
2012		11 .27	0 .34	0 .19	0.53	(0 .43)	(0 .43)	11 .37	4 .80
2011		11 .29	0 .40	0 .03	0.43	(0 .45)	(0 .45)	11 .27	3 .91
2010		10 .90	0 .46	0 .41	0.87	(0 .48)	(0 .48)	11 .29	8 .16
2009		10 .35	0 .50	0 .56	1.06	(0 .51)	(0 .51)	10 .90	10.42
2008		10 .54	0 .51	(0 .17)	0.34	(0 .53)	(0 .53)	10 .35	3 .23
R-1 shares
2013	(c)	11 .38	0 .09	–	0.09	(0 .14)	(0 .14)	11 .33	0 .76	(d)
2012		11 .27	0 .26	0 .19	0.45	(0 .34)	(0 .34)	11 .38	4 .07
2011		11 .29	0 .32	0 .02	0.34	(0 .36)	(0 .36)	11 .27	3 .11
2010		10 .90	0 .37	0 .41	0.78	(0 .39)	(0 .39)	11 .29	7 .32
2009	(g)	10 .68	0 .35	0 .24	0.59	(0 .37)	(0 .37)	10 .90	5 .61	(d)
R-2 shares
2013	(c)	11 .38	0 .10	(0 .01)	0.09	(0 .14)	(0 .14)	11 .33	0 .82	(d)
2012		11 .27	0 .27	0 .20	0.47	(0 .36)	(0 .36)	11 .38	4 .21
2011		11 .29	0 .33	0 .03	0.36	(0 .38)	(0 .38)	11 .27	3 .24
2010		10 .90	0 .39	0 .41	0.80	(0 .41)	(0 .41)	11 .29	7 .46
2009	(g)	10 .68	0 .36	0 .24	0.60	(0 .38)	(0 .38)	10 .90	5 .73	(d)
R-3 shares
2013	(c)	11 .38	0 .11	(0 .01)	0.10	(0 .15)	(0 .15)	11 .33	0 .91	(d)
2012		11 .27	0 .29	0 .20	0.49	(0 .38)	(0 .38)	11 .38	4 .40
2011		11 .29	0 .35	0 .03	0.38	(0 .40)	(0 .40)	11 .27	3 .43
2010		10 .90	0 .40	0 .42	0.82	(0 .43)	(0 .43)	11 .29	7 .66
2009	(g)	10 .68	0 .38	0 .24	0.62	(0 .40)	(0 .40)	10 .90	5 .90	(d)
R-4 shares
2013	(c)	11 .38	0 .12	–	0.12	(0 .16)	(0 .16)	11 .34	1 .09	(d)
2012		11 .27	0 .31	0 .20	0.51	(0 .40)	(0 .40)	11 .38	4 .59
2011		11 .29	0 .37	0 .03	0.40	(0 .42)	(0 .42)	11 .27	3 .62
2010		10 .90	0 .42	0 .42	0.84	(0 .45)	(0 .45)	11 .29	7 .86
2009	(g)	10 .68	0 .39	0 .24	0.63	(0 .41)	(0 .41)	10 .90	6 .07	(d)
R-5 shares
2013	(c)	11 .39	0 .13	(0 .01)	0.12	(0 .17)	(0 .17)	11 .34	1 .07	(d)
2012		11 .28	0 .32	0 .20	0.52	(0 .41)	(0 .41)	11 .39	4 .72
2011		11 .30	0 .38	0 .03	0.41	(0 .43)	(0 .43)	11 .28	3 .74
2010		10 .90	0 .44	0 .42	0.86	(0 .46)	(0 .46)	11 .30	8 .08
2009	(g)	10 .68	0 .41	0 .24	0.65	(0 .43)	(0 .43)	10 .90	6 .18	(d)

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$166,212	0.97	%(f)	1.17	%(f)	2.01	%(f)	38.2	%(f)
156,522	1 .00		1.23		2 .53		52.8
123,734	1 .00		1.16		3 .11		104.7
112,730	1 .00		1.20		3 .63		51.2
94,354	1 .00	(f)	1 .29	(f)	3 .96	(f)	26 .6	(f)

1,092,909	0.51	(f)	–		2.47	(f)	38.2	(f)
1,044,466	0 .51		–		3 .04		52.8
1,020,836	0 .51		–		3 .60		104.7
980,476	0 .51		–		4 .13		51.2
893,919	0 .51		–		4 .66		26.6
1,037,568	0 .50		–		4.79		5.3

3,531	1 .29 (f)	,(h)	–		1.69	(f)	38.2	(f)
3,722	1.29	(h)	–		2 .25		52.8
3,517	1.29	(h)	–		2 .84		104.7
4,485	1.29	(h)	–		3 .33		51.2
2,796	1 .29 (f)	,(h)	–		3.66	(f)	26.6	(f)

5,726	1 .16 (f)	,(h)	–		1.82	(f)	38.2	(f)
6,464	1.16	(h)	–		2 .39		52.8
7,276	1.16	(h)	–		2 .96		104.7
8,002	1.16	(h)	–		3 .48		51.2
8,843	1 .16 (f)	,(h)	–		3.80	(f)	26.6	(f)

20,229	0 .98 (f)	,(h)	–		2.00	(f)	38.2	(f)
21,930	0.98	(h)	–		2 .56		52.8
20,798	0.98	(h)	–		3 .13		104.7
20,070	0.98	(h)	–		3 .63		51.2
11,551	0 .98 (f)	,(h)	–		3.98	(f)	26.6	(f)

11,903	0 .79 (f)	,(h)	–		2.19	(f)	38.2	(f)
11,093	0.79	(h)	–		2 .75		52.8
9,295	0.79	(h)	–		3 .31		104.7
7,364	0.79	(h)	–		3 .82		51.2
4,235	0 .79 (f)	,(h)	–		4.17	(f)	26.6	(f)

19,405	0 .67 (f)	,(h)	–		2.31	(f)	38.2	(f)
21,996	0.67	(h)	–		2 .87		52.8
17,909	0.67	(h)	–		3 .44		104.7
15,243	0.67	(h)	–		3 .95		51.2
11,805	0 .67 (f)	,(h)	–		4.29	(f)	26.6	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

HIGH YIELD FUND
Institutional shares
2013	(c)	$7 .80	$0.27	$0.32	$0.59	($0 .29)	($0 .07)	($0.36)	$8.03
2012		7.69	0 .55	0 .39	0.94	(0 .57)	(0 .26)	(0.83)	7 .80
2011		8.15	0 .63	(0 .28)	0.35	(0 .66)	(0 .15)	(0.81)	7 .69
2010		7.59	0 .68	0 .57	1.25	(0 .69)	–	(0.69)	8 .15
2009		6.10	0 .64	1 .54	2.18	(0 .69)	–	(0.69)	7 .59
2008		8.74	0 .62	(2 .39)	(1.77)	(0 .63)	(0 .24)	(0.87)	6 .10

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.71% (d)	$889,950	0.56%(e)	0 .57%(e)	6 .88%(e)	75.1%(e)
13.17	721,892	0.56	0.59	7 .19	82.6
4.45	744,655	0.56	0.57	7 .91	82.8
17.23	975,311	0.56	0.57	8 .64	77.8
37.90	800,853	0.54	–	9 .60	57.0
(22.14)	447,491	0.53	–	7 .82	28.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

HIGH YIELD FUND I
Institutional shares
2013	(b)	$11 .37	$0.34	$0.44	$0.78	($0 .91)	($0 .31)	($1 .22)	$10.93
2012		11.05	0 .73	0 .54	1 .27	(0 .73)	(0 .22)	(0 .95)	11.37
2011		11.64	0 .83	(0 .42)	0 .41	(0 .85)	(0 .15)	(1 .00)	11.05
2010		10.67	0 .94	1 .00	1 .94	(0 .97)	–	(0 .97)	11.64
2009		8.19	0 .91	2 .33	3 .24	(0 .76)	–	(0 .76)	10.67
2008		10.61	0 .79	(2 .89)	(2 .10)	(0 .32)	–	(0 .32)	8 .19

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.35% (c)	$1,470,125	0.65%(d)	6.26%(d)	65.7%(d)
12.65	1,189,513	0.65	6.75	75.0
3.87	1,633,132	0.65	7.50	67.4
19.54	1,276,786	0.65	8.77	100.0
44.36	1,015,076	0.65	10.34	103.8
(20.38)	662,079	0.65	8.00	67.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2013.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.

See accompanying notes

				FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return

INCOME FUND
Class J shares
2013	(c)	$10 .00	$0 .17	$0.06	$0.23	($0 .18)	($0 .18)	$10 .05	2.35%(d),(e)
2012		9 .57	0 .39	0 .45	0 .84	(0 .41)	(0 .41)	10 .00	9 .03	(e)
2011		9 .67	0 .43	(0.06)	0 .37	(0 .47)	(0 .47)	9 .57	3 .91	(e)
2010		9 .28	0 .48	0 .41	0 .89	(0 .50)	(0 .50)	9 .67	9 .91	(e)
2009	(g)	9 .24	0 .04	0 .04	0 .08	(0 .04)	(0 .04)	9 .28	0 .92 (d)	,(e)
Institutional shares
2013	(c)	10 .00	0 .19	0 .07	0 .26	(0 .21)	(0 .21)	10 .05	2 .59	(d)
2012		9 .57	0 .44	0 .46	0 .90	(0 .47)	(0 .47)	10 .00	9 .62
2011		9 .68	0 .49	(0.08)	0 .41	(0 .52)	(0 .52)	9 .57	4 .41
2010		9 .28	0 .54	0 .42	0 .96	(0 .56)	(0 .56)	9 .68	10.65
2009		7 .85	0 .55	1 .44	1 .99	(0 .56)	(0 .56)	9 .28	26.21
2008		9 .01	0 .51	(1.14)	(0 .63)	(0 .53)	(0 .53)	7 .85	(7 .51)
R-1 shares
2013	(c)	10 .00	0 .14	0 .08	0 .22	(0 .16)	(0 .16)	10 .06	2 .25	(d)
2012		9 .57	0 .36	0 .45	0 .81	(0 .38)	(0 .38)	10 .00	8 .68
2011		9 .68	0 .40	(0.07)	0 .33	(0 .44)	(0 .44)	9 .57	3 .51
2010	(h)	9 .27	0 .30	0 .40	0 .70	(0 .29)	(0 .29)	9 .68	7 .68	(d)
R-2 shares
2013	(c)	10 .01	0 .15	0 .07	0 .22	(0 .17)	(0 .17)	10 .06	2 .21	(d)
2012		9 .58	0 .37	0 .46	0 .83	(0 .40)	(0 .40)	10 .01	8 .81
2011		9 .67	0 .42	(0.06)	0 .36	(0 .45)	(0 .45)	9 .58	3 .85
2010	(h)	9 .27	0 .30	0 .40	0 .70	(0 .30)	(0 .30)	9 .67	7 .67	(d)
R-3 shares
2013	(c)	10 .01	0 .16	0 .08	0 .24	(0 .18)	(0 .18)	10 .07	2 .40	(d)
2012		9 .58	0 .39	0 .45	0 .84	(0 .41)	(0 .41)	10 .01	9 .00
2011		9 .68	0 .43	(0.06)	0 .37	(0 .47)	(0 .47)	9 .58	3 .93
2010	(h)	9 .27	0 .31	0 .41	0 .72	(0 .31)	(0 .31)	9 .68	7 .91	(d)
R-4 shares
2013	(c)	10 .01	0 .17	0 .07	0 .24	(0 .19)	(0 .19)	10 .06	2 .40	(d)
2012		9 .58	0 .41	0 .45	0 .86	(0 .43)	(0 .43)	10 .01	9 .21
2011		9 .68	0 .45	(0.06)	0 .39	(0 .49)	(0 .49)	9 .58	4 .13
2010	(h)	9 .27	0 .32	0 .41	0 .73	(0 .32)	(0 .32)	9 .68	8 .04	(d)
R-5 shares
2013	(c)	10 .00	0 .18	0 .06	0 .24	(0 .19)	(0 .19)	10 .05	2 .46	(d)
2012		9 .57	0 .42	0 .45	0 .87	(0 .44)	(0 .44)	10 .00	9 .35
2011		9 .67	0 .46	(0.06)	0 .40	(0 .50)	(0 .50)	9 .57	4 .26
2010	(h)	9 .27	0 .35	0 .38	0 .73	(0 .33)	(0 .33)	9 .67	8 .03	(d)

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$102,457	0.98	%(f)	1.18	%(f)	3 .35	%(f)	25.5	%(f)
90,263	1.06		1.25		4.02		14.1
58,259	1.10		1.29		4.54		16.9
36,124	1.10		1.75		5.02		13.1
1,631	1 .10	(f)	5 .78	(f)	5 .24	(f)	30 .6	(f)

1,922,867	0.50	(f)	–		3.83	(f)	25.5	(f)
1,763,464	0.51		–		4.56		14.1
1,157,481	0.52		–		5.13		16.9
930,550	0.52		–		5.69		13.1
809,271	0.51		–		6.49		30.6
729,267	0.50		–		5.72		15.5

2,616	1.37	(f)	–		2.92	(f)	25.5	(f)
1,084	1.38		–		3.69		14.1
415	1.38		–		4.14		16.9
18	1.40	(f)	–		4.69	(f)	13.1	(f)

1,629	1.24	(f)	–		3.08	(f)	25.5	(f)
1,157	1.25		–		3.77		14.1
291	1.25		–		4.37		16.9
172	1.27	(f)	–		4.71	(f)	13.1	(f)

20,769	1.06	(f)	–		3.24	(f)	25.5	(f)
16,508	1.07		–		4.01		14.1
8,180	1.07		–		4.52		16.9
1,472	1.09	(f)	–		4.95	(f)	13.1	(f)

11,412	0.87	(f)	–		3.45	(f)	25.5	(f)
8,155	0.88		–		4.17		14.1
2,835	0.88		–		4.74		16.9
1,361	0.90	(f)	–		5.03	(f)	13.1	(f)

20,087	0.75	(f)	–		3.57	(f)	25.5	(f)
13,785	0.76		–		4.31		14.1
10,322	0.76		–		4.80		16.9
393	0.78	(f)	–		5.43	(f)	13.1	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from September 30, 2009, date operations commenced, through October 31, 2009.
(h)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period

INFLATION PROTECTION FUND
Class J shares
2013	(c)	$9 .15	$–	($0 .01)	($0 .01)	($0 .01)	$–	($0.01)	$9.13
2012		8.56	0 .02	0 .58	0 .60	(0 .01)	–	(0.01)	9 .15
2011		8.17	0 .20	0 .39	0 .59	(0 .20)	–	(0.20)	8 .56
2010		7.51	0 .10	0 .67	0 .77	(0 .11)	–	(0.11)	8 .17
2009		7.08	0 .03	0 .41	0 .44	(0 .01)	–	(0.01)	7 .51
2008		9.45	0 .46	(2 .02)	(1 .56)	(0 .69)	(0.12)	(0.81)	7 .08
Institutional shares
2013	(c)	9.29	0 .04	(0 .01)	0 .03	(0 .05)	–	(0.05)	9 .27
2012		8.65	0 .09	0 .58	0 .67	(0 .03)	–	(0.03)	9 .29
2011		8.24	0 .28	0 .38	0 .66	(0 .25)	–	(0.25)	8 .65
2010		7.57	0 .16	0 .67	0 .83	(0 .16)	–	(0.16)	8 .24
2009		7.08	0 .11	0 .39	0 .50	(0 .01)	–	(0.01)	7 .57
2008		9.45	0 .53	(2 .02)	(1 .49)	(0 .75)	(0.13)	(0.88)	7 .08
R-1 shares
2013	(c)	9.09	(0 .01)	–	(0 .01)	(0 .01)	–	(0.01)	9 .07
2012		8.51	0 .02	0 .57	0 .59	(0 .01)	–	(0.01)	9 .09
2011		8.13	0 .19	0 .38	0 .57	(0 .19)	–	(0.19)	8 .51
2010		7.48	0 .09	0 .67	0 .76	(0 .11)	–	(0.11)	8 .13
2009		7.05	(0 .02)	0 .46	0 .44	(0 .01)	–	(0.01)	7 .48
2008		9.42	0 .44	(2 .01)	(1 .57)	(0 .69)	(0.11)	(0.80)	7 .05
R-2 shares
2013	(c)	9.11	–	(0 .01)	(0 .01)	(0 .01)	–	(0.01)	9 .09
2012		8.52	0 .03	0 .57	0 .60	(0 .01)	–	(0.01)	9 .11
2011		8.13	0 .20	0 .39	0 .59	(0 .20)	–	(0.20)	8 .52
2010		7.48	0 .10	0 .66	0 .76	(0 .11)	–	(0.11)	8 .13
2009		7.05	0 .06	0 .38	0 .44	(0 .01)	–	(0.01)	7 .48
2008		9.42	0 .45	(2 .01)	(1 .56)	(0 .69)	(0.12)	(0.81)	7 .05
R-3 shares
2013	(c)	9.16	0 .01	(0 .01)	–	(0 .02)	–	(0.02)	9 .14
2012		8.55	0 .04	0 .58	0 .62	(0 .01)	–	(0.01)	9 .16
2011		8.16	0 .22	0 .38	0 .60	(0 .21)	–	(0.21)	8 .55
2010		7.50	0 .12	0 .66	0 .78	(0 .12)	–	(0.12)	8 .16
2009		7.06	0 .08	0 .37	0 .45	(0 .01)	–	(0.01)	7 .50
2008		9.43	0 .47	(2 .01)	(1 .54)	(0 .70)	(0.13)	(0.83)	7 .06
R-4 shares
2013	(c)	9.20	0 .03	(0 .02)	0 .01	(0 .03)	–	(0.03)	9 .18
2012		8.58	0 .08	0 .55	0 .63	(0 .01)	–	(0.01)	9 .20
2011		8.18	0 .27	0 .35	0 .62	(0 .22)	–	(0.22)	8 .58
2010		7.52	0 .13	0 .67	0 .80	(0 .14)	–	(0.14)	8 .18
2009		7.06	0 .09	0 .38	0 .47	(0 .01)	–	(0.01)	7 .52
2008		9.43	0 .47	(1 .99)	(1 .52)	(0 .73)	(0.12)	(0.85)	7 .06
R-5 shares
2013	(c)	9.24	0 .04	(0 .03)	0 .01	(0 .03)	–	(0.03)	9 .22
2012		8.61	0 .07	0 .58	0 .65	(0 .02)	–	(0.02)	9 .24
2011		8.21	0 .25	0 .38	0 .63	(0 .23)	–	(0.23)	8 .61
2010		7.54	0 .14	0 .67	0 .81	(0 .14)	–	(0.14)	8 .21
2009		7.07	0 .04	0 .44	0 .48	(0 .01)	–	(0.01)	7 .54
2008		9.44	0 .51	(2 .02)	(1 .51)	(0 .72)	(0.14)	(0.86)	7 .07

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(0 .11)%(d),(e)		$13,259	1.13%	(f)	1 .33%(f)	(0 .03)%	(f)	95.9%	(f)
7.00	(e)	15,135	1.15		1 .52	0 .25		152.9
7.42	(e)	13,502	1.10		1 .24	2 .51		131.9
10.40	(e)	7,613	1.15		1 .33	1 .31		85.3
6.20	(e)	6,443	1.15		1 .46	0 .49		109.5
(18 .05	) (e)	7,961	1 .15		–	5 .30		32.3

0.27	(d)	812,079	0.40	(f)	–	0.86	(f)	95.9	(f)
7.78		740,023	0.40		–	1 .04		152.9
8.19		720,534	0.40		–	3 .37		131.9
11.10		550,781	0.41		–	2 .04		85.3
7.10		439,388	0.41		–	1 .55		109.5
(17.46)		388,931	0.41		–	5 .95		32.3

(0 .11	) (d)	1,211	1 .28	(f)	–	(0.25	) (f)	95.9	(f)
6.89		1,821	1.28		–	0 .19		152.9
7.23		1,315	1.28		–	2 .39		131.9
10.20		660	1.29		–	1 .16		85.3
6.21		367	1.29		–	(0 .31)		109.5
(18.21)		430	1.29		–	5 .06		32.3

(0 .13	) (d)	951	1 .15	(f)	–	0.04	(f)	95.9	(f)
7.01		1,263	1.15		–	0 .35		152.9
7.46		1,063	1.15		–	2 .50		131.9
10.30		1,078	1.16		–	1 .26		85.3
6.22		732	1.16		–	0 .86		109.5
(18.11)		642	1.16		–	5 .19		32.3

0.02	(d)	6,704	0.97	(f)	–	0.28	(f)	95.9	(f)
7.24		5,447	0.97		–	0 .47		152.9
7.57		4,487	0.97		–	2 .74		131.9
10.56		2,759	0.98		–	1 .49		85.3
6.37		1,041	0.98		–	1 .12		109.5
(17.95)		904	0.98		–	5 .38		32.3

0.12	(d)	2,714	0.78	(f)	–	0.62	(f)	95.9	(f)
7.38		1,995	0.78		–	0 .88		152.9
7.83		837	0.78		–	3 .36		131.9
10.70		896	0.79		–	1 .67		85.3
6.67		359	0.79		–	1 .28		109.5
(17.80)		378	0.79		–	5 .40		32.3

0.15	(d)	2,767	0.66	(f)	–	0.90	(f)	95.9	(f)
7.55		4,539	0.66		–	0 .81		152.9
7.90		2,309	0.66		–	3 .06		131.9
10.91		1,230	0.67		–	1 .73		85.3
6.81		635	0.67		–	0 .53		109.5
(17.69)		638	0.67		–	5 .75		32.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2013	(c)	$23 .69	$0.03	$1.51	$1.54	($0 .27)	$–	($0 .27)	$24.96
2012		22.96	0 .22	0 .72	0 .94	(0 .21)	–	(0 .21)	23.69
2011		24.82	0 .26	(2.09)	(1 .83)	(0 .03)	–	(0 .03)	22.96
2010		20.05	0 .07	4 .78	4 .85	(0 .08)	–	(0 .08)	24.82
2009		13.32	0 .13	6 .67	6 .80	(0 .07)	–	(0 .07)	20.05
2008		38.42	0 .19	(19.52)	(19 .33)	(0 .08)	(5 .69)	(5 .77)	13.32
Institutional shares
2013	(c)	24.42	0 .09	1 .55	1 .64	(0 .38)	–	(0 .38)	25.68
2012		23.67	0 .34	0 .73	1 .07	(0 .32)	–	(0 .32)	24.42
2011		25.60	0 .39	(2.16)	(1 .77)	(0 .16)	–	(0 .16)	23.67
2010		20.66	0 .21	4 .92	5 .13	(0 .19)	–	(0 .19)	25.60
2009		13.78	0 .25	6 .84	7 .09	(0 .21)	–	(0 .21)	20.66
2008		39.56	0 .36	(20.17)	(19 .81)	(0 .28)	(5 .69)	(5 .97)	13.78
R-1 shares
2013	(c)	24.20	(0 .03)	1 .55	1 .52	(0 .16)	–	(0 .16)	25.56
2012		23.37	0 .13	0 .75	0 .88	(0 .05)	–	(0 .05)	24.20
2011		25.35	0 .14	(2.12)	(1 .98)	–	–	–	23.37
2010		20.51	0 .02	4 .87	4 .89	(0 .05)	–	(0 .05)	25.35
2009		13.60	0 .10	6 .83	6 .93	(0 .02)	–	(0 .02)	20.51
2008		39.13	0 .13	(19.97)	(19 .84)	–	(5 .69)	(5 .69)	13.60
R-2 shares
2013	(c)	24.03	(0 .01)	1 .54	1 .53	(0 .18)	–	(0 .18)	25.38
2012		23.26	0 .16	0 .74	0 .90	(0 .13)	–	(0 .13)	24.03
2011		25.20	0 .17	(2.11)	(1 .94)	–	–	–	23.26
2010		20.37	0 .03	4 .86	4 .89	(0 .06)	–	(0 .06)	25.20
2009		13.50	0 .12	6 .78	6 .90	(0 .03)	–	(0 .03)	20.37
2008		38.86	0 .15	(19.80)	(19 .65)	(0 .02)	(5 .69)	(5 .71)	13.50
R-3 shares
2013	(c)	24.15	0 .01	1 .56	1 .57	(0 .24)	–	(0 .24)	25.48
2012		23.38	0 .22	0 .72	0 .94	(0 .17)	–	(0 .17)	24.15
2011		25.31	0 .23	(2.13)	(1 .90)	(0 .03)	–	(0 .03)	23.38
2010		20.46	0 .08	4 .87	4 .95	(0 .10)	–	(0 .10)	25.31
2009		13.59	0 .15	6 .80	6 .95	(0 .08)	–	(0 .08)	20.46
2008		39.10	0 .20	(19.94)	(19 .74)	(0 .08)	(5 .69)	(5 .77)	13.59
R-4 shares
2013	(c)	24.35	0 .04	1 .56	1 .60	(0 .30)	–	(0 .30)	25.65
2012		23.59	0 .25	0 .74	0 .99	(0 .23)	–	(0 .23)	24.35
2011		25.52	0 .28	(2.14)	(1 .86)	(0 .07)	–	(0 .07)	23.59
2010		20.62	0 .12	4 .91	5 .03	(0 .13)	–	(0 .13)	25.52
2009		13.72	0 .18	6 .86	7 .04	(0 .14)	–	(0 .14)	20.62
2008		39.42	0 .27	(20.13)	(19 .86)	(0 .15)	(5 .69)	(5 .84)	13.72
R-5 shares
2013	(c)	24.43	0 .05	1 .57	1 .62	(0 .33)	–	(0 .33)	25.72
2012		23.67	0 .29	0 .72	1 .01	(0 .25)	–	(0 .25)	24.43
2011		25.60	0 .32	(2.15)	(1 .83)	(0 .10)	–	(0 .10)	23.67
2010		20.67	0 .15	4 .93	5 .08	(0 .15)	–	(0 .15)	25.60
2009		13.75	0 .21	6 .85	7 .06	(0 .14)	–	(0 .14)	20.67
2008		39.49	0 .27	(20.13)	(19 .86)	(0 .19)	(5 .69)	(5 .88)	13.75

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.52%(d),(e)		$165,015	1.68	%(f)	1 .88	%(f)	0 .22	%(f)	99.8	%(f)
4.18	(e)	164,299	1.72		1 .91		0 .96		104.8
(7 .40	) (e)	170,695	1.71		1 .85		1 .03		88.4
24.23	(e)	205,507	1.83		1 .90		0 .32		102.1
51.33	(e)	183,286	1.89		1 .94		0 .85		133.4
(58 .50	) (e)	113,241	1 .80		–		0 .75		127.6

6 .74	(d)	1,244,054	1 .24	(f)	1 .24	(f)	0 .69	(f)	99 .8	(f)
4.67		1,219,393	1.25		1 .25		1 .45		104.8
(7 .00)		1,042,690	1.27		1 .27		1 .51		88.4
24.94		1,048,491	1.28		1 .28		0 .91		102.1
52.25		830,134	1.27		1 .27		1 .50		133.4
(58.27)		435,442	1.26		–		1 .36		127.6

6.29	(d)	5,296	2.10	(f)	–		(0 .22	) (f)	99.8	(f)
3.77		5,362	2.11		–		0 .56		104.8
(7 .81)		6,019	2.13		–		0 .56		88.4
23.87		10,335	2.14		–		0 .07		102.1
51.00		7,457	2.13		–		0 .62		133.4
(58.65)		3,515	2.14		–		0 .49		127.6

6.35	(d)	7,216	1.97	(f)	–		(0 .10	) (f)	99.8	(f)
3.93		9,010	1.98		–		0 .69		104.8
(7 .70)		10,638	2.00		–		0 .67		88.4
24.02		13,900	2.01		–		0 .15		102.1
51.18		11,600	2.00		–		0 .77		133.4
(58.58)		6,741	2.01		–		0 .58		127.6

6.51	(d)	34,857	1.79	(f)	–		0 .08	(f)	99 .8	(f)
4.08		37,931	1.80		–		0 .94		104.8
(7 .52)		32,869	1.82		–		0 .89		88.4
24.26		42,741	1.83		–		0 .38		102.1
51.48		31,084	1.82		–		0 .91		133.4
(58.53)		15,136	1.83		–		0 .77		127.6

6.56	(d)	23,712	1.60	(f)	–		0 .32	(f)	99 .8	(f)
4.28		21,453	1.61		–		1 .05		104.8
(7 .33)		24,222	1.63		–		1 .08		88.4
24.48		31,507	1.64		–		0 .54		102.1
51.79		25,197	1.63		–		1 .08		133.4
(58.44)		11,432	1.64		–		1 .04		127.6

6.63	(d)	37,041	1.48	(f)	–		0 .43	(f)	99 .8	(f)
4.41		37,421	1.49		–		1 .21		104.8
(7 .21)		33,187	1.51		–		1 .25		88.4
24.65		37,391	1.52		–		0 .65		102.1
51.90		33,821	1.51		–		1 .26		133.4
(58.39)		14,985	1.52		–		1 .01		127.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

INTERNATIONAL FUND I
Institutional shares
2013	(c)	$10 .79	$0.07	$1.37	$1.44	($0 .21)	$–	($0 .21)	$12.02
2012		10.31	0 .20	0 .45	0 .65	(0 .17)	–	(0 .17)	10.79
2011		11.32	0 .15	(0 .99)	(0 .84)	(0 .17)	–	(0 .17)	10.31
2010		10.31	0 .14	1 .03	1 .17	(0 .16)	–	(0 .16)	11.32
2009		8.81	0 .14	1 .63	1 .77	(0 .27)	–	(0 .27)	10.31
2008		18.70	0 .27	(8 .27)	(8 .00)	(0 .24)	(1 .65)	(1 .89)	8 .81
R-1 shares
2013	(c)	10.70	0 .03	1 .35	1 .38	(0 .11)	–	(0 .11)	11.97
2012		10.20	0 .11	0 .46	0 .57	(0 .07)	–	(0 .07)	10.70
2011		11.21	0 .05	(0 .99)	(0 .94)	(0 .07)	–	(0 .07)	10.20
2010		10.23	0 .04	1 .03	1 .07	(0 .09)	–	(0 .09)	11.21
2009		8.73	0 .06	1 .62	1 .68	(0 .18)	–	(0 .18)	10.23
2008		18.55	0 .14	(8 .21)	(8 .07)	(0 .10)	(1 .65)	(1 .75)	8 .73
R-2 shares
2013	(c)	10.72	0 .04	1 .36	1 .40	(0 .13)	–	(0 .13)	11.99
2012		10.21	0 .12	0 .46	0 .58	(0 .07)	–	(0 .07)	10.72
2011		11.21	0 .06	(0 .99)	(0 .93)	(0 .07)	–	(0 .07)	10.21
2010		10.22	0 .05	1 .04	1 .09	(0 .10)	–	(0 .10)	11.21
2009		8.71	0 .07	1 .62	1 .69	(0 .18)	–	(0 .18)	10.22
2008		18.51	0 .15	(8 .18)	(8 .03)	(0 .12)	(1 .65)	(1 .77)	8 .71
R-3 shares
2013	(c)	10.71	0 .05	1 .35	1 .40	(0 .13)	–	(0 .13)	11.98
2012		10.22	0 .14	0 .46	0 .60	(0 .11)	–	(0 .11)	10.71
2011		11.22	0 .08	(0 .98)	(0 .90)	(0 .10)	–	(0 .10)	10.22
2010		10.23	0 .08	1 .03	1 .11	(0 .12)	–	(0 .12)	11.22
2009		8.73	0 .09	1 .61	1 .70	(0 .20)	–	(0 .20)	10.23
2008		18.54	0 .17	(8 .18)	(8 .01)	(0 .15)	(1 .65)	(1 .80)	8 .73
R-4 shares
2013	(c)	10.74	0 .06	1 .36	1 .42	(0 .16)	–	(0 .16)	12.00
2012		10.26	0 .16	0 .45	0 .61	(0 .13)	–	(0 .13)	10.74
2011		11.27	0 .10	(0 .98)	(0 .88)	(0 .13)	–	(0 .13)	10.26
2010		10.26	0 .10	1 .03	1 .13	(0 .12)	–	(0 .12)	11.27
2009		8.77	0 .11	1 .61	1 .72	(0 .23)	–	(0 .23)	10.26
2008		18.61	0 .21	(8 .22)	(8 .01)	(0 .18)	(1 .65)	(1 .83)	8 .77
R-5 shares
2013	(c)	10.76	0 .07	1 .37	1 .44	(0 .19)	–	(0 .19)	12.01
2012		10.28	0 .17	0 .45	0 .62	(0 .14)	–	(0 .14)	10.76
2011		11.28	0 .11	(0 .97)	(0 .86)	(0 .14)	–	(0 .14)	10.28
2010		10.28	0 .11	1 .03	1 .14	(0 .14)	–	(0 .14)	11.28
2009		8.77	0 .12	1 .62	1 .74	(0 .23)	–	(0 .23)	10.28
2008		18.62	0 .23	(8 .24)	(8 .01)	(0 .19)	(1 .65)	(1 .84)	8 .77

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Interest Expense Fees)	Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

13.51% (d)	$697,348	0 .96%	(e)	N/A	1 .00%(e)	1 .21%	(e)	53.6%	(e)
6.53	1,069,269	0.98		N/A	1 .01	1.95		57.3
(7 .62)	1,170,084	1.10		N/A	1 .13	1.34		90.5
11.49	1,323,249	1.10		N/A	1 .13	1.31		103.4
20.69	1,464,299	1.12		1 .11	1 .13	1 .62		102.4
(47.44)	859,383	1.10		N/A	–	1 .91		123.6

13.01 (d)	4,525	1.83 (e)	,(f)	N/A	–	0 .62	(e)	53 .6	(e)
5.61	4,294	1.85	(f)	N/A	–	1 .04		57.3
(8 .45)	4,972	1.97	(f)	N/A	–	0 .48		90.5
10.53	6,727	1.97	(f)	N/A	–	0 .43		103.4
19 .63	6,204	2 .00	(f)	1 .99	–	0 .74		102.4
(47.90)	3,137	1.98		N/A	–	1 .03		123.6

13.10 (d)	4,001	1.70 (e)	,(f)	N/A	–	0 .65	(e)	53 .6	(e)
5.79	4,182	1.72	(f)	N/A	–	1 .22		57.3
(8 .35)	5,052	1.84	(f)	N/A	–	0 .55		90.5
10.72	10,031	1.84	(f)	N/A	–	0 .53		103.4
19 .73	11,435	1 .87	(f)	1 .86	–	0 .86		102.4
(47.83)	7,877	1.85		N/A	–	1 .09		123.6

13.16 (d)	6,922	1.52 (e)	,(f)	N/A	–	0 .94	(e)	53 .6	(e)
5.97	7,223	1.54	(f)	N/A	–	1 .42		57.3
(8 .15)	10,939	1.66	(f)	N/A	–	0 .75		90.5
10.90	13,026	1.66	(f)	N/A	–	0 .74		103.4
19 .95	12,634	1 .69	(f)	1 .68	–	1 .07		102.4
(47.71)	9,728	1.67		N/A	–	1 .23		123.6

13.37 (d)	7,561	1.33 (e)	,(f)	N/A	–	1 .15	(e)	53 .6	(e)
6.07	6,264	1.35	(f)	N/A	–	1 .56		57.3
(7 .96)	11,057	1.47	(f)	N/A	–	0 .90		90.5
11.13	14,358	1.47	(f)	N/A	–	0 .95		103.4
20 .10	13,714	1 .50	(f)	1 .49	–	1 .27		102.4
(47.60)	9,358	1.48		N/A	–	1 .51		123.6

13.48 (d)	7,004	1.21 (e)	,(f)	N/A	–	1 .27	(e)	53 .6	(e)
6.17	6,265	1.23	(f)	N/A	–	1 .69		57.3
(7 .79)	8,738	1.35	(f)	N/A	–	0 .93		90.5
11.21	25,067	1.35	(f)	N/A	–	1 .07		103.4
20 .39	22,619	1 .38	(f)	1 .37	–	1 .36		102.4
(47.57)	17,108	1.36		N/A	–	1 .59		123.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

LARGECAP BLEND FUND II
Class J shares
2013	(c)	$10 .42	$0.06	$1.34	$1.40	($0 .13)	$–	($0 .13)	$11.69
2012		9.21	0 .09	1 .20	1 .29	(0 .08)	–	(0 .08)	10.42
2011		8.76	0 .07	0 .41	0 .48	(0 .03)	–	(0 .03)	9.21
2010		7.73	0 .05	1 .05	1 .10	(0 .07)	–	(0 .07)	8.76
2009		7.02	0 .07	0 .71	0 .78	(0 .07)	–	(0 .07)	7.73
2008		12.12	0 .06	(4 .09)	(4 .03)	(0 .03)	(1 .04)	(1 .07)	7.02
Institutional shares
2013	(c)	10.73	0 .08	1 .37	1 .45	(0 .18)	–	(0 .18)	12.00
2012		9.48	0 .14	1 .23	1 .37	(0 .12)	–	(0 .12)	10.73
2011		9.03	0 .11	0 .42	0 .53	(0 .08)	–	(0 .08)	9.48
2010		7.95	0 .10	1 .09	1 .19	(0 .11)	–	(0 .11)	9.03
2009		7.23	0 .11	0 .73	0 .84	(0 .12)	–	(0 .12)	7.95
2008		12.47	0 .12	(4 .22)	(4 .10)	(0 .10)	(1 .04)	(1 .14)	7.23
R-1 shares
2013	(c)	10.65	0 .04	1 .36	1 .40	(0 .08)	–	(0 .08)	11.97
2012		9.40	0 .05	1 .23	1 .28	(0 .03)	–	(0 .03)	10.65
2011		8.95	0 .03	0 .42	0 .45	–	–	–	9.40
2010		7.90	0 .03	1 .07	1 .10	(0 .05)	–	(0 .05)	8.95
2009		7.17	0 .05	0 .73	0 .78	(0 .05)	–	(0 .05)	7.90
2008		12.37	0 .03	(4 .19)	(4 .16)	–	(1 .04)	(1 .04)	7.17
R-2 shares
2013	(c)	10.61	0 .04	1 .37	1 .41	(0 .08)	–	(0 .08)	11.94
2012		9.35	0 .06	1 .22	1 .28	(0 .02)	–	(0 .02)	10.61
2011		8.90	0 .04	0 .42	0 .46	(0 .01)	–	(0 .01)	9.35
2010		7.85	0 .04	1 .07	1 .11	(0 .06)	–	(0 .06)	8.90
2009		7.10	0 .06	0 .73	0 .79	(0 .04)	–	(0 .04)	7.85
2008		12.27	0 .04	(4 .15)	(4 .11)	(0 .02)	(1 .04)	(1 .06)	7.10
R-3 shares
2013	(c)	10.63	0 .05	1 .37	1 .42	(0 .12)	–	(0 .12)	11.93
2012		9.38	0 .08	1 .23	1 .31	(0 .06)	–	(0 .06)	10.63
2011		8.94	0 .06	0 .41	0 .47	(0 .03)	–	(0 .03)	9.38
2010		7.88	0 .05	1 .08	1 .13	(0 .07)	–	(0 .07)	8.94
2009		7.15	0 .08	0 .72	0 .80	(0 .07)	–	(0 .07)	7.88
2008		12.34	0 .06	(4 .17)	(4 .11)	(0 .04)	(1 .04)	(1 .08)	7.15
R-4 shares
2013	(c)	10.70	0 .06	1 .37	1 .43	(0 .13)	–	(0 .13)	12.00
2012		9.45	0 .10	1 .23	1 .33	(0 .08)	–	(0 .08)	10.70
2011		9.00	0 .08	0 .42	0 .50	(0 .05)	–	(0 .05)	9.45
2010		7.93	0 .07	1 .08	1 .15	(0 .08)	–	(0 .08)	9.00
2009		7.20	0 .09	0 .73	0 .82	(0 .09)	–	(0 .09)	7.93
2008		12.42	0 .08	(4 .20)	(4 .12)	(0 .06)	(1 .04)	(1 .10)	7.20
R-5 shares
2013	(c)	10.68	0 .07	1 .37	1 .44	(0 .15)	–	(0 .15)	11.97
2012		9.44	0 .11	1 .23	1 .34	(0 .10)	–	(0 .10)	10.68
2011		8.99	0 .09	0 .41	0 .50	(0 .05)	–	(0 .05)	9.44
2010		7.92	0 .08	1 .08	1 .16	(0 .09)	–	(0 .09)	8.99
2009		7.19	0 .10	0 .72	0 .82	(0 .09)	–	(0 .09)	7.92
2008		12.40	0 .09	(4 .19)	(4 .10)	(0 .07)	(1 .04)	(1 .11)	7.19

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

13.62%(d),(e)		$101,953	1.13%	(f)	1.35%(f)	1 .13%	(f)	41.1%	(f)
14.12	(e)	94,923	1.18		1 .39	0 .92		44.4
5.50	(e)	95,870	1.17		1 .33	0 .73		43.7
14.25	(e)	99,281	1.28		1 .36	0 .64		36.2
11.37	(e)	94,397	1.33		1 .39	1 .10		79.8
(36 .15	) (e)	93,445	1.28		–	0 .68		60.0

13.71	(d)	961,203	0.74 (f)	,(g)	–	1.52	(f)	41.1	(f)
14.66		897,545	0.75	(g)	–	1 .34		44.4
5.84		817,773	0.74	(g)	–	1 .14		43.7
15.02		538,314	0.76	(g)	–	1 .15		36.2
12.05		479,632	0.77	(g)	–	1 .64		79.8
(35 .86)		431,434	0.75		–	1 .21		60.0

13.23	(d)	3,022	1.60 (f)	,(g)	–	0.68	(f)	41.1	(f)
13.71		3,093	1.61	(g)	–	0 .48		44.4
5.03		2,976	1.61	(g)	–	0 .29		43.7
13.97		3,297	1.62	(g)	–	0 .30		36.2
11.10		3,337	1.63	(g)	–	0 .75		79.8
(36 .43)		2,511	1.63		–	0 .32		60.0

13.37	(d)	5,318	1.47 (f)	,(g)	–	0.81	(f)	41.1	(f)
13.76		6,383	1.48	(g)	–	0 .63		44.4
5.12		8,374	1.48	(g)	–	0 .43		43.7
14.12		14,969	1.49	(g)	–	0 .43		36.2
11.27		15,413	1.50	(g)	–	0 .91		79.8
(36 .39)		13,952	1.50		–	0 .46		60.0

13.46	(d)	21,278	1.29 (f)	,(g)	–	0.97	(f)	41.1	(f)
14.06		19,168	1.30	(g)	–	0 .80		44.4
5.22		21,931	1.30	(g)	–	0 .60		43.7
14.41		25,154	1.31	(g)	–	0 .60		36.2
11.43		21,135	1.32	(g)	–	1 .12		79.8
(36 .23)		21,349	1.32		–	0 .63		60.0

13.56	(d)	12,706	1.10 (f)	,(g)	–	1.17	(f)	41.1	(f)
14.26		12,353	1.11	(g)	–	1 .00		44.4
5.52		14,417	1.11	(g)	–	0 .79		43.7
14.56		13,836	1.12	(g)	–	0 .80		36.2
11.63		13,463	1.13	(g)	–	1 .27		79.8
(36 .11)		11,356	1.13		–	0 .84		60.0

13.67	(d)	24,588	0.98 (f)	,(g)	–	1.25	(f)	41.1	(f)
14.31		20,971	0.99	(g)	–	1 .11		44.4
5.59		21,778	0.99	(g)	–	0 .90		43.7
14.75		21,473	1.00	(g)	–	0 .92		36.2
11.68		25,707	1.01	(g)	–	1 .40		79.8
(36 .00)		24,446	1.01		–	0 .95		60.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period

LARGECAP GROWTH FUND
Class J shares
2013	(c)	$8 .31	$0.02	$1.01	$1.03	($0 .02)	$–	$–	($0 .02)	$9.32
2012		7.53	–	0 .78	0.78	–	–	–	–	8.31
2011		7.21	(0.02)	0 .34	0.32	–	–	–	–	7.53
2010		5.98	(0.04)	1 .27	1.23	–	–	–	–	7.21
2009		5.81	(0.03)	0 .20	0.17	–	–	–	–	5.98
2008		9.53	(0.01)	(3.54)	(3.55)	–	(0 .15)	(0.02)	(0 .17)	5.81
Institutional shares
2013	(c)	8.93	0.05	1 .08	1.13	(0 .07)	–	–	(0 .07)	9.99
2012		8.07	0.04	0 .85	0.89	(0 .03)	–	–	(0 .03)	8.93
2011		7.69	0.02	0 .36	0.38	–	–	–	–	8.07
2010		6.35	–	1 .34	1.34	–	–	–	–	7.69
2009		6.13	0.01	0 .22	0.23	(0 .01)	–	–	(0 .01)	6.35
2008		10 .02	0.05	(3.73)	(3.68)	(0 .04)	(0 .15)	(0.02)	(0 .21)	6.13
R-1 shares
2013	(c)	8.49	0.01	1 .02	1.03	–	–	–	–	9.52
2012		7.72	(0.03)	0 .80	0.77	–	–	–	–	8.49
2011		7.42	(0.05)	0 .35	0.30	–	–	–	–	7.72
2010		6.17	(0.06)	1 .31	1.25	–	–	–	–	7.42
2009		6.00	(0.04)	0 .21	0.17	–	–	–	–	6.17
2008		9.85	(0.03)	(3.65)	(3.68)	–	(0 .15)	(0.02)	(0 .17)	6.00
R-2 shares
2013	(c)	8.57	0.01	1 .04	1.05	–	–	–	–	9.62
2012		7.77	(0.02)	0 .82	0.80	–	–	–	–	8.57
2011		7.46	(0.04)	0 .35	0.31	–	–	–	–	7.77
2010		6.20	(0.05)	1 .31	1.26	–	–	–	–	7.46
2009		6.03	(0.03)	0 .20	0.17	–	–	–	–	6.20
2008		9.88	(0.02)	(3.66)	(3.68)	–	(0 .15)	(0.02)	(0 .17)	6.03
R-3 shares
2013	(c)	9.12	0.02	1 .10	1.12	–	–	–	–	10.24
2012		8.26	–	0 .86	0.86	–	–	–	–	9.12
2011		7.92	(0.03)	0 .37	0.34	–	–	–	–	8.26
2010		6.52	(0.04)	1 .44	1.40	–	–	–	–	7.92
2009		6.32	(0.02)	0 .22	0.20	–	–	–	–	6.52
2008		10 .34	–	(3.85)	(3.85)	–	(0 .15)	(0.02)	(0 .17)	6.32
R-4 shares
2013	(c)	9.06	0.03	1 .10	1.13	(0 .03)	–	–	(0 .03)	10.16
2012		8.19	0.01	0 .86	0.87	–	–	–	–	9.06
2011		7.83	(0.01)	0 .37	0.36	–	–	–	–	8.19
2010		6.48	(0.02)	1 .37	1.35	–	–	–	–	7.83
2009		6.28	(0.01)	0 .21	0.20	–	–	–	–	6.48
2008		10 .25	0.01	(3.81)	(3.80)	–	(0 .15)	(0.02)	(0 .17)	6.28
R-5 shares
2013	(c)	8.98	0.04	1 .08	1.12	(0 .04)	–	–	(0 .04)	10.06
2012		8.11	0.02	0 .85	0.87	–	–	–	–	8.98
2011		7.75	–	0 .36	0.36	–	–	–	–	8.11
2010		6.41	(0.01)	1 .35	1.34	–	–	–	–	7.75
2009		6.20	–	0 .21	0.21	–	–	–	–	6.41
2008		10 .12	0.03	(3.76)	(3.73)	(0 .02)	(0 .15)	(0.02)	(0 .19)	6.20

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

12.43%(d),(e)		$49,805	1.14%	(f)	1 .34%(f)	0 .55% (f)	55.6%	(f)
10.36	(e)	45,831	1.20		1.39	(0.04)	64.3
4.44	(e)	42,949	1.14		1.28	(0.26)	64.8
20.57	(e)	45,092	1.26		1.33	(0.56)	65.5
2.93	(e)	39,852	1.41		1.46	(0.51)	86.5
(37 .92	) (e)	38,641	1.33		–	(0.16)	88.8

12.70	(d)	1,907,188	0.64	(f)	–	1.05 (f)	55.6	(f)
11.01		1,852,751	0.64		–	0.51	64.3
4.94		1,699,349	0.65		–	0.23	64.8
21.12		1,680,577	0.65		–	0.04	65.5
3.79		1,673,544	0.65		–	0.24	86.5
(37 .49)		1,531,200	0.62		–	0.58	88.8

12.13	(d)	7,140	1.51	(f)	–	0.22 (f)	55.6	(f)
9.97		8,500	1.52		–	(0.37)	64.3
4.04		15,012	1.52		–	(0.64)	64.8
20.26		17,427	1.52		–	(0.82)	65.5
2.83		10,130	1.53		–	(0.65)	86.5
(38 .01)		9,129	1.50		–	(0.34)	88.8

12.25	(d)	8,718	1.38	(f)	–	0.32 (f)	55.6	(f)
10.30		8,616	1.39		–	(0.23)	64.3
4.16		9,353	1.39		–	(0.51)	64.8
20.32		17,137	1.39		–	(0.69)	65.5
2.82		16,407	1.40		–	(0.50)	86.5
(37 .89)		15,819	1.37		–	(0.20)	88.8

12.34	(d)	23,433	1.20	(f)	–	0.52 (f)	55.6	(f)
10.41		25,611	1.21		–	(0.05)	64.3
4.29		38,490	1.21		–	(0.33)	64.8
21.47	(g)	52,360	1.21		–	(0.52)	65.5
3.16		56,773	1.22		–	(0.34)	86.5
(37 .85)		48,883	1.19		–	(0.03)	88.8

12.45	(d)	16,469	1.01	(f)	–	0.66 (f)	55.6	(f)
10.62		13,612	1.02		–	0.14	64.3
4.60		22,675	1.02		–	(0.13)	64.8
20.83		30,517	1.02		–	(0.33)	65.5
3.18		35,761	1.03		–	(0.13)	86.5
(37 .67)		28,378	1.00		–	0.14	88.8

12.56	(d)	132,480	0.89	(f)	–	0.80 (f)	55.6	(f)
10.77		129,852	0.90		–	0.26	64.3
4.65		124,763	0.90		–	(0.02)	64.8
20.90		130,991	0.90		–	(0.20)	65.5
3.39		74,628	0.91		–	(0.02)	86.5
(37 .58)		66,974	0.88		–	0.29	88.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	In March, 2010, the Class experienced a significant one time gain of approximately $0.06/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

LARGECAP GROWTH FUND I
Class J shares
2013	(c)	$8 .98	$0.01	$1.09	$1.10	($0 .01)	($0 .43)	($0.44)	$9.64
2012		8.55	(0 .02)	0.79	0.77	–	(0 .34)	(0.34)	8.98
2011		7.84	(0 .03)	0.74	0.71	–	–	–	8.55
2010		6.40	(0 .04)	1.48	1.44	–	–	–	7.84
2009		5.00	(0 .03)	1.43	1.40	–	–	–	6.40
2008		8.88	(0 .05)	(3 .43)	(3.48)	–	(0 .40)	(0.40)	5.00
Institutional shares
2013	(c)	10 .04	0 .03	1.23	1.26	(0 .05)	(0 .43)	(0.48)	10.82
2012		9.48	0 .03	0.88	0.91	(0 .01)	(0 .34)	(0.35)	10.04
2011		8.66	0 .02	0.81	0.83	(0 .01)	–	(0.01)	9.48
2010		7.02	0 .01	1.64	1.65	(0 .01)	–	(0.01)	8.66
2009		5.45	0 .01	1.56	1.57	–	–	–	7.02
2008		9.59	–	(3 .73)	(3.73)	(0 .01)	(0 .40)	(0.41)	5.45
R-1 shares
2013	(c)	9.40	(0 .01)	1.15	1.14	–	(0 .43)	(0.43)	10.11
2012		8.97	(0 .06)	0.83	0.77	–	(0 .34)	(0.34)	9.40
2011		8.25	(0 .06)	0.78	0.72	–	–	–	8.97
2010		6.75	(0 .05)	1.55	1.50	–	–	–	8.25
2009		5.28	(0 .04)	1.51	1.47	–	–	–	6.75
2008		9.38	(0 .07)	(3 .63)	(3.70)	–	(0 .40)	(0.40)	5.28
R-2 shares
2013	(c)	9.21	–	1.12	1.12	–	(0 .43)	(0.43)	9.90
2012		8.78	(0 .04)	0.81	0.77	–	(0 .34)	(0.34)	9.21
2011		8.07	(0 .05)	0.76	0.71	–	–	–	8.78
2010		6.59	(0 .04)	1.52	1.48	–	–	–	8.07
2009		5.15	(0 .03)	1.47	1.44	–	–	–	6.59
2008		9.15	(0 .06)	(3 .54)	(3.60)	–	(0 .40)	(0.40)	5.15
R-3 shares
2013	(c)	9.61	–	1.18	1.18	(0 .01)	(0 .43)	(0.44)	10.35
2012		9.13	(0 .03)	0.85	0.82	–	(0 .34)	(0.34)	9.61
2011		8.38	(0 .04)	0.79	0.75	–	–	–	9.13
2010		6.82	(0 .03)	1.59	1.56	–	–	–	8.38
2009		5.33	(0 .02)	1.51	1.49	–	–	–	6.82
2008		9.43	(0 .04)	(3 .66)	(3.70)	–	(0 .40)	(0.40)	5.33
R-4 shares
2013	(c)	9.65	0 .02	1.17	1.19	(0 .02)	(0 .43)	(0.45)	10.39
2012		9.15	(0 .01)	0.85	0.84	–	(0 .34)	(0.34)	9.65
2011		8.38	(0 .02)	0.79	0.77	–	–	–	9.15
2010		6.82	(0 .02)	1.58	1.56	–	–	–	8.38
2009		5.31	(0 .01)	1.52	1.51	–	–	–	6.82
2008		9.39	(0 .03)	(3 .65)	(3.68)	–	(0 .40)	(0.40)	5.31
R-5 shares
2013	(c)	9.84	0 .02	1.20	1.22	(0 .03)	(0 .43)	(0.46)	10.60
2012		9.31	–	0.87	0.87	–	(0 .34)	(0.34)	9.84
2011		8.51	(0 .01)	0.81	0.80	–	–	–	9.31
2010		6.91	(0 .01)	1.61	1.60	–	–	–	8.51
2009		5.38	(0 .01)	1.54	1.53	–	–	–	6.91
2008		9.50	(0 .02)	(3 .70)	(3.72)	–	(0 .40)	(0.40)	5.38

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

12.62%(d),(e)		$77,844	1.06%	(f)	1 .28%(f)	0 .24%	(f)	36.5%	(f)
9.61	(e)	69,178	1.13		1 .34	(0 .25)		33.7
9.06	(e)	62,281	1.14		1 .30	(0 .36)		52.0
22.50	(e)	53,357	1.36		1 .47	(0 .56)		49.8
28.00	(e)	42,118	1.52		1 .58	(0 .62)		98.9
(40 .88	) (e)	28,875	1.42		–	(0 .68)		64.5

12.97	(d)	5,278,730	0.61 (f)	,(g)	–	0.68	(f)	36.5	(f)
10.22		4,523,083	0.61	(g)	–	0 .29		33.7
9.60		3,025,782	0.61	(g)	–	0 .18		52.0
23.44		2,685,536	0.64		0 .69	0 .15		49.8
28.83		1,514,796	0.73	(g)	–	0 .17		98.9
(40 .50)		1,089,367	0.73		–	0 .00		64.5

12.50	(d)	6,139	1.47 (f)	,(g)	–	(0 .16	) (f)	36.5	(f)
9.14		5,708	1.48	(g)	–	(0 .60)		33.7
8.73		3,664	1.49	(g)	–	(0 .71)		52.0
22.22		2,882	1.52		1 .57	(0 .73)		49.8
27.84		1,717	1.61	(g)	–	(0 .71)		98.9
(41 .05)		1,049	1.61		–	(0 .88)		64.5

12.54	(d)	14,018	1.34 (f)	,(g)	–	(0 .05	) (f)	36.5	(f)
9.34		13,403	1.35	(g)	–	(0 .46)		33.7
8.80		9,498	1.36	(g)	–	(0 .58)		52.0
22.46		7,759	1.39		1 .44	(0 .60)		49.8
27.96		9,273	1.48	(g)	–	(0 .58)		98.9
(40 .99)		7,234	1.48		–	(0 .75)		64.5

12.63	(d)	125,216	1.16 (f)	,(g)	–	0.10	(f)	36.5	(f)
9.54		91,042	1.17	(g)	–	(0 .28)		33.7
8.95		59,494	1.18	(g)	–	(0 .40)		52.0
22.87		31,002	1.21		1 .26	(0 .42)		49.8
27.95		13,590	1.30	(g)	–	(0 .40)		98.9
(40 .83)		13,763	1.30		–	(0 .56)		64.5

12.77	(d)	76,549	0.97 (f)	,(g)	–	0.31	(f)	36.5	(f)
9.74		58,532	0.98	(g)	–	(0 .09)		33.7
9.19		29,668	0.99	(g)	–	(0 .23)		52.0
22.87		12,655	1.02		1 .07	(0 .22)		49.8
28.44		4,213	1.11	(g)	–	(0 .20)		98.9
(40 .78)		3,767	1.11		–	(0 .38)		64.5

12.79	(d)	195,769	0.85 (f)	,(g)	–	0.46	(f)	36.5	(f)
9.91		182,770	0.86	(g)	–	0 .02		33.7
9.40		117,302	0.87	(g)	–	(0 .09)		52.0
23.15		65,597	0.90		0 .95	(0 .12)		49.8
28.44		16,770	0.99	(g)	–	(0 .09)		98.9
(40 .73)		14,195	0.99		–	(0 .26)		64.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

LARGECAP GROWTH FUND II
Class J shares
2013	(c)	$7 .66	$0.02	$0.93	$0.95	($0 .04)	($0 .12)	($0.16)	$8.45
2012		7.62	0 .01	0.73	0.74	(0 .01)	(0 .69)	(0.70)	7.66
2011		7.13	0 .01	0.55	0.56	(0 .03)	(0 .04)	(0.07)	7.62
2010		6.22	–	0.91	0.91	–	–	–	7.13
2009		5.48	(0 .01)	0.75	0.74	–	–	–	6.22
2008		9.30	(0 .03)	(2 .86)	(2.89)	–	(0 .93)	(0.93)	5.48
Institutional shares
2013	(c)	8.53	0 .05	1.02	1.07	(0 .08)	(0 .12)	(0.20)	9.40
2012		8.39	0 .06	0.81	0.87	(0 .04)	(0 .69)	(0.73)	8.53
2011		7.85	0 .05	0.60	0.65	(0 .07)	(0 .04)	(0.11)	8.39
2010		6.83	0 .05	1.00	1.05	(0 .03)	–	(0.03)	7.85
2009		6.01	0 .03	0.83	0.86	(0 .04)	–	(0.04)	6.83
2008		10 .05	0 .02	(3 .13)	(3.11)	–	(0 .93)	(0.93)	6.01
R-1 shares
2013	(c)	8.11	0 .01	0.98	0.99	–	(0 .12)	(0.12)	8.98
2012		8.04	(0 .02)	0.78	0.76	–	(0 .69)	(0.69)	8.11
2011		7.52	(0 .02)	0.58	0.56	–	(0 .04)	(0.04)	8.04
2010		6.58	(0 .02)	0.96	0.94	–	–	–	7.52
2009		5.80	(0 .02)	0.80	0.78	–	–	–	6.58
2008		9.81	(0 .05)	(3 .03)	(3.08)	–	(0 .93)	(0.93)	5.80
R-2 shares
2013	(c)	7.86	0 .01	0.95	0.96	(0 .01)	(0 .12)	(0.13)	8.69
2012		7.81	–	0.74	0.74	–	(0 .69)	(0.69)	7.86
2011		7.31	(0 .01)	0.56	0.55	(0 .01)	(0 .04)	(0.05)	7.81
2010		6.38	(0 .01)	0.94	0.93	–	–	–	7.31
2009		5.62	(0 .01)	0.77	0.76	–	–	–	6.38
2008		9.52	(0 .04)	(2 .93)	(2.97)	–	(0 .93)	(0.93)	5.62
R-3 shares
2013	(c)	8.03	0 .02	0.98	1.00	(0 .03)	(0 .12)	(0.15)	8.88
2012		7.95	0 .01	0.77	0.78	(0 .01)	(0 .69)	(0.70)	8.03
2011		7.45	–	0.57	0.57	(0 .03)	(0 .04)	(0.07)	7.95
2010		6.49	–	0.96	0.96	–	–	–	7.45
2009		5.71	–	0.78	0.78	–	–	–	6.49
2008		9.65	(0 .03)	(2 .98)	(3.01)	–	(0 .93)	(0.93)	5.71
R-4 shares
2013	(c)	8.23	0 .03	1.00	1.03	(0 .04)	(0 .12)	(0.16)	9.10
2012		8.13	0 .02	0.78	0.80	(0 .01)	(0 .69)	(0.70)	8.23
2011		7.61	0 .02	0.58	0.60	(0 .04)	(0 .04)	(0.08)	8.13
2010		6.63	0 .02	0.97	0.99	(0 .01)	–	(0.01)	7.61
2009		5.81	0 .01	0.81	0.82	–	–	–	6.63
2008		9.79	(0 .01)	(3 .04)	(3.05)	–	(0 .93)	(0.93)	5.81
R-5 shares
2013	(c)	8.31	0 .04	1.01	1.05	(0 .06)	(0 .12)	(0.18)	9.18
2012		8.20	0 .04	0.78	0.82	(0 .02)	(0 .69)	(0.71)	8.31
2011		7.67	0 .03	0.59	0.62	(0 .05)	(0 .04)	(0.09)	8.20
2010		6.68	0 .03	0.98	1.01	(0 .02)	–	(0.02)	7.67
2009		5.87	0 .02	0.81	0.83	(0 .02)	–	(0.02)	6.68
2008		9.86	–	(3 .06)	(3.06)	–	(0 .93)	(0.93)	5.87

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

12.68%(d),(e)		$30,473	1.34%	(f)	1 .55%(f)	0 .61% (f)	59.3%	(f)
11.16	(e)	28,779	1 .40		1 .61	0 .17	64.8
7.84	(e)	27,044	1 .44		1 .60	0 .10	73.7
14.63	(e)	26,662	1 .57		1 .65	(0 .03)	70.8
13.50	(e)	23,413	1 .73		1 .78	(0 .24)	140.0
(34 .44	) (e)	19,225	1 .59		–	(0 .41)	132.4

12.85	(d)	1,200,191	0.87 (f)	,(g)	–	1.08 (f)	59.3	(f)
11.87		1,107,456	0.87	(g)	–	0 .71	64.8
8.32		1,019,620	0.93	(g)	–	0 .62	73.7
15.38		1,291,759	0.92	(g)	–	0 .62	70.8
14.40		1,499,432	0.93	(g)	–	0 .56	140.0
(34 .03)		1,330,829	0 .94		–	0 .22	132.4

12.40	(d)	1,539	1.75 (f)	,(g)	–	0.22 (f)	59.3	(f)
10.82		1,806	1.75	(g)	–	(0 .19)	64.8
7.46		1,316	1.81	(g)	–	(0 .25)	73.7
14.29		1,473	1.80	(g)	–	(0 .26)	70.8
13.45		1,472	1.81	(g)	–	(0 .34)	140.0
(34 .60)		889	1 .82		–	(0 .65)	132.4

12.48	(d)	3,202	1.62 (f)	,(g)	–	0.33 (f)	59.3	(f)
10.90		3,038	1.62	(g)	–	0 .00	64.8
7.54		5,215	1.68	(g)	–	(0 .11)	73.7
14.58		7,359	1.67	(g)	–	(0 .13)	70.8
13.52		7,619	1.68	(g)	–	(0 .18)	140.0
(34 .50)		7,131	1 .69		–	(0 .50)	132.4

12.68	(d)	11,142	1.44 (f)	,(g)	–	0.53 (f)	59.3	(f)
11.21		11,537	1.44	(g)	–	0 .13	64.8
7.65		9,751	1.50	(g)	–	0 .03	73.7
14.79		8,490	1.49	(g)	–	0 .05	70.8
13.66		9,327	1.50	(g)	–	(0 .02)	140.0
(34 .43)		5,857	1 .51		–	(0 .32)	132.4

12.73	(d)	6,057	1.25 (f)	,(g)	–	0.69 (f)	59.3	(f)
11.29		5,291	1.25	(g)	–	0 .31	64.8
7.95		7,458	1.31	(g)	–	0 .25	73.7
14.95		9,396	1.30	(g)	–	0 .24	70.8
14.11		6,499	1.31	(g)	–	0 .19	140.0
(34 .34)		6,937	1 .32		–	(0 .11)	132.4

12.86	(d)	18,418	1.13 (f)	,(g)	–	0.84 (f)	59.3	(f)
11.41		22,643	1.13	(g)	–	0 .45	64.8
8.13		15,637	1.19	(g)	–	0 .38	73.7
15.07		24,655	1.18	(g)	–	0 .36	70.8
14.13		17,233	1.19	(g)	–	0 .30	140.0
(34 .19)		16,528	1 .20		–	(0 .03)	132.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

LARGECAP S&P 500 INDEX FUND
Class J shares
2013	(c)	$9 .93	$0.09	$1 .28	$1.37	($0 .16)	$–	($0 .16)	$11.14
2012		8.81	0 .15	1 .11	1 .26	(0 .14)	–	(0 .14)	9 .93
2011		8.27	0 .12	0 .50	0 .62	(0 .08)	–	(0 .08)	8 .81
2010		7.24	0 .11	1 .02	1 .13	(0 .10)	–	(0 .10)	8 .27
2009		6.79	0 .11	0 .47	0 .58	(0 .13)	–	(0 .13)	7 .24
2008		10 .95	0 .14	(4 .05)	(3 .91)	(0 .13)	(0 .12)	(0 .25)	6 .79
Institutional shares
2013	(c)	10 .02	0 .11	1 .30	1 .41	(0 .20)	–	(0 .20)	11.23
2012		8.89	0 .19	1 .11	1 .30	(0 .17)	–	(0 .17)	10.02
2011		8.35	0 .16	0 .50	0 .66	(0 .12)	–	(0 .12)	8 .89
2010		7.31	0 .15	1 .03	1 .18	(0 .14)	–	(0 .14)	8 .35
2009		6.87	0 .14	0 .48	0 .62	(0 .18)	–	(0 .18)	7 .31
2008		11 .08	0 .19	(4 .09)	(3 .90)	(0 .19)	(0 .12)	(0 .31)	6 .87
R-1 shares
2013	(c)	9.96	0 .07	1 .29	1 .36	(0 .11)	–	(0 .11)	11.21
2012		8.83	0 .11	1 .11	1 .22	(0 .09)	–	(0 .09)	9 .96
2011		8.31	0 .08	0 .50	0 .58	(0 .06)	–	(0 .06)	8 .83
2010		7.29	0 .08	1 .03	1 .11	(0 .09)	–	(0 .09)	8 .31
2009		6.81	0 .09	0 .49	0 .58	(0 .10)	–	(0 .10)	7 .29
2008		10 .99	0 .11	(4 .07)	(3 .96)	(0 .10)	(0 .12)	(0 .22)	6 .81
R-2 shares
2013	(c)	10 .02	0 .07	1 .31	1 .38	(0 .13)	–	(0 .13)	11.27
2012		8.88	0 .12	1 .12	1 .24	(0 .10)	–	(0 .10)	10.02
2011		8.34	0 .10	0 .49	0 .59	(0 .05)	–	(0 .05)	8 .88
2010		7.31	0 .09	1 .03	1 .12	(0 .09)	–	(0 .09)	8 .34
2009		6.84	0 .10	0 .48	0 .58	(0 .11)	–	(0 .11)	7 .31
2008		11 .03	0 .12	(4 .08)	(3 .96)	(0 .11)	(0 .12)	(0 .23)	6 .84
R-3 shares
2013	(c)	10 .02	0 .08	1 .30	1 .38	(0 .15)	–	(0 .15)	11.25
2012		8.89	0 .13	1 .13	1 .26	(0 .13)	–	(0 .13)	10.02
2011		8.35	0 .11	0 .50	0 .61	(0 .07)	–	(0 .07)	8 .89
2010		7.32	0 .11	1 .03	1 .14	(0 .11)	–	(0 .11)	8 .35
2009		6.85	0 .11	0 .49	0 .60	(0 .13)	–	(0 .13)	7 .32
2008		11 .06	0 .14	(4 .10)	(3 .96)	(0 .13)	(0 .12)	(0 .25)	6 .85
R-4 shares
2013	(c)	10 .05	0 .09	1 .31	1 .40	(0 .17)	–	(0 .17)	11.28
2012		8.92	0 .15	1 .12	1 .27	(0 .14)	–	(0 .14)	10.05
2011		8.38	0 .13	0 .50	0 .63	(0 .09)	–	(0 .09)	8 .92
2010		7.34	0 .12	1 .04	1 .16	(0 .12)	–	(0 .12)	8 .38
2009		6.89	0 .12	0 .48	0 .60	(0 .15)	–	(0 .15)	7 .34
2008		11 .11	0 .15	(4 .10)	(3 .95)	(0 .15)	(0 .12)	(0 .27)	6 .89
R-5 shares
2013	(c)	10 .13	0 .10	1 .31	1 .41	(0 .18)	–	(0 .18)	11.36
2012		8.98	0 .17	1 .13	1 .30	(0 .15)	–	(0 .15)	10.13
2011		8.44	0 .14	0 .50	0 .64	(0 .10)	–	(0 .10)	8 .98
2010		7.39	0 .13	1 .05	1 .18	(0 .13)	–	(0 .13)	8 .44
2009		6.93	0 .13	0 .49	0 .62	(0 .16)	–	(0 .16)	7 .39
2008		11 .17	0 .17	(4 .13)	(3 .96)	(0 .16)	(0 .12)	(0 .28)	6 .93

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

14 .01%(d),(e)		$393,320	0 .54	%(f)	0 .74	%(f)	1 .78	%(f)	1 .9	%(f)
14.49	(e)	349,801	0.59		0 .78		1 .55		3 .5
7.49	(e)	323,928	0.58		0 .72		1 .41		4 .3
15.74	(e)	317,882	0.69		0 .76		1 .36		8 .0
8.95	(e)	260,397	0.76		0 .81		1 .72		7 .6
(36 .51	) (e)	247,433	0 .69		–		1.54		8.2

14 .36	(d)	1,982,656	0 .16	(f)	0 .16	(f)	2 .15	(f)	1 .9	(f)
14.97		1,687,068	0.16		0 .16		1 .97		3 .5
7.89		1,292,005	0.17		0 .17		1 .82		4 .3
16.27		1,343,467	0.18		0 .18		1 .87		8 .0
9.53		136,579	0.19		0 .25		2 .26		7 .6
(36.15)		112,221	0.16		–		2.05		8.2

13.82	(d)	18,119	1.03	(f)	–		1 .31	(f)	1 .9	(f)
13.98		16,940	1.04		–		1.11		3.5
6.94		16,169	1.04		–		0.95		4.3
15.32		16,843	1.04		–		1.02		8.0
8.71		12,677	1.04		–		1.35		7.6
(36.75)		7,825	1.04		–		1.19		8.2

13.87	(d)	39,188	0.90	(f)	–		1 .43	(f)	1 .9	(f)
14.12		37,824	0.91		–		1.24		3.5
7.05		36,188	0.91		–		1.09		4.3
15.47		47,540	0.91		–		1.15		8.0
8.82		47,447	0.91		–		1.55		7.6
(36.62)		41,405	0.91		–		1.32		8.2

13.98	(d)	199,615	0.72	(f)	–		1 .60	(f)	1 .9	(f)
14.35		170,210	0.73		–		1.41		3.5
7.31		127,726	0.73		–		1.26		4.3
15.61		115,162	0.73		–		1.34		8.0
9.13		136,863	0.73		–		1.72		7.6
(36.59)		118,216	0.73		–		1.49		8.2

14.09	(d)	150,273	0.53	(f)	–		1 .77	(f)	1 .9	(f)
14.50		120,923	0.54		–		1.61		3.5
7.51		120,723	0.54		–		1.45		4.3
15.88		106,514	0.54		–		1.51		8.0
9.18		83,855	0.54		–		1.90		7.6
(36.39)		67,528	0.54		–		1.67		8.2

14.13	(d)	310,312	0.41	(f)	–		1 .90	(f)	1 .9	(f)
14.74		260,492	0.42		–		1.73		3.5
7.58		224,128	0.42		–		1.57		4.3
16.03		190,814	0.42		–		1.63		8.0
9.31		173,787	0.42		–		2.02		7.6
(36.30)		139,495	0.42		–		1.81		8.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment a Income (Loss)(a)	Net Realized nd Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions of Period	Net Asset Value, End

LARGECAP VALUE FUND
Class J shares
2013	(c)	$10 .74	$0.12	$1.50	$1.62	($0 .18)	$–	($0 .18)	$12.18
2012		9.19	0 .14	1 .50	1 .64	(0 .09)	–	(0 .09)	10.74
2011		8.68	0 .09	0 .49	0 .58	(0 .07)	–	(0 .07)	9 .19
2010		7.74	0 .08	0 .97	1 .05	(0 .11)	–	(0 .11)	8 .68
2009		7.83	0 .13	(0 .07)	0 .06	(0 .15)	–	(0 .15)	7 .74
2008		13.37	0 .17	(4 .53)	(4 .36)	(0 .14)	(1 .04)	(1 .18)	7 .83
Institutional shares
2013	(c)	10.90	0 .15	1 .50	1 .65	(0 .23)	–	(0 .23)	12.32
2012		9.32	0 .20	1 .52	1 .72	(0 .14)	–	(0 .14)	10.90
2011		8.81	0 .14	0 .49	0 .63	(0 .12)	–	(0 .12)	9 .32
2010		7.85	0 .13	0 .99	1 .12	(0 .16)	–	(0 .16)	8 .81
2009		7.95	0 .17	(0 .06)	0 .11	(0 .21)	–	(0 .21)	7 .85
2008		13.56	0 .24	(4 .59)	(4 .35)	(0 .22)	(1 .04)	(1 .26)	7 .95
R-1 shares
2013	(c)	10.80	0 .10	1 .50	1 .60	(0 .13)	–	(0 .13)	12.27
2012		9.23	0 .10	1 .52	1 .62	(0 .05)	–	(0 .05)	10.80
2011		8.72	0 .05	0 .50	0 .55	(0 .04)	–	(0 .04)	9 .23
2010		7.79	0 .06	0 .99	1 .05	(0 .12)	–	(0 .12)	8 .72
2009		7.88	0 .11	(0 .07)	0 .04	(0 .13)	–	(0 .13)	7 .79
2008		13.44	0 .15	(4 .55)	(4 .40)	(0 .12)	(1 .04)	(1 .16)	7 .88
R-2 shares
2013	(c)	10.84	0 .10	1 .52	1 .62	(0 .15)	–	(0 .15)	12.31
2012		9.25	0 .12	1 .52	1 .64	(0 .05)	–	(0 .05)	10.84
2011		8.74	0 .07	0 .49	0 .56	(0 .05)	–	(0 .05)	9 .25
2010		7.80	0 .07	0 .98	1 .05	(0 .11)	–	(0 .11)	8 .74
2009		7.88	0 .12	(0 .06)	0 .06	(0 .14)	–	(0 .14)	7 .80
2008		13.45	0 .17	(4 .57)	(4 .40)	(0 .13)	(1 .04)	(1 .17)	7 .88
R-3 shares
2013	(c)	10.83	0 .11	1 .52	1 .63	(0 .18)	–	(0 .18)	12.28
2012		9.26	0 .14	1 .51	1 .65	(0 .08)	–	(0 .08)	10.83
2011		8.72	0 .08	0 .49	0 .57	(0 .03)	–	(0 .03)	9 .26
2010		7.78	0 .09	0 .98	1 .07	(0 .13)	–	(0 .13)	8 .72
2009		7.87	0 .12	(0 .05)	0 .07	(0 .16)	–	(0 .16)	7 .78
2008		13.44	0 .18	(4 .56)	(4 .38)	(0 .15)	(1 .04)	(1 .19)	7 .87
R-4 shares
2013	(c)	10.81	0 .12	1 .50	1 .62	(0 .19)	–	(0 .19)	12.24
2012		9.24	0 .16	1 .51	1 .67	(0 .10)	–	(0 .10)	10.81
2011		8.74	0 .10	0 .49	0 .59	(0 .09)	–	(0 .09)	9 .24
2010		7.79	0 .10	0 .99	1 .09	(0 .14)	–	(0 .14)	8 .74
2009		7.89	0 .15	(0 .07)	0 .08	(0 .18)	–	(0 .18)	7 .79
2008		13.46	0 .20	(4 .56)	(4 .36)	(0 .17)	(1 .04)	(1 .21)	7 .89
R-5 shares
2013	(c)	10.91	0 .13	1 .51	1 .64	(0 .22)	–	(0 .22)	12.33
2012		9.32	0 .17	1 .53	1 .70	(0 .11)	–	(0 .11)	10.91
2011		8.81	0 .11	0 .51	0 .62	(0 .11)	–	(0 .11)	9 .32
2010		7.85	0 .12	0 .98	1 .10	(0 .14)	–	(0 .14)	8 .81
2009		7.95	0 .15	(0 .06)	0 .09	(0 .19)	–	(0 .19)	7 .85
2008		13.55	0 .22	(4 .59)	(4 .37)	(0 .19)	(1 .04)	(1 .23)	7 .95

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

15.29%(d),(e)		$62,168	0.92%	(f)	1.12%(f)	2.07%	(f)	109.7%	(f)
17.97	(e)	51,317	0.99		1 .18	1 .39		117.4
6.72	(e)	45,068	0.98		1 .12	0 .91		130.9
13.67	(e)	41,563	1.08		1 .15	0 .98		192.9
0.93	(e)	37,302	1.19		1 .24	1 .80		170.2
(35 .55	) (e)	38,836	1 .09		–	1 .66		132.1

15.45	(d)	1,879,183	0.43	(f)	–	2 .56	(f)	109 .7	(f)
18.71		1,612,943	0.44		–	1 .94		117.4
7.21		1,274,154	0.45		–	1 .45		130.9
14.45		950,085	0.46		–	1 .54		192.9
1.69		571,990	0.47		–	2 .45		170.2
(35.15)		392,068	0.45		–	2 .29		132.1

14.99	(d)	1,350	1.30	(f)	–	1 .69	(f)	109 .7	(f)
17.65		1,115	1.31		–	1 .05		117.4
6.32		1,191	1.31		–	0 .57		130.9
13.51		1,300	1.32		–	0 .75		192.9
0.70		1,420	1.33		–	1 .49		170.2
(35.65)		647	1.33		–	1 .40		132.1

15.09	(d)	2,339	1.17	(f)	–	1 .82	(f)	109 .7	(f)
17.83		2,032	1.18		–	1 .19		117.4
6.45		2,131	1.18		–	0 .70		130.9
13.56		3,191	1.19		–	0 .87		192.9
0.94		3,025	1.20		–	1 .62		170.2
(35.63)		1,735	1.20		–	1 .58		132.1

15.22	(d)	3,352	0.99	(f)	–	1 .99	(f)	109 .7	(f)
18.03		2,753	1.00		–	1 .37		117.4
6.59		2,700	1.00		–	0 .89		130.9
13.86		3,466	1.01		–	1 .13		192.9
1.10		5,783	1.02		–	1 .74		170.2
(35.53)		1,969	1.02		–	1 .73		132.1

15.23	(d)	2,481	0.80	(f)	–	2 .19	(f)	109 .7	(f)
18.26		2,117	0.81		–	1 .58		117.4
6.80		2,275	0.81		–	1 .06		130.9
14.09		2,289	0.82		–	1 .24		192.9
1.23		2,009	0.83		–	2 .04		170.2
(35.36)		1,438	0.83		–	1 .91		132.1

15.30	(d)	14,726	0.68	(f)	–	2 .25	(f)	109 .7	(f)
18.44		5,500	0.69		–	1 .69		117.4
6.99		4,363	0.69		–	1 .19		130.9
14.16		5,627	0.70		–	1 .38		192.9
1.31		7,054	0.71		–	2 .09		170.2
(35.26)		3,015	0.71		–	2 .06		132.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

LARGECAP VALUE FUND I
Institutional shares
2013	(b)	$11 .73	$0.13	$1.57	$1.70	($0 .24)	$–	($0 .24)	$13.19
2012		10.45	0 .21	1 .24	1 .45	(0 .17)	–	(0 .17)	11.73
2011		10.07	0 .16	0 .37	0 .53	(0 .15)	–	(0 .15)	10.45
2010		9.12	0 .12	0 .96	1 .08	(0 .13)	–	(0 .13)	10.07
2009		8.77	0 .15	0 .39	0 .54	(0 .19)	–	(0 .19)	9 .12
2008		15.02	0 .22	(5 .95)	(5 .73)	(0 .19)	(0 .33)	(0 .52)	8 .77
R-1 shares
2013	(b)	11.67	0 .08	1 .56	1 .64	(0 .13)	–	(0 .13)	13.18
2012		10.37	0 .11	1 .25	1 .36	(0 .06)	–	(0 .06)	11.67
2011		10.00	0 .06	0 .37	0 .43	(0 .06)	–	(0 .06)	10.37
2010		9.08	0 .04	0 .95	0 .99	(0 .07)	–	(0 .07)	10.00
2009		8.70	0 .08	0 .39	0 .47	(0 .09)	–	(0 .09)	9 .08
2008		14.90	0 .12	(5 .92)	(5 .80)	(0 .07)	(0 .33)	(0 .40)	8 .70
R-2 shares
2013	(b)	11.67	0 .08	1 .57	1 .65	(0 .15)	–	(0 .15)	13.17
2012		10.39	0 .13	1 .24	1 .37	(0 .09)	–	(0 .09)	11.67
2011		9.98	0 .08	0 .37	0 .45	(0 .04)	–	(0 .04)	10.39
2010		9.04	0 .06	0 .94	1 .00	(0 .06)	–	(0 .06)	9 .98
2009		8.68	0 .09	0 .38	0 .47	(0 .11)	–	(0 .11)	9 .04
2008		14.86	0 .13	(5 .90)	(5 .77)	(0 .08)	(0 .33)	(0 .41)	8 .68
R-3 shares
2013	(b)	11.68	0 .10	1 .56	1 .66	(0 .17)	–	(0 .17)	13.17
2012		10.39	0 .15	1 .24	1 .39	(0 .10)	–	(0 .10)	11.68
2011		10.00	0 .09	0 .38	0 .47	(0 .08)	–	(0 .08)	10.39
2010		9.07	0 .07	0 .95	1 .02	(0 .09)	–	(0 .09)	10.00
2009		8.71	0 .10	0 .39	0 .49	(0 .13)	–	(0 .13)	9 .07
2008		14.91	0 .15	(5 .91)	(5 .76)	(0 .11)	(0 .33)	(0 .44)	8 .71
R-4 shares
2013	(b)	11.67	0 .11	1 .56	1 .67	(0 .20)	–	(0 .20)	13.14
2012		10.39	0 .17	1 .24	1 .41	(0 .13)	–	(0 .13)	11.67
2011		10.01	0 .12	0 .37	0 .49	(0 .11)	–	(0 .11)	10.39
2010		9.08	0 .09	0 .94	1 .03	(0 .10)	–	(0 .10)	10.01
2009		8.73	0 .11	0 .40	0 .51	(0 .16)	–	(0 .16)	9 .08
2008		14.95	0 .17	(5 .93)	(5 .76)	(0 .13)	(0 .33)	(0 .46)	8 .73
R-5 shares
2013	(b)	11.77	0 .10	1 .58	1 .68	(0 .23)	–	(0 .23)	13.22
2012		10.44	0 .18	1 .25	1 .43	(0 .10)	–	(0 .10)	11.77
2011		10.05	0 .13	0 .38	0 .51	(0 .12)	–	(0 .12)	10.44
2010		9.10	0 .10	0 .95	1 .05	(0 .10)	–	(0 .10)	10.05
2009		8.74	0 .12	0 .40	0 .52	(0 .16)	–	(0 .16)	9 .10
2008		14.98	0 .19	(5 .95)	(5 .76)	(0 .15)	(0 .33)	(0 .48)	8 .74

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

14.78	%(c)	$2,292,558	0.76%(d),(e)		2 .12	%(d)	63.8	%(d)
14.18		2,180,941	0.76	(e)	1.89		68.2
5.21		1,975,267	0.76	(e)	1.47		95.4
11.89		2,235,141	0.77	(e)	1.28		73.6
6.56		1,245,238	0.79	(e)	1.82		114.5
(39.42)		874,193	0.79		1.82		52.1

14.23	(c)	4,470	1 .64 (d)	,(e)	1.23	(d)	63.8	(d)
13.25		4,014	1.64	(e)	1.02		68.2
4.24		4,025	1.64	(e)	0.58		95.4
10.89		5,335	1.64	(e)	0.41		73.6
5.59		4,784	1.66	(e)	0.93		114.5
(39.94)		3,370	1.67		0.95		52.1

14.28	(c)	2,466	1 .51 (d)	,(e)	1.34	(d)	63.8	(d)
13.28		2,332	1.51	(e)	1.14		68.2
4.53		2,158	1.51	(e)	0.72		95.4
11.04		4,021	1.51	(e)	0.58		73.6
5.64		5,336	1.53	(e)	1.12		114.5
(39.83)		4,848	1.54		1.08		52.1

14.40	(c)	2,739	1 .33 (d)	,(e)	1.58	(d)	63.8	(d)
13.51		2,854	1.33	(e)	1.33		68.2
4.65		3,168	1.33	(e)	0.89		95.4
11.27		5,526	1.33	(e)	0.73		73.6
5.85		5,509	1.35	(e)	1.27		114.5
(39.72)		4,422	1.36		1.25		52.1

14.50	(c)	3,041	1 .14 (d)	,(e)	1.85	(d)	63.8	(d)
13.76		3,250	1.14	(e)	1.53		68.2
4.86		3,400	1.14	(e)	1.09		95.4
11.38		4,096	1.14	(e)	0.91		73.6
6.11		3,486	1.16	(e)	1.41		114.5
(39.64)		2,386	1.17		1.46		52.1

14.55	(c)	9,155	1 .02 (d)	,(e)	1.64	(d)	63.8	(d)
13.86		1,800	1.02	(e)	1.63		68.2
5.06		2,399	1.02	(e)	1.20		95.4
11.60		6,332	1.02	(e)	1.08		73.6
6.29		9,613	1.04	(e)	1.51		114.5
(39.62)		5,745	1.05		1.58		52.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2013.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

LARGECAP VALUE FUND III
Class J shares
2013	(c)	$10 .91	$0.07	$1.59	$1.66	($0 .21)	$–	($0 .21)	$12.36
2012		9.73	0 .14	1 .17	1 .31	(0 .13)	–	(0 .13)	10.91
2011		9.56	0 .09	0 .17	0 .26	(0 .09)	–	(0 .09)	9.73
2010		8.55	0 .07	1 .04	1 .11	(0 .10)	–	(0 .10)	9.56
2009		8.36	0 .11	0 .24	0 .35	(0 .16)	–	(0 .16)	8.55
2008		15.67	0 .23	(6 .40)	(6 .17)	(0 .20)	(0 .94)	(1 .14)	8.36
Institutional shares
2013	(c)	11.07	0 .10	1 .60	1 .70	(0 .27)	–	(0 .27)	12.50
2012		9.86	0 .20	1 .19	1 .39	(0 .18)	–	(0 .18)	11.07
2011		9.70	0 .15	0 .16	0 .31	(0 .15)	–	(0 .15)	9.86
2010		8.67	0 .13	1 .05	1 .18	(0 .15)	–	(0 .15)	9.70
2009		8.49	0 .16	0 .24	0 .40	(0 .22)	–	(0 .22)	8.67
2008		15.91	0 .29	(6 .48)	(6 .19)	(0 .29)	(0 .94)	(1 .23)	8.49
R-1 shares
2013	(c)	11.02	0 .05	1 .60	1 .65	(0 .15)	–	(0 .15)	12.52
2012		9.79	0 .10	1 .19	1 .29	(0 .06)	–	(0 .06)	11.02
2011		9.63	0 .05	0 .17	0 .22	(0 .06)	–	(0 .06)	9.79
2010		8.61	0 .05	1 .05	1 .10	(0 .08)	–	(0 .08)	9.63
2009		8.40	0 .09	0 .24	0 .33	(0 .12)	–	(0 .12)	8.61
2008		15.75	0 .19	(6 .43)	(6 .24)	(0 .17)	(0 .94)	(1 .11)	8.40
R-2 shares
2013	(c)	10.98	0 .06	1 .60	1 .66	(0 .17)	–	(0 .17)	12.47
2012		9.76	0 .12	1 .18	1 .30	(0 .08)	–	(0 .08)	10.98
2011		9.59	0 .07	0 .17	0 .24	(0 .07)	–	(0 .07)	9.76
2010		8.58	0 .06	1 .04	1 .10	(0 .09)	–	(0 .09)	9.59
2009		8.35	0 .10	0 .25	0 .35	(0 .12)	–	(0 .12)	8.58
2008		15.66	0 .21	(6 .40)	(6 .19)	(0 .18)	(0 .94)	(1 .12)	8.35
R-3 shares
2013	(c)	11.39	0 .07	1 .65	1 .72	(0 .18)	–	(0 .18)	12.93
2012		10.13	0 .14	1 .23	1 .37	(0 .11)	–	(0 .11)	11.39
2011		9.93	0 .09	0 .18	0 .27	(0 .07)	–	(0 .07)	10.13
2010		8.86	0 .08	1 .07	1 .15	(0 .08)	–	(0 .08)	9.93
2009		8.64	0 .12	0 .25	0 .37	(0 .15)	–	(0 .15)	8.86
2008		16.16	0 .24	(6 .62)	(6 .38)	(0 .20)	(0 .94)	(1 .14)	8.64
R-4 shares
2013	(c)	11.03	0 .08	1 .59	1 .67	(0 .21)	–	(0 .21)	12.49
2012		9.82	0 .16	1 .19	1 .35	(0 .14)	–	(0 .14)	11.03
2011		9.66	0 .11	0 .16	0 .27	(0 .11)	–	(0 .11)	9.82
2010		8.63	0 .09	1 .05	1 .14	(0 .11)	–	(0 .11)	9.66
2009		8.43	0 .13	0 .24	0 .37	(0 .17)	–	(0 .17)	8.63
2008		15.80	0 .26	(6 .46)	(6 .20)	(0 .23)	(0 .94)	(1 .17)	8.43
R-5 shares
2013	(c)	11.11	0 .08	1 .61	1 .69	(0 .25)	–	(0 .25)	12.55
2012		9.87	0 .17	1 .20	1 .37	(0 .13)	–	(0 .13)	11.11
2011		9.71	0 .12	0 .16	0 .28	(0 .12)	–	(0 .12)	9.87
2010		8.68	0 .10	1 .05	1 .15	(0 .12)	–	(0 .12)	9.71
2009		8.47	0 .14	0 .25	0 .39	(0 .18)	–	(0 .18)	8.68
2008		15.88	0 .27	(6 .49)	(6 .22)	(0 .25)	(0 .94)	(1 .19)	8.47

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

15.44%(d),(e)		$68,390	1.26%	(f)	1 .47%(f)	1 .30%	(f)	49.9%	(f)
13.63	(e)	62,870	1.31		1 .52	1 .33		58.3
2.71	(e)	64,254	1.27		1 .42	0 .92		70.9
13.04	(e)	67,982	1.38		1 .45	0 .78		80.6
4.39	(e)	64,656	1.43		1 .48	1 .41		98.7
(42 .26)	(e)	66,714	1.34		–	1 .89		55.3

15.65	(d)	705,180	0.79 (f)	,(g)	–	1.79	(f)	49.9	(f)
14.38		677,325	0.78	(g)	–	1 .92		58.3
3.16		1,056,201	0.78	(g)	–	1 .42		70.9
13.73		1,601,614	0.77	(g)	–	1 .39		80.6
5.12		1,688,856	0.78	(g)	–	2 .04		98.7
(41 .96)		1,592,265	0.77		–	2 .44		55.3

15.16	(d)	2,258	1.67 (f)	,(g)	–	0.91	(f)	49.9	(f)
13.31		2,369	1.66	(g)	–	0 .99		58.3
2.22		2,821	1.66	(g)	–	0 .53		70.9
12.79		4,179	1.65	(g)	–	0 .50		80.6
4.17		4,470	1.66	(g)	–	1 .19		98.7
(42 .45)		4,834	1.65		–	1 .57		55.3

15.27	(d)	5,741	1.54 (f)	,(g)	–	1.06	(f)	49.9	(f)
13.42		6,283	1.53	(g)	–	1 .15		58.3
2.43		9,411	1.53	(g)	–	0 .67		70.9
12.83		15,933	1.52	(g)	–	0 .64		80.6
4.36		19,786	1.53	(g)	–	1 .35		98.7
(42 .36)		25,923	1.52		–	1 .72		55.3

15.32	(d)	9,443	1.36 (f)	,(g)	–	1.23	(f)	49.9	(f)
13.64		9,792	1.35	(g)	–	1 .31		58.3
2.67		13,446	1.35	(g)	–	0 .85		70.9
13.05		23,390	1.34	(g)	–	0 .83		80.6
4.48		34,970	1.35	(g)	–	1 .55		98.7
(42 .26)		60,137	1.34		–	1 .90		55.3

15.40	(d)	6,035	1.17 (f)	,(g)	–	1.37	(f)	49.9	(f)
13.93		5,167	1.16	(g)	–	1 .58		58.3
2.74		10,525	1.16	(g)	–	1 .04		70.9
13.32		13,028	1.15	(g)	–	1 .02		80.6
4.71		20,289	1.16	(g)	–	1 .70		98.7
(42 .16)		23,519	1.15		–	2 .12		55.3

15.49	(d)	17,501	1.05 (f)	,(g)	–	1.44	(f)	49.9	(f)
14.10		8,898	1.04	(g)	–	1 .63		58.3
2.86		10,476	1.04	(g)	–	1 .15		70.9
13.38		22,321	1.03	(g)	–	1 .13		80.6
4.92		32,818	1.04	(g)	–	1 .81		98.7
(42 .13)		47,854	1.03		–	2 .21		55.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

MIDCAP FUND(c)
Class J shares
2013	(d)	$14 .95	$0.03	$2.47	$2.50	($0 .13)	($0 .23)	($0 .36)	$17.09
2012		13.60	0 .05	2 .13	2 .18	(0 .02)	(0 .81)	(0 .83)	14.95
2011		12.63	0 .01	1 .58	1 .59	(0 .13)	(0 .49)	(0 .62)	13.60
2010		10.13	0 .08	2 .45	2 .53	(0 .03)	–	(0 .03)	12.63
2009		9.28	–	1.37	1.37	–	(0 .52)	(0 .52)	10.13
2008		15.60	(0 .03)	(4 .81)	(4 .84)	–	(1 .48)	(1 .48)	9.28
Institutional shares
2013	(d)	15.67	0 .06	2 .60	2 .66	(0 .19)	(0 .23)	(0 .42)	17.91
2012		14.22	0 .12	2 .22	2 .34	(0 .08)	(0 .81)	(0 .89)	15.67
2011		13.18	0 .07	1 .65	1 .72	(0 .19)	(0 .49)	(0 .68)	14.22
2010		10.56	0 .15	2 .56	2 .71	(0 .09)	–	(0 .09)	13.18
2009		9.59	0 .06	1 .43	1 .49	–	(0 .52)	(0 .52)	10.56
2008		15.99	0 .04	(4 .96)	(4 .92)	–	(1 .48)	(1 .48)	9.59
R-1 shares
2013	(d)	14.92	(0 .01)	2.47	2.46	(0 .12)	(0 .23)	(0 .35)	17.03
2012		13.62	–	2.11	2.11	–	(0 .81)	(0 .81)	14.92
2011		12.65	(0 .04)	1.58	1.54	(0 .08)	(0 .49)	(0 .57)	13.62
2010		10.17	0 .05	2 .45	2 .50	(0 .02)	–	(0 .02)	12.65
2009		9.34	(0 .03)	1.38	1.35	–	(0 .52)	(0 .52)	10.17
2008		15.73	(0 .07)	(4 .84)	(4 .91)	–	(1 .48)	(1 .48)	9.34
R-2 shares
2013	(d)	15.00	–	2.49	2.49	(0 .11)	(0 .23)	(0 .34)	17.15
2012		13.66	0 .01	2 .14	2 .15	–	(0 .81)	(0 .81)	15.00
2011		12.71	(0 .03)	1.59	1.56	(0 .12)	(0 .49)	(0 .61)	13.66
2010		10.21	0 .07	2 .46	2 .53	(0 .03)	–	(0 .03)	12.71
2009		9.36	(0 .02)	1.39	1.37	–	(0 .52)	(0 .52)	10.21
2008		15.74	(0 .05)	(4 .85)	(4 .90)	–	(1 .48)	(1 .48)	9.36
R-3 shares
2013	(d)	15.32	0 .02	2 .52	2 .54	(0 .14)	(0 .23)	(0 .37)	17.49
2012		13.91	0 .04	2 .18	2 .22	–	(0 .81)	(0 .81)	15.32
2011		12.93	–	1.61	1.61	(0 .14)	(0 .49)	(0 .63)	13.91
2010		10.38	0 .08	2 .51	2 .59	(0 .04)	–	(0 .04)	12.93
2009		9.48	–	1.42	1.42	–	(0 .52)	(0 .52)	10.38
2008		15.91	(0 .03)	(4 .92)	(4 .95)	–	(1 .48)	(1 .48)	9.48
R-4 shares
2013	(d)	15.66	0 .04	2 .59	2 .63	(0 .15)	(0 .23)	(0 .38)	17.91
2012		14.23	0 .07	2 .22	2 .29	(0 .05)	(0 .81)	(0 .86)	15.66
2011		13.21	0 .02	1 .66	1 .68	(0 .17)	(0 .49)	(0 .66)	14.23
2010		10.59	0 .10	2 .57	2 .67	(0 .05)	–	(0 .05)	13.21
2009		9.65	0 .02	1 .44	1 .46	–	(0 .52)	(0 .52)	10.59
2008		16.13	–	(5 .00)	(5 .00)	–	(1 .48)	(1 .48)	9.65
R-5 shares
2013	(d)	15.55	0 .04	2 .57	2 .61	(0 .16)	(0 .23)	(0 .39)	17.77
2012		14.12	0 .08	2 .21	2 .29	(0 .05)	(0 .81)	(0 .86)	15.55
2011		13.09	0 .04	1 .65	1 .69	(0 .17)	(0 .49)	(0 .66)	14.12
2010		10.50	0 .11	2 .55	2 .66	(0 .07)	–	(0 .07)	13.09
2009		9.56	0 .03	1 .43	1 .46	–	(0 .52)	(0 .52)	10.50
2008		15.98	0 .02	(4 .96)	(4 .94)	–	(1 .48)	(1 .48)	9.56

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

17.04%(e),(f)		$265,578	1.02	%(g)	1.22	%(g)	0 .42	%(g)	15.6	%(g)
17.27	(f)	222,928	1.10		1 .29		0 .35		21.1
12.97	(f)	194,970	1.10		1 .25		0 .08		33.2
25.02	(f)	174,254	1.22		1 .29		0 .70		26.7
16.33	(f)	143,192	1.30		1 .35		(0 .06)		12.9
(34 .09	) (f)	128,240	1.22		–		(0 .21)		26.8

17.36	(e)	2,069,229	0.64	(g)	0.64	(g)	0.77	(g)	15.6	(g)
17.72		1,389,161	0.65		0 .65		0 .80		21.1
13.48		580,128	0.65		0 .65		0 .53		33.2
25.78		392,309	0.66		0 .66		1 .22		26.7
17.09		423,084	0.69		0 .70		0 .60		12.9
(33 .73)		28,740	0.65		–		0 .30		26.8

16.82	(e)	13,702	1.48	(g)	–		(0 .10	) (g)	15.6	(g)
16.68		7,778	1.50		–		(0 .03)		21.1
12.57		1,985	1.51		–		(0 .32)		33.2
24.64		2,261	1.52		–		0 .40		26.7
15.99		1,879	1.53		–		(0 .33)		12.9
(34 .27)		954	1.53		–		(0 .53)		26.8

16.91	(e)	34,767	1.35	(g)	–		0.05	(g)	15.6	(g)
16.93		21,181	1.37		–		0 .08		21.1
12.66		8,697	1.38		–		(0 .21)		33.2
24.81		5,421	1.39		–		0 .56		26.7
16.18		4,048	1.40		–		(0 .19)		12.9
(34 .18)		2,552	1.40		–		(0 .40)		26.8

16.93	(e)	114,109	1.17	(g)	–		0.24	(g)	15.6	(g)
17.17		77,423	1.19		–		0 .28		21.1
12.85		20,680	1.20		–		(0 .03)		33.2
25.01		18,958	1.21		–		0 .72		26.7
16.51		11,000	1.22		–		(0 .01)		12.9
(34 .12)		7,650	1.22		–		(0 .21)		26.8

17.14	(e)	129,051	0.98	(g)	–		0.43	(g)	15.6	(g)
17.33		90,257	1.00		–		0 .44		21.1
13.08		44,862	1.01		–		0 .16		33.2
25.32		9,201	1.02		–		0 .86		26.7
16.65		8,038	1.03		–		0 .19		12.9
(33 .95)		4,998	1.03		–		(0 .03)		26.8

17.17	(e)	137,300	0.86	(g)	–		0.53	(g)	15.6	(g)
17.46		77,833	0.88		–		0 .57		21.1
13.34		50,417	0.89		–		0 .28		33.2
25.42		36,636	0.90		–		0 .96		26.7
16.82		15,132	0.91		–		0 .31		12.9
(33 .89)		10,606	0.91		–		0 .12		26.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return

MIDCAP GROWTH FUND
Class J shares
2013	(c)	$6 .51	($0 .02)	$0.74	$0.72	($0 .42)	($0.42)	$6.81	11.62%(d)	(e)
2012		7.15	(0 .04)	0 .31	0 .27	(0 .91)	(0.91)	6.51	5 .71	(e)
2011		6.49	(0 .06)	0 .72	0 .66	–	–	7.15	10.17	(e)
2010		5.12	(0 .05)	1 .42	1 .37	–	–	6.49	26.76	(e)
2009		5.04	(0 .05)	0 .13	0 .08	–	–	5.12	1 .59	(e)
2008		8.33	(0 .05)	(2 .67)	(2 .72)	(0 .57)	(0.57)	5.04	(35 .11)	(e)
Institutional shares
2013	(c)	7.31	–	0 .83	0 .83	(0 .42)	(0.42)	7.72	11.86	(d)
2012		7.86	–	0 .36	0 .36	(0 .91)	(0.91)	7.31	6 .40
2011		7.10	(0 .03)	0 .79	0 .76	–	–	7.86	10.70
2010		5.56	(0 .02)	1 .56	1 .54	–	–	7.10	27.72
2009		5.43	(0 .01)	0 .14	0 .13	–	–	5.56	2 .39
2008		8.87	–	(2 .87)	(2 .87)	(0 .57)	(0.57)	5.43	(34 .65)
R-1 shares
2013	(c)	6.74	(0.03)	0 .77	0 .74	(0 .42)	(0.42)	7.06	11.52	(d)
2012		7.38	(0 .06)	0 .33	0 .27	(0 .91)	(0.91)	6.74	5 .48
2011		6.73	(0 .09)	0 .74	0 .65	–	–	7.38	9 .66
2010		5.31	(0 .07)	1 .49	1 .42	–	–	6.73	26.74
2009		5.24	(0 .06)	0 .13	0 .07	–	–	5.31	1 .34
2008		8.64	(0 .06)	(2 .77)	(2 .83)	(0 .57)	(0.57)	5.24	(35 .13)
R-2 shares
2013	(c)	6.98	(0.02)	0 .80	0 .78	(0 .42)	(0.42)	7.34	11.69	(d)
2012		7.61	(0 .05)	0 .33	0 .28	(0 .91)	(0.91)	6.98	5 .45
2011		6.92	(0 .08)	0 .77	0 .69	–	–	7.61	9 .97
2010		5.46	(0 .06)	1 .52	1 .46	–	–	6.92	26.74
2009		5.38	(0 .05)	0 .13	0 .08	–	–	5.46	1 .49
2008		8.84	(0 .06)	(2 .83)	(2 .89)	(0 .57)	(0.57)	5.38	(35 .01)
R-3 shares
2013	(c)	7.18	(0.02)	0 .82	0 .80	(0 .42)	(0.42)	7.56	11.64	(d)
2012		7.78	(0 .04)	0 .35	0 .31	(0 .91)	(0.91)	7.18	5 .75
2011		7.07	(0 .07)	0 .78	0 .71	–	–	7.78	10.04
2010		5.57	(0 .05)	1 .55	1 .50	–	–	7.07	26.93
2009		5.47	(0 .05)	0 .15	0 .10	–	–	5.57	1 .83
2008		8.96	(0 .04)	(2 .88)	(2 .92)	(0 .57)	(0.57)	5.47	(34 .86)
R-4 shares
2013	(c)	7.36	(0.01)	0 .83	0 .82	(0 .42)	(0.42)	7.76	11.63	(d)
2012		7.93	(0 .03)	0 .37	0 .34	(0 .91)	(0.91)	7.36	6 .05
2011		7.19	(0 .05)	0 .79	0 .74	–	–	7.93	10.29
2010		5.65	(0 .04)	1 .58	1 .54	–	–	7.19	27.26
2009		5.54	(0 .03)	0 .14	0 .11	–	–	5.65	1 .99
2008		9.07	(0 .03)	(2 .93)	(2 .96)	(0 .57)	(0.57)	5.54	(34 .88)
R-5 shares
2013	(c)	7.48	(0.01)	0 .86	0 .85	(0 .42)	(0.42)	7.91	11.86	(d)
2012		8.05	(0 .02)	0 .36	0 .34	(0 .91)	(0.91)	7.48	5 .95
2011		7.29	(0 .05)	0 .81	0 .76	–	–	8.05	10.43
2010		5.72	(0 .04)	1 .61	1 .57	–	–	7.29	27.45
2009		5.60	(0 .03)	0 .15	0 .12	–	–	5.72	2 .14
2008		9.15	(0 .02)	(2 .96)	(2 .98)	(0 .57)	(0.57)	5.60	(34 .79)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$25,353	1.21	%(f)	1.41	%(f)	(0 .48	)%(f)	201.4	%(f)
23,812	1.28		1.47		(0.60)		167.6
24,203	1.21		1.35		(0.83)		155.1
22,826	1.35		1.42		(0.91)		214.7
19,435	1.49		1.54		(1.08)		227.2
20,448	1.42		–		(0.72)		161.7

59,634	0.72	(f)	0.78	(f)	0.00	(f)	201.4	(f)
49,383	0.70		0.78		(0.02)		167.6
53,210	0.70		0.73		(0.32)		155.1
34,798	0.70		0.75		(0.25)		214.7
34,450	0.70		0.77		(0.29)		227.2
19,287	0.71		–		(0.01)		161.7

1,472	1.56	(f)	–		(0 .83	) (f)	201.4	(f)
1,503	1.56		–		(0.88)		167.6
1,441	1.55		–		(1.18)		155.1
1,158	1.56		–		(1.12)		214.7
1,109	1.55		–		(1.15)		227.2
658	1.59		–		(0.88)		161.7

2,482	1.43	(f)	–		(0 .69	) (f)	201.4	(f)
2,609	1.43		–		(0.76)		167.6
3,331	1.42		–		(1.04)		155.1
3,152	1.43		–		(0.99)		214.7
2,390	1.42		–		(1.02)		227.2
625	1.46		–		(0.74)		161.7

4,360	1.25	(f)	–		(0 .50	) (f)	201.4	(f)
5,306	1.25		–		(0.58)		167.6
6,698	1.24		–		(0.86)		155.1
7,430	1.25		–		(0.75)		214.7
10,722	1.24		–		(0.86)		227.2
1,699	1.28		–		(0.57)		161.7

2,937	1.06	(f)	–		(0 .33	) (f)	201.4	(f)
2,608	1.06		–		(0.45)		167.6
9,194	1.05		–		(0.67)		155.1
8,584	1.06		–		(0.62)		214.7
6,889	1.05		–		(0.64)		227.2
4,010	1.09		–		(0.40)		161.7

14,555	0.94	(f)	–		(0 .20	) (f)	201.4	(f)
19,913	0.94		–		(0.30)		167.6
33,603	0.93		–		(0.55)		155.1
33,306	0.94		–		(0.55)		214.7
8,446	0.93		–		(0.52)		227.2
2,561	0.97		–		(0.24)		161.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

MIDCAP GROWTH FUND III
Class J shares
2013	(c)	$9 .91	($0.01)	$1.38	$1.37	$–	($0 .24)	($0 .24)	$11.04
2012		9.71	(0.05)	0 .25	0.20	–	–	–	9.91
2011		8.82	(0.06)	0 .95	0.89	–	–	–	9.71
2010		6.90	(0.07)	1 .99	1.92	–	–	–	8.82
2009		5.94	(0.06)	1 .02	0.96	–	–	–	6.90
2008		11 .50	(0.09)	(4 .70)	(4.79)	–	(0 .77)	(0 .77)	5.94
Institutional shares
2013	(c)	10 .87	0.01	1 .53	1.54	(0.04)	(0 .24)	(0 .28)	12.13
2012		10 .59	0.01	0 .27	0.28	–	–	–	10.87
2011		9.57	(0.01)	1 .03	1.02	–	–	–	10.59
2010		7.44	(0.01)	2 .14	2.13	–	–	–	9.57
2009		6.37	(0.01)	1 .08	1.07	–	–	–	7.44
2008		12 .21	(0.03)	(5 .04)	(5.07)	–	(0 .77)	(0 .77)	6.37
R-1 shares
2013	(c)	10 .12	(0.03)	1 .41	1.38	–	(0 .24)	(0 .24)	11.26
2012		9.95	(0.08)	0 .25	0.17	–	–	–	10.12
2011		9.07	(0.10)	0 .98	0.88	–	–	–	9.95
2010		7.11	(0.08)	2 .04	1.96	–	–	–	9.07
2009		6.13	(0.07)	1 .05	0.98	–	–	–	7.11
2008		11 .88	(0.11)	(4 .87)	(4.98)	–	(0 .77)	(0 .77)	6.13
R-2 shares
2013	(c)	10 .30	(0.03)	1 .44	1.41	–	(0 .24)	(0 .24)	11.47
2012		10 .11	(0.07)	0 .26	0.19	–	–	–	10.30
2011		9.21	(0.08)	0 .98	0.90	–	–	–	10.11
2010		7.21	(0.07)	2 .07	2.00	–	–	–	9.21
2009		6.21	(0.06)	1 .06	1.00	–	–	–	7.21
2008		12 .01	(0.10)	(4 .93)	(5.03)	–	(0 .77)	(0 .77)	6.21
R-3 shares
2013	(c)	10 .70	(0.02)	1 .49	1.47	–	(0 .24)	(0 .24)	11.93
2012		10 .48	(0.05)	0 .27	0.22	–	–	–	10.70
2011		9.53	(0.07)	1 .02	0.95	–	–	–	10.48
2010		7.45	(0.06)	2 .14	2.08	–	–	–	9.53
2009		6.41	(0.05)	1 .09	1.04	–	–	–	7.45
2008		12 .35	(0.09)	(5 .08)	(5.17)	–	(0 .77)	(0 .77)	6.41
R-4 shares
2013	(c)	10 .79	(0.01)	1 .51	1.50	–	(0 .24)	(0 .24)	12.05
2012		10 .55	(0.04)	0 .28	0.24	–	–	–	10.79
2011		9.57	(0.05)	1 .03	0.98	–	–	–	10.55
2010		7.47	(0.04)	2 .14	2.10	–	–	–	9.57
2009		6.42	(0.03)	1 .08	1.05	–	–	–	7.47
2008		12 .34	(0.07)	(5 .08)	(5.15)	–	(0 .77)	(0 .77)	6.42
R-5 shares
2013	(c)	10 .99	0.01	1 .53	1.54	–	(0 .24)	(0 .24)	12.29
2012		10 .74	(0.02)	0 .27	0.25	–	–	–	10.99
2011		9.73	(0.04)	1 .05	1.01	–	–	–	10.74
2010		7.58	(0.04)	2 .19	2.15	–	–	–	9.73
2009		6.51	(0.03)	1 .10	1.07	–	–	–	7.58
2008		12 .49	(0.06)	(5 .15)	(5.21)	–	(0 .77)	(0 .77)	6.51

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

14.09%(d),(e)		$32,229	1.45%	(f)	1.68%(f)	(0.28)%	(f)	102.5%	(f)
2.06	(e)	29,541	1.50		1 .71	(0.48)		127.6
10.09	(e)	32,439	1.45		1 .62	(0.58)		107.8
27.83	(e)	30,949	1.65		1 .74	(0.83)		98.1
16.16	(e)	24,700	1.78		1 .84	(0.95)		126.2
(44 .57)	(e)	20,178	1.67		–	(0.99)		167.3

14.42	(d)	1,448,050	0.95 (f)	,(g)	–	0.23	(f)	102.5	(f)
2.64		1,310,305	0.95	(g)	–	0.07		127.6
10.66		1,340,389	0.95	(g)	–	(0.08)		107.8
28.63		1,206,656	0.96	(g)	–	(0.14)		98.1
16.80		1,000,791	0.98	(g)	–	(0.16)		126.2
(44 .26)		423,812	1.00		–	(0.32)		167.3

13.89	(d)	3,238	1.83 (f)	,(g)	–	(0.58	) (f)	102.5	(f)
1.71		3,731	1.83	(g)	–	(0.82)		127.6
9.70		4,645	1.83	(g)	–	(0.94)		107.8
27.57		5,095	1.84	(g)	–	(1.01)		98.1
15.99		4,498	1.86	(g)	–	(1.04)		126.2
(44 .75)		775	1.88		–	(1.21)		167.3

13.94	(d)	6,540	1.70 (f)	,(g)	–	(0.53	) (f)	102.5	(f)
1.88		6,229	1.70	(g)	–	(0.69)		127.6
9.77		7,782	1.70	(g)	–	(0.77)		107.8
27.74		11,680	1.71	(g)	–	(0.88)		98.1
16.10		10,939	1.73	(g)	–	(0.90)		126.2
(44 .68)		7,120	1.75		–	(1.06)		167.3

13.98	(d)	21,689	1.52 (f)	,(g)	–	(0.30	) (f)	102.5	(f)
2.10		23,334	1.52	(g)	–	(0.50)		127.6
9.97		32,650	1.52	(g)	–	(0.64)		107.8
27.92		38,227	1.53	(g)	–	(0.70)		98.1
16.22		31,998	1.55	(g)	–	(0.72)		126.2
(44 .58)		23,848	1.57		–	(0.89)		167.3

14.14	(d)	24,952	1.33 (f)	,(g)	–	(0.10	) (f)	102.5	(f)
2.27		24,559	1.33	(g)	–	(0.32)		127.6
10.24		33,364	1.33	(g)	–	(0.45)		107.8
28.11		32,907	1.34	(g)	–	(0.51)		98.1
16.36		27,501	1.36	(g)	–	(0.53)		126.2
(44 .45)		17,117	1.38		–	(0.70)		167.3

14.27	(d)	27,987	1.21 (f)	,(g)	–	0.10	(f)	102.5	(f)
2.33		37,395	1.21	(g)	–	(0.19)		127.6
10.38		35,709	1.21	(g)	–	(0.34)		107.8
28.36		22,341	1.22	(g)	–	(0.41)		98.1
16.44		14,817	1.24	(g)	–	(0.41)		126.2
(44 .39)		9,461	1.26		–	(0.57)		167.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

MIDCAP S&P 400 INDEX FUND
Class J shares
2013	(c)	$14 .43	$0.09	$2.55	$2.64	($0 .13)	($0 .49)	($0 .62)	$16.45
2012		13.60	0 .10	1 .34	1 .44	(0 .07)	(0 .54)	(0 .61)	14.43
2011		12.79	0 .08	0 .92	1 .00	(0 .06)	(0 .13)	(0 .19)	13.60
2010		10.17	0 .07	2 .62	2 .69	(0 .07)	–	(0 .07)	12.79
2009		9.41	0 .06	1 .34	1 .40	(0 .09)	(0 .55)	(0 .64)	10.17
2008		16.02	0 .11	(5 .62)	(5 .51)	(0 .09)	(1 .01)	(1 .10)	9 .41
Institutional shares
2013	(c)	14.73	0 .12	2 .60	2 .72	(0 .19)	(0.49)	(0 .68)	16.77
2012		13.87	0 .17	1 .36	1 .53	(0 .13)	(0 .54)	(0 .67)	14.73
2011		13.04	0 .14	0 .95	1 .09	(0 .13)	(0 .13)	(0 .26)	13.87
2010		10.36	0 .14	2 .67	2 .81	(0 .13)	–	(0 .13)	13.04
2009		9.59	0 .13	1 .35	1 .48	(0 .16)	(0 .55)	(0 .71)	10.36
2008		16.31	0 .19	(5 .72)	(5 .53)	(0 .18)	(1 .01)	(1 .19)	9 .59
R-1 shares
2013	(c)	14.60	0 .06	2 .59	2 .65	(0 .07)	(0.49)	(0 .56)	16.69
2012		13.74	0 .05	1 .36	1 .41	(0 .01)	(0 .54)	(0 .55)	14.60
2011		12.94	0 .03	0 .93	0 .96	(0 .03)	(0 .13)	(0 .16)	13.74
2010		10.31	0 .04	2 .65	2 .69	(0 .06)	–	(0 .06)	12.94
2009		9.50	0 .05	1 .37	1 .42	(0 .06)	(0 .55)	(0 .61)	10.31
2008		16.18	0 .07	(5 .68)	(5 .61)	(0 .06)	(1 .01)	(1 .07)	9 .50
R-2 shares
2013	(c)	14.89	0 .07	2 .63	2 .70	(0 .07)	(0.49)	(0 .56)	17.03
2012		13.99	0 .07	1 .39	1 .46	(0 .02)	(0 .54)	(0 .56)	14.89
2011		13.16	0 .05	0 .95	1 .00	(0 .04)	(0 .13)	(0 .17)	13.99
2010		10.47	0 .06	2 .70	2 .76	(0 .07)	–	(0 .07)	13.16
2009		9.64	0 .07	1 .38	1 .45	(0 .07)	(0 .55)	(0 .62)	10.47
2008		16.39	0 .09	(5 .75)	(5 .66)	(0 .08)	(1 .01)	(1 .09)	9 .64
R-3 shares
2013	(c)	14.88	0 .08	2 .64	2 .72	(0 .12)	(0.49)	(0 .61)	16.99
2012		14.01	0 .09	1 .39	1 .48	(0 .07)	(0 .54)	(0 .61)	14.88
2011		13.19	0 .07	0 .95	1 .02	(0 .07)	(0 .13)	(0 .20)	14.01
2010		10.49	0 .08	2 .71	2 .79	(0 .09)	–	(0 .09)	13.19
2009		9.68	0 .08	1 .38	1 .46	(0 .10)	(0 .55)	(0 .65)	10.49
2008		16.45	0 .12	(5 .78)	(5 .66)	(0 .10)	(1 .01)	(1 .11)	9 .68
R-4 shares
2013	(c)	14.93	0 .09	2 .64	2 .73	(0 .15)	(0.49)	(0 .64)	17.02
2012		14.04	0 .12	1 .40	1 .52	(0 .09)	(0 .54)	(0 .63)	14.93
2011		13.21	0 .10	0 .95	1 .05	(0 .09)	(0 .13)	(0 .22)	14.04
2010		10.51	0 .10	2 .70	2 .80	(0 .10)	–	(0 .10)	13.21
2009		9.70	0 .10	1 .39	1 .49	(0 .13)	(0 .55)	(0 .68)	10.51
2008		16.49	0 .14	(5 .79)	(5 .65)	(0 .13)	(1 .01)	(1 .14)	9 .70
R-5 shares
2013	(c)	15.02	0 .11	2 .65	2 .76	(0 .16)	(0.49)	(0 .65)	17.13
2012		14.12	0 .14	1 .40	1 .54	(0 .10)	(0 .54)	(0 .64)	15.02
2011		13.28	0 .12	0 .95	1 .07	(0 .10)	(0 .13)	(0 .23)	14.12
2010		10.55	0 .12	2 .72	2 .84	(0 .11)	–	(0 .11)	13.28
2009		9.74	0 .11	1 .38	1 .49	(0 .13)	(0 .55)	(0 .68)	10.55
2008		16.55	0 .16	(5 .81)	(5 .65)	(0 .15)	(1 .01)	(1 .16)	9 .74

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

18.85%(d),(e)		$58,708	0.60	%(f)	0 .80	%(f)	1.16	%(f)	6 .5	%(f)
11.31	(e)	47,839	0.66		0 .85		0.72		14.5
7.81	(e)	44,558	0.66		0 .80		0.56		15.8
26.57	(e)	41,637	0.82		0 .89		0.59		17.5
16.72	(e)	30,980	0.93		0 .98		0.72		32.9
(36 .80	) (e)	24,690	0 .79		–		0.79		33.0

19 .10	(d)	342,557	0 .20	(f)	0 .21	(f)	1 .53	(f)	6 .5	(f)
11.86		250,683	0.20		0 .24		1.18		14.5
8.35		177,993	0.20		0 .26		1.01		15.8
27.35		90,574	0.20		0 .35		1.19		17.5
17.57		50,551	0.19		0 .42		1.43		32.9
(36.40)		32,043	0.17		–		1.41		33.0

18.64	(d)	11,442	1.04	(f)	–		0 .74	(f)	6 .5	(f)
10.92		9,930	1.04		–		0.34		14.5
7.43		9,042	1.04		–		0.18		15.8
26.17		8,529	1.05		–		0.36		17.5
16.71		6,267	1.05		–		0.56		32.9
(37.01)		3,900	1.05		–		0.53		33.0

18.65	(d)	20,596	0.91	(f)	–		0 .83	(f)	6 .5	(f)
11.08		17,916	0.91		–		0.47		14.5
7.55		19,215	0.91		–		0.31		15.8
26.43		22,947	0.92		–		0.49		17.5
16.76		18,523	0.92		–		0.73		32.9
(36.88)		15,114	0.92		–		0.67		33.0

18.79	(d)	108,905	0.73	(f)	–		1 .01	(f)	6 .5	(f)
11.31		83,360	0.73		–		0.64		14.5
7.68		61,273	0.73		–		0.49		15.8
26.68		49,027	0.74		–		0.68		17.5
16.94		39,053	0.74		–		0.90		32.9
(36.75)		29,043	0.74		–		0.85		33.0

18.83	(d)	78,076	0.54	(f)	–		1 .20	(f)	6 .5	(f)
11.54		53,385	0.54		–		0.84		14.5
7.94		43,311	0.54		–		0.68		15.8
26.82		37,573	0.55		–		0.86		17.5
17.28		25,880	0.55		–		1.07		32.9
(36.67)		16,573	0.55		–		1.04		33.0

18.96	(d)	147,085	0.42	(f)	–		1 .33	(f)	6 .5	(f)
11.62		113,313	0.42		–		0.96		14.5
8.08		93,033	0.42		–		0.80		15.8
27.11		89,087	0.43		–		0.98		17.5
17.28		74,072	0.43		–		1.18		32.9
(36.58)		44,422	0.43		–		1.16		33.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

MIDCAP VALUE FUND I
Class J shares
2013	(c)	$14 .03	$0.05	$2.54	$2.59	($0 .11)	$–	($0 .11)	$16.51
2012		12.47	0 .07	1 .51	1 .58	(0 .02)	–	(0 .02)	14.03
2011		12.06	0 .03	0 .45	0 .48	(0 .07)	–	(0 .07)	12.47
2010		9.63	0 .07	2 .42	2 .49	(0 .06)	–	(0 .06)	12.06
2009	(g)	6.24	0 .01	3 .38	3 .39	–	–	–	9.63
Institutional shares
2013	(c)	14.14	0 .09	2 .54	2 .63	(0 .18)	–	(0 .18)	16.59
2012		12.57	0 .15	1 .51	1 .66	(0 .09)	–	(0 .09)	14.14
2011		12.17	0 .10	0 .45	0 .55	(0 .15)	–	(0 .15)	12.57
2010		9.69	0 .14	2 .44	2 .58	(0 .10)	–	(0 .10)	12.17
2009		8.56	0 .09	1 .16	1 .25	(0 .12)	–	(0 .12)	9.69
2008		14.96	0 .13	(4 .84)	(4 .71)	(0 .10)	(1 .59)	(1 .69)	8.56
R-1 shares
2013	(c)	13.83	0 .02	2 .51	2 .53	(0 .05)	–	(0 .05)	16.31
2012		12.32	0 .03	1 .48	1 .51	–	–	–	13.83
2011		11.94	(0 .02)	0.45	0.43	(0 .05)	–	(0 .05)	12.32
2010		9.53	0 .05	2 .40	2 .45	(0 .04)	–	(0 .04)	11.94
2009		8.40	0 .02	1 .15	1 .17	(0 .04)	–	(0 .04)	9.53
2008		14.72	0 .02	(4 .75)	(4 .73)	–	(1 .59)	(1 .59)	8.40
R-2 shares
2013	(c)	13.87	0 .03	2 .51	2 .54	(0 .07)	–	(0 .07)	16.34
2012		12.34	0 .05	1 .48	1 .53	–	–	–	13.87
2011		11.94	–	0.45	0.45	(0 .05)	–	(0 .05)	12.34
2010		9.54	0 .06	2 .39	2 .45	(0 .05)	–	(0 .05)	11.94
2009		8.41	0 .03	1 .16	1 .19	(0 .06)	–	(0 .06)	9.54
2008		14.73	0 .04	(4 .76)	(4 .72)	(0 .01)	(1 .59)	(1 .60)	8.41
R-3 shares
2013	(c)	13.99	0 .05	2 .52	2 .57	(0 .10)	–	(0 .10)	16.46
2012		12.43	0 .07	1 .50	1 .57	(0 .01)	–	(0 .01)	13.99
2011		12.04	0 .02	0 .46	0 .48	(0 .09)	–	(0 .09)	12.43
2010		9.61	0 .08	2 .41	2 .49	(0 .06)	–	(0 .06)	12.04
2009		8.46	0 .04	1 .17	1 .21	(0 .06)	–	(0 .06)	9.61
2008		14.82	0 .06	(4 .80)	(4 .74)	(0 .03)	(1 .59)	(1 .62)	8.46
R-4 shares
2013	(c)	14.03	0 .06	2 .53	2 .59	(0 .13)	–	(0 .13)	16.49
2012		12.46	0 .09	1 .52	1 .61	(0 .04)	–	(0 .04)	14.03
2011		12.08	0 .05	0 .44	0 .49	(0 .11)	–	(0 .11)	12.46
2010		9.63	0 .10	2 .42	2 .52	(0 .07)	–	(0 .07)	12.08
2009		8.50	0 .06	1 .16	1 .22	(0 .09)	–	(0 .09)	9.63
2008		14.86	0 .08	(4 .80)	(4 .72)	(0 .05)	(1 .59)	(1 .64)	8.50
R-5 shares
2013	(c)	14.08	0 .07	2 .54	2 .61	(0 .15)	–	(0 .15)	16.54
2012		12.52	0 .11	1 .51	1 .62	(0 .06)	–	(0 .06)	14.08
2011		12.12	0 .06	0 .46	0 .52	(0 .12)	–	(0 .12)	12.52
2010		9.66	0 .11	2 .43	2 .54	(0 .08)	–	(0 .08)	12.12
2009		8.53	0 .07	1 .16	1 .23	(0 .10)	–	(0 .10)	9.66
2008		14.91	0 .09	(4 .81)	(4 .72)	(0 .07)	(1 .59)	(1 .66)	8.53

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

18.54%(d),(e)		$60,114	1.44%	(f)	1 .66%	(f)	0 .70%	(f)	88.1%	(f)
12.66	(e)	52,378	1.51		1.72		0 .56		87.3
3.99	(e)	52,154	1.48		1.64		0 .23		80.3
25.96	(e)	55,107	1.64		1.73		0 .64		83.6
54.33 (d)	,(e)	46,250	1.66	(f)	1.89	(f)	0.21	(f)	95.7	(f)

18.80	(d)	1,188,129	0.97 (f)	,(h)	–		1.20	(f)	88.1	(f)
13.28		1,431,810	0.98	(h)	–		1 .09		87.3
4.49		1,256,845	0.98	(h)	–		0 .73		80.3
26.78		1,269,331	0.98	(h)	–		1 .30		83.6
15.00		1,010,989	1.00	(h)	–		1 .11		95.7
(35 .25)		624,473	1.00		–		1 .06		88.9

18.37	(d)	7,007	1.84 (f)	,(h)	–		0.30	(f)	88.1	(f)
12.26		6,229	1.85	(h)	–		0 .22		87.3
3.59		5,985	1.85	(h)	–		(0 .14)		80.3
25.75		7,222	1.85	(h)	–		0 .43		83.6
14.02		5,741	1.86	(h)	–		0 .22		95.7
(35 .80)		3,050	1.88		–		0 .17		88.9

18.39	(d)	14,948	1.71 (f)	,(h)	–		0.44	(f)	88.1	(f)
12.40		14,689	1.72	(h)	–		0 .35		87.3
3.79		15,380	1.72	(h)	–		0 .01		80.3
25.77		19,875	1.72	(h)	–		0 .56		83.6
14.29		15,242	1.73	(h)	–		0 .30		95.7
(35 .73)		5,188	1.75		–		0 .31		88.9

18.44	(d)	38,518	1.53 (f)	,(h)	–		0.60	(f)	88.1	(f)
12.66		32,137	1.54	(h)	–		0 .53		87.3
3.95		39,064	1.54	(h)	–		0 .17		80.3
26.02		34,752	1.54	(h)	–		0 .76		83.6
14.48		34,211	1.55	(h)	–		0 .47		95.7
(35 .68)		11,990	1.57		–		0 .48		88.9

18.58	(d)	32,357	1.34 (f)	,(h)	–		0.80	(f)	88.1	(f)
12.92		27,235	1.35	(h)	–		0 .71		87.3
4.04		28,916	1.35	(h)	–		0 .36		80.3
26.32		28,066	1.35	(h)	–		0 .93		83.6
14.59		19,074	1.36	(h)	–		0 .71		95.7
(35 .45)		9,391	1.38		–		0 .67		88.9

18.71	(d)	70,716	1.22 (f)	,(h)	–		0.94	(f)	88.1	(f)
12.98		57,052	1.23	(h)	–		0 .85		87.3
4.26		40,902	1.23	(h)	–		0 .47		80.3
26.44		31,022	1.23	(h)	–		1 .04		83.6
14.67		27,117	1.24	(h)	–		0 .79		95.7
(35 .39)		10,966	1.26		–		0 .79		88.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

MIDCAP VALUE FUND III
Class J shares
2013	(c)	$13 .60	$0.08	$2.16	$2.24	($0 .16)	$–	($0 .16)	$15.68
2012		11.97	0 .15	1 .59	1 .74	(0 .11)	–	(0 .11)	13.60
2011		11.27	0 .12	0 .71	0 .83	(0 .13)	–	(0 .13)	11.97
2010		9.18	0 .11	2 .11	2 .22	(0 .13)	–	(0 .13)	11.27
2009		8.28	0 .13	0 .90	1 .03	(0 .13)	–	(0 .13)	9.18
2008		14.56	0 .12	(5 .19)	(5 .07)	(0 .07)	(1 .14)	(1 .21)	8.28
Institutional shares
2013	(c)	14.31	0 .10	2 .28	2 .38	(0 .22)	–	(0 .22)	16.47
2012		12.59	0 .23	1 .66	1 .89	(0 .17)	–	(0 .17)	14.31
2011		11.85	0 .17	0 .76	0 .93	(0 .19)	–	(0 .19)	12.59
2010		9.62	0 .17	2 .24	2 .41	(0 .18)	–	(0 .18)	11.85
2009		8.68	0 .15	0 .99	1 .14	(0 .20)	–	(0 .20)	9.62
2008		15.21	0 .19	(5 .43)	(5 .24)	(0 .15)	(1 .14)	(1 .29)	8.68
R-1 shares
2013	(c)	13.69	0 .05	2 .17	2 .22	(0 .08)	–	(0 .08)	15.83
2012		12.03	0 .10	1 .60	1 .70	(0 .04)	–	(0 .04)	13.69
2011		11.34	0 .08	0 .70	0 .78	(0 .09)	–	(0 .09)	12.03
2010		9.26	0 .08	2 .12	2 .20	(0 .12)	–	(0 .12)	11.34
2009		8.33	0 .10	0 .93	1 .03	(0 .10)	–	(0 .10)	9.26
2008		14.66	0 .09	(5 .24)	(5 .15)	(0 .04)	(1 .14)	(1 .18)	8.33
R-2 shares
2013	(c)	13.79	0 .06	2 .19	2 .25	(0 .12)	–	(0 .12)	15.92
2012		12.11	0 .12	1 .61	1 .73	(0 .05)	–	(0 .05)	13.79
2011		11.42	0 .08	0 .72	0 .80	(0 .11)	–	(0 .11)	12.11
2010		9.31	0 .09	2 .15	2 .24	(0 .13)	–	(0 .13)	11.42
2009		8.38	0 .11	0 .93	1 .04	(0 .11)	–	(0 .11)	9.31
2008		14.72	0 .10	(5 .25)	(5 .15)	(0 .05)	(1 .14)	(1 .19)	8.38
R-3 shares
2013	(c)	13.73	0 .07	2 .18	2 .25	(0 .17)	–	(0 .17)	15.81
2012		12.08	0 .15	1 .59	1 .74	(0 .09)	–	(0 .09)	13.73
2011		11.39	0 .10	0 .72	0 .82	(0 .13)	–	(0 .13)	12.08
2010		9.28	0 .11	2 .14	2 .25	(0 .14)	–	(0 .14)	11.39
2009		8.36	0 .13	0 .92	1 .05	(0 .13)	–	(0 .13)	9.28
2008		14.69	0 .12	(5 .23)	(5 .11)	(0 .08)	(1 .14)	(1 .22)	8.36
R-4 shares
2013	(c)	13.61	0 .08	2 .16	2 .24	(0 .19)	–	(0 .19)	15.66
2012		11.98	0 .17	1 .58	1 .75	(0 .12)	–	(0 .12)	13.61
2011		11.29	0 .13	0 .71	0 .84	(0 .15)	–	(0 .15)	11.98
2010		9.18	0 .13	2 .12	2 .25	(0 .14)	–	(0 .14)	11.29
2009		8.28	0 .15	0 .91	1 .06	(0 .16)	–	(0 .16)	9.18
2008		14.57	0 .14	(5 .19)	(5 .05)	(0 .10)	(1 .14)	(1 .24)	8.28
R-5 shares
2013	(c)	13.70	0 .09	2 .16	2 .25	(0 .20)	–	(0 .20)	15.75
2012		12.05	0 .18	1 .60	1 .78	(0 .13)	–	(0 .13)	13.70
2011		11.36	0 .14	0 .71	0 .85	(0 .16)	–	(0 .16)	12.05
2010		9.25	0 .15	2 .12	2 .27	(0 .16)	–	(0 .16)	11.36
2009		8.36	0 .15	0 .92	1 .07	(0 .18)	–	(0 .18)	9.25
2008		14.69	0 .15	(5 .22)	(5 .07)	(0 .12)	(1 .14)	(1 .26)	8.36

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

16.61%(d),(e)		$92,197	1.08	%(f)	1 .29	%(f)	1.17	%(f)	53.0	%(f)
14.65	(e)	82,259	1.16		1.36		1.19		52.9
7.37	(e)	79,335	1.13		1.28		0.95		86.4
24.36	(e)	82,140	1.24		1.31		1.05		92.4
12.82	(e)	72,371	1.30		1.35		1.57		111.4
(37 .77	) (e)	71,496	1.22		–		1.05		86.0

16.86	(d)	549,745	0.65	(f)	0.67	(f)	1.20	(f)	53.0	(f)
15.18		1,893	0.69		2.25		1.68		52.9
7.86		817	0.70		4.18		1.39		86.4
25.32		183	0.70		10.72		1.58		92.4
13.58		116	0.70		51.56		1.61		111.4
(37 .43)		6	0.68		–		1.60		86.0

16.33	(d)	391	1.54 (f)	,(g)	–		0.69	(f)	53.0	(f)
14.20		318	1.56	(g)	–		0.79		52.9
6.88		332	1.55	(g)	–		0.63		86.4
23.90		520	1.56	(g)	–		0.73		92.4
12.67		435	1.55		–		1.25		111.4
(38 .02)		273	1.56		–		0.75		86.0

16.41	(d)	1,046	1.41 (f)	,(g)	–		0.83	(f)	53.0	(f)
14.38		871	1.43	(g)	–		0.93		52.9
6.97		981	1.42	(g)	–		0.68		86.4
24.22		1,455	1.43	(g)	–		0.88		92.4
12.64		1,325	1.42		–		1.39		111.4
(37 .85)		970	1.43		–		0.84		86.0

16.52	(d)	2,965	1.23 (f)	,(g)	–		0.94	(f)	53.0	(f)
14.52		2,188	1.25	(g)	–		1.12		52.9
7.23		1,834	1.24	(g)	–		0.85		86.4
24.38		1,758	1.25	(g)	–		1.03		92.4
12.88		1,244	1.24		–		1.64		111.4
(37 .75)		1,317	1.25		–		1.02		86.0

16.61	(d)	2,378	1.04 (f)	,(g)	–		1.12	(f)	53.0	(f)
14.72		1,125	1.06	(g)	–		1.30		52.9
7.46		1,049	1.05	(g)	–		1.07		86.4
24.66		1,252	1.06	(g)	–		1.24		92.4
13.17		1,368	1.05		–		1.90		111.4
(37 .67)		1,719	1.06		–		1.22		86.0

16.65	(d)	16,231	0.92 (f)	,(g)	–		1.29	(f)	53.0	(f)
14.96		6,614	0.94	(g)	–		1.41		52.9
7.52		5,595	0.93	(g)	–		1.18		86.4
24.74		6,425	0.94	(g)	–		1.39		92.4
13.22		9,344	0.93		–		1.83		111.4
(37.56)		5,430	0.94		–		1.33		86.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in thousands)

MONEY MARKET FUND
Class J shares
2013	(c)	$1 .00	$–	$–	$–	$–	$1.00	0.00%(d),(e)		$268,852
2012		1.00	–	–	–	–	1.00	0.00	(e)	282,576
2011		1.00	–	–	–	–	1.00	0.00	(e)	316,914
2010		1.00	–	–	–	–	1.00	0.00	(e)	310,250
2009		1.00	–	–	–	–	1.00	0.33	(e)	346,703
2008		1.00	0.03	0 .03	(0.03)	(0 .03)	1.00	2.67	(e)	355,746
Institutional shares
2013	(c)	1.00	–	–	–	–	1.00	0.00	(d)	337,253
2012		1.00	–	–	–	–	1.00	0.00		353,584
2011		1.00	–	–	–	–	1.00	0.00		263,071
2010		1.00	–	–	–	–	1.00	0.00		202,082
2009		1.00	0.01	0 .01	(0.01)	(0 .01)	1.00	0.59		231,887
2008		1.00	0.03	0 .03	(0.03)	(0 .03)	1.00	3.17		276,963

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets

0.23	%(f)	0.84	%(f)	0.00	%(f)
0.29		0.87		0.00
0.28		0.76		0.00
0.35		0.85		0.00
0.69		0.92		0.32
0.87		–		2.51

0.23	(f)	0.43	(f)	0.00	(f)
0.28		0.43		0.00
0.28		0.41		0.00
0.35		0.42		0.00
0.43		0.44		0.63
0.39		–		3.07

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

OVERSEAS FUND
Institutional shares
2013	(b)	$9 .96	$0.12	$1 .06	$1.18	($0 .22)	$–	($0 .22)	$10.92
2012		9.89	0 .24	0 .47	0 .71	(0 .23)	(0 .41)	(0 .64)	9 .96
2011		11 .44	0 .24	(0 .88)	(0 .64)	(0 .14)	(0 .77)	(0 .91)	9 .89
2010		10 .70	0 .18	1 .01	1 .19	(0 .18)	(0 .27)	(0 .45)	11.44
2009		8.62	0 .20	1 .90	2 .10	(0 .02)	–	(0 .02)	10.70
2008	(f)	10 .00	–	(1 .38)	(1 .38)	–	–	–	8.62
R-1 shares
2013	(b)	9.90	0 .07	1 .06	1 .13	(0 .15)	–	(0 .15)	10.88
2012	(g)	9.89	0 .15	(0 .14)	0 .01	–	–	–	9.90
R-2 shares
2013	(b)	9.91	0 .08	1 .05	1 .13	(0 .16)	–	(0 .16)	10.88
2012	(g)	9.89	0 .16	(0 .14)	0 .02	–	–	–	9.91
R-3 shares
2013	(b)	9.92	0 .15	0 .99	1 .14	(0 .17)	–	(0 .17)	10.89
2012	(g)	9.89	0 .17	(0 .14)	0 .03	–	–	–	9.92
R-4 shares
2013	(b)	9.94	0 .10	1 .05	1 .15	(0 .19)	–	(0 .19)	10.90
2012	(g)	9.89	0 .18	(0 .13)	0 .05	–	–	–	9.94
R-5 shares
2013	(b)	9.95	0 .11	1 .04	1 .15	(0 .22)	–	(0 .22)	10.88
2012	(g)	9.89	0 .19	(0 .13)	0 .06	–	–	–	9.95

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

11.96	%(c)	$2,052,568	1.07%(d),(e)		2 .37	%(d)	34.1	%(d)
8.29		1,707,927	1.09	(e)	2 .59		27.9
(6 .01)		1,351,191	1.08	(e)	2 .25		38.6
11.38		1,137,569	1.09	(e)	1 .73		87.2
24.39		963,192	1.12	(e)	2 .22		77.7
(13.80	) (c)	364,462	1.13 (d)	,(e)	(0 .57	) (d)	33.1	(d)

11.51	(c)	11	1.94 (d)	,(e)	1 .46	(d)	34.1	(d)
0 .10	(c)	10	1.95 (d)	,(e)	2 .32	(d)	27.9	(d)

11.51	(c)	11	1.81 (d)	,(e)	1 .57	(d)	34.1	(d)
0 .20	(c)	10	1.82 (d)	,(e)	2 .45	(d)	27.9	(d)

11.63	(c)	90	1.63 (d)	,(e)	2 .97	(d)	34.1	(d)
0 .30	(c)	10	1.64 (d)	,(e)	2 .62	(d)	27.9	(d)

11.66	(c)	11	1.44 (d)	,(e)	1 .95	(d)	34.1	(d)
0 .51	(c)	10	1.45 (d)	,(e)	2 .80	(d)	27.9	(d)

11.64	(c)	513	1.32 (d)	,(e)	2 .10	(d)	34.1	(d)
0 .61	(c)	10	1.33 (d)	,(e)	2 .94	(d)	27.9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2013.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 30, 2008, date operations commenced, through October 31, 2008.
(g)	Period from March 1, 2012, date operations commenced, through October 31, 2012.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2013	(b)	$42 .34	$0.42	$5.97	$6.39	($0 .73)	($0 .49)	($1 .22)	$47.51
2012		38.63	0 .56	4.05	4 .61	(0 .42)	(0 .48)	(0 .90)	42.34
2011		37.63	0 .47	2.21	2 .68	(0 .57)	(1 .11)	(1 .68)	38.63
2010		32.93	0 .67	4.56	5 .23	(0 .31)	(0 .22)	(0 .53)	37.63
2009		31.12	0 .32	3.37	3 .69	(0 .36)	(1 .52)	(1 .88)	32.93
2008		49.92	0 .39	(15.60)	(15 .21)	(0 .38)	(3 .21)	(3 .59)	31.12
R-1 shares
2013	(b)	41.64	0 .24	5.88	6 .12	(0 .37)	(0 .49)	(0 .86)	46.90
2012		38.18	0 .20	4.01	4 .21	(0 .27)	(0 .48)	(0 .75)	41.64
2011		37.42	0 .08	2.24	2 .32	(0 .45)	(1 .11)	(1 .56)	38.18
2010	(e)	35.15	0 .05	2.22	2 .27	–	–	–	37.42
R-2 shares
2013	(b)	41.78	0 .24	5.93	6 .17	(0 .44)	(0 .49)	(0 .93)	47.02
2012		38.26	0 .26	4.00	4 .26	(0 .26)	(0 .48)	(0 .74)	41.78
2011		37.44	0 .14	2.25	2 .39	(0 .46)	(1 .11)	(1 .57)	38.26
2010	(e)	35.15	0 .53	1.76	2 .29	–	–	–	37.44
R-3 shares
2013	(b)	41.85	0 .26	5.94	6 .20	(0 .57)	(0 .49)	(1 .06)	46.99
2012		38.31	0 .33	4.01	4 .34	(0 .32)	(0 .48)	(0 .80)	41.85
2011		37.49	0 .21	2.25	2 .46	(0 .53)	(1 .11)	(1 .64)	38.31
2010	(e)	35.15	0 .02	2.32	2 .34	–	–	–	37.49
R-4 shares
2013	(b)	42.05	0 .33	5.95	6 .28	(0 .60)	(0 .49)	(1 .09)	47.24
2012		38.42	0 .40	4.03	4 .43	(0 .32)	(0 .48)	(0 .80)	42.05
2011		37.53	0 .31	2.23	2 .54	(0 .54)	(1 .11)	(1 .65)	38.42
2010	(e)	35.15	0 .11	2.27	2 .38	–	–	–	37.53
R-5 shares
2013	(b)	42.15	0 .36	5.96	6 .32	(0 .63)	(0 .49)	(1 .12)	47.35
2012		38.50	0 .47	4.01	4 .48	(0 .35)	(0 .48)	(0 .83)	42.15
2011		37.57	0 .37	2.22	2 .59	(0 .55)	(1 .11)	(1 .66)	38.50
2010	(e)	35.15	0 .15	2.27	2 .42	–	–	–	37.57

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

15.43	%(c)	$1,138,127	0.49	%(d)	1 .93	%(d)	7 .9	%(d)
12.28		1,053,972	0.50		1 .38		8 .2
7.15		907,061	0.52		1 .19		12.7
16.02		578,458	0.58		1 .89		15.3
13.12		409,987	0.59		1 .12		23.8
(32.67)		408,256	0.51		0 .95		9 .7

14.92	(c)	1,779	1.36	(d)	1 .11	(d)	7.9	(d)
11.32		1,789	1.37		0 .50		8 .2
6.22		1,585	1.39		0 .22		12.7
6.46	(c)	245	1.47	(d)	0 .21	(d)	15.3	(d)

15.01	(c)	2,492	1.23	(d)	1 .09	(d)	7.9	(d)
11.43		1,800	1.24		0 .65		8 .2
6.41		1,840	1.26		0 .36		12.7
6 .51	(c)	82	1 .34	(d)	2 .28	(d)	15 .3	(d)

15.10	(c)	17,772	1.05	(d)	1 .17	(d)	7.9	(d)
11.64		9,790	1.06		0 .82		8 .2
6.59		7,551	1.08		0 .54		12.7
6.66	(c)	1,084	1.16	(d)	0 .07	(d)	15.3	(d)

15.22	(c)	12,068	0.86	(d)	1 .52	(d)	7.9	(d)
11.83		9,840	0.87		0 .98		8 .2
6.80		7,661	0.89		0 .81		12.7
6.77	(c)	2,816	0.97	(d)	0 .46	(d)	15.3	(d)

15.30	(c)	21,389	0.74	(d)	1 .65	(d)	7.9	(d)
11.96		16,559	0.75		1 .15		8 .2
6.91		17,231	0.77		0 .94		12.7
6.88	(c)	11,504	0.85	(d)	0 .64	(d)	15.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2013.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Period from March 1, 2010, date operations commenced, through October 31, 2010.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2010 FUND
Class J shares
2013	(d)	$12 .08	$0.21	$0.63	$0.84	($0 .26)	$–	($0 .26)	$12.66
2012		11.31	0 .21	0 .81	1 .02	(0 .25)	–	(0 .25)	12.08
2011		11.10	0 .25	0 .20	0 .45	(0 .24)	–	(0 .24)	11.31
2010		9.81	0 .25	1 .32	1 .57	(0 .28)	–	(0 .28)	11.10
2009		9.17	0 .24	1 .00	1 .24	(0 .30)	(0 .30)	(0 .60)	9.81
2008		14.11	0 .45	(4 .74)	(4 .29)	(0 .42)	(0 .23)	(0 .65)	9.17
Institutional shares
2013	(d)	12.14	0 .24	0 .62	0 .86	(0 .30)	–	(0 .30)	12.70
2012		11.37	0 .25	0 .81	1 .06	(0 .29)	–	(0 .29)	12.14
2011		11.16	0 .29	0 .21	0 .50	(0 .29)	–	(0 .29)	11.37
2010		9.86	0 .29	1 .33	1 .62	(0 .32)	–	(0 .32)	11.16
2009		9.22	0 .27	1 .02	1 .29	(0 .35)	(0 .30)	(0 .65)	9.86
2008		14.21	0 .49	(4 .76)	(4 .27)	(0 .49)	(0 .23)	(0 .72)	9.22
R-1 shares
2013	(d)	12.01	0 .18	0 .62	0 .80	(0 .18)	–	(0 .18)	12.63
2012		11.24	0 .15	0 .80	0 .95	(0 .18)	–	(0 .18)	12.01
2011		11.03	0 .19	0 .21	0 .40	(0 .19)	–	(0 .19)	11.24
2010		9.77	0 .20	1 .31	1 .51	(0 .25)	–	(0 .25)	11.03
2009		9.14	0 .19	1 .02	1 .21	(0 .28)	(0 .30)	(0 .58)	9.77
2008		14.08	0 .35	(4 .69)	(4 .34)	(0 .37)	(0 .23)	(0 .60)	9.14
R-2 shares
2013	(d)	12.00	0 .20	0 .60	0 .80	(0 .19)	–	(0 .19)	12.61
2012		11.22	0 .17	0 .80	0 .97	(0 .19)	–	(0 .19)	12.00
2011		11.02	0 .22	0 .19	0 .41	(0 .21)	–	(0 .21)	11.22
2010		9.75	0 .22	1 .30	1 .52	(0 .25)	–	(0 .25)	11.02
2009		9.10	0 .21	1 .01	1 .22	(0 .27)	(0 .30)	(0 .57)	9.75
2008		14.02	0 .40	(4 .70)	(4 .30)	(0 .39)	(0 .23)	(0 .62)	9.10
R-3 shares
2013	(d)	12.01	0 .20	0 .62	0 .82	(0 .23)	–	(0 .23)	12.60
2012		11.24	0 .19	0 .79	0 .98	(0 .21)	–	(0 .21)	12.01
2011		11.03	0 .22	0 .21	0 .43	(0 .22)	–	(0 .22)	11.24
2010		9.76	0 .23	1 .31	1 .54	(0 .27)	–	(0 .27)	11.03
2009		9.13	0 .22	1 .01	1 .23	(0 .30)	(0 .30)	(0 .60)	9.76
2008		14.07	0 .41	(4 .71)	(4 .30)	(0 .41)	(0 .23)	(0 .64)	9.13
R-4 shares
2013	(d)	12.03	0 .21	0 .62	0 .83	(0 .24)	–	(0 .24)	12.62
2012		11.27	0 .21	0 .79	1 .00	(0 .24)	–	(0 .24)	12.03
2011		11.07	0 .25	0 .20	0 .45	(0 .25)	–	(0 .25)	11.27
2010		9.79	0 .25	1 .32	1 .57	(0 .29)	–	(0 .29)	11.07
2009		9.16	0 .23	1 .01	1 .24	(0 .31)	(0 .30)	(0 .61)	9.79
2008		14.10	0 .44	(4 .71)	(4 .27)	(0 .44)	(0 .23)	(0 .67)	9.16
R-5 shares
2013	(d)	12.07	0 .23	0 .61	0 .84	(0 .27)	–	(0 .27)	12.64
2012		11.30	0 .22	0 .81	1 .03	(0 .26)	–	(0 .26)	12.07
2011		11.10	0 .28	0 .18	0 .46	(0 .26)	–	(0 .26)	11.30
2010		9.81	0 .28	1 .31	1 .59	(0 .30)	–	(0 .30)	11.10
2009		9.18	0 .25	1 .00	1 .25	(0 .32)	(0 .30)	(0 .62)	9.81
2008		14.13	0 .45	(4 .72)	(4 .27)	(0 .45)	(0 .23)	(0 .68)	9.18

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Gross Expenses to Average Net Assets(b),(c)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

7.05%(e),(f)		$234,011	0.34%	(g)	0 .54%(g)	3 .53%	(g)	18.1%	(g)
9.22	(f)	214,077	0.37		0 .56	1 .82		28.7
4.10	(f)	202,423	0.39		0 .53	2 .17		16.4
16.29	(f)	206,407	0.48		0 .55	2 .40		36.2
14.75	(f)	190,177	0.57		0 .62	2 .77		28.4
(31 .75)	(f)	185,729	0.58		–	3 .76		12.7

7.18	(e)	1,148,340	0.04	(g)	–	3.93	(g)	18.1	(g)
9.58		1,148,980	0.04		–	2 .14		28.7
4.52		1,074,682	0.04		–	2 .55		16.4
16.79		1,130,797	0.04		–	2 .83		36.2
15.40		1,025,862	0.10		–	3 .13		28.4
(31 .52)		846,470	0.13		–	4 .11		12.7

6.77	(e)	19,965	0.91	(g)	–	3.01	(g)	18.1	(g)
8.62		20,503	0.91		–	1 .31		28.7
3.63		21,110	0.92		–	1 .65		16.4
15.66		24,103	0.92		–	1 .96		36.2
14.39		22,134	0.97		–	2 .22		28.4
(32 .07)		16,907	1.01		–	2 .93		12.7

6.79	(e)	22,364	0.78	(g)	–	3.27	(g)	18.1	(g)
8.77		25,982	0.78		–	1 .48		28.7
3.70		30,298	0.79		–	1 .91		16.4
15.84		42,654	0.79		–	2 .13		36.2
14.57		41,310	0.84		–	2 .43		28.4
(31 .97)		37,240	0.88		–	3 .39		12.7

6.89	(e)	76,825	0.60	(g)	–	3.38	(g)	18.1	(g)
8.94		80,009	0.60		–	1 .61		28.7
3.95		81,172	0.61		–	1 .98		16.4
16.09		96,491	0.61		–	2 .29		36.2
14.69		93,186	0.66		–	2 .60		28.4
(31 .88)		75,999	0.70		–	3 .48		12.7

7.04	(e)	67,786	0.41	(g)	–	3.46	(g)	18.1	(g)
9.12		68,441	0.41		–	1 .85		28.7
4.09		77,085	0.42		–	2 .17		16.4
16.34		80,377	0.42		–	2 .45		36.2
14.88		70,260	0.47		–	2 .65		28.4
(31 .67)		47,919	0.51		–	3 .66		12.7

7.04	(e)	117,973	0.29	(g)	–	3.70	(g)	18.1	(g)
9.31		114,530	0.29		–	1 .90		28.7
4.16		115,406	0.30		–	2 .44		16.4
16.52		145,309	0.30		–	2 .72		36.2
14.99		166,419	0.35		–	2 .90		28.4
(31 .60)		140,387	0.39		–	3 .75		12.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2013	(c)	$10 .27	$0.20	$0.63	$0.83	($0 .23)	($0 .22)	($0 .45)	$10.65
2012		9.70	0 .20	0 .73	0 .93	(0 .22)	(0 .14)	(0 .36)	10.27
2011		9.71	0 .22	0 .19	0 .41	(0 .22)	(0 .20)	(0 .42)	9 .70
2010		8.48	0 .20	1 .23	1 .43	(0 .20)	–	(0 .20)	9 .71
2009		7.52	0 .12	0 .98	1 .10	(0 .14)	–	(0 .14)	8 .48
2008	(g)	10.00	0 .11	(2 .59)	(2 .48)	–	–	–	7.52
R-1 shares
2013	(c)	10.03	0 .15	0 .62	0 .77	(0 .14)	(0.22)	(0 .36)	10.44
2012		9.48	0 .12	0 .71	0 .83	(0 .14)	(0 .14)	(0 .28)	10.03
2011		9.52	0 .14	0 .17	0 .31	(0 .15)	(0 .20)	(0 .35)	9 .48
2010		8.34	0 .12	1 .22	1 .34	(0 .16)	–	(0 .16)	9 .52
2009		7.44	0 .08	0 .95	1 .03	(0 .13)	–	(0 .13)	8 .34
2008	(g)	10.00	0 .05	(2 .61)	(2 .56)	–	–	–	7.44
R-2 shares
2013	(c)	10.08	0 .16	0 .61	0 .77	(0 .16)	(0.22)	(0 .38)	10.47
2012		9.51	0 .13	0 .72	0 .85	(0 .14)	(0 .14)	(0 .28)	10.08
2011		9.54	0 .14	0 .18	0 .32	(0 .15)	(0 .20)	(0 .35)	9 .51
2010		8.35	0 .14	1 .22	1 .36	(0 .17)	–	(0 .17)	9 .54
2009		7.45	0 .10	0 .93	1 .03	(0 .13)	–	(0 .13)	8 .35
2008	(g)	10.00	0 .07	(2 .62)	(2 .55)	–	–	–	7.45
R-3 shares
2013	(c)	10.09	0 .16	0 .63	0 .79	(0 .18)	(0.22)	(0 .40)	10.48
2012		9.54	0 .14	0 .72	0 .86	(0 .17)	(0 .14)	(0 .31)	10.09
2011		9.57	0 .16	0 .18	0 .34	(0 .17)	(0 .20)	(0 .37)	9 .54
2010		8.37	0 .15	1 .22	1 .37	(0 .17)	–	(0 .17)	9 .57
2009		7.46	0 .12	0 .92	1 .04	(0 .13)	–	(0 .13)	8 .37
2008	(g)	10.00	0 .07	(2 .61)	(2 .54)	–	–	–	7.46
R-4 shares
2013	(c)	10.15	0 .18	0 .61	0 .79	(0 .19)	(0.22)	(0 .41)	10.53
2012		9.59	0 .18	0 .71	0 .89	(0 .19)	(0 .14)	(0 .33)	10.15
2011		9.61	0 .18	0 .19	0 .37	(0 .19)	(0 .20)	(0 .39)	9 .59
2010		8.40	0 .17	1 .22	1 .39	(0 .18)	–	(0 .18)	9 .61
2009		7.47	0 .12	0 .95	1 .07	(0 .14)	–	(0 .14)	8 .40
2008	(g)	10.00	0 .08	(2 .61)	(2 .53)	–	–	–	7.47
R-5 shares
2013	(c)	10.17	0 .18	0 .63	0 .81	(0 .21)	(0.22)	(0 .43)	10.55
2012		9.61	0 .15	0 .75	0 .90	(0 .20)	(0 .14)	(0 .34)	10.17
2011		9.63	0 .21	0 .16	0 .37	(0 .19)	(0 .20)	(0 .39)	9 .61
2010		8.41	0 .19	1 .22	1 .41	(0 .19)	–	(0 .19)	9 .63
2009		7.47	0 .14	0 .94	1 .08	(0 .14)	–	(0 .14)	8 .41
2008	(g)	10.00	0 .09	(2 .62)	(2 .53)	–	–	–	7.47

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

8.36	%(d)	$693,808	0.04%(e),(f)		3 .81	%(e)	25.6	%(e)
10.01		580,784	0.04	(f)	1.99		22.7
4.22		451,374	0.04	(f)	2.21		14.0
17.17		362,671	0.05	(f)	2.23		32.0
15.03		225,418	0.10	(f)	1.56		9 .1
(24 .80	) (d)	28,190	0.17 (e)	,(f)	1.79	(e)	50.1	(e)

7.93	(d)	17,223	0.91	(e)	3.00	(e)	25.6	(e)
9.08		15,687	0.92		1.21		22.7
3.22		14,925	0.92		1.47		14.0
16.21		13,567	0.92	(f)	1.41		32.0
14.07		8,570	0.96	(f)	1.04		9 .1
(25 .60	) (d)	1,798	1.05 (e)	,(f)	0.92	(e)	50.1	(e)

7.88	(d)	14,204	0.78	(e)	3.17	(e)	25.6	(e)
9.26		13,920	0.79		1.30		22.7
3.42		12,704	0.79		1.49		14.0
16.44		11,681	0.79	(f)	1.58		32.0
14.16		7,304	0.83	(f)	1.36		9 .1
(25 .50	) (d)	1,358	0.92 (e)	,(f)	1.14	(e)	50.1	(e)

8.05	(d)	76,276	0.60	(e)	3.25	(e)	25.6	(e)
9.39		66,650	0.61		1.43		22.7
3.62		49,584	0.61		1.62		14.0
16.58		38,096	0.61	(f)	1.73		32.0
14.27		21,602	0.65	(f)	1.55		9 .1
(25 .40	) (d)	7,835	0.74 (e)	,(f)	1.27	(e)	50.1	(e)

8.06	(d)	57,481	0.41	(e)	3.51	(e)	25.6	(e)
9.63		50,724	0.42		1.88		22.7
3.84		57,060	0.42		1.85		14.0
16.80		42,226	0.42	(f)	1.88		32.0
14.60		28,026	0.46	(f)	1.54		9 .1
(25 .30	) (d)	5,653	0.55 (e)	,(f)	1.37	(e)	50.1	(e)

8.22	(d)	76,993	0.29	(e)	3.53	(e)	25.6	(e)
9.72		66,279	0.30		1.53		22.7
3.92		36,237	0.30		2.12		14.0
16.99		33,843	0.30	(f)	2.09		32.0
14.73		23,592	0.34	(f)	1.88		9 .1
(25 .30	) (d)	8,400	0.43 (e)	,(f)	1.50	(e)	50.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2020 FUND
Class J shares
2013	(d)	$12 .55	$0.23	$0.96	$1.19	($0 .26)	$–	($0 .26)	$13.48
2012		11.59	0 .21	0 .98	1 .19	(0 .23)	–	(0 .23)	12.55
2011		11.41	0 .21	0 .18	0 .39	(0 .21)	–	(0 .21)	11.59
2010		9.99	0 .21	1 .46	1 .67	(0 .25)	–	(0 .25)	11.41
2009		9.27	0 .22	1 .09	1 .31	(0 .23)	(0 .36)	(0 .59)	9.99
2008		15.02	0 .40	(5 .48)	(5 .08)	(0 .38)	(0 .29)	(0 .67)	9.27
Institutional shares
2013	(d)	12.61	0 .26	0 .97	1 .23	(0 .30)	–	(0 .30)	13.54
2012		11.65	0 .25	0 .98	1 .23	(0 .27)	–	(0 .27)	12.61
2011		11.48	0 .26	0 .17	0 .43	(0 .26)	–	(0 .26)	11.65
2010		10.04	0 .26	1 .47	1 .73	(0 .29)	–	(0 .29)	11.48
2009		9.32	0 .25	1 .12	1 .37	(0 .29)	(0 .36)	(0 .65)	10.04
2008		15.12	0 .44	(5 .49)	(5 .05)	(0 .46)	(0 .29)	(0 .75)	9.32
R-1 shares
2013	(d)	12.48	0 .20	0 .96	1 .16	(0 .19)	–	(0 .19)	13.45
2012		11.53	0 .14	0 .98	1 .12	(0 .17)	–	(0 .17)	12.48
2011		11.36	0 .15	0 .18	0 .33	(0 .16)	–	(0 .16)	11.53
2010		9.96	0 .16	1 .46	1 .62	(0 .22)	–	(0 .22)	11.36
2009		9.25	0 .17	1 .11	1 .28	(0 .21)	(0 .36)	(0 .57)	9.96
2008		15.00	0 .31	(5 .44)	(5 .13)	(0 .33)	(0 .29)	(0 .62)	9.25
R-2 shares
2013	(d)	12.47	0 .21	0 .95	1 .16	(0 .20)	–	(0 .20)	13.43
2012		11.50	0 .17	0 .97	1 .14	(0 .17)	–	(0 .17)	12.47
2011		11.33	0 .18	0 .17	0 .35	(0 .18)	–	(0 .18)	11.50
2010		9.93	0 .18	1 .44	1 .62	(0 .22)	–	(0 .22)	11.33
2009		9.20	0 .19	1 .10	1 .29	(0 .20)	(0 .36)	(0 .56)	9.93
2008		14.93	0 .35	(5 .44)	(5 .09)	(0 .35)	(0 .29)	(0 .64)	9.20
R-3 shares
2013	(d)	12.49	0 .22	0 .96	1 .18	(0 .23)	–	(0 .23)	13.44
2012		11.54	0 .18	0 .97	1 .15	(0 .20)	–	(0 .20)	12.49
2011		11.36	0 .19	0 .19	0 .38	(0 .20)	–	(0 .20)	11.54
2010		9.96	0 .20	1 .44	1 .64	(0 .24)	–	(0 .24)	11.36
2009		9.24	0 .20	1 .11	1 .31	(0 .23)	(0 .36)	(0 .59)	9.96
2008		14.99	0 .37	(5 .45)	(5 .08)	(0 .38)	(0 .29)	(0 .67)	9.24
R-4 shares
2013	(d)	12.51	0 .23	0 .96	1 .19	(0 .25)	–	(0 .25)	13.45
2012		11.56	0 .21	0 .97	1 .18	(0 .23)	–	(0 .23)	12.51
2011		11.39	0 .21	0 .18	0 .39	(0 .22)	–	(0 .22)	11.56
2010		9.98	0 .21	1 .46	1 .67	(0 .26)	–	(0 .26)	11.39
2009		9.26	0 .21	1 .12	1 .33	(0 .25)	(0 .36)	(0 .61)	9.98
2008		15.02	0 .38	(5 .45)	(5 .07)	(0 .40)	(0 .29)	(0 .69)	9.26
R-5 shares
2013	(d)	12.55	0 .25	0 .96	1 .21	(0 .27)	–	(0 .27)	13.49
2012		11.60	0 .22	0 .97	1 .19	(0 .24)	–	(0 .24)	12.55
2011		11.42	0 .24	0 .17	0 .41	(0 .23)	–	(0 .23)	11.60
2010		10.00	0 .24	1 .45	1 .69	(0 .27)	–	(0 .27)	11.42
2009		9.28	0 .23	1 .11	1 .34	(0 .26)	(0 .36)	(0 .62)	10.00
2008		15.05	0 .40	(5 .46)	(5 .06)	(0 .42)	(0 .29)	(0 .71)	9.28

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Gross Expenses to Average Net Assets(b),(c)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

9.60%(e),(f)		$745,311	0.35%	(g)	0 .55%(g)	3 .65%	(g)	32.2%	(g)
10.49	(f)	655,845	0.37		0 .56	1 .73		21.9
3.45	(f)	578,376	0.39		0 .54	1 .80		8 .8
16.92	(f)	552,609	0.49		0 .55	1 .97		32.0
15.51	(f)	465,050	0.58		0 .63	2 .54		15.7
(35 .27)	(f)	412,169	0.59		–	3.21		7.1

9.90	(e)	4,179,519	0.04	(g)	–	4.04	(g)	32.2	(g)
10.84		3,856,280	0.04		–	2 .03		21.9
3.76		3,310,509	0.04		–	2.17		8.8
17.51		3,146,852	0.04		–	2 .40		32.0
16.13		2,628,327	0.09		–	2 .88		15.7
(35 .03)		1,904,751	0.12		–	3.52		7.1

9.37	(e)	62,385	0.91	(g)	–	3.19	(g)	32.2	(g)
9.84		62,546	0.91		–	1 .21		21.9
2.93		58,270	0.91		–	1.30		8.8
16.43		58,931	0.92		–	1 .56		32.0
15.05		50,924	0.97		–	1 .98		15.7
(35 .55)		35,642	1.00		–	2.51		7.1

9.41	(e)	78,932	0.78	(g)	–	3.30	(g)	32.2	(g)
10.06		77,610	0.78		–	1 .40		21.9
3.05		80,491	0.78		–	1.54		8.8
16.54		107,791	0.79		–	1 .70		32.0
15.34		94,161	0.84		–	2 .19		15.7
(35 .51)		78,445	0.87		–	2.84		7.1

9.55	(e)	284,057	0.60	(g)	–	3.48	(g)	32.2	(g)
10.19		263,407	0.60		–	1 .49		21.9
3.32		227,897	0.60		–	1.58		8.8
16.70		234,218	0.61		–	1 .91		32.0
15.53		212,779	0.66		–	2 .33		15.7
(35 .38)		159,254	0.69		–	2.95		7.1

9.62	(e)	242,369	0.41	(g)	–	3.61	(g)	32.2	(g)
10.40		212,684	0.41		–	1 .78		21.9
3.44		227,971	0.41		–	1.77		8.8
16.97		216,623	0.42		–	2 .00		32.0
15.73		167,470	0.47		–	2 .41		15.7
(35 .25)		110,340	0.50		–	3.06		7.1

9.76	(e)	411,138	0.29	(g)	–	3.83	(g)	32.2	(g)
10.50		384,604	0.29		–	1 .83		21.9
3.61		341,102	0.29		–	2.05		8.8
17.14		365,913	0.30		–	2 .25		32.0
15.84		356,589	0.35		–	2 .63		15.7
(35 .16)		267,795	0.38		–	3.24		7.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2013	(c)	$10 .22	$0.20	$0.83	$1.03	($0 .22)	($0 .21)	($0 .43)	$10.82
2012		9.47	0 .19	0 .82	1 .01	(0 .22)	(0 .04)	(0 .26)	10.22
2011		9.45	0 .17	0 .18	0 .35	(0 .19)	(0 .14)	(0 .33)	9 .47
2010		8.20	0 .17	1 .27	1 .44	(0 .19)	–	(0 .19)	9 .45
2009		7.27	0 .09	0 .98	1 .07	(0 .14)	–	(0 .14)	8 .20
2008	(g)	10.00	0 .07	(2 .80)	(2 .73)	–	–	–	7.27
R-1 shares
2013	(c)	10.04	0 .16	0 .81	0 .97	(0 .14)	(0.21)	(0 .35)	10.66
2012		9.30	0 .12	0 .80	0 .92	(0 .14)	(0 .04)	(0 .18)	10.04
2011		9.30	0 .10	0 .16	0 .26	(0 .12)	(0 .14)	(0 .26)	9 .30
2010		8.10	0 .10	1 .24	1 .34	(0 .14)	–	(0 .14)	9 .30
2009		7.22	0 .06	0 .94	1 .00	(0 .12)	–	(0 .12)	8 .10
2008	(g)	10.00	0 .02	(2 .80)	(2 .78)	–	–	–	7.22
R-2 shares
2013	(c)	10.06	0 .17	0 .81	0 .98	(0 .16)	(0.21)	(0 .37)	10.67
2012		9.32	0 .13	0 .80	0 .93	(0 .15)	(0 .04)	(0 .19)	10.06
2011		9.31	0 .10	0 .18	0 .28	(0 .13)	(0 .14)	(0 .27)	9 .32
2010		8.11	0 .11	1 .24	1 .35	(0 .15)	–	(0 .15)	9 .31
2009		7.23	0 .08	0 .94	1 .02	(0 .14)	–	(0 .14)	8 .11
2008	(g)	10.00	0 .03	(2 .80)	(2 .77)	–	–	–	7.23
R-3 shares
2013	(c)	10.08	0 .17	0 .82	0 .99	(0 .17)	(0.21)	(0 .38)	10.69
2012		9.35	0 .13	0 .81	0 .94	(0 .17)	(0 .04)	(0 .21)	10.08
2011		9.34	0 .12	0 .18	0 .30	(0 .15)	(0 .14)	(0 .29)	9 .35
2010		8.13	0 .12	1 .25	1 .37	(0 .16)	–	(0 .16)	9 .34
2009		7.23	0 .10	0 .93	1 .03	(0 .13)	–	(0 .13)	8 .13
2008	(g)	10.00	0 .04	(2 .81)	(2 .77)	–	–	–	7.23
R-4 shares
2013	(c)	10.14	0 .19	0 .82	1 .01	(0 .19)	(0.21)	(0 .40)	10.75
2012		9.40	0 .19	0 .77	0 .96	(0 .18)	(0 .04)	(0 .22)	10.14
2011		9.39	0 .14	0 .17	0 .31	(0 .16)	(0 .14)	(0 .30)	9 .40
2010		8.16	0 .13	1 .27	1 .40	(0 .17)	–	(0 .17)	9 .39
2009		7.25	0 .09	0 .96	1 .05	(0 .14)	–	(0 .14)	8 .16
2008	(g)	10.00	0 .05	(2 .80)	(2 .75)	–	–	–	7.25
R-5 shares
2013	(c)	10.17	0 .19	0 .83	1 .02	(0 .20)	(0.21)	(0 .41)	10.78
2012		9.43	0 .16	0 .81	0 .97	(0 .19)	(0 .04)	(0 .23)	10.17
2011		9.41	0 .16	0 .17	0 .33	(0 .17)	(0 .14)	(0 .31)	9 .43
2010		8.18	0 .16	1 .24	1 .40	(0 .17)	–	(0 .17)	9 .41
2009		7.26	0 .13	0 .92	1 .05	(0 .13)	–	(0 .13)	8 .18
2008	(g)	10.00	0 .06	(2 .80)	(2 .74)	–	–	–	7.26

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

10.46	%(d)	$957,470	0.04%(e),(f)		3 .93	%(e)	17.4	%(e)
10.92		751,118	0.04	(f)	1.95		15.4
3.72		528,466	0.04	(f)	1.80		12.7
17.77		401,632	0.05	(f)	1.94		25.2
15.14		233,404	0.10	(f)	1.30		8 .5
(27 .30	) (d)	26,413	0.17 (e)	,(f)	1.20	(e)	21.3	(e)

9.93	(d)	17,791	0.91	(e)	3.17	(e)	17.4	(e)
10.04		16,380	0.92		1.25		15.4
2.81		15,335	0.92		1.10		12.7
16.74		14,338	0.92	(f)	1.16		25.2
14.22		8,486	0.96	(f)	0.87		8 .5
(27 .80	) (d)	1,871	1.05 (e)	,(f)	0.35	(e)	21.3	(e)

10.01	(d)	18,515	0.78	(e)	3.36	(e)	17.4	(e)
10.13		17,174	0.79		1.38		15.4
3.02		15,375	0.79		1.07		12.7
16.79		11,582	0.79	(f)	1.23		25.2
14.41		6,788	0.83	(f)	1.07		8 .5
(27 .70	) (d)	1,000	0.92 (e)	,(f)	0.65	(e)	21.3	(e)

10.16	(d)	111,216	0.60	(e)	3.33	(e)	17.4	(e)
10.28		90,350	0.61		1.37		15.4
3.22		62,421	0.61		1.27		12.7
16.98		47,011	0.61	(f)	1.41		25.2
14.60		23,811	0.65	(f)	1.35		8 .5
(27 .70	) (d)	8,787	0.74 (e)	,(f)	0.67	(e)	21.3	(e)

10.26	(d)	64,921	0.41	(e)	3.62	(e)	17.4	(e)
10.50		51,138	0.42		1.95		15.4
3.33		53,261	0.42		1.49		12.7
17.31		42,079	0.42	(f)	1.55		25.2
14.77		23,462	0.46	(f)	1.25		8 .5
(27 .50	) (d)	5,224	0.55 (e)	,(f)	0.80	(e)	21.3	(e)

10.39	(d)	113,808	0.29	(e)	3.72	(e)	17.4	(e)
10.59		92,048	0.30		1.60		15.4
3.53		56,588	0.30		1.69		12.7
17.36		47,050	0.30	(f)	1.87		25.2
14.86		31,597	0.34	(f)	1.87		8 .5
(27 .40	) (d)	14,713	0.43 (e)	,(f)	0.90	(e)	21.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2030 FUND
Class J shares
2013	(d)	$12 .39	$0.23	$1.10	$1.33	($0 .24)	$–	($0 .24)	$13.48
2012		11.43	0 .20	0 .98	1 .18	(0 .22)	–	(0 .22)	12.39
2011		11.23	0 .17	0 .21	0 .38	(0 .18)	–	(0 .18)	11.43
2010		9.75	0 .18	1 .51	1 .69	(0 .21)	–	(0 .21)	11.23
2009		9.03	0 .18	1 .08	1 .26	(0 .18)	(0 .36)	(0 .54)	9.75
2008		15.21	0 .37	(5 .86)	(5 .49)	(0 .37)	(0 .32)	(0 .69)	9.03
Institutional shares
2013	(d)	12.44	0 .26	1 .09	1 .35	(0 .28)	–	(0 .28)	13.51
2012		11.47	0 .24	0 .99	1 .23	(0 .26)	–	(0 .26)	12.44
2011		11.28	0 .22	0 .20	0 .42	(0 .23)	–	(0 .23)	11.47
2010		9.78	0 .23	1 .52	1 .75	(0 .25)	–	(0 .25)	11.28
2009		9.07	0 .22	1 .09	1 .31	(0 .24)	(0 .36)	(0 .60)	9.78
2008		15.27	0 .40	(5 .84)	(5 .44)	(0 .44)	(0 .32)	(0 .76)	9.07
R-1 shares
2013	(d)	12.31	0 .21	1 .08	1 .29	(0 .17)	–	(0 .17)	13.43
2012		11.35	0 .14	0 .98	1 .12	(0 .16)	–	(0 .16)	12.31
2011		11.16	0 .12	0 .20	0 .32	(0 .13)	–	(0 .13)	11.35
2010		9.70	0 .14	1 .50	1 .64	(0 .18)	–	(0 .18)	11.16
2009		8.99	0 .14	1 .09	1 .23	(0 .16)	(0 .36)	(0 .52)	9.70
2008		15.15	0 .28	(5 .80)	(5 .52)	(0 .32)	(0 .32)	(0 .64)	8.99
R-2 shares
2013	(d)	12.33	0 .22	1 .07	1 .29	(0 .18)	–	(0 .18)	13.44
2012		11.36	0 .16	0 .98	1 .14	(0 .17)	–	(0 .17)	12.33
2011		11.17	0 .14	0 .19	0 .33	(0 .14)	–	(0 .14)	11.36
2010		9.70	0 .16	1 .50	1 .66	(0 .19)	–	(0 .19)	11.17
2009		8.97	0 .15	1 .10	1 .25	(0 .16)	(0 .36)	(0 .52)	9.70
2008		15.13	0 .33	(5 .83)	(5 .50)	(0 .34)	(0 .32)	(0 .66)	8.97
R-3 shares
2013	(d)	12.37	0 .22	1 .09	1 .31	(0 .21)	–	(0 .21)	13.47
2012		11.41	0 .18	0 .97	1 .15	(0 .19)	–	(0 .19)	12.37
2011		11.21	0 .15	0 .21	0 .36	(0 .16)	–	(0 .16)	11.41
2010		9.74	0 .18	1 .49	1 .67	(0 .20)	–	(0 .20)	11.21
2009		9.02	0 .17	1 .09	1 .26	(0 .18)	(0 .36)	(0 .54)	9.74
2008		15.20	0 .33	(5 .83)	(5 .50)	(0 .36)	(0 .32)	(0 .68)	9.02
R-4 shares
2013	(d)	12.68	0 .24	1 .12	1 .36	(0 .23)	–	(0 .23)	13.81
2012		11.69	0 .21	1 .00	1 .21	(0 .22)	–	(0 .22)	12.68
2011		11.49	0 .18	0 .20	0 .38	(0 .18)	–	(0 .18)	11.69
2010		9.97	0 .19	1 .55	1 .74	(0 .22)	–	(0 .22)	11.49
2009		9.22	0 .18	1 .13	1 .31	(0 .20)	(0 .36)	(0 .56)	9.97
2008		15.52	0 .36	(5 .95)	(5 .59)	(0 .39)	(0 .32)	(0 .71)	9.22
R-5 shares
2013	(d)	12.41	0 .25	1 .09	1 .34	(0 .25)	–	(0 .25)	13.50
2012		11.45	0 .22	0 .97	1 .19	(0 .23)	–	(0 .23)	12.41
2011		11.26	0 .21	0 .18	0 .39	(0 .20)	–	(0 .20)	11.45
2010		9.77	0 .21	1 .51	1 .72	(0 .23)	–	(0 .23)	11.26
2009		9.05	0 .19	1 .10	1 .29	(0 .21)	(0 .36)	(0 .57)	9.77
2008		15.25	0 .37	(5 .85)	(5 .48)	(0 .40)	(0 .32)	(0 .72)	9.05

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Gross Expenses to Average Net Assets(b),(c)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

10.89%(e),(f)		$792,850	0.37%	(g)	0 .57%(g)	3 .67%	(g)	25.0%	(g)
10.56	(f)	677,464	0.40		0 .59	1 .66		20.0
3.34	(f)	566,181	0.41		0 .56	1 .47		10.7
17.53	(f)	515,947	0.51		0 .58	1 .74		32.1
15.32	(f)	410,442	0.61		0 .66	2 .17		9 .5
(37 .71)	(f)	344,061	0.62		–	2.92		6.6

11.04	(e)	3,948,853	0.04	(g)	–	4.09	(g)	25.0	(g)
11.03		3,573,298	0.04		–	2 .02		20.0
3.66		3,001,123	0.04		–	1 .87		10.7
18.17		2,804,667	0.04		–	2 .23		32.1
15.88		2,333,820	0.09		–	2.55		9.5
(37 .35)		1,659,024	0.13		–	3.23		6.6

10.58	(e)	51,798	0.91	(g)	–	3.24	(g)	25.0	(g)
10.01		53,082	0.91		–	1 .22		20.0
2.85		50,502	0.91		–	1 .00		10.7
17.11		50,109	0.92		–	1 .34		32.1
14.91		41,365	0.97		–	1.66		9.5
(37 .94)		27,323	1.01		–	2.25		6.6

10.61	(e)	74,688	0.78	(g)	–	3.45	(g)	25.0	(g)
10.17		76,588	0.78		–	1 .40		20.0
2.94		79,776	0.78		–	1 .22		10.7
17.27		99,779	0.79		–	1 .52		32.1
15.16		88,072	0.84		–	1.83		9.5
(37 .91)		67,038	0.88		–	2.67		6.6

10.74	(e)	253,029	0.60	(g)	–	3.50	(g)	25.0	(g)
10.31		230,818	0.60		–	1 .52		20.0
3.21		208,383	0.60		–	1 .30		10.7
17.40		222,202	0.61		–	1 .73		32.1
15.32		193,474	0.66		–	2.00		9.5
(37 .75)		141,078	0.70		–	2.69		6.6

10.87	(e)	223,180	0.41	(g)	–	3.62	(g)	25.0	(g)
10.55		197,788	0.41		–	1 .77		20.0
3.33		199,240	0.41		–	1 .50		10.7
17.67		194,301	0.42		–	1 .83		32.1
15.52		153,804	0.47		–	2.10		9.5
(37 .64)		103,030	0.51		–	2.82		6.6

10.96	(e)	379,252	0.29	(g)	–	3.87	(g)	25.0	(g)
10.65		346,730	0.29		–	1 .81		20.0
3.42		305,169	0.29		–	1 .78		10.7
17.85		337,439	0.30		–	2 .06		32.1
15.68		316,224	0.35		–	2.23		9.5
(37 .57)		213,626	0.39		–	2.99		6.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2013	(c)	$10 .12	$0.20	$0.98	$1.18	($0 .22)	($0 .18)	($0 .40)	$10.90
2012		9.33	0 .17	0 .85	1 .02	(0 .20)	(0 .03)	(0 .23)	10.12
2011		9.32	0 .16	0 .17	0 .33	(0 .16)	(0 .16)	(0 .32)	9 .33
2010		8.05	0 .15	1 .29	1 .44	(0 .17)	–	(0 .17)	9 .32
2009		7.13	0 .07	0 .99	1 .06	(0 .14)	–	(0 .14)	8 .05
2008	(g)	10.00	0 .04	(2 .91)	(2 .87)	–	–	–	7.13
R-1 shares
2013	(c)	9.95	0 .16	0 .95	1 .11	(0 .13)	(0.18)	(0 .31)	10.75
2012		9.18	0 .10	0 .82	0 .92	(0 .12)	(0 .03)	(0 .15)	9 .95
2011		9.18	0 .08	0 .17	0 .25	(0 .09)	(0 .16)	(0 .25)	9 .18
2010		7.96	0 .08	1 .26	1 .34	(0 .12)	–	(0 .12)	9 .18
2009		7.10	0 .04	0 .94	0 .98	(0 .12)	–	(0 .12)	7 .96
2008	(g)	10.00	(0 .01)	(2 .89)	(2 .90)	–	–	–	7.10
R-2 shares
2013	(c)	9.96	0 .16	0 .97	1 .13	(0 .16)	(0.18)	(0 .34)	10.75
2012		9.19	0 .11	0 .82	0 .93	(0 .13)	(0 .03)	(0 .16)	9 .96
2011		9.18	0 .08	0 .19	0 .27	(0 .10)	(0 .16)	(0 .26)	9 .19
2010		7.96	0 .09	1 .26	1 .35	(0 .13)	–	(0 .13)	9 .18
2009		7.10	0 .03	0 .96	0 .99	(0 .13)	–	(0 .13)	7 .96
2008	(g)	10.00	0 .01	(2 .91)	(2 .90)	–	–	–	7.10
R-3 shares
2013	(c)	10.00	0 .17	0 .97	1 .14	(0 .17)	(0.18)	(0 .35)	10.79
2012		9.23	0 .12	0 .83	0 .95	(0 .15)	(0 .03)	(0 .18)	10.00
2011		9.23	0 .10	0 .18	0 .28	(0 .12)	(0 .16)	(0 .28)	9 .23
2010		7.99	0 .11	1 .27	1 .38	(0 .14)	–	(0 .14)	9 .23
2009		7.10	0 .08	0 .93	1 .01	(0 .12)	–	(0 .12)	7 .99
2008	(g)	10.00	0 .01	(2 .91)	(2 .90)	–	–	–	7.10
R-4 shares
2013	(c)	10.05	0 .18	0 .98	1 .16	(0 .19)	(0.18)	(0 .37)	10.84
2012		9.27	0 .16	0 .81	0 .97	(0 .16)	(0 .03)	(0 .19)	10.05
2011		9.26	0 .13	0 .17	0 .30	(0 .13)	(0 .16)	(0 .29)	9 .27
2010		8.02	0 .11	1 .27	1 .38	(0 .14)	–	(0 .14)	9 .26
2009		7.12	0 .09	0 .94	1 .03	(0 .13)	–	(0 .13)	8 .02
2008	(g)	10.00	0 .02	(2 .90)	(2 .88)	–	–	–	7.12
R-5 shares
2013	(c)	10.08	0 .19	0 .97	1 .16	(0 .20)	(0.18)	(0 .38)	10.86
2012		9.30	0 .14	0 .85	0 .99	(0 .18)	(0 .03)	(0 .21)	10.08
2011		9.29	0 .14	0 .17	0 .31	(0 .14)	(0 .16)	(0 .30)	9 .30
2010		8.04	0 .14	1 .26	1 .40	(0 .15)	–	(0 .15)	9 .29
2009		7.13	0 .11	0 .93	1 .04	(0 .13)	–	(0 .13)	8 .04
2008	(g)	10.00	0 .03	(2 .90)	(2 .87)	–	–	–	7.13

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

11.96	%(d)	$638,223	0.04%(e),(f)		3 .90	%(e)	14.8	%(e)
11.23		490,889	0.04	(f)	1 .78		13.0
3.48		335,624	0.05	(f)	1 .62		6.1
18.04		248,902	0.05	(f)	1 .71		25.0
15.17		143,330	0.10	(f)	0 .95		7.0
(28 .70	) (d)	14,703	0 .17 (e)	,(f)	0 .71	(e)	16.8	(e)

11.42	(d)	16,050	0.91	(e)	3 .11	(e)	14.8	(e)
10.23		14,603	0.92		1 .01		13.0
2.68		12,855	0.92		0 .85		6.1
16.99		11,246	0.92	(f)	0 .89		25.0
14.10		6,405	0.97	(f)	0 .55		7.0
(29 .00	) (d)	1,086	1 .05 (e)	,(f)	(0 .17	) (e)	16.8	(e)

11.57	(d)	11,498	0.78	(e)	3 .19	(e)	14.8	(e)
10.30		9,549	0.79		1 .10		13.0
2.89		7,776	0.79		0 .89		6.1
17.10		6,266	0.79	(f)	1 .03		25.0
14.23		3,378	0.84	(f)	0 .46		7.0
(29 .00	) (d)	555	0 .92 (e)	,(f)	0 .14	(e)	16.8	(e)

11.65	(d)	76,278	0.60	(e)	3 .31	(e)	14.8	(e)
10.55		62,383	0.61		1 .26		13.0
2.95		44,844	0.61		1 .09		6.1
17.37		34,593	0.61	(f)	1 .23		25.0
14.61		19,038	0.66	(f)	1 .20		7.0
(29 .00	) (d)	7,368	0 .74 (e)	,(f)	0 .17	(e)	16.8	(e)

11.79	(d)	51,001	0.41	(e)	3 .54	(e)	14.8	(e)
10.79		40,305	0.42		1 .70		13.0
3.20		36,070	0.42		1 .32		6.1
17.43		29,669	0.42	(f)	1 .28		25.0
14.77		15,202	0.47	(f)	1 .27		7.0
(28 .80	) (d)	5,606	0 .55 (e)	,(f)	0 .30	(e)	16.8	(e)

11.78	(d)	74,083	0.29	(e)	3 .64	(e)	14.8	(e)
10.90		57,005	0.30		1 .45		13.0
3.29		35,360	0.30		1 .44		6.1
17.62		26,306	0.30	(f)	1 .63		25.0
14.91		17,760	0.35	(f)	1 .49		7.0
(28 .70	) (d)	6,829	0 .43 (e)	,(f)	0 .40	(e)	16.8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2040 FUND
Class J shares
2013	(d)	$12 .50	$0.23	$1.28	$1.51	($0 .23)	$–	($0 .23)	$13.78
2012		11.49	0 .17	1 .04	1 .21	(0 .20)	–	(0 .20)	12.50
2011		11.29	0 .15	0 .20	0 .35	(0 .15)	–	(0 .15)	11.49
2010		9.76	0 .15	1 .56	1 .71	(0 .18)	–	(0 .18)	11.29
2009		9.03	0 .15	1 .07	1 .22	(0 .15)	(0 .34)	(0 .49)	9.76
2008		15.61	0 .33	(6 .24)	(5 .91)	(0 .36)	(0 .31)	(0 .67)	9.03
Institutional shares
2013	(d)	12.59	0 .26	1 .28	1 .54	(0 .27)	–	(0 .27)	13.86
2012		11.57	0 .22	1 .04	1 .26	(0 .24)	–	(0 .24)	12.59
2011		11.37	0 .20	0 .20	0 .40	(0 .20)	–	(0 .20)	11.57
2010		9.82	0 .21	1 .56	1 .77	(0 .22)	–	(0 .22)	11.37
2009		9.09	0 .19	1 .09	1 .28	(0 .21)	(0 .34)	(0 .55)	9.82
2008		15.73	0 .38	(6 .27)	(5 .89)	(0 .44)	(0 .31)	(0 .75)	9.09
R-1 shares
2013	(d)	12.44	0 .20	1 .27	1 .47	(0 .16)	–	(0 .16)	13.75
2012		11.42	0 .12	1 .04	1 .16	(0 .14)	–	(0 .14)	12.44
2011		11.24	0 .10	0 .18	0 .28	(0 .10)	–	(0 .10)	11.42
2010		9.73	0 .12	1 .54	1 .66	(0 .15)	–	(0 .15)	11.24
2009		9.01	0 .11	1 .08	1 .19	(0 .13)	(0 .34)	(0 .47)	9.73
2008		15.59	0 .25	(6 .20)	(5 .95)	(0 .32)	(0 .31)	(0 .63)	9.01
R-2 shares
2013	(d)	12.45	0 .22	1 .26	1 .48	(0 .18)	–	(0 .18)	13.75
2012		11.43	0 .14	1 .03	1 .17	(0 .15)	–	(0 .15)	12.45
2011		11.24	0 .12	0 .18	0 .30	(0 .11)	–	(0 .11)	11.43
2010		9.73	0 .14	1 .53	1 .67	(0 .16)	–	(0 .16)	11.24
2009		8.99	0 .13	1 .08	1 .21	(0 .13)	(0 .34)	(0 .47)	9.73
2008		15.56	0 .31	(6 .24)	(5 .93)	(0 .33)	(0 .31)	(0 .64)	8.99
R-3 shares
2013	(d)	12.45	0 .22	1 .27	1 .49	(0 .20)	–	(0 .20)	13.74
2012		11.44	0 .16	1 .02	1 .18	(0 .17)	–	(0 .17)	12.45
2011		11.24	0 .13	0 .20	0 .33	(0 .13)	–	(0 .13)	11.44
2010		9.73	0 .15	1 .54	1 .69	(0 .18)	–	(0 .18)	11.24
2009		9.01	0 .14	1 .08	1 .22	(0 .16)	(0 .34)	(0 .50)	9.73
2008		15.59	0 .31	(6 .22)	(5 .91)	(0 .36)	(0 .31)	(0 .67)	9.01
R-4 shares
2013	(d)	12.47	0 .23	1 .27	1 .50	(0 .23)	–	(0 .23)	13.74
2012		11.46	0 .18	1 .03	1 .21	(0 .20)	–	(0 .20)	12.47
2011		11.27	0 .15	0 .20	0 .35	(0 .16)	–	(0 .16)	11.46
2010		9.74	0 .17	1 .55	1 .72	(0 .19)	–	(0 .19)	11.27
2009		9.02	0 .14	1 .09	1 .23	(0 .17)	(0 .34)	(0 .51)	9.74
2008		15.61	0 .30	(6 .19)	(5 .89)	(0 .39)	(0 .31)	(0 .70)	9.02
R-5 shares
2013	(d)	12.54	0 .25	1 .26	1 .51	(0 .24)	–	(0 .24)	13.81
2012		11.52	0 .19	1 .04	1 .23	(0 .21)	–	(0 .21)	12.54
2011		11.32	0 .20	0 .17	0 .37	(0 .17)	–	(0 .17)	11.52
2010		9.79	0 .18	1 .55	1 .73	(0 .20)	–	(0 .20)	11.32
2009		9.06	0 .16	1 .09	1 .25	(0 .18)	(0 .34)	(0 .52)	9.79
2008		15.68	0 .36	(6 .27)	(5 .91)	(0 .40)	(0 .31)	(0 .71)	9.06

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Gross Expenses to Average Net Assets(b),(c)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

12.23%(e),(f)		$431,919	0.40%	(g)	0 .60%(g)	3 .57%	(g)	27.7%	(g)
10.71	(f)	361,253	0.45		0 .64	1 .40		12.5
3.03	(f)	286,387	0.46		0 .60	1 .23		12.6
17.64	(f)	246,236	0.56		0 .63	1 .46		31.4
14.73	(f)	186,499	0.66		0 .71	1 .82		5 .8
(39 .42)	(f)	152,176	0.69		–	2.58		6.0

12.46	(e)	2,518,030	0.04	(g)	–	4.01	(g)	27.7	(g)
11.18		2,235,924	0.04		–	1 .83		12.5
3.46		1,851,739	0.04		–	1 .69		12.6
18.27		1,716,164	0.04		–	2 .02		31.4
15.45		1,387,751	0.09		–	2.20		5.8
(39 .15)		921,180	0.13		–	3.00		6.0

11.92	(e)	37,473	0.91	(g)	–	3.05	(g)	27.7	(g)
10.29		37,999	0.91		–	0 .98		12.5
2.51		33,918	0.91		–	0 .81		12.6
17.26		32,593	0.92		–	1 .12		31.4
14.41		25,814	0.97		–	1.28		5.8
(39 .66)		15,457	1.01		–	1.99		6.0

12.06	(e)	51,888	0.78	(g)	–	3.35	(g)	27.7	(g)
10.36		47,947	0.78		–	1 .17		12.5
2.68		45,698	0.78		–	1 .02		12.6
17.33		55,281	0.79		–	1 .31		31.4
14.65		46,331	0.84		–	1.48		5.8
(39 .59)		32,121	0.88		–	2.44		6.0

12.14	(e)	147,506	0.60	(g)	–	3.41	(g)	27.7	(g)
10.54		132,770	0.60		–	1 .36		12.5
2.94		122,973	0.60		–	1 .10		12.6
17.50		125,392	0.61		–	1 .47		31.4
14.77		104,315	0.66		–	1.64		5.8
(39 .47)		69,607	0.70		–	2.49		6.0

12.17	(e)	141,137	0.41	(g)	–	3.56	(g)	27.7	(g)
10.76		123,706	0.41		–	1 .53		12.5
3.06		111,132	0.41		–	1 .29		12.6
17.87		101,237	0.42		–	1 .67		31.4
14.98		86,178	0.47		–	1.69		5.8
(39 .37)		49,106	0.51		–	2.41		6.0

12.24	(e)	224,254	0.29	(g)	–	3.81	(g)	27.7	(g)
10.93		204,880	0.29		–	1 .63		12.5
3.24		177,248	0.29		–	1 .68		12.6
17.89		200,260	0.30		–	1 .74		31.4
15.16		165,669	0.35		–	1.85		5.8
(39 .31)		99,181	0.39		–	2.80		6.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2013	(c)	$10.06	$0.20	$1.05	$1.25	($0 .21)	($0 .15)	($0 .36)	$10.95
2012		9.26	0.16	0.85	1 .01	( 0 .18)	(0.03)	( 0 .21)	10 .06
2011		9.23	0.14	0.19	0 .33	( 0 .14)	(0.16)	( 0 .30)	9 .26
2010		7.95	0.13	1.30	1 .43	( 0 .15)	–	( 0 .15)	9 .23
2009		7.04	0.05	0.99	1 .04	( 0 .13)	–	( 0 .13)	7 .95
2008	(g)	10.00	0.02	( 2 .98)	( 2 .96)	–	–	–	7.04
R-1 shares
2013	(c)	9.82	0.16	1.03	1 .19	( 0 .14)	(0.15)	( 0 .29)	10 .72
2012		9.04	0.08	0.84	0 .92	( 0 .11)	(0.03)	( 0 .14)	9 .82
2011		9.05	0.06	0.17	0 .23	( 0 .08)	(0.16)	( 0 .24)	9 .04
2010		7.82	0.05	1.29	1 .34	( 0 .11)	–	( 0 .11)	9 .05
2009		6.97	0.01	0.96	0 .97	( 0 .12)	–	( 0 .12)	7 .82
2008	(g)	10.00	(0.03)	( 3 .00)	( 3 .03)	–	–	–	6.97
R-2 shares
2013	(c)	9.84	0.16	1.03	1 .19	( 0 .16)	(0.15)	( 0 .31)	10 .72
2012		9.06	0.08	0.85	0 .93	( 0 .12)	(0.03)	( 0 .15)	9 .84
2011		9.06	0.07	0.18	0 .25	( 0 .09)	(0.16)	( 0 .25)	9 .06
2010		7.83	0.07	1.28	1 .35	( 0 .12)	–	( 0 .12)	9 .06
2009		6.98	0.03	0.95	0 .98	( 0 .13)	–	( 0 .13)	7 .83
2008	(g)	10.00	(0.02)	( 3 .00)	( 3 .02)	–	–	–	6.98
R-3 shares
2013	(c)	9.89	0.17	1.03	1 .20	( 0 .16)	(0.15)	( 0 .31)	10 .78
2012		9.11	0.12	0.83	0 .95	( 0 .14)	(0.03)	( 0 .17)	9 .89
2011		9.10	0.09	0.18	0 .27	( 0 .10)	(0.16)	( 0 .26)	9 .11
2010		7.85	0.10	1.27	1 .37	( 0 .12)	–	( 0 .12)	9 .10
2009		6.99	0.08	0.90	0 .98	( 0 .12)	–	( 0 .12)	7 .85
2008	(g)	10.00	(0.01)	( 3 .00)	( 3 .01)	–	–	–	6.99
R-4 shares
2013	(c)	9.94	0.18	1.04	1 .22	( 0 .19)	(0.15)	( 0 .34)	10 .82
2012		9.15	0.11	0.86	0 .97	( 0 .15)	(0.03)	( 0 .18)	9 .94
2011		9.14	0.11	0.18	0 .29	( 0 .12)	(0.16)	( 0 .28)	9 .15
2010		7.88	0.09	1.30	1 .39	( 0 .13)	–	( 0 .13)	9 .14
2009		7.00	0.08	0.92	1 .00	( 0 .12)	–	( 0 .12)	7 .88
2008	(g)	10.00	–	( 3 .00)	( 3 .00)	–	–	–	7.00
R-5 shares
2013	(c)	9.97	0.19	1.03	1 .22	( 0 .19)	(0.15)	( 0 .34)	10 .85
2012		9.17	0.13	0.86	0 .99	( 0 .16)	(0.03)	( 0 .19)	9 .97
2011		9.16	0.12	0.18	0 .30	( 0 .13)	(0.16)	( 0 .29)	9 .17
2010		7.90	0.12	1.28	1 .40	( 0 .14)	–	( 0 .14)	9 .16
2009		7.01	0.07	0.95	1 .02	( 0 .13)	–	( 0 .13)	7 .90
2008	(g)	10.00	–	( 2 .99)	( 2 .99)	–	–	–	7.01

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

12.80	%(d)	$330,179	0.04%(e),(f)		3 .88	%(e)	17.1	%(e)
11.27		244,484	0.05	(f)	1 .63		8 .1
3.57		154,522	0.06	(f)	1 .48		4 .5
18.22		105,004	0.08	(f)	1 .50		23.8
15.09		53,836	0.10	(f)	0 .69		4 .8
(29 .60	) (d)	4,518	0.17 (e)	,(f)	0 .37	(e)	16.2	(e)

12.32	(d)	9,961	0.92	(e)	3 .12	(e)	17.1	(e)
10.40		9,027	0.92		0 .85		8 .1
2.53		7,195	0.92	(f)	0 .70		4 .5
17.33		5,821	0.93	(f)	0 .65		23.8
14.23		2,675	0.97	(f)	0 .18		4 .8
(30 .30	) (d)	350	1.05 (e)	,(f)	(0.50	) (e)	16.2	(e)

12.33	(d)	7,994	0.79	(e)	3 .26	(e)	17.1	(e)
10.53		6,674	0.79		0 .89		8 .1
2.73		4,130	0.79	(f)	0 .71		4 .5
17.42		2,780	0.80	(f)	0 .79		23.8
14.32		1,160	0.84	(f)	0 .38		4 .8
(30 .20	) (d)	139	0.92 (e)	,(f)	(0.36	) (e)	16.2	(e)

12.40	(d)	39,295	0.61	(e)	3 .35	(e)	17.1	(e)
10.69		30,592	0.61		1 .32		8 .1
2.96		28,181	0.61	(f)	0 .96		4 .5
17.64		20,005	0.62	(f)	1 .16		23.8
14.40		11,557	0.66	(f)	1 .21		4 .8
(30 .10	) (d)	4,893	0.74 (e)	,(f)	(0.13	) (e)	16.2	(e)

12.54	(d)	38,146	0.42	(e)	3 .57	(e)	17.1	(e)
10.90		29,088	0.42		1 .20		8 .1
3.10		16,819	0.42	(f)	1 .17		4 .5
17.84		12,730	0.43	(f)	1 .08		23.8
14.68		5,832	0.47	(f)	1 .13		4 .8
(30 .00	) (d)	1,991	0.55 (e)	,(f)	(0.04	) (e)	16.2	(e)

12.59	(d)	38,774	0.30	(e)	3 .63	(e)	17.1	(e)
11.15		28,899	0.30		1 .36		8 .1
3.19		17,728	0.30	(f)	1 .26		4 .5
17.91		11,045	0.31	(f)	1 .45		23.8
14.87		6,559	0.35	(f)	0 .95		4 .8
(29 .90	) (d)	1,592	0.43 (e)	,(f)	0 .08	(e)	16.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2050 FUND
Class J shares
2013	(d)	$11 .81	$0.21	$1.29	$1.50	($0 .21)	$–	($0 .21)	$13.10
2012		10.82	0 .13	1 .02	1 .15	(0.16)	–	(0.16)	11 .81
2011		10.64	0 .11	0 .18	0 .29	(0.11)	–	(0.11)	10 .82
2010		9.17	0 .11	1 .50	1 .61	(0.14)	–	(0.14)	10 .64
2009		8.53	0 .12	1 .00	1 .12	(0.12)	(0.36)	(0.48)	9.17
2008		15.04	0 .30	(6.11)	(5.81)	(0.34)	(0.36)	(0.70)	8.53
Institutional shares
2013	(d)	12.07	0 .25	1 .30	1 .55	(0.26)	–	(0.26)	13 .36
2012		11.05	0 .20	1 .04	1 .24	(0.22)	–	(0.22)	12 .07
2011		10.86	0 .18	0 .18	0 .36	(0.17)	–	(0.17)	11 .05
2010		9.34	0 .18	1 .53	1 .71	(0.19)	–	(0.19)	10 .86
2009		8.70	0 .16	1 .02	1 .18	(0.18)	(0.36)	(0.54)	9.34
2008		15.32	0 .36	(6.19)	(5.83)	(0.43)	(0.36)	(0.79)	8.70
R-1 shares
2013	(d)	11.92	0 .18	1 .31	1 .49	(0.15)	–	(0.15)	13 .26
2012		10.91	0 .10	1 .03	1 .13	(0.12)	–	(0.12)	11 .92
2011		10.74	0 .08	0 .18	0 .26	(0.09)	–	(0.09)	10 .91
2010		9.26	0 .09	1 .52	1 .61	(0.13)	–	(0.13)	10 .74
2009		8.62	0 .08	1 .03	1 .11	(0.11)	(0.36)	(0.47)	9.26
2008		15.19	0 .21	(6.12)	(5.91)	(0.30)	(0.36)	(0.66)	8.62
R-2 shares
2013	(d)	11.94	0 .21	1 .29	1 .50	(0.18)	–	(0.18)	13 .26
2012		10.92	0 .12	1 .03	1 .15	(0.13)	–	(0.13)	11 .94
2011		10.74	0 .10	0 .17	0 .27	(0.09)	–	(0.09)	10 .92
2010		9.26	0 .11	1 .50	1 .61	(0.13)	–	(0.13)	10 .74
2009		8.61	0 .11	1 .01	1 .12	(0.11)	(0.36)	(0.47)	9.26
2008		15.17	0 .29	(6.17)	(5.88)	(0.32)	(0.36)	(0.68)	8.61
R-3 shares
2013	(d)	11.95	0 .21	1 .30	1 .51	(0.19)	–	(0.19)	13 .27
2012		10.95	0 .14	1 .01	1 .15	(0.15)	–	(0.15)	11 .95
2011		10.76	0 .11	0 .19	0 .30	(0.11)	–	(0.11)	10 .95
2010		9.27	0 .13	1 .51	1 .64	(0.15)	–	(0.15)	10 .76
2009		8.63	0 .12	1 .01	1 .13	(0.13)	(0.36)	(0.49)	9.27
2008		15.20	0 .30	(6.16)	(5.86)	(0.35)	(0.36)	(0.71)	8.63
R-4 shares
2013	(d)	11.99	0 .22	1 .31	1 .53	(0.22)	–	(0.22)	13 .30
2012		10.99	0 .15	1 .03	1 .18	(0.18)	–	(0.18)	11 .99
2011		10.80	0 .13	0 .19	0 .32	(0.13)	–	(0.13)	10 .99
2010		9.30	0 .15	1 .51	1 .66	(0.16)	–	(0.16)	10 .80
2009		8.66	0 .13	1 .02	1 .15	(0.15)	(0.36)	(0.51)	9.30
2008		15.25	0 .29	(6.15)	(5.86)	(0.37)	(0.36)	(0.73)	8.66
R-5 shares
2013	(d)	12.03	0 .24	1 .29	1 .53	(0.23)	–	(0.23)	13 .33
2012		11.01	0 .17	1 .04	1 .21	(0.19)	–	(0.19)	12 .03
2011		10.82	0 .16	0 .18	0 .34	(0.15)	–	(0.15)	11 .01
2010		9.32	0 .15	1 .52	1 .67	(0.17)	–	(0.17)	10 .82
2009		8.67	0 .13	1 .04	1 .17	(0.16)	(0.36)	(0.52)	9.32
2008		15.28	0 .34	(6.20)	(5.86)	(0.39)	(0.36)	(0.75)	8.67

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Gross Expenses to Average Net Assets(b),(c)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

12.83%(e),(f)		$107,273	0.51%	(g)	0 .71%(g)	3 .48%	(g)	22.5%	(g)
10.84	(f)	88,494	0.56		0 .76	1 .16		10.5
2.74	(f)	67,553	0.58		0 .72	0 .98		15.5
17.69	(f)	54,059	0.68		0 .74	1 .12		30.1
14.26	(f)	37,434	0.78		0 .83	1 .54		15.2
(40 .35)	(f)	30,460	0.77		–	2.46		6.8

13.05	(e)	1,220,056	0.04	(g)	–	3.96	(g)	22.5	(g)
11.45		1,031,138	0.04		–	1 .72		10.5
3.30		829,516	0.04		–	1 .58		15.5
18.51		788,351	0.04		–	1 .83		30.1
14.95		629,384	0.10		–	2 .02		15.2
(39 .96)		415,945	0.13		–	2.95		6.8

12.60	(e)	17,332	0.91	(g)	–	2.93	(g)	22.5	(g)
10.49		17,885	0.91		–	0 .84		10.5
2.38		14,614	0.92		–	0 .67		15.5
17.49		13,401	0.92		–	0 .90		30.1
14.01		9,869	0.97		–	1 .03		15.2
(40 .51)		5,320	1.01		–	1.71		6.8

12.70	(e)	26,196	0.78	(g)	–	3.38	(g)	22.5	(g)
10.64		21,922	0.78		–	1 .04		10.5
2.52		20,121	0.79		–	0 .90		15.5
17.55		24,165	0.79		–	1 .13		30.1
14.17		20,114	0.84		–	1 .33		15.2
(40 .42)		13,857	0.88		–	2.39		6.8

12.81	(e)	62,473	0.60	(g)	–	3.38	(g)	22.5	(g)
10.73		52,457	0.60		–	1 .26		10.5
2.79		46,829	0.61		–	0 .94		15.5
17.82		42,918	0.61		–	1 .30		30.1
14.36		35,212	0.66		–	1 .45		15.2
(40 .30)		22,153	0.70		–	2.44		6.8

12.91	(e)	69,960	0.41	(g)	–	3.53	(g)	22.5	(g)
10.91		57,975	0.41		–	1 .30		10.5
2.96		45,442	0.42		–	1 .15		15.5
18.05		39,183	0.42		–	1 .50		30.1
14.55		33,076	0.47		–	1 .56		15.2
(40 .18)		18,841	0.51		–	2.40		6.8

12.91	(e)	101,851	0.29	(g)	–	3.79	(g)	22.5	(g)
11.19		90,201	0.29		–	1 .48		10.5
3.08		72,123	0.30		–	1 .42		15.5
18.11		71,470	0.30		–	1 .55		30.1
14.78		58,596	0.35		–	1 .59		15.2
(40 .16)		31,835	0.39		–	2.78		6.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2013	(c)	$10.02	$0.19	$1.09	$1.28	($0 .21)	($0 .11)	($0 .32)	$10.98
2012		9.22	0.14	0.87	1 .01	( 0 .17)	(0.04)	( 0 .21)	10 .02
2011		9.21	0.13	0.14	0 .27	( 0 .13)	(0.13)	( 0 .26)	9 .22
2010		7.93	0.12	1.31	1 .43	( 0 .15)	–	( 0 .15)	9 .21
2009		6.99	0.06	1.00	1 .06	( 0 .12)	–	( 0 .12)	7 .93
2008	(g)	10.00	0.02	( 3 .03)	( 3 .01)	–	–	–	6.99
R-1 shares
2013	(c)	9.78	0.15	1.06	1 .21	( 0 .14)	(0.11)	( 0 .25)	10 .74
2012		9.01	0.07	0.85	0 .92	( 0 .11)	(0.04)	( 0 .15)	9 .78
2011		9.02	0.04	0.15	0 .19	( 0 .07)	(0.13)	( 0 .20)	9 .01
2010		7.80	0.06	1.27	1 .33	( 0 .11)	–	( 0 .11)	9 .02
2009		6.95	0.02	0.95	0 .97	( 0 .12)	–	( 0 .12)	7 .80
2008	(g)	10.00	(0.03)	( 3 .02)	( 3 .05)	–	–	–	6.95
R-2 shares
2013	(c)	9.81	0.16	1.07	1 .23	( 0 .16)	(0.11)	( 0 .27)	10 .77
2012		9.02	0.06	0.87	0 .93	( 0 .10)	(0.04)	( 0 .14)	9 .81
2011		9.05	0.07	0.13	0 .20	( 0 .10)	(0.13)	( 0 .23)	9 .02
2010		7.82	0.02	1.33	1 .35	( 0 .12)	–	( 0 .12)	9 .05
2009		6.95	0.03	0.96	0 .99	( 0 .12)	–	( 0 .12)	7 .82
2008	(g)	10.00	(0.03)	( 3 .02)	( 3 .05)	–	–	–	6.95
R-3 shares
2013	(c)	9.86	0.16	1.08	1 .24	( 0 .17)	(0.11)	( 0 .28)	10 .82
2012		9.08	0.08	0.87	0 .95	( 0 .13)	(0.04)	( 0 .17)	9 .86
2011		9.09	0.08	0.13	0 .21	( 0 .09)	(0.13)	( 0 .22)	9 .08
2010		7.85	0.09	1.28	1 .37	( 0 .13)	–	( 0 .13)	9 .09
2009		6.96	0.02	0.99	1 .01	( 0 .12)	–	( 0 .12)	7 .85
2008	(g)	10.00	(0.02)	( 3 .02)	( 3 .04)	–	–	–	6.96
R-4 shares
2013	(c)	9.91	0.17	1.08	1 .25	( 0 .18)	(0.11)	( 0 .29)	10 .87
2012		9.12	0.11	0.86	0 .97	( 0 .14)	(0.04)	( 0 .18)	9 .91
2011		9.12	0.09	0.15	0 .24	( 0 .11)	(0.13)	( 0 .24)	9 .12
2010		7.88	0.09	1.29	1 .38	( 0 .14)	–	( 0 .14)	9 .12
2009		6.97	0.02	1.01	1 .03	( 0 .12)	–	( 0 .12)	7 .88
2008	(g)	10.00	(0.01)	( 3 .02)	( 3 .03)	–	–	–	6.97
R-5 shares
2013	(c)	9.93	0.18	1.08	1 .26	( 0 .19)	(0.11)	( 0 .30)	10 .89
2012		9.15	0.10	0.87	0 .97	( 0 .15)	(0.04)	( 0 .19)	9 .93
2011		9.14	0.11	0.15	0 .26	( 0 .12)	(0.13)	( 0 .25)	9 .15
2010		7.89	0.11	1.28	1 .39	( 0 .14)	–	( 0 .14)	9 .14
2009		6.98	0.09	0.94	1 .03	( 0 .12)	–	( 0 .12)	7 .89
2008	(g)	10.00	–	( 3 .02)	( 3 .02)	–	–	–	6.98

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

13.03	%(d)	$66,601	0.08%(e),(f)		3.74	%(e)	21.5	%(e)
11.27		47,528	0.08	(f)	1.46		15.1
2.97		26,746	0.08	(f)	1.35		22.5
18.18		17,421	0.08	(f)	1.35		44.0
15.43		8,036	0.08	(f)	0.78		34.0
(30 .10	) (d)	937	0 .17 (e)	,(f)	0.28	(e)	194.7	(e)

12.56	(d)	1,343	0.93 (e)	,(f)	3.05	(e)	21.5	(e)
10.36		1,148	0.94	(f)	0.79		15.1
2.06		868	0.96	(f)	0.48		22.5
17.22		532	0.96	(f)	0.76		44.0
14.21		382	0.80	(f)	0.29		34.0
(30 .50	) (d)	70	1 .05 (e)	,(f)	(0.54	) (e)	194.7	(e)

12.74	(d)	854	0 .80 (e)	,(f)	3.25	(e)	21.5	(e)
10.43		715	0.81	(f)	0.59		15.1
2.16		345	0.83	(f)	0.70		22.5
17.38		398	0.83	(f)	0.26		44.0
14.50		71	0.70	(f)	0.42		34.0
(30 .50	) (d)	14	0 .92 (e)	,(f)	(0.49	) (e)	194.7	(e)

12.75	(d)	5,601	0.62 (e)	,(f)	3.19	(e)	21.5	(e)
10.69		3,765	0.63	(f)	0.83		15.1
2.33		2,066	0.65	(f)	0.82		22.5
17.54		1,345	0.65	(f)	1.12		44.0
14.77		906	0.52	(f)	0.33		34.0
(30 .40	) (d)	119	0 .74 (e)	,(f)	(0.30	) (e)	194.7	(e)

12.88	(d)	5,598	0.43 (e)	,(f)	3.38	(e)	21.5	(e)
10.89		3,511	0.44	(f)	1.18		15.1
2.61		2,397	0.46	(f)	0.99		22.5
17.64		1,477	0.46	(f)	1.07		44.0
15.04		764	0.23	(f)	0.33		34.0
(30 .30	) (d)	28	0 .55 (e)	,(f)	(0.09	) (e)	194.7	(e)

12.95	(d)	7,226	0.31 (e)	,(f)	3.47	(e)	21.5	(e)
10.91		4,519	0.32	(f)	1.07		15.1
2.80		2,023	0.34	(f)	1.17		22.5
17.82		1,398	0.34	(f)	1.30		44.0
15.02		917	0.20	(f)	1.27		34.0
(30 .20	) (d)	304	0 .43 (e)	,(f)	0.01	(e)	194.7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from February 29, 2008, date operations commenced, through October 31, 2008.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (in thousands)

PRINCIPAL LIFETIME 2060 FUND
Class J shares
2013	(b)	$10 .00	$–	$0.48	$0.48	$10.48	4 .80%(c),(d)		$27
Institutional shares
2013	(b)	10.00	–	0 .48	0 .48	10 .48	4 .80	(c)	12
R-1 shares
2013	(b)	10.00	( 0 .01)	0 .48	0 .47	10 .47	4.70	(c)	10
R-2 shares
2013	(b)	10.00	( 0 .01)	0 .48	0 .47	10 .47	4.70	(c)	10
R-3 shares
2013	(b)	10.00	–	0 .47	0 .47	10 .47	4 .70	(c)	10
R-4 shares
2013	(b)	10.00	–	0 .48	0 .48	10 .48	4 .80	(c)	11
R-5 shares
2013	(b)	10.00	–	0 .48	0 .48	10 .48	4 .80	(c)	11

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC. (unaudited)

Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
0.41%(e),(f)		(0.01	)%(e)	358.1	%(e)
0 .13 (e)	,(f)	0 .29	(e)	358.1	(e)
0 .96 (e)	,(f)	(0 .53	) (e)	358.1	(e)
0 .83 (e)	,(f)	(0 .41	) (e)	358.1	(e)
0 .65 (e)	,(f)	(0 .23	) (e)	358.1	(e)
0 .46 (e)	,(f)	(0 .05	) (e)	358.1	(e)
0 .34 (e)	,(f)	0 .06	(e)	358.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 1, 2013, date operations commenced, through April 30, 2013.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2013	(d)	$11 .47	$0.21	$0.31	$0.52	($0 .26)	$–	($0 .26)	$11.73
2012		10.89	0 .21	0 .64	0 .85	(0.27)	–	(0.27)	11 .47
2011		10.82	0 .30	0 .06	0 .36	(0.29)	–	(0.29)	10 .89
2010		9.84	0 .31	1 .00	1 .31	(0.33)	–	(0.33)	10 .82
2009		9.33	0 .26	0 .82	1 .08	(0.44)	(0.13)	(0.57)	9.84
2008		12.81	0 .54	(3.36)	(2.82)	(0.49)	(0.17)	(0.66)	9.33
Institutional shares
2013	(d)	11.55	0 .23	0 .30	0 .53	(0.30)	–	(0.30)	11 .78
2012		10.96	0 .25	0 .66	0 .91	(0.32)	–	(0.32)	11 .55
2011		10.89	0 .35	0 .06	0 .41	(0.34)	–	(0.34)	10 .96
2010		9.91	0 .35	1 .01	1 .36	(0.38)	–	(0.38)	10 .89
2009		9.40	0 .30	0 .84	1 .14	(0.50)	(0.13)	(0.63)	9.91
2008		12.92	0 .59	(3.38)	(2.79)	(0.56)	(0.17)	(0.73)	9.40
R-1 shares
2013	(d)	11.46	0 .18	0 .30	0 .48	(0.19)	–	(0.19)	11 .75
2012		10.87	0 .17	0 .63	0 .80	(0.21)	–	(0.21)	11 .46
2011		10.80	0 .25	0 .07	0 .32	(0.25)	–	(0.25)	10 .87
2010		9.86	0 .25	1 .00	1 .25	(0.31)	–	(0.31)	10 .80
2009		9.32	0 .22	0 .84	1 .06	(0.39)	(0.13)	(0.52)	9.86
2008		12.81	0 .46	(3.33)	(2.87)	(0.45)	(0.17)	(0.62)	9.32
R-2 shares
2013	(d)	11.47	0 .19	0 .30	0 .49	(0.21)	–	(0.21)	11 .75
2012		10.89	0 .17	0 .64	0 .81	(0.23)	–	(0.23)	11 .47
2011		10.79	0 .27	0 .07	0 .34	(0.24)	–	(0.24)	10 .89
2010		9.83	0 .30	0 .96	1 .26	(0.30)	–	(0.30)	10 .79
2009		9.30	0 .23	0 .84	1 .07	(0.41)	(0.13)	(0.54)	9.83
2008		12.79	0 .51	(3.36)	(2.85)	(0.47)	(0.17)	(0.64)	9.30
R-3 shares
2013	(d)	11.42	0 .19	0 .31	0 .50	(0.24)	–	(0.24)	11 .68
2012		10.83	0 .18	0 .66	0 .84	(0.25)	–	(0.25)	11 .42
2011		10.77	0 .28	0 .07	0 .35	(0.29)	–	(0.29)	10 .83
2010		9.81	0 .30	0 .98	1 .28	(0.32)	–	(0.32)	10 .77
2009		9.30	0 .25	0 .83	1 .08	(0.44)	(0.13)	(0.57)	9.81
2008		12.79	0 .52	(3.35)	(2.83)	(0.49)	(0.17)	(0.66)	9.30
R-4 shares
2013	(d)	11.44	0 .20	0 .31	0 .51	(0.25)	–	(0.25)	11 .70
2012		10.87	0 .23	0 .62	0 .85	(0.28)	–	(0.28)	11 .44
2011		10.80	0 .30	0 .07	0 .37	(0.30)	–	(0.30)	10 .87
2010		9.83	0 .31	1 .00	1 .31	(0.34)	–	(0.34)	10 .80
2009		9.33	0 .26	0 .84	1 .10	(0.47)	(0.13)	(0.60)	9.83
2008		12.83	0 .50	(3.32)	(2.82)	(0.51)	(0.17)	(0.68)	9.33
R-5 shares
2013	(d)	11.52	0 .22	0 .30	0 .52	(0.27)	–	(0.27)	11 .77
2012		10.93	0 .22	0 .66	0 .88	(0.29)	–	(0.29)	11 .52
2011		10.87	0 .32	0 .06	0 .38	(0.32)	–	(0.32)	10 .93
2010		9.89	0 .35	0 .98	1 .33	(0.35)	–	(0.35)	10 .87
2009		9.38	0 .28	0 .83	1 .11	(0.47)	(0.13)	(0.60)	9.89
2008		12.89	0 .55	(3.36)	(2.81)	(0.53)	(0.17)	(0.70)	9.38

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Gross Expenses to Average Net Assets(b),(c)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

4.58%(e),(f)		$74,942	0.38	%(g)	0 .58%(g)	3 .65	%(g)	17.3	%(g)
8.05	(f)	70,563	0.42		0 .62	1 .91		31.1
3.45	(f)	64,917	0.44		0 .58	2 .79		19.8
13.62	(f)	61,486	0.51		0 .57	3 .05		46.9
12.58	(f)	55,434	0.62		0 .67	2 .91		35.9
(23 .13	) (f)	60,289	0.60		–	4 .76		30.7

4.67	(e)	585,839	0.04	(g)	–	3.98	(g)	17.3	(g)
8.52		551,533	0.04		–	2 .25		31.1
3.88		468,065	0.04		–	3 .18		19.8
14.08		459,110	0.04		–	3 .42		46.9
13.23		365,053	0.10		–	3 .32		35.9
(22 .81)		287,888	0.13		–	5 .13		30.7

4.25	(e)	10,332	0.91	(g)	–	3.19	(g)	17.3	(g)
7.55		10,740	0.92		–	1 .51		31.1
3.00		11,393	0.92		–	2 .33		19.8
13.03		11,735	0.92		–	2 .48		46.9
12.25		8,850	0.98		–	2 .43		35.9
(23 .47)		6,026	1.01		–	4 .00		30.7

4.31	(e)	10,021	0.78	(g)	–	3.33	(g)	17.3	(g)
7.63		11,148	0.79		–	1 .57		31.1
3.20		11,365	0.79		–	2 .53		19.8
13.15		16,425	0.79		–	3 .00		46.9
12.47		19,416	0.85		–	2 .62		35.9
(23 .41)		17,792	0.88		–	4 .51		30.7

4.41	(e)	41,576	0.60	(g)	–	3.34	(g)	17.3	(g)
7.97		39,193	0.61		–	1 .66		31.1
3.30		32,636	0.61		–	2 .60		19.8
13.43		31,798	0.61		–	2 .91		46.9
12.59		26,642	0.67		–	2 .79		35.9
(23 .27)		24,573	0.70		–	4 .58		30.7

4.52	(e)	24,468	0.41	(g)	–	3.59	(g)	17.3	(g)
8.01		24,227	0.42		–	2 .08		31.1
3.51		28,249	0.42		–	2 .77		19.8
13.73		27,722	0.42		–	3 .04		46.9
12.80		23,304	0.48		–	2 .95		35.9
(23 .12)		16,933	0.51		–	4 .48		30.7

4.59	(e)	44,477	0.29	(g)	–	3.82	(g)	17.3	(g)
8.26		43,874	0.30		–	2 .00		31.1
3.54		38,375	0.30		–	2 .99		19.8
13.86		37,720	0.30		–	3 .40		46.9
12.89		38,223	0.36		–	3 .09		35.9
(23 .00)		33,264	0.39		–	4 .84		30.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

REAL ESTATE SECURITIES FUND
Class J shares
2013	(c)	$19.14	$0.18	$3.24	$3.42	($0 .11)	$–	($0 .11)	$22.45
2012		17.05	0 .18	2 .04	2 .22	( 0 .13)	–	( 0 .13)	19 .14
2011		15.51	0 .05	1 .63	1 .68	( 0 .14)	–	( 0 .14)	17 .05
2010		11.38	0 .21	4 .15	4 .36	( 0 .23)	–	( 0 .23)	15 .51
2009		11.60	0 .25	( 0 .21)	0 .04	( 0 .26)	–	( 0 .26)	11 .38
2008		24.61	0 .24	( 7 .25)	( 7 .01)	( 0 .27)	(5.73)	( 6 .00)	11 .60
Institutional shares
2013	(c)	19.54	0 .24	3 .30	3 .54	( 0 .15)	–	( 0 .15)	22 .93
2012		17.41	0 .28	2 .07	2 .35	( 0 .22)	–	( 0 .22)	19 .54
2011		15.84	0 .14	1 .65	1 .79	( 0 .22)	–	( 0 .22)	17 .41
2010		11.62	0 .30	4 .23	4 .53	( 0 .31)	–	( 0 .31)	15 .84
2009		11.83	0 .31	( 0 .20)	0 .11	( 0 .32)	–	( 0 .32)	11 .62
2008		24.96	0 .33	( 7 .37)	( 7 .04)	( 0 .36)	(5.73)	( 6 .09)	11 .83
R-1 shares
2013	(c)	19.36	0 .14	3 .28	3 .42	( 0 .07)	–	( 0 .07)	22 .71
2012		17.25	0 .12	2 .06	2 .18	( 0 .07)	–	( 0 .07)	19 .36
2011		15.70	( 0 .01)	1 .64	1 .63	( 0 .08)	–	( 0 .08)	17 .25
2010		11.52	0 .17	4 .20	4 .37	( 0 .19)	–	( 0 .19)	15 .70
2009		11.74	0 .22	( 0 .20)	0 .02	( 0 .24)	–	( 0 .24)	11 .52
2008		24.82	0 .19	( 7 .31)	( 7 .12)	( 0 .23)	(5.73)	( 5 .96)	11 .74
R-2 shares
2013	(c)	18.87	0 .15	3 .20	3 .35	( 0 .08)	–	( 0 .08)	22 .14
2012		16.82	0 .14	2 .01	2 .15	( 0 .10)	–	( 0 .10)	18 .87
2011		15.31	0 .01	1 .60	1 .61	( 0 .10)	–	( 0 .10)	16 .82
2010		11.24	0 .19	4 .09	4 .28	( 0 .21)	–	( 0 .21)	15 .31
2009		11.46	0 .24	( 0 .20)	0 .04	( 0 .26)	–	( 0 .26)	11 .24
2008		24.39	0 .21	( 7 .16)	( 6 .95)	( 0 .25)	(5.73)	( 5 .98)	11 .46
R-3 shares
2013	(c)	19.20	0 .18	3 .24	3 .42	( 0 .10)	–	( 0 .10)	22 .52
2012		17.11	0 .17	2 .05	2 .22	( 0 .13)	–	( 0 .13)	19 .20
2011		15.57	0 .04	1 .63	1 .67	( 0 .13)	–	( 0 .13)	17 .11
2010		11.42	0 .22	4 .17	4 .39	( 0 .24)	–	( 0 .24)	15 .57
2009		11.64	0 .26	( 0 .21)	0 .05	( 0 .27)	–	( 0 .27)	11 .42
2008		24.67	0 .24	( 7 .26)	( 7 .02)	( 0 .28)	(5.73)	( 6 .01)	11 .64
R-4 shares
2013	(c)	19.05	0 .19	3 .23	3 .42	( 0 .12)	–	( 0 .12)	22 .35
2012		16.98	0 .21	2 .02	2 .23	( 0 .16)	–	( 0 .16)	19 .05
2011		15.45	0 .07	1 .62	1 .69	( 0 .16)	–	( 0 .16)	16 .98
2010		11.34	0 .24	4 .13	4 .37	( 0 .26)	–	( 0 .26)	15 .45
2009		11.56	0 .27	( 0 .20)	0 .07	( 0 .29)	–	( 0 .29)	11 .34
2008		24.54	0 .27	( 7 .21)	( 6 .94)	( 0 .31)	(5.73)	( 6 .04)	11 .56
R-5 shares
2013	(c)	19.08	0 .21	3 .22	3 .43	( 0 .13)	–	( 0 .13)	22 .38
2012		17.00	0 .23	2 .03	2 .26	( 0 .18)	–	( 0 .18)	19 .08
2011		15.48	0 .09	1 .61	1 .70	( 0 .18)	–	( 0 .18)	17 .00
2010		11.36	0 .26	4 .14	4 .40	( 0 .28)	–	( 0 .28)	15 .48
2009		11.57	0 .28	( 0 .19)	0 .09	( 0 .30)	–	( 0 .30)	11 .36
2008		24.56	0 .29	( 7 .23)	( 6 .94)	( 0 .32)	(5.73)	( 6 .05)	11 .57

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

17.91%(d),(e)		$163,061	1.30	%(f)	1.50%(f)	1.84	%(f)	42.1	%(f)
13.06	(e)	143,101	1.36		1.55	0.99		44.6
10.88	(e)	132,486	1.33		1.47	0.32		29.3
38.58	(e)	128,423	1.44		1.51	1.52		52.2
0.97	(e)	96,382	1.55		1.60	2.65		57.3
(36 .13	) (e)	107,631	1 .43		–	1.48		47.2

18.20	(d)	1,188,882	0.87	(f)	–	2.29	(f)	42.1	(f)
13.55		897,798	0.86		–	1.52		44.6
11.39		1,252,657	0.85		–	0.81		29.3
39.37		1,303,556	0.85		–	2.14		52.2
1.74		1,137,929	0.85		–	3.22		57.3
(35.71)		894,685	0.84		–	2.05		47.2

17.67	(d)	8,279	1.71	(f)	–	1.42	(f)	42.1	(f)
12.63		7,692	1.71		–	0.62		44.6
10.44		6,951	1.71		–	(0.05)		29.3
38.22		6,794	1.71		–	1.22		52.2
0.82		4,205	1.72		–	2.30		57.3
(36.25)		2,945	1.72		–	1.17		47.2

17.79	(d)	16,008	1.58	(f)	–	1.54	(f)	42.1	(f)
12.76		15,354	1.58		–	0.76		44.6
10.56		13,043	1.58		–	0.08		29.3
38.36		14,881	1.58		–	1.38		52.2
0.95		11,684	1.59		–	2.56		57.3
(36.18)		11,889	1.59		–	1.31		47.2

17.85	(d)	55,971	1.40	(f)	–	1.75	(f)	42.1	(f)
12.97		48,924	1.40		–	0.94		44.6
10.77		39,405	1.40		–	0.25		29.3
38.69		39,463	1.40		–	1.58		52.2
1.12		32,669	1.41		–	2.70		57.3
(36.08)		28,885	1.41		–	1.48		47.2

18.00	(d)	50,819	1.21	(f)	–	1.94	(f)	42.1	(f)
13.16		40,509	1.21		–	1.13		44.6
11.02		32,332	1.21		–	0.42		29.3
38.89		23,587	1.21		–	1.73		52.2
1.32		14,963	1.22		–	2.85		57.3
(35.94)		12,277	1.22		–	1.67		47.2

18.04	(d)	120,975	1.09	(f)	–	2.06	(f)	42.1	(f)
13.33		107,275	1.09		–	1.26		44.6
11.07		95,630	1.09		–	0.53		29.3
39.05		59,168	1.09		–	1.91		52.2
1.52		52,653	1.10		–	2.90		57.3
(35.89)		40,951	1.10		–	1.81		47.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SAM BALANCED PORTFOLIO
Class J shares
2013	(d)	$13 .36	$0.19	$1.10	$1.29	($0 .20)	$–	($0 .20)	$14.45
2012		12.37	0 .25	1 .00	1 .25	(0.26)	–	(0.26)	13 .36
2011		12.16	0 .26	0 .23	0 .49	(0.28)	–	(0.28)	12 .37
2010		10.76	0 .23	1 .43	1 .66	(0.26)	–	(0.26)	12 .16
2009		10.64	0 .24	1 .07	1 .31	(0.28)	(0.91)	(1.19)	10 .76
2008		15.90	0 .26	(4.28)	(4.02)	(0.47)	(0.77)	(1.24)	10 .64
Institutional shares
2013	(d)	13.54	0 .21	1 .12	1 .33	(0.22)	–	(0.22)	14 .65
2012		12.52	0 .27	1 .05	1 .32	(0.30)	–	(0.30)	13 .54
2011		12.31	0 .31	0 .23	0 .54	(0.33)	–	(0.33)	12 .52
2010		10.88	0 .28	1 .46	1 .74	(0.31)	–	(0.31)	12 .31
2009		10.74	0 .30	1 .07	1 .37	(0.32)	(0.91)	(1.23)	10 .88
2008		16.03	0 .42	(4.39)	(3.97)	(0.55)	(0.77)	(1.32)	10 .74
R-1 shares
2013	(d)	13.51	0 .15	1 .12	1 .27	(0.16)	–	(0.16)	14 .62
2012		12.50	0 .20	1 .00	1 .20	(0.19)	–	(0.19)	13 .51
2011		12.29	0 .21	0 .22	0 .43	(0.22)	–	(0.22)	12 .50
2010		10.86	0 .19	1 .45	1 .64	(0.21)	–	(0.21)	12 .29
2009		10.73	0 .21	1 .08	1 .29	(0.25)	(0.91)	(1.16)	10 .86
2008		16.03	0 .20	(4.30)	(4.10)	(0.43)	(0.77)	(1.20)	10 .73
R-2 shares
2013	(d)	13.48	0 .16	1 .11	1 .27	(0.17)	–	(0.17)	14 .58
2012		12.48	0 .20	1 .01	1 .21	(0.21)	–	(0.21)	13 .48
2011		12.27	0 .22	0 .22	0 .44	(0.23)	–	(0.23)	12 .48
2010		10.86	0 .18	1 .47	1 .65	(0.24)	–	(0.24)	12 .27
2009		10.73	0 .21	1 .09	1 .30	(0.26)	(0.91)	(1.17)	10 .86
2008		16.03	0 .28	(4.36)	(4.08)	(0.45)	(0.77)	(1.22)	10 .73
R-3 shares
2013	(d)	13.50	0 .17	1 .12	1 .29	(0.18)	–	(0.18)	14 .61
2012		12.50	0 .22	1 .01	1 .23	(0.23)	–	(0.23)	13 .50
2011		12.29	0 .25	0 .22	0 .47	(0.26)	–	(0.26)	12 .50
2010		10.87	0 .22	1 .45	1 .67	(0.25)	–	(0.25)	12 .29
2009		10.73	0 .26	1 .07	1 .33	(0.28)	(0.91)	(1.19)	10 .87
2008		16.03	0 .30	(4.36)	(4.06)	(0.47)	(0.77)	(1.24)	10 .73
R-4 shares
2013	(d)	13.52	0 .19	1 .11	1 .30	(0.19)	–	(0.19)	14 .63
2012		12.52	0 .23	1 .03	1 .26	(0.26)	–	(0.26)	13 .52
2011		12.31	0 .25	0 .24	0 .49	(0.28)	–	(0.28)	12 .52
2010		10.88	0 .23	1 .47	1 .70	(0.27)	–	(0.27)	12 .31
2009		10.74	0 .25	1 .09	1 .34	(0.29)	(0.91)	(1.20)	10 .88
2008		16.04	0 .42	(4.45)	(4.03)	(0.50)	(0.77)	(1.27)	10 .74
R-5 shares
2013	(d)	13.52	0 .19	1 .12	1 .31	(0.20)	–	(0.20)	14 .63
2012		12.52	0 .25	1 .02	1 .27	(0.27)	–	(0.27)	13 .52
2011		12.31	0 .26	0 .24	0 .50	(0.29)	–	(0.29)	12 .52
2010		10.88	0 .27	1 .45	1 .72	(0.29)	–	(0.29)	12 .31
2009		10.74	0 .26	1 .09	1 .35	(0.30)	(0.91)	(1.21)	10 .88
2008		16.03	0 .30	(4.31)	(4.01)	(0.51)	(0.77)	(1.28)	10 .74

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Gross Expenses to Average Net Assets(b),(c)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

9.74%(e),(f)		$790,571	0.64	%(g)	0 .84	%(g)	2.75	%(g)	4.4	%(g)
10.24	(f)	675,382	0.68		0.88		1.92		9.6
4.03	(f)	514,475	0.73		0.87		2.11		29.6
15.59	(f)	396,058	0.85		0.92		1.98		13.2
14.31	(f)	217,421	0.95		1.13		2.46		5.1
(27 .20	) (f)	58,350	0.95		–		2.00		34.8

9.92	(e)	690,660	0.33	(g)	0.33	(g)	3.07	(g)	4.4	(g)
10.71		612,372	0.35		0.35		2.06		9.6
4.36		227,083	0.36		0.36		2.44		29.6
16.23		122,317	0.38		0.38		2.43		13.2
14.89		65,662	0.39		0.42		2.99		5.1
(26 .71)		21,448	0.33		–		3.14		34.8

9.47	(e)	4,466	1.20	(g)	–		2.24	(g)	4.4	(g)
9.67		4,166	1.22		–		1.52		9.6
3.48		5,207	1.22		–		1.65		29.6
15.28		4,716	1.23		–		1.63		13.2
13.94		3,442	1.24		–		2.14		5.1
(27 .41)		1,064	1.21		–		1.57		34.8

9.51	(e)	12,436	1.07	(g)	–		2.28	(g)	4.4	(g)
9.83		9,131	1.09		–		1.50		9.6
3.62		6,834	1.09		–		1.72		29.6
15.40		4,134	1.10		–		1.56		13.2
14.07		907	1.11		–		2.07		5.1
(27 .32)		146	1.08		–		2.19		34.8

9.65	(e)	49,509	0.89	(g)	–		2.45	(g)	4.4	(g)
9.99		43,574	0.91		–		1.65		9.6
3.84		26,556	0.91		–		1.94		29.6
15.55		17,127	0.92		–		1.94		13.2
14.36		10,185	0.93		–		2.59		5.1
(27 .19)		3,627	0.90		–		2.28		34.8

9.74	(e)	40,561	0.70	(g)	–		2.67	(g)	4.4	(g)
10.16		31,774	0.72		–		1.77		9.6
4.01		19,290	0.72		–		2.00		29.6
15.80		8,067	0.73		–		2.02		13.2
14.53		5,895	0.74		–		2.45		5.1
(27 .04)		1,874	0.71		–		3.16		34.8

9.80	(e)	81,856	0.58	(g)	–		2.80	(g)	4.4	(g)
10.29		69,681	0.60		–		1.94		9.6
4.11		39,852	0.60		–		2.08		29.6
15.97		21,643	0.61		–		2.31		13.2
14.64		13,328	0.62		–		2.61		5.1
(26 .90)		3,691	0.59		–		2.50		34.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2013	(d)	$11 .10	$0.16	$0.62	$0.78	($0 .17)	($0 .06)	($0 .23)	$11.65
2012		10.46	0 .26	0 .69	0 .95	(0.26)	( 0 .05)	(0.31)	11 .10
2011		10.36	0 .29	0 .10	0 .39	(0.29)	–	(0.29)	10 .46
2010		9.39	0 .27	0 .99	1 .26	(0.29)	–	(0.29)	10 .36
2009		8.77	0 .28	1 .01	1 .29	(0.30)	( 0 .37)	(0.67)	9.39
2008		11.86	0 .29	(2.56)	(2.27)	(0.41)	( 0 .41)	(0.82)	8.77
Institutional shares
2013	(d)	11.13	0 .18	0 .62	0 .80	(0.19)	( 0 .06)	(0.25)	11 .68
2012		10.48	0 .29	0 .71	1 .00	(0.30)	( 0 .05)	(0.35)	11 .13
2011		10.39	0 .32	0 .10	0 .42	(0.33)	–	(0.33)	10 .48
2010		9.41	0 .31	1 .00	1 .31	(0.33)	–	(0.33)	10 .39
2009		8.78	0 .34	1 .00	1 .34	(0.34)	( 0 .37)	(0.71)	9.41
2008		11.87	0 .35	(2.55)	(2.20)	(0.48)	( 0 .41)	(0.89)	8.78
R-1 shares
2013	(d)	11.10	0 .13	0 .61	0 .74	(0.14)	( 0 .06)	(0.20)	11 .64
2012		10.45	0 .21	0 .70	0 .91	(0.21)	( 0 .05)	(0.26)	11 .10
2011		10.36	0 .24	0 .09	0 .33	(0.24)	–	(0.24)	10 .45
2010		9.39	0 .22	1 .01	1 .23	(0.26)	–	(0.26)	10 .36
2009		8.78	0 .26	0 .99	1 .25	(0.27)	( 0 .37)	(0.64)	9.39
2008		11.86	0 .28	(2.56)	(2.28)	(0.39)	( 0 .41)	(0.80)	8.78
R-2 shares
2013	(d)	11.15	0 .13	0 .61	0 .74	(0.14)	( 0 .06)	(0.20)	11 .69
2012		10.50	0 .23	0 .69	0 .92	(0.22)	( 0 .05)	(0.27)	11 .15
2011		10.39	0 .26	0 .09	0 .35	(0.24)	–	(0.24)	10 .50
2010		9.42	0 .23	1 .01	1 .24	(0.27)	–	(0.27)	10 .39
2009		8.78	0 .26	1 .02	1 .28	(0.27)	( 0 .37)	(0.64)	9.42
2008		11.86	0 .28	(2.55)	(2.27)	(0.40)	( 0 .41)	(0.81)	8.78
R-3 shares
2013	(d)	11.12	0 .16	0 .59	0 .75	(0.15)	( 0 .06)	(0.21)	11 .66
2012		10.47	0 .24	0 .70	0 .94	(0.24)	( 0 .05)	(0.29)	11 .12
2011		10.38	0 .27	0 .10	0 .37	(0.28)	–	(0.28)	10 .47
2010		9.40	0 .27	0 .99	1 .26	(0.28)	–	(0.28)	10 .38
2009		8.78	0 .28	1 .01	1 .29	(0.30)	( 0 .37)	(0.67)	9.40
2008		11.87	0 .36	(2.62)	(2.26)	(0.42)	( 0 .41)	(0.83)	8.78
R-4 shares
2013	(d)	11.13	0 .15	0 .61	0 .76	(0.16)	( 0 .06)	(0.22)	11 .67
2012		10.48	0 .24	0 .72	0 .96	(0.26)	( 0 .05)	(0.31)	11 .13
2011		10.38	0 .30	0 .09	0 .39	(0.29)	–	(0.29)	10 .48
2010		9.40	0 .29	0 .99	1 .28	(0.30)	–	(0.30)	10 .38
2009		8.78	0 .30	1 .00	1 .30	(0.31)	( 0 .37)	(0.68)	9.40
2008		11.86	0 .41	(2.64)	(2.23)	(0.44)	( 0 .41)	(0.85)	8.78
R-5 shares
2013	(d)	11.13	0 .16	0 .61	0 .77	(0.17)	( 0 .06)	(0.23)	11 .67
2012		10.48	0 .27	0 .70	0 .97	(0.27)	( 0 .05)	(0.32)	11 .13
2011		10.38	0 .28	0 .13	0 .41	(0.31)	–	(0.31)	10 .48
2010		9.41	0 .29	0 .99	1 .28	(0.31)	–	(0.31)	10 .38
2009		8.78	0 .32	1 .00	1 .32	(0.32)	( 0 .37)	(0.69)	9.41
2008		11.86	0 .34	(2.56)	(2.22)	(0.45)	( 0 .41)	(0.86)	8.78

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Gross Expenses to Average Net Assets(b),(c)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

7.14%(e),(f)		$407,429	0.63	%(g)	0 .84	%(g)	2 .86	%(g)	2.9	%(g)
9.31	(f)	340,861	0.69		0 .88		2 .42		6 .8
3.82	(f)	237,106	0.73		0 .88		2 .72		21.4
13.60	(f)	175,583	0.84		0 .91		2 .72		11.4
15.91	(f)	94,045	0.95		1 .13		3 .25		9 .2
(20 .34	) (f)	26,828	0.95		–		2 .85		27.7

7.28	(e)	262,359	0.34	(g)	0.34	(g)	3.17	(g)	2.9	(g)
9.74		236,776	0.35		0 .35		2 .64		6 .8
4.08		92,804	0.37		0 .37		3 .06		21.4
14.18		60,420	0.39		0 .39		3 .18		11.4
16.57		36,114	0.39		0 .44		3 .89		9 .2
(19 .83)		16,825	0.33		–		3 .41		27.7

6.77	(e)	4,528	1.20	(g)	–		2.31	(g)	2.9	(g)
8.86		3,753	1.22		–		1.94		6.8
3.23		3,256	1.22		–		2 .24		21.4
13.27		2,580	1.23		–		2 .25		11.4
15.47		983	1.24		–		2.98		9.2
(20 .46)		285	1.21		–		2 .70		27.7

6.79	(e)	3,320	1.07	(g)	–		2.36	(g)	2.9	(g)
8.92		2,532	1.09		–		2.17		6.8
3.43		3,083	1.09		–		2 .43		21.4
13.32		4,251	1.10		–		2 .29		11.4
15.74		1,167	1.11		–		2.99		9.2
(20 .36)		545	1.08		–		2 .67		27.7

6.90	(e)	17,414	0.89	(g)	–		2.81	(g)	2.9	(g)
9.18		22,210	0.91		–		2.20		6.8
3.57		15,468	0.91		–		2 .52		21.4
13.63		8,726	0.92		–		2 .69		11.4
15.90		5,014	0.93		–		3.18		9.2
(20 .28)		1,059	0.90		–		3 .43		27.7

6.99	(e)	15,081	0.70	(g)	–		2.64	(g)	2.9	(g)
9.39		11,581	0.72		–		2.26		6.8
3.83		4,674	0.72		–		2 .81		21.4
13.82		4,294	0.73		–		2 .90		11.4
16.04		3,438	0.74		–		3.43		9.2
(20 .06)		1,413	0.71		–		3 .85		27.7

7.06	(e)	23,780	0.58	(g)	–		2.85	(g)	2.9	(g)
9.49		18,477	0.60		–		2.46		6.8
3.96		11,243	0.60		–		2 .67		21.4
13.86		4,233	0.61		–		2 .98		11.4
16.29		1,605	0.62		–		3.68		9.2
(19 .96)		879	0.59		–		3 .49		27.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2013	(d)	$14 .36	$0.19	$1.51	$1.70	($0 .24)	$–	($0 .24)	$15.82
2012		13.15	0 .17	1 .25	1 .42	(0.21)	–	(0.21)	14 .36
2011		12.81	0 .18	0 .35	0 .53	(0.19)	–	(0.19)	13 .15
2010		11.12	0 .14	1 .74	1 .88	(0.19)	–	(0.19)	12 .81
2009		11.39	0 .17	0 .94	1 .11	(0.23)	(1.15)	(1.38)	11 .12
2008		18.75	0 .17	(6.03)	(5.86)	(0.42)	(1.08)	(1.50)	11 .39
Institutional shares
2013	(d)	14.52	0 .22	1 .52	1 .74	(0.29)	–	(0.29)	15 .97
2012		13.29	0 .20	1 .28	1 .48	(0.25)	–	(0.25)	14 .52
2011		12.94	0 .23	0 .36	0 .59	(0.24)	–	(0.24)	13 .29
2010		11.22	0 .20	1 .75	1 .95	(0.23)	–	(0.23)	12 .94
2009		11.45	0 .21	0 .98	1 .19	(0.27)	(1.15)	(1.42)	11 .22
2008		18.85	0 .25	(6.05)	(5.80)	(0.52)	(1.08)	(1.60)	11 .45
R-1 shares
2013	(d)	14.29	0 .15	1 .51	1 .66	(0.17)	–	(0.17)	15 .78
2012		13.07	0 .12	1 .23	1 .35	(0.13)	–	(0.13)	14 .29
2011		12.76	0 .12	0 .33	0 .45	(0.14)	–	(0.14)	13 .07
2010		11.09	0 .09	1 .74	1 .83	(0.16)	–	(0.16)	12 .76
2009		11.36	0 .14	0 .95	1 .09	(0.21)	(1.15)	(1.36)	11 .09
2008		18.72	0 .10	(6.01)	(5.91)	(0.37)	(1.08)	(1.45)	11 .36
R-2 shares
2013	(d)	14.29	0 .15	1 .52	1 .67	(0.17)	–	(0.17)	15 .79
2012		13.08	0 .12	1 .24	1 .36	(0.15)	–	(0.15)	14 .29
2011		12.77	0 .13	0 .34	0 .47	(0.16)	–	(0.16)	13 .08
2010		11.09	0 .10	1 .75	1 .85	(0.17)	–	(0.17)	12 .77
2009		11.37	0 .15	0 .95	1 .10	(0.23)	(1.15)	(1.38)	11 .09
2008		18.74	0 .25	(6.14)	(5.89)	(0.40)	(1.08)	(1.48)	11 .37
R-3 shares
2013	(d)	14.35	0 .17	1 .51	1 .68	(0.22)	–	(0.22)	15 .81
2012		13.15	0 .15	1 .24	1 .39	(0.19)	–	(0.19)	14 .35
2011		12.83	0 .18	0 .32	0 .50	(0.18)	–	(0.18)	13 .15
2010		11.15	0 .14	1 .74	1 .88	(0.20)	–	(0.20)	12 .83
2009		11.40	0 .15	0 .98	1 .13	(0.23)	(1.15)	(1.38)	11 .15
2008		18.77	0 .27	(6.13)	(5.86)	(0.43)	(1.08)	(1.51)	11 .40
R-4 shares
2013	(d)	14.46	0 .19	1 .51	1 .70	(0.23)	–	(0.23)	15 .93
2012		13.24	0 .16	1 .27	1 .43	(0.21)	–	(0.21)	14 .46
2011		12.90	0 .17	0 .37	0 .54	(0.20)	–	(0.20)	13 .24
2010		11.19	0 .15	1 .75	1 .90	(0.19)	–	(0.19)	12 .90
2009		11.41	0 .17	0 .99	1 .16	(0.23)	(1.15)	(1.38)	11 .19
2008		18.79	0 .42	(6.26)	(5.84)	(0.46)	(1.08)	(1.54)	11 .41
R-5 shares
2013	(d)	14.43	0 .19	1 .52	1 .71	(0.26)	–	(0.26)	15 .88
2012		13.21	0 .18	1 .26	1 .44	(0.22)	–	(0.22)	14 .43
2011		12.87	0 .16	0 .39	0 .55	(0.21)	–	(0.21)	13 .21
2010		11.17	0 .18	1 .74	1 .92	(0.22)	–	(0.22)	12 .87
2009		11.42	0 .19	0 .97	1 .16	(0.26)	(1.15)	(1.41)	11 .17
2008		18.81	0 .10	(5.93)	(5.83)	(0.48)	(1.08)	(1.56)	11 .42

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Gross Expenses to Average Net Assets(b),(c)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

12.02%(e),(f)		$370,848	0.65	%(g)	0 .85	%(g)	2 .55	%(g)	5.4	%(g)
10.94	(f)	313,149	0.70		0.90		1 .26		13.1
4.10	(f)	234,693	0.74		0.88		1 .33		31.9
17.07	(f)	181,273	0.85		0.92		1 .16		15.4
12.01	(f)	108,969	0.95		1.12		1 .65		4.2
(33 .82	) (f)	37,408	0.95		–		1 .20		32.4

12.17	(e)	456,084	0.33	(g)	0.33	(g)	2.87	(g)	5.4	(g)
11.37		401,459	0.34		0.34		1 .40		13.1
4.51		146,347	0.35		0.35		1 .68		31.9
17.60		94,846	0.38		0.38		1 .63		15.4
12.76		54,041	0.39		0.42		2 .10		4.2
(33 .43)		16,776	0.33		–		1 .72		32.4

11.73	(e)	3,974	1.20	(g)	–		2.04	(g)	5.4	(g)
10.40		3,657	1.21		–		0 .86		13.1
3.52		3,541	1.22		–		0 .92		31.9
16.63		3,766	1.23		–		0 .75		15.4
11.80		2,213	1.24		–		1.44		4.2
(34 .04)		1,078	1.21		–		0 .72		32.4

11.81	(e)	7,336	1.07	(g)	–		2.07	(g)	5.4	(g)
10.54		5,916	1.08		–		0 .90		13.1
3.67		5,411	1.09		–		0 .99		31.9
16.80		5,194	1.10		–		0 .82		15.4
11.95		2,476	1.11		–		1.54		4.2
(33 .97)		939	1.08		–		1 .71		32.4

11.83	(e)	18,717	0.89	(g)	–		2.34	(g)	5.4	(g)
10.76		17,863	0.90		–		1 .06		13.1
3.86		12,199	0.91		–		1 .36		31.9
16.98		10,094	0.92		–		1 .14		15.4
12.11		7,308	0.93		–		1.43		4.2
(33 .80)		1,487	0.90		–		1 .85		32.4

11.94	(e)	17,043	0.70	(g)	–		2.59	(g)	5.4	(g)
10.96		15,442	0.71		–		1 .15		13.1
4.14		10,662	0.72		–		1 .29		31.9
17.16		7,704	0.73		–		1 .23		15.4
12.40		6,393	0.74		–		1.66		4.2
(33 .69)		2,352	0.71		–		2 .75		32.4

12.01	(e)	57,009	0.58	(g)	–		2.58	(g)	5.4	(g)
11.10		47,638	0.59		–		1 .32		13.1
4.23		31,447	0.60		–		1 .18		31.9
17.35		12,668	0.61		–		1 .47		15.4
12.53		8,327	0.62		–		1.84		4.2
(33 .62)		3,708	0.59		–		0 .83		32.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2013	(d)	$11 .91	$0.19	$0.47	$0.66	($0 .20)	($0 .11)	($0 .31)	$12.26
2012		11.25	0 .35	0 .68	1 .03	(0.35)	( 0 .02)	(0.37)	11 .91
2011		11.24	0 .38	0 .02	0 .40	(0.39)	–	(0.39)	11 .25
2010		10.39	0 .35	0 .90	1 .25	(0.40)	–	(0.40)	11 .24
2009		9.46	0 .38	1 .19	1 .57	(0.40)	( 0 .24)	(0.64)	10 .39
2008		11.89	0 .37	(2.10)	(1.73)	(0.43)	( 0 .27)	(0.70)	9.46
Institutional shares
2013	(d)	11.96	0 .21	0 .47	0 .68	(0.22)	( 0 .11)	(0.33)	12 .31
2012		11.29	0 .39	0 .69	1 .08	(0.39)	( 0 .02)	(0.41)	11 .96
2011		11.28	0 .42	0 .02	0 .44	(0.43)	–	(0.43)	11 .29
2010		10.42	0 .41	0 .91	1 .32	(0.46)	–	(0.46)	11 .28
2009		9.48	0 .44	1 .18	1 .62	(0.44)	( 0 .24)	(0.68)	10 .42
2008		11.90	0 .42	(2.07)	(1.65)	(0.50)	( 0 .27)	(0.77)	9.48
R-1 shares
2013	(d)	11.92	0 .16	0 .47	0 .63	(0.17)	( 0 .11)	(0.28)	12 .27
2012		11.25	0 .30	0 .68	0 .98	(0.29)	( 0 .02)	(0.31)	11 .92
2011		11.25	0 .33	0 .01	0 .34	(0.34)	–	(0.34)	11 .25
2010		10.39	0 .32	0 .91	1 .23	(0.37)	–	(0.37)	11 .25
2009		9.47	0 .36	1 .17	1 .53	(0.37)	( 0 .24)	(0.61)	10 .39
2008		11.89	0 .34	(2.08)	(1.74)	(0.41)	( 0 .27)	(0.68)	9.47
R-2 shares
2013	(d)	11.94	0 .17	0 .47	0 .64	(0.18)	( 0 .11)	(0.29)	12 .29
2012		11.27	0 .31	0 .68	0 .99	(0.30)	( 0 .02)	(0.32)	11 .94
2011		11.27	0 .35	–	0.35	(0.35)	–	(0.35)	11 .27
2010		10.41	0 .33	0 .91	1 .24	(0.38)	–	(0.38)	11 .27
2009		9.48	0 .37	1 .17	1 .54	(0.37)	( 0 .24)	(0.61)	10 .41
2008		11.90	0 .40	(2.13)	(1.73)	(0.42)	( 0 .27)	(0.69)	9.48
R-3 shares
2013	(d)	11.94	0 .18	0 .46	0 .64	(0.19)	( 0 .11)	(0.30)	12 .28
2012		11.27	0 .33	0 .68	1 .01	(0.32)	( 0 .02)	(0.34)	11 .94
2011		11.27	0 .37	–	0.37	(0.37)	–	(0.37)	11 .27
2010		10.41	0 .36	0 .90	1 .26	(0.40)	–	(0.40)	11 .27
2009		9.47	0 .38	1 .19	1 .57	(0.39)	( 0 .24)	(0.63)	10 .41
2008		11.90	0 .42	(2.14)	(1.72)	(0.44)	( 0 .27)	(0.71)	9.47
R-4 shares
2013	(d)	11.95	0 .18	0 .47	0 .65	(0.20)	( 0 .11)	(0.31)	12 .29
2012		11.28	0 .35	0 .69	1 .04	(0.35)	( 0 .02)	(0.37)	11 .95
2011		11.27	0 .38	0 .02	0 .40	(0.39)	–	(0.39)	11 .28
2010		10.41	0 .37	0 .91	1 .28	(0.42)	–	(0.42)	11 .27
2009		9.47	0 .40	1 .19	1 .59	(0.41)	( 0 .24)	(0.65)	10 .41
2008		11.89	0 .46	(2.15)	(1.69)	(0.46)	( 0 .27)	(0.73)	9.47
R-5 shares
2013	(d)	11.94	0 .20	0 .47	0 .67	(0.21)	( 0 .11)	(0.32)	12 .29
2012		11.28	0 .36	0 .68	1 .04	(0.36)	( 0 .02)	(0.38)	11 .94
2011		11.27	0 .39	0 .03	0 .42	(0.41)	–	(0.41)	11 .28
2010		10.41	0 .40	0 .89	1 .29	(0.43)	–	(0.43)	11 .27
2009		9.47	0 .41	1 .19	1 .60	(0.42)	( 0 .24)	(0.66)	10 .41
2008		11.89	0 .44	(2.12)	(1.68)	(0.47)	( 0 .27)	(0.74)	9.47

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Gross Expenses to Average Net Assets(b),(c)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

5.70%(e),(f)		$531,696	0 .64	%(g)	0 .84	%(g)	3 .23	%(g)	1.3	%(g)
9.27	(f)	423,411	0 .69		0 .89		3 .05		5 .5
3.61	(f)	272,865	0 .75		0 .89		3 .37		19.6
12.29	(f)	151,199	0 .90		0 .98		3 .25		9 .5
17.52	(f)	52,672	0 .95		1 .23		3 .91		11.4
(15 .33	) (f)	9,523	0 .95		–		3 .47		35.1

5.83	(e)	181,064	0 .34	(g)	0.34	(g)	3.57	(g)	1.3	(g)
9.68		168,309	0 .36		0 .36		3 .30		5 .5
3.96		58,782	0 .39		0 .39		3 .71		19.6
12.91		37,271	0 .40		0 .43		3 .79		9 .5
18.12		18,965	0 .39		0 .58		4 .50		11.4
(14 .69)		4,929	0 .33		–		3 .85		35.1

5.41	(e)	1,090	1 .20	(g)	–		2.72	(g)	1.3	(g)
8.78		820	1.21		–		2.58		5.5
3.02		801	1.22		–		2 .95		19.6
12.01		908	1.23		–		2.97		9.5
17.06		377	1.24		–		3 .70		11.4
(15 .45)		104	1.21		–		3 .19		35.1

5.46	(e)	1,997	1 .07	(g)	–		2.82	(g)	1.3	(g)
8.90		1,767	1 .08		–		2.67		5.5
3.16		1,312	1 .09		–		3 .04		19.6
12.15		955	1.10		–		3.05		9.5
17.19		332	1.11		–		3 .83		11.4
(15 .33)		114	1.08		–		3 .68		35.1

5.47	(e)	9,700	0 .89	(g)	–		3.00	(g)	1.3	(g)
9.11		8,821	0 .90		–		2.85		5.5
3.35		6,181	0 .91		–		3 .30		19.6
12.34		5,283	0 .92		–		3.31		9.5
17.56		2,547	0 .93		–		3 .88		11.4
(15 .27)		569	0.90		–		3 .85		35.1

5.57	(e)	12,416	0 .70	(g)	–		3.00	(g)	1.3	(g)
9.31		6,962	0 .71		–		3.01		5.5
3.62		4,365	0 .72		–		3 .37		19.6
12.54		2,535	0 .73		–		3.40		9.5
17.74		1,065	0 .74		–		4 .15		11.4
(15 .04)		528	0.71		–		4 .17		35.1

5.71	(e)	15,730	0 .58	(g)	–		3.30	(g)	1.3	(g)
9.35		12,966	0 .59		–		3.08		5.5
3.74		4,862	0 .60		–		3 .47		19.6
12.69		3,039	0 .61		–		3.68		9.5
17.87		1,683	0 .62		–		4 .21		11.4
(14 .93)		562	0.59		–		4 .17		35.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2013	(d)	$15 .75	$0.20	$1.97	$2.17	($0 .21)	$–	($0 .21)	$17.71
2012		14.28	0 .12	1 .48	1 .60	(0.13)	–	(0.13)	15 .75
2011		13.85	0 .10	0 .46	0 .56	(0.13)	–	(0.13)	14 .28
2010		11.88	0 .10	2 .02	2 .12	(0.15)	–	(0.15)	13 .85
2009		12.05	0 .14	0 .94	1 .08	(0.09)	(1.16)	(1.25)	11 .88
2008		20.94	0 .10	(7.43)	(7.33)	(0.41)	(1.15)	(1.56)	12 .05
Institutional shares
2013	(d)	15.89	0 .23	1 .98	2 .21	(0.26)	–	(0.26)	17 .84
2012		14.40	0 .14	1 .53	1 .67	(0.18)	–	(0.18)	15 .89
2011		13.97	0 .15	0 .47	0 .62	(0.19)	–	(0.19)	14 .40
2010		11.97	0 .16	2 .04	2 .20	(0.20)	–	(0.20)	13 .97
2009		12.12	0 .18	0 .97	1 .15	(0.14)	(1.16)	(1.30)	11 .97
2008		21.04	0 .26	(7.50)	(7.24)	(0.53)	(1.15)	(1.68)	12 .12
R-1 shares
2013	(d)	15.65	0 .15	1 .97	2 .12	(0.13)	–	(0.13)	17 .64
2012		14.18	0 .06	1 .46	1 .52	(0.05)	–	(0.05)	15 .65
2011		13.78	0 .05	0 .43	0 .48	(0.08)	–	(0.08)	14 .18
2010		11.84	0 .05	2 .02	2 .07	(0.13)	–	(0.13)	13 .78
2009		12.02	0 .10	0 .95	1 .05	(0.07)	(1.16)	(1.23)	11 .84
2008		20.90	0 .10	(7.46)	(7.36)	(0.37)	(1.15)	(1.52)	12 .02
R-2 shares
2013	(d)	15.68	0 .16	1 .97	2 .13	(0.13)	–	(0.13)	17 .68
2012		14.22	0 .05	1 .49	1 .54	(0.08)	–	(0.08)	15 .68
2011		13.83	0 .04	0 .47	0 .51	(0.12)	–	(0.12)	14 .22
2010		11.88	0 .05	2 .04	2 .09	(0.14)	–	(0.14)	13 .83
2009		12.03	0 .13	0 .94	1 .07	(0.06)	(1.16)	(1.22)	11 .88
2008		20.92	0 .08	(7.43)	(7.35)	(0.39)	(1.15)	(1.54)	12 .03
R-3 shares
2013	(d)	15.72	0 .18	1 .97	2 .15	(0.18)	–	(0.18)	17 .69
2012		14.25	0 .08	1 .49	1 .57	(0.10)	–	(0.10)	15 .72
2011		13.85	0 .07	0 .46	0 .53	(0.13)	–	(0.13)	14 .25
2010		11.89	0 .09	2 .03	2 .12	(0.16)	–	(0.16)	13 .85
2009		12.06	0 .12	0 .96	1 .08	(0.09)	(1.16)	(1.25)	11 .89
2008		20.95	0 .26	(7.57)	(7.31)	(0.43)	(1.15)	(1.58)	12 .06
R-4 shares
2013	(d)	15.81	0 .14	2 .03	2 .17	(0.21)	–	(0.21)	17 .77
2012		14.34	0 .11	1 .50	1 .61	(0.14)	–	(0.14)	15 .81
2011		13.92	0 .09	0 .47	0 .56	(0.14)	–	(0.14)	14 .34
2010		11.92	0 .11	2 .04	2 .15	(0.15)	–	(0.15)	13 .92
2009		12.07	0 .14	0 .97	1 .11	(0.10)	(1.16)	(1.26)	11 .92
2008		20.98	0 .38	(7.68)	(7.30)	(0.46)	(1.15)	(1.61)	12 .07
R-5 shares
2013	(d)	15.78	0 .21	1 .97	2 .18	(0.23)	–	(0.23)	17 .73
2012		14.30	0 .12	1 .50	1 .62	(0.14)	–	(0.14)	15 .78
2011		13.89	0 .07	0 .50	0 .57	(0.16)	–	(0.16)	14 .30
2010		11.92	0 .14	2 .02	2 .16	(0.19)	–	(0.19)	13 .89
2009		12.09	0 .17	0 .95	1 .12	(0.13)	(1.16)	(1.29)	11 .92
2008		21.00	0 .09	(7.37)	(7.28)	(0.48)	(1.15)	(1.63)	12 .09

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets(b)		Ratio of Gross Expenses to Average Net Assets(b),(c)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

13.91%(e),(f)		$220,969	0.67	%(g)	0.87	%(g)	2.42	%(g)	6.2	%(g)
11.28	(f)	185,076	0.73		0 .92		0 .77		13.6
4.03	(f)	152,460	0.76		0 .90		0 .70		37.7
17.98	(f)	124,141	0.88		0 .95		0 .76		15.6
10.90	(f)	82,014	0.95		1 .12		1 .33		3.7
(37 .62	) (f)	40,275	0.95		–		0 .66		32.5

14.11	(e)	229,600	0.34	(g)	0.34	(g)	2.76	(g)	6.2	(g)
11.74		199,595	0.36		0 .36		0 .88		13.6
4.40		72,005	0.37		0 .37		1 .05		37.7
18.53		46,704	0.40		0 .40		1 .23		15.6
11.51		27,844	0.39		0 .48		1 .66		3.7
(37 .19)		9,008	0.33		–		1 .64		32.5

13.65	(e)	3,723	1.21	(g)	–		1.88	(g)	6.2	(g)
10.74		2,904	1.22		–		0 .41		13.6
3.49		3,184	1.22		–		0 .34		37.7
17.54		3,515	1.23		–		0 .41		15.6
10.59		2,477	1.24		–		0.91		3.7
(37 .80)		988	1.21		–		0 .65		32.5

13.70	(e)	3,773	1.08	(g)	–		1.94	(g)	6.2	(g)
10.88		2,597	1.09		–		0 .31		13.6
3.66		2,097	1.09		–		0 .25		37.7
17.74		1,449	1.10		–		0 .42		15.6
10.75		508	1.11		–		1.21		3.7
(37 .73)		290	1.08		–		0 .52		32.5

13.83	(e)	14,915	0.90	(g)	–		2.23	(g)	6.2	(g)
11.13		13,780	0.91		–		0 .56		13.6
3.81		9,964	0.91		–		0 .48		37.7
17.91		6,761	0.92		–		0 .72		15.6
10.89		4,093	0.93		–		1.15		3.7
(37 .56)		1,011	0.90		–		1 .60		32.5

13.86	(e)	14,207	0.71	(g)	–		1.72	(g)	6.2	(g)
11.33		6,644	0.72		–		0 .70		13.6
4.04		4,660	0.72		–		0 .63		37.7
18.17		2,638	0.73		–		0 .85		15.6
11.12		2,638	0.74		–		1.33		3.7
(37 .49)		1,134	0.71		–		2 .27		32.5

13.97	(e)	21,993	0.59	(g)	–		2.60	(g)	6.2	(g)
11.48		18,765	0.60		–		0 .81		13.6
4.10		12,656	0.60		–		0 .51		37.7
18.27		4,517	0.61		–		1 .11		15.6
11.27		1,324	0.62		–		1.60		3.7
(37 .37)		1,077	0.59		–		0 .65		32.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Six months ended April 30, 2013.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated without the contingent deferred sales charge.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return

SHORT-TERM INCOME FUND
Class J shares
2013	(c)	$12 .28	$0 .08	$0.04	$0.12	($0 .08)	($0 .08)	$12 .32	0.96%(d),(e)
2012		11.96	0.20	0.31	0 .51	( 0 .19)	( 0 .19)	12.28	4 .29	(e)
2011		12.17	0.24	(0.19)	0 .05	( 0 .26)	( 0 .26)	11.96	0 .43	(e)
2010	(g)	12.00	0.08	0.16	0 .24	( 0 .07)	( 0 .07)	12.17	2 .04 (d)	,(e)
Institutional shares
2013	(c)	12.28	0.10	0.04	0 .14	( 0 .10)	( 0 .10)	12.32	1 .17	(d)
2012		11.96	0.25	0.32	0 .57	( 0 .25)	( 0 .25)	12.28	4 .79
2011		12.16	0.31	(0.18)	0 .13	( 0 .33)	( 0 .33)	11.96	1 .05
2010		11.84	0.36	0.32	0 .68	( 0 .36)	( 0 .36)	12.16	5 .82
2009		11.17	0.46	0.67	1 .13	( 0 .46)	( 0 .46)	11.84	10.35
2008		11.60	0.48	(0.43)	0 .05	( 0 .48)	( 0 .48)	11.17	0 .40
R-1 shares
2013	(c)	12.28	0.05	0.04	0 .09	( 0 .05)	( 0 .05)	12.32	0 .74	(d)
2012		11.96	0.15	0.32	0 .47	( 0 .15)	( 0 .15)	12.28	3 .92
2011		12.17	0.21	(0.19)	0 .02	( 0 .23)	( 0 .23)	11.96	0 .14
2010	(g)	12.00	0.07	0.17	0 .24	( 0 .07)	( 0 .07)	12.17	1 .97	(d)
R-2 shares
2013	(c)	12.28	0.06	0.04	0 .10	( 0 .06)	( 0 .06)	12.32	0 .80	(d)
2012		11.96	0.16	0.32	0 .48	( 0 .16)	( 0 .16)	12.28	4 .04
2011		12.17	0.22	(0.19)	0 .03	( 0 .24)	( 0 .24)	11.96	0 .26
2010	(g)	12.00	0.07	0.17	0 .24	( 0 .07)	( 0 .07)	12.17	2 .01	(d)
R-3 shares
2013	(c)	12.28	0.07	0.04	0 .11	( 0 .07)	( 0 .07)	12.32	0 .90	(d)
2012		11.96	0.19	0.31	0 .50	( 0 .18)	( 0 .18)	12.28	4 .24
2011		12.17	0.25	(0.20)	0 .05	( 0 .26)	( 0 .26)	11.96	0 .45
2010	(g)	12.00	0.08	0.17	0 .25	( 0 .08)	( 0 .08)	12.17	2 .06	(d)
R-4 shares
2013	(c)	12.28	0.08	0.04	0 .12	( 0 .08)	( 0 .08)	12.32	1 .00	(d)
2012		11.97	0.21	0.31	0 .52	( 0 .21)	( 0 .21)	12.28	4 .36
2011		12.17	0.27	(0.18)	0 .09	( 0 .29)	( 0 .29)	11.97	0 .73
2010	(g)	12.00	0.09	0.16	0 .25	( 0 .08)	( 0 .08)	12.17	2 .13	(d)
R-5 shares
2013	(c)	12.28	0.09	0.04	0 .13	( 0 .09)	( 0 .09)	12.32	1 .05	(d)
2012		11.96	0.23	0.31	0 .54	( 0 .22)	( 0 .22)	12.28	4 .56
2011		12.17	0.28	(0.19)	0 .09	( 0 .30)	( 0 .30)	11.96	0 .77
2010	(g)	12.00	0.09	0.17	0 .26	( 0 .09)	( 0 .09)	12.17	2 .16	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$129,651	0.87	%(f)	1.07	%(f)	1 .27	%(f)	50.9	%(f)
107,444	0.94		1.13		1 .63		47.9
73,750	1.01		1.15		2 .01		43.6
52,874	1 .07	(f)	1.26	(f)	2 .11	(f)	54.7 (f)	,(h)

1,017,011	0.45	(f)	0.45	(f)	1 .70	(f)	50.9	(f)
897,254	0.46		0.46		2 .10		47.9
626,736	0.47		0.47		2 .55		43.6
473,931	0.50		0.50		3 .04		54.7	(h)
291,633	0.53		0.53		4 .01		40.8
256,944	0.48		–		4 .11		64.5

1,784	1 .30 (f)	,(i)	–		0 .85	(f)	50.9	(f)
2,247	1 .30	(i)	–		1 .22		47.9
1,076	1 .30	(i)	–		1 .73		43.6
788	1 .30 (f)	,(i)	–		1 .88	(f)	54.7 (f)	,(h)

1,979	1 .18 (f)	,(i)	–		0 .97	(f)	50.9	(f)
1,194	1 .18	(i)	–		1 .30		47.9
243	1 .18	(i)	–		1 .80		43.6
229	1 .18 (f)	,(i)	–		2 .00	(f)	54.7 (f)	,(h)

8,856	0 .99 (f)	,(i)	–		1 .16	(f)	50.9	(f)
10,336	0 .99	(i)	–		1 .56		47.9
2,997	0 .99	(i)	–		2 .04		43.6
3,302	0 .99 (f)	,(i)	–		2 .19	(f)	54.7 (f)	,(h)

3,466	0 .79 (f)	,(i)	–		1 .36	(f)	50.9	(f)
3,106	0 .79	(i)	–		1 .72		47.9
1,063	0 .79	(i)	–		2 .22		43.6
505	0 .79 (f)	,(i)	–		2 .40	(f)	54.7 (f)	,(h)

6,516	0 .68 (f)	,(i)	–		1 .46	(f)	50.9	(f)
3,373	0 .68	(i)	–		1 .89		47.9
2,377	0 .68	(i)	–		2 .33		43.6
1,540	0 .68 (f)	,(i)	–		2 .51	(f)	54.7 (f)	,(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from July 12, 2010, date operations commenced, through October 31, 2010.
(h)	Portfolio turnover rate excludes approximately $13,017,000 of sales from portfolio realignment from the acquisition of Short-Term Bond Fund.
(i)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SMALLCAP BLEND FUND
Class J shares
2013	(c)	$14.97	$0.07	$2.62	$2.69	($0 .07)	($0 .09)	($0 .16)	$17.50
2012		13.28	0.02	1.67	1 .69	–	–	–	14 .97
2011		12.52	(0.05)	0.81	0 .76	–	–	–	13 .28
2010		10.07	(0.02)	2.47	2 .45	–	–	–	12 .52
2009		9.97	0.03	0.11	0 .14	( 0 .04)	–	( 0 .04)	10 .07
2008		17.27	0.04	( 5 .91)	( 5 .87)	–	(1.43)	( 1 .43)	9 .97
Institutional shares
2013	(c)	16.14	0.11	2.81	2 .92	( 0 .14)	(0.09)	( 0 .23)	18 .83
2012		14.24	0.09	1.81	1 .90	–	–	–	16 .14
2011		13.37	0.01	0.86	0 .87	–	–	–	14 .24
2010		10.74	0.05	2.63	2 .68	( 0 .05)	–	( 0 .05)	13 .37
2009		10.62	0.08	0.11	0 .19	( 0 .07)	–	( 0 .07)	10 .74
2008		18.24	0.08	( 6 .27)	( 6 .19)	–	(1.43)	( 1 .43)	10 .62
R-1 shares
2013	(c)	15.16	0.04	2.64	2 .68	( 0 .01)	(0.09)	( 0 .10)	17 .74
2012		13.50	(0.01)	1.67	1 .66	–	–	–	15 .16
2011		12.78	(0.10)	0.82	0 .72	–	–	–	13 .50
2010		10.31	(0.05)	2.52	2 .47	–	–	–	12 .78
2009		10.20	–	0.11	0 .11	–	–	–	10 .31
2008		17.72	(0.04)	( 6 .05)	( 6 .09)	–	(1.43)	( 1 .43)	10 .20
R-2 shares
2013	(c)	15.21	0.05	2.66	2 .71	( 0 .01)	(0.09)	( 0 .10)	17 .82
2012		13.52	(0.01)	1.70	1 .69	–	–	–	15 .21
2011		12.78	(0.09)	0.83	0 .74	–	–	–	13 .52
2010		10.30	(0.04)	2.52	2 .48	–	–	–	12 .78
2009		10.18	0.01	0.11	0 .12	–	–	–	10 .30
2008		17.67	(0.02)	( 6 .04)	( 6 .06)	–	(1.43)	( 1 .43)	10 .18
R-3 shares
2013	(c)	15.54	0.06	2.71	2 .77	( 0 .06)	(0.09)	( 0 .15)	18 .16
2012		13.79	0.03	1.72	1 .75	–	–	–	15 .54
2011		13.01	(0.06)	0.84	0 .78	–	–	–	13 .79
2010		10.47	(0.02)	2.56	2 .54	–	–	–	13 .01
2009		10.32	0.03	0.12	0 .15	–	–	–	10 .47
2008		17.86	–	( 6 .11)	( 6 .11)	–	(1.43)	( 1 .43)	10 .32
R-4 shares
2013	(c)	15.87	0.08	2.77	2 .85	( 0 .08)	(0.09)	( 0 .17)	18 .55
2012		14.06	0.04	1.77	1 .81	–	–	–	15 .87
2011		13.24	(0.04)	0.86	0 .82	–	–	–	14 .06
2010		10.65	0.01	2.60	2 .61	( 0 .02)	–	( 0 .02)	13 .24
2009		10.51	0.05	0.12	0 .17	( 0 .03)	–	( 0 .03)	10 .65
2008		18.14	0.03	( 6 .23)	( 6 .20)	–	(1.43)	( 1 .43)	10 .51
R-5 shares
2013	(c)	16.08	0.10	2.79	2 .89	( 0 .10)	(0.09)	( 0 .19)	18 .78
2012		14.22	0.07	1.79	1 .86	–	–	–	16 .08
2011		13.38	(0.02)	0.86	0 .84	–	–	–	14 .22
2010		10.76	0.02	2.63	2 .65	( 0 .03)	–	( 0 .03)	13 .38
2009		10.61	0.06	0.12	0 .18	( 0 .03)	–	( 0 .03)	10 .76
2008		18.28	0.05	( 6 .29)	( 6 .24)	–	(1.43)	( 1 .43)	10 .61

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

18.07%(d),(e)		$168,586	1.21	%(f)	1 .41	%(f)	0 .91	%(f)	102.9	%(f)
12.73	(e)	148,772	1.28		1 .48		0 .17		90.2
6.07	(e)	84,060	1.25		1 .39		(0 .35)		76.1
24.33	(e)	86,986	1.35		1 .42		(0 .16)		65.2
1.43	(e)	75,770	1.32		1 .35		0 .32		89.5
(36 .73	) (e)	83,926	1 .04		–		0 .32		55.6

18 .26	(d)	54,420	0 .80	(f)	0 .80	(f)	1 .32	(f)	102 .9	(f)
13.34		45,620	0.79		0 .79		0 .61		90.2
6.51		38,016	0.80		0 .80		0 .09		76.1
25.03		35,729	0.80		0 .83		0 .39		65.2
1.92		28,365	0.79		0 .85		0 .84		89.5
(36.52)		26,459	0.77		–		0 .58		55.6

17.77	(d)	2,297	1.64	(f)	–		0 .48	(f)	102 .9	(f)
12.30		2,001	1.64		–		(0 .10)		90.2
5.63		151	1.65		–		(0 .74)		76.1
23.96		232	1.65		–		(0 .46)		65.2
1.08		203	1.65		–		(0 .02)		89.5
(37.07)		218	1.65		–		(0 .28)		55.6

17.86	(d)	2,714	1.51	(f)	–		0 .60	(f)	102 .9	(f)
12.50		2,852	1.51		–		(0 .05)		90.2
5.79		1,169	1.52		–		(0 .62)		76.1
24.08		1,195	1.52		–		(0 .33)		65.2
1.18		1,091	1.52		–		0 .12		89.5
(37.00)		1,312	1.52		–		(0 .16)		55.6

17.96	(d)	5,199	1.33	(f)	–		0 .78	(f)	102 .9	(f)
12.69		4,907	1.33		–		0 .22		90.2
6.00		629	1.34		–		(0 .44)		76.1
24.26		889	1.34		–		(0 .15)		65.2
1.45		700	1.34		–		0 .30		89.5
(36.88)		1,050	1.34		–		0 .01		55.6

18.08	(d)	3,831	1.14	(f)	–		0 .99	(f)	102 .9	(f)
12.87		2,944	1.14		–		0 .26		90.2
6.19		2,011	1.15		–		(0 .25)		76.1
24.52		2,139	1.15		–		0 .04		65.2
1.63		1,914	1.15		–		0 .50		89.5
(36.79)		1,746	1.15		–		0 .19		55.6

18.14	(d)	10,343	1.02	(f)	–		1 .13	(f)	102 .9	(f)
13.08		8,943	1.02		–		0 .45		90.2
6.28		3,418	1.03		–		(0 .13)		76.1
24.72		3,314	1.03		–		0 .16		65.2
1.76		2,856	1.03		–		0 .60		89.5
(36.73)		1,181	1.03		–		0 .32		55.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return

SMALLCAP GROWTH FUND I
Class J shares
2013	(c)	$9.94	($0 .05)	$1.17	$1.12	($0 .72)	($0 .72)	$10 .34	11.94%(d)	(e)
2012		9.56	( 0 .12)	1 .08	0.96	(0.58)	( 0 .58)	9.94	11.07	(e)
2011		8.50	( 0 .13)	1 .19	1.06	–	–	9.56	12.47	(e)
2010		6.27	( 0 .12)	2 .35	2.23	–	–	8.50	35.57	(e)
2009		5.52	( 0 .10)	0 .85	0.75	–	–	6.27	13.59	(e)
2008		10.79	( 0 .11)	(4.29)	(4.40)	(0.87)	( 0 .87)	5.52	(44 .11	) (e)
Institutional shares
2013	(c)	11.47	( 0 .03)	1 .36	1.33	(0.72)	( 0 .72)	12.08	12.18	(d)
2012		10.89	( 0 .07)	1 .23	1.16	(0.58)	( 0 .58)	11.47	11.58
2011		9.62	( 0 .08)	1 .35	1.27	–	–	10.89	13.20
2010		7.03	( 0 .06)	2 .65	2.59	–	–	9.62	36.85
2009		6.16	( 0 .04)	0 .91	0.87	–	–	7.03	14.12
2008		11.82	( 0 .04)	(4.75)	(4.79)	(0.87)	( 0 .87)	6.16	(43 .53)
R-1 shares
2013	(c)	10.63	( 0 .07)	1 .25	1.18	(0.72)	( 0 .72)	11.09	11.71	(d)
2012		10.22	( 0 .16)	1 .15	0.99	(0.58)	( 0 .58)	10.63	10.63
2011		9.11	( 0 .17)	1 .28	1.11	–	–	10.22	12.18
2010		6.72	( 0 .13)	2 .52	2.39	–	–	9.11	35.57
2009		5.92	( 0 .10)	0 .90	0.80	–	–	6.72	13.51
2008		11.50	( 0 .11)	(4.60)	(4.71)	(0.87)	( 0 .87)	5.92	(44 .09)
R-2 shares
2013	(c)	10.42	( 0 .06)	1 .22	1.16	(0.72)	( 0 .72)	10.86	11.76	(d)
2012		10.01	( 0 .14)	1 .13	0.99	(0.58)	( 0 .58)	10.42	10.86
2011		8.91	( 0 .15)	1 .25	1.10	–	–	10.01	12.35
2010		6.56	( 0 .11)	2 .46	2.35	–	–	8.91	35.82
2009		5.78	( 0 .08)	0 .86	0.78	–	–	6.56	13.49
2008		11.22	( 0 .10)	(4.47)	(4.57)	(0.87)	( 0 .87)	5.78	(43 .93)
R-3 shares
2013	(c)	10.68	( 0 .06)	1 .27	1.21	(0.72)	( 0 .72)	11.17	11.95	(d)
2012		10.24	( 0 .13)	1 .15	1.02	(0.58)	( 0 .58)	10.68	10.91
2011		9.09	( 0 .14)	1 .29	1.15	–	–	10.24	12.65
2010		6.69	( 0 .10)	2 .50	2.40	–	–	9.09	35.87
2009		5.88	( 0 .08)	0 .89	0.81	–	–	6.69	13.78
2008		11.38	( 0 .09)	(4.54)	(4.63)	(0.87)	( 0 .87)	5.88	(43 .83)
R-4 shares
2013	(c)	10.96	( 0 .05)	1 .29	1.24	(0.72)	( 0 .72)	11.48	11.92	(d)
2012		10.46	( 0 .11)	1 .19	1.08	(0.58)	( 0 .58)	10.96	11.27
2011		9.28	( 0 .12)	1 .30	1.18	–	–	10.46	12.72
2010		6.81	( 0 .09)	2 .56	2.47	–	–	9.28	36.27
2009		5.97	( 0 .07)	0 .91	0.84	–	–	6.81	14.07
2008		11.53	( 0 .07)	(4.62)	(4.69)	(0.87)	( 0 .87)	5.97	(43 .77)
R-5 shares
2013	(c)	11.18	( 0 .04)	1 .32	1.28	(0.72)	( 0 .72)	11.74	12.05	(d)
2012		10.65	( 0 .10)	1 .21	1.11	(0.58)	( 0 .58)	11.18	11.36
2011		9.43	( 0 .11)	1 .33	1.22	–	–	10.65	12.94
2010		6.91	( 0 .08)	2 .60	2.52	–	–	9.43	36.47
2009		6.06	( 0 .06)	0 .91	0.85	–	–	6.91	14.03
2008		11.68	( 0 .06)	(4.69)	(4.75)	(0.87)	( 0 .87)	6.06	(43 .72)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$24,108	1.58	%(f)	1.80	%(f)	(1.00	)%(f)	71.4	%(f)
22,970	1.63		1.85		(1.20)		79.9
21,887	1.67		1.83		(1.34)		90.3
15,935	1.98		2.07		(1.60)		125.2
10,076	2.21		2.27		(1.80)		159.5
6,867	1.99		–		(1.32)		115.5

1,510,989	1.07	(f)	1.10	(f)	(0 .50	) (f)	71.4	(f)
1,329,439	1.08		1.10		(0.65)		79.9
1,185,260	1.07		1.09		(0.74)		90.3
748,898	1.09		1.12		(0.71)		125.2
367,233	1.11		1.12		(0.69)		159.5
104,406	1.12		–		(0.46)		115.5

2,683	1.94 (f)	,(g)	–		(1 .35	) (f)	71.4	(f)
2,531	1.95	(g)	–		(1.52)		79.9
2,314	1.95	(g)	–		(1.61)		90.3
1,905	1.97	(g)	–		(1.59)		125.2
1,139	1.98	(g)	–		(1.55)		159.5
267	2.00		–		(1.34)		115.5

3,328	1.81 (f)	,(g)	–		(1 .23	) (f)	71.4	(f)
3,100	1.82	(g)	–		(1.39)		79.9
2,867	1.82	(g)	–		(1.48)		90.3
3,735	1.84	(g)	–		(1.45)		125.2
2,280	1.85	(g)	–		(1.44)		159.5
1,285	1.87		–		(1.21)		115.5

13,699	1.63 (f)	,(g)	–		(1 .05	) (f)	71.4	(f)
11,606	1.64	(g)	–		(1.21)		79.9
12,559	1.64	(g)	–		(1.31)		90.3
7,952	1.66	(g)	–		(1.27)		125.2
4,753	1.67	(g)	–		(1.26)		159.5
1,914	1.69		–		(1.03)		115.5

14,068	1.44 (f)	,(g)	–		(0 .87	) (f)	71.4	(f)
12,347	1.45	(g)	–		(1.01)		79.9
8,266	1.45	(g)	–		(1.11)		90.3
5,503	1.47	(g)	–		(1.08)		125.2
3,536	1.48	(g)	–		(1.07)		159.5
1,791	1.50		–		(0.84)		115.5

23,253	1.32 (f)	,(g)	–		(0 .71	) (f)	71.4	(f)
23,202	1.33	(g)	–		(0.90)		79.9
21,633	1.33	(g)	–		(1.00)		90.3
13,515	1.35	(g)	–		(0.97)		125.2
6,124	1.36	(g)	–		(0.97)		159.5
4,123	1.38		–		(0.72)		115.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return

SMALLCAP GROWTH FUND II
Class J shares
2013	(c)	$8.16	($0 .04)	$1.27	$1.23	$–	$–	$9.39	15.07%(d)	(e)
2012		7.27	( 0 .10)	0.99	0.89	–	–	8.16	12.24	(e)
2011		6.79	( 0 .09)	0.57	0.48	–	–	7.27	7 .07	(e)
2010		5.29	( 0 .08)	1.58	1.50	–	–	6.79	28.36	(e)
2009		4.99	( 0 .06)	0.36	0.30	–	–	5.29	6 .01	(e)
2008		9.31	( 0 .10)	(3.68)	(3.78)	(0.54)	( 0 .54)	4.99	(42 .82	) (e)
Institutional shares
2013	(c)	9 .46	( 0 .02)	1.47	1.45	–	–	10.91	15.33	(d)
2012		8.39	( 0 .06)	1.13	1.07	–	–	9.46	12.75
2011		7.79	( 0 .06)	0.66	0.60	–	–	8.39	7 .70
2010		6.03	( 0 .05)	1.81	1.76	–	–	7.79	29.19
2009		5.66	( 0 .04)	0.41	0.37	–	–	6.03	6 .54
2008		10.39	( 0 .05)	(4.14)	(4.19)	(0.54)	( 0 .54)	5.66	(42 .29)
R-1 shares
2013	(c)	8 .80	( 0 .06)	1.36	1.30	–	–	10.10	14.77	(d)
2012		7.87	( 0 .14)	1.07	0.93	–	–	8.80	11.82
2011		7.38	( 0 .13)	0.62	0.49	–	–	7.87	6 .64
2010		5.76	( 0 .10)	1.72	1.62	–	–	7.38	28.12
2009		5.45	( 0 .08)	0.39	0.31	–	–	5.76	5 .69
2008		10.12	( 0 .12)	(4.01)	(4.13)	(0.54)	( 0 .54)	5.45	(42 .85)
R-2 shares
2013	(c)	8 .52	( 0 .05)	1.32	1.27	–	–	9.79	14.91	(d)
2012		7.61	( 0 .12)	1.03	0.91	–	–	8.52	11.96
2011		7.12	( 0 .11)	0.60	0.49	–	–	7.61	6 .88
2010		5.55	( 0 .09)	1.66	1.57	–	–	7.12	28.29
2009		5.25	( 0 .07)	0.37	0.30	–	–	5.55	5 .71
2008		9.75	( 0 .10)	(3.86)	(3.96)	(0.54)	( 0 .54)	5.25	(42 .73)
R-3 shares
2013	(c)	8 .81	( 0 .05)	1.38	1.33	–	–	10.14	15.10	(d)
2012		7.86	( 0 .11)	1.06	0.95	–	–	8.81	12.09
2011		7.34	( 0 .10)	0.62	0.52	–	–	7.86	7 .08
2010		5.71	( 0 .08)	1.71	1.63	–	–	7.34	28.55
2009		5.40	( 0 .06)	0.37	0.31	–	–	5.71	5 .74
2008		9.98	( 0 .09)	(3.95)	(4.04)	(0.54)	( 0 .54)	5.40	(42 .54)
R-4 shares
2013	(c)	8 .99	( 0 .04)	1.41	1.37	–	–	10.36	15.24	(d)
2012		8.01	( 0 .09)	1.07	0.98	–	–	8.99	12.23
2011		7.47	( 0 .09)	0.63	0.54	–	–	8.01	7 .23
2010		5.80	( 0 .07)	1.74	1.67	–	–	7.47	28.79
2009		5.47	( 0 .05)	0.38	0.33	–	–	5.80	6 .03
2008		10.09	( 0 .08)	(4.00)	(4.08)	(0.54)	( 0 .54)	5.47	(42 .47)
R-5 shares
2013	(c)	9 .16	( 0 .03)	1.43	1.40	–	–	10.56	15.28	(d)
2012		8.14	( 0 .09)	1.11	1.02	–	–	9.16	12.53
2011		7.59	( 0 .08)	0.63	0.55	–	–	8.14	7 .25
2010		5.88	( 0 .06)	1.77	1.71	–	–	7.59	29.08
2009		5.54	( 0 .05)	0.39	0.34	–	–	5.88	6 .14
2008		10.21	( 0 .07)	(4.06)	(4.13)	(0.54)	( 0 .54)	5.54	(42 .46)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$19,287	1.58	%(f)	1.89%(f)	(1.00	)%(f)	65.1	%(f)
18,055	1.58		1.95	(1 .26)		88.9
16,732	1.58		1.83	(1 .22)		77.0
17,400	1.58		1.89	(1 .24)		81.0
14,907	1.59		1.98	(1 .23)		131.8
14,841	1.85		–	(1 .44)		78.0

127,621	1.02 (f)	,(g)	–	(0 .44	) (f)	65.1	(f)
120,222	1.01	(g)	–	(0 .69)		88.9
132,587	1.01	(g)	–	(0 .62)		77.0
215,546	1.01	(g)	–	(0 .67)		81.0
271,187	1.01	(g)	–	(0 .65)		131.8
279,437	1.01		–	(0 .60)		78.0

1,010	1.89 (f)	,(g)	–	(1 .29	) (f)	65.1	(f)
1,192	1.89	(g)	–	(1 .57)		88.9
1,007	1.89	(g)	–	(1 .53)		77.0
1,239	1.89	(g)	–	(1 .55)		81.0
1,212	1.89	(g)	–	(1 .52)		131.8
1,187	1.89		–	(1 .48)		78.0

2,360	1.76 (f)	,(g)	–	(1 .17	) (f)	65.1	(f)
2,448	1.76	(g)	–	(1 .44)		88.9
3,061	1.76	(g)	–	(1 .37)		77.0
5,723	1.76	(g)	–	(1 .42)		81.0
6,173	1.76	(g)	–	(1 .39)		131.8
6,520	1.76		–	(1 .35)		78.0

2,990	1.58 (f)	,(g)	–	(0 .98	) (f)	65.1	(f)
3,276	1.58	(g)	–	(1 .26)		88.9
5,675	1.58	(g)	–	(1 .23)		77.0
5,728	1.58	(g)	–	(1 .24)		81.0
6,620	1.58	(g)	–	(1 .21)		131.8
7,908	1.58		–	(1 .17)		78.0

3,041	1.39 (f)	,(g)	–	(0 .80	) (f)	65.1	(f)
2,833	1.39	(g)	–	(1 .07)		88.9
4,035	1.39	(g)	–	(1 .04)		77.0
4,205	1.39	(g)	–	(1 .05)		81.0
5,824	1.39	(g)	–	(1 .03)		131.8
5,468	1.39		–	(0 .98)		78.0

4,605	1.27 (f)	,(g)	–	(0 .70	) (f)	65.1	(f)
3,944	1.27	(g)	–	(0 .96)		88.9
8,033	1.27	(g)	–	(0 .92)		77.0
10,129	1.27	(g)	–	(0 .93)		81.0
16,391	1.27	(g)	–	(0 .91)		131.8
18,828	1.27		–	(0 .86)		78.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SMALLCAP S&P 600 INDEX FUND
Class J shares
2013	(c)	$16 .90	$0.12	$2.56	$2.68	($0 .18)	$–	($0 .18)	$19.40
2012		15.03	0 .11	1 .81	1 .92	( 0 .05)	–	( 0 .05)	16 .90
2011		13.77	0 .07	1 .26	1 .33	( 0 .07)	–	( 0 .07)	15 .03
2010		11.04	0 .03	2 .73	2 .76	( 0 .03)	–	( 0 .03)	13 .77
2009		11.48	0 .04	0 .34	0 .38	( 0 .09)	(0.73)	( 0 .82)	11 .04
2008		18.74	0 .09	( 5 .78)	( 5 .69)	( 0 .05)	(1.52)	( 1 .57)	11 .48
Institutional shares
2013	(c)	17.58	0 .16	2 .66	2 .82	( 0 .26)	–	( 0 .26)	20 .14
2012		15.63	0 .19	1 .88	2 .07	( 0 .12)	–	( 0 .12)	17 .58
2011		14.31	0 .15	1 .32	1 .47	( 0 .15)	–	( 0 .15)	15 .63
2010		11.48	0 .11	2 .83	2 .94	( 0 .11)	–	( 0 .11)	14 .31
2009		11.91	0 .12	0 .36	0 .48	( 0 .18)	(0.73)	( 0 .91)	11 .48
2008		19.37	0 .20	( 5 .99)	( 5 .79)	( 0 .15)	(1.52)	( 1 .67)	11 .91
R-1 shares
2013	(c)	17.35	0 .08	2 .63	2 .71	( 0 .11)	–	( 0 .11)	19 .95
2012		15.43	0 .05	1 .87	1 .92	–	–	–	17 .35
2011		14.15	0 .02	1 .29	1 .31	( 0 .03)	–	( 0 .03)	15 .43
2010		11.37	–	2 .81	2 .81	( 0 .03)	–	( 0 .03)	14 .15
2009		11.77	0 .03	0 .37	0 .40	( 0 .07)	(0.73)	( 0 .80)	11 .37
2008		19.18	0 .06	( 5 .94)	( 5 .88)	( 0 .01)	(1.52)	( 1 .53)	11 .77
R-2 shares
2013	(c)	17.67	0 .09	2 .69	2 .78	( 0 .12)	–	( 0 .12)	20 .33
2012		15.70	0 .07	1 .90	1 .97	–	–	–	17 .67
2011		14.39	0 .04	1 .31	1 .35	( 0 .04)	–	( 0 .04)	15 .70
2010		11.54	0 .02	2 .86	2 .88	( 0 .03)	–	( 0 .03)	14 .39
2009		11.94	0 .05	0 .36	0 .41	( 0 .08)	(0.73)	( 0 .81)	11 .54
2008		19.42	0 .08	( 6 .01)	( 5 .93)	( 0 .03)	(1.52)	( 1 .55)	11 .94
R-3 shares
2013	(c)	17.82	0 .11	2 .70	2 .81	( 0 .18)	–	( 0 .18)	20 .45
2012		15.83	0 .10	1 .92	2 .02	( 0 .03)	–	( 0 .03)	17 .82
2011		14.50	0 .07	1 .33	1 .40	( 0 .07)	–	( 0 .07)	15 .83
2010		11.63	0 .04	2 .88	2 .92	( 0 .05)	–	( 0 .05)	14 .50
2009		12.04	0 .07	0 .36	0 .43	( 0 .11)	(0.73)	( 0 .84)	11 .63
2008		19.57	0 .11	( 6 .06)	( 5 .95)	( 0 .06)	(1.52)	( 1 .58)	12 .04
R-4 shares
2013	(c)	17.93	0 .13	2 .72	2 .85	( 0 .20)	–	( 0 .20)	20 .58
2012		15.94	0 .13	1 .93	2 .06	( 0 .07)	–	( 0 .07)	17 .93
2011		14.61	0 .10	1 .33	1 .43	( 0 .10)	–	( 0 .10)	15 .94
2010		11.71	0 .07	2 .90	2 .97	( 0 .07)	–	( 0 .07)	14 .61
2009		12.13	0 .09	0 .36	0 .45	( 0 .14)	(0.73)	( 0 .87)	11 .71
2008		19.70	0 .14	( 6 .10)	( 5 .96)	( 0 .09)	(1.52)	( 1 .61)	12 .13
R-5 shares
2013	(c)	18.00	0 .14	2 .73	2 .87	( 0 .22)	–	( 0 .22)	20 .65
2012		16.00	0 .16	1 .92	2 .08	( 0 .08)	–	( 0 .08)	18 .00
2011		14.65	0 .12	1 .35	1 .47	( 0 .12)	–	( 0 .12)	16 .00
2010		11.75	0 .08	2 .90	2 .98	( 0 .08)	–	( 0 .08)	14 .65
2009		12.15	0 .10	0 .38	0 .48	( 0 .15)	(0.73)	( 0 .88)	11 .75
2008		19.74	0 .16	( 6 .12)	( 5 .96)	( 0 .11)	(1.52)	( 1 .63)	12 .15

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

15.99%(d),(e)		$115,032	0.61	%(f)	0 .81	%(f)	1.31	%(f)	9 .8	%(f)
12.81	(e)	98,085	0.68		0 .87		0.65		16.0
9.67	(e)	89,701	0.67		0 .81		0.49		19.1
25.09	(e)	82,762	0.81		0 .88		0.22		30.1
4.55	(e)	64,977	0.93		0 .98		0.46		22.8
(32 .80	) (e)	60,133	0 .84		–		0.60		58.8

16 .23	(d)	279,117	0 .21	(f)	0 .22	(f)	1 .68	(f)	9 .8	(f)
13.36		203,079	0.20		0 .25		1.12		16.0
10.25		143,892	0.20		0 .28		0.94		19.1
25.70		85,231	0.20		0 .30		0.83		30.1
5.40		201,800	0.19		0 .22		1.18		22.8
(32.33)		194,154	0.16		–		1.28		58.8

15.72	(d)	11,283	1.04	(f)	–		0 .85	(f)	9.8	(f)
12.44		9,183	1.04		–		0.28		16.0
9.26		8,033	1.04		–		0.11		19.1
24.71		7,286	1.05		–		(0.02)		30.1
4.57		5,360	1.04		–		0.31		22.8
(32.98)		3,290	1.04		–		0.40		58.8

15.83	(d)	17,130	0.91	(f)	–		0 .98	(f)	9.8	(f)
12.55		14,892	0.91		–		0.42		16.0
9.39		15,045	0.91		–		0.26		19.1
24.98		19,492	0.92		–		0.11		30.1
4.58		16,679	0.91		–		0.46		22.8
(32.85)		14,810	0.91		–		0.53		58.8

15.87	(d)	79,058	0.73	(f)	–		1 .17	(f)	9.8	(f)
12.78		58,655	0.73		–		0.59		16.0
9.66		46,472	0.73		–		0.43		19.1
25.18		47,049	0.74		–		0.30		30.1
4.78		41,150	0.73		–		0.65		22.8
(32.74)		34,569	0.73		–		0.71		58.8

16.04	(d)	62,250	0.54	(f)	–		1 .36	(f)	9.8	(f)
12.99		47,925	0.54		–		0.78		16.0
9.79		45,058	0.54		–		0.61		19.1
25.44		36,410	0.55		–		0.49		30.1
4.98		28,218	0.54		–		0.83		22.8
(32.61)		20,987	0.54		–		0.90		58.8

16.10	(d)	135,713	0.42	(f)	–		1 .50	(f)	9.8	(f)
13.09		108,147	0.42		–		0.92		16.0
10.02		101,159	0.42		–		0.73		19.1
25.49		87,847	0.43		–		0.61		30.1
5.17		71,575	0.42		–		0.95		22.8
(32.56)		57,389	0.42		–		1.01		58.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SMALLCAP VALUE FUND II
Class J shares
2013	(c)	$10 .02	$0.06	$1.59	$1.65	($0 .07)	$–	($0 .07)	$11.60
2012		8.93	0 .01	1 .08	1 .09	–	–	–	10 .02
2011		8.57	(0.02)	0.38	0.36	–	–	–	8.93
2010		6.84	(0.04)	1.77	1.73	–	–	–	8.57
2009	(g)	4.14	(0.02)	2.72	2.70	–	–	–	6.84
Institutional shares
2013	(c)	10.19	0 .09	1 .61	1 .70	(0.13)	–	(0.13)	11 .76
2012		9.06	0 .08	1 .09	1 .17	(0.04)	–	(0.04)	10 .19
2011		8.67	0 .04	0 .39	0 .43	(0.04)	–	(0.04)	9.06
2010		6.87	0 .03	1 .80	1 .83	(0.03)	–	(0.03)	8.67
2009		6.97	0 .03	0 .50	0 .53	(0.05)	(0.58)	(0.63)	6.87
2008		13.07	0 .05	(4.36)	(4.31)	(0.03)	(1.76)	(1.79)	6.97
R-1 shares
2013	(c)	9.69	0 .04	1 .54	1 .58	(0.05)	–	(0.05)	11 .22
2012		8.65	–	1.04	1.04	–	–	–	9.69
2011		8.33	(0.04)	0.37	0.33	(0.01)	–	(0.01)	8.65
2010		6.64	(0.04)	1.73	1.69	–	–	–	8.33
2009		6.75	(0.03)	0.50	0.47	–	(0.58)	(0.58)	6.64
2008		12.78	(0.03)	(4.24)	(4.27)	–	(1.76)	(1.76)	6.75
R-2 shares
2013	(c)	9.74	0 .05	1 .55	1 .60	(0.06)	–	(0.06)	11 .28
2012		8.69	0 .01	1 .04	1 .05	–	–	–	9.74
2011		8.36	(0.03)	0.38	0.35	(0.02)	–	(0.02)	8.69
2010		6.65	(0.03)	1.74	1.71	–	–	–	8.36
2009		6.76	(0.02)	0.49	0.47	–	(0.58)	(0.58)	6.65
2008		12.77	(0.02)	(4.23)	(4.25)	–	(1.76)	(1.76)	6.76
R-3 shares
2013	(c)	9.93	0 .06	1 .58	1 .64	(0.06)	–	(0.06)	11 .51
2012		8.84	0 .02	1 .07	1 .09	–	–	–	9.93
2011		8.48	(0.01)	0.37	0.36	–	–	–	8.84
2010		6.74	(0.01)	1.75	1.74	–	–	–	8.48
2009		6.83	(0.01)	0.50	0.49	–	(0.58)	(0.58)	6.74
2008		12.87	–	(4.28)	(4.28)	–	(1.76)	(1.76)	6.83
R-4 shares
2013	(c)	10.00	0 .07	1 .59	1 .66	(0.09)	–	(0.09)	11 .57
2012		8.90	0 .04	1 .08	1 .12	(0.02)	–	(0.02)	10 .00
2011		8.54	–	0.39	0.39	(0.03)	–	(0.03)	8.90
2010		6.78	–	1.76	1.76	–	–	–	8.54
2009		6.88	–	0.51	0.51	(0.03)	(0.58)	(0.61)	6.78
2008		12.94	0 .02	(4.32)	(4.30)	–	(1.76)	(1.76)	6.88
R-5 shares
2013	(c)	10.08	0 .07	1 .60	1 .67	(0.11)	–	(0.11)	11 .64
2012		8.96	0 .06	1 .08	1 .14	(0.02)	–	(0.02)	10 .08
2011		8.59	0 .02	0 .38	0 .40	(0.03)	–	(0.03)	8.96
2010		6.82	0 .01	1 .77	1 .78	(0.01)	–	(0.01)	8.59
2009		6.92	0 .01	0 .51	0 .52	(0.04)	(0.58)	(0.62)	6.82
2008		12.99	0 .03	(4.33)	(4.30)	(0.01)	(1.76)	(1.77)	6.92

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets(b)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

16.50%(d)	(e)	$14,909	1.59%	(f)	1 .81%	(f)	1 .05%	(f)	62.4%	(f)
12.21		11,655	1.70		1 .92		0 .11		53.5
4.20	(e)	10,466	1.64		1 .81		(0 .21)		54.4
25.29	(e)	11,004	1.93		2 .05		(0 .52)		54.5
65.22 (d)	,(e)	7,791	1.93	(f)	2.61	(f)	(0 .52	) (f)	79.1	(f)

16.88	(d)	1,169,008	0.98	(f)	1.00	(f)	1.70	(f)	62.4	(f)
13.00		1,046,022	0.99		1 .01		0 .83		53.5
4.93		957,766	0.98		1 .00		0 .45		54.4
26.64		736,530	1.00		1 .02		0 .41		54.5
10.02		319,448	1.01		1 .03		0 .43		79.1
(37 .60)		160,758	1.02		–		0 .57		61.6

16.33	(d)	2,106	1.85 (f)	,(h)	–		0.81	(f)	62.4	(f)
12.02		1,901	1.86	(h)	–		(0 .05)		53.5
3.95		2,059	1.86	(h)	–		(0 .43)		54.4
25.45		1,038	1.87	(h)	–		(0 .47)		54.5
9.18		741	1.88	(h)	–		(0 .45)		79.1
(38 .13)		229	1.90		–		(0 .33)		61.6

16.48	(d)	5,718	1.72 (f)	,(h)	–		0.98	(f)	62.4	(f)
12.08		5,677	1.73	(h)	–		0 .08		53.5
4.12		5,607	1.73	(h)	–		(0 .31)		54.4
25.71		2,189	1.74	(h)	–		(0 .33)		54.5
9.16		2,226	1.75	(h)	–		(0 .31)		79.1
(37 .99)		857	1.77		–		(0 .18)		61.6

16.59	(d)	9,512	1.54 (f)	,(h)	–		1.15	(f)	62.4	(f)
12.33		8,601	1.55	(h)	–		0 .26		53.5
4.29		11,461	1.55	(h)	–		(0 .11)		54.4
25.82		12,722	1.56	(h)	–		(0 .15)		54.5
9.42		10,045	1.57	(h)	–		(0 .13)		79.1
(37 .92)		5,552	1.59		–		0 .00		61.6

16.71	(d)	10,409	1.35 (f)	,(h)	–		1.35	(f)	62.4	(f)
12.56		9,258	1.36	(h)	–		0 .44		53.5
4.53		11,939	1.36	(h)	–		0 .05		54.4
26.03		2,703	1.37	(h)	–		0 .06		54.5
9.71		2,456	1.38	(h)	–		0 .08		79.1
(37 .85)		1,973	1.40		–		0 .18		61.6

16.73	(d)	24,749	1.23 (f)	,(h)	–		1.37	(f)	62.4	(f)
12.69		19,962	1.24	(h)	–		0 .60		53.5
4.63		12,994	1.24	(h)	–		0 .20		54.4
26.16		6,871	1.25	(h)	–		0 .16		54.5
9.76		7,404	1.26	(h)	–		0 .19		79.1
(37 .75)		4,026	1.28		–		0 .28		61.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2013.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.
(g)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and
other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds,
Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime
2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030
Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund,
Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic
Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1,
2012 to April 30, 2013), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual			Hypothetical
		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013 (a)	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013(a)	Annualized Expense Ratio

	Bond & Mortgage Securities Fund
	Class J	$1,000.00	$1,015.88	$4.80	$1,000.00	$1,020.03	$4.81	0.96%
	Institutional	1,000.00	1,017.29	2.60	1,000.00	1,022.22	2.61	0.52
R	-1	1,000.00	1,012.88	6.99	1,000.00	1,017.85	7.00	1.40
R	-2	1,000.00	1,014.59	6.34	1,000.00	1,018.50	6.36	1.27
R	-3	1,000.00	1,015.43	5.45	1,000.00	1,019.39	5.46	1.09
R	-4	1,000.00	1,016.08	4.50	1,000.00	1,020.33	4.51	0.90
R	-5	1,000.00	1,016.97	3.90	1,000.00	1,020.93	3.91	0.78

	Core Plus Bond Fund I
	Institutional	1,000.00	1,022.15	2.81	1,000.00	1,022.02	2.81	0.56
R	-1	1,000.00	1,017.83	7.15	1,000.00	1,017.70	7.15	1.43
R	-2	1,000.00	1,018.02	6.50	1,000.00	1,018.35	6.51	1.30
R	-3	1,000.00	1,019.00	5.61	1,000.00	1,019.24	5.61	1.12
R	-4	1,000.00	1,020.09	4.66	1,000.00	1,020.18	4.66	0.93
R	-5	1,000.00	1,020.98	4.06	1,000.00	1,020.78	4.06	0.81

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

			Actual			Hypothetical
		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013 (a)	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013(a)	Annualized Expense Ratio

	Diversified International Fund
	Class J	$1,000.00	$1,144.29	$7.02	$1,000.00	$1,018.25	$6.61	1.32%
	Institutional	1,000.00	1,146.51	4.63	1,000.00	1,020.48	4.36	0.87
R	-1	1,000.00	1,142.07	9.24	1,000.00	1,016.17	8.70	1.74
R	-2	1,000.00	1,142.95	8.55	1,000.00	1,016.81	8.05	1.61
R	-3	1,000.00	1,142.88	7.60	1,000.00	1,017.70	7.15	1.43
R	-4	1,000.00	1,145.00	6.59	1,000.00	1,018.65	6.21	1.24
R	-5	1,000.00	1,144.50	5.96	1,000.00	1,019.24	5.61	1.12

	Equity Income Fund
	Institutional	1,000.00	1,147.62	2.77	1,000.00	1,022.22	2.61	0.52
R	-1	1,000.00	1,143.03	7.39	1,000.00	1,017.90	6.95	1.39
R	-2	1,000.00	1,143.78	6.70	1,000.00	1,018.55	6.31	1.26
R	-3	1,000.00	1,145.26	5.74	1,000.00	1,019.44	5.41	1.08
R	-4	1,000.00	1,145.43	4.73	1,000.00	1,020.38	4.46	0.89
R	-5	1,000.00	1,146.41	4.10	1,000.00	1,020.98	3.86	0.77

	Global Diversified Income Fund
	Institutional	1,000.00	1,071.95	4.52	1,000.00	1,020.43	4.41	0.88

	Global Diversified Income Fund (Excluding Dividends
	and Interest Expense on Shorts and Short Sale Fees)
	Institutional	1,000.00	1,072.00	4.01	1,000.00	1,020.85	3.95	0.78

	Global Real Estate Securities Fund
	Institutional	1,000.00	1,193.85	4.95	1,000.00	1,020.28	4.56	0.91

	Government & High Quality Bond Fund
	Class J	1,000.00	1,010.06	4.83	1,000.00	1,019.98	4.86	0.97
	Institutional	1,000.00	1,012.38	2.54	1,000.00	1,022.27	2.56	0.51
R	-1	1,000.00	1,007.56	6.42	1,000.00	1,018.40	6.46	1.29
R	-2	1,000.00	1,008.21	5.78	1,000.00	1,019.04	5.81	1.16
R	-3	1,000.00	1,009.11	4.88	1,000.00	1,019.93	4.91	0.98
R	-4	1,000.00	1,010.95	3.94	1,000.00	1,020.88	3.96	0.79
R	-5	1,000.00	1,010.65	3.34	1,000.00	1,021.47	3.36	0.67

	High Yield Fund
	Institutional	1,000.00	1,077.08	2.88	1,000.00	1,022.02	2.81	0.56

	High Yield Fund I
	Institutional	1,000.00	1,073.52	3.34	1,000.00	1,021.57	3.26	0.65

	Income Fund
	Class J	1,000.00	1,023.45	4.92	1,000.00	1,019.93	4.91	0.98
	Institutional	1,000.00	1,025.86	2.51	1,000.00	1,022.32	2.51	0.50
R	-1	1,000.00	1,022.47	6.87	1,000.00	1,018.00	6.85	1.37
R	-2	1,000.00	1,022.09	6.22	1,000.00	1,018.65	6.21	1.24
R	-3	1,000.00	1,024.01	5.32	1,000.00	1,019.54	5.31	1.06
R	-4	1,000.00	1,023.97	4.37	1,000.00	1,020.48	4.36	0.87
R	-5	1,000.00	1,024.60	3.76	1,000.00	1,021.08	3.76	0.75

	Inflation Protection Fund
	Class J	1,000.00	998.95	5.60	1,000.00	1,019.19	5.66	1.13
	Institutional	1,000.00	1,002.71	1.99	1,000.00	1,022.81	2.01	0.40
R	-1	1,000.00	998.88	6.34	1,000.00	1,018.45	6.41	1.28
R	-2	1,000.00	998.66	5.70	1,000.00	1,019.09	5.76	1.15
R	-3	1,000.00	1,000.23	4.81	1,000.00	1,019.98	4.86	0.97
R	-4	1,000.00	1,001.24	3.87	1,000.00	1,020.93	3.91	0.78
R	-5	1,000.00	1,001.47	3.28	1,000.00	1,021.52	3.31	0.66

	International Emerging Markets Fund
	Class J	1,000.00	1,065.18	8.60	1,000.00	1,016.46	8.40	1.68
	Institutional	1,000.00	1,067.42	6.36	1,000.00	1,018.65	6.21	1.24
R	-1	1,000.00	1,062.92	10.74	1,000.00	1,014.38	10.49	2.10
R	-2	1,000.00	1,063.53	10.08	1,000.00	1,015.03	9.84	1.97
R	-3	1,000.00	1,065.09	9.17	1,000.00	1,015.92	8.95	1.79
R	-4	1,000.00	1,065.56	8.19	1,000.00	1,016.86	8.00	1.60
R	-5	1,000.00	1,066.28	7.58	1,000.00	1,017.46	7.40	1.48

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

			Actual			Hypothetical
		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013 (a)	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013(a)	Annualized Expense Ratio

	International Fund I
	Institutional	$1,000.00	$1,135.05	$5.08	$1,000.00	$1,020.03	$4.81	0.96%
R	-1	1,000.00	1,130.12	9.67	1,000.00	1,015.72	9.15	1.83
R	-2	1,000.00	1,131.01	8.98	1,000.00	1,016.36	8.50	1.70
R	-3	1,000.00	1,131.57	8.03	1,000.00	1,017.26	7.60	1.52
R	-4	1,000.00	1,133.72	7.04	1,000.00	1,018.20	6.66	1.33
R	-5	1,000.00	1,134.78	6.40	1,000.00	1,018.79	6.06	1.21

	LargeCap Blend Fund II
	Class J	1,000.00	1,136.17	5.99	1,000.00	1,019.19	5.66	1.13
	Institutional	1,000.00	1,137.08	3.92	1,000.00	1,021.12	3.71	0.74
R	-1	1,000.00	1,132.35	8.46	1,000.00	1,016.86	8.00	1.60
R	-2	1,000.00	1,133.72	7.78	1,000.00	1,017.50	7.35	1.47
R	-3	1,000.00	1,134.64	6.83	1,000.00	1,018.40	6.46	1.29
R	-4	1,000.00	1,135.57	5.82	1,000.00	1,019.34	5.51	1.10
R	-5	1,000.00	1,136.66	5.19	1,000.00	1,019.93	4.91	0.98

	LargeCap Growth Fund
	Class J	1,000.00	1,124.30	6.00	1,000.00	1,019.14	5.71	1.14
	Institutional	1,000.00	1,127.00	3.38	1,000.00	1,021.62	3.21	0.64
R	-1	1,000.00	1,121.32	7.94	1,000.00	1,017.31	7.55	1.51
R	-2	1,000.00	1,122.52	7.26	1,000.00	1,017.95	6.90	1.38
R	-3	1,000.00	1,123.38	6.32	1,000.00	1,018.84	6.01	1.20
R	-4	1,000.00	1,124.48	5.32	1,000.00	1,019.79	5.06	1.01
R	-5	1,000.00	1,125.58	4.69	1,000.00	1,020.38	4.46	0.89

	LargeCap Growth Fund I
	Class J	1,000.00	1,126.25	5.59	1,000.00	1,019.54	5.31	1.06
	Institutional	1,000.00	1,129.74	3.22	1,000.00	1,021.77	3.06	0.61
R	-1	1,000.00	1,125.03	7.75	1,000.00	1,017.50	7.35	1.47
R	-2	1,000.00	1,125.42	7.06	1,000.00	1,018.15	6.71	1.34
R	-3	1,000.00	1,126.32	6.12	1,000.00	1,019.04	5.81	1.16
R	-4	1,000.00	1,127.74	5.12	1,000.00	1,019.98	4.86	0.97
R	-5	1,000.00	1,127.92	4.48	1,000.00	1,020.58	4.26	0.85

	LargeCap Growth Fund II
	Class J	1,000.00	1,126.83	7.07	1,000.00	1,018.15	6.71	1.34
	Institutional	1,000.00	1,128.50	4.59	1,000.00	1,020.48	4.36	0.87
R	-1	1,000.00	1,124.03	9.22	1,000.00	1,016.12	8.75	1.75
R	-2	1,000.00	1,124.82	8.53	1,000.00	1,016.76	8.10	1.62
R	-3	1,000.00	1,126.83	7.59	1,000.00	1,017.65	7.20	1.44
R	-4	1,000.00	1,127.30	6.59	1,000.00	1,018.60	6.26	1.25
R	-5	1,000.00	1,128.64	5.96	1,000.00	1,019.19	5.66	1.13

	LargeCap S&P 500 Index Fund
	Class J	1,000.00	1,140.10	2.87	1,000.00	1,022.12	2.71	0.54
	Institutional	1,000.00	1,143.57	0.85	1,000.00	1,024.00	0.80	0.16
R	-1	1,000.00	1,138.24	5.46	1,000.00	1,019.69	5.16	1.03
R	-2	1,000.00	1,138.75	4.77	1,000.00	1,020.33	4.51	0.90
R	-3	1,000.00	1,139.81	3.82	1,000.00	1,021.22	3.61	0.72
R	-4	1,000.00	1,140.92	2.81	1,000.00	1,022.17	2.66	0.53
R	-5	1,000.00	1,141.26	2.18	1,000.00	1,022.76	2.06	0.41

	LargeCap Value Fund
	Class J	1,000.00	1,152.86	4.91	1,000.00	1,020.23	4.61	0.92
	Institutional	1,000.00	1,154.51	2.30	1,000.00	1,022.66	2.16	0.43
R	-1	1,000.00	1,149.95	6.93	1,000.00	1,018.35	6.51	1.30
R	-2	1,000.00	1,150.89	6.24	1,000.00	1,018.99	5.86	1.17
R	-3	1,000.00	1,152.20	5.28	1,000.00	1,019.89	4.96	0.99
R	-4	1,000.00	1,152.33	4.27	1,000.00	1,020.83	4.01	0.80
R	-5	1,000.00	1,152.96	3.63	1,000.00	1,021.42	3.41	0.68

	LargeCap Value Fund I
	Institutional	1,000.00	1,147.77	4.05	1,000.00	1,021.03	3.81	0.76
R	-1	1,000.00	1,142.28	8.71	1,000.00	1,016.66	8.20	1.64
R	-2	1,000.00	1,142.79	8.02	1,000.00	1,017.31	7.55	1.51
R	-3	1,000.00	1,144.01	7.07	1,000.00	1,018.20	6.66	1.33
R	-4	1,000.00	1,145.02	6.06	1,000.00	1,019.14	5.71	1.14
R	-5	1,000.00	1,145.49	5.43	1,000.00	1,019.74	5.11	1.02

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

			Actual			Hypothetical
		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013 (a)	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013(a)	Annualized Expense Ratio

	LargeCap Value Fund III
	Class J	$1,000.00	$1,154.45	$6.73	$1,000.00	$1,018.55	$6.31	1.26%
	Institutional	1,000.00	1,156.52	4.22	1,000.00	1,020.88	3.96	0.79
R	-1	1,000.00	1,151.56	8.91	1,000.00	1,016.51	8.35	1.67
R	-2	1,000.00	1,152.68	8.22	1,000.00	1,017.16	7.70	1.54
R	-3	1,000.00	1,153.18	7.26	1,000.00	1,018.05	6.80	1.36
R	-4	1,000.00	1,154.01	6.25	1,000.00	1,018.99	5.86	1.17
R	-5	1,000.00	1,154.94	5.61	1,000.00	1,019.59	5.26	1.05

	MidCap Fund
	Class J	1,000.00	1,170.42	5.49	1,000.00	1,019.74	5.11	1.02
	Institutional	1,000.00	1,173.64	3.45	1,000.00	1,021.62	3.21	0.64
R	-1	1,000.00	1,168.25	7.96	1,000.00	1,017.46	7.40	1.48
R	-2	1,000.00	1,169.13	7.26	1,000.00	1,018.10	6.76	1.35
R	-3	1,000.00	1,169.27	6.29	1,000.00	1,018.99	5.86	1.17
R	-4	1,000.00	1,171.39	5.28	1,000.00	1,019.93	4.91	0.98
R	-5	1,000.00	1,171.66	4.63	1,000.00	1,020.53	4.31	0.86

	MidCap Growth Fund
	Class J	1,000.00	1,116.16	6.35	1,000.00	1,018.79	6.06	1.21
	Institutional	1,000.00	1,118.63	3.78	1,000.00	1,021.22	3.61	0.72
R	-1	1,000.00	1,115.16	8.18	1,000.00	1,017.06	7.80	1.56
R	-2	1,000.00	1,116.90	7.51	1,000.00	1,017.70	7.15	1.43
R	-3	1,000.00	1,116.45	6.56	1,000.00	1,018.60	6.26	1.25
R	-4	1,000.00	1,116.35	5.56	1,000.00	1,019.54	5.31	1.06
R	-5	1,000.00	1,118.56	4.94	1,000.00	1,020.13	4.71	0.94

	MidCap Growth Fund III
	Class J	1,000.00	1,140.85	7.70	1,000.00	1,017.60	7.25	1.45
	Institutional	1,000.00	1,144.23	5.05	1,000.00	1,020.08	4.76	0.95
R	-1	1,000.00	1,138.86	9.70	1,000.00	1,015.72	9.15	1.83
R	-2	1,000.00	1,139.37	9.02	1,000.00	1,016.36	8.50	1.70
R	-3	1,000.00	1,139.77	8.06	1,000.00	1,017.26	7.60	1.52
R	-4	1,000.00	1,141.41	7.06	1,000.00	1,018.20	6.66	1.33
R	-5	1,000.00	1,142.71	6.43	1,000.00	1,018.79	6.06	1.21

	MidCap S&P 400 Index Fund
	Class J	1,000.00	1,188.46	3.26	1,000.00	1,021.82	3.01	0.60
	Institutional	1,000.00	1,190.96	1.09	1,000.00	1,023.80	1.00	0.20
R	-1	1,000.00	1,186.44	5.64	1,000.00	1,019.64	5.21	1.04
R	-2	1,000.00	1,186.54	4.93	1,000.00	1,020.28	4.56	0.91
R	-3	1,000.00	1,187.90	3.96	1,000.00	1,021.17	3.66	0.73
R	-4	1,000.00	1,188.33	2.93	1,000.00	1,022.12	2.71	0.54
R	-5	1,000.00	1,189.59	2.28	1,000.00	1,022.71	2.11	0.42

	MidCap Value Fund I
	Class J	1,000.00	1,185.44	7.80	1,000.00	1,017.65	7.20	1.44
	Institutional	1,000.00	1,188.04	5.26	1,000.00	1,019.98	4.86	0.97
R	-1	1,000.00	1,183.66	9.96	1,000.00	1,015.67	9.20	1.84
R	-2	1,000.00	1,183.92	9.26	1,000.00	1,016.31	8.55	1.71
R	-3	1,000.00	1,184.40	8.29	1,000.00	1,017.21	7.65	1.53
R	-4	1,000.00	1,185.81	7.26	1,000.00	1,018.15	6.71	1.34
R	-5	1,000.00	1,187.08	6.62	1,000.00	1,018.74	6.11	1.22

	MidCap Value Fund III
	Class J	1,000.00	1,166.12	5.80	1,000.00	1,019.44	5.41	1.08
	Institutional	1,000.00	1,168.58	3.49	1,000.00	1,021.57	3.26	0.65
R	-1	1,000.00	1,163.27	8.26	1,000.00	1,017.16	7.70	1.54
R	-2	1,000.00	1,164.13	7.57	1,000.00	1,017.80	7.05	1.41
R	-3	1,000.00	1,165.25	6.60	1,000.00	1,018.70	6.16	1.23
R	-4	1,000.00	1,166.07	5.59	1,000.00	1,019.64	5.21	1.04
R	-5	1,000.00	1,166.47	4.94	1,000.00	1,020.23	4.61	0.92

	Money Market Fund
	Class J	1,000.00	1,000.00	1.14	1,000.00	1,023.65	1.15	0.23
	Institutional	1,000.00	1,000.00	1.14	1,000.00	1,023.65	1.15	0.23

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

			Actual			Hypothetical
		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013 (a)	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013(a)	Annualized Expense Ratio

	Overseas Fund
	Institutional	$1,000.00	$1,119.58	$5.62	$1,000.00	$1,019.49	$5.36	1.07%
R	-1	1,000.00	1,115.08	10.17	1,000.00	1,015.17	9.69	1.94
R	-2	1,000.00	1,115.08	9.49	1,000.00	1,015.82	9.05	1.81
R	-3	1,000.00	1,116.35	8.55	1,000.00	1,016.71	8.15	1.63
R	-4	1,000.00	1,116.64	7.56	1,000.00	1,017.65	7.20	1.44
R	-5	1,000.00	1,116.44	6.93	1,000.00	1,018.25	6.61	1.32

	Principal Capital Appreciation Fund
	Institutional	1,000.00	1,154.30	2.62	1,000.00	1,022.36	2.46	0.49
R	-1	1,000.00	1,149.18	7.25	1,000.00	1,018.05	6.80	1.36
R	-2	1,000.00	1,150.10	6.56	1,000.00	1,018.70	6.16	1.23
R	-3	1,000.00	1,151.00	5.60	1,000.00	1,019.59	5.26	1.05
R	-4	1,000.00	1,152.23	4.59	1,000.00	1,020.53	4.31	0.86
R	-5	1,000.00	1,152.96	3.95	1,000.00	1,021.12	3.71	0.74

	Principal LifeTime 2010 Fund
	Class J	1,000.00	1,070.47	1.75	1,000.00	1,023.11	1.71	0.34
	Institutional	1,000.00	1,071.81	0.21	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,067.69	4.67	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,067.87	4.00	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,068.94	3.08	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,070.42	2.10	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,070.37	1.49	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2015 Fund
	Institutional	1,000.00	1,083.62	0.21	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,079.27	4.69	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,078.81	4.02	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,080.45	3.10	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,080.62	2.12	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,082.16	1.50	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2020 Fund
	Class J	1,000.00	1,096.04	1.82	1,000.00	1,023.06	1.76	0.35
	Institutional	1,000.00	1,098.95	0.21	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,093.65	4.72	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,094.15	4.05	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,095.53	3.12	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,096.18	2.13	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,097.59	1.51	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2025 Fund
	Institutional	1,000.00	1,104.63	0.21	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,099.31	4.74	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,100.13	4.06	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,101.62	3.13	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,102.59	2.14	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,103.89	1.51	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2030 Fund
	Class J	1,000.00	1,108.85	1.93	1,000.00	1,022.96	1.86	0.37
	Institutional	1,000.00	1,110.40	0.21	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,105.84	4.75	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,106.10	4.07	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,107.40	3.14	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,108.74	2.14	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,109.60	1.52	1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2035 Fund
	Institutional	1,000.00	1,119.62	0.21	1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,114.20	4.77	1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,115.67	4.09	1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,116.51	3.15	1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,117.89	2.15	1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,117.81	1.52	1,000.00	1,023.36	1.45	0.29

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

			Actual				Hypothetical
		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013 (a)		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013(a)	Annualized Expense Ratio

	Principal LifeTime 2040 Fund
	Class J	$1,000.00	$1,122.28	$2.10		$1,000.00	$1,022.81	$2.01	0.40%
	Institutional	1,000.00	1,124.61	0.21		1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,119.19	4.78		1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,120.56	4.10		1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,121.37	3.16		1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,121.67	2.16		1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,122.38	1.53		1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2045 Fund
	Institutional	1,000.00	1,127.97	0.21		1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,123.23	4.84		1,000.00	1,020.23	4.61	0.92
R	-2	1,000.00	1,123.29	4.16		1,000.00	1,020.88	3.96	0.79
R	-3	1,000.00	1,124.04	3.21		1,000.00	1,021.77	3.06	0.61
R	-4	1,000.00	1,125.45	2.21		1,000.00	1,022.71	2.11	0.42
R	-5	1,000.00	1,125.87	1.58		1,000.00	1,023.31	1.51	0.30

	Principal LifeTime 2050 Fund
	Class J	1,000.00	1,128.30	2.69		1,000.00	1,022.27	2.56	0.51
	Institutional	1,000.00	1,130.46	0.21		1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,126.05	4.80		1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,127.03	4.11		1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,128.12	3.17		1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,129.11	2.16		1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,129.11	1.53		1,000.00	1,023.36	1.45	0.29

	Principal LifeTime 2055 Fund
	Institutional	1,000.00	1,130.26	0.42		1,000.00	1,024.40	0.40	0.08
R	-1	1,000.00	1,125.64	4.90		1,000.00	1,020.18	4.66	0.93
R	-2	1,000.00	1,127.40	4.22		1,000.00	1,020.83	4.01	0.80
R	-3	1,000.00	1,127.51	3.27		1,000.00	1,021.72	3.11	0.62
R	-4	1,000.00	1,128.75	2.27		1,000.00	1,022.66	2.16	0.43
R	-5	1,000.00	1,129.49	1.64		1,000.00	1,023.26	1.56	0.31

	Principal LifeTime 2060 Fund
	Class J	1,000.00	1,048.00	0.69	(b)	1,000.00	1,022.76	2.06	0.41
	Institutional	1,000.00	1,048.00	0.22	(b)	1,000.00	1,024.15	0.65	0.13
R	-1	1,000.00	1,047.00	1.62	(b)	1,000.00	1,020.03	4.81	0.96
R	-2	1,000.00	1,047.00	1.40	(b)	1,000.00	1,020.68	4.16	0.83
R	-3	1,000.00	1,047.00	1.09	(b)	1,000.00	1,021.57	3.26	0.65
R	-4	1,000.00	1,048.00	0.77	(b)	1,000.00	1,022.51	2.31	0.46
R	-5	1,000.00	1,048.00	0.57	(b)	1,000.00	1,023.11	1.71	0.34

	Principal LifeTime Strategic Income Fund
	Class J	1,000.00	1,045.85	1.93		1,000.00	1,022.91	1.91	0.38
	Institutional	1,000.00	1,046.65	0.20		1,000.00	1,024.60	0.20	0.04
R	-1	1,000.00	1,042.54	4.61		1,000.00	1,020.28	4.56	0.91
R	-2	1,000.00	1,043.10	3.95		1,000.00	1,020.93	3.91	0.78
R	-3	1,000.00	1,044.15	3.04		1,000.00	1,021.82	3.01	0.60
R	-4	1,000.00	1,045.25	2.08		1,000.00	1,022.76	2.06	0.41
R	-5	1,000.00	1,045.93	1.47		1,000.00	1,023.36	1.45	0.29

	Real Estate Securities Fund
	Class J	1,000.00	1,179.05	7.02		1,000.00	1,018.35	6.51	1.30
	Institutional	1,000.00	1,181.98	4.71		1,000.00	1,020.48	4.36	0.87
R	-1	1,000.00	1,176.75	9.23		1,000.00	1,016.31	8.55	1.71
R	-2	1,000.00	1,177.93	8.53		1,000.00	1,016.96	7.90	1.58
R	-3	1,000.00	1,178.51	7.56		1,000.00	1,017.85	7.00	1.40
R	-4	1,000.00	1,180.02	6.54		1,000.00	1,018.79	6.06	1.21
R	-5	1,000.00	1,180.40	5.89		1,000.00	1,019.39	5.46	1.09

	SAM Balanced Portfolio
	Class J	1,000.00	1,097.40	3.33		1,000.00	1,021.62	3.21	0.64
	Institutional	1,000.00	1,099.24	1.72		1,000.00	1,023.16	1.66	0.33
R	-1	1,000.00	1,094.72	6.23		1,000.00	1,018.84	6.01	1.20
R	-2	1,000.00	1,095.05	5.56		1,000.00	1,019.49	5.36	1.07
R	-3	1,000.00	1,096.55	4.63		1,000.00	1,020.38	4.46	0.89
R	-4	1,000.00	1,097.44	3.64		1,000.00	1,021.32	3.51	0.70
R	-5	1,000.00	1,098.03	3.02		1,000.00	1,021.92	2.91	0.58

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

			Actual			Hypothetical
		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013 (a)	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013(a)	Annualized Expense Ratio

	SAM Conservative Balanced Portfolio
	Class J	$1,000.00	$1,071.42	$3.24	$1,000.00	$1,021.67	$3.16	0.63%
	Institutional	1,000.00	1,072.77	1.75	1,000.00	1,023.11	1.71	0.34
R	-1	1,000.00	1,067.67	6.15	1,000.00	1,018.84	6.01	1.20
R	-2	1,000.00	1,067.90	5.49	1,000.00	1,019.49	5.36	1.07
R	-3	1,000.00	1,068.96	4.57	1,000.00	1,020.38	4.46	0.89
R	-4	1,000.00	1,069.91	3.59	1,000.00	1,021.32	3.51	0.70
R	-5	1,000.00	1,070.59	2.98	1,000.00	1,021.92	2.91	0.58

	SAM Conservative Growth
	Portfolio
	Class J	1,000.00	1,120.25	3.42	1,000.00	1,021.57	3.26	0.65
	Institutional	1,000.00	1,121.72	1.74	1,000.00	1,023.16	1.66	0.33
R	-1	1,000.00	1,117.33	6.30	1,000.00	1,018.84	6.01	1.20
R	-2	1,000.00	1,118.11	5.62	1,000.00	1,019.49	5.36	1.07
R	-3	1,000.00	1,118.32	4.67	1,000.00	1,020.38	4.46	0.89
R	-4	1,000.00	1,119.45	3.68	1,000.00	1,021.32	3.51	0.70
R	-5	1,000.00	1,120.10	3.05	1,000.00	1,021.92	2.91	0.58

	SAM Flexible Income Portfolio
	Class J	1,000.00	1,056.96	3.26	1,000.00	1,021.62	3.21	0.64
	Institutional	1,000.00	1,058.26	1.74	1,000.00	1,023.11	1.71	0.34
R	-1	1,000.00	1,054.12	6.11	1,000.00	1,018.84	6.01	1.20
R	-2	1,000.00	1,054.60	5.45	1,000.00	1,019.49	5.36	1.07
R	-3	1,000.00	1,054.66	4.53	1,000.00	1,020.38	4.46	0.89
R	-4	1,000.00	1,055.66	3.57	1,000.00	1,021.32	3.51	0.70
R	-5	1,000.00	1,057.11	2.96	1,000.00	1,021.92	2.91	0.58

	SAM Strategic Growth Portfolio
	Class J	1,000.00	1,139.10	3.55	1,000.00	1,021.47	3.36	0.67
	Institutional	1,000.00	1,141.09	1.80	1,000.00	1,023.11	1.71	0.34
R	-1	1,000.00	1,136.52	6.41	1,000.00	1,018.79	6.06	1.21
R	-2	1,000.00	1,137.03	5.72	1,000.00	1,019.44	5.41	1.08
R	-3	1,000.00	1,138.26	4.77	1,000.00	1,020.33	4.51	0.90
R	-4	1,000.00	1,138.59	3.76	1,000.00	1,021.27	3.56	0.71
R	-5	1,000.00	1,139.69	3.13	1,000.00	1,021.87	2.96	0.59

	Short-Term Income Fund
	Class J	1,000.00	1,009.56	4.33	1,000.00	1,020.48	4.36	0.87
	Institutional	1,000.00	1,011.68	2.24	1,000.00	1,022.56	2.26	0.45
R	-1	1,000.00	1,007.42	6.47	1,000.00	1,018.35	6.51	1.30
R	-2	1,000.00	1,008.05	5.88	1,000.00	1,018.94	5.91	1.18
R	-3	1,000.00	1,008.97	4.93	1,000.00	1,019.89	4.96	0.99
R	-4	1,000.00	1,009.97	3.94	1,000.00	1,020.88	3.96	0.79
R	-5	1,000.00	1,010.52	3.39	1,000.00	1,021.42	3.41	0.68

	SmallCap Blend Fund
	Class J	1,000.00	1,180.71	6.54	1,000.00	1,018.79	6.06	1.21
	Institutional	1,000.00	1,182.63	4.33	1,000.00	1,020.83	4.01	0.80
R	-1	1,000.00	1,177.74	8.86	1,000.00	1,016.66	8.20	1.64
R	-2	1,000.00	1,178.60	8.16	1,000.00	1,017.31	7.55	1.51
R	-3	1,000.00	1,179.56	7.19	1,000.00	1,018.20	6.66	1.33
R	-4	1,000.00	1,180.79	6.16	1,000.00	1,019.14	5.71	1.14
R	-5	1,000.00	1,181.38	5.52	1,000.00	1,019.74	5.11	1.02

	SmallCap Growth Fund I
	Class J	1,000.00	1,119.39	8.30	1,000.00	1,016.96	7.90	1.58
	Institutional	1,000.00	1,121.85	5.63	1,000.00	1,019.49	5.36	1.07
R	-1	1,000.00	1,117.11	10.18	1,000.00	1,015.17	9.69	1.94
R	-2	1,000.00	1,117.62	9.50	1,000.00	1,015.82	9.05	1.81
R	-3	1,000.00	1,119.47	8.57	1,000.00	1,016.71	8.15	1.63
R	-4	1,000.00	1,119.18	7.57	1,000.00	1,017.65	7.20	1.44
R	-5	1,000.00	1,120.47	6.94	1,000.00	1,018.25	6.61	1.32

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2013 (unaudited)

			Actual			Hypothetical
		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013 (a)	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013(a)	Annualized Expense Ratio

	SmallCap Growth Fund II
	Class J	$1,000.00	$1,150.74	$8.43	$1,000.00	$1,016.96	$7.90	1.58%
	Institutional	1,000.00	1,153.28	5.45	1,000.00	1,019.74	5.11	1.02
R	-1	1,000.00	1,147.73	10.06	1,000.00	1,015.42	9.44	1.89
R	-2	1,000.00	1,149.06	9.38	1,000.00	1,016.07	8.80	1.76
R	-3	1,000.00	1,150.96	8.43	1,000.00	1,016.96	7.90	1.58
R	-4	1,000.00	1,152.39	7.42	1,000.00	1,017.90	6.95	1.39
R	-5	1,000.00	1,152.84	6.78	1,000.00	1,018.50	6.36	1.27

	SmallCap S&P 600 Index Fund
	Class J	1,000.00	1,159.89	3.27	1,000.00	1,021.77	3.06	0.61
	Institutional	1,000.00	1,162.27	1.13	1,000.00	1,023.75	1.05	0.21
R	-1	1,000.00	1,157.19	5.56	1,000.00	1,019.64	5.21	1.04
R	-2	1,000.00	1,158.27	4.87	1,000.00	1,020.28	4.56	0.91
R	-3	1,000.00	1,158.68	3.91	1,000.00	1,021.17	3.66	0.73
R	-4	1,000.00	1,160.38	2.89	1,000.00	1,022.12	2.71	0.54
R	-5	1,000.00	1,160.96	2.25	1,000.00	1,022.71	2.11	0.42

	SmallCap Value Fund II
	Class J	1,000.00	1,165.05	8.54	1,000.00	1,016.91	7.95	1.59
	Institutional	1,000.00	1,168.76	5.27	1,000.00	1,019.93	4.91	0.98
R	-1	1,000.00	1,163.30	9.92	1,000.00	1,015.62	9.25	1.85
R	-2	1,000.00	1,164.75	9.23	1,000.00	1,016.27	8.60	1.72
R	-3	1,000.00	1,165.94	8.27	1,000.00	1,017.16	7.70	1.54
R	-4	1,000.00	1,167.08	7.25	1,000.00	1,018.10	6.76	1.35
R	-5	1,000.00	1,167.26	6.61	1,000.00	1,018.70	6.16	1.23

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 1, 2013 to April 30, 2013), multiplied by 60/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Elizabeth Ballantine	Principal, EBA Associates	100	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	100	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	100	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	100	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	100	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	100	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	100	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	100	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	100	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Name, Position Held with the Fund, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years*
Michael J. Beer	Executive Vice President, Principal	100	None
Director, Executive Vice President	Funds Distributor, Inc. (“PFD”)
Member, Executive Committee	Vice President/Mutual Funds and
1961	Broker Dealer, Principal Life
Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	100	None
Director, President, CEO, and	Director, Finisterre since 2011
Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

*Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, PMC since 2011
El Dorado Hills, CA 95762	Senior Vice President, PMC since 2010
1967	Senior Vice President, Princor since 2010
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD since 2009
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager since 2009
1973	Counsel, Princor since 2009
Counsel, PSS since 2009

Name, Position Held with the Fund, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor since 2009
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager
1972	Counsel, Princor
Counsel, PSS

Dan Westholm	Director – Treasury, PFA since 2011
Assistant Treasurer	Director – Treasury, PFD since 2011
711 High Street, Des Moines, IA 50392	Director – Treasury, PLIC
1966	Director – Treasury, the Manager
Director – Treasury, Princor since 2011
Director – Treasury, PSS

Beth Wilson	Vice President, the Manager
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2013, and the Statement of Additional Information dated March 1, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended and restated subadvisory agreement with Principal Global Investors, LLC (“PGI”) related to the Principal LifeTime 2060 Fund; (2) an amended management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Principal LifeTime 2060 Fund; (3) an amended and restated subadvisory agreement with Tortoise Capital Advisors, LLC (“Tortoise”) related to the Global Diversified Income Fund; and (4) an amended and restated sub-subadvisory agreement between the Manager, Schroder Investment Management North America Inc. (“SIMNA”) and its affiliate, Schroder Investment Management North America Limited (“SIMNA Limited”).

Advisory Agreements for the Principal LifeTime 2060 Fund

On September 11, 2012, the Board considered approval of advisory agreements related to the newly established Principal LifeTime 2060 Fund of PFI (the “Fund”). The Board considered the approval of (1) an amended management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI. (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

The Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion for the Fund, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI and has demonstrated a commitment to support PFI. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreement for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the PFI funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing sub-advisers for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement is satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of PGI, the investment approach of PGI, the experience and skills of PGI’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that PGI currently provides sub-advisory services for other PFI funds, and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors and that the Manager recommended PGI based upon that program.

Investment Performance. As the Fund is a newly created series, the Board did not review the performance of the Fund since no track record was available. However, the Board reviewed the historical one-year, three-year, five-year and ten-year performance rankings as of June 30, 2012 of the existing PFI LifeTime funds managed by PGI using the same investment process as will be used for the Fund, as compared to the relevant Morningstar peer group. The Board concluded, based on this information, that the historical investment performance record of PGI was satisfactory.

Fees, Economies of Scale and Profitability. The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to PGI. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fees to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that, although the Fund’s proposed management fee schedule does not contain breakpoints, the Fund has a relatively low basis point fee for all Fund assets.

With respect to the sub-advisory fees proposed to be paid to PGI, the Board noted that the Manager compensates PGI from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement. The Board noted that, although the proposed sub-advisory fee schedule does not include breakpoints, the fee schedule has a relatively low basis point fee for all Fund assets.

In addition, in evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the Fund’s anticipated expense ratio and considered that the Manager proposed to cap the total expense ratios for the classes of the Fund at certain levels through February 28, 2014. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by the Manager and PGI. The Board concluded that taking into account these potential benefits, the proposed management and sub-advisory fees were reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements was in the best interests of the Fund.

Tortoise Sub-advisory Agreement

On December 11, 2012, the Board considered for approval an amended and restated sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Tortoise related to the Global Diversified Income Fund in connection with a proposal to reduce Tortoise’s fee.

The Board reviewed materials received from the Manager regarding the proposed sub-advisory fee reduction. The Board considered the Manager’s representation that the sub-advisory fee reduction would not reduce the quality or quantity of the services provided by Tortoise to the Fund and that Tortoise’s obligations under the Sub-advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any changes to the terms of the Sub-advisory Agreement, other than to the fee schedule.

The Board considered that they had last approved the Sub-advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2012 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by Tortoise under the Sub-advisory Agreement and had concluded, based on the information provided, that the terms of the Sub-advisory Agreement were reasonable and that approval of the Sub-advisory Agreement was in the best interests of the Fund.

SIMNA and SIMNA Limited Sub-Subadvisory Agreement

On March 11, 2012, the Board considered for approval an amended and restated sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between the Manager, SIMNA and its affiliate, SIMNA Limited, related to the International Fund I in connection with the proposed subadvisory fee reallocation between SIMNA and SIMNA Limited.

The Board reviewed materials received from the Manager regarding the proposed subadvisory fee reallocation. The Board considered the Manager’s representation that the subadvisory fee reallocation would not reduce the quality or quantity of the services provided by SIMNA and SIMNA Limited to the Fund and that obligations of SIMNA and SIMNA Limited under the subadvisory agreement and Sub-Subadvisory Agreement, respectively, would remain the same in all material respects. The Board also considered that the Manager was not proposing any changes to the terms of the Sub-Subadvisory Agreement, other than to the fee schedule. The Board noted that the proposed fee change was solely a reallocation between affiliated subadvisers and that no changes were proposed with respect to the advisory fee paid to the Manager by the Fund or the subadvisory fee paid by the Manager to SIMNA.

The Board considered that they had last approved the subadvisory agreement with SIMNA and the Sub-Subadvisory Agreement during the annual contract renewal process that concluded at the Board of Directors’ September 2012 meeting. They noted that during the annual contract renewal process, they had determined that the fee paid by the Manager to SIMNA, and the fee paid by SIMNA to SIMNA Limited were reasonable. They also noted that they had considered the nature, quality and extent of services provided by SIMNA Limited under the Sub-Subadvisory Agreement and had concluded, based on the information provided, that the terms of the Sub-Subadvisory Agreement were reasonable and that approval of the Sub-Subadvisory Agreement was in the best interests of the Fund.

Special Meeting of Shareholders Principal Funds, Inc. – Global Diversified Income Fund Held December 11, 2012

1	.	Approval of a new sub-advisory agreement with Post Advisory Group, LLC for the Global
		Diversified Income Fund:

		In Favor	Opposed	Abstain
		143,361,508.345	38,694,775.563	6,237,842.514

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     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

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Insurance products and plan administrative services are provided by Principal life Insurance Company. Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

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